United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Assistant Secretary
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period:  October 31, 2020

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report.  A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for the fiscal year ended October 31, 2019 and the fiscal year ended October 31, 2020, for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $514,662 and $547,906, respectively.

(b)

Audit-Related Fees

The aggregate fees PwC billed to registrant for the fiscal year ended October 31, 2019 and the fiscal year ended October 31, 2020, for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a), were $29,000 and $0, respectively.  The 2019 payments were for Thrivent Municipal Bond Fund amortization review.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal year ended October 31, 2019 and the fiscal year ended October 31, 2020, for assurance and other services directly related to the operations and financial reporting of registrant, were $0 for each respective period.

(c)

Tax Fees

The aggregate tax fees PwC billed to registrant for the fiscal year ended October 31, 2019 and for the fiscal year ended October 31, 2020, for tax compliance, tax advice and tax planning services, were $146,249 and $121,659, respectively.  These fees include payments for tax return compliance services, excise distribution review services, and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal year ended October 31, 2019 and the fiscal year ended October 31, 2020, for services directly related to the operations and financial reporting of registrant, were $0 for each respective period.

(d)

All Other Fees

The aggregate fees PwC billed to registrant for the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for each respective period. The aggregate fees PwC billed to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser for the fiscal year ended October 31, 2019 and the fiscal year ended October 31, 2020, for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $14,220 and $3,600, respectively.  The 2019 and 2020 payments were for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards. In addition, for fiscal year ended October 31, 2019 there were fees related to the merger of certain series of Thrivent Mutual Funds and/or certain series of Thrivent Series Fund, Inc.  These figures are also reported in response to Item 4(g) below.

(e)

Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)

Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2020 were for work performed by persons other than full-time permanent employees of PwC.

(g)

The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal year ended October 31, 2019 and the fiscal year ended October 31, 2020 were $14,220 and $3,600 for each respective period.  These figures are also reported in response to Item 4(d) above.

(h)

Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments/Summary Schedule of Investments is included in the report to shareholders filed under Item 1.  Where the registrant included a Summary Schedule of Investments in the report to shareholders filed under Item 1, the registrant has filed a Schedule of Investments under this item.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE attached hereto.

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)        If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 30, 2020                                              Thrivent Mutual Funds

                                                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 30, 2020                                              By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer
                                                                                            (principal executive officer)

Date: December 30, 2020                                              By:   /s/ Gerard V. Vaillancourt
                                                                                               Gerard V. Vaillancourt
                                                                                            Treasurer and Principal Accounting Officer
                                                                                            (principal financial officer)
THRIVENT MUTUAL FUNDS
ANNUAL REPORT
Mutual Funds
OCTOBER 31, 2020
Beginning on Jan. 1, 2021, as permitted by regulations adopt-
ed by the U.S. Securities and Exchange Commission, paper
copies of the Funds’ annual and semiannual shareholder
reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (t hriventfunds.com ), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electron-
ically, you will not be affected by this change and you do not need to take any action.
If you had not elected electronic delivery in the past and
would like to now, how you request it depends on how you
invested in Thrivent Mutual Funds. If you invested through a financial intermediary (such as a broker dealer or bank), you will need to contact the financial intermediary directly. If you purchased shares through Thrivent, you can enroll in elec-
tronic delivery at thrivent.com/ gopaperless . If you purchased shares directly online, you can enroll at t hriventfunds.com .
You also can elect to receive paper copies of all future
shareholder reports free of charge. If you invest directly with a Fund, you can call 800-847-4836 to let us know you wish to continue receiving paper copies of your shareholder reports.
Your election to receive shareholder reports in paper will
apply to all funds held in your account. If you invest through a financial intermediary, you can contact your financial interme-
diary to request that you continue to receive paper copies of your shareholder reports.

Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Aggressive Allocation Fund 6
Thrivent Balanced Income Plus Fund 8
Thrivent Global Stock Fund 10
Thrivent Government Bond Fund 12
Thrivent High Income Municipal Bond Fund 14
Thrivent High Yield Fund 16
Thrivent Income Fund 18
Thrivent International Allocation Fund 20
Thrivent Large Cap Growth Fund 22
Thrivent Large Cap Value Fund 24
Thrivent Limited Maturity Bond Fund 26
Thrivent Low Volatility Equity Fund 28
Thrivent Mid Cap Growth Fund 30
Thrivent Mid Cap Stock Fund 32
Thrivent Mid Cap Value Fund 34
Thrivent Moderate Allocation Fund 36
Thrivent Moderately Aggressive Allocation Fund 38
Thrivent Moderately Conservative Allocation Fund 40
Thrivent Money Market Fund 42
Thrivent Municipal Bond Fund 44
Thrivent Opportunity Income Plus Fund 46
Thrivent Small Cap Growth Fund 48
Thrivent Small Cap Stock Fund 50
Shareholder Expense Example 52
Report of Independent Registered Public Accounting
Firm 56
Schedule of Investments/Summary Schedule of
Investments
Thrivent Aggressive Allocation Fund 58
Thrivent Balanced Income Plus Fund 65
Thrivent Global Stock Fund 74
Thrivent Government Bond Fund 79
Thrivent High Income Municipal Bond Fund 85
Thrivent High Yield Fund 91
Thrivent Income Fund 97
Thrivent International Allocation Fund 104
Thrivent Large Cap Growth Fund 111
Thrivent Large Cap Value Fund 114
Thrivent Limited Maturity Bond Fund 117
Thrivent Low Volatility Equity Fund 124
Thrivent Mid Cap Growth Fund 129
Thrivent Mid Cap Stock Fund 132
Thrivent Mid Cap Value Fund 135
Thrivent Moderate Allocation Fund 138
Thrivent Moderately Aggressive Allocation Fund 147
Thrivent Moderately Conservative Allocation Fund 156
Thrivent Money Market Fund 165
Thrivent Municipal Bond Fund 168
Thrivent Opportunity Income Plus Fund 175
Thrivent Small Cap Growth Fund 184
Thrivent Small Cap Stock Fund 187
Statement of Assets and Liabilities 190
Statement of Operations 196
Statement of Changes in Net Assets 202
Notes to Financial Statements 210
Financial Highlights 234
Additional Information 252
Board of Trustees and Officers 253

2
Dear Shareholder:
2
I hope this letter finds you, your family and your community safe and well. I’ll be honest, it’s difficult to find a topic for a letter such as this while the pandemic continues to surge. I recently participated virtually in an event for Thrivent clients in which people were able to submit questions.
One question was particularly illustrative of this trying period. An individual asked: “How can I think about what’s going on in the markets when I don’t even know how I’m going to pay all my bills this month?” There wasn’t a lot that I could say in response to this anonymously submitted question, other than to offer sympathy and recommend the assistance of a financial professional.
There are no clear comparisons for the COVID-19 pandemic. When we’ve had discussions among the members of our investment
team, the word that comes up over and over is “unprecedented.”
We have millions of unemployed workers and thousands of
small businesses that have either closed or are on the verge of closing.  The Federal Reserve (Fed) has taken actions that dwarf any of its activities during the Great Recession of 2008-09. The federal government has provided fiscal support far greater than at any time in history and is running a correspondingly large fiscal deficit.
And that’s without even mentioning the unprecedented impact to our daily lives.
While there’s no real comparison for these difficult months, I personally can’t help but think of the attacks of September 11,
2001, and that’s part of my answer to the question of how we can even think about markets during times such as these.
In 2001, prior to joining Thrivent, I was practicing law in Chicago at a large international law firm. That awful morning, I happened to be attending board meetings for a large mutual fund complex.
Although our meeting was in Chicago, that particular firm had its primary offices in the World Trade Center. We quickly adjourned the meeting so the executives could turn their attention to the safety of their employees in New York.
I knew there was nothing I could do to help those at Ground Zero.
But, like many of you, I felt a call to do something. Knowing that markets would be closed for an undetermined period and financial instruments would be impacted, I threw myself into legal research and worked most of the night. With so much uncertainty that
would affect every one of the firm’s clients, I found it fulfilling to do whatever I could to contribute to the common well-being.
Just as I wasn’t a firefighter or police officer in 2001, I’m not a doctor or medical researcher either. We have several PhDs on our investment team, but none in medical fields. We have more than 85 individuals with advanced degrees or credentials, even a second lawyer, but no MDs. But just as in September of 2001, we as a team want to do anything and everything we can to help all of you, and society as a whole, during this pandemic. For our investment team, that means managing your money with every bit of care, attention and professionalism that we possibly can.
Another word that’s used a lot these days in the investment
community is “dislocation.” There have been many dislocations in various markets and securities. That’s just a fancy way of saying that lots of things aren’t functioning the way they do in normal times, which will come as a surprise to no one. The actions of the Fed have stabilized markets more quickly than many of us would have expected – not just the stock market but even more importantly the credit markets and banking system that are the lifeblood of the “real” economy. But while many stocks have
recovered from the early decline – and some have been setting new highs -- many other businesses are still nowhere near back to normal.
So, as an investment team, we’re doing what we know how to do.
Our 20 stock analysts are doing bottom-up, fundamental analysis of companies to try to invest in those stocks that present the best opportunities. Our 17 fixed-income analysts are doing rigorous credit research to seek out bonds that offer good value on a risk-adjusted basis. Our team of 15 quantitative researchers and portfolio managers are using algorithms and technology to look for trends and opportunities.
By seeking out those stocks and bonds that represent good
values, we’re working to see that capital is allocated efficiently and goes to those companies that can make best use of it. By looking for market dislocations and trying to find opportunities in such dislocations, we’re helping to make such dislocations go away. As we do our jobs every day, I like to think that our investment team is doing what we can to help move us in some small way back
towards normalcy.
While the COVID-19 pandemic and its economic impact are
“unprecedented,” this isn’t the first time we’ve experienced unprecedented economic events and dislocations. We’ve had wars and pandemics before, and the markets and the economy can and do recover. The future never looks just like the past, but our long-
term investment view is informed by the past in important ways.
Our senior investment team meets about once a week for a deep dive into the various types of macroeconomic and market data. We have Thrivent’s own proprietary models that cover a wide range of subjects. A whole team of experienced professionals is responsible for compiling the material we discuss, searching for the best possible data and analytics and preparing our own analysis.
These discussions are perhaps my favorite part of my job. I feel blessed to work with such an experienced team. More than half of our more than 100 investment professionals have at least 20 years of experience in the industry, which means they were working through not just the Great Recession of 2008-09, but also the bursting of the technology bubble in 2000-01 and for many folks much farther back than that. This experience can bring a valuable perspective in times of heightened uncertainty.
I personally believe that active asset management is especially important during periods of economic and market turmoil. The dispersion in the performance of various stocks and bonds can be greater and an experienced manager has the potential to add significant value through stock selection and credit analysis, both through the companies the manager chooses to own and the
companies or securities they choose to avoid.

3
Our investment team is working very hard for you during these difficult times. The vast majority of our work is being done remotely, and I am happy to say that the shift to primarily remote work has gone more smoothly than I might have expected. And we are
happy to be serving you through the COVID-19 pandemic in the best way we can.
Once again, on behalf of our entire investment team, we hope this letter finds you, your family and your community safe and well.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds

4
Dear Shareholder:
4
Even as the COVID-19 pandemic surged to new highs in the U.S., the stock market remained strong, with the S&P 500® setting a new high during the third quarter of 2020. (The S&P 500 is a market-
cap-weighted index that represents the average performance of a group of 500 large-capitalization stocks.)
After an initial bout of market volatility that sent prices down about
30% off their highs, the stock market staged a strong rebound throughout the second and third quarters of 2020 on hopes that the economy would ultimately make a strong recovery.
In fact, despite mass unemployment, failing businesses, and falling corporate earnings across many sectors, the S&P 500 ended
October with a 2.77% total return year-to-date. Then, over the following two weeks, it rallied to new all-time highs on news of the development of potentially effective vaccines for COVID-19.
The strong market performance has also been bolstered by the unprecedented action of Congress and the Federal Reserve
(Fed), which injected trillions of dollars into the economy to help keep businesses afloat and provide emergency income for laid-off workers.
But while the stock market has provided strong gains, bond yields have fallen to historic lows. Yields on 10-year U.S. Treasuries dropped to under 0.7% during the summer – the lowest level since the government began issuing bonds in 1790 – before recovering somewhat to 0.86% at the October close. The decline in bond
yields was due, in part, to two sizable cuts by the Fed, slashing the Fed funds target range to 0% to 0.25%. The rising demand for bonds from investors seeking a safe haven in an uncertain market also contributed to the yield decline.
Economic Review
Lockdowns due to the COVID-19 pandemic caused a severe
decline in the economy in the first half of 2020. According to the
U.S. Department of Commerce, gross domestic product (GDP)
growth, which is the broadest measure of economic output,
contracted by a 4.8% annualized rate in the first quarter of 2020 and by 31.4% in the second quarter before rebounding by 33.1%
in the third quarter, as more businesses returned to operation and pent-up demand from consumers drove strong sales in several
key areas. For the year, GDP was still down 3.5% through the third quarter.
Unemployment, which skyrocketed early in the pandemic, has
steadily improved, ending October at 6.9%, according to the
Department of Labor.
With most stores and restaurants closed early in the second
quarter, retail sales took a precarious fall in April before beginning a steady recovery fueled by pent-up consumer demand. Total sales for the period of August through October 2020 were up 6.1% from the previous three-month period and up 5.1% from the same period a year earlier, according to the Department of Commerce.
Automobile sales for the same three-month period were up 6.2%
from the previous three-month period and up 9.1% from the same period a year earlier. But the biggest gains came in the non-store retail sector (primarily online), which were up 29.1% from a year earlier in October.
Oil prices have been severely depressed during the past several months, with auto and airline travel slowing to a crawl due to the pandemic. However, prices have recovered somewhat from
the early days of the pandemic. The price of a barrel of West
Texas Intermediate, a grade of crude oil used as a benchmark, had dropped more than 60% off its high for the year to close
April at $18.84 per barrel. As motorists returned to the roads, prices rebounded somewhat, closing October at $35.79 a barrel.
However, that price still represented a 41.79% decline year-to-date.
Market Review
In addition to a solid recovery for the S&P 500, the Nasdaq Index has also performed well, up 21.61% year-to-date through October.
(The Nasdaq Index – National Association of Securities Dealers
Automated Quotations – is an electronic stock exchange with more than 3,300 company listings.)
Six of the 11 sectors of the S&P 500 were up year-to-date through
October, led by led by the Information Technology sector, up
22.13%, and Communications Services, up 9.46%. Biggest losers included Energy, down 50.38%, and Financials, down 20.87%.
In the international markets, the MSCI EAFE Index, which measures performance of developed-economy stocks in Europe, Asia and
Australia, was up 4.20% in the third quarter, but remained down
12.61% year-to-date through the October close.
The bond market has been solid this year as investors bought up bonds in response to the stock market volatility. The Bloomberg
Barclays US Aggregate Bond Index, which tracks a broad range of investment-grade bonds, was up 6.32% year-to-date through
October.
Our Outlook
In the stock market, there are preliminary signs of investors rotating from the long-time winners of large-cap growth stocks, especially technology, and into more cyclically sensitive areas such as value and small-cap stocks. There have been some false starts on this rotation trade over the past few years as the incredibly strong earnings delivered by large-cap technology companies has
dominated the more anemic earnings results of other sectors.
However, the technology sector is now very highly valued in the market. In addition, there are expectations of regulatory challenges for the mega cap technology area. It will take decisive news on the efficacy of the vaccine effort, along with clear signs that the cyclical sectors of the economy are improving for the large-cap growth sector to give up its leadership role in the markets.
During these difficult times, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds

5
The views expressed are as of Oct. 31, 2020, may change as market or other conditions change, and may differ from views expressed by other Thrivent Asset Management, LLC associates. Actual investment decisions made by Thrivent Asset Management, LLC will not necessar-
ily reflect the views expressed. This information should not be considered investment advice or a recommendation of any particular security, strategy or product. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon, and risk tolerance.

Thrivent Aggressive Allocation Fund
6
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David S. Royal,  Mark L. Simenstad, CFA, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers*
The Fund seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Fund involves allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, LIBOR, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective August 4, 2020, Darren M. Bagwell, CFA, has been removed as a portfolio manager of the Fund.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Aggressive Allocation Fund earned a return of 5.12%, compared with the median return of its peer group, the Lipper Mixed-Asset
Target Allocation Aggressive Growth Funds category, of 4.38%. The Fund’s market benchmarks, the S&P 500® Index, the Bloomberg
Barclays U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 9.71%, 6.19%
and -2.61%, respectively.
What factors affected the Fund’s performance?
The year began well with equity markets strong and economic growth continuing in the last few months of 2019 and early part of 2020.
However, as the threat and then reality of shutting down the U.S. and world economies due to the COVID-19 pandemic emerged, U.S. and international equity markets plummeted more than 30% through March. At that time, the U.S. Federal Reserve (Fed) and global central banks took unprecedented measures to inject liquidity into capital markets, causing the markets to respond very strongly.
The Fund’s equity exposure outperformed on a relative basis. In terms of allocation effect, all domestic market caps added value. Within selection effect, the Fund’s performance was aided by strong results from the large-cap growth manager and all mid-cap and small-cap managers; however, the Fund’s international manager and domestic large-cap value manager underperformed. The strongest-performing sectors included Information Technology and Energy, while Materials underperformed. Throughout the period, we adjusted the Fund’s allocations as market conditions changed. For example, in mid-January we increased the Fund’s exposure to the low-volatility strategy, which benefited relative performance in the first quarter. However, low volatility detracted from relative performance as the market staged a strong recovery in the second half of the period. Also, in April we decreased European equity exposure to an underweighting and increased domestic equity to an overweighting. We also closed an underperforming position to short the Nasdaq 100 in favor of the S&P
500. In May, we decreased small-cap stocks in favor of large caps and growth. Finally, during the recent elevated market volatility, we have consistently rebalanced total equity exposure to match the Fund’s tactical targets, which has positively contributed to performance.
Within the fixed-income market over the period, interest rates fell sharply and the Treasury yield curve steepened with short rates falling more and then anchored by the Fed’s commitment to remain on hold. High-quality fixed-income sectors such as Treasuries and investment-grade corporates performed best during the period. The fixed-income portion of the Fund outperformed, benefiting from overweightings in Treasuries and high-quality mortgage-backed securities and an underweighting in corporate bonds. The Fund used
Treasury futures and options along with mortgage options to help manage interest-rate exposure, and credit default swap indexes to manage credit exposure.
What is your outlook?
The Fund remains modestly overweighted in equities versus fixed income. Domestically, the Fund’s portfolio remains overweighted in large- and mid-cap stocks; however, we are watching market concentration, crowding and valuations within the large-cap Technology sector and may consider reducing some of the overweighting. The conditions that support more defensive areas of the market remain in place, including near-zero rates, a flatter yield curve and lower inflation expectations, all of which benefit longer-duration assets such as large-cap growth. However, U.S. and Asian economies have recovered well and continue to show positive momentum. Also, the substantial global fiscal stimulus, combined with more recent positive results for several vaccines, may indicate it is time to begin rotating toward more cyclical areas of the market, including small-cap stocks and value. Internationally, we favor emerging markets over developed markets because the U.S. dollar has depreciated and emerging countries have managed the pandemic better than developed countries. In terms of the fixed-income market, we expect the Fed to hold rates steady at least into 2022; however, longer-term interest rates should rise as the economy recovers. The Fund’s fixed-income positioning remains moderately overweighted in credit and positioned for higher longer-maturity interest rates.

7
Portfolio Composition
(% of Portfolio)
Large Cap 39.1%
International 23.9%
Small Cap 15.7%
Short-Term Investments 7.1%
Multi-Cap 5.2%
Investment Grade Debt 4.8%
Mid Cap 3.8%
High Yield 0.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 9.0%
Thrivent International Allocation Fund,
Class S 7.9%
Thrivent Core Low Volatility Equity Fund 5.8%
Thrivent Mid Cap Stock Fund, Class S 5.6%
Thrivent Large Cap Value Fund, Class S 4.4%
Thrivent Core International Equity Fund 4.0%
Thrivent Core Emerging Markets Equity
Fund 2.9%
Thrivent Global Stock Fund, Class S 2.6%
Thrivent Small Cap Stock Fund, Class S 2.3%
U.S. Treasury Notes 1.3%
These securities represent 45.8% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years
10 Years
without sales charge 5.12% 8.16% 8.84%
with sales charge 0.36% 7.17% 8.34%
Class S
1-Year 5 Years
10 Years
Net Asset Value 5.25% 8.42% 9.19%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P 500
®
Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500
®
” is a
trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Balanced Income Plus Fund
8
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Mark L. Simenstad, CFA, Noah J. Monsen, CFA, Stephen D. Lowe, CFA, and David R. Spangler, CFA,  Portfolio Co-Managers*
The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.
Investment in Thrivent Balanced Income Plus Fund involves risks including equity security, interest rate, credit, allocation, market, large cap, leveraged loan, LIBOR, prepayment, foreign securities, emerging markets, foreign currency, mortgage-backed and other asset-backed securities, high yield, sovereign debt, quantitative investing, investment adviser, conflicts of interest, other funds, issuer, derivatives, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective August 4, 2020, Darren M. Bagwell, CFA, has been removed as a portfolio manager of the Fund.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Balanced Income Plus Fund earned a return of 1.61%, compared with the median return of its peer group, the Lipper Mixed-Asset Target
Allocation Moderate Funds category, of 3.92%. The Fund’s market benchmarks, the S&P/LSTA Leveraged Loan Index, the MSCI World Index–
USD Net Returns, the Bloomberg Barclays U.S. Mortgage-Backed Securities Index, and the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer
Capped Index, earned returns of 1.72%, 4.36%, 3.95% and 4.55%, respectively.
What factors affected the Fund’s performance?
The COVID-19 pandemic emerged in early 2020, with the ensuing shutdowns resulting in a massive economic and financial crisis that was exacerbated by a plunge in oil prices, thrusting much of the world into a deep recession. Risk assets sold off sharply around the world and the U.S.
experienced its fastest-ever market correction. The Federal Reserve (Fed) and global central banks quickly reacted with unprecedented monetary and fiscal policy responses to address the severely strained market liquidity and financial dislocation. The Fed cut the federal funds target rate to 0%-0.25%, Treasury rates fell sharply and the yield curve re-steepened as short-term rates dropped more than long. Risk assets responded strongly with U.S. equities and credit spreads rallying in the second half, although the market saw a huge performance disparity between businesses that were hurt by the pandemic such as travel and hospitality-related areas and those that benefited, such as food retailers and anything related to work-from-home technologies. International equity markets also recovered from the steep sell off, although performance among countries was quite divergent and directly correlated to the severity of the economic impact from the pandemic.
The Fund was underweighted in equities versus its peer group, which had a negative impact. Within domestic equity, an overweighting to small-
cap stocks detracted; however, internationally an overweighting to small caps was a positive contributor. An overweighting to value also hindered results. In terms of security selection, the Fund’s domestic large-cap value and international managers lagged, while its large-cap growth, mid-cap and small-cap managers outperformed. Regarding sectors, the Fund benefited from exposure to Consumer Discretionary, Consumer Staples and
Energy, while all other sectors detracted from relative performance. In the international equity portfolio, selection detracted in Japan, particularly in the Industrials sector. The international portfolio was also hurt by its exposure to low-volatility stocks, which did not provide the downside protection we would typically expect during the sell off. We believe safer-haven type assets, such as low-volatility and stable stocks, Treasuries and gold were under more pressure because they were easier to sell during the downturn. In addition, we did not own heavily shorted stocks that subsequently outperformed as hedge funds reduced leverage, forcing them to buy back many short positions. However, we employed derivatives to rebalance equity exposures to the Fund’s tactical targets, which positively impacted results—particularly during volatile market conditions.
The fixed-income portfolio outperformed mainly due to its exposure to convertible securities, which generated strong absolute returns on the back of an equity rally among bellwether technology companies that issued these securities. Exposures to investment-grade and EM debt also aided performance. Conversely, our portfolio’s intentionally shorter duration, which lessens interest rate sensitivity, proved detrimental due to dramatically falling rates. High yield underperformed because of our positioning in typically higher-quality, less-volatile industries that were hit hard by the pandemic. Also, in energy, we were not able to invest meaningfully in four large “fallen angels” that were downgraded to high yield and added to the index in March before they quickly shot up in value. Additionally, the Fund’s leveraged loans generated returns slightly below their benchmark.
We used Treasury futures and mortgage market options to help manage duration and curve positioning, which had little impact. In addition, we established a long position in a credit default swap index (CDX) to quickly add to the Fund’s exposure in the high-yield market after the sell off, which modestly contributed to performance.
What is your outlook?
Our outlook is fairly constructive since the economy is recovering and we saw encouraging news about effective COVID-19 vaccines shortly after the period ended. The coming year will likely continue to be dominated by virus news with volatility remaining elevated until cases decline, restrictions are lifted and an effective vaccine is in use. Reduction of political uncertainty and the likelihood of a divided U.S. government have been perceived positively by the markets. After a long period of growth outperformance, we see potential signs of a rotation into more cyclical areas, including small caps and value. The Fund remains overweighted in small caps and value, which may benefit from the previously mentioned improvements to the global economy. Additionally, the Fund remains modestly underweighted to equities, with the difference made up by equity-
like fixed-income securities. The Fed has indicated it intends to stay on hold until at least 2023, which keeps short-term rates anchored near zero. In fixed income, spreads offer relatively limited upside for further tightening, so we expect return to come more from income versus price appreciation.

9
Portfolio Composition
(% of Portfolio)
Common Stock 45.0%
Long-Term Fixed Income 24.4%
Bank Loans 15.5%
Registered Investment
Companies 7.5%
Short-Term Investments 6.3%
Preferred Stock 1.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 13.4%
Information Technology 12.1%
Consumer Discretionary 9.8%
Communications Services 9.7%
Affiliated Registered
Investment Companies 7.1%
Industrials 7.1%
Health Care 6.9%
Consumer Staples 6.4%
Materials 6.1%
Collateralized Mortgage
Obligations 4.4%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets
Debt Fund 7.1%
Microsoft Corporation 1.3%
Apple, Inc. 1.3%
Amazon.com, Inc. 1.2%
FNMA Conventional 30-Yr. Pass
Through 0.9%
Alphabet, Inc., Class A 0.6%
FNMA Conventional 15-Yr. Pass
Through 0.5%
Johnson & Johnson 0.5%
Global Medical Response, Inc., Term
Loan 0.5%
Scientific Games International, Inc.,
Term Loan 0.4%
These securities represent 14.3% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years
10 Years
without sales charge 1.61% 4.69% 6.53%
with sales charge -2.98% 3.73% 6.04%
Class S
1-Year 5 Years
10 Years
Net Asset Value 1.88% 5.02% 6.93%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges. If you were to purchase any of the above individual securities represented in those Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg Barclays U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S.
government agency MBS pools into approximately 3,500 generic types of securities.
*** The MSCI World Index – USD Net Returns is an unmanaged market-capitalization-weighted index that represents the performance of large and mid-cap stock across 23 developed market countries. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The Bloomberg Barclays U.S. High-Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
***** The S&P/LSTA Leveraged Loan Index is a market-value weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
****** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Global Stock Fund
10
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Kurt J. Lauber, CFA, Lauri A. Brunner, David R. Spangler, CFA, and Noah J. Monsen, CFA, Portfolio Co-Managers*
The Fund seeks long-term capital growth.
Investment in Thrivent Global Stock Fund involves risks including equity security, large cap, foreign securities, foreign currency, market, quantitative investing, mid cap, small cap, emerging markets, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective August 4, 2020, Darren M. Bagwell, CFA, has been removed as a portfolio manager of the Fund.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Global Stock Fund earned a return of 2.78%, compared with the median return of its peer group, the Lipper Global Multi Cap Core
Funds category, of 2.93%. The Fund’s market benchmarks, the MSCI World Large Cap Index–USD Net Returns and the MSCI All Country
World Index-USD Net Returns, earned returns of 4.97% and 4.89%, respectively.
What factors affected the Fund’s performance?
The equity markets were strong in the last few months of 2019 and early part of 2020 with the S&P 500 Index up more than 10% through mid-February. However, as the threat and then reality of shutting down the U.S. and world economies due to the COVID-19 pandemic emerged, U.S. and international equity markets plummeted more than 30% through March. At that time, the U.S. Federal Reserve (Fed)
and global central banks took unprecedented measures to inject liquidity into capital markets, causing the markets to respond very strongly. In the U.S., the S&P 500 soared more than 60% from the low on March 23 through the period’s market high on September 2.
The Fund’s performance was weak relative to its market benchmarks but in line with its Lipper peer group. Within allocation effect, an overweighting to growth aided performance. Within selection effect, domestic equity managers overall performed very well, with especially strong performance coming from large-cap growth, mid-cap growth, small-cap growth and mid-cap value; however, the large-cap value manager underperformed. Additionally, the Fund’s international manager underperformed. The strongest-performing sectors included
Information Technology and Consumer Discretionary, while Energy and Financials were the weakest sectors.
Throughout the period, we adjusted the Fund’s allocations as market conditions changed. For example, in early April, we decreased
European equity and increased broader international equity exposure, recognizing the economic impacts of Europe’s significantly greater challenges with the pandemic at that time. Additionally, near the end of October, we further reduced European exposure, this time in favor of emerging markets, which have managed the pandemic better than many developed markets, including Europe. Finally, during the recent elevated market volatility, we have rebalanced total equity exposure to match the Fund’s tactical targets, which has positively contributed to performance.
What is your outlook?
The Fund remains modestly overweighted in equities versus our peer group with approximately neutral positioning in domestic versus international. Domestically, the Fund’s portfolio is somewhat overweighted in large-cap stocks, and within international, it is overweighted in emerging markets versus developed markets. We have maintained an overweighting to growth; however, we are watching market concentration, crowding and valuations within mega-cap Technology and may consider reducing some of the overweighting. The conditions that support more defensive areas of the market remain in place, including near-zero rates, a flatter yield curve and lower inflation expectations, all of which benefit longer-duration assets such as large-cap growth. However, U.S. and Asian economies have recovered well and continue to show positive momentum. The U.S. Fed and global central banks have responded to the pandemic with record monetary support, while many governments — including the U.S. — have also provided substantial fiscal stimulus. We believe this support, combined with more recent positive results for several vaccines, may indicate it is time to begin rotating toward more cyclical areas of the market, including small-cap stocks and value. Internationally, we favor emerging markets over developed markets because the U.S. dollar has depreciated and emerging countries have managed the virus well relative to developed countries, benefiting their economic recoveries.

11
Portfolio Composition
(% of Portfolio)
Common Stock 81.8%
Short-Term Investments 14.4%
Registered Investments
Companies 3.8%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 16.1%
Health Care 12.4%
Financials 11.1%
Industrials 11.0%
Consumer Discretionary 10.9%
Communications Services 6.1%
Materials 4.5%
Real Estate 3.4%
Affiliated Registered
Investment Companies 3.2%
Consumer Staples 3.1%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets
Equity Fund 3.2%
Amazon.com, Inc. 2.6%
Microsoft Corporation 2.2%
Apple, Inc. 1.9%
Alphabet, Inc., Class A 1.3%
MasterCard, Inc. 0.8%
Novartis AG 0.8%
Roche Holding AG 0.8%
NVIDIA Corporation 0.7%
Nestle SA 0.7%
These securities represent 15.0% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years
10 Years
without sales charge 2.78% 6.03% 8.29%
with sales charge -1.83% 5.06% 7.79%
Class S
1-Year 5 Years
10 Years
Net Asset Value 3.18% 6.42% 8.73%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** The MSCI All Country World Index – USD Net Returns is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
*** The MSCI World Large Cap Index - USD Net Returns is an index that represents large cap stocks in 23 developed market countries. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Government Bond Fund
12
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Michael G. Landreville, CFA and CPA (inactive), and Gregory R. Anderson, CFA, Portfolio Co-Managers
The Fund seeks total return, consistent with preservation of capital. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Government Bond Fund involves risks including government securities, mortgage-backed and other asset-backed securities, inflation-linked security, interest rate, market, LIBOR, sovereign debt, investment adviser, derivatives, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Government Bond Fund earned a return of 5.76%, compared with the median return of its peer group, the Lipper General U.S.
Government Funds category, of 5.46%. The Fund’s market benchmarks, the Bloomberg Barclays U.S. Agency Index and the Bloomberg
Barclays U.S. Treasury Index, earned returns of 4.82% and 6.95%, respectively.
What factors affected the Fund’s performance?
At the start of the period, the economy continued to grow modestly and the labor market remained strong, although businesses were cautious due to ongoing trade wars. The tide quickly turned in early 2020 and U.S. and global economic growth came to an abrupt halt in
March after the COVID-19 pandemic emerged and quickly overwhelmed worldwide health systems. The ensuing shutdowns resulted in a massive economic and financial crisis that was exacerbated by a plunge in oil prices, thrusting much of the world into an unexpected and deep recession. In less than two weeks in March, the Federal Reserve (Fed) cut interest rates by 1.50%, bringing the federal funds target rate to 0%-0.25%. The Fed also immediately unleashed a number of programs to address the severely strained market liquidity and financial dislocation, including unlimited asset purchases in the Treasury and agency mortgage-backed securities market and several liquidity facilities to support the flow of credit to dealers, corporations, municipalities and consumers. Congress passed the $2.2 trillion
CARES Act to provide aid to individuals and businesses, while countries across the globe also quickly enacted unprecedented monetary and fiscal policy responses. By period end, however, growth and employment figures were rebounding much more quickly than expected after lockdowns ended and economic activity resumed.
Treasury rates fell sharply across the yield curve, but particularly for shorter maturities due to the Fed’s actions, and the curve re-
steepened. Ten-year Treasury yields, which had peaked at 1.97% in November, hit an all-time low of 0.31% on March 9 before ending the period at 0.88%. Risk assets sold off sharply in March, triggering the fastest market correction in history, while Treasuries rallied as rates fell. Long-duration Treasuries recorded a 14.04% return during the period as measured by the Bloomberg Barclays 20+ Year Index.
The Treasury Inflation Protected Securities (TIPS) segment returned 9.09% (Bloomberg Barclays TIPS Index), benefiting from increased expectations for higher inflation due to the record stimulus. Securitized sectors lagged Treasuries after the various asset classes suffered during the market dislocation and liquidity crisis in March, although they subsequently benefited from the massive Fed intervention.
The Fund’s overweighted exposure in the Fed-supported mortgage pass-through sector helped it outperform the Lipper peer group. Within that segment, the Fund also benefited from our strategic shift toward securities with lower coupons that were less likely to be refinanced as rates fell. Also, the Fund’s positions in collateralized mortgage obligations (CMOs) performed well due to their longer durations and better prepayment protection. In addition, the Fund was helped by its longer duration in its government agency debt exposure, which increased the positive impact from falling yields. We continued to use Treasury futures to help us manage the Fund’s duration and yield curve exposure. An overweighting in high-quality foreign sovereign debt also helped returns. Conversely, the Fund’s modest underweighting in
TIPS detracted from performance in the second half of the period.
What is your outlook?
Our outlook is fairly constructive since the economy is recovering and we saw encouraging news about several effective COVID-19 vaccines shortly after the period ended. However, volatility is likely to remain elevated until we see virus outbreaks diminish and the Senate election results finalized, which may impact the timing of additional relief packages. We anticipate growth will even out in the coming year to the 3.0%-3.5% range, and inflation will begin to tick up due to the increased government spending and Treasury issuance. The
Fed indicated in September that it intends to stay on hold until at least 2023, which keeps short-term rates anchored near zero. Although the yield curve will likely steepen somewhat, we believe the Fed will step in with “yield curve control” measures (i.e., purchasing longer-
maturity Treasuries) to prevent a dramatic increase in long-term yields.
We added to the Fund’s overall Treasury exposure ending with more nominal Treasuries (41%) and TIPS (3%) funded by a reduction in securitized assets. Our TIPS outlook is positive due to upward pressure on inflation and the Fed’s new mandate to target an average inflation rate of 2% over time. Asset-backed securities exposure fell to 1.5% after some of these short-term securities paid down and we sold others that performed well. We lowered CMO and commercial mortgage-backed securities exposure to just under 9% to lock in gains after the segments recovered strongly. We also increased mortgage pass-through exposure to 32% because the segment offers attractive yields and benefits from the strong housing market and Fed purchases. We slightly lowered other government-related debt ending with around 4.5% in sovereign debt and 4.5% in U.S. agencies. In sovereign exposure, we are emphasizing European, Asian and Canadian provincial debt. We added slightly to a small weighting in AAA-rated covered bonds because they perform well when risk assets sell off.
We continue to position the Fund as a conservative and defensive investment vehicle in the event of another sell off among risk assets.

13
Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies 46.2%
Mortgage-Backed Securities 31.6%
Collateralized Mortgage
Obligations 7.2%
Asset-Backed Securities 4.4%
Financials 3.0%
Commercial Mortgage-
Backed Securities 2.5%
Foreign Government 2.4%
Energy 0.3%
Options <.01%
Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 7.2%
U.S. Treasury Bonds 6.2%
U.S. Treasury Notes 6.2%
U.S. Treasury Bonds 5.3%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 4.6%
U.S. Treasury Notes 4.3%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 4.2%
U.S. Treasury Notes 4.0%
U.S. Treasury Bonds 3.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 3.6%
These securities represent 49.3% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years
10 Years
without sales charge 5.76% 3.02% 2.48%
with sales charge 3.61% 2.60% 2.27%
Class S
1-Year 5 Years
10 Years
Net Asset Value 5.88% 3.10% 2.70%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 2%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 2.0% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the Index, any charges you would pay would reduce your total return as well.
** The Bloomberg Barclays U.S. Agency Index is an index that measures the performance of the U.S. investment-grade fixed-income securities mar-
ket.
*** The Bloomberg Barclays U.S. Treasury Index is an index that measures the performance of the U.S. Treasury bond market.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent High Income Municipal Bond Fund
14
*Investors may be subject to state taxes, the federal alternative minimum tax and capital gains taxes.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Janet I. Grangaard, CFA, and Johan Akesson, CFA, Portfolio Co-Managers
The Fund seeks a high level of current income exempt from federal income taxes. The Fund’s investment objective may be changed without shareholder approval.
Investment in the Thrivent High Income Municipal Bond Fund involves risks including municipal bond, interest rate, high yield, credit, tax, futures contract, market, LIBOR, liquidity, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent High Income Municipal Bond Fund earned a return of -0.56%, compared with the median return of its peer group, the Lipper High
Yield Municipal Debt Funds category, of 0.32%. The Fund’s market benchmark, the Bloomberg Barclays High Yield Municipal Bond Index,
earned a return of 1.23%.
What factors affected the Fund’s performance?
As the period began, the U.S. economy was growing and most state and local governments were in good financial shape. Then, in early
2020, the COVID-19 pandemic emerged and quickly overwhelmed worldwide health systems. Governments responded by shutting down economic activity, resulting in a crisis that thrust much of the world into a deep recession. Risk assets sold off sharply, including in the U.S.
municipal market, where spreads widened dramatically. Yields on 30-year AAA-rated muni bonds quickly jumped 200 basis points as retail investors panicked and sold their mutual fund and exchange-traded fund (ETF) shares. Leveraged portfolios were forced to cut positions, which exacerbated the volatility. Near the end of March, the Federal Reserve (Fed) and U.S. Treasury reacted with unprecedented monetary and fiscal policy responses to address the severely strained market liquidity and financial dislocation, including unlimited asset purchases and several liquidity facilities. The Fed cut the federal funds target rate to 0%-0.25%, and Congress passed the $2.2 trillion
CARES Act to provide aid to individuals, businesses, municipalities and states. The Fed also unveiled the Municipal Liquidity Facility
(MLF), which could buy up to $500 billion in short-term debt from state and local governments that suffered revenue declines due to the pandemic, although only a couple of entities ultimately took advantage of the program.
With the MLF as a backstop, market confidence returned. Municipal spreads rallied but the segment still underperformed Treasuries for the period. High-grade bonds outperformed high yield, however, and tax-supported bonds outpaced revenue bonds, which generate revenue when people use the projects or facilities. The toll road sector performed well as people decided to drive instead of fly, while sectors most affected by the pandemic underperformed such as senior living, skilled nursing and higher education. The crisis increased uncertainty over Puerto Rico’s bonds, as falling revenue streams raised questions about how much debt the commonwealth can afford. Across the muni market, impairments are at their highest level since 2012, and almost every sector has a negative rating agency outlook.
Compared to its peers, the Fund takes less credit risk but maintains a longer duration (i.e., greater interest-rate sensitivity) to keep its dividend yield competitive. As a result, the portfolio is very sensitive to interest rate changes. To mitigate some of the Fund’s net asset value (NAV) volatility from the longer duration, we held a short position in 30-year Treasury futures, which hindered results in an environment where Treasuries outperformed munis. Also, some of the Fund’s senior living holdings did not perform well. The market built in wider credit spreads out of concern that people postponed their moves into congregate living facilities at the same time the facilities had to spend more money for staffing and virus-related risk control measures. In addition, higher education bonds detracted due to concerns that universities may have trouble maintaining enrollment during the pandemic. On balance, however, the Fund’s higher-quality bias modestly aided relative performance. The best-performing sector was tobacco bonds due to increasing U.S. cigarette sales. The Fund benefited from its overweighting in transportation, including roads, highways, turnpikes and port authorities. Also, the Fund’s utility bonds performed well because of their less-volatile usage patterns and revenues.
The Fund is diversified across 28 states and 20 sectors with significant exposure to senior living, hospitals and toll roads. Its credit rating sweet spots are the BBB and BB segments, where our target is 55% of net assets. As the election approached, we implemented a barbell strategy by adding more higher-grade securities for liquidity and some nonrated securities where spreads were more attractive. The Fund generated a higher level of tax-exempt income than its peers, as measured by its 12-month distribution yield.
What is your outlook?
We expect the economy to continue its recovery from the pandemic-induced recession. The speed of recovery, however, will be influenced by policies that emanate from officials in Washington, D.C. We will continue to see stress, and therefore opportunity, in certain sectors, and particularly in high yield, until a vaccine is widely distributed and people are more confident about returning to normal activities.
Fiscal outcomes will vary broadly depending on entities’ sources of income: taxes or project revenues. We continue to monitor certain states carefully, such as Illinois, which failed to pass the constitutional amendment to change the state’s income tax to a progressive rate structure. Large cities with high costs of living will also need to be watched to see if COVID-19 has changed people’s living and working habits. In short, any sector that involves large numbers of people in close physical proximity will continue to be scrutinized. The
Fed is likely to maintain low short-term rates in 2021 and beyond. Low levels of inventory combined with high savings rates could spur a temporary increase in inflation if aggregate demand exceeds aggregate supply in the U.S. economy. If so, the yield curve could steepen, leading longer-maturity bonds to underperform for a period of time.

15
Major Market Sectors
(% of Net Assets)
Health Care 24.5%
Transportation 22.5%
Other Revenue 13.9%
Education 13.8%
Tax Revenue 8.0%
Water & Sewer 4.5%
General Obligation 4.1%
Industrial Development
Revenue 4.0%
Housing Finance 2.8%
Electric Revenue 1.6%
Top 10 States
(% of Net Assets)
Texas 11.5%
New York 6.7%
Pennsylvania 6.4%
Colorado 6.2%
California 5.9%
Florida 5.5%
Illinois 5.4%
New Jersey 4.6%
Georgia 4.4%
Michigan 3.6%
Investments in securities in these States
represent 60.2% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Solutions, Inc.
(“Fitch”). If Moody’s, S&P and/or Fitch have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P or Fitch, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 States are subject to change.
The lists of Major Market Sectors and Top 10 States exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 States chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
From
Inception
Class S
1-Year
2/28/2018
Net Asset Value -0.56% 4.24%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The Bloomberg Barclays High Yield Municipal Bond Index is an index which measures the non-investment grade and non-rated U.S. tax-exempt bond market.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent High Yield Fund
16
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Paul J. Ocenasek, CFA, Portfolio Manager
The Fund seeks high current income and, secondarily, growth of capital.
Investment in Thrivent High Yield Fund involves risks including high yield, interest rate, credit, convertible, leveraged loan, LIBOR, prepayment, foreign securities, market, liquidity, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent High Yield Fund earned a return of -0.16%, compared with the median return of its peer group, the Lipper U.S. High Current Yield
Funds category, of 2.20%. The Fund’s market benchmark, the Bloomberg Barclays U.S. Corporate High Yield Bond Index, earned a return of 3.49%.
What factors affected the Fund’s performance?
In the first half of the period, slowing U.S. and global economic growth came to an abrupt halt in March after the COVID-19 pandemic emerged and quickly overwhelmed worldwide health systems. The ensuing shutdowns resulted in a massive economic and financial crisis that was exacerbated by a plunge in oil prices, thrusting much of the world into a deep recession. In less than two weeks in March, the Federal Reserve (Fed) cut interest rates by 1.50%, bringing the federal funds target rate to 0%-0.25%. The Fed also immediately unleashed a number of programs to address the severely strained market liquidity and financial dislocation, including unlimited asset purchases and several liquidity facilities. Congress passed the $2.2 trillion CARES Act to provide aid to individuals and businesses, while other countries across the globe also quickly enacted unprecedented monetary and fiscal policy responses. By period end, growth and employment figures were rebounding more quickly than expected after lockdowns ended and economic activity resumed.
Risk assets sold off sharply in March and the U.S. experienced its fastest-ever market correction. High-yield credit spreads, which began the period at 392 basis points over Treasuries, blew out to 1100 basis points during the panic-induced sell off. However, the quick Fed and global response helped high-yield spreads rally during the second half of the period, tightening back to 504 basis points over Treasuries.
Investors returned to the segment, and the high-yield market experienced record inflows of $40 billion into mutual funds and exchange-
traded funds (ETFs) year to date in 2020. As conditions improved, companies flooded the new issue market to improve liquidity, refinance current debt and extend maturities. Year to date through October, high-yield new issue supply has reached a record-breaking $388 billion, which is up 70% year over year versus 2019. This issuance was easily absorbed by investors given the ongoing quest for higher-yielding assets in the face of record low or negative rates across the globe.
Not surprisingly, the default rate in the U.S. high-yield market jumped to 6.5% and is projected to peak in early 2021, although much of the negative impact is already priced into the market (source: trailing U.S. dollar-weighted 12-month default rate, Moody’s Investors
Service). Most of the defaults and distressed bonds were found in the energy sector, which continued to grapple with low oil prices due to a dramatic drop in demand and ongoing oversupply. The worst-performing high-yield sectors were those most negatively impacted by the pandemic, including oilfield services, airlines, leisure, and exploration and production (E&P). The best-performing sectors included supermarkets, manufacturing, chemicals and banking. Higher-quality bonds outpaced their lower-quality counterparts by a fairly significant margin with BB-rated bonds returning 6.67% versus 1.93% for B-rated bonds and -3.09% for CCC-rated bonds.
The Fund and Lipper peers underperformed the Bloomberg Barclays benchmark mainly because of four large “fallen angels” from the energy sector, which were investment-grade bonds downgraded to high yield and added to the index at the end of March. Because of market illiquidity, we were not able to add significant exposure to these issuers before they quickly shot up in value. Also, security selection detracted in energy despite the Fund’s neutral weighting in the sector. In addition, the Fund was overweighted in typically higher-quality, less-volatile industries that were hit hard by the pandemic such as leisure, lodging, car rentals and aircraft financing. On the other hand, the Fund’s defensive positioning coming into this period was helpful, including a 3.5% underweighting in CCC-rated securities and a 4.5%
overweighting in BBB-rated, investment-grade bonds, which produced returns in line with BB securities. The Fund also had approximately
5% in cash going into March, which proved beneficial because we were able to invest in some attractive fallen angels and shorter-maturity, secured new issues that came to market. In addition, we established a long position in the credit default swap index (CDX) in April to put cash more quickly to work in the high-yield market after the sell off, which modestly contributed to performance.
What is your outlook?
We believe the high-yield market is fairly healthy and functioning well as evidenced by the heavy new issuance, strong fund flows and tighter spreads, while many economic indicators like growth, manufacturing, corporate earnings and housing are improving. Therefore, we expect high-yield spreads to tighten over the coming year, but volatility to remain elevated until we see more progress regarding
COVID-19 containment and availability of vaccines. The Fed has indicated it will stay on hold with short-term rates until at least 2023, while longer-term rates will likely move only modestly higher. We continue to position the Fund somewhat defensively with an underweighting in CCC-rated bonds. We increased BB exposure during the period to just over 50% of the Fund’s portfolio due to the addition of the above-mentioned fallen angels and new issue opportunities and intend to maintain this positioning in the near term. We are also lowering investment-grade exposure and putting the proceeds back to work in the BB and B segments. We have shifted to an underweighting in energy by decreasing position sizes across the segment, but may add some exposure in large fallen angels. We sold unsecured debt in some of the Fund’s virus-exposed industries such as airlines and reinvested in new shorter-maturity secured deals that came to market.
We also increased exposure to the auto industry and to bank loans, which have attractive yields and perform better in a rising rate environment.

17
Major Market Sectors
(% of Net Assets)
Consumer Cyclical 17.9%
Communications Services 16.7%
Consumer Non-Cyclical 14.7%
Capital Goods 10.9%
Energy 9.9%
Financials 8.5%
Basic Materials 6.2%
Technology 5.8%
Utilities 3.0%
Transportation 1.9%
Top 10 Holdings
(% of Net Assets)
Sprint Corporation 1.1%
Tenet Healthcare Corporation 0.9%
Ford Motor Credit Company, LLC 0.9%
Ford Motor Company 0.8%
Embarq Corporation 0.7%
CSC Holdings, LLC 0.7%
Cheniere Energy Partners, LP 0.7%
CSC Holdings, LLC 0.7%
CCOH Safari, LLC 0.7%
Level 3 Financing, Inc. 0.6%
These securities represent 7.8% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Major Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years
10 Years
without sales charge -0.16% 4.28% 5.09%
with sales charge -4.60% 3.34% 4.61%
Class S
1-Year 5 Years
10 Years
Net Asset Value 0.11% 4.54% 5.40%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bonds.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Income Fund
18
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Kent L. White, CFA, Portfolio Manager
The Fund seeks high current income while preserving principal and, secondarily, long-term growth of capital in order to maintain investors’
purchasing power.
Investment in Thrivent Income Fund involves risks including interest rate, credit, high yield, government securities, mortgage-backed and other asset-backed securities, LIBOR, market, issuer, foreign securities, investment adviser, financial sector, derivatives, emerging markets, liquidity, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Income Fund earned a return of 7.79%, compared with the median return of its peer group, the Lipper Corporate Debt Funds
BBB-Rated category, of 6.92%. The Fund’s market benchmarks, the Bloomberg Barclays U.S. Corporate Bond Index and the Bloomberg
Barclays U.S. Aggregate Bond Index, earned returns of 7.05% and 6.19%, respectively.
What factors affected the Fund’s performance?
In the first half of the period, slowing U.S. and global economic growth came to an abrupt halt in March after the COVID-19 pandemic emerged and quickly overwhelmed worldwide health systems. The ensuing shutdowns resulted in a massive economic and financial crisis that was exacerbated by a plunge in oil prices, thrusting much of the world into an unexpected and deep recession. In less than two weeks in March, the Federal Reserve (Fed) cut interest rates by 1.50%, bringing the federal funds target rate to 0%-0.25%. The Fed also immediately unleashed a number of programs to address the severely strained market liquidity and financial dislocation, including unlimited asset purchases and several liquidity facilities. Congress passed the $2.2 trillion CARES Act to provide aid to individuals and businesses, while countries across the globe also quickly enacted unprecedented monetary and fiscal policy responses. Treasury rates fell sharply and the yield curve re-steepened as short-term rates dropped much more due to the Fed’s actions. Ten-year Treasuries hit an all-time low in March and remained volatile, ending the period with a 0.88% yield.
Risk assets sold off sharply in March, and the U.S. experienced its fastest-ever market correction. Investment-grade credit spreads, which began the period at 110 basis points over Treasuries, began to widen in mid-February and reached a peak of 373 basis points during the sell off. However, the Fed’s quick response to the crisis, including its first-ever pledge to purchase investment-grade corporate debt, provided a backstop to the market. Investment-grade spreads subsequently rallied and gradually tightened to end at the same level where they began. Spreads for high-yield credit also widened during the sell off, but much more significantly. After beginning the period at 392 basis points over Treasuries, high-yield spreads blew out to 1100 basis points before rebounding sharply to 504 basis points by period end. As conditions improved, companies flooded the new issue market to improve liquidity, refinance current debt and extend maturities.
Year to date through October, investment-grade and high-yield new issue supply has reached record-breaking levels of $1.6 trillion and
$338 billion, respectively, an increase of more than 70% year over year in both markets versus 2019. This issuance was easily absorbed by investors, particularly given the ongoing quest for higher-yielding assets due to record low or negative rates in Europe and Asia.
The primary factor that drove the Fund’s outperformance versus its benchmarks and peers was its defensive positioning going into the year, which we increased as spreads tightened further in January. Specifically, the Fund was overweighted in investment-grade credit—which ended up being one of the strongest-performing areas in fixed income—and underweighted in high yield. Within corporate exposure, we emphasized higher-quality, shorter-duration credits particularly in the poorly performing energy sector, which proved beneficial. We also avoided some of the large “fallen angel” issuers in energy that got downgraded to high yield. Because trade wars were a concern when the period began, we also overweighted more domestically focused issuers that would be less impacted such as utilities and telecommunications, which aided results. In addition, heading into the pandemic, the Fund’s Treasury and mortgage-backed securities (MBS) exposure was higher than it had been for some time, which proved beneficial because we were able to quickly invest in new issues that came to market after the sell off at very attractive valuations. On the other hand, we did not anticipate the collapse in
Treasury rates during the period, so the Fund’s shorter duration hindered results. We used Treasury futures to help us manage the Fund’s duration.
What is your outlook?
Our outlook is fairly constructive since the economy is recovering and we saw encouraging news about effective COVID-19 vaccines shortly after the period ended. However, volatility is likely to remain elevated in the coming months until we see virus outbreaks diminish and the Senate election results finalized. Investment-grade spreads have narrowed so much that they offer limited upside for further tightening and little cushion to absorb a rate backup. We are also somewhat concerned about where spreads are relative to corporate fundamentals, particularly the amount of leverage in the market, which is at new highs and will likely stay that way until earnings recover.
We would like to see companies use their cash to pay down debt instead of buying back stock or engaging in mergers and acquisitions.
Since summer, the Fund’s Treasury and MBS exposures have shifted back to underweighted, while credit exposure is near all-time highs.
Within credit, we are overweighting high yield over investment grade since high-yield spreads have not retracted as much. We are looking for opportunities in hard-hit industries that could benefit from further recovery, such as airlines, aircraft lessors, hotels, retail and high-
quality, integrated energy names. In the securitized space, we are adding to AAA-rated and BBB-rated collateralized loan obligations
(CLOs), where valuations look attractive. We are also looking for opportunities in preferred and contingent capital (CoCo) securities with attractive yields from high-quality U.S. and European banks. The Fund’s duration remains slightly short of the benchmark because Treasury rates are more likely to move slightly higher with a steeper curve as the Fed keeps rates anchored at the short end.

19
Major Market Sectors
(% of Net Assets)
Financials 27.1%
Consumer Non-Cyclical 12.6%
Energy 10.2%
Communications Services 8.8%
Utilities 7.4%
Consumer Cyclical 5.5%
Technology 5.5%
Basic Materials 3.6%
Capital Goods 3.3%
Mortgage-Backed Securities 3.1%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Bonds 1.1%
U.S. Treasury Notes 0.9%
iShares J.P. Morgan USD Emerging
Markets Bond ETF 0.7%
iShares S&P U.S. Preferred Stock
Index Fund 0.7%
Charter Communications Operating,
LLC 0.6%
Bank of America Corporation 0.6%
SPDR Bloomberg Barclays High Yield
Bond ETF 0.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.6%
Altria Group, Inc. 0.6%
U.S. Treasury Bonds 0.5%
These securities represent 6.9% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years
10 Years
without sales charge 7.79% 5.55% 4.90%
with sales charge 2.94% 4.59% 4.43%
Class S
1-Year 5 Years
10 Years
Net Asset Value 8.11% 5.88% 5.26%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the Index, any charges you would pay would reduce your total return as well.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent International Allocation Fund earned a return of -8.21%, compared with the median return of its peer group, the Lipper
International Multi-Cap Core Funds category, of -6.11%. The Fund’s market benchmark, the MSCI All Country World Index ex-USA–USD
Net Returns, earned a return of -2.61%.
What factors affected the Fund’s performance?
The impact of COVID-19 and subsequent response by governments dominated the investment landscape over the past year. Stock returns across countries varied widely, largely reflecting the severity of economic damage caused by the pandemic and the effectiveness of fiscal, monetary and public health responses. The hardest hit countries in Europe faced the largest declines in their stock markets, including
Spain, France, Italy and the U.K., and they ended the period well below their levels from a year earlier. Meanwhile, countries that were able to effectively limit the spread of the virus, such as New Zealand and Hong Kong, or that avoided large-scale lockdowns of their economy, like Sweden, had smaller declines, more robust recoveries and finished the year with gains. In the U.S., the largest single country in the portfolio, the significant fiscal stimulus at the outset of the pandemic, coupled with aggressive monetary accommodation and liquidity provision by the Federal Reserve, helped fuel a return of stocks to all-time highs.
Returns across industries were also primarily differentiated by effects of the pandemic. The worst-performing industries were those most severely impacted by restrictions on travel and social gatherings. Energy stocks fell the most after the sudden reduction in travel caused reduced demand for fuels at the same time that supply increased. A dispute over production quotas between Russia and Saudi Arabia resulted in a flood of oil into the market, causing the price of crude to collapse and even turn negative for one day. Airlines likewise suffered from the collapse in demand for air travel, while Real Estate was pressured by the loss of demand for shopping centers, hotels and resorts. Conversely, many technology companies benefited from supplying the software and networks needed for students learning online and employees working from home, along with online retailers benefiting over brick-and-mortar stores.
Among the quantitative factors we use to select securities, price momentum and growth performed well, while value factors continued
a long period of underperformance. Low interest rates, which began to fall anew with the onset of the pandemic, helped to drive these dynamics as the low discount rate applied to future earnings pushed up the valuation of growth stocks. During the spring market downturn, low-volatility stocks provided some measure of downside protection in most international markets but lagged the broad market in the subsequent recovery.
The Fund experienced underperformance across developed markets, particularly in large-cap growth, while the emerging markets portion of the Fund outperformed. Within developed markets, the underperformance was the result of security selection in Japan, along with exposure to small size and beta (volatility) factors during the market downturn.
What is your outlook?
Global central banks have responded to the pandemic with record monetary support, while many governments have also provided substantial fiscal stimulus. We believe this support, combined with more recent positive results for several vaccines, may indicate it is time to begin rotating toward more cyclical areas of the market, including small-cap stocks and value. Internationally, we favor emerging markets over developed markets because the U.S. dollar has depreciated and emerging economies have managed the virus well, benefiting their economic recoveries. By contrast, the virus has surged in developed markets such as the U.K. and throughout the eurozone, leading several countries to again lock down to varying degrees. At an asset class level, the Fund continues to be overweighted in small-cap stocks relative to large-cap stocks and emerging markets relative to developed markets.
Thrivent International Allocation Fund
20
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA, Brian M. Bomgren, CQF, and David Spangler, CFA, Portfolio Co-Manag-
ers. A portion of the Fund is subadvised by Goldman Sachs Asset Management, L.P.*
The Fund seeks long-term capital growth.
Investment in Thrivent International Allocation Fund involves risks including allocation, equity security, foreign securities, large cap, growth investing, value investing, quantitative investing, emerging markets, foreign currency, market, small cap, mid cap, issuer, investment adviser, multi-manager, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective August 4, 2020, Darren M. Bagwell, CFA, has been removed as a portfolio manager of the Fund.

21
Portfolio Composition
(% of Portfolio)
Common Stock 90.9%
Short-Term Investments 9.0%
Preferred Stock 0.1%
Long-Term Fixed Income < 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 15.2%
Financials 14.3%
Consumer Discretionary 12.2%
Information Technology 10.7%
Health Care 10.3%
Materials 9.0%
Consumer Staples 5.7%
Communications Services 5.0%
Real Estate 4.3%
Energy 3.3%
Top 10 Countries
(% of Net Assets)
Japan 20.9%
Switzerland 9.8%
United Kingdom 8.6%
Canada 6.6%
France 6.1%
Australia 5.0%
Germany 4.4%
Netherlands 4.4%
Sweden 3.3%
China 2.5%
Investments in securities in these countries
represent 71.6% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years
10 Years
without sales charge -8.21% 1.91% 2.65%
with sales charge -12.35% 0.99% 2.18%
Class S
1-Year 5 Years
10 Years
Net Asset Value -7.90% 2.32% 3.05%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a)
Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** The MSCI All Country World Index ex-USA- USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Large Cap Growth Fund
22
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
 Lauri A. Brunner, Portfolio Manager
The Fund seeks long-term capital appreciation.
Investment in Thrivent Large Cap Growth Fund involves risks including large cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, foreign securities, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Large Cap Growth Fund earned a return of 32.91%, compared with the median return for its peer group, the Lipper Large Cap
Growth Funds category, of 27.22%. The Fund’s market benchmarks, the Russell Growth Index and the S&P 500® Growth Index, earned returns of 29.22% and 24.45%, respectively%.
What factors affected the Fund’s performance?
Stock selection in the Consumer Discretionary sector was the main driver of the Fund’s outperformance during the reporting period, followed by stock selection in the Information Technology sector. Also, we exited the Energy sector in September 2019 due to the lack of an adequate supply/demand investing framework. The Energy sector fell dramatically over the period; therefore, our lack of exposure was also a significant contributor to results for the period.
The Fund’s top-performing holding was consumer growth and technology giant Amazon.com, which benefited from the meaningful increase in eCommerce orders due to COVID-19. The Fund was at its desired overweighting to the stock when the pandemic emerged, so the benefit to performance was significant. Square was also a top performer even though transactions through its seller ecosystem fell by double digits as consumers retrenched from stores. However, transactions through its cash ecosystem grew by triple digits after consumers eschewed the use of cash due to fears of virus transfer from touching currency, further embracing the digital transfer of cash and funds. As more consumers used Square’s cashless platform, the company also saw increased traction in initiatives launched pre-
pandemic in the cash ecosystem app such as stock trading. The company remains in the early days of transitioning from a single-purpose app to a financial hub for consumers. The Fund’s position in Apple also benefited performance despite a rapid decline in total revenue on a sequential basis during the early days of the pandemic. Apple’s services revenue growth remained strong as the company continued to transition from a multi-product hardware-only provider to a hardware-plus-software company.
The Fund’s underweighting in Tesla and overweightings in Honeywell and Visa were the largest detractors from performance. Tesla achieved proof points in global manufacturing and battery electric vehicle share during the period that contributed to the stock’s stunning performance. Honeywell lagged due to its aerospace exposure and Visa underperformed because of its network, which is dependent on transactions that are supported by travel, consumer and business spending. All three areas remained under duress during the global pandemic.
In late February, we began to look at names our research team had reviewed in the past year to find growth businesses that had been discarded during the buildup of pandemic fear. As a result, we invested in Uber, Chipotle, Live Nation and Aptiv, which participate in the transportation, restaurant, live events (mainly concerts) and automobile components industries, respectively. During the reporting period,
Chipotle and Aptiv were the Fund’s sixth- and eighth-largest contributors to performance.
What is your outlook?
The Fund’s largest overweightings, Amazon.com and Apple, remain unchanged due to strong multi-year growth prospects for both companies. The recovery names that we recently added as noted above also remain important Fund holdings. We recently purchased four additional names that are earlier-stage growth companies in Health Care and Technology, where the Fund has smaller overweightings.
We are encouraged by the prospect of multi-year revenue growth opportunities in the traditional Industrial sector due to a global transition toward carbon neutrality at different rates by geography, subsector and product. This shift represents an interesting prospect for a growth fund.

23
Portfolio Composition
(% of Portfolio)
Common Stock 98.3%
Short-Term Investments 1.7%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 38.2%
Consumer Discretionary 21.4%
Communications Services 14.3%
Health Care 13.1%
Financials 4.4%
Industrials 3.0%
Real Estate 1.4%
Materials 1.1%
Consumer Staples 0.6%
Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc. 12.9%
Apple, Inc. 8.9%
Microsoft Corporation 8.3%
Alphabet, Inc., Class A 6.5%
MasterCard, Inc. 4.1%
NVIDIA Corporation 3.4%
Facebook, Inc. 3.0%
PayPal Holdings, Inc. 2.9%
Adobe, Inc. 2.8%
ServiceNow , Inc. 2.5%
These securities represent 55.3% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years
10 Years
without sales charge 32.91% 15.24% 14.69%
with sales charge 26.93% 14.18% 14.16%
Class S
1-Year 5 Years
10 Years
Net Asset Value 33.39% 15.63% 15.12%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
**
The S&P 500
®
Growth Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P
500
®
Index that exhibit strong growth characteristics.
***
The Russell 1000
®
Growth Index measures the performance of large cap growth stocks. It is not possible to invest directly in the Index.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Large Cap Value Fund
24
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Kurt J. Lauber, CFA, Portfolio Manager
The Fund seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value Fund involves risks including large cap, value investing, equity security, market, issuer, investment adviser, foreign securities, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Large Cap Value Fund earned a return of -7.90%, compared with the median return of its peer group, the Lipper Large Cap Value
Funds category, of -6.49%. The Fund’s market benchmarks, the Russell 1000 Value Index and the S&P 500® Value Index, earned returns of -7.57% and -7.09%, respectively.
What factors affected the Fund’s performance?
The Fund underperformed during the reporting period due to poor stock selection, which was somewhat offset by better allocation. More specifically, stock selection detracted in Financials, Industrials and Materials, and led to the underperformance. Asset allocation was a slight benefit, while strong stock selection in Information Technology and Consumer Discretionary also added value.
Hartford Financial Services underperformed due to the potential impact of COVID-19 on business interruption and workers' compensation insurance. Improper sales accusations at Fifth Third and a consent order to fix risk and control systems at Citigroup negatively impacted overall performance in the banking industry. Weakness in demand, especially in transportation due to the pandemic shutdown, negatively affected Industrials and Materials holdings. Decreasing airline traffic and increasing air freight traffic weighed on Delta Air Lines and
Raytheon, the maker of jet engines, but positively impacted United Parcel Service and FedEx, which the Fund did not own. In Materials, aluminum company Alcoa was pressured by the drop in global demand, especially in transportation.
Technology stock selection was driven by work-from-home trends and enterprise adoption of the cloud, which was accelerated by the pandemic. Microsoft’s strong execution in cloud data center services propelled its stock performance. Apple, Samsung and Qualcomm benefited from strong demand in handset sales and the anticipation of 5G rollout. In Consumer Discretionary, Lowe’s experienced growing demand in home improvement and continued solid execution of its restructuring plan. Sony performed well due to a greater focus on the improvement of its business model to more of a platform around gaming, music and movies, as well as the anticipation of the PS5 launch.
What is your outlook?
Escalating trade wars put a damper on economic growth last year, while COVID-19 brought it to a temporary halt in 2020. Value stocks, which are more economically sensitive, have had a difficult time in this environment. Even more significant, valuation as a guide to stock selection suffered again with the least-expensive stocks underperforming the most-expensive stocks by 10%, trailing by an even wider margin than the 8% in 2019. While valuation is an important aspect, our process also ranks companies based on operating performance and catalysts, seeking to uncover companies where long-term return on invested capital is not properly reflected in current valuations. The
Fund remains well-overweighted in attractively valued stocks, especially those businesses that are being overly punished temporarily by economic conditions or companies that we believe will have improved business models coming out of this recession.
During the height of the pandemic, we trimmed Gilead Sciences and added HCA Healthcare and Zimmer Biomet. Gilead’s stock reflected the value of the only COVID-19 therapy drug. At the same time, the virus was pressuring hospitals with higher temporary costs and fewer elective surgeries, which made companies with good long-term business models attractively valued. We took advantage of pressure on cyclical stocks by adding to companies with exposure to the automotive industry such as Axalta Coating System, and construction industries such as United Rentals and Carrier. We also added Discover Financial after investors punished the company excessively for credit card risk for which the company had conservatively reserved. Also, the consumer is in much better shape than during the last recession. We added Wells Fargo because the company is about to implement an action plan from its new CEO to bring cost efficiency closer to its peers.
We continued trimming some of the Fund’s positions with less-attractive valuations, especially in Technology, and also trimmed some holdings that came under regulatory scrutiny or other stock-specific reasons. We sold Honeywell after the stock benefited from excellent operational execution. We believe Honeywell cannot escape the aerospace risk inherent in its business, which has not yet been priced in.
We added CSL Limited because we believed investors underestimated the strength of the future roofing cycle while over-penalizing the company’s aerospace risk. Lastly, the Fund added CBRE Group, which faces well-understood near-term challenges but should benefit as the company assists corporations with their real-estate strategies.

25
Portfolio Composition
(% of Portfolio)
Common Stock 98.3%
Short-Term Investments 1.7%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 20.7%
Health Care 16.7%
Information Technology 13.3%
Industrials 12.5%
Communications Services 8.3%
Consumer Discretionary 7.3%
Energy 4.6%
Consumer Staples 4.6%
Materials 4.2%
Utilities 3.7%
Top 10 Holdings
(% of Net Assets)
Wal-Mart Stores, Inc. 3.6%
Verizon Communications, Inc. 3.4%
Microsoft Corporation 3.3%
Cisco Systems, Inc. 2.8%
J.P. Morgan Chase & Company 2.8%
Johnson & Johnson 2.8%
Lowe's Companies, Inc. 2.7%
Merck & Company, Inc. 2.7%
Comcast Corporation 2.6%
Medtronic plc 2.4%
These securities represent 29.1% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years
10 Years
without sales charge -7.90% 5.45% 8.50%
with sales charge -12.04% 4.48% 8.00%
Class S
1-Year 5 Years
10 Years
Net Asset Value -7.61% 5.84% 8.95%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** The S&P 500® Value Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500®
Index that exhibit strong value characteristics.
*** The Russell 1000® Value Index measures the performance of large cap value stocks.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing electricity, food and transportation.

Thrivent Limited Maturity Bond Fund
26
Quoted Fund performance is for Class A shares.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Michael G. Landreville, CFA and CPA (inactive), Gregory R. Anderson, CFA, and Cortney L. Swensen, CFA, Portfolio Co-Man-
agers
The Fund seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Fund involves risks including government securities, mortgage-backed and other asset-backed securities, collateralized debt obligations, interest rate, credit, market, LIBOR, futures contract, high yield, issuer, investment adviser, liquidity, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Limited Maturity Bond Fund earned a return of 3.20%, compared with the median return of its peer group, the Lipper Short
Investment Grade Debt Funds category, of 2.95%. The Fund’s market benchmark, the Bloomberg Barclays Government/Credit 1-3 Year
Bond Index, earned a return of 3.38%.
What factors affected the Fund’s performance?
The year began with markets up and economic growth continuing before the COVID-19 pandemic emerged in early 2020 and quickly overwhelmed worldwide health systems. The ensuing shutdowns resulted in a massive economic and financial crisis that was exacerbated by a plunge in oil prices, thrusting much of the world into an unexpected and deep recession. The Federal Reserve (Fed) made two emergency cuts in March, bringing the federal funds target rate to 0%-0.25%. The Fed also immediately unleashed a number of programs to address the severely strained market liquidity and financial dislocation, including unlimited asset purchases and several liquidity facilities. Congress passed the $2.2 trillion CARES Act to provide aid to individuals and businesses, while countries across the globe also quickly enacted unprecedented monetary and fiscal policy responses. Treasury rates fell sharply, and the yield curve steepened as short-
term rates dropped much more due to the Fed’s actions. Two-year Treasury yields fell 1.38% to end the period at 0.14%.
Risk assets sold off sharply in March, and the U.S. experienced its fastest-ever market correction. Corporate spreads widened dramatically during the panic-induced sell off, and the credit curve flattened significantly. Spreads in the 1-3 year corporate segment of the benchmark, which had reached a February low of 40 basis points, peaked at 390 basis points in March, and valuations across spread sectors became very attractive after disconnecting from underlying fundamentals due to forced selling. The Fed’s quick response to the crisis, including its first-ever pledge to purchase investment-grade corporate debt if needed, provided a backstop—particularly in the 1-3 year segment of the market. Spreads rallied back to 40 basis points in the second half of the period. That said, the spread recovery was quite bifurcated with higher-quality debt narrowing significantly while several industries remained under pressure such as aircraft lessors, energy and some retailers. As conditions improved, companies flooded the new issue market to improve liquidity, refinance current debt and extend maturities. This record-breaking new issue supply was easily absorbed by investors, particularly given the ongoing quest for higher-
yielding assets due to record low or negative rates in Europe and Asia.
A primary factor that drove the Fund’s outperformance of its Lipper peers was an underweighting in corporate bonds and overweighting in
Treasuries heading into the pandemic. Early in the period, we increased corporate exposure from 33% to 37% of the portfolio (compared to around 50% for our peers), focusing on high-quality credits. Following the massive spread widening, we actively participated in the flood of new issuance and added more credits at attractive prices before spreads tightened back in again. After the new issue market slowed, we continued to add names we liked in the secondary market, ending with 42% of the portfolio invested in corporate bonds. Security selection also helped in the utilities and communications sectors. An underweighting in the poorly performing retail sector and overweighting in technology also contributed. Finally, the Fund benefited from its longer overall duration, particularly among its corporate holdings, which proved beneficial as spreads tightened and interest rates fell. We used Treasury futures to help us manage the Fund’s overall duration.
Securitized exposure (around 42% of the Fund’s portfolio) was the primary detractor versus the Bloomberg Barclays benchmark, which is composed of all government-related and corporate debt. Broadly speaking, securitized assets underperformed during the sell off due to their exposure to housing and the consumer. Although spreads in these segments have retraced quite a bit, some of the Fund’s riskier, nonagency collateralized mortgage obligations (CMOs) have not recovered as quickly. Also, our securitized holdings tended to have a shorter duration, which had a negative impact. In terms of corporate sectors, security selection in airlines and energy detracted.
What is your outlook?
Our outlook is fairly constructive since the economy is recovering and we saw encouraging news about effective COVID-19 vaccines shortly after the period ended. The coming year will likely continue to be dominated by virus news with volatility remaining elevated until cases decline, restrictions are lifted and effective vaccines are in use. We are searching for opportunities to add corporate exposure because the Fund remains underweighted versus its peers. In particular, we will look for credits that we believe have been unfairly punished by virus-related concerns but are likely to successfully weather the crisis. Although we may tactically add to high yield because spreads in the segment have not completely retraced to their previous level, we will maintain the Fund’s overall high-quality bias with more than half of the portfolio invested in AAA-rated and AA-rated securities. Our goal is to offer a yield advantage over our peer group, but with less volatility. We are neutrally positioned in terms of overall duration because the Fed has indicated it is on hold; however, the portfolio is positioned to benefit from a steeper yield curve. On the securitized side, we have a bias toward retaining our agency mortgage-backed securities (MBS) exposure because of the Fed’s involvement in that segment. We also favor floating-rate collateralized loan obligations
(CLO) and asset-backed securities (ABS) to lessen some of the Fund’s duration risk on the securitized side.

27
Major Market Sectors
(% of Net Assets)
Financials 15.8%
U.S. Government & Agencies 14.7%
Mortgage-Backed Securities 13.9%
Collateralized Mortgage
Obligations 13.6%
Asset-Backed Securities 13.5%
Consumer Non-Cyclical 5.3%
Consumer Cyclical 3.5%
Energy 3.1%
Utilities 2.8%
Unaffiliated Registered
Investment Companies 2.4%
Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 5.5%
Vanguard Short-Term Corporate Bond
ETF 2.4%
U.S. Treasury Bonds 1.7%
U.S. Treasury Notes 1.6%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.5%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.3%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.3%
U.S. Treasury Notes 1.3%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.1%
These securities represent 19.3% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years 10 Years
Net Asset Value 3.20% 2.48% 1.91%
Class S
2
1-Year 5 Years 10 Years
Net Asset Value 3.45% 2.69% 2.13%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A shares and Class S shares have no sales load.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* The Bloomberg Barclays Government/Credit 1-3 Year Bond Index is an index that measures the performance of government and fixed-rate debt securities with maturities of 1-3 years.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Low Volatility Equity Fund
28
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation with lower volatility relative to the global equity markets. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Low Volatility Equity Fund involves risks including equity security, large cap, quantitative investing, foreign securities, market, mid cap, foreign currency, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Low Volatility Equity Fund earned a return of -3.33%. Its benchmark, the MSCI World Minimum Volatility Index–USD Net Returns,
earned a return of -4.01%.
What factors affected the Fund’s performance?
The impact of COVID-19 and subsequent response by governments dominated the investment landscape over the past year. Stock returns across countries varied widely, largely reflecting the severity of economic damage caused by the pandemic and the effectiveness of fiscal, monetary and public health responses. The hardest hit countries in Europe faced the largest declines in their stock markets, including
Spain, France, Italy and the U.K., and they ended the period well below their levels from a year earlier. Meanwhile, countries that were able to effectively limit the spread of the virus, such as New Zealand and Hong Kong, or that avoided large-scale lockdowns of their economy, like Sweden, had smaller declines, more robust recoveries and finished the year with gains. In the U.S., the largest single country in the portfolio, the significant fiscal stimulus at the outset of the pandemic, coupled with aggressive monetary accommodation and liquidity provision by the Federal Reserve, helped fuel a return of stocks to all-time highs.
Returns across industries were also primarily differentiated by the effects of the pandemic. The worst-performing industries were those most severely impacted by restrictions on travel and social gatherings. Energy stocks fell the most after the sudden reduction in travel caused reduced demand for fuels at the same time that supply increased. A dispute over production quotas between Russia and Saudi
Arabia resulted in a flood of oil into the market, causing the price of crude to collapse and even turn negative for one day. Airlines likewise suffered from the collapse in demand for air travel, while Real Estate was pressured by the loss of demand for shopping centers, hotels and resorts. Conversely, many technology companies benefited from supplying the software and networks needed for students learning online and employees working from home, along with online retailers benefiting over brick-and-mortar stores.
Among the quantitative factors we use to select securities, price momentum and growth performed well, while value factors continued
a long period of underperformance. Low interest rates, which began to fall anew with the onset of the pandemic, helped to drive these dynamics as the low discount rate applied to future earnings pushed up the valuation of growth stocks. During the spring market downturn, low-volatility stocks provided some measure of downside protection internationally, but notably not in the U.S. We believe forced selling by leveraged investors caused them to sell their most-liquid assets, including the most-stable stocks, Treasury securities and gold.
Relative to its benchmark, the Fund’s performance was strongest in Health Care and Financials, both from an allocation and stock selection perspective. The Fund was overweighted in the Health Care sector, which outperformed the market, and was underweighted in the Financials sector, which underperformed. In both sectors, security selection was strong and the Fund’s holdings performed better than the benchmark.
What is your outlook?
Much like the past year, we expect developments in the global pandemic will be the single largest factor affecting global markets in the coming year. Global central banks have responded to the crisis with record monetary support, and many governments have also provided substantial fiscal stimulus. We believe this support, combined with more recent positive results for several vaccines, may indicate it is time to begin rotating toward more cyclical areas of the market. The recent behavior of quantitative factors has begun to hint at a rotation into value stocks after a long run of outperformance by growth stocks. The prospect of an end to the pandemic and the associated economic weakness could provide the catalyst for this rotation. However, we would likely need to see a sustained rise in interest rates to confirm a sustainable period of value stock outperformance.

29
Portfolio Composition
(% of Portfolio)
Common Stock 99.6%
Short-Term Investments 0.4%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Consumer Staples 16.9%
Information Technology 15.0%
Health Care 14.1%
Industrials 11.8%
Communications Services 10.1%
Financials 9.2%
Utilities 6.8%
Materials 6.0%
Consumer Discretionary 5.6%
Real Estate 3.6%
Top 10 Countries
(% of Net Assets)
United States 60.9%
Japan 12.5%
Switzerland 7.0%
Canada 7.0%
Hong Kong 2.3%
United Kingdom 1.8%
Denmark 1.6%
Ireland 1.3%
Germany 1.1%
Singapore 1.2%
Investments in securities in these countries
represent 96.7% of the total net assets of the
Fund.
Quoted Major Market Sectors, Portfolio Composition and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
From
Inception
Class S
1-Year
2/28/2017
Net Asset Value -3.33% 6.02%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* Morgan Stanley Capital International (MSCI) World Minimum Volatility Index - USD Net Returns measures the performance characteristics of a minimum variance strategy applied to a universe of large- and mid-cap stocks in 23 developed market countries. It is an optimized version of the MSCI World In-
dex. It is not possible to invest directly in the Index. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Growth Fund
30
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David J. Lettenberger, CFA, Portfolio Manager
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Growth Fund involves risks including mid cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the since-inception period from February 28, 2020, through October 31, 2020?
Thrivent Mid Cap Growth Fund earned a since-inception return of 26.50%. The Fund’s market benchmark, the Russell Mid Cap Growth
Index, earned a return of 21.37% over the same period.
What factors affected the Fund’s performance?
The Fund outperformed the benchmark index primarily due to stock selection in the Information Technology, Industrials and Health Care
sectors. Strong performance in these three sectors, which account for more than two-thirds of the Fund’s holdings, more than offset subpar stock selection in the Consumer Discretionary and Communication Services sectors.
Within Technology, the fundamental tailwinds of the cloud and subscription-based software models have been well understood by investors for some time. However, the onset of the COVID-19 pandemic led to changes in both consumer and corporate behavior, contributing to already strong growth opportunities for many software companies. DocuSign has long been the leader in providing electronic signature solutions, driving operational and cost efficiencies to companies across all industries. The benefits of DocuSign’s offerings to its customers were already leading to very strong growth prior to the onset of the pandemic. However, the pandemic drove significant acceleration because social distancing and working from home led to even greater adoption, causing the company’s shares to advance strongly. Zscaler, a cloud-based information security firm that enables efficient, secure Web access for companies of all sizes, also experienced significant gains during this period. As corporations were faced with the new work-from-anywhere environment, the already strong demand for Zscaler’s security and access solutions continued to accelerate.
While the Industrials sector was a laggard during this abbreviated performance period, the Fund’s stock selection led to strong relative returns. Generac Holdings is a leading provider of home standby and portable generators. The demand for standby generators has long been driven by storm activity that leads to power outages. While this is still a significant driver, the recent surge in wildfire activity has reduced power grid reliability, adding another layer of demand. Incremental tailwinds are building as work-from-home dynamics are leading to even more demand for uninterrupted power. These drivers, along with Generac’s young solar storage business, led to outsized revenue growth and very strong returns for the stock. Other contributors to the solid stock selection in the Industrials sector included Old
Dominion Freight Line, Nordson, United Rentals and Trex Company.
Health Care was one of the top-performing sectors in both the Lipper peer group and the Russell benchmark. The Fund benefited from stock selection and being overweighted in the sector. Shares of LHC Group, a leading provider of home health care and hospice services, made strong gains during this period. As home health providers transitioned to an updated reimbursement framework, LHC executed flawlessly and is now in an improved position to increase market share in this growing industry. Other health care holdings that performed well included Catalent, a provider of products and services to the pharmaceutical industry, as well as MyoKardia, a precision cardiovascular medicine company that was acquired at a substantial premium during the period.
Stock selection was relatively weak in the Consumer Discretionary sector. Norwegian Cruise Line was a significant underperformer after the pandemic forced the cruise industry to cease operations. The Fund no longer holds this position. Within retail, the COVID-19 backdrop was particularly difficult for those operators that rely predominantly on their physical locations to drive consumer interaction and transactions, including Burlington Stores and Ulta Beauty. As consumers shifted much of their buying to eCommerce platforms, both Burlington and Ulta were temporarily unable to hold onto their customer relationships. The Fund continues to own both companies because we believe they have strong competitive advantages and significant growth opportunities.
Within the Communication Services sector, the underperformance was primarily attributable to the Fund’s position in Live Nation, which produces live concerts and provides ticketing services for stadiums, sports franchises and other entertainment venues. The pandemic led to a massive reduction in demand for Live Nation’s products and services as concerts, sporting events and just about all types of live entertainment were cancelled. The Fund continues to hold onto Live Nation given the company’s strong position as the global leader in live events, and the expected pent-up demand for its services when the pandemic subsides.
What is your outlook?
We continue to search for companies with sustainable growth opportunities and strong competitive advantages that can drive outperformance over the long run. We have also supplemented these secular growth investments with positions in companies that have strong relative growth profiles in more cyclical industries. This mix should position the Fund to perform well as global economies emerge from the COVID-19 pandemic.

31
Portfolio Composition
(% of Portfolio)
Common Stock 99.3%
Short-Term Investments 0.7%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 28.0%
Health Care 21.7%
Consumer Discretionary 15.9%
Industrials 13.7%
Real Estate 5.4%
Financials 5.0%
Communications Services 3.6%
Materials 2.7%
Consumer Staples 2.6%
Top 10 Holdings
(% of Net Assets)
Elastic NV 2.6%
ServiceNow , Inc. 2.4%
Veeva Systems, Inc. 2.4%
United Rentals, Inc. 2.3%
LHC Group, Inc. 2.2%
CoStar Group, Inc. 2.2%
DocuSign, Inc. 2.2%
Monolithic Power Systems, Inc. 2.0%
Martin Marietta Materials, Inc. 2.0%
Global Payments, Inc. 1.8%
These securities represent 22.1% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
From
Inception
Class S 2/28/2020
Net Asset Value 26.50%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
*
The Russell
®
Mid Cap Growth Index is an unmanaged market capitalization-weighted index of medium capitalization growth oriented stocks of U.S.
domiciled companies that are included in the Russell Midcap Index.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Stock Fund
32
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Brian J. Flanagan, CFA, Portfolio Manager
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Fund involves risks including mid cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Mid Cap Stock Fund earned a return of 6.08%, compared with the median return of its peer group, the Lipper Mid Cap Core
Funds category, of -2.90%. The Fund’s market benchmarks, the Russell Midcap Index and the S&P MidCap 400® Index, earned returns of
4.12% and -1.15%, respectively.
What factors affected the Fund’s performance?
The Fund generated strong absolute and relative returns during the reporting period and significantly outperformed the Lipper peer group and benchmarks. Performance was solid across many industries, including Consumer Discretionary, Information Technology and
Communication Services. Performance was led by those companies exhibiting improving returns through strong topline growth and/or margin expansion.
Within Consumer Discretionary, RH (formerly Restoration Hardware) continued its stellar execution, expanding returns through revenue growth and significant margin expansion. Etsy and Lululemon also increased returns and market share as eCommerce penetration of overall consumer spending increased. In the Information Technology sector, new product introductions, market share gains and management execution benefited Advanced Micro Devices, Teradyne and Nuance Communications. Zillow Group and Twitter led
performance in the Communication Services sector, with both companies increasing their user base and margins.
Performance within the Financial and Energy sectors partially offset the strong returns elsewhere. Insurance holdings Assured Guaranty,
Markel and Kemper all suffered after investors feared that COVID-19 would cause significantly higher-than-expected credit losses in the future. Finally, Energy holdings across the Fund detracted from performance. Oil and natural gas demand declined from the pandemic and lost market share to alternative energy supplies.
What is your outlook?
The Fund’s objective continues to be to invest in attractively valued companies with the ability to improve or maintain a high return-on-
invested capital over the next three to five years. As the market rallied during the third quarter, valuation spreads widened out once again creating opportunities to trim highly valued growth investments and redeploy capital into attractively valued cyclical companies. We made investments in companies that have solid market positions and the opportunity to increase returns through revenue growth and margin expansion as the economy improves.
While COVID-19 remains a significant threat to the worldwide economy, the Federal Reserve has committed to keeping interest rates low until inflation exceeds and stays above its target, fiscal stimulus continues to expand and worldwide economies improve (China for example). The U.S. election outcome may create changing headwinds and tailwinds, including higher taxes, more technology and health care regulation, higher infrastructure spending and more green energy investments. The relationship between the United States and China may also impact many industries moving forward. Semiconductors is one such industry because the United States is preventing domestic firms from selling certain technology to Chinese companies. Overall, the continued stimulus and elevated consumer savings rates should provide a solid ballast to near-term economic growth. Given these valuation and macro factors, we increased or maintained the Fund’s cyclical exposure within the Industrials, Financials and Materials sectors. Finally, we also lowered or eliminated the Fund’s Consumer
Discretionary and Information Technology overweightings, respectively.

33
Portfolio Composition
(% of Portfolio)
Common Stock 97.9%
Short-Term Investments 2.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 17.3%
Information Technology 15.0%
Financials 14.0%
Consumer Discretionary 12.9%
Health Care 12.0%
Real Estate 7.0%
Utilities 5.5%
Communications Services 5.4%
Materials 3.7%
Consumer Staples 3.5%
Top 10 Holdings
(% of Net Assets)
Nuance Communications, Inc. 3.5%
NVR, Inc. 3.0%
Lululemon Athletica , Inc. 2.9%
Align Technology, Inc. 2.8%
United Rentals, Inc. 2.7%
RH 2.6%
Zillow Group, Inc. 2.6%
Southwest Airlines Company 2.4%
Jazz Pharmaceuticals, Inc. 2.4%
Ball Corporation 2.3%
These securities represent 27.2% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years
10 Years
without sales charge 6.08% 10.84% 11.70%
with sales charge 1.29% 9.82% 11.18%
Class S
1-Year 5 Years
10 Years
Net Asset Value 6.37% 11.19% 12.12%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** S&P MidCap 400
®
Index represents the average performance of a group of 400 medium capitalization stocks.
*** The Russell Midcap
®
Index is an index that measures the performance of the smallest 800 securities in the Russell 1000
®
Index, as ranked by total mar-
ket capitalization. It is not possible to invest directly in these Indexes. The performance of these Indexes does not reflect deductions for fees, expenses or taxes.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Value Fund
34
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Graham Wong, CFA, Portfolio Manager
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Value Fund involves risks including mid cap, value investing, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the since-inception period from February 28, 2020, through October 31, 2020?
Thrivent Mid Cap Value Fund earned a since-inception return of 2.00%. The Fund’s market benchmark, the Russell Mid Cap Value Index, earned a return of -0.42% over the same period.
What factors affected the Fund’s performance?
Strong stock selection in Industrials, Consumer Staples, Financials and Consumer Discretionary drove the Fund’s outperformance. The
Fund performed especially well during the market sell off in March and during the subsequent recovery in April and May. Specifically, being overweighted in high-quality/defensive names late in the cycle and adding early cyclical exposure at the bottom added to performance.
In Industrials, AGCO’s outperformance was driven by new product introductions, strong precision agriculture technology sales in North
America and a profit margin recovery in South America. The Fund also benefited from owning higher-quality names such as JB Hunt, WW
Grainger and A.O. Smith during the sell off, and adding to cyclical exposure, such as Parker Hannifin near the market trough.
In Consumer Staples, Hain Celestial outperformed, benefiting from its laser focus on improving organic sales of strong food brands and improving margins on weaker brands. Church and Dwight, a household products company, saw strong demand during the COVID-19 pandemic for detergent, dry shampoo and gummy vitamins. We added Sysco near-peak pandemic fears because our liquidity analysis suggested that this market-leading food distributor would survive and take share as restaurants begin to re-open.
In Consumer Discretionary, Texas Roadhouse outperformed after the restaurant chain was able to quickly pivot to a successful take-out strategy as indoor seating capacity was closed or limited. By October, Texas Roadhouse had already achieved positive year-over-year same-store-sale growth despite still being limited on indoor capacity. The Fund also benefited from owning AutoZone, a late-cycle/
defensive stock during the market sell off.
In Financials, the Fund owned Trustmark National Bank, based on its strong track record of credit underwriting, especially during the
Great Financial Crisis. The bank outperformed again this cycle due to relatively stronger credit performance. The Fund also benefited from adding Wintrust Financial near the market trough when interest-rate and credit-risk fears were at a peak. Part of Wintrust’s differentiation versus peers is its niche Premium Financing segment that generates good returns due to lack of competition from big banks and carries lower credit risk than other lending lines. Lastly, owning auto insurers Allstate and Kemper during the sell off was a positive as both companies benefited from lower accident frequency due to the decrease in driving and traffic.
On the other hand, Utilities and Communication Services had poor stock selection. Portland General underperformed due to unforeseen power trading losses that brought into question the utility’s risk controls and potential regulatory fallout. We sold this position. Shares of FirstEnergy also fell due to a bribery investigation that surfaced related to state subsidies the utility has received in the past. For risk management purposes, we sold most of this holding but kept a small position because its valuation seemed to be pricing in a much-
worse-than-expected downside scenario. In Communication Services, Discovery was hurt by more consumers moving to skinny bundles away from traditional cable subscriptions. Discovery will be announcing its own direct-to-consumer offering in December, which should serve as a catalyst to improve sentiment and future operating performance of the company.
What is your outlook?
The market has been hindered this year by lack of confidence and visibility related to trends in COVID-19 cases and the uncertainty around the election outcomes and policy direction. As the U.S. gets past the election and receives more clarity on the availability of vaccines, the economy should continue to reopen and recover, and the market should also benefit from more clarity and confidence.
Uncertainty remains regarding the size of government stimulus going forward and therefore the degree of the economic recovery.
Value stocks continued to underperform growth stocks significantly this period. Stronger economic growth and improving investor sentiment should lead to a broader economic recovery where value stocks tend to outperform growth stocks. However, a weaker-than-
expected economic recovery could once again lead to an environment where growth stocks are preferred.
The Fund’s process is based on bottom-up stock selection with a focus on analyzing valuation, operating performance and catalysts.
The reward/risk metrics that we analyze in the stocks that we follow indicate how strong of an economic recovery is expected. Although these metrics are clearly less attractive than they were in April, they are still positively skewed. Two areas where we added exposure were cyclicals and stocks that were oversold due to pandemic disruptions. Regarding the latter, we have added companies that we believe have the liquidity to survive a long disruption and thrive and gain market share going forward.

35
Portfolio Composition
(% of Portfolio)
Common Stock 97.6%
Registered Investment
Companies 1.6%
Short-Term Investments 0.8%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 19.5%
Industrials 13.3%
Consumer Discretionary 12.3%
Information Technology 11.1%
Health Care 8.8%
Materials 7.8%
Real Estate 7.2%
Consumer Staples 5.1%
Utilities 4.7%
Communications Services 4.0%
Top 10 Holdings
(% of Net Assets)
Wintrust Financial Corporation 2.8%
Carlisle Companies, Inc. 2.7%
Southwest Airlines Company 2.6%
Hartford Financial Services Group,
Inc. 2.4%
Interpublic Group of Companies, Inc. 2.3%
Axalta Coating Systems, Ltd. 2.3%
Zimmer Biomet Holdings, Inc. 2.3%
CBRE Group, Inc. 2.3%
PTC, Inc. 2.2%
AGCO Corporation 2.2%
These securities represent 24.1% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
From
Inception
Class S 2/28/2020
Net Asset Value 2.00%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
*
The Russell Midcap
®
Value Index is an index composed of mid-capitalization U.S. equities that exhibit value characteristics.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Moderate Allocation Fund
36
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers*
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Fund involves risks including allocation, equity security, interest rate, large cap, mid cap, market, credit,
LIBOR, other funds, high yield, foreign securities, emerging markets, foreign currency, small cap, growth investing, value investing, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective August 4, 2020, Darren M. Bagwell, CFA, has been removed as a portfolio manager of the Fund.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Moderate Allocation Fund earned a return of 6.16%, compared with the median return of its peer group, the Lipper Mixed-Asset
Target Allocation Moderate Funds category, of 3.92%. The Fund’s market benchmarks, the S&P 500® Index, the Bloomberg Barclays U.S.
Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 9.71%, 6.19% and -2.61%, respectively.
What factors affected the Fund’s performance?
The year began well with equity markets strong and economic growth continuing in the last few months of 2019 and early part of 2020.
However, as the threat and then reality of shutting down the U.S. and world economies due to the COVID-19 pandemic emerged, U.S. and international equity markets plummeted more than 30% through March. At that time, the U.S. Federal Reserve (Fed) and global central banks took unprecedented measures to inject liquidity into capital markets, causing the markets to respond very strongly.
The Fund’s equity exposure outperformed on a relative basis. In terms of allocation effect, all domestic market caps added value. Within selection effect, the Fund’s performance was aided by strong results from the large-cap growth manager and all mid-cap and small-cap managers; however, the Fund’s international manager and domestic large-cap value manager underperformed. The strongest-performing sectors included Information Technology and Energy, while Materials underperformed. Throughout the period, we adjusted the Fund’s allocations as market conditions changed. For example, in mid-January we increased the Fund’s exposure to the low-volatility strategy, which benefited relative performance in the first quarter. However, low volatility detracted from relative performance as the market staged a strong recovery in the second half of the period. Also, in April we decreased European equity exposure to an underweighting and increased domestic equity to an overweighting. Finally, during the recent elevated market volatility, we have consistently rebalanced total equity exposure to match the Fund’s tactical targets, which has positively contributed to performance.
Within the fixed-income market over the period, interest rates fell after the Fed cut the lower end of its target rate to zero in response to the sharp economic slowdown caused by the COVID-19 pandemic. The Treasury yield curve steepened later in the period after markets began pricing in a recovery, causing longer-term interest rates to rise while short rates remained anchored by the Fed. Higher-quality, rate-sensitive securities in the fixed-income market produced the strongest returns, including long-maturity Treasuries and agency mortgage-backed securities. Corporate credit returns were mixed with lower-quality sectors such as high-yield corporates and leveraged loans posting low single-digit returns, while higher-quality investment-grade corporates outperformed. The fixed-income portion of the
Fund outperformed strongly. The Fund entered the period neutral to underweighted in fixed-income credit risk, which allowed us to take advantage of attractive valuations during market volatility and add corporate credit exposure, including both high yield and investment grade. Also, the Fund’s securitized assets, including mortgage-backed securities, outperformed. In addition, interest-rate positioning helped relative performance. The Fund used Treasury futures and options along with mortgage options to help manage interest-rate exposure, and credit default swap indexes to manage credit exposure.
What is your outlook?
The Fund remains modestly overweighted in equities versus fixed income. Domestically, the Fund remains overweighted in large- and mid-cap stocks; however, we are watching market concentration, crowding and valuations within the large-cap Technology sector and may consider reducing some of the overweighting. The conditions that support more defensive areas of the market remain in place, including near-zero rates, a flatter yield curve and lower inflation expectations, all of which benefit longer-duration assets such as large-cap growth.
However, U.S. and Asian economies have recovered well and continue to show positive momentum. Also, the substantial global fiscal stimulus, combined with more recent positive results for several vaccines, may indicate it is time to begin rotating toward more cyclical areas of the market, including small-cap stocks and value. Internationally, we favor emerging markets over developed markets because the U.S. dollar has depreciated and emerging countries have managed the pandemic better than developed countries. In terms of the fixed-income market, we expect the Fed to hold rates steady at least into 2022; however, longer-term interest rates should rise as the economy recovers. The Fund’s fixed-income positioning remains moderately overweighted in credit and positioned for higher longer-
maturity interest rates.

37
Portfolio Composition
(% of Portfolio)
Investment Grade Debt 34.1%
Large Cap 28.1%
International 10.2%
Short-Term Investments 9.9%
Small Cap 4.6%
High Yield 3.4%
Multi-Cap 3.3%
Mid Cap 2.8%
Emerging Markets Debt 2.1%
Floating Rate Debt 1.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 8.3%
Thrivent Large Cap Value Fund, Class S 6.4%
Thrivent Income Fund, Class S 4.7%
Thrivent International Allocation Fund,
Class S 4.2%
Thrivent Mid Cap Stock Fund, Class S 4.2%
Thrivent Core Low Volatility Equity Fund 3.8%
Thrivent Core Emerging Markets Debt Fund 2.4%
Thrivent Limited Maturity Bond Fund,
Class S 2.4%
Thrivent Global Stock Fund, Class S 1.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.7%
These securities represent 40.0% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
The Portfolio Composition char excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years
10 Years
without sales charge 6.16% 6.50% 6.79%
with sales charge 1.37% 5.53% 6.31%
Class S
1-Year 5 Years
10 Years
Net Asset Value 6.40% 6.79% 7.12%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderately Aggressive Allocation Fund
38
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers*
The Fund seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Fund involves risks including allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, interest rate, credit, LIBOR, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective August 4, 2020, Darren M. Bagwell, CFA, has been removed as a portfolio manager of the Fund.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Moderately Aggressive Allocation Fund earned a return of 5.77%, compared with the median return of its peer group, the Lipper
Mixed-Asset Target Allocation Growth Funds category, of 4.95%. The Fund’s market benchmarks, the S&P 500® Index, the Bloomberg
Barclays U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 9.71%, 6.19%
and -2.61%, respectively.
What factors affected the Fund’s performance?
The year began well with equity markets strong and economic growth continuing in the last few months of 2019 and early part of 2020.
However, as the threat and then reality of shutting down the U.S. and world economies due to the COVID-19 pandemic emerged, U.S. and international equity markets plummeted more than 30% through March. At that time, the U.S. Federal Reserve (Fed) and global central banks took unprecedented measures to inject liquidity into capital markets, causing the markets to respond very strongly.
The Fund’s equity exposure outperformed on a relative basis. In terms of allocation effect, all domestic market caps added value. Within selection effect, the Fund’s performance was aided by strong results from the large-cap growth manager and all mid-cap and small-cap managers; however, the Fund’s international manager and domestic large-cap value manager underperformed. The strongest-performing sectors included Information Technology and Energy, while Materials underperformed. Throughout the period, we adjusted the Fund’s allocations as market conditions changed. For example, in mid-January we increased the Fund’s exposure to the low-volatility strategy, which benefited relative performance in the first quarter. However, low volatility detracted from relative performance as the market staged a strong recovery in the second half of the period. Also, in April we decreased European equity exposure to an underweighting and increased domestic equity to an overweighting. We also closed an underperforming position to short the Nasdaq 100 in favor of the S&P
500. In May, we decreased small-cap stocks in favor of large caps and growth. Finally, during the recent elevated market volatility, we have consistently rebalanced total equity exposure to match the Fund’s tactical targets, which has positively contributed to performance.
Within the fixed-income market over the period, interest rates fell after the Fed cut the lower end of its target rate to zero in response to the sharp economic slowdown caused by the COVID-19 pandemic. The Treasury yield curve steepened later in the period after markets began pricing in a recovery, causing longer-term interest rates to rise while short rates remained anchored by the Fed. Higher-quality, rate-sensitive securities in the fixed-income market produced the strongest returns, including long-maturity Treasuries and agency mortgage-backed securities. Corporate credit returns were mixed with lower-quality sectors such as high-yield corporates and leveraged loans posting low single-digit returns, while higher-quality investment-grade corporates outperformed. The fixed-income portion of the
Fund outperformed strongly. The Fund entered the period neutral to underweighted in fixed-income credit risk, which allowed us to take advantage of attractive valuations during market volatility and add corporate credit exposure, including both high yield and investment grade. Also, the Fund’s securitized assets, including mortgage-backed securities, outperformed. In addition, interest-rate positioning helped relative performance. The Fund used Treasury futures and options along with mortgage options to help manage interest-rate exposure, and credit default swap indexes to manage credit exposure.
What is your outlook?
The Fund remains modestly overweighted in equities versus fixed income. Domestically, the Fund’s portfolio remains overweighted in large- and mid-cap stocks; however, we are watching market concentration, crowding and valuations within the large-cap Technology sector and may consider reducing some of the overweighting. The conditions that support more defensive areas of the market remain in place, including near-zero rates, a flatter yield curve and lower inflation expectations, all of which benefit longer-duration assets such as large-cap growth. However, U.S. and Asian economies have recovered well and continue to show positive momentum. Also, the substantial global fiscal stimulus, combined with more recent positive results for several vaccines, may indicate it is time to begin rotating toward more cyclical areas of the market, including small-cap stocks and value. Internationally, we favor emerging markets over developed markets because the U.S. dollar has depreciated and emerging countries have managed the pandemic better than developed countries. In terms of the fixed-income market, we expect the Fed to hold rates steady at least into 2022; however, longer-term interest rates should rise as the economy recovers. The Fund’s fixed-income positioning remains moderately overweighted in credit and positioned for higher longer-maturity interest rates.

39
Portfolio Composition
(% of Portfolio)
Large Cap 36.2%
Investment Grade Debt 20.2%
International 12.3%
Short-Term Investments 9.2%
Small Cap 8.2%
Mid Cap 5.0%
Multi-Cap 4.6%
High Yield 2.1%
Emerging Markets Debt 1.3%
Floating Rate Debt 0.9%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 9.5%
Thrivent International Allocation Fund,
Class S 7.2%
Thrivent Large Cap Value Fund, Class S 6.8%
Thrivent Mid Cap Stock Fund, Class S 5.8%
Thrivent Core Low Volatility Equity Fund 4.9%
Thrivent Global Stock Fund, Class S 4.4%
Thrivent Core International Equity Fund 2.5%
Thrivent Income Fund, Class S 2.3%
Thrivent Small Cap Stock Fund, Class S 1.4%
U.S. Treasury Notes 1.4%
These securities represent 46.2% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years
10 Years
without sales charge 5.77% 7.43% 7.90%
with sales charge 1.00% 6.44% 7.41%
Class S
1-Year 5 Years
10 Years
Net Asset Value 6.00% 7.69% 8.25%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product..
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderately Conservative Allocation Fund
40
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers*
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Fund involves risks including allocation, interest rate, equity security, market, large cap, credit, LIBOR, mortgage-backed and other asset-backed securities, government securities, high yield, mid cap, other funds, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, leveraged loan, prepayment, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective August 4, 2020, Darren M. Bagwell, CFA, has been removed as a portfolio manager of the Fund.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Moderately Conservative Allocation Fund earned a return of 5.45%, compared with the median return of its peer group, the
Lipper Mixed-Asset Target Allocation Conservative Funds category, of 4.33%. The Fund’s market benchmarks, the S&P 500® Index, the
Bloomberg Barclays U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of
9.71%, 6.19% and -2.61%, respectively.
What factors affected the Fund’s performance?
The year began well with equity markets strong and economic growth continuing in the last few months of 2019 and early part of 2020.
However, as the threat and then reality of shutting down the U.S. and world economies due to the COVID-19 pandemic emerged, U.S. and international equity markets plummeted more than 30% through March. At that time, the U.S. Federal Reserve (Fed) and global central banks took unprecedented measures to inject liquidity into capital markets, causing the markets to respond very strongly.
The Fund’s equity exposure outperformed on a relative basis. In terms of allocation effect, all domestic market caps added value. Within selection effect, the Fund’s performance was aided by strong results from the large-cap growth manager and all mid-cap and small-cap managers; however, the Fund’s international manager and domestic large-cap value manager underperformed. The strongest-performing sectors included Information Technology and Energy, while Materials underperformed. Throughout the period, we adjusted the Fund’s allocations as market conditions changed. For example, in mid-January we increased the Fund’s exposure to the low-volatility strategy, which benefited relative performance in the first quarter. However, low volatility detracted from relative performance as the market staged a strong recovery in the second half of the period. Also, in April we decreased European equity exposure to an underweighting and increased domestic equity to an overweighting. Finally, during the recent elevated market volatility, we have consistently rebalanced total equity exposure to match the Fund’s tactical targets, which has positively contributed to performance.
Within the fixed-income market over the period, interest rates fell after the Fed cut the lower end of its target rate to zero in response to the sharp economic slowdown caused by the COVID-19 pandemic. The Treasury yield curve steepened later in the period after markets began pricing in a recovery, causing longer-term interest rates to rise while short rates remained anchored by the Fed. Higher-quality, rate-sensitive securities in the fixed-income market produced the strongest returns, including long-maturity Treasuries and agency mortgage-backed securities. Corporate credit returns were mixed with lower-quality sectors such as high-yield corporates and leveraged loans posting low single-digit returns, while higher-quality investment-grade corporates outperformed. The fixed-income portion of the
Fund outperformed strongly. The Fund entered the period neutral to underweighted in fixed-income credit risk, which allowed us to take advantage of attractive valuations during market volatility and add corporate credit exposure, including both high yield and investment grade. Also, the Fund’s securitized assets, including mortgage-backed securities, outperformed. In addition, interest-rate positioning helped relative performance. The Fund used Treasury futures and options along with mortgage options to help manage interest-rate exposure, and credit default swap indexes to manage credit exposure.
What is your outlook?
The Fund remains modestly overweighted in equities versus fixed income. Domestically, the Fund’s portfolio remains overweighted in large- and mid-cap stocks; however, we are watching market concentration, crowding and valuations within the large-cap Technology sector and may consider reducing some of the overweighting. The conditions that support more defensive areas of the market remain in place, including near-zero rates, a flatter yield curve and lower inflation expectations, all of which benefit longer-duration assets such as large-cap growth. However, U.S. and Asian economies have recovered well and continue to show positive momentum. Also, the substantial global fiscal stimulus, combined with more recent positive results for several vaccines, may indicate it is time to begin rotating toward more cyclical areas of the market, including small-cap stocks and value. Internationally, we favor emerging markets over developed markets because the U.S. dollar has depreciated and emerging countries have managed the pandemic better than developed countries. In terms of the fixed-income market, we expect the Fed to hold rates steady at least into 2022; however, longer-term interest rates should rise as the economy recovers. The Fund’s fixed-income positioning remains moderately overweighted in credit and positioned for higher longer-maturity interest rates.

41
Portfolio Composition
(% of Portfolio)
Investment Grade Debt 48.1%
Large Cap 15.8%
Short-Term Investments 14.3%
International 6.0%
High Yield 4.6%
Emerging Markets Debt 3.0%
Multi-Cap 2.3%
Mid Cap 2.3%
Floating Rate Debt 2.1%
Small Cap 1.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Income Fund, Class S 7.6%
Thrivent Large Cap Value Fund, Class S 5.8%
Thrivent Large Cap Growth Fund, Class S 4.4%
Thrivent Limited Maturity Bond Fund,
Class S 3.8%
Thrivent Core Emerging Markets Debt Fund 3.5%
Thrivent International Allocation Fund,
Class S 3.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.8%
Thrivent Core Low Volatility Equity Fund 2.7%
Thrivent High Yield Fund, Class S 2.2%
U.S. Treasury Notes 1.9%
These securities represent 38.1% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
The Portfolio Composition char excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years
10 Years
without sales charge 5.45% 5.41% 5.37%
with sales charge 0.70% 4.45% 4.88%
Class S
1-Year 5 Years
10 Years
Net Asset Value 5.69% 5.70% 5.69%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those
Indexes, any charges you would pay would reduce your total return as well.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P 500
®
Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500
®
” is a trade-
mark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Money Market Fund
42
An investment in the Thrivent Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Quoted Fund performance is for Class A shares.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.
Investment in Thrivent Money Market Fund involves risks including money market fund, government securities, interest rate, credit risk, LIBOR, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
The Fund invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Money Market Fund earned a return of 0.52%, compared with the median net return of its peer group, the Lipper U.S. Government
Money Market Funds category, of 0.42%.
What factors affected the Fund’s performance?
In the first half of the period, slowing U.S. and global economic growth came to an abrupt halt in March after the COVID-19 coronavirus emerged and quickly overwhelmed worldwide health systems. The ensuing shutdowns resulted in a massive economic and financial crisis that was exacerbated by a plunge in oil prices, thrusting much of the world into an unexpected and deep recession. In less than two weeks in March, the Federal Reserve (Fed) cut interest rates by 1.50%, bringing the federal funds target rate to 0%-0.25%. The Fed also immediately unleashed a number of programs to address the severely strained market liquidity and financial dislocation, including four that specifically helped the money market segment. These programs included unlimited asset purchases in the Treasury and agency mortgage-backed securities market; various facilities to support the flow of credit to dealers, corporations, municipalities and consumers;
and the Money Market Mutual Fund Liquidity Facility (MMLF) to assist prime money market funds in meeting demands for redemptions.
Congress passed the $2.2 trillion CARES Act to provide aid to individuals and businesses, while other countries across the globe also quickly enacted unprecedented monetary and fiscal policy responses. The Fed’s quick response boosted investors’ confidence in the liquidity of short-term assets and provided stability for various segments of the market. By period end, growth and employment figures were rebounding more quickly than expected as lockdowns ended and economic activity resumed.
Rates fell sharply across the Treasury yield curve, but particularly for shorter maturities, and the curve re-steepened after beginning the period inverted at the short end. The three-month Treasury bill rate dropped 1.53% over the year to end at 0.09%. By comparison, 10-year
Treasuries fell 0.81% during the period to 0.88%. The three-month London Interbank Offered Rate (LIBOR), which for the time being is the most widely used global benchmark for short-term rates, fell by 1.68% in reaction to lower rates and ended at 0.22%.
Thrivent Money Market Fund continued to operate as a government money market fund, and as such, offered a stable $1.00 share price and was not required to impose redemption gates or liquidity fees. As a government money market fund, the Fund is required to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days. Over the entire period, the Fund’s WAM declined slightly versus one year ago to 20 days and its WAL ended slightly higher at 110 days. The Fund is also required to invest at least 99.5% of its total assets in government securities, cash and repurchase agreements (repo) collateralized by government securities. As of October 31, 2020, net assets in the Fund totaled approximately $754 million and 100% of the portfolio was invested in U.S. government obligations or U.S. government-supported securities. Within the portfolio, we continued to invest heavily in variable-rate demand notes (VRDNs), which represented approximately 25% of net assets at fiscal year-end. We favored VRDNs because they typically have weekly interest rate resets, ensuring that their yields reflect the current rate environment. Given the volatility in the market, we increased the Fund’s participation in the overnight repo market as the period progressed, which allowed us to put a larger percentage of the Fund’s cash to work in longer-term fixed-rate securities and floating-rate securities. In March and April, we took advantage of the market dislocation and bought longer-term fixed-rate securities, which extended the Fund’s WAM to about 36 days at one point. However, the opportunity quickly evaporated and we shifted back to investing more in floating-rate securities again, which we will do until the yield curve is more positively sloped. With the federal funds rate anchored near zero, we also began to waive certain fees and expenses during the period to manage the Fund’s return.
What is your outlook?
We are encouraged by signs the economy is recovering and news about several potential COVID-19 vaccines shortly after the period ended. However, volatility is likely to remain elevated in the coming months until we see virus outbreaks diminish and election results finalized. The Fed indicated in September that it intends to stay on hold with short-term rates until 2023. Therefore, the Fund will continue to waive fees and expenses and return zero, or close to zero, until the Fed raises rates above the current level. At period end, the Fed still had all of the various liquidity programs in place with no timeline for when they will be discontinued. Our near-term strategy will be to maintain the Fund’s conservative profile and liquidity, emphasize securities with very short maturities, and keep higher exposure to floating-
rate securities in anticipation of higher rates at some point down the road. We will continue to monitor the path of the economic recovery, the Fed’s programs and guidance, and any additional political or regulatory developments that could impact our market. As always, we remain focused on the Fund’s primary goals of liquidity, safety, and a stable $1.00 share price.

43
Portfolio Composition
(% of Portfolio)
U.S. Government Agency
Debt 80.6%
U.S. Treasury Debt 16.7%
U.S. Treasury Repurchase
Agreement, if collateralized
only by U.S. Treasuries
(including Strips) and cash 2.6%
Total 100.0%
Quoted Portfolio Composition is subject to change.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years 10 Years
Net Asset Value 0.52% 0.71% 0.35%
Class S
2
1-Year 5 Years 10 Years
Net Asset Value 0.56% 0.82% 0.41%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A shares and Class S shares have no sales load.
* Seven-day yields of Thrivent Money Market Fund refer to the income generated by an investment in the Fund over a specified seven-day period.
Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the Adviser were not waiv-
ing or reimbursing certain expenses associated with the Fund. Yields are subject to daily fluctuation and should not be considered an indication of future results. The yield quotation more closely reflects the current earnings of the Thrivent Money Market Fund than the total return quotations.
Money Market Fund Yields
*
As of October 31, 2020
Class A Class S
7-Day Yield 0.00% 0.00%
7-Day Yield Gross of Waivers -0.41% -0.33%
7-Day Effective Yield 0.00% 0.00%
7-Day Effective Yield Gross of Waivers -0.41% -0.33%

Thrivent Municipal Bond Fund
44
*Investors may be subject to state taxes, the federal alternative minimum tax and capital gains taxes.
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Janet I. Grangaard, CFA, Portfolio Manager
The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.
Investment in Thrivent Municipal Bond Fund involves risks including municipal bond, interest rate, tax, credit, futures contract, market, LIBOR, high yield, liquidity, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Municipal Bond Fund earned a return of 2.48%, compared with the median return of its peer group, the Lipper General Municipal
Debt Funds category, of 2.43%. The Fund’s market benchmark, the Bloomberg Barclays Municipal Bond Index, earned a return of 3.59%.
What factors affected the Fund’s performance?
As the period began, the U.S. economy was growing, and most state and local governments were in good financial shape. Then, in early
2020, the COVID-19 pandemic emerged and quickly overwhelmed worldwide health systems. Governments responded by shutting down economic activity, resulting in a crisis that thrust much of the world into a deep recession. Risk assets sold off sharply, including in the
U.S. municipal market, where spreads widened dramatically. Yields on 30-year AAA-rated bonds quickly jumped 200 basis points as retail investors panicked and sold their mutual fund and exchange-traded fund (ETF) shares. Leveraged portfolios were forced to cut positions, which exacerbated the volatility. Near the end of March, the Federal Reserve (Fed) and U.S. Treasury reacted with unprecedented monetary and fiscal policy responses to address the severely strained market liquidity and financial dislocation, including unlimited asset purchases and several liquidity facilities. The Fed cut the federal funds target rate to 0%-0.25%, and Congress passed the $2.2 trillion
CARES Act to provide aid to individuals, businesses, municipalities and states. The Fed also unveiled the Municipal Liquidity Facility
(MLF), which could buy up to $500 billion in short-term debt from state and local governments that suffered revenue declines due to the pandemic, although only a couple of entities ultimately took advantage of the program.
With the MLF as a backstop, market confidence returned. Municipal spreads rallied, especially in the high-grade segment, although munis still underperformed Treasuries for the fiscal year. By period end, yields on 30-year AAA bonds were 10 basis points lower than where they had begun. Within the index, high-grade tax-supported bonds outperformed revenue bonds, which generate revenue when people use the projects or facilities. In terms of ratings, AAA bonds were the best-performing category followed by AA, A, BBB and then high yield.
Regarding sectors, toll roads performed well as people decided to drive instead of fly. The worst-performing sectors were those most affected by the pandemic such as senior living, skilled nursing and higher education. The crisis also increased uncertainty over Puerto
Rico’s bonds, as falling revenue streams raised questions about how much debt the commonwealth can afford. Across the muni market, impairments are at their highest level since 2012, and almost every sector has a negative outlook from the rating agencies.
Approximately 40% of new municipal issuance this year came in the taxable market, which supported prices in the tax-exempt market. As noted in a previous report, the Tax Cut and Jobs Act of 2017 prohibited municipalities from prerefunding outstanding tax-exempt debt with new tax-exempt debt. However, due to extremely low taxable rates and the global demand for yield, municipalities were able to circumvent the rule by issuing taxable muni bonds to prerefund higher cost, outstanding tax-exempt debt. In the final two months of the period, supply ramped up as municipalities rushed their deals to market ahead of possible election uncertainty and the holidays. Fund flows ended the period positive for muni bond funds and ETFs.
The Fund slightly outperformed its peers in part due to its higher quality and shorter duration (i.e., lower interest-rate sensitivity). Also, the
Fund benefited from positions held in the tax-supported sector, followed by prerefunded and escrowed to maturity bonds. Finally, electric, water and sewer utility bonds performed well due to their less-volatile usage patterns and revenues. The Fund also continued to generate a significantly higher level of tax-exempt income than its peers, as measured by its 12-month distribution yield.
The biggest detractor was a multifamily housing bond from a Chicago area issuer that defaulted this year. The property’s sale was delayed by the pandemic but is now underway. Upon closing, we expect to recover more of the Fund’s losses. Also, some of the Fund’s senior living holdings did not perform well. The market built in wider credit spreads out of concern that people postponed their moves into these facilities, while the facilities had to spend more money for staffing and virus-related risk control measures.
What is your outlook?
We expect the economy to continue its recovery from the pandemic-induced recession. The speed of recovery, however, will be influenced by policies that emanate from officials in Washington, D.C. We will continue to see stress, and therefore opportunity, in certain sectors, and particularly in lower-grade credits, until vaccines are widely distributed and people are more confident about returning to normal activities.
Fiscal outcomes will vary broadly depending on entities’ sources of income: taxes or project revenues. We continue to monitor certain states carefully, such as Illinois, which failed to pass the constitutional amendment to change the state’s income tax to a progressive rate structure. Large cities with high costs of living will also need to be monitored to see if COVID-19 has changed people’s living and working habits. In short, any sector that involves large numbers of people in close physical proximity will continue to be scrutinized. The
Fed is likely to maintain low short-term rates in 2021 and beyond. Low levels of inventory combined with high savings rates could spur a temporary increase in inflation if aggregate demand exceeds aggregate supply in the U.S. economy. If so, the yield curve could steepen, leading longer-maturity bonds to underperform for a period of time.

45
Major Market Sectors
(% of Net Assets)
Transportation 21.2%
Education 15.5%
Health Care 15.2%
Escrowed/Pre-refunded 12.3%
General Obligation 9.0%
Water & Sewer 8.3%
Tax Revenue 7.0%
Other Revenue 5.3%
Electric Revenue 3.3%
Industrial Development
Revenue 1.1%
Top 10 States
(% of Net Assets)
California 9.8%
Texas 9.7%
New York 9.1%
Illinois 6.7%
Ohio 5.6%
Colorado 5.4%
Massachusetts 4.7%
Florida 3.7%
Virginia 2.9%
Minnesota 2.9%
Investments in securities in these States
represent 60.5% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Solutions, Inc.
(“Fitch”). If Moody’s, S&P and/or Fitch have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P or Fitch, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 States are subject to change.
The lists of Major Market Sectors and Top 10 States exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 States chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years
10 Years
without sales charge 2.48% 2.96% 3.56%
with sales charge -2.13% 2.01% 3.09%
Class S
1-Year 5 Years
10 Years
Net Asset Value 2.68% 3.19% 3.81%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the Index, any charges you would pay would reduce your total return as well.
** The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index of investment-grade municipal bonds with maturities of one year or more.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Opportunity Income Plus Fund
46
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Stephen D. Lowe, CFA, Gregory R. Anderson, CFA, Conrad E. Smith, CFA, Paul J. Ocenasek, CFA, and Kent L. White, CFA,
Portfolio Co- Managers
The Fund seeks a high level of current income consistent with capital preservation.
Investment in Thrivent Opportunity Income Plus Fund involves risks including interest rate, credit, mortgage-backed and other asset-backed securities, leveraged loan, LIBOR, prepayment, high yield, allocation, foreign securities, emerging markets, sovereign debt, market, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, ETF, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Opportunity Income Plus Fund earned a return of 1.83%, compared with the median return of its peer group, the Lipper Multi-
Sector Income Funds category, of 3.37%. The Fund’s market benchmarks, the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer
Capped Index, the S&P/LSTA Leveraged Loan Index, and the Bloomberg Barclays U.S. Mortgage-Backed Securities Index, earned returns of 4.55%, 1.72% and 3.95%, respectively.
What factors affected the Fund’s performance?
In the first half of the period, slowing economic growth came to an abrupt halt in March after the COVID-19 pandemic emerged and quickly overwhelmed worldwide health systems. The ensuing shutdowns resulted in a massive economic and financial crisis that was exacerbated by a plunge in oil prices, thrusting much of the world into an unexpected and deep recession. In less than two weeks in March, the Federal
Reserve (Fed) cut rates by 1.50%, bringing the federal funds target rate to 0%-0.25%. The Fed also immediately unleashed a number of programs to address the severely strained market liquidity and financial dislocation, including unlimited U.S. Treasury purchases and several liquidity facilities. Congress passed the $2.2 trillion CARES Act to provide aid to individuals and businesses, while countries across the globe also quickly enacted unprecedented monetary and fiscal policy responses. Treasury rates fell sharply, and the yield curve re-
steepened as short-term rates dropped much more due to the Fed’s actions.
Risk assets sold off sharply, and the U.S. experienced its fastest-ever market correction. Investment-grade and high-yield credit spreads widened dramatically during the panic-induced sell off. By late March, valuations across spread sectors were very attractive after disconnecting from underlying fundamentals due to forced selling. The Fed’s quick response to the crisis, including its first-ever pledge to purchase investment-grade corporate debt, provided a backstop to the market and helped spreads rally in the second half of the period.
As conditions improved, companies flooded the new issue market to improve liquidity, refinance current debt and extend maturities. This record-breaking new issue supply was easily absorbed by retail and overseas investors given the ongoing quest for higher-yielding assets due to the proliferation of record low and negative rates, particularly in Europe and Asia.
Credit continued to represent a large part of the Fund’s portfolio, including approximately 28% in leveraged loans, 14% in high-yield bonds and 11% in investment-grade bonds. We allocated almost 30% to securitized assets split among agency mortgage-backed securities
(MBS) at around 18%, with the remaining 12% invested mainly in nonagency MBS and collateralized loan obligations (CLOs), with a small percentage in asset-backed and commercial mortgage-backed securities. Emerging market (EM) debt represented approximately 14% of net assets, while approximately 3% of the portfolio was invested in preferred securities.
The Fund’s most significant detractor was its shorter duration stance, which proved detrimental during the dramatically falling rate environment. We strategically manage this Fund to have much less interest-rate sensitivity than its peers or the high-yield and mortgage-
backed indexes. Also, the Fund’s high-yield exposure underperformed its index because of our positioning in typically higher-quality, less-
volatile industries that were hit hard by the pandemic such as leisure, lodging and car rentals. We also underperformed in energy, mainly because of four large “fallen angels” that were downgraded to high yield and added to the index at the end of March. Because of market illiquidity, we were not able to add significant exposure to these issuers before they quickly shot up in value. The Fund’s leveraged loan holdings generated returns slightly below the leveraged loan benchmark, while a small allocation to preferred securities also detracted. In the securitized area, the Fund’s agency MBS outperformed the mortgage-backed benchmark; however, nonagency mortgages and CLOs were hit hard during the sell off and slower to recover. The Fund’s exposures to investment-grade and EM debt aided performance.
We hedged alternative equity exposure with a short position in S&P 500® futures, which modestly detracted from performance. We used
Treasury futures and mortgage market options to help manage the Fund’s duration and yield curve positioning, which had little impact. In addition, we established a long position in a credit default swap index (CDX) to quickly add to the Fund’s exposure in the high-yield market after the sell off, which modestly contributed to performance.
What is your outlook?
Our outlook is fairly constructive since the economy is recovering and we saw encouraging news about several effective COVID-19 vaccines shortly after the period ended. Volatility is likely to remain elevated this winter until restrictions are lifted and the Senate election results are finalized, which may impact the timing of additional relief packages. The Fed indicated it intends to stay on hold until at least
2023, which keeps short-term rates anchored near zero. Although the yield curve will likely steepen somewhat as intermediate to long-
term rates rise, we believe the Fed may step in with yield curve control measures (i.e., purchasing longer-maturity Treasuries) to prevent a dramatic increase in long-term yields. Spreads have narrowed so much that they offer relatively limited upside for further tightening, although the ongoing quest for yield continues to support the market. We expect more of the Fund’s return to come from income versus price appreciation in the coming year.

47
Major Market Sectors
(% of Net Assets)
Affiliated Fixed Income
Holdings 15.1%
Mortgage-Backed Securities 14.4%
Communications Services 10.3%
Financials 9.7%
Collateralized Mortgage
Obligations 8.9%
Consumer Non-Cyclical 8.0%
Consumer Cyclical 6.6%
Asset-Backed Securities 4.5%
Capital Goods 4.2%
Unaffiliated Registered
Investment Companies 4.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 15.1%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 3.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.9%
Invesco Senior Loan ETF 2.1%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.3%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.3%
Vanguard Short-Term Corporate Bond
ETF 1.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through 0.9%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 0.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.8%
These securities represent 29.6% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years
10 Years
without sales charge 1.83% 3.47% 3.25%
with sales charge -2.78% 2.53% 2.78%
Class S
1-Year 5 Years
10 Years
Net Asset Value 2.10% 3.72% 3.53%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in those indices, any charges you would pay would reduce your total return as well.
** The Bloomberg Barclays U.S. High-Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The Index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
*** The Bloomberg Barclays U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S.
government agency MBS pools into approximately 3,500 generic types of securities.
**** The S&P/LSTA U.S. Leveraged Loan Index is a market-value weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Small Cap Growth Fund
48
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
David J. Lettenberger, CFA,  Portfolio Manager
The Fund seeks long-term capital growth. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Small Cap Growth Fund involves risks including small cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during 12-month period ended October 31, 2020?
Thrivent Small Cap Growth Fund earned a return of 36.84%, compared with the median return of its peer group, the Lipper Small Cap
Growth Funds category, of 16.96%. The Fund’s market benchmarks, the Russell 2000 Growth Index and the S&P SmallCap 600® Growth
Index, earned returns of 13.37 and -0.25%, respectively%.
What factors affected the Fund’s performance?
The Fund outperformed the Lipper category as well as the market benchmarks due primarily to stock selection. This was particularly true in the Information Technology, Industrials, Communication Services and Health Care sectors, which combined represent more than two-thirds of the Fund’s holdings. While the COVID-19 pandemic disrupted the economy and wreaked havoc on many industries and companies, it also accelerated some secular trends that already existed and created opportunities for many well-positioned companies.
These tailwinds and fundamental drivers were present in many of the Fund’s holdings that performed well during the period.
Within Technology, the fundamental tailwinds of the cloud and subscription-based software models have been well understood by investors for some time. However, the onset of COVID-19 led to both consumer and corporate behavior changes, contributing to already strong growth opportunities for many software companies. As consumers abandoned brick-and-mortar shopping in favor of eCommerce alternatives, many companies needed to address their customer service infrastructure to ensure quality experiences. Shares of Five9, a leading provider of cloud-based contact center software, rose significantly over the 12-month period as its clients accelerated the adoption of the company’s critical offering. Avalara, a leading provider of cloud-based tax management solutions, also advanced sharply as its software was increasingly adopted by eCommerce providers that needed to address complex sales tax regulations. Shares of Monolithic
Power Systems, a rapidly growing power semiconductor company, rose significantly after the company experienced increased demand for power management solutions in data centers, storage application and laptops. Each of these end markets was boosted by virus-
related spending. In addition, Coupa Software, Blackline, Veeva Systems and SailPoint Technologies were strong contributors to the Fund’s results.
While the Industrials sector lagged the peer group and the benchmark returns, the Fund’s exposure to the similar themes mentioned above drove strong absolute and relative returns. Ritchie Bros. Auctioneers, a global provider of auction services for the industrial equipment market, advanced strongly over the period. In 2017, Ritchie Bros. acquired Iron Planet to accelerate its development of online marketplaces and made further investments in its online capabilities, which positioned the company perfectly for the pandemic environment. Not only were global auctions of industrial equipment shifted to an online format, but the liquidity needs of many used-
equipment owners drove increased auction volumes. Saia is a leading less-than-truckload (LTL) service company, uniquely positioned to grow faster than its peers based on geographic expansion and efficiency actions. While these company-specific drivers were firmly in place prior to the pandemic, the rebound in parcel shipments that resulted from eCommerce bolstered Saia’s growth even further, leading to significant share price gains.
Within the Communication Services sector, which represents less than 5% of the Fund's universe, a position in Bandwidth contributed significantly. A leading cloud-based Communications Platform as a Service (CPaaS) company, Bandwidth enables enterprises and mid-sized companies to build and operate voice and messaging use cases within software applications. The CPaaS market is growing rapidly and Bandwidth has outpaced its peers, gaining market share due to its ownership of a differentiated, voice-based IP network. The pandemic drove rapid acceleration of traffic on the networks of Bandwidth’s customers, leading to dramatic revenue growth and share price gains.
Despite the Fund’s underweighting in Health Care, the best-performing sector in both the Lipper peer group and the Russell 2000 Growth
Index, solid stock selection led to strong returns in this important sector. LHC Group, a leading provider of home health care and hospice services, was a strong performer. As home health providers transitioned to an updated reimbursement framework in late 2019, LHC executed flawlessly and is now in an improved position to increase market share in this growing industry. Other health care holdings that performed well included Catalent and Repligen, both providers of products and services to the pharmaceutical industry, as well as diagnostic providers Natera and Guardant Health.
What is your outlook?
We continue to search for companies with sustainable growth opportunities and strong competitive advantages that can drive outperformance over the long run. We have also supplemented these secular growth investments with positions in companies that have strong relative growth profiles in more cyclical industries. This mix should position the Fund to perform well as global economies emerge from the COVID-19 pandemic.

49
Portfolio Composition
(% of Portfolio)
Common Stock 97.8%
Short-Term Investments 1.7%
Registered Investment
Companies 0.5%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 28.1%
Health Care 23.6%
Industrials 18.9%
Consumer Discretionary 11.8%
Financials 5.7%
Consumer Staples 4.1%
Real Estate 3.2%
Materials 1.8%
Unaffiliated Registered
Investment Companies 0.4%
Energy 0.2%
Top 10 Holdings
(% of Net Assets)
LHC Group, Inc. 2.9%
Five9, Inc. 2.2%
Avalara, Inc. 2.1%
Monolithic Power Systems, Inc. 1.9%
Ritchie Brothers Auctioneers, Inc. 1.8%
Bandwidth, Inc. 1.7%
Middleby Corporation 1.7%
Catalent , Inc. 1.7%
Meritor, Inc. 1.7%
Silk Road Medical, Inc. 1.6%
These securities represent 19.3% of the total
net assets of the Fund.
Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
From
Inception
Class S
1-Year
2/28/2018
Net Asset Value 36.84% 16.93%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* S&P SmallCap 600 Growth Index measures growth stocks through: sales growth, ratio of earnings to change in price, and momentum. The constituents are drawn from the S&P 600.
** The Russell 2000
®
Growth Index measures the performance of the small-cap segment of the U.S. equity universe.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Small Cap Stock Fund
50
Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Matthew D. Finn, CFA, and James M. Tinucci, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Fund involves risks including small cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Small Cap Stock Fund earned a return of 2.27%, compared with the median return of its peer group, the Lipper Small Cap Core
Funds category, of -8.01%. The Fund’s market benchmarks, the Russell 2000 Index and the S&P SmallCap 600® Index, earned returns of
-0.14% and -7.72%, respectively.
What factors affected the Fund’s performance?
The Fund outperformed versus the Lipper Small Cap Core Funds category and its market benchmarks due to both security selection and sector allocation. Compared to the peer group, security selection was strong in nine of the 11 sectors, led by Information Technology and
Industrials, while only the Consumer Discretionary sector meaningfully detracted. In Information Technology, standout performers included identity governance software company SailPoint Technologies and cloud-based software provider BlackLine. SailPoint Technologies provides on-premises and cloud-based solutions that give companies visibility into who currently has access to which internal resources, who should have access to those resources, and how that access is being used. BlackLine helps customers manage their entire accounting and finance lifecycle by providing control and automation solutions. As a process improvement technology provider, the company benefits from increased regulation and financial reporting requirements as companies strive to increase reliability, security and centralization of their financial data. BlackLine’s advantages are centered around its tight integration with third-party general ledger providers as well as the simplicity and usability of its cloud-based software, enabling rapid adoption of its solutions by customers.
In Industrials, Ritchie Bros. Auctioneers, an industrial equipment auction company, benefited from its global network, deep relationships and dominant market share during the dislocation between supply and demand for used industrial equipment this year. Additionally, shares of Saia, a national less-than-truckload service company, advanced strongly during the year. The company’s expansion into the
Northeast and a tightening transportation market drove revenues and margins above expectations through increased volume and pricing, combined with better network utilization. We sold SailPoint Technologies from the Fund after it achieved our objectives and reduced the position sizes of BlackLine, Ritchie Bros. Auctioneers and Saia to help manage portfolio risk.
The Fund’s sector weightings result from our security selection based on bottom-up industry and company research. Industrials is the largest sector overweighting in the portfolio, followed by Energy, which moved from an underweighting to an overweighting after the peer group allocation to that sector decreased during the year. At period end, the Fund was no longer materially overweighted in the Consumer
Staples sector because certain securities reached our objectives and were reduced or sold. We reduced the Fund’s underweighting in the cyclical Industrials and Materials sectors because we started to find companies with our favored combination of valuation, quality and a promising future in these areas. The Fund’s performance benefited from an overweighted position in Consumer Staples because it was one of the stronger-performing sectors during the year.
What is your outlook?
In light of the current level of business uncertainty, the federal funds rate near zero and the government’s fiscal and monetary stimulus during the year, it is unclear how much and how long the economy will be impacted by the COVID-19 pandemic. However, investor sentiment about the economy fluctuates much more rapidly and with greater amplitude than actual changes in activity. These swings in economic sentiment often result in sharp movements in stock prices. Our focus remains on finding solid companies that are attractively priced with long runways ahead of them for growth in sales, income and free cash flow. Short-term price changes are an opportunity for investors that are focused on the long term.

51
Portfolio Composition
(% of Portfolio)
Common Stock 97.8%
Short-Term Investments 1.2%
Registered Investment
Companies 1.0%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 21.8%
Industrials 18.1%
Information Technology 15.0%
Health Care 9.4%
Consumer Discretionary 9.4%
Materials 6.9%
Real Estate 6.2%
Consumer Staples 4.0%
Energy 2.7%
Utilities 2.3%
Top 10 Holdings
(% of Net Assets)
LHC Group, Inc. 2.3%
Triumph Bancorp, Inc. 2.0%
Louisiana-Pacific Corporation 1.8%
Meritor, Inc. 1.8%
Manpower, Inc. 1.7%
Cott Corporation 1.7%
QuinStreet, Inc. 1.7%
Heartland Financial USA, Inc. 1.7%
Synovus Financial Corporation 1.7%
American Campus Communities, Inc. 1.6%
These securities represent 18.0% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of October 31, 2020
Class A
2
1-Year 5 Years
10 Years
without sales charge 2.27% 9.94% 10.13%
with sales charge -2.32% 8.93% 9.62%
Class S
1-Year 5 Years
10 Years
Net Asset Value 2.57% 10.30% 10.61%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thriventfunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit thriventfunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
2 Class A performance with sales charge reflects the maximum sales charge of 4.5%.
(a) Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the benchmark indices do not reflect any such charges, deductions for fees, expenses or taxes. If you were to purchase any of the above individual securities represented in the
Index, any charges you would pay would reduce your total return as well.
** The S&P SmallCap 600
®
Index represents the average performance of a group of 600 small capitalization stocks. The product is not sponsored, en-
dorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
*** The Russell 2000
®
Index measures the performance of small cap stocks. It is not possible to invest directly in the Index. The performance of the index does not reflect deductions for fees, expenses or taxes.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

52
Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 through October 31, 2020.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A semiannual account fee of $10 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A semiannual account fee of $10 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning Account
Value 5/1/2020
Ending Account
Value 10/31/2020
Expenses Paid
During Period
5/1/2020- 10/31/2020
*
Annualized Expense
Ratio
Thrivent Aggressive Allocation Fund
Actual
Class A $1,000 $1,147 $5.09 0.94%
Class S $1,000 $1,148 $4.19 0.78%
Hypothetical
**
Class A $1,000 $1,020 $4.79 0.94%
Class S $1,000 $1,021 $3.94 0.78%
Thrivent Balanced Income Plus Fund
Actual
Class A $1,000 $1,103 $5.56 1.05%
Class S $1,000 $1,104 $4.18 0.79%
Hypothetical
**
Class A $1,000 $1,020 $5.34 1.05%
Class S $1,000 $1,021 $4.02 0.79%
Thrivent Global Stock Fund
Actual
Class A $1,000 $1,135 $5.43 1.01%
Class S $1,000 $1,137 $3.55 0.66%
Hypothetical
**
Class A $1,000 $1,020 $5.13 1.01%
Class S $1,000 $1,022 $3.36 0.66%

53
Beginning Account
Value 5/1/2020
Ending Account
Value 10/31/2020
Expenses Paid
During Period
5/1/2020- 10/31/2020
*
Annualized Expense
Ratio
Thrivent Government Bond Fund
Actual
Class A $1,000 $997 $4.27 0.85%
Class S $1,000 $997 $3.56 0.71%
Hypothetical
**
Class A $1,000 $1,021 $4.32 0.85%
Class S $1,000 $1,022 $3.60 0.71%
Thrivent High Income Municipal Bond Fund
Actual
Class S $1,000 $1,114 $3.19 0.60%
Hypothetical
**
Class S $1,000 $1,022 $3.05 0.60%
Thrivent High Yield Fund
Actual
Class A $1,000 $1,093 $4.19 0.80%
Class S $1,000 $1,094 $2.81 0.53%
Hypothetical
**
Class A $1,000 $1,021 $4.05 0.80%
Class S $1,000 $1,022 $2.72 0.53%
Thrivent Income Fund
Actual
Class A $1,000 $1,055 $3.86 0.75%
Class S $1,000 $1,057 $2.37 0.46%
Hypothetical
**
Class A $1,000 $1,021 $3.80 0.75%
Class S $1,000 $1,023 $2.33 0.46%
Thrivent International Allocation Fund
Actual
Class A $1,000 $1,100 $6.34 1.20%
Class S $1,000 $1,102 $4.33 0.82%
Hypothetical
**
Class A $1,000 $1,019 $6.09 1.20%
Class S $1,000 $1,021 $4.17 0.82%
Thrivent Large Cap Growth Fund
Actual
Class A $1,000 $1,212 $6.15 1.11%
Class S $1,000 $1,213 $4.28 0.77%
Hypothetical
**
Class A $1,000 $1,020 $5.62 1.11%
Class S $1,000 $1,021 $3.91 0.77%
Thrivent Large Cap Value Fund
Actual
Class A $1,000 $1,078 $4.75 0.91%
Class S $1,000 $1,079 $2.85 0.55%
Hypothetical
**
Class A $1,000 $1,021 $4.62 0.91%
Class S $1,000 $1,022 $2.77 0.55%

54
Beginning Account
Value 5/1/2020
Ending Account
Value 10/31/2020
Expenses Paid
During Period
5/1/2020- 10/31/2020
*
Annualized Expense
Ratio
Thrivent Limited Maturity Bond Fund
Actual
Class A $1,000 $1,037 $3.05 0.59%
Class S $1,000 $1,038 $2.22 0.43%
Hypothetical
**
Class A $1,000 $1,022 $3.02 0.59%
Class S $1,000 $1,023 $2.20 0.43%
Thrivent Low Volatility Equity Fund
Actual
Class S $1,000 $1,052 $4.90 0.95%
Hypothetical
**
Class S $1,000 $1,020 $4.83 0.95%
Thrivent Mid Cap Growth Fund
Actual
Class S $1,000 $1,254 $5.72 1.01%
Hypothetical
**
Class S $1,000 $1,020 $5.13 1.01%
Thrivent Mid Cap Stock Fund
Actual
Class A $1,000 $1,229 $5.79 1.03%
Class S $1,000 $1,231 $4.29 0.76%
Hypothetical
**
Class A $1,000 $1,020 $5.25 1.03%
Class S $1,000 $1,021 $3.88 0.76%
Thrivent Mid Cap Value Fund
Actual
Class S $1,000 $1,103 $5.34 1.01%
Hypothetical
**
Class S $1,000 $1,020 $5.13 1.01%
Thrivent Moderate Allocation Fund
Actual
Class A $1,000 $1,094 $4.24 0.81%
Class S $1,000 $1,095 $3.01 0.57%
Hypothetical
**
Class A $1,000 $1,021 $4.09 0.81%
Class S $1,000 $1,022 $2.91 0.57%
Thrivent Moderately Aggressive Allocation Fund
Actual
Class A $1,000 $1,117 $4.39 0.82%
Class S $1,000 $1,118 $3.33 0.63%
Hypothetical
**
Class A $1,000 $1,021 $4.19 0.82%
Class S $1,000 $1,022 $3.18 0.63%
Thrivent Moderately Conservative Allocation Fund
Actual
Class A $1,000 $1,067 $4.30 0.83%
Class S $1,000 $1,068 $3.08 0.59%
Hypothetical
**
Class A $1,000 $1,021 $4.21 0.83%
Class S $1,000 $1,022 $3.01 0.59%

55
Beginning Account
Value 5/1/2020
Ending Account
Value 10/31/2020
Expenses Paid
During Period
5/1/2020- 10/31/2020
*
Annualized Expense
Ratio
Thrivent Money Market Fund
Actual
Class A $1,000 $1,000 $1.41 0.28%
Class S $1,000 $1,000 $1.38 0.27%
Hypothetical
**
Class A $1,000 $1,024 $1.43 0.28%
Class S $1,000 $1,024 $1.39 0.27%
Thrivent Municipal Bond Fund
Actual
Class A $1,000 $1,054 $3.83 0.74%
Class S $1,000 $1,055 $2.80 0.54%
Hypothetical
**
Class A $1,000 $1,021 $3.77 0.74%
Class S $1,000 $1,022 $2.76 0.54%
Thrivent Opportunity Income Plus Fund
Actual
Class A $1,000 $1,064 $4.54 0.87%
Class S $1,000 $1,066 $3.15 0.61%
Hypothetical
**
Class A $1,000 $1,021 $4.44 0.87%
Class S $1,000 $1,022 $3.09 0.61%
Thrivent Small Cap Growth Fund
Actual
Class S $1,000 $1,352 $5.92 1.00%
Hypothetical
**
Class S $1,000 $1,020 $5.09 1.00%
Thrivent Small Cap Stock Fund
Actual
Class A $1,000 $1,209 $6.36 1.15%
Class S $1,000 $1,210 $4.63 0.83%
Hypothetical
**
Class A $1,000 $1,019 $5.82 1.15%
Class S $1,000 $1,021 $4.23 0.83%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by
184/366 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Report of Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, F: (612) 373 7160, www.pwc.com/us
56
To the Board of Trustees of Thrivent Mutual Funds and Shareholders of each of the twenty-three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments, of each of the funds listed in the table below (twenty-three of the funds constituting
Thrivent Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2020, the related statements of operations for each of the periods indicated in the table below, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for each of the periods indicated in the table below, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
Thrivent Aggressive Allocation Fund (2) Thrivent Mid Cap Growth Fund (3)
Thrivent Balanced Income Plus Fund (2) Thrivent Mid Cap Stock Fund (1)
Thrivent Global Stock Fund (2) Thrivent Mid Cap Value Fund (3)
Thrivent Government Bond Fund (1) Thrivent Moderate Allocation Fund (2)
Thrivent High Income Municipal Bond Fund (1)
Thrivent Moderately Aggressive Allocation Fund (2)
Thrivent High Yield Fund (2) Thrivent Moderately Conservative Allocation Fund (2)
Thrivent Income Fund (2) Thrivent Money Market Fund (1)
Thrivent International Allocation Fund (2) Thrivent Municipal Bond Fund (2)
Thrivent Large Cap Growth Fund (1) Thrivent Opportunity Income Plus Fund (2)
Thrivent Large Cap Value Fund (1) Thrivent Small Cap Growth Fund (1)
Thrivent Limited Maturity Bond Fund (2) Thrivent Small Cap Stock Fund (1)
Thrivent Low Volatility Equity Fund (1)
Schedule of investments, statement of operations for the year ended October 31, 2020 and statement of changes in net assets for each of the two years in the period ended October 31,
2020
Summary schedule of investments, statement of operations for the year ended October 31, 2020 and statement of changes in net assets for each of the two years in the period ended October 31,
2020
Schedule of investments, statement of operations and statement of changes in net assets for the period February 28, 2020 (commencement of operations) through October 31, 2020

Report of Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, F: (612) 373 7160, www.pwc.com/us
57
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, agent banks, transfer agent and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
December 18, 2020
We have served as the auditor of one or more investment companies in Thrivent Financial for Lutherans investment company complex since 1987.

Aggressive Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
58
Shares
Registered Investment
Companies ( 46.5% ) Value
% of
Net
Assets
Unaffiliated  (0.7%)
27,786 SPDR S&P 500 ETF Trust $ 9,073,240 0.6%
Other Securities
^
2,065,915 0.1%
Total 11,139,155
Affiliated  (45.8%)
4,249,495 Thrivent Core Emerging
Markets Equity Fund
a
44,024,770 2.9%
7,005,956 Thrivent Core International
Equity Fund 59,200,332 4.0%
7,476,236 Thrivent Core Low Volatility
Equity Fund 86,799,100 5.8%
1,627,130 Thrivent Global Stock Fund,
Class S 39,278,920 2.6%
1,488,383 Thrivent High Yield Fund,
Class S 6,682,839 0.5%
492,626 Thrivent Income Fund, Class S 4,916,410 0.3%
12,775,335 Thrivent International
Allocation Fund, Class S 117,405,326 7.9%
8,260,339 Thrivent Large Cap Growth
Fund, Class S 134,643,523 9.0%
3,208,458 Thrivent Large Cap Value
Fund, Class S 66,062,158 4.4%
587,180 Thrivent Limited Maturity Bond
Fund, Class S 7,433,702 0.5%
2,969,214 Thrivent Mid Cap Stock Fund,
Class S 83,256,754 5.6%
1,493,352 Thrivent Small Cap Stock
Fund, Class S 34,391,890 2.3%
Total 684,095,724
Total Registered Investment
Companies (cost
$562,823,695) 695,234,879
Shares Common Stock ( 42.8% ) Value
% of
Net
Assets
Communications Services (1.6%)
1,899 Alphabet, Inc., Class A
a
3,068,993 0.2%
50,585 Verizon Communications, Inc. 2,882,839 0.2%
Other Securities
^
17,707,745 1.2%
Total 23,659,577
Consumer Discretionary (5.4%)
2,123 Amazon.com, Inc.
a
6,445,746 0.4%
40,739 Aptiv plc 3,930,906 0.3%
25,357 Five Below, Inc.
a
3,381,102 0.2%
903 NVR, Inc.
a
3,569,640 0.3%
49,808 Planet Fitness, Inc.
a
2,952,120 0.2%
Other Securities
^
60,458,980 4.0%
Total 80,738,494
Consumer Staples (1.4%)
91,059 Turning Point Brands, Inc. 3,411,981 0.2%
Shares Common Stock (42.8%) Value
% of
Net
Assets
Consumer Staples (1.4%) - continued
23,949 Wal-Mart Stores, Inc. $ 3,322,924 0.2%
Other Securities
^
14,540,820 1.0%
Total 21,275,725
Energy (0.8%)
Other Securities
^
11,912,508 0.8%
Total 11,912,508
Financials (5.8%)
101,231 Western Alliance Bancorp 4,170,717 0.3%
Other Securities
^
83,496,960 5.5%
Total 87,667,677
Health Care (7.0%)
62,068 ACADIA Pharmaceuticals,
Inc.
a
2,883,059 0.2%
50,984 Catalent, Inc.
a
4,474,866 0.3%
31,686 Guardant Health, Inc.
a
3,379,629 0.2%
28,355 Johnson & Johnson 3,887,754 0.3%
38,437 LHC Group, Inc.
a
8,323,532 0.6%
29,299 Medtronic plc 2,946,600 0.2%
12,975 Veeva Systems, Inc.
a
3,503,899 0.2%
Other Securities
^
74,847,815 5.0%
Total 104,247,154
Industrials (6.9%)
93,976 Altra Industrial Motion
Corporation 4,018,414 0.3%
56,632 ASGN, Inc.
a
3,776,222 0.3%
18,048 IDEX Corporation 3,075,199 0.2%
37,193 Lincoln Electric Holdings, Inc. 3,786,991 0.3%
151,504 Meritor, Inc.
a
3,687,607 0.2%
32,388 Middleby Corporation
a
3,223,902 0.2%
51,126 Ritchie Brothers Auctioneers,
Inc. 3,099,769 0.2%
19,997 Saia, Inc.
a
2,952,757 0.2%
25,987 United Rentals, Inc.
a
4,633,222 0.3%
Other Securities
^
71,707,511 4.7%
Total 103,961,594
Information Technology (9.2%)
25,493 Amphenol Corporation 2,876,630 0.2%
70,010 Apple, Inc. 7,621,289 0.5%
10,987 Coupa Software, Inc.
a
2,941,220 0.2%
43,463 Dolby Laboratories, Inc. 3,263,202 0.2%
29,893 Elastic NV
a
3,031,449 0.2%
43,523 Microsoft Corporation 8,812,102 0.6%
15,429 Monolithic Power Systems,
Inc. 4,931,108 0.3%
91,186 Nuance Communications,
Inc.
a
2,909,745 0.2%
7,394 ServiceNow, Inc.
a
3,679,033 0.3%
19,511 Texas Instruments, Inc. 2,821,095 0.2%
Other Securities
^
94,259,832 6.3%
Total 137,146,705

Aggressive Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
59
Shares Common Stock (42.8%) Value
% of
Net
Assets
Materials (1.7%)
103,460 Louisiana-Pacific Corporation $ 2,956,887 0.2%
Other Securities
^
22,158,434 1.5%
Total 25,115,321
Real Estate (2.3%)
Other Securities
^
34,204,610 2.3%
Total 34,204,610
Utilities (0.7%)
Other Securities
^
10,330,671 0.7%
Total 10,330,671
Total Common Stock
(cost $537,811,524) 640,260,036
Principal
Amount
Long-Term Fixed Income
( 4.3% ) Value
% of
Net
Assets
Collateralized Mortgage Obligations
(<0.1%)
Other Securities
^
97,130 <0.1%
Total 97,130
Mortgage-Backed Securities (1.8%)
Federal National Mortgage
Association
$ 1,648,438 3.500% - 4.500%,
5/1/2048 - 8/1/2049 1,754,613 0.2%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
8,320,000 1.500% - 2.500%,
11/1/2035 - 12/1/2035
b
8,598,960 0.5%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
3,500,000 2.500%, 11/1/2050
b,c
3,646,699 0.3%
3,175,000 2.000%, 12/1/2050
b
3,266,157 0.2%
3,300,000 2.500%, 12/1/2050
b
3,432,902 0.2%
3,868,977 2.000% - 4.000%,
7/1/2048 - 11/1/2050
b,c
4,035,536 0.3%
Other Securities
^
2,019,685 0.1%
Total 26,754,552
U.S. Government & Agencies (2.5%)
U.S. Treasury Bonds
4,500,000 2.875%, 5/15/2028 5,220,527 0.4%
3,971,000 2.250% - 5.250%,
11/15/2027 - 5/15/2046 4,643,636 0.3%
U.S. Treasury Notes
17,570,000 2.500%, 2/28/2026 19,481,424 1.3%
Principal
Amount
Long-Term Fixed Income
(4.3%) Value
% of
Net
Assets
U.S. Government & Agencies (2.5%) -
continued
$ 7,780,000 0.125% - 2.625%,
8/31/2021 - 1/31/2026 $ 8,154,506 0.5%
Total 37,500,093
Total Long-Term Fixed
Income
(cost $60,436,798) 64,351,775
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
% of
Net
Assets
2,720,225 Thrivent Cash Management
Trust 2,720,225 0.2%
Total Collateral Held for
Securities Loaned
(cost $2,720,225) 2,720,225
Shares or
Principal
Amount
Short-Term Investments
( 7.9% ) Value
% of
Net
Assets
Federal Home Loan Bank
Discount Notes
6,900,000 0.090%, 11/6/2020
d,e
6,899,939 0.5%
4,400,000 0.070%, 11/18/2020
d,e
4,399,843 0.3%
4,000,000 0.070%, 11/19/2020
d,e
3,999,849 0.3%
7,300,000 0.055%, 11/24/2020
d,e
7,299,643 0.5%
9,800,000 0.075%, 12/22/2020
d,e
9,798,775 0.6%
6,000,000 0.095%, 1/6/2021
d,e
5,998,917 0.4%
6,000,000 0.060%, 1/12/2021
d,e
5,998,817 0.4%
8,100,000 0.055% - 0.085%,
11/4/2020 - 12/9/2020
d,e
8,099,783 0.5%
Thrivent Core Short-Term
Reserve Fund
6,596,487 0.290% 65,964,869 4.4%
Total Short-Term
Investments (cost
$118,376,490) 118,460,435
Contracts Options Purchased ( <0.1% ) Value
% of
Net
Assets
Put on 10-Yr. U.S. Treasury
Bond Futures
21
$137.50, expires
12/24/2020 16,406 <0.1%
Total Options Purchased
(cost $8,726) 16,406
Total Investments (cost
$1,282,177,458) 101.7% $1,521,043,756
Other Assets and Liabilities,
Net (1.7%) (25,781,063)
Total Net Assets 100.0% $1,495,262,693

Aggressive Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
60
+
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Non-income producing security.
b Denotes investments purchased on a when-issued or
delayed delivery basis.
c All or a portion of the security was earmarked to cover
written options.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of October 31, 2020:
Securities Lending Transactions
Common Stock $ 3,496,800
Total lending $3,496,800
Gross amount payable upon return of
collateral for securities loaned $2,720,225
Net amounts due to counterparty
$(776,575)
Definitions:
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $310,599,627
Gross unrealized depreciation (79,582,400)
Net unrealized appreciation (depreciation) $231,017,227
Cost for federal income tax purposes $1,269,915,483
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 23,659,577 23,659,577 – –
Consumer Discretionary 80,738,494 80,738,494 – –
Consumer Staples 21,275,725 21,275,725 – –
Energy 11,912,508 11,912,508 – –
Financials 87,667,677 85,855,464 1,812,213 –
Health Care 104,247,154 104,247,154 – –
Industrials 103,961,594 103,961,594 – –
Information Technology 137,146,705 135,895,227 1,251,478 –
Materials 25,115,321 24,141,190 974,130 1
Real Estate 34,204,610 34,204,610 – –
Utilities 10,330,671 10,330,671 – –
Registered Investment Companies
Unaffiliated 11,139,155 11,139,155 – –
Affiliated 494,071,522 494,071,522 – –
Long-Term Fixed Income
Collateralized Mortgage Obligations 97,130 – 97,130 –
Mortgage-Backed Securities 26,754,552 – 26,754,552 –
U.S. Government & Agencies 37,500,093 – 37,500,093 –
Short-Term Investments 52,495,566 – 52,495,566 –
Options Purchased 16,406 16,406 – –
Subtotal Investments in Securities $1,262,334,460 $1,141,449,297 $120,885,162 $1
Other Investments  * Total
Affiliated Short-Term Investments 65,964,869
Affiliated Registered Investment Companies 190,024,202
Collateral Held for Securities Loaned 2,720,225
Subtotal Other Investments $258,709,296
Total Investments at Value $1,521,043,756

Aggressive Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
61
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 110,991 110,991 – –
Total Asset Derivatives $110,991 $110,991 $– $–
Liability Derivatives
Futures Contracts 20,228,466 20,228,466 – –
Call Options Written 11,266 – – 11,266
Total Liability Derivatives $20,239,732 $20,228,466 $– $11,266
The following table presents Aggressive Allocation Fund's futures contracts held as of October 31, 2020. Investments and/or cash totaling
$52,555,566 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 79 December 2020 $ 10,984,661 ( $ 65,379)
CBOT 2-Yr. U.S. Treasury Note 32 December 2020 7,069,098 (2,098)
CBOT U.S. Long Bond 2 December 2020 355,569 (10,632)
CME E-mini Russell 2000 Index 2 December 2020 148,954 4,726
CME E-mini S&P 500 Index 1,582 December 2020 264,746,944 (6,509,174)
CME E-mini S&P Mid-Cap 400 Index 2 December 2020 384,423 (5,303)
CME Euro Foreign Exchange Currency 193 December 2020 28,508,565 (390,877)
CME Ultra Long Term U.S. Treasury Bond 28 December 2020 6,307,517 (287,517)
Eurex Euro STOXX 50 Index 822 December 2020 31,801,956 (3,474,294)
ICE mini MSCI EAFE Index 446 December 2020 42,565,794 (2,784,824)
ICE US mini MSCI Emerging Markets Index 1,491 December 2020 83,017,251 (870,606)
Total Futures Long Contracts $ 475,890,732 ( $ 14,395,978)
CBOT 5-Yr. U.S. Treasury Note (140) December 2020 ( $ 17,627,574) $ 43,355
CME E-mini Russell 2000 Index (1,496) December 2020 (112,985,686) (1,966,954)
CME E-mini S&P Mid-Cap 400 Index (927) December 2020 (171,861,312) (3,860,808)
Ultra 10-Yr. U.S. Treasury Note (28) December 2020 (4,466,785) 62,910
Total Futures Short Contracts ( $ 306,941,357) ($5,721,497)
Total Futures Contracts $ 168,949,375 ($20,117,475)
The following table presents Aggressive Allocation Fund's options contracts held as of October 31, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Bond
Futures MSC 21.00 $137.50
December
2020 2,894,391 $ 16,406 $ 7,680
Total Options Purchased Contracts $16,406 $7,680
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (2.50) $ 102.78
November
2020 (2,577,441) ( $ 11,141) $ 3,703
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.00) 104.64
November
2020 (1,041,914) (125) 2,726
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($11,266) $6,429

Aggressive Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
62
Counterparty:
MSC
-
Morgan Stanley & Company
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2020, for Aggressive Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 106,265
Options Written Net Assets - Distributable earnings/(accumulated loss) 6,429
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 7,680
Total Interest Rate Contracts 120,374
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 4,726
Total Equity Contracts 4,726
Total Asset Derivatives $125,100
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 390,877
Total Foreign Exchange Contracts 390,877
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 19,471,963
Total Equity Contracts 19,471,963
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 365,626
Total Interest Rate Contracts 365,626
Total Liability Derivatives $20,228,466
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2020, for
Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 12,070
Futures Net realized gains/(losses) on Futures contracts 628,458
Total Interest Rate Contracts 640,528
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 26,258,892
Total Return Swaps Net realized gains/(losses) on Swap agreements (10,664)
Total Equity Contracts 26,248,228
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 686,021
Total Foreign Exchange Contracts 686,021
Total $27,574,777

Aggressive Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
63
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2020, for Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (632,585)
Total Foreign Exchange Contracts (632,585)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (22,742,989)
Total Equity Contracts (22,742,989)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 6,429
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (265,115)
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments 7,680
Total Interest Rate Contracts (251,006)
Total ($23,626,580)
The following table presents Aggressive Allocation Fund's average volume of derivative activity during the period ended October 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $402,201,205
Futures - Short (254,264,656)
Total Rate of Return Swaps - Long 18,115
Total Rate of Return Swaps - Short (19,031)
Interest Rate Contracts
Futures - Long 19,661,765
Futures - Short (16,361,369)
Options Purchased 142,857
Options Written (1,430,185)
Foreign Exchange Contracts
Futures - Long 38,854,420

Aggressive Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
64
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity* $— $41,800 $– $44,025 4,249 2.9%
Core International Equity 56,200 10,769 – 59,200 7,006 4.0
Core Low Volatility Equity 58,411 32,016 – 86,799 7,476 5.8
Global Stock, Class S 38,067 4,666 – 39,279 1,627 2.6
High Yield, Class S 6,675 347 – 6,683 1,488 0.5
Income, Class S 4,548 159 – 4,916 493 0.3
International Allocation, Class S 127,470 3,291 – 117,405 12,775 7.9
Large Cap Growth, Class S 100,939 4,932 – 134,644 8,260 9.0
Large Cap Value, Class S 71,503 1,380 – 66,062 3,208 4.4
Limited Maturity Bond, Class S 7,192 160 – 7,434 587 0.5
Mid Cap Stock, Class S 78,273 2,241 – 83,257 2,969 5.6
Small Cap Stock, Class S 33,530 2,879 – 34,392 1,493 2.3
Total Affiliated Registered Investment
Companies 582,808 684,096 45.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% 165,811 282,096 382,000 65,965 6,596 4.4
Total Affiliated Short-Term Investments 165,811 65,965 4.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,850 230,992 237,122 2,720 2,720 0.2
Total Collateral Held for Securities Loaned 8,850 2,720 0.2
Total Value $757,469 $752,781
*   Non-income producing security.
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity* $– $2,225 $– $–
Core International Equity – (7,769) – 2,192
Core Low Volatility Equity Fund – (3,628) 1,835 1,180
Global Stock, Class S – (3,454) 4,016 649
High Yield, Class S – (339) – 346
Income, Class S – 209 21 139
International Allocation, Class S – (13,356) – 3,291
Large Cap Growth, Class S – 28,773 4,931 –
Large Cap Value, Class S – (6,821) – 1,381
Limited Maturity Bond, Class S – 82 – 160
Mid Cap Stock, Class S – 2,743 1,933 309
Small Cap Stock, Class S – (2,017) 2,720 159
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% (27) 85 1 1,687
Total Income/Non Income Cash from Affiliated Investments $11,493
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 74
Total Affiliated Income from Securities Loaned, Net $74
Total $(27) $(3,267) $15,457
*   Non-income producing security.

Balanced Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
65
Principal
Amount Bank Loans ( 16.1% ) Value
% of
Net
Assets
Basic Materials (0.7%)
Other Securities
^
$ 2,440,101 0.7%
Total 2,440,101
Capital Goods (1.7%)
GFL Environmental, Inc., Term
Loan
$ 821,140 4.000%, (LIBOR 3M +
3.000%), 5/31/2025
a,b
812,698 0.3%
TransDigm , Inc., Term Loan
1,111,600 2.398%, (LIBOR 1M +
2.250%), 12/9/2025
a,b
1,044,070 0.3%
Vertiv Group Corporation,
Term Loan
1,054,700 3.148%, (LIBOR 1M +
3.000%), 3/2/2027
a,b
1,033,870 0.3%
Other Securities
^
2,819,098 0.8%
Total 5,709,736
Communications Services (4.7%)
CenturyLink, Inc., Term Loan
1,124,069 2.398%, (LIBOR 1M +
2.250%), 3/15/2027
a,b
1,080,129 0.3%
Coral-US Co-Borrower, LLC,
Term Loan
1,310,000 2.398%, (LIBOR 1M +
2.250%), 1/31/2028
a,b
1,263,875 0.4%
CSC Holdings, LLC, Term
Loan
1,200,925 2.648%, (LIBOR 1M +
2.500%), 4/15/2027
a,b
1,160,994 0.3%
Radiate Holdco, LLC, Term
Loan
1,125,000 4.250%, (LIBOR 1M +
3.500%), 9/25/2026
a,b
1,104,221 0.3%
Other Securities
^
11,521,764 3.4%
Total 16,130,983
Consumer Cyclical (2.6%)
1011778 B.C., LLC, Term
Loan
1,324,987 1.898%, (LIBOR 1M +
1.750%), 11/19/2026
a,b
1,269,232 0.4%
Golden Entertainment, Inc.,
Term Loan
944,550 3.750%, (LIBOR 1M +
3.000%), 10/20/2024
a,b
910,310 0.3%
LCPR Loan Financing, LLC,
Term Loan
1,010,000 5.148%, (LIBOR 1M +
5.000%), 10/15/2026
a,b
1,008,737 0.3%
Scientific Games International,
Inc., Term Loan
1,630,608 2.898%, (LIBOR 1M +
2.750%), 8/14/2024
a,b
1,513,921 0.4%
Other Securities
^
4,157,913 1.2%
Total 8,860,113
Principal
Amount Bank Loans (16.1%) Value
% of
Net
Assets
Consumer Non-Cyclical (2.6%)
Global Medical Response,
Inc., Term Loan
$ 1,595,000 5.750%, (LIBOR 3M +
4.750%), 10/2/2025
a,b
$ 1,543,657 0.5%
MPH Acquisition Holdings,
LLC, Term Loan
1,122,989 3.750%, (LIBOR 3M +
2.750%), 6/7/2023
a,b
1,107,346 0.3%
Ortho-Clinical Diagnostics SA,
Term Loan
1,187,056 3.390%, (LIBOR 1M +
3.250%), 6/30/2025
a,b
1,145,509 0.3%
Other Securities
^
5,159,590 1.5%
Total 8,956,102
Energy (0.5%)
Other Securities
^
1,670,028 0.5%
Total 1,670,028
Financials (1.2%)
Other Securities
^
4,181,436 1.2%
Total 4,181,436
Technology (1.4%)
Prime Security Services
Borrower, LLC, Term Loan
1,504,800 4.250%, (LIBOR 3M +
3.250%), 9/23/2026
a,b
1,483,868 0.4%
Rackspace Technology
Global, Inc., Term Loan
1,343,084 4.000%, (LIBOR 2M +
3.000%), 11/3/2023
a,b
1,311,360 0.4%
Other Securities
^
1,844,230 0.6%
Total 4,639,458
Transportation (0.2%)
Other Securities
^
843,702 0.2%
Total 843,702
Utilities (0.5%)
Other Securities
^
1,723,310 0.5%
Total 1,723,310
Total Bank Loans
(cost $57,203,353) 55,154,969
Shares Common Stock ( 46.7% ) Value
% of
Net
Assets
Communications Services (3.1%)
1,241 Alphabet, Inc., Class A
c
2,005,592 0.6%
557 Alphabet, Inc., Class C
c
902,902 0.3%
19,541 Comcast Corporation 825,412 0.2%
4,144 Facebook, Inc.
c
1,090,328 0.3%

Balanced Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
66
Shares Common Stock (46.7%) Value
% of
Net
Assets
Communications Services (3.1%) -
continued
17,892 Verizon Communications, Inc. $ 1,019,665 0.3%
Other Securities
^
4,968,363 1.4%
Total 10,812,262
Consumer Discretionary (5.5%)
1,364 Amazon.com, Inc.
c
4,141,308 1.2%
9,098 Aptiv plc 877,866 0.3%
4,495 Home Depot, Inc. 1,198,861 0.4%
6,472 Lowe's Companies, Inc. 1,023,223 0.3%
201 NVR, Inc.
c
794,571 0.2%
Other Securities
^
10,768,590 3.1%
Total 18,804,419
Consumer Staples (2.0%)
7,511 Nestle SA 844,822 0.3%
8,736 Wal-Mart Stores, Inc. 1,212,120 0.4%
Other Securities
^
4,769,357 1.3%
Total 6,826,299
Energy (1.4%)
Other Securities
^
4,743,259 1.4%
Total 4,743,259
Financials (6.6%)
10,558 J.P. Morgan Chase &
Company 1,035,106 0.3%
Other Securities
^
21,643,367 6.3%
Total 22,678,473
Health Care (6.9%)
3,931 Danaher Corporation 902,322 0.3%
11,540 Johnson & Johnson 1,582,249 0.5%
11,652 Medtronic plc 1,171,842 0.3%
12,759 Merck & Company, Inc. 959,604 0.3%
12,611 Novartis AG 982,682 0.3%
3,028 Roche Holding AG 972,992 0.3%
2,088 Thermo Fisher Scientific, Inc. 987,875 0.3%
Other Securities
^
16,056,939 4.6%
Total 23,616,505
Industrials (7.0%)
4,476 United Rentals, Inc.
c
798,026 0.2%
Other Securities
^
23,241,756 6.8%
Total 24,039,782
Information Technology (9.3%)
2,009 Adobe, Inc.
c
898,224 0.3%
15,408 Advanced Micro Devices,
Inc.
c
1,160,068 0.3%
39,865 Apple, Inc. 4,339,704 1.3%
27,484 Cisco Systems, Inc. 986,676 0.3%
4,921 MasterCard, Inc. 1,420,397 0.4%
22,688 Microsoft Corporation 4,593,639 1.3%
Shares Common Stock (46.7%) Value
% of
Net
Assets
Information Technology (9.3%) -
continued
28,715 Nuance Communications,
Inc.
c
$ 916,296 0.3%
1,664 NVIDIA Corporation 834,263 0.2%
8,116 Texas Instruments, Inc. 1,173,492 0.3%
Other Securities
^
15,768,482 4.6%
Total 32,091,241
Materials (2.2%)
Other Securities
^
7,611,074 2.2%
Total 7,611,074
Real Estate (1.9%)
Other Securities
^
6,358,588 1.9%
Total 6,358,588
Utilities (0.8%)
Other Securities
^
2,902,592 0.8%
Total 2,902,592
Total Common Stock
(cost $139,666,098) 160,484,494
Principal
Amount
Long-Term Fixed Income
( 25.3% ) Value
% of
Net
Assets
Asset-Backed Securities (2.1%)
Other Securities
^
7,330,267 2.1%
Total 7,330,267
Basic Materials (0.5%)
Other Securities
^
1,688,014 0.5%
Total 1,688,014
Capital Goods (1.0%)
Other Securities
^
3,312,185 1.0%
Total 3,312,185
Collateralized Mortgage Obligations
(4.4%)
Federal National Mortgage
Association - REMIC
$ 10,700,234 2.500% - 3.000%,
7/25/2027 - 2/25/2033,
Ser. 2012-73, Class DI
d
615,755 0.2%
Other Securities
^
14,514,503 4.2%
Total 15,130,258

Balanced Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
67
Principal
Amount
Long-Term Fixed Income
(25.3%) Value
% of
Net
Assets
Commercial Mortgage-Backed Securities
(0.2%)
Federal National Mortgage
Association - ACES
$ 4,471,754 1.344%, 2/25/2031, Ser.
2019-M21, Class X2
b,d
$ 467,573 0.1%
Other Securities
^
175,000 0.1%
Total 642,573
Communications Services (1.8%)
Other Securities
^
6,038,223 1.8%
Total 6,038,223
Consumer Cyclical (1.7%)
Amazon.com, Inc.
29,000 0.800%, 6/3/2025 29,260 <0.1%
Other Securities
^
5,860,759 1.7%
Total 5,890,019
Consumer Non-Cyclical (1.7%)
Other Securities
^
5,766,866 1.7%
Total 5,766,866
Energy (1.5%)
Other Securities
^
5,006,956 1.5%
Total 5,006,956
Financials (4.7%)
Other Securities
^
16,157,955 4.7%
Total 16,157,955
Foreign Government (<0.1%)
Other Securities
^
36,078 <0.1%
Total 36,078
Mortgage-Backed Securities (3.1%)
Federal National Mortgage
Association
920,213 3.500% - 4.500%,
5/1/2048 - 8/1/2049 978,893 0.3%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
1,100,000 1.500%, 11/1/2035
e
1,122,687 0.3%
1,600,000 2.000%, 12/1/2035
e
1,657,000 0.5%
700,000 2.000%, 11/1/2035
e
725,813 0.2%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
3,050,000 2.000%, 12/1/2050
e
3,137,568 0.9%
1,435,000 2.500%, 12/1/2050
e
1,492,792 0.4%
586,421 4.000%, 7/1/2048 626,173 0.2%
Principal
Amount
Long-Term Fixed Income
(25.3%) Value
% of
Net
Assets
Mortgage-Backed Securities (3.1%) -
continued
Other Securities
^
$ 1,014,709 0.3%
Total 10,755,635
Technology (1.4%)
Apple, Inc.
$ 141,000 1.125% - 3.450%,
5/6/2024 - 5/11/2025 152,596 0.1%
Other Securities
^
4,690,041 1.3%
Total 4,842,637
Transportation (0.4%)
Other Securities
^
1,525,976 0.4%
Total 1,525,976
Utilities (0.8%)
Other Securities
^
2,841,054 0.8%
Total 2,841,054
Total Long-Term Fixed
Income
(cost $85,558,194) 86,964,696
Shares
Registered Investment
Companies ( 7.7% ) Value
% of
Net
Assets
Unaffiliated  (0.6%)
Other Securities
^
2,257,089 0.6%
Total 2,257,089
Affiliated  (7.1%)
2,490,273 Thrivent Core Emerging
Markets Debt Fund 24,429,582 7.1%
Total 24,429,582
Total Registered Investment
Companies (cost
$26,434,959) 26,686,671
Shares Preferred Stock ( 1.4% ) Value
% of
Net
Assets
Communications Services (0.1%)
Other Securities
^
246,321 0.1%
Total 246,321
Consumer Discretionary (<0.1%)
Other Securities
^
15,456 <0.1%
Total 15,456

Balanced Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
68
Balanced Income Plus Fund held restricted securities as of October
31, 2020. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the
Securities Act of 1933. As of October 31, 2020, the value of these investments was $52,788 or 0.0% of total net assets.
Shares Preferred Stock (1.4%) Value
% of
Net
Assets
Consumer Staples (0.1%)
Other Securities
^
$ 290,864 0.1%
Total 290,864
Energy (<0.1%)
Other Securities
^
164,472 <0.1%
Total 164,472
Financials (0.9%)
Other Securities
^
2,914,184 0.9%
Total 2,914,184
Health Care (<0.1%)
Other Securities
^
122,750 <0.1%
Total 122,750
Industrials (0.1%)
Other Securities
^
362,922 0.1%
Total 362,922
Real Estate (0.1%)
Other Securities
^
186,264 0.1%
Total 186,264
Utilities (0.1%)
Other Securities
^
377,744 0.1%
Total 377,744
Total Preferred Stock
(cost $4,580,452) 4,680,977
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
% of
Net
Assets
2,301,889 Thrivent Cash Management
Trust 2,301,889 0.7%
Total Collateral Held for
Securities Loaned
(cost $2,301,889) 2,301,889
Shares or
Principal
Amount
Short-Term Investments
( 6.5% ) Value
% of
Net
Assets
Thrivent Core Short-Term
Reserve Fund
1,917,632 0.290% 19,176,317 5.6%
Other Securities
^
3,099,733 0.9%
Total Short-Term
Investments (cost
$22,262,773) 22,276,050
Total Investments (cost
$338,007,718) 104.4% $358,549,746
Other Assets and Liabilities,
Net (4.4%) (15,139,356)
Total Net Assets 100.0% $343,410,390
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Non-income producing security.
d Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 462,284
Common Stock 1,757,394
Total lending $2,219,678
Gross amount payable upon return of
collateral for securities loaned $2,301,889
Net amounts due to counterparty
$82,211
Definitions:
ACES - Alternative Credit Enhancement Securities
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Balanced Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
69
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $36,602,473
Gross unrealized depreciation (17,346,211)
Net unrealized appreciation (depreciation) $19,256,262
Cost for federal income tax purposes $338,528,451

Balanced Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
70
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,440,101 – 2,132,553 307,548
Capital Goods 5,709,736 – 5,343,804 365,932
Communications Services 16,130,983 – 15,817,078 313,905
Consumer Cyclical 8,860,113 – 8,860,113 –
Consumer Non-Cyclical 8,956,102 – 8,956,102 –
Energy 1,670,028 – 1,670,028 –
Financials 4,181,436 – 3,823,921 357,515
Technology 4,639,458 – 4,639,458 –
Transportation 843,702 – 843,702 –
Utilities 1,723,310 – 1,723,310 –
Common Stock
Communications Services 10,812,262 8,658,780 2,153,482 –
Consumer Discretionary 18,804,419 15,205,491 3,598,928 –
Consumer Staples 6,826,299 4,538,345 2,287,954 –
Energy 4,743,259 3,204,893 1,538,366 –
Financials 22,678,473 16,605,108 6,073,365 –
Health Care 23,616,505 18,407,213 5,209,292 –
Industrials 24,039,782 17,282,569 6,663,282 93,931
Information Technology 32,091,241 28,381,584 3,709,657 –
Materials 7,611,074 3,900,461 3,710,613 –
Real Estate 6,358,588 4,589,802 1,768,786 –
Utilities 2,902,592 2,699,452 203,140 –
Long-Term Fixed Income
Asset-Backed Securities 7,330,267 – 7,330,267 –
Basic Materials 1,688,014 – 1,688,014 –
Capital Goods 3,312,185 – 3,312,185 –
Collateralized Mortgage Obligations 15,130,258 – 15,130,258 –
Commercial Mortgage-Backed Securities 642,573 – 642,573 –
Communications Services 6,038,223 – 6,038,223 –
Consumer Cyclical 5,890,019 – 5,890,019 –
Consumer Non-Cyclical 5,766,866 – 5,766,866 –
Energy 5,006,956 – 5,006,956 –
Financials 16,157,955 – 16,157,955 –
Foreign Government 36,078 – 36,078 –
Mortgage-Backed Securities 10,755,635 – 10,755,635 –
Technology 4,842,637 – 4,842,637 –
Transportation 1,525,976 – 1,525,976 –
Utilities 2,841,054 – 2,841,054 –
Preferred Stock
Communications Services 246,321 246,321 – –
Consumer Discretionary 15,456 15,456 – –
Consumer Staples 290,864 290,864 – –
Energy 164,472 164,472 – –
Financials 2,914,184 2,271,289 642,895 –
Health Care 122,750 122,750 – –
Industrials 362,922 362,922 – –
Real Estate 186,264 186,264 – –
Utilities 377,744 377,744 – –
Registered Investment Companies
Unaffiliated 2,257,089 2,257,089 – –
Short-Term Investments 3,099,733 – 3,099,733 –
Subtotal Investments in Securities $312,641,958 $129,768,869 $181,434,258 $1,438,831
Other Investments  * Total
Affiliated Registered Investment Companies 24,429,582
Affiliated Short-Term Investments 19,176,317
Collateral Held for Securities Loaned 2,301,889
Subtotal Other Investments $45,907,788
Total Investments at Value $358,549,746

Balanced Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
71
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 211,919 211,919 – –
Total Asset Derivatives $211,919 $211,919 $– $–
Liability Derivatives
Futures Contracts 976,952 976,952 – –
Total Liability Derivatives $976,952 $976,952 $– $–
The following table presents Balanced Income Plus Fund's futures contracts held as of October 31, 2020. Investments and/or cash totaling
$2,699,742 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 24 December 2020 $ 3,993,435 ( $ 75,795)
CME Euro Foreign Exchange Currency 18 December 2020 2,658,830 (36,455)
CME Ultra Long Term U.S. Treasury Bond 12 December 2020 2,703,221 (123,221)
Eurex Euro STOXX 50 Index 78 December 2020 3,011,945 (323,919)
ICE mini MSCI EAFE Index 58 December 2020 5,486,082 (312,772)
Total Futures Long Contracts $ 17,853,513 ( $ 872,162)
CBOT 10-Yr. U.S. Treasury Note (6) December 2020 ( $ 836,234) $ 6,921
CBOT 2-Yr. U.S. Treasury Note (13) December 2020 (2,871,132) 163
CBOT 5-Yr. U.S. Treasury Note (14) December 2020 (1,762,757) 4,336
CBOT U.S. Long Bond (35) December 2020 (6,196,463) 160,057
CME E-mini Russell 2000 Index (44) December 2020 (3,365,156) (15,804)
CME E-mini S&P Mid-Cap 400 Index (21) December 2020 (3,891,774) (88,986)
Ultra 10-Yr. U.S. Treasury Note (18) December 2020 (2,871,504) 40,442
Total Futures Short Contracts ( $ 21,795,020) $107,129
Total Futures Contracts ( $ 3,941,507) ($765,033)

Balanced Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
72
nk
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2020, for Balanced Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 211,919
Total Interest Rate Contracts 211,919
Total Asset Derivatives $211,919
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 36,455
Total Foreign Exchange Contracts 36,455
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 817,276
Total Equity Contracts 817,276
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 123,221
Total Interest Rate Contracts 123,221
Total Liability Derivatives $976,952
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2020, for
Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (319,167)
Total Interest Rate Contracts (319,167)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,385,067
Total Equity Contracts 1,385,067
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (75,775)
Total Foreign Exchange Contracts (75,775)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 5,055
Total Credit Contracts 5,055
Total $995,180
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2020, for Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (95,315)
Total Foreign Exchange Contracts (95,315)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (918,116)
Total Equity Contracts (918,116)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 155,252
Total Interest Rate Contracts 155,252
Total ($858,179)

Balanced Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
73
The following table presents Balanced Income Plus Fund's average volume of derivative activity during the period ended October 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $10,605,183
Futures - Short (2,589,296)
Interest Rate Contracts
Futures - Long 5,512,533
Futures - Short (10,315,833)
Foreign Exchange Contracts
Futures - Long 3,285,437
Credit Contracts
Credit Default Swaps - Buy
Protection (6,051)
Credit Default Swaps - Sell
Protection 70
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $26,781 $1,162 $3,550 $24,430 2,490 7.1%
Total Affiliated Registered Investment
Companies 26,781 24,430 7.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% 27,165 151,246 159,242 19,176 1,918 5.6
Total Affiliated Short-Term Investments 27,165 19,176 5.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,333 47,396 47,427 2,302 2,302 0.7
Total Collateral Held for Securities Loaned 2,333 2,302 0.7
Total Value $56,279 $45,908
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $40 $(3) $– $1,163
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% (6) 13 0 253
Total Income/Non Income Cash from Affiliated Investments $1,416
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 16
Total Affiliated Income from Securities Loaned, Net $16
Total $34 $10 $0

Global Stock Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
74
Shares Common Stock ( 81.8% ) Value
% of
Net
Assets
Communications Services (6.1%)
13,658 Alphabet, Inc., Class A
a
$ 22,072,830 1.3%
2,457 Alphabet, Inc., Class C
a
3,982,822 0.2%
793,369 Auto Trader Group plc
b
5,964,911 0.4%
168,213 Comcast Corporation 7,105,317 0.4%
38,390 Facebook, Inc.
a
10,100,793 0.6%
158,897 Verizon Communications, Inc. 9,055,540 0.6%
Other Securities
^
45,325,856 2.6%
Total 103,608,069
Consumer Discretionary (10.9%)
14,418 Amazon.com, Inc.
a
43,775,211 2.6%
89,697 Aptiv plc 8,654,864 0.5%
5,659 Chipotle Mexican Grill, Inc.
a
6,799,175 0.4%
31,106 Home Depot, Inc. 8,296,281 0.5%
46,647 Lowe's Companies, Inc. 7,374,891 0.5%
50,824 NIKE, Inc. 6,102,946 0.4%
Other Securities
^
103,377,634 6.0%
Total 184,381,002
Consumer Staples (3.1%)
101,754 Nestle SA 11,445,080 0.7%
69,628 Wal-Mart Stores, Inc. 9,660,885 0.6%
Other Securities
^
30,379,864 1.8%
Total 51,485,829
Energy (2.3%)
Other Securities
^
39,106,241 2.3%
Total 39,106,241
Financials (11.1%)
47,378 Allianz SE 8,345,825 0.5%
137,766 Charles Schwab Corporation 5,663,560 0.3%
55,699 Euronext NV
b
5,799,447 0.4%
77,402 J.P. Morgan Chase &
Company 7,588,492 0.5%
141,445 Sun Life Financial, Inc. 5,627,861 0.3%
Other Securities
^
153,431,883 9.1%
Total 186,457,068
Health Care (12.4%)
34,267 CSL, Ltd. 6,937,594 0.4%
537,557 GlaxoSmithKline plc 8,976,425 0.5%
54,867 Johnson & Johnson 7,522,814 0.5%
64,862 Medtronic plc 6,523,171 0.4%
96,074 Merck & Company, Inc. 7,225,726 0.4%
169,780 Novartis AG 13,229,697 0.8%
121,241 Novo Nordisk AS 7,731,012 0.5%
40,761 Roche Holding AG 13,097,795 0.8%
23,148 Veeva Systems, Inc.
a
6,251,117 0.4%
42,914 Zoetis, Inc. 6,804,015 0.4%
Other Securities
^
124,180,694 7.3%
Total 208,480,060
Industrials (11.0%)
127,220 Atlas Copco AB, Class A 5,615,643 0.3%
Shares Common Stock (81.8%) Value
% of
Net
Assets
Industrials (11.0%) - continued
103,198 Legrand SA $ 7,629,607 0.5%
320,311 RELX plc 6,338,309 0.4%
72,804 Schneider Electric SE 8,846,130 0.5%
Other Securities
^
157,112,520 9.3%
Total 185,542,209
Information Technology (16.1%)
21,511 Adobe, Inc.
a
9,617,568 0.6%
299,440 Apple, Inc. 32,597,038 1.9%
20,999 ASML Holding NV 7,597,477 0.5%
102,359 CGI, Inc.
a
6,351,436 0.4%
210,172 Cisco Systems, Inc. 7,545,175 0.4%
261,110 Halma plc 8,012,869 0.5%
47,917 MasterCard, Inc. 13,830,763 0.8%
181,528 Microsoft Corporation 36,753,974 2.2%
23,191 NVIDIA Corporation 11,627,040 0.7%
52,695 PayPal Holdings, Inc.
a
9,808,120 0.6%
21,990 ServiceNow , Inc.
a
10,941,564 0.6%
38,688 Square, Inc.
a
5,991,997 0.4%
Other Securities
^
110,277,333 6.5%
Total 270,952,354
Materials (4.5%)
55,853 Koninklijke DSM NV 8,932,399 0.5%
Other Securities
^
66,380,475 4.0%
Total 75,312,874
Real Estate (3.4%)
Other Securities
^
56,910,793 3.4%
Total 56,910,793
Utilities (0.9%)
Other Securities
^
15,159,104 0.9%
Total 15,159,104
Total Common Stock
(cost $1,155,023,453) 1,377,395,603
Shares
Registered Investment
Companies ( 3.8% ) Value
% of
Net
Assets
Unaffiliated  (0.6%)
28,108 SPDR S&P 500 ETF Trust 9,178,386 0.6%
Other Securities
^
336,525 <0.1%
Total 9,514,911

Global Stock Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
75
tt
Shares
Registered Investment
Companies (3.8%) Value
% of
Net
Assets
Affiliated  (3.2%)
5,255,499 Thrivent Core Emerging
Markets Equity Fund
a
$ 54,446,965 3.2%
Total 54,446,965
Total Registered Investment
Companies (cost
$61,317,263) 63,961,876
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
% of
Net
Assets
12,847,965 Thrivent Cash Management
Trust 12,847,965 0.8%
Total Collateral Held for
Securities Loaned
(cost $12,847,965) 12,847,965
Shares or
Principal
Amount
Short-Term Investments
( 14.4% ) Value
% of
Net
Assets
Federal Home Loan Bank
Discount Notes
7,700,000 0.090%, 11/6/2020
c,d
7,699,932 0.5%
6,100,000 0.070%, 11/18/2020
c,d
6,099,783 0.4%
9,200,000 0.070%, 11/19/2020
c,d
9,199,652 0.5%
7,900,000 0.075%, 12/22/2020
c,d
7,899,013 0.5%
17,800,000 0.055% - 0.095%,
11/4/2020 - 1/12/2021
c,d
17,797,912 1.0%
Thrivent Core Short-Term
Reserve Fund
19,447,657 0.290% 194,476,568 11.5%
Total Short-Term
Investments (cost
$243,112,482) 243,172,860
Total Investments (cost
$1,472,301,163) 100.8% $1,697,378,304
Other Assets and Liabilities,
Net (0.8%) (13,044,186)
Total Net Assets 100.0% $1,684,334,118
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $16,707,241 or
1.0% of total net assets.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
October 31, 2020:
Securities Lending Transactions
Common Stock $ 12,125,158
Total lending $12,125,158
Gross amount payable upon return of
collateral for securities loaned $12,847,965
Net amounts due to counterparty
$722,807
Definitions:
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $338,055,653
Gross unrealized depreciation (121,428,248)
Net unrealized appreciation (depreciation) $216,627,405
Cost for federal income tax purposes $1,462,499,100

Global Stock Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
76
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 103,608,069 75,103,442 28,504,627 –
Consumer Discretionary 184,381,002 136,185,874 48,195,128 –
Consumer Staples 51,485,829 20,699,069 30,786,760 –
Energy 39,106,241 18,306,802 20,799,439 –
Financials 186,457,068 105,691,743 80,765,325 –
Health Care 208,480,060 138,148,528 70,331,532 –
Industrials 185,542,209 94,777,054 89,504,288 1,260,867
Information Technology 270,952,354 222,829,389 48,122,965 –
Materials 75,312,874 27,327,426 47,985,448 –
Real Estate 56,910,793 33,268,489 23,642,304 –
Utilities 15,159,104 12,432,504 2,726,600 –
Registered Investment Companies
Unaffiliated 9,514,911 9,514,911 – –
Short-Term Investments 48,696,292 – 48,696,292 –
Subtotal Investments in Securities $1,435,606,806 $894,285,231 $540,060,708 $1,260,867
Other Investments  * Total
Affiliated Short-Term Investments 194,476,568
Affiliated Registered Investment Companies 54,446,965
Collateral Held for Securities Loaned 12,847,965
Subtotal Other Investments $261,771,498
Total Investments at Value $1,697,378,304
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,590,380 2,590,380 – –
Total Asset Derivatives $2,590,380 $2,590,380 $– $–
Liability Derivatives
Futures Contracts 20,842,179 20,842,179 – –
Total Liability Derivatives $20,842,179 $20,842,179 $– $–

Global Stock Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
77
Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of October 31, 2020. Investments and/or cash totaling $48,696,292 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 5 December 2020 $ 372,386 $ 11,814
CME E-mini S&P 500 Index 1,142 December 2020 192,226,568 (5,812,198)
CME E-mini S&P Mid-Cap 400 Index 50 December 2020 9,424,726 53,274
CME Euro Foreign Exchange Currency 567 December 2020 83,753,141 (1,148,328)
Eurex Euro STOXX 50 Index 2,409 December 2020 93,091,288 (10,072,631)
ICE mini MSCI EAFE Index 61 December 2020 5,817,853 (376,958)
ICE US mini MSCI Emerging Markets Index 1,814 December 2020 100,991,386 (1,049,056)
Total Futures Long Contracts $ 485,677,348 ( $ 18,394,083)
CME E-mini Russell 2000 Index (1,460) December 2020 ( $ 109,803,392) ( $ 2,383,008)
ICE mini MSCI EAFE Index (484) December 2020 (45,695,672) 2,525,292
Total Futures Short Contracts ( $ 155,499,064) $142,284
Total Futures Contracts $ 330,178,284 ($18,251,799)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2020, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 2,590,380
Total Equity Contracts 2,590,380
Total Asset Derivatives $2,590,380
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,148,328
Total Foreign Exchange Contracts 1,148,328
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 19,693,851
Total Equity Contracts 19,693,851
Total Liability Derivatives $20,842,179
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2020, for
Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 16,775,767
Total Equity Contracts 16,775,767
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 3,241,427
Total Foreign Exchange Contracts 3,241,427
Total $20,017,194

Global Stock Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
78
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2020, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,600,743)
Total Foreign Exchange Contracts (2,600,743)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (21,238,597)
Total Equity Contracts (21,238,597)
Total ($23,839,340)
The following table presents Global Stock Fund's average volume of derivative activity during the period ended October 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $369,116,013
Futures - Short (170,565,114)
Foreign Exchange Contracts
Futures - Long 110,948,352
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity* $— $52,200 $– $54,447 5,255 3.2%
Total Affiliated Registered Investment
Companies — 54,447 3.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% 232,344 639,658 677,455 194,477 19,448 11.6
Total Affiliated Short-Term Investments 232,344 194,477 11.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,240 155,558 144,950 12,848 12,848 0.8
Total Collateral Held for Securities Loaned 2,240 12,848 0.8
Total Value $234,584 $261,772
*   Non-income producing security.
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity* $– $2,247 $– $–
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% (131) 61 1 2,148
Total Income/Non Income Cash from Affiliated Investments $2,148
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 73
Total Affiliated Income from Securities Loaned, Net $73
Total $(131) $2,308 $1
*   Non-income producing security.

Government Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
79
Principal
Amount Long-Term Fixed Income ( 97.6% ) Value
Asset-Backed Securities (4.4%)
Arkansas Student Loan Authority
$ 490,313
1.150%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 487,357
ECMC Group Student Loan Trust
409,932
1.299%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,b
409,931
Goodgreen
397,902
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
419,185
Nationstar HECM Loan Trust
392,441
1.269%,  9/25/2030, Ser.
2020-1A, Class A1
a,b
392,515
Navient Student Loan Trust
387,384
0.749%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
387,143
118,347
0.899%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,b
118,371
370,623
1.199%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
374,507
500,000
1.046%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
501,648
New Hampshire Higher Education
Loan Corporation
450,000
1.380%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
454,112
Northstar Education Finance, Inc.
151,021
0.849%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
148,101
SLM Student Loan Trust
159,671
0.549%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
153,828
Total 3,846,698
Collateralized Mortgage Obligations (7.2%)
Federal Home Loan Mortgage
Corporation - REMIC
500,000
3.000%,  10/15/2034, Ser.
4369, Class GV 514,977
160,758
2.000%,  1/15/2041, Ser.
4074, Class JA 164,752
529,894
1.750%,  6/15/2042, Ser.
4097, Class QN 539,235
314,558
1.750%,  12/15/2042, Ser.
4141, Class KM 319,225
312,469
3.000%,  5/15/2045, Ser.
4631, Class PA 333,367
323,145
3.000%,  3/15/2047, Ser.
4734, Class JA 340,148
387,051
3.500%,  8/15/2047, Ser.
4860, Class CA 407,719
429,585
2.000%,  9/25/2049, Ser.
4906, Class KE 439,703
Principal
Amount Long-Term Fixed Income (97.6%) Value
Collateralized Mortgage Obligations (7.2%) -
continued
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
$ 317,433
3.000%,  7/25/2046, Ser.
2016-SC01, Class 1A
c
$ 323,251
Federal National Mortgage
Association - REMIC
238,116
2.000%,  11/25/2032, Ser.
2012-123, Class BA 248,510
434,747
3.000%,  11/25/2037, Ser.
2013-88, Class EA 439,685
448,671
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 461,076
345,165
3.250%,  6/25/2043, Ser.
2013-60, Class PT 371,241
377,535
3.000%,  3/25/2046, Ser.
2016-66, Class PA 392,501
205,022
3.000%,  6/25/2046, Ser.
2017-58, Class P 216,518
165,741
3.500%,  12/25/2047, Ser.
2018-41, Class PB 173,452
Seasoned Credit Risk Transfer
Trust
654,127
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
691,703
Total 6,377,063
Commercial Mortgage-Backed Securities (2.5%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
498,102
1.238%,  1/25/2035, Ser.
K-1516, Class A1
c
487,758
357,394
3.000%,  3/15/2045, Ser.
4741, Class GA 369,598
Federal National Mortgage
Association
500,000 3.830%,  10/1/2028 574,454
Federal National Mortgage
Association - ACES
204,283
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
a
205,819
160,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
a
177,898
FRESB Multifamily Mortgage Pass-
Through Trust
394,077
2.950%,  8/25/2027, Ser.
2017-SB40, Class A10F
a,c
413,830
Total 2,229,357
Energy (0.3%)
Petroleos Mexicanos
225,000 2.378%,  4/15/2025 234,946
Total 234,946
Financials (3.0%)
HSBC Bank Canada
250,000 0.950%,  5/14/2023
b
252,656
Korea Development Bank
500,000
0.956%,  (LIBOR 3M +
0.705%), 2/27/2022
a
502,401

Government Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
80
Principal
Amount Long-Term Fixed Income (97.6%) Value
Financials (3.0%) - continued
Nationwide Building Society
$ 250,000 1.700%,  2/13/2023
b
$ 256,871
Private Export Funding
Corporation
1,000,000 2.050%,  11/15/2022 1,035,867
Santander UK plc
300,000 1.625%,  2/12/2023
b
307,893
Westpac Banking Corporation
250,000 2.000%,  1/16/2025
b
263,736
Total 2,619,424
Foreign Government (2.4%)
Development Bank of Japan, Inc.
250,000 2.125%,  9/1/2022
b
257,480
Export Development Canada
500,000 2.500%,  1/24/2023 524,445
Province of British Columbia
Canada
450,000 1.750%,  9/27/2024 472,647
Province of Ontario Canada
250,000 3.400%,  10/17/2023 271,652
Province of Quebec Canada
500,000 2.750%,  4/12/2027 555,949
Total 2,082,173
Mortgage-Backed Securities (31.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
910,006 3.000%,  2/1/2050 971,318
620,504 3.000%,  3/25/2050 649,041
406,492 3.000%,  4/1/2050 425,187
334,909 3.500%,  7/1/2047 354,953
Federal National Mortgage
Association
309,543 3.500%,  10/1/2048 327,121
344,709 3.500%,  8/1/2049 365,530
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,000,000 1.500%,  11/1/2035
d
4,082,500
1,275,000 2.000%,  11/1/2035
d
1,322,016
1,300,000 2.500%,  11/1/2035
d
1,350,654
3,600,000 2.000%,  12/1/2035
d
3,728,250
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,125,000 2.000%,  11/1/2050
d,e
1,159,849
1,500,000 2.500%,  11/1/2050
d,e
1,562,871
500,000 1.500%,  12/1/2050
d
502,051
3,050,000 2.000%,  12/1/2050
d
3,137,568
6,125,000 2.500%,  12/1/2050
d
6,371,675
365,312 4.000%,  7/1/2048 390,075
Seasoned Credit Risk Transfer
Trust
575,403
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
604,522
480,384
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
488,314
Total 27,793,495
Principal
Amount Long-Term Fixed Income (97.6%) Value
U.S. Government & Agencies (46.2%)
Federal Farm Credit Bank
$ 500,000 2.210%,  8/1/2024 $ 535,228
Federal Home Loan Bank
500,000 3.250%,  11/16/2028 592,863
Federal Home Loan Mortgage
Corporation
500,000 0.250%,  8/24/2023 500,052
Federal National Mortgage
Association
500,000 0.750%,  10/8/2027 496,488
375,000 0.875%,  8/5/2030 364,358
Tennessee Valley Authority
385,000 5.250%,  9/15/2039 577,198
U.S. Treasury Bonds
390,000 1.375%,  8/15/2050 363,553
325,000 2.250%,  11/15/2027 360,877
115,000 5.500%,  8/15/2028 157,033
4,785,000 2.625%,  2/15/2029 5,501,815
4,370,000 1.500%,  2/15/2030 4,631,517
500,000 4.750%,  2/15/2037 766,875
120,000 1.125%,  5/15/2040 114,019
625,000 3.000%,  5/15/2042 804,565
2,205,000 2.500%,  5/15/2046 2,629,032
2,510,000 2.875%,  5/15/2049 3,231,625
U.S. Treasury Bonds, TIPS
526,810 0.500%,  1/15/2028 584,800
366,058 0.875%,  2/15/2047 473,754
U.S. Treasury Notes
150,000 1.125%,  2/28/2022 151,969
675,000 1.375%,  2/15/2023 693,510
675,000 2.500%,  1/31/2024 724,729
3,500,000 2.125%,  11/30/2024 3,758,535
3,150,000 2.875%,  7/31/2025 3,521,602
500,000 0.250%,  8/31/2025 497,148
1,125,000 2.625%,  1/31/2026 1,253,672
250,000 1.750%,  12/31/2026 268,203
5,500,000 0.500%,  4/30/2027 5,467,344
U.S. Treasury Notes, TIPS
1,367,509 0.125%,  10/15/2024 1,441,307
200,326 0.125%,  10/15/2025 213,911
Total 40,677,582
Total Long-Term Fixed Income
(cost $82,335,405) 85,860,738
Shares or
Principal
Amount Short-Term Investments ( 28.3% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.070%, 11/18/2020
f,g
199,993
Thrivent Core Short-Term Reserve
Fund
2,470,561 0.290% 24,705,616
Total Short-Term Investments
(cost $24,905,906) 24,905,609

Government Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
81
Shares or
Principal
Amount Short-Term Investments (28.3%) Value
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Bond
Futures
9 $137.50, expires 12/24/2020 $ 7,031
Total Options Purchased
(cost $3,740) 7,031
Total Investments (cost
$107,245,051) 125.9% $110,773,378
Other Assets and Liabilities, Net
(25.9%) (22,792,158)
Total Net Assets 100.0% $87,981,220
a Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $4,090,037 or
4.6% of total net assets.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e All or a portion of the security was earmarked to cover
written options.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ACES - Alternative Credit Enhancement Securities
FNMA - Federal National Mortgage Association
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $2,732,144
Gross unrealized depreciation (315,810)
Net unrealized appreciation (depreciation) $2,416,334
Cost for federal income tax purposes $108,362,537
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 3,846,698 – 3,846,698 –
Collateralized Mortgage Obligations 6,377,063 – 6,377,063 –
Commercial Mortgage-Backed Securities 2,229,357 – 2,229,357 –
Energy 234,946 – 234,946 –
Financials 2,619,424 – 2,619,424 –
Foreign Government 2,082,173 – 2,082,173 –
Mortgage-Backed Securities 27,793,495 – 27,793,495 –
U.S. Government & Agencies 40,677,582 – 40,677,582 –
Short-Term Investments 199,993 – 199,993 –
Options Purchased 7,031 7,031 – –
Subtotal Investments in Securities $86,067,762 $7,031 $86,060,731 $–
Other Investments  * Total
Affiliated Short-Term Investments 24,705,616
Subtotal Other Investments $24,705,616
Total Investments at Value $110,773,378
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Government Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
82
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Counterparty:
MSC
-
Morgan Stanley & Company
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 122,833 122,833 – –
Total Asset Derivatives $122,833 $122,833 $– $–
Liability Derivatives
Futures Contracts 120,458 120,458 – –
Call Options Written 3,325 – – 3,325
Total Liability Derivatives $123,783 $120,458 $– $3,325
The following table presents Government Bond Fund's futures contracts held as of October 31, 2020. Investments and/or cash totaling $199,993 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 28 December 2020 $ 6,185,461 ( $ 1,836)
CBOT 5-Yr. U.S. Treasury Note 14 December 2020 1,762,841 (4,419)
CBOT U.S. Long Bond 11 December 2020 1,954,713 (57,557)
CME Ultra Long Term U.S. Treasury Bond 7 December 2020 1,561,646 (56,646)
Total Futures Long Contracts $ 11,464,661 ( $ 120,458)
CBOT 10-Yr. U.S. Treasury Note (50) December 2020 ( $ 6,968,614) $ 57,676
Ultra 10-Yr. U.S. Treasury Note (29) December 2020 (4,626,313) 65,157
Total Futures Short Contracts ( $ 11,594,927) $122,833
Total Futures Contracts ( $ 130,266) $2,375
The following table presents Government Bond Fund's options contracts held as of October 31, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Bond
Futures MSC 9.00 $137.50
December
2020 1,240,453 $ 7,031 $ 3,291
Total Options Purchased Contracts $7,031 $3,291
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (0.73) $ 102.78
November
2020 (747,458) ( $ 3,231) $ 1,074
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (0.75) 104.64
November
2020 (781,436) (94) 2,044
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($3,325) $3,118
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Government Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
83
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2020, for Government Bond
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 122,833
Options Written Net Assets - Distributable earnings/(accumulated loss) 3,118
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 3,291
Total Interest Rate Contracts 129,242
Total Asset Derivatives $129,242
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 120,458
Total Interest Rate Contracts 120,458
Total Liability Derivatives $120,458
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2020, for
Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 3,078
Futures Net realized gains/(losses) on Futures contracts (158,869)
Total Interest Rate Contracts (155,791)
Total ($155,791)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2020, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 3,118
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (32,426)
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments 3,291
Total Interest Rate Contracts (26,017)
Total ($26,017)
The following table presents Government Bond Fund's average volume of derivative activity during the period ended October 31, 2020.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $11,701,554
Futures - Short (10,168,345)
Options Purchased 61,225
Options Written (549,643)

Government Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
84
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $10,260 $49,970 $35,512 $24,706 2,471 28.1%
Total Affiliated Short-Term Investments 10,260 24,706 28.1
Total Value $10,260 $24,706
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $(12) $0 $0 $154
Total Income/Non Income Cash from Affiliated Investments $154
Total $(12) $0 $0

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
85
Principal
Amount Long-Term Fixed Income ( 99.7% ) Value
Arizona (2.6%)
Arizona Industrial Development
Auth. Economic Development
Rev. (Legacy Cares, Inc.)
$ 250,000 7.750%, 7/1/2050, Ser. A
a
$ 251,138
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada- Pebble
Campus)
200,000 5.000%, 7/15/2050, Ser. A
a
215,786
Total 466,924
California (5.9%)
California County Tobacco
Securitization Agency (Los
Angeles County Securitization
Corporation)
250,000 4.000%, 6/1/2049, Ser. A 277,932
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
250,000 4.000%, 7/15/2029, AMT 248,355
California Municipal Finance Auth.
Rev. (LINXS APM)
225,000
5.000%, 12/31/2043, Ser. A,
AMT 256,320
California Pollution Control
Financing Auth. Rev. Refg .
(San Diego County Water Auth.
Desalination)
250,000 5.000%, 7/1/2039
a
288,098
Total 1,070,705
Colorado (6.2%)
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg . (Union Colony School)
225,000 5.000%, 4/1/2048 258,557
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 242,192
Colorado State Health Fac.
Auth. Hospital Rev. Refg .
( Commonspirit Health Obligated
Group)
350,000 4.000%, 8/1/2049, Ser. A-2 376,733
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 247,328
Total 1,124,810
Connecticut (1.4%)
Connecticut State Health and
Educational Fac. Auth. Rev.
(McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
a
264,305
Total 264,305
Principal
Amount Long-Term Fixed Income (99.7%) Value
Delaware (1.2%)
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
$ 230,000 5.000%, 7/1/2040, Ser. A $ 222,438
Total 222,438
Florida (5.5%)
Florida State Higher Educational
Fac. Financing Auth. Rev.
(Ringling College)
300,000 5.000%, 3/1/2049 318,132
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
250,000 5.000%, 10/1/2047, Ser. A 299,377
Osceola County, FL Transportation
Rev. Refg .
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 135,966
Polk County, FL Industrial
Development Auth. Rev. (Mineral
Development, LLC)
250,000 5.875%, 1/1/2033, AMT 250,215
Total 1,003,690
Georgia (4.4%)
DeKalb County, GA Housing Auth.
Senior Living Rev. Refg . (Baptist
Retirement Communities of
Georgia, Inc. and Clairmont
Crest, Inc.)
250,000 5.125%, 1/1/2049, Ser. A
a
192,907
Main Street Natural Gas, Inc. Rev.
250,000 5.000%, 5/15/2028, Ser. A 306,210
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 295,473
Total 794,590
Illinois (5.4%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 254,203
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 145,598
Illinois State G.O.
235,000 5.000%, 12/1/2025, Ser. B 256,347
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
b
68,800
Metropolitan Pier and Exposition
Auth., IL Rev. Refg . (McCormick
Place Expansion) (NATL-RE
Insured)
220,000 5.500%, 6/15/2029, Ser. A
b
252,487
Total 977,435

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
86
Principal
Amount Long-Term Fixed Income (99.7%) Value
Iowa (1.8%)
Iowa Finance Auth. Rev. ( Lifespace
Communities, Inc.)
$ 150,000 5.000%, 5/15/2032, Ser. A $ 162,562
150,000 5.000%, 5/15/2043, Ser. A 159,434
Total 321,996
Maryland (2.4%)
Maryland Economic Development
Corporation Rev. (Seagirt Marine
Terminal)
200,000
5.000%, 6/1/2044, Ser. A,
AMT 214,972
Prince George's County, MD (West
Phalia Town Center)
200,000 5.000%, 7/1/2030
a
216,358
Total 431,330
Michigan (3.6%)
Downriver Utility Wastewater Auth.
Rev. Refg . (AGM Insured)
225,000 5.000%, 4/1/2031
b
281,727
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 117,592
Michigan Strategic Rev.
225,000 5.000%, 12/31/2043, AMT 256,565
Total 655,884
Minnesota (2.7%)
Deephaven , MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 270,185
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 214,326
Total 484,511
Missouri (3.3%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
200,000
5.000%, 3/1/2046, Ser. B,
AMT 230,028
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg . (John Knox
Village)
140,000 5.000%, 8/15/2042, Ser. A 143,251
Missouri Health and Educational
Fac. Auth. Rev. (Maryville
University of St. Louis)
200,000 5.000%, 6/15/2045, Ser. A 230,216
Total 603,495
Principal
Amount Long-Term Fixed Income (99.7%) Value
Montana (1.4%)
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
$ 250,000 4.000%, 7/1/2050, Ser. A $ 258,442
Total 258,442
Nebraska (1.4%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital Obligated
Group)
225,000 5.000%, 11/15/2047 259,515
Total 259,515
Nevada (1.4%)
Carson City, NV Hospital Rev. Refg .
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 255,973
Total 255,973
New Hampshire (1.9%)
New Hampshire Health and
Education Fac. Auth. Rev.
250,000 5.000%, 8/1/2059, Ser. A 354,697
Total 354,697
New Jersey (4.6%)
Gloucester County, NJ Pollution
Control Financing Auth. Rev.
Refg .
100,000 0.050%, 1/1/2022
c
100,000
New Jersey Economic
Development Auth. Rev. (White
Horse Urban Renewal, LLC)
150,000 5.000%, 1/1/2040
a
142,128
New Jersey Transportation Trust
Fund Auth. Rev.
225,000 5.000%, 6/15/2045, Ser. AA 241,711
Tobacco Settlement Financing
Corporation Rev. Refg .
300,000 5.250%, 6/1/2046, Ser. A 350,991
Total 834,830
New York (6.7%)
Metropolitan Transportation Auth.
NY Rev.
250,000
5.000%, 11/15/2045, Ser.
A-2
c
273,175
New York City Transitional Finance
Auth. Future Tax Secured Rev.
200,000 4.000%, 11/1/2045, Ser. D
d
226,774
New York City Trust for Cultural
Resources Rev. Refg . (Carnegie
Hall)
200,000 5.000%, 12/1/2039 239,060
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
225,000 5.000%, 1/1/2036, AMT 240,167

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
87
Principal
Amount Long-Term Fixed Income (99.7%) Value
New York (6.7%) - continued
New York, NY G.O.
$ 240,000 0.140%, 4/1/2035, Ser. L
c
$ 240,000
Total 1,219,176
North Dakota (1.4%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
225,000 5.000%, 4/1/2048, Ser. A 263,655
Total 263,655
Ohio (3.3%)
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg .
200,000 5.000%, 6/1/2055, Ser. B-2 213,970
Franklin County, OH Convention
Fac. Auth. Rev. (Greater
Columbus Convention Center
Hotel)
275,000 5.000%, 12/1/2051 275,223
Ohio Higher Educational Fac.
Commission Rev. Refg .
(University of Findlay)
100,000 5.000%, 3/1/2034 103,364
Total 592,557
Pennsylvania (6.4%)
Lancaster County, PA Hospital
Auth. Rev. Refg . (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 257,710
Pennsylvania Economic
Development Financial Auth.
Solid Waste Disposal Rev.
( CarbonLite P, LLC)
250,000 5.750%, 6/1/2036, AMT
a
243,470
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
200,000
Zero Coupon, 12/1/2041, Ser.
A-3
b
116,682
Pennsylvania Turnpike Commission
Rev. Refg .
225,000 5.000%, 12/1/2032 284,922
Philadelphia, PA Auth. for Industrial
Development Rev. (Cathedral
Village)
250,000 5.000%, 4/1/2039 257,365
Total 1,160,149
Puerto Rico (2.3%)
Puerto Rico Sales Tax Financing
Corporation Rev.
398,000 4.550%, 7/1/2040, Ser. A-1 414,246
Total 414,246
South Carolina (2.0%)
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 216,938
Principal
Amount Long-Term Fixed Income (99.7%) Value
South Carolina (2.0%) - continued
South Carolina Jobs Economic
Development Auth. Rev.
(Woodlands at Furman)
$ 155,000 5.000%, 11/15/2054, Ser. A $ 156,950
Total 373,888
Tennessee (1.8%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg . ( Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 332,823
Total 332,823
Texas (11.5%)
Central Texas Regional Mobility
Auth. Rev.
300,000 5.000%, 1/1/2040, Ser. A 338,190
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
250,000 5.000%, 1/1/2033, Ser. A 256,887
Irving, TX Rev. Refg .
300,000 5.000%, 8/15/2043 312,042
Port Freeport, TX Senior Lien Rev.
300,000
5.000%, 6/1/2049, Ser. A,
AMT 358,149
Port of Beaumont, TX Navigation
District Fac. Rev. Refg . (Dock
and Wharf Jefferson Gulf Coast
Energy)
250,000
4.000%, 1/1/2050, Ser. A,
AMT
a
249,563
Tarrant County Cultural Education
Fac. Finance Corporation Rev.
Refg . (Trinity Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 244,546
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 341,028
Total 2,100,405
Utah (1.5%)
Salt Lake City, UT Airport Rev.
225,000
5.000%, 7/1/2036, Ser. A,
AMT 266,857
Total 266,857
Virginia (2.9%)
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings Opco , LLC)
250,000 5.000%, 1/1/2027, AMT 262,542
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 257,582
Total 520,124

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
88
Principal
Amount Long-Term Fixed Income (99.7%) Value
Wisconsin (2.8%)
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
$ 250,000 5.125%, 10/1/2048 $ 256,363
Wisconsin Health & Educational
Fac. Auth. Rev. Refg .
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 253,140
Total 509,503
Total Long-Term Fixed Income
(cost $17,847,861) 18,138,953
Principal
Amount Short-Term Investments ( 0.5% )
e
Value
Federal Home Loan Bank Discount
Notes
100,000 0.055%, 12/8/2020
f
99,991
Total Short-Term Investments
(cost $99,994) 99,991
Total Investments
(cost $17,947,855) 100.2% $18,238,944
Other Assets and Liabilities,
Net -0.2% (39,416)
Total Net Assets 100.0% $18,199,528
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $2,063,753 or
11.3% of total net assets.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
Fac. - Facility/Facilities
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Refg . - Refunding
Rev. - Revenue
Ser. - Series
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $591,701
Gross unrealized depreciation (338,894)
Net unrealized appreciation (depreciation) $252,807
Cost for federal income tax purposes $18,012,685

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
89
Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 2,510,018 – 2,510,018 –
Electric Revenue 295,473 – 295,473 –
General Obligation 750,550 – 750,550 –
Health Care 4,452,860 – 4,452,860 –
Housing Finance 504,949 – 504,949 –
Industrial Development Revenue 737,608 – 737,608 –
Other Revenue 2,532,496 – 2,532,496 –
Tax Revenue 1,453,888 – 1,453,888 –
Transportation 4,087,816 – 4,087,816 –
Water & Sewer 813,295 – 813,295 –
Short-Term Investments 99,991 – 99,991 –
Total Investments at Value $18,238,944 $– $18,238,944 $–
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 26,548 26,548 – –
Total Asset Derivatives $26,548 $26,548 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of October 31, 2020. Investments and/or cash totaling
$99,991 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (5) December 2020 ( $ 888,892) $ 26,548
Total Futures Short Contracts ( $ 888,892) $26,548
Total Futures Contracts ( $ 888,892) $26,548
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2020, for High Income Municipal
Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 26,548
Total Interest Rate Contracts 26,548
Total Asset Derivatives $26,548
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
90
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2020, for
High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (119,206)
Total Interest Rate Contracts (119,206)
Total ($119,206)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2020, for High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 3,657
Total Interest Rate Contracts 3,657
Total $3,657
The following table presents High Income Municipal Bond Fund's average volume of derivative activity during the period ended October 31,
2020.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($986,889)

High Yield Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
91
Principal
Amount Bank Loans ( 2.9% ) Value
% of
Net
Assets
Capital Goods (0.9%)
Navistar, Inc., Term Loan
$ 3,673,889 3.650%, (LIBOR 1M +
3.500%), 11/6/2024
a,b
$ 3,632,558 0.4%
Other Securities
^
3,870,154 0.5%
Total 7,502,712
Consumer Cyclical (0.9%)
Other Securities
^
7,273,609 0.9%
Total 7,273,609
Consumer Non-Cyclical (0.6%)
Other Securities
^
4,883,898 0.6%
Total 4,883,898
Energy (0.1%)
Other Securities
^
678,844 0.1%
Total 678,844
Technology (0.4%)
Other Securities
^
2,851,030 0.4%
Total 2,851,030
Total Bank Loans
(cost $23,960,942) 23,190,093
Principal
Amount
Long-Term Fixed Income
( 91.8% ) Value
% of
Net
Assets
Basic Materials (6.2%)
Cleveland-Cliffs, Inc.
3,745,000 5.750%, 3/1/2025
c
3,618,606 0.4%
First Quantum Minerals, Ltd.
3,955,000 7.250%, 4/1/2023
d
3,974,775 0.5%
Freeport-McMoRan, Inc.
3,310,000 4.250%, 3/1/2030 3,477,552 0.4%
Other Securities
^
39,193,445 4.9%
Total 50,264,378
Capital Goods (10.0%)
Ardagh Packaging Finance
plc
5,005,000 5.250%, 8/15/2027
d
5,153,699 0.6%
TransDigm , Inc.
4,255,000 6.250%, 3/15/2026
d
4,435,838 0.6%
United Rentals North America,
Inc.
3,960,000 5.875%, 9/15/2026 4,167,405 0.5%
Other Securities
^
66,864,721 8.3%
Total 80,621,663
Communications Services (16.6%)
CCO Holdings, LLC
3,250,000 5.375%, 6/1/2029
d
3,518,125 0.4%
Principal
Amount
Long-Term Fixed Income
(91.8%) Value
% of
Net
Assets
Communications Services (16.6%) -
continued
$ 3,760,000 4.750%, 3/1/2030
d
$ 3,954,956 0.5%
4,605,000 4.500%, 8/15/2030
d
4,783,444 0.6%
2,000,000 4.250%, 2/1/2031
d
2,045,000 0.3%
CCOH Safari, LLC
5,095,000 5.750%, 2/15/2026
d
5,281,783 0.7%
CSC Holdings, LLC
5,210,000 6.500%, 2/1/2029
d
5,780,599 0.7%
5,500,000 4.625%, 12/1/2030
d
5,498,515 0.7%
1,800,000 4.125%, 12/1/2030
d
1,830,204 0.2%
Embarq Corporation
4,975,000 7.995%, 6/1/2036 5,833,187 0.7%
LCPR Senior Secured
Financing DAC
3,700,000 6.750%, 10/15/2027
d
3,931,250 0.5%
Level 3 Financing, Inc.
5,080,000 5.375%, 5/1/2025 5,224,729 0.6%
1,600,000 5.250%, 3/15/2026 1,651,840 0.2%
SFR Group SA
2,450,000 7.375%, 5/1/2026
d
2,557,188 0.3%
Sirius XM Radio, Inc.
4,885,000 4.125%, 7/1/2030
d
5,021,829 0.6%
5,640,000 4.625% - 5.500%,
7/15/2024 - 7/1/2029
d
5,955,658 0.7%
Sprint Capital Corporation
3,660,000 6.875% - 8.750%,
11/15/2028 - 3/15/2032 5,022,095 0.6%
Sprint Corporation
7,760,000 7.625%, 2/15/2025 9,156,801 1.1%
1,960,000 7.125%, 6/15/2024 2,254,392 0.3%
Univision Communications,
Inc.
4,380,000 6.625%, 6/1/2027
d
4,429,275 0.6%
YPSO Finance BIS SA
2,540,000 10.500%, 5/15/2027
d
2,800,350 0.3%
Ziggo Bond Company BV
1,680,000 5.125%, 2/28/2030
d
1,726,200 0.2%
Ziggo BV
3,415,000 5.500%, 1/15/2027
d
3,543,063 0.5%
3,280,000 4.875%, 1/15/2030
d
3,400,950 0.4%
Other Securities
^
38,552,377 4.9%
Total 133,753,810
Consumer Cyclical (17.0%)
1011778 B.C., ULC
3,510,000 4.375%, 1/15/2028
d
3,553,875 0.4%
Allison Transmission, Inc.
3,680,000 5.000%, 10/1/2024
d
3,712,936 0.5%
Colt Merger Sub, Inc.
4,890,000 6.250%, 7/1/2025
d
5,020,783 0.6%
Dana Financing Luxembourg
SARL
3,575,000 6.500%, 6/1/2026
d
3,709,062 0.5%
Ford Motor Company
5,360,000 7.450%, 7/16/2031 6,385,100 0.8%
1,000,000 9.625%, 4/22/2030
c
1,342,500 0.2%

High Yield Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
92
Principal
Amount
Long-Term Fixed Income
(91.8%) Value
% of
Net
Assets
Consumer Cyclical (17.0%) - continued
Ford Motor Credit Company,
LLC
$ 6,835,000 5.125%, 6/16/2025 $ 7,124,052 0.9%
2,490,000 4.134%, 8/4/2025 2,473,342 0.3%
Hanesbrands, Inc.
3,805,000 4.875%, 5/15/2026
d
4,115,222 0.5%
Herc Holdings, Inc.
4,680,000 5.500%, 7/15/2027
d
4,811,625 0.6%
Lennar Corporation
3,035,000 4.750%, 11/29/2027 3,467,487 0.4%
Levi Strauss & Company
4,200,000 5.000%, 5/1/2025 4,305,000 0.5%
Mattamy Group Corporation
3,515,000 5.250%, 12/15/2027
d
3,717,112 0.5%
Prime Security Services
Borrower, LLC
4,530,000 5.750%, 4/15/2026
d
4,824,450 0.6%
3,780,000 3.375% - 6.250%,
8/31/2027 - 1/15/2028
d
3,695,454 0.4%
Other Securities
^
74,930,440 9.3%
Total 137,188,440
Consumer Non-Cyclical (14.1%)
Albertson's Companies, Inc.
4,230,000 5.875%, 2/15/2028
d
4,473,225 0.6%
5,890,000 3.500% - 7.500%,
3/15/2026 - 3/15/2029
d
6,038,565 0.7%
Bausch Health Companies,
Inc.
5,885,000 5.000% - 7.250%,
1/30/2028 - 1/30/2030
d
5,987,235 0.7%
Centene Corporation
7,315,000 3.375% - 5.375%,
6/1/2026 - 2/15/2030 7,729,959 1.0%
DaVita, Inc.
3,910,000 4.625%, 6/1/2030
d
3,977,037 0.5%
Energizer Holdings, Inc.
3,560,000 4.750%, 6/15/2028
d
3,663,667 0.5%
HCA, Inc.
3,495,000 5.375%, 2/1/2025 3,870,118 0.5%
Herbalife Nutrition, Ltd.
3,420,000 7.875%, 9/1/2025
d
3,626,226 0.5%
JBS Investments II GmbH
2,440,000 5.750%, 1/15/2028
d
2,563,525 0.3%
JBS USA, LLC
2,960,000 5.500%, 1/15/2030
d
3,219,000 0.4%
Pilgrim's Pride Corporation
2,985,000 5.750%, 3/15/2025
d
3,055,894 0.4%
Tenet Healthcare Corporation
7,470,000 4.875%, 1/1/2026
d
7,577,797 0.9%
3,960,000 5.125%, 11/1/2027
d
4,077,612 0.5%
VRX Escrow Corporation
3,075,000 6.125%, 4/15/2025
d
3,161,100 0.4%
Other Securities
^
50,728,579 6.2%
Total 113,749,539
Principal
Amount
Long-Term Fixed Income
(91.8%) Value
% of
Net
Assets
Energy (9.8%)
Buckeye Partners, LP
$ 3,735,000 4.125%, 12/1/2027 $ 3,510,900 0.4%
Cheniere Energy Partners, LP
5,515,000 4.500%, 10/1/2029 5,622,653 0.7%
2,655,000 5.625%, 10/1/2026 2,721,375 0.3%
Enagas SA
3,810,000 5.500%, 1/15/2028
d
3,501,352 0.4%
Occidental Petroleum
Corporation
16,202,000 2.700% - 8.875%,
8/15/2022 - 4/15/2046
c
13,268,393 1.6%
Other Securities
^
50,592,549 6.4%
Total 79,217,222
Financials (7.7%)
Ally Financial, Inc.
3,900,000 5.750%, 11/20/2025 4,431,986 0.5%
Icahn Enterprises, LP
7,975,000 4.750% - 6.250%,
9/15/2024 - 5/15/2027 8,215,832 1.0%
Park Aerospace Holdings,
Ltd.
3,915,000 4.500%, 3/15/2023
d
3,953,958 0.5%
Synchrony Financial
3,920,000 3.950%, 12/1/2027 4,272,047 0.5%
Other Securities
^
41,630,441 5.2%
Total 62,504,264
Foreign Government (0.1%)
Other Securities
^
1,049,725 0.1%
Total 1,049,725
Technology (5.4%)
Iron Mountain, Inc.
3,455,000 5.250%, 3/15/2028
d
3,541,375 0.4%
NCR Corporation
3,960,000 5.750%, 9/1/2027
d
4,081,275 0.5%
SS&C Technologies, Inc.
3,990,000 5.500%, 9/30/2027
d
4,240,692 0.5%
Other Securities
^
31,803,894 4.0%
Total 43,667,236
Transportation (1.9%)
Other Securities
^
15,708,287 1.9%
Total 15,708,287
Utilities (3.0%)
Calpine Corporation
4,145,000 4.500%, 2/15/2028
d
4,217,537 0.5%
NextEra Energy Operating
Partners, LP
5,010,000 3.875%, 10/15/2026
d
5,187,078 0.6%

High Yield Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
93
High Yield Fund held restricted securities as of October 31,
2020. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the
Securities Act of 1933. As of October 31, 2020, the value of these investments was $30,785 or 0.0% of total net assets.
Principal
Amount
Long-Term Fixed Income
(91.8%) Value
% of
Net
Assets
Utilities (3.0%) - continued
Other Securities
^
$ 15,124,669 1.9%
Total 24,529,284
Total Long-Term Fixed
Income
(cost $741,407,746) 742,253,848
Shares
Collateral Held for Securities
Loaned ( 2.6% ) Value
% of
Net
Assets
21,074,937 Thrivent Cash Management
Trust 21,074,937 2.6%
Total Collateral Held for
Securities Loaned
(cost $21,074,937) 21,074,937
Shares Preferred Stock ( 0.8% ) Value
% of
Net
Assets
Financials (0.8%)
Other Securities
^
6,412,928 0.8%
Total 6,412,928
Total Preferred Stock
(cost $6,075,831) 6,412,928
Shares Common Stock ( 0.1% ) Value
% of
Net
Assets
Communications Services (0.1%)
Other Securities
^
637,472 0.1%
Total 637,472
Energy (<0.1%)
Other Securities
^
74,038 <0.1%
Total 74,038
Total Common Stock
(cost $895,563) 711,510
Shares or
Principal
Amount
Short-Term Investments
( 3.6% ) Value
% of
Net
Assets
Thrivent Core Short-Term
Reserve Fund
2,817,469 0.290% 28,174,693 3.5%
Other Securities
^
799,965 0.1%
Total Short-Term
Investments (cost
$28,952,869) 28,974,658
Total Investments (cost
$822,367,888) 101.8% $822,617,974
Other Assets and Liabilities,
Net (1.8%) (14,375,358)
Total Net Assets 100.0% $808,242,616
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is on loan.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $482,898,375 or
59.7% of total net assets.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 16,312,983
Common Stock 61,640
Total lending $16,374,623
Gross amount payable upon return of
collateral for securities loaned $21,074,937
Net amounts due to counterparty
$4,700,314
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $26,895,263
Gross unrealized depreciation (27,359,547)
Net unrealized appreciation (depreciation) ($464,284)
Cost for federal income tax purposes $823,126,898

High Yield Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
94
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 7,502,712 – 7,502,712 –
Consumer Cyclical 7,273,609 – 7,273,609 –
Consumer Non-Cyclical 4,883,898 – 4,883,898 –
Energy 678,844 – 678,844 –
Technology 2,851,030 – 2,851,030 –
Long-Term Fixed Income
Basic Materials 50,264,378 – 50,264,378 –
Capital Goods 80,621,663 – 80,621,663 –
Communications Services 133,753,810 – 133,753,810 –
Consumer Cyclical 137,188,440 – 137,188,440 –
Consumer Non-Cyclical 113,749,539 – 113,749,539 –
Energy 79,217,222 – 79,217,219 3
Financials 62,504,264 – 62,504,264 –
Foreign Government 1,049,725 – 1,049,725 –
Technology 43,667,236 – 43,667,236 –
Transportation 15,708,287 – 15,708,287 –
Utilities 24,529,284 – 24,529,284 –
Preferred Stock
Financials 6,412,928 6,412,928 – –
Common Stock
Communications Services 637,472 – – 637,472
Energy 74,038 68,379 – 5,659
Short-Term Investments 799,965 – 799,965 –
Subtotal Investments in Securities $773,368,344 $6,481,307 $766,243,903 $643,134
Other Investments  * Total
Affiliated Short-Term Investments 28,174,693
Collateral Held for Securities Loaned 21,074,937
Subtotal Other Investments $49,249,630
Total Investments at Value $822,617,974
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Credit Default Swaps 44,640 – 44,640 –
Total Asset Derivatives $44,640 $– $44,640 $–
Liability Derivatives
Total Liability Derivatives $– $– $– $–

High Yield Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
95
The following table presents High Yield Fund's swaps contracts held as of October 31, 2020. Investments totaling $799,965 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 35, 5 Year, at 5.00%, Quarterly Buy 12/20/2025 $ 9,700,000 $ – $ 44,640 $ 44,640
Total Credit Default Swaps $– $44,640 $44,640
1 As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2020, for High Yield Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) $ 44,640
Total Credit Contracts 44,640
Total Asset Derivatives $44,640
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2020, for
High Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 146,468
Total Credit Contracts 146,468
Total $146,468

High Yield Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
96
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2020, for High Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 44,640
Total Credit Contracts 44,640
Total $44,640
The following table presents High Yield Fund's average volume of derivative activity during the period ended October 31, 2020.
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Buy
Protection ($79,565)
Credit Default Swaps - Sell
Protection (63,587)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $27,177 $306,028 $304,980 $28,175 2,817 3.5%
Total Affiliated Short-Term Investments 27,177 28,175 3.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   23,248 113,395 115,568 21,075 21,075 2.6
Total Collateral Held for Securities Loaned 23,248 21,075 2.6
Total Value $50,425 $49,250
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $(72) $22 $0 $406
Total Income/Non Income Cash from Affiliated Investments $406
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 167
Total Affiliated Income from Securities Loaned, Net $167
Total $(72) $22 $0

Income Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
97
Principal
Amount Bank Loans ( 0.6% ) Value
% of
Net
Assets
Basic Materials (<0.1%)
Other Securities
^
$ 56,187 <0.1%
Total 56,187
Capital Goods (<0.1%)
Other Securities
^
335,065 <0.1%
Total 335,065
Communications Services (0.2%)
Other Securities
^
2,386,780 0.2%
Total 2,386,780
Consumer Cyclical (0.1%)
Other Securities
^
1,487,899 0.1%
Total 1,487,899
Consumer Non-Cyclical (0.1%)
Other Securities
^
1,182,717 0.1%
Total 1,182,717
Financials (0.1%)
Other Securities
^
472,208 0.1%
Total 472,208
Technology (0.1%)
Other Securities
^
624,147 0.1%
Total 624,147
Total Bank Loans
(cost $6,685,384) 6,545,003
Principal
Amount
Long-Term Fixed Income
( 94.0% ) Value
% of
Net
Assets
Asset-Backed Securities (2.1%)
Palmer Square Loan Funding,
Ltd.
$ 2,800,000 2.434%, (LIBOR 3M +
2.300%), 11/25/2028,
Ser. 2020-4A, Class B
a,b
2,798,608 0.2%
Other Securities
^
19,588,392 1.9%
Total 22,387,000
Basic Materials (3.6%)
Freeport-McMoRan, Inc.
3,726,000 5.450%, 3/15/2043 4,251,627 0.4%
Other Securities
^
33,859,918 3.2%
Total 38,111,545
Capital Goods (3.3%)
Boeing Company
3,000,000 5.705%, 5/1/2040 3,450,364 0.3%
Principal
Amount
Long-Term Fixed Income
(94.0%) Value
% of
Net
Assets
Capital Goods (3.3%) - continued
Other Securities
^
$ 32,165,656 3.0%
Total 35,616,020
Collateralized Mortgage Obligations
(<0.1%)
Other Securities
^
333,090 <0.1%
Total 333,090
Communications Services (8.6%)
AT&T, Inc.
$ 2,880,000 4.250%, 3/1/2027 3,310,458 0.3%
12,622,000 2.750% - 4.500%,
2/15/2030 - 9/15/2059
a
13,043,673 1.2%
CCO Holdings, LLC
720,000 4.500% - 5.500%,
5/1/2026 - 8/15/2030
a
752,891 <0.1%
Charter Communications
Operating, LLC
2,500,000 4.800%, 3/1/2050 2,836,083 0.3%
4,975,000 6.484%, 10/23/2045 6,674,319 0.6%
3,250,000 4.908% - 6.384%,
7/23/2025 - 10/23/2035 4,049,304 0.4%
Discovery Communications,
LLC
2,500,000 4.650%, 5/15/2050 2,811,031 0.3%
Sprint Corporation
3,030,000 7.125%, 6/15/2024 3,485,106 0.3%
Time Warner Entertainment
Company, LP
780,000 8.375%, 3/15/2023 913,001 0.1%
T-Mobile USA, Inc.
3,550,000 3.750%, 4/15/2027
a
3,956,014 0.4%
Other Securities
^
50,115,560 4.7%
Total 91,947,440
Consumer Cyclical (5.4%)
Ford Motor Credit Company,
LLC
2,850,000 4.125%, 8/17/2027 2,807,250 0.3%
General Motors Company
3,575,000 6.800%, 10/1/2027 4,384,747 0.4%
1,470,000 5.000% - 6.125%,
10/1/2025 - 4/1/2035 1,673,614 0.2%
General Motors Financial
Company, Inc.
3,390,000 1.700% - 4.000%,
8/18/2023 - 1/15/2025 3,514,971 0.3%
Walgreens Boots Alliance, Inc.
3,000,000 4.100%, 4/15/2050 3,022,985 0.3%
Other Securities
^
42,423,345 3.9%
Total 57,826,912
Consumer Non-Cyclical (12.5%)
AbbVie, Inc.
2,540,000 3.200%, 5/14/2026 2,806,591 0.2%

Income Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
98
Principal
Amount
Long-Term Fixed Income
(94.0%) Value
% of
Net
Assets
Consumer Non-Cyclical (12.5%) -
continued
Altria Group, Inc.
$ 4,750,000 5.800%, 2/14/2039 $ 5,989,544 0.6%
Anheuser-Busch Companies,
LLC
1,790,000 4.700%, 2/1/2036 2,191,203 0.2%
Anheuser-Busch InBev
Worldwide, Inc.
2,500,000 3.500%, 6/1/2030 2,820,665 0.3%
5,425,000 4.000% - 4.600%,
4/13/2028 - 10/6/2048 6,304,784 0.6%
BAT Capital Corporation
3,000,000 2.259%, 3/25/2028 2,987,973 0.3%
6,600,000 3.222% - 5.282%,
8/15/2024 - 4/2/2050 7,144,332 0.7%
Becton, Dickinson and
Company
3,800,000 3.794%, 5/20/2050 4,213,731 0.4%
Centene Corporation
3,895,000 3.375%, 2/15/2030 4,045,620 0.4%
CVS Health Corporation
2,790,000 5.050%, 3/25/2048 3,525,434 0.3%
Reynolds American, Inc.
940,000 5.850%, 8/15/2045 1,142,997 0.1%
Smithfield Foods, Inc.
4,500,000 2.650%, 10/3/2021
a
4,522,510 0.4%
Other Securities
^
86,611,602 8.0%
Total 134,306,986
Energy (10.2%)
Energy Transfer Operating, LP
4,150,000 3.750% - 6.000%,
5/15/2030 - 6/15/2048 4,140,464 0.4%
Energy Transfer Partners, LP
2,520,000 4.200%, 4/15/2027 2,618,632 0.2%
National Fuel Gas Company
3,025,000 5.500%, 1/15/2026 3,309,744 0.3%
ONEOK, Inc.
2,985,000 6.350%, 1/15/2031 3,455,743 0.3%
Sunoco Logistics Partners
Operations, LP
4,300,000 3.450% - 4.000%,
1/15/2023 - 10/1/2027 4,397,100 0.4%
Other Securities
^
90,780,076 8.6%
Total 108,701,759
Financials (26.9%)
Avolon Holdings Funding, Ltd.
3,600,000 4.375%, 5/1/2026
a
3,493,713 0.3%
Bank of America Corporation
5,600,000 3.705%, 4/24/2028
b
6,286,784 0.6%
3,800,000 1.922%, 10/24/2031
b
3,751,764 0.3%
4,720,000 3.950% - 4.200%,
8/26/2024 - 4/21/2025 5,258,961 0.5%
2,030,000 3.194%, 7/23/2030
b
2,226,467 0.2%
1,640,000 6.500%, 10/23/2024
b,c
1,833,528 0.2%
1,450,000 4.271%, 7/23/2029
b
1,700,864 0.2%
1,140,000 2.831%, 10/24/2051
b
1,125,950 0.1%
Principal
Amount
Long-Term Fixed Income
(94.0%) Value
% of
Net
Assets
Financials (26.9%) - continued
Berkshire Hathaway Finance
Corporation
$ 2,950,000 2.850% - 4.250%,
1/15/2049 - 10/15/2050 $ 3,253,537 0.3%
Citigroup, Inc.
2,630,000 4.400%, 6/10/2025 2,974,296 0.3%
4,295,000 3.700% - 5.500%,
9/13/2025 - 9/29/2027 4,973,045 0.5%
2,300,000 3.520%, 10/27/2028
b
2,552,266 0.2%
1,900,000 3.352%, 4/24/2025
b
2,050,928 0.2%
1,800,000 4.700%, 1/30/2025
b,c
1,763,550 0.2%
1,500,000 3.668%, 7/24/2028
b
1,678,727 0.1%
Danske Bank AS
2,950,000 5.000%, 1/12/2023
a,b
3,077,838 0.3%
Five Corners Funding Trust
2,890,000 4.419%, 11/15/2023
a
3,200,994 0.3%
Goldman Sachs Group, Inc.
4,870,000 3.850% - 4.250%,
3/3/2024 - 10/21/2025 5,402,611 0.5%
1,900,000 3.691%, 6/5/2028
b
2,140,445 0.2%
1,900,000 4.223%, 5/1/2029
b
2,214,642 0.2%
1,800,000 4.950%, 2/10/2025
b,c
1,843,749 0.2%
J.P. Morgan Chase &
Company
3,000,000 5.000%, 8/1/2024
b,c
3,000,000 0.3%
3,650,000 2.950% - 5.500%,
10/1/2026 - 10/15/2040 4,623,032 0.4%
1,800,000 2.956%, 5/13/2031
b
1,915,292 0.2%
1,800,000 4.600%, 2/1/2025
b,c
1,774,800 0.2%
1,400,000 3.882%, 7/24/2038
b
1,639,752 0.1%
1,150,000 5.150%, 5/1/2023
b,c
1,152,545 0.1%
750,000 6.000%, 8/1/2023
b,c
766,875 0.1%
730,000 6.750%, 2/1/2024
b,c
798,152 0.1%
Kimco Realty Corporation
2,900,000 3.300%, 2/1/2025 3,139,946 0.3%
Morgan Stanley
4,270,000 3.125% - 4.350%,
7/23/2025 - 1/27/2045 5,005,755 0.5%
2,400,000 3.622%, 4/1/2031
b
2,750,711 0.2%
1,900,000 4.047%, (LIBOR 3M +
3.810%), 1/15/2021
b,c
1,854,799 0.2%
1,810,000 1.615%, (LIBOR 3M +
1.400%), 10/24/2023
b
1,842,172 0.2%
1,140,000 5.300%, 12/15/2025
b,c
1,159,950 0.1%
1,000,000 2.720%, 7/22/2025
b
1,066,488 0.1%
Natwest Group plc
2,900,000 3.032%, 11/28/2035
b
2,812,768 0.3%
Other Securities
^
189,348,250 17.6%
Total 287,455,946
Foreign Government (0.3%)
Other Securities
^
3,681,035 0.3%
Total 3,681,035
Mortgage-Backed Securities (3.1%)
Federal Home Loan Mortgage
Corporation Conventional
30-Yr. Pass Through
4,653,780 3.000%, 3/25/2050 4,867,805 0.5%

Income Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
99
Principal
Amount
Long-Term Fixed Income
(94.0%) Value
% of
Net
Assets
Mortgage-Backed Securities (3.1%) -
continued
Federal National Mortgage
Association
$ 6,249,216 3.500% - 4.500%,
5/1/2048 - 8/1/2049 $ 6,626,372 0.6%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
3,475,000 2.000%, 12/1/2035
d
3,598,797 0.3%
2,000,000 1.500%, 11/1/2035
d
2,041,250 0.2%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
5,825,000 2.500%, 12/1/2050
d
6,059,593 0.6%
6,484,239 2.000% - 4.000%,
7/1/2048 - 12/1/2050
d
6,749,473 0.6%
Other Securities
^
3,207,914 0.3%
Total 33,151,204
Technology (5.4%)
Apple, Inc.
2,550,000 3.250%, 2/23/2026 2,850,442 0.3%
Broadcom Corporation
4,350,000 3.875%, 1/15/2027 4,806,448 0.5%
1,800,000 3.500%, 1/15/2028 1,934,813 0.2%
Broadcom, Inc.
3,950,000 4.250% - 5.000%,
4/15/2026 - 4/15/2030 4,541,281 0.4%
Diamond 1 Finance
Corporation
3,775,000 6.020%, 6/15/2026
a
4,468,989 0.4%
Fiserv, Inc.
4,000,000 2.650%, 6/1/2030 4,243,254 0.4%
Seagate HDD Cayman
3,800,000 4.125%, 1/15/2031
a
4,090,386 0.4%
Other Securities
^
30,400,234 2.8%
Total 57,335,847
Transportation (2.2%)
Boeing Company
3,800,000 3.250%, 2/1/2028 3,781,418 0.3%
Burlington Northern Santa Fe,
LLC
3,300,000 4.050% - 4.700%,
9/1/2045 - 6/15/2048 4,173,065 0.4%
Other Securities
^
15,958,807 1.5%
Total 23,913,290
U.S. Government & Agencies (3.0%)
U.S. Treasury Bonds
13,600,000 1.250%, 5/15/2050 12,278,250 1.1%
5,800,000 1.375%, 8/15/2050 5,406,687 0.5%
5,000,000 1.500%, 2/15/2030 5,299,219 0.5%
U.S. Treasury Notes
9,500,000 0.250%, 10/31/2025 9,436,914 0.9%
Total 32,421,070
Principal
Amount
Long-Term Fixed Income
(94.0%) Value
% of
Net
Assets
Utilities (7.4%)
AEP Transmission Company,
LLC
$ 2,520,000 3.100%, 12/1/2026 $ 2,813,157 0.3%
Berkshire Hathaway Energy
Company
1,425,000 4.450%, 1/15/2049 1,808,899 0.2%
Edison International
3,700,000 5.750%, 6/15/2027 4,203,535 0.4%
Nevada Power Company
1,700,000 6.750%, 7/1/2037 2,545,943 0.2%
Southern Company
4,370,000 3.250%, 7/1/2026 4,863,266 0.5%
Other Securities
^
62,715,135 5.8%
Total 78,949,935
Total Long-Term Fixed
Income
(cost $944,277,694) 1,006,139,079
Shares
Registered Investment
Companies ( 2.0% ) Value
% of
Net
Assets
Unaffiliated  (2.0%)
70,000 iShares J.P. Morgan USD
Emerging Markets Bond
ETF 7,701,400 0.7%
200,000 iShares S&P U.S. Preferred
Stock Index Fund 7,244,000 0.7%
59,000 SPDR Bloomberg Barclays
High Yield Bond ETF 6,153,700 0.6%
Total 21,099,100
Total Registered Investment
Companies (cost
$20,013,516) 21,099,100
Shares Preferred Stock ( 0.1% ) Value
% of
Net
Assets
Financials (0.1%)
Other Securities
^
1,306,250 0.1%
Total 1,306,250
Total Preferred Stock
(cost $1,250,000) 1,306,250
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
% of
Net
Assets
787,875 Thrivent Cash Management
Trust 787,875 0.1%
Total Collateral Held for
Securities Loaned
(cost $787,875) 787,875

Income Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
100
Shares or
Principal
Amount
Short-Term Investments
( 5.7% ) Value
% of
Net
Assets
Thrivent Core Short-Term
Reserve Fund
6,103,201 0.290% $ 61,032,009 5.7%
Other Securities
^
599,967 <0.1%
Total Short-Term
Investments (cost
$61,561,410) 61,631,976
Total Investments (cost
$1,034,575,879) 102.5% $1,097,509,283
Other Assets and Liabilities,
Net (2.5%) (26,799,819)
Total Net Assets 100.0% $1,070,709,464
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $208,668,793 or
19.5% of total net assets.
b Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of
October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 759,774
Total lending $759,774
Gross amount payable upon return of
collateral for securities loaned $787,875
Net amounts due to counterparty
$28,101
Definitions:
ETF - Exchange Traded Fund
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $69,909,684
Gross unrealized depreciation (6,719,711)
Net unrealized appreciation (depreciation) $63,189,973
Cost for federal income tax purposes $1,033,766,470

Income Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
101
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 56,187 – 56,187 –
Capital Goods 335,065 – 335,065 –
Communications Services 2,386,780 – 2,386,780 –
Consumer Cyclical 1,487,899 – 1,487,899 –
Consumer Non-Cyclical 1,182,717 – 1,182,717 –
Financials 472,208 – 472,208 –
Technology 624,147 – 624,147 –
Long-Term Fixed Income
Asset-Backed Securities 22,387,000 – 22,387,000 –
Basic Materials 38,111,545 – 38,111,545 –
Capital Goods 35,616,020 – 35,616,020 –
Collateralized Mortgage Obligations 333,090 – 333,090 –
Communications Services 91,947,440 – 91,947,440 –
Consumer Cyclical 57,826,912 – 57,826,912 –
Consumer Non-Cyclical 134,306,986 – 134,306,986 –
Energy 108,701,759 – 108,701,759 –
Financials 287,455,946 – 287,455,946 –
Foreign Government 3,681,035 – 3,681,035 –
Mortgage-Backed Securities 33,151,204 – 33,151,204 –
Technology 57,335,847 – 57,335,847 –
Transportation 23,913,290 – 23,913,290 –
U.S. Government & Agencies 32,421,070 – 32,421,070 –
Utilities 78,949,935 – 78,949,935 –
Registered Investment Companies
Unaffiliated 21,099,100 21,099,100 – –
Preferred Stock
Financials 1,306,250 – 1,306,250 –
Short-Term Investments 599,967 – 599,967 –
Subtotal Investments in Securities $1,035,689,399 $21,099,100 $1,014,590,299 $–
Other Investments  * Total
Affiliated Short-Term Investments 61,032,009
Collateral Held for Securities Loaned 787,875
Subtotal Other Investments $61,819,884
Total Investments at Value $1,097,509,283
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 552,840 552,840 – –
Total Liability Derivatives $552,840 $552,840 $– $–

Income Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
102
Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Fund's futures contracts held as of October 31, 2020. Investments and/or cash totaling $599,967 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 104 December 2020 $ 18,489,590 ( $ 552,840)
Total Futures Long Contracts $ 18,489,590 ( $ 552,840)
Total Futures Contracts $ 18,489,590 ($552,840)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2020, for Income Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 552,840
Total Interest Rate Contracts 552,840
Total Liability Derivatives $552,840
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2020, for
Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 2,311,543
Total Interest Rate Contracts 2,311,543
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 117,233
Total Credit Contracts 117,233
Total $2,428,776
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2020, for Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (428,329)
Total Interest Rate Contracts (428,329)
Total ($428,329)

Income Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
103
The following table presents Income Fund's average volume of derivative activity during the period ended October 31, 2020.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $17,870,311
Futures - Short (400,819)
Credit Contracts
Credit Default Swaps - Buy
Protection (496)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $90,196 $365,317 $394,450 $61,032 6,103 5.7%
Total Affiliated Short-Term Investments 90,196 61,032 5.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,587 84,902 92,701 788 788 0.1
Total Collateral Held for Securities Loaned 8,587 788 0.1
Total Value $98,783 $61,820
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $(102) $71 $1 $874
Total Income/Non Income Cash from Affiliated Investments $874
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 17
Total Affiliated Income from Securities Loaned, Net $17
Total $(102) $71 $1

International Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
104
Shares Common Stock ( 91.1% ) Value
% of Net
Assets
Argentina (<0.1%)
Other Securities
^
$ 22,627 <0.1%
Total 22,627
Australia (5.0%)
102,467 Commonwealth Bank of
Australia 4,974,923 0.7%
25,785 CSL, Ltd. 5,220,354 0.7%
Other Securities
^
27,352,787 3.6%
Total 37,548,064
Austria (0.2%)
Other Securities
^
1,793,277 0.2%
Total 1,793,277
Belgium (0.6%)
Other Securities
^
4,230,178 0.6%
Total 4,230,178
Bermuda (0.1%)
Other Securities
^
1,039,397 0.1%
Total 1,039,397
Brazil (0.5%)
Other Securities
^
3,369,200 0.5%
Total 3,369,200
Canada (6.6%)
49,964 Canadian National Railway
Company 4,963,398 0.7%
9,898 Canadian Pacific Railway, Ltd. 2,957,885 0.4%
73,114 CGI, Inc.
a
4,536,767 0.6%
103,873 Northland Power, Inc. 3,359,519 0.5%
62,560 Royal Bank of Canada 4,374,457 0.6%
108,131 Toronto-Dominion Bank 4,770,652 0.6%
Other Securities
^
24,246,589 3.2%
Total 49,209,267
Cayman Islands (1.8%)
72,390 Tencent Holdings, Ltd. 5,531,005 0.8%
Other Securities
^
7,984,296 1.0%
Total 13,515,301
Chile (0.1%)
Other Securities
^
554,646 0.1%
Total 554,646
China (2.5%)
23,688 Alibaba Group Holding, Ltd.
ADR
a
7,217,497 1.0%
Other Securities
^
11,630,944 1.5%
Total 18,848,441
Shares Common Stock (91.1%) Value
% of Net
Assets
Colombia (<0.1%)
Other Securities
^
$ 55,433 <0.1%
Total 55,433
Czech Republic (<0.1%)
Other Securities
^
225,910 <0.1%
Total 225,910
Denmark (2.0%)
103,256 Novo Nordisk AS 6,584,187 0.9%
Other Securities
^
8,553,007 1.1%
Total 15,137,194
Egypt (<0.1%)
Other Securities
^
259,888 <0.1%
Total 259,888
Finland (0.6%)
Other Securities
^
4,532,316 0.6%
Total 4,532,316
France (6.1%)
28,899 Air Liquide SA 4,226,127 0.6%
3,768 Hermes International 3,508,375 0.5%
104,501 Legrand SA 7,725,940 1.0%
10,638 LVMH Moet Hennessy Louis
Vuitton SE 4,986,520 0.7%
50,062 Schneider Electric SE 6,082,838 0.8%
121,080 Total SE 3,668,315 0.5%
Other Securities
^
15,508,145 2.0%
Total 45,706,260
Germany (4.4%)
35,030 Allianz SE 6,170,675 0.8%
37,408 Deutsche Boerse AG 5,512,184 0.7%
26,701 Symrise AG 3,292,500 0.5%
Other Securities
^
18,256,949 2.4%
Total 33,232,308
Greece (0.1%)
Other Securities
^
430,710 0.1%
Total 430,710
Hong Kong (1.1%)
Other Securities
^
8,388,649 1.1%
Total 8,388,649
Hungary (<0.1%)
Other Securities
^
123,772 <0.1%
Total 123,772
India (0.9%)
Other Securities
^
6,899,409 0.9%
Total 6,899,409

International Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
105
Shares Common Stock (91.1%) Value
% of Net
Assets
Indonesia (<0.1%)
Other Securities
^
$ 355,902 <0.1%
Total 355,902
Ireland (0.1%)
Other Securities
^
676,212 0.1%
Total 676,212
Isle of Man (0.1%)
Other Securities
^
919,162 0.1%
Total 919,162
Israel (0.3%)
Other Securities
^
2,013,701 0.3%
Total 2,013,701
Italy (1.8%)
60,623 Recordati SPA 3,142,965 0.4%
Other Securities
^
10,456,435 1.4%
Total 13,599,400
Japan (20.9%)
23,900 Chugai Pharmaceutical
Company, Ltd. 922,540 0.1%
6,700 Keyence Corporation 3,040,611 0.4%
154,700 Mitsubishi Corporation 3,451,570 0.5%
46,900 SoftBank Group Corporation 3,054,776 0.4%
39,000 Sony Corporation 3,251,293 0.4%
53,800 Toyota Motor Corporation 3,531,804 0.5%
Other Securities
^
139,417,916 18.6%
Total 156,670,510
Jersey (0.6%)
83,024 Experian plc 3,041,504 0.4%
Other Securities
^
1,584,964 0.2%
Total 4,626,468
Luxembourg (0.5%)
Other Securities
^
3,738,861 0.5%
Total 3,738,861
Malaysia (0.1%)
Other Securities
^
476,267 0.1%
Total 476,267
Malta (<0.1%)
Other Securities
^
43,496 <0.1%
Total 43,496
Mexico (0.2%)
Other Securities
^
1,184,844 0.2%
Total 1,184,844
Netherlands (4.4%)
21,612 ASM International NV 3,086,852 0.4%
17,673 ASML Holding NV 6,394,124 0.8%
Shares Common Stock (91.1%) Value
% of Net
Assets
Netherlands (4.4%) - continued
27,075 Koninklijke DSM NV $ 4,330,022 0.6%
84,656 Koninklijke Philips NV
a
3,920,980 0.5%
Other Securities
^
15,001,357 2.1%
Total 32,733,335
New Zealand (<0.1%)
Other Securities
^
232,887 <0.1%
Total 232,887
Norway (1.5%)
340,320 DnB ASA
a
4,595,950 0.6%
Other Securities
^
6,726,448 0.9%
Total 11,322,398
Panama (<0.1%)
Other Securities
^
6,705 <0.1%
Total 6,705
Peru (<0.1%)
Other Securities
^
161,927 <0.1%
Total 161,927
Philippines (<0.1%)
Other Securities
^
295,890 <0.1%
Total 295,890
Poland (0.1%)
Other Securities
^
685,855 0.1%
Total 685,855
Portugal (<0.1%)
Other Securities
^
89,878 <0.1%
Total 89,878
Russian Federation (0.3%)
Other Securities
^
2,413,485 0.3%
Total 2,413,485
Saudi Arabia (0.2%)
Other Securities
^
1,810,139 0.2%
Total 1,810,139
Singapore (0.7%)
Other Securities
^
4,904,684 0.7%
Total 4,904,684
South Africa (0.4%)
Other Securities
^
2,845,448 0.4%
Total 2,845,448
South Korea (1.2%)
60,556 Samsung Electronics
Company, Ltd. 3,043,885 0.4%

International Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
106
Shares Common Stock (91.1%) Value
% of Net
Assets
South Korea (1.2%) - continued
Other Securities
^
$ 5,683,134 0.8%
Total 8,727,019
Spain (1.5%)
Other Securities
^
11,299,137 1.5%
Total 11,299,137
Sweden (3.3%)
Other Securities
^
24,796,900 3.3%
Total 24,796,900
Switzerland (9.8%)
6,480 Geberit AG 3,688,219 0.5%
105,746 Nestle SA 11,894,091 1.6%
98,929 Novartis AG 7,708,804 1.0%
42,502 PSP Swiss Property AG 5,139,597 0.7%
2,306 Roche  Holding  AG-BR 742,996 0.1%
32,286 Roche Holding AG 10,374,510 1.4%
16,054 Sika AG 3,949,363 0.5%
10,470 Swiss Life Holding AG 3,521,990 0.5%
8,653 Tecan Group AG 4,106,097 0.6%
Other Securities
^
22,191,878 2.9%
Total 73,317,545
Taiwan (1.6%)
328,620 Taiwan Semiconductor
Manufacturing Company,
Ltd. 4,971,914 0.7%
Other Securities
^
7,167,968 0.9%
Total 12,139,882
Thailand (0.1%)
Other Securities
^
612,560 0.1%
Total 612,560
Turkey (0.1%)
Other Securities
^
366,586 0.1%
Total 366,586
United Kingdom (8.6%)
40,556 Croda International plc 3,169,833 0.4%
372,608 GlaxoSmithKline plc 6,222,015 0.9%
110,894 Halma plc 3,403,083 0.5%
800,410 HSBC Holdings plc
a
3,354,205 0.4%
182,715 RELX plc 3,615,562 0.5%
260,489 Royal Dutch Shell plc, Class A 3,276,831 0.4%
287,948 Royal Dutch Shell plc, Class B 3,472,475 0.5%
Other Securities
^
37,890,895 5.0%
Total 64,404,899
Shares Common Stock (91.1%) Value
% of Net
Assets
United States (0.1%)
Other Securities
^
$ 690,287 0.1%
Total 690,287
Total Common Stock
(cost $656,783,124) 683,284,516
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
% of Net
Assets
1,557,210 Thrivent Cash Management
Trust 1,557,210 0.2%
Total Collateral Held for
Securities Loaned
(cost $1,557,210) 1,557,210
Shares Preferred Stock ( <0.1% ) Value
% of Net
Assets
Brazil (<0.1%)
Other Securities
^
69,844 <0.1%
Total 69,844
Germany (<0.1%)
Other Securities
^
11,221 <0.1%
Total 11,221
South Korea (0.1%)
Other Securities
^
709,801 0.1%
Total 709,801
Total Preferred Stock
(cost $245,190) 790,866
Principal
Amount
Long-Term Fixed Income
( <0.1% )
% of Net
Assets
Venezuela (0.1%)
Other Securities
^
346,398 0.1%
Total 346,398
Total Long-Term Fixed
Income
(cost $3,822,422) 346,398
Shares or
Principal
Amount
Short-Term Investments
( 9.0% ) Value
% of Net
Assets
Federal Home Loan Bank
Discount Notes
3,700,000 0.092%, 12/28/2020
b,c
3,699,482 0.5%
14,200,000 0.055% - 0.114%,
11/10/2020 - 4/23/2021
b,c
14,198,213 1.9%
Thrivent Core Short-Term
Reserve Fund

International Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
107
Shares or
Principal
Amount
Short-Term Investments
(9.0%) Value
% of Net
Assets
4,954,584 0.290%
c
49,545,837 6.6%
Total Short-Term Investments
($67,376,510) 67,443,532
Total Investments (cost
$729,784,456) 100.5% $753,422,522
Other Assets and Liabilities,
Net (0.5%) (3,593,131)
Total Net Assets 100.0% $749,829,391
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Non-income producing security.
b The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Fund as of October 31, 2020:
Securities Lending Transactions
Common Stock $ 1,489,085
Total lending $1,489,085
Gross amount payable upon return of
collateral for securities loaned $1,557,210
Net amounts due to counterparty
$68,125
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $79,952,141
Gross unrealized depreciation (67,019,923)
Net unrealized appreciation (depreciation) $12,932,218
Cost for federal income tax purposes $733,659,756

International Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
108
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 37,244,429 1,195,861 36,048,568 0
Consumer Discretionary 91,722,713 10,669,882 81,052,831 –
Consumer Staples 42,569,589 220,779 42,348,810 –
Energy 24,147,630 1,392,808 22,754,822 –
Financials 107,541,133 579,098 106,962,035 –
Health Care 77,219,182 – 77,219,182 –
Industrials 113,957,795 100,335 113,263,798 593,662
Information Technology^ 79,462,143 2,649,923 76,812,220 0
Materials 67,171,865 482,420 66,689,445 –
Real Estate 32,220,575 – 32,220,575 –
Utilities 10,027,462 25,148 10,002,314 –
Preferred Stock
Financials 69,844 – 69,844 –
Industrials 11,221 – 11,221 –
Information Technology 709,801 – 709,801 –
Long-Term Fixed Income
Energy 346,398 – 346,398 –
Short-Term Investments 17,897,695 – 17,897,695 –
Subtotal Investments in Securities $702,319,475 $17,316,254 $684,409,559 $593,662
Other Investments  * Total
Affiliated Short-Term Investments 49,545,837
Collateral Held for Securities Loaned 1,557,210
Subtotal Other Investments $51,103,047
Total Investments at Value $753,422,522
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 6,830,548 6,830,548 – –
Total Liability Derivatives $6,830,548 $6,830,548 $– $–

International Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
109
Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Fund's futures contracts held as of October 31, 2020. Investments and/or cash totaling
$17,897,694 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Euro Foreign Exchange Currency 278 December 2020 $ 41,064,150 ( $ 563,025)
Eurex Euro STOXX 50 Index 1,183 December 2020 45,681,309 (4,912,910)
ICE mini MSCI EAFE Index 306 December 2020 28,565,609 (1,271,939)
Total Futures Long Contracts $ 115,311,068 ( $ 6,747,874)
ICE US mini MSCI Emerging Markets Index (383) December 2020 ( $ 21,018,712) ( $ 82,674)
Total Futures Short Contracts ( $ 21,018,712) ($82,674)
Total Futures Contracts $ 94,292,356 ($6,830,548)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2020, for International Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 563,025
Total Foreign Exchange Contracts 563,025
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,267,523
Total Equity Contracts 6,267,523
Total Liability Derivatives $6,830,548
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2020, for
International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (21,620,908)
Total Return Swaps Net realized gains/(losses) on Swap agreements 546
Total Equity Contracts (21,620,362)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 2,215,236
Total Foreign Exchange Contracts 2,215,236
Total ($19,405,126)

International Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
110
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2020, for International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,145,039)
Total Foreign Exchange Contracts (1,145,039)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (10,009,305)
Total Equity Contracts (10,009,305)
Total ($11,154,344)
The following table presents International Allocation Fund's average volume of derivative activity during the period ended October 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $120,122,536
Futures - Short (31,363,654)
Total Rate of Return Swaps - Long 1,663
Total Rate of Return Swaps - Short (1,657)
Foreign Exchange Contracts
Futures - Long 48,934,650
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $125,089 $333,448 $408,999 $49,546 4,955 6.6%
Total Affiliated Short-Term Investments 125,089 49,546 6.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 9,806 8,249 1,557 1,557 0.2
Total Collateral Held for Securities Loaned – 1,557 0.2
Total Value $125,089 $51,103
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $(59) $67 $1 $1,122
Total Income/Non Income Cash from Affiliated Investments $1,122
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total $(59) $67 $1

Large Cap Growth Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
111
Shares Common Stock ( 97.5% ) Value
Communications Services (14.3%)
288,839 Activision Blizzard, Inc. $ 21,873,777
59,853 Alphabet, Inc., Class A
a
96,729,031
166,991 Facebook, Inc.
a
43,937,002
389,675 Live Nation Entertainment, Inc.
a
19,016,140
159,232 Twitter, Inc.
a
6,585,836
726,124 Uber Technologies, Inc.
a
24,259,803
Total 212,401,589
Consumer Discretionary (21.4%)
63,142 Amazon.com, Inc.
a
191,708,583
183,315 Aptiv plc 17,688,064
20,774 Chipotle Mexican Grill, Inc.
a
24,959,546
137,127 Home Depot, Inc. 36,573,142
223,438 NIKE, Inc. 26,830,435
54,870 Tesla, Inc.
a
21,291,755
Total 319,051,525
Consumer Staples (0.6%)
228,009 BJ's Wholesale Club Holdings,
Inc.
a
8,730,464
Total 8,730,464
Financials (4.4%)
226,055 American Express Company 20,625,258
604,978 Charles Schwab Corporation 24,870,646
62,104 S&P Global, Inc. 20,042,824
Total 65,538,728
Health Care (13.1%)
52,405 Amgen, Inc. 11,368,741
185,918 Cerner Corporation 13,030,993
245,865 Edwards Lifesciences Corporation
a
17,626,062
38,843 Humana, Inc. 15,509,233
34,978 Intuitive Surgical, Inc.
a
23,333,124
163,845 Novo Nordisk AS ADR 10,468,057
66,677 Stryker Corporation 13,469,421
58,523 Teladoc Health, Inc.
a,b
11,497,429
48,749 Thermo Fisher Scientific, Inc. 23,064,127
60,471 Veeva Systems, Inc.
a
16,330,193
70,734 Vertex Pharmaceuticals, Inc.
a
14,738,136
149,401 Zoetis, Inc. 23,687,528
Total 194,123,044
Industrials (3.0%)
100,351 Honeywell International, Inc. 16,552,898
40,753 Lockheed Martin Corporation 14,268,848
65,737 Norfolk Southern Corporation 13,746,921
Total 44,568,667
Information Technology (38.2%)
94,370 Adobe, Inc.
a
42,192,827
1,220,141 Apple, Inc. 132,824,549
138,206 CDW Corporation 16,944,056
209,703 MasterCard, Inc. 60,528,674
607,503 Microsoft Corporation 123,001,132
102,520 NVIDIA Corporation 51,399,427
229,330 PayPal Holdings, Inc.
a
42,685,193
55,058 Salesforce.com, Inc.
a
12,788,322
74,812 ServiceNow , Inc.
a
37,224,207
170,140 Square, Inc.
a
26,351,283
Shares Common Stock (97.5%) Value
Information Technology (38.2%) - continued
126,073 Visa, Inc. $ 22,908,725
Total 568,848,395
Materials (1.1%)
88,454 Ecolab, Inc. 16,239,270
Total 16,239,270
Real Estate (1.4%)
91,602 American Tower Corporation 21,036,399
Total 21,036,399
Total Common Stock
(cost $814,784,441) 1,450,538,081
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
10,854,690 Thrivent Cash Management Trust 10,854,690
Total Collateral Held for
Securities Loaned
(cost $10,854,690) 10,854,690
Shares Short-Term Investments ( 1.7% ) Value
Thrivent Core Short-Term Reserve
Fund
2,489,159 0.290% 24,891,595
Total Short-Term Investments
(cost $24,869,990) 24,891,595
Total Investments (cost
$850,509,121) 99.9% $1,486,284,366
Other Assets and Liabilities, Net
0.1% 1,317,374
Total Net Assets 100.0% $1,487,601,740
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Growth Fund as of October 31, 2020:
Securities Lending Transactions
Common Stock $ 9,595,106
Total lending $9,595,106
Gross amount payable upon return of
collateral for securities loaned $10,854,690
Net amounts due to counterparty
$1,259,584
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Large Cap Growth Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
112
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $638,566,136
Gross unrealized depreciation (3,857,408)
Net unrealized appreciation (depreciation) $634,708,728
Cost for federal income tax purposes $851,575,638
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 212,401,589 212,401,589 – –
Consumer Discretionary 319,051,525 319,051,525 – –
Consumer Staples 8,730,464 8,730,464 – –
Financials 65,538,728 65,538,728 – –
Health Care 194,123,044 194,123,044 – –
Industrials 44,568,667 44,568,667 – –
Information Technology 568,848,395 568,848,395 – –
Materials 16,239,270 16,239,270 – –
Real Estate 21,036,399 21,036,399 – –
Subtotal Investments in Securities $1,450,538,081 $1,450,538,081 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 24,891,595
Collateral Held for Securities Loaned 10,854,690
Subtotal Other Investments $35,746,285
Total Investments at Value $1,486,284,366
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $20,205 $203,655 $198,954 $24,892 2,489 1.7%
Total Affiliated Short-Term Investments 20,205 24,892 1.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,432 66,829 58,406 10,855 10,855 0.7
Total Collateral Held for Securities Loaned 2,432 10,855 0.7
Total Value $22,637 $35,747

Large Cap Growth Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
113
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $(36) $22 $0 $275
Total Income/Non Income Cash from Affiliated Investments $275
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total $(36) $22 $0

Large Cap Value Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
114
Shares Common Stock ( 98.2% ) Value
Communications Services (8.3%)
9,751 Alphabet, Inc., Class C
a
$ 15,806,468
664,220 Comcast Corporation 28,056,653
414,281 Discovery, Inc., Class A
a,b
8,385,047
630,448 Verizon Communications, Inc. 35,929,232
Total 88,177,400
Consumer Discretionary (7.3%)
123,738 Aptiv plc 11,939,480
7,501 AutoZone, Inc.
a
8,468,479
139,317 D.R. Horton, Inc. 9,307,769
183,854 Lowe's Companies, Inc. 29,067,317
38,950 Mohawk Industries, Inc.
a
4,019,250
183,720 Sony Corporation ADR 15,370,015
Total 78,172,310
Consumer Staples (4.6%)
58,160 Kimberly-Clark Corporation 7,711,434
42,181 Lamb Weston Holdings, Inc. 2,676,384
276,793 Wal-Mart Stores, Inc. 38,405,029
Total 48,792,847
Energy (4.6%)
460,632 BP plc ADR 7,130,583
137,679 Chevron Corporation 9,568,691
549,784 Devon Energy Corporation 4,909,571
322,073 Enterprise Products Partners, LP 5,336,750
102,700 Exxon Mobil Corporation 3,350,074
265,318 Halliburton Company 3,199,735
257,310 Marathon Petroleum Corporation 7,590,645
98,591 Pioneer Natural Resources
Company 7,843,900
Total 48,929,949
Financials (20.7%)
254,290 Aflac, Inc. 8,633,145
778,846 Bank of America Corporation 18,458,650
239,632 Capital One Financial Corporation 17,512,307
119,013 Chubb, Ltd. 15,460,979
487,539 Citigroup, Inc. 20,193,865
90,790 Comerica, Inc. 4,131,853
150,480 Discover Financial Services 9,782,705
24,680 Goldman Sachs Group, Inc. 4,665,507
239,182 Hartford Financial Services Group,
Inc. 9,213,291
304,695 J.P. Morgan Chase & Company 29,872,298
119,470 Julius Baer Group, Ltd. 5,317,041
221,270 MetLife, Inc. 8,375,069
354,950 Morgan Stanley 17,090,843
143,290 Raymond James Financial, Inc. 10,953,088
287,630 Truist Financial Corporation 12,114,976
751,607 Wells Fargo & Company 16,121,970
203,401 Zions Bancorporations NA 6,563,750
16,645 Zurich Insurance Group AG 5,528,565
Total 219,989,902
Health Care (16.7%)
42,430 Anthem, Inc. 11,574,904
22,790 Becton, Dickinson and Company 5,267,453
39,779 Biogen, Inc.
a
10,027,093
248,770 Centene Corporation
a
14,702,307
90,486 Cigna Holding Company 15,108,447
159,391 CVS Health Corporation 8,940,241
61,593 Gilead Sciences, Inc. 3,581,633
Shares Common Stock (98.2%) Value
Health Care (16.7%) - continued
232,052 GlaxoSmithKline plc ADR $ 7,755,178
87,410 HCA Healthcare, Inc. 10,833,595
216,670 Johnson & Johnson 29,707,624
257,813 Medtronic plc 25,928,253
379,502 Merck & Company, Inc. 28,542,345
39,122 Zimmer Biomet Holdings, Inc. 5,168,016
Total 177,137,089
Industrials (12.5%)
25,230 Boeing Company 3,642,960
88,098 Carlisle Companies, Inc. 10,912,699
394,768 Carrier Global Corporation 13,181,304
106,920 CSX Corporation 8,440,265
303,110 Delta Air Lines, Inc. 9,287,290
91,420 General Dynamics Corporation 12,006,189
442,090 Johnson Controls International plc 18,660,619
62,510 Kansas City Southern 11,010,511
53,624 L3Harris Technologies, Inc. 8,639,363
95,318 Otis Worldwide Corporation 5,841,087
68,050 Parker-Hannifin Corporation 14,178,898
177,404 Raytheon Technologies
Corporation 9,636,585
43,170 United Rentals, Inc.
a
7,696,779
Total 133,134,549
Information Technology (13.3%)
83,480 Apple, Inc. 9,087,633
832,412 Cisco Systems, Inc. 29,883,591
170,910 Microsoft Corporation 34,604,148
185,481 Oracle Corporation 10,407,339
138,140 QUALCOMM, Inc. 17,040,950
12,534 Samsung Electronics Company,
Ltd. GDR 15,812,532
135,082 Texas Instruments, Inc. 19,531,506
39,366 VMware, Inc.
a,b
5,067,585
Total 141,435,284
Materials (4.2%)
346,414 Axalta Coating Systems, Ltd.
a
8,698,456
333,750 CF Industries Holdings, Inc. 9,214,837
188,626 Eastman Chemical Company 15,248,526
13,254 Martin Marietta Materials, Inc. 3,530,203
178,370 Nucor Corporation 8,518,951
Total 45,210,973
Real Estate (2.3%)
188,182 American Campus Communities,
Inc. 7,049,298
45,969 AvalonBay Communities, Inc. 6,395,667
118,588 CBRE Group, Inc.
a
5,976,835
459,237 Host Hotels & Resorts, Inc. 4,812,804
Total 24,234,604
Utilities (3.7%)
152,502 Duke Energy Corporation 14,046,959
71,710 Entergy Corporation 7,258,486
177,453 Exelon Corporation 7,078,600
181,677 FirstEnergy Corporation 5,399,441

Large Cap Value Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
115
Shares Common Stock (98.2%) Value
Utilities (3.7%) - continued
74,356 NextEra Energy, Inc. $ 5,443,603
Total 39,227,089
Total Common Stock
(cost $885,868,815) 1,044,441,996
Shares
Collateral Held for Securities
Loaned ( 1.2% ) Value
12,892,275 Thrivent Cash Management Trust 12,892,275
Total Collateral Held for
Securities Loaned
(cost $12,892,275) 12,892,275
Shares Short-Term Investments ( 1.7% ) Value
Thrivent Core Short-Term Reserve
Fund
1,775,788 0.290% 17,757,877
Total Short-Term Investments
(cost $17,735,049) 17,757,877
Total Investments (cost
$916,496,139) 101.1% $1,075,092,148
Other Assets and Liabilities, Net
(1.1%) (11,954,874)
Total Net Assets 100.0% $1,063,137,274
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of October 31, 2020:
Securities Lending Transactions
Common Stock $ 12,762,021
Total lending $12,762,021
Gross amount payable upon return of
collateral for securities loaned $12,892,275
Net amounts due to counterparty
$130,254
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $244,883,347
Gross unrealized depreciation (86,247,814)
Net unrealized appreciation (depreciation) $158,635,533
Cost for federal income tax purposes $916,456,615

Large Cap Value Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
116
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 88,177,400 88,177,400 – –
Consumer Discretionary 78,172,310 78,172,310 – –
Consumer Staples 48,792,847 48,792,847 – –
Energy 48,929,949 48,929,949 – –
Financials 219,989,902 209,144,296 10,845,606 –
Health Care 177,137,089 177,137,089 – –
Industrials 133,134,549 133,134,549 – –
Information Technology 141,435,284 125,622,752 15,812,532 –
Materials 45,210,973 45,210,973 – –
Real Estate 24,234,604 24,234,604 – –
Utilities 39,227,089 39,227,089 – –
Subtotal Investments in Securities $1,044,441,996 $1,017,783,858 $26,658,138 $–
Other Investments  * Total
Affiliated Short-Term Investments 17,757,877
Collateral Held for Securities Loaned 12,892,275
Subtotal Other Investments $30,650,152
Total Investments at Value $1,075,092,148
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $38,341 $90,798 $111,378 $17,758 1,776 1.7%
Total Affiliated Short-Term Investments 38,341 17,758 1.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 91,247 78,355 12,892 12,892 1.2
Total Collateral Held for Securities Loaned – 12,892 1.2
Total Value $38,341 $30,650
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $(26) $23 $0 $343
Total Income/Non Income Cash from Affiliated Investments $343
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 15
Total Affiliated Income from Securities Loaned, Net $15
Total $(26) $23 $0

Limited Maturity Bond Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
117
Principal
Amount
Long-Term Fixed Income
( 95.7% ) Value
% of
Net
Assets
Asset-Backed Securities (13.5%)
Aimco CLO 11, Ltd.
$ 5,500,000 1.605%, (LIBOR 3M +
1.380%), 10/15/2031,
Ser. 2020-11A, Class
A1
a,b
$ 5,459,795 0.4%
Arkansas Student Loan
Authority
4,185,602 1.150%, (LIBOR 3M +
0.900%), 11/25/2043,
Ser. 2010-1A
b
4,160,363 0.3%
Assurant CLO III, Ltd.
4,700,000 1.448%, (LIBOR 3M +
1.230%), 10/20/2031,
Ser. 2018-3A, Class A
a,b
4,634,233 0.3%
Benefit Street Partners CLO
IV, Ltd.
7,900,000 1.468%, (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
a,b
7,851,968 0.6%
BlueMountain CLO, Ltd.
4,600,206 1.448%, (LIBOR 3M +
1.230%), 1/20/2029, Ser.
2013-1A, Class A1R2
a,b
4,579,961 0.3%
CBAM, Ltd.
5,000,000 1.517%, (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,b
4,966,785 0.4%
Conn's Receivables Funding
4,000,000 1.710%, 6/16/2025, Ser.
2020-A, Class A
a
4,002,524 0.3%
ECMC Group Student Loan
Trust
5,304,996 1.299%, (LIBOR 1M +
1.150%), 11/25/2069,
Ser. 2020-2A, Class A
a,b
5,304,995 0.4%
Education Funding Trust
3,976,715 2.790%, 7/25/2041, Ser.
2020-A, Class A
a
4,066,667 0.3%
Galaxy XX CLO, Ltd.
4,232,000 1.218%, (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
a,b
4,143,818 0.3%
Garrison BSL CLO, Ltd.
5,871,566 1.188%, (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-3A, Class A1
a,b
5,822,380 0.4%
Golub Capital Partners, Ltd.
6,000,000 1.368%, (LIBOR 3M +
1.150%), 10/20/2028,
Ser. 2018-39A, Class
A1
a,b
5,956,320 0.4%
Invitation Homes Trust
7,222,964 1.247%, (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,b
7,225,243 0.5%
New Hampshire Higher
Education Loan Corporation
4,750,000 1.380%, (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
b
4,793,406 0.4%
Principal
Amount
Long-Term Fixed Income
(95.7%) Value
% of
Net
Assets
Asset-Backed Securities (13.5%) -
continued
OZLM VIII, Ltd.
$ 4,350,758 1.388%, (LIBOR 3M +
1.170%), 10/17/2029,
Ser. 2014-8A, Class
A1RR
a,b
$ 4,302,042 0.3%
THL Credit Wind River CLO,
Ltd.
6,000,000 1.448%, (LIBOR 3M +
1.230%), 7/20/2030, Ser.
2017-2A, Class A
a,b
5,943,666 0.4%
Other Securities
^
101,228,400 7.5%
Total 184,442,566
Basic Materials (0.9%)
Other Securities
^
11,960,603 0.9%
Total 11,960,603
Capital Goods (1.9%)
Other Securities
^
26,350,564 1.9%
Total 26,350,564
Collateralized Mortgage Obligations
(13.6%)
Angel Oak Mortgage Trust
4,707,060 1.373%, 5/25/2065, Ser.
2020-5, Class A1
a,b
4,707,497 0.3%
Banc of America Funding
Trust
1,382,957 5.750%, 3/25/2036, Ser.
2006-3, Class 3A1 1,419,837 0.1%
391,855 3.990%, 1/25/2035, Ser.
2004-D, Class 4A1
b
398,239 <0.1%
Bellemeade Re, Ltd.
4,550,924 2.799%, (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
a,b
4,558,873 0.3%
Countrywide Alternative Loan
Trust
151,238 5.500%, 11/25/2035, Ser.
2005-49CB, Class A1 140,607 <0.1%
Federal National Mortgage
Association - REMIC
4,064,680 4.000%, 3/25/2029, Ser.
2012-74, Class V 4,199,093 0.3%
278,763 3.000%, 1/25/2041, Ser.
2015-79, Class BA 280,316 <0.1%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
17,946 2.250%, 6/25/2025, Ser.
2010-58, Class PT 17,982 <0.1%
Homeward Opportunities
Fund Trust
5,500,000 3.228%, 8/25/2025, Ser.
2020-BPL1, Class A1
a,c
5,499,996 0.4%

Limited Maturity Bond Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
118
Principal
Amount
Long-Term Fixed Income
(95.7%) Value
% of
Net
Assets
Collateralized Mortgage Obligations
(13.6%) - continued
Mello Warehouse
Securitization Trust
$ 5,500,000 1.049%, (LIBOR 1M +
0.900%), 10/25/2053,
Ser. 2020-1, Class A
a,b
$ 5,502,177 0.4%
Merrill Lynch Mortgage
Investors Trust
228,155 1.334%, (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
b
227,932 <0.1%
Mortgage Equity Conversion
Asset Trust
1,075,805 0.590%, (CMT 1Y +
0.470%), 2/25/2042, Ser.
2007-FF2, Class A
a,b
1,033,824 0.1%
1,074,179 0.620%, (CMT 1Y +
0.490%), 1/25/2042, Ser.
2007-FF1, Class A
a,b
1,028,460 0.1%
Preston Ridge Partners
Mortgage Trust, LLC
4,391,826 2.857%, 9/25/2025, Ser.
2020-3A1, Class A1
a,c
4,391,901 0.3%
Pretium Mortgage Credit
Partners, LLC
6,660,010 2.858%, 5/27/2059, Ser.
2020-NPL1, Class A1
a,c
6,675,937 0.5%
RCO Mortgage, LLC
4,031,713 3.475%, 11/25/2024, Ser.
2019-2, Class A1
a,c
4,031,639 0.3%
Silver Hill Trust
4,750,757 3.102%, 11/25/2049,
Ser. 2019-SBC1, Class
A1
a,b
4,895,837 0.4%
Specialty Underwriting and
Residential Finance Trust
3,547,224 1.129%, (LIBOR 1M +
0.980%), 10/25/2035,
Ser. 2004-BC4, Class
A2C
b
3,454,494 0.3%
3,195,358 1.149%, (LIBOR 1M +
1.000%), 7/25/2035, Ser.
2004-BC3, Class A2C
b
2,975,791 0.2%
Toorak Mortgage Corporation
6,000,000 4.458%, 3/25/2022, Ser.
2019-1, Class A1
a,c
6,092,398 0.5%
Other Securities
^
124,033,266 9.1%
Total 185,566,096
Commercial Mortgage-Backed Securities
(0.6%)
Federal National Mortgage
Association - ACES
1,327,840 3.560%, 9/25/2021, Ser.
2018-M5, Class A2
b
1,337,820 0.1%
Other Securities
^
7,184,827 0.5%
Total 8,522,647
Principal
Amount
Long-Term Fixed Income
(95.7%) Value
% of
Net
Assets
Communications Services (2.0%)
Other Securities
^
$ 27,064,327 2.0%
Total 27,064,327
Consumer Cyclical (3.5%)
Other Securities
^
47,359,521 3.5%
Total 47,359,521
Consumer Non-Cyclical (5.3%)
Other Securities
^
72,366,355 5.3%
Total 72,366,355
Energy (3.1%)
Other Securities
^
42,227,080 3.1%
Total 42,227,080
Financials (15.8%)
Bank of America Corporation
$ 2,150,000 4.200%, 8/26/2024 2,396,080 0.2%
2,450,000 0.810%, 10/24/2024
b
2,452,214 0.2%
2,100,000 2.456%, 10/22/2025
b
2,216,548 0.2%
1,500,000 2.816%, 7/21/2023
b
1,555,397 0.1%
1,475,000 1.319%, 6/19/2026
b
1,482,290 0.1%
1,375,000 0.981%, 9/25/2025
b
1,373,546 0.1%
1,000,000 3.458%, 3/15/2025
b
1,082,254 0.1%
Citigroup, Inc.
2,200,000 4.000%, 8/5/2024 2,426,015 0.2%
3,500,000 0.776%, 10/30/2024
b
3,498,710 0.3%
2,110,000 2.312%, 11/4/2022
b
2,148,663 0.1%
1,500,000 1.175%, (LIBOR 3M +
0.960%), 4/25/2022
b
1,515,345 0.1%
1,075,000 3.106%, 4/8/2026
b
1,160,170 0.1%
Other Securities
^
192,968,625 14.0%
Total 216,275,857
Foreign Government (0.2%)
Other Securities
^
3,237,360 0.2%
Total 3,237,360
Mortgage-Backed Securities (13.9%)
Federal National Mortgage
Association
3,172,972 3.500% - 4.500%,
5/1/2048 - 8/1/2049 3,377,549 0.3%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
13,050,000 1.500%, 11/1/2035
d
13,319,156 1.0%
20,600,000 2.000%, 11/1/2035
d
21,359,625 1.6%
14,500,000 2.500%, 11/1/2035
d
15,064,990 1.1%
73,200,000 2.000%, 12/1/2035
d
75,807,750 5.5%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
17,500,000 2.500%, 11/1/2050
d
18,233,496 1.3%
17,225,000 2.000%, 12/1/2050
d
17,719,546 1.3%

Limited Maturity Bond Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
119
Principal
Amount
Long-Term Fixed Income
(95.7%) Value
% of
Net
Assets
Mortgage-Backed Securities (13.9%) -
continued
$ 19,550,000 2.500%, 12/1/2050
d
$ 20,337,346 1.5%
1,615,062 4.000%, 7/1/2048 1,724,541 0.1%
166,539 2.593%, (LIBOR 12M +
1.486%), 1/1/2043
b
171,405 <0.1%
Other Securities
^
3,723,181 0.2%
Total 190,838,585
Technology (2.2%)
Other Securities
^
30,000,988 2.2%
Total 30,000,988
Transportation (1.7%)
Other Securities
^
23,153,090 1.7%
Total 23,153,090
U.S. Government & Agencies (14.7%)
Federal Home Loan Bank
8,000,000 2.500%, 2/13/2024 8,591,937 0.6%
3,500,000 1.500%, 8/15/2024 3,660,361 0.3%
Federal Home Loan Mortgage
Corporation
4,500,000 0.250%, 8/24/2023 4,500,470 0.3%
Federal National Mortgage
Association
4,500,000 0.750%, 10/8/2027 4,468,390 0.3%
7,000,000 0.875% - 2.875%,
9/12/2023 - 8/5/2030 7,163,533 0.6%
U.S. Treasury Bonds
6,750,000 5.500%, 8/15/2028 9,217,178 0.7%
20,590,000 2.625%, 2/15/2029 23,674,479 1.7%
1,275,000 2.250%, 11/15/2027 1,415,748 0.1%
U.S. Treasury Notes
11,700,000 1.500%, 9/30/2021 11,845,336 0.9%
12,000,000 2.500%, 1/15/2022 12,340,313 0.9%
5,000,000 0.125%, 7/31/2022 4,997,070 0.4%
13,845,000 2.000%, 11/30/2022 14,373,922 1.1%
8,600,000 1.375%, 2/15/2023 8,835,828 0.6%
3,875,000 2.750%, 7/31/2023 4,145,947 0.3%
12,225,000 1.250%, 8/31/2024 12,677,229 0.9%
6,250,000 1.375%, 1/31/2025 6,529,297 0.5%
17,400,000 0.250%, 8/31/2025 17,300,766 1.3%
20,000,000 2.625%, 1/31/2026 22,287,500 1.6%
14,100,000 0.125% - 2.875%,
2/28/2022 - 4/30/2027 14,676,126 1.0%
U.S. Treasury Notes, TIPS
3,899,934 0.125%, 10/15/2024 4,110,394 0.3%
3,405,542 0.125%, 10/15/2025 3,636,480 0.3%
Total 200,448,304
Principal
Amount
Long-Term Fixed Income
(95.7%) Value
% of
Net
Assets
Utilities (2.8%)
Other Securities
^
$ 38,103,903 2.8%
Total 38,103,903
Total Long-Term Fixed
Income
(cost $1,279,213,136) 1,307,917,846
Shares
Registered Investment
Companies ( 2.4% ) Value
% of
Net
Assets
Unaffiliated  (2.4%)
398,300 Vanguard Short-Term
Corporate Bond ETF 32,971,274 2.4%
Total 32,971,274
Total Registered Investment
Companies (cost
$32,056,207) 32,971,274
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
% of
Net
Assets
2,914,385 Thrivent Cash Management
Trust 2,914,385 0.2%
Total Collateral Held for
Securities Loaned
(cost $2,914,385) 2,914,385
Shares Preferred Stock ( 0.1% ) Value
% of
Net
Assets
Financials (0.1%)
54,000 Citigroup Capital XIII, 6.584%
b
1,479,600 0.1%
Total 1,479,600
Total Preferred Stock
(cost $1,490,400) 1,479,600
Shares or
Principal
Amount
Short-Term Investments
( 14.9% ) Value
% of
Net
Assets
Federal Home Loan Bank
Discount Notes
1,700,000 0.060% - 0.114%,
11/12/2020 - 4/23/2021
e,f
1,699,699 0.1%
Thrivent Core Short-Term
Reserve Fund
20,161,413 0.290% 201,614,134 14.7%

Limited Maturity Bond Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
120
Shares or
Principal
Amount
Short-Term Investments
(14.9%) Value
% of
Net
Assets
U.S. Treasury Bills
800,000 0.084% - 0.105%,
11/19/2020
- 12/17/2020
e,g
$ 799,932 0.1%
Total Short-Term
Investments (cost
$204,100,130) 204,113,765
Total Investments (cost
$1,519,774,258) 113.3% $1,549,396,870
Other Assets and Liabilities,
Net (13.3%) (182,192,856)
Total Net Assets 100.0% $1,367,204,014
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $457,537,178 or
33.5% of total net assets.
b Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2020.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
g At October 31, 2020, $189,979 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 2,840,366
Total lending $2,840,366
Gross amount payable upon return of
collateral for securities loaned $2,914,385
Net amounts due to counterparty
$74,019
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $25,476,138
Gross unrealized depreciation (3,271,202)
Net unrealized appreciation (depreciation) $22,204,936
Cost for federal income tax purposes $1,528,146,309

Limited Maturity Bond Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
121
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 184,442,566 – 184,442,566 –
Basic Materials 11,960,603 – 11,960,603 –
Capital Goods 26,350,564 – 26,350,564 –
Collateralized Mortgage Obligations 185,566,096 – 185,566,096 –
Commercial Mortgage-Backed Securities 8,522,647 – 8,522,647 –
Communications Services 27,064,327 – 27,064,327 –
Consumer Cyclical 47,359,521 – 47,359,521 –
Consumer Non-Cyclical 72,366,355 – 72,366,355 –
Energy 42,227,080 – 42,227,080 –
Financials 216,275,857 – 216,275,857 –
Foreign Government 3,237,360 – 3,237,360 –
Mortgage-Backed Securities 190,838,585 – 190,838,585 –
Technology 30,000,988 – 30,000,988 –
Transportation 23,153,090 – 23,153,090 –
U.S. Government & Agencies 200,448,304 – 200,448,304 –
Utilities 38,103,903 – 38,103,903 –
Registered Investment Companies
Unaffiliated 32,971,274 32,971,274 – –
Preferred Stock
Financials 1,479,600 1,479,600 – –
Short-Term Investments 2,499,631 – 2,499,631 –
Subtotal Investments in Securities $1,344,868,351 $34,450,874 $1,310,417,477 $–
Other Investments  * Total
Affiliated Short-Term Investments 201,614,134
Collateral Held for Securities Loaned 2,914,385
Subtotal Other Investments $204,528,519
Total Investments at Value $1,549,396,870
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 977,324 977,324 – –
Total Asset Derivatives $977,324 $977,324 $– $–
Liability Derivatives
Futures Contracts 22,949 22,949 – –
Total Liability Derivatives $22,949 $22,949 $– $–
The following table presents Limited Maturity Bond Fund's futures contracts held as of October 31, 2020. Investments and/or cash totaling
$1,699,699 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 350 December 2020 $ 77,318,262 ( $ 22,949)
Total Futures Long Contracts $ 77,318,262 ( $ 22,949)
CBOT 10-Yr. U.S. Treasury Note (190) December 2020 ( $ 26,480,733) $ 219,171
CBOT 5-Yr. U.S. Treasury Note (892) December 2020 (112,312,826) 276,235
CBOT U.S. Long Bond (104) December 2020 (18,234,432) 297,682
Ultra 10-Yr. U.S. Treasury Note (82) December 2020 (13,081,299) 184,236
Total Futures Short Contracts ( $ 170,109,290) $977,324
Total Futures Contracts ( $ 92,791,028) $954,375

Limited Maturity Bond Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
122
Reference Description:
CBOT
-
Chicago Board of Trade
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2020, for Limited Maturity Bond
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 977,324
Total Interest Rate Contracts 977,324
Total Asset Derivatives $977,324
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 22,949
Total Interest Rate Contracts 22,949
Total Liability Derivatives $22,949
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2020, for
Limited Maturity Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (7,712,661)
Total Interest Rate Contracts (7,712,661)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 486,688
Total Credit Contracts 486,688
Total ($7,225,973)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2020, for Limited Maturity Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 500,481
Total Interest Rate Contracts 500,481
Total $500,481
The following table presents Limited Maturity Bond Fund's average volume of derivative activity during the period ended October 31, 2020.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $78,577,410
Futures - Short (143,210,420)
Credit Contracts
Credit Default Swaps - Buy
Protection (20,493)
Credit Default Swaps - Sell
Protection (50,798)

Limited Maturity Bond Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
123
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $89,624 $488,090 $375,976 $201,614 20,161 14.8%
Total Affiliated Short-Term Investments 89,624 201,614 14.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,520 190,331 188,937 2,914 2,914 0.2
Total Collateral Held for Securities Loaned 1,520 2,914 0.2
Total Value $91,144 $204,528
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $(138) $14 $0 $982
Total Income/Non Income Cash from Affiliated Investments $982
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total $(138) $14 $0

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
124
Shares Common Stock ( 99.6% ) Value
Communications Services (10.1%)
10 Alphabet, Inc., Class A
a
$ 16,161
1,815 Auto Trader Group plc
b
13,646
1,200 Avex, Inc. 11,593
2,013 BCE, Inc. 80,895
2,650 Carsales.com, Ltd. 38,716
9,235 Deutsche Telekom AG 140,360
1,746 Elisa Oyj 85,848
252,000 HKT Trust and HKT, Ltd. 325,903
4,200 KDDI Corporation 113,631
24,924 Koninklijke (Royal) KPN NV 67,314
153 Match Group, Inc.
a
17,867
11,500 Nippon Telegraph & Telephone
Corporation 241,912
3,992 Orange SA 44,828
354,226 PCCW, Ltd. 213,115
965 Rogers Communications, Inc. 39,200
13,000 SKY Perfect JSAT Holdings, Inc. 55,497
36,200 SoftBank Corporation 421,277
405 Take-Two Interactive Software,
Inc.
a
62,743
8,855 Telefonica Deutschland Holding
AG 22,335
1,327 Telenet Group Holding NV 51,037
1,236 Telenor ASA 19,099
1,613 T-Mobile US, Inc.
a
176,736
10,800 Verizon Communications, Inc. 615,492
Total 2,875,205
Consumer Discretionary (5.6%)
2,300 ABC-MART, Inc. 116,666
17 Amazon.com, Inc.
a
51,615
13,000 Aoyama Trading Company, Ltd.
a
61,928
168 AutoZone, Inc.
a
189,669
572 Dollar General Corporation 119,382
4,691 Domino's Pizza Group plc 20,141
148 Domino's Pizza, Inc. 55,991
62 Hermes International 57,728
1,055 Home Depot, Inc. 281,379
2,400 McDonald's Corporation 511,200
4,700 Nissan Motor Company, Ltd.
a
16,640
5,000 Onward Holdings Company, Ltd. 9,791
73 O'Reilly Automotive, Inc.
a
31,872
2,900 Sangetsu Company, Ltd. 41,794
1,000 Sankyo Company, Ltd. 25,487
200 T-GAIA Corporation 3,677
105 Yum! Brands, Inc. 9,800
Total 1,604,760
Consumer Staples (16.9%)
477 Carlsberg AS 60,398
854 Church & Dwight Company, Inc. 75,485
1,099 Clorox Company 227,768
4,879 Coca-Cola Company 234,485
3,466 Colgate-Palmolive Company 273,433
601 Costco Wholesale Corporation 214,930
1,198 Hershey Company 164,677
3,745 Hormel Foods Corporation 182,344
17,200 Japan Tobacco, Inc. 323,827
487 Kellogg Company 30,627
377 Kerry Group plc 45,127
764 Kimberly-Clark Corporation 101,299
5,074 Koninklijke Ahold Delhaize NV 139,107
22 Lindt & Spruengli AG 174,426
1,255 McCormick & Company, Inc. 226,540
Shares Common Stock (99.6%) Value
Consumer Staples (16.9%) - continued
982 Mondelez International, Inc. $ 52,164
395 Monster Beverage Corporation
a
30,245
4,276 Nestle SA 480,956
7,211 Orkla ASA 68,070
4,253 PepsiCo, Inc. 566,882
3,666 Procter & Gamble Company 502,609
3,800 Seven & I Holdings Company, Ltd. 115,500
561 Unilever NV 31,626
3,248 Wal-Mart Stores, Inc. 450,660
1,039 Winpak , Ltd. 32,099
837 Woolworths, Ltd. 22,516
Total 4,827,800
Energy (0.5%)
44,600 Eneos Holdings, Inc. 150,493
Total 150,493
Financials (9.2%)
1,400 AEON Financial Service Company,
Ltd. 14,339
173 Alleghany Corporation 94,619
144 Allstate Corporation 12,780
1,197 Aon plc 220,260
2,945 Arthur J. Gallagher & Company 305,426
251 ASX, Ltd. 14,055
248 Baloise Holding AG 33,915
887 Berkshire Hathaway, Inc.
a
179,085
238 Cboe Global Markets, Inc. 19,347
983 Chubb, Ltd. 127,702
629 Cincinnati Financial Corporation 44,495
727 CME Group, Inc. 109,573
790 Deutsche Boerse AG 116,409
119 Erie Indemnity Company 27,711
193 FactSet Research Systems, Inc. 59,154
6,600 Hang Seng Bank, Ltd. 101,680
1,284 Intact Financial Corporation 132,631
16,600 Japan Post Bank Company, Ltd. 132,397
5,900 Japan Post Holdings Company,
Ltd. 40,483
4,762 Laurentian Bank of Canada 93,682
105 Markel Corporation
a
97,944
40 MarketAxess Holdings, Inc. 21,554
3,230 Marsh & McLennan Companies,
Inc. 334,176
1,356 Mizrahi Tefahot Bank, Ltd. 26,442
563 Progressive Corporation 51,740
226 RenaissanceRe Holdings, Ltd. 36,549
767 Ringkjoebing Landbobank AS 58,377
261 St. Galler Kantonalbank AG 110,140
Total 2,616,665
Health Care (14.1%)
668 Abbott Laboratories 70,213
107 Amgen, Inc. 23,213
1,389 Baxter International, Inc. 107,745
52 Bio-Rad Laboratories, Inc.
a
30,494
949 Coloplast AS 138,785
1,230 Danaher Corporation 282,334
1,529 Eli Lilly and Company 199,473
4,392 Gilead Sciences, Inc. 255,395
7,785 GlaxoSmithKline plc 129,998
3,384 Johnson & Johnson 463,980
127 Masimo Corporation
a
28,425
1,627 Medtronic plc 163,627

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
125
Shares Common Stock (99.6%) Value
Health Care (14.1%) - continued
4,981 Merck & Company, Inc. $ 374,621
16 Mettler -Toledo International, Inc.
a
15,967
2,423 Novartis AG 188,806
3,325 Novo Nordisk AS 212,021
612 Regeneron Pharmaceuticals, Inc.
a
332,659
1,269 Roche Holding AG 407,770
200 Sawai Pharmaceutical Company,
Ltd. 9,640
229 Sonova Holding AG
a
54,357
579 Stryker Corporation 116,964
71 Tecan Group AG 33,691
2,200 Toho Holdings Company, Ltd. 40,686
534 UnitedHealth Group, Inc. 162,945
649 Vertex Pharmaceuticals, Inc.
a
135,226
146 Zoetis, Inc. 23,148
Total 4,002,183
Industrials (11.8%)
407 AMETEK, Inc. 39,967
1,533 C.H. Robinson Worldwide, Inc. 135,563
1,281 Canadian National Railway
Company 127,254
458 Geberit AG 260,680
534 General Dynamics Corporation 70,130
908 Honeywell International, Inc. 149,775
484 Illinois Tool Works, Inc. 94,806
5,500 Itochu Enex Company, Ltd. 51,740
8,900 Kamigumi Company, Ltd. 159,229
22,200 Kandenko Company, Ltd. 166,595
1,082 Landstar System, Inc. 134,925
82 Lennox International, Inc. 22,276
548 Lockheed Martin Corporation 191,871
29,600 Marubeni Corporation 154,548
700 Max Company, Ltd. 9,788
5,700 Mitsubishi Corporation 127,175
400 Mitsui & Company, Ltd. 6,265
7,400 Nikkon Holdings Company, Ltd. 141,626
2,300 Nishimatsu Construction
Company, Ltd. 44,678
5,303 RELX plc 104,936
3,828 Republic Services, Inc. 337,515
27 Rockwell Automation, Inc. 6,402
544 SEEK, Ltd.
c
8,234
900 Sumitomo Corporation 9,847
11,900 Takasago Thermal Engineering
Company, Ltd. 157,764
196 Union Pacific Corporation 34,729
1,327 Verisk Analytics, Inc. 236,166
771 Waste Connections, Inc. 76,576
2,330 Waste Management, Inc. 251,430
129 Watsco , Inc. 28,914
400 Yuasa Trading Company, Ltd. 11,396
Total 3,352,800
Information Technology (15.0%)
1,482 Accenture plc 321,461
580 Adobe, Inc.
a
259,318
1,634 Amphenol Corporation 184,381
200 Arista Networks, Inc.
a
41,780
704 Automatic Data Processing, Inc. 111,204
425 Broadridge Financial Solutions,
Inc. 58,480
1,100 Canon Electronics, Inc. 15,176
7,900 Canon, Inc. 137,509
Shares Common Stock (99.6%) Value
Information Technology (15.0%) - continued
2,981 CGI, Inc.
a
$ 184,973
1,856 Cisco Systems, Inc. 66,630
1,283 Citrix Systems, Inc. 145,325
364 Fiserv, Inc.
a
34,751
404 Intuit, Inc. 127,131
894 Jack Henry & Associates, Inc. 132,535
100 Kanematsu Electronics, Ltd. 4,042
1,053 Keysight Technologies, Inc.
a
110,428
1,130 MasterCard, Inc. 326,163
1,738 Microsoft Corporation 351,893
1,481 Motorola Solutions, Inc. 234,087
500 NSD Company, Ltd. 8,782
281 Oracle Corporation 15,767
3,823 Paychex, Inc. 314,442
2,900 Ryosan Company, Ltd. 53,649
870 Synopsys, Inc.
a
186,058
1,956 Texas Instruments, Inc. 282,818
1,709 Thomson Reuters Corporation 132,867
663 Tyler Technologies, Inc.
a
254,844
307 VeriSign, Inc.
a
58,545
718 Visa, Inc. 130,468
Total 4,285,507
Materials (6.0%)
2,280 Agnico Eagle Mines, Ltd. 180,493
12,282 Barrick Gold Corporation 328,368
113 Croda International plc 8,832
2,229 Franco-Nevada Corporation 304,370
5 Givaudan SA 20,390
762 Kirkland Lake Gold, Ltd. 34,717
1,744 Newcrest Mining, Ltd. 36,166
7,256 Newmont Mining Corporation 455,967
5,700 Nippon Steel Trading Corporation 162,470
6 Sherwin-Williams Company 4,128
328 Symrise AG 40,446
12,400 Toray Industries, Inc. 56,109
1,762 Wheaton Precious Metals
Corporation 81,246
Total 1,713,702
Real Estate (3.6%)
357 American Tower Corporation 81,985
103,244 Ascendas REIT 217,857
424 Camden Property Trust 39,110
852 Canadian Apartment Properties
REIT 27,390
205 Crown Castle International
Corporation 32,021
1,100 Daito Trust Construction Company,
Ltd. 100,062
269 FirstService Corporation 36,071
3,600 Link REIT 27,475
79,000 Mapletree Commercial Trust 99,609
26 Mori Trust Sogo REIT, Inc. 31,054
162 Public Storage, Inc. 37,109
2,879 Quebecor, Inc. 66,794
1,991 Realty Income Corporation 115,199
1,241 Swiss Prime Site AG 104,405
Total 1,016,141
Utilities (6.8%)
903 Ameren Corporation 73,251
2,859 American Electric Power
Company, Inc. 257,110

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
126
Shares Common Stock (99.6%) Value
Utilities (6.8%) - continued
5,117 Consolidated Edison, Inc. $ 401,633
769 DTE Energy Company 94,910
750 Duke Energy Corporation 69,083
1,069 Enagas SA 23,073
8,910 Enel SPA 70,839
7,530 NextEra Energy, Inc. 551,271
1,750 Southern Company 100,538
953 WEC Energy Group, Inc. 95,824
2,766 Xcel Energy, Inc. 193,703
Total 1,931,235
Total Common Stock
(cost $27,086,155) 28,376,491
Shares or
Principal
Amount Short-Term Investments ( 0.4% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.060%, 1/12/2021
d,e
99,980
Total Short-Term Investments
(cost $99,988) 99,980
Total Investments (cost
$27,186,143) 100.0% $28,476,471
Other Assets and Liabilities, Net
<0.1% 774
Total Net Assets 100.0% $28,477,245
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $13,646 or 0.0%
of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $2,438,124
Gross unrealized depreciation (1,245,903)
Net unrealized appreciation (depreciation) $1,192,221
Cost for federal income tax purposes $27,283,998

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
127
Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,875,205 888,999 1,986,206 –
Consumer Discretionary 1,604,760 1,250,908 353,852 –
Consumer Staples 4,827,800 3,334,148 1,493,652 –
Energy 150,493 – 150,493 –
Financials 2,616,665 1,742,115 874,550 –
Health Care 4,002,183 2,786,429 1,215,754 –
Industrials 3,352,800 1,811,045 1,533,521 8,234
Information Technology 4,285,507 3,748,509 536,998 –
Materials 1,713,702 845,711 867,991 –
Real Estate 1,016,141 305,424 710,717 –
Utilities 1,931,235 1,837,323 93,912 –
Short-Term Investments 99,980 – 99,980 –
Subtotal Investments in Securities $28,476,471 $18,550,611 $9,917,626 $8,234
Total Investments at Value $28,476,471
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 252 252 – –
Total Liability Derivatives $252 $252 $– $–
The following table presents Low Volatility Equity Fund's futures contracts held as of October 31, 2020. Investments and/or cash totaling $99,980 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 1 December 2020 $ 68,502 ( $ 252)
Total Futures Long Contracts $ 68,502 ( $ 252)
Total Futures Contracts $ 68,502 ($252)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2020, for Low Volatility Equity
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 252
Total Equity Contracts 252
Total Liability Derivatives $252
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
128
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2020, for
Low Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 26,869
Total Equity Contracts 26,869
Total $26,869
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2020, for Low Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (195)
Total Equity Contracts (195)
Total ($195)
The following table presents Low Volatility Equity Fund's average volume of derivative activity during the period ended October 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $254,382
Futures - Short (11,442)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, –% $521 $9,883 $10,404 $– – –%
Total Affiliated Short-Term Investments 521 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 695 695 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $521 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, –% $0 $– $0 $4
Total Income/Non Income Cash from Affiliated Investments $4
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $0 $– $0

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
129
Shares Common Stock ( 98.6% ) Value
Communications Services (3.6%)
1,534 Live Nation Entertainment, Inc.
a
$ 74,859
348 RingCentral, Inc.
a
89,902
341 Take-Two Interactive Software,
Inc.
a
52,828
Total 217,589
Consumer Discretionary (15.9%)
948 Aptiv plc 91,472
556 Bright Horizons Family Solutions,
Inc.
a
87,876
385 Burlington Stores, Inc.
a
74,528
579 Chegg, Inc.
a
42,522
1,095 Chewy, Inc.
a,b
67,452
62 Chipotle Mexican Grill, Inc.
a
74,492
184 Domino's Pizza, Inc. 69,611
242 Etsy, Inc.
a
29,425
503 Five Below, Inc.
a
67,070
228 Lithia Motors, Inc. 52,342
20 NVR, Inc.
a
79,062
654 Ollie's Bargain Outlet Holdings,
Inc.
a
56,957
1,321 Planet Fitness, Inc.
a
78,296
286 TopBuild Corporation
a
43,818
219 Ulta Beauty, Inc.
a
45,282
Total 960,205
Consumer Staples (2.6%)
310 Casey's General Stores, Inc. 52,257
889 Lamb Weston Holdings, Inc. 56,407
632 Monster Beverage Corporation
a
48,392
Total 157,056
Financials (5.0%)
516 Arthur J. Gallagher & Company 53,514
148 First Republic Bank 18,669
454 Interactive Brokers Group, Inc. 21,597
194 Kinsale Capital Group, Inc. 36,369
227 MSCI, Inc. 79,414
221 SVB Financial Group
a
64,245
663 Western Alliance Bancorp 27,315
Total 301,123
Health Care (21.7%)
1,753 ACADIA Pharmaceuticals, Inc.
a
81,427
818 Agios Pharmaceuticals, Inc.
a
32,777
239 Argenx SE ADR
a
59,303
513 Biohaven Pharmaceutical Holding
Company, Ltd.
a
39,737
265 Bio-Techne Corporation 66,889
1,173 Catalent, Inc.
a
102,954
276 Dexcom, Inc.
a
88,204
334 Global Blood Therapeutics, Inc.
a
17,662
935 Guardant Health, Inc.
a
99,727
459 Insulet Corporation
a
102,013
621 LHC Group, Inc.
a
134,478
471 Nevro Corporation
a
70,278
525 PRA Health Sciences, Inc.
a
51,156
221 Sarepta Therapeutics, Inc.
a
30,036
280 Teleflex, Inc. 89,104
530 Veeva Systems, Inc.
a
143,126
570 Zoetis, Inc. 90,373
Shares Common Stock (98.6%) Value
Health Care (21.7%) - continued
346 Zymeworks, Inc.
a
$ 13,536
Total 1,312,780
Industrials (13.7%)
900 A.O. Smith Corporation 46,521
3,523 Arconic, Inc. 60,772
918 ASGN, Inc.
a
61,212
216 Chart Industries, Inc.
a
18,241
270 Generac Holdings, Inc.
a
56,741
591 IDEX Corporation 100,700
842 Mercury Systems, Inc.
a
57,997
481 Old Dominion Freight Line, Inc. 91,568
522 Regal-Beloit Corporation 51,495
1,079 Southwest Airlines Company 42,653
615 Toro Company 50,492
710 Trex Company, Inc.
a
49,373
778 United Rentals, Inc.
a
138,710
Total 826,475
Information Technology (28.0%)
684 Amphenol Corporation 77,182
1,359 Anaplan, Inc.
a
75,221
342 Atlassian Corporation plc
a
65,534
327 Coupa Software, Inc.
a
87,538
641 DocuSign, Inc.
a
129,642
1,532 Elastic NV
a
155,360
188 EPAM Systems, Inc.
a
58,083
590 Euronet Worldwide, Inc.
a
52,416
691 Global Payments, Inc. 108,998
211 Lam Research Corporation 72,179
953 Lumentum Holdings, Inc.
a
78,803
562 MKS Instruments, Inc. 60,915
386 Monolithic Power Systems, Inc. 123,366
303 Nice, Ltd. ADR
a
69,163
272 Okta, Inc.
a
57,074
358 Palo Alto Networks, Inc.
a
79,186
358 Qorvo, Inc.
a
45,595
296 ServiceNow, Inc.
a
147,281
2,639 STMicroelectronics NV ADR 80,595
478 Zscaler, Inc.
a
64,888
Total 1,689,019
Materials (2.7%)
463 Martin Marietta Materials, Inc. 123,320
212 Quaker Chemical Corporation 40,448
Total 163,768
Real Estate (5.4%)
307 Camden Property Trust 28,318
1,657 CBRE Group, Inc.
a
83,513
160 CoStar Group, Inc.
a
131,777
263 Equity Lifestyle Properties, Inc. 15,567
221 SBA Communications Corporation 64,172
Total 323,347
Total Common Stock
(cost $4,858,019) 5,951,362

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
130
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
69,250 Thrivent Cash Management Trust $ 69,250
Total Collateral Held for
Securities Loaned
(cost $69,250) 69,250
Shares Short-Term Investments ( 0.7% ) Value
Thrivent Core Short-Term Reserve
Fund
4,284 0.290% 42,839
Total Short-Term Investments
(cost $42,839) 42,839
Total Investments (cost
$4,970,108) 100.4% $6,063,451
Other Assets and Liabilities, Net
(0.4%) (26,350)
Total Net Assets 100.0% $6,037,101
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of October 31, 2020:
Securities Lending Transactions
Common Stock $ 61,600
Total lending $61,600
Gross amount payable upon return of
collateral for securities loaned $69,250
Net amounts due to counterparty
$7,650
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,191,515
Gross unrealized depreciation (100,797)
Net unrealized appreciation (depreciation) $1,090,718
Cost for federal income tax purposes $4,972,733

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
131
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 217,589 217,589 – –
Consumer Discretionary 960,205 960,205 – –
Consumer Staples 157,056 157,056 – –
Financials 301,123 301,123 – –
Health Care 1,312,780 1,312,780 – –
Industrials 826,475 826,475 – –
Information Technology 1,689,019 1,689,019 – –
Materials 163,768 163,768 – –
Real Estate 323,347 323,347 – –
Subtotal Investments in Securities $5,951,362 $5,951,362 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 42,839
Collateral Held for Securities Loaned 69,250
Subtotal Other Investments $112,089
Total Investments at Value $6,063,451
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
2/28/2020
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $— $4,120 $4,077 $43 4 0.7%
Total Affiliated Short-Term Investments — 43 0.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 73 4 69 69 1.1
Total Collateral Held for Securities Loaned – 69 1.1
Total Value $— $112
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
2/28/2020
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $0 $– $– $1
Total Income/Non Income Cash from Affiliated Investments $1
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $0 $– $–

Mid Cap Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
132
Shares Common Stock ( 98.0% ) Value
Communications Services (5.4%)
958,847 DISH Network Corporation
a
$ 24,441,010
955,278 Twitter, Inc.
a
39,510,298
653,176 Zillow Group, Inc.
a
58,348,212
Total 122,299,520
Consumer Discretionary (12.9%)
342,037 Aptiv plc 33,003,150
160,146 Burlington Stores, Inc.
a
31,001,063
1,046,109 Harley-Davidson, Inc. 34,396,064
205,404 Lululemon Athletica, Inc.
a
65,583,443
16,987 NVR, Inc.
a
67,151,140
175,250 RH
a,b
58,749,057
Total 289,883,917
Consumer Staples (3.5%)
1,593,346 Hain Celestial Group, Inc.
a
48,995,390
452,916 Lamb Weston Holdings, Inc. 28,737,520
Total 77,732,910
Energy (1.7%)
439,047 Valero Energy Corporation 16,951,605
4,777,115 WPX Energy, Inc.
a
22,022,500
Total 38,974,105
Financials (14.0%)
1,715,102 Ally Financial, Inc. 45,758,921
1,434,237 Assured Guaranty, Ltd. 36,616,071
512,513 Interactive Brokers Group, Inc. 24,380,243
411,978 Kemper Corporation 25,402,564
2,862,420 KeyCorp 37,154,212
44,588 Markel Corporation
a
41,591,686
1,497,365 Radian Group, Inc. 26,877,702
944,196 Western Alliance Bancorp 38,900,875
1,147,212 Zions Bancorporations NA 37,020,531
Total 313,702,805
Health Care (12.0%)
271,733 Alexion Pharmaceuticals, Inc.
a
31,287,338
147,285 Align Technology, Inc.
a
62,755,193
336,995 Catalent, Inc.
a
29,578,051
436,332 Edwards Lifesciences Corporation
a
31,280,641
369,444 Jazz Pharmaceuticals, Inc.
a
53,236,880
120,964 Quidel Corporation
a
32,453,432
257,599 Universal Health Services, Inc. 28,219,970
Total 268,811,505
Industrials (17.3%)
1,162,667 Altra Industrial Motion Corporation 49,715,641
2,307,755 Arconic, Inc. 39,808,774
314,920 Heico Corporation 33,082,346
826,126 Nutrien, Ltd. 33,606,805
243,159 Old Dominion Freight Line, Inc. 46,290,179
119,281 Rockwell Automation, Inc. 28,283,911
1,351,877 Southwest Airlines Company 53,439,698
728,510 Timken Company 43,492,047
342,130 United Rentals, Inc.
a
60,998,358
Total 388,717,759
Information Technology (15.0%)
679,299 Advanced Micro Devices, Inc.
a
51,144,422
499,814 Akamai Technologies, Inc.
a
47,542,307
540,236 Alliance Data Systems Corporation 27,843,764
Shares Common Stock (98.0%) Value
Information Technology (15.0%) - continued
159,234 ANSYS, Inc.
a
$ 48,466,052
602,710 Ciena Corporation
a
23,740,747
1,432,984 Dropbox, Inc.
a
26,166,288
150,277 Nice, Ltd. ADR
a,b
34,302,228
2,445,991 Nuance Communications, Inc.
a
78,051,573
Total 337,257,381
Materials (3.7%)
590,356 Ball Corporation 52,541,684
974,186 Steel Dynamics, Inc. 30,667,375
Total 83,209,059
Real Estate (7.0%)
160,839 Alexandria Real Estate Equities,
Inc. 24,370,325
376,287 Camden Property Trust 34,708,713
184,924 Digital Realty Trust, Inc. 26,684,533
835,426 Douglas Emmett, Inc. 19,716,054
817,765 Duke Realty Corporation 31,066,892
1,989,579 Host Hotels & Resorts, Inc. 20,850,788
Total 157,397,305
Utilities (5.5%)
494,993 Alliant Energy Corporation 27,363,213
1,367,980 CenterPoint Energy, Inc. 28,905,417
414,381 CMS Energy Corporation 26,242,749
406,444 Entergy Corporation 41,140,262
Total 123,651,641
Total Common Stock
(cost $1,710,563,794) 2,201,637,907
Shares
Collateral Held for Securities
Loaned ( 3.6% ) Value
82,393,750 Thrivent Cash Management Trust 82,393,750
Total Collateral Held for
Securities Loaned
(cost $82,393,750) 82,393,750
Shares Short-Term Investments ( 2.1% ) Value
Thrivent Core Short-Term Reserve
Fund
4,663,136 0.290% 46,631,363
Total Short-Term Investments
(cost $46,603,225) 46,631,363
Total Investments (cost
$1,839,560,769) 103.7% $2,330,663,020
Other Assets and Liabilities, Net
(3.7%) (83,744,165)
Total Net Assets 100.0% $2,246,918,855
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
133
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of October 31, 2020:
Securities Lending Transactions
Common Stock $ 78,331,597
Total lending $78,331,597
Gross amount payable upon return of
collateral for securities loaned $82,393,750
Net amounts due to counterparty
$4,062,153
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $611,293,101
Gross unrealized depreciation (121,440,151)
Net unrealized appreciation (depreciation) $489,852,950
Cost for federal income tax purposes $1,840,810,070
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 122,299,520 122,299,520 – –
Consumer Discretionary 289,883,917 289,883,917 – –
Consumer Staples 77,732,910 77,732,910 – –
Energy 38,974,105 38,974,105 – –
Financials 313,702,805 313,702,805 – –
Health Care 268,811,505 268,811,505 – –
Industrials 388,717,759 388,717,759 – –
Information Technology 337,257,381 337,257,381 – –
Materials 83,209,059 83,209,059 – –
Real Estate 157,397,305 157,397,305 – –
Utilities 123,651,641 123,651,641 – –
Subtotal Investments in Securities $2,201,637,907 $2,201,637,907 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 46,631,363
Collateral Held for Securities Loaned 82,393,750
Subtotal Other Investments $129,025,113
Total Investments at Value $2,330,663,020
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $78,794 $313,450 $345,482 $46,631 4,663 2.1%
Total Affiliated Short-Term Investments 78,794 46,631 2.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   53,203 512,618 483,427 82,394 82,394 3.6
Total Collateral Held for Securities Loaned 53,203 82,394 3.6
Total Value $131,997 $129,025

Mid Cap Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
134
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $(159) $28 $1 $1,045
Total Income/Non Income Cash from Affiliated Investments $1,045
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 146
Total Affiliated Income from Securities Loaned, Net $146
Total $(159) $28 $1

Mid Cap Value Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
135
Shares Common Stock ( 97.7% ) Value
Communications Services (4.0%)
4,105 Discovery, Inc., Class A
a,b
$ 83,085
6,435 Interpublic Group of Companies,
Inc. 116,409
Total 199,494
Consumer Discretionary (12.3%)
819 Aptiv plc 79,025
2,547 Cedar Fair, LP 66,248
1,151 Dollar Tree, Inc.
b
103,958
1,467 eBay, Inc. 69,873
755 Lear Corporation 91,211
655 Mohawk Industries, Inc.
b
67,590
1,011 Polaris, Inc. 91,860
677 Texas Roadhouse, Inc. 47,410
Total 617,175
Consumer Staples (5.1%)
5,942 Albertsons Companies, Inc.
a
87,288
688 Church & Dwight Company, Inc. 60,812
2,341 Hain Celestial Group, Inc.
b
71,986
589 Sysco Corporation 32,578
Total 252,664
Energy (3.9%)
3,882 Helmerich & Payne, Inc. 57,725
1,867 Marathon Petroleum Corporation 55,077
1,038 Pioneer Natural Resources
Company 82,583
Total 195,385
Financials (19.5%)
1,295 Capital One Financial Corporation 94,639
1,303 Comerica, Inc. 59,299
2,736 Equitable Holdings, Inc. 58,797
3,121 Hartford Financial Services Group,
Inc. 120,221
665 Kemper Corporation 41,004
1,343 Raymond James Financial, Inc. 102,659
1,797 Selective Insurance Group, Inc. 93,552
3,380 Trustmark Corporation 79,058
1,885 Voya Financial, Inc. 90,348
2,865 Wintrust Financial Corporation 141,044
2,876 Zions Bancorporations NA 92,808
Total 973,429
Health Care (8.8%)
2,821 Acadia Healthcare Company, Inc.
b
100,569
635 Alexion Pharmaceuticals, Inc.
b
73,114
1,747 Centene Corporation
b
103,248
356 Jazz Pharmaceuticals, Inc.
b
51,299
862 Zimmer Biomet Holdings, Inc. 113,870
Total 442,100
Industrials (13.3%)
1,447 AGCO Corporation 111,463
1,083 Carlisle Companies, Inc. 134,151
365 JB Hunt Transport Services, Inc. 44,435
487 Lincoln Electric Holdings, Inc. 49,586
1,701 Meritor, Inc.
b
41,402
2,162 Robert Half International, Inc. 109,592
3,293 Southwest Airlines Company 130,172
Shares Common Stock (97.7%) Value
Industrials (13.3%) - continued
129 W.W. Grainger, Inc. $ 45,153
Total 665,954
Information Technology (11.1%)
3,540 Change Healthcare, Inc.
b
50,091
2,148 FLIR Systems, Inc. 74,514
3,182 Juniper Networks, Inc. 62,749
334 Littelfuse, Inc. 66,112
1,235 National Instruments Corporation 38,631
3,261 ON Semiconductor Corporation
b
81,819
1,339 PTC, Inc.
b
112,315
1,847 Western Digital Corporation 69,687
Total 555,918
Materials (7.8%)
4,635 Axalta Coating Systems, Ltd.
b
116,385
2,020 Berry Plastics Group, Inc.
b
94,192
3,052 CF Industries Holdings, Inc. 84,266
304 Eastman Chemical Company 24,575
1,421 Nucor Corporation 67,867
Total 387,285
Real Estate (7.2%)
686 Camden Property Trust 63,276
2,256 CBRE Group, Inc.
b
113,702
1,945 Highwoods Properties, Inc. 57,903
7,056 Host Hotels & Resorts, Inc. 73,947
2,018 Rayonier, Inc. REIT 51,217
Total 360,045
Utilities (4.7%)
4,976 CenterPoint Energy, Inc. 105,143
357 Entergy Corporation 36,135
823 Evergy, Inc. 45,430
1,672 FirstEnergy Corporation 49,692
Total 236,400
Total Common Stock
(cost $4,817,055) 4,885,849
Shares
Collateral Held for Securities
Loaned ( 3.3% ) Value
163,370 Thrivent Cash Management Trust 163,370
Total Collateral Held for
Securities Loaned
(cost $163,370) 163,370
Shares
Registered Investment
Companies ( 1.6% ) Value
Unaffiliated  (1.6%)
2,034 Fidelity US Utilities ETF 80,933
Total 80,933
Total Registered Investment
Companies (cost $78,037) 80,933

Mid Cap Value Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
136
Shares Short-Term Investments ( 0.8% ) Value
Thrivent Core Short-Term Reserve
Fund
4,086 0.290% $ 40,861
Total Short-Term Investments
(cost $40,738) 40,861
Total Investments (cost
$5,099,200) 103.4% $5,171,013
Other Assets and Liabilities, Net
(3.4%) (168,938)
Total Net Assets 100.0% $5,002,075
a All or a portion of the security is on loan.
b Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Value Fund as of October 31, 2020:
Securities Lending Transactions
Common Stock $ 159,176
Total lending $159,176
Gross amount payable upon return of
collateral for securities loaned $163,370
Net amounts due to counterparty
$4,194
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $457,186
Gross unrealized depreciation (385,789)
Net unrealized appreciation (depreciation) $71,397
Cost for federal income tax purposes $5,099,616

Mid Cap Value Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
137
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 199,494 199,494 – –
Consumer Discretionary 617,175 617,175 – –
Consumer Staples 252,664 252,664 – –
Energy 195,385 195,385 – –
Financials 973,429 973,429 – –
Health Care 442,100 442,100 – –
Industrials 665,954 665,954 – –
Information Technology 555,918 555,918 – –
Materials 387,285 387,285 – –
Real Estate 360,045 360,045 – –
Utilities 236,400 236,400 – –
Registered Investment Companies
Unaffiliated 80,933 80,933 – –
Subtotal Investments in Securities $4,966,782 $4,966,782 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 40,861
Collateral Held for Securities Loaned 163,370
Subtotal Other Investments $204,231
Total Investments at Value $5,171,013
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
2/28/2020
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $— $2,074 $2,033 $41 4 0.8%
Total Affiliated Short-Term Investments — 41 0.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 181 18 163 163 3.3
Total Collateral Held for Securities Loaned – 163 3.3
Total Value $— $204
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
2/28/2020
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $0 $0 $– $1
Total Income/Non Income Cash from Affiliated Investments $1
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $0 $0 $–

Moderate Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
138
Principal
Amount Bank Loans ( 1.6% ) Value
% of
Net
Assets
Basic Materials (0.1%)
Other Securities
^
$ 2,710,733 0.1%
Total 2,710,733
Capital Goods (0.2%)
Other Securities
^
4,240,072 0.2%
Total 4,240,072
Communications Services (0.4%)
Other Securities
^
11,929,638 0.4%
Total 11,929,638
Consumer Cyclical (0.2%)
Other Securities
^
6,681,698 0.2%
Total 6,681,698
Consumer Non-Cyclical (0.3%)
Other Securities
^
8,706,380 0.3%
Total 8,706,380
Energy (0.1%)
Other Securities
^
1,715,974 0.1%
Total 1,715,974
Financials (0.1%)
Other Securities
^
3,181,058 0.1%
Total 3,181,058
Technology (0.1%)
Other Securities
^
3,826,734 0.1%
Total 3,826,734
Transportation (0.1%)
Other Securities
^
1,486,931 0.1%
Total 1,486,931
Utilities (<0.1%)
Other Securities
^
1,175,788 <0.1%
Total 1,175,788
Total Bank Loans
(cost $46,974,136) 45,655,006
Shares
Registered Investment
Companies ( 43.3% ) Value
% of
Net
Assets
Unaffiliated  (0.8%)
212,050 Invesco Senior Loan ETF 4,559,075 0.2%
45,750 iShares iBoxx $ Investment
Grade Corporate Bond
ETF
a
6,118,148 0.2%
Shares
Registered Investment
Companies (43.3%) Value
% of
Net
Assets
Unaffiliated  (0.8%) - continued
34,746 SPDR S&P 500 ETF Trust
a
$ 11,345,959 0.4%
Other Securities
^
2,025,952 <0.1%
Total 24,049,134
Affiliated  (42.5%)
7,147,704 Thrivent Core Emerging
Markets Debt Fund 70,118,975 2.4%
1,689,139 Thrivent Core Emerging
Markets Equity Fund
b
17,499,480 0.6%
4,130,276 Thrivent Core International
Equity Fund 34,900,833 1.2%
9,249,734 Thrivent Core Low Volatility
Equity Fund 107,389,407 3.8%
2,271,188 Thrivent Global Stock Fund,
Class S 54,826,479 1.9%
8,793,315 Thrivent High Yield Fund,
Class S 39,481,984 1.4%
13,378,233 Thrivent Income Fund, Class S 133,514,770 4.7%
13,184,695 Thrivent International
Allocation Fund, Class S 121,167,349 4.2%
14,466,170 Thrivent Large Cap Growth
Fund, Class S 235,798,573 8.3%
8,926,945 Thrivent Large Cap Value
Fund, Class S 183,805,794 6.4%
5,440,778 Thrivent Limited Maturity Bond
Fund, Class S 68,880,246 2.4%
4,250,886 Thrivent Mid Cap Stock Fund,
Class S 119,194,841 4.2%
1,285,073 Thrivent Small Cap Stock
Fund, Class S 29,595,229 1.0%
Total 1,216,173,960
Total Registered Investment
Companies (cost
$959,530,565) 1,240,223,094
Principal
Amount
Long-Term Fixed Income
( 31.6% ) Value
% of
Net
Assets
Asset-Backed Securities (1.2%)
Other Securities
^
35,480,070 1.2%
Total 35,480,070
Basic Materials (0.4%)
Other Securities
^
10,695,231 0.4%
Total 10,695,231
Capital Goods (0.6%)
Other Securities
^
16,526,009 0.6%
Total 16,526,009
Collateralized Mortgage Obligations
(1.5%)
Federal National Mortgage
Association - REMIC
$ 1,940,098 3.000%, 12/25/2027, Ser.
2012-137, Class AI
c
116,022 <0.1%

Moderate Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
139
Principal
Amount
Long-Term Fixed Income
(31.6%) Value
% of
Net
Assets
Collateralized Mortgage Obligations
(1.5%) - continued
Toorak Mortgage Corporation
$ 3,500,000 3.721%, 9/25/2022, Ser.
2019-2, Class A1 $ 3,570,017 0.1%
Other Securities
^
39,401,369 1.4%
Total 43,087,408
Commercial Mortgage-Backed Securities
(0.2%)
Federal National Mortgage
Association - ACES
8,998,556 1.770%, 12/25/2028,
Ser. 2020-M11, Class
IO
c,d
1,046,576 0.1%
Other Securities
^
4,945,168 0.1%
Total 5,991,744
Communications Services (1.2%)
Other Securities
^
34,312,501 1.2%
Total 34,312,501
Consumer Cyclical (1.0%)
Other Securities
^
27,124,398 1.0%
Total 27,124,398
Consumer Non-Cyclical (1.4%)
Other Securities
^
41,339,209 1.4%
Total 41,339,209
Energy (0.9%)
Other Securities
^
25,159,595 0.9%
Total 25,159,595
Financials (2.3%)
Other Securities
^
64,904,927 2.3%
Total 64,904,927
Mortgage-Backed Securities (9.1%)
Federal Home Loan Mortgage
Corporation Conventional
30-Yr. Pass Through
14,404,558 3.000%, 3/25/2050 15,067,015 0.5%
8,082,021 3.000%, 4/1/2050 8,453,716 0.3%
Federal National Mortgage
Association
5,478,908 3.500%, 10/1/2048 5,790,053 0.2%
6,252,642 3.500%, 8/1/2049 6,630,304 0.2%
3,192,051 3.500% - 4.500%,
5/1/2048 - 6/1/2049 3,448,242 0.1%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
12,750,000 1.500%, 11/1/2035
e
13,012,969 0.5%
12,850,000 2.000%, 11/1/2035
e
13,323,844 0.5%
Principal
Amount
Long-Term Fixed Income
(31.6%) Value
% of
Net
Assets
Mortgage-Backed Securities (9.1%) -
continued
$ 17,927,000 2.500%, 11/1/2035
e
$ 18,625,523 0.6%
29,100,000 2.000%, 12/1/2035
e
30,136,687 1.1%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
17,050,000 2.000%, 11/1/2050
e,f
17,578,150 0.6%
33,000,000 2.500%, 11/1/2050
e,f
34,383,164 1.2%
48,050,000 2.000%, 12/1/2050
e
49,429,560 1.7%
32,868,000 2.500%, 12/1/2050
e
34,191,707 1.2%
9,690,372 4.000%, 7/1/2048 10,347,247 0.4%
Other Securities
^
368,606 <0.1%
Total 260,786,787
Technology (0.9%)
Other Securities
^
24,581,939 0.9%
Total 24,581,939
Transportation (0.2%)
Other Securities
^
5,760,913 0.2%
Total 5,760,913
U.S. Government & Agencies (9.9%)
U.S. Treasury Bonds
21,400,000 2.875%, 5/15/2028 24,826,508 0.9%
5,090,000 5.250%, 11/15/2028 6,900,529 0.2%
10,000,000 1.625%, 8/15/2029 10,707,031 0.4%
12,500,000 1.500%, 2/15/2030 13,248,047 0.5%
15,871,000 2.500%, 5/15/2046 18,923,068 0.7%
13,950,000 2.875%, 5/15/2049 17,960,625 0.6%
3,790,000 2.250% - 4.375%,
11/15/2027 - 5/15/2042 4,793,609 0.2%
U.S. Treasury Notes
23,940,000 1.500%, 9/30/2021 24,237,380 0.8%
21,720,000 0.125%, 6/30/2022 21,711,516 0.8%
3,710,000 1.875%, 7/31/2022 3,821,590 0.1%
19,860,000 2.000%, 11/30/2022 20,618,714 0.7%
5,270,000 2.500%, 3/31/2023 5,564,996 0.2%
16,750,000 2.500%, 1/31/2024 17,984,004 0.6%
6,640,000 2.125%, 7/31/2024 7,099,353 0.2%
10,000,000 1.250%, 8/31/2024 10,369,922 0.4%
5,740,000 2.250%, 11/15/2024 6,189,110 0.2%
6,340,000 2.125%, 11/30/2024 6,808,318 0.2%
4,625,000 0.250%, 8/31/2025 4,598,623 0.2%
9,100,000 2.625%, 1/31/2026 10,140,812 0.4%
33,940,000 2.500%, 2/28/2026 37,632,301 1.3%
3,700,000 0.500%, 4/30/2027 3,678,031 0.1%
6,265,000 0.125% - 1.375%,
5/31/2021 - 1/31/2025 6,326,370 0.2%
Total 284,140,457

Moderate Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
140
Principal
Amount
Long-Term Fixed Income
(31.6%) Value
% of
Net
Assets
Utilities (0.8%)
Other Securities
^
$ 22,738,767 0.8%
Total 22,738,767
Total Long-Term Fixed
Income
(cost $859,008,276) 902,629,955
Shares Common Stock ( 19.8% ) Value
% of
Net
Assets
Communications Services (0.7%)
Other Securities
^
19,975,589 0.7%
Total 19,975,589
Consumer Discretionary (2.6%)
2,386 Amazon.com, Inc.
b
7,244,254 0.3%
Other Securities
^
67,787,184 2.3%
Total 75,031,438
Consumer Staples (0.6%)
Other Securities
^
16,727,932 0.6%
Total 16,727,932
Energy (0.4%)
Other Securities
^
11,509,579 0.4%
Total 11,509,579
Financials (2.7%)
Other Securities
^
76,185,767 2.7%
Total 76,185,767
Health Care (3.2%)
40,181 Catalent, Inc.
b
3,526,686 0.1%
28,288 Johnson & Johnson 3,878,568 0.2%
26,345 LHC Group, Inc.
b
5,705,010 0.2%
Other Securities
^
78,044,675 2.7%
Total 91,154,939
Industrials (3.2%)
20,314 United Rentals, Inc.
b
3,621,783 0.1%
Other Securities
^
87,866,681 3.1%
Total 91,488,464
Information Technology (4.2%)
83,908 Apple, Inc. 9,134,225 0.3%
46,465 Microsoft Corporation 9,407,769 0.3%
14,134 Monolithic Power Systems,
Inc. 4,517,226 0.2%
Other Securities
^
98,029,134 3.4%
Total 121,088,354
Shares Common Stock (19.8%) Value
% of
Net
Assets
Materials (0.8%)
Other Securities
^
$ 21,779,792 0.8%
Total 21,779,792
Real Estate (1.2%)
Other Securities
^
34,129,630 1.2%
Total 34,129,630
Utilities (0.2%)
Other Securities
^
7,344,423 0.2%
Total 7,344,423
Total Common Stock
(cost $479,536,331) 566,415,907
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
% of
Net
Assets
16,699,116 Thrivent Cash Management
Trust 16,699,116 0.6%
Total Collateral Held for
Securities Loaned
(cost $16,699,116) 16,699,116
Shares or
Principal
Amount
Short-Term Investments
( 11.2% ) Value
% of
Net
Assets
Federal Home Loan Bank
Discount Notes
5,300,000 0.090%, 11/6/2020
g,h
5,299,953 0.2%
3,600,000 0.055%, 11/24/2020
g,h
3,599,824 0.1%
5,200,000 0.057%, 12/9/2020
g,h
5,199,519 0.2%
4,000,000 0.075%, 12/22/2020
g,h
3,999,500 0.1%
4,700,000 0.095%, 1/6/2021
g,h
4,699,151 0.2%
16,800,000 0.055% - 0.092%,
11/4/2020 - 1/12/2021
g,h
16,798,643 0.6%
Thrivent Core Short-Term
Reserve Fund
28,012,796 0.290% 280,127,960 9.8%
U.S. Treasury Bills
1,700,000 0.084% - 0.093%,
11/19/2020 - 1/7/2021
g,i
1,699,797 <0.1%
Total Short-Term
Investments (cost
$321,333,166) 321,424,347
Contracts Options Purchased ( <0.1% ) Value
% of
Net
Assets
Put on 10-Yr. U.S. Treasury
Bond Futures
158
$137.50, expires
12/24/2020 123,438 <0.1%
Total Options Purchased
(cost $65,655) 123,438
Total Investments (cost
$2,683,147,245) 108.1% $3,093,170,863
Other Assets and Liabilities,
Net (8.1%) (231,521,185)
Total Net Assets 100.0% $2,861,649,678

Moderate Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
141
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
d Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f All or a portion of the security was earmarked to cover
written options.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
i At October 31, 2020, $316,957 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 879,143
Common Stock 15,415,848
Total lending $16,294,991
Gross amount payable upon return of
collateral for securities loaned $16,699,116
Net amounts due to counterparty
$404,125
Definitions:
ACES - Alternative Credit Enhancement Securities
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $462,947,398
Gross unrealized depreciation (69,967,078)
Net unrealized appreciation (depreciation) $392,980,320
Cost for federal income tax purposes $2,678,962,058

Moderate Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
142
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,710,733 – 2,193,680 517,053
Capital Goods 4,240,072 – 4,240,072 –
Communications Services 11,929,638 – 11,698,676 230,962
Consumer Cyclical 6,681,698 – 6,681,698 –
Consumer Non-Cyclical 8,706,380 – 8,253,280 453,100
Energy 1,715,974 – 1,715,974 –
Financials 3,181,058 – 2,917,047 264,011
Technology 3,826,734 – 3,826,734 –
Transportation 1,486,931 – 1,486,931 –
Utilities 1,175,788 – 1,175,788 –
Registered Investment Companies
Unaffiliated 24,049,134 24,049,134 – –
Affiliated 986,265,265 986,265,265 – –
Long-Term Fixed Income
Asset-Backed Securities 35,480,070 – 35,480,070 –
Basic Materials 10,695,231 – 10,695,231 –
Capital Goods 16,526,009 – 16,526,009 –
Collateralized Mortgage Obligations 43,087,408 – 43,087,408 –
Commercial Mortgage-Backed Securities 5,991,744 – 5,991,744 –
Communications Services 34,312,501 – 34,312,501 –
Consumer Cyclical 27,124,398 – 27,124,398 –
Consumer Non-Cyclical 41,339,209 – 41,339,209 –
Energy 25,159,595 – 25,159,595 –
Financials 64,904,927 – 64,904,927 –
Mortgage-Backed Securities 260,786,787 – 260,786,787 –
Technology 24,581,939 – 24,581,939 –
Transportation 5,760,913 – 5,760,913 –
U.S. Government & Agencies 284,140,457 – 284,140,457 –
Utilities 22,738,767 – 22,738,767 –
Common Stock
Communications Services 19,975,589 19,975,589 – –
Consumer Discretionary 75,031,438 75,031,438 – –
Consumer Staples 16,727,932 16,727,932 – –
Energy 11,509,579 11,509,579 – –
Financials 76,185,767 74,898,824 1,286,943 –
Health Care 91,154,939 91,154,939 – –
Industrials 91,488,464 91,488,464 – –
Information Technology 121,088,354 120,235,532 852,822 –
Materials 21,779,792 21,416,581 363,209 2
Real Estate 34,129,630 34,129,630 – –
Utilities 7,344,423 7,344,423 – –
Short-Term Investments 41,296,387 – 41,296,387 –
Options Purchased 123,438 123,438 – –
Subtotal Investments in Securities $2,566,435,092 $1,574,350,768 $990,619,196 $1,465,128
Other Investments  * Total
Affiliated Short-Term Investments 280,127,960
Affiliated Registered Investment Companies 229,908,695
Collateral Held for Securities Loaned 16,699,116
Subtotal Other Investments $526,735,771
Total Investments at Value $3,093,170,863
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
143
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 617,695 617,695 – –
Total Asset Derivatives $617,695 $617,695 $– $–
Liability Derivatives
Futures Contracts 21,899,510 21,899,510 – –
Call Options Written 69,594 – – 69,594
Total Liability Derivatives $21,969,104 $21,899,510 $– $69,594
The following table presents Moderate Allocation Fund's futures contracts held as of October 31, 2020. Investments and/or cash totaling
$39,623,590 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 249 December 2020 $ 55,006,421 ( $ 16,327)
CBOT 5-Yr. U.S. Treasury Note 89 December 2020 11,206,629 (28,090)
CBOT U.S. Long Bond 192 December 2020 34,100,721 (986,721)
CME E-mini Russell 2000 Index 7 December 2020 521,340 16,540
CME E-mini S&P 500 Index 1,767 December 2020 295,424,387 (6,988,143)
CME E-mini S&P Mid-Cap 400 Index 2 December 2020 369,862 9,258
ICE mini MSCI EAFE Index 931 December 2020 88,406,039 (5,365,494)
ICE US mini MSCI Emerging Markets Index 1,381 December 2020 77,239,554 (1,153,359)
Total Futures Long Contracts $ 562,274,953 ( $ 14,512,336)
CBOT 10-Yr. U.S. Treasury Note (115) December 2020 ( $ 16,027,812) $ 132,656
CME E-mini Russell 2000 Index (2,239) December 2020 (168,247,551) (3,797,209)
CME E-mini S&P Mid-Cap 400 Index (856) December 2020 (158,699,194) (3,564,167)
CME Ultra Long Term U.S. Treasury Bond (42) December 2020 (9,460,033) 430,033
Ultra 10-Yr. U.S. Treasury Note (13) December 2020 (2,073,864) 29,208
Total Futures Short Contracts ( $ 354,508,454) ($6,769,479)
Total Futures Contracts $ 207,766,499 ($21,281,815)
The following table presents Moderate Allocation Fund's options contracts held as of October 31, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Bond
Futures MSC 158.00 $137.50
December
2020 21,776,844 $ 123,438 $ 57,783
Total Options Purchased Contracts $123,438 $57,783
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (15.30) $ 102.78
November
2020 (15,773,942) ( $ 68,183) $ 22,661
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (11.25) 104.64
November
2020 (11,721,533) (1,411) 30,669
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($69,594) $53,330
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderate Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
144
Counterparty:
MSC
-
Morgan Stanley & Company
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2020, for Moderate Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 25,798
Total Equity Contracts 25,798
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 591,897
Options Written Net Assets - Distributable earnings/(accumulated loss) 53,330
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 57,783
Total Interest Rate Contracts 703,010
Total Asset Derivatives $728,808
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 20,868,372
Total Equity Contracts 20,868,372
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,031,138
Total Interest Rate Contracts 1,031,138
Total Liability Derivatives $21,899,510
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2020, for
Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 119,375
Futures Net realized gains/(losses) on Futures contracts 4,426,732
Total Interest Rate Contracts 4,546,107
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 48,071,791
Total Equity Contracts 48,071,791
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (232,864)
Total Foreign Exchange Contracts (232,864)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 906,502
Total Credit Contracts 906,502
Total $53,291,536

Moderate Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
145
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2020, for Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (26,356,512)
Total Equity Contracts (26,356,512)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 53,330
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (99,825)
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments 57,783
Total Interest Rate Contracts 11,288
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (276,520)
Total Foreign Exchange Contracts (276,520)
Total ($26,621,744)
The following table presents Moderate Allocation Fund's average volume of derivative activity during the period ended October 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $419,995,938
Futures - Short (279,569,004)
Interest Rate Contracts
Futures - Long 112,891,514
Futures - Short (39,008,234)
Options Purchased 1,074,830
Options Written (11,207,498)
Foreign Exchange Contracts
Futures - Long 24,278,136
Credit Contracts
Credit Default Swaps - Buy
Protection (42,427)
Credit Default Swaps - Sell
Protection (105,317)

Moderate Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
146
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $51,746 $17,813 $– $70,119 7,148 2.4%
Core Emerging Markets Equity* — 16,899 – 17,499 1,689 0.6
Core International Equity 22,078 16,639 – 34,901 4,130 1.2
Core Low Volatility Equity 79,651 32,111 – 107,389 9,250 3.8
Global Stock, Class S 53,135 6,513 – 54,826 2,271 1.9
High Yield, Class S 39,438 2,046 – 39,482 8,793 1.4
Income, Class S 123,505 4,334 – 133,515 13,378 4.7
International Allocation, Class S 131,555 3,395 – 121,167 13,185 4.2
Large Cap Growth, Class S 176,773 8,636 – 235,799 14,466 8.3
Large Cap Value, Class S 198,943 3,842 – 183,806 8,927 6.4
Limited Maturity Bond, Class S 66,637 1,482 – 68,880 5,441 2.4
Mid Cap Stock, Class S 112,060 3,209 – 119,195 4,251 4.2
Small Cap Stock, Class S 28,853 2,478 – 29,595 1,285 1.0
Total Affiliated Registered Investment
Companies 1,084,374 1,216,173 42.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% 347,257 637,534 704,579 280,128 28,013 9.8
Total Affiliated Short-Term Investments 347,257 280,128 9.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,533 489,113 480,947 16,699 16,699 0.6
Total Collateral Held for Securities Loaned 8,533 16,699 0.6
Total Value $1,440,164 $1,513,000
*   Non-income producing security.
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $560 $– $2,865
Core Emerging Markets Equity* – 600 – –
Core International Equity – (3,816) – 861
Core Low Volatility Equity Fund – (4,373) 2,502 1,610
Global Stock, Class S – (4,822) 5,606 907
High Yield, Class S – (2,002) – 2,045
Income, Class S – 5,676 568 3,766
International Allocation, Class S – (13,783) – 3,396
Large Cap Growth, Class S – 50,390 8,636 –
Large Cap Value, Class S – (18,979) – 3,842
Limited Maturity Bond, Class S – 761 – 1,482
Mid Cap Stock, Class S – 3,926 2,766 442
Small Cap Stock, Class S – (1,736) 2,341 136
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% (176) 92 2 3,723
Total Income/Non Income Cash from Affiliated Investments $25,075
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 118
Total Affiliated Income from Securities Loaned, Net $118
Total $(176) $12,494 $22,421
*   Non-income producing security.

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
147
Principal
Amount Bank Loans ( 0.9% ) Value
% of
Net
Assets
Basic Materials (0.1%)
Other Securities
^
$ 1,634,536 0.1%
Total 1,634,536
Capital Goods (0.1%)
Other Securities
^
2,316,960 0.1%
Total 2,316,960
Communications Services (0.2%)
Other Securities
^
6,987,127 0.2%
Total 6,987,127
Consumer Cyclical (0.1%)
Other Securities
^
4,068,555 0.1%
Total 4,068,555
Consumer Non-Cyclical (0.2%)
Other Securities
^
4,988,374 0.2%
Total 4,988,374
Energy (<0.1%)
Other Securities
^
1,001,097 <0.1%
Total 1,001,097
Financials (0.1%)
Other Securities
^
1,754,610 0.1%
Total 1,754,610
Technology (0.1%)
Other Securities
^
2,454,288 0.1%
Total 2,454,288
Transportation (<0.1%)
Other Securities
^
950,559 <0.1%
Total 950,559
Utilities (<0.1%)
Other Securities
^
666,035 <0.1%
Total 666,035
Total Bank Loans
(cost $27,811,651) 26,822,141
Shares
Registered Investment
Companies ( 49.6% ) Value
% of
Net
Assets
Unaffiliated  (0.7%)
48,624 SPDR S&P 500 ETF Trust 15,877,681 0.5%
Other Securities
^
5,541,143 0.2%
Total 21,418,824
Shares
Registered Investment
Companies (49.6%) Value
% of
Net
Assets
Affiliated  (48.9%)
4,426,023 Thrivent Core Emerging
Markets Debt Fund $ 43,419,285 1.4%
2,500,433 Thrivent Core Emerging
Markets Equity Fund
a
25,904,487 0.8%
9,262,251 Thrivent Core International
Equity Fund 78,266,018 2.5%
13,326,580 Thrivent Core Low Volatility
Equity Fund 154,721,599 4.9%
5,806,792 Thrivent Global Stock Fund,
Class S 140,175,969 4.4%
5,026,216 Thrivent High Yield Fund,
Class S 22,567,710 0.7%
7,401,505 Thrivent Income Fund, Class S 73,867,023 2.3%
24,592,671 Thrivent International
Allocation Fund, Class S 226,006,643 7.2%
18,377,514 Thrivent Large Cap Growth
Fund, Class S 299,553,485 9.5%
10,485,572 Thrivent Large Cap Value
Fund, Class S 215,897,928 6.8%
3,031,225 Thrivent Limited Maturity Bond
Fund, Class S 38,375,302 1.2%
6,524,255 Thrivent Mid Cap Stock Fund,
Class S 182,940,103 5.8%
1,979,441 Thrivent Small Cap Stock
Fund, Class S 45,586,533 1.4%
Total 1,547,282,085
Total Registered Investment
Companies (cost
$1,261,160,069) 1,568,700,909
Shares Common Stock ( 25.7% ) Value
% of
Net
Assets
Communications Services (0.8%)
2,949 Alphabet, Inc., Class A
a
4,765,908 0.2%
Other Securities
^
19,701,400 0.6%
Total 24,467,308
Consumer Discretionary (3.5%)
3,304 Amazon.com, Inc.
a
10,031,440 0.3%
32,524 Five Below, Inc.
a
4,336,750 0.2%
1,156 NVR, Inc.
a
4,569,772 0.2%
Other Securities
^
90,427,001 2.8%
Total 109,364,963
Consumer Staples (0.8%)
Other Securities
^
24,124,698 0.8%
Total 24,124,698
Energy (0.4%)
Other Securities
^
13,803,407 0.4%
Total 13,803,407

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
148
Shares Common Stock (25.7%) Value
% of
Net
Assets
Financials (3.3%)
125,254 Western Alliance Bancorp $ 5,160,465 0.2%
Other Securities
^
100,390,855 3.1%
Total 105,551,320
Health Care (4.1%)
67,449 Catalent , Inc.
a
5,919,999 0.2%
41,511 Guardant Health, Inc.
a
4,427,563 0.2%
48,504 LHC Group, Inc.
a
10,503,541 0.3%
16,314 Veeva Systems, Inc.
a
4,405,596 0.2%
Other Securities
^
103,619,427 3.2%
Total 128,876,126
Industrials (4.3%)
120,637 Altra Industrial Motion
Corporation 5,158,438 0.2%
70,136 ASGN, Inc.
a
4,676,668 0.1%
56,209 Lincoln Electric Holdings, Inc. 5,723,200 0.2%
190,776 Meritor, Inc.
a
4,643,488 0.1%
28,150 United Rentals, Inc.
a
5,018,864 0.2%
Other Securities
^
109,839,800 3.5%
Total 135,060,458
Information Technology (5.6%)
99,837 Apple, Inc. 10,868,256 0.4%
63,330 Dolby Laboratories, Inc. 4,754,816 0.2%
48,432 Microsoft Corporation 9,806,027 0.3%
21,745 Monolithic Power Systems,
Inc. 6,949,702 0.2%
9,145 ServiceNow , Inc.
a
4,550,278 0.2%
Other Securities
^
140,371,776 4.3%
Total 177,300,855
Materials (1.0%)
Other Securities
^
32,103,164 1.0%
Total 32,103,164
Real Estate (1.6%)
Other Securities
^
49,700,209 1.6%
Total 49,700,209
Utilities (0.3%)
Other Securities
^
10,189,743 0.3%
Total 10,189,743
Total Common Stock
(cost $671,349,030) 810,542,251
Principal
Amount
Long-Term Fixed Income
( 18.4% ) Value
% of
Net
Assets
Asset-Backed Securities (0.7%)
Other Securities
^
$ 22,614,919 0.7%
Total 22,614,919
Basic Materials (0.2%)
Other Securities
^
7,303,511 0.2%
Total 7,303,511
Capital Goods (0.4%)
Other Securities
^
11,040,663 0.4%
Total 11,040,663
Collateralized Mortgage Obligations
(0.8%)
Federal National Mortgage
Association - REMIC
$ 1,164,059 3.000%, 12/25/2027, Ser.
2012-137, Class AI
b
69,613 <0.1%
Other Securities
^
24,782,983 0.8%
Total 24,852,596
Commercial Mortgage-Backed Securities
(0.2%)
Federal National Mortgage
Association - ACES
5,999,037 1.770%, 12/25/2028,
Ser. 2020-M11, Class
IO
b,c
697,717 <0.1%
Other Securities
^
3,867,579 0.2%
Total 4,565,296
Communications Services (0.7%)
Other Securities
^
22,543,883 0.7%
Total 22,543,883
Consumer Cyclical (0.6%)
Other Securities
^
18,579,374 0.6%
Total 18,579,374
Consumer Non-Cyclical (0.9%)
Other Securities
^
28,039,224 0.9%
Total 28,039,224
Energy (0.5%)
Other Securities
^
16,934,455 0.5%
Total 16,934,455
Financials (1.4%)
Other Securities
^
44,901,443 1.4%
Total 44,901,443

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
149
Principal
Amount
Long-Term Fixed Income
(18.4%) Value
% of
Net
Assets
Mortgage-Backed Securities (5.2%)
Federal Home Loan Mortgage
Corporation Conventional
30-Yr. Pass Through
$ 8,864,344 3.000%, 3/25/2050 $ 9,272,009 0.3%
5,045,285 3.000%, 4/1/2050 5,277,320 0.2%
Federal National Mortgage
Association
4,149,278 3.500%, 8/1/2049 4,399,895 0.1%
5,667,958 3.500% - 4.500%,
5/1/2048 - 6/1/2049 6,040,816 0.2%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
7,775,000 1.500%, 11/1/2035
d
7,935,359 0.2%
7,000,000 2.000%, 11/1/2035
d
7,258,125 0.2%
9,582,000 2.500%, 11/1/2035
d
9,955,361 0.3%
20,700,000 2.000%, 12/1/2035
d
21,437,438 0.7%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
11,400,000 2.000%, 11/1/2050
d,e
11,753,133 0.4%
21,500,000 2.500%, 11/1/2050
d,e
22,401,152 0.7%
30,150,000 2.000%, 12/1/2050
d
31,015,635 1.0%
19,953,000 2.500%, 12/1/2050
d
20,756,576 0.7%
6,671,744 4.000%, 7/1/2048 7,123,998 0.2%
Other Securities
^
54,608 <0.1%
Total 164,681,425
Technology (0.5%)
Other Securities
^
16,422,882 0.5%
Total 16,422,882
Transportation (0.1%)
Other Securities
^
4,102,081 0.1%
Total 4,102,081
U.S. Government & Agencies (5.7%)
U.S. Treasury Bonds
4,485,000 2.250%, 11/15/2027 4,980,102 0.2%
7,300,000 2.875%, 5/15/2028 8,468,856 0.3%
4,600,000 1.625%, 8/15/2029 4,925,234 0.2%
4,100,000 1.500%, 2/15/2030 4,345,359 0.1%
6,780,000 3.000%, 5/15/2042 8,727,926 0.3%
12,618,000 2.500%, 5/15/2046 15,044,501 0.5%
10,050,000 2.875%, 5/15/2049 12,939,375 0.4%
2,685,000 4.375% - 5.250%,
11/15/2028 - 5/15/2040 3,837,977 0.2%
U.S. Treasury Notes
6,040,000 1.125%, 8/31/2021 6,089,547 0.2%
7,440,000 1.875%, 7/31/2022 7,663,781 0.2%
4,750,000 2.500%, 3/31/2023 5,015,889 0.2%
6,560,000 2.500%, 1/31/2024 7,043,288 0.2%
4,360,000 2.125%, 11/30/2024 4,682,061 0.1%
17,550,000 2.875%, 5/31/2025 19,562,766 0.6%
5,715,000 2.625%, 1/31/2026 6,368,653 0.2%
40,970,000 2.500%, 2/28/2026 45,427,088 1.4%
Principal
Amount
Long-Term Fixed Income
(18.4%) Value
% of
Net
Assets
U.S. Government & Agencies (5.7%) -
continued
$ 13,475,000 0.125% - 2.250%,
5/31/2021 - 4/30/2027 $ 13,868,582 0.4%
Total 178,990,985
Utilities (0.5%)
Other Securities
^
15,262,518 0.5%
Total 15,262,518
Total Long-Term Fixed
Income
(cost $547,072,254) 580,835,255
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
% of
Net
Assets
7,754,296 Thrivent Cash Management
Trust 7,754,296 0.2%
Total Collateral Held for
Securities Loaned
(cost $7,754,296) 7,754,296
Shares or
Principal
Amount
Short-Term Investments
( 9.7% ) Value
% of
Net
Assets
Federal Home Loan Bank
Discount Notes
5,800,000 0.090%, 11/6/2020
f,g
5,799,948 0.2%
9,000,000 0.070%, 11/18/2020
f,g
8,999,680 0.3%
5,700,000 0.060%, 1/12/2021
f,g
5,698,876 0.2%
21,200,000 0.055% - 0.096%,
11/4/2020 - 1/15/2021
f,g
21,198,287 0.6%
Thrivent Core Short-Term
Reserve Fund
26,382,997 0.290% 263,829,969 8.4%
U.S. Treasury Bills
400,000 0.085% - 0.093%,
11/19/2020 - 12/3/2020
f
399,981 <0.1%
Total Short-Term
Investments (cost
$305,818,761) 305,926,741
Contracts Options Purchased ( <0.1% ) Value
% of
Net
Assets
Put on 10-Yr. U.S. Treasury
Bond Futures
111
$137.50, expires
12/24/2020 86,719 <0.1%
Total Options Purchased
(cost $46,125) 86,719
Total Investments (cost
$2,821,012,186) 104.5% $3,300,668,312
Other Assets and Liabilities,
Net (4.5%) (142,245,601)
Total Net Assets 100.0% $3,158,422,711

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
150
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Non-income producing security.
b Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
c Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e All or a portion of the security was earmarked to cover
written options.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 211,024
Common Stock 5,622,870
Total lending $5,833,894
Gross amount payable upon return of
collateral for securities loaned $7,754,296
Net amounts due to counterparty
$1,920,402
Definitions:
ACES - Alternative Credit Enhancement Securities
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $569,269,577
Gross unrealized depreciation (112,120,014)
Net unrealized appreciation (depreciation) $457,149,563
Cost for federal income tax purposes $2,823,682,794

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
151
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,634,536 – 1,304,703 329,833
Capital Goods 2,316,960 – 2,316,960 –
Communications Services 6,987,127 – 6,853,086 134,041
Consumer Cyclical 4,068,555 – 4,068,555 –
Consumer Non-Cyclical 4,988,374 – 4,712,574 275,800
Energy 1,001,097 – 1,001,097 –
Financials 1,754,610 – 1,584,103 170,507
Technology 2,454,288 – 2,454,288 –
Transportation 950,559 – 950,559 –
Utilities 666,035 – 666,035 –
Registered Investment Companies
Unaffiliated 21,418,824 21,418,824 – –
Affiliated 1,244,970,696 1,244,970,696 – –
Common Stock
Communications Services 24,467,308 23,894,633 572,675 –
Consumer Discretionary 109,364,963 108,455,674 909,289 –
Consumer Staples 24,124,698 23,527,128 597,570 –
Energy 13,803,407 13,404,765 398,642 –
Financials 105,551,320 102,559,352 2,991,968 –
Health Care 128,876,126 127,534,076 1,342,050 –
Industrials 135,060,458 133,317,849 1,718,256 24,353
Information Technology 177,300,855 176,313,756 987,099 –
Materials 32,103,164 30,137,477 1,965,685 2
Real Estate 49,700,209 49,244,473 455,736 –
Utilities 10,189,743 10,137,103 52,640 –
Long-Term Fixed Income
Asset-Backed Securities 22,614,919 – 22,614,919 –
Basic Materials 7,303,511 – 7,303,511 –
Capital Goods 11,040,663 – 11,040,663 –
Collateralized Mortgage Obligations 24,852,596 – 24,852,596 –
Commercial Mortgage-Backed Securities 4,565,296 – 4,565,296 –
Communications Services 22,543,883 – 22,543,883 –
Consumer Cyclical 18,579,374 – 18,579,374 –
Consumer Non-Cyclical 28,039,224 – 28,039,224 –
Energy 16,934,455 – 16,934,455 –
Financials 44,901,443 – 44,901,443 –
Mortgage-Backed Securities 164,681,425 – 164,681,425 –
Technology 16,422,882 – 16,422,882 –
Transportation 4,102,081 – 4,102,081 –
U.S. Government & Agencies 178,990,985 – 178,990,985 –
Utilities 15,262,518 – 15,262,518 –
Short-Term Investments 42,096,772 – 42,096,772 –
Options Purchased 86,719 86,719 – –
Subtotal Investments in Securities $2,726,772,658 $2,065,002,525 $660,835,597 $934,536
Other Investments  * Total
Affiliated Short-Term Investments 263,829,969
Affiliated Registered Investment Companies 302,311,389
Collateral Held for Securities Loaned 7,754,296
Subtotal Other Investments $573,895,654
Total Investments at Value $3,300,668,312
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
152
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,702,892 1,702,892 – –
Total Asset Derivatives $1,702,892 $1,702,892 $– $–
Liability Derivatives
Futures Contracts 21,575,496 21,575,496 – –
Call Options Written 51,712 – – 51,712
Total Liability Derivatives $21,627,208 $21,575,496 $– $51,712
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of October 31, 2020. Investments and/or cash totaling $41,696,791 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 27 December 2020 $ 3,737,056 ( $ 5,149)
CBOT 2-Yr. U.S. Treasury Note 230 December 2020 50,809,144 (15,081)
CME E-mini Russell 2000 Index 8 December 2020 595,817 18,903
CME E-mini S&P 500 Index 2,538 December 2020 424,642,932 (10,352,502)
CME E-mini S&P Mid-Cap 400 Index 3 December 2020 574,986 (6,306)
ICE US mini MSCI Emerging Markets Index 1,687 December 2020 94,272,207 (1,326,942)
Total Futures Long Contracts $ 574,632,142 ( $ 11,687,077)
CBOT 5-Yr. U.S. Treasury Note (108) December 2020 ( $ 13,598,414) $ 33,445
CBOT U.S. Long Bond (12) December 2020 (2,080,086) 10,461
CME E-mini Russell 2000 Index (3,399) December 2020 (255,914,257) (5,264,903)
CME E-mini S&P Mid-Cap 400 Index (1,106) December 2020 (205,048,748) (4,604,613)
CME Ultra Long Term U.S. Treasury Bond (17) December 2020 (3,829,061) 174,061
ICE mini MSCI EAFE Index (241) December 2020 (22,849,678) 1,353,683
Ultra 10-Yr. U.S. Treasury Note (50) December 2020 (7,976,401) 112,339
Total Futures Short Contracts ( $ 511,296,645) ($8,185,527)
Total Futures Contracts $ 63,335,497 ($19,872,604)
The following table presents Moderately Aggressive Allocation Fund's options contracts held as of October 31, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Bond
Futures MSC 111.00 $137.50
December
2020 15,298,922 $ 86,719 $ 40,594
Total Options Purchased Contracts $86,719 $40,594
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (11.40) $ 102.78
November
2020 (11,753,133) ( $ 50,802) $ 16,885
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (7.25) 104.64
November
2020 (7,553,877) (910) 19,764
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($51,712) $36,649
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
153
Counterparty:
MSC
-
Morgan Stanley & Company
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2020, for Moderately Aggressive
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 330,306
Options Written Net Assets - Distributable earnings/(accumulated loss) 36,649
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 40,594
Total Interest Rate Contracts 407,549
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,372,586
Total Equity Contracts 1,372,586
Total Asset Derivatives $1,780,135
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 21,555,266
Total Equity Contracts 21,555,266
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 20,230
Total Interest Rate Contracts 20,230
Total Liability Derivatives $21,575,496
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2020, for
Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 77,500
Futures Net realized gains/(losses) on Futures contracts (135,502)
Total Interest Rate Contracts (58,002)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 43,779,509
Total Equity Contracts 43,779,509
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (1,009,690)
Total Foreign Exchange Contracts (1,009,690)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 571,113
Total Credit Contracts 571,113
Total $43,282,930

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
154
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2020, for Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (24,430,349)
Total Equity Contracts (24,430,349)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 36,649
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 208,835
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments 40,594
Total Interest Rate Contracts 286,078
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (187,826)
Total Foreign Exchange Contracts (187,826)
Total ($24,332,097)
The following table presents Moderately Aggressive Allocation Fund's average volume of derivative activity during the period ended October
31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $541,342,741
Futures - Short (461,934,266)
Interest Rate Contracts
Futures - Long 58,701,413
Futures - Short (32,578,611)
Options Purchased 755,102
Options Written (7,740,228)
Foreign Exchange Contracts
Futures - Long 34,339,388
Credit Contracts
Credit Default Swaps - Buy
Protection (26,430)
Credit Default Swaps - Sell
Protection (66,658)

Moderately Aggressive Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
155
.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $34,725 $8,254 $– $43,419 4,426 1.4%
Core Emerging Markets Equity* — 24,800 – 25,904 2,500 0.8
Core International Equity 86,307 3,365 – 78,266 9,262 2.5
Core Low Volatility Equity 109,491 51,653 – 154,722 13,327 4.9
Global Stock, Class S 135,852 16,651 – 140,176 5,807 4.4
High Yield, Class S 22,543 1,169 – 22,568 5,026 0.7
Income, Class S 68,329 2,398 – 73,867 7,402 2.3
International Allocation, Class S 245,381 6,336 – 226,007 24,593 7.2
Large Cap Growth, Class S 224,569 10,970 – 299,553 18,378 9.5
Large Cap Value, Class S 233,679 4,512 – 215,898 10,486 6.8
Limited Maturity Bond, Class S 37,125 826 – 38,375 3,031 1.2
Mid Cap Stock, Class S 171,989 4,925 – 182,940 6,524 5.8
Small Cap Stock, Class S 44,444 3,817 – 45,587 1,979 1.4
Total Affiliated Registered Investment
Companies 1,414,434 1,547,282 48.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% 338,384 540,579 615,096 263,830 26,383 8.4
Total Affiliated Short-Term Investments 338,384 263,830 8.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   14,572 459,933 466,751 7,754 7,754 0.2
Total Collateral Held for Securities Loaned 14,572 7,754 0.2
Total Value $1,767,390 $1,818,866
*   Non-income producing security.
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $440 $– $1,816
Core Emerging Markets Equity* – 1,104 – –
Core International Equity – (11,406) – 3,366
Core Low Volatility Equity Fund – (6,422) 3,440 2,213
Global Stock, Class S – (12,327) 14,333 2,318
High Yield, Class S – (1,144) – 1,169
Income, Class S – 3,140 314 2,084
International Allocation, Class S – (25,710) – 6,335
Large Cap Growth, Class S – 64,014 10,971 –
Large Cap Value, Class S – (22,293) – 4,512
Limited Maturity Bond, Class S – 424 – 826
Mid Cap Stock, Class S – 6,026 4,246 678
Small Cap Stock, Class S – (2,674) 3,606 210
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% (146) 109 2 3,680
Total Income/Non Income Cash from Affiliated Investments $29,207
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 142
Total Affiliated Income from Securities Loaned, Net $142
Total $(146) $(6,719) $36,912
*   Non-income producing security.

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
156
Principal
Amount Bank Loans ( 2.1% ) Value
% of
Net
Assets
Basic Materials (0.1%)
Other Securities
^
$ 1,247,002 0.1%
Total 1,247,002
Capital Goods (0.2%)
Other Securities
^
1,974,121 0.2%
Total 1,974,121
Communications Services (0.5%)
Other Securities
^
5,745,233 0.5%
Total 5,745,233
Consumer Cyclical (0.3%)
Other Securities
^
3,376,741 0.3%
Total 3,376,741
Consumer Non-Cyclical (0.4%)
Other Securities
^
4,718,238 0.4%
Total 4,718,238
Energy (0.1%)
Other Securities
^
897,590 0.1%
Total 897,590
Financials (0.2%)
Other Securities
^
1,875,962 0.2%
Total 1,875,962
Technology (0.2%)
Other Securities
^
1,853,397 0.2%
Total 1,853,397
Transportation (0.1%)
Other Securities
^
736,608 0.1%
Total 736,608
Utilities (<0.1%)
Other Securities
^
615,822 <0.1%
Total 615,822
Total Bank Loans
(cost $23,646,344) 23,040,714
Principal
Amount
Long-Term Fixed Income
( 42.2% ) Value
% of
Net
Assets
Asset-Backed Securities (1.9%)
Other Securities
^
20,203,244 1.9%
Total 20,203,244
Principal
Amount
Long-Term Fixed Income
(42.2%) Value
% of
Net
Assets
Basic Materials (0.5%)
Other Securities
^
$ 4,939,433 0.5%
Total 4,939,433
Capital Goods (0.7%)
Other Securities
^
7,701,697 0.7%
Total 7,701,697
Collateralized Mortgage Obligations
(1.8%)
Credit Suisse Mortgage Trust
$ 1,174,649 3.503%, 2/25/2060, Ser.
2020-RPL2, Class A12
a,b
1,174,763 0.1%
Federal Home Loan Mortgage
Corporation - REMIC
6,232,808 2.000% - 3.000%,
2/15/2033 - 11/25/2050,
Ser. 5038, Class NI
c
684,061 0.1%
Federal National Mortgage
Association - REMIC
970,049 3.000%, 12/25/2027, Ser.
2012-137, Class AI
c
58,011 <0.1%
Other Securities
^
17,266,471 1.6%
Total 19,183,306
Commercial Mortgage-Backed Securities
(0.3%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
357,394 3.000%, 3/15/2045, Ser.
4741, Class GA 369,598 <0.1%
Federal National Mortgage
Association - ACES
4,499,278 1.770%, 12/25/2028,
Ser. 2020-M11, Class
IO
b,c
523,288 0.1%
Other Securities
^
2,319,663 0.2%
Total 3,212,549
Communications Services (1.5%)
Other Securities
^
15,835,566 1.5%
Total 15,835,566
Consumer Cyclical (1.1%)
Other Securities
^
12,339,436 1.1%
Total 12,339,436
Consumer Non-Cyclical (1.8%)
Other Securities
^
19,857,222 1.8%
Total 19,857,222

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
157
Principal
Amount
Long-Term Fixed Income
(42.2%) Value
% of
Net
Assets
Energy (1.1%)
Other Securities
^
$ 11,776,734 1.1%
Total 11,776,734
Financials (2.8%)
Other Securities
^
30,483,543 2.8%
Total 30,483,543
Mortgage-Backed Securities (12.3%)
Federal Home Loan Mortgage
Corporation Conventional
30-Yr. Pass Through
$ 7,357,405 3.000%, 3/25/2050 7,695,767 0.7%
4,830,084 3.000%, 4/1/2050 5,052,221 0.5%
3,117,228 3.500%, 7/1/2047 3,303,798 0.3%
Federal National Mortgage
Association
1,540,139 4.500%, 5/1/2048 1,666,554 0.1%
2,878,748 3.500%, 10/1/2048 3,042,231 0.3%
1,936,734 3.500%, 6/1/2049 2,049,201 0.2%
3,287,505 3.500%, 8/1/2049 3,486,071 0.3%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
7,000,000 1.500%, 11/1/2035
d
7,144,375 0.7%
4,465,000 2.000%, 11/1/2035
d
4,629,647 0.4%
8,363,000 2.500%, 11/1/2035
d
8,688,863 0.8%
18,075,000 2.000%, 12/1/2035
d
18,718,922 1.7%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
5,375,000 2.000%, 11/1/2050
d,e
5,541,499 0.5%
11,000,000 2.500%, 11/1/2050
d,e
11,461,055 1.1%
29,350,000 2.000%, 12/1/2050
d
30,192,666 2.8%
14,500,000 2.500%, 12/1/2050
d
15,083,965 1.4%
4,749,051 4.000%, 7/1/2048 5,070,972 0.5%
Total 132,827,807
Technology (1.1%)
Other Securities
^
11,628,570 1.1%
Total 11,628,570
Transportation (0.2%)
Other Securities
^
2,413,629 0.2%
Total 2,413,629
U.S. Government & Agencies (14.1%)
U.S. Treasury Bonds
2,285,000 2.250%, 11/15/2027 2,537,243 0.2%
5,450,000 2.875%, 5/15/2028 6,322,639 0.6%
2,190,000 5.250%, 11/15/2028 2,968,990 0.3%
4,000,000 1.625%, 8/15/2029 4,282,813 0.4%
6,250,000 1.500%, 2/15/2030 6,624,023 0.6%
2,000,000 3.000%, 5/15/2042 2,574,609 0.2%
4,999,000 2.500%, 5/15/2046 5,960,331 0.5%
7,300,000 2.875%, 5/15/2049 9,398,750 0.9%
Principal
Amount
Long-Term Fixed Income
(42.2%) Value
% of
Net
Assets
U.S. Government & Agencies (14.1%) -
continued
$ 750,000 2.375% - 4.375%,
5/15/2040 - 11/15/2049 $ 1,072,480 0.1%
U.S. Treasury Notes
8,935,000 1.125%, 8/31/2021 9,008,295 0.8%
9,850,000 1.500%, 9/30/2021 9,972,356 0.9%
1,170,000 1.125%, 2/28/2022 1,185,356 0.1%
6,390,000 0.125%, 6/30/2022 6,387,504 0.6%
4,060,000 1.875%, 7/31/2022 4,182,117 0.4%
19,985,000 2.000%, 11/30/2022 20,748,489 1.9%
1,700,000 2.500%, 3/31/2023 1,795,160 0.2%
2,750,000 0.125%, 10/15/2023 2,744,199 0.3%
11,330,000 2.500%, 1/31/2024 12,164,702 1.1%
1,350,000 2.125%, 7/31/2024 1,443,393 0.1%
8,000,000 1.250%, 8/31/2024 8,295,938 0.8%
2,540,000 2.250%, 11/15/2024 2,738,735 0.3%
1,090,000 2.125%, 11/30/2024 1,170,515 0.1%
5,000,000 0.250%, 8/31/2025 4,971,484 0.5%
7,440,000 2.625%, 1/31/2026 8,290,950 0.8%
9,300,000 2.500%, 2/28/2026 10,311,738 1.0%
1,950,000 0.500%, 4/30/2027 1,938,422 0.2%
2,000,000 1.375% - 1.375%,
5/31/2021 - 1/31/2025 2,051,954 0.2%
Total 151,143,185
Utilities (1.0%)
Other Securities
^
10,928,801 1.0%
Total 10,928,801
Total Long-Term Fixed
Income
(cost $434,517,251) 454,474,722
Shares
Registered Investment
Companies ( 38.3% ) Value
% of
Net
Assets
Unaffiliated  (1.1%)
113,400 Invesco Senior Loan ETF 2,438,100 0.2%
33,250 iShares iBoxx $ Investment
Grade Corporate Bond ETF
f
4,446,522 0.4%
13,847 SPDR S&P 500 ETF Trust
f
4,521,599 0.4%
Other Securities
^
1,446,362 0.1%
Total 12,852,583
Affiliated  (37.2%)
3,787,146 Thrivent Core Emerging
Markets Debt Fund 37,151,899 3.5%
737,091 Thrivent Core Emerging
Markets Equity Fund
g
7,636,263 0.7%
969,305 Thrivent Core International
Equity Fund 8,190,627 0.8%
2,477,074 Thrivent Core Low Volatility
Equity Fund 28,758,830 2.7%
58,959 Thrivent Global Stock Fund,
Class S 1,423,271 0.1%
5,294,944 Thrivent High Yield Fund,
Class S 23,774,300 2.2%
8,168,737 Thrivent Income Fund, Class S 81,523,997 7.6%

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
158
Shares
Registered Investment
Companies (38.3%) Value
% of
Net
Assets
Affiliated  (37.2%) - continued
3,941,200 Thrivent International
Allocation Fund, Class S $ 36,219,629 3.4%
2,895,654 Thrivent Large Cap Growth
Fund, Class S 47,199,168 4.4%
3,015,573 Thrivent Large Cap Value
Fund, Class S 62,090,639 5.8%
3,264,908 Thrivent Limited Maturity Bond
Fund, Class S 41,333,732 3.8%
692,303 Thrivent Mid Cap Stock Fund,
Class S 19,412,165 1.8%
212,720 Thrivent Small Cap Stock
Fund, Class S 4,898,937 0.4%
Total 399,613,457
Total Registered Investment
Companies (cost
$336,117,591) 412,466,040
Shares Common Stock ( 10.6% ) Value
% of
Net
Assets
Communications Services (0.4%)
Other Securities
^
3,881,331 0.4%
Total 3,881,331
Consumer Discretionary (1.4%)
628 Amazon.com, Inc.
g
1,906,702 0.2%
Other Securities
^
13,446,487 1.2%
Total 15,353,189
Consumer Staples (0.3%)
Other Securities
^
3,272,833 0.3%
Total 3,272,833
Energy (0.2%)
Other Securities
^
2,137,028 0.2%
Total 2,137,028
Financials (1.4%)
Other Securities
^
15,173,230 1.4%
Total 15,173,230
Health Care (1.7%)
Other Securities
^
17,570,767 1.7%
Total 17,570,767
Industrials (1.7%)
Other Securities
^
18,447,654 1.7%
Total 18,447,654
Information Technology (2.3%)
21,334 Apple, Inc. 2,322,419 0.2%
Shares Common Stock (10.6%) Value
% of
Net
Assets
Information Technology (2.3%) -
continued
10,437 Microsoft Corporation $ 2,113,179 0.2%
Other Securities
^
20,604,337 1.9%
Total 25,039,935
Materials (0.4%)
Other Securities
^
4,458,478 0.4%
Total 4,458,478
Real Estate (0.7%)
Other Securities
^
6,959,002 0.7%
Total 6,959,002
Utilities (0.1%)
Other Securities
^
1,236,206 0.1%
Total 1,236,206
Total Common Stock
(cost $94,668,188) 113,529,653
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
% of
Net
Assets
9,146,628 Thrivent Cash Management
Trust 9,146,628 0.9%
Total Collateral Held for
Securities Loaned
(cost $9,146,628) 9,146,628
Shares or
Principal
Amount
Short-Term Investments
( 16.3% ) Value
% of
Net
Assets
Federal Home Loan Bank
Discount Notes
1,300,000 0.095%, 1/6/2021
h,i
1,299,765 0.1%
1,700,000 0.060%, 1/12/2021
h,i
1,699,665 0.2%
Thrivent Core Short-Term
Reserve Fund
16,685,377 0.290% 166,853,774 15.5%
U.S. Treasury Bills
300,000 0.093%, 11/19/2020
h
299,988 <0.1%
Other Securities
^
5,199,717 0.5%
Total Short-Term
Investments (cost
$175,352,114) 175,352,909
Contracts Options Purchased ( <0.1% ) Value
% of
Net
Assets
Put on 10-Yr. U.S. Treasury
Bond Futures

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
159
Contracts Options Purchased (<0.1%) Value
% of
Net
Assets
50
$137.50, expires
12/24/2020 $ 39,062 <0.1%
Total Options Purchased
(cost $20,777) 39,062
Total Investments (cost
$1,073,468,893) 110.4% $1,188,049,728
Other Assets and Liabilities,
Net (10.4%) (112,245,409)
Total Net Assets 100.0% $1,075,804,319
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $63,989,850 or
5.9% of total net assets.
b Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e All or a portion of the security was earmarked to cover
written options.
f All or a portion of the security is on loan.
g Non-income producing security.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 166,370
Common Stock 8,682,331
Total lending $8,848,701
Gross amount payable upon return of
collateral for securities loaned $9,146,628
Net amounts due to counterparty
$297,927
Definitions:
ACES - Alternative Credit Enhancement Securities
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $123,280,346
Gross unrealized depreciation (15,537,007)
Net unrealized appreciation (depreciation) $107,743,339
Cost for federal income tax purposes $1,077,073,589

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
160
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,247,002 – 990,916 256,086
Capital Goods 1,974,121 – 1,974,121 –
Communications Services 5,745,233 – 5,635,257 109,976
Consumer Cyclical 3,376,741 – 3,376,741 –
Consumer Non-Cyclical 4,718,238 – 4,486,763 231,475
Energy 897,590 – 897,590 –
Financials 1,875,962 – 1,732,956 143,006
Technology 1,853,397 – 1,853,397 –
Transportation 736,608 – 736,608 –
Utilities 615,822 – 615,822 –
Long-Term Fixed Income
Asset-Backed Securities 20,203,244 – 20,203,244 –
Basic Materials 4,939,433 – 4,939,433 –
Capital Goods 7,701,697 – 7,701,697 –
Collateralized Mortgage Obligations 19,183,306 – 19,183,306 –
Commercial Mortgage-Backed Securities 3,212,549 – 3,212,549 –
Communications Services 15,835,566 – 15,835,566 –
Consumer Cyclical 12,339,436 – 12,339,436 –
Consumer Non-Cyclical 19,857,222 – 19,857,222 –
Energy 11,776,734 – 11,776,734 –
Financials 30,483,543 – 30,483,543 –
Mortgage-Backed Securities 132,827,807 – 132,827,807 –
Technology 11,628,570 – 11,628,570 –
Transportation 2,413,629 – 2,413,629 –
U.S. Government & Agencies 151,143,185 – 151,143,185 –
Utilities 10,928,801 – 10,928,801 –
Registered Investment Companies
Unaffiliated 12,852,583 12,852,583 – –
Affiliated 317,875,838 317,875,838 – –
Common Stock
Communications Services 3,881,331 3,881,331 – –
Consumer Discretionary 15,353,189 15,353,189 – –
Consumer Staples 3,272,833 3,272,833 – –
Energy 2,137,028 2,137,028 – –
Financials 15,173,230 15,044,631 128,599 –
Health Care 17,570,767 17,570,767 – –
Industrials 18,447,654 18,447,654 – –
Information Technology 25,039,935 24,976,857 63,078 –
Materials^ 4,458,478 4,323,901 134,577 0
Real Estate 6,959,002 6,959,002 – –
Utilities 1,236,206 1,236,206 – –
Short-Term Investments 8,499,135 – 8,499,135 –
Options Purchased 39,062 39,062 – –
Subtotal Investments in Securities $930,311,707 $443,970,882 $485,600,282 $740,543
Other Investments  * Total
Affiliated Short-Term Investments 166,853,774
Affiliated Registered Investment Companies 81,737,619
Collateral Held for Securities Loaned 9,146,628
Subtotal Other Investments $257,738,021
Total Investments at Value $1,188,049,728
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
161
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 799,725 799,725 – –
Total Asset Derivatives $799,725 $799,725 $– $–
Liability Derivatives
Futures Contracts 4,051,466 4,051,466 – –
Call Options Written 14,585 – – 14,585
Total Liability Derivatives $4,066,051 $4,051,466 $– $14,585
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of October 31, 2020. Investments and/or cash totaling $8,260,247 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 64 December 2020 $ 14,138,197 ( $ 4,197)
CBOT 5-Yr. U.S. Treasury Note 103 December 2020 12,969,470 (32,509)
CBOT U.S. Long Bond 139 December 2020 24,672,605 (699,448)
CME E-mini Russell 2000 Index 1 December 2020 74,938 1,902
CME E-mini S&P 500 Index 306 December 2020 51,192,264 (1,242,354)
ICE mini MSCI EAFE Index 14 December 2020 1,255,962 (7,232)
ICE US mini MSCI Emerging Markets Index 567 December 2020 31,680,328 (441,463)
Ultra 10-Yr. U.S. Treasury Note 22 December 2020 3,525,227 (65,040)
Total Futures Long Contracts $ 139,508,991 ( $ 2,490,341)
CBOT 10-Yr. U.S. Treasury Note (77) December 2020 ( $ 10,731,666) $ 88,822
CME E-mini Russell 2000 Index (593) December 2020 (44,415,295) (1,150,825)
CME E-mini S&P Mid-Cap 400 Index (98) December 2020 (18,168,482) (408,398)
CME Euro Foreign Exchange Currency (38) December 2020 (5,625,871) 89,746
CME Ultra Long Term U.S. Treasury Bond (18) December 2020 (4,054,300) 184,300
Eurex Euro STOXX 50 Index (163) December 2020 (6,052,241) 434,955
Total Futures Short Contracts ( $ 89,047,855) ($761,400)
Total Futures Contracts $ 50,461,136 ($3,251,741)
The following table presents Moderately Conservative Allocation Fund's options contracts held as of October 31, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Bond
Futures MSC 50.00 $137.50
December
2020 6,891,406 $ 39,062 $ 18,285
Total Options Purchased Contracts $39,062 $18,285
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (3.13) $ 102.78
November
2020 (3,221,802) ( $ 13,926) $ 4,629
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (5.25) 104.64
November
2020 (5,470,049) (659) 14,312
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($14,585) $18,941
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
162
Counterparty:
MSC
-
Morgan Stanley & Company
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2020, for Moderately
Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant
Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 89,746
Total Foreign Exchange Contracts 89,746
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 273,122
Options Written Net Assets - Distributable earnings/(accumulated loss) 18,941
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 18,285
Total Interest Rate Contracts 310,348
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 436,857
Total Equity Contracts 436,857
Total Asset Derivatives $836,951
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,250,272
Total Equity Contracts 3,250,272
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 801,194
Total Interest Rate Contracts 801,194
Total Liability Derivatives $4,051,466
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2020, for
Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 56,594
Futures Net realized gains/(losses) on Futures contracts 2,874,370
Total Interest Rate Contracts 2,930,964
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 9,980,280
Total Equity Contracts 9,980,280
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (139,532)
Total Foreign Exchange Contracts (139,532)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 464,878
Total Credit Contracts 464,878
Total $13,236,590

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
163
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2020, for Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 5,650
Total Foreign Exchange Contracts 5,650
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (3,756,316)
Total Equity Contracts (3,756,316)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 18,941
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (183,373)
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments 18,285
Total Interest Rate Contracts (146,147)
Total ($3,896,813)
The following table presents Moderately Conservative Allocation Fund's average volume of derivative activity during the period ended October
31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $68,871,294
Futures - Short (57,540,246)
Interest Rate Contracts
Futures - Long 53,021,993
Futures - Short (17,323,234)
Options Purchased 340,136
Options Written (3,995,983)
Foreign Exchange Contracts
Futures - Long 6,554,129
Futures - Short (150,125)
Credit Contracts
Credit Default Swaps - Buy
Protection (22,257)
Credit Default Swaps - Sell
Protection (54,226)

Moderately Conservative Allocation Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
164
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $27,996 $8,870 $– $37,152 3,787 3.5%
Core Emerging Markets Equity* — 7,100 – 7,636 737 0.7
Core International Equity 9,032 353 – 8,191 969 0.8
Core Low Volatility Equity 18,964 10,980 – 28,759 2,477 2.7
Global Stock, Class S 1,379 169 – 1,423 59 0.1
High Yield, Class S 23,748 1,231 – 23,774 5,295 2.2
Income, Class S 75,412 2,646 – 81,524 8,169 7.6
International Allocation, Class S 39,325 1,015 – 36,220 3,941 3.4
Large Cap Growth, Class S 35,384 1,729 – 47,199 2,896 4.4
Large Cap Value, Class S 67,204 1,298 – 62,091 3,016 5.8
Limited Maturity Bond, Class S 39,988 889 – 41,334 3,265 3.8
Mid Cap Stock, Class S 18,250 523 – 19,412 692 1.8
Small Cap Stock, Class S 4,776 410 – 4,899 213 0.4
Total Affiliated Registered Investment
Companies 361,458 399,614 37.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% 168,446 205,931 207,450 166,854 16,685 15.5
Total Affiliated Short-Term Investments 168,446 166,854 15.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,157 186,797 179,807 9,147 9,147 0.9
Total Collateral Held for Securities Loaned 2,157 9,147 0.9
Total Value $532,061 $575,615
*   Non-income producing security.
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $286 $– $1,495
Core Emerging Markets Equity* – 536 – –
Core International Equity – (1,194) – 352
Core Low Volatility Equity Fund – (1,185) 596 383
Global Stock, Class S – (125) 145 24
High Yield, Class S – (1,205) – 1,232
Income, Class S – 3,466 347 2,300
International Allocation, Class S – (4,120) – 1,015
Large Cap Growth, Class S – 10,086 1,729 –
Large Cap Value, Class S – (6,411) – 1,298
Limited Maturity Bond, Class S – 457 – 889
Mid Cap Stock, Class S – 639 451 72
Small Cap Stock, Class S – (287) 387 23
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% (74) 1 1 1,684
Total Income/Non Income Cash from Affiliated Investments $10,767
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 26
Total Affiliated Income from Securities Loaned, Net $26
Total $(74) $944 $3,656
*   Non-income producing security.

Money Market Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
165
Principal
Amount
U.S. Government Agency Debt
( 80.8% )
a
Value
Federal Agricultural Mortgage
Corporation
$ 2,355,000 0.010% , 11/2/2020 $ 2,354,999
6,300,000
0.156% (SOFRRATE +
0.070%), 11/10/2020
b
6,300,000
3,500,000 0.105% , 1/14/2021 3,499,245
3,840,000
0.208% (LIBOR 1M +
0.060%), 2/2/2021
b
3,840,000
7,680,000
0.161% (LIBOR 1M +
0.010%), 5/20/2021
b
7,680,000
7,680,000
0.152% (LIBOR 1M FLAT),
7/28/2021
b
7,680,000
7,100,000
0.207% (LIBOR 1M +
0.060%), 10/18/2021
b
7,100,000
2,550,000
0.146% (LIBOR 1M FLAT),
11/22/2021
b
2,550,000
3,500,000
0.231% (LIBOR 3M +
-0.010%), 12/2/2021
b
3,500,000
3,650,000
0.314% (LIBOR 3M +
0.080%), 1/3/2022
b
3,656,021
7,500,000
0.176% (LIBOR 1M +
0.030%), 1/21/2022
b
7,500,000
Federal Farm Credit Bank
11,645,000
0.190% (FEDL 1M + 0.100%),
12/16/2020
b
11,644,924
8,440,000
0.210% (USBMMY 3M +
0.110%), 12/28/2020
b
8,436,646
7,560,000
0.309% (LIBOR 1M +
0.160%), 1/25/2021
b
7,564,467
3,600,000
0.192% (LIBOR 1M +
0.040%), 1/28/2021
b
3,601,341
2,930,000
0.210% (FEDL 1M + 0.120%),
2/9/2021
b
2,929,735
7,735,000
0.147% (LIBOR 1M FLAT),
3/17/2021
b
7,735,000
2,500,000
0.162% (LIBOR 1M +
0.015%), 3/17/2021
b
2,500,068
3,850,000
0.179% (LIBOR 3M +
-0.035%), 4/30/2021
b
3,850,000
11,600,000
0.127% (LIBOR 1M +
-0.025%), 5/28/2021
b
11,595,741
5,000,000
0.138% (LIBOR 1M +
-0.010%), 6/2/2021
b
5,000,000
7,710,000
0.176% (SOFRRATE +
0.090%), 7/15/2021
b
7,710,000
7,630,000
0.129% (LIBOR 3M +
-0.120%), 8/6/2021
b
7,629,688
3,575,000
0.147% (LIBOR 1M FLAT),
8/9/2021
b
3,569,699
3,100,000
0.247% (LIBOR 1M +
0.100%), 9/9/2021
b
3,100,000
3,900,000
0.167% (LIBOR 1M +
0.020%), 9/17/2021
b
3,901,785
3,850,000
0.147% (LIBOR 1M FLAT),
10/18/2021
b
3,850,074
3,650,000
0.161% (LIBOR 1M +
0.010%), 10/20/2021
b
3,650,000
4,375,000
0.178% (LIBOR 1M +
0.030%), 11/2/2021
b
4,375,079
4,000,000
0.270% (LIBOR 1M +
0.130%), 11/5/2021
b
4,005,571
2,000,000
0.123% (LIBOR 3M +
-0.120%), 11/10/2021
b
1,999,500
7,520,000
0.136% (LIBOR 1M +
-0.020%), 11/16/2021
b
7,519,580
Principal
Amount
U.S. Government Agency Debt
(80.8%)
a
Value
$ 4,000,000
0.237% (LIBOR 1M +
0.090%), 11/18/2021
b
$ 4,005,712
7,775,000
0.146% (LIBOR 1M FLAT),
12/22/2021
b
7,773,481
2,880,000
0.248% (LIBOR 1M +
0.100%), 12/23/2021
b
2,883,372
750,000
0.387% (LIBOR 1M +
0.240%), 1/18/2022
b
750,269
6,200,000
0.276% (SOFRRATE +
0.190%), 7/14/2022
b
6,200,000
Federal Home Loan Bank
11,000,000
0.105% (SOFRRATE +
0.020%), 12/9/2020
b
11,000,000
7,710,000
0.105% (SOFRRATE +
0.020%), 12/11/2020
b
7,709,957
11,060,000 0.088% , 12/16/2020 11,058,783
12,275,000
0.098% (LIBOR 3M +
-0.135%), 12/18/2020
b
12,271,051
3,530,000
0.107% (LIBOR 1M +
-0.040%), 12/18/2020
b
3,530,045
5,450,000
0.183% (SOFRRATE +
0.100%), 12/23/2020
b
5,449,855
7,530,000
0.115% (SOFRRATE +
0.030%), 12/30/2020
b
7,530,000
2,935,000
0.099% (LIBOR 3M +
-0.135%), 1/4/2021
b
2,934,931
9,560,000
0.116% (SOFRRATE +
0.030%), 1/4/2021
b
9,560,000
10,800,000
0.114% (SOFRRATE +
0.030%), 1/15/2021
b
10,800,000
3,500,000 0.105% , 1/20/2021 3,499,183
1,000,000
0.113% (SOFRRATE +
0.030%), 1/21/2021
b
1,000,000
7,350,000
0.185% (SOFRRATE +
0.100%), 1/25/2021
b
7,350,000
1,715,000
0.138% (SOFRRATE +
0.050%), 1/28/2021
b
1,714,269
7,165,000
0.096% (LIBOR 1M +
-0.050%), 2/16/2021
b
7,165,004
7,500,000
0.096% (LIBOR 1M +
-0.050%), 2/22/2021
b
7,500,041
9,000,000
0.120% (SOFRRATE +
0.035%), 2/25/2021
b
8,997,261
3,820,000
0.120% (SOFRRATE +
0.035%), 3/10/2021
b
3,820,000
2,000,000
0.139% (LIBOR 1M +
-0.010%), 3/26/2021
b
2,000,171
7,530,000
0.099% (LIBOR 3M +
-0.125%), 4/14/2021
b
7,529,255
2,680,000
0.121% (LIBOR 1M +
-0.030%), 4/20/2021
b
2,679,646
3,900,000
0.136% (LIBOR 1M +
-0.020%), 4/27/2021
b
3,900,027
10,100,000
0.120% (LIBOR 1M +
-0.020%), 5/3/2021
b
10,100,000
7,570,000
0.138% (LIBOR 1M +
-0.010%), 6/2/2021
b
7,570,000
3,865,000
0.221% (SOFRRATE +
0.135%), 6/4/2021
b
3,864,995
1,950,000
0.157% (SOFRRATE +
0.075%), 7/23/2021
b
1,948,614
3,500,000
0.237% (SOFRRATE +
0.150%), 9/3/2021
b
3,500,000
3,680,000
0.225% (SOFRRATE +
0.140%), 9/29/2021
b
3,680,000

Money Market Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
166
Principal
Amount
U.S. Government Agency Debt
(80.8%)
a
Value
$ 3,800,000
0.133% (LIBOR 1M +
-0.015%), 12/23/2021
b
$ 3,799,886
Federal Home Loan Mortgage
Corporation
2,000,000
0.232% (SOFRRATE +
0.145%), 12/9/2021
b
2,000,000
Federal National Mortgage
Association
7,200,000
0.217% (SOFRRATE +
0.130%), 6/11/2021
b
7,200,445
3,000,000
0.316% (SOFRRATE +
0.230%), 5/6/2022
b
3,001,379
U.S. International Development
Finance Corporation
4,536,000
0.140% (T-BILL 3M FLAT),
11/6/2020
b
4,536,000
5,420,000
0.140% (T-BILL 3M FLAT),
11/6/2020
b
5,420,000
3,192,983
0.140% (T-BILL 3M FLAT),
11/6/2020
b
3,192,983
3,656,250
0.140% (T-BILL 3M FLAT),
11/6/2020
b
3,656,250
3,137,815
0.140% (T-BILL 3M FLAT),
11/6/2020
b
3,137,815
3,281,132
0.140% (T-BILL 3M FLAT),
11/6/2020
b
3,281,132
3,148,320
0.140% (T-BILL 3M FLAT),
11/6/2020
b
3,148,320
1,338,035
0.140% (T-BILL 3M FLAT),
11/6/2020
b
1,338,035
8,720,000
0.140% (T-BILL 3M FLAT),
11/6/2020
b
8,720,000
3,855,000
0.140% (T-BILL 3M FLAT),
11/6/2020
b
3,855,000
4,115,000
0.140% (T-BILL 3M FLAT),
11/6/2020
b
4,115,000
6,750,000
0.140% (T-BILL 3M FLAT),
11/6/2020
b
6,750,000
4,991,509
0.140% (T-BILL 3M FLAT),
11/6/2020
b
4,991,509
2,000,000
0.140% (T-BILL 3M FLAT),
11/6/2020
b
2,000,000
3,200,000
0.140% (T-BILL 3M FLAT),
11/6/2020
b
3,200,000
3,590,000
0.140% (T-BILL 3M FLAT),
11/6/2020
b
3,590,000
9,410,000
0.140% (T-BILL 3M FLAT),
11/6/2020
b
9,410,000
7,174,232
0.140% (T-BILL 3M FLAT),
11/6/2020
b
7,174,232
1,000,000
0.140% (T-BILL 3M FLAT),
11/6/2020
b
1,000,000
1,825,000
0.140% (T-BILL 3M FLAT),
11/6/2020
b
1,825,000
2,200,000
0.140% (T-BILL 3M FLAT),
11/6/2020
b
2,200,000
2,726,315
0.140% (T-BILL 3M FLAT),
11/6/2020
b
2,726,315
1,315,802
0.140% (T-BILL 3M FLAT),
11/6/2020
b
1,315,802
3,038,631
0.140% (T-BILL 3M FLAT),
11/6/2020
b
3,038,631
6,789,600
0.150% (T-BILL 3M FLAT),
11/6/2020
b
6,789,600
5,779,008
0.150% (T-BILL 3M FLAT),
11/6/2020
b
5,779,008
Principal
Amount
U.S. Government Agency Debt
(80.8%)
a
Value
$ 3,302,658
0.150% (T-BILL 3M FLAT),
11/6/2020
b
$ 3,302,658
5,120,400
0.150% (T-BILL 3M FLAT),
11/6/2020
b
5,120,400
3,584,280
0.150% (T-BILL 3M FLAT),
11/6/2020
b
3,584,280
5,906,213
0.150% (T-BILL 3M FLAT),
11/6/2020
b
5,906,213
2,740,385
0.150% (T-BILL 3M FLAT),
11/6/2020
b
2,740,385
4,297,680
0.150% (T-BILL 3M FLAT),
11/6/2020
b
4,297,680
5,894,750
0.150% (T-BILL 3M FLAT),
11/6/2020
b
5,894,750
5,760,720
0.150% (T-BILL 3M FLAT),
11/6/2020
b
5,760,720
7,610,000
0.150% (T-BILL 3M FLAT),
11/6/2020
b
7,610,000
4,572,000
0.150% (T-BILL 3M FLAT),
11/6/2020
b
4,572,000
4,000,800
0.150% (T-BILL 3M FLAT),
11/6/2020
b
4,000,800
7,750,000
0.150% (T-BILL 3M FLAT),
11/6/2020
b
7,750,000
5,130,000
0.150% (T-BILL 3M FLAT),
11/6/2020
b
5,130,000
6,000,000
0.150% (T-BILL 3M FLAT),
11/6/2020
b
6,000,000
7,030,000
0.150% (T-BILL 3M FLAT),
11/6/2020
b
7,030,000
3,480,769
0.150% (T-BILL 3M FLAT),
11/6/2020
b
3,480,769
4,100,000
0.150% (T-BILL 3M + 0.070%),
11/6/2020
b
4,100,000
8,400,000
0.150% (T-BILL 3M FLAT),
11/6/2020
b
8,400,000
3,980,000 1.900% , 11/11/2020 4,053,896
1,848,000 1.940% , 11/15/2020 1,882,621
3,870,000 1.900% , 11/17/2020 3,940,385
2,400,000 1.016% , 1/26/2021 2,576,368
1,750,000 1.016% , 1/26/2021 1,878,601
8,985,000 1.016% , 1/26/2021 9,674,392
2,725,000 1.680% , 2/11/2021 2,758,004
2,965,000 1.000% , 4/9/2021 2,981,703
Total 609,724,052
Principal
Amount U.S. Treasury Debt ( 16.7% )
a
Value
U.S. Treasury Bills
15,316,000 0.056% , 11/3/2020 15,315,949
7,620,000 0.097% , 11/5/2020 7,619,918
20,300,000 0.083% , 11/12/2020 20,299,484
4,500,000 0.073% , 11/17/2020 4,499,854
7,540,000 0.090% , 11/19/2020 7,539,661
9,300,000 0.076% , 11/27/2020 9,299,493
7,600,000 0.093% , 12/22/2020 7,598,999
15,270,000 0.103% , 1/14/2021 15,266,775
19,150,000 0.098% , 1/28/2021 19,145,427
7,200,000 0.095% , 2/4/2021
c
7,198,271
U.S. Treasury Notes
5,820,000
0.215% (USBMMY 3M +
0.115%), 1/31/2021
b
5,817,617
2,980,000
0.239% (USBMMY 3M +
0.139%), 4/30/2021
b
2,979,916

Money Market Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
167
Principal
Amount U.S. Treasury Debt (16.7%)
a
Value
$ 3,900,000
0.320% (USBMMY 3M +
0.220%), 7/31/2021
b
$ 3,902,045
Total 126,483,409
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash ( 2.7% )
a
Value
RBC Dominion Securities, Inc.
20,000,000 0.050% , 11/2/2020
d
20,000,000
Total 20,000,000
Total Investments
(at amortized cost) 100.2% $756,207,461
Other Assets and Liabilities,
Net (0.2)% (1,322,448)
Total Net Assets 100.0% $754,885,013
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed delivery basis.
d Repurchase agreement dated October 31, 2020,
$20,000,083 maturing November 2, 2020, collateralized
by $20,400,122 United States Department of The Treasury,
0.05% due November 2, 2020.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $756,207,461
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Money Market Fund's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
U.S. Government Agency Debt 609,724,052 – 609,724,052 –
U.S. Treasury Debt 126,483,409 – 126,483,409 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 20,000,000 – 20,000,000 –
Total Investments at Amortized Cost $756,207,461 $– $756,207,461 $–

Municipal Bond Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
168
Principal
Amount
Long-Term Fixed Income
( 99.0% ) Value
% of
Net
Assets
Alabama (0.4%)
Other Securities
^
$ 6,478,910 0.4%
Total 6,478,910
Alaska (<0.1%)
Other Securities
^
500,000 <0.1%
Total 500,000
Arizona (1.4%)
Other Securities
^
22,488,712 1.4%
Total 22,488,712
Arkansas (0.4%)
Other Securities
^
5,574,598 0.4%
Total 5,574,598
California (9.8%)
Beverly Hills Unified School
District, Los Angeles County,
CA G.O. (2008 Election)
$ 10,000,000 Zero Coupon, 8/1/2031 8,477,900 0.6%
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 9,153,120 0.6%
8,300,000
5.000%, 5/1/2045, Ser.
U-6 12,654,844 0.8%
California Various Purpose G.O.
7,500,000 5.000%, 4/1/2032 10,328,175 0.7%
Los Angeles, CA Department of
Water & Power Rev.
7,000,000 5.000%, 7/1/2044, Ser. D 8,012,130 0.5%
San Diego Unified School District
G.O.
10,000,000 6.000%, 7/1/2033, Ser. A
a
12,069,800 0.8%
San Francisco, CA City & County
Airport Commission Rev.
(San Francisco International
Airport)
7,825,000
5.000%, 5/1/2044, Ser.
A, AMT 8,715,407 0.6%
9,700,000
5.000% - 5.500%,
5/1/2028 - 5/1/2047,
Ser. B 11,121,343 0.7%
San Jose, CA Redevelopment
Agency Successor Agency Tax
Allocation Refg .
6,000,000 5.000%, 8/1/2035, Ser. A 7,345,260 0.5%
University of California Limited
Rev. Refg .
8,000,000 5.000%, 5/15/2032, Ser. I 9,497,280 0.6%
Other Securities
^
54,907,141 3.4%
Total 152,282,400
Colorado (5.4%)
Colorado Health Fac. Auth.
Hospital Rev. (Parkview
Medical Center, Inc.)
4,000,000 5.000%, 9/1/2046 4,474,960 0.3%
Principal
Amount
Long-Term Fixed Income
(99.0%) Value
% of
Net
Assets
Colorado (5.4%)- continued
Colorado Health Fac. Auth.
Hospital Rev. Refg . (Covenant
Living Communities and
Services)
$ 1,340,000 4.000%, 12/1/2050, Ser. A $ 1,421,016 0.1%
Colorado Health Fac. Auth. Rev.
(Evangelical Lutheran Good
Samaritan Society)
2,610,000
5.000% - 5.625%,
12/1/2024 - 6/1/2043
a
2,834,011 0.2%
Colorado State Health Fac.
Auth. Hospital Rev. (Parkview
Medical Center)
3,325,000 4.000%, 9/1/2050, Ser. A 3,563,569 0.2%
Colorado State Health Fac.
Auth. Hospital Rev. Refg .
( Commonspirit Health
Obligated Group)
10,000,000
4.000%, 8/1/2049, Ser.
A-2 10,763,800 0.7%
Colorado State Health Fac. Auth.
Hospital Rev. Refg . (Valley
View Hospital Association)
1,185,000
5.000% - 5.000%,
5/15/2030 - 5/15/2032,
Ser. A 1,420,686 0.1%
University of Colorado University
Enterprise Rev.
9,790,000 5.000%, 6/1/2033
a
10,062,945 0.7%
6,250,000
5.000% - 5.000%,
6/1/2033 - 6/1/2034,
Ser. A
a
7,282,375 0.4%
Other Securities
^
41,867,535 2.7%
Total 83,690,897
Connecticut (0.3%)
Other Securities
^
4,146,764 0.3%
Total 4,146,764
Delaware (0.2%)
Other Securities
^
3,629,759 0.2%
Total 3,629,759
District of Columbia (1.5%)
District of Columbia Water &
Sewer Auth. Public Utility Rev.
13,715,000 5.000%, 10/1/2049, Ser. A 16,765,765 1.1%
Other Securities
^
6,559,140 0.4%
Total 23,324,905
Florida (3.7%)
Other Securities
^
57,301,419 3.7%
Total 57,301,419
Georgia (1.0%)
Other Securities
^
16,096,604 1.0%
Total 16,096,604

Municipal Bond Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
169
Principal
Amount
Long-Term Fixed Income
(99.0%) Value
% of
Net
Assets
Guam (<0.1%)
Other Securities
^
$ 289,092 <0.1%
Total 289,092
Hawaii (1.9%)
Hawaii State Airports System
Rev. Refg .
$ 8,000,000 4.000%, 7/1/2039, Ser. D 8,982,880 0.6%
Hawaii State Harbor System Rev.
6,000,000 5.250%, 7/1/2030, Ser. A 6,019,800 0.4%
Other Securities
^
14,419,534 0.9%
Total 29,422,214
Illinois (6.7%)
Chicago Metropolitan Water
Reclamation District G.O.
Refg .
8,700,000
5.250%, 12/1/2032,
Ser. C 12,072,468 0.8%
Chicago, IL G.O. Refg .
5,000,000
5.000% - 5.000%,
1/1/2023 - 1/1/2027,
Ser. C
a
5,281,554 0.3%
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser.
A, AMT 1,243,536 0.1%
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.000% - 5.000%,
1/1/2047, Ser. D, AMT 2,255,460 0.1%
Chicago, IL O'Hare International
Airport Rev. Refg .
6,200,000
5.000% - 5.000%,
1/1/2029 - 1/1/2048 7,247,452 0.5%
Illinois Finance Auth. Multifamily
Housing Rev. (Better Housing
Foundation Blue Station)
1,750,000
5.000%, 12/1/2043, Ser.
A-1
b
1,050,000 0.1%
Illinois Finance Auth. Rev.
(DePaul University)
5,075,000
5.000% - 6.000%,
10/1/2032 - 10/1/2041
a
5,305,530 0.3%
Illinois Finance Auth. Rev. (Rush
University Medical Center)
1,000,000
5.000%, 11/15/2027,
Ser. A 1,166,460 0.1%
Illinois Finance Auth. Rev. (The
Art Institute of Chicago)
3,530,000
5.000% - 5.000%,
3/1/2034
a
3,750,152 0.2%
Illinois Finance Auth. Rev. Refg .
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,789,720 0.3%
Illinois Finance Auth. Rev. Refg .
(Rosalind Franklin University)
3,850,000
5.000% - 5.000%,
8/1/2042 - 8/1/2047,
Ser. A 4,166,299 0.3%
Principal
Amount
Long-Term Fixed Income
(99.0%) Value
% of
Net
Assets
Illinois (6.7%)- continued
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
$ 4,385,000
5.000% - 5.000%,
2/15/2032 - 2/15/2047,
Ser. A $ 4,227,890 0.3%
Illinois G.O.
7,000,000
5.000%, 11/1/2023,
Ser. D 7,397,040 0.5%
7,150,000 5.000%, 6/1/2024 7,697,690 0.5%
8,250,000
5.000% - 5.500%,
3/1/2027 - 7/1/2038 8,488,775 0.5%
Illinois G.O. Refg .
1,500,000 5.000%, 10/1/2021, Ser. B 1,546,755 0.1%
Other Securities
^
26,460,780 1.7%
Total 104,147,561
Indiana (1.1%)
Other Securities
^
16,892,723 1.1%
Total 16,892,723
Iowa (1.9%)
Iowa Finance Auth. Rev.
( Lifespace Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 6,749,351 0.4%
Iowa Finance Auth. Rev. Refg .
8,100,000 5.000%, 8/1/2036 10,065,546 0.7%
3,000,000 5.000%, 8/1/2042 3,679,890 0.2%
Other Securities
^
9,134,358 0.6%
Total 29,629,145
Kansas (0.9%)
Other Securities
^
14,186,144 0.9%
Total 14,186,144
Kentucky (0.6%)
Other Securities
^
9,883,204 0.6%
Total 9,883,204
Louisiana (2.0%)
Other Securities
^
31,318,050 2.0%
Total 31,318,050
Maryland (0.2%)
Other Securities
^
3,648,928 0.2%
Total 3,648,928
Massachusetts (4.7%)
Massachusetts Development
Finance Agency Rev. (Dana-
Farber Cancer Institute)
6,500,000
5.000%, 12/1/2046,
Ser. N 7,477,535 0.5%
Massachusetts Development
Finance Agency Rev.
(Northeastern University)
750,000 5.000%, 10/1/2031 805,215 <0.1%

Municipal Bond Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
170
Principal
Amount
Long-Term Fixed Income
(99.0%) Value
% of
Net
Assets
Massachusetts (4.7%)- continued
Massachusetts Development
Finance Agency Rev.
(Wellesley College)
$ 3,000,000 5.000%, 7/1/2042, Ser. J $ 3,154,530 0.2%
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 13,643,366 0.9%
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
15,295,000 5.250%, 7/1/2033, Ser. L 22,200,693 1.4%
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000
5.500%, 2/15/2028, Ser.
M 7,135,938 0.5%
Massachusetts Port Auth. Rev.
8,300,000
5.000%, 7/1/2042, Ser.
A, AMT 8,734,505 0.6%
Other Securities
^
9,668,130 0.6%
Total 72,819,912
Michigan (2.4%)
Great Lakes, MI Water Auth.
Water Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 11,703,200 0.8%
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 629,117 <0.1%
Michigan Strategic Rev.
7,775,000 5.000%, 12/31/2043, AMT 8,865,755 0.6%
5,110,000 5.000%, 6/30/2048, AMT 5,787,739 0.4%
Other Securities
^
9,730,962 0.6%
Total 36,716,773
Minnesota (2.9%)
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg .
(HealthPartners Obligated
Group)
5,945,000 5.000%, 7/1/2032, Ser. A 6,799,475 0.4%
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg . (Fairview
Health Services)
6,945,000
5.000%, 11/15/2047,
Ser. A 8,109,538 0.5%
St. Paul, MN Housing &
Redevelopment Auth. Rev.
Refg . ( Rossy & Richard Shaller
Family Sholom East Campus)
1,000,000 5.000%, 10/1/2043 1,011,560 0.1%
Other Securities
^
29,021,347 1.9%
Total 44,941,920
Principal
Amount
Long-Term Fixed Income
(99.0%) Value
% of
Net
Assets
Mississippi (0.4%)
Other Securities
^
$ 6,980,482 0.4%
Total 6,980,482
Missouri (0.8%)
Other Securities
^
12,371,614 0.8%
Total 12,371,614
Montana (0.4%)
Other Securities
^
6,155,817 0.4%
Total 6,155,817
Nebraska (2.1%)
Omaha, NE Public Power District
Electric Rev.
$ 8,150,000 5.000%, 2/1/2045, Ser. A 9,253,021 0.6%
Omaha, NE Public Power District
Electric Rev. Refg .
8,275,000 5.000%, 2/1/2042, Ser. A 10,188,180 0.7%
Other Securities
^
12,419,804 0.8%
Total 31,861,005
Nevada (0.3%)
Other Securities
^
5,375,935 0.3%
Total 5,375,935
New Hampshire (0.5%)
Other Securities
^
7,093,950 0.5%
Total 7,093,950
New Jersey (1.6%)
Tobacco Settlement Financing
Corporation Rev. Refg .
8,950,000 5.250%, 6/1/2046, Ser. A 10,471,232 0.7%
Other Securities
^
15,011,519 0.9%
Total 25,482,751
New York (9.1%)
New York City Municipal Water
Finance Auth. Water and
Sewer System Rev.
8,000,000
5.000%, 6/15/2037, Ser.
DD-1 9,897,840 0.6%
12,000,000
5.000%, 6/15/2049, Ser.
CC-1 14,853,120 1.0%
500,000
0.140%, 6/15/2049, Ser.
BB-1
c
500,000 <0.1%
New York City Transitional
Finance Auth. Future Tax
Secured Rev.
15,000,000
5.000%, 11/1/2033, Ser.
D-1 15,676,350 1.0%
19,000,000 5.000%, 2/1/2043, Ser. A 22,617,030 1.4%
800,000
4.000%, 11/1/2045, Ser.
D
d
907,096 0.1%

Municipal Bond Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
171
Principal
Amount
Long-Term Fixed Income
(99.0%) Value
% of
Net
Assets
New York (9.1%)- continued
New York State Dormitory Auth.
State Personal Income Tax
Rev.
$ 5,000,000
5.000%, 3/15/2039,
Ser. C $ 5,638,500 0.4%
New York State Dormitory Auth.
State Personal Income Tax
Rev. Refg .
8,320,000
5.000%, 2/15/2043,
Ser. B 9,978,841 0.6%
10,000
5.000%, 2/15/2043, Ser.
B
a
13,052 <0.1%
New York State Liberty
Development Corporation Rev.
10,000,000 5.250%, 12/15/2043 10,468,100 0.7%
Port Auth. of New York & New
Jersey Rev.
11,125,000
5.000% - 5.000%,
12/1/2024 - 9/1/2039,
Ser. 178, AMT 12,564,869 0.8%
Port Auth. of New York & New
Jersey Rev. Refg .
6,715,000
5.000% - 5.000%,
9/15/2034 - 9/15/2048,
Ser. 207, AMT 8,004,515 0.5%
Other Securities
^
29,461,308 2.0%
Total 140,580,621
North Carolina (0.8%)
Other Securities
^
11,652,387 0.8%
Total 11,652,387
North Dakota (0.4%)
Other Securities
^
5,980,886 0.4%
Total 5,980,886
Ohio (5.6%)
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg .
14,100,000
5.000%, 6/1/2055, Ser.
B-2 15,084,885 1.0%
Ohio Higher Educational Fac.
Commission Rev. (Case
Western Reserve University)
2,745,000 5.000%, 12/1/2028 3,142,174 0.2%
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,922,740 0.2%
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,525,486 0.2%
Ohio Higher Educational Fac.
Commission Rev. Refg .
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,480,736 0.2%
Ohio Hospital Rev. (Cleveland
Clinic Health System
Obligated Group)
5,000,000 5.000%, 1/1/2034
a
5,275,800 0.3%
Principal
Amount
Long-Term Fixed Income
(99.0%) Value
% of
Net
Assets
Ohio (5.6%)- continued
Ohio Hospital Rev. Refg .
(University Hospitals Health
System, Inc.)
$ 4,000,000 5.000%, 1/15/2050, Ser. A $ 4,807,520 0.3%
Ohio State Turnpike Commission
Rev.
8,945,000
Zero Coupon, 2/15/2034,
Ser. A-4
e
10,847,870 0.7%
Ohio State Turnpike Commission
Rev. Refg . (NATL-RE Insured)
10,000,000
5.500%, 2/15/2026,
Ser. A
f
12,326,400 0.8%
Other Securities
^
25,820,949 1.7%
Total 86,234,560
Oklahoma (1.6%)
Grand River, OK Dam Authority
Rev.
7,815,000 5.000%, 6/1/2039, Ser. A 8,795,391 0.6%
Other Securities
^
15,951,971 1.0%
Total 24,747,362
Oregon (1.5%)
Other Securities
^
23,212,016 1.5%
Total 23,212,016
Pennsylvania (2.2%)
Pennsylvania Turnpike
Commission Rev. (BAM
Insured)
6,090,000 0%, 12/1/2041, Ser. A-3
f
3,552,967 0.2%
Pennsylvania Turnpike
Commission Turnpike Rev.
7,950,000
5.000% - 5.000%,
12/1/2040 - 12/1/2046,
Ser. B 9,216,137 0.6%
Pennsylvania Turnpike
Commission Turnpike Rev.
(AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
f
13,223,722 0.9%
Other Securities
^
7,547,695 0.5%
Total 33,540,521
Puerto Rico (0.4%)
Other Securities
^
5,512,183 0.4%
Total 5,512,183
South Carolina (1.6%)
Other Securities
^
24,436,872 1.6%
Total 24,436,872
South Dakota (0.1%)
Other Securities
^
1,162,410 0.1%
Total 1,162,410

Municipal Bond Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
172
Principal
Amount
Long-Term Fixed Income
(99.0%) Value
% of
Net
Assets
Tennessee (0.2%)
Other Securities
^
$ 2,873,057 0.2%
Total 2,873,057
Texas (9.7%)
Houston, TX Water and Sewer
System Rev. Refg . (AGM
Insured)
$ 10,000,000
5.750%, 12/1/2032, Ser.
A
a,f
14,987,300 1.0%
North Texas Tollway Auth. System
Rev.
15,000,000 5.000%, 9/1/2030, Ser. D
a
15,587,550 1.0%
North Texas Tollway Auth. System
Rev. Refg .
5,000,000 5.000%, 1/1/2042, Ser. B
a
5,275,800 0.3%
North Texas Tollway Auth. System
Rev. Refg . (AGC Insured)
5,000,000 0%, 1/1/2028, Ser. D
f
4,524,600 0.3%
San Antonio Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 9,926,516 0.6%
Texas G.O. Refg .
7,500,000
5.000%, 10/1/2044, Ser.
A
a
8,866,350 0.6%
Texas Private Activity Bond
Surface Transportation
Corporation Rev. (LBJ
Infrastructure Group, LLC)
4,775,000
4.000% - 4.000%,
12/31/2039 - 6/30/2040,
Ser. A 5,307,214 0.3%
Texas Private Activity Bond
Surface Transportation
Corporation Rev. (Segment
3C)
15,380,000 5.000%, 6/30/2058, AMT 17,483,369 1.1%
Other Securities
^
68,014,816 4.5%
Total 149,973,515
Utah (1.9%)
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 8,544,822 0.5%
Other Securities
^
20,847,086 1.4%
Total 29,391,908
Vermont (0.3%)
Other Securities
^
4,631,470 0.3%
Total 4,631,470
Virginia (2.9%)
Virginia Commonwealth
Transportation Board Rev.
10,000,000 5.000%, 5/15/2034
a
10,257,400 0.6%
Virginia Small Business
Financing Auth. Rev.
(Elizabeth River Crossings
Opco , LLC)
8,910,000 6.000%, 1/1/2037, AMT 9,481,577 0.6%
2,950,000
5.000% - 5.500%,
1/1/2027 - 1/1/2042,
AMT 3,086,499 0.2%
Principal
Amount
Long-Term Fixed Income
(99.0%) Value
% of
Net
Assets
Virginia (2.9%)- continued
Virginia Small Business
Financing Auth. Rev.
(Transform 66 P3)
$ 6,575,000 5.000%, 12/31/2049, AMT $ 7,333,558 0.5%
10,610,000 5.000%, 12/31/2052, AMT 11,840,336 0.8%
610,000 5.000%, 12/31/2047, AMT 683,151 <0.1%
Other Securities
^
2,710,435 0.2%
Total 45,392,956
Washington (2.7%)
Washington State Various
Purpose G.O.
12,095,000 5.000%, 8/1/2030, Ser. A 13,600,223 0.9%
5,310,000 5.000%, 8/1/2042, Ser. A 6,521,051 0.4%
Other Securities
^
22,016,259 1.4%
Total 42,137,533
West Virginia (0.4%)
Other Securities
^
6,144,250 0.4%
Total 6,144,250
Wisconsin (2.1%)
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
1,750,000 5.125%, 10/1/2048 1,794,538 0.1%
Wisconsin Health & Educational
Fac. Auth. Rev. ( Thedacare ,
Inc.)
3,695,000
5.000% - 5.000%,
12/15/2039
- 12/15/2044 4,113,184 0.3%
Wisconsin Health & Educational
Fac. Auth. Rev. Refg .
(Ascension Health Credit
Group)
9,275,000
5.000%, 11/15/2039,
Ser. A 10,916,026 0.7%
Wisconsin Health & Educational
Fac. Auth. Rev. Refg .
(Benevolent Corporation
Cedar Community)
870,000 5.000%, 6/1/2037 917,632 0.1%
Wisconsin Health & Educational
Fac. Auth. Rev. Refg .
(Marquette University)
5,000,000 5.000%, 10/1/2041 5,631,400 0.4%
Wisconsin Health & Educational
Fac. Auth. Rev. Refg .
(Marshfield Clinic Health
Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,253,720 0.1%

Municipal Bond Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
173
Principal
Amount
Long-Term Fixed Income
(99.0%) Value
% of
Net
Assets
Wisconsin (2.1%)- continued
Other Securities
^
$ 6,853,800 0.4%
Total 32,480,300
Total Long-Term Fixed Income
(cost $1,432,399,863) 1,534,816,995
Total Investments
(cost $1,432,399,863) 99.0% $1,534,816,995
Other Assets and Liabilities,
Net 1.0% 16,126,483
Total Net Assets 100.0% $1,550,943,478
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
b Defaulted security.  Interest is not being accrued.
c Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2020.
f To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
Fac. - Facility/Facilities
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Refg . - Refunding
Rev. - Revenue
Ser. - Series
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $93,747,945
Gross unrealized depreciation (6,591,733)
Net unrealized appreciation (depreciation) $87,156,212
Cost for federal income tax purposes $1,447,660,783

Municipal Bond Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
174
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 240,045,159 – 240,045,159 –
Electric Revenue 50,590,393 – 50,590,393 –
Escrowed/Pre-refunded 190,613,377 – 190,613,377 –
General Obligation 139,793,220 – 139,793,220 –
Health Care 235,558,466 – 235,558,466 –
Housing Finance 13,168,483 – 13,168,483 –
Industrial Development Revenue 16,472,202 – 16,472,202 –
Other Revenue 83,040,666 – 83,040,666 –
Tax Revenue 108,285,299 – 108,285,299 –
Transportation 328,200,296 – 328,200,296 –
Water & Sewer 129,049,434 – 129,049,434 –
Total Investments at Value $1,534,816,995 $– $1,534,816,995 $–

Opportunity Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
175
Principal
Amount Bank Loans ( 26.3% ) Value
% of
Net
Assets
Basic Materials (1.5%)
Nouryon USA, LLC, Term
Loan
$ 2,645,481 3.145%, (LIBOR 1M +
3.000%), 10/1/2025
a,b,c,d
$ 2,558,181 0.3%
Other Securities
^
9,091,508 1.2%
Total 11,649,689
Capital Goods (2.6%)
GFL Environmental, Inc., Term
Loan
3,216,934 4.000%, (LIBOR 3M +
3.000%), 5/31/2025
b,d
3,183,864 0.4%
TransDigm , Inc., Term Loan
3,696,995 2.398%, (LIBOR 1M +
2.250%), 12/9/2025
b,d
3,472,402 0.5%
Vertiv Group Corporation,
Term Loan
3,482,500 3.148%, (LIBOR 1M +
3.000%), 3/2/2027
b,d
3,413,721 0.4%
Other Securities
^
9,844,926 1.3%
Total 19,914,913
Communications Services (7.3%)
CenturyLink, Inc., Term Loan
3,718,932 2.398%, (LIBOR 1M +
2.250%), 3/15/2027
b,d
3,573,559 0.5%
Charter Communications
Operating, LLC, Term Loan
2,317,130 1.900%, (LIBOR 1M +
1.750%), 4/30/2025
b,d
2,265,366 0.3%
CommScope , Inc., Term Loan
2,445,300 3.398%, (LIBOR 1M +
3.250%), 4/4/2026
b,d
2,355,778 0.3%
Coral-US Co-Borrower, LLC,
Term Loan
4,345,000 2.398%, (LIBOR 1M +
2.250%), 1/31/2028
b,d
4,192,013 0.5%
CSC Holdings, LLC, Term
Loan
3,563,075 2.648%, (LIBOR 1M +
2.500%), 4/15/2027
b,d
3,444,603 0.4%
Eagle Broadband
Investments, LLC, Term
Loan
2,240,000 0.000%, (LIBOR 1M +
3.000%), 10/19/2027
a,b,c,d
2,219,840 0.3%
GCI, LLC, Term Loan
2,515,000 0.000%, (LIBOR 1M +
2.750%), 10/15/2025
a,b,c,d
2,474,131 0.3%
HCP Acquisition, LLC, Term
Loan
2,453,656 4.000%, (LIBOR 1M +
3.000%), 5/16/2024
b,d
2,419,403 0.3%
Nexstar Broadcasting, Inc.,
Term Loan
2,595,000 2.899%, (LIBOR 1M +
2.750%), 9/19/2026
b,d
2,524,935 0.3%
Principal
Amount Bank Loans (26.3%) Value
% of
Net
Assets
Communications Services (7.3%) -
continued
Radiate Holdco, LLC, Term
Loan
$ 3,775,000 4.250%, (LIBOR 1M +
3.500%), 9/25/2026
b,d
$ 3,705,276 0.5%
Virgin Media Bristol, LLC,
Term Loan
3,140,000 2.648%, (LIBOR 1M +
2.500%), 1/31/2028
b,d
3,028,153 0.4%
Other Securities
^
24,339,797 3.2%
Total 56,542,854
Consumer Cyclical (3.7%)
1011778 B.C., LLC, Term
Loan
3,364,575 1.898%, (LIBOR 1M +
1.750%), 11/19/2026
b,d
3,222,994 0.4%
Golden Entertainment, Inc.,
Term Loan
3,173,125 3.750%, (LIBOR 1M +
3.000%), 10/20/2024
b,d
3,058,099 0.4%
LCPR Loan Financing, LLC,
Term Loan
2,995,000 5.148%, (LIBOR 1M +
5.000%), 10/15/2026
b,d
2,991,256 0.4%
Scientific Games International,
Inc., Term Loan
4,835,951 2.898%, (LIBOR 1M +
2.750%), 8/14/2024
b,d
4,489,890 0.6%
Other Securities
^
14,847,428 1.9%
Total 28,609,667
Consumer Non-Cyclical (4.7%)
Bausch Health Americas, Inc.,
Term Loan
3,214,527 3.149%, (LIBOR 1M +
3.000%), 6/1/2025
b,d
3,135,514 0.4%
Global Medical Response,
Inc., Term Loan
4,885,000 5.750%, (LIBOR 3M +
4.750%), 10/2/2025
b,d
4,727,752 0.6%
JBS USA LUX SA, Term Loan
2,341,231 2.148%, (LIBOR 1M +
2.000%), 5/1/2026
b,d
2,280,008 0.3%
MPH Acquisition Holdings,
LLC, Term Loan
3,584,926 3.750%, (LIBOR 3M +
2.750%), 6/7/2023
b,d
3,534,988 0.4%
Ortho-Clinical Diagnostics SA,
Term Loan
3,570,484 3.390%, (LIBOR 1M +
3.250%), 6/30/2025
b,d
3,445,517 0.4%
Other Securities
^
19,190,431 2.6%
Total 36,314,210

Opportunity Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
176
Principal
Amount Bank Loans (26.3%) Value
% of
Net
Assets
Energy (0.8%)
Other Securities
^
$ 6,361,513 0.8%
Total 6,361,513
Financials (2.1%)
Other Securities
^
16,228,894 2.1%
Total 16,228,894
Technology (2.1%)
Prime Security Services
Borrower, LLC, Term Loan
$ 4,529,250 4.250%, (LIBOR 3M +
3.250%), 9/23/2026
b,d
4,466,248 0.6%
Rackspace Technology
Global, Inc., Term Loan
3,982,417 4.000%, (LIBOR 2M +
3.000%), 11/3/2023
b,d
3,888,352 0.5%
Zayo Group Holdings, Inc.,
Term Loan
3,303,400 3.148%, (LIBOR 1M +
3.000%), 3/9/2027
b,d
3,178,135 0.4%
Other Securities
^
4,599,369 0.6%
Total 16,132,104
Transportation (0.9%)
Other Securities
^
6,696,627 0.9%
Total 6,696,627
Utilities (0.6%)
Pacific Gas & Electric
Company, Term Loan
2,578,538 5.500%, (LIBOR 1M +
4.500%), 6/23/2025
b,d
2,546,306 0.3%
Other Securities
^
2,405,569 0.3%
Total 4,951,875
Total Bank Loans
(cost $209,478,330) 203,402,346
Principal
Amount
Long-Term Fixed Income
( 52.4% ) Value
% of
Net
Assets
Asset-Backed Securities (4.5%)
Cent CLO, LP
2,700,000 2.515%, (LIBOR 3M +
2.300%), 10/25/2028,
Ser. 2018-27A, Class B
d,e
2,620,669 0.3%
Pretium Mortgage Credit
Partners, LLC
2,218,957 3.721%, 1/25/2059, Ser.
2019-CFL1, Class A1
e,f
2,214,967 0.3%
Other Securities
^
30,104,480 3.9%
Total 34,940,116
Principal
Amount
Long-Term Fixed Income
(52.4%) Value
% of
Net
Assets
Basic Materials (0.9%)
Other Securities
^
$ 7,135,453 0.9%
Total 7,135,453
Capital Goods (1.6%)
Other Securities
^
12,258,591 1.6%
Total 12,258,591
Collateralized Mortgage Obligations
(8.9%)
Federal Home Loan Mortgage
Corporation - REMIC
$ 11,333,592 3.000% - 3.500%,
5/15/2027 - 8/15/2035,
Ser. 345, Class C8
g
990,946 <0.1%
Federal National Mortgage
Association - REMIC
33,998,758 2.500% - 3.000%,
7/25/2027 - 2/25/2033,
Ser. 2013-18, Class IL
g
1,958,005 0.3%
IndyMac INDA Mortgage Loan
Trust
2,536,604 3.118%, 8/25/2036, Ser.
2006-AR1, Class A1
d
2,375,219 0.3%
Toorak Mortgage Corporation
2,350,000 4.458%, 3/25/2022, Ser.
2019-1, Class A1
e,f
2,386,189 0.3%
Vericrest Opportunity Loan
Transferee
3,700,000 4.090%, 11/25/2049, Ser.
2019-NPL8, Class A1B
e,f
3,661,427 0.5%
Other Securities
^
57,517,749 7.5%
Total 68,889,535
Commercial Mortgage-Backed Securities
(0.4%)
Federal National Mortgage
Association - ACES
21,961,279 1.344%, 2/25/2031, Ser.
2019-M21, Class X2
d,g
2,296,302 0.3%
Other Securities
^
1,099,999 0.1%
Total 3,396,301
Communications Services (2.9%)
Other Securities
^
22,683,092 2.9%
Total 22,683,092
Consumer Cyclical (2.9%)
Other Securities
^
22,251,917 2.9%
Total 22,251,917
Consumer Non-Cyclical (3.2%)
Other Securities
^
24,803,077 3.2%
Total 24,803,077

Opportunity Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
177
Principal
Amount
Long-Term Fixed Income
(52.4%) Value
% of
Net
Assets
Energy (2.6%)
Other Securities
^
$ 19,702,172 2.6%
Total 19,702,172
Financials (6.9%)
Other Securities
^
53,592,079 6.9%
Total 53,592,079
Foreign Government (<0.1%)
Other Securities
^
168,022 <0.1%
Total 168,022
Mortgage-Backed Securities (14.4%)
Federal Home Loan Mortgage
Corporation Conventional
30-Yr. Pass Through
$ 6,426,649 3.000%, 3/25/2050 6,722,207 0.9%
3,536,960 3.000%, 4/1/2050 3,699,626 0.5%
2,318,599 3.500%, 7/1/2047 2,457,371 0.3%
Federal National Mortgage
Association
2,166,800 3.500%, 10/1/2048 2,289,851 0.3%
2,441,691 3.500%, 8/1/2049 2,589,169 0.3%
2,683,768 3.500% - 4.500%,
5/1/2048 - 6/1/2049 2,868,402 0.4%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
6,152,000 1.500%, 11/1/2035
c
6,278,885 0.8%
9,400,000 2.000%, 11/1/2035
c
9,746,625 1.3%
5,200,000 2.500%, 11/1/2035
c
5,402,617 0.7%
9,924,000 2.000%, 12/1/2035
c
10,277,543 1.3%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
6,000,000 2.500%, 11/1/2050
c
6,251,484 0.8%
21,850,000 2.000%, 12/1/2050
c
22,477,334 2.9%
25,131,000 2.500%, 12/1/2050
c
26,143,112 3.4%
3,556,982 4.000%, 7/1/2048 3,798,097 0.5%
Total 111,002,323
Technology (1.5%)
Other Securities
^
11,382,615 1.5%
Total 11,382,615
Transportation (0.5%)
Other Securities
^
3,840,513 0.5%
Total 3,840,513
Principal
Amount
Long-Term Fixed Income
(52.4%) Value
% of
Net
Assets
Utilities (1.2%)
Other Securities
^
$ 9,400,077 1.2%
Total 9,400,077
Total Long-Term Fixed
Income
(cost $402,240,972) 405,445,883
Shares
Registered Investment
Companies ( 19.1% ) Value
% of
Net
Assets
Unaffiliated  (4.0%)
6,590 Invesco Dynamic Credit
Opportunities Fund 60,958 <0.1%
759,305 Invesco Senior Loan ETF 16,325,058 2.1%
21,948 SPDR Bloomberg Barclays
High Yield Bond ETF 2,289,176 0.3%
93,445 Vanguard Short-Term
Corporate Bond ETF 7,735,377 1.0%
Other Securities
^
4,486,643 0.6%
Total 30,897,212
Affiliated  (15.1%)
11,879,555 Thrivent Core Emerging
Markets Debt Fund 116,538,436 15.1%
Total 116,538,436
Total Registered Investment
Companies (cost
$145,889,370) 147,435,648
Shares Preferred Stock ( 1.0% ) Value
% of
Net
Assets
Communications Services (0.1%)
Other Securities
^
506,831 0.1%
Total 506,831
Consumer Staples (0.1%)
Other Securities
^
480,749 0.1%
Total 480,749
Energy (<0.1%)
Other Securities
^
344,911 <0.1%
Total 344,911
Financials (0.7%)
Other Securities
^
5,563,462 0.7%
Total 5,563,462
Real Estate (0.1%)
Other Securities
^
403,743 0.1%
Total 403,743

Opportunity Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
178
I
Shares Preferred Stock (1.0%) Value
% of
Net
Assets
Utilities (<0.1%)
Other Securities
^
$ 316,560 <0.1%
Total 316,560
Total Preferred Stock
(cost $7,480,667) 7,616,256
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
% of
Net
Assets
1,843,225 Thrivent Cash Management
Trust 1,843,225 0.2%
Total Collateral Held for
Securities Loaned
(cost $1,843,225) 1,843,225
Shares Common Stock ( 0.1% ) Value
% of
Net
Assets
Communications Services (<0.1%)
Other Securities
^
37,495 <0.1%
Total 37,495
Energy (0.1%)
Other Securities
^
513,877 0.1%
Total 513,877
Financials (<0.1%)
Other Securities
^
455,297 <0.1%
Total 455,297
Total Common Stock
(cost $1,246,682) 1,006,669
Shares or
Principal
Amount
Short-Term Investments
( 15.2% ) Value
% of
Net
Assets
Thrivent Core Short-Term
Reserve Fund
11,611,025 0.290% 116,110,244 15.0%
Other Securities
^
1,099,878 0.2%
Total Short-Term
Investments (cost
$117,199,379) 117,210,122
Total Investments (cost
$885,378,625) 114.3% $883,960,149
Other Assets and Liabilities,
Net (14.3%) (110,683,298)
Total Net Assets 100.0% $773,276,851
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a All or a portion of the loan is unfunded.
b The stated interest rate represents the weighted average of all contracts within the bank loan facility.
c Denotes investments purchased on a when-issued or
delayed delivery basis.
d Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $147,666,223 or
19.1% of total net assets.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2020.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 1,596,330
Common Stock 196,170
Total lending $1,792,500
Gross amount payable upon return of
collateral for securities loaned $1,843,225
Net amounts due to counterparty
$50,725
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Opportunity Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
179
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $13,121,077
Gross unrealized depreciation (14,910,484)
Net unrealized appreciation (depreciation) ($1,789,407)
Cost for federal income tax purposes $886,142,113

Opportunity Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
180
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 11,649,689 – 9,330,798 2,318,891
Capital Goods 19,914,913 – 18,826,499 1,088,414
Communications Services 56,542,854 – 55,411,720 1,131,134
Consumer Cyclical 28,609,667 – 28,609,667 –
Consumer Non-Cyclical 36,314,210 – 34,373,760 1,940,450
Energy 6,361,513 – 6,361,513 –
Financials 16,228,894 – 15,163,283 1,065,611
Technology 16,132,104 – 16,132,104 –
Transportation 6,696,627 – 6,696,627 –
Utilities 4,951,875 – 4,951,875 –
Long-Term Fixed Income
Asset-Backed Securities 34,940,116 – 34,940,116 –
Basic Materials 7,135,453 – 7,135,453 –
Capital Goods 12,258,591 – 12,258,591 –
Collateralized Mortgage Obligations 68,889,535 – 68,889,535 –
Commercial Mortgage-Backed Securities 3,396,301 – 3,396,301 –
Communications Services 22,683,092 – 22,683,092 –
Consumer Cyclical 22,251,917 – 22,251,917 –
Consumer Non-Cyclical 24,803,077 – 24,803,077 –
Energy 19,702,172 – 19,702,172 –
Financials 53,592,079 – 53,592,079 –
Foreign Government 168,022 – 168,022 –
Mortgage-Backed Securities 111,002,323 – 111,002,323 –
Technology 11,382,615 – 11,382,615 –
Transportation 3,840,513 – 3,840,513 –
Utilities 9,400,077 – 9,400,077 –
Registered Investment Companies
Unaffiliated 30,897,212 30,897,212 – –
Preferred Stock
Communications Services 506,831 506,831 – –
Consumer Staples 480,749 480,749 – –
Energy 344,911 344,911 – –
Financials 5,563,462 3,974,212 1,589,250 –
Real Estate 403,743 403,743 – –
Utilities 316,560 316,560 – –
Common Stock
Communications Services 37,495 – – 37,495
Energy 513,877 513,877 – –
Financials 455,297 455,297 – –
Short-Term Investments 1,099,878 – 1,099,878 –
Subtotal Investments in Securities $649,468,244 $37,893,392 $603,992,857 $7,581,995
Other Investments  * Total
Affiliated Registered Investment Companies 116,538,436
Affiliated Short-Term Investments 116,110,244
Collateral Held for Securities Loaned 1,843,225
Subtotal Other Investments $234,491,905
Total Investments at Value $883,960,149
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
181
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 698,919 698,919 – –
Total Asset Derivatives $698,919 $698,919 $– $–
Liability Derivatives
Futures Contracts 306,362 306,362 – –
Total Liability Derivatives $306,362 $306,362 $– $–
The following table presents Opportunity Income Plus Fund's futures contracts held as of October 31, 2020. Investments and/or cash totaling
$799,890 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 100 December 2020 $ 22,090,932 ( $ 6,557)
CBOT 5-Yr. U.S. Treasury Note 104 December 2020 13,095,387 (32,825)
CME Ultra Long Term U.S. Treasury Bond 26 December 2020 5,856,979 (266,980)
Total Futures Long Contracts $ 41,043,298 ( $ 306,362)
CBOT 10-Yr. U.S. Treasury Note (34) December 2020 ( $ 4,738,658) $ 39,220
CBOT U.S. Long Bond (130) December 2020 (22,918,286) 497,349
CME E-mini S&P 500 Index (24) December 2020 (3,990,119) 72,479
Ultra 10-Yr. U.S. Treasury Note (40) December 2020 (6,381,121) 89,871
Total Futures Short Contracts ( $ 38,028,184) $698,919
Total Futures Contracts $ 3,015,114 $392,557
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2020, for Opportunity Income
Plus Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 72,479
Total Equity Contracts 72,479
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 626,440
Total Interest Rate Contracts 626,440
Total Asset Derivatives $698,919
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 306,362
Total Interest Rate Contracts 306,362
Total Liability Derivatives $306,362
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Opportunity Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
182
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2020, for
Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,676)
Total Interest Rate Contracts (1,676)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (717,072)
Total Equity Contracts (717,072)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 413,650
Total Credit Contracts 413,650
Total ($305,098)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2020, for Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 156,308
Total Equity Contracts 156,308
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 576,528
Total Interest Rate Contracts 576,528
Total $732,836
The following table presents Opportunity Income Plus Fund's average volume of derivative activity during the period ended October 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Short ($5,004,333)
Interest Rate Contracts
Futures - Long 46,432,027
Futures - Short (20,786,559)
Credit Contracts
Credit Default Swaps - Buy
Protection (25,734)
Credit Default Swaps - Sell
Protection (32,356)

Opportunity Income Plus Fund
Summary Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
183
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $96,309 $20,338 $– $116,538 11,880 15.1%
Total Affiliated Registered Investment
Companies 96,309 116,538 15.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% 115,236 417,030 416,113 116,110 11,611 15.0
Total Affiliated Short-Term Investments 115,236 116,110 15.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,846 95,129 96,132 1,843 1,843 0.2
Total Collateral Held for Securities Loaned 2,846 1,843 0.2
Total Value $214,391 $234,491
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(109) $– $5,029
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% (54) 11 1 1,246
Total Income/Non Income Cash from Affiliated Investments $6,275
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 19
Total Affiliated Income from Securities Loaned, Net $19
Total $(54) $(98) $1

Small Cap Growth Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
184
Shares Common Stock ( 97.5% ) Value
Communications Services (0.1%)
5,238 ORBCOMM, Inc.
a
$ 22,523
Total 22,523
Consumer Discretionary (11.8%)
980 Bright Horizons Family Solutions,
Inc.
a
154,889
6,257 Cooper-Standard Holdings, Inc.
a
98,172
14,528 Duluth Holdings, Inc.
a,b
222,860
1,958 Etsy, Inc.
a
238,073
1,809 Five Below, Inc.
a
241,212
675 Lithia Motors, Inc. 154,960
2,448 Ollie's Bargain Outlet Holdings,
Inc.
a
213,196
4,072 Planet Fitness, Inc.
a
241,348
6,762 Playa Hotels and Resorts NV
a
26,169
5,793 Red Rock Resorts, Inc. 110,762
3,215 Skyline Corporation
a
82,465
3,341 Texas Roadhouse, Inc. 233,970
1,500 Wingstop, Inc. 174,495
Total 2,192,571
Consumer Staples (4.1%)
935 Casey's General Stores, Inc. 157,613
6,520 Celsius Holdings, Inc.
a
131,117
9,576 e.l.f. Beauty, Inc.
a
194,106
7,620 Turning Point Brands, Inc. 285,521
Total 768,357
Energy (0.2%)
6,640 Nine Energy Service, Inc.
a
7,105
3,712 Talos Energy, Inc.
a
24,425
Total 31,530
Financials (5.7%)
3,236 Ameris Bancorp 94,815
2,567 Assured Guaranty, Ltd. 65,536
2,634 Essent Group, Ltd. 104,965
20,249 Everi Holdings, Inc.
a
174,344
2,182 Hamilton Lane, Inc. 152,085
1,178 Kemper Corporation 72,635
2,750 Prosight Global, Inc.
a
32,532
3,513 Seacoast Banking Corporation of
Florida
a
75,459
1,050 TMX Group, Ltd. 102,029
4,638 Western Alliance Bancorp 191,086
Total 1,065,486
Health Care (23.6%)
5,054 ACADIA Pharmaceuticals, Inc.
a
234,758
2,052 Agios Pharmaceuticals, Inc.
a
82,224
1,019 Arena Pharmaceuticals, Inc.
a
87,349
494 Argenx SE ADR
a
122,576
3,991 Axonics Modulation Technologies,
Inc.
a
187,138
1,630 Biohaven Pharmaceutical Holding
Company, Ltd.
a
126,260
594 Bio-Techne Corporation 149,931
3,543 Catalent, Inc.
a
310,969
754 Global Blood Therapeutics, Inc.
a
39,871
2,321 Guardant Health, Inc.
a
247,558
4,041 Halozyme Therapeutics, Inc.
a
113,148
2,283 Inspire Medical Systems, Inc.
a
272,659
2,482 LHC Group, Inc.
a
537,477
Shares Common Stock (97.5%) Value
Health Care (23.6%) - continued
741 Ligand Pharmaceuticals, Inc.
a,b
$ 61,095
373 Mesa Laboratories, Inc. 97,506
4,045 Natera, Inc.
a
272,067
470 Neurocrine Biosciences, Inc.
a
46,375
1,533 Nevro Corporation
a
228,739
5,429 Optinose, Inc.
a
17,373
2,996 Pulmonx Corporation
a
126,012
1,404 Repligen Corporation
a
233,864
2,299 Retrophin, Inc.
a
46,532
362 Sage Therapeutics, Inc.
a
26,563
4,828 Silk Road Medical, Inc.
a
292,577
4,760 Tactile Systems Technology, Inc.
a
174,121
341 Teleflex, Inc. 108,516
322 Veeva Systems, Inc.
a
86,956
1,023 Zymeworks, Inc.
a
40,020
Total 4,370,234
Industrials (18.9%)
4,493 Aerojet Rocketdyne Holdings, Inc.
a
145,663
6,123 Altra Industrial Motion Corporation 261,819
3,171 ASGN, Inc.
a
211,442
3,055 Chart Industries, Inc.
a
257,995
2,614 Forward Air Corporation 164,604
1,948 Lincoln Electric Holdings, Inc. 198,345
2,320 Mercury Systems, Inc.
a
159,802
12,554 Meritor, Inc.
a
305,564
3,142 Middleby Corporation
a,b
312,755
1,567 Regal-Beloit Corporation 154,585
5,629 Ritchie Brothers Auctioneers, Inc. 341,286
1,674 Saia, Inc.
a
247,183
817 Simpson Manufacturing Company,
Inc. 72,484
1,060 SiteOne Landscape Supply, Inc.
a
126,659
11,364 Summit Materials, Inc.
a
201,029
2,442 Trex Company, Inc.
a
169,817
6,624 Willdan Group, Inc.
a
173,350
Total 3,504,382
Information Technology (28.1%)
3,860 Anaplan, Inc.
a
213,651
2,652 Avalara, Inc.
a
395,281
1,960 Bandwidth, Inc.
a
314,296
2,299 Blackline, Inc.
a
224,566
1,944 Cognex Corporation 128,110
828 Coupa Software, Inc.
a
221,656
3,020 Descartes Systems Group, Inc.
a
162,355
2,995 Dolby Laboratories, Inc. 224,865
2,695 Endava plc ADR
a
172,210
1,778 Euronet Worldwide, Inc.
a
157,957
6,960 Eventbrite, Inc.
a
64,241
2,679 Five9, Inc.
a
406,458
812 Guidewire Software, Inc.
a
78,041
3,277 Health Catalyst, Inc.
a
112,991
1,210 Inphi Corporation
a
169,110
5,420 Lattice Semiconductor
Corporation
a
189,158
2,406 Lumentum Holdings, Inc.
a
198,952
9,292 Medallia, Inc.
a,b
264,357
1,881 MKS Instruments, Inc. 203,881
1,118 Monolithic Power Systems, Inc. 357,313
2,033 Nova Measuring Instruments, Ltd.
a
113,096
1,072 Novanta, Inc.
a
116,548
904 Proofpoint, Inc.
a
86,549
2,046 Q2 Holdings, Inc.
a
186,677

Small Cap Growth Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
185
Shares Common Stock (97.5%) Value
Information Technology (28.1%) - continued
1,069 Rogers Corporation
a
$ 129,584
3,984 SailPoint Technologies Holdings,
Inc.
a
165,376
2,915 Workiva, Inc.
a
161,229
Total 5,218,508
Materials (1.8%)
5,803 Louisiana-Pacific Corporation 165,850
830 Quaker Chemical Corporation 158,356
Total 324,206
Real Estate (3.2%)
332 CoreSite Realty Corporation 39,628
9,496 Cushman and Wakefield plc
a
111,293
1,501 FirstService Corporation 201,374
2,228 NexPoint Residential Trust, Inc. 98,745
3,038 Rexford Industrial Realty, Inc. 141,145
Total 592,185
Total Common Stock
(cost $13,872,042) 18,089,982
Shares
Collateral Held for Securities
Loaned ( 3.7% ) Value
685,435 Thrivent Cash Management Trust 685,435
Total Collateral Held for
Securities Loaned
(cost $685,435) 685,435
Shares
Registered Investment
Companies ( 0.4% ) Value
Unaffiliated  (0.4%)
2,008 SPDR S&P Regional Banking ETF 82,629
Total 82,629
Total Registered Investment
Companies (cost $72,473) 82,629
Shares Short-Term Investments ( 1.7% ) Value
Thrivent Core Short-Term Reserve
Fund
31,900 0.290% 318,997
Total Short-Term Investments
(cost $318,332) 318,997
Total Investments (cost
$14,948,282) 103.3% $19,177,043
Other Assets and Liabilities, Net
(3.3%) (614,883)
Total Net Assets 100.0% $18,562,160
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of October 31, 2020:
Securities Lending Transactions
Common Stock $ 652,919
Total lending $652,919
Gross amount payable upon return of
collateral for securities loaned $685,435
Net amounts due to counterparty
$32,516
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $4,686,875
Gross unrealized depreciation (487,323)
Net unrealized appreciation (depreciation) $4,199,552
Cost for federal income tax purposes $14,977,491

Small Cap Growth Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
186
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 22,523 22,523 – –
Consumer Discretionary 2,192,571 2,192,571 – –
Consumer Staples 768,357 768,357 – –
Energy 31,530 31,530 – –
Financials 1,065,486 963,457 102,029 –
Health Care 4,370,234 4,370,234 – –
Industrials 3,504,382 3,504,382 – –
Information Technology 5,218,508 5,218,508 – –
Materials 324,206 324,206 – –
Real Estate 592,185 592,185 – –
Registered Investment Companies
Unaffiliated 82,629 82,629 – –
Subtotal Investments in Securities $18,172,611 $18,070,582 $102,029 $–
Other Investments  * Total
Affiliated Short-Term Investments 318,997
Collateral Held for Securities Loaned 685,435
Subtotal Other Investments $1,004,432
Total Investments at Value $19,177,043
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $251 $6,186 $6,118 $319 32 1.7%
Total Affiliated Short-Term Investments 251 319 1.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   297 7,065 6,677 685 685 3.7
Total Collateral Held for Securities Loaned 297 685 3.7
Total Value $548 $1,004
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $(1) $1 $0 $5
Total Income/Non Income Cash from Affiliated Investments $5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total $(1) $1 $0

Small Cap Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
187
Shares Common Stock ( 97.5% ) Value
Communications Services (1.7%)
704,592 QuinStreet , Inc.
a
$ 11,276,995
Total 11,276,995
Consumer Discretionary (9.4%)
236,048 Cedar Fair, LP 6,139,609
375,286 Cooper-Standard Holdings, Inc.
a
5,888,237
127,877 Crocs, Inc.
a
6,691,803
30,580 Five Below, Inc.
a
4,077,537
213,558 Leggett & Platt, Inc. 8,911,775
155,084 Miller Industries, Inc. 4,643,215
80,525 Sleep Number Corporation
a
5,102,064
305,324 Stoneridge, Inc.
a
6,970,547
111,114 Texas Roadhouse, Inc. 7,781,314
219,134 Zumiez , Inc.
a
6,135,752
Total 62,341,853
Consumer Staples (4.0%)
915,039 Cott Corporation 11,465,438
61,297 John B. Sanfilippo & Son, Inc. 4,459,970
288,353 Turning Point Brands, Inc. 10,804,587
Total 26,729,995
Energy (2.7%)
505,493 Helmerich & Payne, Inc. 7,516,681
340,495 Nine Energy Service, Inc.
a
364,330
260,069 SEACOR Holdings, Inc.
a
7,965,913
509,529 WPX Energy, Inc.
a
2,348,929
Total 18,195,853
Financials (21.8%)
290,712 Air Lease Corporation 7,918,995
258,982 Assured Guaranty, Ltd. 6,611,810
213,840 Bank of N.T. Butterfield & Son, Ltd. 5,658,206
542,125 Bridgewater Bancshares, Inc.
a
6,023,009
377,324 Columbia Banking System, Inc. 10,719,775
112,818 Evercore , Inc. 8,973,544
734,584 Everi Holdings, Inc.
a
6,324,768
112,219 First Interstate BancSystem , Inc. 3,961,331
99,795 Glacier Bancorp, Inc. 3,572,661
340,727 Heartland Financial USA, Inc. 11,223,547
688,156 Heritage Commerce Corporation 4,989,131
89,890 James River Group Holdings, Ltd. 4,200,560
66,727 Kemper Corporation 4,114,387
92,584 Primerica, Inc. 10,206,460
269,563 Santander Consumer USA
Holdings, Inc. 5,482,911
331,711 Seacoast Banking Corporation of
Florida
a
7,125,152
59,626 Selective Insurance Group, Inc. 3,104,130
426,401 Synovus Financial Corporation 11,086,426
315,953 Triumph Bancorp, Inc.
a
13,311,100
244,185 Western Alliance Bancorp 10,060,422
Total 144,668,325
Health Care (9.4%)
161,044 AMN Healthcare Services, Inc.
a
10,512,952
84,148 Biohaven Pharmaceutical Holding
Company, Ltd.
a
6,518,104
268,167 Halozyme Therapeutics, Inc.
a
7,508,676
71,010 LHC Group, Inc.
a
15,377,216
333,631 Optinose , Inc.
a
1,067,619
27,365 PerkinElmer, Inc. 3,545,136
203,587 Syneos Health, Inc.
a
10,806,398
Shares Common Stock (97.5%) Value
Health Care (9.4%) - continued
194,317 Tactile Systems Technology, Inc.
a
$ 7,108,116
Total 62,444,217
Industrials (18.1%)
198,272 Altra Industrial Motion Corporation 8,478,111
122,261 ASGN, Inc.
a
8,152,363
115,661 Curtiss-Wright Corporation 9,757,162
67,334 Encore Wire Corporation 3,111,504
144,837 Forward Air Corporation 9,120,386
176,204 Helios Technologies, Inc. 7,372,375
103,290 Lincoln Electric Holdings, Inc. 10,516,988
171,930 Manpower, Inc. 11,668,889
483,589 Meritor, Inc.
a
11,770,556
82,405 Middleby Corporation
a,b
8,202,594
105,698 NAPCO Security Technologies,
Inc.
a
2,549,436
404,346 Raven Industries, Inc. 8,863,264
107,664 Ritchie Brothers Auctioneers, Inc. 6,527,668
61,316 Saia, Inc.
a
9,053,921
36,330 Valmont Industries, Inc. 5,157,044
Total 120,302,261
Information Technology (15.0%)
147,861 Advanced Energy Industries, Inc.
a
9,976,182
310,366 Agilysys , Inc.
a
8,404,711
83,251 Blackline, Inc.
a
8,131,958
569,434 Change Healthcare, Inc.
a
8,057,491
143,466 Ciena Corporation
a
5,651,126
162,869 Computer Services, Inc. 9,772,140
96,612 Dolby Laboratories, Inc. 7,253,629
204,627 Lattice Semiconductor
Corporation
a
7,141,482
36,865 Littelfuse , Inc. 7,297,058
259,320 National Instruments Corporation 8,111,530
225,205 Nuance Communications, Inc.
a
7,186,291
93,574 Plexus Corporation
a
6,507,136
115,290 Workiva , Inc.
a
6,376,690
Total 99,867,424
Materials (6.9%)
694,596 Element Solutions, Inc.
a
8,140,665
1,509,991 Ivanhoe Mines, Ltd.
a
5,938,867
422,002 Louisiana-Pacific Corporation 12,060,817
122,704 UFP Technologies, Inc.
a
4,547,410
91,544 United States Lime & Minerals, Inc. 8,486,129
148,252 W. R. Grace & Company 6,447,480
Total 45,621,368
Real Estate (6.2%)
59,678 Agree Realty Corporation 3,704,213
293,971 American Campus Communities,
Inc. 11,012,154
118,907 Colliers International Group, Inc. 8,428,128
112,534 Healthcare Realty Trust, Inc. 3,128,445
137,113 National Storage Affiliates Trust 4,646,759
136,781 Rayonier, Inc. REIT 3,471,502
921,349 Sunstone Hotel Investors, Inc. 6,836,410
3,528 Terreno Realty Corporation 198,556
Total 41,426,167
Utilities (2.3%)
67,058 NorthWestern Corporation 3,495,733
111,077 PNM Resources, Inc. 5,553,850

Small Cap Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
188
Shares Common Stock (97.5%) Value
Utilities (2.3%) - continued
87,742 Portland General Electric
Company $ 3,448,261
53,717 Spire, Inc. 3,010,301
Total 15,508,145
Total Common Stock
(cost $576,418,214) 648,382,603
Shares
Collateral Held for Securities
Loaned ( 1.3% ) Value
8,297,610 Thrivent Cash Management Trust 8,297,610
Total Collateral Held for
Securities Loaned
(cost $8,297,610) 8,297,610
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
65,751 Health Care Select Sector SPDR
Fund
b
6,684,247
Total 6,684,247
Total Registered Investment
Companies (cost $6,279,009) 6,684,247
Shares Short-Term Investments ( 1.2% ) Value
Thrivent Core Short-Term Reserve
Fund
812,296 0.290% 8,122,962
Total Short-Term Investments
(cost $8,120,366) 8,122,962
Total Investments (cost
$599,115,199) 101.0% $671,487,422
Other Assets and Liabilities, Net
(1.0%) (6,493,936)
Total Net Assets 100.0% $664,993,486
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of October 31, 2020:
Securities Lending Transactions
Common Stock $ 8,115,396
Total lending $8,115,396
Gross amount payable upon return of
collateral for securities loaned $8,297,610
Net amounts due to counterparty
$182,214
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $112,640,802
Gross unrealized depreciation (42,454,797)
Net unrealized appreciation (depreciation) $70,186,005
Cost for federal income tax purposes $601,301,417

Small Cap Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
189
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 11,276,995 11,276,995 – –
Consumer Discretionary 62,341,853 62,341,853 – –
Consumer Staples 26,729,995 26,729,995 – –
Energy 18,195,853 18,195,853 – –
Financials 144,668,325 144,668,325 – –
Health Care 62,444,217 62,444,217 – –
Industrials 120,302,261 120,302,261 – –
Information Technology 99,867,424 99,867,424 – –
Materials 45,621,368 39,682,501 5,938,867 –
Real Estate 41,426,167 41,426,167 – –
Utilities 15,508,145 15,508,145 – –
Registered Investment Companies
Unaffiliated 6,684,247 6,684,247 – –
Subtotal Investments in Securities $655,066,850 $649,127,983 $5,938,867 $–
Other Investments  * Total
Affiliated Short-Term Investments 8,122,962
Collateral Held for Securities Loaned 8,297,610
Subtotal Other Investments $16,420,572
Total Investments at Value $671,487,422
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $19,332 $159,170 $170,371 $8,123 812 1.2%
Total Affiliated Short-Term Investments 19,332 8,123 1.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   21,914 253,899 267,515 8,298 8,298 1.3
Total Collateral Held for Securities Loaned 21,914 8,298 1.3
Total Value $41,246 $16,421
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $(11) $3 $0 $152
Total Income/Non Income Cash from Affiliated Investments $152
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 48
Total Affiliated Income from Securities Loaned, Net $48
Total $(11) $3 $0

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.
190
As of October 31, 2020
Aggressive
Allocation Fund
Balanced Income
Plus Fund Global Stock Fund
Assets
Investments in unaffiliated securities at cost $657,577,761 $292,568,920 $1,212,837,566
Investments in affiliated securities at cost $624,599,697 $45,438,798 $259,463,597
Investments in unaffiliated securities at value
(#)
$768,262,938 $312,641,958 $1,435,606,806
Investments in affiliated securities at value 752,780,818 45,907,788 261,771,498
Cash 2,891
(a)
183,922
(b)
—
Initial margin deposit on open future contracts 60,000 — —
Dividends and interest receivable 603,069 1,061,127 3,707,302
Prepaid expenses 24,198 6,184 19,487
Prepaid trustee fees 4,191 1,414 7,181
Receivable for:
Investments sold 3,322,592 2,893,946 12,327,133
Investments sold on a delayed-delivery basis 9,494,356 6,295,408 —
Fund shares sold 980,623 48,271 110,764
Expense reimbursements 267,285 — —
Variation margin on open future contracts 2,948,208 98,434 1,823,640
Variation margin on open swap contracts — — —
Total Assets 1,538,751,169 369,138,452 1,715,373,811
Liabilities
Distributions payable — — —
Accrued expenses 139,847 62,210 149,461
Cash overdraft — — 353,640
(c)
Payable for:
Investments purchased 2,413,437 637,306 11,642,192
Investments purchased on a delayed-delivery basis 31,183,793 21,906,218 —
Return of collateral for securities loaned 2,720,225 2,301,889 12,847,965
Foreign capital gain tax liability — — —
Fund shares redeemed 1,397,619 427,425 974,201
Variation margin on open future contracts 4,232,265 77,782 3,408,179
Investment advisory fees 968,903 164,927 847,152
Administrative fees 22,471 5,098 25,563
Distribution fees 210,899 51,272 308,903
Transfer agent fees 132,352 27,324 122,682
Trustee deferred compensation 37,262 54,179 359,755
Open options written, at value 11,266
(e)
— —
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 18,137 12,432 —
Total Liabilities 43,488,476 25,728,062 31,039,693
Net Assets
Capital stock (beneficial interest) 1,219,972,663 328,033,254 1,418,401,278
Distributable earnings/(accumulated loss) 275,290,030 15,377,136 265,932,840
Total Net Assets $1,495,262,693 $343,410,390 $1,684,334,118
Class A Share Capital $951,694,053 $234,954,150 $1,383,051,135
Shares of beneficial interest outstanding (Class A) 61,764,423 18,608,426 58,050,543
Net asset value per share $15.41 $12.63 $23.82
Maximum public offering price $16.14 $13.23 $24.94
Class S Share Capital $543,568,640 $108,456,240 $301,282,983
Shares of beneficial interest outstanding (Class S) 34,882,634 8,610,547 12,481,394
Net asset value per share $15.58 $12.60 $24.14
(#)
Includes securities on loan of 3,496,800 2,219,678 12,125,158
(a) Includes foreign currency holdings of $2,011 (cost $2,023).
(b) Includes foreign currency holdings of $3,422 (cost $3,380).
(c) Includes foreign currency holdings of $-139,735 (cost $-139,671).
(d) Includes foreign currency holdings of $686,383 (cost $684,281).
(e) Open options written, cost ($17,695).
(f) Open options written, cost ($6,443).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
191
Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$82,539,138 $17,947,855 $773,140,038 $972,826,572 $678,748,453 $814,784,441 $885,868,815
$24,705,913 $— $49,227,850 $61,749,307 $51,036,003 $35,724,680 $30,627,324
$86,067,762 $18,238,944 $773,368,344 $1,035,689,399 $702,319,475 $1,450,538,081 $1,044,441,996
24,705,616 — 49,249,630 61,819,884 51,103,047 35,746,285 30,650,152
— 7,983 — 44,017 — — —
— — — — — — —
302,246 230,858 10,946,405 9,017,099 3,556,239 220,837 1,866,329
5,800 4,128 17,106 19,268 9,793 22,353 13,384
989 989 3,289 4,308 3,414 6,381 4,413
263,648 — 4,547,902 13,284,927 2,980,778 46,692,982 515,986
12,997,047 — — 11,940,488 — — —
41,294 13 655,330 2,192,104 43,784 949,061 371,640
534 13,482 — — 19,478 — —
19,344 1,875 — — 264,270 — —
— — 14,210 — — — —
124,404,280 18,498,272 838,802,216 1,134,011,494 760,300,278 1,534,175,980 1,077,863,900
230 7,747 567,126 126,147 — — —
16,415 14,137 72,743 84,661 223,181 70,644 63,659
3,026 — 49,623 — 445,666
(d)
10,514 9,509
— — 1,931,389 27,646,080 7,157,778 34,143,200 898,575
36,307,420 226,560 5,932,150 33,455,883 — — —
— — 21,074,937 787,875 1,557,210 10,854,690 12,892,275
— — — — 192,620 — —
11,048 40,491 441,330 618,314 146,058 363,455 261,163
8,500 — — 39,000 105,838 — —
29,480 7,570 262,236 302,519 469,686 900,929 420,682
1,253 257 11,709 15,343 12,007 22,732 15,892
433 — 87,159 71,429 26,325 78,987 42,689
2,300 792 37,049 31,773 25,798 56,297 29,494
13,793 1,190 92,148 101,134 108,720 72,792 92,688
3,325
(f)
— — — — — —
— — — — — — —
25,837 — — 21,872 — — —
36,423,060 298,744 30,559,599 63,302,030 10,470,887 46,574,240 14,726,626
83,722,279 18,239,673 885,000,912 978,507,702 785,859,916 742,404,916 828,856,229
4,258,941 (40,145) (76,758,296) 92,201,762 (36,030,525) 745,196,824 234,281,045
$87,981,220 $18,199,528 $808,242,616 $1,070,709,464 $749,829,391 $1,487,601,740 $1,063,137,274
$4,069,524 $— $407,077,565 $337,852,022 $116,976,199 $351,232,317 $193,502,095
386,406 — 90,629,817 33,827,901 12,814,412 24,360,977 9,476,793
$10.53 $— $4.49 $9.99 $9.13 $14.42 $20.42
$10.74 $— $4.70 $10.46 $9.56 $15.10 $21.38
$83,911,696 $18,199,528 $401,165,051 $732,857,442 $632,853,192 $1,136,369,423 $869,635,179
7,965,927 1,769,027 89,261,384 73,430,597 68,866,507 69,706,937 42,226,595
$10.53 $10.29 $4.49 $9.98 $9.19 $16.30 $20.59
— — 16,374,623 759,774 1,489,085 9,595,106 12,762,021

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
192
As of October 31, 2020
Limited Maturity
Bond Fund
Low Volatility
Equity Fund
Mid Cap Growth
Fund
Assets
Investments in unaffiliated securities at cost $1,315,259,414 $27,186,143 $4,858,019
Investments in affiliated securities at cost $204,514,844 $— $112,089
Investments in unaffiliated securities at value
(#)
$1,344,868,351 $28,476,471 $5,951,362
Investments in affiliated securities at value 204,528,519 — 112,089
Cash — — —
Initial margin deposit on open future contracts — — —
Dividends and interest receivable 5,041,845 107,502 568
Prepaid expenses 26,938 4,054 1,897
Prepaid trustee fees 5,260 989 989
Receivable for:
Investments sold 7,972,915 150,554 65,523
Investments sold on a delayed-delivery basis 118,209,543 — —
Fund shares sold 4,429,342 34,169 58,984
Expense reimbursements — 12,501 12,489
Variation margin on open future contracts 144,629 — —
Total Assets 1,685,227,342 28,786,240 6,203,901
Liabilities
Distributions payable 45,039 — —
Accrued expenses 134,840 21,572 11,974
Cash overdraft 1,528 202,067
(a)
2,928
Payable for:
Investments purchased 5,211,487 43,796 61,194
Investments purchased on a delayed-delivery basis 307,918,124 — —
Return of collateral for securities loaned 2,914,385 — 69,250
Fund shares redeemed 1,150,345 21,530 15,453
Variation margin on open future contracts — 252 —
Investment advisory fees 311,504 15,573 4,014
Administrative fees 19,022 441 91
Distribution fees 35,143 — —
Transfer agent fees 47,294 2,563 1,516
Trustee deferred compensation 87,349 1,201 380
Open options written, at value — — —
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 147,268 — —
Total Liabilities 318,023,328 308,995 166,800
Net Assets
Capital stock (beneficial interest) 1,352,849,421 27,924,842 4,722,338
Distributable earnings/(accumulated loss) 14,354,593 552,403 1,314,763
Total Net Assets $1,367,204,014 $28,477,245 $6,037,101
Class A Share Capital $342,206,442 $— $—
Shares of beneficial interest outstanding (Class A) 27,012,191 — —
Net asset value per share $12.67 $— $—
Maximum public offering price $12.67 $— $—
Class S Share Capital $1,024,997,572 $28,477,245 $6,037,101
Shares of beneficial interest outstanding (Class S) 80,930,343 2,459,098 477,388
Net asset value per share $12.67 $11.58 $12.65
(#)
Includes securities on loan of 2,840,366 — 61,600
1 Securities held by this fund are valued on the basis of amortized cost, which approximates market value.
(a) Includes foreign currency holdings of $24,896 (cost $24,893).
(b) Includes foreign currency holdings of $935 (cost $944).
(c) Includes foreign currency holdings of $-520 (cost $-518).
(d) Includes foreign currency holdings of $15 (cost $15).
(e) Open options written, cost ($122,924).
(f) Open options written, cost ($88,361).
(g) Open options written, cost ($33,526).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
193
Mid Cap Stock
Fund
Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$1,710,563,794 $4,895,092 $1,445,808,272 $1,302,355,672 $572,244,656 $756,207,461 $1,432,399,863
$128,996,975 $204,108 $1,237,338,973 $1,518,656,514 $501,224,237 $— $—
$2,201,637,907 $4,966,782 $1,580,169,827 $1,481,801,962 $612,435,869 $756,207,461
1
$1,534,816,995
129,025,113 204,231 1,513,001,036 1,818,866,350 575,613,859 — —
— — 188,677
(b)
122,661
(c)
98,322
(d)
— 72,094
— — 27,000 — 61,100 — —
531,056 1,272 5,460,991 3,908,059 2,595,233 92,512 19,832,490
20,090 1,895 32,806 34,569 22,534 19,179 20,949
9,239 989 7,811 8,042 3,050 3,042 6,369
— 12,441 6,907,920 8,348,998 4,002,314 8,205,000 —
— — 113,995,526 75,801,771 64,120,554 — —
1,494,630 538 1,611,175 1,269,075 1,197,979 3,298,796 675,966
— 10,499 463,824 634,212 129,370 216,821 —
— — 3,681,984 5,400,132 796,849 — —
2,332,718,035 5,198,647 3,225,548,577 3,396,195,831 1,261,077,033 768,042,811 1,555,424,863
— — — — — — 430,430
132,860 10,808 170,228 187,099 76,910 68,948 85,569
22,909 1,483 — — — 14,265 —
— 12,412 4,847,584 4,246,755 3,787,231 2,937,609 —
— — 332,683,929 213,321,630 169,644,975 7,198,271 1,510,740
82,393,750 163,370 16,699,116 7,754,296 9,146,628 — —
1,391,482 4,580 2,162,069 3,432,502 638,491 2,654,560 1,416,481
— — 4,836,232 5,953,433 1,039,246 — —
1,244,356 3,255 1,549,328 1,855,370 539,683 221,972 523,508
33,817 74 42,398 47,141 15,643 10,782 22,342
253,243 — 412,219 490,786 155,900 — 257,882
118,063 210 151,234 222,222 55,086 51,391 43,341
208,700 380 60,504 75,124 37,684 — 191,092
— — 69,594
(e)
51,712
(f)
14,585
(g)
— —
— — — — — — —
— — 214,464 135,050 120,652 — —
85,799,180 196,572 363,898,899 237,773,120 185,272,714 13,157,798 4,481,385
1,666,354,665 4,907,582 2,379,467,978 2,576,809,118 940,931,030 754,885,013 1,475,402,052
580,564,190 94,493 482,181,700 581,613,593 134,873,289 — 75,541,426
$2,246,918,855 $5,002,075 $2,861,649,678 $3,158,422,711 $1,075,804,319 $754,885,013 $1,550,943,478
$1,146,289,580 $— $1,888,631,996 $2,234,084,043 $725,796,500 $399,353,717 $1,215,541,999
46,972,693 — 132,185,552 147,329,334 56,866,085 399,345,390 106,423,251
$24.40 $— $14.29 $15.16 $12.76 $1.00 $11.42
$25.55 $— $14.96 $15.87 $13.36 $1.00 $11.96
$1,100,629,275 $5,002,075 $973,017,682 $924,338,668 $350,007,819 $355,531,296 $335,401,479
39,256,614 490,296 67,902,945 60,364,708 27,334,708 355,520,098 29,365,213
$28.04 $10.20 $14.33 $15.31 $12.80 $1.00 $11.42
78,331,597 159,176 16,294,991 5,833,894 8,848,701 — —

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
194
As of October 31, 2020
Opportunity
Income Plus
Fund
Small Cap
Growth Fund
Small Cap Stock
Fund
Assets
Investments in unaffiliated securities at cost $653,291,982 $13,944,515 $582,697,223
Investments in affiliated securities at cost $232,086,643 $1,003,767 $16,417,976
Investments in unaffiliated securities at value
(#)
$649,468,244 $18,172,611 $655,066,850
Investments in affiliated securities at value 234,491,905 1,004,432 16,420,572
Cash 661,280 — —
Dividends and interest receivable 2,880,970 751 37,633
Prepaid expenses 14,474 4,138 12,738
Prepaid trustee fees 3,134 989 2,586
Receivable for:
Investments sold 6,093,147 100,445 2,977,408
Investments sold on a delayed-delivery basis 56,939,074 — —
Fund shares sold 809,178 39,455 164,064
Expense reimbursements — 15,541 —
Variation margin on open future contracts 113,995 — —
Total Assets 951,475,401 19,338,362 674,681,851
Liabilities
Distributions payable 123,929 — —
Accrued expenses 96,622 14,701 50,773
Cash overdraft — 5,538
(a)
13,850
Payable for:
Investments purchased 2,727,860 49,676 147,823
Investments purchased on a delayed-delivery basis 171,906,873 — —
Return of collateral for securities loaned 1,843,225 685,435 8,297,610
Fund shares redeemed 929,823 2,588 532,468
Variation margin on open future contracts 18,688 — —
Investment advisory fees 283,534 12,689 380,821
Administrative fees 11,150 270 9,738
Distribution fees 50,788 — 84,660
Transfer agent fees 30,575 4,115 54,466
Trustee deferred compensation 67,638 1,190 116,156
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 107,845 — —
Total Liabilities 178,198,550 776,202 9,688,365
Net Assets
Capital stock (beneficial interest) 797,317,636 13,798,804 582,106,684
Distributable earnings/(accumulated loss) (24,040,785) 4,763,356 82,886,802
Total Net Assets $773,276,851 $18,562,160 $664,993,486
Class A Share Capital $238,603,535 $— $393,448,764
Shares of beneficial interest outstanding (Class A) 23,925,481 — 21,810,987
Net asset value per share $9.97 $— $18.04
Maximum public offering price $10.44 $— $18.89
Class S Share Capital $534,673,316 $18,562,160 $271,544,722
Shares of beneficial interest outstanding (Class S) 53,609,250 1,254,096 11,790,423
Net asset value per share $9.97 $14.80 $23.03
(#)
Includes securities on loan of 1,792,500 652,919 8,115,396
(a) Includes foreign currency holdings of $379 (cost $361).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.
196
For the year ended October 31, 2020
Aggressive
Allocation Fund
Balanced Income
Plus Fund Global Stock Fund
Investment Income
Dividends $8,642,814 $3,741,652 $29,311,917
Taxable interest 1,264,841 5,963,160 277,068
Tax-Exempt interest — — —
Income from mortgage dollar rolls 147,720 47,671 —
Affiliated income from securities loaned, net 73,689 15,721 73,471
Income from affiliated investments 1,686,979 253,076 2,147,907
Non cash income 8,081 49,226 —
Non cash income from affiliated investments 9,805,833 1,162,770 —
Foreign tax withholding (56,344) (133,917) (1,753,139)
Total Investment Income 21,573,613 11,099,359 30,057,224
Expenses
Adviser fees 10,553,725 1,979,254 9,660,950
Administrative service fees 314,536 131,177 360,222
Audit and legal fees 45,790 39,160 46,637
Custody fees 118,536 105,692 315,250
Distribution expenses Class A 2,355,894 600,688 3,529,837
Insurance expenses 8,187 4,966 9,261
Pricing service fees — — —
Printing and postage expenses Class A 165,775 45,805 304,134
Printing and postage expenses Class S 147,886 22,617 21,401
SEC and state registration expenses 96,526 44,535 72,323
Transfer agent fees Class A 962,587 254,825 1,760,046
Transfer agent fees Class S 849,760 113,648 102,022
Trustees' fees 27,824 11,205 58,157
Other expenses 42,123 81,348 48,002
Total Expenses Before Reimbursement 15,689,149 3,434,920 16,288,242
Less:
Reimbursement from adviser (2,880,396) — —
Total Net Expenses 12,808,753 3,434,920 16,288,242
Net Investment Income/(Loss) 8,764,860 7,664,439 13,768,982
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 24,250,077 (4,699,834) 44,015,649
Affiliated investments (27,350) 33,644 (131,498)
In-kind contributions 244,947 — —
Distributions of realized capital gains from
affiliated investments 15,457,155 175 1,415
Written option contracts 12,070 — —
Futures contracts 27,573,371 990,125 20,017,194
Foreign currency transactions 304,452 3,529 991,375
Swap agreements (10,664) 5,055 —
Change in net unrealized appreciation/(depreciation) on:
Investments 30,111,783 1,390,536 (7,862,269)
Affiliated investments (3,267,490) 9,875 2,307,901
Written option contracts 6,429 — —
Futures contracts (23,640,689) (858,179) (23,839,340)
Foreign currency transactions (2,502) 4,002 26,073
Swap agreements — — —
Foreign capital gain tax liability — — —
Net Realized and Unrealized Gains/(Losses) 71,011,589 (3,121,072) 35,526,500
Net Increase/(Decrease) in Net Assets Resulting
From Operations $79,776,449 $4,543,367 $49,295,482

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
197
Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$— $— $316,535 $666,811 $19,727,144 $8,735,644 $27,384,695
1,196,252 3,602 44,359,543 31,637,481 99,180 14 32
— 607,637 — — — — —
82,812 — — 223,658 — — —
— — 166,748 16,833 7,710 8,800 14,511
154,284 — 406,342 874,469 1,121,818 274,585 343,207
— — — — — — —
— — — — — — —
— — — — (2,106,082) (12,725) (72,465)
1,433,348 611,239 45,249,168 33,419,252 18,849,770 9,006,318 27,669,980
270,205 84,929 3,000,365 3,278,093 5,509,922 8,832,240 4,893,138
81,484 72,888 203,589 235,124 210,836 291,199 254,852
32,732 32,470 45,690 41,571 48,619 40,538 41,348
5,022 2,404 13,404 17,183 589,133 16,540 15,085
5,377 — 1,036,265 801,595 321,599 763,019 516,151
4,025 3,849 6,309 6,896 6,567 7,528 7,173
— 11,334 — — — — —
4,208 — 76,411 60,227 55,085 58,963 44,382
9,775 6,273 60,669 48,498 20,593 78,707 51,154
34,566 18,838 73,707 84,860 46,021 81,131 64,409
7,498 — 399,598 313,736 374,037 395,208 298,754
24,041 12,241 308,011 424,071 84,711 483,634 425,648
6,996 6,963 24,059 29,893 25,969 37,546 33,252
19,483 23,069 41,475 50,054 132,312 21,577 21,530
505,412 275,258 5,289,552 5,391,801 7,425,404 11,107,830 6,666,876
(9,749) (171,832) — — (226,588) — —
495,663 103,426 5,289,552 5,391,801 7,198,816 11,107,830 6,666,876
937,685 507,813 39,959,616 28,027,451 11,650,954 (2,101,512) 21,003,104
1,483,112 (128,856) (35,639,505) 27,757,184 (27,148,204) 117,883,280 68,939,080
(11,909) — (71,605) (101,942) (58,566) (35,654) (25,775)
— — — — — — —
81 — 170 683 793 135 270
3,078 — — — — — —
(158,869) (119,206) — 2,311,543 (19,405,672) — —
— — 23 — 414,679 — 619
— — 146,468 117,233 546 — —
1,033,612 (422,578) (3,246,729) 15,021,284 (22,363,579) 257,778,546 (170,487,948)
(297) — 21,780 70,577 67,044 21,605 22,828
3,118 — — — — — —
(32,426) 3,657 — (428,329) (11,154,344) — —
— — — — 25,195 — —
— — 44,640 — — — —
— — — — (77,996) — —
2,319,500 (666,983) (38,744,758) 44,748,233 (79,700,104) 375,647,912 (101,550,926)
$3,257,185 $(159,170) $1,214,858 $72,775,684 $(68,049,150) $373,546,400 $(80,547,822)

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
198
For the year ended 10/31/2020
Limited Maturity
Bond Fund
Low Volatility Equity
Fund
Mid Cap Growth
Fund
(a)
Investment Income
Dividends $769,550 $759,048 $13,464
Taxable interest 27,412,744 1,703 151
Tax-Exempt interest — — —
Income from mortgage dollar rolls 615,122 — —
Affiliated income from securities loaned, net 10,269 47 2
Income from affiliated investments 982,119 3,737 620
Non cash income — — —
Non cash income from affiliated investments — — —
Foreign tax withholding — (41,159) (61)
Total Investment Income 29,789,804 723,376 14,176
Expenses
Adviser fees 3,214,174 163,373 28,140
Administrative service fees 263,064 74,629 47,304
Audit and legal fees 42,277 33,266 30,740
Custody fees 23,848 19,829 3,601
Distribution expenses Class A 376,383 — —
Insurance expenses 7,373 3,873 2,530
Printing and postage expenses Class A 68,669 — —
Printing and postage expenses Class S 88,928 12,790 4,381
SEC and state registration expenses 174,724 22,736 1,437
Transfer agent fees Class A 350,453 — —
Transfer agent fees Class S 730,529 37,282 6,762
Trustees' fees 34,027 6,961 4,556
Other expenses 60,436 18,716 5,777
Total Expenses Before Reimbursement 5,434,885 393,455 135,228
Less:
Reimbursement from adviser — (126,204) (97,708)
Total Net Expenses 5,434,885 267,251 37,520
Net Investment Income/(Loss) 24,354,919 456,125 (23,344)
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 3,912,189 (1,117,307) 244,647
Affiliated investments (138,450) 233 117
In-kind contributions — — —
Distributions of realized capital gains from
affiliated investments 412 4 —
Written option contracts — — —
Futures contracts (7,712,660) 26,869 —
Foreign currency transactions — 41 —
Swap agreements 486,688 — —
Change in net unrealized appreciation/(depreciation) on:
Investments 15,277,322 (598,262) 1,093,343
Affiliated investments 13,675 — —
Written option contracts — — —
Futures contracts 500,481 (195) —
Foreign currency transactions — 1,969 —
Net Realized and Unrealized Gains/(Losses) 12,339,657 (1,686,648) 1,338,107
Net Increase/(Decrease) in Net Assets Resulting
From Operations $36,694,576 $(1,230,523) $1,314,763
(a) For the period from February 28, 2020 (inception) through October 31, 2020.

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
199
Mid Cap Stock
Fund
Mid Cap Value
Fund
(a)
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$23,591,941 $55,285 $8,844,397 $11,459,030 $1,940,743 $— $—
25 141 22,601,414 15,368,714 11,042,996 6,258,589 68,321
— — — — — — 52,452,484
— — 1,329,716 846,204 641,210 — —
145,900 103 117,758 142,495 25,552 — —
1,044,741 760 3,722,310 3,679,141 1,684,008 — —
— — 14,587 19,170 2,981 — —
— — 21,353,071 25,527,595 9,082,940 — —
(55,763) — (69,560) (120,589) (4,424) — —
24,726,844 56,289 57,913,693 56,921,760 24,416,006 6,258,589 52,520,805
13,666,339 24,095 17,110,346 20,686,388 5,930,328 2,556,153 6,128,425
440,213 47,213 537,085 594,682 241,636 194,156 331,238
47,906 30,739 53,632 56,501 42,963 35,488 50,649
24,637 1,504 138,859 136,762 71,936 12,588 18,694
2,785,488 — 4,693,779 5,569,141 1,765,321 — 3,068,891
10,375 2,529 12,428 13,480 7,021 6,234 9,090
186,213 — 229,444 310,475 90,813 153,401 100,762
120,166 3,171 126,148 198,129 45,680 62,879 31,238
102,669 1,188 165,373 156,586 94,092 169,108 93,814
1,209,165 — 1,284,891 1,830,268 474,322 598,284 470,963
986,994 1,224 720,574 1,062,988 235,311 216,124 268,632
67,174 4,557 52,263 55,529 20,247 21,610 49,169
30,870 5,709 95,765 99,632 69,878 25,720 153,373
19,678,209 121,929 25,220,587 30,770,561 9,089,548 4,051,745 10,774,938
— (89,802) (5,025,345) (6,864,379) (1,431,896) (1,467,906) —
19,678,209 32,127 20,195,242 23,906,182 7,657,652 2,583,839 10,774,938
5,048,635 24,162 37,718,451 33,015,578 16,758,354 3,674,750 41,745,867
89,060,368 (1,181) 36,810,435 59,798,662 13,692,810 28,128 (1,180,770)
(159,317) (302) (176,474) (145,755) (73,533) — —
— — 723,261 — — — —
826 — 22,421,400 36,911,736 3,655,615 — —
— — 119,375 77,500 56,594 — —
— — 52,265,659 42,634,317 12,715,118 — —
— — 104,699 179,309 32,425 — —
— — 906,502 571,113 464,878 — —
29,495,050 71,691 25,075,093 38,356,850 8,729,807 — (2,721,236)
28,138 123 12,493,719 (6,718,779) 943,608 — —
— — 53,330 36,649 18,941 — —
— — (26,732,857) (24,409,340) (3,934,039) — —
— — (4,868) 3,839 (3,024) — —
118,425,065 70,331 124,059,274 147,296,101 36,299,200 28,128 (3,902,006)
$123,473,700 $94,493 $161,777,725 $180,311,679 $53,057,554 $3,702,878 $37,843,861

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
200
For the year ended 10/31/2020
Opportunity
Income Plus
Fund
Small Cap
Growth Fund
Small Cap Stock
Fund
Investment Income
Dividends $1,711,053 $48,936 $8,843,176
Taxable interest 21,123,357 — 7
Income from mortgage dollar rolls 635,634 — —
Affiliated income from securities loaned, net 19,302 2,193 47,669
Income from affiliated investments 1,245,961 5,027 151,967
Non cash income 98,638 — —
Non cash income from affiliated investments 5,029,398 — —
Foreign tax withholding — (918) (60,341)
Total Investment Income 29,863,343 55,238 8,982,478
Expenses
Adviser fees 3,186,960 98,976 4,230,375
Administrative service fees 194,821 72,103 178,025
Audit and legal fees 39,889 33,154 37,514
Custody fees 50,763 11,476 15,096
Distribution expenses Class A 601,322 — 957,203
Insurance expenses 6,087 3,827 5,824
Printing and postage expenses Class A 46,388 — 85,187
Printing and postage expenses Class S 68,348 9,853 34,283
SEC and state registration expenses 84,774 18,829 60,666
Transfer agent fees Class A 265,703 — 584,710
Transfer agent fees Class S 473,601 38,151 245,429
Trustees' fees 22,552 6,963 20,308
Other expenses 70,953 12,317 18,042
Total Expenses Before Reimbursement 5,112,161 305,649 6,472,662
Less:
Reimbursement from adviser — (178,812) —
Total Net Expenses 5,112,161 126,837 6,472,662
Net Investment Income/(Loss) 24,751,182 (71,599) 2,509,816
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (10,727,062) 652,205 9,392,860
Affiliated investments (53,652) (965) (11,471)
Distributions of realized capital gains from
affiliated investments 728 2 69
Futures contracts (718,748) — —
Foreign currency transactions — (36) 997
Swap agreements 413,650 — —
Change in net unrealized appreciation/(depreciation)
on:
Investments 93,144 3,829,570 5,994,714
Affiliated investments (98,166) 665 2,596
Futures contracts 732,836 — —
Foreign currency transactions — 19 —
Net Realized and Unrealized Gains/(Losses) (10,357,270) 4,481,460 15,379,765
Net Increase/(Decrease) in Net Assets Resulting
From Operations $14,393,912 $4,409,861 $17,889,581

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.
202
Aggressive Allocation Fund Balanced Income Plus Fund
For the periods ended
10/31/2020 10/31/2019 10/31/2020 10/31/2019
Operations
Net investment income/(loss) $8,764,860 $10,196,405 $7,664,439 $9,725,211
Net realized gains/(losses) 67,804,058 72,583,277 (3,667,306) (967,096)
Change in net unrealized appreciation/(depreciation) 3,207,531 40,071,640 546,234 19,399,592
Net Change in Net Assets Resulting From Operations 79,776,449 122,851,322 4,543,367 28,157,707
Distributions to Shareholders
From income/realized gains Class A (60,140,626) (71,798,542) (4,824,126) (21,692,296)
From income/realized gains Class S (29,174,809) (28,336,258) (2,660,222) (11,348,712)
Total from income/realized gains (89,315,435) (100,134,800) (7,484,348) (33,041,008)
Total Distributions to Shareholders (89,315,435) (100,134,800) (7,484,348) (33,041,008)
Capital Stock Transactions
Class A
Sold 68,591,658 58,869,652 12,811,884 15,846,537
Distributions reinvested 60,029,902 71,665,503 4,684,854 21,224,270
Redeemed (120,770,454) (85,698,821) (31,197,530) (29,560,247)
Total Class A Capital Stock Transactions 7,851,106 44,836,334 (13,700,792) 7,510,560
Class S
Sold 185,249,574 138,403,939 26,578,628 34,027,796
Distributions reinvested 29,152,108 28,312,888 2,544,189 11,126,021
Redeemed (117,517,793) (67,243,298) (59,409,697) (23,977,311)
Total Class S Capital Stock Transactions 96,883,889 99,473,529 (30,286,880) 21,176,506
Capital Stock Transactions
104,734,995 144,309,863 (43,987,672) 28,687,066
Net Increase/(Decrease) in Net Assets 95,196,009 167,026,385 (46,928,653) 23,803,765
Net Assets, Beginning of Period 1,400,066,684 1,233,040,299 390,339,043 366,535,278
Net Assets, End of Period $1,495,262,693 $1,400,066,684 $343,410,390 $390,339,043
Capital Stock Share Transactions
Class A shares
Sold 4,778,510 3,954,766 1,023,324 1,273,430
Distributions reinvested 3,893,730 5,161,429 386,910 1,773,048
Redeemed (8,105,825) (5,723,047) (2,517,127) (2,382,464)
Total Class A shares 566,415 3,393,148 (1,106,893) 664,014
Class S shares
Sold 12,703,215 9,177,032 2,130,904 2,742,134
Distributions reinvested 1,869,291 2,018,693 209,459 930,106
Redeemed (7,912,134) (4,432,840) (4,792,945) (1,933,222)
Total Class S shares 6,660,372 6,762,885 (2,452,582) 1,739,018

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
203
Global Stock Fund Government Bond Fund
High Income Municipal Bond
Fund High Yield Fund
10/31/2020 10/31/2019 10/31/2020 10/31/2019 10/31/2020 10/31/2019 10/31/2020 10/31/2019
$13,768,982 $25,448,558 $937,685 $1,188,645 $507,813 $301,214 $39,959,616 $40,254,723
64,894,135 176,781,239 1,315,493 403,891 (248,062) (136,232) (35,564,449) (12,417,459)
(29,367,635) (70,085,553) 1,004,007 3,400,125 (418,921) 839,454 (3,180,309) 27,356,171
49,295,482 132,144,244 3,257,185 4,992,661 (159,170) 1,004,436 1,214,858 55,193,435
(175,460,441) (124,657,161) (66,122) (91,127) – – (20,880,532) (23,214,163)
(36,348,241) (24,092,082) (984,526) (1,097,518) (506,252) (301,214) (19,685,937) (17,366,690)
(211,808,682) (148,749,243) (1,050,648) (1,188,645) (506,252) (301,214) (40,566,469) (40,580,853)
(211,808,682) (148,749,243) (1,050,648) (1,188,645) (506,252) (301,214) (40,566,469) (40,580,853)
26,203,595 28,018,845 15 – – – 25,686,338 23,160,613
173,234,399 123,028,609 63,948 87,214 – – 15,474,824 17,199,960
(158,965,830) (150,072,302) (649,358) (863,345) – – (50,113,215) (48,370,526)
40,472,164 975,152 (585,395) (776,131) – – (8,952,053) (8,009,953)
13,969,705 12,268,924 44,881,216 14,859,349 9,185,581 7,618,027 174,690,708 90,002,862
36,188,856 23,993,183 979,720 1,093,602 419,341 223,278 17,365,272 15,528,901
(18,936,199) (14,595,185) (13,892,560) (21,818,488) (4,555,407) (1,353,259) (115,508,367) (52,880,417)
31,222,362 21,666,922 31,968,376 (5,865,537) 5,049,515 6,488,046 76,547,613 52,651,346
71,694,526 22,642,074 31,382,981 (6,641,668) 5,049,515 6,488,046 67,595,560 44,641,393
(90,818,674) 6,037,075 33,589,518 (2,837,652) 4,384,093 7,191,268 28,243,949 59,253,975
1,775,152,792 1,769,115,717 54,391,702 57,229,354 13,815,435 6,624,167 779,998,667 720,744,692
$1,684,334,118 $1,775,152,792 $87,981,220 $54,391,702 $18,199,528 $13,815,435 $808,242,616 $779,998,667
1,128,016 1,113,493 – – – – 5,634,375 4,938,722
7,086,194 5,210,855 6,180 8,840 – – 3,444,651 3,680,674
(6,673,688) (5,944,369) (62,469) (88,160) – – (11,114,486) (10,351,565)
1,540,522 379,979 (56,289) (79,320) – – (2,035,460) (1,732,169)
599,140 483,166 4,265,916 1,529,581 880,788 734,346 39,345,509 19,232,630
1,461,668 1,006,965 94,160 110,753 40,903 21,434 3,869,575 3,316,946
(790,020) (570,134) (1,330,271) (2,226,026) (449,272) (131,109) (26,308,102) (11,313,868)
1,270,788 919,997 3,029,805 (585,692) 472,419 624,671 16,906,982 11,235,708

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
204
Income Fund International Allocation Fund
For the periods ended
10/31/2020 10/31/2019 10/31/2020 10/31/2019
Operations
Net investment income/(loss) $28,027,451 $28,675,060 $11,650,954 $20,084,966
Net realized gains/(losses) 30,084,701 7,738,575 (46,196,424) (9,208,177)
Change in net unrealized appreciation/(depreciation) 14,663,532 71,280,398 (33,503,680) 68,398,150
Net Change in Net Assets Resulting From Operations 72,775,684 107,694,033 (68,049,150) 79,274,939
Distributions to Shareholders
From income/realized gains Class A (9,927,723) (9,688,912) (3,128,017) (6,959,878)
From income/realized gains Class S (21,870,925) (18,978,490) (19,322,381) (37,395,430)
Total from income/realized gains (31,798,648) (28,667,402) (22,450,398) (44,355,308)
Total Distributions to Shareholders (31,798,648) (28,667,402) (22,450,398) (44,355,308)
Capital Stock Transactions
Class A
Sold 38,084,616 14,617,406 4,182,884 3,477,015
Issued in connection with merger – – – 8,090,806
Distributions reinvested 8,861,553 8,526,149 3,064,875 6,846,717
Redeemed (36,730,622) (36,355,075) (20,003,922) (18,345,927)
Total Class A Capital Stock Transactions 10,215,547 (13,211,520) (12,756,163) 68,611
Class S
Sold 191,085,928 87,833,334 14,092,091 10,631,742
Issued in connection with merger – – – 5,578,641
Distributions reinvested 21,135,281 18,288,100 19,318,805 37,384,863
Redeemed (104,932,298) (66,546,897) (67,622,634) (18,073,541)
Total Class S Capital Stock Transactions 107,288,911 39,574,537 (34,211,738) 35,521,705
Capital Stock Transactions
117,504,458 26,363,017 (46,967,901) 35,590,316
Net Increase/(Decrease) in Net Assets 158,481,494 105,389,648 (137,467,449) 70,509,947
Net Assets, Beginning of Period 912,227,970 806,838,322 887,296,840 816,786,893
Net Assets, End of Period $1,070,709,464 $912,227,970 $749,829,391 $887,296,840
Capital Stock Share Transactions
Class A shares
Sold 3,880,345 1,589,196 450,972 357,754
Issued in connection with merger – – – 844,552
Distributions reinvested 911,218 933,518 294,416 750,821
Redeemed (3,780,849) (4,001,400) (2,128,379) (1,887,729)
Total A shares 1,010,714 (1,478,686) (1,382,991) 65,398
Class S shares
Sold 19,451,919 9,565,047 1,437,021 1,086,687
Issued in connection with merger – – – 579,298
Distributions reinvested 2,172,629 2,001,585 1,848,690 4,087,040
Redeemed (10,870,071) (7,326,892) (7,065,463) (1,829,777)
Total Class S shares 10,754,477 4,239,740 (3,779,752) 3,923,248

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
205
Large Cap Growth Fund Large Cap Value Fund Limited Maturity Bond Fund Low Volatility Equity Fund
10/31/2020 10/31/2019 10/31/2020 10/31/2019 10/31/2020 10/31/2019 10/31/2020 10/31/2019
$(2,101,512) $15,975 $21,003,104 $21,117,603 $24,354,919 $24,319,907 $456,125 $222,521
117,847,761 57,166,005 68,914,194 (7,621,874) (3,451,821) (7,036,364) (1,090,160) 136,580
257,800,151 77,743,587 (170,465,120) 56,798,521 15,791,478 23,710,934 (596,488) 1,733,145
373,546,400 134,925,567 (80,547,822) 70,294,250 36,694,576 40,994,477 (1,230,523) 2,092,246
(14,081,504) (23,889,984) (3,551,623) (14,343,120) (6,108,393) (7,113,473) – –
(41,056,557) (69,985,838) (17,683,480) (56,025,383) (18,225,068) (17,293,533) (392,705) (320,283)
(55,138,061) (93,875,822) (21,235,103) (70,368,503) (24,333,461) (24,407,006) (392,705) (320,283)
(55,138,061) (93,875,822) (21,235,103) (70,368,503) (24,333,461) (24,407,006) (392,705) (320,283)
53,864,078 21,205,244 10,803,375 9,255,067 134,246,955 77,846,808 – –
– – – – – – – –
13,867,544 23,559,319 3,456,630 14,037,090 5,963,194 6,936,260 – –
(47,936,373) (30,118,199) (24,740,440) (24,361,734) (93,140,932) (95,920,966) – –
19,795,249 14,646,364 (10,480,435) (1,069,577) 47,069,217 (11,137,898) – –
137,908,026 90,448,935 104,610,281 86,915,036 554,749,610 294,827,429 18,783,586 9,214,679
– – – – – – – –
40,742,173 69,314,991 17,507,016 55,476,579 17,700,401 16,892,883 390,457 317,696
(127,889,664) (120,427,967) (99,041,804) (52,489,468) (285,884,701) (221,668,574) (8,392,039) (2,703,653)
50,760,535 39,335,959 23,075,493 89,902,147 286,565,310 90,051,738 10,782,004 6,828,722
70,555,784 53,982,323 12,595,058 88,832,570 333,634,527 78,913,840 10,782,004 6,828,722
388,964,123 95,032,068 (89,187,867) 88,758,317 345,995,642 95,501,311 9,158,776 8,600,685
1,098,637,617 1,003,605,549 1,152,325,141 1,063,566,824 1,021,208,372 925,707,061 19,318,469 10,717,784
$1,487,601,740 $1,098,637,617 $1,063,137,274 $1,152,325,141 $1,367,204,014 $1,021,208,372 $28,477,245 $19,318,469
4,270,002 1,967,015 523,352 429,841 10,677,552 6,261,989 – –
– – – – – – – –
1,226,131 2,396,675 147,404 693,140 476,005 558,257 – –
(3,757,870) (2,786,605) (1,190,632) (1,125,525) (7,451,574) (7,730,237) – –
1,738,263 1,577,085 (519,876) (2,544) 3,701,983 (909,991) – –
9,757,662 7,473,631 5,254,209 3,997,977 44,173,950 23,736,474 1,565,462 804,948
– – – – – – – –
3,195,468 6,312,840 742,452 2,726,354 1,412,645 1,359,689 31,667 30,216
(8,718,515) (9,706,833) (4,618,663) (2,401,485) (22,884,146) (17,890,927) (721,261) (239,362)
4,234,615 4,079,638 1,377,998 4,322,846 22,702,449 7,205,236 875,868 595,802

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
206
3
Mid Cap Growth
Fund Mid Cap Stock Fund
For the periods ended
10/31/2020
(a)
10/31/2020 10/31/2019
Operations
Net investment income/(loss) $(23,344) $5,048,635 $7,329,144
Net realized gains/(losses) 244,764 88,901,877 65,521,111
Change in net unrealized appreciation/(depreciation) 1,093,343 29,523,188 72,503,228
Net Change in Net Assets Resulting From Operations 1,314,763 123,473,700 145,353,483
Distributions to Shareholders
From income/realized gains Class A – (34,915,543) (121,986,216)
From income/realized gains Class S – (31,142,956) (73,808,716)
Total from income/realized gains – (66,058,499) (195,794,932)
Total Distributions to Shareholders – (66,058,499) (195,794,932)
Capital Stock Transactions
Class A
Sold – 40,395,228 42,433,238
Distributions reinvested – 34,506,638 120,671,087
Redeemed – (135,230,492) (116,864,925)
Total Class A Capital Stock Transactions – (60,328,626) 46,239,400
Class S
Sold 10,677,584 263,692,967 463,444,256
Distributions reinvested – 31,075,228 73,644,635
Redeemed (5,955,246) (300,652,613) (192,916,632)
Total Class S Capital Stock Transactions 4,722,338 (5,884,418) 344,172,259
Capital Stock Transactions
4,722,338 (66,213,044) 390,411,659
Net Increase/(Decrease) in Net Assets 6,037,101 (8,797,843) 339,970,210
Net Assets, Beginning of Period – 2,255,716,698 1,915,746,488
Net Assets, End of Period $6,037,101 $2,246,918,855 $2,255,716,698
Capital Stock Share Transactions
Class A shares
Sold – 1,857,217 1,862,084
Distributions reinvested – 1,431,190 5,666,412
Redeemed – (5,913,744) (5,054,727)
Total Class A shares – (2,625,337) 2,473,769
Class S shares
Sold 998,141 10,223,862 17,686,153
Distributions reinvested – 1,121,816 3,027,699
Redeemed (520,753) (11,980,316) (7,332,544)
Total Class S shares 477,388 (634,638) 13,381,308
(a) For the period from February 28, 2020 (inception) through October 31, 2020.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
207
Mid Cap Value
Fund Moderate Allocation Fund
Moderately Aggressive Allocation
Fund
Moderately Conservative Allocation
Fund
10/31/2020
(a)
10/31/2020 10/31/2019 10/31/2020 10/31/2019 10/31/2020 10/31/2019
$24,162 $37,718,451 $39,951,762 $33,015,578 $35,543,990 $16,758,354 $18,435,775
(1,483) 113,174,857 101,221,875 140,026,882 158,610,658 30,543,907 32,415,396
71,814 10,884,417 101,870,970 7,269,219 90,374,174 5,755,293 37,138,825
94,493 161,777,725 243,044,607 180,311,679 284,528,822 53,057,554 87,989,996
– (93,854,006) (72,712,306) (138,862,704) (114,952,338) (33,771,172) (25,208,294)
– (39,666,184) (24,693,709) (50,906,563) (33,532,494) (14,383,055) (8,388,419)
– (133,520,190) (97,406,015) (189,769,267) (148,484,832) (48,154,227) (33,596,713)
– (133,520,190) (97,406,015) (189,769,267) (148,484,832) (48,154,227) (33,596,713)
– 130,009,531 123,007,856 136,089,965 125,424,314 81,468,659 56,901,748
– 93,300,637 72,302,978 138,344,929 114,547,954 33,467,068 24,959,922
– (235,842,526) (195,707,970) (280,558,950) (212,338,573) (94,456,111) (93,321,280)
– (12,532,358) (397,136) (6,124,056) 27,633,695 20,479,616 (11,459,610)
5,688,557 384,079,851 235,579,545 269,432,942 243,993,536 153,002,489 102,887,013
– 39,079,633 24,542,747 50,863,322 33,496,778 14,259,106 8,322,304
(780,975) (174,141,958) (121,959,620) (180,177,973) (111,448,920) (85,782,665) (53,719,746)
4,907,582 249,017,526 138,162,672 140,118,291 166,041,394 81,478,930 57,489,571
4,907,582 236,485,168 137,765,536 133,994,235 193,675,089 101,958,546 46,029,961
5,002,075 264,742,703 283,404,128 124,536,647 329,719,079 106,861,873 100,423,244
– 2,596,906,975 2,313,502,847 3,033,886,064 2,704,166,985 968,942,446 868,519,202
$5,002,075 $2,861,649,678 $2,596,906,975 $3,158,422,711 $3,033,886,064 $1,075,804,319 $968,942,446
– 9,344,510 9,045,603 9,390,937 8,635,334 6,497,752 4,632,818
– 6,714,918 5,568,497 9,263,863 8,450,356 2,696,444 2,101,938
– (17,033,857) (14,416,653) (19,100,622) (14,575,900) (7,576,542) (7,618,753)
– (974,429) 197,447 (445,822) 2,509,790 1,617,654 (883,997)
577,314 27,519,512 17,310,039 18,404,828 16,655,871 12,143,966 8,347,515
– 2,808,161 1,877,310 3,373,406 2,453,262 1,145,724 695,870
(87,018) (12,596,111) (8,951,624) (12,300,890) (7,589,115) (6,911,079) (4,382,670)
490,296 17,731,562 10,235,725 9,477,344 11,520,018 6,378,611 4,660,715

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
208
Money Market Fund Municipal Bond Fund
For the periods ended
10/31/2020 10/31/2019 10/31/2020 10/31/2019
Operations
Net investment income/(loss) $3,674,750 $11,111,492 $41,745,867 $44,996,261
Net realized gains/(losses) 28,128 11,692 (1,180,770) 3,327,854
Change in net unrealized appreciation/(depreciation) – – (2,721,236) 76,626,126
Net Change in Net Assets Resulting From Operations 3,702,878 11,123,184 37,843,861 124,950,241
Distributions to Shareholders
From income/realized gains Class A (1,873,222) (6,325,917) (35,495,692) (40,133,314)
From income/realized gains Class S (1,813,820) (4,785,575) (9,546,100) (8,437,676)
Total from income/realized gains (3,687,042) (11,111,492) (45,041,792) (48,570,990)
Total Distributions to Shareholders (3,687,042) (11,111,492) (45,041,792) (48,570,990)
Capital Stock Transactions
Class A
Sold 338,519,205 296,595,171 68,431,825 48,940,769
Distributions reinvested 1,839,047 6,225,825 30,498,264 34,356,288
Redeemed (300,460,483) (266,325,395) (131,668,553) (132,622,907)
Total Class A Capital Stock Transactions 39,897,769 36,495,601 (32,738,464) (49,325,850)
Class S
Sold 665,320,950 586,595,631 114,124,850 91,587,688
Distributions reinvested 1,765,838 4,676,162 8,907,736 7,927,028
Redeemed (609,648,563) (465,130,818) (71,263,560) (58,493,164)
Total Class S Capital Stock Transactions 57,438,225 126,140,975 51,769,026 41,021,552
Capital Stock Transactions
97,335,994 162,636,576 19,030,562 (8,304,298)
Net Increase/(Decrease) in Net Assets 97,351,830 162,648,268 11,832,631 68,074,953
Net Assets, Beginning of Period 657,533,183 494,884,915 1,539,110,847 1,471,035,894
Net Assets, End of Period $754,885,013 $657,533,183 $1,550,943,478 $1,539,110,847
Capital Stock Share Transactions
Class A shares
Sold 338,519,204 296,595,172 5,971,851 4,332,813
Distributions reinvested 1,839,047 6,225,825 2,667,073 3,048,851
Redeemed (300,460,481) (266,325,393) (11,538,819) (11,817,452)
Total Class A shares 39,897,770 36,495,604 (2,899,895) (4,435,788)
Class S shares
Sold 665,320,951 586,595,631 9,963,975 8,100,530
Distributions reinvested 1,765,838 4,676,162 778,974 702,698
Redeemed (609,648,562) (465,130,818) (6,264,764) (5,235,386)
Total Class S shares 57,438,227 126,140,975 4,478,185 3,567,842

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
209
Opportunity Income Plus Fund Small Cap Growth Fund Small Cap Stock Fund
10/31/2020 10/31/2019 10/31/2020 10/31/2019 10/31/2020 10/31/2019
$24,751,182 $23,925,711 $(71,599) $(38,081) $2,509,816 $1,686,319
(11,085,084) 838,547 651,206 46,085 9,382,455 65,081,940
727,814 7,977,730 3,830,254 173,955 5,997,310 (29,840,280)
14,393,912 32,741,988 4,409,861 181,959 17,889,581 36,927,979
(7,728,621) (9,526,540) – – (43,049,208) (58,691,612)
(17,125,612) (14,579,179) (44,958) (100,871) (22,088,913) (31,955,557)
(24,854,233) (24,105,719) (44,958) (100,871) (65,138,121) (90,647,169)
(24,854,233) (24,105,719) (44,958) (100,871) (65,138,121) (90,647,169)
25,706,103 24,546,042 – – 15,378,961 13,696,266
7,079,630 8,700,256 – – 42,741,399 58,240,694
(37,255,017) (34,818,556) – – (45,248,096) (41,749,075)
(4,469,284) (1,572,258) – – 12,872,264 30,187,885
232,275,662 159,652,018 9,533,951 6,325,789 56,022,262 65,420,909
16,022,850 13,694,768 44,663 100,821 22,073,216 31,931,946
(115,586,881) (82,139,471) (3,742,280) (3,350,707) (54,059,965) (63,314,757)
132,711,631 91,207,315 5,836,334 3,075,903 24,035,513 34,038,098
128,242,347 89,635,057 5,836,334 3,075,903 36,907,777 64,225,983
117,782,026 98,271,326 10,201,237 3,156,991 (10,340,763) 10,506,793
655,494,825 557,223,499 8,360,923 5,203,932 675,334,249 664,827,456
$773,276,851 $655,494,825 $18,562,160 $8,360,923 $664,993,486 $675,334,249
2,572,051 2,437,099 – – 937,437 719,917
714,413 866,261 – – 2,298,522 3,349,089
(3,760,525) (3,472,397) – – (2,643,296) (2,183,133)
(474,061) (169,037) – – 592,663 1,885,873
23,291,831 15,855,583 783,689 587,979 2,787,491 2,629,755
1,617,917 1,362,493 3,880 10,491 930,975 1,474,915
(11,735,154) (8,180,631) (302,998) (321,274) (2,558,307) (2,697,101)
13,174,594 9,037,445 484,571 277,196 1,160,159 1,407,569

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
210
(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 25 separate series
(each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four asset allocation Funds, three income plus Funds, ten equity Funds, seven fixed-income Funds and one money market Fund. This report includes 23 of the Funds while Thrivent Diversified Income Plus Fund and Thrivent Multidimensional Income Fund have a fiscal year end on a calendar-year basis and are presented under a separate shareholder report.
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Mergers
— At a meeting held on July 30, 2019, shareholders of Thrivent Partner Emerging Markets Equity Fund (the “Target Fund”) approved the merger of the Target Fund into Thrivent International Allocation Fund (the “Acquiring Fund”).  The merger occurred at the close of business on August 9, 2019. Acquisition of the assets and liabilities of the Target Fund by the Acquiring Fund were followed by the distribution of the
Acquiring Fund's shares to the Target Fund's shareholders. The shares issued of the Acquiring Fund are disclosed in the Statement of Changes in Net Assets.
The merger was accomplished by a tax free exchange as detailed below:
As of August 9, 2019, the net assets of the Target Fund were comprised of the following:
In the event of a capital loss carryover, the Target Fund's capital loss carryover is carried over to the Acquiring Fund. The amount, if any, and applicable limitations are disclosed in Note (4) Tax Information.
Assuming the merger had been completed on November 1, 2018, the Acquiring Fund's pro-forma results of operations for the year ended October 31, 2019 would be the following:
The financial statements reflect the operations of the Acquiring Fund for the period prior to the merger and the combined Funds for the period subsequent to the merger.  Because the combined Funds have been managed as a single Fund since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Thrivent Partner Emerging Markets Equity Fund that have been included in the Acquiring Fund's Statement of Operations since the merger was completed.
Share Classes
— The Trust includes two classes of shares: Class
A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements. Class A shares have an annual 12b-1 fee of 0.25% for all Funds other than Government Bond Fund and
Limited Maturity Bond Fund, which have a 12b-1 fee of 0.125%, and
Money Market Fund, which does not have a 12b-1 fee.  Class A shares have a maximum front-end sales load of 4.50%, although some Funds have a reduced or no front-end sales load. Class S shares are offered at net asset value and have no annual 12b-1 fees.
The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. High
Income Municipal Bond Fund, Low Volatility Equity Fund, Mid Cap
Growth Fund, Mid Cap Value Fund, Multidimensional Income Fund,
and Small Cap Growth Fund offer only Class S Shares, all other of
Fund Description Net Assets as of August 9, 2019
International Allocation Acquiring Fund $829,109,770
Partner Emerging Markets Equity Target Fund  $13,669,447
International Allocation After Acquisition  $842,779,217
Target Fund
Unrealized
Appreciation/
(Depreciation)
Undistributed Net
Investment Income
Accumulated Net
Realized Gains/
(Losses)
Capital
Stock
Partner Emerging Markets Equity $229,149        $13,070       $(1,958,833)   $15,386,061
Acquiring Fund
Net Change
in Unrealized
Appreciation/
(Depreciation)
Net Investment
Income
Net Gains/(Losses)
on Investments
Net Increase in
Net Assets from
Operations
International Allocation $69,540,407    $20,281,665      $(8,604,974)       $81,217,098

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
211
the 19 Funds of the Trust offer Class A and Class S shares. Class A shares of Government Bond Fund are closed to all purchases and exchanges into the Fund, other than reinvestment of dividends by current shareholders of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price.
Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment
adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.”
or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the
Funds' securities to the Funds' investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures. The Committee meets on a
monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
212
other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities.
Major jurisdictions for the Funds include U.S. Federal, Minnesota,
Wisconsin, and Massachusetts as well as certain foreign countries.
As of October 31, 2020, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended October
31, 2017 through 2020. Additionally, as of October 31, 2020, the tax year ended October 31, 2016 is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.
As of October 31, 2020, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividend and capital gain
distributions are recorded on the ex-dividend date. With the exception of the Money Market Fund, net realized gains from
securities transactions, if any, are paid at least annually after the close of the fiscal year.
Fund
Dividends
Declared
Dividends
Paid
Aggressive Allocation Annually Annually
Balanced Income Plus  Quarterly Quarterly
Global Stock Annually Annually
Government Bond  Daily  Monthly
High Income Municipal Bond Daily
Monthly
High Yield Daily Monthly
Income  Daily  Monthly
International Allocation Annually Annually

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
213
* Dividends are net of any short-term realized gains or losses on the sale of securities.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the
Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is
Large Cap Growth Annually  Annually
Large Cap Value Annually Annually
Limited Maturity Bond  Daily Monthly
Low Volatility Equity  Annually Annually
Mid Cap Growth Annually Annually
Mid Cap Stock  Annually Annually
Mid Cap Value
Annually Annually
Moderate Allocation  Quarterly Quarterly
Moderately Aggressive Allocation Annually Annually
Moderately Conservative Allocation Quarterly Quarterly
Money Market*  Daily Monthly
Municipal Bond  Daily Monthly
Opportunity Income Plus Daily Monthly
Small Cap Growth Annually Annually
Small Cap Stock  Annually Annually

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
214
exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the year ended October 31, 2020, Aggressive Allocation,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used options on mortgage backed securities to generate income and/or to manage the duration of the Fund.
Futures Contracts
— All Funds, with the exception of the Money
Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the
Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended October 31, 2020, Aggressive Allocation,
Balanced Income Plus, Government Bond, High Income Municipal
Bond, Income, Limited Maturity Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the year ended October 31, 2020, Aggressive Allocation,
Balanced Income Plus, Global Stock, International Allocation,
Low Volatility Equity, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation and Opportunity
Income Plus used equity futures to manage exposure to the equities markets.
During the year ended October 31, 2020, Aggressive
Allocation, Balanced Income Plus, Global Stock, International
Allocation, Moderate Allocation, Moderately Aggressive Allocation
and Moderately Conservative Allocation used foreign exchange futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign currencies, all Funds, with the exception of the Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments.
These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.
A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.  During the year ended October 31, 2020, none of the Funds engaged in this type of transaction.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
215
probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss or the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the year ended October 31, 2020, Balanced Income Plus,
High Yield, Income, Limited Maturity Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation and Opportunity Income Plus used CDX indexes
(comprised of credit default swaps) to help manage credit risk exposures within the Fund.
Total Rate of Return Swaps
— A total rate of return swap
is a swap agreement between two parties to exchange the total return of a particular reference asset.  A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty.
The Funds may take a "long" or "short" position with respect to the underlying referenced asset.
During the year ended October 31, 2020, Aggressive Allocation and International Allocation used total rate of return swaps to achieve exposure to asset classes where liquid futures contracts do not exist or where pricing of the swap contract is more attractive than the futures contract.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
216
The amounts presented in the tables below are offset first by finan-
cial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 20,000,000 – 20,000,000 20,000,000 – – –

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
217
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Aggressive Allocation
Options Written 11,266 – 11,266 11,266 – – –
Securities Lending 2,720,225 – 2,720,225 2,720,225 – – –
Balanced Income Plus
Securities Lending 2,301,889 – 2,301,889 2,219,678 – – 82,211
(^)
Global Stock
Securities Lending 12,847,965 – 12,847,965 12,125,158 – – 722,807
(^)
Government Bond
Options Written 3,325 – 3,325 3,325 – – –
High Yield
Securities Lending 21,074,937 – 21,074,937 16,374,623 – – 4,700,314
(^)
Income
Securities Lending 787,875 – 787,875 759,774 – – 28,101
(^)
International Allocation
Securities Lending 1,557,210 – 1,557,210 1,489,085 – – 68,125
(^)
Large Cap Growth
Securities Lending 10,854,690 – 10,854,690 9,595,106 – – 1,259,584
(^)
Large Cap Value
Securities Lending 12,892,275 – 12,892,275 12,762,021 – – 130,254
(^)
Limited Maturity Bond
Securities Lending 2,914,385 – 2,914,385 2,840,366 – – 74,019
(^)
Mid Cap Growth
Securities Lending 69,250 – 69,250 61,600 – – 7,650
(^)
Mid Cap Stock
Securities Lending 82,393,750 – 82,393,750 78,331,597 – – 4,062,153
(^)
Mid Cap Value
Securities Lending 163,370 – 163,370 159,176 – – 4,194
(^)
Moderate Allocation
Options Written 69,594 – 69,594 69,594 – – –
Securities Lending 16,699,116 – 16,699,116 16,294,991 – – 404,125
(^)
Moderately Aggressive
Allocation
Options Written 51,712 – 51,712 51,712 – – –
Securities Lending 7,754,296 – 7,754,296 5,833,894 – – 1,920,402
(^)
Moderately Conservative
Allocation
Options Written 14,585 – 14,585 14,585 – – –
Securities Lending 9,146,628 – 9,146,628 8,848,701 – – 297,927
(^)
Opportunity Income Plus
Securities Lending 1,843,225 – 1,843,225 1,792,500 – – 50,725
(^)
Small Cap Growth
Securities Lending 685,435 – 685,435 652,919 – – 32,516
(^)
Small Cap Stock
Securities Lending 8,297,610 – 8,297,610 8,115,396 – – 182,214
(^)
(**)
Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)
Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
218
dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
As of October 31, 2020, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Funds
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Fund may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the
Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The
Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that
Fund Securities on Loan
Aggressive Allocation $ 3,496,800
Balanced Income Plus 2,219,678
Global Stock 12,125,158
High Yield 16,374,623
Income 759,774
International Allocation 1,489,085
Large Cap Growth 9,595,106
Large Cap Value 12,762,021
Limited Maturity Bond 2,840,366
Fund Securities on Loan
Mid Cap Growth 61,600
Mid Cap Stock 78,331,597
Mid Cap Value 159,176
Moderate Allocation 16,294,991
Moderately Aggressive Allocation 5,833,894
Moderately Conservative Allocation 8,848,701
Opportunity Income Plus 1,792,500
Small Cap Growth 652,919
Small Cap Stock 8,115,396

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
219
are found by the Adviser or subadviser to be creditworthy. During the year ended October 31, 2020, Money Market Fund engaged in these types of investments.
Equity-Linked Structured Securities
— Certain Funds may
invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option.
There is no guaranteed return of principal with these securities.
The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return.  During the year ended October 31, 2020, none of the Funds engaged in these types of transactions.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Loan Commitments
— Certain Funds may enter into loan
commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the
London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the
“Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments
often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.
All or a portion of these loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of
Investments.  During the year ended October 31, 2020, none of the
Funds engaged in these types of investments.
Loss Contingencies
—  In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index, such as the London Interbank Offered
Rate ("LIBOR"), plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.
Line of Credit
— Each Fund (with the exception of Money Market
Fund) along with other portfolios managed by the investment
adviser or an affiliate, participate in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company to be

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
220
utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the Federal Funds Rate or the One-Month LIBOR rate plus 1.25%.  Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund paid commitment fees during the year ended
October 31, 2020 in proportion to their respective net assets.  The line of credit agreement is currently in place through December 28,
2020, however the Board has approved to extend the agreement an additional year.  The Funds had no borrowings during the year ended October 31, 2020.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the Financial Accounting Standards Board (FASB)
issued Accounting Standards Update (ASU) No. 2020-04 Reference
Rate Reform, which provides optional guidance to ease the
potential accounting burden associated with transitioning away from LIBOR and other reference rates expected to be discontinued.
The ASU No. 2020-04 was effective immediately upon release of the standard on March 12, 2020 and can be applied prospectively through to December 31, 2022.  At this time, management is
evaluating implications of these changes on the financial statements.

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
221
In-kind Contributions
—  During October 2020, Aggressive Allocation Fund and Moderate Allocation Fund contributed securities in-kind to Thrivent Core International Equity Fund.  As a result of the in-kind contribution, Thrivent Core International Equity Fund issued shares at the per share net asset value on the date of contribution.  For financial reporting purposes, the contributing fund recognizes a gain on these transactions to the extent the value of the distributed securities on the date of contribution exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on these in-kind contributions are recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the contributing fund as net realized gains/losses on in-kind contributions.  These in-kind transactions were conducted at market value. The transactions were as follows:
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.
The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Contributing Fund
Contribution
Date
Shares
Received
Net Asset Value
per Share
In-Kind
Amount
Realized
Gain/(Loss)
Aggressive Allocation Fund
10/27/2020 974,723 8.80 $8,577,562 $244,947
Moderate Allocation Fund
10/26/2020 1,760,862 8.96 $15,777,329 $723,261
Totals 2,735,585 $24,354,891
$968,208
Fund (M - Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.750% 0.725% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation 0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Fund (M - Millions) $0 to $250M
Over $250 to
$1,000M
Over $1,000 to
$1,500M Over $1,500M
International Allocation 0.700%
 0.650%
 0.625%   0.600%
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Balanced Income Plus 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%
Global Stock 0.650% 0.650% 0.650% 0.650% 0.650% 0.575% 0.575% 0.500% 0.475% 0.450% 0.425%
Government Bond 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
High Income Municipal Bond 0.500% 0.500% 0.500% 0.500% 0.500% 0. 45 0% 0.450% 0.450% 0.450% 0.450% 0.450%
High Yield 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.300% 0.300% 0.300% 0.300%
Income 0.350% 0.350% 0.350% 0.350% 0.350% 0.325% 0.325% 0.300% 0.300% 0.300% 0.300%
Large Cap Growth 0.700% 0.700% 0.700% 0.700% 0.700% 0.675% 0.675% 0.650% 0.650% 0.600% 0.575%
Large Cap Value 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Limited Maturity Bond 0.300% 0.300% 0.300% 0.300% 0.300% 0.275% 0.275% 0.250% 0.250% 0.250% 0.250%
Low Volatility Equity 0.600% 0.600% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Mid Cap Growth 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
Municipal Bond 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.350% 0.350% 0.325% 0.300%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
222
Sub-Adviser Fees
— The following subadviser fees are charged
as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Fund.
International Allocation Fund
The adviser has entered into a subadvisory agreement with
Goldman Sachs Asset Management, L.P. ("GSAM") for the
performance of subadvisory services.
The fee payable for GSAM for managing the international small-
and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets; and 0.54% of average daily net assets in excess of $250 million.  International Allocation Portfolio, a series of Thrivent Series Fund, Inc., the shares of which are only available for purchase by separate accounts of and retirement plans sponsored by Thrivent Financial and which may be sold
to separate accounts of insurance companies not affiliated with
Thrivent Financial, is included in determining breakpoints for the assets managed by GSAM.
Expense Reimbursements
— For the year ended October 31,
2020, contractual expense reimbursements, as a percentage of net assets, were in effect:
*Thrivent Asset Management has voluntarily agreed to reimburse certain class-specific and fund level expenses of Thrivent Money
Market Fund to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund.
For the year ended October 31, 2020, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
*Prior expense cap of 0.66% expired on December 31, 2019.
**Prior expense cap of 1.14% expired on December 31, 2019.
***Prior expense cap of 1.20% expired on December 31, 2019.
****Prior expense cap of 1.21% expired on December 31, 2019.
Each of the four Asset Allocation Funds paid a fee for investment advisory services. The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least February
28, 2021, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser. For the year ended October 31, 2020, the following expense reimbursements, as a percentage of net assets, were in paid to the Fund:
 * Expense reimbursements are accrued daily and paid by
Thrivent Asset Mgt. monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.
Subject to certain limitations, all Funds in the Trust except for Money
Market Fund may invest cash in other Funds in the Trust, Thrivent
Cash Management Trust, and Thrivent Core Funds. These related-
party transactions are subject to the same terms as non-related party transactions.  To avoid duplicate investment advisory fees, Thrivent
Asset Mgt. reimburses an amount equal to any investment advisory fees indirectly incurred by the asset allocation, income plus, equity and fixed income funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Class A shares have an annual
12b-1 fee of 0.25% for all Funds other than Government Bond Fund and Limited Maturity Bond Fund, which have a 12b-1 fee of 0.125%, and Money Market Fund, which does not have a 12b-1 fee.
Sales Charges and Other Fees
— For the year ended October 31,
2020, Thrivent Investment Management Inc. ("Thrivent Investment
Mgt.") and Thrivent Distributors, LLC received $1,291,980 of
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Opportunity Income Plus 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.375% 0.375% 0.350% 0.325%
Small Cap Growth 0.800% 0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Fund Class A Class S
Expiration
Date
Money Market* 0.15% 0.10% 2/28/2021
Fund Class A Class S
Expiration
Date
Government Bond 0.85% 0.75% 2/28/2021
High Income Municipal
Bond* N/A 0.60% 2/28/2021
International Allocation 1.20% N/A 2/28/2021
Large Cap Growth** 1.12% N/A 2/28/2021
Low Volatility Equity*** N/A 0.95% 2/28/2021
Mid Cap Growth N/A 1.00% 2/28/2021
Mid Cap Value N/A 1.00% 2/28/2021
Small Cap Growth**** N/A 1.00% 2/28/2021
Fund Class A Class S
Expiration
Date
Aggressive Allocation* 0.20% 0.20% 2/28/2021
Moderate Allocation* 0.18% 0.18% 2/28/2021
Moderately Aggressive
Allocation* 0.22% 0.22% 2/28/2021
Moderately Conservative
Allocation* 0.14% 0.14% 2/28/2021

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
223
aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. The Funds pay an annual fixed fee plus a percentage of net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly. For the year ended October 31,
2020, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $5,372,076 from the
Trust.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts.  These fees are accrued daily and paid monthly. For the year ended October 31, 2020, Thrivent
Investor Services received $19,895,705 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Trust. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual
Funds.  Thrivent Money Market Fund is not eligible for the deferral plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the
Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan
received $564,949 in fees from the Trust for the Funds covered in this shareholder report for the year ended October 31, 2020. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt.,
Thrivent Investor Services and Thrivent Distributors, LLC; however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the
Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made for investments in these Funds.  This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Trust and the Adviser.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the year ended October 31, 2020, none of the Funds borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may
differ from GAAP. The differences between book-basis and tax-
basis distributable earnings are primarily attributable to timing differences in recognizing certain gains and losses on investment transactions, such as wash sales, unrealized and realized activity related to derivatives, treatment of passive foreign investment companies, and amortization of callable bonds.  At the end of the fiscal year, reclassifications between net asset accounts are made for differences that are permanent in nature.  These permanent differences primarily relate to the tax treatment of partnerships or utilization of earnings and profits distributed to shareholders on redemption of shares.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
Fund
Distributable
earnings/
(accumulated
loss) Capital Stock
Aggressive Allocation ($178,137) $178,137
Balanced Income Plus 63 (63)
Global Stock (99,899) 99,899
International Allocation (80,000) 80,000
Large Cap Growth (4,799,295) 4,799,295
Large Cap Value (2,899,730) 2,899,730
Low Volatility Equity (2,125) 2,125
Mid Cap Stock (2,860,639) 2,860,639

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
224
At October 31, 2020, the components of distributable earnings on a tax basis were as follows:
At October 31, 2020, the following Funds had accumulated net realized capital loss carryovers expiring as follows:
To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2020, capital loss carryovers utilized by the
Funds were as follows:
The following fund deferred, on a tax basis, the following Late
Year Ordinary Losses:
These amounts are deferred for tax purposes, and are deemed to occur on the first day of the following fiscal year.
Fund
Distributable
earnings/
(accumulated
loss) Capital Stock
Moderate Allocation (2,288,588) 2,288,588
Moderately Aggressive
Allocation (5,359,935) 5,359,935
Moderately Conservative
Allocation (1,255,418) 1,255,418
Money Market (19,533) 19,533
Small Cap Growth (125) 125
Small Cap Stock (203,540) 203,540
Fund
Undistributed
Ordinary Income
a
Undistributed
Long-Term Capital
Gain
Aggressive Allocation $1,165,118 $ 44,362,815
Balanced Income Plus 867,678 –
Global Stock 12,553,359 44,290,531
Government Bond 1,060,250 796,151
High Income Municipal Bond 27,702 –
High Yield 325,853 –
Income 15,743,488 13,467,397
International Allocation 12,957,374 –
Large Cap Growth – 112,479,708
Large Cap Value 15,505,112 60,665,742
Limited Maturity Bond 360,155 –
Low Volatility Equity 425,046 –
Mid Cap Growth 224,425 –
Mid Cap Stock 4,883,682 86,036,258
Mid Cap Value 24,542 –
Moderate Allocation 21,076,700 68,432,929
Moderately Aggressive
Allocation 20,613,312 104,066,721
Moderately Conservative
Allocation 8,860,792 18,420,311
Municipal Bond
b
182,268 –
Small Cap Growth 40,373 524,602
Small Cap Stock 3,665,055 9,151,898
a Undistributed Ordinary Income includes income derived
from Short-Term Capital Gains.
b Municipal Bond Fund undistributed ordinary income is
primarily exempt from federal income taxes.
Fund Capital Loss Carryover
Balanced Income Plus $ 4,267,406
Global Stock* 7,081,570
High Income Municipal Bond 319,464
High Yield 74,324,790
International Allocation* 61,625,128
Limited Maturity Bond 8,123,150
Low Volatility Equity 1,065,704
Mid Cap Value 1,048
Municipal Bond 11,562,209
Opportunity Income Plus 21,793,421
*These capital loss carryovers are limited under the Internal
Revenue Code as to future utilization.
Fund
Capital Loss
Carryover
Global Stock 320,623
Large Cap Value 6,853,582
Limited Maturity Bond 2,191,534
Fund  Ordinary Losses
Aggressive Allocation 1,186,023
Large Cap Growth 1,918,819

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
225
The tax character of distributions paid during the years ended October 31, 2020 and 2019 was as follows:
(*)  Ordinary income includes income derived from short-term capital gains.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended October 31, 2020, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of October 31, 2020, the following Funds held restricted securities:
The Funds have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities from or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or
Tax-Exempt Income Ordinary Income* Long-Term Capital Gain
Fund 10/31/2020 10/31/2019 10/31/2020 10/31/2019 10/31/2020 10/31/2019
Aggressive Allocation $– $– $18,424,088 $ 19,228,212 $70,891,347 $ 80,906,588
Balanced Income Plus – – 7,484,348 13,303,144 – 19,737,864
Global Stock – – 24,859,987 22,256,444 186,948,695 126,492,799
Government Bond – – 968,274 1,188,645 82,374 –
High Income Municipal Bond 503,198 298,014 3,054 3,200 – –
High Yield – – 40,566,469 40,580,853 – –
Income – – 29,739,437 28,667,402 2,059,211 –
International Allocation – – 22,450,398 18,204,178 – 26,151,130
Large Cap Growth – – – 14,711,944 55,138,061 79,163,878
Large Cap Value – – 21,235,103 17,889,907 – 52,478,596
Limited Maturity Bond – – 24,333,461 24,407,006 – –
Low Volatility Equity – – 249,676 211,685 143,029 108,598
Mid Cap Stock – – 6,401,616 24,190,311 59,656,883 171,604,621
Moderate Allocation – – 52,330,877 44,665,586 81,189,313 52,740,429
Moderately Aggressive Allocation – – 54,302,253 45,587,910 135,467,014 102,896,922
Moderately Conservative Allocation – – 23,218,101 19,863,704 24,936,126 1 3,733,009
Money Market – – 3,687,042 11,111,492 – –
Municipal Bond 44,984,649 48,489,077 57,143 81,913 – –
Opportunity Income Plus – – 24,854,233 24,105,719 – –
Small Cap Growth – – – 100,331 44,958 540
Small Cap Stock – – 4,766,781 8,105,035 60,371,340 82,542,134
In thousands
Fund Purchases Sales
Aggressive Allocation $469,815 $351,988
Balanced Income Plus 191,558 226,128
Global Stock 879,165 982,315
Government Bond 5,050 3,586
High Income Municipal Bond 21,524 15,790
High Yield 543,803 467,491
Income 573,337 388,761
International Allocation 765,156 777,078
Large Cap Growth 558,860 565,193
Large Cap Value 395,527 362,708
Limited Maturity Bond 604,394 357,223
Low Volatility Equity 30,548 19,285
Mid Cap Growth 7,464 2,851
Mid Cap Stock 845,528 936,779
Mid Cap Value 7,343 2,446
Moderate Allocation 739,236 541,163
Moderately Aggressive Allocation 816,625 727,159
Moderately Conservative Allocation 229,086 177,441
Municipal Bond 483,249 445,499
Opportunity Income Plus 389,891 259,729
Small Cap Growth 11,518 5,937
Small Cap Stock 421,553 438,487
In thousands
Fund Purchases Sales
Aggressive Allocation $260,445 $264,395
In thousands
Fund Purchases Sales
Balanced Income Plus 101,817 105,715
Government Bond 239,563 211,625
Income 560,062 599,577
Limited Maturity Bond 1,444,182 1,354,349
Moderate Allocation 2,516,917 2,477,661
Moderately Aggressive Allocation 1,574,147 1,583,525
Moderately Conservative Allocation 1,225,990 1,206,008
Opportunity Income Plus 1,097,613 1,083,340
Fund
Number of
Securities
Percent of Fund's
Net Assets
Balanced Income Plus 1 0.00%
High Yield 2 0.00%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
226
common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended October 31, 2020, Small Cap Stock
Fund engaged in purchase transactions in the amount of
$10,800,000, pursuant to Rule 17a-7 of the 1940 Act.  These
transaction amounts were greater than 0.45% of the fund's net assets.
(7) RELATED PARTY TRANSACTIONS
As of October 31, 2020, related parties (other than the Thrivent
Asset Allocation Funds) held the following shares in excess of 5% of
Thrivent Mutual Funds:
As of October 31, 2020, retirement plans sponsored by Thrivent
Financial for Lutherans held the following shares in excess of 5% of
Thrivent Mutual Funds:
Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move
with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or due to impacts from the spread of infectious illness, public health threats, or similar issues. As of October 31, 2020, the following Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
The following risks are presented in alphabetical order. The significance of each risk varies by Fund.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Fund will
be subject to a number of actual or potential conflicts of interest.
For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/
or such affiliates. The Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the
Adviser, including other Funds. The Adviser may have an incentive
(financial or otherwise) to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund,
Fund Shares
Percent
of Fund's
Outstanding
Shares
International Allocation 7,510,625 9.2%
Mid Cap Growth 42,984 9.0%
Mid Cap Value 423,421 86.4%
Fund Shares
Percent
of Fund's
Outstanding
Shares
Aggressive Allocation 10,339,867 10.7%
Income 7,871,588 7.3%
Fund Sector
% of
Total Net
Assets
Government Bond
Mortgage-Backed
Securities 31.6%
Government Bond U.S. Govt. & Agencies 46.2%
Income Financials 26.9%
Large Cap Growth Information Technology 38.2%
Mid Cap Growth Information Technology 28.0%
Small Cap Growth Information Technology 28.1%

Thrivent Mutual Funds
Notes to Financial Statements
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227
creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Subadviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’
operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the
Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operation risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The economic and political structures
of developing countries in emerging markets, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies.
Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries with less developed legal, tax, regulatory, and accounting systems. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
228
portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses)
that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism).
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, natural disasters and outbreak of infectious diseases. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement
process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Health Crisis Risk
— The global pandemic outbreak of the
novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the
Fund to process shareholder redemptions, and negatively impact
Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing

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Notes to Financial Statements
October 31, 2020
229
ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities. In addition, the phase out of LIBOR (the offered rate for short-term Eurodollar deposits between major international banks)
by the end of 2021 could lead to increased volatility and illiquidity in certain markets that currently rely on LIBOR to determine interest rates.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent
Moderately Aggressive Allocation Fund and Thrivent Moderately
Conservative Allocation Fund (each, a “Thrivent Asset Allocation
Fund”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Other Funds”). From time to time, one or more of the Other Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Funds or other investors. These transactions may affect the Other Funds since Other Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Other Funds that
receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent
Asset Allocation Funds owns a substantial portion of any Other
Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Other Fund may be adversely affected if the Other Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent
Asset Allocation Funds may own substantial portions of some Other
Funds, a redemption or reallocation by a Thrivent Asset Allocation
Fund away from an Other Fund could cause the Other Fund’s
expenses to increase.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser or subadviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Investment in Other Investment Companies Risk
— Investing
in other investment companies, including closed-end funds and business development companies, could result in the duplication of certain fees, including management and administrative fees, and may expose the Fund to the risks of owning the underlying investments that the other investment company holds.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, or affiliated Funds) may make relatively large redemptions or purchases of shares. These transactions may
cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
230
portfolio securities. In addition, a large redemption could result in a
Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms, hedging strategies or
investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or its investments are not known.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or due to impacts from the spread of infectious illness, public health threats or similar issues.
Master Limited Partnership (“MLP”) Risk
— MLPs are subject
to risks such as limited partner risk, liquidity risk, interest rate risk and general partner risk.
• An MLP is a public limited partnership or limited liability company taxed as a partnership. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but the investor may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP.
• The ability to trade on a public exchange or in the over-the-
counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.
• MLP distributions may be reduced by fees and other expenses incurred by the MLP. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
231
the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.
Multi-Manager Risk
— The investment style employed by the
subadviser may not be complementary to that of the Adviser.
The interplay of the strategy employed by the subadviser and the Adviser may result in the Fund indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Fund’s performance depending upon
the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains.
Municipal Bond Risk
— The Fund’s performance may be
affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. Some municipal bonds may be repaid prior to maturity if interest rates decrease. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Other Funds Risk
— Because the Fund invests in other
funds managed by the Adviser or an affiliate (“Other Funds”), the performance of the Fund is dependent, in part, upon the
performance of Other Funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the
Other Funds. In addition, Other Funds may be subject to additional fees and expenses that will be borne by the Fund.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Quantitative Investing Risk
— Quantitative Investing Risk is the
risk that securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends.
Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2020
232
tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Redemption Risk
— The Fund may need to sell portfolio securities
to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Although the Fund generally does not have the ability to impose liquidity fees or temporarily suspend redemptions, the payment of redemption proceeds could be delayed or denied if the Fund is liquidated, to the extent permitted by applicable regulations.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Tax Risk
— Changes in federal income tax laws or rates may affect
both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.
234
For A Share Outstanding Throughout Each Period *
f
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Aggressive Allocation Fund
Class A Shares
Year Ended 10/31/2020 $ 15.60 $ 0.08 $ 0.71 $ 0.79 $ (0.13) $ (0.85)
Year Ended 10/31/2019 15.51 0.11 1.22 1.33 (0.12) (1.12)
Year Ended 10/31/2018 16.01 0.06 0.39 0.45 (0.06) (0.89)
Year Ended 10/31/2017 13.11 0.05 2.98 3.03 (0.07) (0.06)
Year Ended 10/31/2016 14.05 0.07 0.08 0.15 (0.03) (1.06)
Class S Shares
Year Ended 10/31/2020 15.77 0.11 0.71 0.82 (0.16) (0.85)
Year Ended 10/31/2019 15.68 0.13 1.24 1.37 (0.16) (1.12)
Year Ended 10/31/2018 16.17 0.10 0.40 0.50 (0.10) (0.89)
Year Ended 10/31/2017 13.25 0.08 3.02 3.10 (0.12) (0.06)
Year Ended 10/31/2016 14.19 0.10 0.11 0.21 (0.09) (1.06)
Balanced Income Plus Fund
Class A Shares
Year Ended 10/31/2020 12.69 0.26 (0.07) 0.19 (0.25) –
Year Ended 10/31/2019 12.93 0.31 0.58 0.89 (0.35) (0.78)
Year Ended 10/31/2018 13.26 0.32 (0.18) 0.14 (0.31) (0.16)
Year Ended 10/31/2017 12.22 0.29 1.01 1.30 (0.26) –
Year Ended 10/31/2016 12.80 0.30 0.03 0.33 (0.29) (0.62)
Class S Shares
Year Ended 10/31/2020 12.66 0.29 (0.07) 0.22 (0.28) –
Year Ended 10/31/2019 12.90 0.34 0.58 0.92 (0.38) (0.78)
Year Ended 10/31/2018 13.23 0.36 (0.18) 0.18 (0.35) (0.16)
Year Ended 10/31/2017 12.20 0.32 1.02 1.34 (0.31) –
Year Ended 10/31/2016 12.77 0.34 0.04 0.38 (0.33) (0.62)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statements or the Financial Highlights. Management determined that a revision of the 10/31/2016 Portfolio Turnover Rates was appropriate and the revisions are reflected in the Financial Highlights. The previously stated
10/31/2016 Portfolio Turnover Rate for Aggressive Allocation Fund was 57% and Balanced Income Plus Fund was 120%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
235
Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.98) $ 15.41 5.12% $ 951.7 0.95% 0.57% 1.15% 0.37% 48%
(1.24) 15.60 9.60% 955.0 0.94% 0.74% 1.15% 0.52% 58%
(0.95) 15.51 2.89% 896.6 0.91% 0.40% 1.15% 0.15% 52%
(0.13) 16.01 23.31% 879.6 0.92% 0.32% 1.19% 0.05% 59%
(1.09) 13.11 1.34% 730.0 0.94% 0.50% 1.21% 0.23% 58%
***
(1.01) 15.58 5.25% 543.6 0.78% 0.68% 0.98% 0.48% 48%
(1.28) 15.77 9.80% 445.1 0.76% 0.87% 0.97% 0.66% 58%
(0.99) 15.68 3.20% 336.4 0.66% 0.61% 0.90% 0.37% 52%
(0.18) 16.17 23.64% 238.1 0.63% 0.56% 0.89% 0.29% 59%
(1.15) 13.25 1.76% 140.9 0.56% 0.86% 0.83% 0.59% 58%
***
(0.25) 12.63 1.61% 235.0 1.04% 2.04% 1.04% 2.04% 85%
(1.13) 12.69 7.60% 250.2 1.04% 2.49% 1.04% 2.49% 113%
(0.47) 12.93 0.99% 246.3 1.03% 2.38% 1.03% 2.38% 149%
(0.26) 13.26 10.78% 250.7 1.06% 2.26% 1.06% 2.26% 145%
(0.91) 12.22 2.83% 231.8 1.07% 2.52% 1.07% 2.52% 125%
***
(0.28) 12.60 1.88% 108.5 0.78% 2.30% 0.78% 2.30% 85%
(1.16) 12.66 7.92% 140.1 0.77% 2.75% 0.77% 2.75% 113%
(0.51) 12.90 1.31% 120.3 0.72% 2.74% 0.72% 2.74% 149%
(0.31) 13.23 11.09% 94.5 0.73% 2.58% 0.73% 2.58% 145%
(0.95) 12.20 3.30% 65.6 0.70% 2.88% 0.70% 2.88% 125%
***

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
236
For A Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Global Stock Fund
Class A Shares
Year Ended 10/31/2020 $ 26.16 $ 0.15 $ 0.62 $ 0.77 $ (0.32) $ (2.79)
Year Ended 10/31/2019 26.59 0.34 1.45 1.79 (0.30) (1.92)
Year Ended 10/31/2018 29.21 0.31 (0.21) 0.10 (0.27) (2.45)
Year Ended 10/31/2017 24.77 0.30 5.13 5.43 (0.29) (0.70)
Year Ended 10/31/2016 26.32 0.26 (0.66) (0.40) (0.24) (0.91)
Class S Shares
Year Ended 10/31/2020 26.46 0.24 0.64 0.88 (0.41) (2.79)
Year Ended 10/31/2019 26.88 0.43 1.46 1.89 (0.39) (1.92)
Year Ended 10/31/2018 29.50 0.41 (0.21) 0.20 (0.37) (2.45)
Year Ended 10/31/2017 25.01 0.40 5.17 5.57 (0.38) (0.70)
Year Ended 10/31/2016 26.57 0.32 (0.62) (0.30) (0.35) (0.91)
Government Bond Fund
Class A Shares
Year Ended 10/31/2020 10.11 0.14 0.44 0.58 (0.14) (0.02)
Year Ended 10/31/2019 9.47 0.19 0.64 0.83 (0.19) –
Year Ended 10/31/2018 9.92 0.19 (0.38) (0.19) (0.19) (0.07)
Year Ended 10/31/2017 10.14 0.14 (0.20) (0.06) (0.14) (0.02)
Year Ended 10/31/2016 10.12 0.12 0.21 0.33 (0.12) (0.19)
Class S Shares
Year Ended 10/31/2020 10.11 0.15 0.44 0.59 (0.15) (0.02)
Year Ended 10/31/2019 9.47 0.20 0.64 0.84 (0.20) –
Year Ended 10/31/2018 9.92 0.20 (0.38) (0.18) (0.20) (0.07)
Year Ended 10/31/2017 10.14 0.15 (0.20) (0.05) (0.15) (0.02)
Year Ended 10/31/2016 10.12 0.12 0.22 0.34 (0.13) (0.19)
High Income Municipal Bond Fund
Class S Shares
Year Ended 10/31/2020 10.66 0.30 (0.36) (0.06) (0.31) –
Year Ended 10/31/2019 9.86 0.31 0.81 1.12 (0.32) –
Year Ended 10/31/2018
(c)
10.00 0.22 (0.14) 0.08 (0.22) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Since fund inception, February 28, 2018.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statements or the Financial Highlights. Management determined that a revision of the 10/31/2016 Portfolio Turnover Rates was appropriate and the revisions are reflected in the Financial Highlights. The previously stated
10/31/2016 Portfolio Turnover Rate for Global Stock Fund was 62% and Government Bond Fund was 149%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
237
Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (3.11) $ 23.82 2.78% $ 1,383.1 1.02% 0.75% 1.02% 0.75% 59%
(2.22) 26.16 7.73% 1,478.5 1.01% 1.39% 1.01% 1.39% 73%
(2.72) 26.59 0.22% 1,492.5 0.99% 1.15% 0.99% 1.15% 52%
(0.99) 29.21 22.61% 1,594.8 1.01% 1.11% 1.01% 1.11% 73%
(1.15) 24.77 (1.48)% 1,399.8 1.03% 1.03% 1.03% 1.03% 64%
***
(3.20) 24.14 3.18% 301.3 0.66% 1.10% 0.66% 1.10% 59%
(2.31) 26.46 8.12% 296.7 0.65% 1.75% 0.65% 1.75% 73%
(2.82) 26.88 0.56% 276.6 0.64% 1.50% 0.64% 1.50% 52%
(1.08) 29.50 23.06% 263.3 0.65% 1.47% 0.65% 1.47% 73%
(1.26) 25.01 (1.08)% 203.7 0.64% 1.42% 0.64% 1.42% 64%
***
(0.16) 10.53 5.76% 4.1 0.85% 1.32% 1.08% 1.10% 322%
(0.19) 10.11 8.84% 4.5 0.85% 1.94% 1.06% 1.73% 274%
(0.26) 9.47 (1.99)% 4.9 0.85% 1.92% 1.04% 1.73% 280%
(0.16) 9.92 (0.56)% 6.5 0.85% 1.40% 1.00% 1.25% 193%
(0.31) 10.14 3.36% 8.7 0.87% 1.16% 1.04% 0.98% 152%
***
(0.17) 10.53 5.88% 83.9 0.73% 1.39% 0.73% 1.39% 322%
(0.20) 10.11 8.95% 49.9 0.75% 2.04% 0.77% 2.02% 274%
(0.27) 9.47 (1.89)% 52.3 0.75% 2.02% 0.79% 1.98% 280%
(0.17) 9.92 (0.47)% 52.0 0.76% 1.49% 0.79% 1.46% 193%
(0.32) 10.14 3.41% 46.9 0.81% 1.22% 0.81% 1.22% 152%
***
(0.31) 10.29 (0.56)% 18.2 0.61% 2.99% 1.62% 1.98% 94%
(0.32) 10.66 11.51% 13.8 0.66% 3.07% 2.36% 1.37% 93%
(0.22) 9.86 0.79% 6.6 0.43% 3.26% 3.71% (0.02)% 201%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
238
For A Share Outstanding Throughout Each Period *
d
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
High Yield Fund
Class A Shares
Year Ended 10/31/2020 $ 4.73 $ 0.22 $ (0.23) $ (0.01) $ (0.23) $ –
Year Ended 10/31/2019 4.63 0.25 0.10 0.35 (0.25) –
Year Ended 10/31/2018 4.90 0.26 (0.27) (0.01) (0.26) –
Year Ended 10/31/2017 4.76 0.25 0.14 0.39 (0.25) –
Year Ended 10/31/2016 4.74 0.25 0.02 0.27 (0.25) –
Class S Shares
Year Ended 10/31/2020 4.73 0.24 (0.24) 0.00 (0.24) –
Year Ended 10/31/2019 4.64 0.26 0.09 0.35 (0.26) –
Year Ended 10/31/2018 4.90 0.27 (0.26) 0.01 (0.27) –
Year Ended 10/31/2017 4.76 0.27 0.13 0.40 (0.26) –
Year Ended 10/31/2016 4.74 0.26 0.03 0.29 (0.27) –
Income Fund
Class A Shares
Year Ended 10/31/2020 9.56 0.26 0.47 0.73 (0.26) (0.04)
Year Ended 10/31/2019 8.70 0.29 0.86 1.15 (0.29) –
Year Ended 10/31/2018 9.27 0.29 (0.54) (0.25) (0.29) (0.03)
Year Ended 10/31/2017 9.26 0.28 0.02 0.30 (0.28) (0.01)
Year Ended 10/31/2016 9.01 0.29 0.29 0.58 (0.29) (0.04)
Class S Shares
Year Ended 10/31/2020 9.55 0.29 0.47 0.76 (0.29) (0.04)
Year Ended 10/31/2019 8.70 0.32 0.85 1.17 (0.32) –
Year Ended 10/31/2018 9.26 0.32 (0.53) (0.21) (0.32) (0.03)
Year Ended 10/31/2017 9.25 0.31 0.02 0.33 (0.31) (0.01)
Year Ended 10/31/2016 9.00 0.32 0.29 0.61 (0.32) (0.04)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statements or the Financial Highlights. Management determined that a revision of the 10/31/2016 Portfolio Turnover Rates was appropriate and the revisions are reflected in the Financial Highlights. The previously stated
10/31/2016 Portfolio Turnover Rate for High Yield Fund was 42% and Income Fund was 104%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
239
Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.23) $ 4.49 (0.16)% $ 407.1 0.80% 4.96% 0.80% 4.96% 62%
(0.25) 4.73 7.74% 437.9 0.80% 5.30% 0.80% 5.30% 42%
(0.26) 4.63 (0.29)% 437.4 0.80% 5.42% 0.80% 5.42% 38%
(0.25) 4.90 8.42% 477.7 0.80% 5.25% 0.80% 5.25% 48%
(0.25) 4.76 6.05% 471.5 0.81% 5.42% 0.81% 5.42% 43%
***
(0.24) 4.49 0.11% 401.2 0.53% 5.22% 0.53% 5.22% 62%
(0.26) 4.73 7.79% 342.1 0.54% 5.55% 0.54% 5.55% 42%
(0.27) 4.64 0.14% 283.4 0.57% 5.65% 0.57% 5.65% 38%
(0.26) 4.90 8.68% 259.9 0.57% 5.49% 0.57% 5.49% 48%
(0.27) 4.76 6.34% 232.2 0.55% 5.68% 0.55% 5.68% 43%
***
(0.30) 9.99 7.79% 337.9 0.75% 2.69% 0.75% 2.69% 105%
(0.29) 9.56 13.43% 313.7 0.77% 3.19% 0.77% 3.19% 99%
(0.32) 8.70 (2.71)% 298.5 0.76% 3.25% 0.76% 3.25% 109%
(0.29) 9.27 3.34% 342.5 0.77% 3.04% 0.77% 3.04% 100%
(0.33) 9.26 6.62% 359.3 0.77% 3.20% 0.77% 3.20% 107%
***
(0.33) 9.98 8.11% 732.9 0.46% 2.98% 0.46% 2.98% 105%
(0.32) 9.55 13.66% 598.6 0.46% 3.49% 0.46% 3.49% 99%
(0.35) 8.70 (2.30)% 508.3 0.45% 3.57% 0.45% 3.57% 109%
(0.32) 9.26 3.66% 504.7 0.45% 3.35% 0.45% 3.35% 100%
(0.36) 9.25 6.97% 462.9 0.44% 3.53% 0.44% 3.53% 107%
***

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
240
For A Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
International Allocation Fund
Class A Shares
Year Ended 10/31/2020 $ 10.16 $ 0.12 $ (0.93) $ (0.81) $ (0.22) $ –
Year Ended 10/31/2019 9.80 0.20 0.65 0.85 (0.17) (0.32)
Year Ended 10/31/2018 11.33 0.19 (1.34) (1.15) (0.23) (0.15)
Year Ended 10/31/2017 9.65 0.20 1.67 1.87 (0.19) –
Year Ended 10/31/2016 9.62 0.21 – 0.21 (0.18) –
Class S Shares
Year Ended 10/31/2020 10.23 0.14 (0.92) (0.78) (0.26) –
Year Ended 10/31/2019 9.87 0.23 0.67 0.90 (0.22) (0.32)
Year Ended 10/31/2018 11.40 0.23 (1.34) (1.11) (0.27) (0.15)
Year Ended 10/31/2017 9.71 0.23 1.69 1.92 (0.23) –
Year Ended 10/31/2016 9.69 0.22 0.02 0.24 (0.22) –
Large Cap Growth Fund
Class A Shares
Year Ended 10/31/2020 11.45 (0.04) 3.64 3.60 – (0.63)
Year Ended 10/31/2019 11.30 (0.02) 1.31 1.29 – (1.14)
Year Ended 10/31/2018 10.23 (0.04) 1.38 1.34 – (0.27)
Year Ended 10/31/2017 8.23 (0.04) 2.09 2.05 – (0.05)
Year Ended 10/31/2016 9.12 (0.03) (0.36) (0.39) – (0.50)
Class S Shares
Year Ended 10/31/2020 12.82 (0.02) 4.13 4.11 – (0.63)
Year Ended 10/31/2019 12.47 0.01 1.48 1.49 – (1.14)
Year Ended 10/31/2018 11.23 – 1.51 1.51 – (0.27)
Year Ended 10/31/2017 8.99 – 2.29 2.29 – (0.05)
Year Ended 10/31/2016 9.89 0.01 (0.41) (0.40) – (0.50)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statements or the Financial Highlights. Management determined that a revision of the 10/31/2016 Portfolio Turnover Rates was appropriate and the revisions are reflected in the Financial Highlights. The previously stated
10/31/2016 Portfolio Turnover Rate for International Allocation Fund was 107% and Large Cap Growth Fund was 67%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
241
Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.22) $ 9.13 (8.21)% $ 117.0 1.20% 1.07% 1.38% 0.89% 105%
(0.49) 10.16 9.36% 144.3 1.27% 2.04% 1.43% 1.89% 106%
(0.38) 9.80 (10.52)% 138.5 1.35% 1.73% 1.47% 1.62% 75%
(0.19) 11.33 19.76% 161.4 1.36% 1.86% 1.56% 1.65% 94%
(0.18) 9.65 2.21% 141.3 1.40% 1.82% 1.58% 1.64% 108%
***
(0.26) 9.19 (7.90)% 632.9 0.81% 1.47% 0.81% 1.47% 105%
(0.54) 10.23 9.84% 743.0 0.87% 2.45% 0.87% 2.45% 106%
(0.42) 9.87 (10.13)% 678.3 0.94% 2.14% 0.95% 2.14% 75%
(0.23) 11.40 20.22% 747.4 0.96% 2.26% 1.01% 2.22% 94%
(0.22) 9.71 2.60% 615.9 1.00% 2.24% 1.00% 2.24% 108%
***
(0.63) 14.42 32.91% 351.2 1.12% (0.42)% 1.12% (0.42)% 44%
(1.14) 11.45 13.09% 259.0 1.14% (0.26)% 1.17% (0.29)% 58%
(0.27) 11.30 13.37% 237.8 1.17% (0.37)% 1.20% (0.41)% 62%
(0.05) 10.23 25.03% 210.2 1.20% (0.32)% 1.26% (0.38)% 65%
(0.50) 8.23 (4.52)% 178.8 1.20% (0.25)% 1.28% (0.33)% 68%
***
(0.63) 16.30 33.39% 1,136.4 0.77% (0.08)% 0.77% (0.08)% 44%
(1.14) 12.82 13.49% 839.6 0.79% 0.08% 0.79% 0.08% 58%
(0.27) 12.47 13.70% 765.8 0.81% (0.02)% 0.81% (0.02)% 62%
(0.05) 11.23 25.59% 654.1 0.82% 0.05% 0.82% 0.05% 65%
(0.50) 8.99 (4.26)% 510.1 0.82% 0.12% 0.82% 0.12% 68%
***

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
242
For A Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Large Cap Value Fund
Class A Shares
Year Ended 10/31/2020 $ 22.51 $ 0.37 $ (2.10) $ (1.73) $ (0.36) $ –
Year Ended 10/31/2019 22.71 0.36 0.88 1.24 (0.27) (1.17)
Year Ended 10/31/2018 22.67 0.30 0.91 1.21 (0.24) (0.93)
Year Ended 10/31/2017 19.42 0.29 3.85 4.14 (0.24) (0.65)
Year Ended 10/31/2016 19.99 0.30 0.39 0.69 (0.19) (1.07)
Class S Shares
Year Ended 10/31/2020 22.70 0.43 (2.10) (1.67) (0.44) –
Year Ended 10/31/2019 22.90 0.43 0.89 1.32 (0.35) (1.17)
Year Ended 10/31/2018 22.84 0.37 0.95 1.32 (0.33) (0.93)
Year Ended 10/31/2017 19.56 0.36 3.89 4.25 (0.32) (0.65)
Year Ended 10/31/2016 20.14 0.32 0.46 0.78 (0.29) (1.07)
Limited Maturity Bond Fund
Class A Shares
Year Ended 10/31/2020 12.53 0.25 0.14 0.39 (0.25) –
Year Ended 10/31/2019 12.30 0.30 0.24 0.54 (0.31) –
Year Ended 10/31/2018 12.49 0.27 (0.19) 0.08 (0.27) –
Year Ended 10/31/2017 12.48 0.21 0.01 0.22 (0.21) –
Year Ended 10/31/2016 12.38 0.20 0.10 0.30 (0.20) –
Class S Shares
Year Ended 10/31/2020 12.52 0.28 0.15 0.43 (0.28) –
Year Ended 10/31/2019 12.30 0.33 0.22 0.55 (0.33) –
Year Ended 10/31/2018 12.48 0.29 (0.17) 0.12 (0.30) –
Year Ended 10/31/2017 12.48 0.23 0.01 0.24 (0.24) –
Year Ended 10/31/2016 12.37 0.22 0.11 0.33 (0.22) –
Low Volatility Equity Fund
Class S Shares
Year Ended 10/31/2020 12.20 0.18 (0.57) (0.39) (0.14) (0.09)
Year Ended 10/31/2019 10.85 0.14 1.52 1.66 (0.13) (0.18)
Year Ended 10/31/2018 10.87 0.10 0.11 0.21 (0.13) (0.10)
Year Ended 10/31/2017
(c)
10.00 0.09 0.78 0.87 – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Since fund inception, February 28, 2017.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statements or the Financial Highlights. Management determined that a revision of the 10/31/2016 Portfolio Turnover Rates was appropriate and the revisions are reflected in the Financial Highlights. The previously stated
10/31/2016 Portfolio Turnover Rate for Limited Maturity Bond Fund was 81%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
243
Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.36) $ 20.42 (7.90)% $ 193.5 0.91% 1.64% 0.91% 1.64% 34%
(1.44) 22.51 6.22% 225.1 0.90% 1.67% 0.90% 1.67% 19%
(1.17) 22.71 5.42% 227.1 0.89% 1.28% 0.89% 1.28% 18%
(0.89) 22.67 21.77% 228.0 0.91% 1.31% 0.91% 1.31% 17%
(1.26) 19.42 3.86% 198.6 0.93% 1.34% 0.93% 1.34% 22%
(0.44) 20.59 (7.61)% 869.6 0.54% 2.00% 0.54% 2.00% 34%
(1.52) 22.70 6.61% 927.3 0.54% 2.03% 0.54% 2.03% 19%
(1.26) 22.90 5.85% 836.5 0.53% 1.64% 0.53% 1.64% 18%
(0.97) 22.84 22.21% 757.3 0.53% 1.69% 0.53% 1.69% 17%
(1.36) 19.56 4.29% 618.7 0.53% 1.73% 0.53% 1.73% 22%
(0.25) 12.67 3.20% 342.2 0.60% 2.03% 0.60% 2.03% 153%
(0.31) 12.53 4.40% 292.0 0.61% 2.45% 0.61% 2.45% 109%
(0.27) 12.30 0.67% 298.0 0.61% 2.17% 0.61% 2.17% 82%
(0.21) 12.49 1.79% 336.0 0.61% 1.69% 0.61% 1.69% 79%
(0.20) 12.48 2.42% 351.2 0.62% 1.58% 0.62% 1.58% 83%
***
(0.28) 12.67 3.45% 1,025.0 0.43% 2.19% 0.43% 2.19% 153%
(0.33) 12.52 4.51% 729.2 0.43% 2.63% 0.43% 2.63% 109%
(0.30) 12.30 0.94% 627.7 0.42% 2.38% 0.42% 2.38% 82%
(0.24) 12.48 1.91% 550.1 0.42% 1.89% 0.42% 1.89% 79%
(0.22) 12.48 2.72% 441.0 0.41% 1.80% 0.41% 1.80% 83%
***
(0.23) 11.58 (3.33)% 28.5 0.98% 1.68% 1.44% 1.21% 72%
(0.31) 12.20 15.75% 19.3 1.20% 1.59% 1.96% 0.83% 58%
(0.23) 10.85 1.92% 10.7 1.20% 1.27% 2.64% (0.17)% 58%
– 10.87 8.70% 5.8 1.20% 1.31% 4.22% (1.71)% 77%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
244
For A Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Mid Cap Growth Fund
Class S Shares
Year Ended 10/31/2020
(c)
$ 10.00 $ (0.05) $ 2.70 $ 2.65 $ – $ –
Mid Cap Stock Fund
Class A Shares
Year Ended 10/31/2020 23.68 0.01 1.42 1.43 (0.04) (0.67)
Year Ended 10/31/2019 24.87 0.06 1.36 1.42 (0.04) (2.57)
Year Ended 10/31/2018 26.05 0.05 1.00 1.05 – (2.23)
Year Ended 10/31/2017 21.63 (0.02) 5.45 5.43 (0.02) (0.99)
Year Ended 10/31/2016 21.61 0.02 2.44 2.46 (0.03) (2.41)
Class S Shares
Year Ended 10/31/2020 27.10 0.10 1.61 1.71 (0.10) (0.67)
Year Ended 10/31/2019 28.06 0.01 1.71 1.72 (0.11) (2.57)
Year Ended 10/31/2018 29.04 0.02 1.23 1.25 – (2.23)
Year Ended 10/31/2017 24.00 (0.03) 6.15 6.12 (0.10) (0.98)
Year Ended 10/31/2016 23.69 0.02 2.79 2.81 (0.09) (2.41)
Mid Cap Value Fund
Class S Shares
Year Ended 10/31/2020
(c)
10.00 0.05 0.15 0.20 – –
Moderate Allocation Fund
Class A Shares
Year Ended 10/31/2020 14.15 0.18 0.66 0.84 (0.18) (0.52)
Year Ended 10/31/2019 13.37 0.21 1.12 1.33 (0.24) (0.31)
Year Ended 10/31/2018 13.89 0.20 (0.12) 0.08 (0.22) (0.38)
Year Ended 10/31/2017 12.52 0.17 1.45 1.62 (0.17) (0.08)
Year Ended 10/31/2016 12.90 0.16 0.20 0.36 (0.15) (0.59)
Class S Shares
Year Ended 10/31/2020 14.19 0.21 0.67 0.88 (0.22) (0.52)
Year Ended 10/31/2019 13.41 0.25 1.11 1.36 (0.27) (0.31)
Year Ended 10/31/2018 13.93 0.24 (0.13) 0.11 (0.25) (0.38)
Year Ended 10/31/2017 12.55 0.20 1.46 1.66 (0.20) (0.08)
Year Ended 10/31/2016 12.94 0.19 0.20 0.39 (0.19) (0.59)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Since fund inception, February 28, 2020.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statements or the Financial Highlights. Management determined that a revision of the 10/31/2016 Portfolio Turnover Rates was appropriate and the revisions are reflected in the Financial Highlights. The previously stated
10/31/2016 Portfolio Turnover Rate for Mid Cap Stock Fund was 21% and Moderate Allocation Fund was 138%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
245
Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ – $ 12.65 26.50% $ 6.0 1.00% (0.62)% 3.60% (3.23)% 57%
(0.71) 24.40 6.08% 1,146.3 1.04% 0.10% 1.04% 0.10% 40%
(2.61) 23.68 6.89% 1,174.7 1.04% 0.22% 1.04% 0.22% 28%
(2.23) 24.87 4.07% 1,171.8 1.04% 0.17% 1.04% 0.17% 34%
(1.01) 26.05 25.63% 1,188.0 1.06% (0.07)% 1.06% (0.07)% 29%
(2.44) 21.63 12.93% 1,005.1 1.09% 0.09% 1.09% 0.09% 22%
***
(0.77) 28.04 6.37% 1,100.6 0.76% 0.37% 0.76% 0.37% 40%
(2.68) 27.10 7.25% 1,081.0 0.77% 0.50% 0.77% 0.50% 28%
(2.23) 28.06 4.36% 744.0 0.74% 0.61% 0.74% 0.61% 34%
(1.08) 29.04 26.04% 516.3 0.72% 0.26% 0.72% 0.26% 29%
(2.50) 24.00 13.36% 337.7 0.72% 0.47% 0.72% 0.47% 22%
***
– 10.20 2.00% 5.0 1.00% 0.75% 3.80% (2.04)% 58%
(0.70) 14.29 6.16% 1,888.6 0.81% 1.32% 0.99% 1.14% 117%
(0.55) 14.15 10.34% 1,884.8 0.80% 1.59% 1.00% 1.39% 145%
(0.60) 13.37 0.50% 1,778.0 0.79% 1.46% 1.00% 1.25% 133%
(0.25) 13.89 13.08% 1,839.5 0.80% 1.31% 1.02% 1.09% 158%
(0.74) 12.52 3.06% 1,682.9 0.81% 1.31% 1.02% 1.10% 147%
***
(0.74) 14.33 6.40% 973.0 0.58% 1.48% 0.76% 1.30% 117%
(0.58) 14.19 10.57% 712.2 0.57% 1.78% 0.77% 1.59% 145%
(0.63) 13.41 0.77% 535.5 0.53% 1.69% 0.74% 1.47% 133%
(0.28) 13.93 13.44% 369.4 0.53% 1.51% 0.75% 1.30% 158%
(0.78) 12.55 3.31% 179.0 0.49% 1.56% 0.71% 1.35% 147%
***

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
246
For A Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Moderately Aggressive Allocation Fund
Class A Shares
Year Ended 10/31/2020 $ 15.24 $ 0.15 $ 0.70 $ 0.85 $ (0.17) $ (0.76)
Year Ended 10/31/2019 14.62 0.17 1.23 1.40 (0.19) (0.59)
Year Ended 10/31/2018 15.19 0.15 0.06 0.21 (0.16) (0.62)
Year Ended 10/31/2017 13.11 0.13 2.22 2.35 (0.13) (0.14)
Year Ended 10/31/2016 13.73 0.13 0.15 0.28 (0.09) (0.81)
Class S Shares
Year Ended 10/31/2020 15.38 0.17 0.72 0.89 (0.20) (0.76)
Year Ended 10/31/2019 14.75 0.20 1.25 1.45 (0.23) (0.59)
Year Ended 10/31/2018 15.32 0.18 0.07 0.25 (0.20) (0.62)
Year Ended 10/31/2017 13.23 0.15 2.25 2.40 (0.17) (0.14)
Year Ended 10/31/2016 13.86 0.14 0.18 0.32 (0.14) (0.81)
Moderately Conservative Allocation Fund
Class A Shares
Year Ended 10/31/2020 12.70 0.20 0.47 0.67 (0.20) (0.41)
Year Ended 10/31/2019 11.98 0.24 0.93 1.17 (0.26) (0.19)
Year Ended 10/31/2018 12.48 0.24 (0.29) (0.05) (0.24) (0.21)
Year Ended 10/31/2017 11.78 0.21 0.80 1.01 (0.21) (0.10)
Year Ended 10/31/2016 11.88 0.20 0.21 0.41 (0.18) (0.33)
Class S Shares
Year Ended 10/31/2020 12.74 0.23 0.47 0.70 (0.23) (0.41)
Year Ended 10/31/2019 12.02 0.27 0.93 1.20 (0.29) (0.19)
Year Ended 10/31/2018 12.52 0.27 (0.29) (0.02) (0.27) (0.21)
Year Ended 10/31/2017 11.82 0.23 0.81 1.04 (0.24) (0.10)
Year Ended 10/31/2016 11.91 0.22 0.24 0.46 (0.22) (0.33)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statements or the Financial Highlights. Management determined that a revision of the 10/31/2016 Portfolio Turnover Rates was appropriate and the revisions are reflected in the Financial Highlights. The previously stated
10/31/2016 Portfolio Turnover Rate for Moderately Aggressive Allocation Fund was 90% and Moderately Conservative Allocation Fund was
181%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
247
Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.93) $ 15.16 5.77% $ 2,234.1 0.83% 1.03% 1.05% 0.81% 81%
(0.78) 15.24 10.36% 2,251.4 0.83% 1.21% 1.06% 0.98% 98%
(0.78) 14.62 1.37% 2,123.3 0.80% 0.99% 1.06% 0.73% 86%
(0.27) 15.19 18.21% 2,086.9 0.81% 0.91% 1.08% 0.64% 103%
(0.90) 13.11 2.36% 1,809.6 0.82% 1.01% 1.10% 0.73% 94%
***
(0.96) 15.31 6.00% 924.3 0.63% 1.18% 0.85% 0.96% 81%
(0.82) 15.38 10.62% 782.5 0.62% 1.36% 0.86% 1.12% 98%
(0.82) 14.75 1.61% 580.8 0.57% 1.17% 0.83% 0.91% 86%
(0.31) 15.32 18.48% 389.9 0.55% 1.07% 0.83% 0.79% 103%
(0.95) 13.23 2.66% 191.0 0.49% 1.28% 0.77% 1.00% 94%
***
(0.61) 12.76 5.45% 725.8 0.83% 1.60% 0.97% 1.46% 146%
(0.45) 12.70 10.09% 701.9 0.82% 1.98% 0.98% 1.83% 182%
(0.45) 11.98 (0.45)% 672.7 0.82% 1.93% 0.98% 1.77% 175%
(0.31) 12.48 8.70% 719.7 0.83% 1.70% 0.99% 1.54% 208%
(0.51) 11.78 3.65% 703.3 0.84% 1.69% 0.99% 1.54% 196%
***
(0.64) 12.80 5.69% 350.0 0.59% 1.81% 0.73% 1.66% 146%
(0.48) 12.74 10.33% 267.1 0.58% 2.18% 0.73% 2.03% 182%
(0.48) 12.02 (0.18)% 195.9 0.55% 2.18% 0.71% 2.02% 175%
(0.34) 12.52 8.97% 141.9 0.56% 1.93% 0.72% 1.77% 208%
(0.55) 11.82 4.05% 69.4 0.53% 1.95% 0.69% 1.80% 196%
***

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
248
For A Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Money Market Fund
Class A Shares
Year Ended 10/31/2020 $ 1.00 $ 0.01 $ – $ 0.01 $ (0.01) $ –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2018 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2017 1.00 – – – – –
Year Ended 10/31/2016 1.00 – – – – –
Class S Shares
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2018 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2017 1.00 – – – – –
Year Ended 10/31/2016 1.00 – – – – –
Municipal Bond Fund
Class A Shares
Year Ended 10/31/2020 11.47 0.30 (0.02) 0.28 (0.33) –
Year Ended 10/31/2019 10.89 0.33 0.61 0.94 (0.36) –
Year Ended 10/31/2018 11.39 0.38 (0.50) (0.12) (0.38) –
Year Ended 10/31/2017 11.65 0.39 (0.26) 0.13 (0.39) –
Year Ended 10/31/2016 11.60 0.39 0.05 0.44 (0.39) –
Class S Shares
Year Ended 10/31/2020 11.47 0.34 (0.04) 0.30 (0.35) –
Year Ended 10/31/2019 10.89 0.37 0.59 0.96 (0.38) –
Year Ended 10/31/2018 11.39 0.41 (0.50) (0.09) (0.41) –
Year Ended 10/31/2017 11.65 0.41 (0.26) 0.15 (0.41) –
Year Ended 10/31/2016 11.60 0.41 0.06 0.47 (0.42) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
249
Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.01) $ 1.00 0.52% $ 399.4 0.37% 0.49% 0.61% 0.25% N/A
(0.02) 1.00 1.87% 359.4 0.50% 1.85% 0.64% 1.71% N/A
(0.01) 1.00 1.13% 322.9 0.61% 1.12% 0.69% 1.04% N/A
– 1.00 0.03% 325.1 0.80% 0.03% 0.80% 0.03% N/A
– 1.00 0.00% 381.3 0.41% 0.00% 0.85% (0.43)% N/A
(0.01) 1.00 0.56% 355.5 0.33% 0.52% 0.49% 0.35% N/A
(0.02) 1.00 1.97% 298.1 0.40% 1.94% 0.50% 1.84% N/A
(0.01) 1.00 1.29% 171.9 0.44% 1.36% 0.53% 1.28% N/A
– 1.00 0.31% 78.1 0.53% 0.32% 0.53% 0.32% N/A
– 1.00 0.00% 56.6 0.44% 0.00% 0.53% (0.09)% N/A
(0.33) 11.42 2.48% 1,215.5 0.74% 2.68% 0.74% 2.68% 29%
(0.36) 11.47 8.76% 1,253.7 0.75% 2.99% 0.75% 2.99% 31%
(0.38) 10.89 (1.08)% 1,238.9 0.74% 3.42% 0.74% 3.42% 35%
(0.39) 11.39 1.15% 1,382.3 0.74% 3.41% 0.74% 3.41% 18%
(0.39) 11.65 3.79% 1,471.0 0.74% 3.29% 0.74% 3.29% 10%
(0.35) 11.42 2.68% 335.4 0.54% 2.86% 0.54% 2.86% 29%
(0.38) 11.47 8.98% 285.4 0.54% 3.14% 0.54% 3.14% 31%
(0.41) 10.89 (0.85)% 232.2 0.51% 3.66% 0.51% 3.66% 35%
(0.41) 11.39 1.39% 213.9 0.50% 3.64% 0.50% 3.64% 18%
(0.42) 11.65 4.04% 193.0 0.49% 3.53% 0.49% 3.53% 10%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
250
For A Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Opportunity Income Plus Fund
Class A Shares
Year Ended 10/31/2020 $ 10.11 $ 0.32 $ (0.14) $ 0.18 $ (0.32) $ –
Year Ended 10/31/2019 9.96 0.39 0.15 0.54 (0.39) –
Year Ended 10/31/2018 10.31 0.37 (0.34) 0.03 (0.38) –
Year Ended 10/31/2017 10.23 0.34 0.08 0.42 (0.34) –
Year Ended 10/31/2016 10.05 0.36 0.19 0.55 (0.37) –
Class S Shares
Year Ended 10/31/2020 10.11 0.34 (0.14) 0.20 (0.34) –
Year Ended 10/31/2019 9.96 0.42 0.15 0.57 (0.42) –
Year Ended 10/31/2018 10.31 0.40 (0.34) 0.06 (0.41) –
Year Ended 10/31/2017 10.23 0.36 0.08 0.44 (0.36) –
Year Ended 10/31/2016 10.05 0.39 0.18 0.57 (0.39) –
Small Cap Growth Fund
Class S Shares
Year Ended 10/31/2020 10.87 (0.04) 4.03 3.99 – (0.06)
Year Ended 10/31/2019 10.57 (0.05) 0.55 0.50 – (0.20)
Year Ended 10/31/2018
(c),
10.00 (0.06) 0.63 0.57 – –
Small Cap Stock Fund
Class A Shares
Year Ended 10/31/2020 19.58 0.05 0.45 0.50 (0.06) (1.98)
Year Ended 10/31/2019 21.82 0.04 0.78 0.82 – (3.06)
Year Ended 10/31/2018 22.60 – 0.96 0.96 – (1.74)
Year Ended 10/31/2017 17.53 (0.02) 5.98 5.96 (0.03) (0.86)
Year Ended 10/31/2016 18.15 0.04 0.88 0.92 – (1.54)
Class S Shares
Year Ended 10/31/2020
(d)
24.44 0. 13 0. 55 0.68 (0.11) (1.98)
Year Ended 10/31/2019
(d)
26.35 0.10 1.05 1.15 – (3.06)
Year Ended 10/31/2018
(d)
26.87 0.07 1.15 1.22 – (1.74)
Year Ended 10/31/2017 20.68 (0.01) 7.16 7.15 (0.10) (0.86)
Year Ended 10/31/2016 21.10 0.01 1.15 1.16 (0.04) (1.54)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Since fund inception, February 28, 2018.
(d) Per share amounts have been calculated using the average shares outstanding method.
*
**
***
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.
Management identified an error in the calculation of the 10/31/2016 Portfolio Turnover Rates. The market value of a short term security was incorrectly included in the calculation. The impact of the revised calculation was evaluated, and Management concluded that the error did not result in a material misstatement of the Financial Statements or the Financial Highlights. Management determined that a revision of the 10/31/2016 Portfolio Turnover Rates was appropriate and the revisions are reflected in the Financial Highlights. The previously stated
10/31/2016 Portfolio Turnover Rate for Opportunity Income Plus Fund was 147%.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
251
Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.32) $ 9.97 1.83% $ 238.6 0.88% 3.19% 0.88% 3.19% 186%
(0.39) 10.11 5.57% 246.7 0.89% 3.90% 0.89% 3.90% 186%
(0.38) 9.96 0.31% 244.6 0.89% 3.67% 0.89% 3.67% 190%
(0.34) 10.31 4.16% 264.8 0.90% 3.29% 0.91% 3.28% 186%
(0.37) 10.23 5.60% 258.4 0.89% 3.65% 0.92% 3.62% 156%
***
(0.34) 9.97 2.10% 534.7 0.61% 3.46% 0.61% 3.46% 186%
(0.42) 10.11 5.85% 408.8 0.62% 4.16% 0.62% 4.16% 186%
(0.41) 9.96 0.55% 312.6 0.65% 3.94% 0.65% 3.94% 190%
(0.36) 10.31 4.40% 260.2 0.66% 3.53% 0.66% 3.53% 186%
(0.39) 10.23 5.84% 178.2 0.66% 3.88% 0.66% 3.88% 156%
***
(0.06) 14.80 36.84% 18.6 1.03% (0.58)% 2.47% (2.02)% 49%
(0.20) 10.87 5.03% 8.4 1.22% (0.60)% 3.76% (3.14)% 48%
– 10.57 5.70% 5.2 1.24% (0.77)% 3.91% (3.43)% 32%
(2.04) 18.04 2.27% 393.4 1.14% 0.27% 1.14% 0.27% 67%
(3.06) 19.58 5.53% 415.5 1.14% 0.13% 1.14% 0.13% 57%
(1.74) 21.82 4.48% 421.8 1.13% (0.02)% 1.13% (0.02)% 63%
(0.89) 22.60 34.84% 424.0 1.16% (0.07)% 1.16% (0.07)% 47%
(1.54) 17.53 5.72% 331.4 1.21% 0.23% 1.21% 0.23% 58%
(2.09) 23.03 2.57% 271.5 0.83% 0.58% 0.83% 0.58% 67%
(3.06) 24.44 5.87% 259.8 0.83% 0.43% 0.83% 0.43% 57%
(1.74) 26.35 4.75% 243.0 0.85% 0.25% 0.85% 0.25% 63%
(0.96) 26.87 35.34% 171.0 0.80% 0.30% 0.80% 0.30% 47%
(1.58) 20.68 6.12% 115.1 0.80% 0.64% 0.80% 0.64% 58%

252
Additional Information
(unaudited)
Shareholder Notification of Federal Tax Information
The following information is provided solely to satisfy the
requirements set forth by the Internal Revenue Code. Shareholders will be provided information regarding their distributions in January
2021.
The Funds designate the following percentages of dividends
declared from net investment income as dividends qualifying for the
70% dividends received deduction for corporations or as qualified dividend income for individuals under the Jobs and Growth Tax
Relief Reconciliation Act of 2003 for the tax period ending October
31, 2020 :
The Municipal Bond Fund and High Income Municipal Bond Fund
designate 99.87% and 99.40% of the dividends declared from net investment income, respectively, as exempt from federal income tax for the tax period ended October 31, 2020 .
Pursuant to IRC 852(b)(3) of the Internal Revenue Code, the
Funds hereby designate the following amounts as long-term capital gains distributed during the year ended October 31, 2020 , or if subsequently determined to be different, the net capital gain of such year:
These amounts may include earnings and profits distributed to shareholders on the redemption of shares as part of the dividend paid deduction.
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the
Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-
4836, or visit ThriventFunds.com to access it online. In addition, you may review a report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by clicking on the tab for each Fund and navigating to "Related
Documents" under Fund Details - Holdings at ThriventFunds.com or
SEC.gov where it is filed on Form N-PX.
Quarterly Schedule of Portfolio Holdings
Through April 2019, the Trust filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning in April 2019, the Trust will no longer file Form
N-Q and will begin filing Form N-PORT with the SEC. Part F of each
Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments, which were previously filed on Form N-Q. Thrivent Money Market Fund is not included as part of Form N-PORT. The Trust’s most recent Schedule of Investments can be found at ThriventFunds.com or SEC.gov. You also may review and copy the Forms N-PORT-EX and N-Q for the Trust at the SEC’s
Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-
SEC-0330.
Summary Schedule of Investments
The summary schedule of investments is designed to streamline the report and help investors better focus on a fund’s principal holdings. A complete listing of holdings for a fund in which the summary is included in the shareholder report is available free of charge by calling 800-847-4836. It is also available at ThriventFunds.
com or SEC.gov where it is part of form N-CSR.
Fund
Dividends
Received
Deduction for
Corporations
Qualified
Dividend
Income for
Individuals
Aggressive Allocation 69% 91%
Balanced Income Plus 24% 38%
Global Stock 63% 100%
High Yield 44% 44%
Income 42% 42%
International Allocation 0% 100%
Large Cap Value 100% 100%
Low Volatility Equity 65% 100%
Mid Cap Stock 100% 100%
Moderate Allocation 21% 29%
Moderately Aggressive Allocation 31% 51%
Moderately Conservative Allocation 12% 17%
Opportunity Income Plus 2% 2%
Small Cap Stock 100% 100%
Fund
Distributions of Long-Term
Capital Gains
Aggressive Allocation $70,891,347
Global Stock 186,948,695
Government Bond 82,374
Income 2,059,211
Large Cap Growth 59,938,061
Large Cap Value 2,189,178
Low Volatility Equity 143,029
Mid Cap Stock 61,535,466
Moderate Allocation 82,267,466
Moderately Aggressive Allocation 138,947,371
Moderately Conservative Allocation 25,443,841
Small Cap Growth 44,958
Small Cap Stock 60,371,340

253
Board of Trustees and Officers
The following table provides information about the Trustees and Officers of the Trust. The Board is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees each of 25 series of the Trust and also serves as:
Director of Thrivent Series Fund, Inc., a registered investment company consisting of 32 funds that serve as underlying funds for variable contracts issued by Thrivent Financial and separate accounts of insurance companies not affiliated with Thrivent Financial.
Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.
Trustee of Thrivent Core Funds, a registered investment company consisting of five funds that are established solely for investment by Thrivent entities.
David Royal also serves as Trustee of Thrivent Church Loan and Income Fund, a closed-end registered investment company for which the
Adviser serves as investment adviser. None of the other Trustees serves on the board of the Thrivent Church Loan and Income Fund.
The Trust, Thrivent Series Fund, Inc., Thrivent Cash Management Trust, Thrivent Core Funds, and Thrivent Church Loan and Income Fund are
collectively referred to as the “Fund Complex.” The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 800-847-4836.
Interested Trustees (1)(2)(3)(4)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
David S. Royal
(1971)
2015
Executive Vice President, Chief Investment Officer, Thrivent Financial since 2017; VP, President, Mutual Funds,
Thrivent Financial from  2015 to 2017; Vice President and Deputy General Counsel, Thrivent Financial from
2006 to 2015. Currently, Director of Thrivent Trust Company and Advisory Board Member of Twin Bridge Capital
Partners; Director of Children's Cancer Research Fund until 2019; Director of Fairview Hospital Foundation until
2017.
Russell W. Swansen
(1957)
2009
Retired; Senior Vice President and Chief Investment Officer, Thrivent Financial from 2003 to 2017. Currently,
Advisory Board member of Twin Bridge Capital Partners, a registered investment advisory firm, since 2005;
Director of Children’s Cancer Research Fund until 2017.
Independent Trustees (2)(3)(4)(5)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Janice B. Case
(1952)
2011
Retired. Independent Trustee of North American Electric Reliability Corporation (the electric reliability organization
("ERO") for North America) since 2008.
Robert J. Chersi
(1961)
2017
Founder of Chersi Services LLC (consulting firm) since 2014.Director and member of the Audit and Risk Oversight
Committees of E*TRADE Financial Corporation and Director of E*TRADE Bank from 2019 to 2020; Lead
Independent Director since 2019 and Director and Audit Committee Chair at BrightSphere Investment Group plc
since 2016.
Marc S. Joseph
(1960)
2011
Managing Director of Granite Ridge LLP (consulting and advisory firm) since 2009; Managing Director of Triangle Crest (private investing and consulting firm) since 2004.
Paul R. Laubscher
(1956)
2009
Portfolio Manager for U.S. private real estate and private equity portfolios of IBM Retirement Funds.
James A. Nussle
(1960)
2011
President and Chief Executive Officer of Credit Union National Association since September 2014; Director of
Portfolio Recovery Associates (PRAA) since 2010; CEO of The Nussle Group LLC (consulting firm) since 2009.
Advisory Board member of AVISTA Capital Partners (private equity firm) from 2010 to 2015.

254
Board of Trustees and Officers
Independent Trustees (2)(3)(4)(5)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Verne O. Sedlacek
(1954)
2017
Chief Executive Officer of E&F Advisors LLC (consulting) since 2015; President & Chief Executive Officer of the
Commonfund from 2003 to 2015. Chairman of the Board of Directors of AGB Institutional Strategies from 2016 to 2019.
Constance L. Souders
(1950)
2007
Retired.

255
Board of Trustees and Officers
Executive Officers (2)(4)
Name (Year of Birth)
Position Held With Trust Principal Occupation(s) During the Past Five Years
David S. Royal (1971)
Trustee, President and Chief Investment Officer
Executive Vice President, Chief Investment Officer, Thrivent Financial since 2017; VP,
President, Mutual Funds, Thrivent Financial from 2015 to 2017; Vice President and
Deputy General Counsel, Thrivent Financial from 2006 to 2015.
Gerard V. Vaillancourt (1967)
Treasurer and Principal Accounting Officer
Vice President and Mutual Funds Chief Financial Officer, Thrivent Financial since 2017;
Vice President, Mutual Fund Accounting, Thrivent Financial from 2006 to 2017.
Michael W. Kremenak (1978)
Secretary and Chief Legal Officer
Vice President, Thrivent Financial since 2015; Senior Counsel, Thrivent Financial from
2013 to 2015.
Edward S. Dryden (1965)
Chief Compliance Officer
Vice President, Chief Compliance Officer - Thrivent Funds, Thrivent Financial since
2018; Director, Chief Compliance Officer - Thrivent Funds, Thrivent Financial from 2010 to 2018.
Kathleen M. Koelling (1977)
Privacy Officer (6)
Vice President, Deputy General Counsel, Thrivent Financial since 2018; Vice President,
Managing Counsel, Thrivent Financial from 2016 to 2018; Privacy Officer, Thrivent
Financial since 2011; Anti-Money Laundering Officer, Thrivent Financial from 2011 to
2019; Senior Counsel, Thrivent Financial from 2002 to 2016.
Sharon K. Minta (1973)
Anti-Money Laundering Officer (6)
Director, Compliance, Anti-Money Laundering Officer and Manager of Identity Theft and
Customer Fraud/Special Investigations Unit, Thrivent Financial since 2019; Compliance
Manager, Anti-Money Laundering, Customer Fraud/Special Investigations Unit and
Identity Theft programs, Thrivent Financial from 2014 to 2019.
Troy A. Beaver (1967)
Vice President
Vice President, Mutual Funds Marketing & Distribution, Thrivent Financial since 2015;
Vice President, Marketing, American Century Investments from 2006 to 2015.
Monica L. Kleve (1969)
Vice President
Vice President, Investment Operations, Thrivent Financial since 2019; Director,
Investments Systems and Solutions, Thrivent Financial from 2002 to 2019.
Kathryn A. Stelter (1962)
Vice President
Vice President, Mutual Funds Chief Operations Officer, Thrivent Financial since 2017;
Director, Mutual Fund Operations, Thrivent Financial from 2014 to 2017.
Jill M. Forte (1974)
Assistant Secretary
Senior Counsel, Thrivent Financial since 2017; Counsel, Thrivent Financial from 2015 to 2017; Associate Counsel, Ameriprise Financial, Inc. from 2013 to 2015.
John D. Jackson (1977)
Assistant Secretary
Senior Counsel, Thrivent Financial since 2017; Associate General Counsel, RBC Global
Asset Management (US) Inc. from 2011 to 2017.
Sarah L. Bergstrom (1977)
Assistant Treasurer
Head of Mutual Fund Accounting, Thrivent Financial since 2017; Director, Fund
Accounting Administration, Thrivent Financial from 2007 to 2017.
(1) “Interested person” of the Trust as defined in the 1940 Act by virtue of a position with Thrivent Financial. Mr. Royal is considered an interested person because of his principal occupation with Thrivent Financial. Mr. Swansen is considered an interested person because of his past occupation with Thrivent Financial.
(2) Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the Board until their successors are duly appointed and qualified.
(3) Each Trustee, other than Mr. Royal, oversees 63 portfolios. Mr. Royal oversees 64 portfolios.
(4) The address for each Trustee and Officer unless otherwise noted is 901 Marquette Avenue, Suite 2500, Minneapolis, MN
55402-3211.
(5) The Trustees, other than Mr. Royal and Mr. Swansen , are not “interested persons” of the Trust and are referred to as
“Independent Trustees.”
(6) The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.

PRSRT STD
US POSTAGE
PAID
Thrivent
Financial
4321 N. Ballard Rd.
Appleton, WI 54919-0001
23459AR R12-20
The distributor for Thrivent Mutual Funds is Thrivent Distributors, LLC, a registered broker/dealer, member of FINRA / SIPC and subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This consolidated mailing process is known as householding. It helps save money by reduce printing and postage costs.
If you purchased shares through Thrivent:
If you wish to revoke householding in the future, you may write to us at 4321 North Ballard Road,
Appleton, WI, 54919-0001, or call us at 800-847-4836. We will begin to send separate regulatory mailings within 30 days of when we receive your request. If you wish to receive an additional copy of this shareholder report or a prospectus for Thrivent Mutual Funds, call us at 800-847-4836. These documents are also available by visiting thriventfunds.com.
If you purchased shares from a firm other than Thrivent:
If you wish to revoke householding in the future, or to receive an additional copy of this shareholder report or a prospectus for Thrivent Mutual Funds, contact your financial professional. These documents are also available by visiting thriventfunds.com.

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
1
Shares
Registered Investment
Companies ( 46.5% ) Value
Unaffiliated  (0.7%)
10,832 Health Care Select Sector SPDR
Fund
a
$ 1,101,181
6,999 ProShares Ultra S&P 500
a
486,571
27,786 SPDR S&P 500 ETF Trust 9,073,240
11,620 SPDR S&P Regional Banking ETF 478,163
Total 11,139,155
Affiliated  (45.8%)
4,249,495 Thrivent Core Emerging Markets
Equity Fund
b
44,024,770
7,005,956 Thrivent Core International Equity
Fund 59,200,332
7,476,236 Thrivent Core Low Volatility Equity
Fund 86,799,100
1,627,130 Thrivent Global Stock Fund, Class
S 39,278,920
1,488,383 Thrivent High Yield Fund, Class S 6,682,839
492,626 Thrivent Income Fund, Class S 4,916,410
12,775,335 Thrivent International Allocation
Fund, Class S 117,405,326
8,260,339 Thrivent Large Cap Growth Fund,
Class S 134,643,523
3,208,458 Thrivent Large Cap Value Fund,
Class S 66,062,158
587,180 Thrivent Limited Maturity Bond
Fund, Class S 7,433,702
2,969,214 Thrivent Mid Cap Stock Fund,
Class S 83,256,754
1,493,352 Thrivent Small Cap Stock Fund,
Class S 34,391,890
Total 684,095,724
Total Registered Investment
Companies (cost $562,823,695) 695,234,879
Shares Common Stock ( 42.8% ) Value
Communications Services (1.6%)
4,519 Activision Blizzard, Inc. 342,224
1,899 Alphabet, Inc., Class A
b
3,068,993
1,317 Alphabet, Inc., Class C
b
2,134,870
4,772 ANGI Homeservices , Inc.
b
50,583
8,884 Cinemark Holdings, Inc. 72,760
55,415 Comcast Corporation 2,340,730
1,229 Consolidated Communications
Holdings, Inc.
b
5,739
33,343 Discovery, Inc., Class A
b
674,862
21,200 DISH Network Corporation
b
540,388
1,712 EchoStar Corporation
b
39,650
6,700 Facebook, Inc.
b
1,762,837
20,377 Gannett Company, Inc.
b
23,434
701 Hemisphere Media Group, Inc.
b
5,482
5,455 Interpublic Group of Companies,
Inc. 98,681
36,175 Live Nation Entertainment, Inc.
b
1,765,340
568 Match Group, Inc.
b
66,331
5,987 Meredith Corporation 65,857
1,876 News Corporation 24,426
2,001 Omnicom Group, Inc. 94,447
40,068 ORBCOMM, Inc.
b
172,292
116,089 QuinStreet , Inc.
b
1,858,005
6,828 RingCentral, Inc.
b
1,763,946
1,232 Scholastic Corporation 24,344
Shares Common Stock (42.8%) Value
Communications Services (1.6%) - continued
6,533 Take-Two Interactive Software,
Inc.
b
$ 1,012,092
23,615 Twitter, Inc.
b
976,716
11,203 Uber Technologies, Inc.
b
374,292
50,585 Verizon Communications, Inc. 2,882,839
1,050 Walt Disney Company 127,313
14,442 Zillow Group, Inc.
b
1,290,104
Total 23,659,577
Consumer Discretionary (5.4%)
3,919 Adient plc
b
83,161
2,123 Amazon.com, Inc.
b
6,445,746
6,359 American Eagle Outfitters, Inc. 87,182
376 American Public Education, Inc.
b
10,629
40,739 Aptiv plc 3,930,906
2,419 At Home Group, Inc.
b
39,405
1,559 AutoNation, Inc.
b
88,442
1,048 AutoZone, Inc.
b
1,183,171
3,471 Beazer Homes USA, Inc.
b
42,277
5,317 Bed Bath & Beyond, Inc. 105,277
833 Big Lots, Inc. 39,651
4,562 BJ's Restaurants, Inc. 128,694
360 Booking Holdings, Inc.
b
584,100
17,792 Bright Horizons Family Solutions,
Inc.
b
2,812,026
843 Brinker International, Inc. 36,704
1,191 Brunswick Corporation 75,879
11,812 Burlington Stores, Inc.
b
2,286,567
3,826 Caesars Entertainment, Inc.
b
171,481
2,272 Camping World Holdings, Inc. 60,072
4,561 Capri Holdings, Ltd.
b
96,784
5,704 Carnival Corporation 78,202
53 Cavco Industries, Inc.
b
9,123
38,890 Cedar Fair, LP 1,011,529
981 Century Casinos, Inc.
b
4,620
1,178 Century Communities, Inc.
b
45,753
11,389 Chegg , Inc.
b
836,408
21,473 Chewy, Inc.
a,b
1,322,737
31,883 Chico's FAS, Inc. 34,115
1,486 Children's Place, Inc. 37,551
1,685 Chipotle Mexican Grill, Inc.
b
2,024,494
537 Choice Hotels International, Inc. 46,907
1,096 Churchill Downs, Inc. 163,468
105,004 Cooper-Standard Holdings, Inc.
b
1,647,513
2,240 Cracker Barrel Old Country Store,
Inc. 254,957
21,205 Crocs, Inc.
b
1,109,658
3,842 Culp, Inc. 47,679
11,212 D.R. Horton, Inc. 749,074
4,393 Dana, Inc. 61,458
2,401 Darden Restaurants, Inc. 220,700
4,217 Dave & Buster's Entertainment,
Inc. 72,364
1,055 Deckers Outdoor Corporation
b
267,305
1,531 Denny's Corporation
b
13,718
9,003 Designer Brands, Inc. 38,983
3,542 Dick's Sporting Goods, Inc. 200,654
1,640 Dine Brands Global, Inc. 84,378
4,964 Domino's Pizza, Inc. 1,877,980
205 Dorman Products, Inc.
b
18,300
84,177 Duluth Holdings, Inc.
b
1,291,275
1,501 Dunkin' Brands Group, Inc. 149,665
1,107 eBay, Inc. 52,726
7,571 Emerald Holding, Inc. 19,836
1,641 Ethan Allen Interiors, Inc. 26,338

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
2
Shares Common Stock (42.8%) Value
Consumer Discretionary (5.4%) - continued
15,883 Etsy, Inc.
b
$ 1,931,214
2,666 Express, Inc.
b
1,629
4,417 Extended Stay America, Inc. 50,133
25,357 Five Below, Inc.
b
3,381,102
3,597 Foot Locker, Inc. 132,657
246 Fox Factory Holding Corporation
b
20,684
12,268 Gap, Inc. 238,613
3,592 Genuine Parts Company 324,825
1,421 G-III Apparel Group, Ltd.
b
19,155
16,474 Goodyear Tire & Rubber Company 136,405
2,248 Grand Canyon Education, Inc.
b
176,176
3,702 Groupon, Inc.
b
71,782
5,958 H&R Block, Inc. 102,835
26,337 Harley-Davidson, Inc. 865,961
1,238 Helen of Troy, Ltd.
b
234,725
7,697 Home Depot, Inc. 2,052,867
422 Hovnanian Enterprises, Inc.
b
13,403
2,024 Jack in the Box, Inc. 162,041
3,934 KB Home 126,871
9,128 Knoll, Inc. 104,607
17,810 Kohl's Corporation 379,175
4,990 L Brands, Inc. 159,730
5,544 Lear Corporation 669,771
35,185 Leggett & Platt, Inc. 1,468,270
8,570 Lithia Motors, Inc. 1,967,415
17,192 Lowe's Companies, Inc. 2,718,055
4,541 Lululemon Athletica , Inc.
b
1,449,896
7,378 Macy's, Inc. 45,817
290 Madison Square Garden Sports
Corporation
b
41,076
4,542 Marcus Corporation 33,293
605 Marriott International, Inc. 56,192
358 Marriott Vacations Worldwide
Corporation 34,583
12,625 Mattel, Inc.
b
173,846
3,579 McDonald's Corporation 762,327
6 Mercadolibre , Inc.
b
7,284
1,430 Meritage Homes Corporation
b
124,539
8,808 Michaels Companies, Inc.
b
71,433
25,788 Miller Industries, Inc. 772,093
3,289 Modine Manufacturing Company
b
21,050
5,248 Mohawk Industries, Inc.
b
541,541
362 Netflix, Inc.
b
172,218
3,702 NIKE, Inc. 444,536
6,652 Nordstrom, Inc. 80,489
6,440 Norwegian Cruise Line Holdings,
Ltd.
b
107,097
903 NVR, Inc.
b
3,569,640
666 Office Depot, Inc. 12,987
27,910 Ollie's Bargain Outlet Holdings,
Inc.
b
2,430,682
1,127 Overstock.com, Inc.
b
63,225
8,055 Park Hotels & Resorts, Inc. 79,986
8,028 Party City Holdco, Inc.
b
15,976
12,769 Penn National Gaming, Inc.
b
689,271
49,808 Planet Fitness, Inc.
b
2,952,120
60,356 Playa Hotels and Resorts NV
b
233,578
894 Polaris, Inc. 81,229
493 Pool Corporation 172,466
5,860 PulteGroup, Inc. 238,854
969 Purple Innovation, Inc.
b
27,491
1,271 PVH Corporation 74,087
5,857 Qurate Retail, Inc. 39,652
617 Red Robin Gourmet Burgers, Inc.
b
7,429
34,896 Red Rock Resorts, Inc. 667,212
Shares Common Stock (42.8%) Value
Consumer Discretionary (5.4%) - continued
3,874 RH
b
$ 1,298,681
1,711 Royal Caribbean Cruises, Ltd. 96,535
10,634 Ruth's Hospitality Group, Inc. 118,888
4,944 Sally Beauty Holdings, Inc.
b
41,381
1,012 Scientific Games Corporation
b
32,263
437 SeaWorld Entertainment, Inc.
b
9,623
8,088 Six Flags Entertainment
Corporation 174,863
18,791 Skyline Corporation
b
481,989
13,267 Sleep Number Corporation
b
840,597
14,970 Sony Corporation ADR 1,252,390
5,895 Standard Motor Products, Inc. 269,991
50,304 Stoneridge, Inc.
b
1,148,440
300 Strategic Education, Inc. 24,918
17,986 Taylor Morrison Home Corporation
b
388,498
7,812 Tenneco, Inc.
b
67,339
855 Tesla, Inc.
b
331,774
37,763 Texas Roadhouse, Inc. 2,644,543
5,188 Thor Industries, Inc. 438,801
9,420 Toll Brothers, Inc. 398,278
5,935 TopBuild Corporation
b
909,301
6,138 Tri Pointe Homes, Inc.
b
100,847
480 Tupperware Brands Corporation
b
15,226
4,235 Ulta Beauty, Inc.
b
875,671
2,380 Urban Outfitters, Inc.
b
53,169
683 Vail Resorts, Inc. 158,483
515 Wayfair, Inc.
b
127,735
635 Whirlpool Corporation 117,450
1,248 Williams-Sonoma, Inc. 113,830
9,019 Wingstop , Inc. 1,049,180
77 Winnebago Industries, Inc. 3,615
667 Workhorse Group, Inc.
b
10,258
1,695 Wyndham Destinations, Inc. 55,308
563 YETI Holdings, Inc.
b
27,857
1,253 Yum! Brands, Inc. 116,942
36,104 Zumiez , Inc.
b
1,010,912
Total 80,738,494
Consumer Staples (1.4%)
7,008 BJ's Wholesale Club Holdings,
Inc.
b
268,336
11,568 Casey's General Stores, Inc. 1,950,018
37,556 Celsius Holdings, Inc.
b
755,251
10,463 Colgate-Palmolive Company 825,426
1,633 Costco Wholesale Corporation 583,993
150,762 Cott Corporation 1,889,048
4,031 Darling Ingredients, Inc.
b
173,333
54,554 e.l.f . Beauty, Inc.
b
1,105,810
36,153 Hain Celestial Group, Inc.
b
1,111,705
10,098 John B. Sanfilippo & Son, Inc. 734,730
4,755 Kimberly-Clark Corporation 630,465
30,861 Lamb Weston Holdings, Inc. 1,958,130
1,676 McCormick & Company, Inc. 302,535
266 Medifast , Inc. 37,370
14,988 Monster Beverage Corporation
b
1,147,631
642 PepsiCo, Inc. 85,572
2,503 Philip Morris International, Inc. 177,763
5,100 Procter & Gamble Company 699,210
921 Seneca Foods Corporation
b
33,939
1,720 TreeHouse Foods, Inc.
b
66,805
91,059 Turning Point Brands, Inc. 3,411,981
408 Vector Group, Ltd. 3,750

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
3
Shares Common Stock (42.8%) Value
Consumer Staples (1.4%) - continued
23,949 Wal-Mart Stores, Inc. $ 3,322,924
Total 21,275,725
Energy (0.8%)
364 Abraxas Petroleum Corporation
b
593
15,734 Antero Midstream Corporation 90,156
6,520 Apache Corporation 54,116
15,388 Archrock , Inc. 91,251
37,654 BP plc ADR 582,884
9,413 Centennial Resource
Development, Inc.
b
5,833
9,987 ChampionX Corporation
b
87,186
13,600 Chevron Corporation 945,200
11,887 Cimarex Energy Company 301,573
10,350 CNX Resources Corporation
b
100,395
7,023 Continental Resources, Inc. 84,487
12,904 Core Laboratories NV 186,463
1,908 Delek US Holdings, Inc. 19,194
86,769 Devon Energy Corporation 774,847
13,636 Diamondback Energy, Inc. 353,991
15,760 EnLink Midstream, LLC 42,710
26,287 Enterprise Products Partners, LP 435,576
6,307 EOG Resources, Inc. 215,952
23,549 EQT Corporation 356,532
21,001 Equitrans Midstream Corporation 152,467
628 Evolution Petroleum Corporation 1,388
5,844 Exterran Corporation
b
24,720
11,339 Exxon Mobil Corporation 369,878
8,648 Frank's International NV
b
15,134
19,832 Gran Tierra Energy, Inc.
b
3,768
21,393 Halliburton Company 258,000
96,408 Helmerich & Payne, Inc. 1,433,587
4,804 Liberty Oilfield Services, Inc. 32,091
21,981 Marathon Oil Corporation 87,045
20,722 Marathon Petroleum Corporation 611,299
498 Nabors Industries, Ltd. 14,153
9,860 NexTier Oilfield Solutions, Inc.
b
18,635
97,193 Nine Energy Service, Inc.
b
103,996
2,928 Occidental Petroleum Corporation 26,733
19,203 Oceaneering International, Inc.
b
78,348
30,900 Patterson-UTI Energy, Inc. 79,104
11,459 PBF Energy, Inc. 53,514
2,253 PDC Energy, Inc.
b
26,856
8,041 Pioneer Natural Resources
Company 639,742
5,086 Plains GP Holdings, LP 32,500
2,579 ProPetro Holding Corporation
b
10,187
9,399 QEP Resources, Inc. 8,459
5,199 Range Resources Corporation 34,209
7,069 RPC, Inc.
b
16,824
5,293 Schlumberger, Ltd. 79,077
42,849 SEACOR Holdings, Inc.
b
1,312,465
14,074 SM Energy Company 22,659
10,451 Southwestern Energy Company
b
27,904
22,546 Talos Energy, Inc.
b
148,353
5,106 Targa Resources Corporation 81,951
23,471 TechnipFMC plc 129,795
9,707 Valero Energy Corporation 374,787
189,575 WPX Energy, Inc.
b
873,941
Total 11,912,508
Financials (5.8%)
124 1st Source Corporation 4,153
2,532 Aaron's Holdings Company, Inc. 132,322
Shares Common Stock (42.8%) Value
Financials (5.8%) - continued
20,785 Aflac, Inc. $ 705,651
4,418 AG Mortgage Investment Trust,
Inc. 11,531
47,897 Air Lease Corporation 1,304,714
1,257 Alleghany Corporation 687,491
37,922 Ally Financial, Inc. 1,011,759
3,490 American Express Company 318,428
16,087 American Financial Group, Inc. 1,205,560
1,278 Ameriprise Financial, Inc. 205,541
18,618 Ameris Bancorp 545,507
1,479 Aon plc 272,151
9,542 Apollo Commercial Real Estate
Finance, Inc. 83,015
1,000 Argo Group International Holdings,
Ltd. 35,680
17,305 Arthur J. Gallagher & Company 1,794,702
1,733 Artisan Partners Asset
Management, Inc. 69,424
32,521 Associated Banc-Corp 445,212
89,682 Assured Guaranty, Ltd. 2,289,581
5,361 Bancorp, Inc.
b
51,466
67,198 Bank of America Corporation 1,592,593
1,490 Bank of Marin Bancorp 44,909
35,231 Bank of N.T. Butterfield & Son, Ltd. 932,212
3,585 BankFinancial Corporation 26,350
8,404 Banner Corporation 309,855
2,470 Berkshire Hathaway, Inc.
b
498,693
29,126 Berkshire Hills Bancorp, Inc. 379,512
1,538 BlackRock, Inc. 921,585
1,646 Blackstone Mortgage Trust, Inc. 35,718
41,832 Boston Private Financial Holdings,
Inc. 258,522
1,276 Bridge Bancorp, Inc. 24,933
89,321 Bridgewater Bancshares, Inc.
b
992,356
4,262 Brighthouse Financial, Inc.
b
141,072
14,087 BrightSphere Investment Group 194,401
15,035 Brookline Bancorp, Inc. 144,035
1,454 Brown & Brown, Inc. 63,264
2,328 Byline Bancorp, Inc. 30,590
19,310 Capital One Financial Corporation 1,411,175
9,283 Central Pacific Financial
Corporation 127,827
9,439 Charles Schwab Corporation 388,037
9,530 Chubb, Ltd. 1,238,042
2,269 Cincinnati Financial Corporation 160,509
39,360 Citigroup, Inc. 1,630,291
5,227 Citizens Financial Group, Inc. 142,436
62,624 Columbia Banking System, Inc. 1,779,148
7,420 Comerica, Inc. 337,684
10,114 Community Trust Bancorp, Inc. 321,827
1,252 Cullen/Frost Bankers, Inc. 87,978
588 Customers Bancorp, Inc.
b
8,126
281 Diamond Hill Investment Group,
Inc. 38,480
15,765 Discover Financial Services 1,024,883
4,774 East West Bancorp, Inc. 174,156
3,120 Ellington Residential Mortgage
REIT 33,166
793 Encore Capital Group, Inc.
b
25,320
1,677 Enterprise Financial Services
Corporation 48,817
16,850 Essent Group, Ltd. 671,473
18,588 Evercore , Inc. 1,478,490
240,832 Everi Holdings, Inc.
b
2,073,564
28,449 F.N.B. Corporation 215,074

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
4
Shares Common Stock (42.8%) Value
Financials (5.8%) - continued
1,926 FactSet Research Systems, Inc. $ 590,319
1,406 FBL Financial Group, Inc. 69,864
673 Federal Agricultural Mortgage
Corporation 43,469
6,085 Financial Institutions, Inc. 107,887
2,232 First American Financial
Corporation 99,525
3,543 First Bancorp 85,351
15,538 First BanCorp 100,842
11,299 First Busey Corporation 203,269
401 First Citizens BancShares , Inc. 185,543
4,102 First Commonwealth Financial
Corporation 35,359
20,992 First Financial Bancorp 300,186
3,631 First Financial Corporation 126,068
18,661 First Interstate BancSystem , Inc. 658,733
905 First Merchants Corporation 23,630
360 First Mid-Illinois Bancshares, Inc. 9,994
10,733 First Midwest Bancorp, Inc. 134,699
445 First of Long Island Corporation 6,866
2,896 First Republic Bank 365,301
2,352 Flagstar Bancorp, Inc. 69,031
1,585 Flushing Financial Corporation 20,272
50,047 Fulton Financial Corporation 550,017
16,442 Glacier Bancorp, Inc. 588,624
2,018 Goldman Sachs Group, Inc. 381,483
7,355 Granite Point Mortgage Trust, Inc. 49,573
9,469 Great Southern Bancorp, Inc. 387,756
12,081 Great Western Bancorp, Inc. 156,932
12,788 Hamilton Lane, Inc. 891,324
29,675 Hancock Whitney Corporation 678,667
5,691 Hanmi Financial Corporation 51,162
5,161 Hanover Insurance Group, Inc. 493,701
19,527 Hartford Financial Services Group,
Inc. 752,180
56,294 Heartland Financial USA, Inc. 1,854,324
126,430 Heritage Commerce Corporation 916,617
6,670 Hometrust Bancshares, Inc. 106,520
25,193 Hope Bancorp, Inc. 203,308
7,299 Horizon Bancorp, Inc. 90,508
412 Houlihan Lokey , Inc. 25,832
8,188 Independent Bank Corporation 122,574
21,613 Interactive Brokers Group, Inc. 1,028,130
650 International Bancshares
Corporation 17,992
4,709 Invesco Mortgage Capital. Inc. 12,714
28,220 J.P. Morgan Chase & Company 2,766,689
14,918 James River Group Holdings, Ltd. 697,118
9,560 Julius Baer Group, Ltd. 425,470
26,980 Kemper Corporation 1,663,587
63,290 KeyCorp 821,504
3,821 Kinsale Capital Group, Inc. 716,323
8,222 Ladder Capital Corporation 61,665
2,502 Lakeland Bancorp, Inc. 27,847
4,101 Lincoln National Corporation 143,945
3,960 Loews Corporation 137,333
985 Markel Corporation
b
918,808
237 MarketAxess Holdings, Inc. 127,707
1,525 Marsh & McLennan Companies,
Inc. 157,777
2,961 Mercantile Bank Corporation 64,727
13,124 Meridian Bancorp, Inc. 163,394
18,091 MetLife, Inc. 684,744
4,405 Midland States Bancorp, Inc. 65,635
10,725 MidWestOne Financial Group, Inc. 216,109
Shares Common Stock (42.8%) Value
Financials (5.8%) - continued
1,160 Moody's Corporation $ 304,964
28,869 Morgan Stanley 1,390,042
135 Morningstar, Inc. 25,701
3,449 Mr. Cooper Group, Inc.
b
72,705
4,840 MSCI, Inc. 1,693,226
1,162 Nasdaq, Inc. 140,590
91 National Western Life Group, Inc. 15,436
6,427 New York Community Bancorp,
Inc. 53,408
5,159 Northern Trust Corporation 403,795
4,464 OFG Bancorp 64,237
3,442 Old Second Bancorp, Inc. 29,429
17,285 PacWest Bancorp 332,563
408 Peapack -Gladstone Financial
Corporation 6,887
1,448 Peoples Bancorp, Inc. 32,725
16,800 People's United Financial, Inc. 179,256
25,299 Popular, Inc. 1,067,618
14,399 Premier Financial Corporation 259,038
15,254 Primerica, Inc. 1,681,601
18,313 Prosight Global, Inc.
b
216,643
7,424 QCR Holdings, Inc. 230,367
38,654 Radian Group, Inc. 693,839
14,746 Raymond James Financial, Inc. 1,127,184
6,703 Redwood Trust, Inc. 56,976
8,087 Reinsurance Group of America,
Inc. 816,949
2,262 S&P Global, Inc. 730,015
1,156 Safety Insurance Group, Inc. 80,920
44,412 Santander Consumer USA
Holdings, Inc. 903,340
75,338 Seacoast Banking Corporation of
Florida
b
1,618,260
8,482 SEI Investments Company 416,890
10,939 Selective Insurance Group, Inc. 569,484
3,934 Signature Bank 317,631
13,948 Simmons First National
Corporation 236,977
1,384 Southside Bancshares, Inc. 37,313
9,543 Starwood Property Trust, Inc. 133,316
4,984 Sterling Bancorp 66,686
4,309 SVB Financial Group
b
1,252,626
90,997 Synovus Financial Corporation 2,365,922
7,754 T. Rowe Price Group, Inc. 982,122
1,443 TCF Financial Corporation 39,264
1,439 Territorial Bancorp, Inc. 30,521
2,266 Texas Capital Bancshares, Inc.
b
101,970
9,708 TMX Group, Ltd. 943,329
85 Torchmark Corporation 6,893
1,994 Towne Bank 36,251
10,388 TPG RE Finance Trust, Inc. 81,234
2,793 TriCo Bancshares 80,801
52,056 Triumph Bancorp, Inc.
b
2,193,119
23,130 Truist Financial Corporation 974,236
8,890 TrustCo Bank Corporation 48,851
5,847 Two Harbors Investment
Corporation 29,586
7,364 United Bankshares , Inc. 193,158
483 Univest Financial Corporation 7,660
21,752 Valley National Bancorp 166,185
512 Walker & Dunlop, Inc. 32,195
487 Washington Federal, Inc. 10,368
2,166 Washington Trust Bancorp, Inc. 73,146
12,124 Webster Financial Corporation 390,514
60,360 Wells Fargo & Company 1,294,722

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
5
Shares Common Stock (42.8%) Value
Financials (5.8%) - continued
3,951 WesBanco , Inc. $ 95,970
101,231 Western Alliance Bancorp 4,170,717
10,174 Western Asset Mortgage Capital
Corporation 19,738
155 Westwood Holdings Group, Inc. 1,497
8,931 Wintrust Financial Corporation 439,673
47,055 Zions Bancorporations NA 1,518,465
1,335 Zurich Insurance Group AG 443,414
Total 87,667,677
Health Care (7.0%)
8,597 Abbott Laboratories 903,631
2,299 AbbVie, Inc. 195,645
1,675 Acadia Healthcare Company, Inc.
b
59,714
62,068 ACADIA Pharmaceuticals, Inc.
b
2,883,059
376 Acceleron Pharma, Inc.
b
39,322
5,798 ADMA Biologics, Inc.
b
11,538
2,793 Adverum Biotechnologies, Inc.
b
30,472
3,247 Agile Therapeutics, Inc.
b
8,832
2,744 Agilent Technologies, Inc. 280,135
27,789 Agios Pharmaceuticals, Inc.
b
1,113,505
3,604 Akebia Therapeutics, Inc.
b
8,001
176 Albireo Pharma, Inc.
b
5,555
6,008 Alexion Pharmaceuticals, Inc.
b
691,761
3,256 Align Technology, Inc.
b
1,387,317
1,415 Altimmune , Inc.
b
16,202
3,304 AmerisourceBergen Corporation 317,415
4,992 Amgen, Inc. 1,082,965
26,533 AMN Healthcare Services, Inc.
b
1,732,074
2,440 AnaptysBio , Inc.
b
71,882
1,482 Anavex Life Sciences Corporation
b
8,744
3,410 Anthem, Inc. 930,248
5,879 Arena Pharmaceuticals, Inc.
b
503,948
7,506 Argenx SE ADR
b
1,862,464
1,586 Atara Biotherapeutics , Inc.
b
20,475
73 Atrion Corporation 43,884
427 AVROBIO, Inc.
b
6,098
23,014 Axonics Modulation Technologies,
Inc.
b
1,079,126
358 Axsome Therapeutics, Inc.
b
23,739
3,124 Becton, Dickinson and Company 722,050
3,213 Biogen, Inc.
b
809,901
33,331 Biohaven Pharmaceutical Holding
Company, Ltd.
b
2,581,819
859 Bio-Rad Laboratories, Inc.
b
503,735
9,624 Bio- Techne Corporation 2,429,194
728 BioXcel Therapeutics, Inc.
b
33,262
948 Bluebird Bio, Inc.
b
49,021
598 Bruker Corporation 25,439
1,887 Cantel Medical Corporation 90,274
702 Capricor Therapeutics, Inc.
b
2,710
50,984 Catalent , Inc.
b
4,474,866
20,170 Centene Corporation
b
1,192,047
5,035 Cerner Corporation 352,903
2,748 Charles River Laboratories
International, Inc.
b
625,720
735 Chemed Corporation 351,565
7,229 Cigna Holding Company 1,207,026
3,690 CryoLife , Inc.
b
61,844
12,841 CVS Health Corporation 720,252
2,831 CytomX Therapeutics, Inc.
b
18,741
1,859 Danaher Corporation 426,715
397 Deciphera Pharmaceuticals, Inc.
b
23,054
5,926 Dexcom , Inc.
b
1,893,831
Shares Common Stock (42.8%) Value
Health Care (7.0%) - continued
4,239 Dynavax Technologies
Corporation
b
$ 15,811
1,200 Editas Medicine, Inc.
b
37,128
13,502 Edwards Lifesciences
Corporation
b
967,958
3,679 Eli Lilly and Company 479,962
412 Emergent Biosolutions , Inc.
b
37,068
6,056 Gilead Sciences, Inc. 352,156
18,642 GlaxoSmithKline plc ADR 623,016
10,894 Global Blood Therapeutics, Inc.
b
576,075
31,686 Guardant Health, Inc.
b
3,379,629
1,746 Haemonetics Corporation
b
176,503
68,168 Halozyme Therapeutics, Inc.
b
1,908,704
6,980 HCA Healthcare, Inc. 865,101
285 HealthStream , Inc.
b
5,216
4,322 Hill-Rom Holdings, Inc. 393,605
594 Humana, Inc. 237,172
18 ICU Medical, Inc.
b
3,200
355 IDEXX Laboratories, Inc.
b
150,811
4,521 ImmunoGen , Inc.
b
25,498
4,471 Inovio Pharmaceuticals, Inc.
b
44,039
1,076 Insmed , Inc.
b
35,443
13,199 Inspire Medical Systems, Inc.
b
1,576,357
9,008 Insulet Corporation
b
2,002,028
1,335 Intuitive Surgical, Inc.
b
890,552
2,510 Invitae Corporation
b
98,417
1,481 Iovance Biotherapeutics , Inc.
b
52,842
3,991 IQVIA Holding, Inc.
b
614,574
8,168 Jazz Pharmaceuticals, Inc.
b
1,177,009
28,355 Johnson & Johnson 3,887,754
1,847 Laboratory Corporation of America
Holdings
b
368,975
38,437 LHC Group, Inc.
b
8,323,532
4,433 Ligand Pharmaceuticals, Inc.
a,b
365,501
1,577 MacroGenics , Inc.
b
30,610
253 Masimo Corporation
b
56,626
29,299 Medtronic plc 2,946,600
34,816 Merck & Company, Inc. 2,618,511
974 Mersana Therapeutics, Inc.
b
17,551
2,205 Mesa Laboratories, Inc. 576,409
695 Mettler -Toledo International, Inc.
b
693,547
154 Mirati Therapeutics, Inc.
b
33,440
4,482 Molina Healthcare, Inc.
b
835,759
1,452 Myovant Sciences, Ltd.
b
20,038
24,704 Natera , Inc.
b
1,661,591
3,612 National Healthcare Corporation 228,640
1,220 Neogen Corporation
b
85,083
2,916 Neurocrine Biosciences, Inc.
b
287,722
18,185 Nevro Corporation
b
2,713,384
2,534 Novo Nordisk AS ADR 161,897
103,413 Optinose , Inc.
b
330,922
1,041 Orthifix Medical, Inc.
b
32,542
4,508 PerkinElmer, Inc. 584,011
14,194 PRA Health Sciences, Inc.
b
1,383,063
17,289 Pulmonx Corporation
b
727,175
1,689 Quest Diagnostics, Inc. 206,294
2,674 Quidel Corporation
b
717,407
433 Reata Pharmaceuticals, Inc.
b
50,535
8,218 Repligen Corporation
b
1,368,872
139 Replimune Group, Inc.
b
5,812
13,208 Retrophin , Inc.
b
267,330
2,993 Sage Therapeutics, Inc.
b
219,626
4,325 Sarepta Therapeutics, Inc.
b
587,811
28,544 Silk Road Medical, Inc.
b
1,729,766
3,804 Spectrum Pharmaceuticals, Inc.
b
13,048

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
6
Shares Common Stock (42.8%) Value
Health Care (7.0%) - continued
357 STERIS plc $ 63,257
4,697 Stryker Corporation 948,841
554 Surmodics , Inc.
b
20,360
33,542 Syneos Health, Inc.
b
1,780,409
501 Syros Pharmaceuticals, Inc.
b
3,342
59,118 Tactile Systems Technology, Inc.
b
2,162,536
909 Teladoc Health, Inc.
b
178,582
7,480 Teleflex, Inc. 2,380,360
5,217 Tenet Healthcare Corporation
b
128,025
3,701 Thermo Fisher Scientific, Inc. 1,751,017
1,485 Tilray , Inc.
b
8,479
1,003 U.S. Physical Therapy, Inc. 79,568
297 uniQure B.V.
b
12,008
1,381 United Therapeutics Corporation
b
185,372
4,749 UnitedHealth Group, Inc. 1,449,110
5,695 Universal Health Services, Inc. 623,887
15,904 VBI Vaccines, Inc.
b
37,374
12,975 Veeva Systems, Inc.
b
3,503,899
1,121 Vertex Pharmaceuticals, Inc.
b
233,572
479 Viking Therapeutics, Inc.
b
2,697
708 Waters Corporation
b
157,757
164 West Pharmaceutical Services,
Inc. 44,619
3,254 Zimmer Biomet Holdings, Inc. 429,853
17,610 Zoetis, Inc. 2,792,066
12,607 Zymeworks , Inc.
b
493,186
Total 104,247,154
Industrials (6.9%)
982 3M Company 157,081
20,584 A.O. Smith Corporation 1,063,987
923 AAR Corporation 17,962
566 Acuity Brands, Inc. 50,453
3,671 AECOM
b
164,608
1,648 Aegion Corporation
b
23,253
25,706 Aerojet Rocketdyne Holdings, Inc.
b
833,389
5,023 Allegion plc 494,766
93,976 Altra Industrial Motion Corporation 4,018,414
6,119 American Airlines Group, Inc. 69,022
16,457 AMETEK, Inc. 1,616,077
119,096 Arconic , Inc. 2,054,406
56,632 ASGN, Inc.
b
3,776,222
2,084 Avis Budget Group, Inc.
b
70,168
10,565 AZZ, Inc. 354,878
820 Bloom Energy Corporation
b
10,365
3,947 Boeing Company 569,907
7,696 Carlisle Companies, Inc. 953,304
32,065 Carrier Global Corporation 1,070,650
13,801 CBIZ, Inc.
b
312,869
22,076 Chart Industries, Inc.
b
1,864,318
1,284 Cintas Corporation 403,882
1,673 CRA International, Inc. 68,509
12,668 Crane Company 642,901
6,453 CSW Industrials, Inc. 551,925
11,328 CSX Corporation 894,232
2,123 Cummins, Inc. 466,826
28,730 Curtiss-Wright Corporation 2,423,663
24,775 Delta Air Lines, Inc. 759,106
1,170 Douglas Dynamics, Inc. 39,909
1,935 Dycom Industries, Inc.
b
125,659
4,311 Eaton Corporation plc 447,439
7,458 EMCOR Group, Inc. 508,561
6,086 Emerson Electric Company 394,312
11,094 Encore Wire Corporation 512,654
Shares Common Stock (42.8%) Value
Industrials (6.9%) - continued
6,397 Expeditors International of
Washington, Inc. $ 565,303
10,130 Fluor Corporation 114,975
9,494 Forrester Research, Inc.
b
350,708
38,867 Forward Air Corporation 2,447,455
9,627 FuelCell Energy, Inc.
b
19,254
5,186 Generac Holdings, Inc.
b
1,089,838
12,222 General Dynamics Corporation 1,605,115
4,715 Gorman-Rupp Company 146,401
6,963 Heico Corporation 731,463
29,031 Helios Technologies, Inc. 1,214,657
7,335 Honeywell International, Inc. 1,209,908
5,328 Hubbell, Inc. 775,277
1,032 ICF International, Inc. 67,482
18,048 IDEX Corporation 3,075,199
2,720 Illinois Tool Works, Inc. 532,794
1,443 JB Hunt Transport Services, Inc. 175,671
7,372 JetBlue Airways Corporation
b
88,243
35,887 Johnson Controls International plc 1,514,790
5,080 Kansas City Southern 894,791
4,303 L3Harris Technologies, Inc. 693,256
8,218 Landstar System, Inc. 1,024,785
4,217 Lennox International, Inc. 1,145,590
37,193 Lincoln Electric Holdings, Inc. 3,786,991
3,129 Linde Public Limited Company 689,444
2,189 Lockheed Martin Corporation 766,435
32,449 Manpower, Inc. 2,202,314
1,545 Masonite International
Corporation
b
135,960
29,704 Mercury Systems, Inc.
b
2,046,012
151,504 Meritor, Inc.
b
3,687,607
32,388 Middleby Corporation
b
3,223,902
2,771 MSC Industrial Direct Company,
Inc. 193,028
17,414 NAPCO Security Technologies,
Inc.
b
420,026
1,972 Nordson Corporation 381,444
1,034 Norfolk Southern Corporation 216,230
18,266 Nutrien , Ltd. 743,061
14,775 Old Dominion Freight Line, Inc. 2,812,717
7,732 Otis Worldwide Corporation 473,817
8,933 Parker-Hannifin Corporation 1,861,280
2,372 Quad/Graphics, Inc. 5,384
66,620 Raven Industries, Inc. 1,460,310
14,220 Raytheon Technologies
Corporation 772,430
24,656 Regal-Beloit Corporation 2,432,314
860 Republic Services, Inc. 75,826
51,126 Ritchie Brothers Auctioneers, Inc. 3,099,769
6,216 Rockwell Automation, Inc. 1,473,938
2,356 Ryder System, Inc. 116,057
19,997 Saia, Inc.
b
2,952,757
4,899 Simpson Manufacturing Company,
Inc. 434,639
6,101 SiteOne Landscape Supply, Inc.
b
729,008
1,707 Snap-On, Inc. 268,904
51,073 Southwest Airlines Company 2,018,916
271 SP Plus Corporation
b
4,995
855 Spirit Aerosystems Holdings, Inc. 15,552
2,284 Spirit Airlines, Inc.
b
40,130
662 SPX FLOW, Inc.
b
28,036
11,068 Standex International Corporation 687,212
65,511 Summit Materials, Inc.
b
1,158,890
3,049 Sunrun , Inc.
b
158,609
671 Teledyne Technologies, Inc.
b
207,440

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
7
Shares Common Stock (42.8%) Value
Industrials (6.9%) - continued
1,211 Thermon Group Holdings, Inc.
b
$ 12,219
16,107 Timken Company 961,588
11,381 Toro Company 934,380
27,824 Trex Company, Inc.
b
1,934,881
11,120 TriMas Corporation
b
270,550
1,409 UniFirst Corporation 230,808
3,764 Union Pacific Corporation 666,943
4,245 United Airlines Holdings, Inc.
b
143,736
122 United Parcel Service, Inc. 19,167
25,987 United Rentals, Inc.
b
4,633,222
9,810 Valmont Industries, Inc. 1,392,530
6,484 Verisk Analytics, Inc. 1,153,957
5,614 Waste Connections, Inc. 557,582
2,392 Watsco , Inc. 536,143
38,514 Willdan Group, Inc.
b
1,007,911
265 Woodward, Inc. 21,081
4,832 XPO Logistics, Inc.
b
434,880
Total 103,961,594
Information Technology (9.2%)
5,297 Accenture plc 1,148,972
3,096 Adobe, Inc.
b
1,384,222
1,601 ADTRAN, Inc. 17,115
24,540 Advanced Energy Industries, Inc.
b
1,655,714
15,019 Advanced Micro Devices, Inc.
b
1,130,781
51,136 Agilysys , Inc.
b
1,384,763
11,051 Akamai Technologies, Inc.
b
1,051,171
17,915 Alliance Data Systems Corporation 923,339
25,493 Amphenol Corporation 2,876,630
723 Analog Devices, Inc. 85,697
48,966 Anaplan, Inc.
b
2,710,268
5,220 ANSYS, Inc.
b
1,588,811
70,010 Apple, Inc. 7,621,289
953 Aspen Technology, Inc.
b
104,649
6,712 Atlassian Corporation plc
b
1,286,153
15,277 Avalara, Inc.
b
2,277,037
1,816 Avnet, Inc. 44,801
11,212 Bandwidth, Inc.
b
1,797,900
7,381 Benchmark Electronics, Inc. 153,746
28,090 Blackline, Inc.
b
2,743,831
1,057 Broadcom, Ltd. 369,559
3,915 Broadridge Financial Solutions,
Inc. 538,704
457 CACI International, Inc.
b
95,298
490 Cadence Design Systems, Inc.
b
53,591
12,977 CDK Global, Inc. 559,309
5,063 CDW Corporation 620,724
1,147 Ceridian HCM Holding, Inc.
b
98,894
93,820 Change Healthcare, Inc.
b
1,327,553
36,963 Ciena Corporation
b
1,455,973
74,695 Cisco Systems, Inc. 2,681,550
11,307 Cognex Corporation 745,131
26,834 Computer Services, Inc. 1,610,040
10,987 Coupa Software, Inc.
b
2,941,220
5,762 Cree, Inc.
b
366,463
3,532 CTS Corporation 97,624
17,843 Descartes Systems Group, Inc.
b
959,240
12,155 DocuSign, Inc.
b
2,458,349
43,463 Dolby Laboratories, Inc. 3,263,202
638 Domo, Inc.
b
20,269
31,684 Dropbox, Inc.
b
578,550
979 DSP Group, Inc.
b
12,893
3,180 DXC Technology Company 58,576
29,893 Elastic NV
b
3,031,449
15,478 Endava plc ADR
b
989,044
Shares Common Stock (42.8%) Value
Information Technology (9.2%) - continued
1,911 Enphase Energy, Inc.
b
$ 187,450
3,657 EPAM Systems, Inc.
b
1,129,830
3,339 ePlus , Inc.
b
225,416
21,819 Euronet Worldwide, Inc.
b
1,938,400
40,440 Eventbrite, Inc.
b
373,261
1,947 ExlService Holdings, Inc.
b
147,466
716 eXp World Holdings, Inc.
b
30,351
1,892 F5 Networks, Inc.
b
251,522
1,265 Fair Isaac Corporation
b
495,184
3,904 First Solar, Inc.
b
339,824
15,648 Five9, Inc.
b
2,374,115
397 FLIR Systems, Inc. 13,772
927 Gartner, Inc.
b
111,333
13,431 Global Payments, Inc. 2,118,606
4,746 Guidewire Software, Inc.
b
456,138
18,873 Health Catalyst, Inc.
a,b
650,741
5,073 II-VI, Inc.
b
230,669
7,002 Inphi Corporation
b
978,600
545 Intel Corporation 24,133
2,546 InterDigital , Inc. 142,525
2,101 Intuit, Inc. 661,143
1,941 Jack Henry & Associates, Inc. 287,753
4,051 Juniper Networks, Inc. 79,886
64 KLA-Tencor Corporation 12,620
5,281 Lam Research Corporation 1,806,524
65,037 Lattice Semiconductor
Corporation
b
2,269,791
6,456 Littelfuse , Inc. 1,277,901
32,561 Lumentum Holdings, Inc.
b
2,692,469
740 Manhattan Associates, Inc.
b
63,270
904 ManTech International Corporation 58,652
7,847 MasterCard, Inc. 2,264,958
836 MaxLinear , Inc.
b
22,104
53,508 Medallia , Inc.
b
1,522,303
422 Microchip Technology, Inc. 44,344
43,523 Microsoft Corporation 8,812,102
1,089 MicroStrategy , Inc.
b
181,939
22,405 MKS Instruments, Inc. 2,428,478
15,429 Monolithic Power Systems, Inc. 4,931,108
1,434 Motorola Solutions, Inc. 226,658
5,766 MTS Systems Corporation 139,998
42,725 National Instruments Corporation 1,336,438
264 NetApp, Inc. 11,587
9,124 Nice, Ltd. ADR
b
2,082,644
11,661 Nova Measuring Instruments, Ltd.
b
648,701
6,158 Novanta , Inc.
b
669,498
91,186 Nuance Communications, Inc.
b
2,909,745
2,358 NVIDIA Corporation 1,182,207
5,347 Okta , Inc.
b
1,121,961
25,431 Oracle Corporation 1,426,933
6,946 Palo Alto Networks, Inc.
b
1,536,386
21 Paylocity Holding Corporation
b
3,896
4,609 PayPal Holdings, Inc.
b
857,873
15,417 Plexus Corporation
b
1,072,098
804 Progress Software Corporation 29,241
5,234 Proofpoint , Inc.
b
501,103
11,993 Q2 Holdings, Inc.
b
1,094,241
3,323 QAD, Inc. 139,034
6,999 Qorvo , Inc.
b
891,393
11,096 QUALCOMM, Inc. 1,368,803
334 Qualys , Inc.
b
29,342
6,221 Rogers Corporation
b
754,110
24,696 Sabre Corporation 161,018
22,984 SailPoint Technologies Holdings,
Inc.
b
954,066

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
8
Shares Common Stock (42.8%) Value
Information Technology (9.2%) - continued
1,032 Salesforce.com, Inc.
b
$ 239,703
992 Samsung Electronics Company,
Ltd. GDR 1,251,478
2,415 ScanSource , Inc.
b
48,541
2,243 Semtech Corporation
b
123,118
7,394 ServiceNow , Inc.
b
3,679,033
1,152 Silicon Laboratories, Inc.
b
118,034
150 Skyworks Solutions, Inc. 21,194
148 Solaredge Technology, Ltd.
b
38,138
2,649 Square, Inc.
b
410,277
51,294 STMicroelectronics NV ADR 1,566,519
1,689 SYNNEX Corporation 222,340
4,244 Synopsys, Inc.
b
907,622
4,254 TE Connectivity, Ltd. 412,128
19,511 Texas Instruments, Inc. 2,821,095
180 Tyler Technologies, Inc.
b
69,188
3,935 VeriSign, Inc.
b
750,405
5,590 Visa, Inc. 1,015,759
3,156 VMware, Inc.
b
406,272
36,522 Workiva , Inc.
b
2,020,032
496 Zendesk , Inc.
b
55,026
9,319 Zscaler , Inc.
b
1,265,054
Total 137,146,705
Materials (1.7%)
3,371 AdvanSix , Inc.
b
51,307
487 Air Products and Chemicals, Inc. 134,529
3,215 AptarGroup, Inc. 366,799
1,190 Avery Dennison Corporation 164,684
27,846 Axalta Coating Systems, Ltd.
b
699,213
136 Balchem Corporation 13,593
13,053 Ball Corporation 1,161,717
2,791 Cabot Corporation 106,086
1,543 Carpenter Technology Corporation 26,972
1,686 Celanese Corporation 191,378
27,095 CF Industries Holdings, Inc. 748,093
12,582 Chemours Company 253,401
25,287 Eastman Chemical Company 2,044,201
4,373 Ecolab, Inc. 802,839
114,442 Element Solutions, Inc.
b
1,341,260
6,790 Ferroglobe Representation &
Warranty Insurance Trust
b,c
1
1,384 FMC Corporation 142,192
1,850 Ingevity Corporation
b
101,528
5,999 Innospec , Inc. 396,774
247,678 Ivanhoe Mines, Ltd.
b
974,130
7,443 Kaiser Aluminum Corporation 468,388
1,497 Kraton Performance Polymers,
Inc.
b
42,365
103,460 Louisiana-Pacific Corporation 2,956,887
9,972 Martin Marietta Materials, Inc. 2,656,042
2,581 Materion Corporation 132,121
3,777 Minerals Technologies, Inc. 206,564
6,944 Myers Industries, Inc. 99,577
6,654 Neenah, Inc. 250,390
17,010 Nucor Corporation 812,398
5,032 O-I Glass, Inc. 47,452
9,269 Olin Corporation 153,402
675 Olympic Steel, Inc. 7,702
4,217 PPG Industries, Inc. 547,029
9,461 Quaker Chemical Corporation 1,805,064
190 Reliance Steel & Aluminum
Company 20,708
865 RPM International, Inc. 73,240
3,838 Ryerson Holding Corporation
b
30,205
Shares Common Stock (42.8%) Value
Materials (1.7%) - continued
769 Scotts Miracle- Gro Company $ 115,388
3,026 Sensient Technologies Corporation 197,991
848 Sherwin-Williams Company 583,407
26,079 Steel Dynamics, Inc. 820,967
20,216 UFP Technologies, Inc.
b
749,205
15,082 United States Lime & Minerals, Inc. 1,398,101
6,040 United States Steel Corporation 58,346
25,081 W. R. Grace & Company 1,090,773
1,441 Worthington Industries, Inc. 70,912
Total 25,115,321
Real Estate (2.3%)
29,055 Agree Realty Corporation 1,803,444
3,556 Alexandria Real Estate Equities,
Inc. 538,805
63,746 American Campus Communities,
Inc. 2,387,925
1,432 American Tower Corporation 328,859
3,655 Apartment Investment &
Management Company 116,594
4,985 Armada Hoffler Properties, Inc. 44,915
1,672 Ashford Hospitality Trust, Inc. 2,157
3,683 AvalonBay Communities, Inc. 512,416
382 Bluegreen Vacations Holding
Corporations 3,113
71 Bluerock Residential Growth REIT,
Inc. 615
19,254 Camden Property Trust 1,775,989
5,789 CareTrust REIT, Inc. 98,992
9,342 CBL & Associates Properties, Inc.
b
1,411
41,650 CBRE Group, Inc.
b
2,099,160
19,485 Cedar Realty Trust, Inc. 18,511
19,590 Colliers International Group, Inc. 1,388,539
2,165 Colony Credit Real Estate, Inc. 11,345
3,701 Columbia Property Trust, Inc. 39,157
2,748 Community Healthcare Trust, Inc. 127,232
1,321 Corepoint Lodging, Inc. 6,314
1,920 CoreSite Realty Corporation 229,171
3,095 CoStar Group, Inc.
b
2,549,073
54,983 Cushman and Wakefield plc
b
644,401
16 CyrusOne , Inc. 1,137
4,088 Digital Realty Trust, Inc. 589,898
7,596 Diversified Healthcare Trust 21,990
18,471 Douglas Emmett, Inc. 435,916
18,081 Duke Realty Corporation 686,897
2,113 EastGroup Properties, Inc. 281,198
4,053 EPR Properties 96,624
5,517 Equity Lifestyle Properties, Inc. 326,551
30,813 Essential Properties Realty Trust,
Inc. 509,031
970 Essex Property Trust, Inc. 198,452
2,182 Farmland Partners, Inc. 14,052
25,720 First Industrial Realty Trust, Inc. 1,023,913
8,806 FirstService Corporation 1,181,413
20,274 Four Corners Property Trust, Inc. 513,743
3,601 Gaming and Leisure Properties,
Inc. 130,896
5,044 Getty Realty Corporation 132,556
3,090 Gladstone Commercial
Corporation 50,212
207 Gladstone Land Corporation 2,871
2,077 Global Medical REIT, Inc. 25,817
25,836 Healthcare Realty Trust, Inc. 718,241
81,340 Host Hotels & Resorts, Inc. 852,443
10,625 Industrial Logistics Properties Trust 203,787

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
9
Shares Common Stock (42.8%) Value
Real Estate (2.3%) - continued
864 Innovative Industrial Properties,
Inc. $ 100,768
1,266 Investors Real Estate Trust 85,341
10,639 Iron Mountain, Inc. 277,252
3,099 Jones Lang LaSalle, Inc. 349,753
19,264 Kilroy Realty Corporation 906,949
611 Lamar Advertising Company 37,858
3,140 Lexington Realty Trust 31,180
24,797 Medical Properties Trust, Inc. 441,883
619 MGM Growth Properties LLC 16,373
495 National Health Investors, Inc. 27,745
9,327 National Retail Properties, Inc. 298,557
53,374 National Storage Affiliates Trust 1,808,845
11,389 New Residential Investment
Corporation 85,417
4,264 New Senior Investment Group, Inc. 16,672
12,890 NexPoint Residential Trust, Inc. 571,285
6,483 Omega Healthcare Investors, Inc. 186,775
2,383 One Liberty Properties, Inc. 36,770
1,988 Physicians Realty Trust 33,518
1,112 Plymouth Industrial REIT, Inc. 14,134
1,504 PotlatchDeltic Corporation 62,491
4,482 Preferred Apartment Communities,
Inc. 24,203
22,535 Rayonier, Inc. REIT 571,938
9,812 Realty Income Corporation 567,722
18,950 Rexford Industrial Realty, Inc. 880,417
225 RMR Group, Inc. 5,999
18,866 Sabra Health Care REIT, Inc. 248,277
4,280 SBA Communications Corporation 1,242,784
36,124 Service Properties Trust 260,454
8,091 Spirit Realty Capital, Inc. 243,135
5,862 STAG Industrial, Inc. 182,425
5,069 Store Capital Corporation 130,273
151,802 Sunstone Hotel Investors, Inc. 1,126,371
587 Terreno Realty Corporation 33,036
5,969 UDR, Inc. 186,472
1,993 UMH Properties, Inc. 27,165
6,470 Uniti Group, Inc. 57,065
82 Universal Health Realty Income
Trust 4,385
4,746 WP Carey, Inc. 297,147
Total 34,204,610
Utilities (0.7%)
1,492 ALLETE, Inc. 76,957
10,944 Alliant Energy Corporation 604,984
2,355 Artesian Resources Corporation 82,967
1,295 Black Hills Corporation 73,375
30,246 CenterPoint Energy, Inc. 639,098
291 Chesapeake Utilities Corporation 28,288
9,162 CMS Energy Corporation 580,230
2,120 Consolidated Water Company,
Ltd. 21,327
1,789 DTE Energy Company 220,798
12,237 Duke Energy Corporation 1,127,150
14,716 Entergy Corporation 1,489,554
1,345 Essential Utilities, Inc. 55,414
14,407 Exelon Corporation 574,695
14,568 FirstEnergy Corporation 432,961
3,324 Hawaiian Electric Industries, Inc. 109,825
1,100 IDACORP, Inc. 96,503
271 Middlesex Water Company 17,382
1,366 National Fuel Gas Company 54,585
Shares Common Stock (42.8%) Value
Utilities (0.7%) - continued
5,268 New Jersey Resources
Corporation $ 153,720
6,792 NextEra Energy, Inc. 497,242
767 Northwest Natural Holding
Company 34,086
11,048 NorthWestern Corporation 575,932
5,576 OGE Energy Corporation 171,574
1,305 Otter Tail Corporation 50,047
18,300 PNM Resources, Inc. 915,000
14,456 Portland General Electric
Company 568,121
1,031 South Jersey Industries, Inc. 19,867
2,274 Southwest Gas Holdings, Inc. 149,447
10,751 Spire, Inc. 602,486
7,953 UGI Corporation 257,200
1,443 Unitil Corporation 49,856
Total 10,330,671
Total Common Stock
(cost $537,811,524) 640,260,036
Principal
Amount Long-Term Fixed Income ( 4.3% ) Value
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
$ 27,040
0.599%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
d
4,509
Sequoia Mortgage Trust
46,852
3.207%,  9/20/2046, Ser.
2007-1, Class 4A1
d
36,293
WaMu Mortgage Pass Through
Certificates
23,152
3.037%,  9/25/2036, Ser.
2006-AR10, Class 1A2
d
21,949
35,333
3.024%,  10/25/2036, Ser.
2006-AR12, Class 1A1
d
34,379
Total 97,130
Mortgage-Backed Securities (1.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,152,365 3.000%,  3/25/2050 1,205,361
334,758 3.000%,  4/1/2050 350,154
437,958 3.500%,  7/1/2047 464,170
Federal National Mortgage
Association
402,806 4.500%,  5/1/2048 435,868
588,131 3.500%,  10/1/2048 621,531
657,501 3.500%,  8/1/2049 697,214
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,750,000 1.500%,  11/1/2035
e
1,786,094
2,000,000 2.000%,  11/1/2035
e
2,073,750
1,889,000 2.500%,  11/1/2035
e
1,962,605
2,681,000 2.000%,  12/1/2035
e
2,776,511
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,600,000 2.000%,  11/1/2050
e,f
2,680,539
3,500,000 2.500%,  11/1/2050
e,f
3,646,699
3,175,000 2.000%,  12/1/2050
e
3,266,157

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
10
Principal
Amount Long-Term Fixed Income (4.3%) Value
Mortgage-Backed Securities (1.8%) - continued
$ 3,300,000 2.500%,  12/1/2050
e
$ 3,432,902
1,268,977 4.000%,  7/1/2048 1,354,997
Total 26,754,552
U.S. Government & Agencies (2.5%)
U.S. Treasury Bonds
1,490,000 2.250%,  11/15/2027 1,654,482
4,500,000 2.875%,  5/15/2028 5,220,527
190,000 5.250%,  11/15/2028 257,584
2,291,000 2.500%,  5/15/2046 2,731,570
U.S. Treasury Notes
1,240,000 1.125%,  8/31/2021 1,250,172
1,250,000 1.500%,  9/30/2021 1,265,527
600,000 0.125%,  6/30/2022 599,766
410,000 2.000%,  11/30/2022 425,663
100,000 0.125%,  10/15/2023 99,789
500,000 2.125%,  7/31/2024 534,590
1,210,000 2.250%,  11/15/2024 1,304,673
1,930,000 2.125%,  11/30/2024 2,072,564
540,000 2.625%,  1/31/2026 601,762
17,570,000 2.500%,  2/28/2026 19,481,424
Total 37,500,093
Total Long-Term Fixed Income
(cost $60,436,798) 64,351,775
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
2,720,225 Thrivent Cash Management Trust 2,720,225
Total Collateral Held for
Securities Loaned
(cost $2,720,225) 2,720,225
Shares or
Principal
Amount Short-Term Investments ( 7.9% ) Value
Federal Home Loan Bank Discount
Notes
1,600,000 0.063%, 11/4/2020
g,h
1,599,993
2,100,000 0.085%, 11/5/2020
g,h
2,099,986
6,900,000 0.090%, 11/6/2020
g,h
6,899,939
2,600,000 0.060%, 11/10/2020
g,h
2,599,954
200,000 0.080%, 11/12/2020
g,h
199,995
4,400,000 0.070%, 11/18/2020
g,h
4,399,843
4,000,000 0.070%, 11/19/2020
g,h
3,999,849
7,300,000 0.055%, 11/24/2020
g,h
7,299,643
1,100,000 0.055%, 12/8/2020
g,h
1,099,901
500,000 0.055%, 12/9/2020
g,h
499,954
9,800,000 0.075%, 12/22/2020
g,h
9,798,775
6,000,000 0.095%, 1/6/2021
g,h
5,998,917
6,000,000 0.060%, 1/12/2021
g,h
5,998,817
Thrivent Core Short-Term Reserve
Fund
6,596,487 0.290% 65,964,869
Total Short-Term Investments
(cost $118,376,490) 118,460,435
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Bond
Futures
Contracts Options Purchased (<0.1%) Value
21 $137.50, expires 12/24/2020 $ 16,406
Total Options Purchased
(cost $8,726) 16,406
Total Investments (cost
$1,282,177,458) 101.7% $1,521,043,756
Other Assets and Liabilities, Net
(1.7%) (25,781,063)
Total Net Assets 100.0% $1,495,262,693
a All or a portion of the security is on loan.
b Non-income producing security.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f All or a portion of the security was earmarked to cover
written options.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of October 31, 2020:
Securities Lending Transactions
Common Stock $ 3,496,800
Total lending $3,496,800
Gross amount payable upon return of
collateral for securities loaned $2,720,225
Net amounts due to counterparty
$(776,575)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
11
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
12
Principal
Amount Bank Loans ( 16.1% )
a
Value
Basic Materials (0.7%)
Ball Metalpack Finco, LLC, Term
Loan
$ 175,950
4.756%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 168,560
Hexion, Inc., Term Loan
316,970
3.730%,  (LIBOR 3M +
3.500%), 7/1/2026
b
310,948
Innophos Holdings, Inc., Term
Loan
313,425
3.648%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
307,548
Momentive Performance Materials
USA, LLC, Term Loan
296,250
3.400%,  (LIBOR 1M +
3.250%), 5/15/2024
b
280,143
Nouryon USA, LLC, Term Loan
785,851
3.145%,  (LIBOR 1M +
3.000%), 10/1/2025
b,d,e
759,918
Pixelle Specialty Solutions, LLC,
Term Loan
618,265
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
612,984
Total 2,440,101
Capital Goods (1.7%)
Asplundh Tree Expert, LLC, Term
Loan
200,000
2.640%,  (LIBOR 1M +
2.500%), 9/4/2027
b
199,376
Flex Acquisition Company, Inc.
Term Loan
728,210
3.475%,  (LIBOR 3M +
3.250%), 6/29/2025
b
699,307
GFL Environmental, Inc., Term
Loan
821,140
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
812,698
Mauser Packaging Solutions
Holding Company, Term Loan
454,309
3.480%,  (LIBOR 3M +
3.250%), 4/3/2024
b
423,644
Natgasoline, LLC, Term Loan
383,175
3.750%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
365,932
Navistar, Inc., Term Loan
632,125
3.650%,  (LIBOR 1M +
3.500%), 11/6/2024
b
625,014
Reynolds Group Holdings, Inc.,
Term Loan
113,198
2.898%,  (LIBOR 1M +
2.750%), 2/5/2023
b
110,950
405,000
3.398%,  (LIBOR 1M +
3.250%), 2/16/2026
b
394,875
TransDigm, Inc., Term Loan
1,111,600
2.398%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,044,070
Vertiv Group Corporation, Term
Loan
1,054,700
3.148%,  (LIBOR 1M +
3.000%), 3/2/2027
b
1,033,870
Total 5,709,736
Principal
Amount Bank Loans (16.1%)
a
Value
Communications Services (4.7%)
Altice France SA, Term Loan
$ 275,025
2.898%,  (LIBOR 1M +
2.750%), 7/31/2025
b
$ 262,223
Cablevision Lightpath, LLC, Term
Loan
475,000
0.000%,  (LIBOR 1M +
3.250%), 9/29/2027
b,d,e
467,875
CenturyLink, Inc., Term Loan
1,124,069
2.398%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,080,129
CommScope, Inc., Term Loan
821,700
3.398%,  (LIBOR 1M +
3.250%), 4/4/2026
b
791,618
Coral-US Co-Borrower, LLC, Term
Loan
1,310,000
2.398%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,263,875
CSC Holdings, LLC, Term Loan
506,625
2.398%,  (LIBOR 1M +
2.250%), 7/17/2025
b
488,077
1,200,925
2.648%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,160,994
Diamond Sports Group, LLC, Term
Loan
876,498
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
b
540,142
Eagle Broadband Investments,
LLC, Term Loan
665,000
0.000%,  (LIBOR 1M +
3.000%), 10/19/2027
b,d,e
659,015
Entercom Media Corporation, Term
Loan
472,018
2.652%,  (LIBOR 1M +
2.500%), 11/17/2024
b
454,907
GCI, LLC, Term Loan
750,000
0.000%,  (LIBOR 1M +
2.750%), 10/15/2025
b,d,e
737,812
Gray Television, Inc., Term Loan
285,000
2.399%,  (LIBOR 1M +
2.250%), 2/7/2024
b
277,621
HCP Acquisition, LLC, Term Loan
732,324
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
722,101
iHeartCommunications, Inc., Term
Loan
363,170
3.148%,  (LIBOR 1M +
3.000%), 5/1/2026
b
340,407
Mediacom Illinois, LLC, Term Loan
126,835
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
b,c
126,200
Meredith Corporation, Term Loan
410,000
0.000%,  (LIBOR 1M +
4.250%), 1/31/2025
b,d,e
400,435
NEP Group, Inc., Term Loan
638,625
3.398%,  (LIBOR 1M +
3.250%), 10/20/2025
b
574,405
Nexstar Broadcasting, Inc., Term
Loan
780,000
2.899%,  (LIBOR 1M +
2.750%), 9/19/2026
b
758,940
Nielsen Finance, LLC, Term Loan
248,750
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
247,755

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
13
Principal
Amount Bank Loans (16.1%)
a
Value
Communications Services (4.7%) - continued
Radiate Holdco, LLC, Term Loan
$ 1,125,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
$ 1,104,221
SBA Senior Finance II, LLC, Term
Loan
430,595
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
b
416,549
Terrier Media Buyer, Inc., Term
Loan
387,075
4.398%,  (LIBOR 1M +
4.250%), 12/17/2026
b
376,190
194,512
4.398%,  (LIBOR 1M +
4.250%), 12/17/2026
b,c
187,705
TNS, Inc., Term Loan
234,723
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
231,275
Virgin Media Bristol, LLC, Term
Loan
660,000
2.648%,  (LIBOR 1M +
2.500%), 1/31/2028
b
636,491
100,000
0.000%,  (LIBOR 1M +
3.250%), 1/31/2029
b,d,e
97,982
WideOpenWest Finance, LLC,
Term Loan
594,199
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
581,079
Xplornet Communications, Inc.,
Term Loan
489,550
4.898%,  (LIBOR 1M +
4.750%), 6/10/2027
b,d,e
479,025
Ziggo Financing Partnership, Term
Loan
695,000
2.648%,  (LIBOR 1M +
2.500%), 4/30/2028
b
665,935
Total 16,130,983
Consumer Cyclical (2.6%)
1011778 B.C., LLC, Term Loan
1,324,987
1.898%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,269,232
Boyd Gaming Corporation, Term
Loan
159,773
2.344%,  (LIBOR 1W +
2.250%), 9/15/2023
b
155,029
Caesars Resort Collection, LLC,
Term Loan
630,000
0.000%,  (LIBOR 1M +
4.500%), 7/20/2025
b,d,e
609,330
Cengage Learning, Inc., Term
Loan
308,529
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
275,171
Four Seasons Hotels, Ltd., Term
Loan
471,528
2.148%,  (LIBOR 1M +
2.000%), 11/30/2023
b
452,865
Golden Entertainment, Inc., Term
Loan
944,550
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
910,310
Golden Nugget, LLC, Term Loan
467,742
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
411,028
Principal
Amount Bank Loans (16.1%)
a
Value
Consumer Cyclical (2.6%) - continued
Harbor Freight Tools USA, Inc.,
Term Loan
$ 610,000
4.000%,  (LIBOR 1M +
3.250%), 10/19/2027
b
$ 600,155
IAA, Inc., Term Loan
198,337
2.438%,  (LIBOR 1M +
2.250%), 6/28/2026
b
191,727
LCPR Loan Financing, LLC, Term
Loan
1,010,000
5.148%,  (LIBOR 1M +
5.000%), 10/15/2026
b
1,008,737
Michaels Stores, Inc., Term Loan
453,863
4.250%,  (LIBOR 1M +
3.500%), 9/17/2027
b,d,e
443,877
Scientific Games International,
Inc., Term Loan
1,630,608
2.898%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,513,921
Staples, Inc., Term Loan
176,304
4.751%,  (LIBOR 3M +
4.500%), 9/12/2024
b
162,566
292,210
5.251%,  (LIBOR 3M +
5.000%), 4/12/2026
b,d,e
267,446
Stars Group Holdings BV, Term
Loan
372,959
3.720%,  (LIBOR 3M +
3.500%), 7/10/2025
b
372,460
Tenneco, Inc., Term Loan
235,000
3.148%,  (LIBOR 1M +
3.000%), 10/1/2025
b,d,e
216,259
Total 8,860,113
Consumer Non-Cyclical (2.6%)
Bausch Health Americas, Inc.,
Term Loan
785,394
3.149%,  (LIBOR 1M +
3.000%), 6/1/2025
b
766,089
Bellring Brands, LLC, Term Loan
185,190
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
185,607
Change Healthcare Holdings, LLC,
Term Loan
367,527
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
b
358,295
Chobani, LLC, Term Loan
245,000
0.000%,  (LIBOR 3M +
3.500%), 10/20/2027
b,d,e
241,019
CNT Holdings I Corporation, Term
Loan
315,000
0.000%,  (LIBOR 1M +
3.750%), 10/16/2027
b,d,e
310,930
90,000
0.000%,  (LIBOR 1M +
6.750%), 10/16/2028
b,d,e
90,112
Elanco Animal Health, Inc., Term
Loan
336,930
1.899%,  (LIBOR 1M +
1.750%), 8/1/2027
b
329,278
Endo International plc, Term Loan
328,338
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
311,101

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
14
Principal
Amount Bank Loans (16.1%)
a
Value
Consumer Non-Cyclical (2.6%) - continued
Energizer Holdings, Inc., Term
Loan
$ 121,695
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
b
$ 121,087
Global Medical Response, Inc.,
Term Loan
1,595,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,543,657
Grifols Worldwide Operations USA,
Inc., Term Loan
466,475
2.094%,  (LIBOR 1W +
2.000%), 11/15/2027
b
454,407
IQVIA, Inc., Term Loan
114,410
1.898%,  (LIBOR 1M +
1.750%), 1/1/2025
b
112,465
Jaguar Holding Company II, Term
Loan
235,000
0.000%,  (LIBOR 3M +
2.500%), 8/18/2022
b,d,e
233,049
JBS USA LUX SA, Term Loan
777,111
2.148%,  (LIBOR 1M +
2.000%), 5/1/2026
b
756,789
Libbey Glass, Inc., Term Loan
244,163
0.000%,PIK 5.750%, (LIBOR
1M + 3.750%), 4/9/2021
b,f,g
35,159
MPH Acquisition Holdings, LLC,
Term Loan
1,122,989
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,107,346
Ortho-Clinical Diagnostics SA,
Term Loan
1,187,056
3.390%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,145,509
Plantronics, Inc., Term Loan
374,201
2.648%,  (LIBOR 1M +
2.500%), 7/2/2025
b
357,519
Sotera Health Holdings, LLC, Term
Loan
412,925
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
411,203
US Foods, Inc., Term Loan
89,532
1.898%,  (LIBOR 1M +
1.750%), 6/27/2023
b
85,481
Total 8,956,102
Energy (0.5%)
BCP Raptor II, LLC, Term Loan
355,500
4.898%,  (LIBOR 1M +
4.750%), 11/3/2025
b
249,561
Buckeye Partners, LP, Term Loan
134,325
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
b
131,614
Calpine Corporation, Term Loan
479,808
2.400%,  (LIBOR 1M +
2.250%), 1/15/2024
b
467,429
CONSOL Energy, Inc., Term Loan
384,150
4.650%,  (LIBOR 1M +
4.500%), 9/28/2024
b
296,038
Principal
Amount Bank Loans (16.1%)
a
Value
Energy (0.5%) - continued
Illuminate Buyer, LLC, Term Loan
$ 535,000
4.148%,  (LIBOR 1M +
4.000%), 6/30/2027
b,d,e
$ 525,386
Total 1,670,028
Financials (1.2%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
350,745
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
336,979
BPR Nimbus, LLC, Term Loan
403,423
2.648%,  (LIBOR 1M +
2.500%), 8/24/2025
b,d,e
333,227
Delos Finance SARL, Term Loan
105,000
1.970%,  (LIBOR 3M +
1.750%), 10/6/2023
b
101,434
INEOS U.S. Finance, LLC, Term
Loan
89,540
2.148%,  (LIBOR 1M +
2.000%), 3/31/2024
b
86,904
Level 3 Financing, Inc., Term Loan
660,000
1.898%,  (LIBOR 1M +
1.750%), 3/1/2027
b
635,910
MoneyGram International, Inc.,
Term Loan
361,126
0.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b,c
357,515
NCR Corporation, Term Loan
549,450
2.650%,  (LIBOR 1M +
2.500%), 8/28/2026
b
531,137
Newco Financing Partnership,
Term Loan
510,000
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
496,612
Northriver Midstream Finance, LP,
Term Loan
534,545
3.475%,  (LIBOR 3M +
3.250%), 10/1/2025
b
498,597
Tronox Finance, LLC, Term Loan
313,391
3.178%,  (LIBOR 1M +
3.000%), 9/22/2024
b,d,e
306,509
UPC Financing Partnership, Term
Loan
510,000
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
496,612
Total 4,181,436
Technology (1.4%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
541,376
3.714%,  (LIBOR 2M +
3.500%), 8/21/2026
b,d,e
491,878
Prime Security Services Borrower,
LLC, Term Loan
1,504,800
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
1,483,868
Rackspace Technology Global,
Inc., Term Loan
1,343,084
4.000%,  (LIBOR 2M +
3.000%), 11/3/2023
b
1,311,360

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
15
Principal
Amount Bank Loans (16.1%)
a
Value
Technology (1.4%) - continued
SS&C Technologies, Inc., Term
Loan
$ 554,805
1.898%,  (LIBOR 1M +
1.750%), 4/16/2025
b
$ 538,511
399,592
1.898%,  (LIBOR 1M +
1.750%), 4/16/2025
b
387,856
Zayo Group Holdings, Inc., Term
Loan
442,775
3.148%,  (LIBOR 1M +
3.000%), 3/9/2027
b
425,985
Total 4,639,458
Transportation (0.2%)
SkyMiles IP, Ltd., Term Loan
630,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b,d,e
626,982
United Airlines, Inc., Term Loan
233,188
1.902%,  (LIBOR 1M +
1.750%), 4/1/2024
b
216,720
Total 843,702
Utilities (0.5%)
Advanced Drainage Systems, Inc.,
Term Loan
75,592
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
74,898
Core and Main, LP, Term Loan
392,850
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
379,839
EnergySolutions, LLC, Term Loan
293,250
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
279,321
Pacific Gas & Electric Company,
Term Loan
783,037
5.500%,  (LIBOR 1M +
4.500%), 6/23/2025
b
773,250
Talen Energy Supply, LLC, Term
Loan
222,300
3.898%,  (LIBOR 1M +
3.750%), 7/8/2026
b
216,002
Total 1,723,310
Total Bank Loans
(cost $57,203,353) 55,154,969
Shares Common Stock ( 46.7% ) Value
Communications Services (3.1%)
3,629 Activision Blizzard, Inc. 274,824
1,241 Alphabet, Inc., Class A
h
2,005,592
557 Alphabet, Inc., Class C
h
902,902
59,468 Auto Trader Group plc
i
447,108
10,199 Carsales.com, Ltd. 149,005
21 Charter Communications, Inc.
h
12,680
19,541 Comcast Corporation 825,412
9,183 Deutsche Telekom AG 139,570
11,789 Discovery, Inc., Class A
h,j
238,609
9,127 DISH Network Corporation
h
232,647
4,144 Facebook, Inc.
h
1,090,328
33,000 HKT Trust and HKT, Ltd. 42,678
1,080 Ipsos SA 26,545
3,000 KDDI Corporation 81,165
4,889 Live Nation Entertainment, Inc.
h
238,583
Shares Common Stock (46.7%) Value
Communications Services (3.1%) - continued
51 Match Group, Inc.
h
$ 5,956
37,563 Mediaset Espana Comunicacion
SA
h
125,581
700 NEXON Company, Ltd. 19,510
300 Nintendo Company, Ltd. 162,207
2,700 Nippon Telegraph & Telephone
Corporation 56,797
16,989 QuinStreet, Inc.
h
271,909
518 REA Group, Ltd. 43,078
2,610 Rightmove plc
h
20,888
17,254 Seven West Media, Ltd.
h
1,999
20,800 SoftBank Corporation 242,059
3,600 SoftBank Group Corporation 234,482
10,800 TV Asahi Holdings Corporation 163,171
14,742 Twitter, Inc.
h
609,729
9,300 Uber Technologies, Inc.
h
310,713
17,892 Verizon Communications, Inc. 1,019,665
526 Walt Disney Company 63,777
2,441 Wolters Kluwer NV 197,639
6,218 Zillow Group, Inc.
h
555,454
Total 10,812,262
Consumer Discretionary (5.5%)
1,200 ABC-MART, Inc. 60,869
1,364 Amazon.com, Inc.
h
4,141,308
700 AOKI Holdings, Inc. 3,043
9,098 Aptiv plc 877,866
1,157 ARB Corporation, Ltd. 25,062
2,467 Aristocrat Leisure, Ltd. 49,677
1,400 Autobacs Seven Company, Ltd. 17,922
351 AutoZone, Inc.
h
396,272
22,787 B&M European Value Retail SA 143,010
2,045 Berkeley Group Holdings plc 107,523
213 Booking Holdings, Inc.
h
345,593
900 Bridgestone Corporation 29,336
2,572 Bunzl plc 79,954
1,752 Burlington Stores, Inc.
h
339,152
3,840 Callaway Golf Company 59,482
1,369 Carnival plc 15,477
5,691 Cedar Fair, LP 148,023
341 Chipotle Mexican Grill, Inc.
h
409,705
1,800 Chiyoda Company, Ltd. 15,839
165 Churchill Downs, Inc. 24,610
174 Cie Generale des Etablissements
Michelin 18,792
15,300 Citizen Watch Company, Ltd.
h
40,534
1,858 Collins Foods, Ltd. 12,611
9,049 Cooper-Standard Holdings, Inc.
h
141,979
1,162 Corporate Travel Management,
Ltd. 11,925
3,106 Crocs, Inc.
h
162,537
3,988 D.R. Horton, Inc. 266,438
1,125 Daimler AG 58,149
178 Darden Restaurants, Inc. 16,362
240 Deckers Outdoor Corporation
h
60,809
6,000 Denso Corporation 279,580
1,645 Dick's Sporting Goods, Inc. 93,189
5,647 Dollarama, Inc. 194,464
3,756 Dometic Group AB
h,i
40,600
224 Domino's Pizza Enterprises, Ltd. 13,342
879 Domino's Pizza Group plc 3,774
701 Domino's Pizza, Inc. 265,202
100 Doutor Nichires Holdings
Company, Ltd. 1,404
554 eBay, Inc. 26,387

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
16
Shares Common Stock (46.7%) Value
Consumer Discretionary (5.5%) - continued
909 Emerald Holding, Inc. $ 2,382
730 Europris ASA
i
3,794
100 Fast Retailing Company, Ltd. 69,754
737 Five Below, Inc.
h
98,272
30,000 Galaxy Entertainment Group, Ltd. 198,257
6 Grand Canyon Education, Inc.
h
470
6,804 GVC Holdings plc
h
85,234
9,958 Harley-Davidson, Inc. 327,419
75 Helen of Troy, Ltd.
h
14,220
167 Hermes International 155,493
4,495 Home Depot, Inc. 1,198,861
12,544 Husqvarna AB 129,349
5,386 Industria de Diseno Textil SA 132,976
916 InterContinental Hotels Group plc
h
46,542
900 Izumi Company, Ltd. 30,522
5,148 Leggett & Platt, Inc. 214,826
6,472 Lowe's Companies, Inc. 1,023,223
1,955 Lululemon Athletica, Inc.
h
624,212
41 LVMH Moet Hennessy Louis
Vuitton SE 19,219
296 Marriott International, Inc. 27,493
1,794 McDonald's Corporation 382,122
3 Mercadolibre, Inc.
h
3,642
3,777 Miller Industries, Inc. 113,083
1,102 Mohawk Industries, Inc.
h
113,715
23,507 Moneysupermarket.com Group plc 74,246
160 MTY Food Group, Inc. 4,556
177 Netflix, Inc.
h
84,206
6,600 NHK Spring Company, Ltd. 39,908
1,600 Nihon Unisys, Ltd. 47,162
2,904 NIKE, Inc. 348,712
5,500 Nissan Motor Company, Ltd.
h
19,473
201 NVR, Inc.
h
794,571
1,100 Onward Holdings Company, Ltd. 2,154
300 Oriental Land Company, Ltd. 41,993
3,227 Pandox AB
h
32,217
1,544 Playa Hotels and Resorts NV
h
5,975
1,200 PLENUS Company, Ltd. 19,608
932 Premier Investments, Ltd. 13,978
7,488 Redrow plc
h
40,373
874 Renault SA
h
21,645
1,508 Restaurant Brands International,
Inc. 78,416
1,668 RH
h,j
559,164
1,900 Rinnai Corporation 187,219
3,300 Sangetsu Company, Ltd. 47,559
200 Sankyo Company, Ltd. 5,097
3,019 Scandic Hotels Group AB
i
7,659
3,900 Sekisui House, Ltd. 64,792
500 SHIMAMURA Company, Ltd. 53,305
1,941 Sleep Number Corporation
h
122,982
2,100 Sony Corporation 175,070
5,232 Sony Corporation ADR 437,709
7,362 Stoneridge, Inc.
h
168,075
26,400 Sumitomo Electric Industries, Ltd. 291,458
12,700 Sumitomo Rubber Industries, Ltd. 111,712
1,863 Super Retail Group, Ltd. 14,662
500 Takara Standard Company, Ltd. 6,557
689 Tesla, Inc.
h
267,360
2,681 Texas Roadhouse, Inc. 187,750
1,745 Thule Group AB
h,i
57,094
600 Toyoda Gosei Company, Ltd. 15,249
1,200 Toyota Motor Corporation 78,776
94 Wayfair, Inc.
h
23,315
648 Yum! Brands, Inc. 60,478
Shares Common Stock (46.7%) Value
Consumer Discretionary (5.5%) - continued
4,500 Z Holdings Corporation $ 31,379
5,283 Zumiez, Inc.
h
147,924
Total 18,804,419
Consumer Staples (2.0%)
1,900 Arcs Company, Ltd. 42,061
1,200 Asahi Group Holdings, Ltd. 37,137
2,860 BJ's Wholesale Club Holdings,
Inc.
h
109,509
1,187 British American Tobacco plc 37,623
3,379 Bunge, Ltd. 191,691
2,434 Carlsberg AS 308,195
5,231 Colgate-Palmolive Company 412,674
817 Costco Wholesale Corporation 292,176
22,064 Cott Corporation 276,462
546 Elior Participations SCA
i
2,058
2,623 ForFarmers BV 15,366
719 Glanbia plc 6,839
15,168 Hain Celestial Group, Inc.
h
466,416
10,400 Japan Tobacco, Inc. 195,803
1,477 John B. Sanfilippo & Son, Inc. 107,466
600 Kao Corporation 42,719
1,700 Kewpie Corporation 34,792
1,667 Kimberly-Clark Corporation 221,027
5,506 Lamb Weston Holdings, Inc. 349,356
16 Lindt & Spruengli AG 126,856
376 L'Oreal SA 121,517
312 McCormick & Company, Inc. 56,319
600 Ministop Company, Ltd. 7,504
1,349 Monster Beverage Corporation
h
103,293
7,511 Nestle SA 844,822
2,826 Orkla ASA 26,677
315 PepsiCo, Inc. 41,986
1,253 Philip Morris International, Inc. 88,988
2,541 Procter & Gamble Company 348,371
239 Royal Unibrew AS 23,305
2,500 Seven & I Holdings Company, Ltd. 75,987
300 Shiseido Company, Ltd. 18,572
2,200 Sugi Holdings Company, Ltd. 145,277
2,100 Sundrug Company, Ltd. 77,977
6,952 Turning Point Brands, Inc. 260,491
400 Unicharm Corporation 18,508
1,390 Unilever NV 78,359
8,736 Wal-Mart Stores, Inc. 1,212,120
Total 6,826,299
Energy (1.4%)
13,189 BP plc ADR 204,166
563 Canadian Natural Resources, Ltd. 8,959
43,068 CGG SA
h
24,271
466 Cheniere Energy, Inc.
h
22,307
5,102 Chevron Corporation 354,589
2,639 Core Laboratories NV 38,134
3,433 Crescent Point Energy Corporation 4,277
21,087 Devon Energy Corporation 188,307
3,407 Diamondback Energy, Inc. 88,446
3,350 Enbridge, Inc. 92,326
25,800 Eneos Holdings, Inc. 87,057
17,957 Eni SPA 125,789
16,525 Enterprise Products Partners, LP 273,819
3,126 EOG Resources, Inc. 107,034
7,851 EQT Corporation
j
118,864
10,129 Equinor ASA 129,243
4,419 Exxon Mobil Corporation 144,148

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
17
Shares Common Stock (46.7%) Value
Energy (1.4%) - continued
303 Gaztransport Et Technigaz SA $ 29,044
2,936 Gibson Energy, Inc. 43,237
7,621 Halliburton Company 91,909
14,028 Helmerich & Payne, Inc. 208,596
11,843 John Wood Group plc
h
32,510
1,500 Kinder Morgan, Inc. 17,850
7,374 Marathon Petroleum Corporation 217,533
1,200 MPLX, LP 20,652
8,209 Nine Energy Service, Inc.
h
8,784
2,851 OMV AG 65,905
89 PDC Energy, Inc.
h
1,061
3,087 Pioneer Natural Resources
Company 245,602
14,492 Royal Dutch Shell plc, Class A 182,303
23,418 Royal Dutch Shell plc, Class B 282,407
3,477 Santos, Ltd. 11,559
1,727 SBM Offshore NV 27,909
2,616 Schlumberger, Ltd. 39,083
6,270 SEACOR Holdings, Inc.
h
192,050
1,816 Subsea 7 SA
h
12,061
2,921 Suncor Energy, Inc. 32,952
2,566 TC Energy Corporation 100,999
8,662 Tenaris SA ADR 82,809
8,647 Total SE 261,975
26,825 Tullow Oil plc
h
7,037
4,179 Valero Energy Corporation 161,351
2,142 Vermilion Energy, Inc. 5,289
1,000 Williams Companies, Inc. 19,190
5,155 Woodside Petroleum, Ltd. 63,583
57,762 WPX Energy, Inc.
h
266,283
Total 4,743,259
Financials (6.6%)
9,792 AB Industrivarden
h
250,030
4,200 ABN AMRO Group NV
h,i
34,500
7,273 Aflac, Inc. 246,918
11,000 AIA Group, Ltd. 104,689
7,009 Air Lease Corporation 190,925
3,502 Allianz SE 616,891
16,327 Ally Financial, Inc. 435,604
2,836 American Express Company 258,757
728 Aon plc 133,959
19 Ares Capital Corporation 263
2,189 Arthur J. Gallagher & Company 227,021
3,951 Associated Banc-Corp 54,089
19,913 Assured Guaranty, Ltd. 508,379
654 ASX, Ltd. 36,620
2,229 Baloise Holding AG 304,828
54,852 Banco Bilbao Vizcaya Argentaria
SA 158,256
82,616 Banco de Sabadell SA 25,281
10,318 Banco Santander SA
h
20,662
24,544 Bank of America Corporation 581,693
276 Bank of Marin Bancorp 8,319
5,155 Bank of N.T. Butterfield & Son, Ltd. 136,401
387 BAWAG Group AG
h,i
14,213
1,217 Berkshire Hathaway, Inc.
h
245,712
1,477 Berkshire Hills Bancorp, Inc. 19,245
774 BlackRock, Inc. 463,789
899 Blackstone Mortgage Trust, Inc. 19,508
3,264 BNP Paribas SA
h
113,831
682 Boston Private Financial Holdings,
Inc. 4,215
13,071 Bridgewater Bancshares, Inc.
h
145,219
687 Brookline Bancorp, Inc. 6,582
Shares Common Stock (46.7%) Value
Financials (6.6%) - continued
6,875 Capital One Financial Corporation $ 502,425
7,630 Charles Schwab Corporation 313,669
3,370 Chubb, Ltd. 437,797
23,045 CI Financial Corporation 268,625
13,867 Citigroup, Inc. 574,371
9,172 Columbia Banking System, Inc. 260,577
2,606 Comerica, Inc. 118,599
1,289 Commonwealth Bank of Australia 62,583
1,011 Community Trust Bancorp, Inc. 32,170
7,503 Credit Agricole SA
h
59,353
20,700 DBS Group Holdings, Ltd. 308,344
1,401 Deutsche Boerse AG 206,442
5,600 Deutsche Pfandbriefbank AG
h,i
34,222
4,300 Discover Financial Services 279,543
20,632 DnB ASA
h
278,631
1,831 Ellington Residential Mortgage
REIT 19,464
4,137 Euronext NV
i
430,749
2,719 Evercore, Inc. 216,269
17,712 Everi Holdings, Inc.
h
152,500
546 FactSet Research Systems, Inc. 167,349
282 FBL Financial Group, Inc. 14,013
333 Financial Institutions, Inc. 5,904
1,847 First Busey Corporation 33,228
2,703 First Financial Bancorp 38,653
2,734 First Interstate BancSystem, Inc. 96,510
213 First Mid-Illinois Bancshares, Inc. 5,913
25,226 FlexiGroup, Ltd. 16,686
2,600 FS KKR Capital Corporation 37,960
2,800 FS KKR Capital Corporation II 40,852
4,732 Fulton Financial Corporation 52,005
2,405 Glacier Bancorp, Inc. 86,099
704 Goldman Sachs Group, Inc. 133,084
3,473 Golub Capital BDC, Inc. 44,142
1,192 Great Southern Bancorp, Inc. 48,812
638 Great Western Bancorp, Inc. 8,288
221 Groupe Bruxelles Lambert SA 18,124
3,685 Hancock Whitney Corporation 84,276
1,217 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 50,932
6,847 Hartford Financial Services Group,
Inc. 263,746
8,215 Heartland Financial USA, Inc. 270,602
16,593 Heritage Commerce Corporation 120,299
862 Hometrust Bancshares, Inc. 13,766
2,670 Hope Bancorp, Inc. 21,547
11,738 HSBC Holdings plc
h
49,189
389 Independent Bank Corporation 5,823
124 Intact Financial Corporation 12,809
4,878 Interactive Brokers Group, Inc. 232,047
10,558 J.P. Morgan Chase & Company 1,035,106
2,185 James River Group Holdings, Ltd. 102,105
6,700 Japan Post Bank Company, Ltd. 53,437
1,000 Japan Post Holdings Company,
Ltd. 6,861
3,390 Julius Baer Group, Ltd. 150,873
5,529 Kemper Corporation 340,918
27,249 KeyCorp 353,692
657 L E Lundbergforetagen AB
h
29,530
582 Lakeland Bancorp, Inc. 6,478
4,361 Laurentian Bank of Canada 85,793
424 Markel Corporation
h
395,507
69 MarketAxess Holdings, Inc. 37,181
753 Marsh & McLennan Companies,
Inc. 77,905

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
18
Shares Common Stock (46.7%) Value
Financials (6.6%) - continued
6,732 Meridian Bancorp, Inc. $ 83,813
6,324 MetLife, Inc. 239,363
2,618 MidWestOne Financial Group, Inc. 52,753
12,200 Mitsubishi UFJ Financial Group,
Inc. 48,091
2,006 Mizrahi Tefahot Bank, Ltd. 39,117
568 Moody's Corporation 149,327
10,124 Morgan Stanley 487,471
800 MS and AD Insurance Group
Holdings, Inc. 21,892
194 MSCI, Inc. 67,869
582 Nasdaq, Inc. 70,416
465 National Bank of Canada 22,316
2,084 NN Group NV 72,525
387 OFG Bancorp 5,569
729 Onex Corporation 31,517
8,200 ORIX Corporation 95,901
750 PacWest Bancorp 14,430
1,981 Paragon Banking Group plc 7,601
1,437 Pargesa Holding SA 105,618
239 Peapack-Gladstone Financial
Corporation 4,034
2,611 Popular, Inc. 110,184
2,231 Primerica, Inc. 245,945
193 QCR Holdings, Inc. 5,989
14,254 Radian Group, Inc. 255,859
4,101 Raymond James Financial, Inc. 313,480
5,176 Royal Bank of Canada 361,928
1,424 S&P Global, Inc. 459,568
6,499 Santander Consumer USA
Holdings, Inc. 132,190
7,998 Seacoast Banking Corporation of
Florida
h
171,797
1,436 Selective Insurance Group, Inc. 74,758
2,300 Senshu Ikeda Holdings, Inc. 3,515
1,175 Simmons First National
Corporation 19,963
4,300 Singapore Exchange, Ltd. 27,272
2,400 Sixth Street Specialty Lending, Inc. 39,504
1,891 St. James's Place plc 22,039
4,400 Sumitomo Mitsui Financial Group,
Inc. 121,800
10,607 Sun Life Financial, Inc. 422,035
920 Swiss Life Holding AG 309,478
10,281 Synovus Financial Corporation 267,306
1,784 T. Rowe Price Group, Inc. 225,961
432 TMX Group, Ltd. 41,978
2,000 Tokio Marine Holdings, Inc. 89,389
569 Topdanmark AS 22,282
6,760 Toronto-Dominion Bank 298,246
7,618 Triumph Bancorp, Inc.
h
320,946
8,180 Truist Financial Corporation 344,542
346 Washington Federal, Inc. 7,366
79 Washington Trust Bancorp, Inc. 2,668
21,360 Wells Fargo & Company 458,172
14,914 Western Alliance Bancorp 614,457
16,755 Zions Bancorporations NA 540,684
472 Zurich Insurance Group AG 156,773
Total 22,678,473
Health Care (6.9%)
4,304 Abbott Laboratories 452,393
1,151 AbbVie, Inc. 97,950
2,586 Alexion Pharmaceuticals, Inc.
h
297,752
1,402 Align Technology, Inc.
h
597,364
Shares Common Stock (46.7%) Value
Health Care (6.9%) - continued
2,748 Amgen, Inc. $ 596,151
3,883 AMN Healthcare Services, Inc.
h
253,482
1,414 Anthem, Inc. 385,739
3,900 Astellas Pharmaceutical, Inc. 53,480
1,296 Becton, Dickinson and Company 299,544
1,107 Biogen, Inc.
h
279,042
2,028 Biohaven Pharmaceutical Holding
Company, Ltd.
h
157,089
3,208 Catalent, Inc.
h
281,566
7,069 Centene Corporation
h
417,778
2,882 Cerner Corporation 201,999
102 Chemed Corporation 48,789
4,000 Chugai Pharmaceutical Company,
Ltd. 154,400
2,566 Cigna Holding Company 428,445
2,539 CSL, Ltd. 514,038
4,566 CVS Health Corporation 256,107
4,400 Daiichi Sankyo Company, Ltd. 116,132
3,931 Danaher Corporation 902,322
7,258 Edwards Lifesciences Corporation
h
520,326
200 Eisai Company, Ltd. 15,551
1,842 Eli Lilly and Company 240,307
2,372 Gilead Sciences, Inc. 137,932
39,733 GlaxoSmithKline plc 663,484
6,580 GlaxoSmithKline plc ADR 219,904
6,466 Halozyme Therapeutics, Inc.
h
181,048
2,464 HCA Healthcare, Inc. 305,388
487 Humana, Inc. 194,449
57 Illumina, Inc.
h
16,684
837 Intuitive Surgical, Inc.
h
558,346
1,889 IQVIA Holding, Inc.
h
290,887
3,516 Jazz Pharmaceuticals, Inc.
h
506,656
11,540 Johnson & Johnson 1,582,249
800 KYORIN Holdings, Inc. 14,467
259 Laboratory Corporation of America
Holdings
h
51,740
1,712 LHC Group, Inc.
h
370,734
52 Lifco AB 3,806
281 LNA Sante 14,500
1,300 M3, Inc. 87,796
131 Masimo Corporation
h
29,320
700 Medipal Holdings Corporation 12,478
11,652 Medtronic plc 1,171,842
12,759 Merck & Company, Inc. 959,604
265 Mettler-Toledo International, Inc.
h
264,446
12,611 Novartis AG 982,682
9,006 Novo Nordisk AS 574,274
2,057 Novo Nordisk AS ADR 131,422
1,800 Olympus Corporation 34,459
8,044 Optinose, Inc.
h
25,741
659 PerkinElmer, Inc. 85,373
14 Quest Diagnostics, Inc. 1,710
1,151 Quidel Corporation
h
308,802
5,060 Recordati SPA 262,333
3,028 Roche Holding AG 972,992
1,669 Sanofi 150,699
900 Sawai Pharmaceutical Company,
Ltd. 43,380
1,013 Sonova Holding AG
h
240,454
176 STERIS plc 31,185
2,670 Stryker Corporation 539,367
4,908 Syneos Health, Inc.
h
260,517
100 Sysmex Corporation 9,393
4,685 Tactile Systems Technology, Inc.
h
171,377

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
19
Shares Common Stock (46.7%) Value
Health Care (6.9%) - continued
4,200 Takeda Pharmaceutical Company,
Ltd. $ 129,791
236 Tecan Group AG 111,989
736 Teladoc Health, Inc.
h,j
144,595
900 Terumo Corporation 33,124
2,088 Thermo Fisher Scientific, Inc. 987,875
100 Toho Holdings Company, Ltd. 1,849
400 Tsumura & Company 11,741
2,378 UnitedHealth Group, Inc. 725,623
2,452 Universal Health Services, Inc. 268,617
764 Veeva Systems, Inc.
h
206,318
897 Vertex Pharmaceuticals, Inc.
h
186,899
1,109 Zimmer Biomet Holdings, Inc. 146,499
3,973 Zoetis, Inc. 629,919
Total 23,616,505
Industrials (7.0%)
483 3M Company 77,261
1,262 A.O. Smith Corporation 65,233
67 A.P. Moller - Maersk AS, Class B 107,377
4,035 Aalberts NV 135,370
306 AAR Corporation 5,955
294 Aerojet Rocketdyne Holdings, Inc.
h
9,531
2,584 Air Canada
h
28,569
163 Akzo Nobel NV 15,679
1,550 Allegion plc 152,675
15,848 Altra Industrial Motion Corporation 677,660
5,204 AMETEK, Inc. 511,033
21,969 Arconic, Inc. 378,965
2,947 ASGN, Inc.
h
196,506
10,177 Assa Abloy AB 218,118
9,431 Atlas Copco AB, Class A 416,296
2,857 Atlas Copco AB, Class B 109,468
1,635 Boeing Company 236,078
3,755 Canadian National Railway
Company 373,020
97 Canadian Pacific Railway, Ltd. 28,987
2,495 Carlisle Companies, Inc. 309,056
11,260 Carrier Global Corporation 375,971
694 Chart Industries, Inc.
h
58,608
1,931 CIA De Distribucion Integral 32,602
643 Cintas Corporation 202,256
168 CSW Industrials, Inc. 14,369
4,346 CSX Corporation 343,073
1,063 Cummins, Inc. 233,743
3,914 Curtiss-Wright Corporation 330,185
300 Daikin Industries, Ltd. 56,140
8,682 Delta Air Lines, Inc. 266,016
1,081 Deutsche Post AG 47,929
2,923 easyJet plc 19,168
2,161 Eaton Corporation plc 224,290
3,047 Emerson Electric Company 197,415
1,623 Encore Wire Corporation 74,999
525 Expeditors International of
Washington, Inc. 46,394
6,021 Experian plc 220,574
100 FANUC Corporation 21,123
1,827 Fortive Corporation 112,543
3,517 Forward Air Corporation 221,466
483 Geberit AG 274,909
5,030 General Dynamics Corporation 660,590
260 Gorman-Rupp Company 8,073
2,956 Greenbrier Companies, Inc. 79,753
1,000 GS Yuasa Corporation 17,455
24,280 GWA Group, Ltd. 44,997
Shares Common Stock (46.7%) Value
Industrials (7.0%) - continued
1,600 Hanwa Company, Ltd. $ 31,020
2,997 Heico Corporation 314,835
4,248 Helios Technologies, Inc. 177,736
4,128 Honeywell International, Inc. 680,914
1,537 IDEX Corporation 261,889
1,363 Illinois Tool Works, Inc. 266,984
5,600 Inaba Denki Sangyo Company,
Ltd. 134,811
417 JB Hunt Transport Services, Inc. 50,766
1,457 Jet2 plc 16,052
12,605 Johnson Controls International plc 532,057
3,300 Kamigumi Company, Ltd. 59,040
1,780 Kansas City Southern 313,529
5,900 Kinden Corporation 92,511
5,590 Koninklijke Philips NV
h
258,910
1,521 L3Harris Technologies, Inc. 245,048
1,458 Landstar System, Inc. 181,813
7,636 Legrand SA 564,543
783 Lennox International, Inc. 212,710
2,489 Lincoln Electric Holdings, Inc. 253,430
1,568 Linde Public Limited Company 345,493
1,295 Lockheed Martin Corporation 453,418
4,145 Manpower, Inc. 281,321
22,600 Marubeni Corporation 117,999
12,885 Meritor, Inc.
h
313,621
1,986 Middleby Corporation
h,j
197,686
11,400 Mitsubishi Corporation 254,350
10,100 Mitsubishi Electric Corporation 130,077
2,300 Mitsuboshi Belting, Ltd. 36,006
17,700 Mitsui & Company, Ltd. 277,244
200 MonotaRO Company, Ltd. 11,062
2,548 NAPCO Security Technologies,
Inc.
h
61,458
5,134 National Express Group plc 9,960
700 Nidec Corporation 70,701
100 Nihon M&A Center, Inc. 5,872
200 Nikkon Holdings Company, Ltd. 3,828
200 Nishimatsu Construction
Company, Ltd. 3,885
8,200 Nitto Kogyo Corporation 151,477
4,024 Nobina AB
h,i
22,066
621 Nordson Corporation 120,120
827 Norfolk Southern Corporation 172,942
7,864 Nutrien, Ltd. 319,908
2,314 Old Dominion Freight Line, Inc. 440,516
2,719 Otis Worldwide Corporation 166,620
12,269 PageGroup plc
h
56,840
2,754 Parker-Hannifin Corporation 573,823
2,827 Patrick Industries, Inc. 157,605
9,749 Raven Industries, Inc. 213,698
5,027 Raytheon Technologies
Corporation 273,067
1,900 Recruit Holdings Company, Ltd. 72,296
3,448 Redde Northgate plc 7,932
24,007 RELX plc 475,050
2,579 Ritchie Brothers Auctioneers, Inc. 156,365
2,145 Rockwell Automation, Inc. 508,622
1,478 Saia, Inc.
h
218,241
1,246 Sandvik AB
h
22,210
200 Sanwa Holdings Corporation 2,281
5,381 Schneider Electric SE 653,824
6,206 SEEK, Ltd.
c
93,931
3,820 Signify NV
h,i
135,592
2,745 SKF AB 56,193
196 Snap-On, Inc. 30,876

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
20
Shares Common Stock (46.7%) Value
Industrials (7.0%) - continued
64,300 Sojitz Corporation $ 141,488
13,685 Southwest Airlines Company 540,968
1,263 Spirax-Sarco Engineering plc 184,643
428 Spirit Aerosystems Holdings, Inc. 7,785
865 Stanley Black & Decker, Inc. 143,763
15,300 Sumitomo Corporation 167,391
600 Taikisha, Ltd. 15,626
200 Taisei Corporation 6,224
1,284 TFI International, Inc. 57,169
6,935 Timken Company 414,020
2,300 Toppan Forms Company, Ltd. 22,068
2,192 Transcontinental, Inc. 25,962
6,086 Transurban Group 57,632
2,100 Tsubakimoto Chain Company 46,630
1,560 Tutor Perini Corporation
h
21,076
1,886 Union Pacific Corporation 334,180
60 United Parcel Service, Inc. 9,427
4,476 United Rentals, Inc.
h
798,026
875 Valmont Industries, Inc. 124,206
1,532 Verisk Analytics, Inc. 272,650
500 Waste Connections, Inc. 49,660
1,300 Yuasa Trading Company, Ltd. 37,036
Total 24,039,782
Information Technology (9.3%)
2,647 Accenture plc 574,161
2,009 Adobe, Inc.
h
898,224
3,594 Advanced Energy Industries, Inc.
h
242,487
15,408 Advanced Micro Devices, Inc.
h
1,160,068
600 Advantest Corporation 34,754
7,483 Agilysys, Inc.
h
202,640
4,966 Akamai Technologies, Inc.
h
472,366
5,142 Alliance Data Systems Corporation 265,019
4,048 Amphenol Corporation 456,776
375 Analog Devices, Inc. 44,449
1,999 ANSYS, Inc.
h
608,436
39,865 Apple, Inc. 4,339,704
191 ASM International NV 27,281
1,558 ASML Holding NV 563,687
100 Azbil Corporation 4,058
1,242 BE Semiconductor Industries NV 50,045
2,006 Blackline, Inc.
h
195,946
1,573 Broadcom, Ltd. 549,968
931 Broadridge Financial Solutions,
Inc. 128,106
240 Cadence Design Systems, Inc.
h
26,249
3,200 Canon, Inc. 55,700
460 Capgemini SA 53,115
1,734 CDW Corporation 212,588
7,625 CGI, Inc.
h
473,136
13,730 Change Healthcare, Inc.
h
194,279
9,195 Ciena Corporation
h
362,191
27,484 Cisco Systems, Inc. 986,676
400 Computer Engineering &
Consulting, Ltd. 5,707
3,926 Computer Services, Inc. 235,560
11,679 Computershare, Ltd. 99,807
653 Dialog Semiconductor plc
h
24,895
3,299 Dolby Laboratories, Inc. 247,689
13,641 Dropbox, Inc.
h
249,085
500 DTS Corporation 9,724
279 Fair Isaac Corporation
h
109,215
2,800 Fuji Soft, Inc. 149,760
100 Fujitsu, Ltd. 11,831
456 Gartner, Inc.
h
54,766
Shares Common Stock (46.7%) Value
Information Technology (9.3%) - continued
19,376 Halma plc $ 594,605
1,500 Hitachi, Ltd. 50,556
1,200 Hoya Corporation 135,428
1,925 II-VI, Inc.
h
87,530
273 Intel Corporation 12,088
1,050 Intuit, Inc. 330,414
500 ITOCHU Techno-Solutions
Corporation 16,964
316 Jack Henry & Associates, Inc. 46,847
400 Japan Material Company, Ltd. 5,169
500 Keyence Corporation 226,911
616 Lam Research Corporation 210,721
500 Lasertec Corporation 43,310
4,934 Lattice Semiconductor
Corporation
h
172,197
206 Lightspeed POS, Inc.
h
6,590
888 Littelfuse, Inc. 175,771
906 Lumentum Holdings, Inc.
h
74,917
4,921 MasterCard, Inc. 1,420,397
2,069 Microchip Technology, Inc. 217,411
6,421 Micron Technology, Inc.
h
323,233
22,688 Microsoft Corporation 4,593,639
485 Motorola Solutions, Inc. 76,659
400 Murata Manufacturing Company,
Ltd. 28,051
6,252 National Instruments Corporation 195,563
7,800 NEC Networks & System
Integration Corporation 135,255
1,430 Nice, Ltd. ADR
h,j
326,412
400 NS Solutions Corporation 11,714
700 NSD Company, Ltd. 12,295
200 NTT Data Corporation 2,257
28,715 Nuance Communications, Inc.
h
916,296
1,664 NVIDIA Corporation 834,263
100 OBIC Company, Ltd. 17,704
2,880 ON Semiconductor Corporation
h
72,259
10,547 Oracle Corporation 591,792
500 Oracle Corporation Japan 49,970
400 Otsuka Corporation 18,381
3,402 PayPal Holdings, Inc.
h
633,214
2,255 Plexus Corporation
h
156,813
3,939 QUALCOMM, Inc. 485,915
200 Rakus Company, Ltd. 3,930
600 Renesas Electronics Corporation
h
4,953
1,400 Ryoyo Electro Corporation 38,617
770 Salesforce.com, Inc.
h
178,848
354 Samsung Electronics Company,
Ltd. GDR 446,596
436 SAP SE 46,514
1,113 ServiceNow, Inc.
h
553,795
78 Skyworks Solutions, Inc. 11,021
2,151 Square, Inc.
h
333,147
1,544 Synopsys, Inc.
h
330,200
516 Technology One, Ltd. 3,257
162 Teradyne, Inc. 14,232
8,116 Texas Instruments, Inc. 1,173,492
393 Thomson Reuters Corporation 30,554
1,500 TIS, Inc. 28,688
700 Tokyo Electron, Ltd. 187,888
560 VeriSign, Inc.
h
106,792
3,367 Visa, Inc. 611,818
1,115 VMware, Inc.
h,j
143,534
2,779 Workiva, Inc.
h
153,706
Total 32,091,241

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
21
Shares Common Stock (46.7%) Value
Materials (2.2%)
2,436 Air Liquide SA $ 356,235
239 Air Products and Chemicals, Inc. 66,021
6,200 Air Water, Inc. 88,584
9,837 Axalta Coating Systems, Ltd.
h
247,007
5,619 Ball Corporation 500,091
1,845 Barrick Gold Corporation 49,327
4,984 BHP Group, Ltd. 119,474
874 Buzzi Unicem SPA 18,911
3,015 Centamin plc 4,849
9,530 CF Industries Holdings, Inc. 263,123
73 Christian Hansen Holding AS 7,366
2,299 Croda International plc 179,689
5,406 Eastman Chemical Company 437,021
2,700 Ecolab, Inc. 495,693
16,748 Element Solutions, Inc.
h
196,287
99 EMS-CHEMIE Holding AG 87,078
234 Eramet SA
h
6,215
2,447 First Quantum Minerals, Ltd. 28,120
38 Givaudan SA 154,962
7,899 Granges AB
h
71,250
11,348 Hexpol AB
h
99,946
9,412 Hochschild Mining plc
h
26,849
1,096 Holmen AB 41,505
161 IAMGOLD Corporation
h
591
342 IMCD NV 39,583
36,034 Ivanhoe Mines, Ltd.
h
141,724
2,126 Kirkland Lake Gold, Ltd. 96,861
4,095 Koninklijke DSM NV 654,901
6,100 Kyoei Steel, Ltd. 76,801
800 Lintec Corporation 17,734
10,106 Louisiana-Pacific Corporation 288,830
375 Martin Marietta Materials, Inc. 99,881
100 Nippon Steel Trading Corporation 2,850
513 Novozymes AS 30,852
5,099 Nucor Corporation 243,528
4,260 Ramelius Resources, Ltd. 5,816
1,811 Rio Tinto plc 102,433
1,976 Rio Tinto, Ltd. 128,546
15,068 Sandfire Resources, Ltd. 46,890
425 Sherwin-Williams Company 292,392
300 Shin-Etsu Chemical Company, Ltd. 40,070
1,212 Sika AG 298,158
5,204 Silver Lake Resources, Ltd.
h
7,793
9,273 Steel Dynamics, Inc. 291,914
17,500 Sumitomo Chemical Company,
Ltd. 57,246
1,983 Symrise AG 244,524
1,000 Taiyo Holdings Company, Ltd. 52,353
4,500 Toagosei Company, Ltd. 47,644
24,700 Toray Industries, Inc. 111,765
3,100 Ube Industries, Ltd. 53,221
2,958 UFP Technologies, Inc.
h
109,624
2,298 United States Lime & Minerals, Inc. 213,025
3,574 W. R. Grace & Company 155,433
278 Wacker Chemie AG 26,819
2,448 Yara International ASA 85,669
Total 7,611,074
Real Estate (1.9%)
1,438 Agree Realty Corporation 89,257
1,531 Alexandria Real Estate Equities,
Inc. 231,977
5,217 Alstria Office REIT AG 66,410
12,462 American Campus Communities,
Inc. 466,827
Shares Common Stock (46.7%) Value
Real Estate (1.9%) - continued
1,242 American Tower Corporation $ 285,225
73,648 Ascendas REIT 155,406
1,295 AvalonBay Communities, Inc. 180,173
3,582 Camden Property Trust 330,404
4,404 Castellum AB 91,694
3,371 CBRE Group, Inc.
h
169,898
3,764 Choice Properties REIT 33,987
148 Cofinimmo SA 20,114
2,866 Colliers International Group, Inc.
j
203,142
354 Community Healthcare Trust, Inc. 16,390
1,200 Daito Trust Construction Company,
Ltd. 109,158
1,760 Digital Realty Trust, Inc. 253,968
7,952 Douglas Emmett, Inc. 187,667
7,784 Duke Realty Corporation 295,714
505 EastGroup Properties, Inc. 67,205
1,562 Entra ASA
i
20,420
5,234 Essential Properties Realty Trust,
Inc. 86,466
4,112 First Industrial Realty Trust, Inc. 163,699
173 FirstService Corporation 23,198
4,566 Four Corners Property Trust, Inc. 115,702
3 Fukuoka REIT Corporation 3,637
507 Getty Realty Corporation 13,324
800 Granite REIT 44,855
2 Hankyu REIT, Inc. 2,210
2,712 Healthcare Realty Trust, Inc. 75,394
32,040 Host Hotels & Resorts, Inc. 335,779
7,000 Hysan Development Company,
Ltd. 22,317
1,236 Industrial Logistics Properties Trust 23,706
33 Invesco Office J-Reit, Inc. 4,094
4,110 Iron Mountain, Inc. 107,107
930 iSTAR Financial, Inc. 10,974
16 Japan Hotel REIT Investment
Corporation 7,748
3 Japan Prime Realty Investment
Corporation 8,108
1,065 Kilroy Realty Corporation 50,140
1,234 Kungsleden AB 10,471
192 LEG Immobilien AG 25,949
2,945 Lexington Realty Trust 29,244
20,200 Mapletree Commercial Trust 25,470
12 Mori Trust Sogo REIT, Inc. 14,333
6,459 National Storage Affiliates Trust 218,895
11 Nomura Real Estate Master Fund,
Inc. 13,136
581 Plymouth Industrial REIT, Inc. 7,385
3,291 PSP Swiss Property AG 397,967
7,960 Quebecor, Inc. 184,676
3,297 Rayonier, Inc. REIT 83,678
3,039 Realty Income Corporation 175,837
532 Rexford Industrial Realty, Inc. 24,717
14,000 Road King Infrastructure, Ltd. 16,651
1,737 Service Properties Trust 12,524
963 Spirit Realty Capital, Inc. 28,938
22,216 Sunstone Hotel Investors, Inc. 164,843
12,323 TAG Immobilien AG 363,153
86 Terreno Realty Corporation 4,840
1,028 Unibail-Rodamco-Westfield 41,614
13 United Urban Investment
Corporation 13,880
2,590 Waypoint REIT, Ltd. 4,880
33,000 Wing Tai Holdings, Ltd. 43,250

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
22
Shares Common Stock (46.7%) Value
Real Estate (1.9%) - continued
1,258 WP Carey, Inc. $ 78,763
Total 6,358,588
Utilities (0.8%)
4,712 Alliant Energy Corporation 260,479
13,022 CenterPoint Energy, Inc. 275,155
3,944 CMS Energy Corporation 249,773
4,329 Duke Energy Corporation 398,744
7,454 Enagas SA 160,885
3,236 Enel SPA 25,728
5,889 Entergy Corporation 596,085
4,940 Exelon Corporation 197,057
5,130 FirstEnergy Corporation 152,464
2,572 NextEra Energy, Inc. 188,296
511 Northland Power, Inc. 16,527
1,616 NorthWestern Corporation 84,242
2,678 PNM Resources, Inc. 133,900
2,115 Portland General Electric
Company 83,119
1,295 Spire, Inc. 72,572
219 Unitil Corporation 7,566
Total 2,902,592
Total Common Stock
(cost $139,666,098) 160,484,494
Principal
Amount Long-Term Fixed Income ( 25.3% ) Value
Asset-Backed Securities (2.1%)
522 Funding CLO, Ltd.
$ 175,000
4.051%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,e,i
174,912
Ares LVII CLO, Ltd.
175,000
4.350%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,e,i
173,893
Babson CLO, Ltd.
300,000
3.118%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,i
268,903
Benefit Street Partners CLO IV, Ltd.
300,000
1.968%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,i
295,255
Business Jet Securities, LLC
304,101
4.447%,  6/15/2033, Ser.
2018-2, Class A
i
306,610
Cent CLO, LP
750,000
2.515%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
727,964
College Ave Student Loans, LLC
157,235
1.799%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,i
157,929
Conn's Receivables Funding
125,000
1.710%,  6/16/2025, Ser.
2020-A, Class A
i
125,079
Foundation Finance Trust
99,093
3.300%,  7/15/2033, Ser.
2017-1A, Class A
i
100,952
Principal
Amount Long-Term Fixed Income (25.3%) Value
Asset-Backed Securities (2.1%) - continued
Harley Marine Financing, LLC
$ 391,838
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
$ 350,548
Madison Park Funding XIV, Ltd.
425,000
1.616%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
417,608
Octagon Investment Partners 50,
Ltd.
225,000
4.520%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,e,i
224,884
OHA Credit Funding 1, Ltd.
350,000
1.668%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,i
345,203
OZLM Funding II, Ltd.
700,000
1.714%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,i
685,598
OZLM IX, Ltd.
400,000
1.768%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,i
399,536
Palmer Square Loan Funding, Ltd.
300,000
2.468%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,i
295,654
Pretium Mortgage Credit Partners,
LLC
362,279
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
i,k
361,627
Riserva CLO, Ltd.
325,000
1.918%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,i
318,315
Sound Point CLO X, Ltd.
350,000
2.918%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,i
332,474
Sound Point CLO XXI, Ltd.
700,000
1.665%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,i
670,552
THL Credit Wind River CLO, Ltd.
350,000
3.087%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,i
327,062
Vericrest Opportunity Loan
Transferee
269,518
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
i,k
269,709
Total 7,330,267
Basic Materials (0.5%)
Air Products and Chemicals, Inc.
7,000 1.500%,  10/15/2025 7,255
Alcoa Nederland Holding BV
80,000 5.500%,  12/15/2027
i
84,200
BWAY Holding Company
80,000 5.500%,  4/15/2024
i
80,030

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
23
Principal
Amount Long-Term Fixed Income (25.3%) Value
Basic Materials (0.5%) - continued
Cleveland-Cliffs, Inc.
$ 60,000 5.750%,  3/1/2025 $ 57,975
50,000 9.875%,  10/17/2025
i
57,188
EI du Pont de Nemours &
Company
29,000 1.700%,  7/15/2025 30,068
First Quantum Minerals, Ltd.
90,000 7.500%,  4/1/2025
i
90,394
Freeport-McMoRan, Inc.
80,000 4.125%,  3/1/2028 81,650
90,000 4.250%,  3/1/2030 94,556
Ingevity Corporation
90,000 3.875%,  11/1/2028
i
91,368
Kinross Gold Corporation
38,000 5.125%,  9/1/2021 38,987
Krayton Polymers, LLC
110,000 7.000%,  4/15/2025
i
113,438
LYB International Finance III, LLC
29,000 1.250%,  10/1/2025 29,072
Methanex Corporation
100,000 5.250%,  12/15/2029 101,323
Mosaic Company
14,000 3.250%,  11/15/2022 14,614
Norbord, Inc.
110,000 5.750%,  7/15/2027
i
115,500
Novelis Corporation
140,000 5.875%,  9/30/2026
i
144,463
30,000 4.750%,  1/30/2030
i
30,423
Nucor Corporation
14,000 2.000%,  6/1/2025 14,635
OCI NV
90,000 4.625%,  10/15/2025
i
91,143
Olin Corporation
100,000 5.125%,  9/15/2027 101,500
Peabody Securities Finance
Corporation
90,000 6.375%,  3/31/2025
i
26,325
Steel Dynamics, Inc.
17,000 2.400%,  6/15/2025 17,837
Syngenta Finance NV
64,000 3.933%,  4/23/2021
i
64,821
Tronox Finance plc
50,000 5.750%,  10/1/2025
i
49,875
Xstrata Finance Canada, Ltd.
57,000 4.950%,  11/15/2021
i
59,374
Total 1,688,014
Capital Goods (1.0%)
AECOM
185,000 5.125%,  3/15/2027 202,334
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
i
152,613
Ardagh Packaging Finance plc
45,000 6.000%,  2/15/2025
i
46,519
90,000 5.250%,  8/15/2027
i
92,674
Berry Global, Inc.
70,000 4.875%,  7/15/2026
i
73,325
Boeing Company
44,000 4.875%,  5/1/2025 47,939
Principal
Amount Long-Term Fixed Income (25.3%) Value
Capital Goods (1.0%) - continued
Caterpillar Financial Services
Corporation
$ 53,000 1.900%,  9/6/2022 $ 54,495
44,000 1.950%,  11/18/2022 45,362
30,000 1.450%,  5/15/2025 30,926
Chart Industries, Inc., Convertible
46,000 1.000%,  11/15/2024
i
72,910
Cintas Corporation No. 2
57,000 2.900%,  4/1/2022 58,973
CNH Industrial Capital, LLC
56,000 4.875%,  4/1/2021 56,864
17,000 1.950%,  7/2/2023 17,292
Covanta Holding Corporation
110,000 6.000%,  1/1/2027 114,558
20,000 5.000%,  9/1/2030 20,450
Crown Americas Capital
Corporation IV
160,000 4.500%,  1/15/2023 166,400
General Electric Company
240,000 5.000%,  1/21/2021
b,l
196,110
Greenbrier Companies, Inc.,
Convertible
39,000 2.875%,  2/1/2024 35,193
H&E Equipment Services, Inc.
130,000 5.625%,  9/1/2025 134,875
Honeywell International, Inc.
29,000 1.350%,  6/1/2025 29,771
Howmet Aerospace, Inc.
70,000 6.875%,  5/1/2025 77,875
Huntington Ingalls Industries, Inc.
25,000 3.844%,  5/1/2025
i
27,507
Jeld-Wen, Inc.
70,000 4.625%,  12/15/2025
i
70,875
John Deere Capital Corporation
39,000 1.200%,  4/6/2023 39,729
44,000 2.050%,  1/9/2025 46,463
KBR, Inc., Convertible
174,000 2.500%,  11/1/2023 192,523
L3Harris Technologies, Inc.
65,000 4.950%,  2/15/2021 65,215
Otis Worldwide Corporation
39,000 2.056%,  4/5/2025 40,981
Owens-Brockway Glass Container,
Inc.
30,000 5.875%,  8/15/2023
i
31,564
PACCAR Financial Corporation
15,000 2.650%,  4/6/2023 15,826
Parker-Hannifin Corporation
64,000 2.700%,  6/14/2024 68,420
Patrick Industries, Inc., Convertible
61,000 1.000%,  2/1/2023 59,402
Raytheon Technologies
Corporation
37,000 2.800%,  3/15/2022
i
38,079
Republic Services, Inc.
36,000 2.500%,  8/15/2024 38,242
Reynolds Group Issuer, Inc.
12,000 5.125%,  7/15/2023
i
12,150
Roper Technologies, Inc.
31,000 2.350%,  9/15/2024 32,755
29,000 1.000%,  9/15/2025 29,161

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
24
Principal
Amount Long-Term Fixed Income (25.3%) Value
Capital Goods (1.0%) - continued
SRM Escrow Issuer, LLC
$ 90,000 6.000%,  11/1/2028
e,i
$ 90,000
Standard Industries, Inc.
130,000 4.375%,  7/15/2030
i
133,900
TransDigm, Inc.
40,000 6.250%,  3/15/2026
i
41,700
160,000 5.500%,  11/15/2027 155,992
United Rentals North America, Inc.
180,000 4.000%,  7/15/2030 183,618
United Technologies Corporation
70,000 3.950%,  8/16/2025 79,871
WESCO Distribution, Inc.
60,000 7.250%,  6/15/2028
i
65,681
WW Grainger, Inc.
24,000 1.850%,  2/15/2025 25,073
Total 3,312,185
Collateralized Mortgage Obligations (4.4%)
Antler Mortgage Trust
277,937
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
i
278,691
530,079
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
i
531,181
Banc of America Alternative Loan
Trust
203,371
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 192,192
Banc of America Mortgage
Securities Trust
176,492
2.522%,  9/25/2035, Ser.
2005-H, Class 3A1
b
166,263
52,697
2.987%,  9/25/2035, Ser.
2005-H, Class 2A1
b
49,578
Bellemeade Re, Ltd.
261,355
1.749%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
258,780
103,430
2.799%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,i
103,611
200,000
3.549%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,i
202,451
150,000
2.449%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,i
150,159
Business Jet Securities, LLC
100,000
2.981%,  11/15/2035, Ser.
2020-1A, Class A
i
100,605
CHL Mortgage Pass-Through Trust
234,512
2.962%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
200,502
110,248
3.177%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
109,941
347,871
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 275,472
CIM Trust
213,023
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,i
226,450
Principal
Amount Long-Term Fixed Income (25.3%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 275,122
3.914%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
$ 267,778
Countrywide Alternative Loan Trust
270,098
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 149,673
Countrywide Home Loan
Mortgage Pass Through Trust
137,229
2.739%,  11/25/2035, Ser.
2005-22, Class 2A1
b
128,725
Credit Suisse First Boston
Mortgage Securities Corporation
102,239
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 102,328
Credit Suisse Mortgage Capital
Certificates
82,736
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
i,k
82,729
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
202,560
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 207,566
Eagle Re, Ltd.
360,939
1.949%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,i
358,584
Federal Home Loan Mortgage
Corporation - REMIC
620,982
3.000%,  5/15/2027, Ser.
4046, Class GI
m
34,926
693,891
3.500%,  10/15/2032, Ser.
4119, Class KI
m
84,669
747,978
3.000%,  4/15/2033, Ser.
4203, Class DI
m
55,603
782,088
3.500%,  8/15/2035, Ser.
345, Class C8
m
84,890
Federal National Mortgage
Association - REMIC
816,780
3.000%,  7/25/2027, Ser.
2012-73, Class DI
m
45,350
688,645
3.000%,  7/25/2027, Ser.
2012-74, Class AI
m
34,331
1,075,199
3.000%,  8/25/2027, Ser.
2012-95, Class HI
m
52,804
1,673,975
3.000%,  11/25/2027, Ser.
2012-121, Class BI
m
106,104
934,149
3.000%,  12/25/2027, Ser.
2012-139, Class DI
m
49,849
508,020
2.500%,  1/25/2028, Ser.
2012-152, Class AI
m
27,399
1,214,308
3.000%,  1/25/2028, Ser.
2012-147, Class EI
m
66,307
1,856,233
3.000%,  3/25/2028, Ser.
2013-18, Class IL
m
102,357
686,649
2.500%,  6/25/2028, Ser.
2013-87, Class IW
m
39,250
748,374
3.000%,  11/25/2031, Ser.
2013-69, Class IO
m
37,317
497,902
3.000%,  2/25/2033, Ser.
2013-1, Class YI
m
54,687

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
25
Principal
Amount Long-Term Fixed Income (25.3%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Genworth Mortgage Insurance
Corporation
$ 150,000
2.049%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,i
$ 148,798
GMAC Mortgage Corporation
Loan Trust
132,353
3.664%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
127,909
13,832
0.649%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,n
15,832
IndyMac INDA Mortgage Loan
Trust
658,169
3.118%,  8/25/2036, Ser.
2006-AR1, Class A1
b
616,295
IndyMac INDX Mortgage Loan
Trust
425,970
0.569%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
389,133
J.P. Morgan Alternative Loan Trust
114,884
3.710%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
106,523
357,903
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 286,686
Legacy Mortgage Asset Trust
311,630
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
i
316,836
287,899
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
i,k
291,843
Lehman Mortgage Trust
25,362
6.000%,  1/25/2036, Ser.
2005-3, Class 2A7 27,704
Master Asset Securitization Trust
320,930
0.649%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
77,712
Merrill Lynch Mortgage Investors
Trust
225,037
3.508%,  6/25/2035, Ser.
2005-A5, Class M1
b
123,594
MFA NQM1 Trust
140,800
2.300%,  8/25/2049, Ser.
2020-NQM1, Class A3
b,i
141,460
New Residential Mortgage Loan
Trust
96,532
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
i,k
96,663
Preston Ridge Partners Mortgage
Trust, LLC
317,038
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
318,680
190,223
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,i
189,816
Pretium Mortgage Credit Partners,
LLC
333,000
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
i,k
333,797
Radnor RE, Ltd.
475,000
2.849%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,i
454,966
Principal
Amount Long-Term Fixed Income (25.3%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
RCO Mortgage, LLC
$ 169,756
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,k
$ 169,753
350,336
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,i
355,334
Residential Accredit Loans, Inc.
Trust
153,845
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 153,445
153,334
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 152,551
107,232
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 103,480
Residential Asset Securitization
Trust
147,343
2.839%,  1/25/2034, Ser.
2004-IP1, Class A1
b
147,260
224,261
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 234,082
Residential Funding Mortgage
Security I Trust
246,639
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 230,543
Silver Hill Trust
172,755
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
178,030
Stanwich Mortgage Loan Trust
144,602
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
i,k
144,358
Starwood Mortgage Residential
Trust
241,447
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,i
249,643
200,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,i
206,077
Structured Adjustable Rate
Mortgage Loan Trust
88,192
3.190%,  7/25/2035, Ser.
2005-15, Class 4A1
b
79,875
159,950
3.193%,  9/25/2035, Ser.
2005-18, Class 1A1
b
128,332
Structured Asset Mortgage
Investments, Inc.
331,858
0.459%,  (LIBOR 1M +
0.310%), 12/25/2035, Ser.
2005-AR4, Class A1
b
310,521
Toorak Mortgage Corporation
391,259
4.336%,  8/25/2021, Ser.
2018-1, Class A1
i,k
392,454
500,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,k
507,700
250,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,k
250,623
Vericrest Opportunity Loan
Transferee
137,951
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
i,k
137,673
350,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
i,k
340,932
750,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
i,k
742,181
57,206
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
i,k
57,314

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
26
Principal
Amount Long-Term Fixed Income (25.3%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Verus Securitization Trust
$ 271,149
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
$ 273,681
Wachovia Asset Securitization, Inc.
161,408
0.288%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,i,n
147,877
WaMu Mortgage Pass Through
Certificates
202,781
1.763%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
183,504
Wells Fargo Home Equity Trust
174,826
0.649%,  (LIBOR 1M +
0.500%), 4/25/2034, Ser.
2004-1, Class M1
b
169,686
Total 15,130,258
Commercial Mortgage-Backed Securities (0.2%)
BFLD Trust
175,000
1.848%,  (LIBOR 1M +
1.700%), 10/15/2025, Ser.
2020-EYP, Class B
b,i
175,000
Federal National Mortgage
Association - ACES
4,471,754
1.344%,  2/25/2031, Ser.
2019-M21, Class X2
b,m
467,573
Total 642,573
Communications Services (1.8%)
Altice France SA
60,000 5.500%,  1/15/2028
i
60,787
American Tower Corporation
46,000 3.375%,  5/15/2024 49,706
37,000 2.950%,  1/15/2025 39,865
29,000 4.400%,  2/15/2026 33,126
AT&T, Inc.
128,000 4.450%,  4/1/2024 142,845
Cable One, Inc.
30,000 4.000%,  11/15/2030
e,i
30,450
CCO Holdings, LLC
100,000 5.500%,  5/1/2026
i
104,000
100,000 5.125%,  5/1/2027
i
105,000
100,000 4.500%,  8/15/2030
i
103,875
60,000 4.250%,  2/1/2031
i
61,350
CCOH Safari, LLC
135,000 5.750%,  2/15/2026
i
139,949
Charter Communications
Operating, LLC
46,000 4.500%,  2/1/2024 50,893
57,000 4.908%,  7/23/2025 65,660
Comcast Corporation
35,000 3.700%,  4/15/2024 38,553
35,000 3.950%,  10/15/2025 40,101
Cox Communications, Inc.
48,000 2.950%,  6/30/2023
i
50,382
Crown Castle International
Corporation
29,000 4.450%,  2/15/2026 33,217
Principal
Amount Long-Term Fixed Income (25.3%) Value
Communications Services (1.8%) - continued
CSC Holdings, LLC
$ 50,000 5.500%,  5/15/2026
i
$ 51,937
30,000 4.125%,  12/1/2030
i
30,503
270,000 4.625%,  12/1/2030
i
269,927
Deutsche Telekom International
Finance BV
36,000 2.485%,  9/19/2023
i
37,538
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 42,119
DISH Network Corporation,
Convertible
262,000 3.375%,  8/15/2026 231,584
Embarq Corporation
110,000 7.995%,  6/1/2036 128,975
Entercom Media Corporation
50,000 6.500%,  5/1/2027
i
43,504
Fox Corporation
68,000 4.030%,  1/25/2024 74,594
Front Range BidCo, Inc.
140,000 4.000%,  3/1/2027
i
137,409
Frontier Communications
Corporation
50,000 5.875%,  10/15/2027
i
50,938
GCI Liberty, Inc., Convertible
407,000 1.750%,  9/30/2046
i
679,080
GCI, LLC
60,000 4.750%,  10/15/2028
i
61,932
Gray Escrow, Inc.
100,000 7.000%,  5/15/2027
i
107,875
Hughes Satellite Systems
Corporation
30,000 6.625%,  8/1/2026 32,494
iHeartCommunications, Inc.
110,000 4.750%,  1/15/2028
i
105,050
Level 3 Financing, Inc.
90,000 5.250%,  3/15/2026 92,916
80,000 4.625%,  9/15/2027
i
81,600
110,000 4.250%,  7/1/2028
i
110,550
Liberty Interactive, LLC,
Convertible
109,000 3.500%,  1/15/2031 90,631
Meredith Corporation
60,000 6.500%,  7/1/2025
i
61,650
Netflix, Inc.
200,000 4.875%,  4/15/2028 224,940
Nexstar Escrow Corporation
90,000 5.625%,  7/15/2027
i
93,825
Nielsen Finance, LLC
30,000 5.625%,  10/1/2028
i
31,050
SBA Communications Corporation
60,000 3.875%,  2/15/2027
i
60,975
SFR Group SA
130,000 7.375%,  5/1/2026
i
135,688
Sirius XM Radio, Inc.
210,000 5.000%,  8/1/2027
i
219,975
50,000 4.125%,  7/1/2030
i
51,401
Sprint Capital Corporation
80,000 6.875%,  11/15/2028 101,100
30,000 8.750%,  3/15/2032 44,894
Sprint Corporation
70,000 7.250%,  9/15/2021 72,911

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
27
Principal
Amount Long-Term Fixed Income (25.3%) Value
Communications Services (1.8%) - continued
$ 50,000 7.125%,  6/15/2024 $ 57,510
205,000 7.625%,  2/15/2025 241,900
Telesat Canada / Telesat, LLC
70,000 4.875%,  6/1/2027
i
71,225
T-Mobile USA, Inc.
43,000 3.500%,  4/15/2025
i
47,111
Univision Communications, Inc.
100,000 6.625%,  6/1/2027
i
101,125
VeriSign, Inc.
110,000 4.750%,  7/15/2027 116,600
Verizon Communications, Inc.
91,000 2.946%,  3/15/2022 94,166
73,000
1.380%,  (LIBOR 3M +
1.100%), 5/15/2025
b
74,782
Viacom, Inc.
55,000 4.250%,  9/1/2023 59,895
38,000 5.875%,  2/28/2057
b
38,380
ViaSat, Inc.
40,000 5.625%,  9/15/2025
i
40,238
Virgin Media Secured Finance plc
150,000 5.500%,  8/15/2026
i
156,053
Vodafone Group plc
48,000 3.750%,  1/16/2024 52,345
VTR Finance NV
40,000 6.375%,  7/15/2028
i
42,600
Walt Disney Company
30,000 1.750%,  1/13/2026 31,219
Ziggo BV
100,000 5.500%,  1/15/2027
i
103,750
Total 6,038,223
Consumer Cyclical (1.7%)
1011778 B.C., ULC
220,000 4.375%,  1/15/2028
i
222,750
Allied Universal Holdco, LLC
60,000 6.625%,  7/15/2026
i
62,775
Allison Transmission, Inc.
130,000 5.000%,  10/1/2024
i
131,163
Amazon.com, Inc.
29,000 0.800%,  6/3/2025 29,260
American Axle & Manufacturing,
Inc.
40,000 6.500%,  4/1/2027 40,300
American Honda Finance
Corporation
53,000 2.050%,  1/10/2023 54,806
29,000 0.650%,  9/8/2023 29,094
29,000 1.200%,  7/8/2025 29,292
Bloomin' Brands, Inc., Convertible
32,000 5.000%,  5/1/2025
i
45,413
BMW Finance NV
31,000 2.250%,  8/12/2022
i
31,917
Booking Holdings, Inc.,
Convertible
33,000 0.900%,  9/15/2021 34,450
Brookfield Property REIT, Inc.
50,000 5.750%,  5/15/2026
i
41,500
Brookfield Residential Properties,
Inc.
175,000 6.250%,  9/15/2027
i
179,322
Principal
Amount Long-Term Fixed Income (25.3%) Value
Consumer Cyclical (1.7%) - continued
Burlington Stores, Inc., Convertible
$ 235,000 2.250%,  4/15/2025
i
$ 268,952
Carnival Corporation
40,000 11.500%,  4/1/2023
i
44,200
40,000 10.500%,  2/1/2026
i
43,500
Cedar Fair, LP
80,000 5.250%,  7/15/2029 72,600
Colt Merger Sub, Inc.
120,000 6.250%,  7/1/2025
i
123,209
D.R. Horton, Inc.
53,000 2.550%,  12/1/2020 53,079
13,000 2.600%,  10/15/2025 13,868
Daimler Finance North America,
LLC
29,000 2.550%,  8/15/2022
i
29,919
Dana, Inc.
80,000 5.625%,  6/15/2028 83,976
Dick's Sporting Goods, Inc.,
Convertible
144,000 3.250%,  4/15/2025
i
257,490
Ford Motor Company
30,000 9.000%,  4/22/2025 35,287
20,000 9.625%,  4/22/2030 26,850
90,000 7.450%,  7/16/2031 107,212
Ford Motor Credit Company, LLC
200,000 4.063%,  11/1/2024 200,560
110,000 4.134%,  8/4/2025 109,264
General Motors Company
30,000 5.400%,  10/2/2023 33,179
General Motors Financial
Company, Inc.
57,000 4.375%,  9/25/2021 58,760
33,000 4.200%,  11/6/2021 34,066
37,000 3.150%,  6/30/2022 38,062
63,000 3.950%,  4/13/2024 67,288
44,000 2.900%,  2/26/2025 45,694
29,000 2.750%,  6/20/2025 29,932
72,000 5.700%,  9/30/2030
b,l
74,520
Hanesbrands, Inc.
150,000 4.875%,  5/15/2026
i
162,229
Harley-Davidson Financial
Services, Inc.
48,000 4.050%,  2/4/2022
i
49,587
Herc Holdings, Inc.
50,000 5.500%,  7/15/2027
i
51,406
Hilton Domestic Operating
Company, Inc.
210,000 4.875%,  1/15/2030 216,038
Home Depot, Inc.
26,000 3.750%,  2/15/2024 28,523
Hyundai Capital America
48,000 3.000%,  6/20/2022
i
49,606
29,000 1.800%,  10/15/2025
i
28,926
International Game Technology plc
80,000 5.250%,  1/15/2029
i
79,200
KB Home
70,000 4.800%,  11/15/2029 75,600
Kohl's Corporation
38,000 9.500%,  5/15/2025 45,310
L Brands, Inc.
50,000 6.625%,  10/1/2030
i
52,500

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
28
Principal
Amount Long-Term Fixed Income (25.3%) Value
Consumer Cyclical (1.7%) - continued
Landry's, Inc.
$ 60,000 6.750%,  10/15/2024
i
$ 50,806
Lennar Corporation
18,000 4.125%,  1/15/2022 18,428
40,000 4.875%,  12/15/2023 43,330
215,000 4.500%,  4/30/2024 231,689
14,000 5.875%,  11/15/2024 15,715
Lowe's Companies, Inc.
26,000 4.000%,  4/15/2025 29,469
Marriott International, Inc.
58,000 3.750%,  10/1/2025 59,613
Marriott Vacations Worldwide
Corporation, Convertible
26,000 1.500%,  9/15/2022 25,585
Mattamy Group Corporation
190,000 5.250%,  12/15/2027
i
200,925
McDonald's Corporation
64,000 3.350%,  4/1/2023 68,136
MGM Resorts International
35,000 6.000%,  3/15/2023 36,313
125,000 5.750%,  6/15/2025 129,844
Nissan Motor Company, Ltd.
29,000 3.043%,  9/15/2023
i
29,427
Norwegian Cruise Line Holdings,
Ltd.
40,000 10.250%,  2/1/2026
i
41,100
Prime Security Services Borrower,
LLC
175,000 5.750%,  4/15/2026
i
186,375
30,000 3.375%,  8/31/2027
i
28,950
Ralph Lauren Corporation
29,000 1.700%,  6/15/2022 29,583
Royal Caribbean Cruises, Ltd.
40,000 9.125%,  6/15/2023
i
41,650
30,000 11.500%,  6/1/2025
i
34,313
Scientific Games International, Inc.
100,000 5.000%,  10/15/2025
i
100,375
ServiceMaster Company, LLC
150,000 5.125%,  11/15/2024
i
153,975
Six Flags Entertainment
Corporation
60,000 5.500%,  4/15/2027
i,j
55,818
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
i
42,350
Staples, Inc.
110,000 7.500%,  4/15/2026
i
102,850
Target Corporation
26,000 2.250%,  4/15/2025 27,752
TJX Companies, Inc.
25,000 3.500%,  4/15/2025 27,764
Toyota Motor Credit Corporation
58,000 0.800%,  10/16/2025 57,923
Under Armour, Inc., Convertible
33,000 1.500%,  6/1/2024
i
47,311
Volkswagen Group of America
Finance, LLC
55,000 4.250%,  11/13/2023
i
60,401
14,000 3.350%,  5/13/2025
i
15,220
Wyndham Destinations, Inc.
50,000 6.625%,  7/31/2026
i
53,198
Principal
Amount Long-Term Fixed Income (25.3%) Value
Consumer Cyclical (1.7%) - continued
Wyndham Hotels & Resorts, Inc.
$ 30,000 4.375%,  8/15/2028
i
$ 29,818
Yum! Brands, Inc.
140,000 4.750%,  1/15/2030
i
150,179
ZF North America Capital, Inc.
40,000 4.750%,  4/29/2025
i
41,400
Total 5,890,019
Consumer Non-Cyclical (1.7%)
Abbott Laboratories
40,000 3.400%,  11/30/2023 43,372
AbbVie, Inc.
38,000 2.900%,  11/6/2022 39,790
62,000 2.300%,  11/21/2022
i
64,233
36,000 2.800%,  3/15/2023
i
37,579
119,000 3.600%,  5/14/2025 131,887
Albertson's Companies, Inc.
125,000 3.500%,  3/15/2029
i
121,263
40,000 4.875%,  2/15/2030
i
42,484
Altria Group, Inc.
32,000 3.800%,  2/14/2024 34,832
32,000 4.400%,  2/14/2026 36,889
Amgen, Inc.
39,000 1.900%,  2/21/2025 40,607
Anheuser-Busch Companies, LLC
32,000 3.650%,  2/1/2026 35,870
Anheuser-Busch InBev Worldwide,
Inc.
51,000 4.150%,  1/23/2025 57,844
Anthem, Inc.
39,000 2.375%,  1/15/2025 41,364
Aramark Services, Inc.
40,000 6.375%,  5/1/2025
i
41,955
AstraZeneca plc
31,000 0.700%,  4/8/2026 30,541
BAT Capital Corporation
51,000 3.222%,  8/15/2024 54,718
BAT International Finance plc
29,000 1.668%,  3/25/2026 29,114
Bausch Health Companies, Inc.
30,000 5.000%,  1/30/2028
i
29,651
Bayer U.S. Finance II, LLC
64,000 3.500%,  6/25/2021
i
65,102
Boston Scientific Corporation
64,000 3.450%,  3/1/2024 69,083
Bristol-Myers Squibb Company
51,000 3.625%,  5/15/2024 55,930
Bunge, Ltd. Finance Corporation
60,000 3.500%,  11/24/2020 60,106
35,000 1.630%,  8/17/2025 35,258
Cargill, Inc.
15,000 1.375%,  7/23/2023
i
15,338
Centene Corporation
70,000 4.750%,  1/15/2025 71,925
40,000 5.375%,  8/15/2026
i
42,300
30,000 4.250%,  12/15/2027 31,575
80,000 4.625%,  12/15/2029 87,099
110,000 3.000%,  10/15/2030 114,230
Central Garden & Pet Company
70,000 4.125%,  10/15/2030 70,788

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
29
Principal
Amount Long-Term Fixed Income (25.3%) Value
Consumer Non-Cyclical (1.7%) - continued
Cigna Corporation
$ 69,000 4.125%,  11/15/2025 $ 78,953
Conagra Brands, Inc.
34,000 4.300%,  5/1/2024 37,951
Constellation Brands, Inc.
64,000 4.250%,  5/1/2023 69,612
CVS Health Corporation
38,000 2.750%,  12/1/2022 39,567
48,000 3.700%,  3/9/2023 51,378
64,000 4.100%,  3/25/2025 72,194
DaVita, Inc.
90,000 4.625%,  6/1/2030
i
91,543
Diageo Capital plc
35,000 1.375%,  9/29/2025 35,837
Edgewell Personal Care Company
40,000 5.500%,  6/1/2028
i
42,039
Encompass Health Corporation
110,000 4.500%,  2/1/2028 112,653
Energizer Holdings, Inc.
130,000 4.375%,  3/31/2029
i
131,235
General Mills, Inc.
32,000 3.700%,  10/17/2023 34,843
32,000 3.650%,  2/15/2024 35,079
H. J. Heinz Company
20,000 5.200%,  7/15/2045 22,079
HCA, Inc.
290,000 5.375%,  2/1/2025 321,126
HLF Financing SARL, LLC
60,000 7.250%,  8/15/2026
i
61,762
Illumina, Inc., Convertible
20,000 0.500%,  6/15/2021 24,641
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
i
38,090
Ionis Pharmaceuticals, Inc.,
Convertible
52,000 0.125%,  12/15/2024
i
48,047
JBS Investments II GmbH
30,000 5.750%,  1/15/2028
i
31,519
JBS USA, LLC
50,000 5.750%,  6/15/2025
i
51,400
120,000 5.500%,  1/15/2030
i
130,500
Kash N Karry Food Stores, Inc.
60,000 5.625%,  10/15/2028
i
61,128
Kellogg Company
70,000 3.125%,  5/17/2022 72,808
Kraft Foods Group, Inc.
100,000 5.000%,  6/4/2042 109,540
Kraft Heinz Foods Company
100,000 4.625%,  1/30/2029 111,454
160,000 3.750%,  4/1/2030
i
167,914
40,000 4.250%,  3/1/2031
i
43,352
Kroger Company
37,000 2.800%,  8/1/2022 38,387
Medtronic, Inc.
8,000 3.500%,  3/15/2025 8,988
Molina Healthcare, Inc.
70,000 4.375%,  6/15/2028
i
71,750
Mondelez International Holdings
Netherlands BV
55,000 2.000%,  10/28/2021
i
55,795
Principal
Amount Long-Term Fixed Income (25.3%) Value
Consumer Non-Cyclical (1.7%) - continued
MPH Acquisition Holdings, LLC
$ 60,000 5.750%,  11/1/2028
i
$ 58,800
Mylan NV
37,000 3.150%,  6/15/2021 37,536
Mylan, Inc.
36,000 4.200%,  11/29/2023 39,419
Novartis Capital Corporation
30,000 1.750%,  2/14/2025 31,370
Par Pharmaceutical, Inc.
100,000 7.500%,  4/1/2027
i
106,000
PepsiCo, Inc.
39,000 2.250%,  3/19/2025 41,551
Pernod Ricard SA
30,000 5.750%,  4/7/2021
i
30,671
Philip Morris International, Inc.
17,000 1.500%,  5/1/2025 17,490
Pilgrim's Pride Corporation
40,000 5.875%,  9/30/2027
i
42,255
QBE Insurance Group, Ltd.
72,000 5.875%,  5/12/2025
b,i,l
76,860
Reynolds American, Inc.
32,000 4.850%,  9/15/2023 35,787
Royalty Pharma plc
29,000 1.200%,  9/2/2025
i
28,851
Scotts Miracle-Gro Company
120,000 4.500%,  10/15/2029 127,500
Shire Acquisitions Investments
Ireland Designated Activity
Company
20,000 2.400%,  9/23/2021 20,322
Simmons Foods, Inc.
80,000 5.750%,  11/1/2024
i
79,300
Spectrum Brands, Inc.
30,000 5.750%,  7/15/2025 30,863
50,000 5.000%,  10/1/2029
i
53,000
30,000 5.500%,  7/15/2030
i
32,100
Sysco Corporation
55,000 5.650%,  4/1/2025 64,831
Teleflex, Inc.
100,000 4.625%,  11/15/2027 105,453
Tenet Healthcare Corporation
50,000 4.625%,  7/15/2024 50,845
160,000 5.125%,  11/1/2027
i
164,752
Teva Pharmaceutical Finance
Netherlands III BV
15,000 2.200%,  7/21/2021 14,766
90,000 2.800%,  7/21/2023 85,358
Thermo Fisher Scientific, Inc.
26,000 4.133%,  3/25/2025 29,546
Upjohn, Inc.
29,000 1.650%,  6/22/2025
i
29,609
VRX Escrow Corporation
330,000 6.125%,  4/15/2025
i
339,240
Zoetis, Inc.
54,000 3.250%,  2/1/2023 56,900
Total 5,766,866
Energy (1.5%)
Antero Resources Corporation
20,000 5.625%,  6/1/2023 16,800

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
30
Principal
Amount Long-Term Fixed Income (25.3%) Value
Energy (1.5%) - continued
$ 60,000 5.000%,  3/1/2025 $ 45,000
Apache Corporation
55,000 4.875%,  11/15/2027 51,617
60,000 4.375%,  10/15/2028 55,146
50,000 5.100%,  9/1/2040 45,901
Archrock Partners, LP
60,000 6.250%,  4/1/2028
i
57,900
BP Capital Markets America, Inc.
152,000 2.520%,  9/19/2022 157,594
15,000 2.937%,  4/6/2023 15,841
BP Capital Markets plc
72,000 4.875%,  3/22/2030
b,l
75,600
Buckeye Partners, LP
70,000 4.125%,  3/1/2025
i
66,325
60,000 3.950%,  12/1/2026 55,650
10,000 4.125%,  12/1/2027 9,400
Canadian Natural Resources, Ltd.
38,000 2.950%,  1/15/2023 39,394
29,000 2.050%,  7/15/2025 29,324
Canadian Oil Sands, Ltd.
37,000 9.400%,  9/1/2021
i
38,916
Cenovus Energy, Inc.
30,000 5.375%,  7/15/2025 31,612
Cheniere Energy Partners, LP
185,000 5.625%,  10/1/2026 189,625
Chevron Corporation
14,000 1.141%,  5/11/2023 14,247
29,000 1.554%,  5/11/2025 29,928
Comstock Resources, Inc.
40,000 9.750%,  8/15/2026 42,150
Continental Resources, Inc.
71,000 5.000%,  9/15/2022 69,935
46,000 4.500%,  4/15/2023 44,051
Devon Energy Corporation
29,000 5.850%,  12/15/2025 32,368
Diamondback Energy, Inc.
31,000 2.875%,  12/1/2024 31,383
Enagas SA
175,000 5.500%,  1/15/2028
i
160,823
Enbridge, Inc.
38,000 2.900%,  7/15/2022 39,364
244,000 6.250%,  3/1/2078
b
246,880
Endeavor Energy Resources, LP
20,000 5.500%,  1/30/2026
i
20,100
70,000 5.750%,  1/30/2028
i
72,625
Energy Transfer Operating, LP
37,000 4.200%,  9/15/2023 38,989
64,000 5.875%,  1/15/2024 69,988
74,000 6.625%,  2/15/2028
b,l
52,540
EnLink Midstream Partners, LP
60,000 4.850%,  7/15/2026 51,207
80,000 5.600%,  4/1/2044 49,400
Enterprise Products Operating,
LLC
190,000 4.875%,  8/16/2077
b
170,066
EOG Resources, Inc.
60,000 2.625%,  3/15/2023 62,736
EQM Midstream Partners, LP
70,000 6.500%,  7/1/2027
i
73,416
30,000 5.500%,  7/15/2028 30,383
30,000 6.500%,  7/15/2048 28,384
Principal
Amount Long-Term Fixed Income (25.3%) Value
Energy (1.5%) - continued
EQT Corporation
$ 100,000 3.900%,  10/1/2027 $ 96,032
EQT Corporation, Convertible
80,000 1.750%,  5/1/2026
i
102,196
Equinor ASA
25,000 2.875%,  4/6/2025 27,021
Exxon Mobil Corporation
20,000 1.571%,  4/15/2023 20,549
27,000 2.992%,  3/19/2025 29,365
Harvest Midstream, LP
50,000 7.500%,  9/1/2028
i
49,625
Hess Corporation
27,000 3.500%,  7/15/2024 27,773
Hess Midstream Operations, LP
50,000 5.625%,  2/15/2026
i
50,000
Kinder Morgan Energy Partners,
LP
76,000 3.450%,  2/15/2023 79,772
Marathon Petroleum Corporation
32,000 4.750%,  12/15/2023 35,143
MPLX, LP
57,000 4.500%,  7/15/2023 61,540
35,000 1.750%,  3/1/2026 34,804
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 39,454
National Fuel Gas Company
29,000 5.500%,  1/15/2026 31,730
Newfield Exploration Company
39,000 5.625%,  7/1/2024 37,731
Noble Energy, Inc.
46,000 3.900%,  11/15/2024 50,823
NuStar Logistics, LP
70,000 5.750%,  10/1/2025 70,478
Occidental Petroleum Corporation
55,000 2.700%,  8/15/2022 50,861
50,000 3.450%,  7/15/2024 40,500
120,000 2.900%,  8/15/2024 99,900
40,000 3.400%,  4/15/2026 31,287
40,000 8.500%,  7/15/2027 38,200
70,000 3.500%,  8/15/2029 50,502
40,000 6.450%,  9/15/2036 32,400
100,000 4.400%,  4/15/2046 67,222
ONEOK, Inc.
13,000 2.200%,  9/15/2025 12,794
Parsley Energy, LLC
70,000 5.625%,  10/15/2027
i
74,463
PDC Energy, Inc., Convertible
3,000 1.125%,  9/15/2021 2,873
Pioneer Natural Resources
Company, Convertible
23,000 0.250%,  5/15/2025
i
24,504
Plains All American Pipeline, LP
155,000 6.125%,  11/15/2022
b,l
95,713
12,000 2.850%,  1/31/2023 12,168
13,000 3.600%,  11/1/2024 13,348
29,000 4.650%,  10/15/2025 30,933
QEP Resources, Inc.
40,000 5.625%,  3/1/2026 25,400
Range Resources Corporation
30,000 9.250%,  2/1/2026
i
31,800

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
31
Principal
Amount Long-Term Fixed Income (25.3%) Value
Energy (1.5%) - continued
Sabine Pass Liquefaction, LLC
$ 38,000 6.250%,  3/15/2022 $ 40,159
38,000 5.625%,  4/15/2023 41,499
Schlumberger Finance Canada,
Ltd.
29,000 1.400%,  9/17/2025 29,381
Shell International Finance BV
25,000 2.375%,  4/6/2025 26,671
Southwestern Energy Company
105,000 7.500%,  4/1/2026
j
106,869
Suncor Energy, Inc.
29,000 3.100%,  5/15/2025 30,967
Sunoco Logistics Partners
Operations, LP
60,000 4.400%,  4/1/2021 60,735
Sunoco, LP
70,000 5.875%,  3/15/2028 72,625
Targa Resources Partners, LP
50,000 5.375%,  2/1/2027 50,250
20,000 5.000%,  1/15/2028 19,750
Transocean Guardian, Ltd.
54,601 5.875%,  1/15/2024
i
33,307
USA Compression Partners, LP
30,000 6.875%,  4/1/2026 29,748
W&T Offshore, Inc.
70,000 9.750%,  11/1/2023
i
45,500
Western Gas Partners, LP
38,000 4.000%,  7/1/2022 38,000
Western Midstream Operating, LP
30,000 6.250%,  2/1/2050 27,557
70,000 4.100%,  2/1/2025 65,948
60,000 3.950%,  6/1/2025 55,688
Williams Partners, LP
77,000 4.000%,  11/15/2021 78,927
42,000 4.500%,  11/15/2023 45,925
WPX Energy, Inc.
29,000 5.250%,  9/15/2024 30,088
25,000 5.750%,  6/1/2026 25,675
60,000 5.250%,  10/15/2027 60,175
Total 5,006,956
Financials (4.7%)
ACE INA Holdings, Inc.
60,000 2.875%,  11/3/2022 62,709
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
50,000 3.150%,  2/15/2024 49,672
29,000 3.500%,  1/15/2025 28,577
Air Lease Corporation
73,000 2.500%,  3/1/2021 73,470
Aircastle, Ltd.
46,000 5.000%,  4/1/2023 46,893
Ally Financial, Inc.
43,000 1.450%,  10/2/2023 43,394
90,000 5.750%,  11/20/2025 102,277
American Express Company
36,000 3.700%,  8/3/2023 39,080
32,000 3.400%,  2/22/2024 34,727
American International Group, Inc.
14,000 2.500%,  6/30/2025 15,024
Principal
Amount Long-Term Fixed Income (25.3%) Value
Financials (4.7%) - continued
Athene Global Funding
$ 53,000 4.000%,  1/25/2022
i
$ 54,910
Australia and New Zealand
Banking Group, Ltd.
52,000 2.950%,  7/22/2030
b,i
53,948
Aviation Capital Group, LLC
26,000 5.500%,  12/15/2024
i
27,070
Avolon Holdings Funding, Ltd.
16,000 5.250%,  5/15/2024
i
16,320
BAC Capital Trust XIV
84,000
4.000%,  (LIBOR 3M +
0.400%), 11/18/2020
b,l
81,021
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
i
15,680
Bank of America Corporation
50,000 3.004%,  12/20/2023
b
52,446
103,000 3.550%,  3/5/2024
b
109,738
150,000 5.125%,  6/20/2024
b,l
153,963
129,000 3.864%,  7/23/2024
b
139,735
64,000 4.200%,  8/26/2024 71,325
395,000 6.250%,  9/5/2024
b,l
429,562
41,000 0.810%,  10/24/2024
b
41,037
32,000 3.458%,  3/15/2025
b
34,632
71,000 6.100%,  3/17/2025
b,l
78,378
72,000 1.319%,  6/19/2026
b
72,356
57,000 1.197%,  10/24/2026
b
57,047
144,000 5.875%,  3/15/2028
b,l
154,794
Bank of Montreal
96,000 3.300%,  2/5/2024 103,663
Bank of New York Mellon
Corporation
46,000 2.600%,  2/7/2022 47,252
15,000 1.600%,  4/24/2025 15,543
36,000 4.700%,  9/20/2025
b,l
38,520
Bank of Nova Scotia
71,000 2.375%,  1/18/2023 73,883
29,000 1.950%,  2/1/2023 29,969
108,000 4.900%,  6/4/2025
b,l
112,730
Barclays plc
59,000 4.610%,  2/15/2023
b
61,802
74,000 4.338%,  5/16/2024
b
79,591
67,000 8.000%,  6/15/2024
b,l
71,857
35,000 2.852%,  5/7/2026
b
36,703
BB&T Corporation
36,000 2.500%,  8/1/2024 38,359
BNP Paribas SA
72,000 7.625%,  3/30/2021
b,i,l
72,900
35,000 2.819%,  11/19/2025
b,i
37,026
BPCE SA
32,000 3.000%,  5/22/2022
i
33,136
29,000 2.375%,  1/14/2025
i
30,297
Camden Property Trust
32,000 4.875%,  6/15/2023 34,990
Canadian Imperial Bank of
Commerce
29,000 2.250%,  1/28/2025 30,554
CANPACK SA / Eastern PA Land
Investment Holding, LLC
80,000 3.125%,  11/1/2025
i
81,000
Capital One Bank USA NA
48,000 3.375%,  2/15/2023 50,820
44,000 2.280%,  1/28/2026
b
45,629

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
32
Principal
Amount Long-Term Fixed Income (25.3%) Value
Financials (4.7%) - continued
Capital One Financial Corporation
$ 111,000 3.050%,  3/9/2022 $ 114,625
Cascades USA, Inc.
110,000 5.125%,  1/15/2026
i
114,950
Central Fidelity Capital Trust I
125,000
1.237%,  (LIBOR 3M +
1.000%), 4/15/2027
b
116,780
Charles Schwab Corporation
288,000 5.375%,  6/1/2025
b,l
315,360
CIT Group, Inc.
125,000 4.750%,  2/16/2024 134,375
Citigroup, Inc.
38,000 2.750%,  4/25/2022 39,226
125,000 2.312%,  11/4/2022
b
127,290
73,000 3.142%,  1/24/2023
b
75,225
142,000 5.950%,  1/30/2023
b,l
146,807
168,000 5.000%,  9/12/2024
b,l
168,723
234,000 4.700%,  1/30/2025
b,l
229,261
96,000 3.352%,  4/24/2025
b
103,626
84,000 5.950%,  5/15/2025
b,l
88,032
72,000 5.500%,  9/13/2025 85,350
CNA Financial Corporation
38,000 3.950%,  5/15/2024 41,948
Comerica, Inc.
36,000 5.625%,  7/1/2025
b,l
38,430
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
74,000 3.950%,  11/9/2022 78,885
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
b,i
29,197
Corporate Office Properties, LP
29,000 2.250%,  3/15/2026 29,340
Credit Acceptance Corporation
60,000 5.125%,  12/31/2024
i
60,000
Credit Agricole SA
38,000 3.375%,  1/10/2022
i
39,233
72,000 8.125%,  12/23/2025
b,i,l
84,485
29,000 1.907%,  6/16/2026
b,i
29,705
Credit Suisse Group AG
126,000 7.500%,  12/11/2023
b,i,l
136,710
31,000 2.593%,  9/11/2025
b,i
32,502
Credit Suisse Group Funding
(Guernsey), Ltd.
114,000 3.800%,  9/15/2022 120,553
Dai-ichi Life Insurance Company,
Ltd.
216,000 5.100%,  10/28/2024
b,i,l
240,300
Danske Bank AS
56,000 5.000%,  1/12/2023
b,i
58,427
Deutsche Bank AG
58,000 2.222%,  9/18/2024
b
58,640
Deutsche Bank AG of New York
31,000 3.950%,  2/27/2023 32,652
Digital Realty Trust, LP
55,000 2.750%,  2/1/2023 57,509
Discover Bank
36,000 4.200%,  8/8/2023 39,454
47,000 2.450%,  9/12/2024 49,433
ESH Hospitality, Inc.
60,000 5.250%,  5/1/2025
i
60,000
30,000 4.625%,  10/1/2027
i
29,400
Principal
Amount Long-Term Fixed Income (25.3%) Value
Financials (4.7%) - continued
Fidelity National Financial, Inc.
$ 52,000 5.500%,  9/1/2022 $ 56,210
Fifth Third Bancorp
57,000 2.600%,  6/15/2022 58,893
32,000 3.650%,  1/25/2024 34,849
72,000 4.500%,  9/30/2025
b,l
72,720
First Horizon National Corporation
34,000 3.550%,  5/26/2023 35,798
FNB Corporation
53,000 2.200%,  2/24/2023 53,532
FTI Consulting, Inc., Convertible
122,000 2.000%,  8/15/2023 143,838
General Electric Capital
Corporation
62,000 3.100%,  1/9/2023 65,009
Goldman Sachs Group, Inc.
159,000
4.165%,  (LIBOR 3M +
3.922%), 12/3/2020
b,l
156,615
76,000 3.000%,  4/26/2022 76,938
51,000 2.876%,  10/31/2022
b
52,211
37,000
1.298%,  (LIBOR 3M +
1.050%), 6/5/2023
b
37,301
64,000 3.625%,  2/20/2024 69,557
190,000 5.500%,  8/10/2024
b,l
203,775
25,000 3.500%,  4/1/2025 27,522
45,000 3.272%,  9/29/2025
b
48,791
44,000 4.250%,  10/21/2025 49,993
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
113,000 4.125%,  9/1/2022 179,546
Hartford Financial Services Group,
Inc.
59,000
2.405%,  (LIBOR 3M +
2.125%), 2/12/2047
b,i
51,481
HCP, Inc.
30,000 4.250%,  11/15/2023 32,889
Hospitality Properties Trust
55,000 4.250%,  2/15/2021 54,312
HSBC Holdings plc
76,000 6.875%,  6/1/2021
b,l
77,123
59,000 3.803%,  3/11/2025
b
63,875
124,000 6.375%,  3/30/2025
b,l
129,115
36,000 2.633%,  11/7/2025
b
37,720
35,000 1.645%,  4/18/2026
b
35,086
84,000 6.500%,  3/23/2028
b,l
89,922
Huntington Bancshares, Inc.
30,000 3.150%,  3/14/2021 30,243
108,000 4.450%,  10/15/2027
b,l
107,460
Icahn Enterprises, LP
75,000 6.750%,  2/1/2024 76,523
40,000 6.375%,  12/15/2025 41,000
40,000 6.250%,  5/15/2026 41,500
ILFC E-Capital Trust II
126,000
3.230%,  (H15T30Y +
1.800%), 12/21/2065
b,i
69,930
ING Groep NV
64,000 4.100%,  10/2/2023 70,273
Intercontinental Exchange, Inc.
29,000 0.700%,  6/15/2023 29,168
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
i
50,875

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
33
Principal
Amount Long-Term Fixed Income (25.3%) Value
Financials (4.7%) - continued
iStar, Inc., Convertible
$ 29,000 3.125%,  9/15/2022 $ 30,776
J.P. Morgan Chase & Company
89,000 2.776%,  4/25/2023
b
92,070
64,000 3.375%,  5/1/2023 68,348
180,000 5.150%,  5/1/2023
b,l
180,398
72,000 6.000%,  8/1/2023
b,l
73,620
78,000
1.445%,  (LIBOR 3M +
1.230%), 10/24/2023
b
79,304
72,000 6.750%,  2/1/2024
b,l
78,722
270,000 5.000%,  8/1/2024
b,l
270,000
64,000 3.875%,  9/10/2024 70,850
133,000 4.023%,  12/5/2024
b
146,379
234,000 4.600%,  2/1/2025
b,l
230,724
20,000 2.083%,  4/22/2026
b
20,912
Kilroy Realty, LP
32,000 4.375%,  10/1/2025 35,401
Liberty Mutual Group, Inc.
27,000 5.000%,  6/1/2021
i
27,716
Lincoln National Corporation
40,000
2.638%,  (LIBOR 3M +
2.358%), 5/17/2066
b
28,400
Lloyds Banking Group plc
61,000 3.000%,  1/11/2022 62,688
47,000 2.858%,  3/17/2023
b
48,336
60,000 3.900%,  3/12/2024 65,287
72,000 7.500%,  6/27/2024
b,l
75,960
142,000 6.657%,  5/21/2037
b,i,l
171,998
MetLife, Inc.
72,000 3.850%,  9/15/2025
b,l
72,206
140,000 5.875%,  3/15/2028
b,l
155,196
MGIC Investment Corporation,
Convertible
41,000 9.000%,  4/1/2063
*
52,788
MGM Growth Properties Operating
Partnership, LP
80,000 4.625%,  6/15/2025
i
81,477
Mitsubishi UFJ Financial Group,
Inc.
38,000 2.998%,  2/22/2022 39,253
54,000 2.623%,  7/18/2022 55,989
73,000 3.455%,  3/2/2023 77,976
32,000 3.407%,  3/7/2024 34,639
35,000 1.412%,  7/17/2025 35,559
Mizuho Financial Group, Inc.
54,000 2.721%,  7/16/2023
b
55,850
Morgan Stanley
74,000 5.500%,  7/28/2021 76,784
37,000 2.750%,  5/19/2022 38,320
40,000 4.875%,  11/1/2022 43,262
74,000 3.125%,  1/23/2023 78,201
61,000 4.100%,  5/22/2023 66,044
32,000 2.720%,  7/22/2025
b
34,128
20,000 2.188%,  4/28/2026
b
20,947
MPT Operating Partnership, LP
100,000 5.250%,  8/1/2026 103,750
120,000 4.625%,  8/1/2029 125,640
National Australia Bank, Ltd.
44,000 1.875%,  12/13/2022 45,370
National Bank of Canada
44,000 2.100%,  2/1/2023 45,482
Principal
Amount Long-Term Fixed Income (25.3%) Value
Financials (4.7%) - continued
National Securities Clearing
Corporation
$ 15,000 1.200%,  4/23/2023
i
$ 15,276
Natwest Group plc
32,000 6.125%,  12/15/2022 35,031
32,000 6.100%,  6/10/2023 35,394
Nippon Life Insurance Company
142,000 5.100%,  10/16/2044
b,i
158,685
117,000 3.400%,  1/23/2050
b,i
125,559
Nomura Holdings, Inc.
35,000 2.648%,  1/16/2025 36,890
Nordea Bank Abp
200,000 6.625%,  3/26/2026
b,i,l
223,750
Outfront Media Cap, LLC
50,000 4.625%,  3/15/2030
i
45,938
Park Aerospace Holdings, Ltd.
16,000 4.500%,  3/15/2023
i
16,159
PayPal Holdings, Inc.
29,000 1.650%,  6/1/2025 30,014
PNC Financial Services Group,
Inc.
32,000 3.500%,  1/23/2024 34,816
Provident Financing Trust I
36,000 7.405%,  3/15/2038 40,976
Prudential Financial, Inc.
210,000 5.625%,  6/15/2043
b
223,889
170,000 5.200%,  3/15/2044
b
178,177
36,000 3.700%,  10/1/2050
b
36,810
Quicken Loans, LLC
50,000 3.625%,  3/1/2029
i
49,250
50,000 3.875%,  3/1/2031
i
49,188
Regions Financial Corporation
37,000 3.800%,  8/14/2023 40,232
72,000 5.750%,  6/15/2025
b,l
77,130
Reinsurance Group of America,
Inc.
56,000 4.700%,  9/15/2023 61,947
Royal Bank of Canada
20,000 1.600%,  4/17/2023 20,566
29,000 2.250%,  11/1/2024 30,670
Royal Bank of Scotland Group plc
72,000 8.625%,  8/15/2021
b,l
74,312
81,000 4.269%,  3/22/2025
b
88,679
23,000 3.754%,  11/1/2029
b
23,891
Santander Holdings USA, Inc.
28,000 3.450%,  6/2/2025 30,187
Santander UK Group Holdings plc
76,000 2.875%,  8/5/2021 77,361
Santander UK plc
44,000 2.100%,  1/13/2023 45,415
Service Properties Trust
50,000 4.500%,  6/15/2023 48,125
60,000 4.750%,  10/1/2026 51,300
Simon Property Group, LP
30,000 2.500%,  7/15/2021 30,288
57,000 2.000%,  9/13/2024 58,802
Societe Generale SA
36,000 2.625%,  10/16/2024
i
37,440
72,000 8.000%,  9/29/2025
b,i,l
80,907
Springleaf Finance Corporation
160,000 6.875%,  3/15/2025 176,000

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
34
Principal
Amount Long-Term Fixed Income (25.3%) Value
Financials (4.7%) - continued
Standard Chartered plc
$ 48,000 2.744%,  9/10/2022
b,i
$ 48,726
43,000 1.319%,  10/14/2023
b,i
43,097
Starwood Property Trust, Inc.,
Convertible
24,000 4.375%,  4/1/2023 23,087
State Street Corporation
25,000 2.825%,  3/30/2023
b,i
25,842
28,000 2.354%,  11/1/2025
b
29,646
Sumitomo Mitsui Financial Group,
Inc.
37,000 2.784%,  7/12/2022 38,445
128,000 2.778%,  10/18/2022 133,655
36,000 2.448%,  9/27/2024 37,995
Sumitomo Mitsui Trust Bank, Ltd.
29,000 1.050%,  9/12/2025
i
28,989
Synchrony Financial
36,000 2.850%,  7/25/2022 37,141
34,000 4.250%,  8/15/2024 37,198
Toronto-Dominion Bank
32,000 3.250%,  3/11/2024 34,682
Truist Bank
39,000 1.500%,  3/10/2025 40,077
Truist Financial Corporation
162,000 4.950%,  9/1/2025
b,l
171,720
UBS Group AG
35,000 1.364%,  1/30/2027
b,i
34,896
USB Realty Corporation
168,000
1.384%,  (LIBOR 3M +
1.147%), 1/15/2022
b,i,l
130,284
Ventas Realty, LP
37,000 3.100%,  1/15/2023 38,807
32,000 3.750%,  5/1/2024 34,455
VEREIT Operating Partnership, LP
29,000 4.625%,  11/1/2025 32,191
VICI Properties, LP / VICI Note
Company, Inc.
40,000 4.250%,  12/1/2026
i
40,674
20,000 3.750%,  2/15/2027
i
20,050
40,000 4.625%,  12/1/2029
i
41,560
20,000 4.125%,  8/15/2030
i
20,250
Wachovia Capital Trust II
40,000
0.737%,  (LIBOR 3M +
0.500%), 1/15/2027
b
36,624
Wells Fargo & Company
45,000 2.100%,  7/26/2021 45,589
37,000 2.625%,  7/22/2022 38,326
64,000 4.125%,  8/15/2023 69,858
50,000
1.444%,  (LIBOR 3M +
1.230%), 10/31/2023
b
50,677
34,000 3.750%,  1/24/2024 36,907
44,000 1.654%,  6/2/2024
b
44,970
63,000 2.406%,  10/30/2025
b
66,202
15,000 2.188%,  4/30/2026
b
15,594
Westpac Banking Corporation
29,000 2.000%,  1/13/2023 30,011
29,000 2.894%,  2/4/2030
b
29,891
Total 16,157,955
Principal
Amount Long-Term Fixed Income (25.3%) Value
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
$ 35,000 2.150%,  5/13/2025
i
$ 36,078
Total 36,078
Mortgage-Backed Securities (3.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
664,825 3.000%,  3/25/2050 695,401
200,855 3.000%,  4/1/2050 210,092
103,049 3.500%,  7/1/2047 109,216
Federal National Mortgage
Association
201,403 4.500%,  5/1/2048 217,934
309,543 3.500%,  10/1/2048 327,122
64,558 3.500%,  6/1/2049 68,307
344,709 3.500%,  8/1/2049 365,530
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,100,000 1.500%,  11/1/2035
e
1,122,687
700,000 2.000%,  11/1/2035
e
725,813
1,600,000 2.000%,  12/1/2035
e
1,657,000
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,050,000 2.000%,  12/1/2050
e
3,137,568
1,435,000 2.500%,  12/1/2050
e
1,492,792
586,421 4.000%,  7/1/2048 626,173
Total 10,755,635
Technology (1.4%)
Akamai Technologies, Inc.,
Convertible
356,000 0.375%,  9/1/2027 379,585
Apple, Inc.
112,000 3.450%,  5/6/2024 123,038
29,000 1.125%,  5/11/2025 29,558
Baidu, Inc.
20,000 3.075%,  4/7/2025 21,210
Black Knight InfoServ, LLC
15,000 3.625%,  9/1/2028
i
15,187
Broadcom Corporation
121,000 2.650%,  1/15/2023 125,839
44,000 3.125%,  1/15/2025 47,021
Broadcom, Inc.
12,000 2.250%,  11/15/2023 12,465
CommScope Technologies
Finance, LLC
174,000 6.000%,  6/15/2025
i
172,500
Dell International, LLC/ EMC
Corporation
48,000 4.000%,  7/15/2024
i
52,140
10,000 5.850%,  7/15/2025
i
11,742
Diamond 1 Finance Corporation
108,000 5.450%,  6/15/2023
i
118,863
Diamond Sports Group, LLC
60,000 5.375%,  8/15/2026
i
34,950
110,000 6.625%,  8/15/2027
i
45,650
Fiserv, Inc.
70,000 2.750%,  7/1/2024 74,790

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
35
Principal
Amount Long-Term Fixed Income (25.3%) Value
Technology (1.4%) - continued
Gartner, Inc.
$ 60,000 4.500%,  7/1/2028
i
$ 62,638
40,000 3.750%,  10/1/2030
i
40,904
Global Payments, Inc.
18,000 2.650%,  2/15/2025 19,044
Hewlett Packard Enterprise
Company
36,000 2.250%,  4/1/2023 37,251
15,000 4.450%,  10/2/2023 16,569
Intuit, Inc.
29,000 0.950%,  7/15/2025 29,219
Iron Mountain, Inc.
130,000 5.000%,  7/15/2028
i
132,708
J2 Global, Inc., Convertible
122,000 1.750%,  11/1/2026
i
109,127
118,000 3.250%,  6/15/2029 133,455
Lumentum Holdings, Inc.,
Convertible
74,000 0.250%,  3/15/2024 110,257
Marvell Technology Group, Ltd.
37,000 4.200%,  6/22/2023 40,028
Microchip Technology, Inc.,
Convertible
64,000 1.625%,  2/15/2027 99,559
Micron Technology, Inc.
10,000 2.497%,  4/24/2023 10,404
NCR Corporation
160,000 6.125%,  9/1/2029
i
167,600
Nuance Communications, Inc.,
Convertible
461,000 1.250%,  4/1/2025 792,412
NXP BV/NXP Funding, LLC
48,000 4.875%,  3/1/2024
i
53,771
NXP Funding, LLC
14,000 2.700%,  5/1/2025
i
14,902
ON Semiconductor Corporation,
Convertible
228,000 1.625%,  10/15/2023
j
324,882
Open Text Corporation
90,000 4.125%,  2/15/2030
i
93,375
Oracle Corporation
20,000 2.500%,  5/15/2022 20,590
37,000 2.500%,  4/1/2025 39,632
Panasonic Corporation
54,000 2.536%,  7/19/2022
i
55,522
Plantronics, Inc.
120,000 5.500%,  5/31/2023
i
115,500
PTC, Inc.
30,000 3.625%,  2/15/2025
i
30,544
Qorvo, Inc.
50,000 3.375%,  4/1/2031
i
50,625
Seagate HDD Cayman
31,000 4.250%,  3/1/2022 32,164
29,000 4.750%,  1/1/2025 31,883
Sensata Technologies, Inc.
110,000 3.750%,  2/15/2031
i
108,900
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
i
20,275
SS&C Technologies, Inc.
150,000 5.500%,  9/30/2027
i
159,425
Principal
Amount Long-Term Fixed Income (25.3%) Value
Technology (1.4%) - continued
Switch, Ltd.
$ 60,000 3.750%,  9/15/2028
i
$ 60,075
Tencent Holdings, Ltd.
35,000 1.810%,  1/26/2026
i
35,484
Teradyne, Inc., Convertible
53,000 1.250%,  12/15/2023 148,160
Texas Instruments, Inc.
38,000 1.375%,  3/12/2025 39,238
Total System Services, Inc.
29,000 3.750%,  6/1/2023 31,027
Verint Systems, Inc., Convertible
143,000 1.500%,  6/1/2021 145,234
Vishay Intertechnology, Inc.,
Convertible
109,000 2.250%,  6/15/2025 106,479
Xerox Holdings Corporation
60,000 5.000%,  8/15/2025
i
59,237
Total 4,842,637
Transportation (0.4%)
AerCap Holdings NV
150,000 5.875%,  10/10/2079
b
118,772
Air Canada Pass Through Trust
12,483 3.875%,  3/15/2023
i
10,834
Air Lease Corporation
29,000 2.300%,  2/1/2025 28,597
29,000 3.375%,  7/1/2025 29,696
Air Transport Services Group, Inc.,
Convertible
91,000 1.125%,  10/15/2024 100,285
American Airlines, Inc.
20,000 11.750%,  7/15/2025
i
19,450
Boeing Company
29,000 1.950%,  2/1/2024 28,888
CSX Corporation
32,000 3.700%,  11/1/2023 34,572
Delta Air Lines, Inc.
90,000 7.000%,  5/1/2025
i
98,213
58,083 4.500%,  10/20/2025
i
58,948
J.B. Hunt Transport Services, Inc.
60,000 3.300%,  8/15/2022 62,582
Meritor, Inc., Convertible
158,000 3.250%,  10/15/2037 171,501
Mileage Plus Holdings, LLC
60,000 6.500%,  6/20/2027
i
62,475
Penske Truck Leasing Company,
LP
32,000 3.375%,  2/1/2022
i
32,987
30,000 1.200%,  11/15/2025
i
29,938
Ryder System, Inc.
68,000 3.500%,  6/1/2021 69,213
Southwest Airlines Company
15,000 4.750%,  5/4/2023 16,067
30,000 5.250%,  5/4/2025 33,356
Southwest Airlines Company,
Convertible
180,000 1.250%,  5/1/2025 242,100
Union Pacific Corporation
55,000 3.750%,  7/15/2025 62,239

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
36
Principal
Amount Long-Term Fixed Income (25.3%) Value
Transportation (0.4%) - continued
United Airlines Pass Through Trust
$ 60,000 3.700%,  12/1/2022 $ 56,533
XPO Logistics, Inc.
150,000 6.750%,  8/15/2024
i
158,730
Total 1,525,976
Utilities (0.8%)
AES Corporation
80,000 5.125%,  9/1/2027 85,807
Alabama Power Company
38,000 2.450%,  3/30/2022 39,036
Ameren Corporation
32,000 2.500%,  9/15/2024 33,985
Berkshire Hathaway Energy
Company
26,000 4.050%,  4/15/2025
i
29,491
Calpine Corporation
90,000 4.500%,  2/15/2028
i
91,575
CenterPoint Energy, Inc.
37,000 2.500%,  9/1/2022 38,245
36,000 2.500%,  9/1/2024 38,140
Dominion Energy, Inc.
32,000 2.715%,  8/15/2021 32,531
32,000 3.071%,  8/15/2024 34,550
124,000 4.650%,  12/15/2024
b,l
126,895
DTE Energy Company
51,000 3.300%,  6/15/2022 52,967
53,000 2.529%,  10/1/2024 56,243
Duke Energy Corporation
74,000 2.400%,  8/15/2022 76,426
126,000 4.875%,  9/16/2024
b,l
133,365
Edison International
26,000 4.950%,  4/15/2025 28,753
Entergy Corporation
29,000 0.900%,  9/15/2025 29,001
Evergy, Inc.
36,000 2.450%,  9/15/2024 38,149
Exelon Generation Company, LLC
29,000 3.250%,  6/1/2025 31,543
FirstEnergy Corporation
56,000 2.850%,  7/15/2022 57,478
Florida Power & Light Company
26,000 2.850%,  4/1/2025 28,273
Georgia Power Company
29,000 2.100%,  7/30/2023 30,290
36,000 2.200%,  9/15/2024 37,806
GFL Environmental, Inc.
70,000 3.750%,  8/1/2025
i
70,000
NextEra Energy Operating
Partners, LP
205,000 3.875%,  10/15/2026
i
212,246
NiSource, Inc.
195,000 5.650%,  6/15/2023
b,l
195,000
29,000 0.950%,  8/15/2025 28,916
PG&E Corporation
40,000 5.000%,  7/1/2028 40,101
30,000 5.250%,  7/1/2030 30,000
PPL Capital Funding, Inc.
64,000 3.950%,  3/15/2024 69,869
Principal
Amount Long-Term Fixed Income (25.3%) Value
Utilities (0.8%) - continued
PSEG Power, LLC
$ 50,000 3.000%,  6/15/2021 $ 50,681
Public Service Enterprise Group,
Inc.
32,000 2.875%,  6/15/2024 34,394
Sempra Energy
62,000 3.550%,  6/15/2024 67,366
72,000 4.875%,  10/15/2025
b,l
74,880
Southern Company
101,000 4.000%,  1/15/2051
b
102,709
Suburban Propane Partners, LP
80,000 5.875%,  3/1/2027 82,400
Talen Energy Supply, LLC
80,000 7.625%,  6/1/2028
i
78,300
TerraForm Power Operating, LLC
85,000 5.000%,  1/31/2028
i
93,315
TransCanada Trust
325,000 5.875%,  8/15/2076
b
345,378
Vistra Operations Company, LLC
110,000 5.000%,  7/31/2027
i
114,950
Total 2,841,054
Total Long-Term Fixed Income
(cost $85,558,194) 86,964,696
Shares
Registered Investment
Companies ( 7.7% ) Value
Unaffiliated  (0.6%)
11,016 Aberdeen Asia-Pacific Income
Fund, Inc. 41,861
5,850 AllianceBernstein Global High
Income Fund, Inc. 60,196
12,700 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 146,431
2,703 BlackRock Core Bond Trust 41,897
4,187 BlackRock Corporate High Yield
Fund, Inc. 44,382
3,015 BlackRock Credit Allocation
Income Trust 41,637
4,278 BlackRock Enhanced Equity
Dividend Trust 29,989
6,604 BlackRock Enhanced Global
Dividend Trust 60,625
3,683 BlackRock Multi-Sector Income
Trust 57,639
18,279 BlackRock Resources &
Commodities Strategy Trust 104,007
2,400 Brookfield Real Assets Income
Fund, Inc. 38,136
4,164 Cohen & Steers Quality Income
Realty Fund, Inc. 42,931
3,637 Eaton Vance Limited Duration
Income Fund 42,553
5,859 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 41,775
1,584 Health Care Select Sector SPDR
Fund
j
161,029
4,793 Invesco Dynamic Credit
Opportunities Fund 44,335
20,000 Invesco Senior Loan ETF 430,000
1,000 iShares S&P U.S. Preferred Stock
Index Fund 36,220

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
37
Shares
Registered Investment
Companies (7.7%) Value
Unaffiliated  (0.6%)- continued
11,086 Liberty All-Star Equity Fund $ 64,299
9,975 Nuveen Credit Strategies Income
Fund 57,755
3,313 PGIM Global High Yield Fund, Inc. 42,174
3,249 PGIM High Yield Bond Fund, Inc. 43,959
2,243 Pimco Dynamic Credit And
Mortgage Income Fund 42,348
4,024 Royce Micro-Cap Trust, Inc. 31,025
3,517 Royce Value Trust, Inc. 44,596
24,578 Templeton Global Income Fund 127,560
1,674 Tri-Continental Corporation 42,386
1,075 Vanguard Short-Term Corporate
Bond ETF 88,989
8,531 Voya Global Equity Dividend &
Premium Opportunity Fund 39,754
5,743 Wells Fargo Income Opportunities
Fund 41,292
25,678 Western Asset High Income
Opportunity Fund, Inc. 125,309
Total 2,257,089
Affiliated  (7.1%)
2,490,273 Thrivent Core Emerging Markets
Debt Fund 24,429,582
Total 24,429,582
Total Registered Investment
Companies (cost $26,434,959) 26,686,671
Shares Preferred Stock ( 1.4% ) Value
Communications Services (0.1%)
7,625 AT&T, Inc., 4.750%
l
192,836
2,050 AT&T, Inc., 5.000%
l
53,485
Total 246,321
Consumer Discretionary (<0.1%)
400 International Flavors & Fragrances,
Inc., Convertible, 6.000% 15,456
Total 15,456
Consumer Staples (0.1%)
10,600 CHS, Inc., 7.100%
b,l
290,864
Total 290,864
Energy (<0.1%)
15,012 Crestwood Equity Partners, LP,
9.250%
l
92,324
1,450 Energy Transfer Operating, LP,
7.600%
b,l
28,203
2,345 Nustar Logistics, LP, 6.971%
b
43,945
Total 164,472
Financials (0.9%)
2,475 Aegon Funding Corporation II,
5.100% 64,498
2,826 Agribank FCB, 6.875%
b,l
303,795
5,200 Allstate Corporation, 5.100%
l
139,256
4,500 Bank of America Corporation,
5.000%
l
117,225
1,700 Bank of America Corporation,
5.375%
l
44,999
Shares Preferred Stock (1.4%) Value
Financials (0.9%) - continued
95 Bank of America Corporation,
Convertible, 7.250%
l
$ 139,356
5,050 Capital One Financial Corporation,
5.000%
j,l
127,008
2,200 Cobank ACB, 6.250%
b,l
229,900
5,375 Equitable Holdings, Inc., 5.250%
l
135,934
140 First Horizon Bank, 3.750%
b,i,l
109,200
7,700 GMAC Capital Trust I, 6.065%
b
198,198
3,525 Hartford Financial Services Group,
Inc., 7.875%
b
96,797
3,350 J.P. Morgan Chase & Company,
4.750%
l
88,909
2,875 J.P. Morgan Chase & Company,
5.750%
l
77,884
2,875 Legg Mason, Inc., 5.450% 73,916
5,040 Morgan Stanley, 5.850%
b,l
142,027
5,600 Morgan Stanley, 7.125%
b,l
161,000
725 Synovus Financial Corporation,
5.875%
b,l
18,683
4,325 Truist Financial Corporation,
4.750%
h,l
112,839
395 Wells Fargo & Company,
Convertible, 7.500%
l
532,760
Total 2,914,184
Health Care (<0.1%)
92 Danaher Corporation, Convertible,
5.000% 122,750
Total 122,750
Industrials (0.1%)
208 Fortive Corporation, Convertible,
5.000% 192,261
1,635 Stanley Black & Decker, Inc.,
Convertible, 5.250% 170,661
Total 362,922
Real Estate (0.1%)
5,275 Public Storage, 4.125%
h,l
136,359
1,125 Public Storage, 4.625%
l
29,711
300 Public Storage, 4.700%
l
8,040
450 Public Storage, 4.875%
l
12,154
Total 186,264
Utilities (0.1%)
2,079 NextEra Energy, Inc., Convertible,
4.872% 118,503
5,750 Southern Company, 4.950% 151,685
2,225 Southern Company, Convertible,
6.750% 107,556
Total 377,744
Total Preferred Stock
(cost $4,580,452) 4,680,977
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
2,301,889 Thrivent Cash Management Trust 2,301,889
Total Collateral Held for
Securities Loaned
(cost $2,301,889) 2,301,889

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
38
Shares or
Principal
Amount Short-Term Investments ( 6.5% ) Value
Federal Home Loan Bank Discount
Notes
600,000 0.090%, 11/6/2020
o,p
$ 599,995
100,000 0.080%, 11/12/2020
o,p
99,998
200,000 0.070%, 11/18/2020
o,p
199,993
100,000 0.055%, 11/24/2020
o,p
99,995
400,000 0.055%, 12/8/2020
o,p
399,964
600,000 0.069%, 12/9/2020
o,p
599,944
200,000 0.055%, 12/10/2020
o,p
199,981
200,000 0.075%, 12/22/2020
o,p
199,975
600,000 0.095%, 1/6/2021
o,p
599,892
Thrivent Core Short-Term Reserve
Fund
1,917,632 0.290% 19,176,317
U.S. Treasury Bills
100,000 0.092%, 11/19/2020
o
99,996
Total Short-Term Investments
(cost $22,262,773) 22,276,050
Total Investments (cost
$338,007,718) 104.4% $358,549,746
Other Assets and Liabilities, Net
(4.4%) (15,139,356)
Total Net Assets 100.0% $343,410,390
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2020.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $36,189,902 or
10.5% of total net assets.
j All or a portion of the security is on loan.
k Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2020.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
n All or a portion of the security is insured or guaranteed.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Fund as of October 31, 2020 was $52,788 or
0.0% of total net assets. The following table indicates the
acquisition date and cost of restricted securities shown in
the schedule as of October 31, 2020.
Security
Acquisition
Date Cost
MGIC Investment Corporation,
Convertible, 4/1/2063 8/31/2016 $ 49,356
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 462,284
Common Stock 1,757,394
Total lending $2,219,678
Gross amount payable upon return of
collateral for securities loaned $2,301,889
Net amounts due to counterparty
$82,211
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
39
Reference Rate Index:
12 MTA - 12 Month Treasury Average
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Global Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
40
Shares Common Stock ( 81.8% ) Value
Communications Services (6.1%)
65,634 Activision Blizzard, Inc. $ 4,970,463
13,658 Alphabet, Inc., Class A
a
22,072,830
2,457 Alphabet, Inc., Class C
a
3,982,822
9,186 ANGI Homeservices, Inc.
a
97,372
793,369 Auto Trader Group plc
b
5,964,911
136,911 Carsales.com, Ltd. 2,000,236
11,469 Cinemark Holdings, Inc.
c
93,931
168,213 Comcast Corporation 7,105,317
2,377 Consolidated Communications
Holdings, Inc.
a
11,101
123,762 Deutsche Telekom AG 1,881,021
104,928 Discovery, Inc., Class A
a,c
2,123,743
3,225 EchoStar Corporation
a
74,691
38,390 Facebook, Inc.
a
10,100,793
35,992 Gannett Company, Inc.
a
41,391
1,907 Hemisphere Media Group, Inc.
a
14,913
417,000 HKT Trust and HKT, Ltd. 539,292
10,588 Interpublic Group of Companies,
Inc. 191,537
13,810 Ipsos SA 339,429
39,500 KDDI Corporation 1,068,672
112,108 Live Nation Entertainment, Inc.
a
5,470,870
602 Match Group, Inc.
a
70,301
500,449 Mediaset Espana Comunicacion
SA
a
1,673,103
8,815 Meredith Corporation 96,965
3,687 News Corporation 48,005
9,500 NEXON Company, Ltd. 264,774
3,600 Nintendo Company, Ltd. 1,946,480
34,800 Nippon Telegraph & Telephone
Corporation 732,047
2,546 Omnicom Group, Inc. 120,171
27,972 ORBCOMM, Inc.
a
120,280
6,954 REA Group, Ltd. 578,308
35,129 Rightmove plc
a
281,145
5,412 RingCentral, Inc.
a
1,398,136
2,361 Scholastic Corporation 46,653
193,914 Seven West Media, Ltd.
a
22,467
281,600 SoftBank Corporation 3,277,112
48,600 SoftBank Group Corporation 3,165,503
5,163 Take-Two Interactive Software,
Inc.
a
799,852
143,600 TV Asahi Holdings Corporation 2,169,568
36,534 Twitter, Inc.
a
1,511,046
164,164 Uber Technologies, Inc.
a
5,484,719
158,897 Verizon Communications, Inc. 9,055,540
32,119 Wolters Kluwer NV 2,600,559
Total 103,608,069
Consumer Discretionary (10.9%)
16,000 ABC-MART, Inc. 811,591
5,877 Adient plc
a
124,710
14,418 Amazon.com, Inc.
a
43,775,211
8,140 American Eagle Outfitters, Inc. 111,599
479 American Public Education, Inc.
a
13,541
8,700 AOKI Holdings, Inc. 37,817
89,697 Aptiv plc 8,654,864
15,538 ARB Corporation, Ltd. 336,568
33,120 Aristocrat Leisure, Ltd. 666,927
4,657 At Home Group, Inc.
a
75,863
17,700 Autobacs Seven Company, Ltd. 226,586
1,977 AutoNation, Inc.
a
112,155
2,098 AutoZone, Inc.
a
2,368,600
306,326 B&M European Value Retail SA 1,922,482
5,303 Beazer Homes USA, Inc.
a
64,591
Shares Common Stock (81.8%) Value
Consumer Discretionary (10.9%) - continued
9,757 Bed Bath & Beyond, Inc. $ 193,189
27,946 Berkeley Group Holdings plc 1,469,359
1,606 Big Lots, Inc. 76,446
7,075 BJ's Restaurants, Inc. 199,586
11,800 Bridgestone Corporation 384,621
14,574 Bright Horizons Family Solutions,
Inc.
a
2,303,421
1,629 Brinker International, Inc. 70,927
1,527 Brunswick Corporation 97,285
34,522 Bunzl plc 1,073,165
6,536 Burlington Stores, Inc.
a
1,265,239
7,520 Caesars Entertainment, Inc.
a
337,046
4,439 Camping World Holdings, Inc. 117,367
8,362 Capri Holdings, Ltd.
a
177,442
7,363 Carnival Corporation
c
100,947
18,368 Carnival plc 207,652
101 Cavco Industries, Inc.
a
17,386
1,900 Century Casinos, Inc.
a
8,949
2,301 Century Communities, Inc.
a
89,371
9,028 Chegg, Inc.
a
663,016
17,019 Chewy, Inc.
a,c
1,048,370
52,102 Chico's FAS, Inc. 55,749
2,918 Children's Place, Inc. 73,738
5,659 Chipotle Mexican Grill, Inc.
a
6,799,175
22,700 Chiyoda Company, Ltd. 199,742
1,038 Choice Hotels International, Inc. 90,669
1,199 Churchill Downs, Inc. 178,831
2,225 Cie Generale des Etablissements
Michelin 240,302
207,700 Citizen Watch Company, Ltd.
a
550,261
21,251 Collins Foods, Ltd. 144,239
35,067 Cooper-Standard Holdings, Inc.
a
550,201
15,737 Corporate Travel Management,
Ltd. 161,498
3,108 Cracker Barrel Old Country Store,
Inc. 353,753
7,359 Culp, Inc. 91,325
35,391 D.R. Horton, Inc. 2,364,473
15,149 Daimler AG 783,026
5,666 Dana, Inc. 79,267
3,155 Darden Restaurants, Inc. 290,008
7,109 Dave & Buster's Entertainment,
Inc. 121,991
1,106 Deckers Outdoor Corporation
a
280,227
2,952 Denny's Corporation
a
26,450
82,100 Denso Corporation 3,825,580
13,943 Designer Brands, Inc. 60,373
4,540 Dick's Sporting Goods, Inc. 257,191
2,693 Dine Brands Global, Inc. 138,555
74,453 Dollarama, Inc. 2,563,915
50,415 Dometic Group AB
a,b
544,960
3,009 Domino's Pizza Enterprises, Ltd. 179,221
11,802 Domino's Pizza Group plc 50,672
2,820 Domino's Pizza, Inc. 1,066,862
403 Dorman Products, Inc.
a
35,976
900 Doutor Nichires Holdings
Company, Ltd. 12,634
59,230 Duluth Holdings, Inc.
a,c
908,588
1,932 Dunkin' Brands Group, Inc. 192,640
9,979 Emerald Holding, Inc. 26,145
3,167 Ethan Allen Interiors, Inc. 50,830
11,512 Etsy, Inc.
a
1,399,744
9,303 Europris ASA
b
48,356
5,143 Express, Inc.
a
3,142
5,676 Extended Stay America, Inc. 64,423

Global Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
41
Shares Common Stock (81.8%) Value
Consumer Discretionary (10.9%) - continued
1,100 Fast Retailing Company, Ltd. $ 767,296
15,168 Five Below, Inc.
a
2,022,501
4,604 Foot Locker, Inc. 169,796
474 Fox Factory Holding Corporation
a
39,854
410,000 Galaxy Entertainment Group, Ltd. 2,709,509
20,547 Gap, Inc. 399,639
4,664 Genuine Parts Company 421,766
1,811 G-III Apparel Group, Ltd.
a
24,412
21,790 Goodyear Tire & Rubber Company 180,421
2,852 Grand Canyon Education, Inc.
a
223,511
5,833 Groupon, Inc.
a
113,102
91,317 GVC Holdings plc
a
1,143,936
7,691 H&R Block, Inc. 132,747
4,088 Harley-Davidson, Inc. 134,414
1,623 Helen of Troy, Ltd.
a
307,721
2,280 Hermes International 2,122,902
31,106 Home Depot, Inc. 8,296,281
817 Hovnanian Enterprises, Inc.
a
25,948
168,388 Husqvarna AB 1,736,351
72,732 Industria de Diseno Textil SA 1,795,699
12,406 InterContinental Hotels Group plc
a
630,354
13,000 Izumi Company, Ltd. 440,879
2,974 Jack in the Box, Inc. 238,098
5,812 KB Home 187,437
12,696 Knoll, Inc. 145,496
25,061 Kohl's Corporation 533,549
9,684 L Brands, Inc. 309,985
8,077 Lear Corporation 975,782
6,681 Lithia Motors, Inc. 1,533,757
46,647 Lowe's Companies, Inc. 7,374,891
530 LVMH Moet Hennessy Louis
Vuitton SE 248,435
169 M.D.C. Holdings, Inc. 7,355
14,317 Macy's, Inc.
c
88,909
536 Madison Square Garden Sports
Corporation
a
75,919
6,883 Marcus Corporation 50,452
698 Marriott Vacations Worldwide
Corporation 67,427
16,160 Mattel, Inc.
a
222,523
2,446 Meritage Homes Corporation
a
213,022
13,443 Michaels Companies, Inc.
a
109,023
4,620 Modine Manufacturing Company
a
29,568
13,118 Mohawk Industries, Inc.
a
1,353,646
307,422 Moneysupermarket.com Group plc 970,977
2,146 MTY Food Group, Inc. 61,112
84,400 NHK Spring Company, Ltd. 510,335
22,700 Nihon Unisys, Ltd. 669,115
50,824 NIKE, Inc. 6,102,946
69,500 Nissan Motor Company, Ltd.
a
246,067
8,365 Nordstrom, Inc.
c
101,217
11,702 Norwegian Cruise Line Holdings,
Ltd.
a,c
194,604
377 NVR, Inc.
a
1,490,315
1,556 Office Depot, Inc. 30,342
21,471 Ollie's Bargain Outlet Holdings,
Inc.
a
1,869,909
14,400 Onward Holdings Company, Ltd. 28,198
4,000 Oriental Land Company, Ltd. 559,912
2,027 Overstock.com, Inc.
a
113,715
43,713 Pandox AB
a
436,410
10,397 Park Hotels & Resorts, Inc. 103,242
15,522 Party City Holdco, Inc.
a,c
30,889
18,142 Penn National Gaming, Inc.
a
979,305
37,615 Planet Fitness, Inc.
a
2,229,441
Shares Common Stock (81.8%) Value
Consumer Discretionary (10.9%) - continued
46,561 Playa Hotels and Resorts NV
a,c
$ 180,191
15,500 PLENUS Company, Ltd. 253,272
1,726 Polaris, Inc. 156,824
929 Pool Corporation 324,992
12,511 Premier Investments, Ltd. 187,641
9,008 PulteGroup, Inc. 367,166
1,875 Purple Innovation, Inc.
a
53,194
2,139 PVH Corporation 124,682
11,294 Qurate Retail, Inc. 76,460
1,208 Red Robin Gourmet Burgers, Inc.
a
14,544
25,114 Red Rock Resorts, Inc. 480,180
100,815 Redrow plc
a
543,558
11,728 Renault SA
a
290,452
20,350 Restaurant Brands International,
Inc. 1,058,200
25,800 Rinnai Corporation 2,542,241
2,329 Royal Caribbean Cruises, Ltd. 131,402
16,050 Ruth's Hospitality Group, Inc. 179,439
6,317 Sally Beauty Holdings, Inc.
a
52,873
42,100 Sangetsu Company, Ltd. 606,735
2,300 Sankyo Company, Ltd. 58,621
40,525 Scandic Hotels Group AB
b
102,802
1,988 Scientific Games Corporation
a
63,377
856 SeaWorld Entertainment, Inc.
a
18,849
53,200 Sekisui House, Ltd. 883,828
6,400 SHIMAMURA Company, Ltd. 682,309
12,735 Six Flags Entertainment
Corporation 275,331
13,074 Skyline Corporation
a
335,348
28,100 Sony Corporation 2,342,598
46,507 Sony Corporation ADR 3,890,776
8,789 Standard Motor Products, Inc. 402,536
383 Strategic Education, Inc. 31,812
358,700 Sumitomo Electric Industries, Ltd. 3,960,077
172,800 Sumitomo Rubber Industries, Ltd. 1,519,987
20,839 Super Retail Group, Ltd. 164,004
6,200 Takara Standard Company, Ltd. 81,312
26,486 Taylor Morrison Home Corporation
a
572,098
12,205 Tenneco, Inc.
a
105,207
12,564 Tesla, Inc.
a
4,875,335
13,691 Texas Roadhouse, Inc. 958,781
7,322 Thor Industries, Inc. 619,295
23,420 Thule Group AB
a,b
766,269
14,532 Toll Brothers, Inc. 614,413
5,055 TopBuild Corporation
a
774,477
8,000 Toyoda Gosei Company, Ltd. 203,319
16,200 Toyota Motor Corporation 1,063,480
7,924 Tri Pointe Homes, Inc.
a
130,191
612 Tupperware Brands Corporation
a
19,413
3,351 Ulta Beauty, Inc.
a
692,886
3,042 Urban Outfitters, Inc.
a
67,958
1,223 Vail Resorts, Inc. 283,785
414 Wayfair, Inc.
a
102,684
818 Whirlpool Corporation 151,297
2,471 Williams-Sonoma, Inc. 225,380
6,371 Wingstop, Inc. 741,138
150 Winnebago Industries, Inc. 7,043
1,287 Workhorse Group, Inc.
a,c
19,794
2,161 Wyndham Destinations, Inc. 70,513
1,085 YETI Holdings, Inc.
a
53,686
60,800 Z Holdings Corporation 423,962
Total 184,381,002
Consumer Staples (3.1%)
24,900 Arcs Company, Ltd. 551,224

Global Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
42
Shares Common Stock (81.8%) Value
Consumer Staples (3.1%) - continued
14,900 Asahi Group Holdings, Ltd. $ 461,112
56,097 BJ's Wholesale Club Holdings,
Inc.
a
2,147,954
15,928 British American Tobacco plc 504,846
32,876 Carlsberg AS 4,162,789
8,619 Casey's General Stores, Inc. 1,452,905
26,428 Celsius Holdings, Inc.
a,c
531,467
5,233 Darling Ingredients, Inc.
a
225,019
38,382 e.l.f. Beauty, Inc.
a
778,003
6,974 Elior Participations SCA
b
26,284
33,644 ForFarmers BV 197,092
8,107 Glanbia plc 77,110
1,188 Hain Celestial Group, Inc.
a
36,531
140,300 Japan Tobacco, Inc. 2,641,453
8,600 Kao Corporation 612,309
21,500 Kewpie Corporation 440,018
14,737 Kimberly-Clark Corporation 1,953,979
24,480 Lamb Weston Holdings, Inc. 1,553,256
210 Lindt & Spruengli AG 1,664,979
5,041 L'Oreal SA 1,629,173
1,357 McCormick & Company, Inc. 244,952
512 Medifast, Inc. 71,931
8,200 Ministop Company, Ltd. 102,557
9,695 Monster Beverage Corporation
a
742,346
101,754 Nestle SA 11,445,080
600 Noevir Holdings Company, Ltd. 26,788
35,933 Orkla ASA 339,201
3,035 Royal Unibrew AS 295,940
1,859 Seneca Foods Corporation
a
68,504
32,500 Seven & I Holdings Company, Ltd. 987,827
4,500 Shiseido Company, Ltd. 278,582
29,600 Sugi Holdings Company, Ltd. 1,954,641
29,600 Sundrug Company, Ltd. 1,099,101
2,193 TreeHouse Foods, Inc.
a
85,176
30,396 Turning Point Brands, Inc. 1,138,938
5,300 Unicharm Corporation 245,236
18,509 Unilever NV 1,043,418
786 Vector Group, Ltd. 7,223
69,628 Wal-Mart Stores, Inc. 9,660,885
Total 51,485,829
Energy (2.3%)
20,054 Antero Midstream Corporation 114,909
12,762 Apache Corporation 105,925
30,225 Archrock, Inc. 179,234
116,682 BP plc ADR 1,806,237
7,577 Canadian Natural Resources, Ltd. 120,568
18,315 Centennial Resource
Development, Inc.
a
11,350
583,490 CGG SA
a
328,827
12,965 ChampionX Corporation
a
113,184
34,874 Chevron Corporation 2,423,743
19,486 Cimarex Energy Company 494,360
14,818 CNX Resources Corporation
a
143,735
10,495 Continental Resources, Inc.
c
126,255
12,514 Core Laboratories NV 180,827
46,076 Crescent Point Energy Corporation 57,409
3,747 Delek US Holdings, Inc. 37,695
189,877 Devon Energy Corporation 1,695,602
10,410 Diamondback Energy, Inc. 270,244
349,500 Eneos Holdings, Inc. 1,179,313
242,216 Eni SPA 1,696,729
30,519 EnLink Midstream, LLC 82,706
81,531 Enterprise Products Partners, LP 1,350,969
34,435 EQT Corporation
c
521,346
Shares Common Stock (81.8%) Value
Energy (2.3%) - continued
135,962 Equinor ASA $ 1,734,836
26,490 Equitrans Midstream Corporation 192,317
11,199 Exterran Corporation
a
47,372
26,006 Exxon Mobil Corporation 848,316
16,572 Frank's International NV
a
29,001
4,456 Gaztransport Et Technigaz SA 427,136
39,532 Gibson Energy, Inc. 582,165
25,214 Gran Tierra Energy, Inc.
a
4,791
67,619 Halliburton Company 815,485
14,195 Helmerich & Payne, Inc. 211,080
158,949 John Wood Group plc
a
436,332
8,032 Liberty Oilfield Services, Inc. 53,654
36,984 Marathon Oil Corporation 146,457
65,488 Marathon Petroleum Corporation 1,931,896
990 Nabors Industries, Ltd. 28,136
12,690 NexTier Oilfield Solutions, Inc.
a
23,984
28,878 Nine Energy Service, Inc.
a
30,899
5,750 Occidental Petroleum Corporation 52,497
30,611 Oceaneering International, Inc.
a
124,893
38,386 OMV AG 887,342
49,765 Patterson-UTI Energy, Inc. 127,398
19,349 PBF Energy, Inc. 90,360
2,868 PDC Energy, Inc.
a
34,187
24,949 Pioneer Natural Resources
Company 1,984,942
9,870 Plains GP Holdings, LP 63,069
5,039 ProPetro Holding Corporation
a
19,904
18,365 QEP Resources, Inc. 16,528
10,211 Range Resources Corporation 67,188
195,723 Royal Dutch Shell plc, Class A 2,462,105
316,169 Royal Dutch Shell plc, Class B 3,812,803
9,032 RPC, Inc.
a,c
21,496
46,667 Santos, Ltd. 155,139
23,177 SBM Offshore NV 374,543
27,644 SM Energy Company 44,507
20,528 Southwestern Energy Company
a
54,810
24,408 Subsea 7 SA
a
162,105
39,204 Suncor Energy, Inc. 442,270
15,709 Talos Energy, Inc.
a
103,365
9,888 Targa Resources Corporation 158,702
35,061 TC Energy Corporation 1,380,019
37,332 TechnipFMC plc 206,446
116,611 Tenaris SA ADR 1,114,801
116,760 Total SE 3,537,433
342,696 Tullow Oil plc
a
89,905
28,752 Vermilion Energy, Inc. 71,001
69,843 Woodside Petroleum, Ltd. 861,459
Total 39,106,241
Financials (11.1%)
149 1st Source Corporation 4,990
3,716 Aaron's Holdings Company, Inc. 194,198
131,830 AB Industrivarden
a
3,366,162
56,372 ABN AMRO Group NV
a,b
463,053
64,414 Aflac, Inc. 2,186,855
8,582 AG Mortgage Investment Trust,
Inc. 22,399
149,000 AIA Group, Ltd. 1,418,059
1,740 Alleghany Corporation 951,658
47,378 Allianz SE 8,345,825
51,157 American Express Company 4,667,565
23,553 American Financial Group, Inc. 1,765,062
1,629 Ameriprise Financial, Inc. 261,992
13,174 Ameris Bancorp 385,998

Global Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
43
Shares Common Stock (81.8%) Value
Financials (11.1%) - continued
17,149 Apollo Commercial Real Estate
Finance, Inc. $ 149,196
1,942 Argo Group International Holdings,
Ltd. 69,291
11,661 Arthur J. Gallagher & Company 1,209,362
3,386 Artisan Partners Asset
Management, Inc. 135,643
36,321 Associated Banc-Corp 497,234
10,622 Assured Guaranty, Ltd. 271,180
8,784 ASX, Ltd. 491,856
29,945 Baloise Holding AG 4,095,140
738,456 Banco Bilbao Vizcaya Argentaria
SA 2,130,552
1,112,236 Banco de Sabadell SA 340,354
138,482 Banco Santander SA
a
277,317
8,166 Bancorp, Inc.
a
78,394
198,225 Bank of America Corporation 4,697,932
1,297 Bank of Marin Bancorp 39,092
7,435 BankFinancial Corporation 54,647
12,166 Banner Corporation 448,560
5,207 BAWAG Group AG
a,b
191,227
38,150 Berkshire Hills Bancorp, Inc. 497,094
3,150 Blackstone Mortgage Trust, Inc. 68,355
43,936 BNP Paribas SA
a
1,532,253
62,366 Boston Private Financial Holdings,
Inc. 385,422
1,633 Bridge Bancorp, Inc. 31,909
6,258 Brighthouse Financial, Inc.
a
207,140
22,469 BrightSphere Investment Group 310,072
21,309 Brookline Bancorp, Inc. 204,140
2,839 Brown & Brown, Inc. 123,525
3,849 Byline Bancorp, Inc. 50,576
60,987 Capital One Financial Corporation 4,456,930
13,154 Central Pacific Financial
Corporation 181,131
137,766 Charles Schwab Corporation 5,663,560
30,036 Chubb, Ltd. 3,901,977
310,247 CI Financial Corporation 3,616,405
2,892 Cincinnati Financial Corporation 204,580
123,266 Citigroup, Inc. 5,105,678
6,715 Citizens Financial Group, Inc. 182,984
23,007 Comerica, Inc. 1,047,049
17,297 Commonwealth Bank of Australia 839,795
11,555 Community Trust Bancorp, Inc. 367,680
101,016 Credit Agricole SA
a
799,089
2,105 Cullen/Frost Bankers, Inc. 147,918
725 Customers Bancorp, Inc.
a
10,019
279,200 DBS Group Holdings, Ltd. 4,158,924
18,835 Deutsche Boerse AG 2,775,395
71,309 Deutsche Pfandbriefbank AG
a,b
435,778
423 Diamond Hill Investment Group,
Inc. 57,926
43,007 Discover Financial Services 2,795,885
278,701 DnB ASA
a
3,763,798
6,019 East West Bancorp, Inc. 219,573
1,535 Encore Capital Group, Inc.
a,c
49,013
3,375 Enterprise Financial Services
Corporation 98,246
13,639 Essent Group, Ltd. 543,514
55,699 Euronext NV
b
5,799,447
83,848 Everi Holdings, Inc.
a
721,931
38,494 F.N.B. Corporation 291,015
1,053 FactSet Research Systems, Inc. 322,744
1,787 FBL Financial Group, Inc. 88,796
Shares Common Stock (81.8%) Value
Financials (11.1%) - continued
1,118 Federal Agricultural Mortgage
Corporation $ 72,212
8,940 Financial Institutions, Inc. 158,506
3,672 First American Financial
Corporation 163,734
4,709 First Bancorp 113,440
21,593 First BanCorp 140,139
12,265 First Busey Corporation 220,647
628 First Citizens BancShares, Inc. 290,576
5,280 First Commonwealth Financial
Corporation 45,514
24,251 First Financial Bancorp 346,789
6,287 First Financial Corporation 218,285
1,160 First Merchants Corporation 30,288
17,345 First Midwest Bancorp, Inc. 217,680
1,199 First of Long Island Corporation 18,501
2,296 First Republic Bank 289,617
4,398 Flagstar Bancorp, Inc. 129,081
338,962 FlexiGroup, Ltd. 224,209
2,010 Flushing Financial Corporation 25,708
57,253 Fulton Financial Corporation 629,210
6,257 Goldman Sachs Group, Inc. 1,182,823
14,187 Granite Point Mortgage Trust, Inc. 95,620
11,147 Great Southern Bancorp, Inc. 456,470
15,294 Great Western Bancorp, Inc. 198,669
2,971 Groupe Bruxelles Lambert SA 243,646
8,914 Hamilton Lane, Inc. 621,306
32,710 Hancock Whitney Corporation 748,078
7,196 Hanmi Financial Corporation 64,692
8,976 Hanover Insurance Group, Inc. 858,644
60,568 Hartford Financial Services Group,
Inc. 2,333,079
306 Heartland Financial USA, Inc. 10,080
18,322 Heritage Commerce Corporation 132,835
8,741 Hometrust Bancshares, Inc. 139,594
30,624 Hope Bancorp, Inc. 247,136
13,201 Horizon Bancorp, Inc. 163,692
806 Houlihan Lokey, Inc. 50,536
157,567 HSBC Holdings plc
a
660,302
12,423 Independent Bank Corporation 185,972
1,685 Intact Financial Corporation 174,052
8,831 Interactive Brokers Group, Inc. 420,091
1,258 International Bancshares
Corporation 34,821
9,250 Invesco Mortgage Capital. Inc. 24,975
77,402 J.P. Morgan Chase & Company 7,588,492
84,600 Japan Post Bank Company, Ltd. 674,747
12,700 Japan Post Holdings Company,
Ltd. 87,140
30,160 Julius Baer Group, Ltd. 1,342,278
4,797 Kemper Corporation 295,783
3,029 Kinsale Capital Group, Inc. 567,847
8,813 L E Lundbergforetagen AB
a
396,109
12,116 Ladder Capital Corporation 90,870
2,917 Lakeland Bancorp, Inc. 32,466
58,710 Laurentian Bank of Canada 1,154,987
6,772 Lincoln National Corporation 237,697
5,067 Loews Corporation 175,724
123 MarketAxess Holdings, Inc. 66,279
3,969 Mercantile Bank Corporation 86,762
56,050 MetLife, Inc. 2,121,493
5,624 Midland States Bancorp, Inc. 83,798
10,534 MidWestOne Financial Group, Inc. 212,260
155,100 Mitsubishi UFJ Financial Group,
Inc. 611,389

Global Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
44
Shares Common Stock (81.8%) Value
Financials (11.1%) - continued
24,727 Mizrahi Tefahot Bank, Ltd. $ 482,182
89,782 Morgan Stanley 4,323,003
264 Morningstar, Inc. 50,260
6,653 Mr. Cooper Group, Inc.
a
140,245
9,900 MS and AD Insurance Group
Holdings, Inc. 270,916
3,522 MSCI, Inc. 1,232,136
61 Nasdaq, Inc. 7,380
6,261 National Bank of Canada 300,479
175 National Western Life Group, Inc. 29,685
8,296 New York Community Bancorp,
Inc. 68,940
28,057 NN Group NV 976,406
6,689 Northern Trust Corporation 523,548
5,639 OFG Bancorp 81,145
6,597 Old Second Bancorp, Inc. 56,404
10,802 Onex Corporation 467,008
106,600 ORIX Corporation 1,246,712
24,020 PacWest Bancorp 462,145
21,221 Paragon Banking Group plc 81,428
19,384 Pargesa Holding SA 1,424,699
2,459 Peoples Bancorp, Inc. 55,573
26,069 People's United Financial, Inc. 278,156
31,878 Popular, Inc. 1,345,252
20,843 Premier Financial Corporation 374,966
13,228 Prosight Global, Inc.
a
156,487
10,772 QCR Holdings, Inc. 334,255
10,835 Radian Group, Inc. 194,488
40,145 Raymond James Financial, Inc. 3,068,684
13,674 Redwood Trust, Inc. 116,229
11,527 Reinsurance Group of America,
Inc. 1,164,458
300 Ricoh Leasing Company, Ltd. 8,045
69,475 Royal Bank of Canada 4,857,983
14,157 S&P Global, Inc. 4,568,889
1,544 Safety Insurance Group, Inc. 108,080
14,603 Seacoast Banking Corporation of
Florida
a
313,672
14,589 SEI Investments Company 717,049
1,422 Selective Insurance Group, Inc. 74,029
24,900 Senshu Ikeda Holdings, Inc. 38,049
5,500 Signature Bank 444,070
17,340 Simmons First National
Corporation 294,607
55,800 Singapore Exchange, Ltd. 353,903
1,952 Southside Bancshares, Inc. 52,626
25,616 St. James's Place plc 298,547
18,745 Starwood Property Trust, Inc. 261,868
6,388 Sterling Bancorp 85,471
60,000 Sumitomo Mitsui Financial Group,
Inc. 1,660,914
141,445 Sun Life Financial, Inc. 5,627,861
3,402 SVB Financial Group
a
988,961
12,411 Swiss Life Holding AG 4,174,920
32,581 Synovus Financial Corporation 847,106
5,430 T. Rowe Price Group, Inc. 687,764
1,880 TCF Financial Corporation 51,155
2,608 Territorial Bancorp, Inc. 55,316
2,903 Texas Capital Bancshares, Inc.
a
130,635
12,264 TMX Group, Ltd. 1,191,697
26,800 Tokio Marine Holdings, Inc. 1,197,819
7,690 Topdanmark AS 301,136
170 Torchmark Corporation 13,785
90,731 Toronto-Dominion Bank 4,002,978
2,567 Towne Bank 46,668
Shares Common Stock (81.8%) Value
Financials (11.1%) - continued
15,629 TPG RE Finance Trust, Inc. $ 122,219
5,404 TriCo Bancshares 156,338
72,720 Truist Financial Corporation 3,062,966
17,144 TrustCo Bank Corporation 94,206
11,484 Two Harbors Investment
Corporation 58,109
10,501 United Bankshares, Inc. 275,441
1,012 Univest Financial Corporation 16,050
30,226 Valley National Bancorp 230,927
1,000 Walker & Dunlop, Inc. 62,880
3,696 Washington Trust Bancorp, Inc. 124,814
18,594 Webster Financial Corporation 598,913
189,918 Wells Fargo & Company 4,073,741
5,482 WesBanco, Inc. 133,158
29,233 Western Alliance Bancorp 1,204,400
19,874 Western Asset Mortgage Capital
Corporation 38,556
343 Westwood Holdings Group, Inc. 3,313
13,999 Wintrust Financial Corporation 689,171
58,110 Zions Bancorporations NA 1,875,210
4,192 Zurich Insurance Group AG 1,392,355
Total 186,457,068
Health Care (12.4%)
2,134 Acadia Healthcare Company, Inc.
a
76,077
46,514 ACADIA Pharmaceuticals, Inc.
a
2,160,575
735 Acceleron Pharma, Inc.
a
76,866
11,251 ADMA Biologics, Inc.
a
22,390
5,378 Adverum Biotechnologies, Inc.
a
58,674
6,300 Agile Therapeutics, Inc.
a
17,136
3,565 Agilent Technologies, Inc. 363,951
20,975 Agios Pharmaceuticals, Inc.
a
840,468
6,940 Akebia Therapeutics, Inc.
a
15,407
341 Albireo Pharma, Inc.
a
10,762
2,739 Altimmune, Inc.
a
31,362
4,228 AmerisourceBergen Corporation 406,184
11,872 Amgen, Inc. 2,575,512
4,953 AnaptysBio, Inc.
a
145,915
3,310 Anavex Life Sciences Corporation
a
19,529
10,780 Anthem, Inc. 2,940,784
4,137 Arena Pharmaceuticals, Inc.
a
354,624
5,687 Argenx SE ADR
a
1,411,115
49,700 Astellas Pharmaceutical, Inc. 681,533
3,078 Atara Biotherapeutics, Inc.
a
39,737
141 Atrion Corporation 84,762
829 AVROBIO, Inc.
a
11,838
16,193 Axonics Modulation Technologies,
Inc.
a,c
759,290
695 Axsome Therapeutics, Inc.
a
46,085
5,760 Becton, Dickinson and Company 1,331,309
10,046 Biogen, Inc.
a
2,532,295
14,565 Biohaven Pharmaceutical Holding
Company, Ltd.
a
1,128,205
1,223 Bio-Rad Laboratories, Inc.
a
717,192
8,085 Bio-Techne Corporation 2,040,735
1,409 BioXcel Therapeutics, Inc.
a
64,377
1,829 Bluebird Bio, Inc.
a
94,578
1,102 Bruker Corporation 46,879
2,925 Cantel Medical Corporation 139,932
1,358 Capricor Therapeutics, Inc.
a
5,242
32,473 Catalent, Inc.
a
2,850,155
62,848 Centene Corporation
a
3,714,317
43,582 Cerner Corporation 3,054,662
4,106 Charles River Laboratories
International, Inc.
a
934,936

Global Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
45
Shares Common Stock (81.8%) Value
Health Care (12.4%) - continued
1,038 Chemed Corporation $ 496,496
54,300 Chugai Pharmaceutical Company,
Ltd. 2,095,980
22,760 Cigna Holding Company 3,800,237
6,732 CryoLife, Inc.
a
112,828
34,267 CSL, Ltd. 6,937,594
40,545 CVS Health Corporation 2,274,169
5,474 CytomX Therapeutics, Inc.
a
36,238
59,400 Daiichi Sankyo Company, Ltd. 1,567,783
771 Deciphera Pharmaceuticals, Inc.
a
44,772
4,685 Dexcom, Inc.
a
1,497,232
8,225 Dynavax Technologies
Corporation
a,c
30,679
2,311 Editas Medicine, Inc.
a
71,502
56,241 Edwards Lifesciences Corporation
a
4,031,917
3,200 Eisai Company, Ltd. 248,811
535 Emergent Biosolutions, Inc.
a
48,134
15,480 Gilead Sciences, Inc. 900,162
537,557 GlaxoSmithKline plc 8,976,425
58,651 GlaxoSmithKline plc ADR 1,960,116
8,247 Global Blood Therapeutics, Inc.
a
436,101
23,916 Guardant Health, Inc.
a
2,550,881
2,412 Haemonetics Corporation
a
243,829
16,964 Halozyme Therapeutics, Inc.
a
474,992
21,976 HCA Healthcare, Inc. 2,723,705
550 HealthStream, Inc.
a
10,065
6,429 Hill-Rom Holdings, Inc. 585,489
8,776 Humana, Inc. 3,504,081
36 ICU Medical, Inc.
a
6,400
457 IDEXX Laboratories, Inc.
a
194,143
8,774 ImmunoGen, Inc.
a
49,485
8,653 Inovio Pharmaceuticals, Inc.
a,c
85,232
2,088 Insmed, Inc.
a
68,779
9,242 Inspire Medical Systems, Inc.
a
1,103,772
7,140 Insulet Corporation
a
1,586,865
7,975 Intuitive Surgical, Inc.
a
5,319,963
4,811 Invitae Corporation
a
188,639
2,873 Iovance Biotherapeutics, Inc.
a
102,509
323 IQVIA Holding, Inc.
a
49,739
54,867 Johnson & Johnson 7,522,814
10,700 KYORIN Holdings, Inc. 193,502
1,688 Laboratory Corporation of America
Holdings
a
337,212
19,755 LHC Group, Inc.
a
4,277,945
694 Lifco AB 50,802
3,137 Ligand Pharmaceuticals, Inc.
a,c
258,646
3,602 LNA Sante 185,867
17,700 M3, Inc. 1,195,382
3,060 MacroGenics, Inc.
a
59,395
9,300 Medipal Holdings Corporation 165,781
64,862 Medtronic plc 6,523,171
96,074 Merck & Company, Inc. 7,225,726
1,889 Mersana Therapeutics, Inc.
a
34,040
1,536 Mesa Laboratories, Inc. 401,526
207 Mettler-Toledo International, Inc.
a
206,567
298 Mirati Therapeutics, Inc.
a
64,708
5,833 Molina Healthcare, Inc.
a
1,087,680
2,812 Myovant Sciences, Ltd.
a
38,806
18,584 Natera, Inc.
a
1,249,960
6,248 National Healthcare Corporation 395,498
1,895 Neogen Corporation
a
132,157
2,036 Neurocrine Biosciences, Inc.
a
200,892
13,616 Nevro Corporation
a
2,031,643
169,780 Novartis AG 13,229,697
121,241 Novo Nordisk AS 7,731,012
Shares Common Stock (81.8%) Value
Health Care (12.4%) - continued
37,122 Novo Nordisk AS ADR $ 2,371,725
23,800 Olympus Corporation 455,629
36,356 Optinose, Inc.
a
116,339
1,918 Orthifix Medical, Inc.
a
59,957
13,924 PRA Health Sciences, Inc.
a
1,356,755
12,164 Pulmonx Corporation
a,c
511,618
2,140 Quest Diagnostics, Inc. 261,380
847 Reata Pharmaceuticals, Inc.
a
98,853
68,381 Recordati SPA 3,545,175
5,719 Repligen Corporation
a
952,614
270 Replimune Group, Inc.
a
11,289
9,279 Retrophin, Inc.
a
187,807
40,761 Roche Holding AG 13,097,795
2,786 Sage Therapeutics, Inc.
a
204,437
22,812 Sanofi 2,059,766
3,428 Sarepta Therapeutics, Inc.
a
465,900
12,500 Sawai Pharmaceutical Company,
Ltd. 602,495
19,907 Silk Road Medical, Inc.
a
1,206,364
13,676 Sonova Holding AG
a
3,246,245
6,397 Spectrum Pharmaceuticals, Inc.
a
21,942
15,114 Stryker Corporation 3,053,179
707 Surmodics, Inc.
a
25,982
969 Syros Pharmaceuticals, Inc.
a
6,463
1,900 Sysmex Corporation 178,465
19,068 Tactile Systems Technology, Inc.
a
697,507
57,700 Takeda Pharmaceutical Company,
Ltd. 1,783,081
3,164 Tecan Group AG 1,501,409
13,322 Teladoc Health, Inc.
a,c
2,617,240
5,739 Teleflex, Inc. 1,826,322
6,666 Tenet Healthcare Corporation
a
163,584
11,600 Terumo Corporation 426,926
11,093 Thermo Fisher Scientific, Inc. 5,248,320
2,881 Tilray, Inc.
a,c
16,451
700 Toho Holdings Company, Ltd. 12,945
5,500 Tsumura & Company 161,432
1,544 U.S. Physical Therapy, Inc. 122,486
583 uniQure B.V.
a
23,571
2,038 United Therapeutics Corporation
a
273,561
30,626 VBI Vaccines, Inc.
a,c
71,971
23,148 Veeva Systems, Inc.
a
6,251,117
16,171 Vertex Pharmaceuticals, Inc.
a
3,369,390
916 Viking Therapeutics, Inc.
a
5,157
919 Waters Corporation
a
204,772
318 West Pharmaceutical Services,
Inc. 86,518
10,007 Zimmer Biomet Holdings, Inc. 1,321,925
42,914 Zoetis, Inc. 6,804,015
9,474 Zymeworks, Inc.
a
370,623
Total 208,480,060
Industrials (11.0%)
14,721 A.O. Smith Corporation 760,929
896 A.P. Moller - Maersk AS, Class B 1,435,961
54,490 Aalberts NV 1,828,085
390 AAR Corporation 7,589
725 Acuity Brands, Inc. 64,627
4,630 AECOM
a
207,609
3,158 Aegion Corporation
a
44,559
18,082 Aerojet Rocketdyne Holdings, Inc.
a
586,218
34,686 Air Canada
a
383,491
2,185 Akzo Nobel NV 210,171
3,145 Allegion plc 309,783
24,856 Altra Industrial Motion Corporation 1,062,843

Global Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
46
Shares Common Stock (81.8%) Value
Industrials (11.0%) - continued
7,576 American Airlines Group, Inc.
c
$ 85,457
7,895 AMETEK, Inc. 775,289
53,949 Arconic, Inc. 930,620
27,147 ASGN, Inc.
a
1,810,162
136,748 Assa Abloy AB 2,930,847
127,220 Atlas Copco AB, Class A 5,615,643
38,347 Atlas Copco AB, Class B 1,469,295
2,652 Avis Budget Group, Inc.
a
89,293
16,707 AZZ, Inc. 561,188
1,592 Bloom Energy Corporation
a
20,123
6,554 Boeing Company 946,332
50,549 Canadian National Railway
Company 5,021,512
1,314 Canadian Pacific Railway, Ltd. 392,671
23,392 Carlisle Companies, Inc. 2,897,567
99,923 Carrier Global Corporation 3,336,429
22,075 CBIZ, Inc.
a
500,440
15,800 Chart Industries, Inc.
a
1,334,310
24,759 CIA De Distribucion Integral 418,016
2,815 CRA International, Inc. 115,274
19,433 Crane Company 986,225
9,793 CSW Industrials, Inc. 837,595
27,095 CSX Corporation 2,138,879
11,448 Curtiss-Wright Corporation 965,753
3,900 Daikin Industries, Ltd. 729,820
76,786 Delta Air Lines, Inc. 2,352,723
14,512 Deutsche Post AG 643,431
2,242 Douglas Dynamics, Inc. 76,475
2,512 Dycom Industries, Inc.
a
163,129
39,236 easyJet plc 257,289
11,531 EMCOR Group, Inc. 786,299
6,976 Expeditors International of
Washington, Inc. 616,469
80,827 Experian plc 2,961,019
1,500 FANUC Corporation 316,837
12,944 Fluor Corporation 146,914
14,376 Forrester Research, Inc.
a
531,049
10,449 Forward Air Corporation 657,974
18,909 FuelCell Energy, Inc.
a,c
37,818
6,483 Geberit AG 3,689,927
4,102 Generac Holdings, Inc.
a
862,035
22,990 General Dynamics Corporation 3,019,277
6,097 Gorman-Rupp Company 189,312
13,200 GS Yuasa Corporation 230,401
310,057 GWA Group, Ltd. 574,616
20,300 Hanwa Company, Ltd. 393,570
23,014 Honeywell International, Inc. 3,796,159
8,150 Hubbell, Inc. 1,185,907
2,017 ICF International, Inc. 131,892
12,857 IDEX Corporation 2,190,704
73,600 Inaba Denki Sangyo Company,
Ltd. 1,771,807
771 JB Hunt Transport Services, Inc. 93,862
19,554 Jet2 plc 215,431
9,571 JetBlue Airways Corporation
a
114,565
111,853 Johnson Controls International plc 4,721,315
45,500 Kamigumi Company, Ltd. 814,036
15,818 Kansas City Southern 2,786,183
79,800 Kinden Corporation 1,251,253
74,996 Koninklijke Philips NV
a
3,473,561
13,510 L3Harris Technologies, Inc. 2,176,596
7,670 Landstar System, Inc. 956,449
103,198 Legrand SA 7,629,607
3,796 Lennox International, Inc. 1,031,221
22,673 Lincoln Electric Holdings, Inc. 2,308,565
Shares Common Stock (81.8%) Value
Industrials (11.0%) - continued
9,317 Lockheed Martin Corporation $ 3,262,161
5,350 Manpower, Inc. 363,105
294,700 Marubeni Corporation 1,538,691
2,194 Masonite International
Corporation
a
193,072
22,367 Mercury Systems, Inc.
a
1,540,639
50,525 Meritor, Inc.
a
1,229,779
13,701 Middleby Corporation
a
1,363,798
154,600 Mitsubishi Corporation 3,449,339
134,400 Mitsubishi Electric Corporation 1,730,922
29,100 Mitsuboshi Belting, Ltd. 455,551
240,700 Mitsui & Company, Ltd. 3,770,203
2,500 MonotaRO Company, Ltd. 138,279
4,217 MSC Industrial Direct Company,
Inc. 293,756
66,955 National Express Group plc 129,888
9,400 Nidec Corporation 949,420
1,300 Nihon M&A Center, Inc. 76,338
2,400 Nikkon Holdings Company, Ltd. 45,933
3,400 Nishimatsu Construction
Company, Ltd. 66,045
109,000 Nitto Kogyo Corporation 2,013,537
51,442 Nobina AB
a,b
282,090
899 Nordson Corporation 173,894
14,971 Norfolk Southern Corporation 3,130,736
7,420 Old Dominion Freight Line, Inc. 1,412,545
24,105 Otis Worldwide Corporation 1,477,154
160,546 PageGroup plc
a
743,775
19,478 Parker-Hannifin Corporation 4,058,436
4,634 Quad/Graphics, Inc. 10,519
44,599 Raytheon Technologies
Corporation 2,422,618
25,600 Recruit Holdings Company, Ltd. 974,097
38,823 Redde Northgate plc 89,311
22,931 Regal-Beloit Corporation 2,262,143
320,311 RELX plc 6,338,309
1,103 Republic Services, Inc. 97,252
23,304 Ritchie Brothers Auctioneers, Inc. 1,412,922
1,947 Rockwell Automation, Inc. 461,673
3,016 Ryder System, Inc. 148,568
6,902 Saia, Inc.
a
1,019,149
16,731 Sandvik AB
a
298,232
2,500 Sanwa Holdings Corporation 28,517
72,804 Schneider Electric SE 8,846,130
83,305 SEEK, Ltd.
d
1,260,867
51,272 Signify NV
a,b
1,819,911
3,424 Simpson Manufacturing Company,
Inc. 303,777
4,260 SiteOne Landscape Supply, Inc.
a
509,027
36,845 SKF AB 754,253
200 SMC Corporation 106,381
2,107 Snap-On, Inc. 331,916
872,800 Sojitz Corporation 1,920,533
16,793 Southwest Airlines Company 663,827
524 SP Plus Corporation
a
9,657
17,080 Spirax-Sarco Engineering plc 2,496,994
2,948 Spirit Airlines, Inc.
a
51,796
1,253 SPX FLOW, Inc.
a
53,065
17,074 Standex International Corporation 1,060,125
208,000 Sumitomo Corporation 2,275,640
46,099 Summit Materials, Inc.
a
815,491
3,958 Sunrun, Inc.
a
205,895
7,100 Taikisha, Ltd. 184,904
2,800 Taisei Corporation 87,130
1,256 Teledyne Technologies, Inc.
a
388,292

Global Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
47
Shares Common Stock (81.8%) Value
Industrials (11.0%) - continued
17,259 TFI International, Inc. $ 768,448
2,320 Thermon Group Holdings, Inc.
a
23,409
28,600 Toppan Forms Company, Ltd. 274,409
9,082 Toro Company 745,632
28,314 Transcontinental, Inc. 335,356
81,691 Transurban Group 773,586
20,670 Trex Company, Inc.
a
1,437,392
18,829 TriMas Corporation
a
458,110
27,000 Tsubakimoto Chain Company 599,529
2,342 UniFirst Corporation 383,643
6,418 United Airlines Holdings, Inc.
a
217,313
22,739 United Rentals, Inc.
a
4,054,136
5,997 Valmont Industries, Inc. 851,274
4,379 Verisk Analytics, Inc. 779,331
5,979 Waste Connections, Inc. 593,834
3,746 Watsco, Inc. 839,628
28,777 Willdan Group, Inc.
a
753,094
520 Woodward, Inc. 41,366
6,268 XPO Logistics, Inc.
a
564,120
17,000 Yuasa Trading Company, Ltd. 484,310
Total 185,542,209
Information Technology (16.1%)
21,511 Adobe, Inc.
a
9,617,568
3,087 ADTRAN, Inc. 33,000
8,600 Advantest Corporation 498,138
8,749 Alliance Data Systems Corporation 450,923
15,727 Amphenol Corporation 1,774,635
36,819 Anaplan, Inc.
a
2,037,932
933 ANSYS, Inc.
a
283,977
299,440 Apple, Inc. 32,597,038
2,359 ASM International NV 336,937
20,999 ASML Holding NV 7,597,477
1,865 Aspen Technology, Inc.
a
204,796
5,304 Atlassian Corporation plc
a
1,016,352
10,666 Avalara, Inc.
a
1,589,767
3,560 Avnet, Inc. 87,825
900 Azbil Corporation 36,525
7,887 Bandwidth, Inc.
a
1,264,720
16,673 BE Semiconductor Industries NV 671,815
12,220 Benchmark Electronics, Inc. 254,543
10,171 Blackline, Inc.
a
993,503
2,559 Broadridge Financial Solutions,
Inc. 352,118
881 CACI International, Inc.
a
183,715
200 Canon Electronics, Inc. 2,759
41,000 Canon, Inc. 713,654
5,870 Capgemini SA 677,794
19,295 CDK Global, Inc. 831,615
35,073 CDW Corporation 4,299,950
1,460 Ceridian HCM Holding, Inc.
a
125,881
102,359 CGI, Inc.
a
6,351,436
210,172 Cisco Systems, Inc. 7,545,175
7,894 Cognex Corporation 520,215
5,200 Computer Engineering &
Consulting, Ltd. 74,186
157,689 Computershare, Ltd. 1,347,593
8,264 Coupa Software, Inc.
a
2,212,273
7,456 Cree, Inc.
a
474,202
5,794 CTS Corporation 160,146
12,628 Descartes Systems Group, Inc.
a
678,881
8,764 Dialog Semiconductor plc
a
334,117
9,631 DocuSign, Inc.
a
1,947,870
24,686 Dolby Laboratories, Inc. 1,853,425
1,231 Domo, Inc.
a
39,109
Shares Common Stock (81.8%) Value
Information Technology (16.1%) - continued
1,893 DSP Group, Inc.
a
$ 24,931
6,500 DTS Corporation 126,419
6,154 DXC Technology Company 113,357
23,694 Elastic NV
a
2,402,809
10,889 Endava plc ADR
a
695,807
2,481 Enphase Energy, Inc.
a
243,361
2,899 EPAM Systems, Inc.
a
895,646
4,982 ePlus, Inc.
a
336,335
16,294 Euronet Worldwide, Inc.
a
1,447,559
28,193 Eventbrite, Inc.
a
260,221
3,824 ExlService Holdings, Inc.
a
289,630
1,356 eXp World Holdings, Inc.
a
57,481
2,701 F5 Networks, Inc.
a
359,071
1,125 Fair Isaac Corporation
a
440,381
5,316 First Solar, Inc.
a
462,731
10,911 Five9, Inc.
a
1,655,417
733 FLIR Systems, Inc. 25,428
37,100 Fuji Soft, Inc. 1,984,314
1,200 Fujitsu, Ltd. 141,978
10,615 Global Payments, Inc. 1,674,410
3,323 Guidewire Software, Inc.
a
319,374
261,110 Halma plc 8,012,869
13,158 Health Catalyst, Inc.
a,c
453,688
19,200 Hitachi, Ltd. 647,123
16,800 Hoya Corporation 1,895,997
6,398 II-VI, Inc.
a
290,917
4,927 Inphi Corporation
a
688,598
3,236 InterDigital, Inc. 181,151
6,700 ITOCHU Techno-Solutions
Corporation 227,314
1,698 Jack Henry & Associates, Inc. 251,729
6,800 Japan Material Company, Ltd. 87,868
7,862 Juniper Networks, Inc. 155,039
600 Kanematsu Electronics, Ltd. 24,255
7,600 Keyence Corporation 3,449,051
82 KLA-Tencor Corporation 16,169
3,204 Lam Research Corporation 1,096,024
6,200 Lasertec Corporation 537,049
22,160 Lattice Semiconductor
Corporation
a
773,384
2,760 Lightspeed POS, Inc.
a
88,292
749 Littelfuse, Inc. 148,257
24,564 Lumentum Holdings, Inc.
a
2,031,197
1,434 Manhattan Associates, Inc.
a
122,607
1,777 ManTech International Corporation 115,292
47,917 MasterCard, Inc. 13,830,763
1,609 MaxLinear, Inc.
a
42,542
37,659 Medallia, Inc.
a,c
1,071,399
540 Microchip Technology, Inc. 56,743
181,528 Microsoft Corporation 36,753,974
1,991 MicroStrategy, Inc.
a
332,636
16,893 MKS Instruments, Inc. 1,831,032
12,785 Monolithic Power Systems, Inc. 4,086,086
1,147 Motorola Solutions, Inc. 181,295
9,258 MTS Systems Corporation 224,784
5,600 Murata Manufacturing Company,
Ltd. 392,721
106,000 NEC Networks & System
Integration Corporation 1,838,082
338 NetApp, Inc. 14,835
4,585 Nice, Ltd. ADR
a
1,046,572
8,137 Nova Measuring Instruments, Ltd.
a
452,661
4,297 Novanta, Inc.
a
467,170
5,400 NS Solutions Corporation 158,137
9,100 NSD Company, Ltd. 159,838

Global Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
48
Shares Common Stock (81.8%) Value
Information Technology (16.1%) - continued
2,900 NTT Data Corporation $ 32,730
23,191 NVIDIA Corporation 11,627,040
1,500 OBIC Company, Ltd. 265,565
4,238 Okta, Inc.
a
889,260
46,731 Oracle Corporation 2,622,076
6,400 Oracle Corporation Japan 639,617
5,500 Otsuka Corporation 252,734
5,490 Palo Alto Networks, Inc.
a
1,214,333
40 Paylocity Holding Corporation
a
7,421
52,695 PayPal Holdings, Inc.
a
9,808,120
1,553 Progress Software Corporation 56,483
3,683 Proofpoint, Inc.
a
352,610
8,360 Q2 Holdings, Inc.
a
762,766
4,906 QAD, Inc. 205,267
5,547 Qorvo, Inc.
a
706,466
35,031 QUALCOMM, Inc. 4,321,424
644 Qualys, Inc.
a
56,575
3,200 Rakus Company, Ltd. 62,885
8,300 Renesas Electronics Corporation
a
68,514
4,343 Rogers Corporation
a
526,458
17,700 Ryoyo Electro Corporation 488,234
38,847 Sabre Corporation 253,282
16,174 SailPoint Technologies Holdings,
Inc.
a
671,383
12,990 Salesforce.com, Inc.
a
3,017,187
3,146 Samsung Electronics Company,
Ltd. GDR 3,968,903
5,567 SAP SE 593,911
4,651 ScanSource, Inc.
a
93,485
3,181 Semtech Corporation
a
174,605
21,990 ServiceNow, Inc.
a
10,941,564
2,238 Silicon Laboratories, Inc.
a
229,305
285 Solaredge Technology, Ltd.
a
73,442
38,688 Square, Inc.
a
5,991,997
40,539 STMicroelectronics NV ADR
c
1,238,061
2,180 SYNNEX Corporation 286,975
1,483 Synopsys, Inc.
a
317,154
5,435 TE Connectivity, Ltd. 526,543
3,813 Technology One, Ltd. 24,070
34,210 Texas Instruments, Inc. 4,946,424
5,327 Thomson Reuters Corporation 414,149
19,600 TIS, Inc. 374,853
9,400 Tokyo Electron, Ltd. 2,523,062
229 Tyler Technologies, Inc.
a
88,023
3,567 VeriSign, Inc.
a
680,227
28,512 Visa, Inc. 5,180,916
9,918 VMware, Inc.
a,c
1,276,744
13,097 Workiva, Inc.
a
724,395
964 Zendesk, Inc.
a
106,946
7,387 Zscaler, Inc.
a
1,002,785
Total 270,952,354
Materials (4.5%)
4,298 AdvanSix, Inc.
a
65,416
32,700 Air Liquide SA 4,781,977
84,500 Air Water, Inc. 1,207,320
5,562 AptarGroup, Inc. 634,569
2,308 Avery Dennison Corporation 319,404
87,507 Axalta Coating Systems, Ltd.
a
2,197,301
266 Balchem Corporation 26,587
24,759 Barrick Gold Corporation 661,950
68,111 BHP Group, Ltd. 1,632,728
11,738 Buzzi Unicem SPA 253,984
4,334 Cabot Corporation 164,735
1,986 Carpenter Technology Corporation 34,715
Shares Common Stock (81.8%) Value
Materials (4.5%) - continued
2,143 Celanese Corporation $ 243,252
38,540 Centamin plc 61,982
84,461 CF Industries Holdings, Inc. 2,331,968
17,685 Chemours Company 356,176
931 Christian Hansen Holding AS 93,947
31,089 Croda International plc 2,429,898
62,818 Eastman Chemical Company 5,078,207
20,095 Ecolab, Inc. 3,689,241
1,289 EMS-CHEMIE Holding AG 1,133,777
3,067 Eramet SA
a
81,453
32,843 First Quantum Minerals, Ltd. 377,412
1,764 FMC Corporation 181,233
512 Givaudan SA 2,087,905
101,151 Granges AB
a
912,397
153,919 Hexpol AB
a
1,355,623
120,194 Hochschild Mining plc
a
342,863
14,076 Holmen AB 533,050
2,162 IAMGOLD Corporation
a
7,935
4,355 IMCD NV 504,051
2,925 Ingevity Corporation
a
160,524
9,206 Innospec, Inc. 608,885
49 Kadant, Inc. 5,641
11,444 Kaiser Aluminum Corporation 720,171
28,620 Kirkland Lake Gold, Ltd. 1,303,936
55,853 Koninklijke DSM NV 8,932,399
1,927 Kraton Performance Polymers,
Inc.
a
54,534
79,400 Kyoei Steel, Ltd. 999,677
10,400 Lintec Corporation 230,546
24,010 Louisiana-Pacific Corporation 686,206
10,377 Martin Marietta Materials, Inc. 2,763,914
4,385 Materion Corporation 224,468
5,700 Minerals Technologies, Inc. 311,733
12,909 Myers Industries, Inc. 185,115
9,871 Neenah, Inc. 371,446
1,200 Nippon Steel Trading Corporation 34,204
6,545 Novozymes AS 393,624
48,370 Nucor Corporation 2,310,151
6,425 O-I Glass, Inc. 60,588
12,033 Olin Corporation 199,146
1,818 Olympic Steel, Inc. 20,743
5,457 PPG Industries, Inc. 707,882
7,611 Quaker Chemical Corporation 1,452,103
54,325 Ramelius Resources, Ltd. 74,167
373 Reliance Steel & Aluminum
Company 40,653
24,432 Rio Tinto plc 1,381,914
26,998 Rio Tinto, Ltd. 1,756,321
1,658 RPM International, Inc. 140,383
7,354 Ryerson Holding Corporation
a
57,876
202,558 Sandfire Resources, Ltd. 630,334
1,456 Scotts Miracle-Gro Company 218,473
4,466 Sensient Technologies Corporation 292,210
4,600 Shin-Etsu Chemical Company, Ltd. 614,408
16,366 Sika AG 4,026,117
69,863 Silver Lake Resources, Ltd.
a
104,621
5,811 Steel Dynamics, Inc. 182,930
222,400 Sumitomo Chemical Company,
Ltd. 727,511
26,651 Symrise AG 3,286,335
13,500 Taiyo Holdings Company, Ltd. 706,762
58,600 Toagosei Company, Ltd. 620,432
335,500 Toray Industries, Inc. 1,518,106
39,700 Ube Industries, Ltd. 681,567
7,765 United States Steel Corporation 75,010

Global Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
49
Shares Common Stock (81.8%) Value
Materials (4.5%) - continued
1,257 W. R. Grace & Company $ 54,667
3,733 Wacker Chemie AG 360,129
1,854 Worthington Industries, Inc. 91,235
32,862 Yara International ASA 1,150,021
Total 75,312,874
Real Estate (3.4%)
29,401 Agree Realty Corporation 1,824,920
70,030 Alstria Office REIT AG 891,453
47,596 American Campus Communities,
Inc. 1,782,946
20,852 American Tower Corporation 4,788,662
5,794 Apartment Investment &
Management Company 184,829
8,218 Armada Hoffler Properties, Inc. 74,044
993,488 Ascendas REIT 2,096,381
2,719 Ashford Hospitality Trust, Inc. 3,508
11,600 AvalonBay Communities, Inc. 1,613,908
466 Bluegreen Vacations Holding
Corporations 3,798
138 Bluerock Residential Growth REIT,
Inc. 1,195
12,178 Camden Property Trust 1,123,299
8,758 CareTrust REIT, Inc. 149,762
60,187 Castellum AB 1,253,133
25,013 CBL & Associates Properties, Inc.
a
3,777
55,383 CBRE Group, Inc.
a
2,791,303
29,663 Cedar Realty Trust, Inc. 28,180
50,997 Choice Properties REIT 460,477
1,898 Cofinimmo SA 257,950
4,200 Colony Credit Real Estate, Inc. 22,008
4,750 Columbia Property Trust, Inc. 50,255
3,419 Community Healthcare Trust, Inc. 158,300
3,538 Corepoint Lodging, Inc. 16,912
1,351 CoreSite Realty Corporation 161,255
2,455 CoStar Group, Inc.
a
2,021,963
38,687 Cushman and Wakefield plc
a
453,412
31 CyrusOne, Inc. 2,203
16,100 Daito Trust Construction Company,
Ltd. 1,464,539
9,405 Diversified Healthcare Trust 27,228
2,154 EastGroup Properties, Inc. 286,654
20,053 Entra ASA
b
262,153
5,850 EPR Properties 139,464
4,794 Equity Lifestyle Properties, Inc. 283,757
30,570 Essential Properties Realty Trust,
Inc. 505,016
1,236 Essex Property Trust, Inc. 252,873
4,680 Farmland Partners, Inc. 30,139
26,886 First Industrial Realty Trust, Inc. 1,070,332
6,139 FirstService Corporation 823,608
2,326 FirstService Corporation 311,897
16,946 Four Corners Property Trust, Inc. 429,412
19 Frontier Real Estate Investment
Corporation 63,610
33 Fukuoka REIT Corporation 40,004
7,032 Gaming and Leisure Properties,
Inc. 255,613
6,238 Getty Realty Corporation 163,935
4,324 Gladstone Commercial
Corporation 70,265
401 Gladstone Land Corporation 5,562
4,082 Global Medical REIT, Inc. 50,739
10,843 Granite REIT 607,950
23 Hankyu REIT, Inc. 25,415
Shares Common Stock (81.8%) Value
Real Estate (3.4%) - continued
10,399 Healthcare Realty Trust, Inc. $ 289,092
116,082 Host Hotels & Resorts, Inc. 1,216,539
89,000 Hysan Development Company,
Ltd. 283,740
12,724 Industrial Logistics Properties Trust 244,046
1,430 Innovative Industrial Properties,
Inc. 166,781
462 Invesco Office J-Reit, Inc. 57,315
2,186 Investors Real Estate Trust 147,358
3,637 Iron Mountain, Inc. 94,780
212 Japan Hotel REIT Investment
Corporation 102,664
38 Japan Prime Realty Investment
Corporation 102,697
3,940 Jones Lang LaSalle, Inc. 444,668
26,037 Kilroy Realty Corporation 1,225,822
13,835 Kungsleden AB 117,401
1,179 Lamar Advertising Company 73,051
2,581 LEG Immobilien AG 348,828
6,094 Lexington Realty Trust 60,513
259,200 Mapletree Commercial Trust 326,819
36,888 Medical Properties Trust, Inc. 657,344
1,212 MGM Growth Properties LLC 32,057
147 Mori Trust Sogo REIT, Inc. 175,577
949 National Health Investors, Inc. 53,191
15,184 National Retail Properties, Inc. 486,040
37,905 National Storage Affiliates Trust 1,284,600
22,247 New Residential Investment
Corporation 166,853
8,252 New Senior Investment Group, Inc. 32,265
8,986 NexPoint Residential Trust, Inc. 398,260
139 Nomura Real Estate Master Fund,
Inc. 165,987
8,367 Omega Healthcare Investors, Inc. 241,053
3,803 One Liberty Properties, Inc. 58,680
3,810 Physicians Realty Trust 64,237
2,882 PotlatchDeltic Corporation 119,747
7,813 Preferred Apartment Communities,
Inc. 42,190
43,884 PSP Swiss Property AG 5,306,717
108,173 Quebecor, Inc. 2,509,666
4,823 Realty Income Corporation 279,059
12,597 Rexford Industrial Realty, Inc. 585,257
605 RMR Group, Inc. 16,129
181,000 Road King Infrastructure, Ltd. 215,269
27,031 Sabra Health Care REIT, Inc. 355,728
3,385 SBA Communications Corporation 982,902
48,689 Service Properties Trust 351,048
10,170 Spirit Realty Capital, Inc. 305,609
9,646 STAG Industrial, Inc. 300,184
9,838 Store Capital Corporation 252,837
164,511 TAG Immobilien AG 4,848,061
7,671 UDR, Inc. 239,642
3,819 UMH Properties, Inc. 52,053
13,795 Unibail-Rodamco-Westfield 558,432
163 United Urban Investment
Corporation 174,030
12,554 Uniti Group, Inc. 110,726
160 Universal Health Realty Income
Trust 8,555
33,034 Waypoint REIT, Ltd. 62,247
421,100 Wing Tai Holdings, Ltd. 551,892
2,788 WP Carey, Inc. 174,557
Total 56,910,793

Global Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
50
Shares Common Stock (81.8%) Value
Utilities (0.9%)
1,906 ALLETE, Inc. $ 98,311
4,575 Artesian Resources Corporation 161,177
2,537 Black Hills Corporation 143,746
486 Chesapeake Utilities Corporation 47,244
4,063 Consolidated Water Company,
Ltd. 40,874
2,274 DTE Energy Company 280,657
38,415 Duke Energy Corporation 3,538,406
100,053 Enagas SA 2,159,514
43,433 Enel SPA 345,313
18,040 Entergy Corporation 1,826,009
1,719 Essential Utilities, Inc. 70,823
43,948 Exelon Corporation 1,753,086
45,683 FirstEnergy Corporation 1,357,699
4,291 Hawaiian Electric Industries, Inc. 141,775
2,127 IDACORP, Inc. 186,602
532 Middlesex Water Company 34,122
1,746 National Fuel Gas Company 69,770
7,322 New Jersey Resources
Corporation 213,656
18,748 NextEra Energy, Inc. 1,372,541
6,857 Northland Power, Inc. 221,773
990 Northwest Natural Holding
Company 43,995
7,125 OGE Energy Corporation 219,236
2,328 Otter Tail Corporation 89,279
1,331 South Jersey Industries, Inc. 25,648
2,905 Southwest Gas Holdings, Inc. 190,917
2,399 Spire, Inc. 134,440
10,223 UGI Corporation 330,612
1,791 Unitil Corporation 61,879
Total 15,159,104
Total Common Stock
(cost $1,155,023,453) 1,377,395,603
Shares
Registered Investment
Companies ( 3.8% ) Value
Unaffiliated  (0.6%)
28,108 SPDR S&P 500 ETF Trust 9,178,386
8,178 SPDR S&P Regional Banking ETF 336,525
Total 9,514,911
Affiliated  (3.2%)
5,255,499 Thrivent Core Emerging Markets
Equity Fund
a
54,446,965
Total 54,446,965
Total Registered Investment
Companies (cost $61,317,263) 63,961,876
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
12,847,965 Thrivent Cash Management Trust 12,847,965
Total Collateral Held for
Securities Loaned
(cost $12,847,965) 12,847,965
Shares or
Principal
Amount Short-Term Investments ( 14.4% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.075%, 11/4/2020
e,f
$ 100,000
7,700,000 0.090%, 11/6/2020
e,f
7,699,932
1,100,000 0.060%, 11/10/2020
e,f
1,099,980
800,000 0.080%, 11/12/2020
e,f
799,982
6,100,000 0.070%, 11/18/2020
e,f
6,099,783
9,200,000 0.070%, 11/19/2020
e,f
9,199,652
700,000 0.060%, 12/8/2020
e,f
699,937
4,000,000 0.081%, 12/9/2020
e,f
3,999,630
4,700,000 0.055%, 12/10/2020
e,f
4,699,553
7,900,000 0.075%, 12/22/2020
e,f
7,899,013
500,000 0.092%, 12/28/2020
e,f
499,930
3,800,000 0.095%, 1/6/2021
e,f
3,799,314
2,100,000 0.060%, 1/12/2021
e,f
2,099,586
Thrivent Core Short-Term Reserve
Fund
19,447,657 0.290% 194,476,568
Total Short-Term Investments
(cost $243,112,482) 243,172,860
Total Investments (cost
$1,472,301,163) 100.8% $1,697,378,304
Other Assets and Liabilities, Net
(0.8%) (13,044,186)
Total Net Assets 100.0% $1,684,334,118
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $16,707,241 or
1.0% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
October 31, 2020:
Securities Lending Transactions
Common Stock $ 12,125,158
Total lending $12,125,158
Gross amount payable upon return of
collateral for securities loaned $12,847,965
Net amounts due to counterparty
$722,807

Global Stock Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
51
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

High Yield Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
52
Principal
Amount Bank Loans ( 2.9% )
a
Value
Capital Goods (0.9%)
Mauser Packaging Solutions
Holding Company, Term Loan
$ 2,340,806
3.480%,  (LIBOR 3M +
3.250%), 4/3/2024
b
$ 2,182,801
Navistar, Inc., Term Loan
3,673,889
3.650%,  (LIBOR 1M +
3.500%), 11/6/2024
b
3,632,558
Vertiv Group Corporation, Term
Loan
1,721,350
3.148%,  (LIBOR 1M +
3.000%), 3/2/2027
b
1,687,353
Total 7,502,712
Consumer Cyclical (0.9%)
Cengage Learning, Inc., Term
Loan
3,618,187
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
3,226,989
Golden Nugget, LLC, Term Loan
1,203,224
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
1,057,333
Staples, Inc., Term Loan
3,266,088
5.251%,  (LIBOR 3M +
5.000%), 4/12/2026
b
2,989,287
Total 7,273,609
Consumer Non-Cyclical (0.6%)
Bellring Brands, LLC, Term Loan
3,328,544
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
3,336,033
Endo International plc, Term Loan
1,633,631
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
1,547,865
Total 4,883,898
Energy (0.1%)
Chesapeake Energy Corporation,
Term Loan
975,000
9.000%,  (LIBOR 3M +
8.000%), 6/23/2024
b,e
678,844
Total 678,844
Technology (0.4%)
Rackspace Technology Global,
Inc., Term Loan
2,920,000
4.000%,  (LIBOR 2M +
3.000%), 11/3/2023
b,c,d
2,851,030
Total 2,851,030
Total Bank Loans
(cost $23,960,942) 23,190,093
Principal
Amount Long-Term Fixed Income ( 91.8% ) Value
Basic Materials (6.2%)
Alcoa, Inc.
1,495,000 5.125%,  10/1/2024 1,570,602
Big River Steel, LLC
1,460,000 6.625%,  1/31/2029
f
1,503,800
Principal
Amount Long-Term Fixed Income (91.8%) Value
Basic Materials (6.2%) - continued
Cleveland-Cliffs, Inc.
$ 3,745,000 5.750%,  3/1/2025
g
$ 3,618,606
1,750,000 9.875%,  10/17/2025
f
2,001,563
First Quantum Minerals, Ltd.
3,955,000 7.250%,  4/1/2023
f
3,974,775
1,960,000 6.875%,  3/1/2026
f
1,945,300
Freeport-McMoRan, Inc.
1,265,000 4.125%,  3/1/2028 1,291,091
3,310,000 4.250%,  3/1/2030 3,477,552
1,215,000 5.450%,  3/15/2043 1,386,400
Grinding Media, Inc.
3,080,000 7.375%,  12/15/2023
f
3,110,800
Krayton Polymers, LLC
2,425,000 7.000%,  4/15/2025
f
2,500,781
Mercer International, Inc.
1,180,000 7.375%,  1/15/2025 1,199,918
1,435,000 5.500%,  1/15/2026 1,359,663
Methanex Corporation
1,753,000 4.250%,  12/1/2024 1,756,506
2,440,000 5.125%,  10/15/2027 2,484,652
Midwest Vanadium, Pty. Ltd.
2,862,131 11.500%,  2/15/2018
*, h,i
5,009
Norbord, Inc.
1,430,000 5.750%,  7/15/2027
f
1,501,500
Novelis Corporation
2,130,000 5.875%,  9/30/2026
f
2,197,904
2,010,000 4.750%,  1/30/2030
f
2,038,371
OCI NV
3,170,000 4.625%,  10/15/2025
f
3,210,259
Olin Corporation
2,450,000 5.625%,  8/1/2029 2,532,663
3,005,000 5.000%,  2/1/2030 3,027,538
Peabody Securities Finance
Corporation
1,950,000 6.000%,  3/31/2022
f,g
892,125
Venator Finance SARL
1,950,000 5.750%,  7/15/2025
f
1,677,000
Total 50,264,378
Capital Goods (10.0%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,436,814
0.000%,PIK 1.500%,
4/26/2024
*,j
25,776
Advanced Disposal Services, Inc.
2,845,000 5.625%,  11/15/2024
f
2,911,032
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
f
2,469,457
AECOM
1,035,000 5.875%,  10/15/2024 1,138,500
3,005,000 5.125%,  3/15/2027 3,286,568
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
f
1,973,437
2,370,000 4.625%,  5/15/2030
f
2,441,100
Arconic Rolled Products
Corporation
1,100,000 6.125%,  2/15/2028
f
1,158,998
Arconic , Inc.
1,495,000 5.900%,  2/1/2027 1,640,762

High Yield Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
53
Principal
Amount Long-Term Fixed Income (91.8%) Value
Capital Goods (10.0%) - continued
ARD Finance SA
$ 2,000,000 6.500%,  6/30/2027
f
$ 2,032,500
Ardagh Packaging Finance plc
5,005,000 5.250%,  8/15/2027
f
5,153,699
Berry Global, Inc.
1,610,000 4.500%,  2/15/2026
f,g
1,631,510
Berry Plastics Corporation
1,687,000 5.125%,  7/15/2023
g
1,707,666
Bombardier, Inc.
2,555,000 7.500%,  3/15/2025
f
1,858,762
1,950,000 7.875%,  4/15/2027
f
1,420,516
BWAY Holding Company
2,895,000 7.250%,  4/15/2025
f
2,792,807
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
f
3,173,836
Cornerstone Building Brands, Inc.
1,465,000 6.125%,  1/15/2029
f
1,496,571
Covanta Holding Corporation
940,000 6.000%,  1/1/2027 978,954
970,000 5.000%,  9/1/2030 991,825
Crown Cork & Seal Company, Inc.
2,790,000 7.375%,  12/15/2026 3,342,727
Flex Acquisition Company, Inc.
2,995,000 6.875%,  1/15/2025
f
2,946,331
700,000 7.875%,  7/15/2026
f
707,280
GFL Environmental, Inc.
1,674,000 7.000%,  6/1/2026
f,g
1,745,145
H&E Equipment Services, Inc.
1,729,000 5.625%,  9/1/2025 1,793,838
Howmet Aerospace, Inc.
2,000,000 6.875%,  5/1/2025 2,225,000
IAA Spinco , Inc.
1,100,000 5.500%,  6/15/2027
f
1,156,375
Jeld-Wen , Inc.
1,100,000 6.250%,  5/15/2025
f
1,174,250
2,430,000 4.875%,  12/15/2027
f
2,508,975
New Enterprise Stone & Lime
Company, Inc.
1,855,000 6.250%,  3/15/2026
f
1,917,606
Owens-Brockway Glass Container,
Inc.
2,880,000 5.875%,  8/15/2023
f
3,030,120
Reynolds Group Issuer, Inc.
174,000 5.125%,  7/15/2023
f
176,175
SRM Escrow Issuer, LLC
2,435,000 6.000%,  11/1/2028
d,f
2,435,000
Summit Materials, LLC
1,000,000 5.250%,  1/15/2029
f
1,030,000
TransDigm , Inc.
4,255,000 6.250%,  3/15/2026
f
4,435,838
U.S. Concrete, Inc.
2,440,000 5.125%,  3/1/2029
f
2,482,700
United Rentals North America, Inc.
3,960,000 5.875%,  9/15/2026 4,167,405
1,710,000 3.875%,  2/15/2031 1,727,100
WESCO Distribution, Inc.
1,220,000 7.250%,  6/15/2028
f
1,335,522
Total 80,621,663
Principal
Amount Long-Term Fixed Income (91.8%) Value
Communications Services (16.6%)
CCO Holdings, LLC
$ 3,250,000 5.375%,  6/1/2029
f
$ 3,518,125
3,760,000 4.750%,  3/1/2030
f
3,954,956
4,605,000 4.500%,  8/15/2030
f
4,783,444
2,000,000 4.250%,  2/1/2031
f
2,045,000
CCOH Safari, LLC
5,095,000 5.750%,  2/15/2026
f
5,281,783
Cengage Learning, Inc.
1,495,000 9.500%,  6/15/2024
f
1,200,051
CSC Holdings, LLC
5,210,000 6.500%,  2/1/2029
f
5,780,599
1,800,000 4.125%,  12/1/2030
f
1,830,204
5,500,000 4.625%,  12/1/2030
f
5,498,515
Cumulus Media New Holdings,
Inc.
2,445,000 6.750%,  7/1/2026
f
2,273,850
Embarq Corporation
4,975,000 7.995%,  6/1/2036 5,833,187
Entercom Media Corporation
3,415,000 6.500%,  5/1/2027
f
2,971,323
Front Range BidCo , Inc.
1,540,000 4.000%,  3/1/2027
f
1,511,502
2,020,000 6.125%,  3/1/2028
f
2,037,675
GCI, LLC
3,040,000 4.750%,  10/15/2028
f
3,137,888
LCPR Senior Secured Financing
DAC
3,700,000 6.750%,  10/15/2027
f
3,931,250
Level 3 Financing, Inc.
5,080,000 5.375%,  5/1/2025 5,224,729
1,600,000 5.250%,  3/15/2026 1,651,840
Lions Gate Capital Holdings, LLC
1,950,000 5.875%,  11/1/2024
f
1,833,000
Meredith Corporation
2,410,000 6.875%,  2/1/2026 1,997,288
Netflix, Inc.
2,925,000 4.875%,  4/15/2028 3,289,748
Nielsen Finance, LLC
1,705,000 5.625%,  10/1/2028
f
1,764,675
Qualitytech , LP
3,260,000 4.750%,  11/15/2025
f
3,378,175
Scripps Escrow, Inc.
2,190,000 5.875%,  7/15/2027
f
2,129,775
SFR Group SA
2,450,000 7.375%,  5/1/2026
f
2,557,188
Sinclair Television Group, Inc.
1,430,000 5.875%,  3/15/2026
f
1,407,377
730,000 5.125%,  2/15/2027
f
686,656
Sirius XM Radio, Inc.
3,200,000 4.625%,  7/15/2024
f
3,299,840
2,440,000 5.500%,  7/1/2029
f
2,655,818
4,885,000 4.125%,  7/1/2030
f
5,021,829
Sprint Capital Corporation
1,955,000 6.875%,  11/15/2028 2,470,631
1,705,000 8.750%,  3/15/2032 2,551,464
Sprint Corporation
1,960,000 7.125%,  6/15/2024 2,254,392
7,760,000 7.625%,  2/15/2025 9,156,801
TEGNA, Inc.
2,925,000 4.625%,  3/15/2028
f
2,897,213

High Yield Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
54
Principal
Amount Long-Term Fixed Income (91.8%) Value
Communications Services (16.6%) - continued
Terrier Media Buyer, Inc.
$ 1,510,000 8.875%,  12/15/2027
f
$ 1,543,590
United States Cellular Corporation
2,626,000 6.700%,  12/15/2033 3,458,691
Univision Communications, Inc.
4,380,000 6.625%,  6/1/2027
f
4,429,275
VTR Comunicaciones SPA
980,000 5.125%,  1/15/2028
f
1,033,900
YPSO Finance BIS SA
2,540,000 10.500%,  5/15/2027
f
2,800,350
Ziggo Bond Company BV
1,680,000 5.125%,  2/28/2030
f
1,726,200
Ziggo BV
3,415,000 5.500%,  1/15/2027
f
3,543,063
3,280,000 4.875%,  1/15/2030
f
3,400,950
Total 133,753,810
Consumer Cyclical (17.0%)
1011778 B.C., ULC
3,510,000 4.375%,  1/15/2028
f
3,553,875
Allied Universal Holdco, LLC
1,465,000 6.625%,  7/15/2026
f
1,532,756
Allison Transmission, Inc.
3,680,000 5.000%,  10/1/2024
f
3,712,936
American Axle & Manufacturing,
Inc.
1,945,000 6.500%,  4/1/2027 1,959,587
Brookfield Residential Properties,
Inc.
3,260,000 6.250%,  9/15/2027
f
3,340,522
Carnival Corporation
1,460,000 11.500%,  4/1/2023
f
1,613,300
240,000 10.500%,  2/1/2026
f
261,000
Cedar Fair, LP
2,500,000 5.250%,  7/15/2029 2,268,750
Colt Merger Sub, Inc.
4,890,000 6.250%,  7/1/2025
f
5,020,783
Dana Financing Luxembourg
SARL
3,575,000 6.500%,  6/1/2026
f
3,709,062
Expedia Group, Inc.
2,300,000 6.250%,  5/1/2025
f
2,529,083
Ford Motor Company
1,000,000 9.625%,  4/22/2030
g
1,342,500
5,360,000 7.450%,  7/16/2031 6,385,100
Ford Motor Credit Company, LLC
6,835,000 5.125%,  6/16/2025 7,124,052
2,490,000 4.134%,  8/4/2025 2,473,342
Hanesbrands, Inc.
3,805,000 4.875%,  5/15/2026
f
4,115,222
Herc Holdings, Inc.
4,680,000 5.500%,  7/15/2027
f
4,811,625
Hertz Corporation
1,463,000 7.625%,  6/1/2022
f,h,i
1,309,385
Hilton Domestic Operating
Company, Inc.
1,950,000 4.875%,  1/15/2030 2,006,062
Hilton Escrow Issuer, LLC
2,010,000 4.250%,  9/1/2024 1,998,945
Principal
Amount Long-Term Fixed Income (91.8%) Value
Consumer Cyclical (17.0%) - continued
International Game Technology plc
$ 1,500,000 6.250%,  1/15/2027
f
$ 1,593,750
550,000 5.250%,  1/15/2029
f
544,500
KAR Auction Services, Inc.
2,430,000 5.125%,  6/1/2025
f
2,448,225
KB Home
1,870,000 6.875%,  6/15/2027 2,206,600
1,990,000 4.800%,  11/15/2029 2,149,200
L Brands, Inc.
1,220,000 6.875%,  7/1/2025
f
1,307,816
1,705,000 6.625%,  10/1/2030
f
1,790,250
Landry's, Inc.
1,385,000 6.750%,  10/15/2024
f
1,172,776
Lennar Corporation
1,370,000 4.500%,  4/30/2024 1,476,346
1,510,000 4.750%,  5/30/2025 1,656,689
3,035,000 4.750%,  11/29/2027 3,467,487
Levi Strauss & Company
4,200,000 5.000%,  5/1/2025 4,305,000
Marriott International
1,000,000 4.625%,  6/15/2030 1,066,627
Mattamy Group Corporation
3,515,000 5.250%,  12/15/2027
f
3,717,112
1,300,000 4.625%,  3/1/2030
f
1,319,500
New Red Finance, Inc.
1,132,000 5.000%,  10/15/2025
f
1,160,413
2,200,000 4.000%,  10/15/2030
f
2,186,250
PGT Escrow Issuer, Inc.
2,805,000 6.750%,  8/1/2026
f
2,966,288
Prime Security Services Borrower,
LLC
4,530,000 5.750%,  4/15/2026
f
4,824,450
2,730,000 3.375%,  8/31/2027
f
2,634,450
1,050,000 6.250%,  1/15/2028
f
1,061,004
Royal Caribbean Cruises, Ltd.
2,435,000 9.125%,  6/15/2023
f
2,535,444
Scientific Games International, Inc.
2,350,000 5.000%,  10/15/2025
f
2,358,813
2,700,000 7.250%,  11/15/2029
f
2,678,184
SeaWorld Parks and
Entertainment, Inc.
1,950,000 9.500%,  8/1/2025
f
2,047,500
Service Corporation International
970,000 3.375%,  8/15/2030 983,338
Service Properties Trust
2,925,000 7.500%,  9/15/2025 3,065,596
ServiceMaster Company, LLC
2,440,000 5.125%,  11/15/2024
f
2,504,660
Six Flags Entertainment
Corporation
1,565,000 4.875%,  7/31/2024
f
1,454,261
Six Flags Theme Parks, Inc.
1,000,000 7.000%,  7/1/2025
f
1,058,750
Staples, Inc.
2,725,000 7.500%,  4/15/2026
f
2,547,875
Stars Group Holdings BV
2,300,000 7.000%,  7/15/2026
f
2,431,388
Uber Technologies, Inc.
1,460,000 6.250%,  1/15/2028
f
1,480,075
Wyndham Destinations, Inc.
1,710,000 6.625%,  7/31/2026
f
1,819,355

High Yield Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
55
Principal
Amount Long-Term Fixed Income (91.8%) Value
Consumer Cyclical (17.0%) - continued
Wyndham Hotels & Resorts, Inc.
$ 1,460,000 4.375%,  8/15/2028
f
$ 1,451,123
Yum! Brands, Inc.
1,910,000 5.250%,  6/1/2026
f
1,973,651
630,000 4.750%,  1/15/2030
f
675,807
Total 137,188,440
Consumer Non-Cyclical (14.1%)
Albertson's Companies, Inc.
1,460,000 7.500%,  3/15/2026
f
1,617,680
1,830,000 4.625%,  1/15/2027
f
1,898,625
4,230,000 5.875%,  2/15/2028
f
4,473,225
2,600,000 3.500%,  3/15/2029
f
2,522,260
Bausch Health Companies, Inc.
3,285,000 5.000%,  1/30/2028
f
3,246,828
1,975,000 7.250%,  5/30/2029
f
2,126,344
625,000 5.250%,  1/30/2030
f
614,063
Centene Corporation
1,970,000 5.375%,  6/1/2026
f
2,072,854
1,450,000 4.250%,  12/15/2027 1,526,125
1,705,000 4.625%,  12/15/2029 1,856,293
2,190,000 3.375%,  2/15/2030 2,274,687
Cooke Omega Investments, Inc.
2,445,000 8.500%,  12/15/2022
f
2,518,350
DaVita, Inc.
3,910,000 4.625%,  6/1/2030
f
3,977,037
1,950,000 3.750%,  2/15/2031
f
1,874,438
Dole Food Company, Inc.
2,915,000 7.250%,  6/15/2025
f
2,915,000
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
f
1,534,431
Encompass Health Corporation
3,185,000 4.500%,  2/1/2028 3,261,822
Energizer Holdings, Inc.
1,100,000 7.750%,  1/15/2027
f
1,193,500
3,560,000 4.750%,  6/15/2028
f
3,663,667
HCA, Inc.
3,495,000 5.375%,  2/1/2025 3,870,118
1,970,000 5.875%,  2/1/2029 2,317,685
Herbalife Nutrition, Ltd.
3,420,000 7.875%,  9/1/2025
f
3,626,226
Illumina, Inc.
2,435,000 9.000%,  7/1/2028
f
2,605,450
JBS Investments II GmbH
2,440,000 5.750%,  1/15/2028
f
2,563,525
JBS USA, LLC
2,960,000 5.500%,  1/15/2030
f
3,219,000
Kash N Karry Food Stores, Inc.
1,945,000 5.625%,  10/15/2028
f
1,981,566
Kraft Heinz Foods Company
2,620,000 3.875%,  5/15/2027
f
2,769,060
2,490,000 3.750%,  4/1/2030
f
2,613,159
2,440,000 4.875%,  10/1/2049
f
2,569,362
Mattel, Inc.
2,015,000 5.875%,  12/15/2027
f
2,186,275
Molina Healthcare, Inc.
1,370,000 4.375%,  6/15/2028
f
1,404,250
MPH Acquisition Holdings, LLC
2,435,000 5.750%,  11/1/2028
f
2,386,300
Principal
Amount Long-Term Fixed Income (91.8%) Value
Consumer Non-Cyclical (14.1%) - continued
Ortho-Clinical Diagnostics, Inc.
$ 2,480,000 7.250%,  2/1/2028
f
$ 2,591,600
Par Pharmaceutical, Inc.
2,450,000 7.500%,  4/1/2027
f
2,597,000
Pilgrim's Pride Corporation
2,985,000 5.750%,  3/15/2025
f
3,055,894
Simmons Foods, Inc.
1,685,000 5.750%,  11/1/2024
f
1,670,256
Spectrum Brands, Inc.
3,200,000 5.750%,  7/15/2025 3,292,000
820,000 5.000%,  10/1/2029
f
869,200
730,000 5.500%,  7/15/2030
f
781,100
Tenet Healthcare Corporation
7,470,000 4.875%,  1/1/2026
f
7,577,797
3,960,000 5.125%,  11/1/2027
f
4,077,612
Teva Pharmaceutical Finance
Netherlands III BV
2,655,000 3.150%,  10/1/2026 2,336,400
United Natural Foods, Inc.
2,430,000 6.750%,  10/15/2028
f
2,460,375
VRX Escrow Corporation
3,075,000 6.125%,  4/15/2025
f
3,161,100
Total 113,749,539
Energy (9.8%)
Antero Resources Corporation
1,590,000 5.625%,  6/1/2023
g
1,335,600
Apache Corporation
380,000 4.625%,  11/15/2025 361,000
1,465,000 4.375%,  10/15/2028
g
1,346,481
2,200,000 5.100%,  9/1/2040 2,019,633
Buckeye Partners, LP
3,735,000 4.125%,  12/1/2027 3,510,900
1,530,000 4.500%,  3/1/2028
f
1,453,500
Cenovus Energy, Inc.
1,220,000 5.375%,  7/15/2025 1,285,575
Centennial Resource Production,
LLC
3,480,000 5.375%,  1/15/2026
f
1,278,900
Cheniere Energy Partners, LP
2,655,000 5.625%,  10/1/2026 2,721,375
5,515,000 4.500%,  10/1/2029 5,622,653
Comstock Resources, Inc.
1,460,000 9.750%,  8/15/2026 1,538,475
Continental Resources, Inc.
1,460,000 4.500%,  4/15/2023 1,398,125
CrownRock Finance, Inc.
1,710,000 5.625%,  10/15/2025
f
1,681,580
Enagas SA
3,810,000 5.500%,  1/15/2028
f
3,501,352
Endeavor Energy Resources, LP
980,000 6.625%,  7/15/2025
f
1,016,750
980,000 5.750%,  1/30/2028
f
1,016,750
EnLink Midstream Partners, LP
2,665,000 5.600%,  4/1/2044 1,645,638
EQM Midstream Partners, LP
1,710,000 6.000%,  7/1/2025
f
1,752,750
3,525,000 4.125%,  12/1/2026 3,324,568
2,435,000 6.500%,  7/15/2048 2,303,827

High Yield Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
56
Principal
Amount Long-Term Fixed Income (91.8%) Value
Energy (9.8%) - continued
EQT Corporation
$ 610,000 5.000%,  1/15/2029
d,k
$ 610,000
Harvest Midstream, LP
2,050,000 7.500%,  9/1/2028
f
2,034,625
MEG Energy Corporation
1,220,000 6.500%,  1/15/2025
f
1,186,450
Murphy Oil Corporation
1,465,000 5.875%,  12/1/2027 1,156,002
Newfield Exploration Company
1,945,000 5.375%,  1/1/2026 1,827,910
Noble Holding International, Ltd.
2,790,000 7.750%,  1/15/2024
h,i
13,950
NuStar Logistics, LP
485,000 5.750%,  10/1/2025 488,313
730,000 6.375%,  10/1/2030 734,563
Occidental Petroleum Corporation
1,097,000 2.700%,  8/15/2022 1,014,451
1,710,000 2.700%,  2/15/2023 1,530,450
1,845,000 2.900%,  8/15/2024 1,535,963
1,600,000 3.500%,  6/15/2025 1,285,520
1,955,000 8.000%,  7/15/2025
g
1,906,125
1,955,000 8.875%,  7/15/2030
g
1,913,456
2,445,000 4.300%,  8/15/2039 1,662,600
1,150,000 4.625%,  6/15/2045 776,250
2,445,000 4.400%,  4/15/2046 1,643,578
Pacific Drilling First Lien Escrow
Issuer, Ltd.
1,885,000 8.375%,  10/1/2023
f,h,i
233,306
Pacific Drilling Second Lien
Escrow Issuer, Ltd.
596,442
0.000%,PIK 12.000%,
4/1/2024
f,h,i,j
5,964
Parsley Energy, LLC
2,900,000 5.625%,  10/15/2027
f
3,084,875
Precision Drilling Corporation
1,060,000 7.750%,  12/15/2023 784,400
Sanchez Energy Corporation
3,260,000 0.000%,  2/15/2023
h,i,k
3
Southwestern Energy Company
2,055,000 7.500%,  4/1/2026
g
2,091,579
Sunoco, LP
1,535,000 4.875%,  1/15/2023 1,546,513
1,010,000 5.500%,  2/15/2026 1,011,894
Targa Resources Partners, LP
1,040,000 5.125%,  2/1/2025 1,042,600
2,440,000 4.875%,  2/1/2031
f
2,381,220
Transocean Pontus, Ltd.
362,700 6.125%,  8/1/2025
f,g
319,176
Transocean, Inc.
2,597,000 11.500%,  1/30/2027
f
858,568
Valaris plc
3,255,000 4.750%,  1/15/2024
h,i
260,400
W&T Offshore, Inc.
1,710,000 9.750%,  11/1/2023
f
1,111,500
WPX Energy, Inc.
820,000 5.250%,  10/15/2027 822,386
2,320,000 4.500%,  1/15/2030 2,227,200
Total 79,217,222
Principal
Amount Long-Term Fixed Income (91.8%) Value
Financials (7.7%)
Ally Financial, Inc.
$ 3,900,000 5.750%,  11/20/2025 $ 4,431,986
CANPACK SA / Eastern PA Land
Investment Holding, LLC
1,000,000 3.125%,  11/1/2025
f
1,012,500
Chobani , LLC
1,945,000 4.625%,  11/15/2028
f
1,951,418
CIT Group, Inc.
1,337,000 5.000%,  8/15/2022 1,413,877
1,183,000 5.000%,  8/1/2023 1,274,682
Credit Acceptance Corporation
1,420,000 5.125%,  12/31/2024
f
1,420,000
1,980,000 6.625%,  3/15/2026 2,054,250
Drawbridge Special Opportunities
Fund, LP
3,215,000 5.000%,  8/1/2021
f
3,246,484
ESH Hospitality, Inc.
2,440,000 4.625%,  10/1/2027
f
2,391,200
Global Aircraft Leasing Company,
Ltd.
2,038,450
0.000%,PIK 7.250%,
9/15/2024
f,j
1,365,761
Icahn Enterprises, LP
2,450,000 4.750%,  9/15/2024 2,491,846
2,480,000 6.250%,  5/15/2026 2,573,000
3,045,000 5.250%,  5/15/2027 3,150,986
MGM Growth Properties Operating
Partnership, LP
2,250,000 5.750%,  2/1/2027 2,428,054
MPT Operating Partnership, LP
780,000 5.500%,  5/1/2024 789,750
1,980,000 5.250%,  8/1/2026 2,054,250
1,260,000 5.000%,  10/15/2027 1,318,527
2,450,000 4.625%,  8/1/2029 2,565,150
Park Aerospace Holdings, Ltd.
3,915,000 4.500%,  3/15/2023
f
3,953,958
Royal Bank of Scotland Group plc
2,785,000 5.125%,  5/28/2024 3,067,197
Service Properties Trust
975,000 4.500%,  6/15/2023 938,438
Springleaf Finance Corporation
765,000 6.125%,  3/15/2024 804,170
670,000 6.875%,  3/15/2025 737,000
720,000 7.125%,  3/15/2026 798,379
2,010,000 6.625%,  1/15/2028 2,198,156
Synchrony Financial
3,920,000 3.950%,  12/1/2027 4,272,047
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
f
1,089,400
470,000 8.500%,  8/15/2027
f
502,994
VICI Properties, LP / VICI Note
Company, Inc.
1,050,000 4.250%,  12/1/2026
f
1,067,693
2,010,000 3.750%,  2/15/2027
f
2,015,025
1,050,000 4.625%,  12/1/2029
f
1,090,961
2,010,000 4.125%,  8/15/2030
f
2,035,125
Total 62,504,264

High Yield Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
57
Principal
Amount Long-Term Fixed Income (91.8%) Value
Foreign Government (0.1%)
NOVA Chemicals Corporation
$ 1,055,000 5.250%,  8/1/2023
f
$ 1,049,725
Total 1,049,725
Technology (5.4%)
Black Knight InfoServ , LLC
730,000 3.625%,  9/1/2028
f
739,125
CDW, LLC
1,500,000 4.125%,  5/1/2025 1,559,220
CommScope Technologies
Finance, LLC
2,702,000 6.000%,  6/15/2025
f
2,678,709
CommScope , Inc.
2,485,000 5.500%,  3/1/2024
f
2,540,341
1,470,000 7.125%,  7/1/2028
f
1,478,158
Diamond Finance Corporation
2,425,000 7.125%,  6/15/2024
f
2,512,979
Diamond Sports Group, LLC
2,210,000 5.375%,  8/15/2026
f
1,287,325
4,030,000 6.625%,  8/15/2027
f
1,672,450
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
f
3,541,375
610,000 5.000%,  7/15/2028
f,g
622,706
980,000 5.250%,  7/15/2030
f
1,005,725
NCR Corporation
1,910,000 8.125%,  4/15/2025
f
2,101,000
3,960,000 5.750%,  9/1/2027
f
4,081,275
Plantronics, Inc.
2,210,000 5.500%,  5/31/2023
f
2,127,125
Presidio Holdings, Inc.
480,000 8.250%,  2/1/2028
f
508,800
PTC, Inc.
360,000 3.625%,  2/15/2025
f
366,525
1,055,000 4.000%,  2/15/2028
f
1,090,606
Qorvo , Inc.
2,485,000 4.375%,  10/15/2029 2,664,218
490,000 3.375%,  4/1/2031
f
496,125
Seagate HDD Cayman
1,175,000 4.091%,  6/1/2029
f
1,264,707
Shift4 Payments, LLC
1,000,000 4.625%,  11/1/2026
f
1,013,750
SS&C Technologies, Inc.
3,990,000 5.500%,  9/30/2027
f
4,240,692
Switch, Ltd.
2,560,000 3.750%,  9/15/2028
f
2,563,200
Unisys Corporation
1,460,000 6.875%,  11/1/2027
f
1,511,100
Total 43,667,236
Transportation (1.9%)
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
1,947,853
Delta Air Lines, Inc.
2,690,000 7.000%,  5/1/2025
f
2,935,462
1,460,000 4.750%,  10/20/2028
f
1,491,151
Mileage Plus Holdings, LLC
1,590,000 6.500%,  6/20/2027
f
1,655,588
Spirit Loyalty Cayman, Ltd.
750,000 8.000%,  9/20/2025
f
795,000
Principal
Amount Long-Term Fixed Income (91.8%) Value
Transportation (1.9%) - continued
XPO Logistics, Inc.
$ 2,430,000 6.125%,  9/1/2023
f
$ 2,460,375
1,970,000 6.750%,  8/15/2024
f
2,084,654
2,200,000 6.250%,  5/1/2025
f
2,338,204
Total 15,708,287
Utilities (3.0%)
Calpine Corporation
4,145,000 4.500%,  2/15/2028
f
4,217,537
GFL Environmental, Inc.
564,000 8.500%,  5/1/2027
f
614,760
NextEra Energy Operating
Partners, LP
5,010,000 3.875%,  10/15/2026
f
5,187,078
NRG Energy, Inc.
1,420,000 7.250%,  5/15/2026 1,500,926
1,270,000 5.250%,  6/15/2029
f
1,376,363
PG&E Corporation
730,000 5.000%,  7/1/2028 731,843
Suburban Propane Partners, LP
2,805,000 5.875%,  3/1/2027 2,889,150
Talen Energy Supply, LLC
1,860,000 6.500%,  6/1/2025 1,105,119
1,510,000 7.250%,  5/15/2027
f
1,513,111
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
f
2,363,400
TerraForm Power Operating, LLC
2,760,000 5.000%,  1/31/2028
f
3,029,997
Total 24,529,284
Total Long-Term Fixed Income
(cost $741,407,746) 742,253,848
Shares
Collateral Held for Securities
Loaned ( 2.6% ) Value
21,074,937 Thrivent Cash Management Trust 21,074,937
Total Collateral Held for
Securities Loaned
(cost $21,074,937) 21,074,937
Shares Preferred Stock ( 0.8% ) Value
Financials (0.8%)
82,373 Bank of America Corporation,
5.000%
l
2,145,817
480 Bank of America Corporation,
Convertible, 7.250%
l
704,112
59,240 J.P. Morgan Chase & Company,
4.750%
l
1,572,229
1,476 Wells Fargo & Company,
Convertible, 7.500%
l
1,990,770
Total 6,412,928
Total Preferred Stock
(cost $6,075,831) 6,412,928

High Yield Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
58
Shares Common Stock ( 0.1% ) Value
Communications Services (0.1%)
67,173 Windstream Services, LLC
Rights
k,m
$ 637,472
Total 637,472
Energy (<0.1%)
4,921 California Resources
Corporation
g,m
65,941
11,318 California Resources Corporation,
Warrant (Expires 10/27/24)
m
5,659
975 Vantage Drilling International 2,438
Total 74,038
Total Common Stock
(cost $895,563) 711,510
Shares or
Principal
Amount Short-Term Investments ( 3.6% ) Value
Thrivent Core Short-Term Reserve
Fund
2,817,469 0.290% 28,174,693
U.S. Treasury Bills
700,000 0.103%, 11/19/2020
n,o
699,973
100,000 0.085%, 12/3/2020
n,o
99,992
Total Short-Term Investments
(cost $28,952,869) 28,974,658
Total Investments (cost
$822,367,888) 101.8% $822,617,974
Other Assets and Liabilities, Net
(1.8%) (14,375,358)
Total Net Assets 100.0% $808,242,616
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $482,898,375 or
59.7% of total net assets.
g All or a portion of the security is on loan.
h Defaulted security.  Interest is not being accrued.
i In bankruptcy.  Interest is not being accrued.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2020.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of October 31, 2020 was $30,785 or 0.0% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
October 31, 2020.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 477,493
Midwest Vanadium, Pty. Ltd.,
2/15/2018 2/9/2011 2,714,489
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 16,312,983
Common Stock 61,640
Total lending $16,374,623
Gross amount payable upon return of
collateral for securities loaned $21,074,937
Net amounts due to counterparty
$4,700,314
Definitions:
PIK - Payment-In-Kind
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Income Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
59
Principal
Amount Bank Loans ( 0.6% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 58,650
4.756%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 56,187
Total 56,187
Capital Goods (<0.1%)
GFL Environmental, Inc., Term
Loan
338,545
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
335,065
Total 335,065
Communications Services (0.2%)
Altice France SA, Term Loan
125,450
2.898%,  (LIBOR 1M +
2.750%), 7/31/2025
b
119,610
Coral-US Co-Borrower, LLC, Term
Loan
265,000
2.398%,  (LIBOR 1M +
2.250%), 1/31/2028
b
255,669
Eagle Broadband Investments,
LLC, Term Loan
425,000
0.000%,  (LIBOR 1M +
3.000%), 10/19/2027
b,c,d
421,175
GCI, LLC, Term Loan
425,000
0.000%,  (LIBOR 1M +
2.750%), 10/15/2025
b,c,d
418,094
HCP Acquisition, LLC, Term Loan
213,275
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
210,298
Radiate Holdco, LLC, Term Loan
385,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
377,889
TNS, Inc., Term Loan
210,772
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
207,676
Virgin Media Bristol, LLC, Term
Loan
310,000
2.648%,  (LIBOR 1M +
2.500%), 1/31/2028
b
298,958
WideOpenWest Finance, LLC,
Term Loan
79,159
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
77,411
Total 2,386,780
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
366,700
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
353,407
LCPR Loan Financing, LLC, Term
Loan
295,000
5.148%,  (LIBOR 1M +
5.000%), 10/15/2026
b
294,631
Scientific Games International,
Inc., Term Loan
536,250
2.898%,  (LIBOR 1M +
2.750%), 8/14/2024
b
497,876
Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Cyclical (0.1%) - continued
Stars Group Holdings BV, Term
Loan
$ 84,428
3.720%,  (LIBOR 3M +
3.500%), 7/10/2025
b
$ 84,315
Tenneco, Inc., Term Loan
280,000
3.148%,  (LIBOR 1M +
3.000%), 10/1/2025
b,c,d
257,670
Total 1,487,899
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
192,339
3.149%,  (LIBOR 1M +
3.000%), 6/1/2025
b
187,612
Endo International plc, Term Loan
128,372
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
121,632
Global Medical Response, Inc.,
Term Loan
97,250
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
93,876
325,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
314,538
JBS USA LUX SA, Term Loan
162,525
2.148%,  (LIBOR 1M +
2.000%), 5/1/2026
b
158,275
MPH Acquisition Holdings, LLC,
Term Loan
220,681
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
217,607
Sotera Health Holdings, LLC, Term
Loan
89,550
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
89,177
Total 1,182,717
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
105,224
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
101,094
Tronox Finance, LLC, Term Loan
379,447
3.178%,  (LIBOR 1M +
3.000%), 9/22/2024
b
371,114
Total 472,208
Technology (0.1%)
Prime Security Services Borrower,
LLC, Term Loan
311,850
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
307,512
Rackspace Technology Global,
Inc., Term Loan
324,295
4.000%,  (LIBOR 2M +
3.000%), 11/3/2023
b
316,635
Total 624,147
Total Bank Loans
(cost $6,685,384) 6,545,003

Income Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
60
Principal
Amount Long-Term Fixed Income ( 94.0% ) Value
Asset-Backed Securities (2.1%)
522 Funding CLO, Ltd.
$ 1,800,000
4.051%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,d,e
$ 1,799,097
Goldentree Loan Management,
Ltd.
1,150,000
2.118%,  (LIBOR 3M +
1.900%), 4/20/2031, Ser.
2020-7A, Class A
b,e
1,152,838
Magnetite XII, Ltd.
1,800,000
1.337%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,e
1,776,904
Neuberger Berman CLO XIV, Ltd.
1,800,000
1.252%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,e
1,781,773
Octagon Credit Partners 46, Ltd.
1,800,000
2.449%,  (LIBOR 3M +
2.200%), 7/15/2033, Ser.
2020-2A, Class B
b,e
1,799,946
Octagon Investment Partners 31,
LLC
1,000,000
3.918%,  (LIBOR 3M +
3.700%), 7/20/2030, Ser.
2017-1A, Class D
b,e
948,420
Octagon Investment Partners 50,
Ltd.
2,000,000
2.720%,  (LIBOR 3M +
2.500%), 10/15/2033, Ser.
2020-4A, Class C
b,d,e
1,998,966
Octagon Investment Partners XVI,
Ltd.
1,400,000
1.618%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,e
1,369,309
Palmer Square CLO, Ltd.
1,800,000
2.218%,  (LIBOR 3M +
2.000%), 4/20/2029, Ser.
2020-1A, Class A1
b,e
1,804,783
Palmer Square Loan Funding, Ltd.
2,800,000
2.434%,  (LIBOR 3M +
2.300%), 11/25/2028, Ser.
2020-4A, Class B
b,e
2,798,608
Shackleton CLO, Ltd.
1,200,000
1.407%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,e
1,180,416
Sound Point CLO X, Ltd.
1,800,000
2.918%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,e
1,709,865
THL Credit Wind River CLO, Ltd.
2,425,000
3.087%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,e
2,266,075
Total 22,387,000
Basic Materials (3.6%)
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
e
136,825
Principal
Amount Long-Term Fixed Income (94.0%) Value
Basic Materials (3.6%) - continued
Alcoa, Inc.
$ 360,000 5.125%,  10/1/2024 $ 378,205
Anglo American Capital plc
1,800,000 3.625%,  9/11/2024
e
1,937,634
1,450,000 4.750%,  4/10/2027
e
1,665,707
Cleveland-Cliffs, Inc.
240,000 5.750%,  3/1/2025 231,900
50,000 9.875%,  10/17/2025
e
57,187
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 183,712
3,726,000 5.450%,  3/15/2043 4,251,627
Glencore Funding, LLC
1,820,000 4.125%,  5/30/2023
e
1,947,411
1,620,000 4.000%,  3/27/2027
e
1,762,991
1,800,000 2.500%,  9/1/2030
e
1,748,442
Ingevity Corporation
180,000 3.875%,  11/1/2028
e
182,736
Kinross Gold Corporation
360,000 5.950%,  3/15/2024 408,381
2,230,000 4.500%,  7/15/2027 2,538,894
LYB International Finance III, LLC
1,900,000 3.375%,  10/1/2040 1,873,504
LyondellBasell Industries NV
600,000 6.000%,  11/15/2021 624,784
Methanex Corporation
220,000 5.250%,  12/15/2029 222,910
Mosaic Company
1,900,000 4.875%,  11/15/2041 2,030,407
Novelis Corporation
360,000 5.875%,  9/30/2026
e
371,477
OCI NV
200,000 4.625%,  10/15/2025
e
202,540
Steel Dynamics, Inc.
1,900,000 3.250%,  10/15/2050 1,833,748
1,100,000 3.250%,  1/15/2031 1,187,053
Syngenta Finance NV
1,825,000 4.441%,  4/24/2023
e
1,929,255
1,900,000 5.182%,  4/24/2028
e
2,075,652
Teck Resources, Ltd.
1,730,000 6.125%,  10/1/2035 2,002,284
Tronox Finance plc
150,000 5.750%,  10/1/2025
e
149,625
Vale Overseas, Ltd.
1,080,000 6.250%,  8/10/2026 1,288,656
2,000,000 3.750%,  7/8/2030 2,105,980
Westlake Chemical Corporation
1,800,000 3.600%,  8/15/2026 1,970,211
WestRock Company
730,000 3.750%,  3/15/2025 811,807
Total 38,111,545
Capital Goods (3.3%)
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
e
152,612
BAE Systems plc
1,700,000 3.400%,  4/15/2030
e
1,888,747
1,400,000 1.900%,  2/15/2031
e
1,389,729
Boeing Company
1,900,000 5.040%,  5/1/2027 2,086,711
3,000,000 5.705%,  5/1/2040 3,450,364

Income Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
61
Principal
Amount Long-Term Fixed Income (94.0%) Value
Capital Goods (3.3%) - continued
Carrier Global Corporation
$ 1,450,000 2.700%,  2/15/2031
e
$ 1,515,463
1,900,000 3.377%,  4/5/2040
e
2,008,297
CNH Industrial Capital, LLC
1,440,000 4.875%,  4/1/2021 1,462,207
CNH Industrial NV
1,440,000 3.850%,  11/15/2027 1,561,672
Crown Cork & Seal Company, Inc.
360,000 7.375%,  12/15/2026 431,320
General Electric Company
2,800,000 5.000%,  1/21/2021
b,f
2,287,950
1,450,000 3.450%,  5/1/2027 1,537,594
Howmet Aerospace, Inc.
160,000 6.875%,  5/1/2025 178,000
Huntington Ingalls Industries, Inc.
1,100,000 3.844%,  5/1/2025
e
1,210,296
John Deere Capital Corporation
1,750,000 1.750%,  3/9/2027 1,816,474
Northrop Grumman Corporation
1,250,000 3.250%,  1/15/2028 1,392,143
Owens-Brockway Glass Container,
Inc.
250,000 5.875%,  8/15/2023
e
263,031
Parker-Hannifin Corporation
1,750,000 4.000%,  6/14/2049 2,058,111
Roper Technologies, Inc.
1,260,000 3.800%,  12/15/2026 1,445,358
Spirit AeroSystems, Inc.
1,800,000
1.050%,  (LIBOR 3M +
0.800%), 6/15/2021
b
1,729,047
SRM Escrow Issuer, LLC
90,000 6.000%,  11/1/2028
d,e
90,000
Textron, Inc.
720,000 4.300%,  3/1/2024 786,410
370,000 3.875%,  3/1/2025 406,386
1,440,000 3.650%,  3/15/2027 1,562,863
United Rentals North America, Inc.
360,000 4.000%,  7/15/2030 367,236
United Technologies Corporation
1,075,000 3.950%,  8/16/2025 1,226,583
1,075,000 4.450%,  11/16/2038 1,311,416
Total 35,616,020
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation
Loan Trust
75,446
0.649%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,g
86,357
Wachovia Mortgage Loan Trust,
LLC
247,007
3.596%,  5/20/2036, Ser.
2006-A, Class 2A1
b
246,733
Total 333,090
Communications Services (8.6%)
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,569,125
1,900,000 1.875%,  10/15/2030 1,871,234
Principal
Amount Long-Term Fixed Income (94.0%) Value
Communications Services (8.6%) - continued
AT&T, Inc.
$ 2,893,000 3.650%,  9/15/2059
e
$ 2,738,544
2,880,000 4.250%,  3/1/2027 3,310,458
1,519,000 4.300%,  2/15/2030 1,770,366
1,750,000 2.750%,  6/1/2031 1,812,753
1,810,000 4.300%,  12/15/2042 2,010,827
2,850,000 3.100%,  2/1/2043 2,704,825
1,800,000 4.500%,  3/9/2048 2,006,358
British Telecommunications plc
1,800,000 4.500%,  12/4/2023 1,986,912
CCO Holdings, LLC
220,000 5.500%,  5/1/2026
e
228,800
360,000 4.750%,  3/1/2030
e
378,666
140,000 4.500%,  8/15/2030
e
145,425
Charter Communications
Operating, LLC
2,500,000 4.800%,  3/1/2050 2,836,083
1,700,000 4.908%,  7/23/2025 1,958,296
1,550,000 6.384%,  10/23/2035 2,091,008
4,975,000 6.484%,  10/23/2045 6,674,319
Comcast Corporation
1,080,000 3.375%,  8/15/2025 1,204,421
1,800,000 3.300%,  4/1/2027 2,017,547
292,000 6.400%,  5/15/2038 440,504
1,600,000 4.600%,  10/15/2038 2,028,610
1,850,000 3.750%,  4/1/2040 2,158,324
1,800,000 4.650%,  7/15/2042 2,329,081
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
e
1,996,182
315,000 4.800%,  2/1/2035
e
390,164
1,400,000 4.700%,  12/15/2042
e
1,696,254
Crown Castle International
Corporation
2,340,000 5.250%,  1/15/2023 2,565,570
CSC Holdings, LLC
300,000 4.125%,  12/1/2030
e
305,034
Discovery Communications, LLC
2,500,000 4.650%,  5/15/2050 2,811,031
900,000 4.900%,  3/11/2026 1,046,104
Fox Corporation
1,800,000 5.476%,  1/25/2039 2,383,109
Front Range BidCo, Inc.
180,000 4.000%,  3/1/2027
e
176,669
GCI, LLC
60,000 4.750%,  10/15/2028
e
61,932
iHeartCommunications, Inc.
140,000 4.750%,  1/15/2028
e
133,700
Level 3 Financing, Inc.
360,000 5.250%,  3/15/2026 371,664
Meredith Corporation
95,000 6.500%,  7/1/2025
e
97,612
Nexstar Escrow Corporation
360,000 5.625%,  7/15/2027
e
375,300
Nielsen Finance, LLC
80,000 5.625%,  10/1/2028
e
82,800
Omnicom Group, Inc.
560,000 3.650%,  11/1/2024 614,405
700,000 4.200%,  6/1/2030
h
814,770
SFR Group SA
180,000 7.375%,  5/1/2026
e
187,875

Income Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
62
Principal
Amount Long-Term Fixed Income (94.0%) Value
Communications Services (8.6%) - continued
Sinclair Television Group, Inc.
$ 360,000 5.875%,  3/15/2026
e
$ 354,305
Sirius XM Radio, Inc.
360,000 4.125%,  7/1/2030
e
370,084
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 164,287
Sprint Corporation
3,030,000 7.125%,  6/15/2024 3,485,106
Time Warner Entertainment
Company, LP
780,000 8.375%,  3/15/2023 913,001
T-Mobile USA, Inc.
150,000 4.500%,  2/1/2026 153,750
3,550,000 3.750%,  4/15/2027
e
3,956,014
750,000 2.550%,  2/15/2031
e
763,290
1,200,000 3.000%,  2/15/2041
e
1,168,080
VeriSign, Inc.
360,000 4.750%,  7/15/2027 381,600
Verizon Communications, Inc.
1,400,000 4.000%,  3/22/2050 1,679,054
1,289,000 2.987%,  10/30/2056
e
1,302,514
2,600,000
1.380%,  (LIBOR 3M +
1.100%), 5/15/2025
b
2,663,462
1,409,000 1.680%,  10/30/2030
e
1,394,105
2,150,000 4.272%,  1/15/2036 2,620,257
Viacom, Inc.
1,800,000 4.375%,  3/15/2043 1,940,139
ViaSat, Inc.
80,000 5.625%,  9/15/2025
e
80,476
Virgin Media Secured Finance plc
540,000 5.500%,  8/15/2026
e
561,789
Vodafone Group plc
1,350,000 5.000%,  5/30/2038 1,673,205
VTR Finance NV
40,000 6.375%,  7/15/2028
e
42,600
Walt Disney Company
1,100,000 7.625%,  11/30/2028 1,556,809
2,100,000 3.500%,  5/13/2040 2,340,852
Total 91,947,440
Consumer Cyclical (5.4%)
Amazon.com, Inc.
1,800,000 1.500%,  6/3/2030 1,811,673
American Honda Finance
Corporation
1,400,000 2.150%,  9/10/2024 1,472,343
Brookfield Property REIT, Inc.
170,000 5.750%,  5/15/2026
e
141,100
Brookfield Residential Properties,
Inc.
225,000 6.250%,  9/15/2027
e
230,557
Cedar Fair, LP
280,000 5.250%,  7/15/2029 254,100
Choice Hotels International, Inc.
1,900,000 3.700%,  1/15/2031 1,965,921
Colt Merger Sub, Inc.
180,000 6.250%,  7/1/2025
e
184,814
CVS Health Corporation
1,050,000 4.250%,  4/1/2050 1,221,179
700,000 3.625%,  4/1/2027 783,199
Principal
Amount Long-Term Fixed Income (94.0%) Value
Consumer Cyclical (5.4%) - continued
D.R. Horton, Inc.
$ 1,050,000 2.600%,  10/15/2025 $ 1,120,108
Daimler Finance North America,
LLC
1,100,000 1.750%,  3/10/2023
e
1,122,861
Ford Motor Company
360,000 7.450%,  7/16/2031 428,850
Ford Motor Credit Company, LLC
1,100,000 3.470%,  4/5/2021 1,098,625
1,425,000 4.250%,  9/20/2022 1,445,174
2,850,000 4.125%,  8/17/2027 2,807,250
General Motors Company
700,000 6.125%,  10/1/2025 820,337
3,575,000 6.800%,  10/1/2027 4,384,747
770,000 5.000%,  4/1/2035 853,277
General Motors Financial
Company, Inc.
1,900,000 1.700%,  8/18/2023 1,917,284
1,490,000 4.000%,  1/15/2025 1,597,687
Hanesbrands, Inc.
360,000 4.625%,  5/15/2024
e
374,958
Harley-Davidson Financial
Services, Inc.
1,870,000 4.050%,  2/4/2022
e
1,931,809
Home Depot, Inc.
1,750,000 2.500%,  4/15/2027 1,893,244
1,820,000 4.250%,  4/1/2046 2,311,682
Hyundai Capital America
775,000 1.250%,  9/18/2023
e
776,887
1,700,000 2.375%,  10/15/2027
e
1,711,352
Hyundai Capital Services, Inc.
1,080,000 3.000%,  3/6/2022
e
1,108,052
Kohl's Corporation
1,500,000 9.500%,  5/15/2025 1,788,557
Lennar Corporation
1,100,000 4.500%,  4/30/2024 1,185,388
1,094,000 4.750%,  5/30/2025 1,200,277
Lowe's Companies, Inc.
1,100,000 5.000%,  4/15/2040 1,443,307
Marriott International
1,100,000 4.625%,  6/15/2030 1,173,290
Mastercard, Inc.
1,100,000 3.850%,  3/26/2050 1,362,766
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 2,233,201
Nissan Motor Company, Ltd.
1,100,000 3.522%,  9/17/2025
e
1,106,742
ServiceMaster Company, LLC
280,000 5.125%,  11/15/2024
e
287,420
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
e,h
65,121
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
e
42,350
ViacomCBS, Inc.
1,800,000 4.200%,  5/19/2032 2,068,049
Visa, Inc.
1,400,000 1.900%,  4/15/2027 1,473,712
Volkswagen Group of America
Finance, LLC
1,550,000 4.250%,  11/13/2023
e
1,702,220

Income Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
63
Principal
Amount Long-Term Fixed Income (94.0%) Value
Consumer Cyclical (5.4%) - continued
$ 1,750,000 3.350%,  5/13/2025
e
$ 1,902,457
Walgreens Boots Alliance, Inc.
3,000,000 4.100%,  4/15/2050 3,022,985
Total 57,826,912
Consumer Non-Cyclical (12.5%)
Abbott Laboratories
1,632,000 3.750%,  11/30/2026 1,894,214
810,000 4.750%,  11/30/2036 1,076,399
1,500,000 6.000%,  4/1/2039 2,296,236
AbbVie, Inc.
2,540,000 3.200%,  5/14/2026 2,806,591
1,450,000 2.950%,  11/21/2026
e
1,583,299
1,800,000 3.200%,  11/21/2029
e
1,980,642
1,800,000 4.050%,  11/21/2039
e
2,055,805
Altria Group, Inc.
1,800,000 4.450%,  5/6/2050 1,998,693
4,750,000 5.800%,  2/14/2039 5,989,544
Amgen, Inc.
1,800,000 3.375%,  2/21/2050 1,898,021
Anheuser-Busch Companies, LLC
1,790,000 4.700%,  2/1/2036 2,191,203
Anheuser-Busch InBev Worldwide,
Inc.
2,175,000 4.000%,  4/13/2028 2,502,938
2,500,000 3.500%,  6/1/2030 2,820,665
1,450,000 4.600%,  4/15/2048 1,717,726
1,800,000 4.439%,  10/6/2048 2,084,120
BAT Capital Corporation
1,500,000 5.282%,  4/2/2050 1,723,992
1,450,000 3.222%,  8/15/2024 1,555,705
1,750,000 4.700%,  4/2/2027 2,002,019
3,000,000 2.259%,  3/25/2028 2,987,973
1,900,000 3.734%,  9/25/2040 1,862,616
Bausch Health Companies, Inc.
30,000 5.000%,  1/30/2028
e
29,651
Baxalta, Inc.
871,000 4.000%,  6/23/2025 981,941
Becton, Dickinson and Company
3,800,000 3.794%,  5/20/2050 4,213,731
2,150,000 3.700%,  6/6/2027 2,433,331
Boston Scientific Corporation
1,050,000 3.750%,  3/1/2026 1,190,534
928,000 7.375%,  1/15/2040 1,446,206
Bunge, Ltd. Finance Corporation
1,080,000 3.500%,  11/24/2020 1,081,910
Cargill, Inc.
1,750,000 3.250%,  5/23/2029
e
1,938,726
Centene Corporation
1,100,000 5.375%,  6/1/2026
e
1,157,431
90,000 4.250%,  12/15/2027 94,725
270,000 4.625%,  12/15/2029 293,958
3,895,000 3.375%,  2/15/2030 4,045,620
Cigna Corporation
1,800,000 4.125%,  11/15/2025 2,059,650
2,150,000 2.400%,  3/15/2030 2,226,507
1,800,000 4.800%,  8/15/2038 2,229,808
Conagra Brands, Inc.
500,000 4.600%,  11/1/2025 582,068
1,900,000 1.375%,  11/1/2027 1,876,563
Principal
Amount Long-Term Fixed Income (94.0%) Value
Consumer Non-Cyclical (12.5%) - continued
Constellation Brands, Inc.
$ 800,000 4.400%,  11/15/2025 $ 924,742
360,000 3.500%,  5/9/2027 401,556
1,700,000 5.250%,  11/15/2048 2,270,624
CVS Health Corporation
439,000 4.100%,  3/25/2025 495,209
900,000 3.875%,  7/20/2025 1,010,281
2,790,000 5.050%,  3/25/2048 3,525,434
DENTSPLY SIRONA, Inc.
2,500,000 3.250%,  6/1/2030 2,707,653
Encompass Health Corporation
175,000 4.500%,  2/1/2028 179,221
HCA, Inc.
360,000 5.375%,  2/1/2025 398,639
HLF Financing SARL, LLC
130,000 7.250%,  8/15/2026
e
133,818
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
e
1,947,708
Imperial Tobacco Finance plc
1,310,000 3.750%,  7/21/2022
e
1,364,216
JBS USA, LLC
360,000 6.500%,  4/15/2029
e
404,597
Keurig Dr. Pepper, Inc.
1,750,000 3.800%,  5/1/2050 1,985,156
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 131,448
Kraft Heinz Foods Company
1,100,000 5.500%,  6/1/2050
e
1,248,388
720,000 3.000%,  6/1/2026 731,672
250,000 3.750%,  4/1/2030
e
262,365
Kroger Company
1,800,000 2.650%,  10/15/2026 1,945,108
Mylan, Inc.
1,500,000 4.550%,  4/15/2028 1,739,773
1,800,000 5.200%,  4/15/2048 2,227,969
Nestle Holdings, Inc.
2,150,000 3.900%,  9/24/2038
e
2,667,579
Par Pharmaceutical, Inc.
360,000 7.500%,  4/1/2027
e
381,600
Perrigo Finance Unlimited
Company
1,100,000 3.150%,  6/15/2030 1,132,920
QBE Insurance Group, Ltd.
1,425,000 5.875%,  5/12/2025
b,e,f
1,521,188
Reckitt Benckiser Treasury
Services plc
1,620,000 2.750%,  6/26/2024
e
1,732,125
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 1,142,997
Royalty Pharma plc
1,450,000 1.750%,  9/2/2027
e
1,439,703
1,550,000 2.200%,  9/2/2030
e
1,523,545
Shire Acquisitions Investments
Ireland Designated Activity
Company
1,800,000 2.875%,  9/23/2023 1,909,414
Smithfield Foods, Inc.
4,500,000 2.650%,  10/3/2021
e
4,522,510
800,000 3.000%,  10/15/2030
e
815,064
Sysco Corporation
900,000 5.950%,  4/1/2030 1,148,757

Income Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
64
Principal
Amount Long-Term Fixed Income (94.0%) Value
Consumer Non-Cyclical (12.5%) - continued
$ 1,300,000 4.850%,  10/1/2045 $ 1,515,250
Teleflex, Inc.
250,000 4.250%,  6/1/2028
e
261,250
Tenet Healthcare Corporation
360,000 5.125%,  11/1/2027
e
370,692
Thermo Fisher Scientific, Inc.
720,000 2.950%,  9/19/2026 798,805
Tyson Foods, Inc.
720,000 3.550%,  6/2/2027 813,897
UnitedHealth Group, Inc.
1,800,000 2.950%,  10/15/2027 1,995,257
760,000 4.750%,  7/15/2045 1,026,593
1,775,000 4.450%,  12/15/2048 2,344,577
Upjohn, Inc.
1,100,000 4.000%,  6/22/2050
e
1,153,558
2,200,000 3.850%,  6/22/2040
e
2,359,290
VRX Escrow Corporation
450,000 6.125%,  4/15/2025
e
462,600
Zimmer Biomet Holdings, Inc.
2,100,000 3.550%,  3/20/2030 2,321,477
Total 134,306,986
Energy (10.2%)
Antero Resources Corporation
60,000 5.000%,  3/1/2025 45,000
Apache Corporation
150,000 4.875%,  11/15/2027 140,775
Baker Hughes, LLC
1,425,000 4.486%,  5/1/2030 1,615,696
BP Capital Markets America, Inc.
1,800,000 3.000%,  2/24/2050 1,690,075
910,000 3.119%,  5/4/2026 994,933
1,440,000 3.017%,  1/16/2027 1,550,944
1,050,000 3.543%,  4/6/2027 1,164,174
BP Capital Markets plc
1,510,000 3.814%,  2/10/2024 1,652,738
Buckeye Partners, LP
210,000 4.125%,  3/1/2025
e
198,975
Canadian Natural Resources, Ltd.
1,800,000 2.950%,  7/15/2030 1,762,350
Cheniere Corpus Christi Holdings,
LLC
1,750,000 3.700%,  11/15/2029 1,830,942
Cheniere Energy Partners, LP
540,000 4.500%,  10/1/2029 550,541
Continental Resources, Inc.
1,361,000 4.500%,  4/15/2023 1,303,321
Devon Energy Corporation
1,300,000 7.950%,  4/15/2032 1,647,561
Devon Financing Corporation, ULC
1,100,000 7.875%,  9/30/2031 1,375,490
Diamondback Energy, Inc.
2,400,000 3.500%,  12/1/2029 2,386,085
El Paso Pipeline Partners
Operating Company, LLC
720,000 4.700%,  11/1/2042 757,807
Enagas SA
180,000 5.500%,  1/15/2028
e
165,418
Enbridge, Inc.
1,050,000 5.750%,  7/15/2080
b
1,070,213
Principal
Amount Long-Term Fixed Income (94.0%) Value
Energy (10.2%) - continued
Energy Transfer Operating, LP
$ 2,350,000 3.750%,  5/15/2030 $ 2,302,908
1,800,000 6.000%,  6/15/2048 1,837,556
Energy Transfer Partners, LP
2,520,000 4.200%,  4/15/2027 2,618,632
Enterprise Products Operating,
LLC
2,300,000 3.200%,  2/15/2052 2,122,534
1,010,000 3.700%,  2/15/2026 1,129,814
1,800,000 4.875%,  8/16/2077
b
1,611,153
EOG Resources, Inc.
600,000 4.950%,  4/15/2050 741,583
2,000,000 4.375%,  4/15/2030 2,350,729
EQM Midstream Partners, LP
180,000 5.500%,  7/15/2028 182,295
EQT Corporation
360,000 3.900%,  10/1/2027 345,715
Equinor ASA
2,100,000 3.000%,  4/6/2027 2,297,861
1,425,000 3.125%,  4/6/2030 1,570,895
Exxon Mobil Corporation
1,750,000 4.327%,  3/19/2050 2,102,640
Hess Corporation
528,000 3.500%,  7/15/2024 543,108
Kinder Morgan, Inc.
720,000 5.000%,  2/15/2021
e
726,247
1,825,000 5.200%,  3/1/2048 2,101,898
Marathon Oil Corporation
2,150,000 4.400%,  7/15/2027 2,159,456
Marathon Petroleum Corporation
1,440,000 4.750%,  12/15/2023 1,581,442
1,780,000 6.500%,  3/1/2041 2,072,031
MPLX, LP
1,450,000 3.500%,  12/1/2022 1,517,078
1,450,000 4.875%,  6/1/2025 1,636,614
1,750,000 4.800%,  2/15/2029 1,976,586
1,080,000 5.200%,  3/1/2047 1,131,553
Murphy Oil Corporation
140,000 5.875%,  12/1/2027 110,471
National Fuel Gas Company
3,025,000 5.500%,  1/15/2026 3,309,744
Newfield Exploration Company
1,000,000 5.625%,  7/1/2024 967,449
2,911,000 5.375%,  1/1/2026 2,735,757
Noble Energy, Inc.
1,700,000 3.900%,  11/15/2024 1,878,242
1,400,000 5.050%,  11/15/2044 1,824,136
Occidental Petroleum Corporation
3,750,000 4.200%,  3/15/2048 2,482,688
ONEOK, Inc.
1,100,000 2.200%,  9/15/2025 1,082,532
2,985,000 6.350%,  1/15/2031 3,455,743
Petrobras Global Finance BV
1,900,000 5.600%,  1/3/2031 2,047,915
Petroleos Mexicanos
2,900,000 6.500%,  3/13/2027 2,696,362
1,800,000 6.750%,  9/21/2047 1,397,322
Plains All American Pipeline, LP
1,800,000 4.500%,  12/15/2026 1,907,808
1,800,000 3.550%,  12/15/2029 1,724,015
1,800,000 3.800%,  9/15/2030 1,737,474

Income Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
65
Principal
Amount Long-Term Fixed Income (94.0%) Value
Energy (10.2%) - continued
$ 1,100,000 4.300%,  1/31/2043 $ 911,065
Sabine Pass Liquefaction, LLC
1,090,000 5.750%,  5/15/2024 1,227,429
700,000 4.500%,  5/15/2030
e
782,211
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
e
1,869,536
Suncor Energy, Inc.
1,080,000 3.600%,  12/1/2024 1,171,997
1,600,000 3.100%,  5/15/2025 1,708,501
Sunoco Logistics Partners
Operations, LP
1,800,000 3.450%,  1/15/2023 1,842,420
2,500,000 4.000%,  10/1/2027 2,554,680
Sunoco, LP
360,000 5.500%,  2/15/2026 360,675
Williams Companies, Inc.
1,800,000 7.500%,  1/15/2031 2,313,476
Williams Partners, LP
1,070,000 4.500%,  11/15/2023 1,170,004
900,000 3.750%,  6/15/2027 980,410
1,730,000 4.850%,  3/1/2048 1,877,656
WPX Energy, Inc.
1,938,000 5.250%,  9/15/2024 2,010,675
Total 108,701,759
Financials (26.9%)
Aegon NV
1,400,000
0.871%,  (USISDA 10Y +
0.100%), 1/15/2021
b,f
1,104,250
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
1,350,000 6.500%,  7/15/2025 1,485,675
1,500,000 4.625%,  10/15/2027 1,485,244
2,200,000 3.875%,  1/23/2028 2,085,068
AerCap Ireland Capital, Ltd.
540,000 3.950%,  2/1/2022 549,521
AIA Group, Ltd.
1,900,000 3.200%,  9/16/2040
e
1,954,207
Air Lease Corporation
1,490,000 3.750%,  2/1/2022 1,524,025
740,000 4.250%,  9/15/2024 772,757
1,200,000 3.625%,  4/1/2027 1,194,428
Ally Financial, Inc.
170,000 5.750%,  11/20/2025 193,189
750,000 8.000%,  11/1/2031 1,034,797
American International Group, Inc.
1,800,000 4.200%,  4/1/2028 2,094,155
Associated Banc-Corporation
1,850,000 4.250%,  1/15/2025 1,968,784
Australia and New Zealand
Banking Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,e
1,867,421
Aviation Capital Group, LLC
1,700,000 5.500%,  12/15/2024
e
1,769,936
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
e
714,022
1,200,000 5.500%,  1/15/2026
e
1,226,707
3,600,000 4.375%,  5/1/2026
e
3,493,713
Principal
Amount Long-Term Fixed Income (94.0%) Value
Financials (26.9%) - continued
Banco Bilbao Vizcaya Argentaria
SA
$ 1,600,000 6.500%,  3/5/2025
b,f
$ 1,572,000
Banco del Estado de Chile
2,150,000 2.704%,  1/9/2025
e
2,260,209
Banco Santander SA
1,800,000 2.746%,  5/28/2025 1,894,335
1,200,000 4.379%,  4/12/2028 1,363,614
1,000,000 3.490%,  5/28/2030 1,081,505
Bank of America Corporation
1,140,000 2.831%,  10/24/2051
b
1,125,950
1,670,000 4.200%,  8/26/2024 1,861,142
1,640,000 6.500%,  10/23/2024
b,f
1,833,528
1,800,000 4.000%,  1/22/2025 2,002,379
1,250,000 3.950%,  4/21/2025 1,395,440
5,600,000 3.705%,  4/24/2028
b
6,286,784
1,450,000 4.271%,  7/23/2029
b
1,700,864
2,030,000 3.194%,  7/23/2030
b
2,226,467
3,800,000 1.922%,  10/24/2031
b
3,751,764
Bank of New York Mellon
Corporation
1,075,000 4.700%,  9/20/2025
b,f
1,150,250
Bank of Nova Scotia
2,250,000 4.900%,  6/4/2025
b,f
2,348,550
Barclays Bank plc
1,090,000 10.179%,  6/12/2021
e
1,147,804
Barclays plc
1,800,000 7.875%,  3/15/2022
b,f
1,855,980
350,000 8.000%,  6/15/2024
b,f
375,375
1,900,000 6.125%,  12/15/2025
b,f
1,933,250
720,000 4.836%,  5/9/2028 785,542
1,900,000 2.645%,  6/24/2031
b
1,904,457
Berkshire Hathaway Finance
Corporation
1,900,000 2.850%,  10/15/2050 1,925,439
1,050,000 4.250%,  1/15/2049 1,328,098
Boston Properties, LP
1,800,000 2.750%,  10/1/2026 1,928,028
1,100,000 3.250%,  1/30/2031 1,176,081
BPCE SA
1,080,000 3.000%,  5/22/2022
e
1,118,340
735,000 5.700%,  10/22/2023
e
824,747
810,000 5.150%,  7/21/2024
e
908,580
Brandywine Operating
Partnership, LP
1,900,000 3.950%,  11/15/2027 1,965,694
CANPACK SA / Eastern PA Land
Investment Holding, LLC
200,000 3.125%,  11/1/2025
e
202,500
Capital One Bank USA NA
1,000,000 3.375%,  2/15/2023 1,058,752
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 2,012,183
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,f
1,587,750
CIT Group, Inc.
180,000 4.125%,  3/9/2021 181,125
540,000 5.250%,  3/7/2025 602,100
Citigroup, Inc.
1,800,000 4.700%,  1/30/2025
b,f
1,763,550
1,900,000 3.352%,  4/24/2025
b
2,050,928
2,630,000 4.400%,  6/10/2025 2,974,296

Income Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
66
Principal
Amount Long-Term Fixed Income (94.0%) Value
Financials (26.9%) - continued
$ 1,695,000 5.500%,  9/13/2025 $ 2,009,292
1,090,000 3.700%,  1/12/2026 1,221,803
1,510,000 4.450%,  9/29/2027 1,741,950
1,500,000 3.668%,  7/24/2028
b
1,678,727
2,300,000 3.520%,  10/27/2028
b
2,552,266
Citizens Bank NA
720,000 2.650%,  5/26/2022 743,120
CNA Financial Corporation
1,130,000 7.250%,  11/15/2023 1,329,969
350,000 3.950%,  5/15/2024 386,362
1,750,000 3.450%,  8/15/2027 1,951,400
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,f
1,227,625
Commerzbank AG
1,800,000 8.125%,  9/19/2023
e
2,066,095
CoreStates Capital III
1,360,000
0.850%,  (LIBOR 3M +
0.570%), 2/15/2027
b,e
1,242,362
Corporate Office Properties, LP
1,325,000 2.250%,  3/15/2026 1,340,517
Credit Acceptance Corporation
90,000 5.125%,  12/31/2024
e
90,000
Credit Agricole SA
720,000 3.375%,  1/10/2022
e
743,354
2,200,000 3.250%,  1/14/2030
e
2,346,266
Credit Suisse Group AG
2,300,000 7.500%,  7/17/2023
b,e,f
2,438,023
2,150,000 2.193%,  6/5/2026
b,e
2,218,994
2,300,000 5.250%,  2/11/2027
b,e,f
2,315,640
1,900,000 4.282%,  1/9/2028
e
2,149,707
1,400,000 5.100%,  1/24/2030
b,e,f
1,354,500
Danske Bank AS
2,950,000 5.000%,  1/12/2023
b,e
3,077,838
1,050,000 3.244%,  12/20/2025
b,e
1,112,849
Deutsche Bank AG
1,150,000 2.222%,  9/18/2024
b
1,162,696
2,200,000 6.000%,  10/30/2025
b,f
1,958,000
1,400,000 3.961%,  11/26/2025
b
1,496,846
Digital Realty Trust, LP
1,550,000 2.750%,  2/1/2023 1,620,715
Discover Bank
865,000 4.200%,  8/8/2023 947,995
1,400,000 2.450%,  9/12/2024 1,472,476
2,510,000 4.682%,  8/9/2028
b
2,634,044
Fidelity National Financial, Inc.
730,000 5.500%,  9/1/2022 789,107
First Horizon National Corporation
2,100,000 4.000%,  5/26/2025 2,301,434
Five Corners Funding Trust
2,890,000 4.419%,  11/15/2023
e
3,200,994
GE Capital Funding, LLC
2,100,000 4.050%,  5/15/2027
e
2,279,047
1,100,000 4.400%,  5/15/2030
e
1,198,297
GE Capital International Funding
Company
1,750,000 4.418%,  11/15/2035 1,891,866
Goldman Sachs Group, Inc.
810,000 4.000%,  3/3/2024 892,447
2,550,000 3.850%,  7/8/2024 2,794,506
1,800,000 4.950%,  2/10/2025
b,f
1,843,749
1,510,000 4.250%,  10/21/2025 1,715,658
Principal
Amount Long-Term Fixed Income (94.0%) Value
Financials (26.9%) - continued
$ 1,900,000 3.691%,  6/5/2028
b
$ 2,140,445
1,900,000 4.223%,  5/1/2029
b
2,214,642
HCP, Inc.
37,000 4.250%,  11/15/2023 40,563
Healthpeak Properties, Inc.
1,050,000 2.875%,  1/15/2031 1,100,244
HSBC Holdings plc
720,000 6.875%,  6/1/2021
b,f
730,635
1,800,000
1.270%,  (LIBOR 3M +
1.000%), 5/18/2024
b
1,801,849
1,440,000 4.300%,  3/8/2026 1,637,587
900,000 6.000%,  5/22/2027
b,f
932,998
1,080,000 4.041%,  3/13/2028
b
1,205,249
Icahn Enterprises, LP
360,000 6.250%,  5/15/2026 373,500
ING Groep NV
2,500,000 4.100%,  10/2/2023 2,745,047
Itau Unibanco Holding SA
2,200,000 2.900%,  1/24/2023
e
2,216,522
J.P. Morgan Chase & Company
1,150,000 5.150%,  5/1/2023
b,f
1,152,545
750,000 6.000%,  8/1/2023
b,f
766,875
730,000 6.750%,  2/1/2024
b,f
798,152
3,000,000 5.000%,  8/1/2024
b,f
3,000,000
1,800,000 4.600%,  2/1/2025
b,f
1,774,800
1,800,000 2.950%,  10/1/2026 1,981,566
1,800,000 2.956%,  5/13/2031
b
1,915,292
1,400,000 3.882%,  7/24/2038
b
1,639,752
1,850,000 5.500%,  10/15/2040 2,641,466
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,634,063
Kimco Realty Corporation
2,900,000 3.300%,  2/1/2025 3,139,946
Liberty Mutual Group, Inc.
1,065,000 4.950%,  5/1/2022
e
1,133,957
Lincoln National Corporation
1,850,000 4.000%,  9/1/2023 2,022,586
Lloyds Bank plc
1,090,000 4.650%,  3/24/2026 1,220,166
Lloyds Banking Group plc
2,250,000 2.858%,  3/17/2023
b
2,313,976
1,050,000 7.500%,  6/27/2024
b,f
1,107,750
700,000 7.500%,  9/27/2025
b,f
754,538
1,100,000 2.438%,  2/5/2026
b
1,146,914
Marsh & McLennan Companies,
Inc.
800,000 4.375%,  3/15/2029 961,267
MetLife, Inc.
1,450,000 3.850%,  9/15/2025
b,f
1,454,147
MGM Growth Properties Operating
Partnership, LP
360,000 4.500%,  9/1/2026 369,000
Mizuho Financial Group, Inc.
1,440,000 3.663%,  2/28/2027 1,604,038
1,900,000 1.979%,  9/8/2031
b
1,875,545
Morgan Stanley
1,900,000
4.047%,  (LIBOR 3M +
3.810%), 1/15/2021
b,f
1,854,799
1,810,000
1.615%,  (LIBOR 3M +
1.400%), 10/24/2023
b
1,842,172
1,000,000 2.720%,  7/22/2025
b
1,066,488
1,130,000 4.000%,  7/23/2025 1,284,102

Income Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
67
Principal
Amount Long-Term Fixed Income (94.0%) Value
Financials (26.9%) - continued
$ 1,140,000 5.300%,  12/15/2025
b,f
$ 1,159,950
720,000 3.125%,  7/27/2026 795,173
1,490,000 4.350%,  9/8/2026 1,729,190
2,400,000 3.622%,  4/1/2031
b
2,750,711
930,000 4.300%,  1/27/2045 1,197,290
MPT Operating Partnership, LP
360,000 5.000%,  10/15/2027 376,722
Nationwide Building Society
1,510,000 3.900%,  7/21/2025
e
1,702,270
1,080,000 4.000%,  9/14/2026
e
1,166,946
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
e
1,897,812
Natwest Group plc
2,900,000 3.032%,  11/28/2035
b
2,812,768
Nippon Life Insurance Company
1,450,000 3.400%,  1/23/2050
b,e
1,556,067
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
e
706,966
Peachtree Corners Funding Trust
1,700,000 3.976%,  2/15/2025
e
1,870,736
Preferred Term Securities XXIII,
Ltd.
112,888
0.450%,  (LIBOR 3M +
0.200%), 12/22/2036
b,e
93,374
Provident Financing Trust I
1,700,000 7.405%,  3/15/2038 1,934,997
Prudential Financial, Inc.
2,200,000 3.700%,  3/13/2051 2,426,378
700,000 5.200%,  3/15/2044
b
733,668
1,750,000 3.700%,  10/1/2050
b
1,789,375
Realty Income Corporation
2,170,000 3.875%,  7/15/2024 2,389,756
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,553,162
Regions Financial Corporation
1,400,000 5.750%,  6/15/2025
b,f
1,499,750
Reinsurance Group of America,
Inc.
1,450,000 4.700%,  9/15/2023 1,603,973
Royal Bank of Scotland Group plc
1,080,000 8.625%,  8/15/2021
b,f
1,114,679
1,500,000 4.269%,  3/22/2025
b
1,642,199
2,100,000 6.000%,  12/29/2025
b,f
2,172,870
600,000 3.754%,  11/1/2029
b
623,244
Santander Holdings USA, Inc.
1,350,000 3.450%,  6/2/2025 1,455,430
Santander UK Group Holdings plc
1,500,000 4.750%,  9/15/2025
e
1,654,028
Service Properties Trust
130,000 4.750%,  10/1/2026 111,150
Spirit Realty, LP
2,250,000 3.400%,  1/15/2030 2,294,822
1,150,000 3.200%,  2/15/2031 1,144,779
Standard Chartered plc
1,550,000 2.744%,  9/10/2022
b,e
1,573,441
1,750,000
1.368%,  (LIBOR 3M +
1.150%), 1/20/2023
b,e
1,755,405
Synchrony Financial
1,050,000 4.250%,  8/15/2024 1,148,767
1,050,000 3.950%,  12/1/2027 1,144,298
Principal
Amount Long-Term Fixed Income (94.0%) Value
Financials (26.9%) - continued
Truist Financial Corporation
$ 800,000 4.950%,  9/1/2025
b,f
$ 848,000
UBS Group Funding Jersey, Ltd.
1,510,000 4.125%,  9/24/2025
e
1,716,897
UBS Group Funding Switzerland
AG
1,440,000 4.253%,  3/23/2028
e
1,663,832
Ventas Realty, LP
720,000 3.500%,  2/1/2025 783,667
VEREIT Operating Partnership, LP
750,000 4.625%,  11/1/2025 832,530
1,900,000 3.400%,  1/15/2028 1,991,360
VICI Properties, LP / VICI Note
Company, Inc.
90,000 4.250%,  12/1/2026
e
91,516
90,000 4.625%,  12/1/2029
e
93,511
Wells Fargo & Company
2,000,000 4.125%,  8/15/2023 2,183,073
1,440,000 3.000%,  4/22/2026 1,568,335
1,800,000 2.393%,  6/2/2028
b
1,867,505
Welltower, Inc.
1,300,000 4.000%,  6/1/2025 1,467,393
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,649,183
Total 287,455,946
Foreign Government (0.3%)
Bahrain Government International
Bond
1,750,000 5.875%,  1/26/2021 1,758,750
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
e
605,000
Qatar Government International
Bond
1,100,000 4.500%,  4/23/2028
e
1,317,285
Total 3,681,035
Mortgage-Backed Securities (3.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
4,653,780 3.000%,  3/25/2050 4,867,805
430,404 3.000%,  4/1/2050 450,198
2,601,984 3.500%,  7/1/2047 2,757,716
Federal National Mortgage
Association
485,736 4.500%,  5/1/2048 525,605
1,919,165 3.500%,  10/1/2048 2,028,154
1,673,924 3.500%,  6/1/2049 1,771,129
2,170,391 3.500%,  8/1/2049 2,301,484
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,000,000 1.500%,  11/1/2035
d
2,041,250
3,475,000 2.000%,  12/1/2035
d
3,598,797
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,400,000 2.000%,  11/1/2050
d
2,474,344
2,200,000 2.000%,  12/1/2050
d
2,263,164
5,825,000 2.500%,  12/1/2050
d
6,059,593

Income Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
68
Principal
Amount Long-Term Fixed Income (94.0%) Value
Mortgage-Backed Securities (3.1%) - continued
$ 1,884,239 4.000%,  7/1/2048 $ 2,011,965
Total 33,151,204
Technology (5.4%)
Apple, Inc.
2,550,000 3.250%,  2/23/2026 2,850,442
1,080,000 3.750%,  9/12/2047 1,303,188
Applied Materials, Inc.
720,000 3.300%,  4/1/2027 810,756
Baidu, Inc.
1,100,000 2.375%,  10/9/2030 1,111,466
Broadcom Corporation
4,350,000 3.875%,  1/15/2027 4,806,448
1,800,000 3.500%,  1/15/2028 1,934,813
Broadcom, Inc.
2,150,000 4.250%,  4/15/2026 2,418,141
1,800,000 5.000%,  4/15/2030 2,123,140
CommScope Technologies
Finance, LLC
100,000 6.000%,  6/15/2025
e
99,138
Dell International, LLC/ EMC
Corporation
700,000 6.100%,  7/15/2027
e
831,774
Diamond 1 Finance Corporation
238,000 5.875%,  6/15/2021
e
238,574
3,775,000 6.020%,  6/15/2026
e
4,468,989
Diamond Sports Group, LLC
130,000 5.375%,  8/15/2026
e
75,725
180,000 6.625%,  8/15/2027
e
74,700
Fiserv, Inc.
1,775,000 3.200%,  7/1/2026 1,966,148
4,000,000 2.650%,  6/1/2030 4,243,254
Gartner, Inc.
180,000 3.750%,  10/1/2030
e
184,068
Hewlett Packard Enterprise
Company
1,250,000 2.250%,  4/1/2023 1,293,427
1,400,000 4.650%,  10/1/2024 1,580,115
Iron Mountain, Inc.
360,000 4.875%,  9/15/2029
e
361,800
Lam Research Corporation
1,750,000 4.000%,  3/15/2029 2,081,842
Marvell Technology Group, Ltd.
900,000 4.200%,  6/22/2023 973,649
1,100,000 4.875%,  6/22/2028 1,286,423
Micron Technology, Inc.
1,750,000 5.327%,  2/6/2029 2,103,477
NXP BV/NXP Funding, LLC
1,750,000 4.875%,  3/1/2024
e
1,960,401
1,750,000 5.350%,  3/1/2026
e
2,065,775
NXP Funding, LLC
1,100,000 3.150%,  5/1/2027
e
1,189,701
Oracle Corporation
2,100,000 2.800%,  4/1/2027 2,286,152
1,800,000 4.300%,  7/8/2034 2,227,479
Panasonic Corporation
1,600,000 3.113%,  7/19/2029
e
1,757,598
Seagate HDD Cayman
3,800,000 4.125%,  1/15/2031
e
4,090,386
Principal
Amount Long-Term Fixed Income (94.0%) Value
Technology (5.4%) - continued
Switch, Ltd.
$ 135,000 3.750%,  9/15/2028
e
$ 135,169
Texas Instruments, Inc.
1,800,000 4.150%,  5/15/2048 2,342,452
Xerox Holdings Corporation
60,000 5.000%,  8/15/2025
e
59,237
Total 57,335,847
Transportation (2.2%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b
1,425,258
Aircastle, Ltd.
1,785,000 4.400%,  9/25/2023 1,796,853
Boeing Company
3,800,000 3.250%,  2/1/2028 3,781,418
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,972,349
1,800,000 4.050%,  6/15/2048 2,200,716
CSX Corporation
1,100,000 2.400%,  2/15/2030 1,165,567
Delta Air Lines, Inc.
752,757 4.250%,  7/30/2023 702,767
300,000 7.000%,  5/1/2025
e
327,375
1,150,000 4.750%,  10/20/2028
e
1,174,537
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
e
2,785,475
Penske Truck Leasing Company,
LP
1,400,000 3.375%,  2/1/2022
e
1,443,191
Southwest Airlines Company
1,525,000 5.250%,  5/4/2025 1,695,604
2,200,000 5.125%,  6/15/2027 2,445,916
United Airlines Pass Through Trust
653,472 3.750%,  9/3/2026 631,764
XPO Logistics, Inc.
360,000 6.125%,  9/1/2023
e
364,500
Total 23,913,290
U.S. Government & Agencies (3.0%)
U.S. Treasury Bonds
13,600,000 1.250%,  5/15/2050 12,278,250
5,800,000 1.375%,  8/15/2050 5,406,687
5,000,000 1.500%,  2/15/2030 5,299,219
U.S. Treasury Notes
9,500,000 0.250%,  10/31/2025 9,436,914
Total 32,421,070
Utilities (7.4%)
AEP Transmission Company, LLC
2,520,000 3.100%,  12/1/2026 2,813,157
Ameren Illinois Company
1,050,000 4.500%,  3/15/2049 1,374,587
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 2,031,095
Arizona Public Service Company
1,800,000 3.500%,  12/1/2049 2,001,948

Income Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
69
Principal
Amount Long-Term Fixed Income (94.0%) Value
Utilities (7.4%) - continued
Baltimore Gas and Electric
Company
$ 1,440,000 2.400%,  8/15/2026 $ 1,546,864
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,808,899
CenterPoint Energy Resources
Corporation
1,700,000 1.750%,  10/1/2030 1,704,792
CenterPoint Energy, Inc.
1,750,000 2.950%,  3/1/2030 1,896,198
CMS Energy Corporation
1,440,000 3.450%,  8/15/2027 1,605,855
Consolidated Edison Company of
New York, Inc.
720,000 2.900%,  12/1/2026 779,223
2,250,000 4.125%,  5/15/2049 2,704,943
Dominion Energy, Inc.
1,600,000 3.071%,  8/15/2024 1,727,506
1,250,000 4.650%,  12/15/2024
b,f
1,279,179
Duke Energy Corporation
2,160,000 2.650%,  9/1/2026 2,323,116
2,160,000 3.150%,  8/15/2027 2,369,150
1,800,000 3.750%,  9/1/2046 2,023,567
Edison International
3,700,000 5.750%,  6/15/2027 4,203,535
Exelon Corporation
880,000 3.950%,  6/15/2025 990,057
340,000 3.400%,  4/15/2026 379,557
Exelon Generation Company, LLC
1,700,000 3.250%,  6/1/2025 1,849,059
FirstEnergy Corporation
2,520,000 3.900%,  7/15/2027 2,691,451
700,000 4.850%,  7/15/2047 759,547
FirstEnergy Transmission, LLC
1,850,000 5.450%,  7/15/2044
e
2,265,714
Georgia Power Company
1,800,000 2.650%,  9/15/2029 1,940,957
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,794,755
Nevada Power Company
1,700,000 6.750%,  7/1/2037 2,545,943
NextEra Energy Operating
Partners, LP
360,000 3.875%,  10/15/2026
e
372,724
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 1,316,132
NiSource, Inc.
1,800,000 3.600%,  5/1/2030 2,044,363
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,770,684
Pacific Gas and Electric Company
730,000 2.950%,  3/1/2026 738,961
1,100,000 3.300%,  12/1/2027 1,111,883
1,100,000 3.950%,  12/1/2047 1,036,193
PPL Capital Funding, Inc.
1,810,000 3.950%,  3/15/2024 1,975,982
1,900,000 4.125%,  4/15/2030 2,227,604
PPL Electric Utilities Corporation
2,200,000 3.000%,  10/1/2049 2,329,285
Principal
Amount Long-Term Fixed Income (94.0%) Value
Utilities (7.4%) - continued
San Diego Gas and Electric
Company
$ 1,800,000 4.150%,  5/15/2048 $ 2,155,779
Sempra Energy
1,400,000 4.875%,  10/15/2025
b,f
1,456,000
1,800,000 3.250%,  6/15/2027 1,942,316
Southern California Edison
Company
1,800,000 3.650%,  2/1/2050 1,870,747
Southern Company
4,370,000 3.250%,  7/1/2026 4,863,266
1,900,000 4.000%,  1/15/2051
b
1,932,145
TerraForm Power Operating, LLC
360,000 5.000%,  1/31/2028
e
395,217
Total 78,949,935
Total Long-Term Fixed Income
(cost $944,277,694) 1,006,139,079
Shares
Registered Investment
Companies ( 2.0% ) Value
Unaffiliated  (2.0%)
70,000 iShares J.P. Morgan USD
Emerging Markets Bond ETF 7,701,400
200,000 iShares S&P U.S. Preferred Stock
Index Fund 7,244,000
59,000 SPDR Bloomberg Barclays High
Yield Bond ETF 6,153,700
Total 21,099,100
Total Registered Investment
Companies (cost $20,013,516) 21,099,100
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
12,500 Cobank ACB, 6.250%
b,f
1,306,250
Total 1,306,250
Total Preferred Stock
(cost $1,250,000) 1,306,250
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
787,875 Thrivent Cash Management Trust 787,875
Total Collateral Held for
Securities Loaned
(cost $787,875) 787,875
Shares or
Principal
Amount Short-Term Investments ( 5.7% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.060%, 11/10/2020
i,j
299,995
300,000 0.055%, 12/9/2020
i,j
299,972

Income Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
70
Shares or
Principal
Amount Short-Term Investments (5.7%) Value
Thrivent Core Short-Term Reserve
Fund
6,103,201 0.290% $ 61,032,009
Total Short-Term Investments
(cost $61,561,410) 61,631,976
Total Investments (cost
$1,034,575,879) 102.5% $1,097,509,283
Other Assets and Liabilities, Net
(2.5%) (26,799,819)
Total Net Assets 100.0% $1,070,709,464
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $208,668,793 or
19.5% of total net assets.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g All or a portion of the security is insured or guaranteed.
h All or a portion of the security is on loan.
i The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of
October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 759,774
Total lending $759,774
Gross amount payable upon return of
collateral for securities loaned $787,875
Net amounts due to counterparty
$28,101
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
USISDA 10Y - ICE Swap USD Rate 10 Year

International Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
71
Shares Common Stock ( 91.1% ) Value
Argentina (<0.1%)
3,530 Telecom Argentina SA ADR
a
$ 22,627
Total 22,627
Australia (5.0%)
7,909 Accent Group, Ltd. 9,286
29,636 AGL Energy, Ltd. 259,745
20,980 Ansell, Ltd. 593,252
26,604 ARB Corporation, Ltd. 576,269
92,653 Aristocrat Leisure, Ltd. 1,865,725
20,699 ASX, Ltd. 1,159,031
91,447 BHP Group, Ltd. 2,192,129
47,129 Breville Group, Ltd. 873,173
27,556 BWP Trust 77,682
181,809 Carsales.com, Ltd. 2,656,185
139,820 Charter Hall Group 1,212,311
39,552 Collins Foods, Ltd. 268,456
102,467 Commonwealth Bank of Australia 4,974,923
12,107 Computershare, Ltd. 103,465
7,134 Credit Corporation Group, Ltd. 91,874
25,785 CSL, Ltd. 5,220,354
86,353 Data# 3, Ltd. 378,987
10,511 Domino's Pizza Enterprises, Ltd. 626,051
46,797 Genworth Mortgage Insurance
Australia, Ltd. 56,148
56,902 Harvey Norman Holdings, Ltd. 178,003
39,237 IPH, Ltd. 181,857
37,715 JB Hi-Fi, Ltd. 1,260,262
68,431 Mineral Resources, Ltd. 1,201,633
3,288 Netwealth Group, Ltd. 39,934
15,280 OZ Minerals, Ltd. 159,621
71,917 Pendal Group, Ltd. 327,187
7,621 Perseus Mining, Ltd.
a
6,591
42,870 Premier Investments, Ltd. 642,967
33,000 Pro Medicus, Ltd. 753,253
9,057 REA Group, Ltd. 753,197
170,707 Regis Resources, Ltd. 501,046
128,074 Reliance Worldwide Corporation,
Ltd. 369,715
42,162 Rio Tinto, Ltd. 2,742,796
48,713 Sandfire Resources, Ltd. 151,588
39,223 SEEK, Ltd.
b
593,662
5,468 Seven Group Holdings, Ltd. 74,665
1,047 Smartgroup Corporation, Ltd. 4,006
24,874 Super Retail Group, Ltd. 195,760
115,783 Technology One, Ltd. 730,907
125,558 Transurban Group 1,188,992
464,782 Vita Group, Ltd. 324,624
56,935 Westpac Banking Corporation 720,617
101,355 Woodside Petroleum, Ltd. 1,250,135
Total 37,548,064
Austria (0.2%)
25,848 BAWAG Group AG
a,c
949,270
23,367 OMV AG 540,158
6,921 Osterreichische Post AG 219,796
1,239 Semperit Aktiengesellschaft
Holding
a
31,812
9,345 Zumtobel AG 52,241
Total 1,793,277
Belgium (0.6%)
34,682 bpost SA 307,330
748 Gimv NV 39,061
11,478 Groupe Bruxelles Lambert SA 941,287
Shares Common Stock (91.1%) Value
Belgium (0.6%) - continued
1,212 KBC Ancora
a
$ 34,352
321 Mobistar SA 5,349
8,888 NV Bekaert SA 189,049
8,155 SA D'Ieteren NV 408,564
2,212 Tessenderlo Group
a
75,295
9,837 UCB SA 971,613
37,557 Warehouses De Pauw SCA 1,258,278
Total 4,230,178
Bermuda (0.1%)
32,000 Johnson Electric Holdings, Ltd. 66,211
290,000 K Wah International Holdings, Ltd. 137,621
277,000 Kerry Logistics Network, Ltd. 578,511
31,000 Pacific Basin Shipping, Ltd. 4,528
32,000 Road King Infrastructure, Ltd. 38,059
137,800 Shanghai Industrial Urban
Development Group, Ltd. 12,846
362,000 Yuexiu Transport Infrastructure, Ltd. 201,621
Total 1,039,397
Brazil (0.5%)
22,800 Ambev SA 48,557
24,700 Atacadao SA 78,776
1,200 B2W - Companhia Digital
a
15,672
24,900 B3 SA - Brasil Bolsa Balcao 220,491
35,900 Banco ABC Brasil SA 75,955
40,069 Banco Bradesco SA ADR 140,242
1,100 Banco BTG Pactual SA 13,893
14,900 Banco do Brasil SA 77,253
16,805 Banco Santander Brasil SA ADR 93,100
10,100 BB Seguridade Participacoes SA 41,717
4,400 BRF SA
a
12,913
5,800 Camil Alimentos SA 12,170
12,000 CCR SA 23,277
2,900 Cia Brasileira de Distribuicao 31,310
12,400 Companhia Hering 34,231
14,529 Companhia Siderurgica Nacional
SA ADR 51,869
5,000 Cosan Logistica SA
a
14,238
6,100 Cosan SA 68,740
41,500 EDP - Energias do Brasil SA 123,026
6,000 Enauta Participacoes SA 9,965
22,029 Gerdau SA ADR 83,931
8,200 Grendene SA 11,475
1,200 Hapvida Participacoes e
Investimentos SA
c
13,495
2,600 Hypera SA 12,638
8,900 Iochpe-Maxion SA 20,567
50,389 Itau Unibanco Holding SA ADR 206,091
116,100 Itausa SA 183,924
17,700 JBS SA 59,720
11,800 Klabin SA 48,636
5,900 Localiza Rent a Car SA 62,466
4,300 Lojas Americanas SA 17,281
1,900 M. Dias Branco SA 10,672
22,900 Magazine Luiza SA 97,899
34,500 Metalurgica Gerdau SA 58,382
1,600 Natura & Company Holding SA 12,852
4,700 Notre Dame Intermedica
Participacoes SA 53,668
13,200 Petrobras Distribuidora SA 43,962
81,090 Petroleo Brasileiro SA 267,382
13,478 Petroleo Brasileiro SA ADR 89,359
36,400 Raia Drogasil SA 153,138

International Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
72
Shares Common Stock (91.1%) Value
Brazil (0.5%) - continued
35,800 Rumo SA
a
$ 113,366
8,000 Suzano SA
a
69,000
5,300 Tegma Gestao Logistica SA 19,342
12,133 Telefonica Brasil SA ADR 89,299
3,085 TIM SA ADR 31,775
7,100 Tupy SA
a
23,139
16,297 Vale SA ADR 172,259
11,800 WEG SA 156,087
Total 3,369,200
Canada (6.6%)
11,270 Air Canada
a
124,602
24,622 Alaris Equity Partners Income Trust 226,760
8,111 Bank of Montreal 482,959
78,093 Barrick Gold Corporation 2,087,872
2,019 BCE, Inc. 81,136
2,446 Canadian Imperial Bank of
Commerce 182,454
49,964 Canadian National Railway
Company 4,963,398
20,576 Canadian Natural Resources, Ltd. 327,412
9,898 Canadian Pacific Railway, Ltd. 2,957,885
73,114 CGI, Inc.
a
4,536,767
158,196 CI Financial Corporation 1,844,017
199 Constellation Software, Inc. 208,902
47,345 Dollarama, Inc. 1,630,405
1,838 Fairfax Financial Holdings, Ltd. 483,180
3,029 FirstService Corporation 406,163
14,666 Gibson Energy, Inc. 215,978
7,758 Granite REIT 434,979
12,598 Intact Financial Corporation 1,301,311
26,740 Kirkland Lake Gold, Ltd. 1,218,283
66,432 Laurentian Bank of Canada
d
1,306,900
5,157 Magna International, Inc. 263,574
64,026 Manulife Financial Corporation 867,905
103,873 Northland Power, Inc. 3,359,519
28,436 Onex Corporation 1,229,388
37,912 Peyto Exploration & Development
Corporation 81,953
54,160 Quebecor, Inc. 1,256,538
12,708 Restaurant Brands International,
Inc. 660,816
62,560 Royal Bank of Canada 4,374,457
545 Shopify Inc.
a
504,359
35,197 Sun Life Financial, Inc. 1,400,430
76,854 Suncor Energy, Inc. 867,009
12,677 TC Energy Corporation 498,973
14,297 TFI International, Inc. 636,567
27,481 Thomson Reuters Corporation 2,136,517
13,165 TMX Group, Ltd. 1,279,247
370 Topicus.com, Inc.
a,b
0
108,131 Toronto-Dominion Bank 4,770,652
Total 49,209,267
Cayman Islands (1.8%)
61,500 3SBio, Inc.
a,c
57,361
6,588 Baidu.com, Inc. ADR
a
876,534
19,000 Bizlink Holding, Inc. 146,105
14,000 China Kepei Education Group, Ltd. 9,657
16,000 China Meidong Auto Holdings, Ltd. 65,519
13,000 China Mengniu Dairy Company,
Ltd. 61,286
152,000 China Resources Land, Ltd. 621,629
Shares Common Stock (91.1%) Value
Cayman Islands (1.8%) - continued
39,000 China Resources Medical Holdings
Company, Ltd. $ 23,218
132,000 Chinasoft International, Ltd. 95,824
123,000 Consun Pharmaceutical Group,
Ltd. 48,545
5,600 ENN Energy Holdings, Ltd. 70,874
115,000 Fu Shou Yuan International Group,
Ltd. 118,457
61,000 Goodbaby International Holdings,
Ltd.
a
7,766
277,000 IGG, Inc. 299,850
74,500 Kingboard Holdings, Ltd. 252,335
34,000 Li Ning Company, Ltd. 177,206
78,000 Longfor Group Holdings, Ltd.
c
427,371
29,700 Meituan Dianping
a
1,107,192
15,500 NetDragon Websoft Holdings, Ltd. 33,345
10,473 NetEase, Inc. ADR 908,952
3,169 New Oriental Education &
Technology Group, Inc. ADR
a
508,244
29,500 Shimao Property Holdings, Ltd. 104,498
1,024 Shimao Services Holdings, Ltd.
a,c
2,193
885,000 Shui On Land, Ltd. 116,694
376,000 SITC International Holdings
Company, Ltd. 580,790
2,558 TAL Education Group ADR
a
170,005
72,390 Tencent Holdings, Ltd. 5,531,005
82,000 Tingyi (Cayman Islands) Holding
Corporation 150,054
162,000 VPower Group International
Holdings, Ltd.
c
58,144
7,000 Wuxi Biologics (Cayman), Inc.
a,c
196,586
102,500 Xiabuxiabu Catering Management
Holdings Company, Ltd.
c
175,446
6,000 Xiaomi Corporation
a,c
17,064
69,500 Zhongsheng Group Holdings, Ltd. 495,552
Total 13,515,301
Chile (0.1%)
3,115 Banco de Chile ADR 49,061
1,253 Banco de Credito e Inversiones SA 39,228
4,166 Banco Santander Chile SA ADR 57,824
7,134 CAP SA 58,858
5,942 Cia Cervecerias Unidas SA ADR 63,936
363,066 Colbun SA 54,791
26,058 Embotelladora Andina SA 54,252
25,556 Empresas CMPC SA 53,145
1,626 Empresas Copec SA 12,398
3,869 Enel Americas SA ADR 25,148
5,360 Enel Chile SA ADR 17,849
47,075 SMU SA 6,127
1,676 Sociedad Quimica y Minera de
Chile SA ADR 62,029
Total 554,646
China (2.5%)
29,500 Aisino Corporation 68,536
23,688 Alibaba Group Holding, Ltd. ADR
a
7,217,497
7,700 Anhui Conch Cement Company,
Ltd., Class A 58,636
61,500 Anhui Conch Cement Company,
Ltd., Class H 384,713
688,000 Bank of China, Ltd. 217,313
509,000 Bank of Communications
Company, Ltd. 250,419

International Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
73
Shares Common Stock (91.1%) Value
China (2.5%) - continued
39,000 Beijing SL Pharmaceutical
Company, Ltd. $ 64,976
21,600 By-health Company, Ltd. 83,549
351,000 China Cinda Asset Management
Company, Ltd. 65,846
176,000 China Coal Energy Company, Ltd. 42,992
804,000 China Construction Bank
Corporation 554,047
52,800 China International Capital
Corporation, Ltd.
a,c
123,372
4,500 China Merchants Bank Company,
Ltd. 23,440
178,000 China National Building Material
Company, Ltd. 204,889
362,000 China Oilfield Services, Ltd. 218,605
5,157 China Petroleum & Chemical
Corporation ADR 202,825
16,087 China Resources Sanjiu Medical
and Pharmaceutical Company,
Ltd. 65,145
1,190,000 China Telecom Corporation, Ltd. 373,552
78,900 China Vanke Company, Ltd. 244,903
60,999 China Yangtze Power Company,
Ltd. 173,049
575,000 CNOOC, Ltd. 526,100
138,400 GF Securities Company, Ltd. 178,964
56,500 Great Wall Motor Company, Ltd. 91,477
12,200 Guangdong Haid Group Company,
Ltd. 112,359
49,700 Hangzhou Hikvision Digital
Technology Company, Ltd. 334,078
26,300 Henan Shuanghui Investment &
Development Company, Ltd. 196,600
36,774 Hualan Biological Engineering, Inc. 281,688
1,097,000 Industrial and Commercial Bank of
China, Ltd. 622,947
88,661 Inner Mongolia Eerduosi Resources
Company, Ltd. 113,065
14,223 JD.com, Inc. ADR
a
1,159,459
58,000 Jiangxi Copper Company, Ltd. 69,263
2,302 Kweichow Moutai Company, Ltd. 575,148
13,600 Livzon Pharmaceutical Group, Inc. 98,462
245,400 Metallurgical Corporation of China,
Ltd. 95,126
6,764 Midea Group Company, Ltd. 78,937
51,168 Ping An Insurance Company of
China, Ltd. 529,061
529,000 Postal Savings Bank of China
Company, Ltd.
c
259,614
22,988 S. F. Holding Company, Ltd. 284,748
33,900 Shandong Sun Paper Industry Joint
Stock Company, Ltd.
a
70,560
40,000 Shandong Weigao Group Medical
Polymer Company, Ltd. 77,575
3,600 Shanghai Haohai Biological
Technology Company, Ltd.
c
22,192
43,400 Shanghai Pharmaceuticals Holding
Company, Ltd. 67,370
19,400 Shenzhou International Group
Holdings, Ltd. 337,548
172,800 Sinopharm Group Company, Ltd. 396,998
144,000 Tong Ren Tang Technologies
Company, Ltd. 84,555
32,000 Tsingtao Brewery Company, Ltd. 265,158
23,520 Winning Health Technology Group
Company, Ltd. 62,592
Shares Common Stock (91.1%) Value
China (2.5%) - continued
15,700 Wuliangye Yibin Company, Ltd. $ 574,030
3,747 WuXi AppTec Company, Ltd. 63,298
238,900 Xiamen C&D, Inc. 299,223
4,320 Zhejiang Dingli Machinery
Company, Ltd. 58,864
306,000 Zijin Mining Group Company, Ltd. 223,078
Total 18,848,441
Colombia (<0.1%)
1,286 Bancolombia SA ADR 32,780
4,256 Interconexion Electrica SA 22,653
Total 55,433
Czech Republic (<0.1%)
5,977 CEZ AS 113,124
3,079 Komercni Banka AS
a
62,522
8,081 Moneta Money Bank AS
c
18,345
55 Philip Morris CR 31,919
Total 225,910
Denmark (2.0%)
886 A.P. Moller - Maersk AS, Class B 1,419,934
948 Aktieselskabet Schouw & Company 82,554
3,573 ChemoMetec AS 207,032
9,330 Christian Hansen Holding AS 941,488
15,532 DSV AS 2,519,935
103,256 Novo Nordisk AS 6,584,187
34,142 Novozymes AS 2,053,341
4,635 Per Aarsleff Holding AS 177,293
1,442 Ringkjoebing Landbobank AS 109,752
8,050 Scandinavian Tobacco Group AS
c
113,705
2,777 SimCorp AS 331,223
15,239 Topdanmark AS 596,750
Total 15,137,194
Egypt (<0.1%)
37,546 Commercial International Bank
Egypt SAE GDR 144,830
145,703 EFG Hermes Holding Company
a
115,058
Total 259,888
Finland (0.6%)
888 Huhtamaki Oyj
a
43,354
61,914 Kesko Oyj 1,588,744
19,698 Neste Oil Oyj 1,027,317
11,282 Nordea Bank Abp
a
84,674
14,741 Raisio Oyj 52,363
11,122 Rovio Entertainment Oyj
c
66,460
9,710 Stora Enso Oyj 141,697
8,982 Tokmanni Group Corporation 142,895
9,681 UPM-Kymmene Oyj 273,574
18,007 Uponor Oyj 335,732
32,493 Valmet Oyj 775,506
Total 4,532,316
France (6.1%)
28,899 Air Liquide SA 4,226,127
7,824 Albioma SA 364,765
1,095 Alten SA
a
87,675
59,310 BNP Paribas SA
a
2,068,416
117,270 CGG SA
a
66,088
1,134 Chargeurs SA 22,104

International Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
74
Shares Common Stock (91.1%) Value
France (6.1%) - continued
8,613 Cie Generale des Etablissements
Michelin $ 930,210
44,297 CNP Assurances
a
499,608
29,593 Coface SA
a
231,215
67,560 Credit Agricole SA
a
534,434
97,679 Elior Participations SCA
c
368,132
17,749 Elis SA
a
194,667
2,457 Gaztransport Et Technigaz SA 235,519
3,768 Hermes International 3,508,375
3,684 Ipsos SA 90,547
4,542 Jacquet Metal SA 52,422
3,749 Kaufman & Broad SA 133,601
104,501 Legrand SA 7,725,940
7,372 L'Oreal SA 2,382,516
10,638 LVMH Moet Hennessy Louis Vuitton
SE 4,986,520
16,992 Metropole Television SA
a
186,648
7,433 Nexans SA
a
360,964
10,177 Quadient SAS 132,621
14,267 Renault SA
a
353,332
102,904 Rexel SA
a
1,083,438
2,171 Rubis SCA 71,382
30,545 Sanofi 2,758,002
50,062 Schneider Electric SE 6,082,838
865 Sopra Group SA
a
102,858
2,919 Teleperformance SA 876,232
121,080 Total SE 3,668,315
817 Trigano 108,568
2,538 Vallourec SA
a,d
35,369
1,154 Vicat SA 35,481
14,450 Vinci SA 1,141,331
Total 45,706,260
Germany (4.4%)
2,275 Adidas AG
a
675,912
351 ADVA Optical Networking SE
a
2,695
35,030 Allianz SE 6,170,675
71,261 Alstria Office REIT AG 907,123
435 Amadeus Fire AG
a
45,196
13,781 Aurubis AG 881,616
13,107 Bayer AG 615,903
601 Cewe Stiftung & Company KGaA 57,289
20,735 Daimler AG 1,071,757
37,408 Deutsche Boerse AG 5,512,184
148,644 Deutsche Pfandbriefbank AG
a,c
908,382
20,396 Deutsche Post AG 904,314
193,737 Deutsche Telekom AG 2,944,549
12,725 Dialog Semiconductor plc
a
485,125
2,477 Duerr AG 71,234
7,605 Eckert & Ziegler Strahlen- und
Medizintechnik AG 348,085
11,790 Gerresheimer AG 1,185,179
5,859 Hamburger Hafen und Logistik AG 98,220
1 Hornbach Baumarkt AG 40
730 Hornbach Holding AG & Company
KGaA 70,311
3,179 Jungheinrich AG 115,579
327 LEG Immobilien AG 44,195
3,005 Muenchener Rueckversicherungs-
Gesellschaft AG 704,301
586 New Work SE 152,535
14,333 SAP SE 1,529,106
6,951 Siemens AG 815,461
4,578 Siltronic AG 433,239
16,101 Software AG 576,810
Shares Common Stock (91.1%) Value
Germany (4.4%) - continued
26,701 Symrise AG $ 3,292,500
71,694 TAG Immobilien AG 2,112,788
25,001 Takkt AG
a
265,680
1,491 Wacker Chemie AG 143,839
563 zooplus AG
a
90,486
Total 33,232,308
Greece (0.1%)
929 Athens Water Supply and
Sewerage Company SA 7,195
9,890 Hellenic Telecommunications
Organization SA 131,158
4,649 Motor Oil (Hellas) Diilistiria
Korinthou AE 43,467
18,196 Mytilineos SA 199,641
2,317 OPAP SA 18,744
215 Piraeus Port Authority SA 4,251
706 Sarantis SA 6,948
1,449 Terna Energy SA 19,306
Total 430,710
Hong Kong (1.1%)
230,929 AIA Group, Ltd. 2,197,792
464,000 CITIC Telecom International
Holdings, Ltd. 147,393
506,000 CITIC, Ltd. 361,759
230,500 CK Hutchison Holdings, Ltd. 1,392,216
96,960 CSPC Pharmaceutical Group, Ltd. 102,964
60,000 Far East Horizon, Ltd. 59,180
201,000 Galaxy Entertainment Group, Ltd. 1,328,320
137,778 Hang Lung Group, Ltd. 305,841
17,300 Hong Kong Exchanges & Clearing,
Ltd. 828,994
66,000 Luk Fook Holdings International,
Ltd. 161,381
723,600 Man Wah Holdings, Ltd. 1,009,884
104,000 Shanghai Industrial Holdings, Ltd. 138,962
44,000 Sino-Ocean Group Holding, Ltd. 8,416
186,000 United Laboratories International
Holdings 159,938
956,000 Yuexiu Property Company, Ltd. 185,609
Total 8,388,649
Hungary (<0.1%)
2,538 Magyar Telekom
Telecommunications plc 2,797
864 OTP Bank Nyrt
a
26,952
4,605 Richter Gedeon Nyrt 94,023
Total 123,772
India (0.9%)
38,917 Amara Raja Batteries, Ltd. 401,952
49,069 Ambuja Cements, Ltd. 171,790
810 APL Apollo Tubes, Ltd.
a
34,364
3,895 Asian Paints, Ltd. 116,176
10,657 Bajaj Auto, Ltd. 415,151
18,041 Cipla, Ltd. 183,569
1,244 Dr. Lal PathLabs, Ltd.
c
38,532
689 Endurance Technologies, Ltd.
c
9,825
18,330 Glenmark Pharmaceuticals, Ltd. 117,365
17,042 Granules India, Ltd. 88,186
7,840 Greaves Cotton, Ltd.
a
7,374
70,281 HCL Technologies, Ltd. 799,630

International Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
75
Shares Common Stock (91.1%) Value
India (0.9%) - continued
20,700 Heidelberg Cement India, Ltd. $ 51,519
10,395 Hero Motocorp, Ltd. 392,179
1,973 Hindustan Unilever, Ltd. 55,166
3,464 Housing Development Finance
Corporation 89,868
56,712 Infosys, Ltd. ADR 809,280
8,685 InterGlobe Aviation, Ltd.
a,c
153,286
44,410 Jindal Saw, Ltd. 36,142
2,128 Kalpataru Power Transmission, Ltd. 7,168
10,008 Mindtree, Ltd. 179,735
3,481 Multi Commodity Exchange of
India, Ltd. 79,885
75,847 Oil and Natural Gas Corporation,
Ltd. 66,405
4,042 Persistent Systems, Ltd. 63,239
11,378 PNB Housing Finance, Ltd.
a,c
54,138
20,211 Reliance Industries, Ltd. 560,345
15,558 Tata Consultancy Services, Ltd. 560,718
21,923 Tata Elxsi, Ltd. 454,735
44,701 Tech Mahindra, Ltd. 492,204
84,604 Wipro, Ltd. ADR 409,483
Total 6,899,409
Indonesia (<0.1%)
425,290 Astra International Tbk PT 155,304
362,900 Industri Jamu Dan Farmasi Sido
Muncul Tbk PT 19,761
871,200 Mitra Adiperkasa Tbk PT
a
38,375
8,336 Telekomunikasi Indonesia Persero
Tbk PT ADR 142,462
Total 355,902
Ireland (0.1%)
2,658 C & C Group plc 5,569
48,155 Glanbia plc 458,030
181,605 Greencore Group plc 212,613
Total 676,212
Isle of Man (0.1%)
73,374 GVC Holdings plc
a
919,162
Total 919,162
Israel (0.3%)
31,377 First International Bank of Israel,
Ltd. 693,627
459 Paz Oil Company, Ltd. 42,435
66,666 Plus500, Ltd. 1,277,639
Total 2,013,701
Italy (1.8%)
9,119 Amplifon SPA
a
331,545
65,178 Anima Holding SPA
c
244,206
6,407 ASTM SPA
a
119,242
60,308 Azimut Holding SPA 1,016,565
31,547 Banca Mediolanum SPA 215,532
17,830 Banca Popolare Di Sondrio SCRL
a
31,340
19,709 Biesse SPA
a
340,614
58,656 Buzzi Unicem SPA 1,269,182
6,323 De'Longhi SPA
a
202,220
219,763 Enel SPA 1,747,221
74,743 Eni SPA 523,576
783 ERG SPA 17,733
35,468 Falck Renewables SPA 192,334
Shares Common Stock (91.1%) Value
Italy (1.8%) - continued
32,481 Interpump Group SPA $ 1,226,851
62,124 Intesa Sanpaolo SPA
a
103,132
40,225 Italgas SPA 232,449
7,167 La Doria SPA 105,043
521,762 Piaggio & C. SPA 1,423,951
60,623 Recordati SPA 3,142,965
6,116 Reply SPA 657,081
2,066 Sesa SPA
a
193,565
12,242 Tinexta SPA
a
263,053
Total 13,599,400
Japan (20.9%)
18,600 ABC-MART, Inc. 943,474
124 Activia Properties, Inc. 448,014
3,600 Advantest Corporation 208,523
5,800 Aica Kogyo Company, Ltd. 195,345
23,500 Aichi Corporation 203,477
16,000 Air Water, Inc. 228,605
48,700 Alps Electric Company, Ltd. 702,611
3,500 Altech Corporation 64,660
9,600 AOKI Holdings, Inc. 41,729
9,800 Arcland Sakamoto Company, Ltd. 188,803
2,200 Arcland Service Holdings
Company, Ltd. 42,183
6,600 Arcs Company, Ltd. 146,108
3,000 Argo Graphics, Inc. 92,284
1,200 AS ONE Corporation 173,423
11,800 Asahi Group Holdings, Ltd. 365,176
2,800 Asahi Intecc Company, Ltd. 86,767
10,100 ASKUL Corporation 387,904
61,900 Astellas Pharmaceutical, Inc. 848,831
4,900 Autobacs Seven Company, Ltd. 62,727
3,300 Avex, Inc. 31,880
3,500 Azbil Corporation 142,042
2,400 BayCurrent Consulting, Inc. 310,537
1,500 Belc Company, Ltd. 92,078
5,500 Bic Camera, Inc. 60,745
30,900 Bridgestone Corporation 1,007,186
9,900 Bunka Shutter Company, Ltd. 77,729
3,700 Calbee, Inc. 113,504
14,300 Canon Electronics, Inc. 197,284
8,500 Canon Marketing Japan, Inc. 181,076
5,600 Cawachi, Ltd. 158,833
200 Central Glass Company, Ltd. 4,292
47,000 Chiyoda Company, Ltd. 413,562
2,800 Chiyoda Integre Company, Ltd. 41,313
23,900 Chugai Pharmaceutical Company,
Ltd. 922,540
6,600 Chugoku Marine Paints, Ltd. 63,006
29,421 Citizen Watch Company, Ltd.
a
77,945
7,000 CKD Corporation 116,507
3,400 Cocokara Fine, Inc. 223,368
27,200 Computer Engineering &
Consulting, Ltd. 388,051
2,500 CONEXIO Corporation 30,097
11,000 Cosel Company, Ltd. 105,300
4,700 Cybozu, Inc. 135,624
51,600 Daiichi Sankyo Company, Ltd. 1,361,913
10,700 Daiichikosho Company, Ltd. 366,122
7,800 Daikin Industries, Ltd. 1,459,639
9,600 Daito Trust Construction Company,
Ltd. 873,266
86,300 DCM Holdings Company, Ltd. 1,069,315
5,400 Demae-Can Company, Ltd.
a
160,116
69,100 Dena Company, Ltd. 1,178,991

International Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
76
Shares Common Stock (91.1%) Value
Japan (20.9%) - continued
45,400 Denso Corporation $ 2,115,485
16,300 DIC Corporation 396,837
7,500 DIP Corporation 144,100
300 DISCO Corporation 80,972
7,700 Doshisha Company, Ltd. 141,683
18,000 Doutor Nichires Holdings
Company, Ltd. 252,683
9,200 DOWA Holdings Company, Ltd. 263,294
57,918 DTS Corporation 1,126,447
3,500 Earth Chemical Company, Ltd. 222,325
6,300 Ebara Corporation 175,118
34,900 EDION Corporation 343,757
17,600 Eiken Chemical Company, Ltd. 336,710
7,300 Eisai Company, Ltd. 567,601
2,200 Electric Power Development
Company, Ltd. 29,732
314,100 Eneos Holdings, Inc. 1,059,863
18,000 EPS Holdings, Inc. 163,067
73,700 Exedy Corporation 929,138
34,700 F@N Communications, Inc. 155,396
900 FANUC Corporation 190,102
1,800 Fast Retailing Company, Ltd. 1,255,575
12,800 Financial Products Group
Company, Ltd. 55,659
31,900 Fuji Soft, Inc. 1,706,189
1,800 Fujibo Holdings, Inc. 62,566
2,300 FUJIFILM Holdings NPV 117,283
9,300 Fujimi Incorporated 331,108
3,100 Fujitsu, Ltd. 366,775
236 Fukuoka REIT Corporation 286,091
700 Fuyo General Lease Company, Ltd. 40,193
2,700 Gakken Holdings Company, Ltd. 36,473
32,700 Glory, Ltd. 689,265
51 GLP J-Reit 78,624
13,000 GMO Internet, Inc. 346,739
13,400 Goldcrest Company, Ltd. 171,217
89,900 Gree, Inc. 468,785
27,740 GS Yuasa Corporation 484,191
22,800 H.U. Group Holdings, Inc. 580,084
11,400 Hakuhodo Dy Holdings, Inc. 145,249
400 Hamakyorex Company, Ltd. 11,349
124 Hankyu REIT, Inc. 137,018
60,400 Hanwa Company, Ltd. 1,171,016
561 Heiwa Real Estate REIT, Inc. 606,522
20,800 Hitachi, Ltd. 701,049
14,500 Hogy Medical Company, Ltd. 425,446
81,200 Hokuetsu Corporation 268,227
5,600 Hokuto Corporation 117,777
27,900 Honda Motor Company, Ltd. 659,917
2,000 Horiba, Ltd. 98,383
38 Hoshino Resorts REIT, Inc. 179,370
11,400 Hoya Corporation 1,286,569
493 Ichigo Real Estate Investment
Corporation 318,805
16,500 INES Corporation 235,589
684 Invesco Office J-Reit, Inc. 84,855
23,800 ITOCHU Techno-Solutions
Corporation 807,472
2,200 Itokuro, Inc.
a
31,416
17,600 Izumi Company, Ltd. 596,882
6,600 JAC Recruitment Company, Ltd. 79,016
2,100 JAFCO Company, Ltd. 94,975
25 Japan Excellent, Inc. 27,507
393 Japan Hotel REIT Investment
Corporation 190,315
Shares Common Stock (91.1%) Value
Japan (20.9%) - continued
22,900 Japan Investment Adviser
Company, Ltd. $ 275,105
13,600 Japan Lifeline Company, Ltd. 175,497
222 Japan Logistics Fund, Inc. 623,881
39,500 Japan Material Company, Ltd. 510,411
138,400 Japan Post Bank Company, Ltd. 1,103,841
109,100 Japan Post Holdings Company,
Ltd. 748,584
8 Japan Prime Realty Investment
Corporation 21,620
60,900 Japan Tobacco, Inc. 1,146,575
4,000 JSP Corporation 56,943
600 Justsystems Corporation 39,242
208,800 JVCKENWOOD Corporation 282,501
4,100 Kaga Electronics Company, Ltd. 79,281
10,900 Kaken Pharmaceutical Company,
Ltd. 429,308
60,700 Kamigumi Company, Ltd. 1,085,978
237,856 Kandenko Company, Ltd. 1,784,940
3,200 Kaneka Corporation 89,550
2,800 Kanematsu Corporation 33,201
4,400 Kanematsu Electronics, Ltd. 177,869
14,771 Kao Corporation 1,051,676
60,800 KDDI Corporation 1,644,944
110 Kenedix Retail REIT Corporation 210,529
9,200 Kewpie Corporation 188,287
6,700 Keyence Corporation 3,040,611
22,900 Kinden Corporation 359,069
9,900 Kintetsu World Express, Inc. 210,455
1,900 Kissei Pharmaceutical Company,
Ltd. 37,390
2,300 Kobayashi Pharmaceutical
Company, Ltd. 224,125
3,000 Kobe Bussan Company, Ltd. 84,405
31,200 Kohnan Shoji Company, Ltd. 1,065,354
16,000 Kokuyo Company, Ltd. 217,403
7,700 KOMEDA Holdings Company, Ltd. 136,094
12,700 KOMERI Company, Ltd. 373,912
32,300 Konoike Transport Company, Ltd. 337,677
17,000 Koshidaka Holdings Company, Ltd. 63,594
68,900 K's Holdings Corporation 879,912
2,100 Kurabo Industries, Ltd. 37,804
8,800 Kureha Corporation 373,563
2,400 Kyoei Steel, Ltd. 30,217
3,000 Kyokuto Kaihatsu Kogyo Company,
Ltd. 37,009
4,300 KYORIN Holdings, Inc. 77,763
6,300 Lasertec Corporation 545,711
35,700 Lintec Corporation 791,391
5,400 Little Earth Corporation
Company,Ltd. 63,173
13,500 M3, Inc. 911,732
20,900 Macnica Fuji Electronics Holdings,
Inc. 373,769
1,000 Makino Milling Machine Company,
Ltd. 34,420
191,200 Marubeni Corporation 998,295
800 Maruwa Unyu Kikan Company, Ltd. 34,375
27,800 Matsui Securities Company, Ltd. 222,525
500 Max Company, Ltd. 6,991
9,900 Maxell Holdings, Ltd.
a
103,501
33,200 MCJ Company, Ltd. 305,969
16,200 Medipal Holdings Corporation 288,780
10,100 MegaChips Corporation 268,685

International Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
77
Shares Common Stock (91.1%) Value
Japan (20.9%) - continued
11,400 Meiko Network Japan Company,
Ltd. $ 65,952
7,200 MEITEC Corporation 356,941
257 MIRAI Corporation 88,815
100 MIRAIT Holdings Corporation 1,424
154,700 Mitsubishi Corporation 3,451,570
64,900 Mitsubishi Electric Corporation 835,840
2,400 Mitsubishi Estate Company, Ltd. 35,798
4,200 Mitsubishi Research Institute, Inc. 152,278
6,400 Mitsubishi Shokuhin Company, Ltd. 166,796
534,600 Mitsubishi UFJ Financial Group,
Inc. 2,107,342
13,200 Mitsubishi UFJ Lease & Finance
Company, Ltd. 55,928
176,400 Mitsui & Company, Ltd. 2,763,040
12,500 Mitsui Fudosan Company, Ltd. 212,845
3,300 Mitsui Sugar Company, Ltd. 57,370
29,200 Mixi, Inc. 803,609
20,300 Mizuho Financial Group, Inc. 249,934
219 Mori Trust Sogo REIT, Inc. 261,574
34,900 MS and AD Insurance Group
Holdings, Inc. 955,047
17,800 Murata Manufacturing Company,
Ltd. 1,248,290
12,000 Nagase & Company, Ltd. 156,482
5,900 NEC Corporation 297,184
61,600 NEC Networks & System Integration
Corporation 1,068,169
5,700 NEXON Company, Ltd. 158,864
24,500 NEXT Corporation, Ltd. 92,099
18,300 Nichi-Iko Pharmaceutical
Company, Ltd. 181,175
11,200 Nichirei Corporation 282,226
13,700 Nidec Corporation 1,383,728
3,800 Nihon Chouzai Company, Ltd. 61,394
45,900 Nihon Unisys, Ltd. 1,352,969
29,800 Nikkon Holdings Company, Ltd. 570,333
3,600 Nintendo Company, Ltd. 1,946,480
21 Nippon Building Fund, Inc. 106,067
19,200 Nippon Electric Glass Company,
Ltd. 377,625
8,300 Nippon Flour Mills Company, Ltd. 133,131
4,000 Nippon Kayaku Company, Ltd. 34,423
113,835 Nippon Light Metal Holdings
Company, Ltd. 1,797,953
11,100 Nippon Parking Development
Company, Ltd. 13,609
114 Nippon REIT Investment
Corporation 366,033
1,000 Nippon Shinyaku Company, Ltd. 71,456
32,800 Nippon Steel Trading Corporation 934,918
49,800 Nippon Suisan Kaisha, Ltd. 191,839
53,900 Nippon Telegraph & Telephone
Corporation 1,133,832
9,200 Nipro Corporation 96,804
5,000 Nishimatsu Construction Company,
Ltd. 97,125
2,600 Nishio Rent All Company, Ltd. 50,461
76,278 Nissan Motor Company, Ltd.
a
270,065
8,500 Nissha Company, Ltd. 100,078
17,000 Nisshin Oillio Group, Ltd. 488,664
1,400 Nitori Holdings Company, Ltd. 287,779
11,000 Noevir Holdings Company, Ltd. 491,106
8,600 Nojima Corporation 241,359
200 Nomura Real Estate Master Fund,
Inc. 238,831
Shares Common Stock (91.1%) Value
Japan (20.9%) - continued
15,900 NS Solutions Corporation $ 465,626
75,300 NSD Company, Ltd. 1,322,619
2,600 OBIC Company, Ltd. 460,312
6,438 Okinawa Electric Power Company,
Inc. 93,942
8,000 Okuwa Company, Ltd. 107,167
34,600 Olympus Corporation 662,385
51 One REIT, Inc. 117,888
184,700 Onward Holdings Company, Ltd. 361,681
21,900 Open House Company, Ltd. 745,742
11,900 Oracle Corporation Japan 1,189,287
6,000 Oriental Land Company, Ltd. 839,868
77,600 ORIX Corporation 907,550
3,600 Osaka Soda Company, Ltd. 85,756
19,800 Otsuka Corporation 909,843
4,200 Paramount Bed Holdings
Company, Ltd. 161,817
8,000 Pasona Group, Inc. 122,497
210 Premier Investment Corporation 230,995
10,000 Prima Meat Packers, Ltd. 285,332
5,000 Proto Corporation 53,848
9,900 Rakus Company, Ltd. 194,552
39,116 Recruit Holdings Company, Ltd. 1,488,390
2,600 Restar Holdings Corporation 55,695
3,900 Ricoh Leasing Company, Ltd. 104,585
14,300 Rinnai Corporation 1,409,072
97,200 Riso Kyoiku Corporation, Ltd. 284,115
6,500 ROHTO Pharmaceutical Company,
Ltd. 203,210
1,600 Ryosan Company, Ltd. 29,600
4,200 Ryoyo Electro Corporation 115,852
7,400 Saint Marc Holdings Company, Ltd. 105,473
900 Sakata Seed Corporation 31,758
600 SanBio Company, Ltd.
a
9,572
10,400 Sangetsu Company, Ltd. 149,882
15,200 Sankyu Inc. 544,489
5,400 Sanwa Holdings Corporation 61,597
33,700 Sanyo Special Steel Company,
Ltd.
a
330,426
1,100 Sapporo Holdings, Ltd. 17,962
2,600 Sato Holdings Corporation 49,508
29,600 Sawai Pharmaceutical Company,
Ltd. 1,426,709
11,500 SBS Holdings, Inc. 262,100
1,000 Secom Company, Ltd. 84,479
12,100 Seiko Holdings Corporation 152,410
56,500 Seino Holdings Company, Ltd. 730,114
29,200 Sekisui House, Ltd. 485,109
89,100 Senko Group Holdings Company,
Ltd. 796,827
22,800 Seven & I Holdings Company, Ltd. 692,999
5,800 Shimadzu Corporation 165,841
10,900 Shin-Etsu Chemical Company, Ltd. 1,455,879
1,200 Shin-Etsu Polymer Company, Ltd. 10,684
25,400 Shinko Electric Industries
Company, Ltd. 443,125
1,100 Shionogi & Company, Ltd. 51,887
200 Ship Healthcare Holdings, Inc. 9,490
11,691 Shiseido Company, Ltd. 723,755
7,900 SHO-BOND Holdings Company,
Ltd. 381,319
82,900 SKY Perfect JSAT Holdings, Inc. 353,899
1,700 SMC Corporation 904,240
176,800 SoftBank Corporation 2,057,505
46,900 SoftBank Group Corporation 3,054,776

International Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
78
Shares Common Stock (91.1%) Value
Japan (20.9%) - continued
406,100 Sojitz Corporation $ 893,594
39,000 Sony Corporation 3,251,293
287 Star Asia Investment Corporation
REIT 121,746
1,100 Starts Corporation, Inc. 25,586
11,300 Sugi Holdings Company, Ltd. 746,197
37,900 Sumitomo Chemical Company, Ltd. 123,978
100,700 Sumitomo Corporation 1,101,716
214,500 Sumitomo Electric Industries, Ltd. 2,368,097
48,900 Sumitomo Mitsui Financial Group,
Inc. 1,353,645
116,000 Sumitomo Rubber Industries, Ltd. 1,020,362
2,500 Sumitomo Seika Chemicals
Company, Ltd. 79,584
7,800 Sumitomo Warehouse Company,
Ltd. 91,236
18,676 Sundrug Company, Ltd. 693,473
2,000 Sysmex Corporation 187,858
12,900 Taiho Kogyo Company, Ltd. 65,244
8,600 Taiko Pharmaceutical Company,
Ltd. 154,468
14,100 Taisei Corporation 438,763
41,100 Takara Leben Company, Ltd. 114,730
29,200 Takasago Thermal Engineering
Company, Ltd. 387,117
82,200 Takeda Pharmaceutical Company,
Ltd. 2,540,195
19,600 Terumo Corporation 721,358
3,600 T-GAIA Corporation 66,187
32,200 TIS, Inc. 615,830
2,600 Toa Corporation 46,418
4,000 Toho Company, Ltd. 158,403
4,700 Toho Holdings Company, Ltd. 86,920
18,700 Tokio Marine Holdings, Inc. 835,791
6,200 Tokyo Electron, Ltd. 1,664,147
10,900 Tokyo Ohka Kogyo Company, Ltd. 645,386
1,000 Tokyo Seimitsu Company, Ltd. 33,741
1,800 Tokyotokeiba Company, Ltd. 89,605
123 Tokyu REIT, Inc. 167,245
10,300 Topre Corporation 103,533
177,900 Toray Industries, Inc. 804,981
11,900 Tosei Corporation 119,246
10,000 Tosho Company, Ltd. 116,097
15,700 Towa Pharmaceutical Company,
Ltd. 290,775
100 Toyo Ink SC Holdings Company,
Ltd. 1,858
43,600 Toyo Seikan Group Holdings, Ltd. 407,330
12,600 Toyo Tanso Company, Ltd. 212,593
53,800 Toyota Motor Corporation 3,531,804
15,800 Transcosmos, Inc. 431,025
38,200 Tsubakimoto Chain Company 848,223
2,300 Tsumura & Company 67,508
144,300 TV Asahi Holdings Corporation 2,180,143
57,400 Ube Industries, Ltd. 985,440
6,000 ULVAC, Inc. 219,776
12,000 Unicharm Corporation 555,251
9,800 United Super Markets Holdings,
Inc. 105,421
83 United Urban Investment
Corporation 88,617
100 UNITED, Inc. 1,375
15,300 Universal Entertainment
Corporation
a
260,920
1,200 Ushio, Inc. 13,353
Shares Common Stock (91.1%) Value
Japan (20.9%) - continued
29,000 USS Company, Ltd. $ 530,427
18,800 Valor Company, Ltd. 463,137
20,400 Wakita & Company, Ltd. 211,177
3,500 World Holdings Company, Ltd. 71,042
3,500 Yamabiko Corporation 43,911
3,200 Yellow Hat, Ltd. 52,519
3,200 Yumeshin Holdings Company, Ltd. 22,456
28,300 Z Holdings Corporation 197,338
4,200 Zenkoku Hosho Company, Ltd. 165,640
12,300 ZIGExN Company, Ltd. 36,598
300 Zuken, Inc. 7,596
Total 156,670,510
Jersey (0.6%)
220,650 boohoo group plc
a
773,316
83,024 Experian plc 3,041,504
522,619 Man Group plc 729,299
3,904 Polymetal International plc 82,349
Total 4,626,468
Luxembourg (0.5%)
15,896 APERAM 426,594
343,805 B&M European Value Retail SA 2,157,698
1,428 Reinet Investments SCA 22,624
4,716 Subsea 7 SA
a
31,321
115,128 Tenaris SA ADR 1,100,624
Total 3,738,861
Malaysia (0.1%)
5,000 AEON Credit Service (M) Berhad 10,977
65,336 Berjaya Sports Toto Berhad 29,738
19,800 Bursa Malaysia Berhad 38,387
16,800 Hartalega Holdings Berhad 72,876
36,800 PETRONAS Chemicals Group
Berhad 51,852
16,000 PETRONAS Gas Berhad 60,697
203,000 Serba Dinamik Holdings Berhad 74,832
8,700 TIME dotCom Berhad 26,958
108,600 V.S. Industry Berhad 61,238
44,200 Yinson Holdings Berhad 48,712
Total 476,267
Malta (<0.1%)
1,341 Kambi Group plc
a
43,496
Total 43,496
Mexico (0.2%)
29,500 Alfa SAB de CV 19,721
7,159 America Movil SAB de CV ADR 85,335
15,000 Becle, SAB de CV 31,660
1,025 Coca-Cola FEMSA SAB de CV ADR 38,837
39,556 Corporacion Inmobiliaria Vesta,
SAB de CV 63,908
1,230 Fomento Economico Mexicano SAB
de CV ADR 66,137
1,475 Gruma, SAB de CV 15,743
1,865 Grupo Aeroportuario del Sureste,
SAB de CV
a
21,636
8,200 Grupo Bimbo SAB de CV 15,850
45,230 Grupo Financiero Banorte SAB de
CV ADR
a
201,719
17,200 Grupo Financiero Inbursa, SAB de
CV
a
12,747

International Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
79
Shares Common Stock (91.1%) Value
Mexico (0.2%) - continued
36,700 Grupo Mexico, SAB de CV $ 104,642
3,910 Industrias Penoles, SAB de CV 62,453
11,300 Kimberly-Clark de Mexico, SA de
CV 16,877
5,800 Megacable Holdings SAB de CV 18,375
169,000 Wal-Mart de Mexico, SAB de CV 409,204
Total 1,184,844
Netherlands (4.4%)
86,649 Aalberts NV 2,906,987
104,543 ABN AMRO Group NV
a,c
858,741
21,612 ASM International NV 3,086,852
17,673 ASML Holding NV 6,394,124
29,506 BE Semiconductor Industries NV 1,188,902
4,278 Brunel International NV
a
30,343
13,576 Euronext NV
c
1,413,550
2,988 Ferrari NV 533,033
28,174 Flow Traders
c
923,476
3,306 IMCD NV 382,638
41,910 ING Groep NV
a
287,071
27,075 Koninklijke DSM NV 4,330,022
84,656 Koninklijke Philips NV
a
3,920,980
33,891 NN Group NV 1,179,434
2,086 NSI NV 65,869
327,504 PostNL NV
a
1,086,237
776 RHI Magnesita NV 25,748
15,510 SBM Offshore NV 250,644
51,003 Signify NV
a,c
1,810,363
8,026 TKH Group NV 258,426
31,928 Unilever NV 1,799,895
Total 32,733,335
New Zealand (<0.1%)
124,621 Z Energy, Ltd. 232,887
Total 232,887
Norway (1.5%)
10,726 Atea ASA
a
124,623
10,578 Austevoll Seafood ASA 72,052
1,125 Borregaard ASA 15,070
340,320 DnB ASA
a
4,595,950
186,216 Elkem ASA
c
396,061
145,683 Entra ASA
c
1,904,514
55,093 Equinor ASA 702,971
129,309 Europris ASA
c
672,128
4,251 Fjordkraft Holding ASA
c
35,011
50,452 Orkla ASA 476,257
15,931 SalMar ASA
a
808,983
18,830 Scatec Solar ASA
c
416,551
16,889 SpareBank 1 SMN 145,693
11,633 Veidekke ASA
a
134,070
23,502 Yara International ASA 822,464
Total 11,322,398
Panama (<0.1%)
17,880 Avianca Holdings SA ADR
a,e
6,705
Total 6,705
Shares Common Stock (91.1%) Value
Peru (<0.1%)
13,197 Cia de Minas Buenaventura SA
ADR $ 161,927
Total 161,927
Philippines (<0.1%)
1,795 Globe Telecom, Inc. 75,153
22,930 Jollibee Foods Corporation 80,419
11,700 Manila Electric Company 72,469
79,610 Puregold Price Club, Inc. 67,849
Total 295,890
Poland (0.1%)
17,791 Asseco Poland SA 288,343
376 Bank Handlowy w Warszawie SA
a
2,627
2,644 Bank Pekao SA
a
28,295
841 CD Projekt SA
a
71,411
8,095 Cyfrowy Polsat SA 50,528
9,512 Jastrzebska Spolka Weglowa SA
a
36,637
482 KGHM Polska Miedz SA
a
14,422
8,634 Polski Koncern Naftowy Orlen SA 83,216
12,106 Powszechna Kasa Oszczednosci
Bank Polski SA
a
58,075
1,146 Santander Bank Polska SA
a
35,673
104 TEN Square Games SA 16,628
Total 685,855
Portugal (<0.1%)
36,734 CTT-Correios de Portugal SA
a
89,878
Total 89,878
Russian Federation (0.3%)
23,840 Aeroflot PJSC
a
17,095
29,742 Gazprom PJSC ADR 113,943
3,861 Lukoil ADR 197,541
13,160 M.Video PJSC 112,695
4,718 Magnit OJSC GDR 65,120
4,537 Mechel PJSC ADR
a
6,034
595 MMC Norilsk Nickel PJSC ADR 14,181
10,231 Mobile TeleSystems PJSC ADR 80,007
50,180 Moscow Exchange MICEX-RTS
PJSC 84,751
548 Novatek PJSC GDR 66,074
1,053 Novolipetsk Steel OJSC GDR 24,460
125 PAO Transneft 208,091
48,290 PJSC Rostelecom 56,434
169 Polyus PJSC GDR 16,623
51,239 Rosneft Oil Company PJSC GDR 223,655
245,990 Sberbank of Russia PJSC 623,451
9,279 Severstal PJSC 127,088
482,700 Surgutneftegas PJSC 220,435
35,237 Surgutneftegas PJSC ADR 144,731
340,000 Unipro PJSC 11,076
Total 2,413,485
Saudi Arabia (0.2%)
4,098 Advanced Petrochemical Company 63,190
3,024 Al Rajhi Bank 53,057
5,146 Arab National Bank 25,985
8,050 Arabian Cement Company 66,005
17,147 Arriyadh Development Company 76,721
6,249 Banque Saudi Fransi 49,376
5,651 Dur Hospitality Company 38,717
7,521 Eastern Province Cement Company 69,522

International Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
80
Shares Common Stock (91.1%) Value
Saudi Arabia (0.2%) - continued
3,577 Jarir Marketing Company $ 165,196
1,536 Leejam Sports Company JSC 25,352
26,802 National Commercial Bank 278,276
14,476 National Industrialization Company
a
43,621
5,495 National Medical Care Company 76,355
2,000 Qassim Cement Company 36,682
29,840 Riyad Bank 143,035
10,020 Sahara International Petrochemical
Company
a
38,926
1,957 Saudi Arabian Mining Company
a
19,519
16,703 Saudi Arabian Oil Company
c
149,853
19,600 Saudi British Bank 124,072
10,250 Saudi Industrial Investment Group
Company 55,419
8,857 Seera Holding Group
a
39,422
1,832 Southern Province Cement
Company 32,778
3,001 United Electronics Company 61,456
8,590 United International Transportation
Company 77,604
Total 1,810,139
Singapore (0.7%)
647,900 Ascendas REIT 1,367,148
1,813 China Yuchai International, Ltd. 31,601
155,000 DBS Group Holdings, Ltd. 2,308,858
111,100 Keppel DC REIT 235,889
61,500 Parkway Life REIT 182,315
79,200 Singapore Exchange, Ltd. 502,315
132,200 Singapore Post, Ltd. 64,455
275,800 Yanlord Land Group, Ltd. 212,103
Total 4,904,684
South Africa (0.4%)
31,839 AECI, Ltd. 149,220
2,251 African Rainbow Minerals, Ltd. 31,662
1,172 Anglo American Platinum, Ltd. 77,604
1,837 AngloGold Ashanti, Ltd. ADR 42,508
3,798 Aspen Pharmacare Holdings, Ltd.
a
24,733
5,038 AVI, Ltd. 22,770
21,857 Barloworld, Ltd. 76,793
587 Capitec Bank Holdings, Ltd.
a
41,254
2,701 Clicks Group, Ltd. 39,161
41,176 DataTec, Ltd.
a
55,690
1,377 Drdgold, Ltd. 1,523
18,197 FirstRand, Ltd. 42,241
1,442 Gold Fields, Ltd. ADR 15,761
5,714 Impala Platinum Holdings, Ltd. 50,856
6,130 Investec plc 11,407
31,337 Investec, Ltd. 57,700
2,971 Kumba Iron Ore, Ltd. 88,207
95,812 Momentum Metropolitan Holdings 76,538
9,447 Motus Holdings, Ltd.
a
24,321
15,054 MTN Group, Ltd. 53,750
7,592 MultiChoice Group, Ltd. 62,610
6,410 Naspers, Ltd.
a
1,251,409
43,268 Ninety One, Ltd.
a
113,689
5,334 Pick n Pay Stores, Ltd. 16,795
5,669 Sasol, Ltd.
a
29,605
6,453 Shoprite Holdings, Ltd. 51,116
34,811 Sibanye Stillwater, Ltd. 102,648
4,652 Spar Group, Ltd. 49,354
11,185 Standard Bank Group 73,138
4,113 Tiger Brands, Ltd. 50,924
Shares Common Stock (91.1%) Value
South Africa (0.4%) - continued
8,023 Vodacom Group $ 60,461
Total 2,845,448
South Korea (1.2%)
1,072 Binggrae Company, Ltd. 52,695
9,113 Cheil Worldwide, Inc. 168,649
1,466 Chong Kun Dang Pharmaceutical
Corporation 198,194
1,331 Daishin Securities Company, Ltd. 11,725
1,681 Daou Technology, Inc. 27,914
2,936 DongKook Pharmaceutical
Company, Ltd. 62,815
11,273 Hancom, Inc.
a
171,327
1,262 Hansol Chemical Company, Ltd. 157,443
1,926 Hansol Paper Company, Ltd. 23,240
2,439 Hanwha Corporation 52,015
10,267 Hanwha Investment & Securities
Corporation, Ltd.
a
15,731
136,294 Hanwha Life Insurance
Corporation, Ltd. 185,816
815 Hyundai Department Store
Company, Ltd. 42,805
399 Hyundai Motor Company 58,404
3,084 Hyundai Steel Company 79,285
12,463 JB Financial Group Corporation,
Ltd. 56,306
3,305 KEPCO Plant Service &
Engineering Company, Ltd. 80,307
11,222 Kia Motors Corporation 503,297
1,073 Korea Zinc Company, Ltd. 362,896
626 LG Chem, Ltd. 341,346
2,178 LG Electronics, Inc. 161,911
113 LG Household & Health Care, Ltd. 149,824
6,104 LG International Corporation 83,690
3,445 LS Electric Company, Ltd. 151,269
779 NCSoft Corporation 535,238
7,359 Poongsan Corporation 160,073
2,010 POSCO 371,054
2,410 Samsung Card Corporation, Ltd. 62,546
2,453 Samsung Electro-Mechanics
Company, Ltd. 291,559
60,556 Samsung Electronics Company,
Ltd. 3,043,885
11,131 Samsung Securities Corporation,
Ltd. 317,070
4,109 Sillicon Works Company, Ltd. 165,686
585 SK Holdings Company, Ltd. 95,266
4,470 SK Hynix, Inc. 317,115
199 Soulbrain Company, Ltd.
a
38,127
166 Taekwang Industrial Corporation,
Ltd. 104,499
1,080 Taeyoung Engineering &
Construction 9,569
916 Ty Holdings Company, Ltd.
a
16,428
Total 8,727,019
Spain (1.5%)
50,886 Acerinox SA
a
403,946
68,428 Applus Services SA
a
536,371
542,115 Banco Bilbao Vizcaya Argentaria
SA 1,564,080
572,053 Banco de Sabadell SA 175,053
473,620 Banco Santander SA
a
948,448
92,164 CIA De Distribucion Integral 1,556,042

International Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
81
Shares Common Stock (91.1%) Value
Spain (1.5%) - continued
87,651 Enagas SA $ 1,891,833
32,720 Grifols SA 884,228
67,548 Iberdrola SA 797,575
28,956 Industria de Diseno Textil SA 714,902
4,443 Let's GOWEX SA
a,b,e
0
346,001 Mediaset Espana Comunicacion
SA
a
1,156,752
3,200 Merlin Properties Socimi SA 21,539
2,485 Pharma Mar SA 333,603
10,059 Repsol SA 63,151
7,587 Solaria Energia y Medio Ambiente
SA
a
147,610
1,541 Viscofan SA 104,004
Total 11,299,137
Sweden (3.3%)
52,524 AB Industrivarden
a
1,341,154
1,475 AF Poyry AB
a
33,704
74,540 Arjo AB 529,832
135,346 Assa Abloy AB 2,900,799
4,365 Atrium Ljungberg AB 70,517
89,797 Betsson AB 684,209
19,551 Bilia AB
a
260,060
5,858 BillerudKorsnas AB 91,508
28,946 Biotage AB
a
482,412
64,989 Castellum AB 1,353,114
15,585 Clas Ohlson AB 137,901
178,898 Cloetta AB
a
420,485
3,128 Coor Service Management Holding
AB
a,c
20,099
61,635 Dometic Group AB
a,c
666,242
41,167 Dustin Group AB
c
261,809
9,590 Evolution Gaming Group AB
c
711,293
37,259 Fabege AB 470,466
5,347 Fortnox AB 167,049
38,435 Getinge AB 752,557
38,863 Granges AB
a,d
350,550
165,195 Hexpol AB
a
1,454,935
49,038 Holmen AB 1,857,041
70,500 Husqvarna AB 726,968
2,528 Indutrade AB
a
127,990
40,320 Inwido AB
a
426,664
193,915 Kungsleden AB 1,645,525
3,729 L E Lundbergforetagen AB
a
167,603
26,383 LeoVegas AB
c
88,267
6,688 Lifco AB 489,572
22,856 Lindab International AB 352,841
11,368 Loomis AB
a
253,846
16,284 Lundin Energy AB 311,299
43,773 Nobia AB
a
263,838
49,776 Nobina AB
a,c
272,954
11,706 Nolato AB
a
973,659
22,084 Pandox AB
a
220,476
548 Paradox Interactive AB 16,983
17,921 Resurs Holding AB
a,c
81,927
59,116 SKF AB 1,210,162
86,124 Svenska Handelsbanken AB
a
697,836
41,694 Swedbank AB
a
652,745
20,438 Thule Group AB
a,c
668,702
7,174 Wihlborgs Fastigheter AB 129,307
Total 24,796,900
Switzerland (9.8%)
236 Allreal Holding AG 49,984
Shares Common Stock (91.1%) Value
Switzerland (9.8%) - continued
3,398 ALSO Holding AG $ 795,019
2,035 Bachem Holding AG 822,648
19,886 Baloise Holding AG 2,719,518
17 Belimo Holding AG 126,424
1,390 Bucher Industries AG 535,876
2,794 EMS-CHEMIE Holding AG 2,457,543
39,754 Ferrexpo plc 98,106
58 Forbo Holding AG 88,804
27,952 Galenica AG
c
1,762,708
6,480 Geberit AG 3,688,219
700 Givaudan SA 2,854,558
143 Gurit Holding AG 299,490
8,210 Huber & Suhner AG 592,064
148 Interroll Holding AG 397,651
51 Kardex AG 9,004
8,986 Kuehne & Nagel International AG 1,795,971
131 Lindt & Spruengli AG 1,038,630
13,006 Logitech International SA 1,094,145
105,746 Nestle SA 11,894,091
98,929 Novartis AG 7,708,804
42,502 PSP Swiss Property AG 5,139,597
2,306 Roche  Holding  AG-BR 742,996
32,286 Roche Holding AG 10,374,510
4,287 Schindler Holding AG, Participation
Certificate 1,098,181
1,153 Siegfried Holding AG 729,974
16,054 Sika AG 3,949,363
9,794 Sonova Holding AG
a
2,324,782
302 Straumann Holding AG 315,244
10,470 Swiss Life Holding AG 3,521,990
8,653 Tecan Group AG 4,106,097
6,468 UBS Group AG 75,300
579 Valiant Holding AG 46,453
1,334 Zehnder Group AG 63,801
Total 73,317,545
Taiwan (1.6%)
30,000 Accton Technology Corporation 217,959
68,000 Capital Securities Corporation 25,948
27,000 Cheng Loong Corporation 32,079
1,481,000 China Development Financial
Holding Corporation 434,614
87,000 Chipbond Technology Corporation 190,585
70,000 Compeq Manufacturing Company,
Ltd. 106,839
456,000 CTBC Financial Holding Company,
Ltd. 287,969
95,000 Delta Electronics, Inc. 632,075
18,000 Feng Hsin Iron & Steel Company,
Ltd. 35,903
445,000 Fubon Financial Holding Company,
Ltd. 633,927
15,000 Greatek Electronics, Inc. 26,135
150,000 Hon Hai Precision Industry
Company, Ltd. 406,819
37,000 Huaku Development Company, Ltd. 112,185
207,534 IBF Financial Holdings Company,
Ltd. 85,370
3,000 Lotes Company, Ltd. 45,866
39,000 Makalot Industrial Company, Ltd. 258,518
7,000 MediaTek, Inc. 166,392
32,000 Merry Electronics Company, Ltd. 157,959
25,000 Namchow Holdings Company, Ltd. 37,477
24,000 Nantex Industry Company, Ltd. 64,842

International Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
82
Shares Common Stock (91.1%) Value
Taiwan (1.6%) - continued
13,000 Novatek Microelectronics
Corporation $ 121,487
15,000 Realtek Semiconductor Corporation 186,861
94,000 SerComm Corporation 241,532
282,000 Shinkong Synthetic Fibers
Corporation 114,314
209,758 Sigurd Microelectronics
Corporation 277,189
47,000 Sinbon Electronics Company, Ltd. 316,828
29,000 Sitronix Technology Corporation 127,897
76,000 Sunonwealth Electric Machine
Industry Company, Ltd. 155,724
46,000 Syncmold Enterprise Corporation 138,013
43,000 Systex Corporation 121,952
329,320 Taichung Commercial Bank
Company, Ltd. 124,988
328,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 4,971,914
74,000 Topco Scientific Company, Ltd. 296,684
29,000 Transcend Information, Inc. 64,666
122,000 TXC Corporation 329,042
499,000 United Microelectronics
Corporation 536,301
81,000 YFY, Inc. 55,029
Total 12,139,882
Thailand (0.1%)
16,400 Advanced Info Service Public
Company, Ltd. NVDR 90,715
93,500 Com7 Public Company, Ltd. NVDR 122,491
8,400 Hana Microelectronics Public
Company, Ltd. NVDR 12,118
86,000 Intouch Holdings Public Company,
Ltd. NVDR 147,510
94,600 Major Cineplex Group Public
Company, Ltd. NVDR 39,124
113,500 Ratchthani Leasing Public
Company, Ltd. NVDR 12,664
172,400 Thai Vegetable Oil Public
Company, Ltd. NVDR 187,938
Total 612,560
Turkey (0.1%)
9,493 Eregli Demir ve Celik Fabrikalari
TAS 10,856
63,370 Haci Omer Sabanci Holding AS 62,350
3,420 Koza Altin Isletmeleri AS
a
30,219
17,906 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
25,771
5,396 Migros Ticaret AS
a
24,123
39,534 TAV Havalimanlari Holding AS 65,097
2,332 Turkcell Iletisim Hizmetleri AS ADR 10,284
40,395 Turkiye Is Bankasi AS
a
24,688
339,195 Turkiye Sinai Kalkinma Bankasi AS
a
103,222
5,038 Vestel Elektronik Sanayi ve Ticaret
AS
a
9,976
Total 366,586
United Kingdom (8.6%)
31,738 888 Holdings Public Company, Ltd. 110,293
37,663 Assura plc 37,180
7,618 AstraZeneca plc 764,892
187,438 Auto Trader Group plc
c
1,409,244
93,322 Aviva plc 311,284
Shares Common Stock (91.1%) Value
United Kingdom (8.6%) - continued
34,187 BHP Group plc $ 662,285
46,340 BP plc 118,199
34,334 Brewin Dolphin Holdings plc 108,070
74,989 British American Tobacco plc 2,376,814
33,174 Bunzl plc 1,031,261
35,646 Carnival plc 402,982
38,877 Central Asia Metals plc
a
84,882
302,897 Cineworld Group plc
d
112,028
16,111 Computacenter plc 475,871
40,556 Croda International plc 3,169,833
17,361 Dechra Pharmaceuticals plc 785,376
2,591 Derwent London plc 89,225
17,480 Diageo plc 564,919
12,871 Diploma plc 370,628
613,999 Direct Line Insurance Group plc 2,098,293
27,177 Diversified Gas & Oil plc 39,504
12,307 Dunelm Group plc 208,062
53,028 easyJet plc 347,730
7,040 Games Workshop Group plc 946,436
426 GB Group plc
a
4,906
372,608 GlaxoSmithKline plc 6,222,015
7,514 Grainger plc 27,222
22,344 Greggs plc
a
373,165
110,894 Halma plc 3,403,083
26,504 HomeServe plc 379,841
36,185 Howden Joinery Group plc
a
298,739
800,410 HSBC Holdings plc
a
3,354,205
118,768 IG Group Holdings plc 1,172,067
46,164 IMI plc 618,995
97,931 Inchcape plc
a
628,202
12,752 InterContinental Hotels Group plc
a
647,934
908,260 ITV plc
a
848,831
39,285 JD Sports Fashion plc 377,942
10,181 Jet2 plc 112,167
172,308 John Wood Group plc
a
473,004
19,532 Jupiter Fund Management plc 58,755
18,190 Kainos Group plc 291,746
31,621 KAZ Minerals plc 258,000
1,156,001 Lloyds TSB Group plc
a
420,909
32,627 Marshalls plc
a
282,677
793,418 Moneysupermarket.com Group plc 2,505,972
1,052 Morgan Sindall Group plc
a
15,032
173,538 National Express Group plc 336,651
619 Ninety One plc
a
1,664
17,495 OneSavings Bank plc
a
69,787
41,149 PageGroup plc
a
190,634
137,304 Paragon Banking Group plc 526,856
44,618 Playtech plc
a
196,739
2,702 Redrow plc
a
14,568
182,715 RELX plc 3,615,562
59,675 Rightmove plc
a
477,592
42,313 Rio Tinto plc 2,393,292
82,102 Rotork plc 299,136
260,489 Royal Dutch Shell plc, Class A 3,276,831
287,948 Royal Dutch Shell plc, Class B 3,472,475
46,613 Royal Mail plc 137,202
52,630 Safestore Holdings plc 547,879
310,405 Sage Group plc 2,553,998
7,120 Savills plc
a
76,685
19,004 Softcat plc 277,035
7,963 Spectris plc 255,576
11,055 Spirax-Sarco Engineering plc 1,616,175
127,974 Spirent Communications plc 480,447
97,433 St. James's Place plc 1,135,552
119,649 Tate & Lyle plc 922,352

International Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
83
Shares Common Stock (91.1%) Value
United Kingdom (8.6%) - continued
413,318 Tullow Oil plc
a,d
$ 108,432
31,866 Unilever plc 1,816,014
19,002 UNITE Group plc
a
205,065
Total 64,404,899
United States (0.1%)
12,968 Yum China Holding, Inc. 690,287
Total 690,287
Total Common Stock
(cost $656,783,124) 683,284,516
Shares
Collateral Held for Securities
Loaned ( 0.2% )
1,557,210 Thrivent Cash Management Trust 1,557,210
Total Collateral Held for
Securities Loaned
(cost $1,557,210) 1,557,210
Shares Preferred Stock ( <0.1% )
Brazil (<0.1%)
8,600 Bradespar SA 69,844
Total 69,844
Germany (<0.1%)
237 Sixt SE 11,221
Total 11,221
South Korea (0.1%)
15,956 Samsung Electronics Company,
Ltd. 709,801
Total 709,801
Total Preferred Stock
(cost $245,190) 790,866
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
f
182,240
3,250,000 6.000%,  5/16/2024
f
117,000
637,000 6.000%,  11/15/2026
f
21,658
680,000 5.375%,  4/12/2027
f
23,120
70,000 5.500%,  4/12/2037
f
2,380
Total 346,398
Total Long-Term Fixed Income
(cost $3,822,422) 346,398
Shares or
Principal
Amount Short-Term Investments ( 9.0% ) Value
Federal Home Loan Bank Discount
Notes
1,400,000 0.063%,  11/10/2020
g,h
$ 1,399,975
1,300,000 0.080%,  11/12/2020
g,h
1,299,971
1,900,000 0.071%,  11/18/2020
g,h
1,899,933
1,900,000 0.070%,  11/19/2020
g,h
1,899,928
400,000 0.055%,  12/8/2020
g,h
399,964
1,200,000 0.085%,  12/9/2020
g,h
1,199,889
600,000 0.075%,  12/22/2020
g,h
599,925
3,700,000 0.092%,  12/28/2020
g,h
3,699,482
1,700,000 0.095%,  1/6/2021
g,h
1,699,693
1,600,000 0.095%,  1/7/2021
g,h
1,599,707
1,200,000 0.096%,  1/15/2021
g,h
1,199,753
1,000,000 0.114%,  4/23/2021
g,h
999,475
Thrivent Core Short-Term Reserve
Fund
4,954,584 0.290% 49,545,837
Total Short-Term Investments
(cost $67,376,510) 67,443,532
Total Investments (cost
$729,784,456) 100.5% $753,422,522
Other Assets and Liabilities,
Net (0.5%) (3,593,131)
Total Net Assets 100.0% $749,829,391
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $18,800,612 or
2.5% of total net assets.
d All or a portion of the security is on loan.
e In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Fund as of October 31, 2020:
Securities Lending Transactions
Common Stock $ 1,489,085
Total lending $1,489,085
Gross amount payable upon return of
collateral for securities loaned $1,557,210
Net amounts due to counterparty
$68,125

International Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
84
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
85
Principal
Amount Long-Term Fixed Income ( 95.7% ) Value
Asset-Backed Securities (13.5%)
Aimco CLO 11, Ltd.
$ 5,500,000
1.605%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
a,b
$ 5,459,795
Apidos CLO XXVI
2,750,000
1.568%,  (LIBOR 3M +
1.350%), 7/18/2029, Ser.
2017-26A, Class A1B
a,b
2,702,323
Ares XXXVII CLO, Ltd.
4,000,000
1.407%,  (LIBOR 3M +
1.170%), 10/15/2030, Ser.
2015-4A, Class A1R
a,b
3,961,876
Arkansas Student Loan Authority
4,185,602
1.150%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
b
4,160,363
Assurant CLO III, Ltd.
4,700,000
1.448%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-3A, Class A
a,b
4,634,233
Axis Equipment Finance
Receivables Trust
1,676,363
2.630%,  6/20/2024, Ser.
2019-1A, Class A2
a
1,708,041
Bank of the West Auto Trust
603,866
2.110%,  1/15/2023, Ser.
2017-1, Class A3
a
607,116
BCC Funding XIV, LLC
261,839
2.960%,  6/20/2023, Ser.
2018-1A, Class A2
a
262,631
BCC Funding XVII, LLC
4,000,000
0.910%,  8/20/2025, Ser.
2020-1, Class A2
a
3,999,358
Benefit Street Partners CLO IV, Ltd.
7,900,000
1.468%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
a,b
7,851,968
BlueMountain CLO, Ltd.
4,600,206
1.448%,  (LIBOR 3M +
1.230%), 1/20/2029, Ser.
2013-1A, Class A1R2
a,b
4,579,961
4,022,000
1.218%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-3A, Class A1R
a,b
3,938,825
Business Jet Securities, LLC
802,532
4.335%,  2/15/2033, Ser.
2018-1, Class A
a
809,751
CBAM, Ltd.
5,000,000
1.517%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,b
4,966,785
CCG Receivables Trust
353,307
2.500%,  6/16/2025, Ser.
2018-1, Class A2
a
354,363
Commonbond Student Loan Trust
80,131
3.200%,  6/25/2032, Ser.
2015-A, Class A
a
80,203
583,883
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
598,733
1,635,100
0.649%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
1,612,022
Principal
Amount Long-Term Fixed Income (95.7%) Value
Asset-Backed Securities (13.5%) - continued
Conn Funding II, LP
$ 23,136
3.250%,  1/15/2023, Ser.
2018-A, Class A
a
$ 23,140
Conn's Receivables Funding
4,000,000
1.710%,  6/16/2025, Ser.
2020-A, Class A
a
4,002,524
CoreVest American Finance Trust
1,891,108
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
1,977,688
Credit Acceptance Auto Loan Trust
1,372,605
3.470%,  5/17/2027, Ser.
2018-2A, Class A
a
1,385,126
Deephaven Residential Mortgage
Trust
1,335,491
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
a,b
1,344,550
DRB Prime Student Loan Trust
405,604
2.049%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
a,b
406,858
Earnest Student Loan Program,
LLC
700,330
2.650%,  1/25/2041, Ser.
2017-A, Class A2
a
709,837
ECMC Group Student Loan Trust
5,304,996
1.299%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,b
5,304,995
Education Funding Trust
3,976,715
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
4,066,667
Fifth Third Auto Trust
44,348
1.800%,  2/15/2022, Ser.
2017-1, Class A3 44,377
Freedom ABS Trust
1,849,962
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
a
1,853,856
Galaxy XX CLO, Ltd.
4,232,000
1.218%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
a,b
4,143,818
Garrison BSL CLO, Ltd.
5,871,566
1.188%,  (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-3A, Class A1
a,b
5,822,380
Genesis Private Label Amortizing
Trust
2,972,949
2.080%,  7/20/2030, Ser.
2020-1, Class A
a
2,976,236
GoldenTree Loan Opportunities,
Ltd.
3,000,000
1.513%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,b
2,949,945
Golub Capital Partners, Ltd.
6,000,000
1.368%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
a,b
5,956,320
HSI Asset Securitization
Corporation Trust
491,443
0.703%,  (LIBOR 1M +
0.370%), 1/25/2036, Ser.
2006-OPT2, Class M1
b
492,436

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
86
Principal
Amount Long-Term Fixed Income (95.7%) Value
Asset-Backed Securities (13.5%) - continued
Invitation Homes Trust
$ 7,222,964
1.247%,  (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,b
$ 7,225,243
Marlette Funding Trust
1,101,576
3.440%,  4/16/2029, Ser.
2019-1A, Class A
a
1,111,679
National Collegiate Trust
1,226,140
0.444%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
1,191,901
Nationstar HECM Loan Trust
2,333,826
2.272%,  11/25/2029, Ser.
2019-2A, Class A
a,b
2,339,920
Navient Private Education Loan
Trust
641,403
2.820%,  2/15/2068, Ser.
2019-CA, Class A1
a
643,741
Navient Student Loan Trust
573,984
2.180%,  8/15/2068, Ser.
2019-FA, Class A1
a
575,518
2,091,872
0.749%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
2,090,571
1,242,640
0.899%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,b
1,242,901
Neuberger Berman CLO XIV, Ltd.
3,500,000
1.252%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
a,b
3,464,559
Neuberger Berman CLO, Ltd.
3,000,000
1.246%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
a,b
2,969,001
New Hampshire Higher Education
Loan Corporation
4,750,000
1.380%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
b
4,793,406
Northstar Education Finance, Inc.
604,085
0.849%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
592,402
NRZ Excess Spread-Collateralized
Notes Series
1,778,091
3.193%,  1/25/2023, Ser.
2018-PLS1, Class A
a
1,782,839
OneMain Financial Issuance Trust
2,250,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
a
2,367,792
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,519,970
OZLM VIII, Ltd.
4,350,758
1.388%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
a,b
4,302,042
Pretium Mortgage Credit Partners,
LLC
3,486,933
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
a,c
3,480,663
Principal
Amount Long-Term Fixed Income (95.7%) Value
Asset-Backed Securities (13.5%) - continued
Progress Residential Trust
$ 2,982,267
2.768%,  8/17/2034, Ser.
2017-SFR1, Class A
a
$ 3,034,050
2,997,040
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
a
3,085,626
3,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
3,055,580
SLM Student Loan Trust
2,811,955
0.549%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
2,709,055
Small Business Lending Trust
625,047
2.850%,  7/15/2026, Ser.
2019-A, Class A
a
622,844
1,179,910
2.620%,  12/15/2026, Ser.
2020-A, Class A
a
1,171,905
SoFi Consumer Loan Program
Trust
1,495,512
3.010%,  4/25/2028, Ser.
2019-2, Class A
a
1,511,609
704,354
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
712,062
SoFi Consumer Loan Program,
LLC
182,188
2.770%,  5/25/2026, Ser.
2017-3, Class A
a
183,041
SoFi Professional Loan Program,
LLC
251,744
2.510%,  8/25/2033, Ser.
2015-C, Class A2
a
253,462
158,006
0.999%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,b
157,680
Sound Point CLO XX, Ltd.
3,000,000
1.315%,  (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
a,b
2,941,050
THL Credit Wind River CLO, Ltd.
6,000,000
1.448%,  (LIBOR 3M +
1.230%), 7/20/2030, Ser.
2017-2A, Class A
a,b
5,943,666
1,500,000
1.652%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
a,b
1,493,664
Upstart Securitization Trust
1,534,549
2.897%,  9/20/2029, Ser.
2019-2, Class A
a
1,546,396
2,192,107
2.684%,  1/21/2030, Ser.
2019-3, Class A
a
2,209,297
3,833,021
2.322%,  4/22/2030, Ser.
2020-1, Class A
a
3,860,757
3,000,000
1.702%,  11/20/2030, Ser.
2020-3, Class A
a
3,001,459
Vericrest Opportunity Loan
Transferee
3,523,940
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
a,c
3,526,446
Voya CLO, Ltd.
1,248,051
1.437%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
a,b
1,231,289

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
87
Principal
Amount Long-Term Fixed Income (95.7%) Value
Asset-Backed Securities (13.5%) - continued
Whitebox CLO II, Ltd.
$ 2,750,000
2.192%,  (LIBOR 3M +
1.950%), 10/24/2031, Ser.
2020-2A, Class A2
a,b
$ 2,748,380
Total 184,442,566
Basic Materials (0.9%)
Air Products and Chemicals, Inc.
975,000 1.500%,  10/15/2025 1,010,582
DowDuPont, Inc.
2,000,000 4.205%,  11/15/2023 2,200,216
EI du Pont de Nemours &
Company
800,000 1.700%,  7/15/2025 829,468
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,551,900
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,134,392
LYB International Finance III, LLC
1,400,000 1.250%,  10/1/2025 1,403,452
Mosaic Company
750,000 3.250%,  11/15/2022 782,900
Nucor Corporation
950,000 2.000%,  6/1/2025 993,066
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 970,552
Syngenta Finance NV
1,000,000 4.892%,  4/24/2025
a
1,084,075
Total 11,960,603
Capital Goods (1.9%)
Boeing Company
2,100,000 4.875%,  5/1/2025 2,287,992
Caterpillar Financial Services
Corporation
1,580,000 1.950%,  11/18/2022 1,628,896
1,075,000 0.450%,  9/14/2023 1,074,555
CNH Industrial Capital, LLC
1,180,000 1.950%,  7/2/2023 1,200,301
General Electric Company
1,010,000 3.450%,  5/15/2024 1,087,085
Honeywell International, Inc.
1,075,000 1.350%,  6/1/2025 1,103,590
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025
a
880,215
John Deere Capital Corporation
1,400,000 0.400%,  10/10/2023 1,400,938
Northrop Grumman Corporation
2,000,000 2.550%,  10/15/2022 2,079,594
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,495,651
PACCAR Financial Corporation
1,350,000 2.650%,  4/6/2023 1,424,353
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,327,851
Roper Technologies, Inc.
1,250,000 3.650%,  9/15/2023 1,353,512
750,000 2.350%,  9/15/2024 792,467
825,000 1.000%,  9/15/2025 829,566
Principal
Amount Long-Term Fixed Income (95.7%) Value
Capital Goods (1.9%) - continued
Siemens
Financieringsmaatschappij NV
$ 2,000,000
0.847%,  (LIBOR 3M +
0.610%), 3/16/2022
a,b
$ 2,012,024
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,196,683
WW Grainger, Inc.
1,125,000 1.850%,  2/15/2025 1,175,291
Total 26,350,564
Collateralized Mortgage Obligations (13.6%)
Angel Oak Mortgage Trust
4,707,060
1.373%,  5/25/2065, Ser.
2020-5, Class A1
a,b
4,707,497
Angel Oak Mortgage Trust I, LLC
1,631,083
3.258%,  4/27/2048, Ser.
2018-1, Class A1
a,b
1,639,027
1,852,517
3.674%,  7/27/2048, Ser.
2018-2, Class A1
a,b
1,875,370
Antler Mortgage Trust
1,985,267
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
a
1,990,652
1,623,967
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
a
1,627,345
Banc of America Funding Trust
391,855
3.990%,  1/25/2035, Ser.
2004-D, Class 4A1
b
398,239
1,382,957
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 1,419,837
Bear Stearns Adjustable Rate
Mortgage Trust
145,224
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
146,673
596,692
3.374%,  10/25/2036, Ser.
2006-4, Class 1A1
b
587,822
Bellemeade Re, Ltd.
4,550,924
2.799%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
a,b
4,558,873
3,500,000
2.143%,  (LIBOR 1M +
2.000%), 10/25/2030, Ser.
2020-3A, Class M1A
a,b,d
3,499,882
BRAVO Residential Funding Trust
1,500,937
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
1,547,565
Business Jet Securities, LLC
3,300,000
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
3,319,966
Cascade Funding Mortgage Trust
2,352,351
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,b
2,435,235
Chase Mortgage Finance Trust
Series
1,574,152
3.202%,  7/25/2037, Ser.
2007-A2, Class 1M
b
1,498,459
COLT Funding, LLC
1,247,970
2.764%,  8/25/2049, Ser.
2019-3, Class A1
a,b
1,261,175
Countrywide Alternative Loan Trust
151,238
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 140,607

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
88
Principal
Amount Long-Term Fixed Income (95.7%) Value
Collateralized Mortgage Obligations (13.6%) -
continued
$ 157,393
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 $ 151,304
Credit Suisse Mortgage Capital
Certificates
1,536,521
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
a,c
1,536,397
Credit Suisse Mortgage Trust
2,771,888
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
a
2,771,491
Deephaven Residential Mortgage
Trust
3,403,253
2.791%,  10/25/2059, Ser.
2019-4A, Class A1
a,b
3,449,264
Ellington Financial Mortgage Trust
1,119,665
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
a,b
1,147,229
Federal Home Loan Mortgage
Corporation - REMIC
1,348,905
3.000%,  8/15/2040, Ser.
4364, Class A 1,372,237
Federal National Mortgage
Association - REMIC
4,064,680
4.000%,  3/25/2029, Ser.
2012-74, Class V 4,199,093
278,763
3.000%,  1/25/2041, Ser.
2015-79, Class BA 280,316
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
17,946
2.250%,  6/25/2025, Ser.
2010-58, Class PT 17,982
Flagship Credit Auto Trust
3,840,000
0.530%,  4/15/2025, Ser.
2020-4, Class A
a,d
3,839,990
FWD Securitization Trust
3,266,550
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,b
3,339,405
GCAT Trust
3,123,229
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
a,c
3,171,474
Genworth Mortgage Insurance
Corporation
2,000,000
2.049%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
a,b
1,983,975
GMAC Mortgage Corporation
Loan Trust
18,861
0.649%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
21,589
112,843
5.750%,  10/25/2036, Ser.
2006-HE3, Class A2
b
117,830
GS Mortgage-Backed Securities
Trust
2,773,826
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
2,945,958
945,705
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,b
961,518
1,863,198
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
1,866,740
GSAA Home Equity Trust
920,881
4.558%,  8/25/2034, Ser.
2004-10, Class M2
c
983,517
Principal
Amount Long-Term Fixed Income (95.7%) Value
Collateralized Mortgage Obligations (13.6%) -
continued
Homeward Opportunities Fund I
Trust
$ 3,274,650
3.454%,  1/25/2059, Ser.
2019-1, Class A1
a,b
$ 3,300,191
Homeward Opportunities Fund
Trust
5,500,000
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,c
5,499,996
J.P. Morgan Alternative Loan Trust
467,578
3.710%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
433,547
J.P. Morgan Mortgage Trust
231,415
3.780%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
202,980
Legacy Mortgage Asset Trust
3,067,824
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
a
3,119,073
1,919,327
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,c
1,945,618
Long Beach Mortgage Loan Trust
590,028
1.019%,  (LIBOR 1M +
0.870%), 2/25/2035, Ser.
2005-1, Class M3
b
589,518
Master Asset Securitization Trust
487,814
0.649%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
118,122
Mello Warehouse Securitization
Trust
5,500,000
1.049%,  (LIBOR 1M +
0.900%), 10/25/2053, Ser.
2020-1, Class A
a,b
5,502,177
Merrill Lynch Mortgage Investors
Trust
228,155
1.334%,  (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
b
227,932
Mortgage Equity Conversion Asset
Trust
1,074,179
0.620%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,b
1,028,460
1,075,805
0.590%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,b
1,033,824
New Residential Mortgage Loan
Trust
2,895,951
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
a,c
2,899,894
New Residential Mortgage, LLC
2,426,068
3.790%,  7/25/2054, Ser.
2018-FNT2, Class A
a
2,377,352
New York Mortgage Trust
3,200,000
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,b
3,197,869
Oaktown Re II, Ltd.
206,553
1.699%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
a,b
205,944
Preston Ridge Partners Mortgage
Trust, LLC
3,381,742
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
a,b
3,399,249

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
89
Principal
Amount Long-Term Fixed Income (95.7%) Value
Collateralized Mortgage Obligations (13.6%) -
continued
$ 877,335
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
a,c
$ 879,483
4,391,826
2.857%,  9/25/2025, Ser.
2020-3A1, Class A1
a,c
4,391,901
Pretium Mortgage Credit Partners,
LLC
6,660,010
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
a,c
6,675,937
Radnor RE, Ltd.
177,459
1.549%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
a,b
177,168
RCO Mortgage, LLC
4,031,713
3.475%,  11/25/2024, Ser.
2019-2, Class A1
a,c
4,031,639
2,787,709
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
a,b
2,788,207
Residential Funding Mortgage
Security I Trust
225,470
5.500%,  10/25/2021, Ser.
2006-S10, Class 2A1 212,567
Silver Hill Trust
4,750,757
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,b
4,895,837
Specialty Underwriting and
Residential Finance Trust
3,195,358
1.149%,  (LIBOR 1M +
1.000%), 7/25/2035, Ser.
2004-BC3, Class A2C
b
2,975,791
3,547,224
1.129%,  (LIBOR 1M +
0.980%), 10/25/2035, Ser.
2004-BC4, Class A2C
b
3,454,494
Stanwich Mortgage Loan Trust
2,892,047
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
a,c
2,887,154
Starwood Mortgage Residential
Trust
2,376,909
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
a,b
2,457,596
2,445,612
2.718%,  4/25/2060, Ser.
2020-2, Class A1
a,b
2,454,548
Terwin Mortgage Trust
1,445,006
1.149%,  (LIBOR 1M +
1.000%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
1,435,696
Toorak Mortgage Corporation
3,477,855
4.336%,  8/25/2021, Ser.
2018-1, Class A1
a,c
3,488,481
6,000,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
a,c
6,092,398
2,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 2,550,013
3,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,c
3,508,721
TVC Mortgage Trust
3,200,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
3,233,132
Vericrest Opportunity Loan
Transferee
2,299,178
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
a,c
2,294,556
3,500,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
a,c
3,463,513
Principal
Amount Long-Term Fixed Income (95.7%) Value
Collateralized Mortgage Obligations (13.6%) -
continued
$ 4,000,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
a,c
$ 3,962,136
2,045,120
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
a,c
2,048,988
Verus Securitization Trust
2,132,906
3.836%,  2/25/2059, Ser.
2019-1, Class A1
a,b
2,151,030
3,335,293
3.211%,  5/25/2059, Ser.
2019-2, Class A1
a,b
3,367,716
3,020,746
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
a,b
3,088,240
1,587,909
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
a,b
1,604,640
1,803,423
2.226%,  5/25/2060, Ser.
2020-2, Class A1
a,b
1,817,876
Wachovia Asset Securitization, Inc.
219,680
0.288%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,b,e
201,264
Wachovia Mortgage Loan Trust,
LLC
94,098
3.596%,  5/20/2036, Ser.
2006-A, Class 2A1
b
93,994
WaMu Mortgage Pass Through
Certificates
1,091,899
1.763%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
988,101
Total 185,566,096
Commercial Mortgage-Backed Securities (0.6%)
BFLD Trust
3,750,000
1.298%,  (LIBOR 1M +
1.150%), 10/15/2025, Ser.
2020-EYP, Class A
a,b
3,749,999
Federal National Mortgage
Association - ACES
1,327,840
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
b
1,337,820
GSAA Home Equity Trust
1,030,997
2.099%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
b
1,095,395
Morgan Stanley BAML Trust
2,255,000
2.918%,  2/15/2046, Ser.
2013-C7, Class A4 2,339,433
Total 8,522,647
Communications Services (2.0%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,620,851
1,500,000 4.400%,  2/15/2026 1,713,416
AT&T, Inc.
2,000,000
1.155%,  (LIBOR 3M +
0.890%), 2/15/2023
b
2,016,203
1,800,000 4.125%,  2/17/2026 2,051,575
Charter Communications
Operating, LLC
2,125,000 4.500%,  2/1/2024 2,351,019
1,500,000 4.908%,  7/23/2025 1,727,908

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
90
Principal
Amount Long-Term Fixed Income (95.7%) Value
Communications Services (2.0%) - continued
Cox Communications, Inc.
$ 1,500,000 3.150%,  8/15/2024
a
$ 1,615,456
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 1,078,562
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,105,613
Fox Corporation
1,000,000 3.666%,  1/25/2022 1,039,639
1,060,000 3.050%,  4/7/2025 1,154,365
Omnicom Group, Inc.
1,250,000 3.625%,  5/1/2022 1,307,503
Sprint Corporation
1,890,000 7.125%,  6/15/2024 2,173,878
T-Mobile USA, Inc.
2,265,000 3.500%,  4/15/2025
a
2,481,557
Vodafone Group PLC
2,125,000 2.950%,  2/19/2023 2,237,526
Walt Disney Company
1,335,000 1.750%,  1/13/2026 1,389,256
Total 27,064,327
Consumer Cyclical (3.5%)
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 525,939
Amazon.com, Inc.
2,400,000 0.800%,  6/3/2025 2,421,542
American Honda Finance
Corporation
1,050,000 1.950%,  5/10/2023 1,087,014
1,090,000 0.650%,  9/8/2023 1,093,548
1,070,000 1.200%,  7/8/2025 1,080,761
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
a
2,142,036
D.R. Horton, Inc.
950,000 2.600%,  10/15/2025 1,013,431
Daimler Finance North America,
LLC
1,125,000 1.750%,  3/10/2023
a
1,148,381
1,000,000
1.089%,  (LIBOR 3M +
0.840%), 5/4/2023
a,b
998,998
Ford Motor Credit Company, LLC
1,000,000
1.515%,  (LIBOR 3M +
1.235%), 2/15/2023
b
942,063
2,160,000 3.370%,  11/17/2023 2,141,100
General Motors Financial
Company, Inc.
2,100,000 3.950%,  4/13/2024 2,242,928
1,580,000 2.900%,  2/26/2025 1,640,814
1,075,000 2.750%,  6/20/2025 1,109,532
Harley-Davidson Financial
Services, Inc.
574,000 4.050%,  2/4/2022
a
592,973
Home Depot, Inc.
1,600,000 4.400%,  4/1/2021 1,610,896
Hyundai Capital America
1,360,000 1.800%,  10/15/2025
a
1,356,530
Hyundai Capital Services, Inc.
2,000,000 3.000%,  3/6/2022
a
2,051,949
1,500,000 3.000%,  8/29/2022
a
1,552,952
Principal
Amount Long-Term Fixed Income (95.7%) Value
Consumer Cyclical (3.5%) - continued
Kohl's Corporation
$ 1,260,000 9.500%,  5/15/2025 $ 1,502,388
Lennar Corporation
1,260,000 4.875%,  12/15/2023 1,364,895
400,000 5.875%,  11/15/2024 449,000
Lowe's Companies, Inc.
800,000 4.000%,  4/15/2025 906,730
Marriott International, Inc.
1,350,000 3.600%,  4/15/2024 1,394,114
800,000 3.750%,  10/1/2025 822,249
Nissan Motor Company, Ltd.
825,000 3.043%,  9/15/2023
a
837,155
Ralph Lauren Corporation
800,000 1.700%,  6/15/2022 816,091
Starbucks Corporation
1,100,000 1.300%,  5/7/2022 1,115,875
Target Corporation
1,060,000 2.250%,  4/15/2025 1,131,408
TJX Companies, Inc.
1,325,000 3.500%,  4/15/2025 1,471,472
Toyota Motor Credit Corporation
1,625,000 0.500%,  8/14/2023 1,634,650
1,075,000 1.800%,  2/13/2025 1,119,374
1,125,000 0.800%,  10/16/2025 1,123,502
VF Corporation
1,100,000 2.050%,  4/23/2022 1,125,580
Volkswagen Group of America
Finance, LLC
2,000,000 4.250%,  11/13/2023
a
2,196,412
1,500,000 2.850%,  9/26/2024
a
1,595,239
Total 47,359,521
Consumer Non-Cyclical (5.3%)
Abbott Laboratories
1,262,000 2.550%,  3/15/2022 1,300,136
AbbVie, Inc.
2,100,000 2.300%,  11/21/2022
a
2,175,640
2,000,000 3.850%,  6/15/2024
a
2,191,541
2,080,000 3.600%,  5/14/2025 2,305,255
Altria Group, Inc.
2,500,000 3.800%,  2/14/2024 2,721,259
Amgen, Inc.
1,680,000 1.900%,  2/21/2025 1,749,240
Anheuser-Busch InBev Worldwide,
Inc.
1,750,000 4.150%,  1/23/2025 1,984,830
Anthem, Inc.
1,225,000 2.375%,  1/15/2025 1,299,258
AstraZeneca plc
1,950,000 0.700%,  4/8/2026 1,921,100
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 3,011,784
Becton, Dickinson and Company
1,950,000 3.125%,  11/8/2021 2,000,424
Boston Scientific Corporation
2,100,000 3.450%,  3/1/2024 2,266,800
Bristol-Myers Squibb Company
2,000,000 3.625%,  5/15/2024 2,193,348
Bunge, Ltd. Finance Corporation
1,300,000 1.630%,  8/17/2025 1,309,577

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
91
Principal
Amount Long-Term Fixed Income (95.7%) Value
Consumer Non-Cyclical (5.3%) - continued
Cargill, Inc.
$ 1,000,000 3.250%,  3/1/2023
a
$ 1,061,531
1,200,000 1.375%,  7/23/2023
a
1,227,020
Centene Corporation
2,175,000 5.375%,  8/15/2026
a
2,300,063
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,077,360
Coca-Cola Company
1,100,000 2.950%,  3/25/2025 1,208,873
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,953,343
Constellation Brands, Inc.
1,000,000 2.700%,  5/9/2022 1,030,311
1,500,000 3.200%,  2/15/2023 1,582,172
CVS Health Corporation
755,000 3.700%,  3/9/2023 808,138
241,000 4.100%,  3/25/2025 271,857
Diageo Capital plc
800,000 1.375%,  9/29/2025 819,130
General Mills, Inc.
1,500,000
1.228%,  (LIBOR 3M +
1.010%), 10/17/2023
b
1,515,615
Gilead Sciences, Inc.
1,625,000 0.750%,  9/29/2023 1,628,860
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,851,601
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,562,079
Mondelez International, Inc.
975,000 2.125%,  4/13/2023 1,010,510
Mylan NV
1,125,000 3.150%,  6/15/2021 1,141,292
Nestle Holdings, Inc.
1,355,000 0.375%,  1/15/2024
a
1,348,538
Novartis Capital Corporation
2,400,000 1.750%,  2/14/2025 2,509,629
PepsiCo, Inc.
1,850,000 2.250%,  3/19/2025 1,971,015
Pernod Ricard SA
1,915,000 4.250%,  7/15/2022
a
2,032,035
Philip Morris International, Inc.
1,100,000 1.125%,  5/1/2023 1,119,243
1,650,000 0.875%,  5/1/2026 1,641,146
Royalty Pharma plc
1,325,000 1.200%,  9/2/2025
a
1,318,191
Smithfield Foods, Inc.
2,000,000 2.650%,  10/3/2021
a
2,010,004
Thermo Fisher Scientific, Inc.
800,000 4.133%,  3/25/2025 909,105
Unilever Capital Corporation
1,085,000 0.375%,  9/14/2023 1,088,884
UnitedHealth Group, Inc.
1,000,000 3.500%,  2/15/2024 1,093,720
Upjohn, Inc.
800,000 1.650%,  6/22/2025
a
816,789
Zimmer Biomet Holdings, Inc.
1,500,000
0.977%,  (LIBOR 3M +
0.750%), 3/19/2021
b
1,500,228
Principal
Amount Long-Term Fixed Income (95.7%) Value
Consumer Non-Cyclical (5.3%) - continued
Zoetis, Inc.
$ 1,450,000 3.250%,  2/1/2023 $ 1,527,881
Total 72,366,355
Energy (3.1%)
BP Capital Markets America, Inc.
1,500,000
0.877%,  (LIBOR 3M +
0.650%), 9/19/2022
b
1,501,687
1,000,000 3.790%,  2/6/2024 1,091,517
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,617,869
Chevron Corporation
1,475,000 1.141%,  5/11/2023 1,501,067
Continental Resources, Inc.
2,100,000 4.500%,  4/15/2023 2,011,002
Devon Energy Corporation
1,350,000 5.850%,  12/15/2025 1,506,789
Diamondback Energy, Inc.
1,050,000 2.875%,  12/1/2024 1,062,957
Encana Corporation
1,000,000 3.900%,  11/15/2021 1,002,272
Energy Transfer Operating, LP
1,675,000 4.200%,  9/15/2023 1,765,056
1,050,000 2.900%,  5/15/2025 1,056,526
EOG Resources, Inc.
975,000 2.625%,  3/15/2023 1,019,461
Equinor ASA
1,075,000 2.875%,  4/6/2025 1,161,914
Exxon Mobil Corporation
1,465,000
0.618%,  (LIBOR 3M +
0.370%), 3/6/2022
b
1,471,590
1,400,000 2.992%,  3/19/2025 1,522,653
Hess Corporation
2,000,000 3.500%,  7/15/2024 2,057,227
Marathon Oil Corporation
679,000 2.800%,  11/1/2022 691,398
Marathon Petroleum Corporation
1,325,000 3.400%,  12/15/2020 1,326,160
MPLX, LP
500,000 3.500%,  12/1/2022 523,130
1,500,000 4.875%,  6/1/2025 1,693,049
1,300,000 1.750%,  3/1/2026 1,292,720
National Fuel Gas Company
1,630,000 5.500%,  1/15/2026 1,783,432
Newfield Exploration Company
1,000,000 5.750%,  1/30/2022 1,007,054
700,000 5.625%,  7/1/2024 677,215
Noble Energy, Inc.
1,185,000 3.900%,  11/15/2024 1,309,245
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 1,014,152
Petroleos Mexicanos
765,000 2.378%,  4/15/2025 798,818
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,089,322
Schlumberger Finance Canada,
Ltd.
275,000 1.400%,  9/17/2025 278,616

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
92
Principal
Amount Long-Term Fixed Income (95.7%) Value
Energy (3.1%) - continued
Schlumberger Holdings
Corporation
$ 1,500,000 3.750%,  5/1/2024
a
$ 1,619,268
Suncor Energy, Inc.
1,070,000 2.800%,  5/15/2023 1,118,073
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 833,372
Williams Partners, LP
1,325,000 3.600%,  3/15/2022 1,369,969
WPX Energy, Inc.
1,400,000 5.250%,  9/15/2024 1,452,500
Total 42,227,080
Financials (15.8%)
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
1,000,000 3.300%,  1/23/2023 1,009,586
1,625,000 3.150%,  2/15/2024 1,614,355
425,000 6.500%,  7/15/2025 467,712
Ally Financial, Inc.
1,250,000 1.450%,  10/2/2023 1,261,445
American International Group, Inc.
1,150,000 3.300%,  3/1/2021 1,158,479
1,200,000 2.500%,  6/30/2025 1,287,738
Athene Global Funding
2,000,000
1.464%,  (LIBOR 3M +
1.230%), 7/1/2022
a,b
2,014,220
1,400,000 1.200%,  10/13/2023
a
1,400,877
Australia and New Zealand
Banking Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,b
2,189,033
Aviation Capital Group, LLC
1,100,000 5.500%,  12/15/2024
a
1,145,253
Avolon Holdings Funding, Ltd.
1,100,000 5.500%,  1/15/2026
a
1,124,482
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 0.875%,  9/18/2023 1,597,360
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
425,604
Banco Santander SA
800,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
b
804,113
Bank of America Corporation
1,500,000 2.816%,  7/21/2023
b
1,555,397
2,150,000 4.200%,  8/26/2024 2,396,080
2,450,000 0.810%,  10/24/2024
b
2,452,214
1,000,000 3.458%,  3/15/2025
b
1,082,254
1,375,000 0.981%,  9/25/2025
b
1,373,546
2,100,000 2.456%,  10/22/2025
b
2,216,548
1,475,000 1.319%,  6/19/2026
b
1,482,290
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,619,731
Bank of New York Mellon
Corporation
2,115,000 1.850%,  1/27/2023 2,181,595
1,100,000 1.600%,  4/24/2025 1,139,838
800,000 4.700%,  9/20/2025
b,f
856,000
Bank of New Zealand
1,125,000 2.000%,  2/21/2025
a
1,175,647
Principal
Amount Long-Term Fixed Income (95.7%) Value
Financials (15.8%) - continued
Bank of Nova Scotia
$ 1,325,000 1.950%,  2/1/2023 $ 1,369,281
1,265,000 1.625%,  5/1/2023 1,299,022
1,065,000 4.900%,  6/4/2025
b,f
1,111,647
Barclays plc
1,250,000 3.250%,  1/12/2021 1,256,884
2,000,000 3.684%,  1/10/2023 2,066,200
2,000,000
1.660%,  (LIBOR 3M +
1.380%), 5/16/2024
b
2,011,575
1,575,000 4.375%,  9/11/2024 1,708,759
BNP Paribas SA
1,040,000 2.819%,  11/19/2025
a,b
1,100,200
BPCE SA
1,000,000
1.476%,  (LIBOR 3M +
1.220%), 5/22/2022
a,b
1,010,410
1,050,000 2.375%,  1/14/2025
a
1,096,961
Branch Banking and Trust
Company
2,200,000 2.150%,  12/6/2024 2,324,988
Canadian Imperial Bank of
Commerce
2,125,000 2.250%,  1/28/2025 2,238,899
Capital One Bank USA NA
2,125,000 2.014%,  1/27/2023
b
2,160,793
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,636,552
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
b,f
657,000
Citigroup, Inc.
1,500,000
1.175%,  (LIBOR 3M +
0.960%), 4/25/2022
b
1,515,345
2,110,000 2.312%,  11/4/2022
b
2,148,663
2,200,000 4.000%,  8/5/2024 2,426,015
3,500,000 0.776%,  10/30/2024
b
3,498,710
1,075,000 3.106%,  4/8/2026
b
1,160,170
Comerica, Inc.
750,000 3.700%,  7/31/2023 809,243
665,000 5.625%,  7/1/2025
b,f
709,887
Compass Bank
1,500,000 2.875%,  6/29/2022 1,551,945
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,b
1,887,740
Corporate Office Properties, LP
550,000 2.250%,  3/15/2026 556,441
Credit Agricole SA
1,065,000 1.907%,  6/16/2026
a,b
1,090,873
Credit Suisse AG
825,000 2.800%,  4/8/2022 853,843
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
a
1,689,375
810,000 7.500%,  12/11/2023
a,b,f
878,850
1,200,000 2.193%,  6/5/2026
a,b
1,238,508
Danske Bank AS
1,085,000 1.171%,  12/8/2023
a,b
1,086,546
1,500,000 5.375%,  1/12/2024
a
1,684,809
Deutsche Bank AG
1,090,000 2.222%,  9/18/2024
b
1,102,034
Discover Bank
1,250,000 2.450%,  9/12/2024 1,314,711
Fifth Third Bancorp
1,100,000 2.875%,  10/1/2021 1,123,531

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
93
Principal
Amount Long-Term Fixed Income (95.7%) Value
Financials (15.8%) - continued
$ 2,100,000 2.375%,  1/28/2025 $ 2,215,604
First Horizon National Corporation
1,575,000 3.550%,  5/26/2023 1,658,286
First Republic Bank
1,060,000 1.912%,  2/12/2024
b
1,090,411
FNB Corporation
1,685,000 2.200%,  2/24/2023 1,701,907
GE Capital Funding, LLC
1,025,000 3.450%,  5/15/2025
a
1,095,271
Goldman Sachs Group, Inc.
1,060,000 3.500%,  4/1/2025 1,166,943
2,085,000 3.272%,  9/29/2025
b
2,260,661
325,000 4.250%,  10/21/2025 369,264
HCP, Inc.
1,325,000 4.250%,  11/15/2023 1,452,593
HSBC Holdings plc
2,000,000 3.262%,  3/13/2023
b
2,067,567
1,500,000 6.250%,  3/23/2023
b,f
1,509,765
1,575,000 1.645%,  4/18/2026
b
1,578,877
Huntington Bancshares, Inc.
1,450,000 3.150%,  3/14/2021 1,461,751
ING Groep NV
2,400,000
1.368%,  (LIBOR 3M +
1.150%), 3/29/2022
b
2,424,552
500,000 4.625%,  1/6/2026
a
583,611
Intercontinental Exchange, Inc.
1,350,000 0.700%,  6/15/2023 1,357,816
J.P. Morgan Chase & Company
1,250,000
4.051%,  (LIBOR 3M +
3.800%), 2/1/2021
b,f
1,226,675
1,075,000 1.514%,  6/1/2024
b
1,098,237
1,900,000 3.875%,  9/10/2024 2,103,372
1,500,000
1.074%,  (LIBOR 3M +
0.850%), 1/10/2025
b
1,515,462
1,200,000 2.005%,  3/13/2026
b
1,243,847
1,100,000 2.083%,  4/22/2026
b
1,150,149
Kilroy Realty, LP
700,000 3.800%,  1/15/2023 727,986
550,000 4.375%,  10/1/2025 608,457
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,093,290
Lloyds Banking Group plc
1,500,000 2.858%,  3/17/2023
b
1,542,651
2,000,000 2.907%,  11/7/2023
b
2,080,173
1,075,000 7.500%,  6/27/2024
b,f
1,134,125
350,000 4.582%,  12/10/2025 388,079
Macquarie Group, Ltd.
1,500,000
1.276%,  (LIBOR 3M +
1.020%), 11/28/2023
a,b
1,505,415
Mitsubishi UFJ Financial Group,
Inc.
995,000
1.309%,  (LIBOR 3M +
1.060%), 9/13/2021
b
1,003,171
1,600,000
1.176%,  (LIBOR 3M +
0.920%), 2/22/2022
b
1,614,864
1,125,000 2.193%,  2/25/2025 1,179,286
Mizuho Financial Group Cayman
3, Ltd.
675,000 4.600%,  3/27/2024
a
738,699
Mizuho Financial Group, Inc.
1,175,000
1.389%,  (LIBOR 3M +
1.140%), 9/13/2021
b
1,185,366
Principal
Amount Long-Term Fixed Income (95.7%) Value
Financials (15.8%) - continued
$ 1,500,000 2.555%,  9/13/2025
b
$ 1,574,884
Morgan Stanley
1,000,000
3.847%,  (LIBOR 3M +
3.610%), 1/15/2021
b,f
962,463
2,200,000 4.100%,  5/22/2023 2,381,912
750,000 2.720%,  7/22/2025
b
799,866
1,700,000 0.864%,  10/21/2025
b
1,695,956
1,425,000 5.000%,  11/24/2025 1,679,658
National Bank of Canada
1,050,000 2.100%,  2/1/2023 1,085,359
National Securities Clearing
Corporation
1,650,000 1.200%,  4/23/2023
a
1,680,311
Nationwide Building Society
2,000,000 3.766%,  3/8/2024
a,b
2,121,731
New York Life Global Funding
1,050,000 2.000%,  1/22/2025
a
1,101,489
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,223,968
PayPal Holdings, Inc.
1,000,000 2.200%,  9/26/2022 1,033,554
1,000,000 2.400%,  10/1/2024 1,061,238
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,237,987
Protective Life Global Funding
1,650,000 0.631%,  10/13/2023
a
1,652,740
Realty Income Corporation
2,000,000 3.250%,  10/15/2022 2,093,203
Regions Financial Corporation
1,075,000 2.250%,  5/18/2025 1,135,639
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 2,212,377
Royal Bank of Canada
2,100,000 1.950%,  1/17/2023 2,169,395
1,100,000 1.600%,  4/17/2023 1,131,134
Royal Bank of Scotland Group plc
2,000,000
1.750%,  (LIBOR 3M +
1.470%), 5/15/2023
b
2,013,100
2,000,000 3.498%,  5/15/2023
b
2,078,880
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,049,830
400,000 3.450%,  6/2/2025 431,238
Santander UK Group Holdings plc
750,000 3.125%,  1/8/2021 753,553
1,075,000 1.532%,  8/21/2026
b
1,067,829
Santander UK plc
1,050,000 2.100%,  1/13/2023 1,083,767
Simon Property Group, LP
1,400,000 2.500%,  7/15/2021 1,413,434
1,750,000 3.300%,  1/15/2026 1,896,236
Skandinaviska Enskilda Banken
AB
1,345,000 0.550%,  9/1/2023
a
1,344,032
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,287,972
Stadshypotek AB
2,000,000 2.500%,  4/5/2022
a
2,060,819
Standard Chartered plc
1,000,000 3.950%,  1/11/2023
a
1,042,946
1,750,000 1.319%,  10/14/2023
a,b
1,753,955

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
94
Principal
Amount Long-Term Fixed Income (95.7%) Value
Financials (15.8%) - continued
State Street Corporation
$ 250,000 2.825%,  3/30/2023
a,b
$ 258,423
1,585,000 2.354%,  11/1/2025
b
1,678,181
Sumitomo Mitsui Financial Group,
Inc.
2,300,000 2.448%,  9/27/2024 2,427,471
Sumitomo Mitsui Trust Bank, Ltd.
1,350,000 0.800%,  9/12/2023
a
1,354,972
SunTrust Banks, Inc.
725,000 2.900%,  3/3/2021 729,891
Synchrony Financial
250,000 2.850%,  7/25/2022 257,925
1,780,000 4.250%,  8/15/2024 1,947,433
Synovus Bank
1,060,000 2.289%,  2/10/2023
b
1,073,884
Toronto-Dominion Bank
1,625,000 0.750%,  9/11/2025 1,615,368
Truist Financial Corporation
825,000 4.950%,  9/1/2025
b,f
874,500
U.S. Bank NA
2,200,000 2.050%,  1/21/2025 2,320,082
UBS AG
550,000 1.750%,  4/21/2022
a
559,900
UBS Group AG
1,625,000 1.008%,  7/30/2024
a,b
1,630,943
Ventas Realty, LP
2,000,000 3.100%,  1/15/2023 2,097,671
VEREIT Operating Partnership, LP
250,000 4.600%,  2/6/2024 269,220
510,000 4.625%,  11/1/2025 566,121
Voya Financial, Inc.
500,000 5.650%,  5/15/2053
b
515,630
Wells Fargo & Company
750,000 3.450%,  2/13/2023 795,681
1,500,000 3.750%,  1/24/2024 1,628,269
1,850,000 1.654%,  6/2/2024
b
1,890,780
2,110,000 2.406%,  10/30/2025
b
2,217,232
Westpac Banking Corporation
1,055,000 2.000%,  1/13/2023 1,091,779
500,000 2.000%,  1/16/2025
a
527,472
1,060,000 2.894%,  2/4/2030
b
1,092,584
Total 216,275,857
Foreign Government (0.2%)
Province of Ontario Canada
750,000 3.400%,  10/17/2023 814,956
Sinopec Group Overseas
Development 2018, Ltd.
2,350,000 2.150%,  5/13/2025
a,g
2,422,404
Total 3,237,360
Mortgage-Backed Securities (13.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,329,651 3.000%,  3/25/2050 1,390,801
1,599,188 3.000%,  4/1/2050 1,672,735
Principal
Amount Long-Term Fixed Income (95.7%) Value
Mortgage-Backed Securities (13.9%) -
continued
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
$ 657,804
3.500%,  5/25/2047, Ser.
2017-SC02, Class 2A1
e
$ 659,645
Federal National Mortgage
Association
781,917 4.500%,  5/1/2048 846,097
1,114,354 3.500%,  10/1/2048 1,177,638
1,276,701 3.500%,  8/1/2049 1,353,814
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
13,050,000 1.500%,  11/1/2035
d
13,319,156
20,600,000 2.000%,  11/1/2035
d
21,359,625
14,500,000 2.500%,  11/1/2035
d
15,064,990
73,200,000 2.000%,  12/1/2035
d
75,807,750
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
17,500,000 2.500%,  11/1/2050
d
18,233,496
17,225,000 2.000%,  12/1/2050
d
17,719,546
19,550,000 2.500%,  12/1/2050
d
20,337,346
166,539
2.593%,  (LIBOR 12M +
1.486%), 1/1/2043
b
171,405
1,615,062 4.000%,  7/1/2048 1,724,541
Total 190,838,585
Technology (2.2%)
Baidu, Inc.
1,020,000 3.075%,  4/7/2025
g
1,081,720
Broadcom Corporation
2,250,000 3.125%,  1/15/2025 2,404,504
Broadcom, Inc.
1,500,000 2.250%,  11/15/2023 1,558,143
Dell International, LLC/ EMC
Corporation
1,500,000 4.000%,  7/15/2024
a
1,629,360
410,000 5.850%,  7/15/2025
a
481,428
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 2,136,849
Global Payments, Inc.
875,000 2.650%,  2/15/2025 925,771
Hewlett Packard Enterprise
Company
1,750,000 3.500%,  10/5/2021 1,796,064
1,150,000 4.450%,  10/2/2023 1,270,314
Intel Corporation
1,100,000 3.400%,  3/25/2025 1,222,009
Intuit, Inc.
1,875,000 0.950%,  7/15/2025 1,889,142
Marvell Technology Group, Ltd.
1,000,000 4.200%,  6/22/2023 1,081,832
Micron Technology, Inc.
1,250,000 2.497%,  4/24/2023 1,300,492
NXP Funding, LLC
1,605,000 2.700%,  5/1/2025
a
1,708,456
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,280,014
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
a
1,028,185

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
95
Principal
Amount Long-Term Fixed Income (95.7%) Value
Technology (2.2%) - continued
$ 1,000,000 2.679%,  7/19/2024
a
$ 1,064,041
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,621,634
Tencent Holdings, Ltd.
1,025,000 1.810%,  1/26/2026
a
1,039,163
Texas Instruments, Inc.
750,000 1.375%,  3/12/2025 774,442
Total System Services, Inc.
1,075,000 3.750%,  6/1/2023 1,150,144
VMware, Inc.
1,500,000 2.950%,  8/21/2022 1,557,281
Total 30,000,988
Transportation (1.7%)
Air Canada Pass Through Trust
748,984 3.875%,  3/15/2023
a
650,012
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,790,912
1,500,000 4.250%,  2/1/2024 1,556,661
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,509,960
American Airlines Pass Through
Trust
500,668 3.700%,  5/1/2023 322,465
Avolon Holdings Funding, Ltd.
1,500,000 3.950%,  7/1/2024
a
1,469,401
Boeing Company
1,925,000 1.950%,  2/1/2024 1,917,549
British Airways plc
982,375 4.625%,  6/20/2024
a
950,100
Continental Airlines, Inc.
1,482,520 4.150%,  4/11/2024 1,456,033
ERAC USA Finance, LLC
1,400,000 2.600%,  12/1/2021
a
1,427,703
J.B. Hunt Transport Services, Inc.
1,200,000 3.300%,  8/15/2022 1,251,632
Penske Truck Leasing Company,
LP
750,000 3.650%,  7/29/2021
a
765,198
1,000,000 2.700%,  11/1/2024
a
1,062,270
1,000,000 3.950%,  3/10/2025
a
1,114,966
1,200,000 1.200%,  11/15/2025
a
1,197,524
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,057,333
Southwest Airlines Company
2,275,000 4.750%,  5/4/2023 2,436,877
TTX Company
650,000 4.125%,  10/1/2023
a
710,355
US Airways Pass Through Trust
616,761 3.950%,  11/15/2025 506,139
Total 23,153,090
U.S. Government & Agencies (14.7%)
Federal Home Loan Bank
8,000,000 2.500%,  2/13/2024 8,591,937
3,500,000 1.500%,  8/15/2024 3,660,361
Federal Home Loan Mortgage
Corporation
4,500,000 0.250%,  8/24/2023 4,500,470
Principal
Amount Long-Term Fixed Income (95.7%) Value
U.S. Government & Agencies (14.7%) -
continued
Federal National Mortgage
Association
$ 3,500,000 2.875%,  9/12/2023 $ 3,762,862
4,500,000 0.750%,  10/8/2027 4,468,390
3,500,000 0.875%,  8/5/2030 3,400,671
U.S. Treasury Bonds
1,275,000 2.250%,  11/15/2027 1,415,748
6,750,000 5.500%,  8/15/2028 9,217,178
20,590,000 2.625%,  2/15/2029 23,674,479
U.S. Treasury Notes
11,700,000 1.500%,  9/30/2021 11,845,336
12,000,000 2.500%,  1/15/2022 12,340,313
3,350,000 1.125%,  2/28/2022 3,393,969
4,000,000 0.125%,  6/30/2022 3,998,437
5,000,000 0.125%,  7/31/2022 4,997,070
13,845,000 2.000%,  11/30/2022 14,373,922
8,600,000 1.375%,  2/15/2023 8,835,828
3,875,000 2.750%,  7/31/2023 4,145,947
1,500,000 2.500%,  1/31/2024 1,610,508
2,750,000 2.125%,  7/31/2024 2,940,244
12,225,000 1.250%,  8/31/2024 12,677,229
6,250,000 1.375%,  1/31/2025 6,529,297
2,000,000 2.875%,  7/31/2025 2,235,937
17,400,000 0.250%,  8/31/2025 17,300,766
20,000,000 2.625%,  1/31/2026 22,287,500
500,000 0.500%,  4/30/2027 497,031
U.S. Treasury Notes, TIPS
3,899,934 0.125%,  10/15/2024 4,110,394
3,405,542 0.125%,  10/15/2025 3,636,480
Total 200,448,304
Utilities (2.8%)
Ameren Corporation
750,000 2.500%,  9/15/2024 796,527
American Electric Power
Company, Inc.
1,000,000 3.650%,  12/1/2021 1,033,567
Berkshire Hathaway Energy
Company
1,925,000 4.050%,  4/15/2025
a
2,183,453
CenterPoint Energy, Inc.
1,750,000 3.850%,  2/1/2024 1,917,661
DTE Energy Company
1,500,000 3.700%,  8/1/2023 1,623,100
1,500,000 2.529%,  10/1/2024 1,591,785
Duke Energy Corporation
1,085,000 0.900%,  9/15/2025 1,080,416
Edison International
1,580,000 2.950%,  3/15/2023
g
1,629,557
Enel Finance International NV
2,000,000 2.750%,  4/6/2023
a
2,089,092
Entergy Corporation
1,130,000 0.900%,  9/15/2025 1,130,054
Exelon Corporation
1,250,000 3.497%,  6/1/2022 1,303,200
Exelon Generation Company, LLC
935,000 3.250%,  6/1/2025 1,016,983
Florida Power & Light Company
1,350,000 2.850%,  4/1/2025 1,467,999

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
96
Principal
Amount Long-Term Fixed Income (95.7%) Value
Utilities (2.8%) - continued
Georgia Power Company
$ 1,050,000 2.100%,  7/30/2023 $ 1,096,714
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,564,074
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,700,019
National Rural Utilities Cooperative
Finance Corporation
850,000 4.750%,  4/30/2043
b
877,625
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
b,f
1,250,000
1,080,000 0.950%,  8/15/2025 1,076,873
PPL Capital Funding, Inc.
1,420,000 3.500%,  12/1/2022 1,495,215
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 2,149,641
Sempra Energy
2,125,000 3.550%,  6/15/2024 2,308,901
Southern Company
1,500,000 2.950%,  7/1/2023 1,587,887
1,100,000 4.000%,  1/15/2051
b
1,118,610
WEC Energy Group, Inc.
1,360,000 0.550%,  9/15/2023 1,364,271
Xcel Energy, Inc.
1,650,000 0.500%,  10/15/2023 1,650,679
Total 38,103,903
Total Long-Term Fixed Income
(cost $1,279,213,136) 1,307,917,846
Shares
Registered Investment
Companies ( 2.4% ) Value
Unaffiliated  (2.4%)
398,300 Vanguard Short-Term Corporate
Bond ETF 32,971,274
Total 32,971,274
Total Registered Investment
Companies (cost $32,056,207) 32,971,274
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
2,914,385 Thrivent Cash Management Trust 2,914,385
Total Collateral Held for
Securities Loaned
(cost $2,914,385) 2,914,385
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 6.584%
b
1,479,600
Total 1,479,600
Total Preferred Stock
(cost $1,490,400) 1,479,600
Shares or
Principal
Amount Short-Term Investments ( 14.9% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.080%, 11/12/2020
h,i
$ 99,998
400,000 0.085%, 12/9/2020
h,i
399,963
500,000 0.095%, 1/6/2021
h,i
499,910
500,000 0.060%, 1/12/2021
h,i
499,901
100,000 0.096%, 1/15/2021
h,i
99,980
100,000 0.114%, 4/23/2021
h,i
99,947
Thrivent Core Short-Term Reserve
Fund
20,161,413 0.290% 201,614,134
U.S. Treasury Bills
300,000 0.105%, 11/19/2020
h
299,988
500,000 0.084%, 12/17/2020
h,j
499,944
Total Short-Term Investments
(cost $204,100,130) 204,113,765
Total Investments (cost
$1,519,774,258) 113.3% $1,549,396,870
Other Assets and Liabilities, Net
(13.3%) (182,192,856)
Total Net Assets 100.0% $1,367,204,014
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $457,537,178 or
33.5% of total net assets.
b Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2020.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e All or a portion of the security is insured or guaranteed.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g All or a portion of the security is on loan.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
j At October 31, 2020, $189,979 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
97
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 2,840,366
Total lending $2,840,366
Gross amount payable upon return of
collateral for securities loaned $2,914,385
Net amounts due to counterparty
$74,019
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
98
Principal
Amount Bank Loans ( 1.6% )
a
Value
Basic Materials (0.1%)
Avantor, Inc., Term Loan
$ 300,000
0.000%,  (LIBOR 1M +
2.500%), 10/30/2027
b,c,d,e
$ 297,375
Ball Metalpack Finco, LLC, Term
Loan
161,287
4.756%,  (LIBOR 3M +
4.500%), 7/31/2025
d
154,514
Chemours Company, Term Loan
268,063
1.900%,  (LIBOR 1M +
1.750%), 4/3/2025
d
257,005
Hexion, Inc., Term Loan
228,841
3.730%,  (LIBOR 3M +
3.500%), 7/1/2026
d
224,493
Innophos Holdings, Inc., Term
Loan
223,875
3.648%,  (LIBOR 1M +
3.500%), 2/7/2027
d,e
219,678
Momentive Performance Materials
USA, LLC, Term Loan
222,187
3.400%,  (LIBOR 1M +
3.250%), 5/15/2024
d
210,107
Nouryon USA, LLC, Term Loan
601,833
3.145%,  (LIBOR 1M +
3.000%), 10/1/2025
b,c,d
581,972
Peabody Energy Corporation,
Term Loan
277,875
2.898%,  (LIBOR 1M +
2.750%), 3/31/2025
d
85,149
Pixelle Specialty Solutions, LLC,
Term Loan
442,458
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
d
438,680
PQ Corporation, Term Loan
244,388
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
d
241,760
Total 2,710,733
Capital Goods (0.2%)
Asplundh Tree Expert, LLC, Term
Loan
160,000
2.640%,  (LIBOR 1M +
2.500%), 9/4/2027
d
159,501
Flex Acquisition Company, Inc.
Term Loan
459,156
3.475%,  (LIBOR 3M +
3.250%), 6/29/2025
d
440,932
GFL Environmental, Inc., Term
Loan
701,138
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
d
693,931
Graham Packaging Company,
Inc., Term Loan
225,000
4.500%,  (LIBOR 1M +
3.750%), 8/4/2027
d
222,937
Mauser Packaging Solutions
Holding Company, Term Loan
326,624
3.480%,  (LIBOR 3M +
3.250%), 4/3/2024
d
304,577
Navistar, Inc., Term Loan
457,075
3.650%,  (LIBOR 1M +
3.500%), 11/6/2024
d
451,933
Principal
Amount Bank Loans (1.6%)
a
Value
Capital Goods (0.2%) - continued
Reynolds Group Holdings, Inc.,
Term Loan
$ 315,077
2.898%,  (LIBOR 1M +
2.750%), 2/5/2023
d
$ 308,819
165,000
3.398%,  (LIBOR 1M +
3.250%), 2/16/2026
d
160,875
TransDigm, Inc., Term Loan
798,963
2.398%,  (LIBOR 1M +
2.250%), 12/9/2025
d
750,425
Vertiv Group Corporation, Term
Loan
761,175
3.148%,  (LIBOR 1M +
3.000%), 3/2/2027
d
746,142
Total 4,240,072
Communications Services (0.4%)
Altice France SA, Term Loan
188,175
2.898%,  (LIBOR 1M +
2.750%), 7/31/2025
d
179,415
Cablevision Lightpath, LLC, Term
Loan
365,000
0.000%,  (LIBOR 1M +
3.250%), 9/29/2027
b,c,d
359,525
CenturyLink, Inc., Term Loan
807,142
2.398%,  (LIBOR 1M +
2.250%), 3/15/2027
d
775,591
Charter Communications
Operating, LLC, Term Loan
1,007,232
1.900%,  (LIBOR 1M +
1.750%), 4/30/2025
d
984,730
CommScope, Inc., Term Loan
427,421
3.398%,  (LIBOR 1M +
3.250%), 4/4/2026
d
411,773
Coral-US Co-Borrower, LLC, Term
Loan
940,000
2.398%,  (LIBOR 1M +
2.250%), 1/31/2028
d
906,903
Diamond Sports Group, LLC, Term
Loan
684,966
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
d
422,110
Eagle Broadband Investments,
LLC, Term Loan
510,000
0.000%,  (LIBOR 1M +
3.000%), 10/19/2027
b,c,d
505,410
Entercom Media Corporation, Term
Loan
339,245
2.652%,  (LIBOR 1M +
2.500%), 11/17/2024
d
326,948
GCI, LLC, Term Loan
575,000
0.000%,  (LIBOR 1M +
2.750%), 10/15/2025
b,c,d
565,656
Gray Television, Inc., Term Loan
205,000
2.399%,  (LIBOR 1M +
2.250%), 2/7/2024
d
199,692
HCP Acquisition, LLC, Term Loan
562,226
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
d
554,377
iHeartCommunications, Inc., Term
Loan
263,672
3.148%,  (LIBOR 1M +
3.000%), 5/1/2026
d
247,145

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
99
Principal
Amount Bank Loans (1.6%)
a
Value
Communications Services (0.4%) - continued
Mediacom Illinois, LLC, Term Loan
$ 91,846
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
d,e
$ 91,387
Meredith Corporation, Term Loan
315,000
0.000%,  (LIBOR 1M +
4.250%), 1/31/2025
b,c,d
307,651
NEP Group, Inc., Term Loan
329,386
3.398%,  (LIBOR 1M +
3.250%), 10/20/2025
d
296,263
40,000
7.148%,  (LIBOR 1M +
7.000%), 10/19/2026
d
32,050
Nexstar Broadcasting, Inc., Term
Loan
565,000
2.899%,  (LIBOR 1M +
2.750%), 9/19/2026
d
549,745
Nielsen Finance, LLC, Term Loan
184,075
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
d
183,339
Radiate Holdco, LLC, Term Loan
860,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
d
844,116
SBA Senior Finance II, LLC, Term
Loan
406,074
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
d
392,828
Terrier Media Buyer, Inc., Term
Loan
277,900
4.398%,  (LIBOR 1M +
4.250%), 12/17/2026
d
270,085
144,638
4.398%,  (LIBOR 1M +
4.250%), 12/17/2026
d,e
139,575
TNS, Inc., Term Loan
546,091
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
d
538,069
Virgin Media Bristol, LLC, Term
Loan
590,000
0.000%,  (LIBOR 1M +
3.250%), 1/31/2029
b,c,d
578,094
WideOpenWest Finance, LLC,
Term Loan
431,367
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
d
421,843
Xplornet Communications, Inc.,
Term Loan
374,275
4.898%,  (LIBOR 1M +
4.750%), 6/10/2027
b,c,d
366,228
Ziggo Financing Partnership, Term
Loan
500,000
2.648%,  (LIBOR 1M +
2.500%), 4/30/2028
d
479,090
Total 11,929,638
Consumer Cyclical (0.2%)
1011778 B.C., LLC, Term Loan
563,580
1.898%,  (LIBOR 1M +
1.750%), 11/19/2026
d
539,865
Caesars Resort Collection, LLC,
Term Loan
485,000
0.000%,  (LIBOR 1M +
4.500%), 7/20/2025
b,c,d
469,087
Principal
Amount Bank Loans (1.6%)
a
Value
Consumer Cyclical (0.2%) - continued
Cengage Learning, Inc., Term
Loan
$ 238,609
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
d
$ 212,811
Four Seasons Hotels, Ltd., Term
Loan
340,278
2.148%,  (LIBOR 1M +
2.000%), 11/30/2023
d
326,809
Golden Entertainment, Inc., Term
Loan
726,375
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
d
700,044
Golden Nugget, LLC, Term Loan
359,719
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
d
316,103
Harbor Freight Tools USA, Inc.,
Term Loan
470,000
4.000%,  (LIBOR 1M +
3.250%), 10/19/2027
d
462,414
LCPR Loan Financing, LLC, Term
Loan
745,000
5.148%,  (LIBOR 1M +
5.000%), 10/15/2026
d
744,069
Michaels Stores, Inc., Term Loan
339,150
4.250%,  (LIBOR 1M +
3.500%), 9/17/2027
b,c,d
331,689
Penn National Gaming, Inc., Term
Loan
245,625
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
d
236,677
Scientific Games International,
Inc., Term Loan
1,206,262
2.898%,  (LIBOR 1M +
2.750%), 8/14/2024
d
1,119,941
Staples, Inc., Term Loan
130,021
4.751%,  (LIBOR 3M +
4.500%), 9/12/2024
d
119,890
228,624
5.251%,  (LIBOR 3M +
5.000%), 4/12/2026
b,c,d
209,248
Stars Group Holdings BV, Term
Loan
331,975
3.720%,  (LIBOR 3M +
3.500%), 7/10/2025
d
331,530
Tenneco, Inc., Term Loan
362,431
3.148%,  (LIBOR 1M +
3.000%), 10/1/2025
b,c,d
333,527
Wyndham Hotels & Resorts, Inc.,
Term Loan
240,100
1.898%,  (LIBOR 1M +
1.750%), 5/30/2025
d
227,994
Total 6,681,698
Consumer Non-Cyclical (0.3%)
Adient US. LLC, Term Loan
110,000
0.000%,  (LIBOR 3M +
4.250%), 5/6/2024
b,c,d
108,295
Aramark Services, Inc., Term Loan
565,000
1.898%,  (LIBOR 1M +
1.750%), 3/11/2025
d
539,106
Bausch Health Americas, Inc.,
Term Loan
628,315
3.149%,  (LIBOR 1M +
3.000%), 6/1/2025
d
612,871

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
100
Principal
Amount Bank Loans (1.6%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Bellring Brands, LLC, Term Loan
$ 136,456
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
d
$ 136,763
Change Healthcare Holdings, LLC,
Term Loan
265,974
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
d
259,292
Chobani, LLC, Term Loan
190,000
0.000%,  (LIBOR 3M +
3.500%), 10/20/2027
b,c,d
186,913
CNT Holdings I Corporation, Term
Loan
245,000
0.000%,  (LIBOR 1M +
3.750%), 10/16/2027
b,c,d
241,835
70,000
0.000%,  (LIBOR 1M +
6.750%), 10/16/2028
b,c,d
70,088
Dole Food Company, Inc., Term
Loan
450,092
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
d
439,871
Endo International plc, Term Loan
378,703
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
d
358,821
Energizer Holdings, Inc., Term
Loan
108,885
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
d
108,341
Froneri U.S., Inc., Term Loan
160,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,c,d
153,774
Global Medical Response, Inc.,
Term Loan
102,112
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
d
98,570
1,120,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
d
1,083,947
Grifols Worldwide Operations USA,
Inc., Term Loan
340,000
2.094%,  (LIBOR 1W +
2.000%), 11/15/2027
b,c,d
331,204
IQVIA, Inc., Term Loan
129,333
1.898%,  (LIBOR 1M +
1.750%), 1/1/2025
d
127,135
Jaguar Holding Company II, Term
Loan
365,000
0.000%,  (LIBOR 3M +
2.500%), 8/18/2022
b,c,d
361,970
JBS USA LUX SA, Term Loan
564,271
2.148%,  (LIBOR 1M +
2.000%), 5/1/2026
d
549,516
MPH Acquisition Holdings, LLC,
Term Loan
829,284
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
d
817,732
Ortho-Clinical Diagnostics SA,
Term Loan
973,787
3.390%,  (LIBOR 1M +
3.250%), 6/30/2025
d
939,704
Plantronics, Inc., Term Loan
266,445
2.648%,  (LIBOR 1M +
2.500%), 7/2/2025
d
254,566
Principal
Amount Bank Loans (1.6%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Power Play Merger Sub, Inc., Term
Loan
$ 55,000
0.000%,  (LIBOR 1M +
3.750%), 10/30/2027
b,c,d,e
$ 54,175
405,000
0.000%,  (LIBOR 1M +
3.750%), 10/30/2027
b,c,d,e
398,925
Sotera Health Holdings, LLC, Term
Loan
298,500
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
d
297,255
US Foods, Inc., Term Loan
184,039
1.898%,  (LIBOR 1M +
1.750%), 6/27/2023
d
175,711
Total 8,706,380
Energy (0.1%)
BCP Raptor II, LLC, Term Loan
296,250
4.898%,  (LIBOR 1M +
4.750%), 11/3/2025
d
207,968
Buckeye Partners, LP, Term Loan
492,525
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
d
482,586
Calpine Corporation, Term Loan
353,798
2.400%,  (LIBOR 1M +
2.250%), 1/15/2024
d
344,670
CONSOL Energy, Inc., Term Loan
285,650
4.650%,  (LIBOR 1M +
4.500%), 9/28/2024
d
220,130
Illuminate Buyer, LLC, Term Loan
410,000
4.148%,  (LIBOR 1M +
4.000%), 6/30/2027
b,c,d
402,632
Lealand Finance Company BV,
Term Loan
94,034
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
d,f
57,988
Total 1,715,974
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
220,970
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
d
212,297
Blackstone CQP Holdco, LP, Term
Loan
237,000
3.725%,  (LIBOR 3M +
3.500%), 9/30/2024
d
231,430
BPR Nimbus, LLC, Term Loan
309,285
2.648%,  (LIBOR 1M +
2.500%), 8/24/2025
b,c,d
255,470
Delos Finance SARL, Term Loan
230,000
1.970%,  (LIBOR 3M +
1.750%), 10/6/2023
d
222,189
INEOS U.S. Finance, LLC, Term
Loan
184,054
2.148%,  (LIBOR 1M +
2.000%), 3/31/2024
d
178,635
Level 3 Financing, Inc., Term Loan
475,000
1.898%,  (LIBOR 1M +
1.750%), 3/1/2027
d
457,662

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
101
Principal
Amount Bank Loans (1.6%)
a
Value
Financials (0.1%) - continued
MoneyGram International, Inc.,
Term Loan
$ 266,677
0.000%,  (LIBOR 3M +
6.000%), 6/30/2023
d,e
$ 264,011
Newco Financing Partnership,
Term Loan
392,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,c,d
382,197
Northriver Midstream Finance, LP,
Term Loan
386,061
3.475%,  (LIBOR 3M +
3.250%), 10/1/2025
d
360,098
Tronox Finance, LLC, Term Loan
240,145
3.178%,  (LIBOR 1M +
3.000%), 9/22/2024
b,c,d
234,872
UPC Financing Partnership, Term
Loan
392,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,c,d
382,197
Total 3,181,058
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
424,843
3.714%,  (LIBOR 2M +
3.500%), 8/21/2026
b,c,d
386,000
Prime Security Services Borrower,
LLC, Term Loan
1,098,227
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
d
1,082,950
Rackspace Technology Global,
Inc., Term Loan
993,042
4.000%,  (LIBOR 2M +
3.000%), 11/3/2023
d
969,586
SS&C Technologies, Inc., Term
Loan
336,850
1.898%,  (LIBOR 1M +
1.750%), 4/16/2025
d
326,957
231,327
1.898%,  (LIBOR 1M +
1.750%), 4/16/2025
d
224,533
146,962
1.898%,  (LIBOR 1M +
1.750%), 4/16/2025
d
142,687
Zayo Group Holdings, Inc., Term
Loan
721,375
3.148%,  (LIBOR 1M +
3.000%), 3/9/2027
d
694,021
Total 3,826,734
Transportation (0.1%)
Delta Air Lines, Inc., Term Loan
164,587
5.750%,  (LIBOR 3M +
4.750%), 4/29/2023
d
163,663
Genesee & Wyoming, Inc., Term
Loan
452,725
2.220%,  (LIBOR 3M +
2.000%), 12/30/2026
d
442,620
Mileage Plus Holdings, LLC, Term
Loan
245,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
d
248,629
SkyMiles IP, Ltd., Term Loan
320,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b,c,d
318,467
Principal
Amount Bank Loans (1.6%)
a
Value
Transportation (0.1%) - continued
United Airlines, Inc., Term Loan
$ 337,378
1.902%,  (LIBOR 1M +
1.750%), 4/1/2024
d
$ 313,552
Total 1,486,931
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
96,589
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
d
95,703
Core and Main, LP, Term Loan
305,550
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
d
295,430
EnergySolutions, LLC, Term Loan
239,487
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
d
228,112
Pacific Gas & Electric Company,
Term Loan
563,588
5.500%,  (LIBOR 1M +
4.500%), 6/23/2025
d
556,543
Total 1,175,788
Total Bank Loans
(cost $46,974,136) 45,655,006
Shares
Registered Investment
Companies ( 43.3% ) Value
Unaffiliated  (0.8%)
4,342 Health Care Select Sector SPDR
Fund
g
441,408
212,050 Invesco Senior Loan ETF 4,559,075
45,750 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
6,118,148
8,759 ProShares Ultra S&P 500
g
608,926
5,987 SPDR Bloomberg Barclays High
Yield Bond ETF 624,444
34,746 SPDR S&P 500 ETF Trust
g
11,345,959
8,534 SPDR S&P Regional Banking ETF 351,174
Total 24,049,134
Affiliated  (42.5%)
7,147,704 Thrivent Core Emerging Markets
Debt Fund 70,118,975
1,689,139 Thrivent Core Emerging Markets
Equity Fund
h
17,499,480
4,130,276 Thrivent Core International Equity
Fund 34,900,833
9,249,734 Thrivent Core Low Volatility Equity
Fund 107,389,407
2,271,188 Thrivent Global Stock Fund, Class
S 54,826,479
8,793,315 Thrivent High Yield Fund, Class S 39,481,984
13,378,233 Thrivent Income Fund, Class S 133,514,770
13,184,695 Thrivent International Allocation
Fund, Class S 121,167,349
14,466,170 Thrivent Large Cap Growth Fund,
Class S 235,798,573
8,926,945 Thrivent Large Cap Value Fund,
Class S 183,805,794
5,440,778 Thrivent Limited Maturity Bond
Fund, Class S 68,880,246

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
102
Shares
Registered Investment
Companies (43.3%) Value
Affiliated  (42.5%)- continued
4,250,886 Thrivent Mid Cap Stock Fund,
Class S $ 119,194,841
1,285,073 Thrivent Small Cap Stock Fund,
Class S 29,595,229
Total 1,216,173,960
Total Registered Investment
Companies (cost $959,530,565) 1,240,223,094
Principal
Amount Long-Term Fixed Income ( 31.6% ) Value
Asset-Backed Securities (1.2%)
Access Group, Inc.
$ 58,289
0.649%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
d,i
57,087
Aimco CLO 10, Ltd.
800,000
1.536%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
d,i
790,097
Aimco CLO 11, Ltd.
1,350,000
1.605%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
d,i
1,340,131
Ares CLO, Ltd.
1,000,000
1.618%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
d,i
985,332
Ares XXXIIR CLO, Ltd.
1,025,000
2.220%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
d,i
1,020,231
Benefit Street Partners CLO IV, Ltd.
1,300,000
1.468%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
d,i
1,292,096
800,000
1.968%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
d,i
787,347
Buttermilk Park CLO, Ltd.
1,750,000
1.637%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
d,i
1,720,491
Carlyle Global Market Strategies
CLO, Ltd.
1,150,000
1.687%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
d,i
1,116,634
Carvana Auto Receivables Trust
250,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
i
252,016
CIFC Funding, Ltd.
500,000
1.805%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
d,i
498,292
Colony American Finance Trust
1,268,258
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
1,347,399
Commonbond Student Loan Trust
92,553
0.649%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
d,i
91,246
Principal
Amount Long-Term Fixed Income (31.6%) Value
Asset-Backed Securities (1.2%) - continued
CoreVest American Finance Trust
$ 1,775,147
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
$ 1,871,718
Deephaven Residential Mortgage
Trust
476,961
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
d,i
480,196
Dryden Senior Loan Fund
950,000
1.618%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
d,i
936,624
Earnest Student Loan Program,
LLC
129,188
3.020%,  5/25/2034, Ser.
2016-B, Class A2
i
130,059
ECMC Group Student Loan Trust
868,090
1.299%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
d,i
868,090
Flatiron CLO, Ltd.
475,000
1.970%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
c,d,i
474,903
Galaxy XX CLO, Ltd.
650,000
1.218%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
d,i
636,456
Golub Capital Partners, Ltd.
890,000
1.368%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
d,i
883,521
769,000
1.418%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
d,i
760,908
Harley Marine Financing, LLC
2,143,587
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
1,917,706
Home Partners of America Trust
1,423,131
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
1,480,056
1,633,535
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
1,699,643
Laurel Road Prime Student Loan
Trust
1,041,568
5.600%,  11/25/2043, Ser.
2018-D, Class A
d,i
1,076,895
Madison Park Funding XIV, Ltd.
750,000
1.616%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
d,i
736,956
Magnetite XII, Ltd.
650,000
1.337%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
d,i
641,660
Mountain View CLO, Ltd.
475,000
1.357%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
d,i
464,596
National Collegiate Trust
408,714
0.444%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
d,i
397,300

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
103
Principal
Amount Long-Term Fixed Income (31.6%) Value
Asset-Backed Securities (1.2%) - continued
Neuberger Berman CLO XIV, Ltd.
$ 1,000,000
1.252%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
d,i
$ 989,874
Neuberger Berman CLO, Ltd.
400,000
1.246%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
d,i
395,867
Octagon Investment Partners XVI,
Ltd.
200,000
1.618%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
d,i
195,616
OneMain Financial Issuance Trust
1,070,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
i
1,126,017
OZLM VIII, Ltd.
1,498,209
1.388%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
d,i
1,481,433
Palmer Square Loan Funding, Ltd.
550,000
1.868%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
d,i
544,190
PPM CLO 3, Ltd.
500,000
1.618%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
d,i
494,552
Pretium Mortgage Credit Partners,
LLC
801,063
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
i,j
800,984
Shackleton CLO, Ltd.
450,000
1.407%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
d,i
442,656
SLM Student Loan Trust
145,156
0.549%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
d
139,844
THL Credit Wind River CLO, Ltd.
375,000
1.652%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
d,i
373,416
Upstart Securitization Trust
750,000
1.702%,  11/20/2030, Ser.
2020-3, Class A
i
750,365
Voya CLO, Ltd.
499,220
1.437%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
d,i
492,516
Whitebox CLO II, Ltd.
500,000
2.492%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
d,i
497,054
Total 35,480,070
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
700,000 2.700%,  5/15/2040 731,618
Alcoa Nederland Holding BV
250,000 5.500%,  12/15/2027
i
263,125
Principal
Amount Long-Term Fixed Income (31.6%) Value
Basic Materials (0.4%) - continued
Anglo American Capital plc
$ 300,000 4.875%,  5/14/2025
i
$ 341,427
BWAY Holding Company
220,000 5.500%,  4/15/2024
i
220,084
Cleveland-Cliffs, Inc.
185,000 5.750%,  3/1/2025 178,756
150,000 9.875%,  10/17/2025
i
171,562
DowDuPont, Inc.
600,000 4.493%,  11/15/2025 692,558
EI du Pont de Nemours &
Company
450,000 2.300%,  7/15/2030 470,101
First Quantum Minerals, Ltd.
320,000 7.500%,  4/1/2025
i
321,400
Freeport-McMoRan, Inc.
230,000 4.125%,  3/1/2028 234,744
240,000 4.250%,  3/1/2030 252,149
Glencore Funding, LLC
152,000 4.125%,  5/30/2023
i
162,641
200,000 4.000%,  3/27/2027
i
217,653
Ingevity Corporation
290,000 3.875%,  11/1/2028
i
294,408
International Paper Company
390,000 4.350%,  8/15/2048 480,468
Kinross Gold Corporation
154,000 5.950%,  3/15/2024 174,696
460,000 4.500%,  7/15/2027 523,718
Krayton Polymers, LLC
270,000 7.000%,  4/15/2025
i
278,437
Methanex Corporation
360,000 5.250%,  12/15/2029 364,761
Norbord, Inc.
320,000 5.750%,  7/15/2027
i
336,000
Novelis Corporation
355,000 5.875%,  9/30/2026
i
366,317
100,000 4.750%,  1/30/2030
i
101,412
OCI NV
270,000 4.625%,  10/15/2025
i
273,429
Olin Corporation
360,000 5.125%,  9/15/2027 365,400
Peabody Securities Finance
Corporation
295,000 6.375%,  3/31/2025
i
86,288
Sherwin-Williams Company
153,000 3.125%,  6/1/2024 165,677
Steel Dynamics, Inc.
600,000 1.650%,  10/15/2027 595,127
Syngenta Finance NV
475,000 3.933%,  4/23/2021
i
481,095
Teck Resources, Ltd.
581,000 6.125%,  10/1/2035 672,443
Tronox Finance plc
160,000 5.750%,  10/1/2025
i
159,600
Vale Overseas, Ltd.
225,000 6.250%,  8/10/2026 268,470
132,000 6.875%,  11/21/2036 177,211
WestRock Company
245,000 3.750%,  3/15/2025 272,456
Total 10,695,231

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
104
Principal
Amount Long-Term Fixed Income (31.6%) Value
Capital Goods (0.6%)
AECOM
$ 540,000 5.125%,  3/15/2027 $ 590,598
Amsted Industries, Inc.
390,000 5.625%,  7/1/2027
i
410,475
Ardagh Packaging Finance plc
132,000 6.000%,  2/15/2025
i
136,455
330,000 5.250%,  8/15/2027
i
339,804
BAE Systems plc
725,000 1.900%,  2/15/2031
i
719,681
Berry Global, Inc.
230,000 4.875%,  7/15/2026
i
240,925
Boeing Company
600,000 5.040%,  5/1/2027 658,961
600,000 5.705%,  5/1/2040 690,073
Carrier Global Corporation
650,000 2.700%,  2/15/2031
i
679,345
Cintas Corporation No. 2
230,000 3.700%,  4/1/2027 262,399
Clean Harbors, Inc.
240,000 4.875%,  7/15/2027
i
250,800
CNH Industrial Capital, LLC
336,000 4.875%,  4/1/2021 341,182
CNH Industrial NV
210,000 3.850%,  11/15/2027 227,744
Covanta Holding Corporation
270,000 6.000%,  1/1/2027 281,189
65,000 5.000%,  9/1/2030 66,462
Crown Cork & Seal Company, Inc.
450,000 7.375%,  12/15/2026 539,149
Emerson Electric Company
700,000 1.800%,  10/15/2027 726,296
H&E Equipment Services, Inc.
275,000 5.625%,  9/1/2025 285,313
Howmet Aerospace, Inc.
240,000 6.875%,  5/1/2025 267,000
Ingersoll-Rand Luxembourg
Finance SA
625,000 3.500%,  3/21/2026 703,660
Jeld-Wen, Inc.
180,000 6.250%,  5/15/2025
i
192,150
60,000 4.625%,  12/15/2025
i
60,750
L3Harris Technologies, Inc.
507,000 3.950%,  5/28/2024 555,052
Lockheed Martin Corporation
312,000 3.600%,  3/1/2035 370,604
304,000 4.500%,  5/15/2036 385,662
78,000 6.150%,  9/1/2036 113,622
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 632,845
Owens-Brockway Glass Container,
Inc.
100,000 5.875%,  8/15/2023
i
105,213
Republic Services, Inc.
235,000 2.900%,  7/1/2026 257,848
Reynolds Group Issuer, Inc.
47,000 5.125%,  7/15/2023
i
47,588
Roper Technologies, Inc.
130,000 3.650%,  9/15/2023 140,765
335,000 1.400%,  9/15/2027 334,823
192,000 4.200%,  9/15/2028 227,375
Principal
Amount Long-Term Fixed Income (31.6%) Value
Capital Goods (0.6%) - continued
$ 335,000 1.750%,  2/15/2031 $ 329,989
Siemens
Financieringsmaatschappij NV
386,000 4.200%,  3/16/2047
i
493,889
SRM Escrow Issuer, LLC
310,000 6.000%,  11/1/2028
c,i
310,000
Standard Industries, Inc.
460,000 4.375%,  7/15/2030
i
473,800
Textron, Inc.
510,000 3.375%,  3/1/2028 549,605
TransDigm, Inc.
175,000 6.250%,  3/15/2026
i
182,438
470,000 5.500%,  11/15/2027 458,227
United Rentals North America, Inc.
200,000 5.875%,  9/15/2026 210,475
640,000 4.000%,  7/15/2030 652,864
United Technologies Corporation
375,000 4.450%,  11/16/2038 457,471
400,000 3.750%,  11/1/2046 455,974
WESCO Distribution, Inc.
100,000 7.250%,  6/15/2028
i
109,469
Total 16,526,009
Collateralized Mortgage Obligations (1.5%)
Ajax Mortgage Loan Trust
905,817
4.360%,  9/25/2065, Ser.
2018-C, Class A
d,i
920,097
Alternative Loan Trust
151,762
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 124,268
Angel Oak Mortgage Trust I, LLC
376,096
3.500%,  7/25/2046, Ser.
2016-1, Class A1
i
390,481
962,582
3.674%,  7/27/2048, Ser.
2018-2, Class A1
d,i
974,457
Bellemeade Re, Ltd.
168,014
1.749%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
d,i
166,359
448,573
1.249%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
d,i
447,714
910,185
2.799%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
d,i
911,774
BRAVO Residential Funding Trust
480,300
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
495,221
Business Jet Securities, LLC
900,000
2.981%,  11/15/2035, Ser.
2020-1A, Class A
i
905,445
CHL Mortgage Pass-Through Trust
2,186,618
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,731,540
CIM Trust
1,205,260
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
d,i
1,281,227
Citicorp Mortgage Securities, Inc.
764,204
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 742,574

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
105
Principal
Amount Long-Term Fixed Income (31.6%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 180,435
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 $ 183,774
Countrywide Alternative Loan Trust
182,767
2.714%,  10/25/2035, Ser.
2005-43, Class 4A1
d
175,106
291,363
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 216,834
680,375
7.000%,  10/25/2037, Ser.
2007-24, Class A10 377,337
Countrywide Home Loans, Inc.
217,870
5.750%,  4/25/2037, Ser.
2007-3, Class A27 160,522
Credit Suisse Mortgage Capital
Certificates
520,053
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
i,j
520,011
Credit Suisse Mortgage Trust
654,067
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
i
653,973
1,187,534
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
d,i
1,272,598
2,349,298
3.503%,  2/25/2060, Ser.
2020-RPL2, Class A12
d,i
2,349,527
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
90,259
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 79,380
Ellington Financial Mortgage Trust
554,061
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
d,i
567,701
Federal Home Loan Mortgage
Corporation - REMIC
10,371,694
2.000%,  11/25/2050, Ser.
5038, Class NI
k
1,156,814
430,989
4.000%,  7/15/2031, Ser.
4104, Class KI
k
25,081
453,985
3.000%,  2/15/2033, Ser.
4170, Class IG
k
44,092
1,272,032
3.000%,  3/15/2033, Ser.
4180, Class PI
k
131,111
Federal National Mortgage
Association - REMIC
1,940,098
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
116,022
FWD Securitization Trust
1,855,994
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
d,i
1,897,389
Galton Funding Mortgage Trust
2017-1
428,470
4.500%,  10/25/2058, Ser.
2018-2, Class A41
d,i
437,376
GCAT Trust
129,273
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
i,j
131,270
GS Mortgage-Backed Securities
Trust
914,181
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
d,i
929,467
GSR Mortgage Loan Trust
1,474,953
3.356%,  9/25/2034, Ser.
2004-11, Class 2A2
d
1,508,555
Principal
Amount Long-Term Fixed Income (31.6%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
Legacy Mortgage Asset Trust
$ 623,781
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
i,j
$ 632,326
MASTR Alternative Loans Trust
360,534
0.599%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
d
60,120
Merrill Lynch Alternative Note
Asset Trust
181,306
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 119,276
MFA NQM1 Trust
422,399
1.787%,  8/25/2049, Ser.
2020-NQM1, Class A2
d,i
424,445
MFRA Trust
582,143
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
i,j
584,372
New Residential Mortgage Loan
Trust
796,386
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
i,j
797,471
New York Mortgage Trust
950,000
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
d,i
949,367
Preston Ridge Partners Mortgage
Trust, LLC
786,255
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
d,i
790,325
1,219,952
2.857%,  9/25/2025, Ser.
2020-3A1, Class A1
i,j
1,219,972
RCO Mortgage, LLC
1,379,270
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,j
1,379,245
386,577
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
d,i
392,093
871,159
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
d,i
871,315
Residential Accredit Loans, Inc.
Trust
320,510
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 319,677
Silver Hill Trust
475,076
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
d,i
489,584
Starwood Mortgage Residential
Trust
346,462
2.718%,  4/25/2060, Ser.
2020-2, Class A1
d,i
347,728
Toorak Mortgage Corporation
1,900,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
1,929,259
3,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 3,570,017
600,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
601,495
Verus Securitization Trust
114,310
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
d,i
114,575
155,363
3.836%,  2/25/2059, Ser.
2019-1, Class A1
d,i
156,683
111,698
3.211%,  5/25/2059, Ser.
2019-2, Class A1
d,i
112,783

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
106
Principal
Amount Long-Term Fixed Income (31.6%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
$ 271,149
3.345%,  5/25/2059, Ser.
2019-2, Class A2
d,i
$ 273,681
881,970
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
d,i
901,676
616,236
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
d,i
626,544
467,032
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
d,i
471,953
2,020,158
3.626%,  4/25/2060, Ser.
2020-3, Class A1
d,i
2,072,728
586,112
2.226%,  5/25/2060, Ser.
2020-2, Class A1
d,i
590,810
WaMu Mortgage Pass Through
Certificates
45,251
3.037%,  9/25/2036, Ser.
2006-AR10, Class 1A2
d
42,900
225,987
3.024%,  10/25/2036, Ser.
2006-AR12, Class 1A1
d
219,891
Total 43,087,408
Commercial Mortgage-Backed Securities (0.2%)
BBCMS Mortgage Trust
5,700,000
1.976%,  10/15/2053, Ser.
2020-C8, Class XA
d,k
808,304
BFLD Trust
900,000
1.298%,  (LIBOR 1M +
1.150%), 10/15/2025, Ser.
2020-EYP, Class A
d,i
900,000
325,000
1.848%,  (LIBOR 1M +
1.700%), 10/15/2025, Ser.
2020-EYP, Class B
d,i
325,000
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
714,788
3.000%,  3/15/2045, Ser.
4741, Class GA 739,196
Federal National Mortgage
Association - ACES
8,998,556
1.770%,  12/25/2028, Ser.
2020-M11, Class IO
d,k
1,046,576
GS Mortgage Securities Trust
1,200,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 1,291,490
Morgan Stanley Capital I Trust
5,996,667
1.847%,  7/15/2053, Ser.
2020-HR8, Class XA
d,k
881,178
Total 5,991,744
Communications Services (1.2%)
Altice France SA
150,000 5.500%,  1/15/2028
i
151,969
American Tower Corporation
275,000 2.900%,  1/15/2030 292,962
700,000 2.100%,  6/15/2030 702,183
AT&T, Inc.
306,000 3.500%,  9/15/2053
i
289,731
700,000 2.300%,  6/1/2027 726,309
725,000 4.350%,  3/1/2029 842,585
235,000 4.300%,  2/15/2030 273,888
315,000 5.250%,  3/1/2037 392,266
Principal
Amount Long-Term Fixed Income (31.6%) Value
Communications Services (1.2%) - continued
$ 300,000 4.900%,  8/15/2037 $ 360,691
285,000 5.550%,  8/15/2041 359,313
825,000 3.100%,  2/1/2043 782,976
British Telecommunications plc
625,000 4.500%,  12/4/2023 689,900
Cable One, Inc.
100,000 4.000%,  11/15/2030
c,i
101,500
CCO Holdings, LLC
275,000 5.500%,  5/1/2026
i
286,000
260,000 5.125%,  5/1/2027
i
273,000
650,000 4.750%,  3/1/2030
i
683,702
60,000 4.500%,  8/15/2030
i
62,325
230,000 4.250%,  2/1/2031
i
235,175
CCOH Safari, LLC
200,000 5.750%,  2/15/2026
i
207,332
Charter Communications
Operating, LLC
129,000 6.834%,  10/23/2055 181,566
300,000 4.500%,  2/1/2024 331,909
430,000 4.200%,  3/15/2028 487,398
1,075,000 6.484%,  10/23/2045 1,442,189
Comcast Corporation
575,000 4.950%,  10/15/2058 827,622
370,000 4.049%,  11/1/2052 451,279
355,000 3.950%,  10/15/2025 406,738
575,000 4.250%,  10/15/2030 698,972
130,000 4.400%,  8/15/2035 162,890
410,000 4.750%,  3/1/2044 538,223
250,000 4.600%,  8/15/2045 326,065
Cox Communications, Inc.
420,000 3.350%,  9/15/2026
i
465,776
Crown Castle International
Corporation
234,000 5.250%,  1/15/2023 256,557
312,000 3.200%,  9/1/2024 336,511
CSC Holdings, LLC
310,000 5.500%,  5/15/2026
i
322,012
190,000 4.125%,  12/1/2030
i
193,188
580,000 4.625%,  12/1/2030
i
579,843
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 453,312
Embarq Corporation
270,000 7.995%,  6/1/2036 316,575
Entercom Media Corporation
170,000 6.500%,  5/1/2027
i
147,914
Fox Corporation
420,000 3.500%,  4/8/2030 469,741
Front Range BidCo, Inc.
400,000 4.000%,  3/1/2027
i
392,598
Frontier Communications
Corporation
150,000 5.875%,  10/15/2027
g,i
152,812
GCI, LLC
190,000 4.750%,  10/15/2028
i
196,118
Gray Television, Inc.
295,000 5.875%,  7/15/2026
i
307,048
Hughes Satellite Systems
Corporation
100,000 6.625%,  8/1/2026 108,312
iHeartCommunications, Inc.
360,000 4.750%,  1/15/2028
i
343,800

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
107
Principal
Amount Long-Term Fixed Income (31.6%) Value
Communications Services (1.2%) - continued
Level 3 Financing, Inc.
$ 340,000 4.625%,  9/15/2027
i
$ 346,800
550,000 4.250%,  7/1/2028
i
552,750
Meredith Corporation
270,000 6.500%,  7/1/2025
i
277,425
Netflix, Inc.
590,000 4.875%,  4/15/2028 663,573
Nexstar Escrow Corporation
340,000 5.625%,  7/15/2027
i
354,450
Nielsen Finance, LLC
280,000 5.625%,  10/1/2028
i
289,800
Omnicom Group, Inc.
156,000 3.600%,  4/15/2026 174,892
210,000 4.200%,  6/1/2030 244,431
SBA Communications Corporation
210,000 3.875%,  2/15/2027
i
213,412
SFR Group SA
550,000 7.375%,  5/1/2026
i
574,062
Sirius XM Radio, Inc.
540,000 5.000%,  8/1/2027
i
565,650
200,000 4.125%,  7/1/2030
i
205,602
Sprint Capital Corporation
190,000 6.875%,  11/15/2028 240,113
140,000 8.750%,  3/15/2032 209,504
Sprint Corporation
390,000 7.250%,  9/15/2021 406,216
180,000 7.125%,  6/15/2024 207,036
645,000 7.625%,  2/15/2025 761,100
Telefonica Emisiones SAU
475,000 4.570%,  4/27/2023 520,382
Telesat Canada / Telesat, LLC
220,000 4.875%,  6/1/2027
i
223,850
Time Warner Entertainment
Company, LP
379,000 8.375%,  3/15/2023 443,625
T-Mobile USA, Inc.
350,000 4.500%,  2/1/2026 358,750
725,000 3.750%,  4/15/2027
i
807,918
600,000 4.375%,  4/15/2040
i
692,994
Univision Communications, Inc.
350,000 6.625%,  6/1/2027
i
353,938
VeriSign, Inc.
350,000 4.750%,  7/15/2027 371,000
Verizon Communications, Inc.
298,000 3.376%,  2/15/2025 330,710
150,000
1.380%,  (LIBOR 3M +
1.100%), 5/15/2025
d
153,661
1,192,000 4.272%,  1/15/2036 1,452,719
Viacom, Inc.
228,000 5.850%,  9/1/2043 285,969
ViaSat, Inc.
140,000 5.625%,  9/15/2025
i
140,833
Virgin Media Secured Finance plc
410,000 5.500%,  8/15/2026
i
426,544
Vodafone Group plc
400,000 4.875%,  6/19/2049 494,774
VTR Finance NV
130,000 6.375%,  7/15/2028
i
138,450
Walt Disney Company
775,000 2.200%,  1/13/2028 809,226
Principal
Amount Long-Term Fixed Income (31.6%) Value
Communications Services (1.2%) - continued
$ 500,000 2.650%,  1/13/2031 $ 536,385
425,000 3.500%,  5/13/2040 473,744
Ziggo BV
385,000 5.500%,  1/15/2027
i
399,438
Total 34,312,501
Consumer Cyclical (1.0%)
1011778 B.C., ULC
620,000 4.375%,  1/15/2028
i
627,750
Allied Universal Holdco, LLC
210,000 6.625%,  7/15/2026
i
219,712
Allison Transmission, Inc.
410,000 5.000%,  10/1/2024
i
413,669
Amazon.com, Inc.
700,000 1.500%,  6/3/2030 704,540
390,000 3.875%,  8/22/2037 476,679
234,000 4.050%,  8/22/2047 298,840
American Axle & Manufacturing,
Inc.
140,000 6.500%,  4/1/2027 141,050
American Honda Finance
Corporation
400,000 2.150%,  9/10/2024 420,669
Brookfield Property REIT, Inc.
110,000 5.750%,  5/15/2026
i
91,300
Brookfield Residential Properties,
Inc.
560,000 6.250%,  9/15/2027
i
573,832
Carnival Corporation
140,000 11.500%,  4/1/2023
i
154,700
140,000 10.500%,  2/1/2026
i
152,250
Cedar Fair, LP
230,000 5.250%,  7/15/2029 208,725
Colt Merger Sub, Inc.
420,000 6.250%,  7/1/2025
i
431,233
CVS Health Corporation
700,000 3.625%,  4/1/2027 783,199
D.R. Horton, Inc.
365,000 2.550%,  12/1/2020 365,545
700,000 2.600%,  10/15/2025 746,739
Dana, Inc.
260,000 5.625%,  6/15/2028
g
272,922
Ford Motor Company
120,000 9.000%,  4/22/2025 141,150
70,000 9.625%,  4/22/2030 93,975
240,000 7.450%,  7/16/2031 285,900
Ford Motor Credit Company, LLC
670,000 4.063%,  11/1/2024 671,876
360,000 4.134%,  8/4/2025 357,592
Gap, Inc.
140,000 8.625%,  5/15/2025
i
153,650
General Motors Company
700,000 6.125%,  10/1/2025 820,337
700,000 6.800%,  10/1/2027 858,552
General Motors Financial
Company, Inc.
400,000 3.150%,  6/30/2022 411,484
152,000 3.950%,  4/13/2024 162,345
Hanesbrands, Inc.
400,000 4.875%,  5/15/2026
i
432,612

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
108
Principal
Amount Long-Term Fixed Income (31.6%) Value
Consumer Cyclical (1.0%) - continued
Herc Holdings, Inc.
$ 160,000 5.500%,  7/15/2027
g,i
$ 164,500
Hilton Domestic Operating
Company, Inc.
60,000 5.125%,  5/1/2026 60,750
530,000 4.875%,  1/15/2030 545,237
Home Depot, Inc.
375,000 5.400%,  9/15/2040 528,143
228,000 4.250%,  4/1/2046 289,595
965,000 3.900%,  6/15/2047 1,164,794
Hyundai Capital America
335,000 1.250%,  9/18/2023
i
335,816
International Game Technology plc
280,000 5.250%,  1/15/2029
i
277,200
KB Home
220,000 4.800%,  11/15/2029 237,600
L Brands, Inc.
240,000 6.625%,  10/1/2030
i
252,000
Landry's, Inc.
220,000 6.750%,  10/15/2024
i
186,289
Lennar Corporation
350,000 4.125%,  1/15/2022 358,313
620,000 4.875%,  12/15/2023 671,615
200,000 4.500%,  4/30/2024 215,525
Mastercard, Inc.
560,000 3.300%,  3/26/2027 633,309
275,000 3.950%,  2/26/2048 342,227
Mattamy Group Corporation
460,000 5.250%,  12/15/2027
i
486,450
McDonald's Corporation
700,000 2.125%,  3/1/2030 725,299
470,000 4.450%,  3/1/2047 575,126
MGM Resorts International
400,000 6.000%,  3/15/2023 415,000
Norwegian Cruise Line Holdings,
Ltd.
130,000 10.250%,  2/1/2026
i
133,575
Prime Security Services Borrower,
LLC
550,000 5.750%,  4/15/2026
i
585,750
100,000 3.375%,  8/31/2027
i
96,500
Royal Caribbean Cruises, Ltd.
140,000 9.125%,  6/15/2023
i
145,775
100,000 11.500%,  6/1/2025
i
114,375
Scientific Games International, Inc.
270,000 5.000%,  10/15/2025
i
271,013
ServiceMaster Company, LLC
450,000 5.125%,  11/15/2024
i
461,925
Six Flags Entertainment
Corporation
150,000 5.500%,  4/15/2027
g,i
139,545
Six Flags Theme Parks, Inc.
130,000 7.000%,  7/1/2025
i
137,638
Staples, Inc.
360,000 7.500%,  4/15/2026
i
336,600
Target Corporation
650,000 2.250%,  4/15/2025 693,788
TJX Companies, Inc.
150,000 3.750%,  4/15/2027 172,849
430,000 3.875%,  4/15/2030 508,748
Principal
Amount Long-Term Fixed Income (31.6%) Value
Consumer Cyclical (1.0%) - continued
ViacomCBS, Inc.
$ 775,000 4.200%,  5/19/2032 $ 890,410
Visa, Inc.
315,000 2.700%,  4/15/2040 335,605
Volkswagen Group of America
Finance, LLC
725,000 4.250%,  11/13/2023
i
796,200
Walmart, Inc.
425,000 3.250%,  7/8/2029 490,408
Wyndham Destinations, Inc.
170,000 6.625%,  7/31/2026
i
180,872
Wyndham Hotels & Resorts, Inc.
100,000 4.375%,  8/15/2028
i
99,392
Yum! Brands, Inc.
430,000 4.750%,  1/15/2030
i
461,265
ZF North America Capital, Inc.
130,000 4.750%,  4/29/2025
i
134,550
Total 27,124,398
Consumer Non-Cyclical (1.4%)
Abbott Laboratories
133,000 3.750%,  11/30/2026 154,369
643,000 4.750%,  11/30/2036 854,475
AbbVie, Inc.
400,000 2.800%,  3/15/2023
i
417,547
390,000 3.600%,  5/14/2025 432,235
325,000 2.950%,  11/21/2026
i
354,877
175,000 4.700%,  5/14/2045 213,295
750,000 4.875%,  11/14/2048 944,196
Albertson's Companies, Inc.
560,000 7.500%,  3/15/2026
i
620,480
335,000 3.500%,  3/15/2029
i
324,983
Altria Group, Inc.
400,000 4.400%,  2/14/2026 461,107
1,310,000 5.800%,  2/14/2039 1,651,853
Amgen, Inc.
700,000 3.375%,  2/21/2050 738,119
150,000 3.125%,  5/1/2025 163,725
Anheuser-Busch Companies, LLC
800,000 3.650%,  2/1/2026 896,760
608,000 4.700%,  2/1/2036 744,274
Anheuser-Busch InBev Worldwide,
Inc.
650,000 4.750%,  4/15/2058 780,939
495,000 4.375%,  4/15/2038 577,279
195,000 4.600%,  4/15/2048 231,005
Anthem, Inc.
560,000 3.125%,  5/15/2050 574,650
390,000 4.625%,  5/15/2042 483,534
Aramark Services, Inc.
130,000 6.375%,  5/1/2025
i
136,354
BAT Capital Corporation
312,000 4.540%,  8/15/2047 327,088
Bausch Health Companies, Inc.
70,000 5.000%,  1/30/2028
i
69,187
Baxalta, Inc.
201,000 4.000%,  6/23/2025 226,602
Becton, Dickinson and Company
769,000 3.794%,  5/20/2050 852,726
341,000 3.734%,  12/15/2024 376,043

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
109
Principal
Amount Long-Term Fixed Income (31.6%) Value
Consumer Non-Cyclical (1.4%) - continued
$ 325,000 3.700%,  6/6/2027 $ 367,829
Bunge, Ltd. Finance Corporation
114,000 3.500%,  11/24/2020 114,202
Campbell Soup Company
200,000 2.375%,  4/24/2030 206,194
Cargill, Inc.
400,000 3.250%,  5/23/2029
i
443,137
Centene Corporation
130,000 4.750%,  1/15/2025 133,575
190,000 4.250%,  12/15/2027 199,975
210,000 4.625%,  12/15/2029 228,634
400,000 3.000%,  10/15/2030 415,381
Central Garden & Pet Company
230,000 4.125%,  10/15/2030 232,588
Cigna Corporation
605,000 4.800%,  8/15/2038 749,463
Clorox Company
505,000 3.100%,  10/1/2027 563,447
Conagra Brands, Inc.
380,000 4.300%,  5/1/2024 424,155
Constellation Brands, Inc.
360,000 3.600%,  2/15/2028 404,997
275,000 2.875%,  5/1/2030 295,760
CVS Health Corporation
112,000 4.100%,  3/25/2025 126,340
935,000 4.875%,  7/20/2035 1,168,944
DaVita, Inc.
320,000 4.625%,  6/1/2030
i
325,486
DENTSPLY SIRONA, Inc.
840,000 3.250%,  6/1/2030 909,771
Edgewell Personal Care Company
130,000 5.500%,  6/1/2028
i
136,627
Encompass Health Corporation
400,000 4.500%,  2/1/2028 409,648
Energizer Holdings, Inc.
430,000 4.750%,  6/15/2028
i
442,522
Express Scripts Holding Company
690,000 4.800%,  7/15/2046 737,797
General Mills, Inc.
375,000 2.875%,  4/15/2030 405,868
Gilead Sciences, Inc.
1,175,000 2.600%,  10/1/2040 1,130,645
H. J. Heinz Company
70,000 5.200%,  7/15/2045 77,275
HCA, Inc.
890,000 5.375%,  2/1/2025 985,524
HLF Financing SARL, LLC
190,000 7.250%,  8/15/2026
i
195,580
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
i
439,052
JBS Investments II GmbH
200,000 5.750%,  1/15/2028
i
210,125
JBS USA, LLC
55,000 5.750%,  6/15/2025
i
56,540
170,000 5.500%,  1/15/2030
i
184,875
Kash N Karry Food Stores, Inc.
190,000 5.625%,  10/15/2028
i
193,572
Kellogg Company
775,000 2.100%,  6/1/2030 791,137
Principal
Amount Long-Term Fixed Income (31.6%) Value
Consumer Non-Cyclical (1.4%) - continued
Keurig Dr. Pepper, Inc.
$ 600,000 3.200%,  5/1/2030 $ 668,416
Kimberly-Clark Corporation
420,000 3.100%,  3/26/2030 478,687
390,000 3.900%,  5/4/2047 490,296
Kraft Foods Group, Inc.
320,000 5.000%,  6/4/2042 350,527
Kraft Heinz Foods Company
500,000 4.625%,  1/30/2029 557,270
480,000 3.750%,  4/1/2030
i
503,742
120,000 4.250%,  3/1/2031
i
130,055
Medtronic, Inc.
23,000 4.625%,  3/15/2045 31,104
Molina Healthcare, Inc.
230,000 4.375%,  6/15/2028
i
235,750
Mondelez International, Inc.
225,000 2.750%,  4/13/2030 242,220
MPH Acquisition Holdings, LLC
200,000 5.750%,  11/1/2028
i
196,000
Mylan, Inc.
65,000 3.125%,  1/15/2023
i
68,272
575,000 4.550%,  4/15/2028 666,913
Par Pharmaceutical, Inc.
270,000 7.500%,  4/1/2027
i
286,200
Pilgrim's Pride Corporation
350,000 5.875%,  9/30/2027
i
369,733
Quest Diagnostics, Inc.
775,000 2.800%,  6/30/2031 828,525
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 590,124
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
i
294,567
Scotts Miracle-Gro Company
300,000 4.500%,  10/15/2029 318,750
Simmons Foods, Inc.
185,000 5.750%,  11/1/2024
i
183,381
Smithfield Foods, Inc.
275,000 2.650%,  10/3/2021
i
276,376
Spectrum Brands, Inc.
100,000 5.500%,  7/15/2030
i
107,000
Sysco Corporation
550,000 6.600%,  4/1/2040 751,256
Teleflex, Inc.
320,000 4.625%,  11/15/2027 337,448
Tenet Healthcare Corporation
140,000 4.625%,  7/15/2024 142,366
400,000 5.125%,  11/1/2027
i
411,880
Teva Pharmaceutical Finance
Netherlands III BV
300,000 2.800%,  7/21/2023 284,526
Thermo Fisher Scientific, Inc.
420,000 4.133%,  3/25/2025 477,280
Tyson Foods, Inc.
156,000 3.550%,  6/2/2027 176,344
UnitedHealth Group, Inc.
420,000 2.950%,  10/15/2027 465,560
1,010,000 4.625%,  7/15/2035 1,322,204
VRX Escrow Corporation
1,085,000 6.125%,  4/15/2025
i
1,115,380

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
110
Principal
Amount Long-Term Fixed Income (31.6%) Value
Consumer Non-Cyclical (1.4%) - continued
Zoetis, Inc.
$ 509,000 4.700%,  2/1/2043 $ 666,690
Total 41,339,209
Energy (0.9%)
Antero Resources Corporation
60,000 5.625%,  6/1/2023 50,400
195,000 5.000%,  3/1/2025 146,250
Apache Corporation
130,000 4.875%,  11/15/2027 122,005
210,000 4.375%,  10/15/2028 193,011
160,000 5.100%,  9/1/2040 146,882
Archrock Partners, LP
290,000 6.250%,  4/1/2028
i
279,850
BP Capital Markets America, Inc.
85,000 3.119%,  5/4/2026 92,933
350,000 3.543%,  4/6/2027 388,058
BP Capital Markets plc
588,000 3.279%,  9/19/2027 644,992
Buckeye Partners, LP
335,000 3.950%,  12/1/2026 310,712
125,000 4.125%,  12/1/2027 117,500
Canadian Natural Resources, Ltd.
215,000 3.450%,  11/15/2021 219,541
215,000 2.050%,  7/15/2025 217,401
325,000 2.950%,  7/15/2030 318,202
Canadian Oil Sands, Ltd.
210,000 9.400%,  9/1/2021
i
220,873
Cenovus Energy, Inc.
90,000 5.375%,  7/15/2025 94,837
Cheniere Energy Partners, LP
595,000 5.625%,  10/1/2026 609,875
Comstock Resources, Inc.
160,000 9.750%,  8/15/2026 168,600
ConocoPhillips
390,000 6.500%,  2/1/2039 557,010
Continental Resources, Inc.
165,000 5.000%,  9/15/2022 162,525
150,000 4.500%,  4/15/2023 143,643
Diamondback Energy, Inc.
500,000 3.500%,  12/1/2029 497,101
El Paso Pipeline Partners
Operating Company, LLC
230,000 4.300%,  5/1/2024 252,324
Enagas SA
550,000 5.500%,  1/15/2028
i
505,445
Endeavor Energy Resources, LP
90,000 5.500%,  1/30/2026
i
90,450
250,000 5.750%,  1/30/2028
i
259,375
Energy Transfer Operating, LP
125,000 4.200%,  9/15/2023 131,721
570,000 6.000%,  6/15/2048 581,893
Energy Transfer Partners, LP
215,000 4.900%,  3/15/2035 211,033
175,000 5.150%,  2/1/2043 162,669
EnLink Midstream Partners, LP
210,000 4.850%,  7/15/2026 179,225
280,000 5.600%,  4/1/2044 172,900
Principal
Amount Long-Term Fixed Income (31.6%) Value
Energy (0.9%) - continued
Enterprise Products Operating,
LLC
$ 30,000 5.100%,  2/15/2045 $ 35,034
EOG Resources, Inc.
600,000 4.375%,  4/15/2030 705,219
EQM Midstream Partners, LP
230,000 6.500%,  7/1/2027
i
241,223
110,000 5.500%,  7/15/2028 111,403
100,000 6.500%,  7/15/2048 94,613
EQT Corporation
350,000 3.900%,  10/1/2027 336,112
Equinor ASA
840,000 3.000%,  4/6/2027 919,144
Exxon Mobil Corporation
675,000 3.452%,  4/15/2051 712,637
Harvest Midstream, LP
180,000 7.500%,  9/1/2028
i
178,650
Hess Midstream Operations, LP
170,000 5.625%,  2/15/2026
i
170,000
Kinder Morgan Energy Partners,
LP
380,000 6.500%,  9/1/2039 472,037
Magellan Midstream Partners, LP
215,000 5.000%,  3/1/2026 252,348
Marathon Oil Corporation
575,000 4.400%,  7/15/2027 577,529
Marathon Petroleum Corporation
468,000 4.750%,  12/15/2023 513,969
87,000 6.500%,  3/1/2041 101,273
MPLX, LP
700,000 4.875%,  12/1/2024 783,869
468,000 4.875%,  6/1/2025 528,231
Murphy Oil Corporation
170,000 5.875%,  12/1/2027 134,144
Newfield Exploration Company
80,000 5.625%,  7/1/2024 77,396
327,000 5.375%,  1/1/2026 307,314
Noble Energy, Inc.
600,000 5.050%,  11/15/2044 781,773
Occidental Petroleum Corporation
192,000 2.700%,  8/15/2022 177,552
80,000 3.450%,  7/15/2024 64,800
400,000 2.900%,  8/15/2024 333,000
140,000 3.400%,  4/15/2026 109,505
130,000 8.500%,  7/15/2027 124,150
240,000 3.500%,  8/15/2029 173,150
130,000 6.450%,  9/15/2036 105,300
330,000 4.400%,  4/15/2046 221,833
ONEOK, Inc.
560,000 2.200%,  9/15/2025 551,107
Parsley Energy, LLC
260,000 5.625%,  10/15/2027
i
276,575
Pioneer Natural Resources
Company
150,000 4.450%,  1/15/2026 173,403
Plains All American Pipeline, LP
400,000 4.500%,  12/15/2026 423,957
575,000 3.550%,  12/15/2029 550,727
QEP Resources, Inc.
140,000 5.625%,  3/1/2026 88,900

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
111
Principal
Amount Long-Term Fixed Income (31.6%) Value
Energy (0.9%) - continued
Range Resources Corporation
$ 100,000 9.250%,  2/1/2026
i
$ 106,000
Regency Energy Partners, LP
304,000 5.875%,  3/1/2022 317,710
Sabine Pass Liquefaction, LLC
230,000 6.250%,  3/15/2022 243,069
270,000 5.625%,  4/15/2023 294,864
320,000 5.750%,  5/15/2024 360,346
Schlumberger Holdings
Corporation
365,000 4.000%,  12/21/2025
i
406,775
Southwestern Energy Company
365,000 7.500%,  4/1/2026
g
371,497
Suncor Energy, Inc.
210,000 3.600%,  12/1/2024 227,888
Sunoco Logistics Partners
Operations, LP
250,000 4.000%,  10/1/2027 255,468
Sunoco, LP
200,000 5.875%,  3/15/2028 207,500
Targa Resources Partners, LP
130,000 5.375%,  2/1/2027 130,650
Transocean Guardian, Ltd.
210,600 5.875%,  1/15/2024
i
128,466
USA Compression Partners, LP
100,000 6.875%,  4/1/2026 99,161
W&T Offshore, Inc.
205,000 9.750%,  11/1/2023
i
133,250
Western Gas Partners, LP
312,000 4.000%,  7/1/2022 312,000
Western Midstream Operating, LP
110,000 6.250%,  2/1/2050 101,041
200,000 4.100%,  2/1/2025 188,424
200,000 3.950%,  6/1/2025 185,626
Williams Companies, Inc.
420,000 7.500%,  1/15/2031 539,811
Williams Partners, LP
195,000 4.500%,  11/15/2023 213,225
320,000 6.300%,  4/15/2040 386,351
WPX Energy, Inc.
80,000 5.750%,  6/1/2026 82,160
220,000 4.500%,  1/15/2030 211,200
Total 25,159,595
Financials (2.3%)
ABN AMRO Bank NV
300,000 4.750%,  7/28/2025
i
338,757
ACE INA Holdings, Inc.
225,000 4.350%,  11/3/2045 291,043
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
152,000 4.625%,  7/1/2022 157,602
275,000 3.500%,  1/15/2025 270,991
425,000 3.875%,  1/23/2028 402,797
Aircastle, Ltd.
650,000 5.000%,  4/1/2023 662,621
Ally Financial, Inc.
450,000 5.750%,  11/20/2025 511,383
American International Group, Inc.
228,000 4.125%,  2/15/2024 252,377
Principal
Amount Long-Term Fixed Income (31.6%) Value
Financials (2.3%) - continued
$ 475,000 3.750%,  7/10/2025 $ 532,323
450,000 3.900%,  4/1/2026 512,799
Australia and New Zealand
Banking Group, Ltd.
300,000 2.950%,  7/22/2030
d,i
311,237
AvalonBay Communities, Inc.
175,000 3.500%,  11/15/2025 196,479
Aviation Capital Group, LLC
500,000 2.875%,  1/20/2022
i
499,222
Avolon Holdings Funding, Ltd.
325,000 5.250%,  5/15/2024
i
331,510
Banco Santander Mexico SA
425,000 5.375%,  4/17/2025
i
476,004
Banco Santander SA
600,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
d
603,085
Bank of America Corporation
312,000 4.000%,  4/1/2024 345,205
500,000 4.200%,  8/26/2024 557,228
500,000 4.000%,  1/22/2025 556,216
600,000 3.458%,  3/15/2025
d
649,352
420,000 3.093%,  10/1/2025
d
452,874
325,000 3.824%,  1/20/2028
d
367,017
700,000 2.496%,  2/13/2031
d
725,379
400,000 2.592%,  4/29/2031
d
418,396
600,000 1.922%,  10/24/2031
d
592,384
231,000 5.875%,  2/7/2042 343,691
Barclays Bank plc
78,000 10.179%,  6/12/2021
i
82,136
Barclays plc
600,000 4.610%,  2/15/2023
d
628,491
315,000 3.650%,  3/16/2025 341,182
600,000 3.564%,  9/23/2035
d
594,036
Boston Properties, LP
450,000 4.500%,  12/1/2028 526,383
BPCE SA
588,000 3.500%,  10/23/2027
i
644,973
Camden Property Trust
500,000 3.150%,  7/1/2029 551,788
CANPACK SA / Eastern PA Land
Investment Holding, LLC
250,000 3.125%,  11/1/2025
i
253,125
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 555,852
Cascades USA, Inc.
280,000 5.125%,  1/15/2026
i
292,600
CIT Group, Inc.
430,000 5.000%,  8/15/2022 454,725
100,000 5.250%,  3/7/2025 111,500
Citigroup, Inc.
655,000 4.400%,  6/10/2025 740,747
304,000 3.200%,  10/21/2026 334,311
768,000 3.668%,  7/24/2028
d
859,508
228,000 4.125%,  7/25/2028 260,987
425,000 3.520%,  10/27/2028
d
471,614
324,000 4.650%,  7/23/2048 419,404
CNA Financial Corporation
225,000 3.900%,  5/1/2029 255,254
Comerica, Inc.
130,000 3.700%,  7/31/2023 140,269

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
112
Principal
Amount Long-Term Fixed Income (31.6%) Value
Financials (2.3%) - continued
Commerzbank AG
$ 390,000 8.125%,  9/19/2023
i
$ 447,654
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
432,000 3.950%,  11/9/2022 460,518
686,000 4.625%,  12/1/2023 762,407
Credit Acceptance Corporation
200,000 5.125%,  12/31/2024
i
200,000
Credit Agricole SA
500,000 3.375%,  1/10/2022
i
516,218
525,000 3.250%,  1/14/2030
i
559,904
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
d,i,l
379,298
850,000 2.193%,  6/5/2026
d,i
877,277
350,000 3.869%,  1/12/2029
d,i
389,172
Danske Bank AS
375,000 3.244%,  12/20/2025
d,i
397,446
Deutsche Bank AG
850,000 3.547%,  9/18/2031
d
857,236
Deutsche Bank AG of New York
100,000 3.950%,  2/27/2023 105,328
Discover Bank
275,000 2.450%,  9/12/2024 289,236
480,000 4.682%,  8/9/2028
d
503,722
Duke Realty, LP
300,000 2.875%,  11/15/2029 326,875
ERP Operating, LP
75,000 3.375%,  6/1/2025 82,953
ESH Hospitality, Inc.
200,000 5.250%,  5/1/2025
i
200,000
100,000 4.625%,  10/1/2027
i
98,000
Fidelity National Financial, Inc.
500,000 5.500%,  9/1/2022 540,484
First Horizon National Corporation
840,000 4.000%,  5/26/2025 920,574
GE Capital Funding, LLC
1,825,000 4.400%,  5/15/2030
i
1,988,083
GE Capital International Funding
Company
735,000 4.418%,  11/15/2035 794,584
Goldman Sachs Group, Inc.
550,000
4.165%,  (LIBOR 3M +
3.922%), 12/3/2020
d,l
541,750
312,000 2.908%,  6/5/2023
d
323,288
250,000 3.625%,  2/20/2024 271,706
395,000 4.750%,  10/21/2045 517,674
HCP, Inc.
140,000 3.400%,  2/1/2025 152,828
Healthpeak Properties, Inc.
425,000 2.875%,  1/15/2031 445,337
HSBC Holdings plc
300,000 6.875%,  6/1/2021
d,l
304,431
725,000 3.803%,  3/11/2025
d
784,905
275,000 3.900%,  5/25/2026 307,586
700,000 4.950%,  3/31/2030 850,996
Icahn Enterprises, LP
205,000 6.750%,  2/1/2024 209,162
325,000 6.375%,  12/15/2025 333,128
ING Groep NV
275,000 4.100%,  10/2/2023 301,955
Principal
Amount Long-Term Fixed Income (31.6%) Value
Financials (2.3%) - continued
International Lease Finance
Corporation
$ 150,000 5.875%,  8/15/2022 $ 160,190
J.P. Morgan Chase & Company
280,000 3.625%,  5/13/2024 308,656
500,000 3.875%,  9/10/2024 553,519
550,000 3.125%,  1/23/2025 599,889
800,000 3.900%,  7/15/2025 905,184
250,000 3.300%,  4/1/2026 277,914
575,000 4.203%,  7/23/2029
d
675,975
425,000 2.522%,  4/22/2031
d
447,682
470,000 3.882%,  7/24/2038
d
550,488
Kimco Realty Corporation
624,000 3.300%,  2/1/2025 675,630
Liberty Mutual Group, Inc.
152,000 4.950%,  5/1/2022
i
161,842
Lloyds Banking Group plc
425,000 2.907%,  11/7/2023
d
442,037
1,100,000 3.870%,  7/9/2025
d
1,199,742
MassMutual Global Funding
250,000 2.750%,  6/22/2024
i
268,041
MetLife, Inc.
290,000 4.050%,  3/1/2045 350,038
MGM Growth Properties Operating
Partnership, LP
140,000 4.625%,  6/15/2025
i
142,584
120,000 5.750%,  2/1/2027 129,496
Mitsubishi UFJ Financial Group,
Inc.
825,000 3.455%,  3/2/2023 881,237
390,000 3.287%,  7/25/2027 431,233
850,000 2.048%,  7/17/2030 857,282
Mizuho Financial Group, Inc.
600,000 1.979%,  9/8/2031
d
592,278
Morgan Stanley
152,000
4.047%,  (LIBOR 3M +
3.810%), 1/15/2021
d,l
148,384
355,000 3.125%,  1/23/2023 375,155
275,000 2.188%,  4/28/2026
d
288,021
450,000 4.350%,  9/8/2026 522,239
468,000 3.591%,  7/22/2028
d
526,012
420,000 3.772%,  1/24/2029
d
479,089
840,000 3.622%,  4/1/2031
d
962,749
MPT Operating Partnership, LP
260,000 6.375%,  3/1/2024 266,162
290,000 4.625%,  8/1/2029 303,630
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 333,385
180,000 3.850%,  6/30/2026 206,418
Nationwide Building Society
325,000 3.622%,  4/26/2023
d,i
337,769
Natwest Group plc
790,000 3.032%,  11/28/2035
d
766,237
Outfront Media Cap, LLC
145,000 4.625%,  3/15/2030
i
133,219
Park Aerospace Holdings, Ltd.
325,000 4.500%,  3/15/2023
i
328,234
Prudential Financial, Inc.
375,000 3.700%,  3/13/2051 413,587
Quicken Loans, LLC
160,000 3.625%,  3/1/2029
i
157,600

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
113
Principal
Amount Long-Term Fixed Income (31.6%) Value
Financials (2.3%) - continued
$ 160,000 3.875%,  3/1/2031
i
$ 157,400
Realty Income Corporation
320,000 4.125%,  10/15/2026 370,939
Regency Centers, LP
550,000 4.125%,  3/15/2028 611,740
Reinsurance Group of America,
Inc.
460,000 4.700%,  9/15/2023 508,847
Royal Bank of Scotland Group plc
675,000 6.000%,  12/29/2025
d,l
698,423
475,000 4.445%,  5/8/2030
d
547,426
Service Properties Trust
170,000 4.500%,  6/15/2023 163,625
210,000 4.750%,  10/1/2026 179,550
Societe Generale SA
234,000 4.750%,  11/24/2025
i
257,468
Springleaf Finance Corporation
320,000 6.875%,  3/15/2025 352,000
270,000 7.125%,  3/15/2026 299,392
Sumitomo Mitsui Financial Group,
Inc.
228,000 3.010%,  10/19/2026 250,609
Synchrony Financial
85,000 4.250%,  8/15/2024 92,995
350,000 3.950%,  12/1/2027 381,433
UBS Group Funding Jersey, Ltd.
228,000 4.125%,  9/24/2025
i
259,240
UDR, Inc.
425,000 2.100%,  8/1/2032 418,226
Ventas Realty, LP
340,000 3.100%,  1/15/2023 356,604
VICI Properties, LP / VICI Note
Company, Inc.
100,000 4.250%,  12/1/2026
i
101,685
70,000 3.750%,  2/15/2027
i
70,175
230,000 4.625%,  12/1/2029
i
238,972
70,000 4.125%,  8/15/2030
i
70,875
Voya Financial, Inc.
576,000 3.125%,  7/15/2024 621,302
Wells Fargo & Company
304,000 3.450%,  2/13/2023 322,516
500,000 4.125%,  8/15/2023 545,768
285,000 3.000%,  2/19/2025 307,626
750,000 3.000%,  4/22/2026 816,841
304,000 3.000%,  10/23/2026 331,779
775,000 2.393%,  6/2/2028
d
804,065
550,000 4.900%,  11/17/2045 690,007
Total 64,904,927
Mortgage-Backed Securities (9.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
14,404,558 3.000%,  3/25/2050 15,067,015
8,082,021 3.000%,  4/1/2050 8,453,716
347,790 3.500%,  7/1/2047 368,606
Federal National Mortgage
Association
2,949,959 4.500%,  5/1/2048 3,192,092
5,478,908 3.500%,  10/1/2048 5,790,053
242,092 3.500%,  6/1/2049 256,150
6,252,642 3.500%,  8/1/2049 6,630,304
Principal
Amount Long-Term Fixed Income (31.6%) Value
Mortgage-Backed Securities (9.1%) - continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 12,750,000 1.500%,  11/1/2035
c
$ 13,012,969
12,850,000 2.000%,  11/1/2035
c
13,323,844
17,927,000 2.500%,  11/1/2035
c
18,625,523
29,100,000 2.000%,  12/1/2035
c
30,136,687
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
17,050,000 2.000%,  11/1/2050
c,m
17,578,150
33,000,000 2.500%,  11/1/2050
c,m
34,383,164
48,050,000 2.000%,  12/1/2050
c
49,429,560
32,868,000 2.500%,  12/1/2050
c
34,191,707
9,690,372 4.000%,  7/1/2048 10,347,247
Total 260,786,787
Technology (0.9%)
Apple, Inc.
85,000 3.000%,  2/9/2024 91,221
312,000 3.200%,  5/11/2027 351,191
260,000 3.000%,  6/20/2027 290,615
670,000 3.000%,  11/13/2027 750,510
920,000 3.750%,  9/12/2047 1,110,123
Applied Materials, Inc.
160,000 3.300%,  4/1/2027 180,168
Avnet, Inc.
225,000 3.750%,  12/1/2021 231,009
Baidu, Inc.
560,000 3.425%,  4/7/2030 615,927
Black Knight InfoServ, LLC
190,000 3.625%,  9/1/2028
i
192,375
Broadcom Corporation
143,000 3.875%,  1/15/2027 158,005
380,000 3.500%,  1/15/2028 408,460
Broadcom, Inc.
625,000 4.750%,  4/15/2029 724,516
275,000 5.000%,  4/15/2030 324,369
CDW, LLC
250,000 4.250%,  4/1/2028 258,564
CommScope Technologies
Finance, LLC
536,000 6.000%,  6/15/2025
i
531,380
Diamond 1 Finance Corporation
485,000 6.020%,  6/15/2026
i
574,161
Diamond Sports Group, LLC
160,000 5.375%,  8/15/2026
i
93,200
310,000 6.625%,  8/15/2027
i
128,650
Fiserv, Inc.
400,000 2.250%,  6/1/2027 419,817
580,000 2.650%,  6/1/2030 615,272
Gartner, Inc.
140,000 4.500%,  7/1/2028
i
146,154
140,000 3.750%,  10/1/2030
i
143,164
Hewlett Packard Enterprise
Company
400,000 4.650%,  10/1/2024 451,461
Intel Corporation
475,000 3.100%,  2/15/2060 502,043
Iron Mountain, Inc.
220,000 4.875%,  9/15/2029
i
221,100

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
114
Principal
Amount Long-Term Fixed Income (31.6%) Value
Technology (0.9%) - continued
$ 210,000 5.250%,  7/15/2030
i
$ 215,512
KLA Corporation
840,000 3.300%,  3/1/2050 878,069
Lam Research Corporation
700,000 2.875%,  6/15/2050 715,904
Marvell Technology Group, Ltd.
335,000 4.200%,  6/22/2023 362,414
450,000 4.875%,  6/22/2028 526,264
Micron Technology, Inc.
275,000 2.497%,  4/24/2023 286,108
Microsoft Corporation
540,000 2.675%,  6/1/2060 547,861
475,000 4.200%,  11/3/2035 618,840
1,360,000 3.700%,  8/8/2046 1,663,950
NCR Corporation
530,000 6.125%,  9/1/2029
i
555,175
NVIDIA Corporation
700,000 3.500%,  4/1/2040 808,270
NXP BV/NXP Funding, LLC
575,000 4.875%,  3/1/2024
i
644,132
Open Text Corporation
380,000 4.125%,  2/15/2030
i
394,250
Oracle Corporation
780,000 2.950%,  5/15/2025 849,128
875,000 2.800%,  4/1/2027 952,563
420,000 3.850%,  7/15/2036 488,706
700,000 3.600%,  4/1/2040 777,346
Plantronics, Inc.
350,000 5.500%,  5/31/2023
i
336,875
PTC, Inc.
100,000 3.625%,  2/15/2025
i
101,812
90,000 4.000%,  2/15/2028
i
93,038
Qorvo, Inc.
170,000 3.375%,  4/1/2031
i
172,125
Sensata Technologies BV
240,000 5.000%,  10/1/2025
i
261,995
Sensata Technologies, Inc.
230,000 3.750%,  2/15/2031
i
227,700
Shift4 Payments, LLC
70,000 4.625%,  11/1/2026
i
70,963
SS&C Technologies, Inc.
430,000 5.500%,  9/30/2027
i
457,017
Switch, Ltd.
250,000 3.750%,  9/15/2028
i
250,313
Texas Instruments, Inc.
540,000 4.150%,  5/15/2048 702,736
Tyco Electronics Group SA
78,000 3.450%,  8/1/2024 84,452
156,000 3.125%,  8/15/2027 171,473
Vmware, Inc.
575,000 4.650%,  5/15/2027 665,908
Xerox Holdings Corporation
190,000 5.000%,  8/15/2025
i
187,585
Total 24,581,939
Transportation (0.2%)
Air Canada Pass Through Trust
49,932 3.875%,  3/15/2023
i
43,334
Principal
Amount Long-Term Fixed Income (31.6%) Value
Transportation (0.2%) - continued
Air Lease Corporation
$ 130,000 3.500%,  1/15/2022 $ 133,039
American Airlines, Inc.
70,000 11.750%,  7/15/2025
i
68,075
Burlington Northern Santa Fe, LLC
235,000 5.750%,  5/1/2040 332,010
590,000 5.050%,  3/1/2041 782,543
260,000 4.450%,  3/15/2043 326,133
CSX Corporation
420,000 3.800%,  4/15/2050 491,919
126,000 3.700%,  11/1/2023 136,129
375,000 3.350%,  9/15/2049 407,586
Delta Air Lines, Inc.
300,000 7.000%,  5/1/2025
i
327,375
Mileage Plus Holdings, LLC
200,000 6.500%,  6/20/2027
i
208,250
Penske Truck Leasing Company,
LP
500,000 3.375%,  2/1/2022
i
515,425
Southwest Airlines Company
560,000 4.750%,  5/4/2023 599,847
125,000 5.125%,  6/15/2027 138,973
United Parcel Service, Inc.
560,000 4.450%,  4/1/2030 694,336
XPO Logistics, Inc.
200,000 6.125%,  9/1/2023
i
202,500
334,000 6.750%,  8/15/2024
i
353,439
Total 5,760,913
U.S. Government & Agencies (9.9%)
U.S. Treasury Bonds
2,055,000 2.250%,  11/15/2027 2,281,853
21,400,000 2.875%,  5/15/2028 24,826,508
5,090,000 5.250%,  11/15/2028 6,900,529
10,000,000 1.625%,  8/15/2029 10,707,031
12,500,000 1.500%,  2/15/2030 13,248,047
1,175,000 4.375%,  5/15/2040 1,790,865
560,000 3.000%,  5/15/2042 720,891
15,871,000 2.500%,  5/15/2046 18,923,068
13,950,000 2.875%,  5/15/2049 17,960,625
U.S. Treasury Notes
1,500,000 1.375%,  5/31/2021 1,510,898
1,845,000 1.125%,  8/31/2021 1,860,135
23,940,000 1.500%,  9/30/2021 24,237,380
420,000 1.125%,  2/28/2022 425,512
21,720,000 0.125%,  6/30/2022 21,711,516
3,710,000 1.875%,  7/31/2022 3,821,590
19,860,000 2.000%,  11/30/2022 20,618,714
5,270,000 2.500%,  3/31/2023 5,564,996
1,750,000 0.125%,  10/15/2023 1,746,309
16,750,000 2.500%,  1/31/2024 17,984,004
6,640,000 2.125%,  7/31/2024 7,099,353
10,000,000 1.250%,  8/31/2024 10,369,922
5,740,000 2.250%,  11/15/2024 6,189,110
6,340,000 2.125%,  11/30/2024 6,808,318
750,000 1.375%,  1/31/2025 783,516
4,625,000 0.250%,  8/31/2025 4,598,623
9,100,000 2.625%,  1/31/2026 10,140,812
33,940,000 2.500%,  2/28/2026 37,632,301

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
115
Principal
Amount Long-Term Fixed Income (31.6%) Value
U.S. Government & Agencies (9.9%) -
continued
$ 3,700,000 0.500%,  4/30/2027 $ 3,678,031
Total 284,140,457
Utilities (0.8%)
AES Corporation
275,000 5.125%,  9/1/2027 294,961
Ameren Illinois Company
390,000 4.500%,  3/15/2049 510,561
American Water Capital
Corporation
700,000 2.800%,  5/1/2030 762,193
Appalachian Power Company
155,000 3.300%,  6/1/2027 169,943
Arizona Public Service Company
300,000 3.500%,  12/1/2049 333,658
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 330,096
Calpine Corporation
310,000 4.500%,  2/15/2028
i
315,425
CenterPoint Energy, Inc.
130,000 3.850%,  2/1/2024 142,455
375,000 2.500%,  9/1/2024 397,296
355,000 4.250%,  11/1/2028 418,771
CMS Energy Corporation
228,000 2.950%,  2/15/2027 243,951
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 331,681
Consolidated Edison Company of
New York, Inc.
825,000 4.125%,  5/15/2049 991,812
Consolidated Edison, Inc.
114,000 4.500%,  12/1/2045 142,074
Consumers Energy Company
475,000 4.350%,  4/15/2049 618,548
DTE Electric Company
215,000 3.700%,  3/15/2045 246,964
245,000 3.700%,  6/1/2046 285,091
Duke Energy Carolinas, LLC
585,000 3.700%,  12/1/2047 675,864
Duke Energy Corporation
304,000 3.750%,  9/1/2046 341,758
Duke Energy Florida, LLC
210,000 3.200%,  1/15/2027 234,384
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 354,112
Edison International
525,000 5.750%,  6/15/2027 596,448
Energy Transfer Operating, LP
550,000 5.200%,  2/1/2022 569,270
Exelon Corporation
515,000 4.700%,  4/15/2050 652,391
120,000 5.100%,  6/15/2045 154,903
459,000 4.450%,  4/15/2046 555,357
FirstEnergy Corporation
100,000 2.850%,  7/15/2022 102,639
605,000 4.850%,  7/15/2047 656,466
GFL Environmental, Inc.
230,000 3.750%,  8/1/2025
i
230,000
Principal
Amount Long-Term Fixed Income (31.6%) Value
Utilities (0.8%) - continued
ITC Holdings Corporation
$ 84,000 4.050%,  7/1/2023 $ 90,450
152,000 5.300%,  7/1/2043 196,760
Mississippi Power Company
310,000 3.950%,  3/30/2028 357,079
Monongahela Power Company
210,000 5.400%,  12/15/2043
i
275,971
National Rural Utilities Cooperative
Finance Corporation
250,000 3.900%,  11/1/2028 293,592
525,000 3.700%,  3/15/2029 611,271
NextEra Energy Operating
Partners, LP
520,000 3.875%,  10/15/2026
i
538,379
NiSource Finance Corporation
156,000 3.490%,  5/15/2027 173,194
435,000 5.650%,  2/1/2045 605,465
NiSource, Inc.
600,000 3.600%,  5/1/2030 681,454
Pacific Gas and Electric Company
365,000 3.300%,  12/1/2027 368,943
365,000 3.950%,  12/1/2047 343,828
PG&E Corporation
140,000 5.000%,  7/1/2028 140,353
110,000 5.250%,  7/1/2030 110,000
PPL Capital Funding, Inc.
365,000 5.000%,  3/15/2044 456,574
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 279,835
Public Service Electric & Gas
Company
390,000 3.000%,  5/15/2027 430,671
San Diego Gas and Electric
Company
540,000 4.150%,  5/15/2048 646,734
South Carolina Electric & Gas
Company
685,000 5.100%,  6/1/2065 1,001,403
Southern California Edison
Company
320,000 4.000%,  4/1/2047 343,188
Southern Company
424,000 3.250%,  7/1/2026 471,859
300,000 4.400%,  7/1/2046 358,017
Southern Company Gas Capital
Corporation
390,000 4.400%,  5/30/2047 467,068
Southwestern Electric Power
Company
110,000 3.900%,  4/1/2045 120,376
Suburban Propane Partners, LP
260,000 5.875%,  3/1/2027 267,800
Talen Energy Supply, LLC
260,000 7.625%,  6/1/2028
i
254,475
TerraForm Power Operating, LLC
240,000 5.000%,  1/31/2028
i
263,478
Virginia Electric and Power
Company
375,000 4.600%,  12/1/2048 503,028

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
116
Principal
Amount Long-Term Fixed Income (31.6%) Value
Utilities (0.8%) - continued
Vistra Operations Company, LLC
$ 410,000 5.000%,  7/31/2027
i
$ 428,450
Total 22,738,767
Total Long-Term Fixed Income
(cost $859,008,276) 902,629,955
Shares Common Stock ( 19.8% ) Value
Communications Services (0.7%)
3,043 Activision Blizzard, Inc. 230,446
2,082 Alphabet, Inc., Class A
h
3,364,741
1,344 Alphabet, Inc., Class C
h
2,178,637
14,053 ANGI Homeservices, Inc.
h
148,962
8,034 Cinemark Holdings, Inc.
g
65,798
38,803 Comcast Corporation 1,639,039
3,598 Consolidated Communications
Holdings, Inc.
h
16,803
22,772 Discovery, Inc., Class A
h
460,905
12,435 DISH Network Corporation
h
316,968
4,412 EchoStar Corporation
h
102,182
7,878 Facebook, Inc.
h
2,072,781
51,302 Gannett Company, Inc.
h
58,997
2,450 Hemisphere Media Group, Inc.
h
19,159
16,121 Interpublic Group of Companies,
Inc. 291,629
30,979 Live Nation Entertainment, Inc.
h
1,511,775
574 Match Group, Inc.
h
67,032
8,816 Meredith Corporation 96,976
5,481 News Corporation 71,363
1,810 Omnicom Group, Inc. 85,432
29,451 ORBCOMM, Inc.
h
126,639
46,532 QuinStreet, Inc.
h
744,745
6,106 RingCentral, Inc.
h
1,577,424
3,202 Scholastic Corporation 63,272
5,891 Take-Two Interactive Software,
Inc.
h
912,634
14,061 Twitter, Inc.
h
581,563
7,544 Uber Technologies, Inc.
h
252,045
34,554 Verizon Communications, Inc. 1,969,232
1,581 Walt Disney Company 191,696
8,471 Zillow Group, Inc.
h
756,714
Total 19,975,589
Consumer Discretionary (2.6%)
6,033 Adient plc
h
128,020
2,386 Amazon.com, Inc.
h
7,244,254
5,763 American Eagle Outfitters, Inc.
g
79,011
340 American Public Education, Inc.
h
9,612
31,377 Aptiv plc 3,027,567
6,711 At Home Group, Inc.
h
109,322
1,410 AutoNation, Inc.
h
79,989
974 AutoZone, Inc.
h
1,099,626
5,750 Beazer Homes USA, Inc.
h
70,035
13,494 Bed Bath & Beyond, Inc. 267,181
2,320 Big Lots, Inc. 110,432
7,670 BJ's Restaurants, Inc. 216,371
544 Booking Holdings, Inc.
h
882,640
16,334 Bright Horizons Family Solutions,
Inc.
h
2,581,589
2,468 Brinker International, Inc. 107,457
1,078 Brunswick Corporation 68,679
9,531 Burlington Stores, Inc.
h
1,845,011
11,179 Caesars Entertainment, Inc.
h
501,043
Shares Common Stock (19.8%) Value
Consumer Discretionary (2.6%) - continued
6,804 Camping World Holdings, Inc. $ 179,898
11,767 Capri Holdings, Ltd.
h
249,696
5,158 Carnival Corporation
g
70,716
154 Cavco Industries, Inc.
h
26,510
15,589 Cedar Fair, LP 405,470
2,873 Century Casinos, Inc.
h
13,532
3,310 Century Communities, Inc.
h
128,560
10,183 Chegg, Inc.
h
747,840
19,198 Chewy, Inc.
g,h
1,182,597
60,311 Chico's FAS, Inc. 64,533
4,351 Children's Place, Inc. 109,950
1,539 Chipotle Mexican Grill, Inc.
h
1,849,078
1,574 Choice Hotels International, Inc. 137,489
1,900 Churchill Downs, Inc. 283,385
60,161 Cooper-Standard Holdings, Inc.
h
943,926
2,673 Cracker Barrel Old Country Store,
Inc. 304,241
8,494 Crocs, Inc.
h
444,491
11,128 Culp, Inc. 138,098
7,651 D.R. Horton, Inc. 511,163
3,973 Dana, Inc. 55,582
4,124 Darden Restaurants, Inc. 379,078
9,212 Dave & Buster's Entertainment,
Inc. 158,078
2,305 Deckers Outdoor Corporation
h
584,018
4,264 Denny's Corporation
h
38,205
14,927 Designer Brands, Inc. 64,634
3,205 Dick's Sporting Goods, Inc. 181,563
3,297 Dine Brands Global, Inc. 169,631
5,282 Domino's Pizza, Inc. 1,998,286
602 Dorman Products, Inc.
h
53,741
61,817 Duluth Holdings, Inc.
h
948,273
1,365 Dunkin' Brands Group, Inc. 136,104
1,667 eBay, Inc. 79,399
13,269 Emerald Holding, Inc. 34,765
4,848 Ethan Allen Interiors, Inc. 77,810
12,453 Etsy, Inc.
h
1,514,160
7,429 Express, Inc.
h
4,539
3,994 Extended Stay America, Inc. 45,332
18,501 Five Below, Inc.
h
2,466,923
3,259 Foot Locker, Inc. 120,192
684 Fox Factory Holding Corporation
h
57,511
25,953 Gap, Inc. 504,786
3,251 Genuine Parts Company 293,988
1,286 G-III Apparel Group, Ltd.
h
17,335
17,157 Goodyear Tire & Rubber Company 142,060
2,041 Grand Canyon Education, Inc.
h
159,953
6,675 Groupon, Inc.
h
129,428
5,387 H&R Block, Inc. 92,980
16,471 Harley-Davidson, Inc. 541,566
1,915 Helen of Troy, Ltd.
h
363,084
9,835 Home Depot, Inc. 2,623,093
1,235 Hovnanian Enterprises, Inc.
h
39,224
3,296 Jack in the Box, Inc. 263,878
5,668 KB Home 182,793
11,130 Knoll, Inc. 127,550
23,157 Kohl's Corporation 493,013
14,766 L Brands, Inc. 472,660
8,084 Lear Corporation 976,628
14,103 Leggett & Platt, Inc. 588,518
7,484 Lithia Motors, Inc. 1,718,102
13,748 Lowe's Companies, Inc. 2,173,559
2,663 Lululemon Athletica, Inc.
h
850,269
20,668 Macy's, Inc.
g
128,348

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
117
Shares Common Stock (19.8%) Value
Consumer Discretionary (2.6%) - continued
806 Madison Square Garden Sports
Corporation
h
$ 114,162
7,229 Marcus Corporation 52,989
913 Marriott International, Inc. 84,799
1,093 Marriott Vacations Worldwide
Corporation 105,584
11,441 Mattel, Inc.
h
157,543
5,403 McDonald's Corporation 1,150,839
9 Mercadolibre, Inc.
h
10,926
3,243 Meritage Homes Corporation
h
282,433
14,738 Michaels Companies, Inc.
h
119,525
10,330 Miller Industries, Inc. 309,280
4,115 Modine Manufacturing Company
h
26,336
6,014 Mohawk Industries, Inc.
h
620,585
545 Netflix, Inc.
h
259,278
2,648 NIKE, Inc. 317,972
6,011 Nordstrom, Inc.
g
72,733
16,346 Norwegian Cruise Line Holdings,
Ltd.
g,h
271,834
747 NVR, Inc.
h
2,952,958
1,952 Office Depot, Inc. 38,064
22,742 Ollie's Bargain Outlet Holdings,
Inc.
h
1,980,601
2,906 Overstock.com, Inc.
h
163,027
7,282 Park Hotels & Resorts, Inc. 72,310
23,495 Party City Holdco, Inc.
h
46,755
16,401 Penn National Gaming, Inc.
h
885,326
41,007 Planet Fitness, Inc.
h
2,430,485
58,005 Playa Hotels and Resorts NV
g,h
224,479
2,638 Polaris, Inc. 239,689
1,241 Pool Corporation 434,139
9,813 PulteGroup, Inc. 399,978
2,843 Purple Innovation, Inc.
h
80,656
2,708 PVH Corporation 157,849
17,310 Qurate Retail, Inc. 117,189
1,720 Red Robin Gourmet Burgers, Inc.
h
20,709
26,951 Red Rock Resorts, Inc. 515,303
2,272 RH
h
761,643
1,989 Royal Caribbean Cruises, Ltd. 112,219
17,519 Ruth's Hospitality Group, Inc. 195,862
4,471 Sally Beauty Holdings, Inc.
h
37,422
2,965 Scientific Games Corporation
h
94,524
1,218 SeaWorld Entertainment, Inc.
h
26,820
15,024 Six Flags Entertainment
Corporation 324,819
13,812 Skyline Corporation
h
354,278
5,317 Sleep Number Corporation
h
336,885
10,230 Sony Corporation ADR 855,842
9,430 Standard Motor Products, Inc. 431,894
20,164 Stoneridge, Inc.
h
460,344
272 Strategic Education, Inc. 22,592
26,762 Taylor Morrison Home Corporation
h
578,059
13,184 Tenneco, Inc.
h
113,646
570 Tesla, Inc.
h
221,183
21,621 Texas Roadhouse, Inc. 1,514,119
6,921 Thor Industries, Inc. 585,378
15,664 Toll Brothers, Inc. 662,274
5,875 TopBuild Corporation
h
900,109
5,551 Tri Pointe Homes, Inc.
h
91,203
434 Tupperware Brands Corporation
h
13,766
3,825 Ulta Beauty, Inc.
h
790,895
2,153 Urban Outfitters, Inc.
h
48,098
1,677 Vail Resorts, Inc. 389,131
583 Wayfair, Inc.
h
144,601
578 Whirlpool Corporation 106,907
Shares Common Stock (19.8%) Value
Consumer Discretionary (2.6%) - continued
3,658 Williams-Sonoma, Inc. $ 333,646
6,776 Wingstop, Inc. 788,252
227 Winnebago Industries, Inc. 10,658
1,859 Workhorse Group, Inc.
g,h
28,591
1,533 Wyndham Destinations, Inc. 50,022
1,567 YETI Holdings, Inc.
h
77,535
1,897 Yum! Brands, Inc. 177,047
14,471 Zumiez, Inc.
h
405,188
Total 75,031,438
Consumer Staples (0.6%)
5,512 BJ's Wholesale Club Holdings,
Inc.
h
211,054
9,454 Casey's General Stores, Inc. 1,593,661
27,580 Celsius Holdings, Inc.
h
554,634
15,805 Colgate-Palmolive Company 1,246,856
2,469 Costco Wholesale Corporation 882,964
60,430 Cott Corporation 757,188
3,647 Darling Ingredients, Inc.
h
156,821
40,061 e.l.f. Beauty, Inc.
h
812,036
21,500 Hain Celestial Group, Inc.
h
661,125
4,047 John B. Sanfilippo & Son, Inc. 294,460
3,253 Kimberly-Clark Corporation 431,315
23,805 Lamb Weston Holdings, Inc. 1,510,427
1,891 McCormick & Company, Inc. 341,344
738 Medifast, Inc. 103,682
15,080 Monster Beverage Corporation
h
1,154,676
970 PepsiCo, Inc. 129,291
3,770 Philip Morris International, Inc. 267,745
7,656 Procter & Gamble Company 1,049,638
2,828 Seneca Foods Corporation
h
104,212
1,558 TreeHouse Foods, Inc.
h
60,513
51,055 Turning Point Brands, Inc. 1,913,031
1,193 Vector Group, Ltd. 10,964
17,876 Wal-Mart Stores, Inc. 2,480,295
Total 16,727,932
Energy (0.4%)
1,256 Abraxas Petroleum Corporation
g,h
2,047
14,248 Antero Midstream Corporation 81,641
19,320 Apache Corporation 160,356
45,065 Archrock, Inc. 267,235
25,776 BP plc ADR 399,013
26,350 Centennial Resource
Development, Inc.
g,h
16,329
9,037 ChampionX Corporation
h
78,893
11,247 Chevron Corporation 781,667
23,438 Cimarex Energy Company 594,622
14,278 CNX Resources Corporation
h
138,497
11,100 Continental Resources, Inc.
g
133,533
22,460 Core Laboratories NV 324,547
5,885 Delek US Holdings, Inc. 59,203
106,312 Devon Energy Corporation 949,366
21,633 Diamondback Energy, Inc. 561,593
46,139 EnLink Midstream, LLC 125,037
17,983 Enterprise Products Partners, LP 297,978
9,510 EOG Resources, Inc. 325,622
33,576 EQT Corporation
g
508,341
18,998 Equitrans Midstream Corporation 137,925
2,152 Evolution Petroleum Corporation 4,756
16,956 Exterran Corporation
h
71,724
10,181 Exxon Mobil Corporation 332,104
25,032 Frank's International NV
h
43,806
17,938 Gran Tierra Energy, Inc.
h
3,408

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
118
Shares Common Stock (19.8%) Value
Energy (0.4%) - continued
14,610 Halliburton Company $ 176,197
54,314 Helmerich & Payne, Inc. 807,649
10,213 Liberty Oilfield Services, Inc. 68,223
47,022 Marathon Oil Corporation 186,207
14,157 Marathon Petroleum Corporation 417,632
41,475 McDermott International, Inc.
h
70,508
1,387 Nabors Industries, Ltd. 39,419
8,917 NexTier Oilfield Solutions, Inc.
h
16,853
52,691 Nine Energy Service, Inc.
h
56,379
8,574 Occidental Petroleum Corporation 78,281
36,192 Oceaneering International, Inc.
h
147,663
60,525 Patterson-UTI Energy, Inc. 154,944
24,063 PBF Energy, Inc. 112,374
2,038 PDC Energy, Inc.
h
24,293
5,510 Pioneer Natural Resources
Company 438,376
15,572 Plains GP Holdings, LP 99,505
7,169 ProPetro Holding Corporation
h
28,318
33,313 QEP Resources, Inc. 29,982
14,485 Range Resources Corporation 95,311
6,394 RPC, Inc.
h
15,218
8,039 Schlumberger, Ltd. 120,103
17,174 SEACOR Holdings, Inc.
h
526,040
41,217 SM Energy Company 66,359
30,608 Southwestern Energy Company
h
81,723
16,572 Talos Energy, Inc.
h
109,044
14,949 Targa Resources Corporation 239,931
43,982 TechnipFMC plc 243,220
5,694 Valero Energy Corporation 219,845
95,605 WPX Energy, Inc.
h
440,739
Total 11,509,579
Financials (2.7%)
431 1st Source Corporation 14,434
3,681 Aaron's Holdings Company, Inc. 192,369
14,235 Aflac, Inc. 483,278
14,071 AG Mortgage Investment Trust,
Inc. 36,725
19,198 Air Lease Corporation 522,954
1,541 Alleghany Corporation 842,819
22,243 Ally Financial, Inc. 593,443
2,348 American Express Company 214,232
22,797 American Financial Group, Inc. 1,708,407
1,157 Ameriprise Financial, Inc. 186,080
13,676 Ameris Bancorp 400,707
2,232 Aon plc 410,710
24,586 Apollo Commercial Real Estate
Finance, Inc. 213,898
3,059 Argo Group International Holdings,
Ltd. 109,145
18,265 Arthur J. Gallagher & Company 1,894,263
5,127 Artisan Partners Asset
Management, Inc. 205,388
48,904 Associated Banc-Corp 669,496
46,917 Assured Guaranty, Ltd. 1,197,791
9,367 Bancorp, Inc.
h
89,923
49,562 Bank of America Corporation 1,174,619
1,625 Bank of Marin Bancorp 48,977
14,121 Bank of N.T. Butterfield & Son, Ltd. 373,642
11,123 BankFinancial Corporation 81,754
11,977 Banner Corporation 441,592
3,726 Berkshire Hathaway, Inc.
h
752,279
41,942 Berkshire Hills Bancorp, Inc. 546,504
2,333 BlackRock, Inc. 1,397,957
4,931 Blackstone Mortgage Trust, Inc. 107,003
Shares Common Stock (19.8%) Value
Financials (2.7%) - continued
71,628 Boston Private Financial Holdings,
Inc. $ 442,661
1,156 Bridge Bancorp, Inc. 22,588
35,802 Bridgewater Bancshares, Inc.
h
397,760
6,241 Brighthouse Financial, Inc.
h
206,577
26,355 BrightSphere Investment Group 363,699
22,855 Brookline Bancorp, Inc. 218,951
4,292 Brown & Brown, Inc. 186,745
3,694 Byline Bancorp, Inc. 48,539
13,200 Capital One Financial Corporation 964,656
85 Cboe Global Markets, Inc. 6,910
12,401 Central Pacific Financial
Corporation 170,762
6,349 Charles Schwab Corporation 261,007
6,505 Chubb, Ltd. 845,065
2,055 Cincinnati Financial Corporation 145,371
26,845 Citigroup, Inc. 1,111,920
4,733 Citizens Financial Group, Inc. 128,974
25,085 Columbia Banking System, Inc. 712,665
5,085 Comerica, Inc. 231,418
13,359 Community Trust Bancorp, Inc. 425,083
2,387 Cullen/Frost Bankers, Inc. 167,734
530 Customers Bancorp, Inc.
h
7,325
366 Diamond Hill Investment Group,
Inc. 50,120
11,574 Discover Financial Services 752,426
4,317 East West Bancorp, Inc. 157,484
4,700 Ellington Residential Mortgage
REIT 49,961
2,321 Encore Capital Group, Inc.
g,h
74,110
5,174 Enterprise Financial Services
Corporation 150,615
15,217 Essent Group, Ltd. 606,397
7,449 Evercore, Inc. 592,493
136,490 Everi Holdings, Inc.
h
1,175,179
31,312 F.N.B. Corporation 236,719
2,405 FactSet Research Systems, Inc. 737,133
3,529 FBL Financial Group, Inc. 175,356
1,292 Federal Agricultural Mortgage
Corporation 83,450
11,577 Financial Institutions, Inc. 205,260
4,638 First American Financial
Corporation 206,808
3,827 First Bancorp 92,192
19,892 First BanCorp 129,099
21,386 First Busey Corporation 384,734
697 First Citizens BancShares, Inc. 322,502
3,730 First Commonwealth Financial
Corporation 32,153
34,627 First Financial Bancorp 495,166
7,836 First Financial Corporation 272,066
7,475 First Interstate BancSystem, Inc. 263,868
819 First Merchants Corporation 21,384
551 First Mid-Illinois Bancshares, Inc. 15,296
20,133 First Midwest Bancorp, Inc. 252,669
1,531 First of Long Island Corporation 23,623
2,589 First Republic Bank 326,576
6,221 Flagstar Bancorp, Inc. 182,586
1,434 Flushing Financial Corporation 18,341
67,370 Fulton Financial Corporation 740,396
6,590 Glacier Bancorp, Inc. 235,922
1,382 Goldman Sachs Group, Inc. 261,253
20,492 Granite Point Mortgage Trust, Inc. 138,116
15,969 Great Southern Bancorp, Inc. 653,931
16,928 Great Western Bancorp, Inc. 219,895

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
119
Shares Common Stock (19.8%) Value
Financials (2.7%) - continued
9,400 Hamilton Lane, Inc. $ 655,180
43,814 Hancock Whitney Corporation 1,002,026
5,145 Hanmi Financial Corporation 46,254
12,018 Hanover Insurance Group, Inc. 1,149,642
13,364 Hartford Financial Services Group,
Inc. 514,781
22,957 Heartland Financial USA, Inc. 756,204
62,924 Heritage Commerce Corporation 456,199
13,331 Hometrust Bancshares, Inc. 212,896
38,870 Hope Bancorp, Inc. 313,681
18,433 Horizon Bancorp, Inc. 228,569
1,148 Houlihan Lokey, Inc. 71,980
16,681 Independent Bank Corporation 249,715
15,852 Interactive Brokers Group, Inc. 754,080
1,904 International Bancshares
Corporation 52,703
13,791 Invesco Mortgage Capital. Inc. 37,236
22,331 J.P. Morgan Chase & Company 2,189,331
5,976 James River Group Holdings, Ltd. 279,258
6,530 Julius Baer Group, Ltd. 290,619
14,804 Kemper Corporation 912,815
37,123 KeyCorp 481,857
3,416 Kinsale Capital Group, Inc. 640,398
12,240 Ladder Capital Corporation 91,800
6,351 Lakeland Bancorp, Inc. 70,687
8,437 Lincoln National Corporation 296,139
3,581 Loews Corporation 124,189
578 Markel Corporation
h
539,158
298 MarketAxess Holdings, Inc. 160,577
2,298 Marsh & McLennan Companies,
Inc. 237,751
3,034 Mercantile Bank Corporation 66,323
19,789 Meridian Bancorp, Inc. 246,373
12,382 MetLife, Inc. 468,659
3,992 Midland States Bancorp, Inc. 59,481
21,488 MidWestOne Financial Group, Inc. 432,983
1,750 Moody's Corporation 460,075
19,747 Morgan Stanley 950,818
376 Morningstar, Inc. 71,583
10,187 Mr. Cooper Group, Inc.
h
214,742
4,565 MSCI, Inc. 1,597,020
1,793 Nasdaq, Inc. 216,935
223 National Western Life Group, Inc. 37,827
5,811 New York Community Bancorp,
Inc. 48,289
4,665 Northern Trust Corporation 365,130
7,463 OFG Bancorp 107,393
9,674 Old Second Bancorp, Inc. 82,713
27,758 PacWest Bancorp 534,064
616 Peapack-Gladstone Financial
Corporation 10,398
2,770 Peoples Bancorp, Inc. 62,602
25,737 People's United Financial, Inc. 274,614
43,939 Popular, Inc. 1,854,226
19,799 Premier Financial Corporation 356,184
6,114 Primerica, Inc. 674,007
13,457 Prosight Global, Inc.
h
159,196
10,777 QCR Holdings, Inc. 334,410
36,030 Radian Group, Inc. 646,739
10,754 Raymond James Financial, Inc. 822,036
19,585 Redwood Trust, Inc. 166,473
10,771 Reinsurance Group of America,
Inc. 1,088,086
2,606 S&P Global, Inc. 841,034
1,316 Safety Insurance Group, Inc. 92,120
Shares Common Stock (19.8%) Value
Financials (2.7%) - continued
17,802 Santander Consumer USA
Holdings, Inc. $ 362,093
37,130 Seacoast Banking Corporation of
Florida
h
797,552
18,818 SEI Investments Company 924,905
4,947 Selective Insurance Group, Inc. 257,541
4,828 Signature Bank 389,813
21,099 Simmons First National
Corporation 358,472
2,397 Southside Bancshares, Inc. 64,623
27,949 Starwood Property Trust, Inc. 390,448
4,510 Sterling Bancorp 60,344
3,846 SVB Financial Group
h
1,118,032
64,577 Synovus Financial Corporation 1,679,002
9,179 T. Rowe Price Group, Inc. 1,162,612
1,305 TCF Financial Corporation 35,509
4,121 Territorial Bancorp, Inc. 87,406
2,051 Texas Capital Bancshares, Inc.
h
92,295
7,136 TMX Group, Ltd. 693,407
249 Torchmark Corporation 20,191
1,813 Towne Bank 32,960
16,838 TPG RE Finance Trust, Inc. 131,673
8,261 TriCo Bancshares 238,991
20,865 Triumph Bancorp, Inc.
h
879,042
15,790 Truist Financial Corporation 665,075
26,275 TrustCo Bank Corporation 144,381
18,035 Two Harbors Investment
Corporation 91,257
10,117 United Bankshares, Inc. 265,369
1,135 Univest Financial Corporation 18,001
26,432 Valley National Bancorp 201,940
1,594 Walker & Dunlop, Inc. 100,231
736 Washington Federal, Inc. 15,669
5,943 Washington Trust Bancorp, Inc. 200,695
19,817 Webster Financial Corporation 638,306
41,226 Wells Fargo & Company 884,298
4,587 WesBanco, Inc. 111,418
59,830 Western Alliance Bancorp 2,464,996
28,587 Western Asset Mortgage Capital
Corporation 55,459
536 Westwood Holdings Group, Inc. 5,178
15,505 Wintrust Financial Corporation 763,311
31,299 Zions Bancorporations NA 1,010,019
912 Zurich Insurance Group AG 302,917
Total 76,185,767
Health Care (3.2%)
12,972 Abbott Laboratories 1,363,487
3,463 AbbVie, Inc. 294,701
1,516 Acadia Healthcare Company, Inc.
h
54,045
50,871 ACADIA Pharmaceuticals, Inc.
h
2,362,958
1,149 Acceleron Pharma, Inc.
h
120,162
16,241 ADMA Biologics, Inc.
g,h
32,320
8,185 Adverum Biotechnologies, Inc.
h
89,298
9,094 Agile Therapeutics, Inc.
g,h
24,736
2,482 Agilent Technologies, Inc. 253,387
22,959 Agios Pharmaceuticals, Inc.
h
919,967
10,563 Akebia Therapeutics, Inc.
h
23,450
517 Albireo Pharma, Inc.
h
16,316
3,524 Alexion Pharmaceuticals, Inc.
h
405,753
1,910 Align Technology, Inc.
h
813,813
4,155 Altimmune, Inc.
h
47,575
2,988 AmerisourceBergen Corporation 287,057
6,865 Amgen, Inc. 1,489,293
10,634 AMN Healthcare Services, Inc.
h
694,187

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
120
Shares Common Stock (19.8%) Value
Health Care (3.2%) - continued
7,154 AnaptysBio, Inc.
h
$ 210,757
4,329 Anavex Life Sciences
Corporation
g,h
25,541
2,330 Anthem, Inc. 635,624
4,317 Arena Pharmaceuticals, Inc.
h
370,053
6,260 Argenx SE ADR
h
1,553,294
4,444 Atara Biotherapeutics, Inc.
h
57,372
203 Atrion Corporation 122,033
1,196 AVROBIO, Inc.
h
17,079
16,901 Axonics Modulation Technologies,
Inc.
h
792,488
1,004 Axsome Therapeutics, Inc.
h
66,575
3,221 Becton, Dickinson and Company 744,470
2,201 Biogen, Inc.
h
554,806
21,463 Biohaven Pharmaceutical Holding
Company, Ltd.
h
1,662,524
1,111 Bio-Rad Laboratories, Inc.
h
651,513
8,979 Bio-Techne Corporation 2,266,389
2,137 BioXcel Therapeutics, Inc.
h
97,640
2,801 Bluebird Bio, Inc.
h
144,840
1,659 Bruker Corporation 70,574
3,304 Cantel Medical Corporation 158,063
2,060 Capricor Therapeutics, Inc.
h
7,952
40,181 Catalent, Inc.
h
3,526,686
13,790 Centene Corporation
h
814,989
4,515 Cerner Corporation 316,456
4,171 Charles River Laboratories
International, Inc.
h
949,737
1,867 Chemed Corporation 893,023
4,947 Cigna Holding Company 826,001
9,266 CryoLife, Inc.
h
155,298
8,778 CVS Health Corporation 492,358
8,285 CytomX Therapeutics, Inc.
h
54,847
2,817 Danaher Corporation 646,614
1,113 Deciphera Pharmaceuticals, Inc.
h
64,632
5,348 Dexcom, Inc.
h
1,709,114
12,880 Dynavax Technologies
Corporation
g,h
48,042
3,517 Editas Medicine, Inc.
h
108,816
8,260 Edwards Lifesciences Corporation
h
592,159
5,539 Eli Lilly and Company 722,618
373 Emergent Biosolutions, Inc.
h
33,559
5,078 Gilead Sciences, Inc. 295,286
12,717 GlaxoSmithKline plc ADR 425,002
9,045 Global Blood Therapeutics, Inc.
h
478,300
26,181 Guardant Health, Inc.
h
2,792,465
2,053 Haemonetics Corporation
h
207,538
35,319 Halozyme Therapeutics, Inc.
h
988,932
4,760 HCA Healthcare, Inc. 589,954
834 HealthStream, Inc.
h
15,262
6,518 Hill-Rom Holdings, Inc. 593,594
403 Humana, Inc. 160,910
94 ICU Medical, Inc.
h
16,712
321 IDEXX Laboratories, Inc.
h
136,367
12,665 ImmunoGen, Inc.
h
71,431
13,126 Inovio Pharmaceuticals, Inc.
g,h
129,291
3,281 Insmed, Inc.
h
108,076
9,693 Inspire Medical Systems, Inc.
h
1,157,635
8,055 Insulet Corporation
h
1,790,224
1,560 Intuitive Surgical, Inc.
h
1,040,645
7,436 Invitae Corporation
g,h
291,566
4,148 Iovance Biotherapeutics, Inc.
h
148,001
5,890 IQVIA Holding, Inc.
h
907,001
4,791 Jazz Pharmaceuticals, Inc.
h
690,383
28,288 Johnson & Johnson 3,878,568
Shares Common Stock (19.8%) Value
Health Care (3.2%) - continued
1,982 Laboratory Corporation of America
Holdings
h
$ 395,944
26,345 LHC Group, Inc.
h
5,705,010
3,255 Ligand Pharmaceuticals, Inc.
g,h
268,375
4,417 MacroGenics, Inc.
h
85,734
380 Masimo Corporation
h
85,052
27,218 Medtronic plc 2,737,314
27,041 Merck & Company, Inc. 2,033,754
2,727 Mersana Therapeutics, Inc.
h
49,141
1,620 Mesa Laboratories, Inc. 423,484
945 Mettler-Toledo International, Inc.
h
943,025
430 Mirati Therapeutics, Inc.
h
93,370
4,055 Molina Healthcare, Inc.
h
756,136
4,251 Myovant Sciences, Ltd.
h
58,664
20,567 Natera, Inc.
h
1,383,336
8,146 National Healthcare Corporation 515,642
2,061 Neogen Corporation
h
143,734
2,143 Neurocrine Biosciences, Inc.
h
211,450
14,828 Nevro Corporation
h
2,212,486
1,710 Novo Nordisk AS ADR 109,252
57,620 Optinose, Inc.
h
184,384
2,678 Orthifix Medical, Inc.
h
83,714
1,806 PerkinElmer, Inc. 233,967
15,184 PRA Health Sciences, Inc.
h
1,479,529
12,696 Pulmonx Corporation
h
533,994
1,543 Quest Diagnostics, Inc. 188,462
1,568 Quidel Corporation
h
420,679
1,205 Reata Pharmaceuticals, Inc.
h
140,636
6,041 Repligen Corporation
h
1,006,249
386 Replimune Group, Inc.
h
16,139
9,699 Retrophin, Inc.
h
196,308
3,451 Sage Therapeutics, Inc.
h
253,234
3,867 Sarepta Therapeutics, Inc.
h
525,564
20,981 Silk Road Medical, Inc.
h
1,271,449
9,241 Spectrum Pharmaceuticals, Inc.
h
31,697
539 STERIS plc 95,505
6,234 Stryker Corporation 1,259,330
501 Surmodics, Inc.
h
18,412
13,444 Syneos Health, Inc.
h
713,607
1,469 Syros Pharmaceuticals, Inc.
h
9,798
32,734 Tactile Systems Technology, Inc.
h
1,197,410
609 Teladoc Health, Inc.
h
119,644
6,367 Teleflex, Inc. 2,026,170
4,718 Tenet Healthcare Corporation
h
115,780
4,938 Thermo Fisher Scientific, Inc. 2,336,267
4,159 Tilray, Inc.
g,h
23,748
1,687 U.S. Physical Therapy, Inc. 133,830
869 uniQure B.V.
h
35,134
2,046 United Therapeutics Corporation
h
274,635
7,196 UnitedHealth Group, Inc. 2,195,787
3,340 Universal Health Services, Inc. 365,897
46,614 VBI Vaccines, Inc.
g,h
109,543
11,178 Veeva Systems, Inc.
h
3,018,619
754 Vertex Pharmaceuticals, Inc.
h
157,103
1,299 Viking Therapeutics, Inc.
h
7,313
640 Waters Corporation
h
142,605
482 West Pharmaceutical Services,
Inc. 131,138
2,252 Zimmer Biomet Holdings, Inc. 297,489
17,777 Zoetis, Inc. 2,818,543
10,341 Zymeworks, Inc.
h
404,540
Total 91,154,939
Industrials (3.2%)
1,481 3M Company 236,901

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
121
Shares Common Stock (19.8%) Value
Industrials (3.2%) - continued
20,571 A.O. Smith Corporation $ 1,063,315
1,207 AAR Corporation 23,488
512 Acuity Brands, Inc. 45,640
3,321 AECOM
h
148,914
4,622 Aegion Corporation
h
65,216
18,877 Aerojet Rocketdyne Holdings, Inc.
h
611,992
8,753 Allegion plc 862,170
54,341 Altra Industrial Motion Corporation 2,323,621
5,532 American Airlines Group, Inc.
g
62,401
21,181 AMETEK, Inc. 2,079,974
90,800 Arconic, Inc. 1,566,300
37,748 ASGN, Inc.
h
2,517,037
1,885 Avis Budget Group, Inc.
h
63,468
19,506 AZZ, Inc. 655,207
2,298 Bloom Energy Corporation
h
29,047
4,213 Boeing Company 608,315
6,702 Carlisle Companies, Inc. 830,177
21,915 Carrier Global Corporation 731,742
25,060 CBIZ, Inc.
h
568,110
16,903 Chart Industries, Inc.
h
1,427,458
1,933 Cintas Corporation 608,025
3,503 CRA International, Inc. 143,448
20,577 Crane Company 1,044,283
12,284 CSW Industrials, Inc. 1,050,650
9,893 CSX Corporation 780,953
3,196 Cummins, Inc. 702,768
23,864 Curtiss-Wright Corporation 2,013,167
16,963 Delta Air Lines, Inc. 519,746
3,282 Douglas Dynamics, Inc. 111,949
1,751 Dycom Industries, Inc.
h
113,710
6,508 Eaton Corporation plc 675,465
12,377 EMCOR Group, Inc. 843,988
9,164 Emerson Electric Company 593,736
4,446 Encore Wire Corporation 205,450
6,391 Expeditors International of
Washington, Inc. 564,773
96 Exponent, Inc. 6,681
9,161 Fluor Corporation 103,977
14,974 Forrester Research, Inc.
h
553,140
20,525 Forward Air Corporation 1,292,459
28,193 FuelCell Energy, Inc.
g,h
56,386
4,685 Generac Holdings, Inc.
h
984,553
12,404 General Dynamics Corporation 1,629,017
6,481 Gorman-Rupp Company 201,235
4,084 Heico Corporation 429,024
11,636 Helios Technologies, Inc. 486,850
9,708 Honeywell International, Inc. 1,601,335
8,751 Hubbell, Inc. 1,273,358
3,054 ICF International, Inc. 199,701
18,010 IDEX Corporation 3,068,724
4,106 Illinois Tool Works, Inc. 804,283
1,819 JB Hunt Transport Services, Inc. 221,445
6,671 JetBlue Airways Corporation
h
79,852
24,541 Johnson Controls International plc 1,035,876
3,480 Kansas City Southern 612,967
2,940 L3Harris Technologies, Inc. 473,663
11,881 Landstar System, Inc. 1,481,561
5,935 Lennox International, Inc. 1,612,302
32,964 Lincoln Electric Holdings, Inc. 3,356,394
4,718 Linde Public Limited Company 1,039,564
2,773 Lockheed Martin Corporation 970,910
15,081 Manpower, Inc. 1,023,547
2,111 Masonite International
Corporation
h
185,768
24,451 Mercury Systems, Inc.
h
1,684,185
Shares Common Stock (19.8%) Value
Industrials (3.2%) - continued
84,683 Meritor, Inc.
h
$ 2,061,184
19,402 Middleby Corporation
h
1,931,275
4,608 MSC Industrial Direct Company,
Inc. 320,993
6,979 NAPCO Security Technologies,
Inc.
h
168,333
2,552 Nordson Corporation 493,633
696 Norfolk Southern Corporation 145,547
10,714 Nutrien, Ltd. 435,845
11,545 Old Dominion Freight Line, Inc. 2,197,822
5,288 Otis Worldwide Corporation 324,049
7,846 Parker-Hannifin Corporation 1,634,793
6,665 Quad/Graphics, Inc. 15,130
26,703 Raven Industries, Inc. 585,330
9,716 Raytheon Technologies
Corporation 527,773
25,717 Regal-Beloit Corporation 2,536,982
777 Republic Services, Inc. 68,508
31,686 Ritchie Brothers Auctioneers, Inc. 1,921,122
6,012 Rockwell Automation, Inc. 1,425,565
2,135 Ryder System, Inc. 105,170
11,322 Saia, Inc.
h
1,671,807
3,601 Simpson Manufacturing Company,
Inc. 319,481
4,485 SiteOne Landscape Supply, Inc.
h
535,913
3,175 Snap-On, Inc. 500,158
36,472 Southwest Airlines Company 1,441,738
792 SP Plus Corporation
h
14,597
1,288 Spirit Aerosystems Holdings, Inc. 23,429
2,065 Spirit Airlines, Inc.
h
36,282
1,840 SPX FLOW, Inc.
h
77,924
18,333 Standex International Corporation 1,138,296
48,109 Summit Materials, Inc.
h
851,048
2,759 Sunrun, Inc.
h
143,523
1,836 Teledyne Technologies, Inc.
h
567,599
3,173 Thermon Group Holdings, Inc.
h
32,016
9,448 Timken Company 564,046
10,348 Toro Company 849,571
22,754 Trex Company, Inc.
h
1,582,313
23,508 TriMas Corporation
h
571,950
2,934 UniFirst Corporation 480,619
5,682 Union Pacific Corporation 1,006,794
7,177 United Airlines Holdings, Inc.
h
243,013
184 United Parcel Service, Inc. 28,908
20,314 United Rentals, Inc.
h
3,621,783
8,995 Valmont Industries, Inc. 1,276,840
7,713 Verisk Analytics, Inc. 1,372,683
5,678 Waste Connections, Inc. 563,939
4,087 Watsco, Inc. 916,060
28,309 Willdan Group, Inc.
h
740,847
774 Woodward, Inc. 61,572
4,370 XPO Logistics, Inc.
h
393,300
Total 91,488,464
Information Technology (4.2%)
7,915 Accenture plc 1,716,843
3,444 Adobe, Inc.
h
1,539,812
4,460 ADTRAN, Inc. 47,677
9,830 Advanced Energy Industries, Inc.
h
663,230
8,810 Advanced Micro Devices, Inc.
h
663,305
20,496 Agilysys, Inc.
h
555,032
6,482 Akamai Technologies, Inc.
h
616,568
15,717 Alliance Data Systems Corporation 810,054
27,828 Amphenol Corporation 3,140,112
1,086 Analog Devices, Inc. 128,724

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
122
Shares Common Stock (19.8%) Value
Information Technology (4.2%) - continued
40,200 Anaplan, Inc.
h
$ 2,225,070
4,198 ANSYS, Inc.
h
1,277,745
83,908 Apple, Inc. 9,134,225
2,810 Aspen Technology, Inc.
h
308,566
5,993 Atlassian Corporation plc
h
1,148,379
11,230 Avalara, Inc.
h
1,673,831
5,347 Avnet, Inc. 131,910
8,234 Bandwidth, Inc.
h
1,320,363
15,306 Benchmark Electronics, Inc. 318,824
16,057 Blackline, Inc.
h
1,568,448
1,594 Broadcom, Ltd. 557,310
4,688 Broadridge Financial Solutions,
Inc. 645,069
1,320 CACI International, Inc.
h
275,260
740 Cadence Design Systems, Inc.
h
80,934
20,445 CDK Global, Inc. 881,180
4,086 CDW Corporation 500,944
1,038 Ceridian HCM Holding, Inc.
h
89,496
37,606 Change Healthcare, Inc.
h
532,125
17,290 Ciena Corporation
h
681,053
57,296 Cisco Systems, Inc. 2,056,926
8,311 Cognex Corporation 547,695
10,755 Computer Services, Inc. 645,300
9,058 Coupa Software, Inc.
h
2,424,827
5,212 Cree, Inc.
h
331,483
7,088 CTS Corporation 195,912
13,112 Descartes Systems Group, Inc.
h
704,901
10,866 DocuSign, Inc.
h
2,197,649
36,315 Dolby Laboratories, Inc. 2,726,530
1,778 Domo, Inc.
h
56,487
18,584 Dropbox, Inc.
h
339,344
3,391 DSP Group, Inc.
h
44,659
9,334 DXC Technology Company 171,932
26,732 Elastic NV
h
2,710,892
11,366 Endava plc ADR
h
726,287
1,729 Enphase Energy, Inc.
h
169,598
3,270 EPAM Systems, Inc.
h
1,010,267
5,334 ePlus, Inc.
h
360,098
17,961 Euronet Worldwide, Inc.
h
1,595,655
29,724 Eventbrite, Inc.
h
274,353
5,702 ExlService Holdings, Inc.
h
431,869
2,015 eXp World Holdings, Inc.
h
85,416
2,523 F5 Networks, Inc.
h
335,408
2,181 Fair Isaac Corporation
h
853,752
4,576 First Solar, Inc.
h
398,318
11,502 Five9, Inc.
h
1,745,083
1,103 FLIR Systems, Inc. 38,263
1,398 Gartner, Inc.
h
167,900
12,111 Global Payments, Inc. 1,910,389
3,486 Guidewire Software, Inc.
h
335,039
13,872 Health Catalyst, Inc.
h
478,307
4,589 II-VI, Inc.
g,h
208,662
5,142 Inphi Corporation
h
718,646
821 Intel Corporation 36,354
2,302 InterDigital, Inc. 128,866
3,174 Intuit, Inc. 998,794
2,130 Jack Henry & Associates, Inc. 315,773
11,970 Juniper Networks, Inc. 236,048
58 KLA-Tencor Corporation 11,436
5,511 Lam Research Corporation 1,885,203
36,523 Lattice Semiconductor
Corporation
h
1,274,653
3,567 Littelfuse, Inc. 706,052
26,876 Lumentum Holdings, Inc.
h
2,222,376
2,167 Manhattan Associates, Inc.
h
185,279
Shares Common Stock (19.8%) Value
Information Technology (4.2%) - continued
2,642 ManTech International Corporation $ 171,413
9,111 MasterCard, Inc. 2,629,799
2,449 MaxLinear, Inc.
h
64,752
39,295 Medallia, Inc.
h
1,117,943
383 Microchip Technology, Inc. 40,246
46,465 Microsoft Corporation 9,407,769
2,831 MicroStrategy, Inc.
h
472,975
18,352 MKS Instruments, Inc. 1,989,173
14,134 Monolithic Power Systems, Inc. 4,517,226
1,621 Motorola Solutions, Inc. 256,215
11,060 MTS Systems Corporation 268,537
17,125 National Instruments Corporation 535,670
239 NetApp, Inc. 10,490
7,181 Nice, Ltd. ADR
h
1,639,135
8,572 Nova Measuring Instruments, Ltd.
h
476,860
4,526 Novanta, Inc.
h
492,067
46,595 Nuance Communications, Inc.
h
1,486,846
2,225 NVIDIA Corporation 1,115,526
4,780 Okta, Inc.
h
1,002,987
26,118 Oracle Corporation 1,465,481
6,265 Palo Alto Networks, Inc.
h
1,385,755
58 Paylocity Holding Corporation
h
10,760
3,899 PayPal Holdings, Inc.
h
725,721
6,179 Plexus Corporation
h
429,688
2,354 Progress Software Corporation 85,615
3,844 Proofpoint, Inc.
h
368,025
8,815 Q2 Holdings, Inc.
h
804,281
5,043 QAD, Inc. 210,999
6,259 Qorvo, Inc.
h
797,146
7,578 QUALCOMM, Inc. 934,822
1,020 Qualys, Inc.
h
89,607
4,572 Rogers Corporation
h
554,218
44,944 Sabre Corporation 293,035
16,879 SailPoint Technologies Holdings,
Inc.
h
700,647
798 Salesforce.com, Inc.
h
185,351
676 Samsung Electronics Company,
Ltd. GDR 852,822
6,915 ScanSource, Inc.
h
138,992
2,991 Semtech Corporation
h
164,176
6,353 ServiceNow, Inc.
h
3,161,062
3,398 Silicon Laboratories, Inc.
h
348,159
262 Skyworks Solutions, Inc. 37,018
433 Solaredge Technology, Ltd.
h
111,580
1,791 Square, Inc.
h
277,390
46,257 STMicroelectronics NV ADR 1,412,689
1,527 SYNNEX Corporation 201,014
5,702 Synopsys, Inc.
h
1,219,430
3,847 TE Connectivity, Ltd. 372,697
20,376 Texas Instruments, Inc. 2,946,166
163 Tyler Technologies, Inc.
h
62,654
4,249 VeriSign, Inc.
h
810,284
6,788 Visa, Inc. 1,233,447
2,162 VMware, Inc.
h
278,314
21,827 Workiva, Inc.
h
1,207,251
1,391 Zendesk, Inc.
h
154,318
8,334 Zscaler, Inc.
h
1,131,341
Total 121,088,354
Materials (0.8%)
3,050 AdvanSix, Inc.
h
46,421
735 Air Products and Chemicals, Inc. 203,036
7,133 AptarGroup, Inc. 813,804
3,517 Avery Dennison Corporation 486,718
19,005 Axalta Coating Systems, Ltd.
h
477,216

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
123
Shares Common Stock (19.8%) Value
Materials (0.8%) - continued
382 Balchem Corporation $ 38,181
7,656 Ball Corporation 681,384
4,409 Cabot Corporation 167,586
1,403 Carpenter Technology Corporation 24,524
1,525 Celanese Corporation 173,103
18,529 CF Industries Holdings, Inc. 511,586
15,395 Chemours Company 310,055
26,763 Eastman Chemical Company 2,163,521
5,445 Ecolab, Inc. 999,648
45,872 Element Solutions, Inc.
h
537,620
18,780 Ferroglobe Representation &
Warranty Insurance Trust
e,h
2
1,252 FMC Corporation 128,630
3,367 Ingevity Corporation
h
184,781
10,239 Innospec, Inc. 677,207
92,348 Ivanhoe Mines, Ltd.
h
363,209
74 Kadant, Inc. 8,519
12,535 Kaiser Aluminum Corporation 788,828
1,361 Kraton Performance Polymers,
Inc.
h
38,516
52,946 Louisiana-Pacific Corporation 1,513,197
8,776 Martin Marietta Materials, Inc. 2,337,488
5,699 Materion Corporation 291,732
6,160 Minerals Technologies, Inc. 336,890
19,460 Myers Industries, Inc. 279,056
10,082 Neenah, Inc. 379,386
12,178 Nucor Corporation 581,621
4,560 O-I Glass, Inc. 43,001
8,388 Olin Corporation 138,821
2,335 Olympic Steel, Inc. 26,642
3,815 PPG Industries, Inc. 494,882
8,659 Quaker Chemical Corporation 1,652,051
555 Reliance Steel & Aluminum
Company 60,489
2,535 RPM International, Inc. 214,638
10,849 Ryerson Holding Corporation
h
85,382
2,167 Scotts Miracle-Gro Company 325,158
4,650 Sensient Technologies Corporation 304,250
1,280 Sherwin-Williams Company 880,614
16,748 Steel Dynamics, Inc. 527,227
8,103 UFP Technologies, Inc.
h
300,297
6,045 United States Lime & Minerals, Inc. 560,372
5,467 United States Steel Corporation 52,811
11,625 W. R. Grace & Company 505,571
1,303 Worthington Industries, Inc. 64,121
Total 21,779,792
Real Estate (1.2%)
34,792 Agree Realty Corporation 2,159,539
2,085 Alexandria Real Estate Equities,
Inc. 315,919
29,891 American Campus Communities,
Inc. 1,119,717
960 American Tower Corporation 220,464
6,769 Apartment Investment &
Management Company 215,931
9,983 Armada Hoffler Properties, Inc. 89,947
2,558 Ashford Hospitality Trust, Inc. 3,300
2,522 AvalonBay Communities, Inc. 350,886
383 Bluegreen Vacations Holding
Corporations 3,122
196 Bluerock Residential Growth REIT,
Inc. 1,697
18,218 Camden Property Trust 1,680,428
9,197 CareTrust REIT, Inc. 157,269
Shares Common Stock (19.8%) Value
Real Estate (1.2%) - continued
32,168 CBL & Associates Properties, Inc.
h
$ 4,857
35,531 CBRE Group, Inc.
h
1,790,762
29,320 Cedar Realty Trust, Inc. 27,854
7,852 Colliers International Group, Inc. 556,550
6,063 Colony Credit Real Estate, Inc. 31,770
3,349 Columbia Property Trust, Inc. 35,432
5,679 Community Healthcare Trust, Inc. 262,938
4,549 Corepoint Lodging, Inc. 21,744
1,410 CoreSite Realty Corporation 168,298
2,795 CoStar Group, Inc.
h
2,301,990
40,378 Cushman and Wakefield plc
h
473,230
48 CyrusOne, Inc. 3,410
2,398 Digital Realty Trust, Inc. 346,031
6,867 Diversified Healthcare Trust 19,880
10,834 Douglas Emmett, Inc. 255,682
10,605 Duke Realty Corporation 402,884
4,748 EastGroup Properties, Inc. 631,864
5,357 EPR Properties 127,711
5,743 Equity Lifestyle Properties, Inc. 339,928
47,672 Essential Properties Realty Trust,
Inc. 787,541
878 Essex Property Trust, Inc. 179,630
6,019 Farmland Partners, Inc. 38,762
42,058 First Industrial Realty Trust, Inc. 1,674,329
6,473 FirstService Corporation 868,418
31,965 Four Corners Property Trust, Inc. 809,993
10,627 Gaming and Leisure Properties,
Inc. 386,292
8,516 Getty Realty Corporation 223,801
3,937 Gladstone Commercial
Corporation 63,976
607 Gladstone Land Corporation 8,419
6,068 Global Medical REIT, Inc. 75,425
17,293 Healthcare Realty Trust, Inc. 480,745
51,348 Host Hotels & Resorts, Inc. 538,127
17,802 Industrial Logistics Properties Trust 341,442
1,789 Innovative Industrial Properties,
Inc. 208,651
2,877 Investors Real Estate Trust 193,939
16,058 Iron Mountain, Inc. 418,472
2,803 Jones Lang LaSalle, Inc. 316,347
30,637 Kilroy Realty Corporation 1,442,390
1,805 Lamar Advertising Company 111,838
9,600 Lexington Realty Trust 95,328
37,474 Medical Properties Trust, Inc. 667,787
1,727 MGM Growth Properties LLC 45,679
1,387 National Health Investors, Inc. 77,741
18,118 National Retail Properties, Inc. 579,957
59,805 National Storage Affiliates Trust 2,026,792
34,110 New Residential Investment
Corporation 255,825
12,517 New Senior Investment Group, Inc. 48,942
9,475 NexPoint Residential Trust, Inc. 419,932
5,861 Omega Healthcare Investors, Inc. 168,855
4,012 One Liberty Properties, Inc. 61,905
5,563 Physicians Realty Trust 93,792
1,680 Plymouth Industrial REIT, Inc. 21,353
4,321 PotlatchDeltic Corporation 179,538
10,027 Preferred Apartment Communities,
Inc. 54,146
9,032 Rayonier, Inc. REIT 229,232
12,551 Realty Income Corporation 726,201
14,970 Rexford Industrial Realty, Inc. 695,506
774 RMR Group, Inc. 20,635
26,848 Sabra Health Care REIT, Inc. 353,320

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
124
Shares Common Stock (19.8%) Value
Real Estate (1.2%) - continued
3,866 SBA Communications Corporation $ 1,122,570
56,960 Service Properties Trust 410,682
15,597 Spirit Realty Capital, Inc. 468,690
12,075 STAG Industrial, Inc. 375,774
14,979 Store Capital Corporation 384,960
60,847 Sunstone Hotel Investors, Inc. 451,485
235 Terreno Realty Corporation 13,226
5,397 UDR, Inc. 168,602
5,502 UMH Properties, Inc. 74,992
19,143 Uniti Group, Inc. 168,841
228 Universal Health Realty Income
Trust 12,191
5,839 WP Carey, Inc. 365,580
Total 34,129,630
Utilities (0.2%)
1,349 ALLETE, Inc. 69,582
6,419 Alliant Energy Corporation 354,842
6,987 Artesian Resources Corporation 246,152
3,840 Black Hills Corporation 217,574
17,741 CenterPoint Energy, Inc. 374,867
618 Chesapeake Utilities Corporation 60,076
5,374 CMS Energy Corporation 340,335
5,939 Consolidated Water Company,
Ltd. 59,746
1,618 DTE Energy Company 199,694
8,361 Duke Energy Corporation 770,132
9,181 Entergy Corporation 929,301
1,217 Essential Utilities, Inc. 50,140
9,852 Exelon Corporation 392,996
9,944 FirstEnergy Corporation 295,536
3,006 Hawaiian Electric Industries, Inc. 99,318
3,223 IDACORP, Inc. 282,754
791 Middlesex Water Company 50,735
1,235 National Fuel Gas Company 49,351
6,453 New Jersey Resources
Corporation 188,299
5,344 NextEra Energy, Inc. 391,234
694 Northwest Natural Holding
Company 30,841
4,428 NorthWestern Corporation 230,832
5,042 OGE Energy Corporation 155,142
3,414 Otter Tail Corporation 130,927
7,335 PNM Resources, Inc. 366,750
5,794 Portland General Electric
Company 227,704
932 South Jersey Industries, Inc. 17,960
2,056 Southwest Gas Holdings, Inc. 135,120
5,267 Spire, Inc. 295,163
7,198 UGI Corporation 232,783
2,852 Unitil Corporation 98,537
Total 7,344,423
Total Common Stock
(cost $479,536,331) 566,415,907
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
16,699,116 Thrivent Cash Management Trust 16,699,116
Total Collateral Held for
Securities Loaned
(cost $16,699,116) 16,699,116
Shares or
Principal
Amount Short-Term Investments ( 11.2% ) Value
Federal Home Loan Bank Discount
Notes
1,300,000 0.084%, 11/4/2020
n,o
$ 1,299,994
5,300,000 0.090%, 11/6/2020
n,o
5,299,953
800,000 0.060%, 11/10/2020
n,o
799,986
2,000,000 0.080%, 11/12/2020
n,o
1,999,956
1,800,000 0.070%, 11/18/2020
n,o
1,799,936
2,500,000 0.070%, 11/19/2020
n,o
2,499,906
3,600,000 0.055%, 11/24/2020
n,o
3,599,824
1,900,000 0.055%, 12/8/2020
n,o
1,899,829
5,200,000 0.057%, 12/9/2020
n,o
5,199,519
3,000,000 0.055%, 12/10/2020
n,o
2,999,715
4,000,000 0.075%, 12/22/2020
n,o
3,999,500
200,000 0.092%, 12/28/2020
n,o
199,972
4,700,000 0.095%, 1/6/2021
n,o
4,699,151
3,300,000 0.060%, 1/12/2021
n,o
3,299,349
Thrivent Core Short-Term Reserve
Fund
28,012,796 0.290% 280,127,960
U.S. Treasury Bills
500,000 0.093%, 11/19/2020
n
499,980
200,000 0.084%, 12/17/2020
n,p
199,977
1,000,000 0.088%, 1/7/2021
n,p
999,840
Total Short-Term Investments
(cost $321,333,166) 321,424,347
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Bond
Futures
158 $137.50, expires 12/24/2020 123,438
Total Options Purchased
(cost $65,655) 123,438
Total Investments (cost
$2,683,147,245) 108.1% $3,093,170,863
Other Assets and Liabilities, Net
(8.1%) (231,521,185)
Total Net Assets 100.0% $2,861,649,678
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed delivery basis.
d Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2020.
g All or a portion of the security is on loan.
h Non-income producing security.

Moderate Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
125
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $132,096,284 or
4.6% of total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2020.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At October 31, 2020, $316,957 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 879,143
Common Stock 15,415,848
Total lending $16,294,991
Gross amount payable upon return of
collateral for securities loaned $16,699,116
Net amounts due to counterparty
$404,125
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
126
Principal
Amount Bank Loans ( 0.9% )
a
Value
Basic Materials (0.1%)
Avantor, Inc., Term Loan
$ 185,000
0.000%,  (LIBOR 1M +
2.500%), 10/30/2027
b,c,d,e
$ 183,381
Chemours Company, Term Loan
173,031
1.900%,  (LIBOR 1M +
1.750%), 4/3/2025
d
165,894
Hexion, Inc., Term Loan
149,244
3.730%,  (LIBOR 3M +
3.500%), 7/1/2026
d
146,409
Innophos Holdings, Inc., Term
Loan
149,250
3.648%,  (LIBOR 1M +
3.500%), 2/7/2027
d,e
146,452
Momentive Performance Materials
USA, LLC, Term Loan
148,125
3.400%,  (LIBOR 1M +
3.250%), 5/15/2024
d
140,071
Nouryon USA, LLC, Term Loan
367,945
3.145%,  (LIBOR 1M +
3.000%), 10/1/2025
b,c,d
355,802
Peabody Energy Corporation,
Term Loan
160,875
2.898%,  (LIBOR 1M +
2.750%), 3/31/2025
d
49,297
Pixelle Specialty Solutions, LLC,
Term Loan
286,862
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
d
284,412
PQ Corporation, Term Loan
164,588
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
d
162,818
Total 1,634,536
Capital Goods (0.1%)
Asplundh Tree Expert, LLC, Term
Loan
95,000
2.640%,  (LIBOR 1M +
2.500%), 9/4/2027
d
94,704
Flex Acquisition Company, Inc.
Term Loan
314,660
3.475%,  (LIBOR 3M +
3.250%), 6/29/2025
d
302,171
GFL Environmental, Inc., Term
Loan
250,019
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
d
247,449
Graham Packaging Company,
Inc., Term Loan
145,000
4.500%,  (LIBOR 1M +
3.750%), 8/4/2027
d
143,670
Mauser Packaging Solutions
Holding Company, Term Loan
222,698
3.480%,  (LIBOR 3M +
3.250%), 4/3/2024
d
207,666
Navistar, Inc., Term Loan
111,837
3.650%,  (LIBOR 1M +
3.500%), 11/6/2024
d
110,579
Reynolds Group Holdings, Inc.,
Term Loan
49,152
2.898%,  (LIBOR 1M +
2.750%), 2/5/2023
d
48,176
200,000
3.398%,  (LIBOR 1M +
3.250%), 2/16/2026
d
195,000
Principal
Amount Bank Loans (0.9%)
a
Value
Capital Goods (0.1%) - continued
TransDigm, Inc., Term Loan
$ 516,100
2.398%,  (LIBOR 1M +
2.250%), 12/9/2025
d
$ 484,747
Vertiv Group Corporation, Term
Loan
492,525
3.148%,  (LIBOR 1M +
3.000%), 3/2/2027
d
482,798
Total 2,316,960
Communications Services (0.2%)
Altice France SA, Term Loan
168,875
2.898%,  (LIBOR 1M +
2.750%), 7/31/2025
d
161,014
Cablevision Lightpath, LLC, Term
Loan
220,000
0.000%,  (LIBOR 1M +
3.250%), 9/29/2027
b,c,d
216,700
CenturyLink, Inc., Term Loan
519,915
2.398%,  (LIBOR 1M +
2.250%), 3/15/2027
d
499,592
CommScope, Inc., Term Loan
278,397
3.398%,  (LIBOR 1M +
3.250%), 4/4/2026
d
268,205
Coral-US Co-Borrower, LLC, Term
Loan
610,000
2.398%,  (LIBOR 1M +
2.250%), 1/31/2028
d
588,522
CSC Holdings, LLC, Term Loan
72,375
2.398%,  (LIBOR 1M +
2.250%), 7/17/2025
d
69,725
Diamond Sports Group, LLC, Term
Loan
436,769
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
d
269,159
Eagle Broadband Investments,
LLC, Term Loan
320,000
0.000%,  (LIBOR 1M +
3.000%), 10/19/2027
b,c,d
317,120
Entercom Media Corporation, Term
Loan
221,103
2.652%,  (LIBOR 1M +
2.500%), 11/17/2024
d
213,088
GCI, LLC, Term Loan
350,000
0.000%,  (LIBOR 1M +
2.750%), 10/15/2025
b,c,d
344,313
Gray Television, Inc., Term Loan
135,000
2.399%,  (LIBOR 1M +
2.250%), 2/7/2024
d
131,505
HCP Acquisition, LLC, Term Loan
350,683
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
d
345,787
iHeartCommunications, Inc., Term
Loan
169,148
3.148%,  (LIBOR 1M +
3.000%), 5/1/2026
d
158,546
Mediacom Illinois, LLC, Term Loan
52,483
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
d,e
52,221
Meredith Corporation, Term Loan
195,000
0.000%,  (LIBOR 1M +
4.250%), 1/31/2025
b,c,d
190,451

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
127
Principal
Amount Bank Loans (0.9%)
a
Value
Communications Services (0.2%) - continued
NEP Group, Inc., Term Loan
$ 201,413
3.398%,  (LIBOR 1M +
3.250%), 10/20/2025
d
$ 181,158
30,000
7.148%,  (LIBOR 1M +
7.000%), 10/19/2026
d
24,037
Nexstar Broadcasting, Inc., Term
Loan
365,000
2.899%,  (LIBOR 1M +
2.750%), 9/19/2026
d
355,145
Nielsen Finance, LLC, Term Loan
119,400
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
d
118,922
Radiate Holdco, LLC, Term Loan
525,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
d
515,303
SBA Senior Finance II, LLC, Term
Loan
222,759
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
d
215,493
Terrier Media Buyer, Inc., Term
Loan
188,575
4.398%,  (LIBOR 1M +
4.250%), 12/17/2026
d
183,272
84,788
4.398%,  (LIBOR 1M +
4.250%), 12/17/2026
d,e
81,820
TNS, Inc., Term Loan
340,109
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
d
335,113
Virgin Media Bristol, LLC, Term
Loan
355,000
0.000%,  (LIBOR 1M +
3.250%), 1/31/2029
b,c,d
347,836
WideOpenWest Finance, LLC,
Term Loan
273,111
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
d
267,081
Xplornet Communications, Inc.,
Term Loan
229,525
4.898%,  (LIBOR 1M +
4.750%), 6/10/2027
b,c,d
224,590
Ziggo Financing Partnership, Term
Loan
325,000
2.648%,  (LIBOR 1M +
2.500%), 4/30/2028
d
311,409
Total 6,987,127
Consumer Cyclical (0.1%)
1011778 B.C., LLC, Term Loan
364,083
1.898%,  (LIBOR 1M +
1.750%), 11/19/2026
d
348,762
Boyd Gaming Corporation, Term
Loan
30,146
2.344%,  (LIBOR 1W +
2.250%), 9/15/2023
d
29,251
Caesars Resort Collection, LLC,
Term Loan
295,000
0.000%,  (LIBOR 1M +
4.500%), 7/20/2025
b,c,d
285,321
Cengage Learning, Inc., Term
Loan
141,366
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
d
126,081
Principal
Amount Bank Loans (0.9%)
a
Value
Consumer Cyclical (0.1%) - continued
Four Seasons Hotels, Ltd., Term
Loan
$ 199,305
2.148%,  (LIBOR 1M +
2.000%), 11/30/2023
d
$ 191,417
Golden Entertainment, Inc., Term
Loan
441,175
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
d
425,183
Golden Nugget, LLC, Term Loan
216,629
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
d
190,362
Harbor Freight Tools USA, Inc.,
Term Loan
285,000
4.000%,  (LIBOR 1M +
3.250%), 10/19/2027
d
280,400
LCPR Loan Financing, LLC, Term
Loan
485,000
5.148%,  (LIBOR 1M +
5.000%), 10/15/2026
d
484,394
Michaels Stores, Inc., Term Loan
214,462
4.250%,  (LIBOR 1M +
3.500%), 9/17/2027
b,c,d
209,744
Penn National Gaming, Inc., Term
Loan
162,112
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
d
156,207
Scientific Games International,
Inc., Term Loan
780,221
2.898%,  (LIBOR 1M +
2.750%), 8/14/2024
d
724,389
Staples, Inc., Term Loan
86,681
4.751%,  (LIBOR 3M +
4.500%), 9/12/2024
d
79,927
130,736
5.251%,  (LIBOR 3M +
5.000%), 4/12/2026
b,c,d
119,656
Stars Group Holdings BV, Term
Loan
84,838
3.720%,  (LIBOR 3M +
3.500%), 7/10/2025
d
84,724
Tenneco, Inc., Term Loan
220,000
3.148%,  (LIBOR 1M +
3.000%), 10/1/2025
b,c,d
202,455
Wyndham Hotels & Resorts, Inc.,
Term Loan
137,200
1.898%,  (LIBOR 1M +
1.750%), 5/30/2025
d
130,282
Total 4,068,555
Consumer Non-Cyclical (0.2%)
Adient US. LLC, Term Loan
60,000
0.000%,  (LIBOR 3M +
4.250%), 5/6/2024
b,c,d
59,070
Bausch Health Americas, Inc.,
Term Loan
457,342
3.149%,  (LIBOR 1M +
3.000%), 6/1/2025
d
446,101
Bellring Brands, LLC, Term Loan
87,721
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
d
87,919
Change Healthcare Holdings, LLC,
Term Loan
174,092
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
d
169,719

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
128
Principal
Amount Bank Loans (0.9%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Chobani, LLC, Term Loan
$ 115,000
0.000%,  (LIBOR 3M +
3.500%), 10/20/2027
b,c,d
$ 113,131
CNT Holdings I Corporation, Term
Loan
150,000
0.000%,  (LIBOR 1M +
3.750%), 10/16/2027
b,c,d
148,062
50,000
0.000%,  (LIBOR 1M +
6.750%), 10/16/2028
b,c,d
50,063
Dole Food Company, Inc., Term
Loan
291,807
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
d
285,180
Endo International plc, Term Loan
244,008
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
d
231,197
Froneri U.S., Inc., Term Loan
105,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,c,d
100,914
Global Medical Response, Inc.,
Term Loan
97,250
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
d
93,876
650,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
d
629,077
Grifols Worldwide Operations USA,
Inc., Term Loan
210,000
2.094%,  (LIBOR 1W +
2.000%), 11/15/2027
b,c,d
204,567
IQVIA, Inc., Term Loan
79,590
1.898%,  (LIBOR 1M +
1.750%), 1/1/2025
d
78,237
Jaguar Holding Company II, Term
Loan
220,000
0.000%,  (LIBOR 3M +
2.500%), 8/18/2022
b,c,d
218,174
JBS USA LUX SA, Term Loan
381,527
2.148%,  (LIBOR 1M +
2.000%), 5/1/2026
d
371,550
Libbey Glass, Inc., Term Loan
109,001
0.000%,PIK 5.750%, (LIBOR
1M + 3.750%), 4/9/2021
d,f,g
15,696
MPH Acquisition Holdings, LLC,
Term Loan
535,579
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
d
528,119
Ortho-Clinical Diagnostics SA,
Term Loan
585,309
3.390%,  (LIBOR 1M +
3.250%), 6/30/2025
d
564,823
Power Play Merger Sub, Inc., Term
Loan
35,000
0.000%,  (LIBOR 1M +
3.750%), 10/30/2027
b,c,d,e
34,475
245,000
0.000%,  (LIBOR 1M +
3.750%), 10/30/2027
b,c,d,e
241,325
Sotera Health Holdings, LLC, Term
Loan
203,975
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
d
203,124
Principal
Amount Bank Loans (0.9%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
US Foods, Inc., Term Loan
$ 119,377
1.898%,  (LIBOR 1M +
1.750%), 6/27/2023
d
$ 113,975
Total 4,988,374
Energy (<0.1%)
BCP Raptor II, LLC, Term Loan
192,562
4.898%,  (LIBOR 1M +
4.750%), 11/3/2025
d
135,179
Buckeye Partners, LP, Term Loan
234,249
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
d
229,522
Calpine Corporation, Term Loan
218,095
2.400%,  (LIBOR 1M +
2.250%), 1/15/2024
d
212,468
CONSOL Energy, Inc., Term Loan
187,150
4.650%,  (LIBOR 1M +
4.500%), 9/28/2024
d
144,223
Illuminate Buyer, LLC, Term Loan
250,000
4.148%,  (LIBOR 1M +
4.000%), 6/30/2027
b,c,d
245,507
Lealand Finance Company BV,
Term Loan
55,456
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
d,g
34,198
Total 1,001,097
Financials (0.1%)
BPR Nimbus, LLC, Term Loan
187,336
2.648%,  (LIBOR 1M +
2.500%), 8/24/2025
b,c,d
154,739
Delos Finance SARL, Term Loan
150,000
1.970%,  (LIBOR 3M +
1.750%), 10/6/2023
d
144,906
INEOS U.S. Finance, LLC, Term
Loan
119,386
2.148%,  (LIBOR 1M +
2.000%), 3/31/2024
d
115,872
Level 3 Financing, Inc., Term Loan
325,000
1.898%,  (LIBOR 1M +
1.750%), 3/1/2027
d
313,138
MoneyGram International, Inc.,
Term Loan
172,229
0.000%,  (LIBOR 3M +
6.000%), 6/30/2023
d,e
170,507
Newco Financing Partnership,
Term Loan
242,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,c,d
236,134
Northriver Midstream Finance, LP,
Term Loan
262,323
3.475%,  (LIBOR 3M +
3.250%), 10/1/2025
d
244,682
Tronox Finance, LLC, Term Loan
141,608
3.178%,  (LIBOR 1M +
3.000%), 9/22/2024
b,c,d
138,498

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
129
Principal
Amount Bank Loans (0.9%)
a
Value
Financials (0.1%) - continued
UPC Financing Partnership, Term
Loan
$ 242,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,c,d
$ 236,134
Total 1,754,610
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
251,671
3.714%,  (LIBOR 2M +
3.500%), 8/21/2026
b,c,d
228,661
Prime Security Services Borrower,
LLC, Term Loan
712,389
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
d
702,479
Rackspace Technology Global,
Inc., Term Loan
642,636
4.000%,  (LIBOR 2M +
3.000%), 11/3/2023
d
627,457
SS&C Technologies, Inc., Term
Loan
268,082
1.898%,  (LIBOR 1M +
1.750%), 4/16/2025
d
260,208
191,181
1.898%,  (LIBOR 1M +
1.750%), 4/16/2025
d
185,566
Zayo Group Holdings, Inc., Term
Loan
467,650
3.148%,  (LIBOR 1M +
3.000%), 3/9/2027
d
449,917
Total 2,454,288
Transportation (<0.1%)
Delta Air Lines, Inc., Term Loan
99,750
5.750%,  (LIBOR 3M +
4.750%), 4/29/2023
d
99,189
Genesee & Wyoming, Inc., Term
Loan
293,525
2.220%,  (LIBOR 3M +
2.000%), 12/30/2026
d
286,973
Mileage Plus Holdings, LLC, Term
Loan
165,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
d
167,444
SkyMiles IP, Ltd., Term Loan
195,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b,c,d
194,066
United Airlines, Inc., Term Loan
218,303
1.902%,  (LIBOR 1M +
1.750%), 4/1/2024
d
202,887
Total 950,559
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
62,993
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
d
62,415
Core and Main, LP, Term Loan
247,350
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
d
239,158
Principal
Amount Bank Loans (0.9%)
a
Value
Utilities (<0.1%) - continued
Pacific Gas & Electric Company,
Term Loan
$ 369,075
5.500%,  (LIBOR 1M +
4.500%), 6/23/2025
d
$ 364,462
Total 666,035
Total Bank Loans
(cost $27,811,651) 26,822,141
Shares
Registered Investment
Companies ( 49.6% ) Value
Unaffiliated  (0.7%)
11,527 Health Care Select Sector SPDR
Fund
h
1,171,835
130,800 Invesco Senior Loan ETF 2,812,200
12,249 ProShares Ultra S&P 500 851,550
48,624 SPDR S&P 500 ETF Trust 15,877,681
17,146 SPDR S&P Regional Banking ETF 705,558
Total 21,418,824
Affiliated  (48.9%)
4,426,023 Thrivent Core Emerging Markets
Debt Fund 43,419,285
2,500,433 Thrivent Core Emerging Markets
Equity Fund
i
25,904,487
9,262,251 Thrivent Core International Equity
Fund 78,266,018
13,326,580 Thrivent Core Low Volatility Equity
Fund 154,721,599
5,806,792 Thrivent Global Stock Fund, Class
S 140,175,969
5,026,216 Thrivent High Yield Fund, Class S 22,567,710
7,401,505 Thrivent Income Fund, Class S 73,867,023
24,592,671 Thrivent International Allocation
Fund, Class S 226,006,643
18,377,514 Thrivent Large Cap Growth Fund,
Class S 299,553,485
10,485,572 Thrivent Large Cap Value Fund,
Class S 215,897,928
3,031,225 Thrivent Limited Maturity Bond
Fund, Class S 38,375,302
6,524,255 Thrivent Mid Cap Stock Fund,
Class S 182,940,103
1,979,441 Thrivent Small Cap Stock Fund,
Class S 45,586,533
Total 1,547,282,085
Total Registered Investment
Companies (cost $1,261,160,069) 1,568,700,909
Shares Common Stock ( 25.7% ) Value
Communications Services (0.8%)
6,866 Activision Blizzard, Inc. 519,962
2,949 Alphabet, Inc., Class A
i
4,765,908
946 Alphabet, Inc., Class C
i
1,533,475
15,602 ANGI Homeservices, Inc.
i
165,381
15,275 Auto Trader Group plc
j
114,844
2,633 Carsales.com, Ltd. 38,468
12,516 Cinemark Holdings, Inc.
h
102,506
9,124 Comcast Corporation 385,398
4,018 Consolidated Communications
Holdings, Inc.
i
18,764
2,384 Deutsche Telekom AG 36,234

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
130
Shares Common Stock (25.7%) Value
Communications Services (0.8%) - continued
4,531 Discovery, Inc., Class A
i
$ 91,707
27,496 DISH Network Corporation
i
700,873
5,260 EchoStar Corporation
i
121,822
10,347 Facebook, Inc.
i
2,722,399
56,964 Gannett Company, Inc.
i
65,509
2,640 Hemisphere Media Group, Inc.
i
20,645
8,000 HKT Trust and HKT, Ltd. 10,346
17,828 Interpublic Group of Companies,
Inc. 322,509
267 Ipsos SA 6,562
800 KDDI Corporation 21,644
44,765 Live Nation Entertainment, Inc.
i
2,184,532
818 Match Group, Inc.
i
95,526
9,522 Mediaset Espana Comunicacion
SA
i
31,834
11,734 Meredith Corporation 129,074
6,153 News Corporation 80,112
200 NEXON Company, Ltd. 5,574
100 Nintendo Company, Ltd. 54,069
700 Nippon Telegraph & Telephone
Corporation 14,725
2,799 Omnicom Group, Inc. 132,113
59,124 ORBCOMM, Inc.
i
254,233
123,534 QuinStreet, Inc.
i
1,977,162
134 REA Group, Ltd. 11,144
680 Rightmove plc
i
5,442
8,116 RingCentral, Inc.
i
2,096,687
3,822 Scholastic Corporation 75,523
11,304 Seven West Media, Ltd.
i
1,310
5,400 SoftBank Corporation 62,842
1,000 SoftBank Group Corporation 65,134
7,787 Take-Two Interactive Software, Inc.
i
1,206,362
2,800 TV Asahi Holdings Corporation 42,304
31,189 Twitter, Inc.
i
1,289,977
17,059 Uber Technologies, Inc.
i
569,941
6,917 Verizon Communications, Inc. 394,200
1,642 Walt Disney Company 199,093
620 Wolters Kluwer NV 50,199
18,731 Zillow Group, Inc.
i
1,673,240
Total 24,467,308
Consumer Discretionary (3.5%)
300 ABC-MART, Inc. 15,217
8,049 Adient plc
i
170,800
3,304 Amazon.com, Inc.
i
10,031,440
8,979 American Eagle Outfitters, Inc.
h
123,102
763 American Public Education, Inc.
i
21,570
200 AOKI Holdings, Inc. 869
39,939 Aptiv plc 3,853,714
300 ARB Corporation, Ltd. 6,498
640 Aristocrat Leisure, Ltd. 12,887
7,909 At Home Group, Inc.
i
128,838
400 Autobacs Seven Company, Ltd. 5,121
2,175 AutoNation, Inc.
i
123,388
753 AutoZone, Inc.
i
850,122
5,868 B&M European Value Retail SA 36,827
7,684 Beazer Homes USA, Inc.
i
93,591
15,550 Bed Bath & Beyond, Inc. 307,890
539 Berkeley Group Holdings plc 28,340
2,715 Big Lots, Inc. 129,234
9,916 BJ's Restaurants, Inc. 279,730
566 Booking Holdings, Inc.
i
918,335
200 Bridgestone Corporation 6,519
24,288 Bright Horizons Family Solutions,
Inc.
i
3,838,718
Shares Common Stock (25.7%) Value
Consumer Discretionary (3.5%) - continued
2,764 Brinker International, Inc. $ 120,345
1,677 Brunswick Corporation 106,842
667 Bunzl plc 20,735
14,448 Burlington Stores, Inc.
i
2,796,844
12,550 Caesars Entertainment, Inc.
i
562,491
7,546 Camping World Holdings, Inc. 199,516
13,500 Capri Holdings, Ltd.
i
286,470
8,035 Carnival Corporation
h
110,160
355 Carnival plc 4,013
174 Cavco Industries, Inc.
i
29,952
41,385 Cedar Fair, LP 1,076,424
3,211 Century Casinos, Inc.
i
15,124
3,912 Century Communities, Inc.
i
151,942
13,535 Chegg, Inc.
i
994,010
25,518 Chewy, Inc.
h,i
1,571,909
79,154 Chico's FAS, Inc. 84,695
4,877 Children's Place, Inc. 123,242
2,173 Chipotle Mexican Grill, Inc.
i
2,610,816
400 Chiyoda Company, Ltd. 3,520
1,762 Choice Hotels International, Inc. 153,911
2,254 Churchill Downs, Inc. 336,184
43 Cie Generale des Etablissements
Michelin 4,644
4,000 Citizen Watch Company, Ltd.
i
10,597
412 Collins Foods, Ltd. 2,796
131,525 Cooper-Standard Holdings, Inc.
i
2,063,627
297 Corporate Travel Management,
Ltd. 3,048
3,799 Cracker Barrel Old Country Store,
Inc. 432,402
22,566 Crocs, Inc.
i
1,180,879
12,664 Culp, Inc. 157,160
1,532 D.R. Horton, Inc. 102,353
289 Daimler AG 14,938
6,188 Dana, Inc. 86,570
5,027 Darden Restaurants, Inc. 462,082
10,900 Dave & Buster's Entertainment,
Inc.
h
187,044
2,599 Deckers Outdoor Corporation
i
658,509
5,008 Denny's Corporation
i
44,872
1,600 Denso Corporation 74,555
19,430 Designer Brands, Inc. 84,132
4,987 Dick's Sporting Goods, Inc. 282,514
4,105 Dine Brands Global, Inc. 211,202
1,435 Dollarama, Inc. 49,417
974 Dometic Group AB
i,j
10,528
58 Domino's Pizza Enterprises, Ltd. 3,455
228 Domino's Pizza Group plc 979
6,411 Domino's Pizza, Inc. 2,425,410
674 Dorman Products, Inc.
i
60,168
124,213 Duluth Holdings, Inc.
i
1,905,427
2,117 Dunkin' Brands Group, Inc. 211,086
1,757 eBay, Inc. 83,686
16,010 Emerald Holding, Inc. 41,946
5,349 Ethan Allen Interiors, Inc. 85,851
22,140 Etsy, Inc.
i
2,692,003
179 Europris ASA
j
930
8,695 Express, Inc.
i
5,313
6,218 Extended Stay America, Inc. 70,574
32,524 Five Below, Inc.
i
4,336,750
5,313 Foot Locker, Inc. 195,943
804 Fox Factory Holding Corporation
i
67,600
8,000 Galaxy Entertainment Group, Ltd. 52,868
31,015 Gap, Inc. 603,242
5,045 Genuine Parts Company 456,219

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
131
Shares Common Stock (25.7%) Value
Consumer Discretionary (3.5%) - continued
2,004 G-III Apparel Group, Ltd.
i
$ 27,014
25,407 Goodyear Tire & Rubber Company 210,370
3,170 Grand Canyon Education, Inc.
i
248,433
8,303 Groupon, Inc.
i
160,995
1,766 GVC Holdings plc
i
22,123
8,428 H&R Block, Inc. 145,467
34,523 Harley-Davidson, Inc. 1,135,116
2,412 Helen of Troy, Ltd.
i
457,315
43 Hermes International 40,037
11,997 Home Depot, Inc. 3,199,720
1,381 Hovnanian Enterprises, Inc.
i
43,861
3,239 Husqvarna AB 33,399
1,404 Industria de Diseno Textil SA 34,664
234 InterContinental Hotels Group plc
i
11,890
300 Izumi Company, Ltd. 10,174
4,181 Jack in the Box, Inc. 334,731
7,660 KB Home 247,035
15,688 Knoll, Inc. 179,784
31,540 Kohl's Corporation 671,487
16,336 L Brands, Inc. 522,915
10,587 Lear Corporation 1,279,015
37,442 Leggett & Platt, Inc. 1,562,455
11,751 Lithia Motors, Inc. 2,697,677
5,862 Lowe's Companies, Inc. 926,782
5,890 Lululemon Athletica, Inc.
i
1,880,618
10 LVMH Moet Hennessy Louis
Vuitton SE 4,687
24,154 Macy's, Inc.
h
149,996
946 Madison Square Garden Sports
Corporation
i
133,991
8,322 Marcus Corporation 61,000
954 Marriott International, Inc. 88,608
1,167 Marriott Vacations Worldwide
Corporation 112,732
17,826 Mattel, Inc.
i
245,464
5,641 McDonald's Corporation 1,201,533
10 Mercadolibre, Inc.
i
12,140
3,825 Meritage Homes Corporation
i
333,119
18,647 Michaels Companies, Inc.
i
151,227
27,444 Miller Industries, Inc. 821,673
6,232 Modine Manufacturing Company
i
39,885
5,137 Mohawk Industries, Inc.
i
530,087
5,913 Moneysupermarket.com Group plc 18,676
42 MTY Food Group, Inc. 1,196
567 Netflix, Inc.
i
269,745
1,600 NHK Spring Company, Ltd. 9,675
400 Nihon Unisys, Ltd. 11,791
5,650 NIKE, Inc. 678,452
1,400 Nissan Motor Company, Ltd.
i
4,957
9,326 Nordstrom, Inc.
h
112,845
18,839 Norwegian Cruise Line Holdings,
Ltd.
h,i
313,293
1,156 NVR, Inc.
i
4,569,772
2,188 Office Depot, Inc. 42,666
37,427 Ollie's Bargain Outlet Holdings,
Inc.
i
3,259,517
300 Onward Holdings Company, Ltd. 587
100 Oriental Land Company, Ltd. 13,998
3,310 Overstock.com, Inc.
i
185,691
825 Pandox AB
i
8,236
11,394 Park Hotels & Resorts, Inc. 113,142
26,238 Party City Holdco, Inc.
h,i
52,214
22,442 Penn National Gaming, Inc.
i
1,211,419
66,347 Planet Fitness, Inc.
i
3,932,387
98,484 Playa Hotels and Resorts NV
h,i
381,133
Shares Common Stock (25.7%) Value
Consumer Discretionary (3.5%) - continued
300 PLENUS Company, Ltd. $ 4,902
2,932 Polaris, Inc. 266,402
1,450 Pool Corporation 507,254
242 Premier Investments, Ltd. 3,630
12,409 PulteGroup, Inc. 505,791
3,190 Purple Innovation, Inc.
i
90,500
3,277 PVH Corporation 191,016
19,165 Qurate Retail, Inc. 129,747
2,021 Red Robin Gourmet Burgers, Inc.
i
24,333
52,564 Red Rock Resorts, Inc. 1,005,024
1,925 Redrow plc
i
10,379
227 Renault SA
i
5,622
392 Restaurant Brands International,
Inc. 20,384
5,025 RH
i
1,684,531
500 Rinnai Corporation 49,268
2,813 Royal Caribbean Cruises, Ltd. 158,709
21,811 Ruth's Hospitality Group, Inc. 243,847
6,954 Sally Beauty Holdings, Inc.
i
58,205
800 Sangetsu Company, Ltd. 11,529
784 Scandic Hotels Group AB
j
1,989
3,323 Scientific Games Corporation
i
105,937
1,432 SeaWorld Entertainment, Inc.
i
31,533
1,000 Sekisui House, Ltd. 16,613
100 SHIMAMURA Company, Ltd. 10,661
18,438 Six Flags Entertainment
Corporation 398,630
27,728 Skyline Corporation
i
711,223
14,118 Sleep Number Corporation
i
894,516
500 Sony Corporation 41,683
2,020 Sony Corporation ADR 168,993
12,042 Standard Motor Products, Inc. 551,524
53,531 Stoneridge, Inc.
i
1,222,113
475 Strategic Education, Inc. 39,454
6,900 Sumitomo Electric Industries, Ltd. 76,177
3,300 Sumitomo Rubber Industries, Ltd. 29,028
403 Super Retail Group, Ltd. 3,172
100 Takara Standard Company, Ltd. 1,311
34,954 Taylor Morrison Home Corporation
i
755,006
17,936 Tenneco, Inc.
i
154,608
1,302 Tesla, Inc.
i
505,228
48,191 Texas Roadhouse, Inc. 3,374,816
9,312 Thor Industries, Inc. 787,609
452 Thule Group AB
i,j
14,789
19,895 Toll Brothers, Inc. 841,161
7,693 TopBuild Corporation
i
1,178,645
200 Toyoda Gosei Company, Ltd. 5,083
300 Toyota Motor Corporation 19,694
8,647 Tri Pointe Homes, Inc.
i
142,070
676 Tupperware Brands Corporation
i
21,443
5,056 Ulta Beauty, Inc.
i
1,045,429
3,764 Urban Outfitters, Inc.
i
84,088
1,936 Vail Resorts, Inc. 449,229
758 Wayfair, Inc.
i
188,007
896 Whirlpool Corporation 165,724
4,115 Williams-Sonoma, Inc. 375,329
13,430 Wingstop, Inc. 1,562,312
255 Winnebago Industries, Inc. 11,972
2,176 Workhorse Group, Inc.
h,i
33,467
2,388 Wyndham Destinations, Inc. 77,920
1,841 YETI Holdings, Inc.
i
91,093
2,086 Yum! Brands, Inc. 194,686
1,200 Z Holdings Corporation 8,368

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
132
Shares Common Stock (25.7%) Value
Consumer Discretionary (3.5%) - continued
38,419 Zumiez, Inc.
i
$ 1,075,732
Total 109,364,963
Consumer Staples (0.8%)
500 Arcs Company, Ltd. 11,069
300 Asahi Group Holdings, Ltd. 9,284
10,261 BJ's Wholesale Club Holdings,
Inc.
i
392,894
308 British American Tobacco plc 9,762
628 Carlsberg AS 79,518
15,290 Casey's General Stores, Inc. 2,577,435
55,417 Celsius Holdings, Inc.
i
1,114,436
16,428 Colgate-Palmolive Company 1,296,005
2,567 Costco Wholesale Corporation 918,011
160,432 Cott Corporation 2,010,213
5,661 Darling Ingredients, Inc.
i
243,423
80,501 e.l.f. Beauty, Inc.
i
1,631,755
134 Elior Participations SCA
j
505
651 ForFarmers BV 3,814
157 Glanbia plc 1,493
47,156 Hain Celestial Group, Inc.
i
1,450,047
2,800 Japan Tobacco, Inc. 52,716
10,746 John B. Sanfilippo & Son, Inc. 781,879
200 Kao Corporation 14,240
400 Kewpie Corporation 8,186
650 Kimberly-Clark Corporation 86,184
34,205 Lamb Weston Holdings, Inc. 2,170,307
4 Lindt & Spruengli AG 31,714
97 L'Oreal SA 31,349
2,457 McCormick & Company, Inc. 443,513
870 Medifast, Inc. 122,226
200 Ministop Company, Ltd. 2,501
18,659 Monster Beverage Corporation
i
1,428,720
1,940 Nestle SA 218,207
692 Orkla ASA 6,532
1,012 PepsiCo, Inc. 134,889
3,973 Philip Morris International, Inc. 282,162
7,980 Procter & Gamble Company 1,094,058
58 Royal Unibrew AS 5,656
3,034 Seneca Foods Corporation
i
111,803
600 Seven & I Holdings Company, Ltd. 18,237
100 Shiseido Company, Ltd. 6,191
600 Sugi Holdings Company, Ltd. 39,621
600 Sundrug Company, Ltd. 22,279
2,427 TreeHouse Foods, Inc.
i
94,265
115,019 Turning Point Brands, Inc. 4,309,762
100 Unicharm Corporation 4,627
356 Unilever NV 20,069
1,338 Vector Group, Ltd. 12,296
5,916 Wal-Mart Stores, Inc. 820,845
Total 24,124,698
Energy (0.4%)
1,360 Abraxas Petroleum Corporation
h,i
2,217
22,135 Antero Midstream Corporation 126,834
21,353 Apache Corporation 177,230
50,513 Archrock, Inc. 299,542
5,163 BP plc ADR 79,923
145 Canadian Natural Resources, Ltd. 2,307
30,755 Centennial Resource
Development, Inc.
h,i
19,059
11,009 CGG SA
i
6,204
14,026 ChampionX Corporation
i
122,447
5,225 Chevron Corporation 363,137
Shares Common Stock (25.7%) Value
Energy (0.4%) - continued
28,269 Cimarex Energy Company $ 717,185
19,148 CNX Resources Corporation
i
185,736
14,027 Continental Resources, Inc.
h
168,745
25,891 Core Laboratories NV 374,125
891 Crescent Point Energy Corporation 1,110
6,322 Delek US Holdings, Inc. 63,599
96,710 Devon Energy Corporation 863,620
25,150 Diamondback Energy, Inc. 652,894
6,800 Eneos Holdings, Inc. 22,945
4,660 Eni SPA 32,643
51,582 EnLink Midstream, LLC 139,787
3,585 Enterprise Products Partners, LP 59,403
9,962 EOG Resources, Inc. 341,099
44,526 EQT Corporation
h
674,124
2,616 Equinor ASA 33,379
29,466 Equitrans Midstream Corporation 213,923
2,343 Evolution Petroleum Corporation 5,178
19,214 Exterran Corporation
i
81,275
5,762 Exxon Mobil Corporation 187,956
28,433 Frank's International NV
i
49,758
86 Gaztransport Et Technigaz SA 8,244
755 Gibson Energy, Inc. 11,118
31,352 Gran Tierra Energy, Inc.
i
5,957
2,919 Halliburton Company 35,203
114,330 Helmerich & Payne, Inc. 1,700,087
3,062 John Wood Group plc
i
8,406
12,215 Liberty Oilfield Services, Inc. 81,596
55,764 Marathon Oil Corporation 220,825
2,840 Marathon Petroleum Corporation 83,780
24,460 McDermott International, Inc.
i
41,582
1,665 Nabors Industries, Ltd. 47,319
15,577 NexTier Oilfield Solutions, Inc.
i
29,441
120,568 Nine Energy Service, Inc.
i
129,008
9,610 Occidental Petroleum Corporation 87,739
44,494 Oceaneering International, Inc.
i
181,536
733 OMV AG 16,944
73,138 Patterson-UTI Energy, Inc. 187,233
29,633 PBF Energy, Inc. 138,386
3,562 PDC Energy, Inc.
i
42,459
1,095 Pioneer Natural Resources
Company 87,118
16,650 Plains GP Holdings, LP 106,394
8,426 ProPetro Holding Corporation
i
33,283
38,060 QEP Resources, Inc. 34,254
15,950 Range Resources Corporation 104,951
3,720 Royal Dutch Shell plc, Class A 46,796
6,012 Royal Dutch Shell plc, Class B 72,501
11,173 RPC, Inc.
h,i
26,592
902 Santos, Ltd. 2,999
448 SBM Offshore NV 7,240
8,878 Schlumberger, Ltd. 132,637
45,597 SEACOR Holdings, Inc.
i
1,396,636
46,199 SM Energy Company 74,380
34,307 Southwestern Energy Company
i
91,600
603 Subsea 7 SA
i
4,005
758 Suncor Energy, Inc. 8,551
33,268 Talos Energy, Inc.
i
218,903
16,712 Targa Resources Corporation 268,228
676 TC Energy Corporation 26,608
53,904 TechnipFMC plc 298,089
2,227 Tenaris SA ADR 21,290
2,221 Total SE 67,289
6,568 Tullow Oil plc
i
1,723
12,590 Valero Energy Corporation 486,100
556 Vermilion Energy, Inc. 1,373

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
133
Shares Common Stock (25.7%) Value
Energy (0.4%) - continued
1,318 Woodside Petroleum, Ltd. $ 16,257
226,326 WPX Energy, Inc.
i
1,043,363
Total 13,803,407
Financials (3.3%)
466 1st Source Corporation 15,606
4,838 Aaron's Holdings Company, Inc. 252,834
2,517 AB Industrivarden
i
64,269
1,090 ABN AMRO Group NV
i,j
8,954
2,850 Aflac, Inc. 96,757
14,474 AG Mortgage Investment Trust,
Inc. 37,777
2,800 AIA Group, Ltd. 26,648
50,969 Air Lease Corporation 1,388,396
2,137 Alleghany Corporation 1,168,789
906 Allianz SE 159,596
49,183 Ally Financial, Inc. 1,312,202
5,315 American Express Company 484,941
30,386 American Financial Group, Inc. 2,277,127
1,803 Ameriprise Financial, Inc. 289,976
27,459 Ameris Bancorp 804,549
2,330 Aon plc 428,743
28,301 Apollo Commercial Real Estate
Finance, Inc. 246,219
3,270 Argo Group International Holdings,
Ltd. 116,674
22,956 Arthur J. Gallagher & Company 2,380,767
5,662 Artisan Partners Asset
Management, Inc. 226,820
60,660 Associated Banc-Corp 830,435
109,088 Assured Guaranty, Ltd. 2,785,017
170 ASX, Ltd. 9,519
572 Baloise Holding AG 78,224
14,100 Banco Bilbao Vizcaya Argentaria
SA 40,681
21,237 Banco de Sabadell SA 6,499
2,678 Banco Santander SA
i
5,363
11,736 Bancorp, Inc.
i
112,666
15,593 Bank of America Corporation 369,554
2,438 Bank of Marin Bancorp 73,481
37,492 Bank of N.T. Butterfield & Son, Ltd. 992,038
12,127 BankFinancial Corporation 89,133
15,799 Banner Corporation 582,509
99 BAWAG Group AG
i,j
3,636
3,893 Berkshire Hathaway, Inc.
i
785,997
54,429 Berkshire Hills Bancorp, Inc. 709,210
2,433 BlackRock, Inc. 1,457,878
5,286 Blackstone Mortgage Trust, Inc. 114,706
839 BNP Paribas SA
i
29,260
90,048 Boston Private Financial Holdings,
Inc. 556,497
1,802 Bridge Bancorp, Inc. 35,211
95,049 Bridgewater Bancshares, Inc.
i
1,055,994
8,075 Brighthouse Financial, Inc.
i
267,282
32,717 BrightSphere Investment Group 451,495
29,207 Brookline Bancorp, Inc. 279,803
4,745 Brown & Brown, Inc. 206,455
5,024 Byline Bancorp, Inc. 66,015
2,639 Capital One Financial Corporation 192,858
100 Cboe Global Markets, Inc. 8,129
16,603 Central Pacific Financial
Corporation 228,623
14,361 Charles Schwab Corporation 590,381
1,298 Chubb, Ltd. 168,623
5,924 CI Financial Corporation 69,053
Shares Common Stock (25.7%) Value
Financials (3.3%) - continued
3,192 Cincinnati Financial Corporation $ 225,802
5,364 Citigroup, Inc. 222,177
7,705 Citizens Financial Group, Inc. 209,961
66,645 Columbia Banking System, Inc. 1,893,384
1,010 Comerica, Inc. 45,965
334 Commonwealth Bank of Australia 16,216
17,879 Community Trust Bancorp, Inc. 568,910
1,929 Credit Agricole SA
i
15,259
2,929 Cullen/Frost Bankers, Inc. 205,821
826 Customers Bancorp, Inc.
i
11,415
5,300 DBS Group Holdings, Ltd. 78,948
362 Deutsche Boerse AG 53,342
1,382 Deutsche Pfandbriefbank AG
i,j
8,446
538 Diamond Hill Investment Group,
Inc. 73,674
6,819 Discover Financial Services 443,303
5,297 DnB ASA
i
71,535
6,735 East West Bancorp, Inc. 245,693
5,417 Ellington Residential Mortgage
REIT 57,583
2,594 Encore Capital Group, Inc.
h,i
82,826
5,785 Enterprise Financial Services
Corporation 168,401
27,337 Essent Group, Ltd. 1,089,379
1,064 Euronext NV
j
110,785
19,780 Evercore, Inc. 1,573,301
305,575 Everi Holdings, Inc.
i
2,631,001
45,391 F.N.B. Corporation 343,156
2,888 FactSet Research Systems, Inc. 885,172
3,875 FBL Financial Group, Inc. 192,549
1,563 Federal Agricultural Mortgage
Corporation 100,954
13,678 Financial Institutions, Inc. 242,511
5,686 First American Financial
Corporation 253,539
5,534 First Bancorp 133,314
26,992 First BanCorp 175,178
24,371 First Busey Corporation 438,434
875 First Citizens BancShares, Inc. 404,862
5,786 First Commonwealth Financial
Corporation 49,875
41,943 First Financial Bancorp 599,785
9,663 First Financial Corporation 335,499
19,859 First Interstate BancSystem, Inc. 701,023
1,432 First Merchants Corporation 37,390
629 First Mid-Illinois Bancshares, Inc. 17,461
24,601 First Midwest Bancorp, Inc. 308,743
1,658 First of Long Island Corporation 25,583
3,440 First Republic Bank 433,922
7,105 Flagstar Bancorp, Inc. 208,532
5,367 FlexiGroup, Ltd. 3,550
2,212 Flushing Financial Corporation 28,291
87,120 Fulton Financial Corporation 957,449
17,496 Glacier Bancorp, Inc. 626,357
280 Goldman Sachs Group, Inc. 52,931
23,986 Granite Point Mortgage Trust, Inc. 161,666
19,299 Great Southern Bancorp, Inc. 790,294
22,529 Great Western Bancorp, Inc. 292,652
57 Groupe Bruxelles Lambert SA 4,674
18,870 Hamilton Lane, Inc. 1,315,239
54,440 Hancock Whitney Corporation 1,245,043
8,050 Hanmi Financial Corporation 72,369
14,060 Hanover Insurance Group, Inc. 1,344,980
2,679 Hartford Financial Services Group,
Inc. 103,195

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
134
Shares Common Stock (25.7%) Value
Financials (3.3%) - continued
60,249 Heartland Financial USA, Inc. $ 1,984,602
144,480 Heritage Commerce Corporation 1,047,480
15,778 Hometrust Bancshares, Inc. 251,975
48,255 Hope Bancorp, Inc. 389,418
21,915 Horizon Bancorp, Inc. 271,746
1,349 Houlihan Lokey, Inc. 84,582
3,031 HSBC Holdings plc
i
12,702
20,015 Independent Bank Corporation 299,625
32 Intact Financial Corporation 3,305
27,222 Interactive Brokers Group, Inc. 1,294,951
2,126 International Bancshares
Corporation 58,848
15,458 Invesco Mortgage Capital. Inc. 41,737
9,223 J.P. Morgan Chase & Company 904,223
15,876 James River Group Holdings, Ltd. 741,885
1,700 Japan Post Bank Company, Ltd. 13,559
200 Japan Post Holdings Company,
Ltd. 1,372
1,300 Julius Baer Group, Ltd. 57,857
33,662 Kemper Corporation 2,075,599
82,085 KeyCorp 1,065,463
4,540 Kinsale Capital Group, Inc. 851,114
169 L E Lundbergforetagen AB
i
7,596
15,993 Ladder Capital Corporation 119,948
6,945 Lakeland Bancorp, Inc. 77,298
1,078 Laurentian Bank of Canada 21,207
10,150 Lincoln National Corporation 356,265
5,570 Loews Corporation 193,168
1,278 Markel Corporation
i
1,192,118
373 MarketAxess Holdings, Inc. 200,991
2,409 Marsh & McLennan Companies,
Inc. 249,235
4,472 Mercantile Bank Corporation 97,758
21,207 Meridian Bancorp, Inc. 264,027
2,480 MetLife, Inc. 93,868
6,589 Midland States Bancorp, Inc. 98,176
25,165 MidWestOne Financial Group, Inc. 507,075
3,000 Mitsubishi UFJ Financial Group,
Inc. 11,826
478 Mizrahi Tefahot Bank, Ltd. 9,321
1,828 Moody's Corporation 480,581
3,940 Morgan Stanley 189,711
441 Morningstar, Inc. 83,958
11,248 Mr. Cooper Group, Inc.
i
237,108
200 MS and AD Insurance Group
Holdings, Inc. 5,473
5,876 MSCI, Inc. 2,055,660
1,884 Nasdaq, Inc. 227,945
120 National Bank of Canada 5,759
242 National Western Life Group, Inc. 41,050
9,091 New York Community Bancorp,
Inc. 75,546
536 NN Group NV 18,653
7,250 Northern Trust Corporation 567,458
9,135 OFG Bancorp 131,453
11,318 Old Second Bancorp, Inc. 96,769
208 Onex Corporation 8,993
2,100 ORIX Corporation 24,560
35,042 PacWest Bancorp 674,208
411 Paragon Banking Group plc 1,577
375 Pargesa Holding SA 27,562
708 Peapack-Gladstone Financial
Corporation 11,951
3,758 Peoples Bancorp, Inc. 84,931
33,457 People's United Financial, Inc. 356,986
Shares Common Stock (25.7%) Value
Financials (3.3%) - continued
52,874 Popular, Inc. $ 2,231,283
26,492 Premier Financial Corporation 476,591
16,232 Primerica, Inc. 1,789,416
27,023 Prosight Global, Inc.
i
319,682
14,522 QCR Holdings, Inc. 450,618
61,359 Radian Group, Inc. 1,101,394
5,828 Raymond James Financial, Inc. 445,492
21,987 Redwood Trust, Inc. 186,890
14,589 Reinsurance Group of America,
Inc. 1,473,781
1,338 Royal Bank of Canada 93,559
3,531 S&P Global, Inc. 1,139,560
1,875 Safety Insurance Group, Inc. 131,250
47,261 Santander Consumer USA
Holdings, Inc. 961,289
88,928 Seacoast Banking Corporation of
Florida
i
1,910,173
22,242 SEI Investments Company 1,093,194
12,021 Selective Insurance Group, Inc. 625,813
500 Senshu Ikeda Holdings, Inc. 764
6,737 Signature Bank 543,945
26,608 Simmons First National
Corporation 452,070
1,100 Singapore Exchange, Ltd. 6,977
3,011 Southside Bancshares, Inc. 81,177
483 St. James's Place plc 5,629
31,327 Starwood Property Trust, Inc. 437,638
7,017 Sterling Bancorp 93,887
1,200 Sumitomo Mitsui Financial Group,
Inc. 33,218
2,723 Sun Life Financial, Inc. 108,344
5,086 SVB Financial Group
i
1,478,500
237 Swiss Life Holding AG 79,724
120,316 Synovus Financial Corporation 3,128,216
11,488 T. Rowe Price Group, Inc. 1,455,070
2,282 TCF Financial Corporation 62,093
4,777 Territorial Bancorp, Inc. 101,320
3,183 Texas Capital Bancshares, Inc.
i
143,235
14,431 TMX Group, Ltd. 1,402,265
500 Tokio Marine Holdings, Inc. 22,347
149 Topdanmark AS 5,835
225 Torchmark Corporation 18,245
1,747 Toronto-Dominion Bank 77,076
2,813 Towne Bank 51,140
21,121 TPG RE Finance Trust, Inc. 165,166
9,136 TriCo Bancshares 264,304
55,394 Triumph Bancorp, Inc.
i
2,333,749
3,150 Truist Financial Corporation 132,678
29,090 TrustCo Bank Corporation 159,850
19,374 Two Harbors Investment
Corporation 98,032
13,581 United Bankshares, Inc. 356,230
1,340 Univest Financial Corporation 21,252
36,969 Valley National Bancorp 282,443
1,700 Walker & Dunlop, Inc. 106,896
1,106 Washington Federal, Inc. 23,547
6,595 Washington Trust Bancorp, Inc. 222,713
25,321 Webster Financial Corporation 815,589
8,234 Wells Fargo & Company 176,619
6,383 WesBanco, Inc. 155,043
125,254 Western Alliance Bancorp 5,160,465
33,788 Western Asset Mortgage Capital
Corporation 65,549
581 Westwood Holdings Group, Inc. 5,612
19,488 Wintrust Financial Corporation 959,394

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
135
Shares Common Stock (25.7%) Value
Financials (3.3%) - continued
42,704 Zions Bancorporations NA $ 1,378,058
182 Zurich Insurance Group AG 60,451
Total 105,551,320
Health Care (4.1%)
13,520 Abbott Laboratories 1,421,087
3,649 AbbVie, Inc. 310,530
2,356 Acadia Healthcare Company, Inc.
i
83,991
81,889 ACADIA Pharmaceuticals, Inc.
i
3,803,744
1,234 Acceleron Pharma, Inc.
i
129,052
18,980 ADMA Biologics, Inc.
h,i
37,770
9,207 Adverum Biotechnologies, Inc.
i
100,448
10,628 Agile Therapeutics, Inc.
h,i
28,908
3,866 Agilent Technologies, Inc. 394,680
36,427 Agios Pharmaceuticals, Inc.
i
1,459,630
11,882 Akebia Therapeutics, Inc.
i
26,378
580 Albireo Pharma, Inc.
i
18,305
7,792 Alexion Pharmaceuticals, Inc.
i
897,171
4,223 Align Technology, Inc.
i
1,799,336
4,661 Altimmune, Inc.
i
53,368
4,647 AmerisourceBergen Corporation 446,437
7,800 Amgen, Inc. 1,692,132
28,235 AMN Healthcare Services, Inc.
i
1,843,181
8,374 AnaptysBio, Inc.
i
246,698
4,856 Anavex Life Sciences
Corporation
h,i
28,650
462 Anthem, Inc. 126,034
8,675 Arena Pharmaceuticals, Inc.
i
743,621
9,733 Argenx SE ADR
i
2,415,049
1,000 Astellas Pharmaceutical, Inc. 13,713
5,193 Atara Biotherapeutics, Inc.
i
67,042
237 Atrion Corporation 142,473
1,398 AVROBIO, Inc.
i
19,963
33,960 Axonics Modulation Technologies,
Inc.
i
1,592,384
1,173 Axsome Therapeutics, Inc.
i
77,782
2,313 Becton, Dickinson and Company 534,604
435 Biogen, Inc.
i
109,650
40,601 Biohaven Pharmaceutical Holding
Company, Ltd.
i
3,144,953
1,522 Bio-Rad Laboratories, Inc.
i
892,531
13,500 Bio-Techne Corporation 3,407,535
2,398 BioXcel Therapeutics, Inc.
i
109,565
3,104 Bluebird Bio, Inc.
i
160,508
1,947 Bruker Corporation 82,825
4,081 Cantel Medical Corporation 195,235
2,310 Capricor Therapeutics, Inc.
i
8,917
67,449 Catalent, Inc.
i
5,919,999
2,750 Centene Corporation
i
162,525
7,678 Cerner Corporation 538,151
5,413 Charles River Laboratories
International, Inc.
i
1,232,540
2,048 Chemed Corporation 979,599
1,100 Chugai Pharmaceutical Company,
Ltd. 42,460
981 Cigna Holding Company 163,798
10,697 CryoLife, Inc.
i
179,282
653 CSL, Ltd. 132,204
1,748 CVS Health Corporation 98,045
9,252 CytomX Therapeutics, Inc.
i
61,248
1,200 Daiichi Sankyo Company, Ltd. 31,672
2,944 Danaher Corporation 675,766
1,301 Deciphera Pharmaceuticals, Inc.
i
75,549
7,069 Dexcom, Inc.
i
2,259,111
Shares Common Stock (25.7%) Value
Health Care (4.1%) - continued
13,876 Dynavax Technologies
Corporation
h,i
$ 51,757
3,956 Editas Medicine, Inc.
i
122,399
18,381 Edwards Lifesciences Corporation
i
1,317,734
100 Eisai Company, Ltd. 7,775
5,752 Eli Lilly and Company 750,406
579 Emergent Biosolutions, Inc.
i
52,093
2,457 Gilead Sciences, Inc. 142,875
10,287 GlaxoSmithKline plc 171,778
2,518 GlaxoSmithKline plc ADR 84,152
14,196 Global Blood Therapeutics, Inc.
i
750,684
41,511 Guardant Health, Inc.
i
4,427,563
2,908 Haemonetics Corporation
i
293,970
82,374 Halozyme Therapeutics, Inc.
i
2,306,472
950 HCA Healthcare, Inc. 117,743
934 HealthStream, Inc.
i
17,092
8,501 Hill-Rom Holdings, Inc. 774,186
910 Humana, Inc. 363,345
61 ICU Medical, Inc.
i
10,845
499 IDEXX Laboratories, Inc.
i
211,985
14,801 ImmunoGen, Inc.
i
83,478
14,724 Inovio Pharmaceuticals, Inc.
h,i
145,031
3,523 Insmed, Inc.
i
116,048
19,477 Inspire Medical Systems, Inc.
i
2,326,138
10,706 Insulet Corporation
i
2,379,409
2,070 Intuitive Surgical, Inc.
i
1,380,856
8,248 Invitae Corporation
i
323,404
4,848 Iovance Biotherapeutics, Inc.
i
172,977
6,293 IQVIA Holding, Inc.
i
969,059
10,594 Jazz Pharmaceuticals, Inc.
i
1,526,595
19,352 Johnson & Johnson 2,653,353
200 KYORIN Holdings, Inc. 3,617
2,695 Laboratory Corporation of America
Holdings
i
538,380
48,504 LHC Group, Inc.
i
10,503,541
6,537 Ligand Pharmaceuticals, Inc.
h,i
538,976
70 LNA Sante 3,612
300 M3, Inc. 20,261
5,162 MacroGenics, Inc.
i
100,194
418 Masimo Corporation
i
93,557
200 Medipal Holdings Corporation 3,565
16,468 Medtronic plc 1,656,187
10,345 Merck & Company, Inc. 778,047
3,187 Mersana Therapeutics, Inc.
i
57,430
3,254 Mesa Laboratories, Inc. 850,628
1,061 Mettler-Toledo International, Inc.
i
1,058,783
503 Mirati Therapeutics, Inc.
i
109,221
6,352 Molina Healthcare, Inc.
i
1,184,457
4,752 Myovant Sciences, Ltd.
i
65,578
38,423 Natera, Inc.
i
2,584,331
9,598 National Healthcare Corporation 607,553
2,611 Neogen Corporation
i
182,091
4,303 Neurocrine Biosciences, Inc.
i
424,577
24,192 Nevro Corporation
i
3,609,688
3,242 Novartis AG 252,625
2,315 Novo Nordisk AS 147,618
3,867 Novo Nordisk AS ADR 247,063
500 Olympus Corporation 9,572
129,907 Optinose, Inc.
i
415,702
3,200 Orthifix Medical, Inc.
i
100,032
4,797 PerkinElmer, Inc. 621,451
19,944 PRA Health Sciences, Inc.
i
1,943,343
25,512 Pulmonx Corporation
i
1,073,035
2,381 Quest Diagnostics, Inc. 290,815
3,468 Quidel Corporation
i
930,430

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
136
Shares Common Stock (25.7%) Value
Health Care (4.1%) - continued
1,416 Reata Pharmaceuticals, Inc.
i
$ 165,261
1,305 Recordati SPA 67,657
12,127 Repligen Corporation
i
2,019,994
455 Replimune Group, Inc.
i
19,024
19,490 Retrophin, Inc.
i
394,478
778 Roche Holding AG 249,996
5,388 Sage Therapeutics, Inc.
i
395,371
433 Sanofi 39,097
5,140 Sarepta Therapeutics, Inc.
i
698,577
200 Sawai Pharmaceutical Company,
Ltd. 9,640
42,121 Silk Road Medical, Inc.
i
2,552,533
261 Sonova Holding AG
i
61,953
10,855 Spectrum Pharmaceuticals, Inc.
i
37,233
565 STERIS plc 100,112
7,329 Stryker Corporation 1,480,531
875 Surmodics, Inc.
i
32,156
35,693 Syneos Health, Inc.
i
1,894,584
1,648 Syros Pharmaceuticals, Inc.
i
10,992
74,061 Tactile Systems Technology, Inc.
i
2,709,151
1,100 Takeda Pharmaceutical Company,
Ltd. 33,993
61 Tecan Group AG 28,946
1,383 Teladoc Health, Inc.
i
271,704
9,464 Teleflex, Inc. 3,011,729
7,338 Tenet Healthcare Corporation
i
180,075
200 Terumo Corporation 7,361
5,807 Thermo Fisher Scientific, Inc. 2,747,408
4,860 Tilray, Inc.
h,i
27,751
100 Tsumura & Company 2,935
2,184 U.S. Physical Therapy, Inc. 173,257
974 uniQure B.V.
i
39,379
2,665 United Therapeutics Corporation
i
357,723
7,513 UnitedHealth Group, Inc. 2,292,517
7,387 Universal Health Services, Inc. 809,246
52,435 VBI Vaccines, Inc.
i
123,222
16,314 Veeva Systems, Inc.
i
4,405,596
1,694 Vertex Pharmaceuticals, Inc.
i
352,962
1,538 Viking Therapeutics, Inc.
i
8,659
994 Waters Corporation
i
221,483
540 West Pharmaceutical Services,
Inc. 146,918
605 Zimmer Biomet Holdings, Inc. 79,921
23,263 Zoetis, Inc. 3,688,349
16,658 Zymeworks, Inc.
i
651,661
Total 128,876,126
Industrials (4.3%)
1,546 3M Company 247,298
26,076 A.O. Smith Corporation 1,347,868
17 A.P. Moller - Maersk AS, Class B 27,245
1,051 Aalberts NV 35,260
1,407 AAR Corporation 27,380
796 Acuity Brands, Inc. 70,955
5,150 AECOM
i
230,926
5,138 Aegion Corporation
i
72,497
37,933 Aerojet Rocketdyne Holdings, Inc.
i
1,229,788
671 Air Canada
i
7,419
42 Akzo Nobel NV 4,040
9,648 Allegion plc 950,328
120,637 Altra Industrial Motion Corporation 5,158,438
8,477 American Airlines Group, Inc.
h
95,621
24,909 AMETEK, Inc. 2,446,064
147,084 Arconic, Inc. 2,537,199
70,136 ASGN, Inc.
i
4,676,668
Shares Common Stock (25.7%) Value
Industrials (4.3%) - continued
2,639 Assa Abloy AB $ 56,560
2,422 Atlas Copco AB, Class A 106,910
741 Atlas Copco AB, Class B 28,392
2,915 Avis Budget Group, Inc.
i
98,148
24,038 AZZ, Inc. 807,436
2,685 Bloom Energy Corporation
i
33,938
3,167 Boeing Company 457,283
965 Canadian National Railway
Company 95,863
25 Canadian Pacific Railway, Ltd. 7,471
3,044 Carlisle Companies, Inc. 377,060
4,386 Carrier Global Corporation 146,449
31,074 CBIZ, Inc.
i
704,448
31,353 Chart Industries, Inc.
i
2,647,761
479 CIA De Distribucion Integral 8,087
2,007 Cintas Corporation 631,302
4,174 CRA International, Inc. 170,925
26,310 Crane Company 1,335,232
14,839 CSW Industrials, Inc. 1,269,180
5,268 CSX Corporation 415,856
3,319 Cummins, Inc. 729,815
39,874 Curtiss-Wright Corporation 3,363,771
100 Daikin Industries, Ltd. 18,713
3,390 Delta Air Lines, Inc. 103,870
280 Deutsche Post AG 12,415
3,844 Douglas Dynamics, Inc. 131,119
2,718 Dycom Industries, Inc.
i
176,507
759 easyJet plc 4,977
6,795 Eaton Corporation plc 705,253
15,759 EMCOR Group, Inc. 1,074,606
9,516 Emerson Electric Company 616,542
11,805 Encore Wire Corporation 545,509
9,245 Expeditors International of
Washington, Inc. 816,981
1,561 Experian plc 57,186
113 Exponent, Inc. 7,864
14,248 Fluor Corporation 161,715
19,101 Forrester Research, Inc.
i
705,591
47,472 Forward Air Corporation 2,989,312
31,601 FuelCell Energy, Inc.
h,i
63,202
124 Geberit AG 70,577
6,194 Generac Holdings, Inc.
i
1,301,669
8,672 General Dynamics Corporation 1,138,894
8,719 Gorman-Rupp Company 270,725
300 GS Yuasa Corporation 5,236
5,983 GWA Group, Ltd. 11,088
400 Hanwa Company, Ltd. 7,755
9,030 Heico Corporation 948,602
30,892 Helios Technologies, Inc. 1,292,521
11,392 Honeywell International, Inc. 1,879,110
11,144 Hubbell, Inc. 1,621,563
3,373 ICF International, Inc. 220,560
22,946 IDEX Corporation 3,909,769
4,287 Illinois Tool Works, Inc. 839,738
1,500 Inaba Denki Sangyo Company,
Ltd. 36,110
2,166 JB Hunt Transport Services, Inc. 263,689
378 Jet2 plc 4,165
10,354 JetBlue Airways Corporation
i
123,937
4,910 Johnson Controls International plc 207,251
900 Kamigumi Company, Ltd. 16,102
690 Kansas City Southern 121,537
1,600 Kinden Corporation 25,088
1,432 Koninklijke Philips NV
i
66,325
588 L3Harris Technologies, Inc. 94,733

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
137
Shares Common Stock (25.7%) Value
Industrials (4.3%) - continued
14,558 Landstar System, Inc. $ 1,815,383
1,963 Legrand SA 145,128
7,258 Lennox International, Inc. 1,971,708
56,209 Lincoln Electric Holdings, Inc. 5,723,200
4,933 Linde Public Limited Company 1,086,937
3,415 Lockheed Martin Corporation 1,195,694
35,945 Manpower, Inc. 2,439,587
5,700 Marubeni Corporation 29,761
2,792 Masonite International Corporation
i
245,696
39,098 Mercury Systems, Inc.
i
2,693,070
190,776 Meritor, Inc.
i
4,643,488
42,142 Middleby Corporation
i
4,194,815
3,000 Mitsubishi Corporation 66,934
2,600 Mitsubishi Electric Corporation 33,485
600 Mitsuboshi Belting, Ltd. 9,393
4,700 Mitsui & Company, Ltd. 73,618
5,796 MSC Industrial Direct Company,
Inc. 403,749
18,531 NAPCO Security Technologies,
Inc.
i
446,968
1,293 National Express Group plc 2,508
200 Nidec Corporation 20,200
100 Nishimatsu Construction
Company, Ltd. 1,943
2,100 Nitto Kogyo Corporation 38,793
995 Nobina AB
i,j
5,456
2,992 Nordson Corporation 578,743
1,570 Norfolk Southern Corporation 328,318
23,690 Nutrien, Ltd. 963,709
18,070 Old Dominion Freight Line, Inc. 3,439,986
1,057 Otis Worldwide Corporation 64,773
3,088 PageGroup plc
i
14,306
5,796 Parker-Hannifin Corporation 1,207,655
7,878 Quad/Graphics, Inc. 17,883
70,893 Raven Industries, Inc. 1,553,975
1,946 Raytheon Technologies
Corporation 105,707
500 Recruit Holdings Company, Ltd. 19,025
728 Redde Northgate plc 1,675
37,667 Regal-Beloit Corporation 3,715,850
6,158 RELX plc 121,854
1,211 Republic Services, Inc. 106,774
68,191 Ritchie Brothers Auctioneers, Inc. 4,134,420
8,796 Rockwell Automation, Inc. 2,085,708
3,327 Ryder System, Inc. 163,888
25,352 Saia, Inc.
i
3,743,476
323 Sandvik AB
i
5,758
1,393 Schneider Electric SE 169,258
1,609 SEEK, Ltd.
e
24,353
990 Signify NV
i,j
35,140
7,229 Simpson Manufacturing Company,
Inc. 641,357
9,003 SiteOne Landscape Supply, Inc.
i
1,075,768
712 SKF AB 14,575
3,733 Snap-On, Inc. 588,059
16,900 Sojitz Corporation 37,187
63,936 Southwest Airlines Company 2,527,390
886 SP Plus Corporation
i
16,329
329 Spirax-Sarco Engineering plc 48,098
1,357 Spirit Aerosystems Holdings, Inc. 24,684
3,611 Spirit Airlines, Inc.
i
63,445
2,163 SPX FLOW, Inc.
i
91,603
23,313 Standex International Corporation 1,447,504
4,000 Sumitomo Corporation 43,762
96,669 Summit Materials, Inc.
i
1,710,075
Shares Common Stock (25.7%) Value
Industrials (4.3%) - continued
4,282 Sunrun, Inc.
i
$ 222,750
100 Taikisha, Ltd. 2,604
100 Taisei Corporation 3,112
2,063 Teledyne Technologies, Inc.
i
637,776
334 TFI International, Inc. 14,871
3,423 Thermon Group Holdings, Inc.
i
34,538
20,891 Timken Company 1,247,193
600 Toppan Forms Company, Ltd. 5,757
13,728 Toro Company 1,127,069
547 Transcontinental, Inc. 6,479
1,578 Transurban Group 14,943
37,154 Trex Company, Inc.
i
2,583,689
28,144 TriMas Corporation
i
684,744
500 Tsubakimoto Chain Company 11,102
3,485 UniFirst Corporation 570,878
5,933 Union Pacific Corporation 1,051,268
9,228 United Airlines Holdings, Inc.
i
312,460
193 United Parcel Service, Inc. 30,322
28,150 United Rentals, Inc.
i
5,018,864
14,681 Valmont Industries, Inc. 2,083,968
9,639 Verisk Analytics, Inc. 1,715,453
8,056 Waste Connections, Inc. 800,122
5,172 Watsco, Inc. 1,159,252
56,831 Willdan Group, Inc.
i
1,487,267
869 Woodward, Inc. 69,129
6,797 XPO Logistics, Inc.
i
611,730
300 Yuasa Trading Company, Ltd. 8,547
Total 135,060,458
Information Technology (5.6%)
8,312 Accenture plc 1,802,956
4,808 Adobe, Inc.
i
2,149,657
5,238 ADTRAN, Inc. 55,994
26,116 Advanced Energy Industries, Inc.
i
1,762,047
19,480 Advanced Micro Devices, Inc.
i
1,466,649
200 Advantest Corporation 11,585
54,415 Agilysys, Inc.
i
1,473,558
14,333 Akamai Technologies, Inc.
i
1,363,355
26,998 Alliance Data Systems Corporation 1,391,477
34,260 Amphenol Corporation 3,865,898
1,196 Analog Devices, Inc. 141,762
64,646 Anaplan, Inc.
i
3,578,156
7,128 ANSYS, Inc.
i
2,169,549
99,837 Apple, Inc. 10,868,256
46 ASM International NV 6,570
404 ASML Holding NV 146,168
3,083 Aspen Technology, Inc.
i
338,544
7,923 Atlassian Corporation plc
i
1,518,205
22,544 Avalara, Inc.
i
3,360,183
5,935 Avnet, Inc. 146,416
16,545 Bandwidth, Inc.
i
2,653,073
322 BE Semiconductor Industries NV 12,975
18,237 Benchmark Electronics, Inc. 379,877
35,795 Blackline, Inc.
i
3,496,456
1,670 Broadcom, Ltd. 583,882
5,809 Broadridge Financial Solutions,
Inc. 799,318
1,454 CACI International, Inc.
i
303,203
773 Cadence Design Systems, Inc.
i
84,543
800 Canon, Inc. 13,925
113 Capgemini SA 13,048
26,062 CDK Global, Inc. 1,123,272
7,372 CDW Corporation 903,807
1,604 Ceridian HCM Holding, Inc.
i
138,297
1,969 CGI, Inc.
i
122,178

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
138
Shares Common Stock (25.7%) Value
Information Technology (5.6%) - continued
99,837 Change Healthcare, Inc.
i
$ 1,412,694
42,436 Ciena Corporation
i
1,671,554
21,122 Cisco Systems, Inc. 758,280
16,685 Cognex Corporation 1,099,541
100 Computer Engineering &
Consulting, Ltd. 1,427
28,555 Computer Services, Inc. 1,713,300
3,021 Computershare, Ltd. 25,817
14,398 Coupa Software, Inc.
i
3,854,345
8,085 Cree, Inc.
i
514,206
8,585 CTS Corporation 237,289
26,325 Descartes Systems Group, Inc.
i
1,415,232
169 Dialog Semiconductor plc
i
6,443
14,381 DocuSign, Inc.
i
2,908,557
63,330 Dolby Laboratories, Inc. 4,754,816
2,088 Domo, Inc.
i
66,336
41,093 Dropbox, Inc.
i
750,358
3,230 DSP Group, Inc.
i
42,539
100 DTS Corporation 1,945
10,471 DXC Technology Company 192,876
35,534 Elastic NV
i
3,603,503
22,840 Endava plc ADR
i
1,459,476
2,684 Enphase Energy, Inc.
i
263,274
4,346 EPAM Systems, Inc.
i
1,342,697
6,805 ePlus, Inc.
i
459,406
28,973 Euronet Worldwide, Inc.
i
2,573,961
59,673 Eventbrite, Inc.
i
550,782
6,391 ExlService Holdings, Inc.
i
484,054
2,182 eXp World Holdings, Inc.
i
92,495
3,419 F5 Networks, Inc.
i
454,522
2,517 Fair Isaac Corporation
i
985,280
6,472 First Solar, Inc.
i
563,355
23,089 Five9, Inc.
i
3,503,063
1,294 FLIR Systems, Inc. 44,889
700 Fuji Soft, Inc. 37,440
1,546 Gartner, Inc.
i
185,675
16,011 Global Payments, Inc. 2,525,575
7,004 Guidewire Software, Inc.
i
673,154
5,023 Halma plc 154,144
27,849 Health Catalyst, Inc.
i
960,234
400 Hitachi, Ltd. 13,482
300 Hoya Corporation 33,857
7,117 II-VI, Inc.
i
323,610
10,332 Inphi Corporation
i
1,444,000
853 Intel Corporation 37,771
3,577 InterDigital, Inc. 200,240
3,299 Intuit, Inc. 1,038,129
100 ITOCHU Techno-Solutions
Corporation 3,393
2,889 Jack Henry & Associates, Inc. 428,294
100 Japan Material Company, Ltd. 1,292
13,238 Juniper Networks, Inc. 261,053
100 Keyence Corporation 45,382
90 KLA-Tencor Corporation 17,746
6,788 Lam Research Corporation 2,322,039
100 Lasertec Corporation 8,662
82,073 Lattice Semiconductor
Corporation
i
2,864,348
53 Lightspeed POS, Inc.
i
1,695
7,715 Littelfuse, Inc. 1,527,107
42,722 Lumentum Holdings, Inc.
i
3,532,682
2,423 Manhattan Associates, Inc.
i
207,166
2,966 ManTech International Corporation 192,434
12,179 MasterCard, Inc. 3,515,347
2,755 MaxLinear, Inc.
i
72,842
Shares Common Stock (25.7%) Value
Information Technology (5.6%) - continued
78,957 Medallia, Inc.
i
$ 2,246,327
596 Microchip Technology, Inc. 62,628
48,432 Microsoft Corporation 9,806,027
3,246 MicroStrategy, Inc.
i
542,309
29,948 MKS Instruments, Inc. 3,246,064
21,745 Monolithic Power Systems, Inc. 6,949,702
2,110 Motorola Solutions, Inc. 333,507
13,435 MTS Systems Corporation 326,202
100 Murata Manufacturing Company,
Ltd. 7,013
45,465 National Instruments Corporation 1,422,145
2,000 NEC Networks & System
Integration Corporation 34,681
417 NetApp, Inc. 18,302
11,225 Nice, Ltd. ADR
i
2,562,219
17,207 Nova Measuring Instruments, Ltd.
i
957,225
9,087 Novanta, Inc.
i
987,939
100 NS Solutions Corporation 2,928
200 NSD Company, Ltd. 3,513
100 NTT Data Corporation 1,129
109,627 Nuance Communications, Inc.
i
3,498,198
3,625 NVIDIA Corporation 1,817,430
6,353 Okta, Inc.
i
1,333,050
18,670 Oracle Corporation 1,047,574
100 Oracle Corporation Japan 9,994
100 Otsuka Corporation 4,595
8,281 Palo Alto Networks, Inc.
i
1,831,674
68 Paylocity Holding Corporation
i
12,615
7,063 PayPal Holdings, Inc.
i
1,314,636
16,405 Plexus Corporation
i
1,140,804
2,636 Progress Software Corporation 95,871
7,723 Proofpoint, Inc.
i
739,400
17,696 Q2 Holdings, Inc.
i
1,614,583
6,549 QAD, Inc. 274,010
8,319 Qorvo, Inc.
i
1,059,508
1,510 QUALCOMM, Inc. 186,274
1,089 Qualys, Inc.
i
95,669
100 Rakus Company, Ltd. 1,965
200 Renesas Electronics Corporation
i
1,651
9,179 Rogers Corporation
i
1,112,678
300 Ryoyo Electro Corporation 8,275
55,744 Sabre Corporation 363,451
33,916 SailPoint Technologies Holdings,
Inc.
i
1,407,853
1,585 Salesforce.com, Inc.
i
368,148
134 Samsung Electronics Company,
Ltd. GDR 169,051
107 SAP SE 11,415
7,913 ScanSource, Inc.
i
159,051
4,054 Semtech Corporation
i
222,524
9,145 ServiceNow, Inc.
i
4,550,278
3,774 Silicon Laboratories, Inc.
i
386,684
248 Skyworks Solutions, Inc. 35,040
487 Solaredge Technology, Ltd.
i
125,495
4,030 Square, Inc.
i
624,166
61,150 STMicroelectronics NV ADR 1,867,521
2,389 SYNNEX Corporation 314,488
6,484 Synopsys, Inc.
i
1,386,668
5,984 TE Connectivity, Ltd. 579,730
56 Technology One, Ltd. 354
14,879 Texas Instruments, Inc. 2,151,355
100 Thomson Reuters Corporation 7,775
400 TIS, Inc. 7,650
200 Tokyo Electron, Ltd. 53,682
253 Tyler Technologies, Inc.
i
97,248

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
139
Shares Common Stock (25.7%) Value
Information Technology (5.6%) - continued
5,720 VeriSign, Inc.
i
$ 1,090,804
8,704 Visa, Inc. 1,581,604
433 VMware, Inc.
i
55,740
47,123 Workiva, Inc.
i
2,606,373
1,628 Zendesk, Inc.
i
180,610
11,078 Zscaler, Inc.
i
1,503,839
Total 177,300,855
Materials (1.0%)
4,750 AdvanSix, Inc.
i
72,295
628 Air Liquide SA 91,837
767 Air Products and Chemicals, Inc. 211,876
1,700 Air Water, Inc. 24,289
8,464 AptarGroup, Inc. 965,658
3,894 Avery Dennison Corporation 538,891
3,795 Axalta Coating Systems, Ltd.
i
95,292
449 Balchem Corporation 44,878
16,929 Ball Corporation 1,506,681
479 Barrick Gold Corporation 12,806
1,293 BHP Group, Ltd. 30,995
227 Buzzi Unicem SPA 4,912
5,603 Cabot Corporation 212,970
2,176 Carpenter Technology Corporation 38,037
2,369 Celanese Corporation 268,905
741 Centamin plc 1,192
3,690 CF Industries Holdings, Inc. 101,881
21,181 Chemours Company 426,585
18 Christian Hansen Holding AS 1,816
599 Croda International plc 46,818
22,744 Eastman Chemical Company 1,838,625
6,804 Ecolab, Inc. 1,249,146
121,781 Element Solutions, Inc.
i
1,427,273
25 EMS-CHEMIE Holding AG 21,989
59 Eramet SA
i
1,567
22,270 Ferroglobe Representation &
Warranty Insurance Trust
e,i
2
635 First Quantum Minerals, Ltd. 7,297
1,949 FMC Corporation 200,240
10 Givaudan SA 40,779
1,958 Granges AB
i
17,661
2,948 Hexpol AB
i
25,964
2,313 Hochschild Mining plc
i
6,598
267 Holmen AB 10,111
42 IAMGOLD Corporation
i
154
84 IMCD NV 9,722
4,277 Ingevity Corporation
i
234,722
12,925 Innospec, Inc. 854,860
263,641 Ivanhoe Mines, Ltd.
i
1,036,913
15,782 Kaiser Aluminum Corporation 993,161
546 Kirkland Lake Gold, Ltd. 24,876
1,069 Koninklijke DSM NV 170,962
2,112 Kraton Performance Polymers,
Inc.
i
59,770
1,600 Kyoei Steel, Ltd. 20,145
200 Lintec Corporation 4,434
124,252 Louisiana-Pacific Corporation 3,551,122
10,786 Martin Marietta Materials, Inc. 2,872,851
6,759 Materion Corporation 345,993
7,802 Minerals Technologies, Inc. 426,691
21,741 Myers Industries, Inc. 311,766
13,046 Neenah, Inc. 490,921
127 Novozymes AS 7,638
5,460 Nucor Corporation 260,770
7,118 O-I Glass, Inc. 67,123
13,018 Olin Corporation 215,448
Shares Common Stock (25.7%) Value
Materials (1.0%) - continued
2,515 Olympic Steel, Inc. $ 28,696
5,917 PPG Industries, Inc. 767,553
13,630 Quaker Chemical Corporation 2,600,468
1,043 Ramelius Resources, Ltd. 1,424
623 Reliance Steel & Aluminum
Company 67,901
472 Rio Tinto plc 26,697
513 Rio Tinto, Ltd. 33,373
2,844 RPM International, Inc. 240,802
12,000 Ryerson Holding Corporation
i
94,440
3,880 Sandfire Resources, Ltd. 12,074
2,447 Scotts Miracle-Gro Company 367,172
5,996 Sensient Technologies Corporation 392,318
1,336 Sherwin-Williams Company 919,141
100 Shin-Etsu Chemical Company, Ltd. 13,357
313 Sika AG 77,000
1,349 Silver Lake Resources, Ltd.
i
2,020
34,346 Steel Dynamics, Inc. 1,081,212
4,300 Sumitomo Chemical Company,
Ltd. 14,066
516 Symrise AG 63,628
300 Taiyo Holdings Company, Ltd. 15,706
1,200 Toagosei Company, Ltd. 12,705
6,500 Toray Industries, Inc. 29,412
800 Ube Industries, Ltd. 13,734
21,513 UFP Technologies, Inc.
i
797,272
16,050 United States Lime & Minerals, Inc. 1,487,835
8,719 United States Steel Corporation 84,226
28,148 W. R. Grace & Company 1,224,157
72 Wacker Chemie AG 6,946
2,026 Worthington Industries, Inc. 99,699
635 Yara International ASA 22,222
Total 32,103,164
Real Estate (1.6%)
49,926 Agree Realty Corporation 3,098,907
4,612 Alexandria Real Estate Equities,
Inc. 698,810
1,352 Alstria Office REIT AG 17,210
53,624 American Campus Communities,
Inc. 2,008,755
2,172 American Tower Corporation 498,800
8,364 Apartment Investment &
Management Company 266,812
12,791 Armada Hoffler Properties, Inc. 115,247
19,208 Ascendas REIT 40,531
3,529 Ashford Hospitality Trust, Inc. 4,552
498 AvalonBay Communities, Inc. 69,287
565 Bluegreen Vacations Holding
Corporations 4,605
230 Bluerock Residential Growth REIT,
Inc. 1,992
28,053 Camden Property Trust 2,587,609
12,044 CareTrust REIT, Inc. 205,952
1,133 Castellum AB 23,590
34,827 CBL & Associates Properties, Inc.
i
5,259
39,685 CBRE Group, Inc.
i
2,000,124
38,904 Cedar Realty Trust, Inc. 36,959
1,073 Choice Properties REIT 9,689
37 Cofinimmo SA 5,029
20,847 Colliers International Group, Inc. 1,477,635
7,086 Colony Credit Real Estate, Inc. 37,131
5,854 Columbia Property Trust, Inc. 61,935
6,562 Community Healthcare Trust, Inc. 303,821
4,925 Corepoint Lodging, Inc. 23,541

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
140
Shares Common Stock (25.7%) Value
Real Estate (1.6%) - continued
2,833 CoreSite Realty Corporation $ 338,147
3,700 CoStar Group, Inc.
i
3,047,357
81,134 Cushman and Wakefield plc
i
950,890
53 CyrusOne, Inc. 3,766
300 Daito Trust Construction Company,
Ltd. 27,290
5,303 Digital Realty Trust, Inc. 765,223
12,003 Diversified Healthcare Trust 34,749
23,957 Douglas Emmett, Inc. 565,385
23,450 Duke Realty Corporation 890,865
5,294 EastGroup Properties, Inc. 704,526
388 Entra ASA
j
5,072
7,570 EPR Properties 180,469
7,350 Equity Lifestyle Properties, Inc. 435,046
57,350 Essential Properties Realty Trust,
Inc. 947,422
1,368 Essex Property Trust, Inc. 279,879
6,516 Farmland Partners, Inc. 41,963
50,294 First Industrial Realty Trust, Inc. 2,002,204
12,994 FirstService Corporation 1,743,275
44 FirstService Corporation 5,900
37,652 Four Corners Property Trust, Inc. 954,102
1 Fukuoka REIT Corporation 1,212
11,756 Gaming and Leisure Properties,
Inc. 427,331
10,524 Getty Realty Corporation 276,571
5,890 Gladstone Commercial
Corporation 95,712
678 Gladstone Land Corporation 9,404
6,812 Global Medical REIT, Inc. 84,673
205 Granite REIT 11,494
33,220 Healthcare Realty Trust, Inc. 923,516
62,164 Host Hotels & Resorts, Inc. 651,479
2,000 Hysan Development Company,
Ltd. 6,376
21,581 Industrial Logistics Properties Trust 413,924
2,134 Innovative Industrial Properties,
Inc. 248,888
9 Invesco Office J-Reit, Inc. 1,117
3,438 Investors Real Estate Trust 231,756
17,658 Iron Mountain, Inc. 460,167
4 Japan Hotel REIT Investment
Corporation 1,937
1 Japan Prime Realty Investment
Corporation 2,703
4,355 Jones Lang LaSalle, Inc. 491,505
38,692 Kilroy Realty Corporation 1,821,619
268 Kungsleden AB 2,274
1,991 Lamar Advertising Company 123,362
50 LEG Immobilien AG 6,758
10,261 Lexington Realty Trust 101,892
5,000 Mapletree Commercial Trust 6,304
48,833 Medical Properties Trust, Inc. 870,204
2,028 MGM Growth Properties LLC 53,641
3 Mori Trust Sogo REIT, Inc. 3,583
1,629 National Health Investors, Inc. 91,305
21,987 National Retail Properties, Inc. 703,804
85,976 National Storage Affiliates Trust 2,913,727
37,823 New Residential Investment
Corporation 283,672
14,041 New Senior Investment Group, Inc. 54,900
19,021 NexPoint Residential Trust, Inc. 843,011
3 Nomura Real Estate Master Fund,
Inc. 3,582
9,169 Omega Healthcare Investors, Inc. 264,159
Shares Common Stock (25.7%) Value
Real Estate (1.6%) - continued
5,572 One Liberty Properties, Inc. $ 85,976
6,536 Physicians Realty Trust 110,197
1,845 Plymouth Industrial REIT, Inc. 23,450
4,945 PotlatchDeltic Corporation 205,465
12,416 Preferred Apartment Communities,
Inc. 67,046
844 PSP Swiss Property AG 102,062
2,072 Quebecor, Inc. 48,071
23,981 Rayonier, Inc. REIT 608,638
14,846 Realty Income Corporation 858,990
28,241 Rexford Industrial Realty, Inc. 1,312,077
838 RMR Group, Inc. 22,341
4,000 Road King Infrastructure, Ltd. 4,757
35,377 Sabra Health Care REIT, Inc. 465,561
5,110 SBA Communications Corporation 1,483,791
71,702 Service Properties Trust 516,971
18,224 Spirit Realty Capital, Inc. 547,631
14,369 STAG Industrial, Inc. 447,163
16,566 Store Capital Corporation 425,746
161,538 Sunstone Hotel Investors, Inc. 1,198,612
3,164 TAG Immobilien AG 93,242
625 Terreno Realty Corporation 35,175
8,402 UDR, Inc. 262,478
6,152 UMH Properties, Inc. 83,852
267 Unibail-Rodamco-Westfield 10,808
3 United Urban Investment
Corporation 3,203
21,179 Uniti Group, Inc. 186,799
345 Universal Health Realty Income
Trust 18,447
634 Waypoint REIT, Ltd. 1,195
8,200 Wing Tai Holdings, Ltd. 10,747
7,105 WP Carey, Inc. 444,844
Total 49,700,209
Utilities (0.3%)
2,098 ALLETE, Inc. 108,215
14,194 Alliant Energy Corporation 784,644
7,724 Artesian Resources Corporation 272,117
4,244 Black Hills Corporation 240,465
39,229 CenterPoint Energy, Inc. 828,909
737 Chesapeake Utilities Corporation 71,644
11,883 CMS Energy Corporation 752,550
6,970 Consolidated Water Company,
Ltd. 70,118
2,514 DTE Energy Company 310,278
1,673 Duke Energy Corporation 154,100
1,932 Enagas SA 41,700
839 Enel SPA 6,671
12,425 Entergy Corporation 1,257,659
1,892 Essential Utilities, Inc. 77,950
1,966 Exelon Corporation 78,424
1,970 FirstEnergy Corporation 58,548
4,683 Hawaiian Electric Industries, Inc. 154,726
3,609 IDACORP, Inc. 316,618
888 Middlesex Water Company 56,956
1,921 National Fuel Gas Company 76,763
9,073 New Jersey Resources
Corporation 264,750
2,168 NextEra Energy, Inc. 158,719
132 Northland Power, Inc. 4,269
1,213 Northwest Natural Holding
Company 53,906
11,756 NorthWestern Corporation 612,840
7,842 OGE Energy Corporation 241,298

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
141
Shares Common Stock (25.7%) Value
Utilities (0.3%) - continued
4,050 Otter Tail Corporation $ 155,318
19,474 PNM Resources, Inc. 973,700
15,383 Portland General Electric
Company 604,552
1,630 South Jersey Industries, Inc. 31,410
3,198 Southwest Gas Holdings, Inc. 210,173
12,086 Spire, Inc. 677,299
11,210 UGI Corporation 362,531
3,471 Unitil Corporation 119,923
Total 10,189,743
Total Common Stock
(cost $671,349,030) 810,542,251
Principal
Amount Long-Term Fixed Income ( 18.4% ) Value
Asset-Backed Securities (0.7%)
Access Group, Inc.
$ 69,946
0.649%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
d,j
68,504
Aimco CLO 10, Ltd.
550,000
1.536%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
d,j
543,191
Aimco CLO 11, Ltd.
800,000
1.605%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
d,j
794,152
Ares CLO, Ltd.
700,000
1.618%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
d,j
689,732
Ares XXXIIR CLO, Ltd.
650,000
2.220%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
d,j
646,976
Benefit Street Partners CLO IV, Ltd.
400,000
1.468%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
d,j
397,568
450,000
1.968%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
d,j
442,883
Buttermilk Park CLO, Ltd.
1,150,000
1.637%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
d,j
1,130,609
Carlyle Global Market Strategies
CLO, Ltd.
750,000
1.687%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
d,j
728,239
Carvana Auto Receivables Trust
500,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
j
504,032
CBAM, Ltd.
800,000
1.517%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
d,j
794,686
Principal
Amount Long-Term Fixed Income (18.4%) Value
Asset-Backed Securities (0.7%) - continued
CIFC Funding, Ltd.
$ 300,000
1.805%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
d,j
$ 298,975
Colony American Finance Trust
829,246
2.835%,  6/15/2052, Ser.
2019-2, Class A
j
880,992
Commonbond Student Loan Trust
92,553
0.649%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
d,j
91,246
CoreVest American Finance Trust
986,193
2.705%,  10/15/2052, Ser.
2019-3, Class A
j
1,039,843
Dryden Senior Loan Fund
650,000
1.618%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
d,j
640,848
Earnest Student Loan Program,
LLC
148,566
3.020%,  5/25/2034, Ser.
2016-B, Class A2
j
149,568
ECMC Group Student Loan Trust
482,272
1.299%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
d,j
482,272
Flatiron CLO, Ltd.
300,000
1.970%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
c,d,j
299,939
Galaxy XX CLO, Ltd.
450,000
1.218%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
d,j
440,623
Golub Capital Partners, Ltd.
500,000
1.368%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
d,j
496,360
416,000
1.418%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
d,j
411,622
Harley Marine Financing, LLC
1,382,959
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
j
1,237,230
Home Partners of America Trust
948,754
2.908%,  9/17/2039, Ser.
2019-1, Class A
j
986,704
941,519
2.703%,  10/19/2039, Ser.
2019-2, Class A
j
979,621
Laurel Road Prime Student Loan
Trust
364,549
5.600%,  11/25/2043, Ser.
2018-D, Class A
d,j
376,913
Madison Park Funding XIV, Ltd.
525,000
1.616%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
d,j
515,869
Magnetite XII, Ltd.
450,000
1.337%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
d,j
444,226

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
142
Principal
Amount Long-Term Fixed Income (18.4%) Value
Asset-Backed Securities (0.7%) - continued
Mountain View CLO, Ltd.
$ 300,000
1.357%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
d,j
$ 293,429
National Collegiate Trust
272,476
0.444%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
d,j
264,867
Neuberger Berman CLO XIV, Ltd.
550,000
1.252%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
d,j
544,431
Neuberger Berman CLO, Ltd.
250,000
1.246%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
d,j
247,417
Octagon Investment Partners XVI,
Ltd.
100,000
1.618%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
d,j
97,808
OneMain Financial Issuance Trust
690,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
j
726,123
OZLM VIII, Ltd.
932,660
1.388%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
d,j
922,217
Palmer Square Loan Funding, Ltd.
400,000
1.868%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
d,j
395,775
PPM CLO 3, Ltd.
250,000
1.618%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
d,j
247,276
Pretium Mortgage Credit Partners,
LLC
518,335
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
j,k
518,284
Shackleton CLO, Ltd.
300,000
1.407%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
d,j
295,104
SLM Student Loan Trust
188,702
0.549%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
d
181,797
THL Credit Wind River CLO, Ltd.
225,000
1.652%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
d,j
224,050
Upstart Securitization Trust
450,000
1.702%,  11/20/2030, Ser.
2020-3, Class A
j
450,219
Voya CLO, Ltd.
349,454
1.437%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
d,j
344,761
Principal
Amount Long-Term Fixed Income (18.4%) Value
Asset-Backed Securities (0.7%) - continued
Whitebox CLO II, Ltd.
$ 350,000
2.492%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
d,j
$ 347,938
Total 22,614,919
Basic Materials (0.2%)
Air Products and Chemicals, Inc.
450,000 2.700%,  5/15/2040 470,326
Alcoa Nederland Holding BV
160,000 5.500%,  12/15/2027
j
168,400
Anglo American Capital plc
320,000 4.875%,  5/14/2025
j
364,189
BWAY Holding Company
150,000 5.500%,  4/15/2024
j
150,057
Cleveland-Cliffs, Inc.
130,000 5.750%,  3/1/2025 125,612
100,000 9.875%,  10/17/2025
j
114,375
DowDuPont, Inc.
425,000 4.493%,  11/15/2025 490,562
EI du Pont de Nemours &
Company
285,000 2.300%,  7/15/2030 297,730
First Quantum Minerals, Ltd.
215,000 7.500%,  4/1/2025
j
215,941
Freeport-McMoRan, Inc.
150,000 4.125%,  3/1/2028 153,094
165,000 4.250%,  3/1/2030 173,352
Glencore Funding, LLC
84,000 4.125%,  5/30/2023
j
89,881
115,000 4.000%,  3/27/2027
j
125,151
Ingevity Corporation
190,000 3.875%,  11/1/2028
j
192,888
International Paper Company
230,000 4.350%,  8/15/2048 283,353
Kinross Gold Corporation
6,000 5.125%,  9/1/2021 6,156
168,000 5.950%,  3/15/2024 190,578
265,000 4.500%,  7/15/2027 301,707
Krayton Polymers, LLC
200,000 7.000%,  4/15/2025
j
206,250
Methanex Corporation
240,000 5.250%,  12/15/2029 243,174
Norbord, Inc.
220,000 5.750%,  7/15/2027
j
231,000
Novelis Corporation
230,000 5.875%,  9/30/2026
j
237,332
70,000 4.750%,  1/30/2030
j
70,988
OCI NV
200,000 4.625%,  10/15/2025
j
202,540
Olin Corporation
220,000 5.125%,  9/15/2027 223,300
Peabody Securities Finance
Corporation
220,000 6.375%,  3/31/2025
j
64,350
Sherwin-Williams Company
207,000 3.125%,  6/1/2024 224,151
Steel Dynamics, Inc.
400,000 1.650%,  10/15/2027 396,751

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
143
Principal
Amount Long-Term Fixed Income (18.4%) Value
Basic Materials (0.2%) - continued
Syngenta Finance NV
$ 275,000 3.933%,  4/23/2021
j
$ 278,529
Teck Resources, Ltd.
350,000 6.125%,  10/1/2035 405,086
Tronox Finance plc
100,000 5.750%,  10/1/2025
j
99,750
Vale Overseas, Ltd.
130,000 6.250%,  8/10/2026 155,116
77,000 6.875%,  11/21/2036 103,373
WestRock Company
215,000 3.750%,  3/15/2025 239,094
Xstrata Finance Canada, Ltd.
9,000 4.950%,  11/15/2021
j
9,375
Total 7,303,511
Capital Goods (0.4%)
AECOM
415,000 5.125%,  3/15/2027 453,885
Amsted Industries, Inc.
280,000 5.625%,  7/1/2027
j
294,700
Ardagh Packaging Finance plc
280,000 5.250%,  8/15/2027
j
288,319
BAE Systems plc
475,000 1.900%,  2/15/2031
j
471,515
Berry Global, Inc.
170,000 4.875%,  7/15/2026
j
178,075
Boeing Company
400,000 5.040%,  5/1/2027 439,308
400,000 5.705%,  5/1/2040 460,049
Carrier Global Corporation
425,000 2.700%,  2/15/2031
j
444,187
Cintas Corporation No. 2
9,000 2.900%,  4/1/2022 9,312
135,000 3.700%,  4/1/2027 154,017
CNH Industrial Capital, LLC
200,000 4.875%,  4/1/2021 203,084
CNH Industrial NV
125,000 3.850%,  11/15/2027 135,562
Covanta Holding Corporation
210,000 6.000%,  1/1/2027 218,702
45,000 5.000%,  9/1/2030 46,012
Crown Americas Capital
Corporation IV
280,000 4.500%,  1/15/2023 291,200
Crown Cork & Seal Company, Inc.
110,000 7.375%,  12/15/2026 131,792
Emerson Electric Company
450,000 1.800%,  10/15/2027 466,905
H&E Equipment Services, Inc.
200,000 5.625%,  9/1/2025 207,500
Howmet Aerospace, Inc.
160,000 6.875%,  5/1/2025 178,000
Ingersoll-Rand Luxembourg
Finance SA
450,000 3.500%,  3/21/2026 506,635
Jeld-Wen, Inc.
140,000 6.250%,  5/15/2025
j
149,450
30,000 4.625%,  12/15/2025
j
30,375
L3Harris Technologies, Inc.
333,000 3.950%,  5/28/2024 364,561
Principal
Amount Long-Term Fixed Income (18.4%) Value
Capital Goods (0.4%) - continued
Lockheed Martin Corporation
$ 184,000 3.600%,  3/1/2035 $ 218,561
168,000 4.500%,  5/15/2036 213,129
46,000 6.150%,  9/1/2036 67,008
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 368,201
Owens-Brockway Glass Container,
Inc.
70,000 5.875%,  8/15/2023
j
73,649
Republic Services, Inc.
130,000 2.900%,  7/1/2026 142,640
Reynolds Group Issuer, Inc.
33,000 5.125%,  7/15/2023
j
33,412
Roper Technologies, Inc.
70,000 3.650%,  9/15/2023 75,797
225,000 1.400%,  9/15/2027 224,881
116,000 4.200%,  9/15/2028 137,373
225,000 1.750%,  2/15/2031 221,634
Siemens
Financieringsmaatschappij NV
362,000 4.200%,  3/16/2047
j
463,181
SRM Escrow Issuer, LLC
200,000 6.000%,  11/1/2028
c,j
200,000
Standard Industries, Inc.
310,000 4.375%,  7/15/2030
j
319,300
Textron, Inc.
300,000 3.375%,  3/1/2028 323,297
TransDigm, Inc.
115,000 6.250%,  3/15/2026
j
119,888
320,000 5.500%,  11/15/2027 311,984
United Rentals North America, Inc.
150,000 5.875%,  9/15/2026 157,856
430,000 4.000%,  7/15/2030 438,643
United Technologies Corporation
225,000 4.450%,  11/16/2038 274,482
400,000 3.750%,  11/1/2046 455,974
WESCO Distribution, Inc.
70,000 7.250%,  6/15/2028
j
76,628
Total 11,040,663
Collateralized Mortgage Obligations (0.8%)
Ajax Mortgage Loan Trust
590,750
4.360%,  9/25/2065, Ser.
2018-C, Class A
d,j
600,063
Angel Oak Mortgage Trust I, LLC
282,072
3.500%,  7/25/2046, Ser.
2016-1, Class A1
j
292,861
617,506
3.674%,  7/27/2048, Ser.
2018-2, Class A1
d,j
625,123
Banc of America Alternative Loan
Trust
21,986
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 20,777
Bellemeade Re, Ltd.
112,009
1.749%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
d,j
110,906
157,001
1.249%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
d,j
156,700

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
144
Principal
Amount Long-Term Fixed Income (18.4%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
$ 579,208
2.799%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
d,j
$ 580,220
BRAVO Residential Funding Trust
360,225
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
j
371,416
Business Jet Securities, LLC
550,000
2.981%,  11/15/2035, Ser.
2020-1A, Class A
j
553,328
CHL Mortgage Pass-Through Trust
1,391,484
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,101,889
CIM Trust
728,762
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
d,j
774,696
Citicorp Mortgage Securities, Inc.
495,721
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 481,691
Citigroup Mortgage Loan Trust,
Inc.
96,232
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 98,013
7,982
3.735%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
6,792
Countrywide Alternative Loan Trust
76,955
2.714%,  10/25/2035, Ser.
2005-43, Class 4A1
d
73,729
120,043
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 66,522
327,772
7.000%,  10/25/2037, Ser.
2007-24, Class A10 181,783
Countrywide Home Loan
Mortgage Pass Through Trust
47,115
2.739%,  11/25/2035, Ser.
2005-22, Class 2A1
d
44,195
Countrywide Home Loans, Inc.
108,935
5.750%,  4/25/2037, Ser.
2007-3, Class A27 80,261
Credit Suisse First Boston
Mortgage Securities Corporation
17,040
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 17,055
Credit Suisse Mortgage Capital
Certificates
354,582
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
j,k
354,553
Credit Suisse Mortgage Trust
420,471
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
j
420,411
725,715
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
d,j
777,699
1,517,255
3.503%,  2/25/2060, Ser.
2020-RPL2, Class A12
d,j
1,517,403
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
45,130
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 39,690
Ellington Financial Mortgage Trust
701,811
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
d,j
719,088
Principal
Amount Long-Term Fixed Income (18.4%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 6,500,000
2.000%,  11/25/2050, Ser.
5038, Class NI
l
$ 724,982
245,332
4.000%,  7/15/2031, Ser.
4104, Class KI
l
14,277
201,771
3.000%,  2/15/2033, Ser.
4170, Class IG
l
19,597
659,984
3.000%,  3/15/2033, Ser.
4180, Class PI
l
68,026
Federal National Mortgage
Association - REMIC
1,164,059
3.000%,  12/25/2027, Ser.
2012-137, Class AI
l
69,613
FWD Securitization Trust
1,113,597
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
d,j
1,138,433
Galton Funding Mortgage Trust
2017-1
265,947
4.500%,  10/25/2058, Ser.
2018-2, Class A41
d,j
271,475
GS Mortgage-Backed Securities
Trust
283,711
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
d,j
288,455
J.P. Morgan Alternative Loan Trust
79,398
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 63,599
MASTR Alternative Loans Trust
198,294
0.599%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
d
33,066
Merrill Lynch Alternative Note
Asset Trust
96,696
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 63,614
MFRA Trust
370,454
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
j,k
371,873
New Residential Mortgage Loan
Trust
482,658
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
j,k
483,316
New York Mortgage Trust
600,000
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
d,j
599,600
Preston Ridge Partners Mortgage
Trust, LLC
486,125
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
d,j
488,642
439,183
2.857%,  9/25/2025, Ser.
2020-3A1, Class A1
j,k
439,190
RCO Mortgage, LLC
891,221
3.475%,  11/25/2024, Ser.
2019-2, Class A1
j,k
891,204
348,464
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
d,j
348,526
Residential Accredit Loans, Inc.
Trust
209,357
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 208,813
29,258
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 29,109

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
145
Principal
Amount Long-Term Fixed Income (18.4%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
Residential Funding Mortgage
Security I Trust
$ 30,830
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 $ 28,818
Sequoia Mortgage Trust
165,625
3.207%,  9/20/2046, Ser.
2007-1, Class 4A1
d
128,297
Silver Hill Trust
302,321
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
d,j
311,553
Starwood Mortgage Residential
Trust
224,181
2.718%,  4/25/2060, Ser.
2020-2, Class A1
d,j
225,000
Structured Adjustable Rate
Mortgage Loan Trust
36,489
3.193%,  9/25/2035, Ser.
2005-18, Class 1A1
d
29,276
Structured Asset Mortgage
Investments, Inc.
51,055
0.459%,  (LIBOR 1M +
0.310%), 12/25/2035, Ser.
2005-AR4, Class A1
d
47,772
Toorak Mortgage Corporation
1,250,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
j,k
1,269,249
2,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 2,040,010
400,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
j,k
400,997
Verus Securitization Trust
66,681
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
d,j
66,836
88,779
3.836%,  2/25/2059, Ser.
2019-1, Class A1
d,j
89,533
83,773
3.211%,  5/25/2059, Ser.
2019-2, Class A1
d,j
84,588
169,468
3.345%,  5/25/2059, Ser.
2019-2, Class A2
d,j
171,051
587,980
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
d,j
601,117
426,625
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
d,j
433,761
373,626
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
d,j
377,562
1,285,555
3.626%,  4/25/2060, Ser.
2020-3, Class A1
d,j
1,319,009
405,770
2.226%,  5/25/2060, Ser.
2020-2, Class A1
d,j
409,022
WaMu Mortgage Pass Through
Certificates
45,251
3.037%,  9/25/2036, Ser.
2006-AR10, Class 1A2
d
42,900
96,577
3.024%,  10/25/2036, Ser.
2006-AR12, Class 1A1
d
93,971
Total 24,852,596
Commercial Mortgage-Backed Securities (0.2%)
BBCMS Mortgage Trust
3,600,000
1.976%,  10/15/2053, Ser.
2020-C8, Class XA
d,l
510,508
Principal
Amount Long-Term Fixed Income (18.4%) Value
Commercial Mortgage-Backed Securities (0.2%)
- continued
BFLD Trust
$ 550,000
1.298%,  (LIBOR 1M +
1.150%), 10/15/2025, Ser.
2020-EYP, Class A
d,j
$ 550,000
200,000
1.848%,  (LIBOR 1M +
1.700%), 10/15/2025, Ser.
2020-EYP, Class B
d,j
200,000
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
428,873
3.000%,  3/15/2045, Ser.
4741, Class GA 443,518
Federal National Mortgage
Association - ACES
5,999,037
1.770%,  12/25/2028, Ser.
2020-M11, Class IO
d,l
697,717
GS Mortgage Securities Trust
700,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 753,369
800,000
3.470%,  11/10/2048, Ser.
2015-GS1, Class A2 859,448
Morgan Stanley Capital I Trust
3,747,917
1.847%,  7/15/2053, Ser.
2020-HR8, Class XA
d,l
550,736
Total 4,565,296
Communications Services (0.7%)
Altice France SA
130,000 5.500%,  1/15/2028
j
131,706
American Tower Corporation
290,000 2.900%,  1/15/2030 308,941
450,000 2.100%,  6/15/2030 451,404
AT&T, Inc.
169,000 3.500%,  9/15/2053
j
160,015
450,000 2.300%,  6/1/2027 466,913
550,000 4.350%,  3/1/2029 639,202
97,000 4.300%,  2/15/2030 113,052
180,000 5.250%,  3/1/2037 224,152
180,000 4.900%,  8/15/2037 216,414
125,000 5.550%,  8/15/2041 157,593
500,000 3.100%,  2/1/2043 474,531
British Telecommunications plc
425,000 4.500%,  12/4/2023 469,132
Cable One, Inc.
70,000 4.000%,  11/15/2030
c,j
71,050
CCO Holdings, LLC
275,000 5.500%,  5/1/2026
j
286,000
190,000 5.125%,  5/1/2027
j
199,500
470,000 4.750%,  3/1/2030
j
494,370
60,000 4.500%,  8/15/2030
j
62,325
110,000 4.250%,  2/1/2031
j
112,475
Charter Communications
Operating, LLC
77,000 6.834%,  10/23/2055 108,376
200,000 4.500%,  2/1/2024 221,272
250,000 4.200%,  3/15/2028 283,371
640,000 6.484%,  10/23/2045 858,606
Comcast Corporation
400,000 4.950%,  10/15/2058 575,737
225,000 4.049%,  11/1/2052 274,426

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
146
Principal
Amount Long-Term Fixed Income (18.4%) Value
Communications Services (0.7%) - continued
$ 245,000 3.950%,  10/15/2025 $ 280,706
400,000 4.250%,  10/15/2030 486,241
360,000 4.400%,  8/15/2035 451,080
243,000 4.750%,  3/1/2044 318,996
150,000 4.600%,  8/15/2045 195,639
Cox Communications, Inc.
250,000 3.350%,  9/15/2026
j
277,248
Crown Castle International
Corporation
126,000 5.250%,  1/15/2023 138,146
184,000 3.200%,  9/1/2024 198,455
CSC Holdings, LLC
190,000 5.500%,  5/15/2026
j
197,363
130,000 4.125%,  12/1/2030
j
132,181
380,000 4.625%,  12/1/2030
j
379,897
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 267,338
Embarq Corporation
200,000 7.995%,  6/1/2036 234,500
Entercom Media Corporation
110,000 6.500%,  5/1/2027
j
95,709
Fox Corporation
270,000 3.500%,  4/8/2030 301,976
Front Range BidCo, Inc.
270,000 4.000%,  3/1/2027
j
265,004
Frontier Communications
Corporation
90,000 5.875%,  10/15/2027
j
91,688
GCI, LLC
120,000 4.750%,  10/15/2028
j
123,864
Gray Television, Inc.
205,000 5.875%,  7/15/2026
j
213,372
Hughes Satellite Systems
Corporation
70,000 6.625%,  8/1/2026 75,819
iHeartCommunications, Inc.
240,000 4.750%,  1/15/2028
j
229,200
Level 3 Financing, Inc.
330,000 4.625%,  9/15/2027
j
336,600
240,000 4.250%,  7/1/2028
j
241,200
Meredith Corporation
170,000 6.500%,  7/1/2025
j
174,675
Netflix, Inc.
400,000 4.875%,  4/15/2028 449,880
Nexstar Escrow Corporation
170,000 5.625%,  7/15/2027
j
177,225
Nielsen Finance, LLC
60,000 5.625%,  10/1/2028
j
62,100
Omnicom Group, Inc.
85,000 3.600%,  4/15/2026 95,294
135,000 4.200%,  6/1/2030 157,134
SBA Communications Corporation
140,000 3.875%,  2/15/2027
j
142,275
SFR Group SA
310,000 7.375%,  5/1/2026
j
323,563
Sirius XM Radio, Inc.
400,000 5.000%,  8/1/2027
j
419,000
140,000 4.125%,  7/1/2030
j
143,921
Sprint Capital Corporation
120,000 6.875%,  11/15/2028 151,650
90,000 8.750%,  3/15/2032 134,681
Principal
Amount Long-Term Fixed Income (18.4%) Value
Communications Services (0.7%) - continued
Sprint Corporation
$ 140,000 7.250%,  9/15/2021 $ 145,821
110,000 7.125%,  6/15/2024 126,522
405,000 7.625%,  2/15/2025 477,900
Telefonica Emisiones SAU
375,000 4.570%,  4/27/2023 410,828
Telesat Canada / Telesat, LLC
140,000 4.875%,  6/1/2027
j
142,450
Time Warner Entertainment
Company, LP
160,000 8.375%,  3/15/2023 187,282
T-Mobile USA, Inc.
475,000 3.750%,  4/15/2027
j
529,326
400,000 4.375%,  4/15/2040
j
461,996
Univision Communications, Inc.
230,000 6.625%,  6/1/2027
j
232,588
VeriSign, Inc.
240,000 4.750%,  7/15/2027 254,400
Verizon Communications, Inc.
385,000 3.376%,  2/15/2025 427,259
842,000 4.272%,  1/15/2036 1,026,166
Viacom, Inc.
126,000 5.850%,  9/1/2043 158,035
ViaSat, Inc.
90,000 5.625%,  9/15/2025
j
90,536
Virgin Media Secured Finance plc
330,000 5.500%,  8/15/2026
j
343,316
Vodafone Group plc
450,000 4.875%,  6/19/2049 556,621
VTR Finance NV
90,000 6.375%,  7/15/2028
j
95,850
Walt Disney Company
500,000 2.200%,  1/13/2028 522,081
475,000 2.650%,  1/13/2031 509,566
300,000 3.500%,  5/13/2040 334,407
Ziggo BV
180,000 5.500%,  1/15/2027
j
186,750
Total 22,543,883
Consumer Cyclical (0.6%)
1011778 B.C., ULC
400,000 4.375%,  1/15/2028
j
405,000
Allied Universal Holdco, LLC
140,000 6.625%,  7/15/2026
j
146,475
Allison Transmission, Inc.
280,000 5.000%,  10/1/2024
j
282,506
Amazon.com, Inc.
450,000 1.500%,  6/3/2030 452,918
230,000 3.875%,  8/22/2037 281,118
138,000 4.050%,  8/22/2047 176,239
American Axle & Manufacturing,
Inc.
90,000 6.500%,  4/1/2027 90,675
American Honda Finance
Corporation
450,000 2.150%,  9/10/2024 473,253
Brookfield Property REIT, Inc.
70,000 5.750%,  5/15/2026
j
58,100

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
147
Principal
Amount Long-Term Fixed Income (18.4%) Value
Consumer Cyclical (0.6%) - continued
Brookfield Residential Properties,
Inc.
$ 400,000 6.250%,  9/15/2027
j
$ 409,880
Carnival Corporation
80,000 11.500%,  4/1/2023
j
88,400
90,000 10.500%,  2/1/2026
j
97,875
Cedar Fair, LP
180,000 5.250%,  7/15/2029 163,350
Colt Merger Sub, Inc.
280,000 6.250%,  7/1/2025
j
287,489
CVS Health Corporation
450,000 3.625%,  4/1/2027 503,485
D.R. Horton, Inc.
228,000 2.550%,  12/1/2020 228,341
450,000 2.600%,  10/15/2025 480,046
Dana, Inc.
180,000 5.625%,  6/15/2028
h
188,946
Ford Motor Company
80,000 9.000%,  4/22/2025 94,100
40,000 9.625%,  4/22/2030 53,700
160,000 7.450%,  7/16/2031 190,600
Ford Motor Credit Company, LLC
450,000 4.063%,  11/1/2024 451,260
240,000 4.134%,  8/4/2025 238,394
General Motors Company
450,000 6.125%,  10/1/2025 527,359
450,000 6.800%,  10/1/2027 551,926
General Motors Financial
Company, Inc.
9,000 4.375%,  9/25/2021 9,278
235,000 3.150%,  6/30/2022 241,747
84,000 3.950%,  4/13/2024 89,717
Hanesbrands, Inc.
300,000 4.875%,  5/15/2026
j
324,459
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
j
113,094
Hilton Domestic Operating
Company, Inc.
390,000 4.875%,  1/15/2030 401,212
Home Depot, Inc.
215,000 5.400%,  9/15/2040 302,802
126,000 4.250%,  4/1/2046 160,039
730,000 3.900%,  6/15/2047 881,140
Hyundai Capital America
225,000 1.250%,  9/18/2023
j
225,548
International Game Technology plc
190,000 5.250%,  1/15/2029
j
188,100
KB Home
150,000 4.800%,  11/15/2029 162,000
L Brands, Inc.
110,000 6.625%,  10/1/2030
j
115,500
Landry's, Inc.
150,000 6.750%,  10/15/2024
j
127,015
Lennar Corporation
215,000 4.125%,  1/15/2022 220,106
60,000 4.750%,  11/15/2022 63,072
475,000 4.875%,  12/15/2023 514,544
145,000 4.500%,  4/30/2024 156,256
Mastercard, Inc.
360,000 3.300%,  3/26/2027 407,127
320,000 3.950%,  2/26/2048 398,228
Principal
Amount Long-Term Fixed Income (18.4%) Value
Consumer Cyclical (0.6%) - continued
Mattamy Group Corporation
$ 345,000 5.250%,  12/15/2027
j
$ 364,837
McDonald's Corporation
450,000 2.125%,  3/1/2030 466,264
275,000 4.450%,  3/1/2047 336,510
MGM Resorts International
290,000 6.000%,  3/15/2023 300,875
20,000 5.750%,  6/15/2025 20,775
Norwegian Cruise Line Holdings,
Ltd.
90,000 10.250%,  2/1/2026
j
92,475
Prime Security Services Borrower,
LLC
360,000 5.750%,  4/15/2026
j
383,400
70,000 3.375%,  8/31/2027
j
67,550
Royal Caribbean Cruises, Ltd.
90,000 9.125%,  6/15/2023
j
93,713
70,000 11.500%,  6/1/2025
j
80,063
Scientific Games International, Inc.
200,000 5.000%,  10/15/2025
j
200,750
ServiceMaster Company, LLC
320,000 5.125%,  11/15/2024
j
328,480
Six Flags Entertainment
Corporation
120,000 5.500%,  4/15/2027
h,j
111,636
Six Flags Theme Parks, Inc.
80,000 7.000%,  7/1/2025
j
84,700
Staples, Inc.
220,000 7.500%,  4/15/2026
j
205,700
Target Corporation
425,000 2.250%,  4/15/2025 453,631
TJX Companies, Inc.
200,000 3.750%,  4/15/2027 230,465
270,000 3.875%,  4/15/2030 319,447
ViacomCBS, Inc.
500,000 4.200%,  5/19/2032 574,458
Visa, Inc.
225,000 2.700%,  4/15/2040 239,718
Volkswagen Group of America
Finance, LLC
500,000 4.250%,  11/13/2023
j
549,103
Walmart, Inc.
400,000 3.250%,  7/8/2029 461,560
Wyndham Destinations, Inc.
110,000 6.625%,  7/31/2026
j
117,035
Wyndham Hotels & Resorts, Inc.
70,000 4.375%,  8/15/2028
j
69,574
Yum! Brands, Inc.
290,000 4.750%,  1/15/2030
j
311,086
ZF North America Capital, Inc.
90,000 4.750%,  4/29/2025
j
93,150
Total 18,579,374
Consumer Non-Cyclical (0.9%)
Abbott Laboratories
80,000 3.400%,  11/30/2023 86,744
79,000 3.750%,  11/30/2026 91,693
381,000 4.750%,  11/30/2036 506,306
AbbVie, Inc.
6,000 2.900%,  11/6/2022 6,283

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
148
Principal
Amount Long-Term Fixed Income (18.4%) Value
Consumer Non-Cyclical (0.9%) - continued
$ 400,000 2.800%,  3/15/2023
j
$ 417,547
210,000 3.600%,  5/14/2025 232,742
275,000 2.950%,  11/21/2026
j
300,281
105,000 4.700%,  5/14/2045 127,977
750,000 4.875%,  11/14/2048 944,196
Albertson's Companies, Inc.
350,000 7.500%,  3/15/2026
j
387,800
225,000 3.500%,  3/15/2029
j
218,273
Altria Group, Inc.
300,000 4.400%,  2/14/2026 345,831
955,000 5.800%,  2/14/2039 1,204,214
Amgen, Inc.
450,000 3.375%,  2/21/2050 474,505
125,000 3.125%,  5/1/2025 136,437
Anheuser-Busch Companies, LLC
484,000 3.650%,  2/1/2026 542,540
336,000 4.700%,  2/1/2036 411,310
Anheuser-Busch InBev Worldwide,
Inc.
550,000 4.750%,  4/15/2058 660,794
250,000 3.500%,  6/1/2030 282,067
290,000 4.375%,  4/15/2038 338,204
90,000 4.600%,  4/15/2048 106,618
Anthem, Inc.
360,000 3.125%,  5/15/2050 369,418
230,000 4.625%,  5/15/2042 285,161
Aramark Services, Inc.
90,000 6.375%,  5/1/2025
j
94,399
BAT Capital Corporation
184,000 4.540%,  8/15/2047 192,898
Bausch Health Companies, Inc.
50,000 5.000%,  1/30/2028
j
49,419
Baxalta, Inc.
118,000 4.000%,  6/23/2025 133,030
Becton, Dickinson and Company
475,000 3.794%,  5/20/2050 526,716
196,000 3.734%,  12/15/2024 216,142
225,000 3.700%,  6/6/2027 254,651
Bunge, Ltd. Finance Corporation
80,000 3.500%,  11/24/2020 80,141
Campbell Soup Company
135,000 2.375%,  4/24/2030 139,181
Cargill, Inc.
450,000 3.250%,  5/23/2029
j
498,529
Centene Corporation
100,000 4.750%,  1/15/2025 102,750
60,000 4.250%,  12/15/2027 63,150
150,000 4.625%,  12/15/2029 163,310
270,000 3.000%,  10/15/2030 280,382
Central Garden & Pet Company
160,000 4.125%,  10/15/2030 161,800
Cigna Corporation
400,000 4.800%,  8/15/2038 495,513
Clorox Company
300,000 3.100%,  10/1/2027 334,721
Conagra Brands, Inc.
230,000 4.300%,  5/1/2024 256,725
Constellation Brands, Inc.
210,000 3.600%,  2/15/2028 236,248
180,000 2.875%,  5/1/2030 193,588
Principal
Amount Long-Term Fixed Income (18.4%) Value
Consumer Non-Cyclical (0.9%) - continued
CVS Health Corporation
$ 6,000 2.750%,  12/1/2022 $ 6,247
65,000 4.100%,  3/25/2025 73,323
550,000 4.875%,  7/20/2035 687,614
DaVita, Inc.
220,000 4.625%,  6/1/2030
j
223,772
DENTSPLY SIRONA, Inc.
550,000 3.250%,  6/1/2030 595,684
Edgewell Personal Care Company
90,000 5.500%,  6/1/2028
j
94,588
Encompass Health Corporation
240,000 4.500%,  2/1/2028 245,789
Energizer Holdings, Inc.
290,000 4.750%,  6/15/2028
j
298,445
Express Scripts Holding Company
425,000 4.800%,  7/15/2046 454,440
General Mills, Inc.
240,000 2.875%,  4/15/2030 259,755
Gilead Sciences, Inc.
775,000 2.600%,  10/1/2040 745,745
H. J. Heinz Company
40,000 5.200%,  7/15/2045 44,157
HCA, Inc.
570,000 5.375%,  2/1/2025 631,178
HLF Financing SARL, LLC
130,000 7.250%,  8/15/2026
j
133,818
Imperial Brands Finance plc
475,000 3.875%,  7/26/2029
j
521,374
JBS Investments II GmbH
110,000 5.750%,  1/15/2028
j
115,569
JBS USA, LLC
135,000 5.750%,  6/15/2025
j
138,780
170,000 5.500%,  1/15/2030
j
184,875
Kash N Karry Food Stores, Inc.
140,000 5.625%,  10/15/2028
j
142,632
Kellogg Company
500,000 2.100%,  6/1/2030 510,411
Keurig Dr. Pepper, Inc.
375,000 3.200%,  5/1/2030 417,760
Kimberly-Clark Corporation
270,000 3.100%,  3/26/2030 307,727
230,000 3.900%,  5/4/2047 289,149
Kraft Foods Group, Inc.
210,000 5.000%,  6/4/2042 230,034
Kraft Heinz Foods Company
350,000 4.625%,  1/30/2029 390,089
310,000 3.750%,  4/1/2030
j
325,333
Medtronic, Inc.
13,000 4.625%,  3/15/2045 17,580
Molina Healthcare, Inc.
160,000 4.375%,  6/15/2028
j
164,000
Mondelez International Holdings
Netherlands BV
10,000 2.000%,  10/28/2021
j
10,145
Mondelez International, Inc.
150,000 2.750%,  4/13/2030 161,480
MPH Acquisition Holdings, LLC
130,000 5.750%,  11/1/2028
j
127,400
Mylan, Inc.
45,000 3.125%,  1/15/2023
j
47,265

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
149
Principal
Amount Long-Term Fixed Income (18.4%) Value
Consumer Non-Cyclical (0.9%) - continued
$ 380,000 4.550%,  4/15/2028 $ 440,742
Par Pharmaceutical, Inc.
200,000 7.500%,  4/1/2027
j
212,000
Pernod Ricard SA
10,000 5.750%,  4/7/2021
j
10,224
Pilgrim's Pride Corporation
80,000 5.875%,  9/30/2027
j
84,510
Quest Diagnostics, Inc.
500,000 2.800%,  6/30/2031 534,532
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 315,305
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
j
167,955
Scotts Miracle-Gro Company
220,000 4.500%,  10/15/2029 233,750
Simmons Foods, Inc.
135,000 5.750%,  11/1/2024
j
133,819
Smithfield Foods, Inc.
165,000 2.650%,  10/3/2021
j
165,825
Spectrum Brands, Inc.
70,000 5.500%,  7/15/2030
j
74,900
Sysco Corporation
375,000 6.600%,  4/1/2040 512,220
Teleflex, Inc.
230,000 4.625%,  11/15/2027 242,541
Tenet Healthcare Corporation
100,000 4.625%,  7/15/2024 101,690
300,000 5.125%,  11/1/2027
j
308,910
Teva Pharmaceutical Finance
Netherlands III BV
3,000 2.200%,  7/21/2021 2,953
220,000 2.800%,  7/21/2023 208,652
Thermo Fisher Scientific, Inc.
270,000 4.133%,  3/25/2025 306,823
Tyson Foods, Inc.
92,000 3.550%,  6/2/2027 103,998
UnitedHealth Group, Inc.
250,000 2.950%,  10/15/2027 277,119
755,000 4.625%,  7/15/2035 988,380
VRX Escrow Corporation
670,000 6.125%,  4/15/2025
j
688,760
Zoetis, Inc.
288,000 4.700%,  2/1/2043 377,224
Total 28,039,224
Energy (0.5%)
Antero Resources Corporation
30,000 5.625%,  6/1/2023 25,200
135,000 5.000%,  3/1/2025 101,250
Apache Corporation
80,000 4.875%,  11/15/2027 75,080
140,000 4.375%,  10/15/2028 128,674
110,000 5.100%,  9/1/2040 100,982
Archrock Partners, LP
120,000 6.250%,  4/1/2028
j
115,800
BP Capital Markets America, Inc.
45,000 3.119%,  5/4/2026 49,200
250,000 3.543%,  4/6/2027 277,184
BP Capital Markets plc
350,000 3.279%,  9/19/2027 383,924
Principal
Amount Long-Term Fixed Income (18.4%) Value
Energy (0.5%) - continued
Buckeye Partners, LP
$ 40,000 4.125%,  3/1/2025
j
$ 37,900
165,000 3.950%,  12/1/2026 153,037
65,000 4.125%,  12/1/2027 61,100
Canadian Natural Resources, Ltd.
200,000 3.450%,  11/15/2021 204,224
140,000 2.050%,  7/15/2025 141,564
215,000 2.950%,  7/15/2030 210,503
Canadian Oil Sands, Ltd.
125,000 9.400%,  9/1/2021
j
131,472
Cenovus Energy, Inc.
60,000 5.375%,  7/15/2025 63,225
Cheniere Energy Partners, LP
425,000 5.625%,  10/1/2026 435,625
Comstock Resources, Inc.
100,000 9.750%,  8/15/2026 105,375
ConocoPhillips
230,000 6.500%,  2/1/2039 328,493
Continental Resources, Inc.
115,000 5.000%,  9/15/2022 113,275
100,000 4.500%,  4/15/2023 95,762
Diamondback Energy, Inc.
300,000 3.500%,  12/1/2029 298,261
El Paso Pipeline Partners
Operating Company, LLC
135,000 4.300%,  5/1/2024 148,103
Enagas SA
365,000 5.500%,  1/15/2028
j
335,431
Endeavor Energy Resources, LP
60,000 5.500%,  1/30/2026
j
60,300
170,000 5.750%,  1/30/2028
j
176,375
Energy Transfer Operating, LP
75,000 4.200%,  9/15/2023 79,032
330,000 6.000%,  6/15/2048 336,885
Energy Transfer Partners, LP
90,000 4.900%,  3/15/2035 88,339
125,000 5.150%,  2/1/2043 116,192
EnLink Midstream Partners, LP
140,000 4.850%,  7/15/2026 119,483
180,000 5.600%,  4/1/2044 111,150
Enterprise Products Operating,
LLC
48,000 5.100%,  2/15/2045 56,055
EOG Resources, Inc.
10,000 2.625%,  3/15/2023 10,456
375,000 4.375%,  4/15/2030 440,762
EQM Midstream Partners, LP
160,000 6.500%,  7/1/2027
j
167,807
70,000 5.500%,  7/15/2028 70,892
70,000 6.500%,  7/15/2048 66,229
EQT Corporation
240,000 3.900%,  10/1/2027 230,477
Equinor ASA
540,000 3.000%,  4/6/2027 590,878
Exxon Mobil Corporation
400,000 3.452%,  4/15/2051 422,303
Harvest Midstream, LP
120,000 7.500%,  9/1/2028
j
119,100
Hess Midstream Operations, LP
110,000 5.625%,  2/15/2026
j
110,000

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
150
Principal
Amount Long-Term Fixed Income (18.4%) Value
Energy (0.5%) - continued
Kinder Morgan Energy Partners,
LP
$ 12,000 3.450%,  2/15/2023 $ 12,596
225,000 6.500%,  9/1/2039 279,496
Magellan Midstream Partners, LP
120,000 5.000%,  3/1/2026 140,846
Marathon Oil Corporation
375,000 4.400%,  7/15/2027 376,649
Marathon Petroleum Corporation
276,000 4.750%,  12/15/2023 303,110
59,000 6.500%,  3/1/2041 68,680
MPLX, LP
9,000 4.500%,  7/15/2023 9,717
500,000 4.875%,  12/1/2024 559,906
276,000 4.875%,  6/1/2025 311,521
Murphy Oil Corporation
90,000 5.875%,  12/1/2027 71,017
Newfield Exploration Company
180,000 5.625%,  7/1/2024 174,141
210,000 5.375%,  1/1/2026 197,358
Noble Energy, Inc.
600,000 5.050%,  11/15/2044 781,773
Occidental Petroleum Corporation
128,000 2.700%,  8/15/2022 118,368
50,000 3.450%,  7/15/2024 40,500
270,000 2.900%,  8/15/2024 224,775
90,000 3.400%,  4/15/2026 70,396
80,000 8.500%,  7/15/2027 76,400
160,000 3.500%,  8/15/2029 115,434
90,000 6.450%,  9/15/2036 72,900
230,000 4.400%,  4/15/2046 154,611
ONEOK, Inc.
360,000 2.200%,  9/15/2025 354,283
Parsley Energy, LLC
180,000 5.625%,  10/15/2027
j
191,475
Pioneer Natural Resources
Company
85,000 4.450%,  1/15/2026 98,262
Plains All American Pipeline, LP
500,000 4.500%,  12/15/2026 529,947
500,000 3.550%,  12/15/2029 478,893
QEP Resources, Inc.
90,000 5.625%,  3/1/2026 57,150
Range Resources Corporation
70,000 9.250%,  2/1/2026
j
74,200
Regency Energy Partners, LP
168,000 5.875%,  3/1/2022 175,577
Sabine Pass Liquefaction, LLC
141,000 6.250%,  3/15/2022 149,012
166,000 5.625%,  4/15/2023 181,287
185,000 5.750%,  5/15/2024 208,325
Schlumberger Holdings
Corporation
155,000 4.000%,  12/21/2025
j
172,740
Southwestern Energy Company
240,000 7.500%,  4/1/2026 244,272
Suncor Energy, Inc.
95,000 3.600%,  12/1/2024 103,092
Sunoco Logistics Partners
Operations, LP
10,000 4.400%,  4/1/2021 10,122
Principal
Amount Long-Term Fixed Income (18.4%) Value
Energy (0.5%) - continued
$ 345,000 4.000%,  10/1/2027 $ 352,546
Sunoco, LP
140,000 5.875%,  3/15/2028 145,250
Targa Resources Partners, LP
110,000 5.375%,  2/1/2027 110,550
Transocean Guardian, Ltd.
136,500 5.875%,  1/15/2024
j
83,265
USA Compression Partners, LP
70,000 6.875%,  4/1/2026 69,413
W&T Offshore, Inc.
140,000 9.750%,  11/1/2023
j
91,000
Western Gas Partners, LP
184,000 4.000%,  7/1/2022 184,000
Western Midstream Operating, LP
70,000 6.250%,  2/1/2050 64,298
140,000 4.100%,  2/1/2025 131,897
140,000 3.950%,  6/1/2025 129,938
Williams Companies, Inc.
250,000 7.500%,  1/15/2031 321,316
Williams Partners, LP
115,000 4.500%,  11/15/2023 125,748
185,000 6.300%,  4/15/2040 223,359
WPX Energy, Inc.
55,000 5.750%,  6/1/2026 56,485
170,000 4.500%,  1/15/2030 163,200
Total 16,934,455
Financials (1.4%)
ABN AMRO Bank NV
200,000 4.750%,  7/28/2025
j
225,838
ACE INA Holdings, Inc.
10,000 2.875%,  11/3/2022 10,452
125,000 4.350%,  11/3/2045 161,691
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
84,000 4.625%,  7/1/2022 87,096
175,000 3.500%,  1/15/2025 172,449
350,000 3.875%,  1/23/2028 331,715
Air Lease Corporation
28,000 2.500%,  3/1/2021 28,180
Aircastle, Ltd.
400,000 5.000%,  4/1/2023 407,767
Ally Financial, Inc.
310,000 5.750%,  11/20/2025 352,286
American International Group, Inc.
126,000 4.125%,  2/15/2024 139,472
275,000 3.750%,  7/10/2025 308,187
255,000 3.900%,  4/1/2026 290,586
Athene Global Funding
5,000 4.000%,  1/25/2022
j
5,180
Australia and New Zealand
Banking Group, Ltd.
250,000 2.950%,  7/22/2030
d,j
259,364
AvalonBay Communities, Inc.
200,000 3.500%,  11/15/2025 224,547
Aviation Capital Group, LLC
290,000 2.875%,  1/20/2022
j
289,549
Avolon Holdings Funding, Ltd.
275,000 5.250%,  5/15/2024
j
280,509

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
151
Principal
Amount Long-Term Fixed Income (18.4%) Value
Financials (1.4%) - continued
Banco Santander Mexico SA
$ 275,000 5.375%,  4/17/2025
j
$ 308,003
Banco Santander SA
400,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
d
402,056
Bank of America Corporation
9,000 3.550%,  3/5/2024
d
9,589
168,000 4.000%,  4/1/2024 185,880
450,000 4.200%,  8/26/2024 501,505
515,000 4.000%,  1/22/2025 572,903
450,000 3.458%,  3/15/2025
d
487,014
240,000 3.093%,  10/1/2025
d
258,785
185,000 3.824%,  1/20/2028
d
208,917
450,000 2.496%,  2/13/2031
d
466,315
270,000 2.592%,  4/29/2031
d
282,418
400,000 1.922%,  10/24/2031
d
394,922
208,000 5.875%,  2/7/2042 309,470
Bank of New York Mellon
Corporation
210,000 2.500%,  4/15/2021 211,594
12,000 2.600%,  2/7/2022 12,326
Barclays Bank plc
42,000 10.179%,  6/12/2021
j
44,227
Barclays plc
425,000 4.610%,  2/15/2023
d
445,181
168,000 3.650%,  3/16/2025 181,964
400,000 3.564%,  9/23/2035
d
396,024
Boston Properties, LP
325,000 4.500%,  12/1/2028 380,166
BPCE SA
350,000 3.500%,  10/23/2027
j
383,912
Camden Property Trust
525,000 3.150%,  7/1/2029 579,378
CANPACK SA / Eastern PA Land
Investment Holding, LLC
200,000 3.125%,  11/1/2025
j
202,500
Capital One Financial Corporation
450,000 4.200%,  10/29/2025 500,266
Cascades USA, Inc.
200,000 5.125%,  1/15/2026
j
209,000
CIT Group, Inc.
295,000 5.000%,  8/15/2022 311,962
90,000 5.250%,  3/7/2025 100,350
Citigroup, Inc.
435,000 4.400%,  6/10/2025 491,946
168,000 3.200%,  10/21/2026 184,751
526,000 3.668%,  7/24/2028
d
588,674
126,000 4.125%,  7/25/2028 144,230
250,000 3.520%,  10/27/2028
d
277,420
198,000 4.650%,  7/23/2048 256,302
CNA Financial Corporation
200,000 3.900%,  5/1/2029 226,893
Comerica, Inc.
70,000 3.700%,  7/31/2023 75,529
Commerzbank AG
230,000 8.125%,  9/19/2023
j
264,001
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
239,000 3.950%,  11/9/2022 254,777
552,000 4.625%,  12/1/2023 613,482
Principal
Amount Long-Term Fixed Income (18.4%) Value
Financials (1.4%) - continued
Credit Acceptance Corporation
$ 140,000 5.125%,  12/31/2024
j
$ 140,000
Credit Agricole SA
306,000 3.375%,  1/10/2022
j
315,925
375,000 3.250%,  1/14/2030
j
399,932
Credit Suisse Group AG
250,000 2.997%,  12/14/2023
d,j
260,775
225,000 7.250%,  9/12/2025
d,j,m
243,835
550,000 2.193%,  6/5/2026
d,j
567,650
250,000 3.869%,  1/12/2029
d,j
277,980
Credit Suisse Group Funding
(Guernsey), Ltd.
18,000 3.800%,  9/15/2022 19,035
Danske Bank AS
400,000 3.244%,  12/20/2025
d,j
423,942
Deutsche Bank AG
575,000 3.547%,  9/18/2031
d
579,895
Deutsche Bank AG of New York
100,000 3.950%,  2/27/2023 105,328
Discover Bank
325,000 2.450%,  9/12/2024 341,825
290,000 4.682%,  8/9/2028
d
304,332
Duke Realty, LP
300,000 2.875%,  11/15/2029 326,875
ERP Operating, LP
32,000 3.375%,  6/1/2025 35,393
ESH Hospitality, Inc.
140,000 5.250%,  5/1/2025
j
140,000
70,000 4.625%,  10/1/2027
j
68,600
Fidelity National Financial, Inc.
325,000 5.500%,  9/1/2022 351,315
First Horizon National Corporation
550,000 4.000%,  5/26/2025 602,757
GE Capital Funding, LLC
1,175,000 4.400%,  5/15/2030
j
1,279,999
GE Capital International Funding
Company
480,000 4.418%,  11/15/2035 518,912
Goldman Sachs Group, Inc.
337,000
4.165%,  (LIBOR 3M +
3.922%), 12/3/2020
d,m
331,945
12,000 3.000%,  4/26/2022 12,148
134,000 2.908%,  6/5/2023
d
138,848
525,000 3.625%,  2/20/2024 570,582
165,000 4.750%,  10/21/2045 216,244
HCP, Inc.
60,000 3.400%,  2/1/2025 65,498
Healthpeak Properties, Inc.
275,000 2.875%,  1/15/2031 288,159
Hospitality Properties Trust
10,000 4.250%,  2/15/2021 9,875
HSBC Holdings plc
212,000 6.875%,  6/1/2021
d,m
215,131
525,000 3.803%,  3/11/2025
d
568,380
200,000 3.900%,  5/25/2026 223,699
450,000 4.950%,  3/31/2030 547,069
Huntington Bancshares, Inc.
10,000 3.150%,  3/14/2021 10,081
Icahn Enterprises, LP
140,000 6.750%,  2/1/2024 142,842
185,000 6.375%,  12/15/2025 189,627

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
152
Principal
Amount Long-Term Fixed Income (18.4%) Value
Financials (1.4%) - continued
ING Groep NV
$ 350,000 4.100%,  10/2/2023 $ 384,307
International Lease Finance
Corporation
112,000 5.875%,  8/15/2022 119,608
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
j
76,312
J.P. Morgan Chase & Company
9,000 2.776%,  4/25/2023
d
9,310
120,000 3.625%,  5/13/2024 132,281
450,000 3.875%,  9/10/2024 498,167
240,000 3.125%,  1/23/2025 261,770
470,000 3.900%,  7/15/2025 531,795
135,000 3.300%,  4/1/2026 150,073
375,000 4.203%,  7/23/2029
d
440,853
250,000 2.522%,  4/22/2031
d
263,342
275,000 3.882%,  7/24/2038
d
322,094
Kimco Realty Corporation
368,000 3.300%,  2/1/2025 398,448
Liberty Mutual Group, Inc.
3,000 5.000%,  6/1/2021
j
3,080
84,000 4.950%,  5/1/2022
j
89,439
Lloyds Banking Group plc
250,000 2.907%,  11/7/2023
d
260,022
700,000 3.870%,  7/9/2025
d
763,472
MetLife, Inc.
125,000 4.050%,  3/1/2045 150,878
MGM Growth Properties Operating
Partnership, LP
100,000 4.625%,  6/15/2025
j
101,846
80,000 5.750%,  2/1/2027 86,331
Mitsubishi UFJ Financial Group,
Inc.
6,000 2.998%,  2/22/2022 6,198
640,000 3.455%,  3/2/2023 683,627
230,000 3.287%,  7/25/2027 254,317
550,000 2.048%,  7/17/2030 554,712
Mizuho Financial Group, Inc.
400,000 1.979%,  9/8/2031
d
394,852
Morgan Stanley
84,000
4.047%,  (LIBOR 3M +
3.810%), 1/15/2021
d,m
82,002
11,000 5.500%,  7/28/2021 11,414
210,000 2.625%,  11/17/2021 214,925
97,000
1.398%,  (LIBOR 3M +
1.180%), 1/20/2022
d
97,214
215,000 3.125%,  1/23/2023 227,206
180,000 2.188%,  4/28/2026
d
188,523
210,000 4.350%,  9/8/2026 243,711
276,000 3.591%,  7/22/2028
d
310,212
250,000 3.772%,  1/24/2029
d
285,172
540,000 3.622%,  4/1/2031
d
618,910
MPT Operating Partnership, LP
195,000 6.375%,  3/1/2024 199,621
255,000 4.625%,  8/1/2029 266,985
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 230,805
110,000 3.850%,  6/30/2026 126,144
Nationwide Building Society
275,000 3.622%,  4/26/2023
d,j
285,804
Natwest Group plc
525,000 3.032%,  11/28/2035
d
509,208
Principal
Amount Long-Term Fixed Income (18.4%) Value
Financials (1.4%) - continued
Outfront Media Cap, LLC
$ 100,000 4.625%,  3/15/2030
j
$ 91,875
Park Aerospace Holdings, Ltd.
275,000 4.500%,  3/15/2023
j
277,737
Prudential Financial, Inc.
400,000 3.700%,  3/13/2051 441,160
Quicken Loans, LLC
100,000 3.625%,  3/1/2029
j
98,500
100,000 3.875%,  3/1/2031
j
98,375
Realty Income Corporation
185,000 4.125%,  10/15/2026 214,449
Regency Centers, LP
320,000 4.125%,  3/15/2028 355,922
Reinsurance Group of America,
Inc.
323,000 4.700%,  9/15/2023 357,299
Royal Bank of Scotland Group plc
425,000 6.000%,  12/29/2025
d,m
439,747
400,000 4.445%,  5/8/2030
d
460,990
Service Properties Trust
120,000 4.500%,  6/15/2023 115,500
140,000 4.750%,  10/1/2026 119,700
Simon Property Group, LP
15,000 2.500%,  7/15/2021 15,144
Societe Generale SA
138,000 4.750%,  11/24/2025
j
151,840
Springleaf Finance Corporation
210,000 6.875%,  3/15/2025 231,000
180,000 7.125%,  3/15/2026 199,595
Sumitomo Mitsui Financial Group,
Inc.
126,000 3.010%,  10/19/2026 138,495
Synchrony Financial
55,000 4.250%,  8/15/2024 60,173
225,000 3.950%,  12/1/2027 245,207
UBS Group Funding Jersey, Ltd.
126,000 4.125%,  9/24/2025
j
143,264
UDR, Inc.
275,000 2.100%,  8/1/2032 270,617
Ventas Realty, LP
195,000 3.100%,  1/15/2023 204,523
VICI Properties, LP / VICI Note
Company, Inc.
80,000 4.250%,  12/1/2026
j
81,348
40,000 3.750%,  2/15/2027
j
40,100
80,000 4.625%,  12/1/2029
j
83,121
40,000 4.125%,  8/15/2030
j
40,500
Voya Financial, Inc.
342,000 3.125%,  7/15/2024 368,898
Wells Fargo & Company
7,000 2.100%,  7/26/2021 7,092
168,000 3.450%,  2/13/2023 178,232
450,000 4.125%,  8/15/2023 491,191
15,000
1.444%,  (LIBOR 3M +
1.230%), 10/31/2023
d
15,203
125,000 3.000%,  2/19/2025 134,924
600,000 3.000%,  4/22/2026 653,473
168,000 3.000%,  10/23/2026 183,352
500,000 2.393%,  6/2/2028
d
518,751

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
153
Principal
Amount Long-Term Fixed Income (18.4%) Value
Financials (1.4%) - continued
$ 323,000 4.900%,  11/17/2045 $ 405,223
Total 44,901,443
Mortgage-Backed Securities (5.2%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
8,864,344 3.000%,  3/25/2050 9,272,009
5,045,285 3.000%,  4/1/2050 5,277,320
51,525 3.500%,  7/1/2047 54,608
Federal National Mortgage
Association
2,014,028 4.500%,  5/1/2048 2,179,340
3,621,651 3.500%,  10/1/2048 3,827,323
32,279 3.500%,  6/1/2049 34,153
4,149,278 3.500%,  8/1/2049 4,399,895
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
7,775,000 1.500%,  11/1/2035
c
7,935,359
7,000,000 2.000%,  11/1/2035
c
7,258,125
9,582,000 2.500%,  11/1/2035
c
9,955,361
20,700,000 2.000%,  12/1/2035
c
21,437,438
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
11,400,000 2.000%,  11/1/2050
c,n
11,753,133
21,500,000 2.500%,  11/1/2050
c,n
22,401,152
30,150,000 2.000%,  12/1/2050
c
31,015,635
19,953,000 2.500%,  12/1/2050
c
20,756,576
6,671,744 4.000%,  7/1/2048 7,123,998
Total 164,681,425
Technology (0.5%)
Apple, Inc.
115,000 3.000%,  2/9/2024 123,416
183,000 3.200%,  5/11/2027 205,987
250,000 3.000%,  6/20/2027 279,438
400,000 3.000%,  11/13/2027 448,065
585,000 3.750%,  9/12/2047 705,893
Applied Materials, Inc.
92,000 3.300%,  4/1/2027 103,597
Avnet, Inc.
125,000 3.750%,  12/1/2021 128,338
Baidu, Inc.
360,000 3.425%,  4/7/2030 395,953
Black Knight InfoServ, LLC
35,000 3.625%,  9/1/2028
j
35,437
Broadcom Corporation
146,000 3.875%,  1/15/2027 161,320
220,000 3.500%,  1/15/2028 236,477
Broadcom, Inc.
525,000 4.750%,  4/15/2029 608,593
180,000 5.000%,  4/15/2030 212,314
CDW, LLC
160,000 4.250%,  4/1/2028 165,481
CommScope Technologies
Finance, LLC
342,000 6.000%,  6/15/2025
j
339,052
Diamond 1 Finance Corporation
26,000 5.450%,  6/15/2023
j
28,615
490,000 6.020%,  6/15/2026
j
580,081
Principal
Amount Long-Term Fixed Income (18.4%) Value
Technology (0.5%) - continued
Diamond Sports Group, LLC
$ 110,000 5.375%,  8/15/2026
j
$ 64,075
250,000 6.625%,  8/15/2027
j
103,750
Fiserv, Inc.
350,000 2.250%,  6/1/2027 367,340
360,000 2.650%,  6/1/2030 381,893
Gartner, Inc.
90,000 4.500%,  7/1/2028
j
93,956
90,000 3.750%,  10/1/2030
j
92,034
Hewlett Packard Enterprise
Company
300,000 4.650%,  10/1/2024 338,596
Intel Corporation
300,000 3.100%,  2/15/2060 317,080
Iron Mountain, Inc.
170,000 4.875%,  9/15/2029
j
170,850
150,000 5.250%,  7/15/2030
j
153,937
KLA Corporation
540,000 3.300%,  3/1/2050 564,473
Lam Research Corporation
450,000 2.875%,  6/15/2050 460,224
Marvell Technology Group, Ltd.
205,000 4.200%,  6/22/2023 221,776
275,000 4.875%,  6/22/2028 321,606
Micron Technology, Inc.
180,000 2.497%,  4/24/2023 187,271
Microsoft Corporation
307,000 2.675%,  6/1/2060 311,469
270,000 4.200%,  11/3/2035 351,762
975,000 3.700%,  8/8/2046 1,192,905
NCR Corporation
310,000 6.125%,  9/1/2029
j
324,725
NVIDIA Corporation
450,000 3.500%,  4/1/2040 519,602
NXP BV/NXP Funding, LLC
425,000 4.875%,  3/1/2024
j
476,097
Open Text Corporation
250,000 4.125%,  2/15/2030
j
259,375
Oracle Corporation
10,000 2.500%,  5/15/2022 10,295
168,000 2.400%,  9/15/2023 176,730
390,000 2.950%,  5/15/2025 424,564
600,000 2.800%,  4/1/2027 653,186
250,000 3.850%,  7/15/2036 290,897
450,000 3.600%,  4/1/2040 499,722
Plantronics, Inc.
250,000 5.500%,  5/31/2023
j
240,625
PTC, Inc.
70,000 3.625%,  2/15/2025
j
71,269
60,000 4.000%,  2/15/2028
j
62,025
Qorvo, Inc.
110,000 3.375%,  4/1/2031
j
111,375
Sensata Technologies BV
160,000 5.000%,  10/1/2025
j
174,663
Sensata Technologies, Inc.
160,000 3.750%,  2/15/2031
j
158,400
Shift4 Payments, LLC
50,000 4.625%,  11/1/2026
j
50,688
SS&C Technologies, Inc.
290,000 5.500%,  9/30/2027
j
308,221

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
154
Principal
Amount Long-Term Fixed Income (18.4%) Value
Technology (0.5%) - continued
Switch, Ltd.
$ 130,000 3.750%,  9/15/2028
j
$ 130,163
Texas Instruments, Inc.
330,000 4.150%,  5/15/2048 429,450
Tyco Electronics Group SA
46,000 3.450%,  8/1/2024 49,805
92,000 3.125%,  8/15/2027 101,125
Vmware, Inc.
275,000 4.650%,  5/15/2027 318,478
Xerox Holdings Corporation
130,000 5.000%,  8/15/2025
j
128,348
Total 16,422,882
Transportation (0.1%)
Air Canada Pass Through Trust
34,328 3.875%,  3/15/2023
j
29,792
Air Lease Corporation
70,000 3.500%,  1/15/2022 71,637
American Airlines, Inc.
50,000 11.750%,  7/15/2025
j
48,625
Burlington Northern Santa Fe, LLC
140,000 5.750%,  5/1/2040 197,793
430,000 5.050%,  3/1/2041 570,328
150,000 4.450%,  3/15/2043 188,154
CSX Corporation
270,000 3.800%,  4/15/2050 316,233
42,000 3.700%,  11/1/2023 45,376
375,000 3.350%,  9/15/2049 407,586
Delta Air Lines, Inc.
200,000 7.000%,  5/1/2025
j
218,250
Mileage Plus Holdings, LLC
140,000 6.500%,  6/20/2027
j
145,775
Penske Truck Leasing Company,
LP
425,000 3.375%,  2/1/2022
j
438,112
Southwest Airlines Company
360,000 4.750%,  5/4/2023 385,616
150,000 5.125%,  6/15/2027 166,767
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 9,422
United Parcel Service, Inc.
360,000 4.450%,  4/1/2030 446,359
XPO Logistics, Inc.
200,000 6.125%,  9/1/2023
j
202,500
202,000 6.750%,  8/15/2024
j
213,756
Total 4,102,081
U.S. Government & Agencies (5.7%)
U.S. Treasury Bonds
4,485,000 2.250%,  11/15/2027 4,980,102
7,300,000 2.875%,  5/15/2028 8,468,856
1,510,000 5.250%,  11/15/2028 2,047,112
4,600,000 1.625%,  8/15/2029 4,925,234
4,100,000 1.500%,  2/15/2030 4,345,359
1,175,000 4.375%,  5/15/2040 1,790,865
6,780,000 3.000%,  5/15/2042 8,727,926
12,618,000 2.500%,  5/15/2046 15,044,501
10,050,000 2.875%,  5/15/2049 12,939,375
U.S. Treasury Notes
250,000 1.375%,  5/31/2021 251,816
Principal
Amount Long-Term Fixed Income (18.4%) Value
U.S. Government & Agencies (5.7%) -
continued
$ 6,040,000 1.125%,  8/31/2021 $ 6,089,547
2,210,000 1.500%,  9/30/2021 2,237,452
940,000 1.125%,  2/28/2022 952,338
120,000 0.125%,  6/30/2022 119,953
7,440,000 1.875%,  7/31/2022 7,663,781
155,000 2.000%,  11/30/2022 160,921
4,750,000 2.500%,  3/31/2023 5,015,889
500,000 0.125%,  10/15/2023 498,945
6,560,000 2.500%,  1/31/2024 7,043,288
2,060,000 2.125%,  7/31/2024 2,202,510
2,490,000 2.250%,  11/15/2024 2,684,823
4,360,000 2.125%,  11/30/2024 4,682,061
750,000 1.375%,  1/31/2025 783,516
17,550,000 2.875%,  5/31/2025 19,562,766
250,000 0.250%,  8/31/2025 248,574
5,715,000 2.625%,  1/31/2026 6,368,653
40,970,000 2.500%,  2/28/2026 45,427,088
3,750,000 0.500%,  4/30/2027 3,727,734
Total 178,990,985
Utilities (0.5%)
Alabama Power Company
6,000 2.450%,  3/30/2022 6,164
Ameren Illinois Company
270,000 4.500%,  3/15/2049 353,465
American Water Capital
Corporation
450,000 2.800%,  5/1/2030 489,981
Appalachian Power Company
92,000 3.300%,  6/1/2027 100,869
Arizona Public Service Company
300,000 3.500%,  12/1/2049 333,658
Berkshire Hathaway Energy
Company
155,000 4.500%,  2/1/2045 193,075
Calpine Corporation
220,000 4.500%,  2/15/2028
j
223,850
CenterPoint Energy, Inc.
70,000 3.850%,  2/1/2024 76,706
450,000 2.500%,  9/1/2024 476,755
245,000 4.250%,  11/1/2028 289,011
CMS Energy Corporation
126,000 2.950%,  2/15/2027 134,815
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 142,966
70,000 4.350%,  11/15/2045 87,639
Consolidated Edison Company of
New York, Inc.
675,000 4.125%,  5/15/2049 811,483
Consolidated Edison, Inc.
63,000 4.500%,  12/1/2045 78,515
Consumers Energy Company
325,000 4.350%,  4/15/2049 423,217
DTE Electric Company
95,000 3.700%,  3/15/2045 109,124
135,000 3.700%,  6/1/2046 157,091
Duke Energy Carolinas, LLC
350,000 3.700%,  12/1/2047 404,363
Duke Energy Corporation
168,000 3.750%,  9/1/2046 188,866

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
155
Principal
Amount Long-Term Fixed Income (18.4%) Value
Utilities (0.5%) - continued
Duke Energy Florida, LLC
$ 120,000 3.200%,  1/15/2027 $ 133,934
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 194,191
Edison International
575,000 5.750%,  6/15/2027 653,252
Energy Transfer Operating, LP
330,000 5.200%,  2/1/2022 341,562
Exelon Corporation
340,000 4.700%,  4/15/2050 430,705
90,000 5.100%,  6/15/2045 116,177
376,000 4.450%,  4/15/2046 454,933
FirstEnergy Corporation
60,000 2.850%,  7/15/2022 61,584
350,000 4.850%,  7/15/2047 379,773
GFL Environmental, Inc.
160,000 3.750%,  8/1/2025
j
160,000
ITC Holdings Corporation
30,000 4.050%,  7/1/2023 32,303
84,000 5.300%,  7/1/2043 108,736
Mississippi Power Company
185,000 3.950%,  3/30/2028 213,096
Monongahela Power Company
95,000 5.400%,  12/15/2043
j
124,844
National Rural Utilities Cooperative
Finance Corporation
175,000 3.900%,  11/1/2028 205,515
400,000 3.700%,  3/15/2029 465,730
NextEra Energy Operating
Partners, LP
390,000 3.875%,  10/15/2026
j
403,785
NiSource Finance Corporation
92,000 3.490%,  5/15/2027 102,140
245,000 5.650%,  2/1/2045 341,009
NiSource, Inc.
375,000 3.600%,  5/1/2030 425,909
Pacific Gas and Electric Company
235,000 3.300%,  12/1/2027 237,539
235,000 3.950%,  12/1/2047 221,369
PG&E Corporation
90,000 5.000%,  7/1/2028 90,227
70,000 5.250%,  7/1/2030 70,000
PPL Capital Funding, Inc.
92,000 3.400%,  6/1/2023 97,623
195,000 5.000%,  3/15/2044 243,923
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 165,031
PSEG Power, LLC
8,000 3.000%,  6/15/2021 8,109
Public Service Electric & Gas
Company
230,000 3.000%,  5/15/2027 253,985
San Diego Gas and Electric
Company
330,000 4.150%,  5/15/2048 395,226
South Carolina Electric & Gas
Company
455,000 5.100%,  6/1/2065 665,165
Southern California Edison
Company
185,000 4.000%,  4/1/2047 198,406
Principal
Amount Long-Term Fixed Income (18.4%) Value
Utilities (0.5%) - continued
Southern Company
$ 180,000 2.950%,  7/1/2023 $ 190,546
250,000 3.250%,  7/1/2026 278,219
165,000 4.400%,  7/1/2046 196,909
Southern Company Gas Capital
Corporation
230,000 4.400%,  5/30/2047 275,450
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 71,131
Suburban Propane Partners, LP
170,000 5.875%,  3/1/2027 175,100
Talen Energy Supply, LLC
190,000 7.625%,  6/1/2028
j
185,963
TerraForm Power Operating, LLC
175,000 5.000%,  1/31/2028
j
192,119
Virginia Electric and Power
Company
275,000 4.600%,  12/1/2048 368,887
Vistra Operations Company, LLC
240,000 5.000%,  7/31/2027
j
250,800
Total 15,262,518
Total Long-Term Fixed Income
(cost $547,072,254) 580,835,255
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
7,754,296 Thrivent Cash Management Trust 7,754,296
Total Collateral Held for
Securities Loaned
(cost $7,754,296) 7,754,296
Shares or
Principal
Amount Short-Term Investments ( 9.7% ) Value
Federal Home Loan Bank Discount
Notes
3,000,000 0.085%, 11/4/2020
o,p
2,999,987
1,100,000 0.085%, 11/5/2020
o,p
1,099,993
5,800,000 0.090%, 11/6/2020
o,p
5,799,948
1,700,000 0.060%, 11/10/2020
o,p
1,699,970
200,000 0.080%, 11/12/2020
o,p
199,996
9,000,000 0.070%, 11/18/2020
o,p
8,999,680
3,700,000 0.070%, 11/19/2020
o,p
3,699,860
1,100,000 0.055%, 12/8/2020
o,p
1,099,901
2,400,000 0.055%, 12/9/2020
o,p
2,399,778
4,200,000 0.075%, 12/22/2020
o,p
4,199,475
400,000 0.092%, 12/28/2020
o,p
399,944
3,300,000 0.095%, 1/6/2021
o,p
3,299,404
5,700,000 0.060%, 1/12/2021
o,p
5,698,876
100,000 0.096%, 1/15/2021
o,p
99,979
Thrivent Core Short-Term Reserve
Fund
26,382,997 0.290% 263,829,969
U.S. Treasury Bills
300,000 0.093%, 11/19/2020
o
299,988
100,000 0.085%, 12/3/2020
o
99,993
Total Short-Term Investments
(cost $305,818,761) 305,926,741
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Bond
Futures

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
156
Options Purchased (<0.1%) Value
111 $137.50, expires 12/24/2020 $ 86,719
Total Options Purchased
(cost $46,125) 86,719
Total Investments (cost
$2,821,012,186) 104.5% $3,300,668,312
Other Assets and Liabilities, Net
(4.5%) (142,245,601)
Total Net Assets 100.0% $3,158,422,711
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed delivery basis.
d Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2020.
h All or a portion of the security is on loan.
i Non-income producing security.
j Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $85,509,167 or
2.7% of total net assets.
k Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2020.
l Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
m Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
n All or a portion of the security was earmarked to cover
written options.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 211,024
Common Stock 5,622,870
Total lending $5,833,894
Gross amount payable upon return of
collateral for securities loaned $7,754,296
Net amounts due to counterparty
$1,920,402
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
157
Principal
Amount Bank Loans ( 2.1% )
a
Value
Basic Materials (0.1%)
Avantor, Inc., Term Loan
$ 150,000
0.000%,  (LIBOR 1M +
2.500%), 10/30/2027
b,c,d,e
$ 148,688
Ball Metalpack Finco, LLC, Term
Loan
92,862
4.756%,  (LIBOR 3M +
4.500%), 7/31/2025
d
88,962
Chemours Company, Term Loan
128,259
1.900%,  (LIBOR 1M +
1.750%), 4/3/2025
d
122,968
Hexion, Inc., Term Loan
109,446
3.730%,  (LIBOR 3M +
3.500%), 7/1/2026
d
107,366
Innophos Holdings, Inc., Term
Loan
109,450
3.648%,  (LIBOR 1M +
3.500%), 2/7/2027
d,e
107,398
Nouryon USA, LLC, Term Loan
303,449
3.145%,  (LIBOR 1M +
3.000%), 10/1/2025
b,c,d
293,435
Peabody Energy Corporation,
Term Loan
156,000
2.898%,  (LIBOR 1M +
2.750%), 3/31/2025
d
47,803
Pixelle Specialty Solutions, LLC,
Term Loan
208,819
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
d
207,035
PQ Corporation, Term Loan
124,687
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
d
123,347
Total 1,247,002
Capital Goods (0.2%)
Asplundh Tree Expert, LLC, Term
Loan
80,000
2.640%,  (LIBOR 1M +
2.500%), 9/4/2027
d
79,750
Flex Acquisition Company, Inc.
Term Loan
239,752
3.475%,  (LIBOR 3M +
3.250%), 6/29/2025
d
230,236
GFL Environmental, Inc., Term
Loan
340,840
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
d
337,337
Graham Packaging Company,
Inc., Term Loan
110,000
4.500%,  (LIBOR 1M +
3.750%), 8/4/2027
d
108,991
Navistar, Inc., Term Loan
267,438
3.650%,  (LIBOR 1M +
3.500%), 11/6/2024
d
264,429
Reynolds Group Holdings, Inc.,
Term Loan
152,823
2.898%,  (LIBOR 1M +
2.750%), 2/5/2023
d
149,788
85,000
3.398%,  (LIBOR 1M +
3.250%), 2/16/2026
d
82,875
TransDigm, Inc., Term Loan
383,110
2.398%,  (LIBOR 1M +
2.250%), 12/9/2025
d
359,836
Principal
Amount Bank Loans (2.1%)
a
Value
Capital Goods (0.2%) - continued
Vertiv Group Corporation, Term
Loan
$ 368,150
3.148%,  (LIBOR 1M +
3.000%), 3/2/2027
d
$ 360,879
Total 1,974,121
Communications Services (0.5%)
Altice France SA, Term Loan
115,800
2.898%,  (LIBOR 1M +
2.750%), 7/31/2025
d
110,410
Cablevision Lightpath, LLC, Term
Loan
185,000
0.000%,  (LIBOR 1M +
3.250%), 9/29/2027
b,c,d
182,225
CenturyLink, Inc., Term Loan
258,050
2.398%,  (LIBOR 1M +
2.250%), 3/15/2027
d
247,963
Charter Communications
Operating, LLC, Term Loan
491,212
1.900%,  (LIBOR 1M +
1.750%), 4/30/2025
d
480,238
CommScope, Inc., Term Loan
209,471
3.398%,  (LIBOR 1M +
3.250%), 4/4/2026
d
201,802
Coral-US Co-Borrower, LLC, Term
Loan
455,000
2.398%,  (LIBOR 1M +
2.250%), 1/31/2028
d
438,979
Diamond Sports Group, LLC, Term
Loan
342,421
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
d
211,017
Eagle Broadband Investments,
LLC, Term Loan
255,000
0.000%,  (LIBOR 1M +
3.000%), 10/19/2027
b,c,d
252,705
Entercom Media Corporation, Term
Loan
167,013
2.652%,  (LIBOR 1M +
2.500%), 11/17/2024
d
160,959
GCI, LLC, Term Loan
290,000
0.000%,  (LIBOR 1M +
2.750%), 10/15/2025
b,c,d
285,287
Gray Television, Inc., Term Loan
100,000
2.399%,  (LIBOR 1M +
2.250%), 2/7/2024
d
97,411
HCP Acquisition, LLC, Term Loan
283,714
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
d
279,754
iHeartCommunications, Inc., Term
Loan
129,348
3.148%,  (LIBOR 1M +
3.000%), 5/1/2026
d
121,241
Mediacom Illinois, LLC, Term Loan
52,483
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
d,e
52,221
Meredith Corporation, Term Loan
160,000
0.000%,  (LIBOR 1M +
4.250%), 1/31/2025
b,c,d
156,267
NEP Group, Inc., Term Loan
171,937
3.398%,  (LIBOR 1M +
3.250%), 10/20/2025
d
154,647

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
158
Principal
Amount Bank Loans (2.1%)
a
Value
Communications Services (0.5%) - continued
$ 25,000
7.148%,  (LIBOR 1M +
7.000%), 10/19/2026
d
$ 20,031
Nexstar Broadcasting, Inc., Term
Loan
275,000
2.899%,  (LIBOR 1M +
2.750%), 9/19/2026
d
267,575
Nielsen Finance, LLC, Term Loan
89,550
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
d
89,192
Radiate Holdco, LLC, Term Loan
430,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
d
422,058
SBA Senior Finance II, LLC, Term
Loan
198,037
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
d
191,578
Terrier Media Buyer, Inc., Term
Loan
143,913
4.398%,  (LIBOR 1M +
4.250%), 12/17/2026
d
139,866
59,850
4.398%,  (LIBOR 1M +
4.250%), 12/17/2026
d,e
57,755
TNS, Inc., Term Loan
205,982
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
d
202,956
Virgin Media Bristol, LLC, Term
Loan
300,000
0.000%,  (LIBOR 1M +
3.250%), 1/31/2029
b,c,d
293,946
WideOpenWest Finance, LLC,
Term Loan
216,405
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
d
211,627
Xplornet Communications, Inc.,
Term Loan
189,638
4.898%,  (LIBOR 1M +
4.750%), 6/10/2027
b,c,d
185,560
Ziggo Financing Partnership, Term
Loan
240,000
2.648%,  (LIBOR 1M +
2.500%), 4/30/2028
d
229,963
Total 5,745,233
Consumer Cyclical (0.3%)
1011778 B.C., LLC, Term Loan
274,309
1.898%,  (LIBOR 1M +
1.750%), 11/19/2026
d
262,766
Caesars Resort Collection, LLC,
Term Loan
245,000
0.000%,  (LIBOR 1M +
4.500%), 7/20/2025
b,c,d
236,962
Cengage Learning, Inc., Term
Loan
115,450
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
d
102,968
Four Seasons Hotels, Ltd., Term
Loan
194,445
2.148%,  (LIBOR 1M +
2.000%), 11/30/2023
d
186,748
Golden Entertainment, Inc., Term
Loan
376,350
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
d
362,707
Principal
Amount Bank Loans (2.1%)
a
Value
Consumer Cyclical (0.3%) - continued
Golden Nugget, LLC, Term Loan
$ 163,619
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
d
$ 143,780
Harbor Freight Tools USA, Inc.,
Term Loan
235,000
4.000%,  (LIBOR 1M +
3.250%), 10/19/2027
d
231,207
LCPR Loan Financing, LLC, Term
Loan
405,000
5.148%,  (LIBOR 1M +
5.000%), 10/15/2026
d
404,494
Michaels Stores, Inc., Term Loan
169,575
4.250%,  (LIBOR 1M +
3.500%), 9/17/2027
b,c,d
165,844
Penn National Gaming, Inc., Term
Loan
132,638
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
d
127,806
Scientific Games International,
Inc., Term Loan
654,318
2.898%,  (LIBOR 1M +
2.750%), 8/14/2024
d
607,495
Staples, Inc., Term Loan
35,460
4.751%,  (LIBOR 3M +
4.500%), 9/12/2024
d
32,697
141,993
5.251%,  (LIBOR 3M +
5.000%), 4/12/2026
b,c,d
129,960
Stars Group Holdings BV, Term
Loan
84,838
3.720%,  (LIBOR 3M +
3.500%), 7/10/2025
d
84,724
Tenneco, Inc., Term Loan
180,712
3.148%,  (LIBOR 1M +
3.000%), 10/1/2025
b,c,d
166,300
Wyndham Hotels & Resorts, Inc.,
Term Loan
137,200
1.898%,  (LIBOR 1M +
1.750%), 5/30/2025
d
130,283
Total 3,376,741
Consumer Non-Cyclical (0.4%)
Adient US. LLC, Term Loan
60,000
0.000%,  (LIBOR 3M +
4.250%), 5/6/2024
b,c,d
59,070
Aramark Services, Inc., Term Loan
550,000
1.898%,  (LIBOR 1M +
1.750%), 3/11/2025
d
524,794
Bausch Health Americas, Inc.,
Term Loan
348,638
3.149%,  (LIBOR 1M +
3.000%), 6/1/2025
d
340,069
Bellring Brands, LLC, Term Loan
68,228
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
d
68,381
Change Healthcare Holdings, LLC,
Term Loan
130,569
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
d
127,289
Chobani, LLC, Term Loan
95,000
0.000%,  (LIBOR 3M +
3.500%), 10/20/2027
b,c,d
93,456

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
159
Principal
Amount Bank Loans (2.1%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
CNT Holdings I Corporation, Term
Loan
$ 125,000
0.000%,  (LIBOR 1M +
3.750%), 10/16/2027
b,c,d
$ 123,385
35,000
0.000%,  (LIBOR 1M +
6.750%), 10/16/2028
b,c,d
35,044
Dole Food Company, Inc., Term
Loan
217,614
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
d
212,672
Endo International plc, Term Loan
134,119
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
d
127,078
Energizer Holdings, Inc., Term
Loan
61,915
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
d
61,605
Froneri U.S., Inc., Term Loan
80,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,c,d
76,887
Global Medical Response, Inc.,
Term Loan
29,175
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
d
28,163
585,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
d
566,169
Grifols Worldwide Operations USA,
Inc., Term Loan
170,000
2.094%,  (LIBOR 1W +
2.000%), 11/15/2027
b,c,d
165,602
IQVIA, Inc., Term Loan
59,692
1.898%,  (LIBOR 1M +
1.750%), 1/1/2025
d
58,678
Jaguar Holding Company II, Term
Loan
185,000
0.000%,  (LIBOR 3M +
2.500%), 8/18/2022
b,c,d
183,465
JBS USA LUX SA, Term Loan
292,035
2.148%,  (LIBOR 1M +
2.000%), 5/1/2026
d
284,398
MPH Acquisition Holdings, LLC,
Term Loan
449,196
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
d
442,938
Ortho-Clinical Diagnostics SA,
Term Loan
558,288
3.390%,  (LIBOR 1M +
3.250%), 6/30/2025
d
538,747
Plantronics, Inc., Term Loan
130,682
2.648%,  (LIBOR 1M +
2.500%), 7/2/2025
d
124,856
Power Play Merger Sub, Inc., Term
Loan
205,000
0.000%,  (LIBOR 1M +
3.750%), 10/30/2027
b,c,d,e
201,925
30,000
0.000%,  (LIBOR 1M +
3.750%), 10/30/2027
b,c,d,e
29,550
Sotera Health Holdings, LLC, Term
Loan
159,200
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
d
158,536
Principal
Amount Bank Loans (2.1%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
US Foods, Inc., Term Loan
$ 89,532
1.898%,  (LIBOR 1M +
1.750%), 6/27/2023
d
$ 85,481
Total 4,718,238
Energy (0.1%)
BCP Raptor II, LLC, Term Loan
177,750
4.898%,  (LIBOR 1M +
4.750%), 11/3/2025
d
124,781
Buckeye Partners, LP, Term Loan
348,250
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
d
341,222
Calpine Corporation, Term Loan
203,555
2.400%,  (LIBOR 1M +
2.250%), 1/15/2024
d
198,303
Illuminate Buyer, LLC, Term Loan
205,000
4.148%,  (LIBOR 1M +
4.000%), 6/30/2027
b,c,d
201,316
Lealand Finance Company BV,
Term Loan
51,839
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
d,f
31,968
Total 897,590
Financials (0.2%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
121,007
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
d
116,258
Blackstone CQP Holdco, LP, Term
Loan
385,125
3.725%,  (LIBOR 3M +
3.500%), 9/30/2024
d
376,075
BPR Nimbus, LLC, Term Loan
154,233
2.648%,  (LIBOR 1M +
2.500%), 8/24/2025
b,c,d
127,396
Delos Finance SARL, Term Loan
110,000
1.970%,  (LIBOR 3M +
1.750%), 10/6/2023
d
106,264
INEOS U.S. Finance, LLC, Term
Loan
89,540
2.148%,  (LIBOR 1M +
2.000%), 3/31/2024
d
86,904
Level 3 Financing, Inc., Term Loan
250,000
1.898%,  (LIBOR 1M +
1.750%), 3/1/2027
d
240,875
MoneyGram International, Inc.,
Term Loan
144,451
0.000%,  (LIBOR 3M +
6.000%), 6/30/2023
d,e
143,006
NCR Corporation, Term Loan
108,900
2.650%,  (LIBOR 1M +
2.500%), 8/28/2026
d
105,270
Newco Financing Partnership,
Term Loan
197,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,c,d
192,316
Northriver Midstream Finance, LP,
Term Loan
202,929
3.475%,  (LIBOR 3M +
3.250%), 10/1/2025
d
189,282

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
160
Principal
Amount Bank Loans (2.1%)
a
Value
Financials (0.2%) - continued
UPC Financing Partnership, Term
Loan
$ 197,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,c,d
$ 192,316
Total 1,875,962
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
217,372
3.714%,  (LIBOR 2M +
3.500%), 8/21/2026
b,c,d
197,498
Prime Security Services Borrower,
LLC, Term Loan
529,388
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
d
522,025
Rackspace Technology Global,
Inc., Term Loan
474,025
4.000%,  (LIBOR 2M +
3.000%), 11/3/2023
d
462,829
SS&C Technologies, Inc., Term
Loan
200,866
1.898%,  (LIBOR 1M +
1.750%), 4/16/2025
d
194,966
145,303
1.898%,  (LIBOR 1M +
1.750%), 4/16/2025
d
141,035
Zayo Group Holdings, Inc., Term
Loan
348,250
3.148%,  (LIBOR 1M +
3.000%), 3/9/2027
d
335,044
Total 1,853,397
Transportation (0.1%)
Delta Air Lines, Inc., Term Loan
74,812
5.750%,  (LIBOR 3M +
4.750%), 4/29/2023
d
74,392
Genesee & Wyoming, Inc., Term
Loan
218,900
2.220%,  (LIBOR 3M +
2.000%), 12/30/2026
d
214,014
Mileage Plus Holdings, LLC, Term
Loan
125,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
d
126,851
SkyMiles IP, Ltd., Term Loan
170,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b,c,d
169,186
United Airlines, Inc., Term Loan
163,728
1.902%,  (LIBOR 1M +
1.750%), 4/1/2024
d
152,165
Total 736,608
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
46,195
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
d
45,771
Core and Main, LP, Term Loan
174,600
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
d
168,817
EnergySolutions, LLC, Term Loan
136,850
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
d
130,350
Principal
Amount Bank Loans (2.1%)
a
Value
Utilities (<0.1%) - continued
Pacific Gas & Electric Company,
Term Loan
$ 274,312
5.500%,  (LIBOR 1M +
4.500%), 6/23/2025
d
$ 270,884
Total 615,822
Total Bank Loans
(cost $23,646,344) 23,040,714
Principal
Amount Long-Term Fixed Income ( 42.2% ) Value
Asset-Backed Securities (1.9%)
Access Group, Inc.
104,920
0.649%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
d,g
102,757
Aimco CLO 10, Ltd.
400,000
1.536%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
d,g
395,048
Aimco CLO 11, Ltd.
650,000
1.605%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
d,g
645,248
Ares CLO, Ltd.
550,000
1.618%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
d,g
541,933
Ares XXXIIR CLO, Ltd.
525,000
2.220%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
d,g
522,557
Benefit Street Partners CLO IV, Ltd.
700,000
1.468%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
d,g
695,744
450,000
1.968%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
d,g
442,883
Buttermilk Park CLO, Ltd.
925,000
1.637%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
d,g
909,403
Carlyle Global Market Strategies
CLO, Ltd.
600,000
1.687%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
d,g
582,592
Carvana Auto Receivables Trust
600,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
g
604,839
CBAM, Ltd.
600,000
1.517%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
d,g
596,014
CIFC Funding, Ltd.
250,000
1.805%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
d,g
249,146
Colony American Finance Trust
634,129
2.835%,  6/15/2052, Ser.
2019-2, Class A
g
673,699

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
161
Principal
Amount Long-Term Fixed Income (42.2%) Value
Asset-Backed Securities (1.9%) - continued
Commonbond Student Loan Trust
$ 107,978
0.649%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
d,g
$ 106,454
CoreVest American Finance Trust
892,505
2.705%,  10/15/2052, Ser.
2019-3, Class A
g
941,058
Dryden Senior Loan Fund
500,000
1.618%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
d,g
492,960
Earnest Student Loan Program,
LLC
103,351
3.020%,  5/25/2034, Ser.
2016-B, Class A2
g
104,047
ECMC Group Student Loan Trust
458,159
1.299%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
d,g
458,159
Flatiron CLO, Ltd.
250,000
1.970%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
c,d,g
249,949
Galaxy XX CLO, Ltd.
550,000
1.218%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
d,g
538,540
Golub Capital Partners, Ltd.
500,000
1.368%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
d,g
496,360
468,000
1.418%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
d,g
463,075
Harley Marine Financing, LLC
1,198,564
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,072,266
Home Partners of America Trust
711,565
2.908%,  9/17/2039, Ser.
2019-1, Class A
g
740,028
706,139
2.703%,  10/19/2039, Ser.
2019-2, Class A
g
734,716
Laurel Road Prime Student Loan
Trust
520,784
5.600%,  11/25/2043, Ser.
2018-D, Class A
d,g
538,447
Madison Park Funding XIV, Ltd.
400,000
1.616%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
d,g
393,043
Magnetite XII, Ltd.
525,000
1.337%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
d,g
518,264
Mountain View CLO, Ltd.
375,000
1.357%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
d,g
366,787
National Collegiate Trust
204,357
0.444%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
d,g
198,650
Principal
Amount Long-Term Fixed Income (42.2%) Value
Asset-Backed Securities (1.9%) - continued
Neuberger Berman CLO XIV, Ltd.
$ 525,000
1.252%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
d,g
$ 519,684
Neuberger Berman CLO, Ltd.
250,000
1.246%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
d,g
247,417
Octagon Investment Partners XVI,
Ltd.
100,000
1.618%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
d,g
97,808
OneMain Financial Issuance Trust
535,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
g
563,008
OZLM VIII, Ltd.
763,987
1.388%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
d,g
755,433
Palmer Square Loan Funding, Ltd.
300,000
1.868%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
d,g
296,831
PPM CLO 3, Ltd.
250,000
1.618%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
d,g
247,276
Pretium Mortgage Credit Partners,
LLC
424,092
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
g,h
424,050
Shackleton CLO, Ltd.
350,000
1.407%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
d,g
344,288
SLM Student Loan Trust
145,156
0.549%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
d
139,844
THL Credit Wind River CLO, Ltd.
300,000
1.652%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
d,g
298,733
Upstart Securitization Trust
350,000
1.702%,  11/20/2030, Ser.
2020-3, Class A
g
350,170
Voya CLO, Ltd.
299,532
1.437%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
d,g
295,509
Whitebox CLO II, Ltd.
250,000
2.492%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
d,g
248,527
Total 20,203,244
Basic Materials (0.5%)
Air Products and Chemicals, Inc.
275,000 2.700%,  5/15/2040 287,422
Alcoa Nederland Holding BV
120,000 5.500%,  12/15/2027
g
126,300

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
162
Principal
Amount Long-Term Fixed Income (42.2%) Value
Basic Materials (0.5%) - continued
Anglo American Capital plc
$ 100,000 4.875%,  5/14/2025
g
$ 113,809
BWAY Holding Company
100,000 5.500%,  4/15/2024
g
100,038
Cleveland-Cliffs, Inc.
80,000 5.750%,  3/1/2025 77,300
70,000 9.875%,  10/17/2025
g
80,062
DowDuPont, Inc.
200,000 4.493%,  11/15/2025 230,853
EI du Pont de Nemours &
Company
190,000 2.300%,  7/15/2030 198,487
First Quantum Minerals, Ltd.
130,000 7.500%,  4/1/2025
g
130,569
Freeport-McMoRan, Inc.
100,000 4.125%,  3/1/2028 102,063
110,000 4.250%,  3/1/2030 115,568
Glencore Funding, LLC
80,000 4.125%,  5/30/2023
g
85,600
110,000 4.000%,  3/27/2027
g
119,709
Ingevity Corporation
140,000 3.875%,  11/1/2028
g
142,128
International Paper Company
222,000 4.350%,  8/15/2048 273,497
Kinross Gold Corporation
80,000 5.950%,  3/15/2024 90,751
245,000 4.500%,  7/15/2027 278,937
Krayton Polymers, LLC
130,000 7.000%,  4/15/2025
g
134,063
Methanex Corporation
160,000 5.250%,  12/15/2029 162,116
Norbord, Inc.
140,000 5.750%,  7/15/2027
g
147,000
Novelis Corporation
165,000 5.875%,  9/30/2026
g
170,260
40,000 4.750%,  1/30/2030
g
40,565
OCI NV
130,000 4.625%,  10/15/2025
g
131,651
Olin Corporation
165,000 5.125%,  9/15/2027 167,475
Peabody Securities Finance
Corporation
140,000 6.375%,  3/31/2025
g
40,950
Sherwin-Williams Company
100,000 3.125%,  6/1/2024 108,286
Steel Dynamics, Inc.
300,000 1.650%,  10/15/2027 297,563
Syngenta Finance NV
250,000 3.933%,  4/23/2021
g
253,208
Teck Resources, Ltd.
301,000 6.125%,  10/1/2035 348,374
Tronox Finance plc
70,000 5.750%,  10/1/2025
g
69,825
Vale Overseas, Ltd.
120,000 6.250%,  8/10/2026 143,184
70,000 6.875%,  11/21/2036 93,976
WestRock Company
70,000 3.750%,  3/15/2025 77,844
Total 4,939,433
Principal
Amount Long-Term Fixed Income (42.2%) Value
Capital Goods (0.7%)
AECOM
$ 230,000 5.125%,  3/15/2027 $ 251,551
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
g
152,613
Ardagh Packaging Finance plc
180,000 5.250%,  8/15/2027
g
185,348
BAE Systems plc
350,000 1.900%,  2/15/2031
g
347,432
Berry Global, Inc.
100,000 4.875%,  7/15/2026
g
104,750
Boeing Company
325,000 5.040%,  5/1/2027 356,937
325,000 5.705%,  5/1/2040 373,789
Carrier Global Corporation
275,000 2.700%,  2/15/2031
g
287,415
Cintas Corporation No. 2
125,000 3.700%,  4/1/2027 142,608
Clean Harbors, Inc.
110,000 4.875%,  7/15/2027
g
114,950
CNH Industrial Capital, LLC
180,000 4.875%,  4/1/2021 182,776
CNH Industrial NV
110,000 3.850%,  11/15/2027 119,294
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 124,973
30,000 5.000%,  9/1/2030 30,675
Crown Cork & Seal Company, Inc.
240,000 7.375%,  12/15/2026 287,546
Emerson Electric Company
275,000 1.800%,  10/15/2027 285,331
H&E Equipment Services, Inc.
145,000 5.625%,  9/1/2025 150,438
Howmet Aerospace, Inc.
110,000 6.875%,  5/1/2025 122,375
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 225,171
Jeld-Wen, Inc.
80,000 6.250%,  5/15/2025
g
85,400
30,000 4.625%,  12/15/2025
g
30,375
L3Harris Technologies, Inc.
309,000 3.950%,  5/28/2024 338,286
Lockheed Martin Corporation
160,000 3.600%,  3/1/2035 190,053
184,000 4.500%,  5/15/2036 233,427
40,000 6.150%,  9/1/2036 58,268
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 345,188
Owens-Brockway Glass Container,
Inc.
50,000 5.875%,  8/15/2023
g
52,606
Republic Services, Inc.
125,000 2.900%,  7/1/2026 137,153
Reynolds Group Issuer, Inc.
20,000 5.125%,  7/15/2023
g
20,250
Roper Technologies, Inc.
75,000 3.650%,  9/15/2023 81,211
165,000 1.400%,  9/15/2027 164,913
104,000 4.200%,  9/15/2028 123,162
165,000 1.750%,  2/15/2031 162,532

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
163
Principal
Amount Long-Term Fixed Income (42.2%) Value
Capital Goods (0.7%) - continued
SRM Escrow Issuer, LLC
$ 150,000 6.000%,  11/1/2028
c,g
$ 150,000
Standard Industries, Inc.
210,000 4.375%,  7/15/2030
g
216,300
Textron, Inc.
275,000 3.375%,  3/1/2028 296,356
TransDigm, Inc.
75,000 6.250%,  3/15/2026
g
78,188
260,000 5.500%,  11/15/2027 253,487
United Rentals North America, Inc.
280,000 4.000%,  7/15/2030 285,628
United Technologies Corporation
200,000 4.450%,  11/16/2038 243,984
175,000 3.750%,  11/1/2046 199,489
WESCO Distribution, Inc.
100,000 7.250%,  6/15/2028
g
109,469
Total 7,701,697
Collateralized Mortgage Obligations (1.8%)
Ajax Mortgage Loan Trust
472,600
4.360%,  9/25/2065, Ser.
2018-C, Class A
d,g
480,051
Alternative Loan Trust
164,409
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 134,623
Angel Oak Mortgage Trust I, LLC
218,136
3.500%,  7/25/2046, Ser.
2016-1, Class A1
g
226,479
508,534
3.674%,  7/27/2048, Ser.
2018-2, Class A1
d,g
514,807
Bellemeade Re, Ltd.
93,341
1.749%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
d,g
92,422
112,143
1.249%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
d,g
111,928
455,092
2.799%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
d,g
455,887
BRAVO Residential Funding Trust
240,150
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
g
247,610
CHL Mortgage Pass-Through Trust
1,093,309
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 865,770
CIM Trust
672,703
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
d,g
715,104
Citicorp Mortgage Securities, Inc.
376,748
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 366,085
Citigroup Mortgage Loan Trust,
Inc.
96,232
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 98,013
Countrywide Alternative Loan Trust
177,958
2.714%,  10/25/2035, Ser.
2005-43, Class 4A1
d
170,498
150,054
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 83,152
Principal
Amount Long-Term Fixed Income (42.2%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
$ 451,928
7.000%,  10/25/2037, Ser.
2007-24, Class A10 $ 250,640
Countrywide Home Loans, Inc.
108,935
5.750%,  4/25/2037, Ser.
2007-3, Class A27 80,261
Credit Suisse Mortgage Capital
Certificates
283,665
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
g,h
283,642
Credit Suisse Mortgage Trust
560,780
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
d,g
600,949
1,174,649
3.503%,  2/25/2060, Ser.
2020-RPL2, Class A12
d,g
1,174,763
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
49,232
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 43,298
Ellington Financial Mortgage Trust
577,147
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
d,g
591,355
Federal Home Loan Mortgage
Corporation - REMIC
5,250,000
2.000%,  11/25/2050, Ser.
5038, Class NI
i
585,562
470,799
3.000%,  2/15/2033, Ser.
4170, Class IG
i
45,725
512,009
3.000%,  3/15/2033, Ser.
4180, Class PI
i
52,774
Federal National Mortgage
Association - REMIC
970,049
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
58,011
FWD Securitization Trust
445,439
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
d,g
455,373
Galton Funding Mortgage Trust
2017-1
221,623
4.500%,  10/25/2058, Ser.
2018-2, Class A41
d,g
226,229
GCAT Trust
193,909
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
g,h
196,904
Greenpoint Mortgage Funding
Trust
473,712
0.349%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
d
420,127
GS Mortgage-Backed Securities
Trust
283,711
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
d,g
288,455
GSR Mortgage Loan Trust
784,028
3.356%,  9/25/2034, Ser.
2004-11, Class 2A2
d
801,890
Legacy Mortgage Asset Trust
335,882
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
340,483
MASTR Alternative Loans Trust
270,401
0.599%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
d
45,090

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
164
Principal
Amount Long-Term Fixed Income (42.2%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 96,696
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 63,614
MFA NQM1 Trust
187,733
1.787%,  8/25/2049, Ser.
2020-NQM1, Class A2
d,g
188,642
MFRA Trust
291,071
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
g,h
292,186
New Residential Mortgage Loan
Trust
386,127
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
g,h
386,653
New York Mortgage Trust
500,000
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
d,g
499,667
Preston Ridge Partners Mortgage
Trust, LLC
401,582
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
d,g
403,661
RCO Mortgage, LLC
679,025
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
679,013
241,611
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
d,g
245,058
348,464
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
d,g
348,526
Residential Accredit Loans, Inc.
Trust
153,845
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 153,445
60,202
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 59,894
Residential Asset Securitization
Trust
232,644
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 202,102
Sequoia Mortgage Trust
400,882
3.207%,  9/20/2046, Ser.
2007-1, Class 4A1
d
310,533
Silver Hill Trust
259,132
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
d,g
267,046
Starwood Mortgage Residential
Trust
183,421
2.718%,  4/25/2060, Ser.
2020-2, Class A1
d,g
184,091
Toorak Mortgage Corporation
950,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
964,630
Verus Securitization Trust
66,681
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
d,g
66,836
66,584
3.836%,  2/25/2059, Ser.
2019-1, Class A1
d,g
67,150
55,849
3.211%,  5/25/2059, Ser.
2019-2, Class A1
d,g
56,392
135,574
3.345%,  5/25/2059, Ser.
2019-2, Class A2
d,g
136,841
440,985
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
d,g
450,838
Principal
Amount Long-Term Fixed Income (42.2%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
$ 284,417
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
d,g
$ 289,174
280,219
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
d,g
283,172
1,010,079
3.626%,  4/25/2060, Ser.
2020-3, Class A1
d,g
1,036,364
315,599
2.226%,  5/25/2060, Ser.
2020-2, Class A1
d,g
318,128
WaMu Mortgage Pass Through
Certificates
67,351
3.037%,  9/25/2036, Ser.
2006-AR10, Class 1A2
d
63,852
63,552
3.024%,  10/25/2036, Ser.
2006-AR12, Class 1A1
d
61,838
Total 19,183,306
Commercial Mortgage-Backed Securities (0.3%)
BBCMS Mortgage Trust
3,000,000
1.976%,  10/15/2053, Ser.
2020-C8, Class XA
d,i
425,423
BFLD Trust
450,000
1.298%,  (LIBOR 1M +
1.150%), 10/15/2025, Ser.
2020-EYP, Class A
d,g
450,000
150,000
1.848%,  (LIBOR 1M +
1.700%), 10/15/2025, Ser.
2020-EYP, Class B
d,g
150,000
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
357,394
3.000%,  3/15/2045, Ser.
4741, Class GA 369,598
Federal National Mortgage
Association - ACES
4,499,278
1.770%,  12/25/2028, Ser.
2020-M11, Class IO
d,i
523,288
GS Mortgage Securities Trust
800,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 860,994
Morgan Stanley Capital I Trust
2,948,361
1.847%,  7/15/2053, Ser.
2020-HR8, Class XA
d,i
433,246
Total 3,212,549
Communications Services (1.5%)
Altice France SA
60,000 5.500%,  1/15/2028
g
60,787
American Tower Corporation
135,000 2.900%,  1/15/2030 143,818
300,000 2.100%,  6/15/2030 300,936
AT&T, Inc.
161,000 3.500%,  9/15/2053
g
152,440
275,000 2.300%,  6/1/2027 285,336
275,000 4.350%,  3/1/2029 319,601
163,000 4.300%,  2/15/2030 189,973
175,000 5.250%,  3/1/2037 217,926
200,000 4.900%,  8/15/2037 240,460
160,000 5.550%,  8/15/2041 201,719
375,000 3.100%,  2/1/2043 355,898

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
165
Principal
Amount Long-Term Fixed Income (42.2%) Value
Communications Services (1.5%) - continued
British Telecommunications plc
$ 250,000 4.500%,  12/4/2023 $ 275,960
Cable One, Inc.
50,000 4.000%,  11/15/2030
c,g
50,750
CCO Holdings, LLC
125,000 5.500%,  5/1/2026
g
130,000
120,000 5.125%,  5/1/2027
g
126,000
300,000 4.750%,  3/1/2030
g
315,555
110,000 4.500%,  8/15/2030
g
114,262
100,000 4.250%,  2/1/2031
g
102,250
Charter Communications
Operating, LLC
77,000 6.834%,  10/23/2055 108,376
150,000 4.500%,  2/1/2024 165,954
225,000 4.200%,  3/15/2028 255,034
330,000 6.484%,  10/23/2045 442,719
Comcast Corporation
225,000 4.950%,  10/15/2058 323,852
185,000 4.049%,  11/1/2052 225,639
140,000 3.950%,  10/15/2025 160,404
225,000 4.250%,  10/15/2030 273,511
145,000 4.400%,  8/15/2035 181,685
212,000 4.750%,  3/1/2044 278,301
125,000 4.600%,  8/15/2045 163,033
Cox Communications, Inc.
225,000 3.350%,  9/15/2026
g
249,523
Crown Castle International
Corporation
138,000 5.250%,  1/15/2023 151,303
67,000 3.200%,  9/1/2024 72,264
CSC Holdings, LLC
90,000 5.500%,  5/15/2026
g
93,487
80,000 4.125%,  12/1/2030
g
81,342
370,000 4.625%,  12/1/2030
g
369,900
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 255,714
Embarq Corporation
120,000 7.995%,  6/1/2036 140,700
Entercom Media Corporation
70,000 6.500%,  5/1/2027
g
60,906
Fox Corporation
165,000 3.500%,  4/8/2030 184,541
Front Range BidCo, Inc.
180,000 4.000%,  3/1/2027
g
176,669
Frontier Communications
Corporation
70,000 5.875%,  10/15/2027
g
71,312
GCI, LLC
90,000 4.750%,  10/15/2028
g
92,898
Gray Television, Inc.
140,000 5.875%,  7/15/2026
g
145,718
Hughes Satellite Systems
Corporation
50,000 6.625%,  8/1/2026 54,156
iHeartCommunications, Inc.
160,000 4.750%,  1/15/2028
g
152,800
Level 3 Financing, Inc.
190,000 4.625%,  9/15/2027
g
193,800
250,000 4.250%,  7/1/2028
g
251,250
Meredith Corporation
140,000 6.500%,  7/1/2025
g
143,850
Principal
Amount Long-Term Fixed Income (42.2%) Value
Communications Services (1.5%) - continued
Netflix, Inc.
$ 280,000 4.875%,  4/15/2028 $ 314,916
Nexstar Escrow Corporation
160,000 5.625%,  7/15/2027
g
166,800
Nielsen Finance, LLC
130,000 5.625%,  10/1/2028
g
134,550
Omnicom Group, Inc.
95,000 3.600%,  4/15/2026 106,505
90,000 4.200%,  6/1/2030 104,756
SBA Communications Corporation
90,000 3.875%,  2/15/2027
g
91,462
SFR Group SA
240,000 7.375%,  5/1/2026
g
250,500
Sirius XM Radio, Inc.
240,000 5.000%,  8/1/2027
g
251,400
90,000 4.125%,  7/1/2030
g
92,521
Sprint Capital Corporation
90,000 6.875%,  11/15/2028 113,737
60,000 8.750%,  3/15/2032 89,788
Sprint Corporation
150,000 7.250%,  9/15/2021 156,237
80,000 7.125%,  6/15/2024 92,016
315,000 7.625%,  2/15/2025 371,700
Telefonica Emisiones SAU
150,000 4.570%,  4/27/2023 164,331
Telesat Canada / Telesat, LLC
110,000 4.875%,  6/1/2027
g
111,925
Time Warner Entertainment
Company, LP
270,000 8.375%,  3/15/2023 316,039
T-Mobile USA, Inc.
170,000 4.500%,  2/1/2026 174,250
300,000 3.750%,  4/15/2027
g
334,311
250,000 4.375%,  4/15/2040
g
288,748
Univision Communications, Inc.
150,000 6.625%,  6/1/2027
g
151,688
VeriSign, Inc.
140,000 4.750%,  7/15/2027 148,400
Verizon Communications, Inc.
216,000 3.376%,  2/15/2025 239,709
100,000
1.380%,  (LIBOR 3M +
1.100%), 5/15/2025
d
102,441
605,000 4.272%,  1/15/2036 737,328
Viacom, Inc.
120,000 5.850%,  9/1/2043 150,510
ViaSat, Inc.
60,000 5.625%,  9/15/2025
g
60,357
Virgin Media Secured Finance plc
210,000 5.500%,  8/15/2026
g
218,474
Vodafone Group plc
200,000 4.875%,  6/19/2049 247,387
VTR Finance NV
60,000 6.375%,  7/15/2028
g
63,900
Walt Disney Company
300,000 2.200%,  1/13/2028 313,249
225,000 2.650%,  1/13/2031 241,373
175,000 3.500%,  5/13/2040 195,071

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
166
Principal
Amount Long-Term Fixed Income (42.2%) Value
Communications Services (1.5%) - continued
Ziggo BV
$ 130,000 5.500%,  1/15/2027
g
$ 134,875
Total 15,835,566
Consumer Cyclical (1.1%)
1011778 B.C., ULC
310,000 4.375%,  1/15/2028
g
313,875
Allied Universal Holdco, LLC
130,000 6.625%,  7/15/2026
g
136,012
Allison Transmission, Inc.
210,000 5.000%,  10/1/2024
g
211,879
Amazon.com, Inc.
300,000 1.500%,  6/3/2030 301,946
200,000 3.875%,  8/22/2037 244,451
120,000 4.050%,  8/22/2047 153,251
American Axle & Manufacturing,
Inc.
60,000 6.500%,  4/1/2027 60,450
American Honda Finance
Corporation
200,000 2.150%,  9/10/2024 210,335
Brookfield Property REIT, Inc.
50,000 5.750%,  5/15/2026
g
41,500
Brookfield Residential Properties,
Inc.
250,000 6.250%,  9/15/2027
g
256,175
Carnival Corporation
60,000 11.500%,  4/1/2023
g
66,300
60,000 10.500%,  2/1/2026
g
65,250
Cedar Fair, LP
110,000 5.250%,  7/15/2029 99,825
Colt Merger Sub, Inc.
190,000 6.250%,  7/1/2025
g
195,082
CVS Health Corporation
275,000 3.625%,  4/1/2027 307,685
D.R. Horton, Inc.
200,000 2.550%,  12/1/2020 200,299
275,000 2.600%,  10/15/2025 293,362
Dana, Inc.
120,000 5.625%,  6/15/2028
j
125,964
Ford Motor Company
50,000 9.000%,  4/22/2025 58,812
30,000 9.625%,  4/22/2030 40,275
110,000 7.450%,  7/16/2031 131,037
Ford Motor Credit Company, LLC
330,000 4.063%,  11/1/2024 330,924
170,000 4.134%,  8/4/2025 168,863
Gap, Inc.
60,000 8.625%,  5/15/2025
g
65,850
General Motors Company
300,000 6.125%,  10/1/2025 351,573
300,000 6.800%,  10/1/2027 367,951
General Motors Financial
Company, Inc.
210,000 3.150%,  6/30/2022 216,029
80,000 3.950%,  4/13/2024 85,445
Hanesbrands, Inc.
180,000 4.875%,  5/15/2026
g
194,675
Herc Holdings, Inc.
70,000 5.500%,  7/15/2027
g
71,969
Principal
Amount Long-Term Fixed Income (42.2%) Value
Consumer Cyclical (1.1%) - continued
Hilton Domestic Operating
Company, Inc.
$ 60,000 5.125%,  5/1/2026 $ 60,750
240,000 4.875%,  1/15/2030 246,900
Home Depot, Inc.
205,000 5.400%,  9/15/2040 288,718
120,000 4.250%,  4/1/2046 152,419
395,000 3.900%,  6/15/2047 476,781
Hyundai Capital America
165,000 1.250%,  9/18/2023
g
165,402
International Game Technology plc
110,000 5.250%,  1/15/2029
g
108,900
KB Home
140,000 4.800%,  11/15/2029 151,200
L Brands, Inc.
110,000 6.625%,  10/1/2030
g
115,500
Landry's, Inc.
90,000 6.750%,  10/15/2024
g
76,209
Lennar Corporation
170,000 4.125%,  1/15/2022 174,037
365,000 4.875%,  12/15/2023 395,386
Mastercard, Inc.
220,000 3.300%,  3/26/2027 248,800
140,000 3.950%,  2/26/2048 174,225
Mattamy Group Corporation
230,000 5.250%,  12/15/2027
g
243,225
McDonald's Corporation
275,000 2.125%,  3/1/2030 284,939
250,000 4.450%,  3/1/2047 305,918
MGM Resorts International
170,000 6.000%,  3/15/2023 176,375
Norwegian Cruise Line Holdings,
Ltd.
60,000 10.250%,  2/1/2026
g
61,650
Prime Security Services Borrower,
LLC
250,000 5.750%,  4/15/2026
g
266,250
105,000 3.375%,  8/31/2027
g
101,325
Royal Caribbean Cruises, Ltd.
60,000 9.125%,  6/15/2023
g
62,475
50,000 11.500%,  6/1/2025
g
57,187
Scientific Games International, Inc.
120,000 5.000%,  10/15/2025
g
120,450
ServiceMaster Company, LLC
200,000 5.125%,  11/15/2024
g
205,300
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
g,j
65,121
Six Flags Theme Parks, Inc.
60,000 7.000%,  7/1/2025
g
63,525
Staples, Inc.
170,000 7.500%,  4/15/2026
g
158,950
Target Corporation
275,000 2.250%,  4/15/2025 293,526
TJX Companies, Inc.
75,000 3.750%,  4/15/2027 86,424
175,000 3.875%,  4/15/2030 207,049
ViacomCBS, Inc.
300,000 4.200%,  5/19/2032 344,675
Visa, Inc.
135,000 2.700%,  4/15/2040 143,831

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
167
Principal
Amount Long-Term Fixed Income (42.2%) Value
Consumer Cyclical (1.1%) - continued
Volkswagen Group of America
Finance, LLC
$ 275,000 4.250%,  11/13/2023
g
$ 302,007
Walmart, Inc.
175,000 3.250%,  7/8/2029 201,933
Wyndham Destinations, Inc.
80,000 6.625%,  7/31/2026
g
85,116
Wyndham Hotels & Resorts, Inc.
45,000 4.375%,  8/15/2028
g
44,726
Yum! Brands, Inc.
180,000 4.750%,  1/15/2030
g
193,088
ZF North America Capital, Inc.
60,000 4.750%,  4/29/2025
g
62,100
Total 12,339,436
Consumer Non-Cyclical (1.8%)
Abbott Laboratories
37,000 3.750%,  11/30/2026 42,945
340,000 4.750%,  11/30/2036 451,822
AbbVie, Inc.
200,000 2.800%,  3/15/2023
g
208,774
230,000 3.600%,  5/14/2025 254,908
150,000 2.950%,  11/21/2026
g
163,790
94,000 4.700%,  5/14/2045 114,570
350,000 4.875%,  11/14/2048 440,625
Albertson's Companies, Inc.
200,000 7.500%,  3/15/2026
g
221,600
80,000 4.625%,  1/15/2027
g
83,000
155,000 3.500%,  3/15/2029
g
150,366
Altria Group, Inc.
125,000 4.400%,  2/14/2026 144,096
565,000 5.800%,  2/14/2039 712,440
Amgen, Inc.
275,000 3.375%,  2/21/2050 289,975
75,000 3.125%,  5/1/2025 81,862
Anheuser-Busch Companies, LLC
265,000 3.650%,  2/1/2026 297,052
320,000 4.700%,  2/1/2036 391,723
Anheuser-Busch InBev Worldwide,
Inc.
500,000 4.750%,  4/15/2058 600,722
250,000 4.375%,  4/15/2038 291,555
Anthem, Inc.
250,000 3.125%,  5/15/2050 256,540
220,000 4.625%,  5/15/2042 272,763
Aramark Services, Inc.
70,000 6.375%,  5/1/2025
g
73,422
BAT Capital Corporation
160,000 4.540%,  8/15/2047 167,738
Bausch Health Companies, Inc.
30,000 5.000%,  1/30/2028
g
29,651
Baxalta, Inc.
105,000 4.000%,  6/23/2025 118,374
Becton, Dickinson and Company
375,000 3.794%,  5/20/2050 415,829
187,000 3.734%,  12/15/2024 206,217
160,000 3.700%,  6/6/2027 181,085
Bunge, Ltd. Finance Corporation
36,000 3.500%,  11/24/2020 36,064
Principal
Amount Long-Term Fixed Income (42.2%) Value
Consumer Non-Cyclical (1.8%) - continued
Campbell Soup Company
$ 90,000 2.375%,  4/24/2030 $ 92,787
Cargill, Inc.
200,000 3.250%,  5/23/2029
g
221,569
Centene Corporation
75,000 4.750%,  1/15/2025 77,063
90,000 4.250%,  12/15/2027 94,725
90,000 4.625%,  12/15/2029 97,986
190,000 3.000%,  10/15/2030 197,306
Central Garden & Pet Company
120,000 4.125%,  10/15/2030 121,350
Cigna Corporation
295,000 4.800%,  8/15/2038 365,441
Clorox Company
270,000 3.100%,  10/1/2027 301,249
Conagra Brands, Inc.
175,000 4.300%,  5/1/2024 195,334
Constellation Brands, Inc.
190,000 3.600%,  2/15/2028 213,748
110,000 2.875%,  5/1/2030 118,304
CVS Health Corporation
59,000 4.100%,  3/25/2025 66,554
595,000 4.875%,  7/20/2035 743,873
DaVita, Inc.
140,000 4.625%,  6/1/2030
g
142,400
DENTSPLY SIRONA, Inc.
350,000 3.250%,  6/1/2030 379,071
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
g
63,059
Encompass Health Corporation
170,000 4.500%,  2/1/2028 174,100
Energizer Holdings, Inc.
190,000 4.750%,  6/15/2028
g
195,533
Express Scripts Holding Company
355,000 4.800%,  7/15/2046 379,591
General Mills, Inc.
150,000 2.875%,  4/15/2030 162,347
Gilead Sciences, Inc.
600,000 2.600%,  10/1/2040 577,351
H. J. Heinz Company
30,000 5.200%,  7/15/2045 33,118
HCA, Inc.
430,000 5.375%,  2/1/2025 476,152
HLF Financing SARL, LLC
90,000 7.250%,  8/15/2026
g
92,643
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
g
219,526
JBS Investments II GmbH
120,000 5.750%,  1/15/2028
g
126,075
JBS USA, LLC
90,000 5.750%,  6/15/2025
g
92,520
100,000 5.500%,  1/15/2030
g
108,750
Kash N Karry Food Stores, Inc.
90,000 5.625%,  10/15/2028
g
91,692
Kellogg Company
300,000 2.100%,  6/1/2030 306,246
Keurig Dr. Pepper, Inc.
250,000 3.200%,  5/1/2030 278,507

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
168
Principal
Amount Long-Term Fixed Income (42.2%) Value
Consumer Non-Cyclical (1.8%) - continued
Kimberly-Clark Corporation
$ 165,000 3.100%,  3/26/2030 $ 188,056
220,000 3.900%,  5/4/2047 276,577
Kraft Foods Group, Inc.
140,000 5.000%,  6/4/2042 153,356
Kraft Heinz Foods Company
220,000 4.625%,  1/30/2029 245,199
210,000 3.750%,  4/1/2030
g
220,387
90,000 4.250%,  3/1/2031
g
97,541
Medtronic, Inc.
13,000 4.625%,  3/15/2045 17,580
Molina Healthcare, Inc.
100,000 4.375%,  6/15/2028
g
102,500
Mondelez International, Inc.
90,000 2.750%,  4/13/2030 96,888
MPH Acquisition Holdings, LLC
100,000 5.750%,  11/1/2028
g
98,000
Mylan, Inc.
55,000 3.125%,  1/15/2023
g
57,769
275,000 4.550%,  4/15/2028 318,958
Par Pharmaceutical, Inc.
120,000 7.500%,  4/1/2027
g
127,200
Pilgrim's Pride Corporation
60,000 5.875%,  9/30/2027
g
63,383
Quest Diagnostics, Inc.
300,000 2.800%,  6/30/2031 320,719
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 366,834
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
g
178,291
Scotts Miracle-Gro Company
140,000 4.500%,  10/15/2029 148,750
Simmons Foods, Inc.
85,000 5.750%,  11/1/2024
g
84,256
Smithfield Foods, Inc.
145,000 2.650%,  10/3/2021
g
145,725
Spectrum Brands, Inc.
40,000 5.500%,  7/15/2030
g
42,800
Sysco Corporation
300,000 6.600%,  4/1/2040 409,776
Teleflex, Inc.
120,000 4.250%,  6/1/2028
g
125,400
Tenet Healthcare Corporation
100,000 4.625%,  7/15/2024 101,690
180,000 5.125%,  11/1/2027
g
185,346
Teva Pharmaceutical Finance
Netherlands III BV
140,000 2.800%,  7/21/2023 132,779
Thermo Fisher Scientific, Inc.
165,000 4.133%,  3/25/2025 187,503
Tyson Foods, Inc.
88,000 3.550%,  6/2/2027 99,476
UnitedHealth Group, Inc.
225,000 2.950%,  10/15/2027 249,407
505,000 4.625%,  7/15/2035 661,102
VRX Escrow Corporation
475,000 6.125%,  4/15/2025
g
488,300
Principal
Amount Long-Term Fixed Income (42.2%) Value
Consumer Non-Cyclical (1.8%) - continued
Zoetis, Inc.
$ 275,000 4.700%,  2/1/2043 $ 360,196
Total 19,857,222
Energy (1.1%)
Antero Resources Corporation
27,000 5.625%,  6/1/2023 22,680
75,000 5.000%,  3/1/2025 56,250
Apache Corporation
60,000 4.875%,  11/15/2027 56,310
125,000 4.375%,  10/15/2028 114,887
70,000 5.100%,  9/1/2040 64,261
Archrock Partners, LP
150,000 6.250%,  4/1/2028
g
144,750
BP Capital Markets America, Inc.
50,000 3.119%,  5/4/2026 54,667
150,000 3.543%,  4/6/2027 166,311
BP Capital Markets plc
312,000 3.279%,  9/19/2027 342,241
Buckeye Partners, LP
50,000 4.125%,  3/1/2025
g
47,375
100,000 3.950%,  12/1/2026 92,750
40,000 4.125%,  12/1/2027 37,600
Canadian Natural Resources, Ltd.
90,000 2.050%,  7/15/2025 91,005
140,000 2.950%,  7/15/2030 137,072
Canadian Oil Sands, Ltd.
115,000 9.400%,  9/1/2021
g
120,954
Cenovus Energy, Inc.
40,000 5.375%,  7/15/2025 42,150
Cheniere Energy Partners, LP
270,000 5.625%,  10/1/2026 276,750
Comstock Resources, Inc.
70,000 9.750%,  8/15/2026 73,762
ConocoPhillips
220,000 6.500%,  2/1/2039 314,211
Continental Resources, Inc.
75,000 5.000%,  9/15/2022 73,875
75,000 4.500%,  4/15/2023 71,821
Diamondback Energy, Inc.
200,000 3.500%,  12/1/2029 198,840
El Paso Pipeline Partners
Operating Company, LLC
130,000 4.300%,  5/1/2024 142,618
Enagas SA
235,000 5.500%,  1/15/2028
g
215,963
Endeavor Energy Resources, LP
40,000 5.500%,  1/30/2026
g
40,200
110,000 5.750%,  1/30/2028
g
114,125
Energy Transfer Operating, LP
85,000 4.200%,  9/15/2023 89,570
275,000 6.000%,  6/15/2048 280,738
Energy Transfer Partners, LP
155,000 4.900%,  3/15/2035 152,140
50,000 5.150%,  2/1/2043 46,477
EnLink Midstream Partners, LP
100,000 4.850%,  7/15/2026 85,345
120,000 5.600%,  4/1/2044 74,100
EOG Resources, Inc.
250,000 4.375%,  4/15/2030 293,841

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
169
Principal
Amount Long-Term Fixed Income (42.2%) Value
Energy (1.1%) - continued
EQM Midstream Partners, LP
$ 100,000 6.500%,  7/1/2027
g
$ 104,879
50,000 5.500%,  7/15/2028 50,637
50,000 6.500%,  7/15/2048 47,306
EQT Corporation
150,000 3.900%,  10/1/2027 144,048
Equinor ASA
375,000 3.000%,  4/6/2027 410,332
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 316,728
Harvest Midstream, LP
80,000 7.500%,  9/1/2028
g
79,400
Hess Midstream Operations, LP
80,000 5.625%,  2/15/2026
g
80,000
Kinder Morgan Energy Partners,
LP
215,000 6.500%,  9/1/2039 267,074
Magellan Midstream Partners, LP
130,000 5.000%,  3/1/2026 152,583
Marathon Oil Corporation
225,000 4.400%,  7/15/2027 225,990
Marathon Petroleum Corporation
264,000 4.750%,  12/15/2023 289,931
35,000 6.500%,  3/1/2041 40,742
MPLX, LP
250,000 4.875%,  12/1/2024 279,953
264,000 4.875%,  6/1/2025 297,977
Murphy Oil Corporation
80,000 5.875%,  12/1/2027 63,126
Newfield Exploration Company
60,000 5.625%,  7/1/2024 58,047
128,000 5.375%,  1/1/2026 120,294
Noble Energy, Inc.
300,000 5.050%,  11/15/2044 390,886
NuStar Logistics, LP
100,000 5.750%,  10/1/2025 100,683
Occidental Petroleum Corporation
83,000 2.700%,  8/15/2022 76,754
70,000 3.450%,  7/15/2024 56,700
180,000 2.900%,  8/15/2024 149,850
60,000 3.400%,  4/15/2026 46,931
50,000 8.500%,  7/15/2027 47,750
100,000 3.500%,  8/15/2029 72,146
60,000 6.450%,  9/15/2036 48,600
200,000 4.400%,  4/15/2046 134,444
ONEOK, Inc.
220,000 2.200%,  9/15/2025 216,506
Parsley Energy, LLC
125,000 5.625%,  10/15/2027
g
132,969
Pioneer Natural Resources
Company
90,000 4.450%,  1/15/2026 104,042
Plains All American Pipeline, LP
200,000 4.500%,  12/15/2026 211,979
250,000 3.550%,  12/15/2029 239,447
QEP Resources, Inc.
60,000 5.625%,  3/1/2026 38,100
Range Resources Corporation
50,000 9.250%,  2/1/2026
g
53,000
Regency Energy Partners, LP
50,000 5.875%,  3/1/2022 52,255
Principal
Amount Long-Term Fixed Income (42.2%) Value
Energy (1.1%) - continued
Sabine Pass Liquefaction, LLC
$ 125,000 6.250%,  3/15/2022 $ 132,103
150,000 5.625%,  4/15/2023 163,813
175,000 5.750%,  5/15/2024 197,064
Schlumberger Holdings
Corporation
180,000 4.000%,  12/21/2025
g
200,601
Southwestern Energy Company
165,000 7.500%,  4/1/2026 167,937
Suncor Energy, Inc.
155,000 3.600%,  12/1/2024 168,203
Sunoco Logistics Partners
Operations, LP
150,000 4.000%,  10/1/2027 153,281
Sunoco, LP
90,000 5.875%,  3/15/2028 93,375
Targa Resources Partners, LP
60,000 5.375%,  2/1/2027 60,300
Transocean Guardian, Ltd.
93,600 5.875%,  1/15/2024
g
57,096
USA Compression Partners, LP
50,000 6.875%,  4/1/2026 49,581
W&T Offshore, Inc.
95,000 9.750%,  11/1/2023
g
61,750
Western Gas Partners, LP
176,000 4.000%,  7/1/2022 176,000
Western Midstream Operating, LP
40,000 6.250%,  2/1/2050 36,742
90,000 4.100%,  2/1/2025 84,791
90,000 3.950%,  6/1/2025 83,532
Williams Companies, Inc.
225,000 7.500%,  1/15/2031 289,184
Williams Partners, LP
100,000 4.500%,  11/15/2023 109,346
20,000 6.300%,  4/15/2040 24,147
WPX Energy, Inc.
80,000 5.750%,  6/1/2026 82,160
50,000 4.500%,  1/15/2030 48,000
Total 11,776,734
Financials (2.8%)
ACE INA Holdings, Inc.
138,000 4.350%,  11/3/2045 178,506
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
14,000 4.625%,  7/1/2022 14,516
160,000 3.500%,  1/15/2025 157,668
175,000 3.875%,  1/23/2028 165,858
Aircastle, Ltd.
325,000 5.000%,  4/1/2023 331,311
Ally Financial, Inc.
200,000 5.750%,  11/20/2025 227,281
American International Group, Inc.
255,000 3.750%,  7/10/2025 285,773
250,000 3.900%,  4/1/2026 284,888
AvalonBay Communities, Inc.
125,000 3.500%,  11/15/2025 140,342
Aviation Capital Group, LLC
255,000 2.875%,  1/20/2022
g
254,603

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
170
Principal
Amount Long-Term Fixed Income (42.2%) Value
Financials (2.8%) - continued
Avolon Holdings Funding, Ltd.
$ 112,000 5.250%,  5/15/2024
g
$ 114,243
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
g
224,002
Banco Santander SA
400,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
d
402,056
Bank of America Corporation
184,000 4.000%,  4/1/2024 203,583
200,000 4.200%,  8/26/2024 222,891
300,000 4.000%,  1/22/2025 333,730
225,000 3.458%,  3/15/2025
d
243,507
225,000 3.093%,  10/1/2025
d
242,611
180,000 3.824%,  1/20/2028
d
203,271
275,000 2.496%,  2/13/2031
d
284,970
165,000 2.592%,  4/29/2031
d
172,588
325,000 1.922%,  10/24/2031
d
320,875
Barclays Bank plc
46,000 10.179%,  6/12/2021
g
48,439
Barclays plc
225,000 4.610%,  2/15/2023
d
235,684
236,000 3.650%,  3/16/2025 255,616
310,000 3.564%,  9/23/2035
d
306,919
Boston Properties, LP
150,000 4.500%,  12/1/2028 175,461
BPCE SA
315,000 3.500%,  10/23/2027
g
345,521
Camden Property Trust
250,000 3.150%,  7/1/2029 275,894
CANPACK SA / Eastern PA Land
Investment Holding, LLC
110,000 3.125%,  11/1/2025
g
111,375
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 222,341
Cascades USA, Inc.
130,000 5.125%,  1/15/2026
g
135,850
CIT Group, Inc.
195,000 5.000%,  8/15/2022 206,212
50,000 5.250%,  3/7/2025 55,750
Citigroup, Inc.
370,000 4.400%,  6/10/2025 418,437
160,000 3.200%,  10/21/2026 175,953
340,000 3.668%,  7/24/2028
d
380,512
120,000 4.125%,  7/25/2028 137,362
225,000 3.520%,  10/27/2028
d
249,678
162,000 4.650%,  7/23/2048 209,702
CNA Financial Corporation
100,000 3.900%,  5/1/2029 113,446
Comerica, Inc.
75,000 3.700%,  7/31/2023 80,924
Commerzbank AG
200,000 8.125%,  9/19/2023
g
229,566
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
258,000 3.950%,  11/9/2022 275,031
278,000 4.625%,  12/1/2023 308,964
Credit Acceptance Corporation
90,000 5.125%,  12/31/2024
g
90,000
Credit Agricole SA
250,000 3.250%,  1/14/2030
g
266,621
Principal
Amount Long-Term Fixed Income (42.2%) Value
Financials (2.8%) - continued
Credit Suisse Group AG
$ 200,000 7.250%,  9/12/2025
d,g,k
$ 216,742
350,000 2.193%,  6/5/2026
d,g
361,232
250,000 3.869%,  1/12/2029
d,g
277,980
Danske Bank AS
200,000 3.244%,  12/20/2025
d,g
211,971
Deutsche Bank AG
410,000 3.547%,  9/18/2031
d
413,490
Discover Bank
260,000 4.682%,  8/9/2028
d
272,849
Duke Realty, LP
150,000 2.875%,  11/15/2029 163,437
ERP Operating, LP
54,000 3.375%,  6/1/2025 59,726
ESH Hospitality, Inc.
90,000 5.250%,  5/1/2025
g
90,000
40,000 4.625%,  10/1/2027
g
39,200
Fidelity National Financial, Inc.
250,000 5.500%,  9/1/2022 270,242
First Horizon National Corporation
350,000 4.000%,  5/26/2025 383,572
GE Capital Funding, LLC
875,000 4.400%,  5/15/2030
g
953,191
GE Capital International Funding
Company
210,000 4.418%,  11/15/2035 227,024
Goldman Sachs Group, Inc.
300,000
4.165%,  (LIBOR 3M +
3.922%), 12/3/2020
d,k
295,500
176,000 2.908%,  6/5/2023
d
182,367
200,000 3.625%,  2/20/2024 217,365
210,000 4.750%,  10/21/2045 275,219
HCP, Inc.
100,000 3.400%,  2/1/2025 109,163
Healthpeak Properties, Inc.
175,000 2.875%,  1/15/2031 183,374
HSBC Holdings plc
200,000 6.875%,  6/1/2021
d,k
202,954
275,000 3.803%,  3/11/2025
d
297,723
350,000 3.900%,  5/25/2026 391,473
300,000 4.950%,  3/31/2030 364,712
Icahn Enterprises, LP
170,000 6.375%,  12/15/2025 174,252
80,000 6.250%,  5/15/2026 83,000
ING Groep NV
250,000 4.100%,  10/2/2023 274,505
International Lease Finance
Corporation
80,000 5.875%,  8/15/2022 85,434
Iron Mountain, Inc.
150,000 4.875%,  9/15/2027
g
152,625
J.P. Morgan Chase & Company
200,000 3.625%,  5/13/2024 220,469
200,000 3.875%,  9/10/2024 221,408
145,000 3.125%,  1/23/2025 158,153
425,000 3.900%,  7/15/2025 480,879
150,000 3.300%,  4/1/2026 166,748
275,000 4.203%,  7/23/2029
d
323,292
175,000 2.522%,  4/22/2031
d
184,340
260,000 3.882%,  7/24/2038
d
304,525

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
171
Principal
Amount Long-Term Fixed Income (42.2%) Value
Financials (2.8%) - continued
Kimco Realty Corporation
$ 320,000 3.300%,  2/1/2025 $ 346,477
Liberty Mutual Group, Inc.
80,000 4.950%,  5/1/2022
g
85,180
Lloyds Banking Group plc
225,000 2.907%,  11/7/2023
d
234,019
450,000 3.870%,  7/9/2025
d
490,803
MetLife, Inc.
210,000 4.050%,  3/1/2045 253,476
MGM Growth Properties Operating
Partnership, LP
60,000 4.625%,  6/15/2025
g
61,108
60,000 5.750%,  2/1/2027 64,748
Mitsubishi UFJ Financial Group,
Inc.
455,000 3.455%,  3/2/2023 486,016
200,000 3.287%,  7/25/2027 221,145
350,000 2.048%,  7/17/2030 352,999
Mizuho Financial Group, Inc.
290,000 1.979%,  9/8/2031
d
286,267
Morgan Stanley
80,000
4.047%,  (LIBOR 3M +
3.810%), 1/15/2021
d,k
78,097
185,000 3.125%,  1/23/2023 195,503
110,000 2.188%,  4/28/2026
d
115,208
275,000 4.350%,  9/8/2026 319,146
240,000 3.591%,  7/22/2028
d
269,750
350,000 3.622%,  4/1/2031
d
401,145
MPT Operating Partnership, LP
55,000 6.375%,  3/1/2024 56,304
125,000 4.625%,  8/1/2029 130,875
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 153,870
110,000 3.850%,  6/30/2026 126,144
Nationwide Building Society
200,000 3.622%,  4/26/2023
d,g
207,858
Natwest Group plc
380,000 3.032%,  11/28/2035
d
368,570
Outfront Media Cap, LLC
70,000 4.625%,  3/15/2030
g
64,313
Park Aerospace Holdings, Ltd.
112,000 4.500%,  3/15/2023
g
113,115
Prudential Financial, Inc.
175,000 3.700%,  3/13/2051 193,007
Quicken Loans, LLC
70,000 3.625%,  3/1/2029
g
68,950
70,000 3.875%,  3/1/2031
g
68,863
Realty Income Corporation
175,000 4.125%,  10/15/2026 202,857
Regency Centers, LP
290,000 4.125%,  3/15/2028 322,554
Reinsurance Group of America,
Inc.
160,000 4.700%,  9/15/2023 176,990
Royal Bank of Scotland Group plc
275,000 6.000%,  12/29/2025
d,k
284,543
200,000 4.445%,  5/8/2030
d
230,495
Service Properties Trust
70,000 4.500%,  6/15/2023 67,375
90,000 4.750%,  10/1/2026 76,950
Principal
Amount Long-Term Fixed Income (42.2%) Value
Financials (2.8%) - continued
Societe Generale SA
$ 132,000 4.750%,  11/24/2025
g
$ 145,238
Springleaf Finance Corporation
140,000 6.875%,  3/15/2025 154,000
110,000 7.125%,  3/15/2026 121,975
Sumitomo Mitsui Financial Group,
Inc.
120,000 3.010%,  10/19/2026 131,900
Synchrony Financial
70,000 4.250%,  8/15/2024 76,584
175,000 3.950%,  12/1/2027 190,716
UBS Group Funding Jersey, Ltd.
138,000 4.125%,  9/24/2025
g
156,908
UDR, Inc.
175,000 2.100%,  8/1/2032 172,211
Ventas Realty, LP
190,000 3.100%,  1/15/2023 199,279
VICI Properties, LP / VICI Note
Company, Inc.
50,000 4.250%,  12/1/2026
g
50,843
30,000 3.750%,  2/15/2027
g
30,075
90,000 4.625%,  12/1/2029
g
93,511
30,000 4.125%,  8/15/2030
g
30,375
Voya Financial, Inc.
310,000 3.125%,  7/15/2024 334,381
Wells Fargo & Company
160,000 3.450%,  2/13/2023 169,745
200,000 4.125%,  8/15/2023 218,307
205,000 3.000%,  2/19/2025 221,275
300,000 3.000%,  4/22/2026 326,737
163,000 3.000%,  10/23/2026 177,895
300,000 2.393%,  6/2/2028
d
311,251
307,000 4.900%,  11/17/2045 385,150
Total 30,483,543
Mortgage-Backed Securities (12.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
7,357,405 3.000%,  3/25/2050 7,695,767
4,830,084 3.000%,  4/1/2050 5,052,221
3,117,228 3.500%,  7/1/2047 3,303,798
Federal National Mortgage
Association
1,540,139 4.500%,  5/1/2048 1,666,554
2,878,748 3.500%,  10/1/2048 3,042,231
1,936,734 3.500%,  6/1/2049 2,049,201
3,287,505 3.500%,  8/1/2049 3,486,071
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
7,000,000 1.500%,  11/1/2035
c
7,144,375
4,465,000 2.000%,  11/1/2035
c
4,629,647
8,363,000 2.500%,  11/1/2035
c
8,688,863
18,075,000 2.000%,  12/1/2035
c
18,718,922
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,375,000 2.000%,  11/1/2050
c,l
5,541,499
11,000,000 2.500%,  11/1/2050
c,l
11,461,055
29,350,000 2.000%,  12/1/2050
c
30,192,666
14,500,000 2.500%,  12/1/2050
c
15,083,965

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
172
Principal
Amount Long-Term Fixed Income (42.2%) Value
Mortgage-Backed Securities (12.3%) -
continued
$ 4,749,051 4.000%,  7/1/2048 $ 5,070,972
Total 132,827,807
Technology (1.1%)
Apple, Inc.
170,000 3.200%,  5/11/2027 191,354
100,000 3.000%,  6/20/2027 111,775
365,000 3.000%,  11/13/2027 408,860
490,000 3.750%,  9/12/2047 591,261
Applied Materials, Inc.
88,000 3.300%,  4/1/2027 99,092
Avnet, Inc.
120,000 3.750%,  12/1/2021 123,205
Baidu, Inc.
220,000 3.425%,  4/7/2030 241,971
Black Knight InfoServ, LLC
85,000 3.625%,  9/1/2028
g
86,062
Broadcom Corporation
164,000 3.875%,  1/15/2027 181,209
200,000 3.500%,  1/15/2028 214,979
Broadcom, Inc.
300,000 4.750%,  4/15/2029 347,767
125,000 5.000%,  4/15/2030 147,440
CDW, LLC
110,000 4.250%,  4/1/2028 113,768
CommScope Technologies
Finance, LLC
256,000 6.000%,  6/15/2025
g
253,793
Diamond 1 Finance Corporation
295,000 6.020%,  6/15/2026
g
349,232
Diamond Sports Group, LLC
70,000 5.375%,  8/15/2026
g
40,775
140,000 6.625%,  8/15/2027
g
58,100
Fiserv, Inc.
200,000 2.250%,  6/1/2027 209,909
250,000 2.650%,  6/1/2030 265,203
Gartner, Inc.
90,000 4.500%,  7/1/2028
g
93,956
60,000 3.750%,  10/1/2030
g
61,356
Hewlett Packard Enterprise
Company
160,000 4.650%,  10/1/2024 180,585
Intel Corporation
225,000 3.100%,  2/15/2060 237,810
Iron Mountain, Inc.
90,000 5.250%,  7/15/2030
g
92,362
KLA Corporation
330,000 3.300%,  3/1/2050 344,956
Lam Research Corporation
275,000 2.875%,  6/15/2050 281,248
Marvell Technology Group, Ltd.
165,000 4.200%,  6/22/2023 178,502
220,000 4.875%,  6/22/2028 257,285
Micron Technology, Inc.
110,000 2.497%,  4/24/2023 114,443
Microsoft Corporation
318,000 2.675%,  6/1/2060 322,629
280,000 4.200%,  11/3/2035 364,790
625,000 3.700%,  8/8/2046 764,683
Principal
Amount Long-Term Fixed Income (42.2%) Value
Technology (1.1%) - continued
NCR Corporation
$ 240,000 6.125%,  9/1/2029
g
$ 251,400
NVIDIA Corporation
275,000 3.500%,  4/1/2040 317,535
NXP BV/NXP Funding, LLC
225,000 4.875%,  3/1/2024
g
252,052
Open Text Corporation
160,000 4.125%,  2/15/2030
g
166,000
Oracle Corporation
490,000 2.950%,  5/15/2025 533,427
350,000 2.800%,  4/1/2027 381,025
225,000 3.850%,  7/15/2036 261,807
275,000 3.600%,  4/1/2040 305,386
Plantronics, Inc.
170,000 5.500%,  5/31/2023
g
163,625
PTC, Inc.
40,000 3.625%,  2/15/2025
g
40,725
40,000 4.000%,  2/15/2028
g
41,350
Qorvo, Inc.
80,000 3.375%,  4/1/2031
g
81,000
Sensata Technologies BV
100,000 5.000%,  10/1/2025
g
109,165
Sensata Technologies, Inc.
110,000 3.750%,  2/15/2031
g
108,900
Shift4 Payments, LLC
30,000 4.625%,  11/1/2026
g
30,413
SS&C Technologies, Inc.
210,000 5.500%,  9/30/2027
g
223,194
Switch, Ltd.
170,000 3.750%,  9/15/2028
g
170,213
Texas Instruments, Inc.
270,000 4.150%,  5/15/2048 351,368
Tyco Electronics Group SA
40,000 3.450%,  8/1/2024 43,309
80,000 3.125%,  8/15/2027 87,935
Vmware, Inc.
250,000 4.650%,  5/15/2027 289,525
Xerox Holdings Corporation
90,000 5.000%,  8/15/2025
g
88,856
Total 11,628,570
Transportation (0.2%)
Air Canada Pass Through Trust
40,570 3.875%,  3/15/2023
g
35,209
Air Lease Corporation
75,000 3.500%,  1/15/2022 76,753
American Airlines, Inc.
30,000 11.750%,  7/15/2025
g
29,175
Burlington Northern Santa Fe, LLC
130,000 5.750%,  5/1/2040 183,665
100,000 5.050%,  3/1/2041 132,634
130,000 4.450%,  3/15/2043 163,066
CSX Corporation
165,000 3.800%,  4/15/2050 193,254
98,000 3.700%,  11/1/2023 105,878
175,000 3.350%,  9/15/2049 190,207
Delta Air Lines, Inc.
130,000 7.000%,  5/1/2025
g
141,862

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
173
Principal
Amount Long-Term Fixed Income (42.2%) Value
Transportation (0.2%) - continued
Mileage Plus Holdings, LLC
$ 90,000 6.500%,  6/20/2027
g
$ 93,713
Penske Truck Leasing Company,
LP
200,000 3.375%,  2/1/2022
g
206,170
Southwest Airlines Company
250,000 4.750%,  5/4/2023 267,789
75,000 5.125%,  6/15/2027 83,384
United Parcel Service, Inc.
220,000 4.450%,  4/1/2030 272,775
XPO Logistics, Inc.
225,000 6.750%,  8/15/2024
g
238,095
Total 2,413,629
U.S. Government & Agencies (14.1%)
U.S. Treasury Bonds
2,285,000 2.250%,  11/15/2027 2,537,243
5,450,000 2.875%,  5/15/2028 6,322,639
2,190,000 5.250%,  11/15/2028 2,968,990
4,000,000 1.625%,  8/15/2029 4,282,813
6,250,000 1.500%,  2/15/2030 6,624,023
550,000 4.375%,  5/15/2040 838,277
2,000,000 3.000%,  5/15/2042 2,574,609
4,999,000 2.500%,  5/15/2046 5,960,331
7,300,000 2.875%,  5/15/2049 9,398,750
200,000 2.375%,  11/15/2049 234,203
U.S. Treasury Notes
1,000,000 1.375%,  5/31/2021 1,007,266
8,935,000 1.125%,  8/31/2021 9,008,295
9,850,000 1.500%,  9/30/2021 9,972,356
1,170,000 1.125%,  2/28/2022 1,185,356
6,390,000 0.125%,  6/30/2022 6,387,504
4,060,000 1.875%,  7/31/2022 4,182,117
19,985,000 2.000%,  11/30/2022 20,748,489
1,700,000 2.500%,  3/31/2023 1,795,160
2,750,000 0.125%,  10/15/2023 2,744,199
11,330,000 2.500%,  1/31/2024 12,164,702
1,350,000 2.125%,  7/31/2024 1,443,393
8,000,000 1.250%,  8/31/2024 8,295,938
2,540,000 2.250%,  11/15/2024 2,738,735
1,090,000 2.125%,  11/30/2024 1,170,515
1,000,000 1.375%,  1/31/2025 1,044,688
5,000,000 0.250%,  8/31/2025 4,971,484
7,440,000 2.625%,  1/31/2026 8,290,950
9,300,000 2.500%,  2/28/2026 10,311,738
1,950,000 0.500%,  4/30/2027 1,938,422
Total 151,143,185
Utilities (1.0%)
AES Corporation
125,000 5.125%,  9/1/2027 134,073
Ameren Illinois Company
150,000 4.500%,  3/15/2049 196,370
American Water Capital
Corporation
275,000 2.800%,  5/1/2030 299,433
Appalachian Power Company
85,000 3.300%,  6/1/2027 93,195
Arizona Public Service Company
150,000 3.500%,  12/1/2049 166,829
Principal
Amount Long-Term Fixed Income (42.2%) Value
Utilities (1.0%) - continued
Berkshire Hathaway Energy
Company
$ 140,000 4.500%,  2/1/2045 $ 174,390
Calpine Corporation
140,000 4.500%,  2/15/2028
g
142,450
CenterPoint Energy, Inc.
75,000 3.850%,  2/1/2024 82,185
175,000 2.500%,  9/1/2024 185,405
140,000 4.250%,  11/1/2028 165,149
CMS Energy Corporation
120,000 2.950%,  2/15/2027 128,395
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 234,464
Consolidated Edison Company of
New York, Inc.
325,000 4.125%,  5/15/2049 390,714
Consolidated Edison, Inc.
69,000 4.500%,  12/1/2045 85,992
Consumers Energy Company
175,000 4.350%,  4/15/2049 227,886
DTE Electric Company
115,000 3.700%,  3/15/2045 132,097
145,000 3.700%,  6/1/2046 168,727
Duke Energy Carolinas, LLC
315,000 3.700%,  12/1/2047 363,927
Duke Energy Corporation
160,000 3.750%,  9/1/2046 179,873
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 133,934
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 211,325
Edison International
250,000 5.750%,  6/15/2027 284,023
Energy Transfer Operating, LP
280,000 5.200%,  2/1/2022 289,810
Exelon Corporation
200,000 4.700%,  4/15/2050 253,356
50,000 5.100%,  6/15/2045 64,543
263,000 4.450%,  4/15/2046 318,211
FirstEnergy Corporation
50,000 2.850%,  7/15/2022 51,320
320,000 4.850%,  7/15/2047 347,221
GFL Environmental, Inc.
110,000 3.750%,  8/1/2025
g
110,000
ITC Holdings Corporation
66,000 4.050%,  7/1/2023 71,068
80,000 5.300%,  7/1/2043 103,558
Mississippi Power Company
165,000 3.950%,  3/30/2028 190,058
Monongahela Power Company
150,000 5.400%,  12/15/2043
g
197,122
National Rural Utilities Cooperative
Finance Corporation
90,000 3.900%,  11/1/2028 105,693
200,000 3.700%,  3/15/2029 232,865
NextEra Energy Operating
Partners, LP
240,000 3.875%,  10/15/2026
g
248,483
NiSource Finance Corporation
88,000 3.490%,  5/15/2027 97,699
255,000 5.650%,  2/1/2045 354,928

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
174
Principal
Amount Long-Term Fixed Income (42.2%) Value
Utilities (1.0%) - continued
NiSource, Inc.
$ 250,000 3.600%,  5/1/2030 $ 283,939
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 176,890
175,000 3.950%,  12/1/2047 164,849
PG&E Corporation
60,000 5.000%,  7/1/2028 60,152
50,000 5.250%,  7/1/2030 50,000
PPL Capital Funding, Inc.
225,000 5.000%,  3/15/2044 281,450
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 157,855
Public Service Electric & Gas
Company
220,000 3.000%,  5/15/2027 242,943
San Diego Gas and Electric
Company
270,000 4.150%,  5/15/2048 323,367
South Carolina Electric & Gas
Company
350,000 5.100%,  6/1/2065 511,666
Southern California Edison
Company
175,000 4.000%,  4/1/2047 187,681
Southern Company
215,000 3.250%,  7/1/2026 239,268
Southern Company Gas Capital
Corporation
220,000 4.400%,  5/30/2047 263,474
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 71,131
Suburban Propane Partners, LP
110,000 5.875%,  3/1/2027 113,300
Talen Energy Supply, LLC
120,000 7.625%,  6/1/2028
g
117,450
TerraForm Power Operating, LLC
120,000 5.000%,  1/31/2028
g
131,739
Virginia Electric and Power
Company
125,000 4.600%,  12/1/2048 167,676
Vistra Operations Company, LLC
160,000 5.000%,  7/31/2027
g
167,200
Total 10,928,801
Total Long-Term Fixed Income
(cost $434,517,251) 454,474,722
Shares
Registered Investment
Companies ( 38.3% ) Value
Unaffiliated  (1.1%)
1,495 Health Care Select Sector SPDR
Fund
j
151,982
113,400 Invesco Senior Loan ETF 2,438,100
33,250 iShares iBoxx $ Investment Grade
Corporate Bond ETF
j
4,446,522
3,474 ProShares Ultra S&P 500
j
241,513
9,676 SPDR Bloomberg Barclays High
Yield Bond ETF 1,009,207
13,847 SPDR S&P 500 ETF Trust
j
4,521,599
Shares
Registered Investment
Companies (38.3%) Value
Unaffiliated  (1.1%)- continued
1,061 SPDR S&P Regional Banking ETF $ 43,660
Total 12,852,583
Affiliated  (37.2%)
3,787,146 Thrivent Core Emerging Markets
Debt Fund 37,151,899
737,091 Thrivent Core Emerging Markets
Equity Fund
m
7,636,263
969,305 Thrivent Core International Equity
Fund 8,190,627
2,477,074 Thrivent Core Low Volatility Equity
Fund 28,758,830
58,959 Thrivent Global Stock Fund, Class
S 1,423,271
5,294,944 Thrivent High Yield Fund, Class S 23,774,300
8,168,737 Thrivent Income Fund, Class S 81,523,997
3,941,200 Thrivent International Allocation
Fund, Class S 36,219,629
2,895,654 Thrivent Large Cap Growth Fund,
Class S 47,199,168
3,015,573 Thrivent Large Cap Value Fund,
Class S 62,090,639
3,264,908 Thrivent Limited Maturity Bond
Fund, Class S 41,333,732
692,303 Thrivent Mid Cap Stock Fund,
Class S 19,412,165
212,720 Thrivent Small Cap Stock Fund,
Class S 4,898,937
Total 399,613,457
Total Registered Investment
Companies (cost $336,117,591) 412,466,040
Shares Common Stock ( 10.6% ) Value
Communications Services (0.4%)
817 Activision Blizzard, Inc. 61,871
551 Alphabet, Inc., Class A
m
890,477
249 Alphabet, Inc., Class C
m
403,631
2,342 ANGI Homeservices, Inc.
m
24,825
2,077 Cinemark Holdings, Inc.
j
17,011
3,105 Comcast Corporation 131,155
606 Consolidated Communications
Holdings, Inc.
m
2,830
1,630 Discovery, Inc., Class A
j,m
32,991
1,340 DISH Network Corporation
m
34,157
795 EchoStar Corporation
m
18,412
2,086 Facebook, Inc.
m
548,847
8,713 Gannett Company, Inc.
m
10,020
400 Hemisphere Media Group, Inc.
m
3,128
2,689 Interpublic Group of Companies,
Inc. 48,644
6,925 Live Nation Entertainment, Inc.
m
337,940
151 Match Group, Inc.
m
17,634
1,864 Meredith Corporation 20,504
924 News Corporation 12,030
468 Omnicom Group, Inc. 22,090
3,656 ORBCOMM, Inc.
m
15,721
16,036 QuinStreet, Inc.
m
256,656
1,339 RingCentral, Inc.
m
345,917
531 Scholastic Corporation 10,493
1,278 Take-Two Interactive Software,
Inc.
m
197,988
1,785 Twitter, Inc.
m
73,828

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
175
Shares Common Stock (10.6%) Value
Communications Services (0.4%) - continued
2,020 Uber Technologies, Inc.
m
$ 67,488
2,510 Verizon Communications, Inc. 143,045
416 Walt Disney Company 50,440
913 Zillow Group, Inc.
m
81,558
Total 3,881,331
Consumer Discretionary (1.4%)
1,256 Adient plc
m
26,652
628 Amazon.com, Inc.
m
1,906,702
1,499 American Eagle Outfitters, Inc.
j
20,551
88 American Public Education, Inc.
m
2,488
5,514 Aptiv plc 532,046
1,187 At Home Group, Inc.
m
19,336
364 AutoNation, Inc.
m
20,650
178 AutoZone, Inc.
m
200,958
1,147 Beazer Homes USA, Inc.
m
13,970
2,358 Bed Bath & Beyond, Inc. 46,688
409 Big Lots, Inc. 19,468
1,552 BJ's Restaurants, Inc. 43,782
143 Booking Holdings, Inc.
m
232,018
3,094 Bright Horizons Family Solutions,
Inc.
m
489,007
414 Brinker International, Inc. 18,026
279 Brunswick Corporation 17,775
1,840 Burlington Stores, Inc.
m
356,187
1,884 Caesars Entertainment, Inc.
m
84,441
1,136 Camping World Holdings, Inc. 30,036
2,031 Capri Holdings, Ltd.
m
43,098
1,333 Carnival Corporation 18,275
26 Cavco Industries, Inc.
m
4,476
5,372 Cedar Fair, LP 139,726
483 Century Casinos, Inc.
m
2,275
589 Century Communities, Inc.
m
22,877
2,233 Chegg, Inc.
m
163,992
4,207 Chewy, Inc.
j,m
259,151
11,854 Chico's FAS, Inc. 12,684
733 Children's Place, Inc. 18,523
357 Chipotle Mexican Grill, Inc.
m
428,928
264 Choice Hotels International, Inc. 23,060
403 Churchill Downs, Inc. 60,107
13,798 Cooper-Standard Holdings, Inc.
m
216,491
615 Cracker Barrel Old Country Store,
Inc. 69,999
2,929 Crocs, Inc.
m
153,275
1,909 Culp, Inc. 23,691
559 D.R. Horton, Inc. 37,347
1,027 Dana, Inc. 14,368
841 Darden Restaurants, Inc. 77,305
1,636 Dave & Buster's Entertainment,
Inc.
j
28,074
460 Deckers Outdoor Corporation
m
116,550
753 Denny's Corporation
m
6,747
3,050 Designer Brands, Inc. 13,207
829 Dick's Sporting Goods, Inc. 46,963
615 Dine Brands Global, Inc. 31,642
1,255 Domino's Pizza, Inc. 474,792
101 Dorman Products, Inc.
m
9,016
7,680 Duluth Holdings, Inc.
m
117,811
354 Dunkin' Brands Group, Inc. 35,297
440 eBay, Inc. 20,957
2,695 Emerald Holding, Inc. 7,061
806 Ethan Allen Interiors, Inc. 12,936
1,934 Etsy, Inc.
m
235,155
1,310 Express, Inc.
m
800
1,033 Extended Stay America, Inc. 11,725
Shares Common Stock (10.6%) Value
Consumer Discretionary (1.4%) - continued
3,574 Five Below, Inc.
m
$ 476,557
848 Foot Locker, Inc. 31,274
121 Fox Factory Holding Corporation
m
10,174
4,759 Gap, Inc. 92,563
837 Genuine Parts Company 75,690
333 G-III Apparel Group, Ltd.
m
4,489
4,166 Goodyear Tire & Rubber Company 34,495
531 Grand Canyon Education, Inc.
m
41,614
1,288 Groupon, Inc.
m
24,974
1,389 H&R Block, Inc. 23,974
2,214 Harley-Davidson, Inc. 72,796
405 Helen of Troy, Ltd.
m
76,788
2,592 Home Depot, Inc. 691,312
208 Hovnanian Enterprises, Inc.
m
6,606
657 Jack in the Box, Inc. 52,599
1,215 KB Home 39,184
2,537 Knoll, Inc. 29,074
5,077 Kohl's Corporation 108,089
2,459 L Brands, Inc. 78,713
1,682 Lear Corporation 203,202
4,860 Leggett & Platt, Inc. 202,808
1,337 Lithia Motors, Inc. 306,935
1,696 Lowe's Companies, Inc. 268,138
287 Lululemon Athletica, Inc.
m
91,636
31 M.D.C. Holdings, Inc. 1,349
3,635 Macy's, Inc.
j
22,573
142 Madison Square Garden Sports
Corporation
m
20,113
1,477 Marcus Corporation 10,826
240 Marriott International, Inc. 22,291
176 Marriott Vacations Worldwide
Corporation 17,002
2,975 Mattel, Inc.
m
40,966
1,421 McDonald's Corporation 302,673
2 Mercadolibre, Inc.
m
2,428
588 Meritage Homes Corporation
m
51,209
2,933 Michaels Companies, Inc.
m
23,787
3,561 Miller Industries, Inc. 106,616
928 Modine Manufacturing Company
m
5,939
892 Mohawk Industries, Inc.
m
92,045
143 Netflix, Inc.
m
68,031
713 NIKE, Inc. 85,617
1,554 Nordstrom, Inc.
j
18,803
2,834 Norwegian Cruise Line Holdings,
Ltd.
j,m
47,129
138 NVR, Inc.
m
545,526
329 Office Depot, Inc. 6,416
4,057 Ollie's Bargain Outlet Holdings,
Inc.
m
353,324
502 Overstock.com, Inc.
m
28,162
1,878 Park Hotels & Resorts, Inc. 18,649
3,959 Party City Holdco, Inc.
m
7,878
3,613 Penn National Gaming, Inc.
m
195,030
7,281 Planet Fitness, Inc.
m
431,545
9,024 Playa Hotels and Resorts NV
m
34,923
443 Polaris, Inc. 40,251
219 Pool Corporation 76,613
1,962 PulteGroup, Inc. 79,971
477 Purple Innovation, Inc.
m
13,533
492 PVH Corporation 28,679
2,881 Qurate Retail, Inc. 19,504
305 Red Robin Gourmet Burgers, Inc.
m
3,672
3,422 Red Rock Resorts, Inc. 65,429
245 RH
j,m
82,131
456 Royal Caribbean Cruises, Ltd. 25,728

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
176
Shares Common Stock (10.6%) Value
Consumer Discretionary (1.4%) - continued
3,441 Ruth's Hospitality Group, Inc. $ 38,470
1,156 Sally Beauty Holdings, Inc.
m
9,676
499 Scientific Games Corporation
m
15,908
216 SeaWorld Entertainment, Inc.
m
4,756
2,845 Six Flags Entertainment
Corporation 61,509
1,714 Skyline Corporation
m
43,964
1,832 Sleep Number Corporation
m
116,076
730 Sony Corporation ADR 61,072
1,899 Standard Motor Products, Inc. 86,974
6,948 Stoneridge, Inc.
m
158,623
70 Strategic Education, Inc. 5,814
5,572 Taylor Morrison Home
Corporation
m
120,355
2,512 Tenneco, Inc.
m
21,653
150 Tesla, Inc.
m
58,206
4,305 Texas Roadhouse, Inc. 301,479
1,493 Thor Industries, Inc. 126,278
3,118 Toll Brothers, Inc. 131,829
1,247 TopBuild Corporation
m
191,053
1,435 Tri Pointe Homes, Inc.
m
23,577
113 Tupperware Brands Corporation
m
3,584
830 Ulta Beauty, Inc.
m
171,619
556 Urban Outfitters, Inc.
m
12,421
295 Vail Resorts, Inc. 68,452
152 Wayfair, Inc.
m
37,701
150 Whirlpool Corporation 27,744
622 Williams-Sonoma, Inc. 56,733
850 Wingstop, Inc. 98,881
38 Winnebago Industries, Inc. 1,784
328 Workhorse Group, Inc.
m
5,045
399 Wyndham Destinations, Inc. 13,019
277 YETI Holdings, Inc.
m
13,706
497 Yum! Brands, Inc. 46,385
4,987 Zumiez, Inc.
m
139,636
Total 15,353,189
Consumer Staples (0.3%)
1,454 BJ's Wholesale Club Holdings,
Inc.
m
55,674
1,676 Casey's General Stores, Inc. 282,523
3,426 Celsius Holdings, Inc.
m
68,897
4,144 Colgate-Palmolive Company 326,920
649 Costco Wholesale Corporation 232,095
20,825 Cott Corporation 260,937
939 Darling Ingredients, Inc.
m
40,377
4,977 e.l.f. Beauty, Inc.
m
100,884
2,444 Hain Celestial Group, Inc.
m
75,153
1,394 John B. Sanfilippo & Son, Inc. 101,428
233 Kimberly-Clark Corporation 30,894
4,223 Lamb Weston Holdings, Inc. 267,949
493 McCormick & Company, Inc. 88,991
131 Medifast, Inc. 18,404
3,399 Monster Beverage Corporation
m
260,261
255 PepsiCo, Inc. 33,989
995 Philip Morris International, Inc. 70,665
2,012 Procter & Gamble Company 275,845
454 Seneca Foods Corporation
m
16,730
403 TreeHouse Foods, Inc.
m
15,653
10,535 Turning Point Brands, Inc. 394,747
201 Vector Group, Ltd. 1,847
1,816 Wal-Mart Stores, Inc. 251,970
Total 3,272,833
Shares Common Stock (10.6%) Value
Energy (0.2%)
208 Abraxas Petroleum Corporation
j,m
$ 339
3,678 Antero Midstream Corporation 21,075
3,219 Apache Corporation 26,718
7,591 Archrock, Inc. 45,015
1,867 BP plc ADR 28,901
4,627 Centennial Resource
Development, Inc.
m
2,867
2,327 ChampionX Corporation
m
20,315
1,489 Chevron Corporation 103,485
4,383 Cimarex Energy Company 111,197
3,065 CNX Resources Corporation
m
29,730
2,209 Continental Resources, Inc. 26,574
4,837 Core Laboratories NV 69,895
950 Delek US Holdings, Inc. 9,557
18,007 Devon Energy Corporation 160,802
4,916 Diamondback Energy, Inc. 127,619
7,757 EnLink Midstream, LLC 21,021
1,292 Enterprise Products Partners, LP 21,408
2,494 EOG Resources, Inc. 85,395
7,068 EQT Corporation
j
107,010
4,896 Equitrans Midstream Corporation 35,545
359 Evolution Petroleum Corporation 793
2,894 Exterran Corporation
m
12,242
1,579 Exxon Mobil Corporation 51,507
4,283 Frank's International NV
m
7,495
4,637 Gran Tierra Energy, Inc.
m
881
1,057 Halliburton Company 12,747
16,058 Helmerich & Payne, Inc. 238,782
1,885 Liberty Oilfield Services, Inc. 12,592
8,552 Marathon Oil Corporation 33,866
1,021 Marathon Petroleum Corporation 30,119
22,864 McDermott International, Inc.
m
38,869
253 Nabors Industries, Ltd. 7,190
2,303 NexTier Oilfield Solutions, Inc.
m
4,353
11,499 Nine Energy Service, Inc.
m
12,304
1,444 Occidental Petroleum Corporation 13,184
6,901 Oceaneering International, Inc.
m
28,156
11,330 Patterson-UTI Energy, Inc. 29,005
4,435 PBF Energy, Inc. 20,711
527 PDC Energy, Inc.
m
6,282
386 Pioneer Natural Resources
Company 30,710
2,506 Plains GP Holdings, LP 16,013
1,280 ProPetro Holding Corporation
m
5,056
5,694 QEP Resources, Inc. 5,125
2,394 Range Resources Corporation 15,753
1,651 RPC, Inc.
m
3,929
2,114 Schlumberger, Ltd. 31,583
5,918 SEACOR Holdings, Inc.
m
181,268
6,942 SM Energy Company 11,177
5,155 Southwestern Energy Company
m
13,764
2,058 Talos Energy, Inc.
m
13,542
2,515 Targa Resources Corporation 40,366
8,188 TechnipFMC plc 45,280
613 Valero Energy Corporation 23,668
18,275 WPX Energy, Inc.
m
84,248
Total 2,137,028
Financials (1.4%)
71 1st Source Corporation 2,378
774 Aaron's Holdings Company, Inc. 40,449
1,026 Aflac, Inc. 34,833
2,168 AG Mortgage Investment Trust,
Inc. 5,658
6,615 Air Lease Corporation 180,193

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
177
Shares Common Stock (10.6%) Value
Financials (1.4%) - continued
347 Alleghany Corporation $ 189,785
2,398 Ally Financial, Inc. 63,979
628 American Express Company 57,299
4,803 American Financial Group, Inc. 359,937
290 Ameriprise Financial, Inc. 46,641
1,699 Ameris Bancorp 49,781
586 Aon plc 107,830
4,246 Apollo Commercial Real Estate
Finance, Inc. 36,940
493 Argo Group International Holdings,
Ltd. 17,590
4,373 Arthur J. Gallagher & Company 453,524
860 Artisan Partners Asset
Management, Inc. 34,452
10,786 Associated Banc-Corp 147,660
9,298 Assured Guaranty, Ltd. 237,378
1,838 Bancorp, Inc.
m
17,645
4,864 Bank of America Corporation 115,277
436 Bank of Marin Bancorp 13,141
4,866 Bank of N.T. Butterfield & Son, Ltd. 128,754
1,831 BankFinancial Corporation 13,458
2,513 Banner Corporation 92,654
979 Berkshire Hathaway, Inc.
m
197,660
9,065 Berkshire Hills Bancorp, Inc. 118,117
615 BlackRock, Inc. 368,514
795 Blackstone Mortgage Trust, Inc. 17,251
14,341 Boston Private Financial Holdings,
Inc. 88,627
301 Bridge Bancorp, Inc. 5,882
12,338 Bridgewater Bancshares, Inc.
m
137,075
1,283 Brighthouse Financial, Inc.
m
42,467
5,000 BrightSphere Investment Group 69,000
4,827 Brookline Bancorp, Inc. 46,243
716 Brown & Brown, Inc. 31,153
755 Byline Bancorp, Inc. 9,921
949 Capital One Financial Corporation 69,353
15 Cboe Global Markets, Inc. 1,219
2,632 Central Pacific Financial
Corporation 36,243
1,705 Charles Schwab Corporation 70,093
468 Chubb, Ltd. 60,798
530 Cincinnati Financial Corporation 37,492
1,939 Citigroup, Inc. 80,313
1,225 Citizens Financial Group, Inc. 33,381
8,649 Columbia Banking System, Inc. 245,718
366 Comerica, Inc. 16,657
3,219 Community Trust Bancorp, Inc. 102,429
454 Cullen/Frost Bankers, Inc. 31,903
138 Customers Bancorp, Inc.
m
1,907
80 Diamond Hill Investment Group,
Inc. 10,955
1,442 Discover Financial Services 93,744
1,116 East West Bancorp, Inc. 40,712
1,357 Ellington Residential Mortgage
REIT 14,425
390 Encore Capital Group, Inc.
j,m
12,453
816 Enterprise Financial Services
Corporation 23,754
2,095 Essent Group, Ltd. 83,486
2,567 Evercore, Inc. 204,179
27,649 Everi Holdings, Inc.
m
238,058
7,345 F.N.B. Corporation 55,528
628 FactSet Research Systems, Inc. 192,482
664 FBL Financial Group, Inc. 32,994
Shares Common Stock (10.6%) Value
Financials (1.4%) - continued
237 Federal Agricultural Mortgage
Corporation $ 15,308
2,266 Financial Institutions, Inc. 40,176
852 First American Financial
Corporation 37,991
908 First Bancorp 21,874
4,365 First BanCorp 28,329
4,315 First Busey Corporation 77,627
136 First Citizens BancShares, Inc. 62,927
969 First Commonwealth Financial
Corporation 8,353
7,377 First Financial Bancorp 105,491
1,460 First Financial Corporation 50,691
2,578 First Interstate BancSystem, Inc. 91,003
212 First Merchants Corporation 5,535
161 First Mid-Illinois Bancshares, Inc. 4,469
3,946 First Midwest Bancorp, Inc. 49,522
254 First of Long Island Corporation 3,919
568 First Republic Bank 71,648
1,075 Flagstar Bancorp, Inc. 31,551
370 Flushing Financial Corporation 4,732
15,398 Fulton Financial Corporation 169,224
2,270 Glacier Bancorp, Inc. 81,266
104 Goldman Sachs Group, Inc. 19,660
3,612 Granite Point Mortgage Trust, Inc. 24,345
3,356 Great Southern Bancorp, Inc. 137,428
3,755 Great Western Bancorp, Inc. 48,777
1,167 Hamilton Lane, Inc. 81,340
9,772 Hancock Whitney Corporation 223,486
1,625 Hanmi Financial Corporation 14,609
2,148 Hanover Insurance Group, Inc. 205,478
966 Hartford Financial Services Group,
Inc. 37,210
7,831 Heartland Financial USA, Inc. 257,953
19,481 Heritage Commerce Corporation 141,237
2,662 Hometrust Bancshares, Inc. 42,512
8,420 Hope Bancorp, Inc. 67,949
3,296 Horizon Bancorp, Inc. 40,870
203 Houlihan Lokey, Inc. 12,728
3,199 Independent Bank Corporation 47,889
2,783 Interactive Brokers Group, Inc. 132,387
321 International Bancshares
Corporation 8,885
2,323 Invesco Mortgage Capital. Inc. 6,272
2,676 J.P. Morgan Chase & Company 262,355
2,060 James River Group Holdings, Ltd. 96,264
470 Julius Baer Group, Ltd. 20,917
2,721 Kemper Corporation 167,777
4,002 KeyCorp 51,946
749 Kinsale Capital Group, Inc. 140,415
2,546 Ladder Capital Corporation 19,095
1,235 Lakeland Bancorp, Inc. 13,746
1,563 Lincoln National Corporation 54,861
926 Loews Corporation 32,114
62 Markel Corporation
m
57,834
78 MarketAxess Holdings, Inc. 42,030
609 Marsh & McLennan Companies,
Inc. 63,007
740 Mercantile Bank Corporation 16,176
5,200 Meridian Bancorp, Inc. 64,740
893 MetLife, Inc. 33,800
1,038 Midland States Bancorp, Inc. 15,466
4,475 MidWestOne Financial Group, Inc. 90,171
461 Moody's Corporation 121,197
1,403 Morgan Stanley 67,554

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
178
Shares Common Stock (10.6%) Value
Financials (1.4%) - continued
67 Morningstar, Inc. $ 12,755
1,694 Mr. Cooper Group, Inc.
m
35,710
1,022 MSCI, Inc. 357,536
472 Nasdaq, Inc. 57,107
37 National Western Life Group, Inc. 6,276
1,498 New York Community Bancorp,
Inc. 12,448
1,206 Northern Trust Corporation 94,394
1,553 OFG Bancorp 22,348
1,705 Old Second Bancorp, Inc. 14,578
5,731 PacWest Bancorp 110,264
177 Peapack-Gladstone Financial
Corporation 2,988
504 Peoples Bancorp, Inc. 11,390
5,284 People's United Financial, Inc. 56,380
9,059 Popular, Inc. 382,290
4,255 Premier Financial Corporation 76,547
2,106 Primerica, Inc. 232,165
1,671 Prosight Global, Inc.
m
19,768
2,373 QCR Holdings, Inc. 73,634
4,867 Radian Group, Inc. 87,363
1,282 Raymond James Financial, Inc. 97,996
3,314 Redwood Trust, Inc. 28,169
2,334 Reinsurance Group of America,
Inc. 235,781
687 S&P Global, Inc. 221,716
303 Safety Insurance Group, Inc. 21,210
6,134 Santander Consumer USA
Holdings, Inc. 124,766
9,437 Seacoast Banking Corporation of
Florida
m
202,707
3,416 SEI Investments Company 167,896
1,617 Selective Insurance Group, Inc. 84,181
1,081 Signature Bank 87,280
4,544 Simmons First National
Corporation 77,203
472 Southside Bancshares, Inc. 12,725
4,708 Starwood Property Trust, Inc. 65,771
1,166 Sterling Bancorp 15,601
838 SVB Financial Group
m
243,607
16,817 Synovus Financial Corporation 437,242
2,393 T. Rowe Price Group, Inc. 303,097
337 TCF Financial Corporation 9,170
720 Territorial Bancorp, Inc. 15,271
534 Texas Capital Bancshares, Inc.
m
24,030
886 TMX Group, Ltd. 86,093
34 Torchmark Corporation 2,757
471 Towne Bank 8,563
3,320 TPG RE Finance Trust, Inc. 25,962
1,376 TriCo Bancshares 39,808
7,191 Triumph Bancorp, Inc.
m
302,957
1,130 Truist Financial Corporation 47,596
4,373 TrustCo Bank Corporation 24,030
2,911 Two Harbors Investment
Corporation 14,730
2,169 United Bankshares, Inc. 56,893
212 Univest Financial Corporation 3,362
5,940 Valley National Bancorp 45,382
256 Walker & Dunlop, Inc. 16,097
193 Washington Federal, Inc. 4,109
963 Washington Trust Bancorp, Inc. 32,521
3,964 Webster Financial Corporation 127,680
2,964 Wells Fargo & Company 63,578
1,037 WesBanco, Inc. 25,189
11,914 Western Alliance Bancorp 490,857
Shares Common Stock (10.6%) Value
Financials (1.4%) - continued
5,089 Western Asset Mortgage Capital
Corporation $ 9,873
89 Westwood Holdings Group, Inc. 860
3,037 Wintrust Financial Corporation 149,512
3,667 Zions Bancorporations NA 118,334
65 Zurich Insurance Group AG 21,589
Total 15,173,230
Health Care (1.7%)
3,408 Abbott Laboratories 358,215
914 AbbVie, Inc. 77,781
391 Acadia Healthcare Company, Inc.
m
13,939
9,141 ACADIA Pharmaceuticals, Inc.
m
424,599
186 Acceleron Pharma, Inc.
m
19,452
2,857 ADMA Biologics, Inc.
m
5,685
1,392 Adverum Biotechnologies, Inc.
m
15,187
1,599 Agile Therapeutics, Inc.
m
4,349
641 Agilent Technologies, Inc. 65,440
4,209 Agios Pharmaceuticals, Inc.
m
168,655
1,796 Akebia Therapeutics, Inc.
m
3,987
87 Albireo Pharma, Inc.
m
2,746
379 Alexion Pharmaceuticals, Inc.
m
43,638
206 Align Technology, Inc.
m
87,772
697 Altimmune, Inc.
m
7,981
772 AmerisourceBergen Corporation 74,166
1,803 Amgen, Inc. 391,143
3,665 AMN Healthcare Services, Inc.
m
239,251
1,261 AnaptysBio, Inc.
m
37,149
731 Anavex Life Sciences Corporation
m
4,313
164 Anthem, Inc. 44,739
536 Arena Pharmaceuticals, Inc.
m
45,946
1,174 Argenx SE ADR
m
291,305
782 Atara Biotherapeutics, Inc.
m
10,096
36 Atrion Corporation 21,641
210 AVROBIO, Inc.
m
2,999
2,100 Axonics Modulation Technologies,
Inc.
m
98,469
177 Axsome Therapeutics, Inc.
m
11,737
602 Becton, Dickinson and Company 139,140
157 Biogen, Inc.
m
39,575
4,744 Biohaven Pharmaceutical Holding
Company, Ltd.
m
367,470
243 Bio-Rad Laboratories, Inc.
m
142,500
1,670 Bio-Techne Corporation 421,525
358 BioXcel Therapeutics, Inc.
m
16,357
467 Bluebird Bio, Inc.
m
24,149
293 Bruker Corporation 12,464
638 Cantel Medical Corporation 30,522
345 Capricor Therapeutics, Inc.
m
1,332
6,827 Catalent, Inc.
m
599,206
990 Centene Corporation
m
58,509
1,192 Cerner Corporation 83,547
857 Charles River Laboratories
International, Inc.
m
195,139
341 Chemed Corporation 163,107
356 Cigna Holding Company 59,441
1,623 CryoLife, Inc.
m
27,201
632 CVS Health Corporation 35,449
1,396 CytomX Therapeutics, Inc.
m
9,241
738 Danaher Corporation 169,400
196 Deciphera Pharmaceuticals, Inc.
m
11,382
1,160 Dexcom, Inc.
m
370,713
2,088 Dynavax Technologies
Corporation
m
7,788
598 Editas Medicine, Inc.
m
18,502

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
179
Shares Common Stock (10.6%) Value
Health Care (1.7%) - continued
1,310 Edwards Lifesciences
Corporation
m
$ 93,914
1,459 Eli Lilly and Company 190,341
96 Emergent Biosolutions, Inc.
m
8,637
695 Gilead Sciences, Inc. 40,414
901 GlaxoSmithKline plc ADR 30,111
1,679 Global Blood Therapeutics, Inc.
m
88,785
4,803 Guardant Health, Inc.
m
512,288
468 Haemonetics Corporation
m
47,310
8,297 Halozyme Therapeutics, Inc.
m
232,316
340 HCA Healthcare, Inc. 42,140
140 HealthStream, Inc.
m
2,562
1,345 Hill-Rom Holdings, Inc. 122,489
109 Humana, Inc. 43,522
9 ICU Medical, Inc.
m
1,600
83 IDEXX Laboratories, Inc.
m
35,260
2,228 ImmunoGen, Inc.
m
12,566
2,201 Inovio Pharmaceuticals, Inc.
j,m
21,680
530 Insmed, Inc.
m
17,458
1,205 Inspire Medical Systems, Inc.
m
143,913
1,766 Insulet Corporation
m
392,493
412 Intuitive Surgical, Inc.
m
274,837
1,240 Invitae Corporation
m
48,620
730 Iovance Biotherapeutics, Inc.
m
26,046
1,547 IQVIA Holding, Inc.
m
238,223
516 Jazz Pharmaceuticals, Inc.
m
74,356
5,107 Johnson & Johnson 700,221
516 Laboratory Corporation of America
Holdings
m
103,081
5,306 LHC Group, Inc.
m
1,149,014
403 Ligand Pharmaceuticals, Inc.
j,m
33,227
777 MacroGenics, Inc.
m
15,082
100 Masimo Corporation
m
22,382
4,465 Medtronic plc 449,045
3,077 Merck & Company, Inc. 231,421
480 Mersana Therapeutics, Inc.
m
8,650
201 Mesa Laboratories, Inc. 52,543
248 Mettler-Toledo International, Inc.
m
247,482
76 Mirati Therapeutics, Inc.
m
16,503
1,048 Molina Healthcare, Inc.
m
195,421
715 Myovant Sciences, Ltd.
m
9,867
2,696 Natera, Inc.
m
181,333
1,454 National Healthcare Corporation 92,038
408 Neogen Corporation
m
28,454
267 Neurocrine Biosciences, Inc.
m
26,345
2,625 Nevro Corporation
m
391,676
457 Novo Nordisk AS ADR 29,198
12,021 Optinose, Inc.
m
38,467
459 Orthifix Medical, Inc.
m
14,348
621 PerkinElmer, Inc. 80,451
3,228 PRA Health Sciences, Inc.
m
314,536
1,577 Pulmonx Corporation
m
66,329
399 Quest Diagnostics, Inc. 48,734
169 Quidel Corporation
m
45,341
215 Reata Pharmaceuticals, Inc.
m
25,093
750 Repligen Corporation
m
124,927
68 Replimune Group, Inc.
m
2,843
1,205 Retrophin, Inc.
m
24,389
490 Sage Therapeutics, Inc.
m
35,956
848 Sarepta Therapeutics, Inc.
m
115,252
2,604 Silk Road Medical, Inc.
m
157,802
1,632 Spectrum Pharmaceuticals, Inc.
m
5,598
142 STERIS plc 25,161
1,637 Stryker Corporation 330,690
129 Surmodics, Inc.
m
4,741
Shares Common Stock (10.6%) Value
Health Care (1.7%) - continued
4,633 Syneos Health, Inc.
m
$ 245,920
246 Syros Pharmaceuticals, Inc.
m
1,641
6,893 Tactile Systems Technology, Inc.
m
252,146
162 Teladoc Health, Inc.
m
31,827
1,255 Teleflex, Inc. 399,379
1,220 Tenet Healthcare Corporation
m
29,939
1,312 Thermo Fisher Scientific, Inc. 620,733
731 Tilray, Inc.
j,m
4,174
342 U.S. Physical Therapy, Inc. 27,131
146 uniQure B.V.
m
5,903
422 United Therapeutics Corporation
m
56,645
1,883 UnitedHealth Group, Inc. 574,579
360 Universal Health Services, Inc. 39,438
7,926 VBI Vaccines, Inc.
m
18,626
2,331 Veeva Systems, Inc.
m
629,487
205 Vertex Pharmaceuticals, Inc.
m
42,714
231 Viking Therapeutics, Inc.
m
1,301
165 Waters Corporation
m
36,765
81 West Pharmaceutical Services,
Inc. 22,038
167 Zimmer Biomet Holdings, Inc. 22,061
4,251 Zoetis, Inc. 673,996
1,860 Zymeworks, Inc.
m
72,763
Total 17,570,767
Industrials (1.7%)
389 3M Company 62,224
4,636 A.O. Smith Corporation 239,635
316 AAR Corporation 6,149
132 Acuity Brands, Inc. 11,767
856 AECOM
m
38,383
771 Aegion Corporation
m
10,879
2,345 Aerojet Rocketdyne Holdings,
Inc.
m
76,025
1,973 Allegion plc 194,341
9,385 Altra Industrial Motion Corporation 401,303
1,428 American Airlines Group, Inc. 16,108
5,520 AMETEK, Inc. 542,064
16,569 Arconic, Inc. 285,815
7,991 ASGN, Inc.
m
532,840
487 Avis Budget Group, Inc.
m
16,397
3,748 AZZ, Inc. 125,895
404 Bloom Energy Corporation
m
5,107
829 Boeing Company 119,699
661 Carlisle Companies, Inc. 81,878
1,575 Carrier Global Corporation 52,589
4,833 CBIZ, Inc.
m
109,564
2,460 Chart Industries, Inc.
m
207,747
509 Cintas Corporation 160,106
657 CRA International, Inc. 26,904
4,141 Crane Company 210,156
2,373 CSW Industrials, Inc. 202,963
1,453 CSX Corporation 114,700
842 Cummins, Inc. 185,147
6,048 Curtiss-Wright Corporation 510,209
1,223 Delta Air Lines, Inc. 37,473
578 Douglas Dynamics, Inc. 19,716
451 Dycom Industries, Inc.
m
29,288
1,712 Eaton Corporation plc 177,689
2,457 EMCOR Group, Inc. 167,543
2,413 Emerson Electric Company 156,338
1,532 Encore Wire Corporation 70,794
1,658 Expeditors International of
Washington, Inc. 146,517
17 Exponent, Inc. 1,183

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
180
Shares Common Stock (10.6%) Value
Industrials (1.7%) - continued
2,368 Fluor Corporation $ 26,877
2,999 Forrester Research, Inc.
m
110,783
4,672 Forward Air Corporation 294,196
4,749 FuelCell Energy, Inc.
j,m
9,498
1,016 Generac Holdings, Inc.
m
213,512
2,302 General Dynamics Corporation 302,322
1,430 Gorman-Rupp Company 44,402
440 Heico Corporation 46,222
4,009 Helios Technologies, Inc. 167,737
2,554 Honeywell International, Inc. 421,282
1,751 Hubbell, Inc. 254,788
512 ICF International, Inc. 33,480
4,193 IDEX Corporation 714,445
1,080 Illinois Tool Works, Inc. 211,550
476 JB Hunt Transport Services, Inc. 57,948
1,718 JetBlue Airways Corporation
m
20,564
1,766 Johnson Controls International plc 74,543
240 Kansas City Southern 42,274
212 L3Harris Technologies, Inc. 34,155
2,752 Landstar System, Inc. 343,174
1,385 Lennox International, Inc. 376,249
6,717 Lincoln Electric Holdings, Inc. 683,925
1,235 Linde Public Limited Company 272,120
731 Lockheed Martin Corporation 255,945
4,875 Manpower, Inc. 330,866
449 Masonite International
Corporation
m
39,512
4,440 Mercury Systems, Inc.
m
305,827
17,559 Meritor, Inc.
m
427,386
3,717 Middleby Corporation
j,m
369,990
909 MSC Industrial Direct Company,
Inc. 63,321
2,405 NAPCO Security Technologies,
Inc.
m
58,009
668 Nordson Corporation 129,211
188 Norfolk Southern Corporation 39,315
1,155 Nutrien, Ltd. 46,985
2,166 Old Dominion Freight Line, Inc. 412,341
380 Otis Worldwide Corporation 23,286
1,337 Parker-Hannifin Corporation 278,577
1,186 Quad/Graphics, Inc. 2,692
9,202 Raven Industries, Inc. 201,708
704 Raytheon Technologies
Corporation 38,241
4,721 Regal-Beloit Corporation 465,727
201 Republic Services, Inc. 17,722
5,493 Ritchie Brothers Auctioneers, Inc. 333,041
1,340 Rockwell Automation, Inc. 317,741
555 Ryder System, Inc. 27,339
2,297 Saia, Inc.
m
339,175
447 Simpson Manufacturing Company,
Inc. 39,658
557 SiteOne Landscape Supply, Inc.
m
66,556
642 Snap-On, Inc. 101,134
6,043 Southwest Airlines Company 238,880
133 SP Plus Corporation
m
2,451
340 Spirit Aerosystems Holdings, Inc. 6,185
534 Spirit Airlines, Inc.
m
9,382
325 SPX FLOW, Inc.
m
13,764
3,668 Standex International Corporation 227,746
5,977 Summit Materials, Inc.
m
105,733
710 Sunrun, Inc.
m
36,934
312 Teledyne Technologies, Inc.
m
96,455
527 Thermon Group Holdings, Inc.
m
5,317
1,018 Timken Company 60,775
Shares Common Stock (10.6%) Value
Industrials (1.7%) - continued
2,241 Toro Company $ 183,986
3,978 Trex Company, Inc.
m
276,630
4,321 TriMas Corporation
m
105,130
541 UniFirst Corporation 88,621
1,495 Union Pacific Corporation 264,899
1,446 United Airlines Holdings, Inc.
m
48,962
48 United Parcel Service, Inc. 7,541
3,580 United Rentals, Inc.
m
638,278
2,118 Valmont Industries, Inc. 300,650
2,015 Verisk Analytics, Inc. 358,610
1,470 Waste Connections, Inc. 146,000
804 Watsco, Inc. 180,209
3,515 Willdan Group, Inc.
m
91,988
130 Woodward, Inc. 10,342
1,130 XPO Logistics, Inc.
m
101,700
Total 18,447,654
Information Technology (2.3%)
2,098 Accenture plc 455,077
910 Adobe, Inc.
m
406,861
787 ADTRAN, Inc. 8,413
3,389 Advanced Energy Industries, Inc.
m
228,656
949 Advanced Micro Devices, Inc.
m
71,450
7,063 Agilysys, Inc.
m
191,266
698 Akamai Technologies, Inc.
m
66,394
2,574 Alliance Data Systems Corporation 132,664
6,770 Amphenol Corporation 763,927
285 Analog Devices, Inc. 33,781
7,248 Anaplan, Inc.
m
401,177
779 ANSYS, Inc.
m
237,104
21,334 Apple, Inc. 2,322,419
464 Aspen Technology, Inc.
m
50,952
1,300 Atlassian Corporation plc
m
249,106
1,394 Avalara, Inc.
m
207,776
895 Avnet, Inc. 22,080
1,023 Bandwidth, Inc.
m
164,043
2,819 Benchmark Electronics, Inc. 58,720
3,206 Blackline, Inc.
m
313,162
418 Broadcom, Ltd. 146,145
1,225 Broadridge Financial Solutions,
Inc. 168,560
219 CACI International, Inc.
m
45,668
194 Cadence Design Systems, Inc.
m
21,218
4,138 CDK Global, Inc. 178,348
1,068 CDW Corporation 130,937
268 Ceridian HCM Holding, Inc.
m
23,107
12,960 Change Healthcare, Inc.
m
183,384
4,107 Ciena Corporation
m
161,775
6,353 Cisco Systems, Inc. 228,073
1,032 Cognex Corporation 68,009
3,706 Computer Services, Inc. 222,360
1,654 Coupa Software, Inc.
m
442,776
1,343 Cree, Inc.
m
85,415
1,320 CTS Corporation 36,485
1,628 Descartes Systems Group, Inc.
m
87,521
2,384 DocuSign, Inc.
m
482,164
7,306 Dolby Laboratories, Inc. 548,534
314 Domo, Inc.
m
9,976
2,003 Dropbox, Inc.
m
36,575
487 DSP Group, Inc.
m
6,414
1,565 DXC Technology Company 28,827
5,862 Elastic NV
m
594,465
1,412 Endava plc ADR
m
90,227
445 Enphase Energy, Inc.
m
43,650
717 EPAM Systems, Inc.
m
221,517

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
181
Shares Common Stock (10.6%) Value
Information Technology (2.3%) - continued
1,073 ePlus, Inc.
m
$ 72,438
3,188 Euronet Worldwide, Inc.
m
283,222
3,690 Eventbrite, Inc.
j,m
34,059
960 ExlService Holdings, Inc.
m
72,710
334 eXp World Holdings, Inc.
m
14,158
545 F5 Networks, Inc.
m
72,452
477 Fair Isaac Corporation
m
186,722
1,047 First Solar, Inc.
m
91,136
1,428 Five9, Inc.
m
216,656
194 FLIR Systems, Inc. 6,730
368 Gartner, Inc.
m
44,197
2,627 Global Payments, Inc. 414,383
434 Guidewire Software, Inc.
m
41,712
1,722 Health Catalyst, Inc.
j,m
59,375
1,183 II-VI, Inc.
j,m
53,791
639 Inphi Corporation
m
89,307
216 Intel Corporation 9,564
595 InterDigital, Inc. 33,308
832 Intuit, Inc. 261,814
554 Jack Henry & Associates, Inc. 82,130
1,997 Juniper Networks, Inc. 39,381
15 KLA-Tencor Corporation 2,958
1,283 Lam Research Corporation 438,889
7,517 Lattice Semiconductor
Corporation
m
262,343
1,028 Littelfuse, Inc. 203,482
4,913 Lumentum Holdings, Inc.
m
406,256
365 Manhattan Associates, Inc.
m
31,207
445 ManTech International Corporation 28,872
2,392 MasterCard, Inc. 690,427
416 MaxLinear, Inc.
m
10,999
4,882 Medallia, Inc.
j,m
138,893
99 Microchip Technology, Inc. 10,403
10,437 Microsoft Corporation 2,113,179
490 MicroStrategy, Inc.
m
81,864
3,242 MKS Instruments, Inc. 351,400
2,572 Monolithic Power Systems, Inc. 822,011
423 Motorola Solutions, Inc. 66,859
2,081 MTS Systems Corporation 50,527
5,901 National Instruments Corporation 184,583
62 NetApp, Inc. 2,721
1,345 Nice, Ltd. ADR
j,m
307,010
1,064 Nova Measuring Instruments, Ltd.
m
59,190
562 Novanta, Inc.
m
61,101
8,543 Nuance Communications, Inc.
m
272,607
591 NVIDIA Corporation 296,304
1,048 Okta, Inc.
m
219,902
4,928 Oracle Corporation 276,510
1,359 Palo Alto Networks, Inc.
m
300,597
10 Paylocity Holding Corporation
m
1,855
1,042 PayPal Holdings, Inc.
m
193,947
2,128 Plexus Corporation
m
147,981
395 Progress Software Corporation 14,366
478 Proofpoint, Inc.
m
45,764
1,095 Q2 Holdings, Inc.
m
99,908
1,032 QAD, Inc. 43,179
1,372 Qorvo, Inc.
m
174,738
541 QUALCOMM, Inc. 66,738
164 Qualys, Inc.
m
14,407
568 Rogers Corporation
m
68,853
8,673 Sabre Corporation 56,548
2,098 SailPoint Technologies Holdings,
Inc.
m
87,088
214 Salesforce.com, Inc.
m
49,706
Shares Common Stock (10.6%) Value
Information Technology (2.3%) - continued
50 Samsung Electronics Company,
Ltd. GDR $ 63,078
1,190 ScanSource, Inc.
m
23,919
650 Semtech Corporation
m
35,678
1,432 ServiceNow, Inc.
m
712,520
565 Silicon Laboratories, Inc.
m
57,890
59 Skyworks Solutions, Inc. 8,336
74 Solaredge Technology, Ltd.
m
19,069
484 Square, Inc.
m
74,962
10,035 STMicroelectronics NV ADR
j
306,469
394 SYNNEX Corporation 51,866
1,493 Synopsys, Inc.
m
319,293
994 TE Connectivity, Ltd. 96,299
3,898 Texas Instruments, Inc. 563,612
42 Tyler Technologies, Inc.
m
16,144
1,107 VeriSign, Inc.
m
211,105
1,789 Visa, Inc. 325,079
156 VMware, Inc.
m
20,082
4,457 Workiva, Inc.
m
246,517
246 Zendesk, Inc.
m
27,291
1,828 Zscaler, Inc.
m
248,151
Total 25,039,935
Materials (0.4%)
793 AdvanSix, Inc.
m
12,069
193 Air Products and Chemicals, Inc. 53,314
1,302 AptarGroup, Inc. 148,545
586 Avery Dennison Corporation 81,097
1,352 Axalta Coating Systems, Ltd.
m
33,949
67 Balchem Corporation 6,697
825 Ball Corporation 73,425
882 Cabot Corporation 33,525
364 Carpenter Technology Corporation 6,363
394 Celanese Corporation 44,723
1,324 CF Industries Holdings, Inc. 36,556
3,421 Chemours Company 68,899
3,996 Eastman Chemical Company 323,037
1,436 Ecolab, Inc. 263,635
15,809 Element Solutions, Inc.
m
185,281
3,560 Ferroglobe Representation &
Warranty Insurance Trust
e,m
0
325 FMC Corporation 33,390
663 Ingevity Corporation
m
36,385
2,027 Innospec, Inc. 134,066
34,217 Ivanhoe Mines, Ltd.
m
134,577
2,468 Kaiser Aluminum Corporation 155,311
354 Kraton Performance Polymers,
Inc.
m
10,018
12,679 Louisiana-Pacific Corporation 362,366
1,797 Martin Marietta Materials, Inc. 478,631
1,006 Materion Corporation 51,497
1,230 Minerals Technologies, Inc. 67,269
3,264 Myers Industries, Inc. 46,806
2,067 Neenah, Inc. 77,781
1,297 Nucor Corporation 61,945
1,186 O-I Glass, Inc. 11,184
2,160 Olin Corporation 35,748
385 Olympic Steel, Inc. 4,393
983 PPG Industries, Inc. 127,515
1,491 Quaker Chemical Corporation 284,468
93 Reliance Steel & Aluminum
Company 10,136
428 RPM International, Inc. 36,239
1,808 Ryerson Holding Corporation
m
14,229
369 Scotts Miracle-Gro Company 55,368

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
182
Shares Common Stock (10.6%) Value
Materials (0.4%) - continued
948 Sensient Technologies Corporation $ 62,028
337 Sherwin-Williams Company 231,849
2,432 Steel Dynamics, Inc. 76,559
2,792 UFP Technologies, Inc.
m
103,471
2,083 United States Lime & Minerals, Inc. 193,094
1,416 United States Steel Corporation 13,679
3,698 W. R. Grace & Company 160,826
336 Worthington Industries, Inc. 16,535
Total 4,458,478
Real Estate (0.7%)
7,558 Agree Realty Corporation 469,125
224 Alexandria Real Estate Equities,
Inc. 33,941
7,436 American Campus Communities,
Inc. 278,553
258 American Tower Corporation 59,250
1,299 Apartment Investment &
Management Company 41,438
1,917 Armada Hoffler Properties, Inc. 17,272
529 Ashford Hospitality Trust, Inc. 682
171 AvalonBay Communities, Inc. 23,791
95 Bluegreen Vacations Holding
Corporations 774
35 Bluerock Residential Growth REIT,
Inc. 303
3,292 Camden Property Trust 303,654
1,896 CareTrust REIT, Inc. 32,422
5,337 CBL & Associates Properties, Inc.
m
806
6,767 CBRE Group, Inc.
m
341,057
5,862 Cedar Realty Trust, Inc. 5,569
2,706 Colliers International Group, Inc. 191,801
1,066 Colony Credit Real Estate, Inc. 5,586
866 Columbia Property Trust, Inc. 9,162
1,114 Community Healthcare Trust, Inc. 51,578
754 Corepoint Lodging, Inc. 3,604
176 CoreSite Realty Corporation 21,007
607 CoStar Group, Inc.
m
499,931
5,016 Cushman and Wakefield plc
m
58,788
8 CyrusOne, Inc. 568
258 Digital Realty Trust, Inc. 37,229
1,773 Diversified Healthcare Trust 5,133
1,168 Douglas Emmett, Inc. 27,565
1,143 Duke Realty Corporation 43,423
947 EastGroup Properties, Inc. 126,027
1,207 EPR Properties 28,775
1,189 Equity Lifestyle Properties, Inc. 70,377
10,629 Essential Properties Realty Trust,
Inc. 175,591
227 Essex Property Trust, Inc. 46,442
998 Farmland Partners, Inc. 6,427
9,129 First Industrial Realty Trust, Inc. 363,426
803 FirstService Corporation 107,731
7,289 Four Corners Property Trust, Inc. 184,703
1,772 Gaming and Leisure Properties,
Inc. 64,412
1,794 Getty Realty Corporation 47,146
876 Gladstone Commercial
Corporation 14,235
102 Gladstone Land Corporation 1,415
1,022 Global Medical REIT, Inc. 12,703
4,714 Healthcare Realty Trust, Inc. 131,049
4,634 Host Hotels & Resorts, Inc. 48,564
3,742 Industrial Logistics Properties Trust 71,772
Shares Common Stock (10.6%) Value
Real Estate (0.7%) - continued
331 Innovative Industrial Properties,
Inc. $ 38,605
515 Investors Real Estate Trust 34,716
4,014 Iron Mountain, Inc. 104,605
725 Jones Lang LaSalle, Inc. 81,824
6,378 Kilroy Realty Corporation 300,276
300 Lamar Advertising Company 18,588
1,548 Lexington Realty Trust 15,372
7,711 Medical Properties Trust, Inc. 137,410
306 MGM Growth Properties LLC 8,094
245 National Health Investors, Inc. 13,732
3,412 National Retail Properties, Inc. 109,218
13,797 National Storage Affiliates Trust 467,580
5,696 New Residential Investment
Corporation 42,720
2,099 New Senior Investment Group, Inc. 8,207
1,176 NexPoint Residential Trust, Inc. 52,120
1,511 Omega Healthcare Investors, Inc. 43,532
839 One Liberty Properties, Inc. 12,946
928 Physicians Realty Trust 15,646
440 Plymouth Industrial REIT, Inc. 5,592
745 PotlatchDeltic Corporation 30,955
1,863 Preferred Apartment Communities,
Inc. 10,060
3,112 Rayonier, Inc. REIT 78,983
3,279 Realty Income Corporation 189,723
2,094 Rexford Industrial Realty, Inc. 97,287
129 RMR Group, Inc. 3,439
5,634 Sabra Health Care REIT, Inc. 74,143
839 SBA Communications Corporation 243,620
11,814 Service Properties Trust 85,179
3,119 Spirit Realty Capital, Inc. 93,726
2,221 STAG Industrial, Inc. 69,118
2,499 Store Capital Corporation 64,224
20,969 Sunstone Hotel Investors, Inc. 155,590
82 Terreno Realty Corporation 4,615
1,395 UDR, Inc. 43,580
926 UMH Properties, Inc. 12,621
3,187 Uniti Group, Inc. 28,109
53 Universal Health Realty Income
Trust 2,834
1,527 WP Carey, Inc. 95,606
Total 6,959,002
Utilities (0.1%)
349 ALLETE, Inc. 18,001
692 Alliant Energy Corporation 38,254
1,131 Artesian Resources Corporation 39,845
640 Black Hills Corporation 36,262
1,912 CenterPoint Energy, Inc. 40,401
113 Chesapeake Utilities Corporation 10,985
579 CMS Energy Corporation 36,668
990 Consolidated Water Company,
Ltd. 9,959
418 DTE Energy Company 51,590
604 Duke Energy Corporation 55,634
838 Entergy Corporation 84,822
315 Essential Utilities, Inc. 12,978
715 Exelon Corporation 28,521
700 FirstEnergy Corporation 20,804
777 Hawaiian Electric Industries, Inc. 25,672
541 IDACORP, Inc. 47,462
133 Middlesex Water Company 8,531
319 National Fuel Gas Company 12,747

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
183
Shares Common Stock (10.6%) Value
Utilities (0.1%) - continued
1,463 New Jersey Resources
Corporation $ 42,690
636 NextEra Energy, Inc. 46,562
179 Northwest Natural Holding
Company 7,955
1,525 NorthWestern Corporation 79,498
1,304 OGE Energy Corporation 40,124
577 Otter Tail Corporation 22,128
2,528 PNM Resources, Inc. 126,400
1,996 Portland General Electric
Company 78,443
241 South Jersey Industries, Inc. 4,644
532 Southwest Gas Holdings, Inc. 34,963
1,665 Spire, Inc. 93,307
1,864 UGI Corporation 60,282
581 Unitil Corporation 20,074
Total 1,236,206
Total Common Stock
(cost $94,668,188) 113,529,653
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
9,146,628 Thrivent Cash Management Trust 9,146,628
Total Collateral Held for
Securities Loaned
(cost $9,146,628) 9,146,628
Shares or
Principal
Amount Short-Term Investments ( 16.3% ) Value
Federal Home Loan Bank Discount
Notes
900,000 0.090%, 11/6/2020
n,o
899,992
700,000 0.060%, 11/10/2020
n,o
699,988
700,000 0.070%, 11/18/2020
n,o
699,975
1,000,000 0.070%, 11/19/2020
n,o
999,962
500,000 0.055%, 12/8/2020
n,o
499,955
600,000 0.085%, 12/9/2020
n,o
599,945
800,000 0.075%, 12/22/2020
n,o
799,900
1,300,000 0.095%, 1/6/2021
n,o
1,299,765
1,700,000 0.060%, 1/12/2021
n,o
1,699,665
Thrivent Core Short-Term Reserve
Fund
16,685,377 0.290% 166,853,774
U.S. Treasury Bills
300,000 0.093%, 11/19/2020
n
299,988
Total Short-Term Investments
(cost $175,352,114) 175,352,909
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Bond
Futures
50 $137.50, expires 12/24/2020 39,062
Total Options Purchased
(cost $20,777) 39,062
Total Investments (cost
$1,073,468,893) 110.4% $1,188,049,728
Other Assets and Liabilities, Net
(10.4%) (112,245,409)
Total Net Assets 100.0% $1,075,804,319
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed delivery basis.
d Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2020.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $63,989,850 or
5.9% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2020.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is on loan.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l All or a portion of the security was earmarked to cover
written options.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 166,370
Common Stock 8,682,331
Total lending $8,848,701
Gross amount payable upon return of
collateral for securities loaned $9,146,628
Net amounts due to counterparty
$297,927

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
184
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
185
Principal
Amount Long-Term Fixed Income ( 99.0% ) Value
Alabama (0.4%)
Auburn University, AL General Fee
Rev. Refg.
$ 1,000,000 5.000%, 6/1/2032, Ser. A $ 1,163,150
1,250,000 5.000%, 6/1/2033, Ser. A 1,449,375
Selma, AL Industrial Development
Board Rev. Refg. (International
Paper Company)
1,500,000 1.375%, 5/1/2034, Ser. A
a
1,524,645
UAB Medicine Finance Auth. Rev.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,341,740
Total 6,478,910
Alaska (<0.1%)
Valdez, AK Marine Terminal Rev.
(Exxon Pipeline Company)
500,000 0.140%, 10/1/2025
a
500,000
Total 500,000
Arizona (1.4%)
Arizona Board of Regents State
University System Rev.
1,000,000 5.000%, 7/1/2042, Ser. B 1,182,950
Arizona Board of Regents State
University System Rev. Refg.
750,000 5.000%, 7/1/2042, Ser. B 902,302
Arizona Industrial Development
Auth. Economic Development
Rev. (Legacy Cares, Inc.)
3,000,000 7.750%, 7/1/2050, Ser. A
b
3,013,650
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada- Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A
b
875,576
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada- Pebble
Campus)
2,165,000 5.000%, 7/15/2050, Ser. A
b
2,335,883
Arizona Transportation Board
Highway Rev.
1,500,000 5.000%, 7/1/2036, Ser. A
c
1,547,640
Glendale, AZ Industrial
Development Auth. Rev.
(Midwestern University)
2,515,000 5.000%, 5/15/2031 2,611,073
Northern Arizona University Refg.
C.O.P.
1,000,000 5.000%, 9/1/2022 1,078,330
Northern Arizona University Refg.
Rev.
1,180,000 5.000%, 6/1/2036, Ser. A 1,375,491
750,000 5.000%, 6/1/2037, Ser. A 872,137
320,000 5.000%, 6/1/2038, Ser. A 371,318
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,285,240
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev.
(Mayo Clinic)
183,000 0.120%, 11/15/2052, Ser. A
a
183,000
Principal
Amount Long-Term Fixed Income (99.0%) Value
Arizona (1.4%) - continued
Phoenix-Mesa Gateway Airport
Auth. Special Fac. Rev.
$ 1,450,000 5.000%, 7/1/2038, AMT $ 1,539,045
Student & Academic Services, LLC
Northern AZ Capital Fac. Lease
Rev. (BAM Insured)
750,000 5.000%, 6/1/2039
d
853,230
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 578,115
725,000 5.000%, 8/1/2039 883,732
Total 22,488,712
Arkansas (0.4%)
University of Arkansas Rev. Refg.
900,000 5.000%, 11/1/2037, Ser. A 1,083,006
1,300,000 5.000%, 11/1/2046, Ser. A 1,537,796
University of Arkansas Rev. Refg.
Various Fac. Rev. (Pine Bluff
Campus)
650,000 5.000%, 12/1/2029, Ser. A 749,704
University of Arkansas Rev. Various
Fac. (Fayetteville Campus)
1,135,000 5.000%, 11/1/2039, Ser. A 1,278,112
825,000 5.000%, 11/1/2041, Ser. A 925,980
Total 5,574,598
California (9.8%)
Anaheim Public Financing Auth.
Lease Rev. (Anaheim Public
Improvements) (AGM Insured)
3,555,000 6.000%, 9/1/2024, Ser. A
d
3,994,114
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,477,900
California County Tobacco
Securitization Agency
(Sonoma County Securitization
Corporation)
200,000 5.000%, 6/1/2049, Ser. B-1 227,198
California Department of Water
Resources Rev. Refg. (Central
Valley)
1,500,000 5.000%, 12/1/2031, Ser. AX 1,923,075
1,000,000 5.000%, 12/1/2032, Ser. AX 1,275,130
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 9,153,120
8,300,000 5.000%, 5/1/2045, Ser. U-6 12,654,844
California Health Fac. Financing
Auth. Rev.
1,750,000 5.000%, 8/15/2055, Ser. B 2,006,952
6,225,000 5.000%, 11/15/2056, Ser. A 7,298,564
California Infrastructure and
Economic Development Bank
Rev. (Bay Area Toll Bridges
Seismic Retrofit Rev.) (FGIC
Insured)
5,000,000 5.000%, 7/1/2025, Ser. A
c,d
6,084,300

Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
186
Principal
Amount Long-Term Fixed Income (99.0%) Value
California (9.8%) - continued
California Kindergarten - University
Public Education Fac. G.O.
$ 425,000 0.120%, 5/1/2034, Ser. A4
a
$ 425,000
California Municipal Finance Auth.
Refg. Rev. (Biola University)
2,000,000 5.000%, 10/1/2042 2,117,220
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
275,000 5.000%, 10/1/2025 315,895
300,000 5.000%, 10/1/2026 349,893
California Municipal Finance Auth.
Rev. (LINXS APM)
5,135,000
5.000%, 12/31/2043, Ser. A,
AMT 5,849,792
California Various Purpose G.O.
10,000 5.250%, 4/1/2029 10,036
7,500,000 5.000%, 4/1/2032 10,328,175
500,000 5.000%, 4/1/2049 616,235
Chula Vista Industrial Development
Rev. Refg. (San Diego Gas &
Electric Company)
2,010,000 5.875%, 2/15/2034, Ser. C 2,016,854
Foothill-De Anza, CA Community
College District G.O.
5,000,000 5.000%, 8/1/2040, Ser. C
c
5,179,950
Golden West Schools Financing
Auth. Rev. (NATL-RE Insured)
420,000 5.800%, 2/1/2022, Ser. A
d
448,560
Los Angeles, CA Department
of Airports Rev. (Los Angeles
International Airport)
3,000,000
5.000%, 5/15/2044, Ser. F,
AMT 3,580,770
Los Angeles, CA Department of
Airports Rev. Refg.
4,000,000 4.000%, 5/15/2040, Ser. B 4,626,640
Los Angeles, CA Department of
Water & Power Rev.
7,000,000 5.000%, 7/1/2044, Ser. D 8,012,130
Pomona, CA Single Family
Mortgage Rev. Refg. (GNMA/
FNMA/FHLMC Collateralized)
1,160,000 7.600%, 5/1/2023, Ser. A
c,d
1,260,201
San Bernardino, CA Single Family
Mortgage Rev. Refg. (GNMA
Collateralized)
415,000 7.500%, 5/1/2023, Ser. A
c,d
450,312
San Diego Unified School District
G.O.
10,000,000 6.000%, 7/1/2033, Ser. A
c
12,069,800
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,470,640
7,825,000
5.000%, 5/1/2044, Ser. A,
AMT 8,715,407
5,700,000 5.000%, 5/1/2047, Ser. B 6,650,703
San Jose, CA Redevelopment
Agency Successor Agency Tax
Allocation Refg.
6,000,000 5.000%, 8/1/2035, Ser. A 7,345,260
Principal
Amount Long-Term Fixed Income (99.0%) Value
California (9.8%) - continued
Santa Monica Community College
District, Los Angeles County, CA
G.O.
$ 5,000,000
Zero Coupon, 8/1/2025,
Ser. C $ 4,850,450
University of California Limited Rev.
Refg.
8,000,000 5.000%, 5/15/2032, Ser. I 9,497,280
Total 152,282,400
Colorado (5.4%)
Colorado Educational and Cultural
Fac. Auth. Charter School Refg.
Rev. (Pinnacle Charter School,
Inc. K-8 Fac.)
200,000 5.000%, 6/1/2021 204,408
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
(Pinnacle Charter School, Inc.
High School)
3,000,000 5.125%, 12/1/2039 3,001,500
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 703,806
475,000 5.000%, 4/1/2048 545,842
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 3,056,625
2,500,000 5.000%, 12/1/2055 3,044,375
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center, Inc.)
4,000,000 5.000%, 9/1/2046 4,474,960
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,421,016
Colorado Health Fac. Auth. Rev.
(Evangelical Lutheran Good
Samaritan Society)
2,110,000 5.000%, 12/1/2024
c
2,265,971
500,000 5.625%, 6/1/2043
c
568,040
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,806,646
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 2,027,204
Colorado State Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center)
3,325,000 4.000%, 9/1/2050, Ser. A 3,563,569
Colorado State Health Fac.
Auth. Hospital Rev. Refg.
(Commonspirit Health Obligated
Group)
10,000,000 4.000%, 8/1/2049, Ser. A-2 10,763,800
Colorado State Health Fac. Auth.
Hospital Rev. Refg. (Valley View
Hospital Association)
500,000 5.000%, 5/15/2030, Ser. A 601,770
385,000 5.000%, 5/15/2031, Ser. A 461,253

Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
187
Principal
Amount Long-Term Fixed Income (99.0%) Value
Colorado (5.4%) - continued
$ 300,000 5.000%, 5/15/2032, Ser. A $ 357,663
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
b
1,757,190
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,106,960
Larimer Weld & Boulder County,
CO G.O. (Thompson School
District)
1,500,000 5.000%, 12/15/2034 1,918,515
3,000,000 5.000%, 12/15/2035 3,809,130
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,455,970
2,250,000 5.000%, 12/1/2046, Ser. A 2,577,870
Park Creek, CO Metropolitan
District Rev. Refg.
1,220,000 5.000%, 12/1/2022 1,328,324
1,000,000 5.000%, 12/1/2024 1,171,570
Plaza Metropolitan District No. 1
Rev. Refg. (City of Lakewood)
1,000,000 5.000%, 12/1/2021
b
1,024,140
500,000 5.000%, 12/1/2022
b
521,300
University of Colorado University
Enterprise Rev.
3,250,000 5.000%, 6/1/2033, Ser. A
c
3,786,835
9,790,000 5.000%, 6/1/2033
c
10,062,945
3,000,000 5.000%, 6/1/2034, Ser. A
c
3,495,540
Weld County, CO School District 6
Greeley G.O.
3,000,000 5.000%, 12/1/2044 3,806,160
Total 83,690,897
Connecticut (0.3%)
Connecticut State Health &
Educational Fac. Auth. Rev.
(Sacred Heart University)
500,000 4.000%, 7/1/2045, Ser. K 549,195
Connecticut State Health &
Educational Fac. Auth. Rev.
Refg. (Sacred Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 697,254
Connecticut State Health and
Educational Fac. Auth. Rev.
(McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
b
1,057,220
University of Connecticut Rev.
1,500,000 5.000%, 11/1/2036, Ser. A 1,843,095
Total 4,146,764
Delaware (0.2%)
Delaware State Economic
Development Auth. Charter
School Rev. (Newark Charter
School, Inc.)
2,000,000 5.000%, 9/1/2050 2,311,440
Principal
Amount Long-Term Fixed Income (99.0%) Value
Delaware (0.2%) - continued
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
$ 870,000 5.000%, 7/1/2040, Ser. A $ 841,394
500,000 5.000%, 7/1/2048, Ser. A 476,925
Total 3,629,759
District of Columbia (1.5%)
District of Columbia Water & Sewer
Auth. Public Utility Rev.
13,715,000 5.000%, 10/1/2049, Ser. A 16,765,765
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
6,000,000
5.000%, 10/1/2038, Ser. A,
AMT 6,559,140
Total 23,324,905
Florida (3.7%)
Broward County, FL Fuel System
Rev. (Fort Lauderdale Fuel Fac.)
(AGM Insured)
1,155,000
5.000%, 4/1/2021, Ser. A,
AMT
d
1,176,945
605,000
5.000%, 4/1/2022, Ser. A,
AMT
d
644,295
700,000
5.000%, 4/1/2025, Ser. A,
AMT
d
768,285
Broward County, FL Water and
Sewer Utility Rev. Refg.
1,000,000 5.000%, 10/1/2030, Ser. A 1,208,270
1,500,000 5.000%, 10/1/2031, Ser. B 1,811,595
Capital Trust Agency FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,800,160
CityPlace Community Development
District Special Assessment and
Rev.
2,000,000 5.000%, 5/1/2026 2,283,820
Florida State Higher Educational
Fac. Financial Auth. Educational
Rev. (Ringling College)
5,000,000 5.000%, 3/1/2042 5,281,750
Florida State Municipal Power
Agency Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,182,520
840,000 5.000%, 10/1/2031, Ser. B 992,384
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,500,000
5.000%, 10/1/2049, Ser. A,
AMT 4,145,155
Gulf Breeze, FL Rev. Refg.
2,020,000 5.000%, 12/1/2033 2,027,090
Jacksonville, FL Port Auth. Rev.
Refg.
2,545,000
5.000%, 11/1/2038, Ser. A,
AMT
c
2,755,548
Lee Memorial Health System Rev.
Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,191,490

Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
188
Principal
Amount Long-Term Fixed Income (99.0%) Value
Florida (3.7%) - continued
Miami-Dade County, FL Industrial
Development Auth. (Pinecrest
Academy, Inc.)
$ 1,500,000 5.250%, 9/15/2044 $ 1,609,065
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,727,600
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
1,250,000 5.000%, 10/1/2047, Ser. A 1,496,888
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 1,110,389
Palm Beach County Health Fac.
Auth. Rev. (Life Communities,
Inc.)
2,000,000 5.000%, 11/15/2045, Ser. A 2,253,320
Palm Beach County Health Fac.
Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 3,163,920
South FL Water Management
District C.O.P. Refg.
4,000,000 5.000%, 10/1/2036 4,718,840
Tampa, FL Hospital Rev. (H. Lee
Moffitt Cancer Center)
500,000 5.000%, 7/1/2050, Ser. B 603,210
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,743,600
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,605,280
Total 57,301,419
Georgia (1.0%)
Atlanta, GA Airport General Rev.
1,000,000
5.000%, 1/1/2033, Ser. C,
AMT 1,040,790
500,000
5.000%, 1/1/2034, Ser. C,
AMT 520,160
500,000
5.000%, 1/1/2037, Ser. C,
AMT 519,685
Atlanta, GA Airport General Rev.
Refg.
1,425,000 5.000%, 1/1/2033, Ser. B 1,590,628
Atlanta, GA Water & Wastewater
Rev. Refg.
2,500,000 5.000%, 11/1/2031 2,967,100
Fulton County, GA Development
Auth. Rev. (Georgia Institute of
Technology)
1,400,000 5.000%, 6/15/2044 1,715,574
Main Street Natural Gas, Inc. Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 2,143,470
1,920,000 5.000%, 5/15/2033, Ser. A 2,323,142
1,900,000 5.000%, 5/15/2034, Ser. A 2,289,538
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 295,472
Principal
Amount Long-Term Fixed Income (99.0%) Value
Georgia (1.0%) - continued
Municipal Electric Auth. of Georgia
Rev. Refg.
$ 610,000 5.000%, 1/1/2035, Ser. A $ 691,045
Total 16,096,604
Guam (<0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 289,092
Total 289,092
Hawaii (1.9%)
Hawaii State Airports System Rev.
Refg.
8,000,000 4.000%, 7/1/2039, Ser. D 8,982,880
Hawaii State Department of Budget
and Finance Special Purpose
Senior Living Rev. Refg.
1,000,000 5.125%, 11/15/2032 1,068,460
5,395,000 5.250%, 11/15/2037 5,747,293
Hawaii State Department of
Transportation Airport Division
Lease Rev. C.O.P.
1,600,000 5.000%, 8/1/2028, AMT 1,744,864
Hawaii State Harbor System Rev.
6,000,000 5.250%, 7/1/2030, Ser. A 6,019,800
Honolulu, HI City & County
Wastewater System Rev.
350,000 5.000%, 7/1/2036, Ser. A 422,373
Honolulu, HI City & County
Wastewater System Rev. Refg.
4,505,000 5.000%, 7/1/2036, Ser. B 5,436,544
Total 29,422,214
Illinois (6.7%)
Chicago Metropolitan Water
Reclamation District G.O. Refg.
8,700,000 5.250%, 12/1/2032, Ser. C 12,072,468
Chicago, IL G.O. Refg.
1,220,000 5.000%, 1/1/2023, Ser. C
c
1,341,463
2,780,000 5.000%, 1/1/2023, Ser. C 2,881,331
1,000,000 5.000%, 1/1/2027, Ser. A 1,058,760
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser. A,
AMT 1,243,536
Chicago, IL O'Hare International
Airport Rev.
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,127,730
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,127,730
Chicago, IL O'Hare International
Airport Rev. Refg.
1,200,000 5.000%, 1/1/2029 1,393,152
5,000,000 5.000%, 1/1/2048, Ser. B 5,854,300
Illinois Finance Auth. Multifamily
Housing Rev. (Better Housing
Foundation Blue Station)
1,750,000 5.000%, 12/1/2043, Ser. A-1
e
1,050,000
Illinois Finance Auth. Rev. (DePaul
University)
4,075,000 6.000%, 10/1/2032, Ser. A
c
4,172,230

Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
189
Principal
Amount Long-Term Fixed Income (99.0%) Value
Illinois (6.7%) - continued
$ 1,000,000 5.000%, 10/1/2041 $ 1,133,300
Illinois Finance Auth. Rev. (Rush
University Medical Center)
1,000,000 5.000%, 11/15/2027, Ser. A 1,166,460
Illinois Finance Auth. Rev. (The Art
Institute of Chicago)
3,510,000 5.000%, 3/1/2034
c
3,728,919
20,000 5.000%, 3/1/2034
c
21,233
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,789,720
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,901,008
2,100,000 5.000%, 8/1/2047, Ser. A 2,265,291
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 492,765
2,885,000 5.000%, 2/15/2037 2,800,325
1,000,000 5.000%, 2/15/2047, Ser. A 934,800
Illinois G.O.
7,000,000 5.000%, 11/1/2023, Ser. D 7,397,040
7,150,000 5.000%, 6/1/2024 7,697,690
5,000,000 5.000%, 3/1/2027 5,123,000
1,500,000 5.500%, 7/1/2033 1,562,715
1,750,000 5.500%, 7/1/2038 1,803,060
Illinois G.O. Refg.
1,500,000 5.000%, 10/1/2021, Ser. B 1,546,755
Illinois State Toll Highway Auth. Rev.
5,400,000 5.000%, 1/1/2044, Ser. A 6,631,686
Illinois State Toll Highway Auth.
Senior Rev.
5,000,000 5.000%, 1/1/2031, Ser. A 6,376,750
Metropolitan Pier and Exposition
Auth., IL Refg. (McCormick Place
Expansion) (NATL-RE Insured)
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
d
2,890,998
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
d
1,840,820
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
d
6,042,426
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 560,165
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
f
1,329,840
Regional Transportation Auth.,
Cook, DuPage, Kane, Lake,
McHenry and Will Counties, IL
Rev. (NATL-RE Insured)
765,000 6.700%, 11/1/2021, Ser. A
d
788,095
Total 104,147,561
Principal
Amount Long-Term Fixed Income (99.0%) Value
Indiana (1.1%)
Indiana Municipal Power Agency
Power Supply System Rev.
$ 1,750,000 5.250%, 1/1/2034, Ser. A
c
$ 1,978,428
4,155,000 5.000%, 1/1/2042, Ser. A
c
4,284,137
Knox County, IN Economic
Development Rev. Refg. (Good
Samaritan Hospital)
1,955,000 5.000%, 4/1/2037, Ser. A 2,002,291
2,465,000 5.000%, 4/1/2042, Ser. A 2,513,487
Purdue University, IN Rev. Refg.
1,500,000 5.000%, 7/1/2028, Ser. A 1,780,530
Saint Joseph County, IN Economic
Development Rev. (Saint Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 4,333,850
Total 16,892,723
Iowa (1.9%)
Ames, IA Rev. Refg. (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 5,191,916
Des Moines, IA Airport Auth. Rev.
Refg.
1,205,000 5.000%, 6/1/2024, AMT 1,275,167
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 6,749,351
Iowa Finance Auth. Rev. Refg.
8,100,000 5.000%, 8/1/2036 10,065,546
3,000,000 5.000%, 8/1/2042 3,679,890
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,667,275
Total 29,629,145
Kansas (0.9%)
Kansas Development Finance Auth.
Rev.
3,575,000 5.000%, 5/15/2030, Ser. S 3,579,790
Kansas Turnpike Auth. Rev. Refg.
1,000,000 5.000%, 9/1/2037, Ser. A 1,288,450
750,000 5.000%, 9/1/2038, Ser. A 962,558
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,938,375
University of Kansas Hospital Auth.
Refg. Rev.
4,635,000 5.000%, 3/1/2047, Ser. A 5,416,971
Total 14,186,144
Kentucky (0.6%)
Kentucky State Turnpike Auth.
Economic Development Road
Rev.
5,000,000 5.000%, 7/1/2028, Ser. A
c
5,389,100
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
d
882,525

Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
190
Principal
Amount Long-Term Fixed Income (99.0%) Value
Kentucky (0.6%) - continued
Pikeville, KY Hospital Rev. (Pikeville
Medical Center, Inc.)
$ 3,540,000 6.500%, 3/1/2041
c
$ 3,611,579
Total 9,883,204
Louisiana (2.0%)
Alexandria, LA Utilities Rev.
5,000,000 5.000%, 5/1/2043, Ser. A
c
5,580,900
Lafayette Public Power Auth.
Electric Rev.
375,000 5.000%, 11/1/2022 409,627
1,520,000 5.000%, 11/1/2031 1,654,368
Louisiana Local Government
Environmental Fac. & Community
Development Auth. East Baton
Rouge Sewer Rev.
4,900,000 5.000%, 2/1/2035, Ser. A
c
5,418,273
Louisiana Public Fac. Auth.
Rev. Refg. (Ochsner Clinic
Foundation)
4,000,000 4.000%, 5/15/2049, Ser. A 4,361,760
Louisiana State Public Fac.
Auth. Rev. (University of New
Orleans Research & Technology
Foundation, Inc. Student
Housing) (AGM Insured)
1,355,000 5.000%, 9/1/2030
d
1,517,397
800,000 5.000%, 9/1/2031
d
893,336
New Orleans, LA Aviation Board
Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,787,625
750,000
5.000%, 1/1/2048, Ser. B,
AMT 837,045
New Orleans, LA G.O. Refg.
750,000 5.000%, 12/1/2026 907,020
850,000 5.000%, 12/1/2027 1,024,471
350,000 5.000%, 12/1/2029 413,819
Port of New Orleans Board of
Commissioners Port Fac. Refg.
Rev.
1,365,000
5.000%, 4/1/2030, Ser. B,
AMT
c
1,507,848
1,500,000
5.000%, 4/1/2031, Ser. B,
AMT
c
1,656,975
525,000
5.000%, 4/1/2033, Ser. B,
AMT
c
579,941
Port of New Orleans Board of
Commissioners Port Fac. Refg.
Rev. (AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
d
1,767,645
Total 31,318,050
Maryland (0.2%)
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 2,111,460
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,099,780
Principal
Amount Long-Term Fixed Income (99.0%) Value
Maryland (0.2%) - continued
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
$ 200,000 4.000%, 7/1/2050 $ 218,188
200,000 4.000%, 7/1/2045 219,500
Total 3,648,928
Massachusetts (4.7%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
d
6,185,200
Massachusetts Development
Finance Agency Rev. (Dana-
Farber Cancer Institute)
6,500,000 5.000%, 12/1/2046, Ser. N 7,477,535
Massachusetts Development
Finance Agency Rev.
(Northeastern University)
750,000 5.000%, 10/1/2031 805,215
Massachusetts Development
Finance Agency Rev. (Wellesley
College)
3,000,000 5.000%, 7/1/2042, Ser. J 3,154,530
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 13,643,366
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
15,295,000 5.250%, 7/1/2033, Ser. L 22,200,693
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 7,135,938
Massachusetts Port Auth. Rev.
8,300,000
5.000%, 7/1/2042, Ser. A,
AMT 8,734,505
University of Massachusetts
Building Auth. Rev. Refg.
2,750,000
5.000%, 5/1/2038, Ser.
2019-1 3,482,930
Total 72,819,912
Michigan (2.4%)
Grand Valley, MI State University
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 736,639
Grand Valley, MI State University
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 2,191,103
Great Lakes, MI Water Auth. Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 11,703,200
Michigan State Finance Auth. Rev.
(Beaumont Health Credit Group)
6,000,000 5.000%, 11/1/2044, Ser. A 6,803,220
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 629,117
Michigan Strategic Rev.
7,775,000 5.000%, 12/31/2043, AMT 8,865,755

Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
191
Principal
Amount Long-Term Fixed Income (99.0%) Value
Michigan (2.4%) - continued
$ 5,110,000 5.000%, 6/30/2048, AMT $ 5,787,739
Total 36,716,773
Minnesota (2.9%)
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,550,546
Goodhue County, MN Education
District No. 6051 C.O.P.
250,000 5.000%, 2/1/2029 281,665
500,000 5.000%, 2/1/2034 560,940
750,000 5.000%, 2/1/2039 834,810
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 360,934
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
b
503,185
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,000,000 5.000%, 10/1/2040 1,196,210
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,731,058
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,153,456
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 232,904
150,000 5.000%, 10/1/2030 174,488
200,000 5.000%, 10/1/2032 232,146
175,000 5.000%, 10/1/2033 203,201
1,500,000 5.000%, 10/1/2047 1,792,860
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 4,200,000
Rochester, MN Health Care Fac.
Rev. (Olmsted Medical Center)
1,000,000 5.875%, 7/1/2030 1,003,230
St. Cloud, MN Health Care Rev.
Refg. (CentraCare Health
System)
125,000 5.125%, 5/1/2030, Ser. A 125,346
1,000,000 5.000%, 5/1/2046, Ser. A 1,140,020
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,214,514
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners Obligated
Group)
5,945,000 5.000%, 7/1/2032, Ser. A 6,799,475
Principal
Amount Long-Term Fixed Income (99.0%) Value
Minnesota (2.9%) - continued
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
$ 6,945,000 5.000%, 11/15/2047, Ser. A $ 8,109,538
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 1,011,560
University of Minnesota Rev. (State
Supported Biomedical Science
Research Fac. Funding)
1,655,000 5.000%, 8/1/2030, Ser. B 1,710,889
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 521,755
Western Minnesota Municipal
Power Agency Rev.
1,000,000 5.000%, 1/1/2033, Ser. A
c
1,148,100
1,000,000 5.000%, 1/1/2034, Ser. A
c
1,148,100
300,000 5.000%, 1/1/2035, Ser. A
c
344,430
1,000,000 5.000%, 1/1/2040, Ser. A
c
1,148,100
Winona, MN Health Care Fac. Rev.
Refg. (Winona Health Obligated
Group)
500,000 5.000%, 7/1/2034 508,460
Total 44,941,920
Mississippi (0.4%)
D'Iberville Tax Increment Refg.
(Gulf Coast Promenade)
1,750,000 5.000%, 4/1/2033 1,824,900
Mississippi Development Bank
G.O. (Desoto County Highway
Construction)
3,180,000 5.000%, 1/1/2030
c
3,503,883
Warren County, MS Gulf
Opportunity Zone Rev. Refg.
(International Paper Company)
1,625,000 1.375%, 5/1/2034, Ser. A
a
1,651,699
Total 6,980,482
Missouri (0.8%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 2,070,252
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport) (AGM
Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
d
5,392,100
Missouri State Health and
Educational Fac. Auth. Rev.
(Lake Regional Health System)
925,000 5.000%, 2/15/2022 966,949
1,680,000 5.000%, 2/15/2034 1,734,213

Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
192
Principal
Amount Long-Term Fixed Income (99.0%) Value
Missouri (0.8%) - continued
St. Louis, MO Airport Rev. (AGM
Insured)
$ 1,000,000 5.000%, 7/1/2047, Ser. C
d
$ 1,154,500
St. Louis, MO Airport Rev. Refg.
(Lambert-St. Louis International
Airport)
1,000,000 5.000%, 7/1/2032, AMT 1,053,600
Total 12,371,614
Montana (0.4%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 1,030,337
800,000 5.000%, 7/1/2039, Ser. A 990,400
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 4,135,080
Total 6,155,817
Nebraska (2.1%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital Obligated
Group)
2,105,000 5.000%, 11/15/2047 2,427,907
Lincoln, NE Lincoln Electric System
Rev. Refg.
2,500,000 5.000%, 9/1/2037
c
2,716,400
Nebraska Public Power District Rev.
1,325,000 5.000%, 1/1/2033, Ser. A 1,385,473
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 9,253,021
Omaha, NE Public Power District
Electric Rev. Refg.
8,275,000 5.000%, 2/1/2042, Ser. A 10,188,180
Omaha, NE Sanitary Sewerage
System Rev.
1,340,000 5.000%, 11/15/2034 1,544,859
University of Nebraska Lincoln
Student Fees and Fac. Rev.
1,000,000 5.000%, 7/1/2037
c
1,055,160
University of Nebraska Lincoln
Student Fees and Fac. Rev.
Refg.
3,050,000 5.000%, 7/1/2038
c
3,290,005
Total 31,861,005
Nevada (0.3%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,706,490
3,250,000 5.000%, 9/1/2047, Ser. A 3,669,445
Total 5,375,935
New Hampshire (0.5%)
New Hampshire Health and
Education Fac. Auth. Rev.
5,000,000 5.000%, 8/1/2059, Ser. A 7,093,950
Total 7,093,950
Principal
Amount Long-Term Fixed Income (99.0%) Value
New Jersey (1.6%)
New Jersey Economic
Development Auth. Rev. School
Fac. Construction
$ 4,000,000 5.000%, 6/15/2043, Ser. EEE $ 4,467,360
New Jersey Transportation Trust
Fund Auth. Rev.
1,500,000 5.000%, 6/15/2026, Ser. A 1,534,890
1,000,000 5.250%, 6/15/2033, Ser. AA 1,107,670
1,645,000 5.250%, 6/15/2034, Ser. AA 1,818,597
New Jersey Transportation Trust
Fund Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 2,271,200
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
3,180,000 5.250%, 1/1/2025
d
3,811,802
Tobacco Settlement Financing
Corporation Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 10,471,232
Total 25,482,751
New York (9.1%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,603,365
Hudson, NY Yards Infrastructure
Corporation Rev. Refg.
2,000,000 5.000%, 2/15/2042, Ser. A 2,297,620
Metropolitan Transportation Auth.
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
3,004,925
Metropolitan Transportation Auth.
NY Rev. Refg.
2,190,000 5.000%, 11/15/2035 2,583,171
Monroe County Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A 1,135,970
Monroe County Industrial
Development Corporation Rev.
Refg. (University of Rochester)
1,000,000 5.000%, 7/1/2030, Ser. D 1,235,670
1,550,000 5.000%, 7/1/2031, Ser. C 1,901,912
800,000 5.000%, 7/1/2031, Ser. D 981,632
New York City Municipal Water
Finance Auth. Water and Sewer
System Rev.
8,000,000
5.000%, 6/15/2037, Ser.
DD-1 9,897,840
500,000
0.140%, 6/15/2049, Ser.
BB-1
a
500,000
12,000,000
5.000%, 6/15/2049, Ser.
CC-1 14,853,120
New York City Transitional Finance
Auth. Future Tax Secured Rev.
15,000,000 5.000%, 11/1/2033, Ser. D-1 15,676,350
19,000,000 5.000%, 2/1/2043, Ser. A 22,617,030
800,000 4.000%, 11/1/2045, Ser. D
g
907,096
New York State Dormitory Auth.
State Personal Income Tax Rev.
5,000,000 5.000%, 3/15/2039, Ser. C 5,638,500

Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
193
Principal
Amount Long-Term Fixed Income (99.0%) Value
New York (9.1%) - continued
New York State Dormitory Auth.
State Personal Income Tax Rev.
Refg.
$ 8,320,000 5.000%, 2/15/2043, Ser. B $ 9,978,841
10,000 5.000%, 2/15/2043, Ser. B
c
13,052
New York State Liberty
Development Corporation Rev.
10,000,000 5.250%, 12/15/2043 10,468,100
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 827,243
New York, NY G.O.
1,920,000 5.000%, 8/1/2032, Ser. A 2,207,501
285,000 0.140%, 8/1/2034, Ser. E
a
285,000
325,000 0.140%, 3/1/2042, Ser. F
a
325,000
Port Auth. of New York & New
Jersey Rev.
1,125,000
5.000%, 12/1/2024, Ser. 178,
AMT 1,267,369
2,500,000 5.000%, 9/1/2035 2,830,850
2,500,000 5.000%, 9/1/2036 2,826,850
5,000,000 5.000%, 9/1/2039 5,639,800
Port Auth. of New York & New
Jersey Rev. Refg.
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 6,008,650
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 1,995,865
Triborough NY Bridge & Tunnel
Auth. Rev.
2,550,000
5.000%, 11/15/2037, Ser.
2008-B-3 3,001,044
1,000,000 5.250%, 11/15/2045, Ser. A 1,166,190
Triborough NY Bridge & Tunnel
Auth. Rev. (MTA Bridges and
Tunnels)
5,000,000 5.000%, 11/15/2049, Ser. A 6,013,000
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 892,065
Total 140,580,621
North Carolina (0.8%)
Appalachian State University Rev.
2,510,000 5.000%, 5/1/2044 2,918,126
Charlotte, NC, Rev. (Charlotte
Douglas International Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,766,415
North Carolina Capital Fac. Finance
Agency Rev. Refg. (Johnson and
Wales University)
1,000,000 5.000%, 4/1/2032 1,057,630
1,000,000 5.000%, 4/1/2033 1,055,710
North Carolina Eastern Municipal
Power Agency Power System
Rev.
1,475,000 6.000%, 1/1/2026, Ser. A
c
1,571,834
Principal
Amount Long-Term Fixed Income (99.0%) Value
North Carolina (0.8%) - continued
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes
Obligated Group)
$ 1,000,000 5.000%, 10/1/2050, Ser. A $ 1,151,120
North Carolina Turnpike Auth.
(Triangle Expressway Auth.)
(AGM Insured)
1,750,000 5.000%, 1/1/2049
d
2,131,552
Total 11,652,387
North Dakota (0.4%)
North Dakota Public Finance Auth.
Rev. (State Revolving Fund)
1,495,000 5.000%, 10/1/2031, Ser. A 1,557,341
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 4,423,545
Total 5,980,886
Ohio (5.6%)
Akron Bath and Copley Joint
Township Ohio Hospital Fac.
Rev. Refg. (Summa Health
Obligated Group)
1,600,000 4.000%, 11/15/2037 1,773,088
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,167,370
AMP Fremont Energy Center Rev.
3,000,000 5.000%, 2/15/2037, Ser. B 3,153,570
Bowling Green, OH State University
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 552,480
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg.
14,100,000 5.000%, 6/1/2055, Ser. B-2 15,084,885
Cuyahoga County, OH Sales Tax
Rev.
1,000,000 5.000%, 12/1/2035 1,161,490
Franklin County, OH Convention
Fac. Auth. Rev. (Greater
Columbus Convention Center
Hotel)
1,785,000 5.000%, 12/1/2051 1,786,446
Hamilton County, OH Hospital
Fac. Rev. Refg. (TriHealth, Inc.
Obligated Group)
1,500,000 4.000%, 8/15/2050, Ser. A 1,682,460
Kent State University General
Receipts Rev.
2,000,000 5.000%, 5/1/2029 2,368,760
1,500,000 5.000%, 5/1/2037, Ser. A
c
1,606,455
Lucas County, OH Health Care
System Refg. Rev. (Sunset
Retirement Communities)
1,360,000 5.125%, 8/15/2025 1,389,580
1,750,000 5.500%, 8/15/2030 1,789,445
Miami University OH Rev.
1,600,000 5.000%, 9/1/2036 1,657,616

Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
194
Principal
Amount Long-Term Fixed Income (99.0%) Value
Ohio (5.6%) - continued
Ohio Higher Educational Fac.
Commission Rev. (Case Western
Reserve University)
$ 2,745,000 5.000%, 12/1/2028 $ 3,142,174
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,922,740
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,525,486
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,480,736
Ohio Hospital Rev. (Cleveland
Clinic Health System Obligated
Group)
5,000,000 5.000%, 1/1/2034
c
5,275,800
Ohio Hospital Rev. Refg. (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 4,807,520
Ohio State Turnpike Commission
Rev.
8,945,000
Zero Coupon, 2/15/2034,
Ser. A-4
f
10,847,870
Ohio State Turnpike Commission
Rev. Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
d
12,326,400
Toledo, OH Water System Rev. and
Improvements
2,455,000 5.000%, 11/15/2036 2,983,439
Toledo, OH Water System Rev.
Refg. and Improvements
2,500,000 5.000%, 11/15/2038 2,748,750
Total 86,234,560
Oklahoma (1.6%)
Grand River, OK Dam Authority
Rev.
7,815,000 5.000%, 6/1/2039, Ser. A 8,795,391
Oklahoma Agricultural and
Mechanical Colleges General
Rev.
3,000,000 5.000%, 8/1/2038, Ser. C
c
3,386,850
Oklahoma State Water Resources
Board Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,395,895
Oklahoma Turnpike Auth. Rev.
500,000 5.000%, 1/1/2028, Ser. A 504,090
2,500,000 5.000%, 1/1/2042, Ser. A 2,926,675
5,665,000 5.000%, 1/1/2047, Ser. C 6,738,461
Total 24,747,362
Oregon (1.5%)
Clackamas and Washington
Counties, OR Joint School
District No.3 G.O. (West Linn-
Wilsonville Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 421,015
Principal
Amount Long-Term Fixed Income (99.0%) Value
Oregon (1.5%) - continued
Clackamas County, OR School
District
$ 3,500,000 5.000%, 6/15/2049, Ser. B $ 4,288,725
Multnomah & Clackamas Counties
School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 355,462
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2050, Ser. 27A,
AMT 5,891,500
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
1,025,000 5.000%, 7/1/2035, Ser. 23 1,182,091
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 5,582,533
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,541,850
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
b
948,840
Total 23,212,016
Pennsylvania (2.2%)
Allegheny County, PA Hospital
Development Auth. Rev. Refg.
(University of Pittsburgh Medical
Center)
1,500,000 5.000%, 7/15/2034, Ser. A 1,877,880
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043 486,211
410,000 5.000%, 5/15/2048 431,435
Cumberland County, PA Municipal
Auth. Rev. (Diakon Lutheran
Social Ministries)
1,350,000 5.000%, 1/1/2038 1,435,792
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 257,710
250,000 5.000%, 3/1/2045 258,762
Pennsylvania Economic
Development Financial Auth.
Solid Waste Disposal Rev.
(CarbonLite P, LLC)
2,875,000 5.750%, 6/1/2036, AMT
b
2,799,905
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
d
3,552,967
Pennsylvania Turnpike Commission
Turnpike Rev.
3,000,000 5.000%, 12/1/2040, Ser. B 3,483,690
4,950,000 5.000%, 12/1/2046, Ser. A-1 5,732,447

Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
195
Principal
Amount Long-Term Fixed Income (99.0%) Value
Pennsylvania (2.2%) - continued
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
$ 10,440,000 6.250%, 6/1/2033, Ser. C
d
$ 13,223,722
Total 33,540,521
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing
Corporation Rev.
5,296,000 4.550%, 7/1/2040, Ser. A-1 5,512,183
Total 5,512,183
South Carolina (1.6%)
Beaufort-Jasper Water & Sewer
Auth. Rev. Refg.
425,000 5.000%, 3/1/2025, Ser. B 509,664
Charleston County, SC Airport
System Rev.
6,215,000
5.500%, 7/1/2031, Ser. A,
AMT 6,876,028
Columbia, SC Waterworks and
Sewer System Rev.
5,250,000 5.000%, 2/1/2049, Ser. A 6,530,475
Greenwood County, SC Hospital
Fac. Rev. Refg. (Self Regional
Healthcare)
1,120,000 5.000%, 10/1/2024, Ser. B 1,188,063
2,890,000 5.000%, 10/1/2031, Ser. B 3,033,315
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,465,380
South Carolina Jobs Economic
Development Auth. Refg. (Life
Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,250,300
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
1,460,000 5.000%, 4/1/2054, Ser. A 1,583,647
Total 24,436,872
South Dakota (0.1%)
South Dakota Board Of Regents
Housing  & Auxiliary Fac. System
Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,162,410
Total 1,162,410
Tennessee (0.2%)
Tennessee State School Bond Auth.
Rev. (2nd Program)
500,000 5.000%, 11/1/2031 583,300
450,000 5.000%, 11/1/2032 523,620
1,275,000 5.000%, 11/1/2034 1,477,585
250,000 5.000%, 11/1/2036 288,552
Total 2,873,057
Principal
Amount Long-Term Fixed Income (99.0%) Value
Texas (9.7%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
$ 3,180,000 4.000%, 8/15/2055, Ser. A
d
$ 3,685,716
Central Texas Regional Mobility
Auth. Rev.
1,700,000 5.000%, 1/1/2040, Ser. A 1,916,410
500,000 5.000%, 1/1/2045, Ser. E
g
604,350
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
1,000,000 5.000%, 8/15/2042 1,042,040
2,000,000 6.000%, 8/15/2043 2,197,640
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
1,000,000 5.000%, 8/15/2036, Ser. A
d
1,201,720
4,605,000 5.000%, 8/15/2039
d
5,220,458
2,000,000 5.000%, 8/15/2046, Ser. A
d
2,357,100
Dallas and Fort Worth, TX
International Airport Rev. Refg.
4,000,000 5.250%, 11/1/2033, Ser. F 4,453,160
Harris County Industrial
Development Corporation
Pollution Control Rev. (Exxon)
100,000 0.140%, 3/1/2024
a
100,000
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
295,000 5.000%, 1/1/2033, Ser. A 303,127
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Brazos
Presbyterian Homes)
2,000,000 5.000%, 1/1/2037 2,120,100
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
c,d
14,987,300
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,418,326
Lake Travis Independent School
District G.O. Refg. (PSF-GTD
Insured)
1,000,000 5.000%, 2/15/2031
d
1,237,110
Lower Colorado River, TX Auth.
Rev. Refg. (LCRA Transmission
Services Corporation)
2,900,000 5.000%, 5/15/2050, Ser. A 3,577,701
1,000,000 5.000%, 5/15/2044 1,191,650
New Hope Cultural Education
Facilities Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I LLC -
Texas A&M University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,008,060
North East Independent School
District, Bexar County, TX G.O.
Unlimited Tax Refg. (PSF-GTD
Insured)
5,000,000 5.250%, 2/1/2028
d
6,554,700

Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
196
Principal
Amount Long-Term Fixed Income (99.0%) Value
Texas (9.7%) - continued
$ 2,000,000 5.250%, 2/1/2029
d
$ 2,681,920
North Texas Education Finance
Corporation Education Rev.
(Uplift Education)
4,500,000 5.125%, 12/1/2042, Ser. A
c
4,837,770
North Texas Tollway Auth. System
Rev.
15,000,000 5.000%, 9/1/2030, Ser. D
c
15,587,550
North Texas Tollway Auth. System
Rev. Refg.
5,000,000 5.000%, 1/1/2042, Ser. B
c
5,275,800
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
d
4,524,600
Northwest Independent School
District G.O. (Denton, Tarrant
and Wise Counties, TX) (PSF-
GTD Insured)
5,705,000 5.000%, 2/15/2038
c,d
6,572,274
Port Freeport, TX Senior Lien Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 4,417,171
Red River Education Finance
Corporation Rev. (St. Edwards
University)
2,130,000 5.000%, 6/1/2046 2,281,038
San Antonio Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 9,926,516
Southwest TX Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 719,202
600,000 5.000%, 10/1/2040 717,480
700,000 5.000%, 10/1/2041 834,631
Tarrant County Cultural Education
Fac. Finance Corporation
Hospital Rev. (Hendrick Medical
Center)
2,640,000 5.000%, 9/1/2030 2,967,888
Tarrant County Cultural Education
Fac. Finance Corporation Rev.
Refg. (Trinity Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 796,074
Texas G.O. Refg.
7,500,000 5.000%, 10/1/2044, Ser. A
c
8,866,350
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(LBJ Infrastructure Group, LLC)
500,000 4.000%, 12/31/2039, Ser. A 556,150
4,275,000 4.000%, 6/30/2040, Ser. A 4,751,064
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 17,483,369
Total 149,973,515
Utah (1.9%)
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 4,227,838
3,000,000 5.000%, 10/1/2049, Ser. A 3,686,880
Principal
Amount Long-Term Fixed Income (99.0%) Value
Utah (1.9%) - continued
Orem, UT G.O.
$ 6,880,000 5.000%, 12/1/2046 $ 8,544,822
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,146,820
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,172,040
Utah Charter School Finance Auth.
Rev. (North Davis Preparatory)
1,000,000 6.250%, 7/15/2030 1,002,570
Utah Charter School Finance Auth.
Rev. (Utah Charter Academies)
800,000 5.000%, 10/15/2048 923,640
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
2,000,000 5.000%, 5/15/2050, Ser. A 2,488,740
1,000,000 4.000%, 5/15/2043, Ser. A 1,153,590
3,175,000 5.000%, 5/15/2043
c
3,256,725
1,610,000 5.000%, 5/15/2045, Ser. A 1,788,243
Total 29,391,908
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,475,950
1,000,000 5.000%, 12/1/2036, Ser. A 1,155,520
Total 4,631,470
Virginia (2.9%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. (Inova Health System)
2,405,000 5.000%, 5/15/2044, Ser. A 2,710,435
Virginia Commonwealth
Transportation Board Rev.
10,000,000 5.000%, 5/15/2034
c
10,257,400
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings Opco, LLC)
1,150,000 5.000%, 1/1/2027, AMT 1,207,695
8,910,000 6.000%, 1/1/2037, AMT 9,481,577
1,800,000 5.500%, 1/1/2042, AMT 1,878,804
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 683,151
6,575,000 5.000%, 12/31/2049, AMT 7,333,558
10,610,000 5.000%, 12/31/2052, AMT 11,840,336
Total 45,392,956
Washington (2.7%)
Clark County, WA Public Utility
District No. 1 Electric Rev. Refg.
785,000 5.000%, 1/1/2029 952,064
FYI Properties Rev. Refg.
(Washington DIS)
5,000,000 5.000%, 6/1/2038 6,018,100
Kalispel Tribe of Indians Priority
Distribution WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
b
833,970

Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
197
Principal
Amount Long-Term Fixed Income (99.0%) Value
Washington (2.7%) - continued
Pierce County, WA School District
No. 10, Tacoma G.O. Refg.
$ 2,170,000 5.000%, 12/1/2039
c
$ 2,670,011
Port of Seattle WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 1,174,880
Snohomish County, WA Edmonds
School District No. 15 U.T.G.O.
1,000,000 5.000%, 12/1/2033 1,144,470
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,621,987
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 2,180,620
2,000,000 5.000%, 9/1/2055 2,397,380
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 536,745
450,000 4.000%, 5/1/2045 486,032
Washington State Various Purpose
G.O.
12,095,000 5.000%, 8/1/2030, Ser. A 13,600,223
5,310,000 5.000%, 8/1/2042, Ser. A 6,521,051
Total 42,137,533
West Virginia (0.4%)
West Virginia State University Rev.
5,000,000 5.000%, 10/1/2049, Ser. A 6,144,250
Total 6,144,250
Wisconsin (2.1%)
Kaukauna, WI Electric System Rev.
(AGM Insured)
3,000,000 5.000%, 12/15/2035, Ser. A
c,d
3,295,920
Public Finance Auth. Rev. Refg.
(WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,388,020
Public Finance Auth. WI Retirement
Communities Rev. (Acts
Retirement-Life Communities,
Inc.)
1,000,000 5.000%, 11/15/2041, Ser. A 1,169,860
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
1,750,000 5.125%, 10/1/2048 1,794,538
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,335,209
2,500,000 5.000%, 12/15/2044 2,777,975
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Ascension
Health Credit Group)
9,275,000 5.000%, 11/15/2039, Ser. A 10,916,026
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 917,632
Principal
Amount Long-Term Fixed Income (99.0%) Value
Wisconsin (2.1%) - continued
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marquette
University)
$ 5,000,000 5.000%, 10/1/2041 $ 5,631,400
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,253,720
Total 32,480,300
Total Long-Term Fixed Income
(cost $1,432,399,863) 1,534,816,995
Total Investments
(cost $1,432,399,863) 99.0% $1,534,816,995
Other Assets and Liabilities,
Net 1.0% 16,126,483
Total Net Assets 100.0% $1,550,943,478
a Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $15,670,859 or
1.0% of total net assets.
c Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
d To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
e Defaulted security.  Interest is not being accrued.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2020.
g Denotes investments purchased on a when-issued or
delayed delivery basis.

Municipal Bond Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
198
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
199
Principal
Amount Bank Loans ( 26.3% )
a
Value
Basic Materials (1.5%)
Avantor , Inc., Term Loan
$ 1,315,000
0.000%,  (LIBOR 1M +
2.500%), 10/30/2027
b,c,d,e
$ 1,303,494
Ball Metalpack Finco , LLC, Term
Loan
263,925
4.756%,  (LIBOR 3M +
4.500%), 7/31/2025
d
252,840
Chemours Company, Term Loan
1,237,352
1.900%,  (LIBOR 1M +
1.750%), 4/3/2025
d
1,186,312
Hexion , Inc., Term Loan
1,034,761
3.730%,  (LIBOR 3M +
3.500%), 7/1/2026
d
1,015,100
Innophos Holdings, Inc., Term
Loan
1,034,800
3.648%,  (LIBOR 1M +
3.500%), 2/7/2027
d,e
1,015,397
Momentive Performance Materials
USA, LLC, Term Loan
880,850
3.400%,  (LIBOR 1M +
3.250%), 5/15/2024
d
832,958
Nouryon USA, LLC, Term Loan
2,645,481
3.145%,  (LIBOR 1M +
3.000%), 10/1/2025
b,c,d
2,558,181
Peabody Energy Corporation,
Term Loan
1,170,000
2.898%,  (LIBOR 1M +
2.750%), 3/31/2025
d
358,523
Pixelle Specialty Solutions, LLC,
Term Loan
2,034,131
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
d
2,016,760
PQ Corporation, Term Loan
1,122,188
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
d
1,110,124
Total 11,649,689
Capital Goods (2.6%)
Asplundh Tree Expert, LLC, Term
Loan
685,000
2.640%,  (LIBOR 1M +
2.500%), 9/4/2027
d
682,863
Flex Acquisition Company, Inc.
Term Loan
1,922,924
3.475%,  (LIBOR 3M +
3.250%), 6/29/2025
d
1,846,603
GFL Environmental, Inc., Term
Loan
3,216,934
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
d
3,183,864
Graham Packaging Company,
Inc., Term Loan
1,015,000
4.500%,  (LIBOR 1M +
3.750%), 8/4/2027
d
1,005,692
Mauser Packaging Solutions
Holding Company, Term Loan
1,362,953
3.480%,  (LIBOR 3M +
3.250%), 4/3/2024
d
1,270,954
Natgasoline , LLC, Term Loan
1,139,700
3.750%,  (LIBOR 3M +
3.500%), 11/14/2025
d,e
1,088,414
Principal
Amount Bank Loans (26.3%)
a
Value
Capital Goods (2.6%) - continued
Navistar, Inc., Term Loan
$ 1,891,513
3.650%,  (LIBOR 1M +
3.500%), 11/6/2024
d
$ 1,870,233
Reynolds Group Holdings, Inc.,
Term Loan
1,450,856
2.898%,  (LIBOR 1M +
2.750%), 2/5/2023
d
1,422,042
675,000
3.398%,  (LIBOR 1M +
3.250%), 2/16/2026
d
658,125
TransDigm , Inc., Term Loan
3,696,995
2.398%,  (LIBOR 1M +
2.250%), 12/9/2025
d
3,472,402
Vertiv Group Corporation, Term
Loan
3,482,500
3.148%,  (LIBOR 1M +
3.000%), 3/2/2027
d
3,413,721
Total 19,914,913
Communications Services (7.3%)
Altice France SA, Term Loan
786,475
2.898%,  (LIBOR 1M +
2.750%), 7/31/2025
d
749,865
Cablevision Lightpath , LLC, Term
Loan
1,590,000
0.000%,  (LIBOR 1M +
3.250%), 9/29/2027
b,c,d
1,566,150
CenturyLink, Inc., Term Loan
3,718,932
2.398%,  (LIBOR 1M +
2.250%), 3/15/2027
d
3,573,559
Charter Communications
Operating, LLC, Term Loan
2,317,130
1.900%,  (LIBOR 1M +
1.750%), 4/30/2025
d
2,265,366
CommScope , Inc., Term Loan
2,445,300
3.398%,  (LIBOR 1M +
3.250%), 4/4/2026
d
2,355,778
Coral-US Co-Borrower, LLC, Term
Loan
4,345,000
2.398%,  (LIBOR 1M +
2.250%), 1/31/2028
d
4,192,013
CSC Holdings, LLC, Term Loan
1,442,675
2.398%,  (LIBOR 1M +
2.250%), 7/17/2025
d
1,389,859
3,563,075
2.648%,  (LIBOR 1M +
2.500%), 4/15/2027
d
3,444,603
Diamond Sports Group, LLC, Term
Loan
3,097,282
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
d
1,908,700
Eagle Broadband Investments,
LLC, Term Loan
2,240,000
0.000%,  (LIBOR 1M +
3.000%), 10/19/2027
b,c,d
2,219,840
Entercom Media Corporation, Term
Loan
1,550,564
2.652%,  (LIBOR 1M +
2.500%), 11/17/2024
d
1,494,356
GCI, LLC, Term Loan
2,515,000
0.000%,  (LIBOR 1M +
2.750%), 10/15/2025
b,c,d
2,474,131
Gray Television, Inc., Term Loan
935,000
2.399%,  (LIBOR 1M +
2.250%), 2/7/2024
d
910,793

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
200
Principal
Amount Bank Loans (26.3%)
a
Value
Communications Services (7.3%) - continued
HCP Acquisition, LLC, Term Loan
$ 2,453,656
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
d
$ 2,419,403
iHeartCommunications , Inc., Term
Loan
1,198,960
3.148%,  (LIBOR 1M +
3.000%), 5/1/2026
d
1,123,809
Mediacom Illinois, LLC, Term Loan
387,065
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
d,e
385,129
Meredith Corporation, Term Loan
1,375,000
0.000%,  (LIBOR 1M +
4.250%), 1/31/2025
b,c,d
1,342,921
NEP Group, Inc., Term Loan
2,065,364
3.398%,  (LIBOR 1M +
3.250%), 10/20/2025
d
1,857,671
Nexstar Broadcasting, Inc., Term
Loan
2,595,000
2.899%,  (LIBOR 1M +
2.750%), 9/19/2026
d
2,524,935
Nielsen Finance, LLC, Term Loan
835,800
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
d
832,457
Radiate Holdco, LLC, Term Loan
3,775,000
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
d
3,705,276
SBA Senior Finance II, LLC, Term
Loan
1,852,533
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
d
1,792,103
Terrier Media Buyer, Inc., Term
Loan
1,156,262
4.398%,  (LIBOR 1M +
4.250%), 12/17/2026
d
1,123,748
773,063
4.398%,  (LIBOR 1M +
4.250%), 12/17/2026
d,e
746,005
TNS, Inc., Term Loan
1,422,711
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
d
1,401,812
Virgin Media Bristol, LLC, Term
Loan
3,140,000
2.648%,  (LIBOR 1M +
2.500%), 1/31/2028
d
3,028,153
WideOpenWest Finance, LLC,
Term Loan
1,961,918
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
d
1,918,599
Xplornet Communications, Inc.,
Term Loan
1,641,675
4.898%,  (LIBOR 1M +
4.750%), 6/10/2027
b,c,d
1,606,379
Ziggo Financing Partnership, Term
Loan
2,285,000
2.648%,  (LIBOR 1M +
2.500%), 4/30/2028
d
2,189,441
Total 56,542,854
Consumer Cyclical (3.7%)
1011778 B.C., LLC, Term Loan
3,364,575
1.898%,  (LIBOR 1M +
1.750%), 11/19/2026
d
3,222,994
Principal
Amount Bank Loans (26.3%)
a
Value
Consumer Cyclical (3.7%) - continued
Caesars Resort Collection, LLC,
Term Loan
$ 2,115,000
0.000%,  (LIBOR 1M +
4.500%), 7/20/2025
b,c,d
$ 2,045,607
Cengage Learning, Inc., Term
Loan
1,050,077
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
d
936,543
Four Seasons Hotels, Ltd., Term
Loan
1,453,472
2.148%,  (LIBOR 1M +
2.000%), 11/30/2023
d
1,395,944
Golden Entertainment, Inc., Term
Loan
3,173,125
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
d
3,058,099
Golden Nugget, LLC, Term Loan
1,581,023
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
d
1,389,324
Harbor Freight Tools USA, Inc.,
Term Loan
2,055,000
4.000%,  (LIBOR 1M +
3.250%), 10/19/2027
d
2,021,832
IAA, Inc., Term Loan
585,338
2.438%,  (LIBOR 1M +
2.250%), 6/28/2026
d
565,828
LCPR Loan Financing, LLC, Term
Loan
2,995,000
5.148%,  (LIBOR 1M +
5.000%), 10/15/2026
d
2,991,256
Michaels Stores, Inc., Term Loan
1,506,225
4.250%,  (LIBOR 1M +
3.500%), 9/17/2027
b,c,d
1,473,088
Scientific Games International,
Inc., Term Loan
4,835,951
2.898%,  (LIBOR 1M +
2.750%), 8/14/2024
d
4,489,890
Staples, Inc., Term Loan
514,148
4.751%,  (LIBOR 3M +
4.500%), 9/12/2024
d
474,086
1,067,605
5.251%,  (LIBOR 3M +
5.000%), 4/12/2026
b,c,d
977,125
Stars Group Holdings BV, Term
Loan
1,157,814
3.720%,  (LIBOR 3M +
3.500%), 7/10/2025
d
1,156,263
Tenneco, Inc., Term Loan
1,589,337
3.148%,  (LIBOR 1M +
3.000%), 10/1/2025
b,c,d
1,462,588
Wyndham Hotels & Resorts, Inc.,
Term Loan
999,600
1.898%,  (LIBOR 1M +
1.750%), 5/30/2025
d
949,200
Total 28,609,667
Consumer Non-Cyclical (4.7%)
Adient US. LLC, Term Loan
480,000
0.000%,  (LIBOR 3M +
4.250%), 5/6/2024
b,c,d
472,560
Aramark Services, Inc., Term Loan
575,000
1.898%,  (LIBOR 1M +
1.750%), 3/11/2025
d
548,648

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
201
Principal
Amount Bank Loans (26.3%)
a
Value
Consumer Non-Cyclical (4.7%) - continued
Bausch Health Americas, Inc.,
Term Loan
$ 3,214,527
3.149%,  (LIBOR 1M +
3.000%), 6/1/2025
d
$ 3,135,514
Bellring Brands, LLC, Term Loan
609,177
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
d
610,548
Change Healthcare Holdings, LLC,
Term Loan
1,204,135
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
d
1,173,887
Chobani , LLC, Term Loan
820,000
0.000%,  (LIBOR 3M +
3.500%), 10/20/2027
b,c,d
806,675
CNT Holdings I Corporation, Term
Loan
1,060,000
0.000%,  (LIBOR 1M +
3.750%), 10/16/2027
b,c,d
1,046,305
295,000
0.000%,  (LIBOR 1M +
6.750%), 10/16/2028
b,c,d
295,369
Dole Food Company, Inc., Term
Loan
2,062,613
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
d
2,015,771
Elanco Animal Health, Inc., Term
Loan
1,342,836
1.899%,  (LIBOR 1M +
1.750%), 8/1/2027
d
1,312,340
Endo International plc, Term Loan
1,517,824
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
d
1,438,138
Froneri U.S., Inc., Term Loan
730,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,c,d
701,596
Global Medical Response, Inc.,
Term Loan
481,388
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
d
464,688
4,885,000
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
d
4,727,752
Grifols Worldwide Operations USA,
Inc., Term Loan
1,485,100
2.094%,  (LIBOR 1W +
2.000%), 11/15/2027
b,c,d
1,446,680
IQVIA, Inc., Term Loan
562,103
1.898%,  (LIBOR 1M +
1.750%), 1/1/2025
d
552,547
Jaguar Holding Company II, Term
Loan
1,590,000
0.000%,  (LIBOR 3M +
2.500%), 8/18/2022
b,c,d
1,576,803
JBS USA LUX SA, Term Loan
2,341,231
2.148%,  (LIBOR 1M +
2.000%), 5/1/2026
d
2,280,008
MPH Acquisition Holdings, LLC,
Term Loan
3,584,926
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
d
3,534,988
Ortho-Clinical Diagnostics SA,
Term Loan
3,570,484
3.390%,  (LIBOR 1M +
3.250%), 6/30/2025
d
3,445,517
Principal
Amount Bank Loans (26.3%)
a
Value
Consumer Non-Cyclical (4.7%) - continued
Plantronics, Inc., Term Loan
$ 796,023
2.648%,  (LIBOR 1M +
2.500%), 7/2/2025
d
$ 760,536
Power Play Merger Sub, Inc., Term
Loan
1,740,000
0.000%,  (LIBOR 1M +
3.750%), 10/30/2027
b,c,d,e
1,713,900
230,000
0.000%,  (LIBOR 1M +
3.750%), 10/30/2027
b,c,d,e
226,550
Sotera Health Holdings, LLC, Term
Loan
1,243,750
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
d
1,238,564
US Foods, Inc., Term Loan
825,688
1.898%,  (LIBOR 1M +
1.750%), 6/27/2023
d
788,326
Total 36,314,210
Energy (0.8%)
BCP Raptor II, LLC, Term Loan
454,250
4.898%,  (LIBOR 1M +
4.750%), 11/3/2025
d
318,884
Buckeye Partners, LP, Term Loan
1,756,175
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
d
1,720,735
Calpine Corporation, Term Loan
1,468,504
2.400%,  (LIBOR 1M +
2.250%), 1/15/2024
d
1,430,616
CONSOL Energy, Inc., Term Loan
1,142,600
4.650%,  (LIBOR 1M +
4.500%), 9/28/2024
d
880,522
Illuminate Buyer, LLC, Term Loan
1,800,000
4.148%,  (LIBOR 1M +
4.000%), 6/30/2027
b,c,d
1,767,654
Lealand Finance Company BV,
Term Loan
394,218
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
d,f
243,102
Total 6,361,513
Financials (2.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
1,053,990
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
d
1,012,621
Blackstone CQP Holdco, LP, Term
Loan
1,905,875
3.725%,  (LIBOR 3M +
3.500%), 9/30/2024
d
1,861,087
BPR Nimbus, LLC, Term Loan
1,374,278
2.648%,  (LIBOR 1M +
2.500%), 8/24/2025
b,c,d
1,135,154
Delos Finance SARL, Term Loan
1,040,000
1.970%,  (LIBOR 3M +
1.750%), 10/6/2023
d
1,004,682
INEOS U.S. Finance, LLC, Term
Loan
825,754
2.148%,  (LIBOR 1M +
2.000%), 3/31/2024
d
801,444
Level 3 Financing, Inc., Term Loan
1,980,000
1.898%,  (LIBOR 1M +
1.750%), 3/1/2027
d
1,907,730

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
202
Principal
Amount Bank Loans (26.3%)
a
Value
Financials (2.1%) - continued
MoneyGram International, Inc.,
Term Loan
$ 1,076,375
0.000%,  (LIBOR 3M +
6.000%), 6/30/2023
d,e
$ 1,065,611
NCR Corporation, Term Loan
1,628,550
2.650%,  (LIBOR 1M +
2.500%), 8/28/2026
d
1,574,270
Newco Financing Partnership,
Term Loan
1,717,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,c,d
1,672,416
Northriver Midstream Finance, LP,
Term Loan
1,598,687
3.475%,  (LIBOR 3M +
3.250%), 10/1/2025
d
1,491,175
Tronox Finance, LLC, Term Loan
1,053,422
3.178%,  (LIBOR 1M +
3.000%), 9/22/2024
b,c,d
1,030,288
UPC Financing Partnership, Term
Loan
1,717,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,c,d
1,672,416
Total 16,228,894
Technology (2.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,620,933
3.714%,  (LIBOR 2M +
3.500%), 8/21/2026
b,c,d
1,472,731
Prime Security Services Borrower,
LLC, Term Loan
4,529,250
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
d
4,466,248
Rackspace Technology Global,
Inc., Term Loan
3,982,417
4.000%,  (LIBOR 2M +
3.000%), 11/3/2023
d
3,888,352
SS&C Technologies, Inc., Term
Loan
1,896,254
1.898%,  (LIBOR 1M +
1.750%), 4/16/2025
d
1,840,561
1,324,992
1.898%,  (LIBOR 1M +
1.750%), 4/16/2025
d
1,286,077
Zayo Group Holdings, Inc., Term
Loan
3,303,400
3.148%,  (LIBOR 1M +
3.000%), 3/9/2027
d
3,178,135
Total 16,132,104
Transportation (0.9%)
Delta Air Lines, Inc., Term Loan
748,125
5.750%,  (LIBOR 3M +
4.750%), 4/29/2023
d
743,921
Genesee & Wyoming, Inc., Term
Loan
2,064,625
2.220%,  (LIBOR 3M +
2.000%), 12/30/2026
d
2,018,543
Mileage Plus Holdings, LLC, Term
Loan
1,125,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
d
1,141,661
Principal
Amount Bank Loans (26.3%)
a
Value
Transportation (0.9%) - continued
SkyMiles IP, Ltd., Term Loan
$ 1,365,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b,c,d
$ 1,358,462
United Airlines, Inc., Term Loan
1,543,008
1.902%,  (LIBOR 1M +
1.750%), 4/1/2024
d
1,434,040
Total 6,696,627
Utilities (0.6%)
Advanced Drainage Systems, Inc.,
Term Loan
436,752
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
d
432,747
Core and Main, LP, Term Loan
1,178,550
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
d
1,139,516
EnergySolutions , LLC, Term Loan
874,862
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
d
833,306
Pacific Gas & Electric Company,
Term Loan
2,578,538
5.500%,  (LIBOR 1M +
4.500%), 6/23/2025
d
2,546,306
Total 4,951,875
Total Bank Loans
(cost $209,478,330) 203,402,346
Principal
Amount Long-Term Fixed Income ( 52.4% ) Value
Asset-Backed Securities (4.5%)
522 Funding CLO, Ltd.
1,100,000
4.051%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
c,d,g
1,099,448
Apidos CLO XXIV
1,400,000
1.668%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2016-24A, Class A1BR
d,g
1,374,789
Ares LVII CLO, Ltd.
1,100,000
4.350%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
c,d,g
1,093,038
Assurant CLO III, Ltd.
1,350,000
1.448%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-3A, Class A
d,g
1,331,109
Babson CLO, Ltd.
1,225,000
3.118%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
d,g
1,098,020
Benefit Street Partners CLO IV, Ltd.
850,000
1.968%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
d,g
836,556
Business Jet Securities, LLC
745,047
4.447%,  6/15/2033, Ser.
2018-2, Class A
g
751,194

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
203
Principal
Amount Long-Term Fixed Income (52.4%) Value
Asset-Backed Securities (4.5%) - continued
Cent CLO, LP
$ 2,700,000
2.515%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
d,g
$ 2,620,669
College Ave Student Loans, LLC
486,000
1.799%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
d,g
488,143
Conn's Receivables Funding
700,000
1.710%,  6/16/2025, Ser.
2020-A, Class A
g
700,442
Education Funding Trust
1,626,838
2.790%,  7/25/2041, Ser.
2020-A, Class A
g
1,663,636
Foundation Finance Trust
310,492
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
316,317
Freedom ABS Trust
853,829
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
g
855,626
Harley Marine Financing, LLC
1,244,663
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,113,507
Madison Park Funding XIV, Ltd.
1,250,000
1.616%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
d,g
1,228,260
Myers Park CLO, Ltd.
1,275,000
1.618%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
d,g
1,261,122
Octagon Investment Partners 50,
Ltd.
1,350,000
4.520%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
c,d,g
1,349,302
OHA Credit Funding 1, Ltd.
1,085,000
1.668%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
d,g
1,070,130
OZLM Funding II, Ltd.
2,170,000
1.714%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
d,g
2,125,352
OZLM IX, Ltd.
2,000,000
1.768%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
d,g
1,997,682
Palmer Square Loan Funding, Ltd.
850,000
2.468%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
d,g
837,685
Pretium Mortgage Credit Partners,
LLC
2,218,957
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
g,h
2,214,967
Riserva CLO, Ltd.
1,125,000
1.918%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
d,g
1,101,860
Principal
Amount Long-Term Fixed Income (52.4%) Value
Asset-Backed Securities (4.5%) - continued
Saxon Asset Securities Trust
$ 335,413
3.754%,  8/25/2035, Ser.
2004-2, Class MF2
d
$ 333,085
Sound Point CLO X, Ltd.
1,150,000
2.918%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
d,g
1,092,414
Sound Point CLO XXI, Ltd.
2,200,000
1.665%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
d,g
2,107,450
THL Credit Wind River CLO, Ltd.
1,150,000
3.087%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
d,g
1,074,634
Vericrest Opportunity Loan
Transferee
1,802,398
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
g,h
1,803,679
Total 34,940,116
Basic Materials (0.9%)
Air Products and Chemicals, Inc.
74,000 1.500%,  10/15/2025 76,701
Alcoa Nederland Holding BV
350,000 5.500%,  12/15/2027
g
368,375
BWAY Holding Company
350,000 5.500%,  4/15/2024
g
350,133
Cleveland-Cliffs, Inc.
220,000 5.750%,  3/1/2025 212,575
200,000 9.875%,  10/17/2025
g
228,750
EI du Pont de Nemours &
Company
136,000 1.700%,  7/15/2025 141,010
First Quantum Minerals, Ltd.
390,000 7.500%,  4/1/2025
g
391,706
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 326,600
340,000 4.250%,  3/1/2030 357,211
Ingevity Corporation
400,000 3.875%,  11/1/2028
g
406,080
Kinross Gold Corporation
117,000 5.125%,  9/1/2021 120,038
Krayton Polymers, LLC
380,000 7.000%,  4/15/2025
g
391,875
LYB International Finance III, LLC
135,000 1.250%,  10/1/2025 135,333
Methanex Corporation
490,000 5.250%,  12/15/2029 496,481
Mosaic Company
64,000 3.250%,  11/15/2022 66,807
Norbord, Inc.
515,000 5.750%,  7/15/2027
g
540,750
Novelis Corporation
590,000 5.875%,  9/30/2026
g
608,809
140,000 4.750%,  1/30/2030
g
141,976
Nucor Corporation
68,000 2.000%,  6/1/2025 71,083
OCI NV
390,000 4.625%,  10/15/2025
g
394,953

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
204
Principal
Amount Long-Term Fixed Income (52.4%) Value
Basic Materials (0.9%) - continued
Olin Corporation
$ 500,000 5.125%,  9/15/2027 $ 507,500
Peabody Securities Finance
Corporation
415,000 6.375%,  3/31/2025
g
121,388
Steel Dynamics, Inc.
81,000 2.400%,  6/15/2025 84,989
Syngenta Finance NV
200,000 3.933%,  4/23/2021
g
202,566
Tronox Finance plc
210,000 5.750%,  10/1/2025
g
209,475
Xstrata Finance Canada, Ltd.
175,000 4.950%,  11/15/2021
g
182,289
Total 7,135,453
Capital Goods (1.6%)
AECOM
775,000 5.125%,  3/15/2027 847,617
Amsted Industries, Inc.
520,000 5.625%,  7/1/2027
g
547,300
Ardagh Packaging Finance plc
620,000 5.250%,  8/15/2027
g
638,420
Berry Global, Inc.
300,000 4.875%,  7/15/2026
g
314,250
Boeing Company
203,000 4.875%,  5/1/2025 221,173
Caterpillar Financial Services
Corporation
187,000 1.900%,  9/6/2022 192,274
199,000 1.950%,  11/18/2022 205,158
135,000 1.450%,  5/15/2025 139,165
Cintas Corporation No. 2
174,000 2.900%,  4/1/2022 180,024
CNH Industrial Capital, LLC
180,000 4.875%,  4/1/2021 182,776
82,000 1.950%,  7/2/2023 83,411
Covanta Holding Corporation
380,000 6.000%,  1/1/2027 395,747
90,000 5.000%,  9/1/2030 92,025
Crown Americas Capital
Corporation IV
265,000 4.500%,  1/15/2023 275,600
Crown Cork & Seal Company, Inc.
430,000 7.375%,  12/15/2026 515,187
General Electric Company
430,000 5.000%,  1/21/2021
d,i
351,364
H&E Equipment Services, Inc.
475,000 5.625%,  9/1/2025 492,812
Honeywell International, Inc.
135,000 1.350%,  6/1/2025 138,590
Howmet Aerospace, Inc.
340,000 6.875%,  5/1/2025 378,250
Huntington Ingalls Industries, Inc.
141,000 3.844%,  5/1/2025
g
155,138
Jeld-Wen , Inc.
320,000 4.625%,  12/15/2025
g
324,000
John Deere Capital Corporation
205,000 1.200%,  4/6/2023 208,831
199,000 2.050%,  1/9/2025
j
210,142
Principal
Amount Long-Term Fixed Income (52.4%) Value
Capital Goods (1.6%) - continued
L3Harris Technologies, Inc.
$ 195,000 4.950%,  2/15/2021 $ 195,645
Otis Worldwide Corporation
201,000 2.056%,  4/5/2025 211,211
Owens-Brockway Glass Container,
Inc.
140,000 5.875%,  8/15/2023
g
147,298
PACCAR Financial Corporation
141,000 2.650%,  4/6/2023 148,766
Parker-Hannifin Corporation
250,000 2.700%,  6/14/2024 267,266
Raytheon Technologies
Corporation
126,000 2.800%,  3/15/2022
g
129,674
Republic Services, Inc.
127,000 2.500%,  8/15/2024 134,910
Reynolds Group Issuer, Inc.
62,000 5.125%,  7/15/2023
g
62,775
Roper Technologies, Inc.
124,000 2.350%,  9/15/2024 131,021
135,000 1.000%,  9/15/2025 135,747
SRM Escrow Issuer, LLC
420,000 6.000%,  11/1/2028
c,g
420,000
Standard Industries, Inc.
630,000 4.375%,  7/15/2030
g
648,900
TransDigm , Inc.
240,000 6.250%,  3/15/2026
g
250,200
660,000 5.500%,  11/15/2027 643,467
United Rentals North America, Inc.
885,000 4.000%,  7/15/2030 902,789
United Technologies Corporation
235,000 3.950%,  8/16/2025 268,137
WESCO Distribution, Inc.
300,000 7.250%,  6/15/2028
g
328,407
WW Grainger, Inc.
137,000 1.850%,  2/15/2025 143,124
Total 12,258,591
Collateralized Mortgage Obligations (8.9%)
Antler Mortgage Trust
833,812
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
836,074
1,662,518
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
1,665,977
Banc of America Alternative Loan
Trust
670,575
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 633,715
Banc of America Funding Trust
727,953
5.500%,  1/25/2036, Ser.
2005-8, Class 1A1 699,817
Banc of America Mortgage
Securities Trust
630,327
2.522%,  9/25/2035, Ser.
2005-H, Class 3A1
d
593,796
165,733
2.987%,  9/25/2035, Ser.
2005-H, Class 2A1
d
155,921
Bellemeade Re, Ltd.
882,261
1.749%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
d,g
873,568

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
205
Principal
Amount Long-Term Fixed Income (52.4%) Value
Collateralized Mortgage Obligations (8.9%) -
continued
$ 682,639
2.799%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
d,g
$ 683,831
1,100,000
3.549%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
d,g
1,113,478
900,000
2.449%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
d,g
900,956
Business Jet Securities, LLC
600,000
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
603,630
Cascade Funding Mortgage Trust
556,631
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
g
558,544
CHL Mortgage Pass-Through Trust
450,442
3.177%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
d
449,186
298,065
6.000%,  4/25/2037, Ser.
2007-3, Class A18 224,651
198,710
6.000%,  4/25/2037, Ser.
2007-3, Class A33 149,767
1,093,309
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 865,770
CIM Trust
692,324
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
d,g
735,961
Citigroup Mortgage Loan Trust,
Inc.
1,242,528
3.914%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
d
1,209,359
Countrywide Alternative Loan Trust
451,858
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 446,701
566,037
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 522,053
559,672
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 523,456
270,098
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 149,673
208,398
7.000%,  10/25/2037, Ser.
2007-24, Class A10 115,578
Countrywide Home Loan
Mortgage Pass Through Trust
325,141
2.739%,  11/25/2035, Ser.
2005-22, Class 2A1
d
304,992
Credit Suisse First Boston
Mortgage Securities Corporation
117,779
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 117,882
Credit Suisse Mortgage Capital
Certificates
449,137
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
g,h
449,101
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
810,240
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 830,265
Eagle Re, Ltd.
300,782
1.949%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
d,g
298,820
Principal
Amount Long-Term Fixed Income (52.4%) Value
Collateralized Mortgage Obligations (8.9%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 1,862,946
3.000%,  5/15/2027, Ser.
4046, Class GI
k
$ 104,778
1,541,309
3.000%,  7/15/2027, Ser.
4084, Class NI
k
97,905
2,486,442
3.500%,  10/15/2032, Ser.
4119, Class KI
k
303,399
3,096,630
3.000%,  4/15/2033, Ser.
4203, Class DI
k
230,195
2,346,265
3.500%,  8/15/2035, Ser.
345, Class C8
k
254,669
Federal National Mortgage
Association - REMIC
1,470,204
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
81,631
2,134,956
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
106,433
3,583,996
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
176,014
5,021,926
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
318,313
2,904,499
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
154,992
1,414,916
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
76,311
3,691,497
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
201,575
1,095,224
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
67,415
6,040,898
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
333,110
2,128,696
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
121,679
2,918,659
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
145,535
1,593,287
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
174,997
First Horizon Alternative Mortgage
Securities Trust
286,540
3.181%,  7/25/2035, Ser.
2005-AA5, Class 2A1
d
282,309
FWD Securitization Trust
1,484,796
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
d,g
1,517,911
Genworth Mortgage Insurance
Corporation
725,000
2.049%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
d,g
719,191
GMAC Mortgage Corporation
Loan Trust
236,581
3.664%,  5/25/2035, Ser.
2005-AR2, Class 4A
d
228,638
62,872
0.649%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
d,l
71,965
68,556
3.494%,  9/19/2035, Ser.
2005-AR5, Class 5A1
d
61,937
Greenpoint Mortgage Funding
Trust
205,023
0.349%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
d
181,831

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
206
Principal
Amount Long-Term Fixed Income (52.4%) Value
Collateralized Mortgage Obligations (8.9%) -
continued
Home Equity Asset Trust
$ 1,012,643
1.469%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
d
$ 1,007,303
IndyMac INDA Mortgage Loan
Trust
2,536,604
3.118%,  8/25/2036, Ser.
2006-AR1, Class A1
d
2,375,219
IndyMac INDX Mortgage Loan
Trust
2,316,629
0.569%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
d
2,116,290
J.P. Morgan Alternative Loan Trust
574,420
3.710%,  3/25/2036, Ser.
2006-A1, Class 2A1
d
532,613
378,940
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 303,537
J.P. Morgan Mortgage Trust
439,536
3.122%,  7/25/2035, Ser.
2007-A1, Class 2A1
d
438,967
Legacy Mortgage Asset Trust
1,322,696
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
g
1,344,792
1,535,462
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
1,556,494
Lehman Mortgage Trust
80,865
6.000%,  1/25/2036, Ser.
2005-3, Class 2A7 88,331
Long Beach Mortgage Loan Trust
930,617
1.649%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
d
922,264
Master Asset Securitization Trust
706,047
0.649%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
d
170,967
Merrill Lynch Alternative Note
Asset Trust
338,437
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 222,649
Merrill Lynch Mortgage Investors
Trust
700,116
3.508%,  6/25/2035, Ser.
2005-A5, Class M1
d
384,514
MFA NQM1 Trust
938,664
2.300%,  8/25/2049, Ser.
2020-NQM1, Class A3
d,g
943,067
New Residential Mortgage Loan
Trust
627,456
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
g,h
628,310
New York Mortgage Trust
550,000
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
d,g
549,634
Oaktown Re II, Ltd.
154,915
1.699%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
d,g
154,458
Principal
Amount Long-Term Fixed Income (52.4%) Value
Collateralized Mortgage Obligations (8.9%) -
continued
Oaktown Re III, Ltd.
$ 103,337
1.549%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
d,g
$ 103,278
Preston Ridge Partners Mortgage
Trust, LLC
1,437,240
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
d,g
1,444,681
1,175,155
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
d,g
1,172,643
482,534
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
g,h
483,716
926,463
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
926,106
Pretium Mortgage Credit Partners,
LLC
1,040,626
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
g,h
1,043,114
Radnor RE, Ltd.
109,906
1.549%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
d,g
109,726
RCO Mortgage, LLC
848,782
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
848,766
591,946
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
d,g
600,392
Residential Accredit Loans, Inc.
Trust
544,868
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 543,450
313,050
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 311,450
257,356
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 248,353
815,231
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 771,871
274,623
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 267,238
Residential Asset Securitization
Trust
284,219
6.217%,  8/25/2022, Ser.
2007-A8, Class 3A1
d
207,022
1,345,564
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,404,489
Residential Funding Mortgage
Security I Trust
359,682
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 336,209
Sequoia Mortgage Trust
362,883
3.207%,  9/20/2046, Ser.
2007-1, Class 4A1
d
281,098
Silver Hill Trust
1,209,283
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
d,g
1,246,213
Stanwich Mortgage Loan Trust
619,724
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
618,676
Starwood Mortgage Residential
Trust
697,513
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
d,g
721,191

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
207
Principal
Amount Long-Term Fixed Income (52.4%) Value
Collateralized Mortgage Obligations (8.9%) -
continued
$ 1,375,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
d,g
$ 1,416,776
Structured Adjustable Rate
Mortgage Loan Trust
176,384
3.190%,  7/25/2035, Ser.
2005-15, Class 4A1
d
159,750
Structured Asset Mortgage
Investments, Inc.
422,225
0.459%,  (LIBOR 1M +
0.310%), 12/25/2035, Ser.
2005-AR4, Class A1
d
395,078
Toorak Mortgage Corporation
1,521,562
4.336%,  8/25/2021, Ser.
2018-1, Class A1
g,h
1,526,210
2,350,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
2,386,189
1,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
1,503,737
Vericrest Opportunity Loan
Transferee
459,836
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
g,h
458,911
1,000,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
g,h
974,091
3,700,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
g,h
3,661,427
2,200,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
g,h
2,179,175
286,031
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
g,h
286,572
Vericrest Opportunity Loan Trust
656,147
3.967%,  2/25/2049, Ser.
2019-NPL2, Class A1
g,h
657,202
Verus Securitization Trust
813,447
3.345%,  5/25/2059, Ser.
2019-2, Class A2
d,g
821,044
Wachovia Asset Securitization, Inc.
585,815
0.288%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
d,g,l
536,703
WaMu Mortgage Pass Through
Certificates
366,521
3.024%,  10/25/2036, Ser.
2006-AR12, Class 1A1
d
356,634
826,723
1.763%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
d
748,133
Washington Mutual Mortgage
Pass-Through Certificates
330,831
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 328,185
Wells Fargo Home Equity Trust
349,652
0.649%,  (LIBOR 1M +
0.500%), 4/25/2034, Ser.
2004-1, Class M1
d
339,372
Total 68,889,535
Commercial Mortgage-Backed Securities (0.4%)
BFLD Trust
1,100,000
1.848%,  (LIBOR 1M +
1.700%), 10/15/2025, Ser.
2020-EYP, Class B
d,g
1,099,999
Principal
Amount Long-Term Fixed Income (52.4%) Value
Commercial Mortgage-Backed Securities (0.4%)
- continued
Federal National Mortgage
Association - ACES
$ 21,961,279
1.344%,  2/25/2031, Ser.
2019-M21, Class X2
d,k
$ 2,296,302
Total 3,396,301
Communications Services (2.9%)
Altice France SA
270,000 5.500%,  1/15/2028
g
273,544
American Tower Corporation
184,000 3.375%,  5/15/2024 198,824
126,000 2.950%,  1/15/2025 135,758
136,000 4.400%,  2/15/2026 155,350
AT&T, Inc.
496,000 4.450%,  4/1/2024 553,526
Cable One, Inc.
140,000 4.000%,  11/15/2030
c,g
142,100
CCO Holdings, LLC
500,000 5.500%,  5/1/2026
g
520,000
360,000 5.125%,  5/1/2027
g
378,000
370,000 4.500%,  8/15/2030
g
384,337
270,000 4.250%,  2/1/2031
g
276,075
CCOH Safari, LLC
840,000 5.750%,  2/15/2026
g
870,794
Charter Communications
Operating, LLC
197,000 4.500%,  2/1/2024 217,953
271,000 4.908%,  7/23/2025 312,175
Comcast Corporation
118,000 3.700%,  4/15/2024 129,978
118,000 3.950%,  10/15/2025 135,197
Cox Communications, Inc.
186,000 2.950%,  6/30/2023
g
195,231
Crown Castle International
Corporation
124,000 4.450%,  2/15/2026 142,033
CSC Holdings, LLC
945,000 5.500%,  5/15/2026
g
981,619
60,000 5.500%,  4/15/2027
g
63,150
250,000 4.125%,  12/1/2030
g
254,195
320,000 4.625%,  12/1/2030
g
319,914
Deutsche Telekom International
Finance BV
127,000 2.485%,  9/19/2023
g
132,424
Discovery Communications, LLC
122,000 2.950%,  3/20/2023 128,462
Embarq Corporation
370,000 7.995%,  6/1/2036 433,825
Entercom Media Corporation
230,000 6.500%,  5/1/2027
g
200,118
Fox Corporation
242,000 4.030%,  1/25/2024 265,466
Front Range BidCo , Inc.
560,000 4.000%,  3/1/2027
g
549,637
Frontier Communications
Corporation
210,000 5.875%,  10/15/2027
g,j
213,937
GCI, LLC
270,000 4.750%,  10/15/2028
g
278,694

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
208
Principal
Amount Long-Term Fixed Income (52.4%) Value
Communications Services (2.9%) - continued
Gray Escrow, Inc.
$ 390,000 7.000%,  5/15/2027
g
$ 420,713
Gray Television, Inc.
60,000 5.875%,  7/15/2026
g
62,450
Hughes Satellite Systems
Corporation
140,000 6.625%,  8/1/2026 151,638
iHeartCommunications , Inc.
510,000 4.750%,  1/15/2028
g
487,050
Level 3 Financing, Inc.
500,000 5.250%,  3/15/2026 516,200
265,000 4.625%,  9/15/2027
g
270,300
480,000 4.250%,  7/1/2028
g
482,400
Meredith Corporation
370,000 6.500%,  7/1/2025
g
380,175
Netflix, Inc.
885,000 4.875%,  4/15/2028 995,360
Nexstar Escrow Corporation
460,000 5.625%,  7/15/2027
g
479,550
Nielsen Finance, LLC
120,000 5.625%,  10/1/2028
g
124,200
SBA Communications Corporation
280,000 3.875%,  2/15/2027
g
284,550
SFR Group SA
570,000 7.375%,  5/1/2026
g
594,938
Sirius XM Radio, Inc.
800,000 5.000%,  8/1/2027
g
838,000
370,000 4.125%,  7/1/2030
g
380,364
Sprint Capital Corporation
370,000 6.875%,  11/15/2028 467,588
190,000 8.750%,  3/15/2032 284,327
Sprint Corporation
540,000 7.250%,  9/15/2021 562,453
250,000 7.125%,  6/15/2024 287,550
905,000 7.625%,  2/15/2025 1,067,900
Telesat Canada / Telesat , LLC
310,000 4.875%,  6/1/2027
g
315,425
T-Mobile USA, Inc.
231,000 3.500%,  4/15/2025
g
253,086
250,000 4.500%,  2/1/2026 256,250
Univision Communications, Inc.
480,000 6.625%,  6/1/2027
g
485,400
VeriSign, Inc.
500,000 4.750%,  7/15/2027 530,000
Verizon Communications, Inc.
287,000 2.946%,  3/15/2022 296,986
252,000
1.380%,  (LIBOR 3M +
1.100%), 5/15/2025
d
258,151
Viacom, Inc.
178,000 4.250%,  9/1/2023 193,844
107,000 5.875%,  2/28/2057
d
108,070
ViaSat , Inc.
200,000 5.625%,  9/15/2025
g
201,190
Virgin Media Secured Finance plc
680,000 5.500%,  8/15/2026
g
707,438
Vodafone Group plc
189,000 3.750%,  1/16/2024 206,109
VTR Finance NV
170,000 6.375%,  7/15/2028
g
181,050
Principal
Amount Long-Term Fixed Income (52.4%) Value
Communications Services (2.9%) - continued
Walt Disney Company
$ 134,000 1.750%,  1/13/2026 $ 139,446
Ziggo BV
550,000 5.500%,  1/15/2027
g
570,625
Total 22,683,092
Consumer Cyclical (2.9%)
1011778 B.C., ULC
740,000 4.375%,  1/15/2028
g
749,250
Allied Universal Holdco, LLC
280,000 6.625%,  7/15/2026
g
292,950
Allison Transmission, Inc.
670,000 5.000%,  10/1/2024
g
675,996
Amazon.com, Inc.
136,000 0.800%,  6/3/2025 137,221
American Axle & Manufacturing,
Inc.
190,000 6.500%,  4/1/2027 191,425
American Honda Finance
Corporation
187,000 2.050%,  1/10/2023 193,373
135,000 0.650%,  9/8/2023 135,439
135,000 1.200%,  7/8/2025 136,358
BMW Finance NV
125,000 2.250%,  8/12/2022
g
128,698
Brookfield Property REIT, Inc.
150,000 5.750%,  5/15/2026
g
124,500
Brookfield Residential Properties,
Inc.
750,000 6.250%,  9/15/2027
g
768,525
Carnival Corporation
180,000 11.500%,  4/1/2023
g
198,900
190,000 10.500%,  2/1/2026
g
206,625
Cedar Fair, LP
310,000 5.250%,  7/15/2029 281,325
Colt Merger Sub, Inc.
570,000 6.250%,  7/1/2025
g
585,245
D.R. Horton, Inc.
188,000 2.550%,  12/1/2020 188,281
69,000 2.600%,  10/15/2025 73,607
Daimler Finance North America,
LLC
124,000 2.550%,  8/15/2022
g
127,929
Dana, Inc.
380,000 5.625%,  6/15/2028
j
398,886
Ford Motor Company
160,000 9.000%,  4/22/2025 188,200
90,000 9.625%,  4/22/2030 120,825
410,000 7.450%,  7/16/2031 488,412
Ford Motor Credit Company, LLC
880,000 4.063%,  11/1/2024 882,464
505,000 4.134%,  8/4/2025 501,622
General Motors Company
225,000 5.400%,  10/2/2023 248,845
General Motors Financial
Company, Inc.
174,000 4.375%,  9/25/2021 179,372
118,000 4.200%,  11/6/2021 121,811
116,000 3.150%,  6/30/2022 119,330
245,000 3.950%,  4/13/2024 261,675
199,000 2.900%,  2/26/2025 206,659

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
209
Principal
Amount Long-Term Fixed Income (52.4%) Value
Consumer Cyclical (2.9%) - continued
$ 135,000 2.750%,  6/20/2025 $ 139,337
150,000 5.700%,  9/30/2030
d,i
155,250
Hanesbrands, Inc.
540,000 4.875%,  5/15/2026
g
584,026
Harley-Davidson Financial
Services, Inc.
211,000 4.050%,  2/4/2022
g
217,974
Herc Holdings, Inc.
230,000 5.500%,  7/15/2027
g
236,469
Hilton Domestic Operating
Company, Inc.
140,000 5.125%,  5/1/2026 141,750
710,000 4.875%,  1/15/2030 730,412
Home Depot, Inc.
140,000 3.750%,  2/15/2024 153,583
Hyundai Capital America
189,000 3.000%,  6/20/2022
g
195,324
135,000 1.800%,  10/15/2025
g
134,656
International Game Technology plc
385,000 5.250%,  1/15/2029
g
381,150
KB Home
310,000 4.800%,  11/15/2029 334,800
Kohl's Corporation
176,000 9.500%,  5/15/2025 209,857
L Brands, Inc.
230,000 6.625%,  10/1/2030
g
241,500
Landry's, Inc.
280,000 6.750%,  10/15/2024
g
237,096
Lennar Corporation
66,000 4.125%,  1/15/2022 67,567
201,000 4.875%,  12/15/2023 217,733
870,000 4.500%,  4/30/2024 937,534
67,000 5.875%,  11/15/2024 75,207
Lowe's Companies, Inc.
140,000 4.000%,  4/15/2025 158,678
Marriott International, Inc.
271,000 3.750%,  10/1/2025 278,537
Mattamy Group Corporation
630,000 5.250%,  12/15/2027
g
666,225
McDonald's Corporation
248,000 3.350%,  4/1/2023 264,029
MGM Resorts International
190,000 6.000%,  3/15/2023 197,125
450,000 5.750%,  6/15/2025 467,438
Nissan Motor Company, Ltd.
135,000 3.043%,  9/15/2023
g
136,989
Norwegian Cruise Line Holdings,
Ltd.
180,000 10.250%,  2/1/2026
g
184,950
Prime Security Services Borrower,
LLC
750,000 5.750%,  4/15/2026
g
798,750
140,000 3.375%,  8/31/2027
g
135,100
Ralph Lauren Corporation
136,000 1.700%,  6/15/2022 138,736
Royal Caribbean Cruises, Ltd.
190,000 9.125%,  6/15/2023
g
197,838
140,000 11.500%,  6/1/2025
g
160,125
Scientific Games International, Inc.
360,000 5.000%,  10/15/2025
g
361,350
Principal
Amount Long-Term Fixed Income (52.4%) Value
Consumer Cyclical (2.9%) - continued
ServiceMaster Company, LLC
$ 690,000 5.125%,  11/15/2024
g
$ 708,285
Six Flags Entertainment
Corporation
200,000 5.500%,  4/15/2027
g,j
186,060
Six Flags Theme Parks, Inc.
170,000 7.000%,  7/1/2025
g
179,988
Staples, Inc.
510,000 7.500%,  4/15/2026
g
476,850
Target Corporation
140,000 2.250%,  4/15/2025 149,431
TJX Companies, Inc.
141,000 3.500%,  4/15/2025 156,587
Toyota Motor Credit Corporation
271,000 0.800%,  10/16/2025 270,639
VF Corporation
152,000 2.050%,  4/23/2022 155,535
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
g
219,641
68,000 3.350%,  5/13/2025
g
73,924
Wyndham Destinations, Inc.
230,000 6.625%,  7/31/2026
g
244,709
Wyndham Hotels & Resorts, Inc.
140,000 4.375%,  8/15/2028
g
139,149
Yum! Brands, Inc.
600,000 4.750%,  1/15/2030
g
643,626
ZF North America Capital, Inc.
190,000 4.750%,  4/29/2025
g
196,650
Total 22,251,917
Consumer Non-Cyclical (3.2%)
Abbott Laboratories
234,000 2.550%,  3/15/2022 241,071
123,000 3.400%,  11/30/2023 133,370
AbbVie, Inc.
117,000 2.900%,  11/6/2022 122,511
246,000 2.300%,  11/21/2022
g
254,861
126,000 2.800%,  3/15/2023
g
131,527
555,000 3.600%,  5/14/2025 615,104
Albertson's Companies, Inc.
570,000 3.500%,  3/15/2029
g
552,957
170,000 4.875%,  2/15/2030
g
180,557
Altria Group, Inc.
204,000 3.800%,  2/14/2024 222,055
124,000 4.400%,  2/14/2026 142,943
Amgen, Inc.
201,000 1.900%,  2/21/2025 209,284
Anheuser-Busch Companies, LLC
124,000 3.650%,  2/1/2026 138,998
Anheuser-Busch InBev Worldwide,
Inc.
178,000 4.150%,  1/23/2025 201,886
Anthem, Inc.
210,000 2.375%,  1/15/2025 222,730
Aramark Services, Inc.
180,000 6.375%,  5/1/2025
g
188,798
AstraZeneca plc
135,000 0.700%,  4/8/2026 132,999

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
210
Principal
Amount Long-Term Fixed Income (52.4%) Value
Consumer Non-Cyclical (3.2%) - continued
BAT Capital Corporation
$ 178,000 3.222%,  8/15/2024 $ 190,976
BAT International Finance plc
135,000 1.668%,  3/25/2026 135,530
Bausch Health Companies, Inc.
90,000 5.000%,  1/30/2028
g
88,954
Bayer U.S. Finance II, LLC
225,000 3.500%,  6/25/2021
g
228,876
Boston Scientific Corporation
280,000 3.450%,  3/1/2024 302,240
Bristol-Myers Squibb Company
178,000 3.625%,  5/15/2024 195,208
Bunge, Ltd. Finance Corporation
160,000 3.500%,  11/24/2020 160,283
162,000 1.630%,  8/17/2025 163,194
Cargill, Inc.
141,000 1.375%,  7/23/2023
g
144,175
Centene Corporation
210,000 4.750%,  1/15/2025 215,775
200,000 5.375%,  8/15/2026
g
211,500
190,000 4.250%,  12/15/2027 199,975
280,000 4.625%,  12/15/2029 304,846
570,000 3.000%,  10/15/2030 591,918
Central Garden & Pet Company
330,000 4.125%,  10/15/2030 333,713
Cigna Corporation
235,000 4.125%,  11/15/2025 268,899
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 131,711
Constellation Brands, Inc.
252,000 4.250%,  5/1/2023 274,099
CVS Health Corporation
117,000 2.750%,  12/1/2022 121,824
165,000 3.700%,  3/9/2023 176,613
252,000 4.100%,  3/25/2025 284,266
DaVita, Inc.
430,000 4.625%,  6/1/2030
g
437,372
Diageo Capital plc
161,000 1.375%,  9/29/2025 164,850
Edgewell Personal Care Company
180,000 5.500%,  6/1/2028
g
189,176
Encompass Health Corporation
565,000 4.500%,  2/1/2028 578,628
Energizer Holdings, Inc.
600,000 4.375%,  3/31/2029
g
605,700
General Mills, Inc.
126,000 3.700%,  10/17/2023 137,194
126,000 3.650%,  2/15/2024 138,123
H. J. Heinz Company
90,000 5.200%,  7/15/2045 99,354
HCA, Inc.
1,340,000 5.375%,  2/1/2025 1,483,822
HLF Financing SARL, LLC
280,000 7.250%,  8/15/2026
g
288,224
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
g
134,373
JBS USA, LLC
355,000 5.750%,  6/15/2025
g
364,940
260,000 5.500%,  1/15/2030
g
282,750
Principal
Amount Long-Term Fixed Income (52.4%) Value
Consumer Non-Cyclical (3.2%) - continued
Kash N Karry Food Stores, Inc.
$ 290,000 5.625%,  10/15/2028
g
$ 295,452
Kellogg Company
254,000 3.125%,  5/17/2022 264,190
Kraft Foods Group, Inc.
440,000 5.000%,  6/4/2042 481,975
Kraft Heinz Foods Company
640,000 4.625%,  1/30/2029 713,305
670,000 3.750%,  4/1/2030
g
703,139
80,000 4.250%,  3/1/2031
g
86,703
Kroger Company
122,000 2.800%,  8/1/2022 126,572
Medtronic, Inc.
48,000 3.500%,  3/15/2025 53,929
Molina Healthcare, Inc.
330,000 4.375%,  6/15/2028
g
338,250
Mondelez International Holdings
Netherlands BV
180,000 2.000%,  10/28/2021
g
182,602
Mondelez International, Inc.
77,000 2.125%,  4/13/2023 79,804
MPH Acquisition Holdings, LLC
280,000 5.750%,  11/1/2028
g
274,400
Mylan NV
173,000 3.150%,  6/15/2021 175,505
Mylan, Inc.
127,000 4.200%,  11/29/2023 139,062
Novartis Capital Corporation
133,000 1.750%,  2/14/2025 139,075
Par Pharmaceutical, Inc.
360,000 7.500%,  4/1/2027
g
381,600
PepsiCo, Inc.
206,000 2.250%,  3/19/2025 219,475
Pernod Ricard SA
130,000 5.750%,  4/7/2021
g
132,906
Philip Morris International, Inc.
215,000 1.500%,  5/1/2025 221,192
Pilgrim's Pride Corporation
500,000 5.875%,  9/30/2027
g
528,190
QBE Insurance Group, Ltd.
156,000 5.875%,  5/12/2025
d,g,i
166,530
Reynolds American, Inc.
126,000 4.850%,  9/15/2023 140,910
Royalty Pharma plc
136,000 1.200%,  9/2/2025
g
135,301
Scotts Miracle- Gro Company
410,000 4.500%,  10/15/2029 435,625
Shire Acquisitions Investments
Ireland Designated Activity
Company
63,000 2.400%,  9/23/2021 64,016
Simmons Foods, Inc.
285,000 5.750%,  11/1/2024
g
282,506
Spectrum Brands, Inc.
170,000 5.750%,  7/15/2025 174,888
180,000 5.000%,  10/1/2029
g
190,800
140,000 5.500%,  7/15/2030
g
149,800
Sysco Corporation
273,000 5.650%,  4/1/2025 321,800

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
211
Principal
Amount Long-Term Fixed Income (52.4%) Value
Consumer Non-Cyclical (3.2%) - continued
Teleflex, Inc.
$ 480,000 4.625%,  11/15/2027 $ 506,172
Tenet Healthcare Corporation
280,000 4.625%,  7/15/2024 284,733
620,000 5.125%,  11/1/2027
g
638,414
Teva Pharmaceutical Finance
Netherlands III BV
43,000 2.200%,  7/21/2021 42,330
450,000 2.800%,  7/21/2023 426,789
Thermo Fisher Scientific, Inc.
138,000 4.133%,  3/25/2025 156,821
Upjohn, Inc.
135,000 1.650%,  6/22/2025
g
137,833
VRX Escrow Corporation
1,450,000 6.125%,  4/15/2025
g
1,490,600
Zoetis, Inc.
189,000 3.250%,  2/1/2023 199,151
Total 24,803,077
Energy (2.6%)
Antero Resources Corporation
80,000 5.625%,  6/1/2023 67,200
255,000 5.000%,  3/1/2025 191,250
Apache Corporation
170,000 4.875%,  11/15/2027 159,545
315,000 4.375%,  10/15/2028
j
289,516
220,000 5.100%,  9/1/2040 201,963
Archrock Partners, LP
390,000 6.250%,  4/1/2028
g
376,350
BP Capital Markets America, Inc.
490,000 2.520%,  9/19/2022 508,035
141,000 2.937%,  4/6/2023 148,907
BP Capital Markets plc
156,000 4.875%,  3/22/2030
d,i
163,800
Buckeye Partners, LP
540,000 3.950%,  12/1/2026 500,850
210,000 4.125%,  12/1/2027 197,400
Canadian Natural Resources, Ltd.
120,000 2.950%,  1/15/2023 124,402
136,000 2.050%,  7/15/2025 137,519
Canadian Oil Sands, Ltd.
125,000 9.400%,  9/1/2021
g
131,472
Cenovus Energy, Inc.
120,000 5.375%,  7/15/2025 126,450
Cheniere Energy Partners, LP
885,000 5.625%,  10/1/2026 907,125
Chevron Corporation
69,000 1.141%,  5/11/2023 70,219
136,000 1.554%,  5/11/2025 140,352
Comstock Resources, Inc.
200,000 9.750%,  8/15/2026 210,750
Continental Resources, Inc.
284,000 5.000%,  9/15/2022 279,740
184,000 4.500%,  4/15/2023 176,202
Devon Energy Corporation
135,000 5.850%,  12/15/2025 150,679
Diamondback Energy, Inc.
123,000 2.875%,  12/1/2024 124,518
Enagas SA
730,000 5.500%,  1/15/2028
g
670,863
Principal
Amount Long-Term Fixed Income (52.4%) Value
Energy (2.6%) - continued
Enbridge, Inc.
$ 120,000 2.900%,  7/15/2022 $ 124,309
459,000 6.250%,  3/1/2078
d
464,417
Endeavor Energy Resources, LP
120,000 5.500%,  1/30/2026
g
120,600
330,000 5.750%,  1/30/2028
g
342,375
Energy Transfer Operating, LP
126,000 4.200%,  9/15/2023 132,774
252,000 5.875%,  1/15/2024 275,578
143,000 6.625%,  2/15/2028
d,i
101,530
EnLink Midstream Partners, LP
290,000 4.850%,  7/15/2026 247,501
380,000 5.600%,  4/1/2044 234,650
Enterprise Products Operating,
LLC
355,000 4.875%,  8/16/2077
d
317,755
EOG Resources, Inc.
160,000 2.625%,  3/15/2023 167,296
EQM Midstream Partners, LP
320,000 6.500%,  7/1/2027
g
335,614
150,000 5.500%,  7/15/2028 151,913
140,000 6.500%,  7/15/2048 132,458
EQT Corporation
480,000 3.900%,  10/1/2027 460,954
Equinor ASA
139,000 2.875%,  4/6/2025 150,238
Exxon Mobil Corporation
227,000 1.571%,  4/15/2023 233,231
135,000 2.992%,  3/19/2025 146,827
Harvest Midstream, LP
250,000 7.500%,  9/1/2028
g
248,125
Hess Corporation
92,000 3.500%,  7/15/2024 94,632
Hess Midstream Operations, LP
230,000 5.625%,  2/15/2026
g
230,000
Kinder Morgan Energy Partners,
LP
234,000 3.450%,  2/15/2023 245,614
Marathon Petroleum Corporation
126,000 4.750%,  12/15/2023 138,376
MPLX, LP
175,000 4.500%,  7/15/2023 188,940
162,000 1.750%,  3/1/2026 161,093
Murphy Oil Corporation
255,000 5.875%,  12/1/2027 201,215
National Fuel Gas Company
136,000 5.500%,  1/15/2026 148,802
Newfield Exploration Company
202,000 5.625%,  7/1/2024 195,425
Noble Energy, Inc.
217,000 3.900%,  11/15/2024 239,752
NuStar Logistics, LP
340,000 5.750%,  10/1/2025 342,322
Occidental Petroleum Corporation
256,000 2.700%,  8/15/2022 236,736
170,000 3.450%,  7/15/2024 137,700
540,000 2.900%,  8/15/2024 449,550
180,000 3.400%,  4/15/2026 140,792
175,000 8.500%,  7/15/2027 167,125
340,000 3.500%,  8/15/2029 245,296
190,000 6.450%,  9/15/2036 153,900

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
212
Principal
Amount Long-Term Fixed Income (52.4%) Value
Energy (2.6%) - continued
$ 470,000 4.400%,  4/15/2046 $ 315,943
ONEOK, Inc.
67,000 2.200%,  9/15/2025 65,936
Parsley Energy, LLC
320,000 5.625%,  10/15/2027
g
340,400
Plains All American Pipeline, LP
307,000 6.125%,  11/15/2022
d,i
189,573
63,000 2.850%,  1/31/2023 63,884
64,000 3.600%,  11/1/2024 65,713
135,000 4.650%,  10/15/2025 143,997
QEP Resources, Inc.
190,000 5.625%,  3/1/2026 120,650
Range Resources Corporation
140,000 9.250%,  2/1/2026
g
148,400
Sabine Pass Liquefaction, LLC
117,000 6.250%,  3/15/2022 123,648
117,000 5.625%,  4/15/2023 127,774
Schlumberger Finance Canada,
Ltd.
135,000 1.400%,  9/17/2025 136,775
Shell International Finance BV
139,000 2.375%,  4/6/2025 148,291
Southwestern Energy Company
495,000 7.500%,  4/1/2026
j
503,811
Suncor Energy, Inc.
135,000 3.100%,  5/15/2025 144,155
Sunoco Logistics Partners
Operations, LP
160,000 4.400%,  4/1/2021 161,959
Sunoco, LP
315,000 5.875%,  3/15/2028 326,813
Targa Resources Partners, LP
240,000 5.375%,  2/1/2027 241,200
Transocean Guardian, Ltd.
210,600 5.875%,  1/15/2024
g
128,466
USA Compression Partners, LP
140,000 6.875%,  4/1/2026 138,825
W&T Offshore, Inc.
270,000 9.750%,  11/1/2023
g
175,500
Western Gas Partners, LP
120,000 4.000%,  7/1/2022 120,000
Western Midstream Operating, LP
150,000 6.250%,  2/1/2050 137,783
260,000 4.100%,  2/1/2025 244,951
270,000 3.950%,  6/1/2025 250,595
Williams Partners, LP
250,000 4.000%,  11/15/2021 256,258
198,000 4.500%,  11/15/2023 216,505
WPX Energy, Inc.
135,000 5.250%,  9/15/2024 140,063
200,000 5.250%,  10/15/2027 200,582
170,000 4.500%,  1/15/2030 163,200
Total 19,702,172
Financials (6.9%)
ACE INA Holdings, Inc.
160,000 2.875%,  11/3/2022 167,225
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
110,000 3.150%,  2/15/2024 109,279
Principal
Amount Long-Term Fixed Income (52.4%) Value
Financials (6.9%) - continued
$ 124,000 3.500%,  1/15/2025 $ 122,192
150,000 6.500%,  7/15/2025 165,075
Air Lease Corporation
235,000 2.500%,  3/1/2021 236,512
Aircastle , Ltd.
168,000 5.000%,  4/1/2023 171,262
Ally Financial, Inc.
203,000 1.450%,  10/2/2023 204,859
470,000 5.750%,  11/20/2025 534,111
American Express Company
127,000 3.700%,  8/3/2023 137,865
124,000 3.400%,  2/22/2024 134,569
American International Group, Inc.
68,000 2.500%,  6/30/2025 72,972
Athene Global Funding
187,000 4.000%,  1/25/2022
g
193,740
Australia and New Zealand
Banking Group, Ltd.
230,000 2.950%,  7/22/2030
d,g
238,615
Aviation Capital Group, LLC
122,000 5.500%,  12/15/2024
g
127,019
Avolon Holdings Funding, Ltd.
62,000 5.250%,  5/15/2024
g
63,242
BAC Capital Trust XIV
138,000
4.000%,  (LIBOR 3M +
0.400%), 11/18/2020
d,i
133,107
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
g
97,441
Banco Santander SA
200,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
d
201,028
Bank of America Corporation
237,000 3.004%,  12/20/2023
d
248,594
373,000 3.550%,  3/5/2024
d
397,399
293,000 5.125%,  6/20/2024
d,i
300,740
585,000 3.864%,  7/23/2024
d
633,682
285,000 4.200%,  8/26/2024 317,620
711,000 6.250%,  9/5/2024
d,i
773,213
204,000 0.810%,  10/24/2024
d
204,184
124,000 3.458%,  3/15/2025
d
134,200
150,000 6.100%,  3/17/2025
d,i
165,587
339,000 1.319%,  6/19/2026
d
340,676
271,000 1.197%,  10/24/2026
d
271,226
306,000 5.875%,  3/15/2028
d,i
328,938
Bank of Montreal
378,000 3.300%,  2/5/2024 408,172
Bank of New York Mellon
Corporation
234,000 2.600%,  2/7/2022 240,367
140,000 1.600%,  4/24/2025 145,070
78,000 4.700%,  9/20/2025
d,i
83,460
Bank of Nova Scotia
247,000 2.375%,  1/18/2023 257,031
133,000 1.950%,  2/1/2023 137,445
96,000 1.625%,  5/1/2023 98,582
234,000 4.900%,  6/4/2025
d,i
244,249
Barclays plc
225,000 4.610%,  2/15/2023
d
235,684
299,000 4.338%,  5/16/2024
d
321,590
152,000 8.000%,  6/15/2024
d,i
163,020
78,000 4.375%,  9/11/2024 84,624
162,000 2.852%,  5/7/2026
d
169,882

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
213
Principal
Amount Long-Term Fixed Income (52.4%) Value
Financials (6.9%) - continued
BB&T Corporation
$ 127,000 2.500%,  8/1/2024 $ 135,320
BNP Paribas SA
156,000 7.625%,  3/30/2021
d,g,i
157,950
149,000 2.819%,  11/19/2025
d,g
157,625
BPCE SA
126,000 3.000%,  5/22/2022
g
130,473
133,000 2.375%,  1/14/2025
g
138,948
Camden Property Trust
126,000 4.875%,  6/15/2023 137,775
Canadian Imperial Bank of
Commerce
133,000 2.250%,  1/28/2025 140,129
CANPACK SA / Eastern PA Land
Investment Holding, LLC
360,000 3.125%,  11/1/2025
g
364,500
Capital One Bank USA NA
189,000 3.375%,  2/15/2023 200,104
199,000 2.280%,  1/28/2026
d
206,368
Capital One Financial Corporation
354,000 3.050%,  3/9/2022 365,561
Cascades USA, Inc.
380,000 5.125%,  1/15/2026
g
397,100
Central Fidelity Capital Trust I
310,000
1.237%,  (LIBOR 3M +
1.000%), 4/15/2027
d
289,615
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
d,i
657,000
CIT Group, Inc.
565,000 4.750%,  2/16/2024 607,375
Citigroup, Inc.
116,000 2.750%,  4/25/2022 119,742
491,000 2.312%,  11/4/2022
d
499,997
244,000 3.142%,  1/24/2023
d
251,437
300,000 5.950%,  1/30/2023
d,i
310,155
276,000 5.000%,  9/12/2024
d,i
277,188
444,000 4.700%,  1/30/2025
d,i
435,009
373,000 3.352%,  4/24/2025
d
402,630
138,000 5.950%,  5/15/2025
d,i
144,624
332,000 5.500%,  9/13/2025 393,560
CNA Financial Corporation
145,000 3.950%,  5/15/2024 160,064
Comerica, Inc.
78,000 5.625%,  7/1/2025
d,i
83,265
Compass Bank
250,000 3.500%,  6/11/2021 254,018
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
232,000 3.950%,  11/9/2022 247,315
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
d,g
135,917
Corporate Office Properties, LP
135,000 2.250%,  3/15/2026 136,581
Credit Acceptance Corporation
280,000 5.125%,  12/31/2024
g
280,000
Credit Agricole SA
116,000 3.375%,  1/10/2022
g
119,763
156,000 8.125%,  12/23/2025
d,g,i
183,050
135,000 1.907%,  6/16/2026
d,g
138,280
Credit Suisse AG
250,000 2.800%,  4/8/2022 258,740
Principal
Amount Long-Term Fixed Income (52.4%) Value
Financials (6.9%) - continued
Credit Suisse Group AG
$ 207,000 7.500%,  12/11/2023
d,g,i
$ 224,595
122,000 2.593%,  9/11/2025
d,g
127,910
250,000 2.193%,  6/5/2026
d,g
258,023
Credit Suisse Group Funding
(Guernsey), Ltd.
350,000 3.800%,  9/15/2022 370,120
Dai-ichi Life Insurance Company,
Ltd.
350,000 5.100%,  10/28/2024
d,g,i
389,375
Danske Bank AS
200,000 5.000%,  1/12/2023
d,g
208,667
Deutsche Bank AG
271,000 2.222%,  9/18/2024
d
273,992
200,000 6.000%,  10/30/2025
d,i
178,000
Deutsche Bank AG of New York
123,000 3.950%,  2/27/2023 129,554
Digital Realty Trust, LP
185,000 2.750%,  2/1/2023 193,440
Discover Bank
126,000 4.200%,  8/8/2023 138,090
183,000 2.450%,  9/12/2024 192,474
ESH Hospitality, Inc.
260,000 5.250%,  5/1/2025
g
260,000
140,000 4.625%,  10/1/2027
g
137,200
Fidelity National Financial, Inc.
184,000 5.500%,  9/1/2022 198,898
Fifth Third Bancorp
175,000 2.600%,  6/15/2022 180,810
124,000 3.650%,  1/25/2024 135,040
148,000 4.500%,  9/30/2025
d,i
149,480
First Horizon National Corporation
163,000 3.550%,  5/26/2023 171,619
Five Corners Funding Trust
275,000 4.419%,  11/15/2023
g
304,593
FNB Corporation
268,000 2.200%,  2/24/2023 270,689
GE Capital Funding, LLC
200,000 3.450%,  5/15/2025
g
213,711
General Electric Capital
Corporation
247,000 3.100%,  1/9/2023 258,989
Goldman Sachs Group, Inc.
409,000
4.165%,  (LIBOR 3M +
3.922%), 12/3/2020
d,i
402,865
234,000 3.000%,  4/26/2022 236,888
187,000 2.876%,  10/31/2022
d
191,441
120,000
1.298%,  (LIBOR 3M +
1.050%), 6/5/2023
d
120,976
248,000 3.625%,  2/20/2024 269,532
295,000 5.500%,  8/10/2024
d,i
316,388
141,000 3.500%,  4/1/2025 155,225
185,000 3.272%,  9/29/2025
d
200,586
203,000 4.250%,  10/21/2025 230,648
Hartford Financial Services Group,
Inc.
116,000
2.405%,  (LIBOR 3M +
2.125%), 2/12/2047
d,g
101,216
HCP, Inc.
132,000 4.250%,  11/15/2023 144,711
Hospitality Properties Trust
150,000 4.250%,  2/15/2021 148,125

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
214
Principal
Amount Long-Term Fixed Income (52.4%) Value
Financials (6.9%) - continued
HSBC Holdings plc
$ 234,000 6.875%,  6/1/2021
d,i
$ 237,456
225,000 3.803%,  3/11/2025
d
243,591
204,000 6.375%,  3/30/2025
d,i
212,415
148,000 2.633%,  11/7/2025
d
155,072
162,000 1.645%,  4/18/2026
d
162,399
136,000 6.500%,  3/23/2028
d,i
145,588
Huntington Bancshares, Inc.
200,000 3.150%,  3/14/2021 201,621
226,000 4.450%,  10/15/2027
d,i
224,870
Icahn Enterprises, LP
235,000 6.750%,  2/1/2024 239,771
565,000 6.375%,  12/15/2025 579,131
ILFC E-Capital Trust II
207,000
3.230%,  (H15T30Y +
1.800%), 12/21/2065
d,g
114,885
ING Groep NV
225,000 4.100%,  10/2/2023 247,054
Intercontinental Exchange, Inc.
136,000 0.700%,  6/15/2023 136,787
Iron Mountain, Inc.
425,000 4.875%,  9/15/2027
g
432,438
J.P. Morgan Chase & Company
300,000 2.776%,  4/25/2023
d
310,348
305,000 3.375%,  5/1/2023 325,722
380,000 5.150%,  5/1/2023
d,i
380,841
150,000 6.000%,  8/1/2023
d,i
153,375
231,000
1.445%,  (LIBOR 3M +
1.230%), 10/24/2023
d
234,862
156,000 6.750%,  2/1/2024
d,i
170,564
208,000 1.514%,  6/1/2024
d
212,496
576,000 5.000%,  8/1/2024
d,i
576,000
259,000 3.875%,  9/10/2024 286,723
560,000 4.023%,  12/5/2024
d
616,333
444,000 4.600%,  2/1/2025
d,i
437,784
145,000 2.083%,  4/22/2026
d
151,611
KeyBank NA
335,000 1.250%,  3/10/2023 341,829
Kilroy Realty, LP
152,000 4.375%,  10/1/2025 168,156
Liberty Mutual Group, Inc.
54,000 5.000%,  6/1/2021
g
55,433
Lincoln National Corporation
135,000
2.638%,  (LIBOR 3M +
2.358%), 5/17/2066
d
95,850
Lloyds Banking Group plc
247,000 3.000%,  1/11/2022 253,835
183,000 2.858%,  3/17/2023
d
188,203
225,000 3.900%,  3/12/2024 244,827
152,000 7.500%,  6/27/2024
d,i
160,360
270,000 6.657%,  5/21/2037
d,g,i
327,038
MetLife, Inc.
150,000 3.850%,  9/15/2025
d,i
150,429
300,000 5.875%,  3/15/2028
d,i
332,562
MGM Growth Properties Operating
Partnership, LP
370,000 4.625%,  6/15/2025
g
376,830
Mitsubishi UFJ Financial Group,
Inc.
117,000 2.998%,  2/22/2022 120,858
187,000 2.623%,  7/18/2022 193,887
250,000 3.455%,  3/2/2023 267,042
Principal
Amount Long-Term Fixed Income (52.4%) Value
Financials (6.9%) - continued
$ 124,000 3.407%,  3/7/2024 $ 134,227
162,000 1.412%,  7/17/2025 164,589
Mizuho Financial Group, Inc.
187,000 2.721%,  7/16/2023
d
193,407
200,000 2.226%,  5/25/2026
d
207,651
Morgan Stanley
232,000 5.500%,  7/28/2021 240,729
116,000 2.750%,  5/19/2022 120,137
150,000 4.875%,  11/1/2022 162,232
250,000 3.125%,  1/23/2023 264,193
247,000 4.100%,  5/22/2023 267,424
124,000 2.720%,  7/22/2025
d
132,244
294,000 2.188%,  4/28/2026
d
307,921
MPT Operating Partnership, LP
370,000 5.250%,  8/1/2026 383,875
380,000 4.625%,  8/1/2029 397,860
National Australia Bank, Ltd.
199,000 1.875%,  12/13/2022 205,197
National Bank of Canada
199,000 2.100%,  2/1/2023 205,701
National Securities Clearing
Corporation
139,000 1.200%,  4/23/2023
g
141,553
Natwest Group plc
126,000 6.125%,  12/15/2022 137,935
126,000 6.100%,  6/10/2023 139,365
Nippon Life Insurance Company
300,000 5.100%,  10/16/2044
d,g
335,250
222,000 3.400%,  1/23/2050
d,g
238,239
Nomura Holdings, Inc.
159,000 2.648%,  1/16/2025 167,588
Nordea Bank Abp
200,000 6.625%,  3/26/2026
d,g,i
223,750
Outfront Media Cap, LLC
210,000 4.625%,  3/15/2030
g
192,938
Park Aerospace Holdings, Ltd.
62,000 4.500%,  3/15/2023
g
62,617
PayPal Holdings, Inc.
135,000 1.650%,  6/1/2025 139,722
PNC Financial Services Group,
Inc.
126,000 3.500%,  1/23/2024 137,086
Provident Financing Trust I
78,000 7.405%,  3/15/2038 88,782
Prudential Financial, Inc.
440,000 5.625%,  6/15/2043
d
469,100
435,000 5.200%,  3/15/2044
d
455,922
75,000 3.700%,  10/1/2050
d
76,688
Quicken Loans, LLC
220,000 3.625%,  3/1/2029
g
216,700
220,000 3.875%,  3/1/2031
g
216,425
Regions Financial Corporation
126,000 3.800%,  8/14/2023 137,007
156,000 5.750%,  6/15/2025
d,i
167,115
Reinsurance Group of America,
Inc.
175,000 4.700%,  9/15/2023 193,583
Royal Bank of Canada
145,000 1.600%,  4/17/2023 149,104
124,000 2.250%,  11/1/2024 131,139

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
215
Principal
Amount Long-Term Fixed Income (52.4%) Value
Financials (6.9%) - continued
Royal Bank of Scotland Group plc
$ 156,000 8.625%,  8/15/2021
d,i
$ 161,009
230,000 4.269%,  3/22/2025
d
251,804
99,000 3.754%,  11/1/2029
d
102,835
Santander Holdings USA, Inc.
137,000 3.450%,  6/2/2025 147,699
Santander UK Group Holdings plc
253,000 2.875%,  8/5/2021 257,529
Santander UK plc
199,000 2.100%,  1/13/2023 205,400
Service Properties Trust
230,000 4.500%,  6/15/2023 221,375
300,000 4.750%,  10/1/2026 256,500
Simon Property Group, LP
225,000 2.500%,  7/15/2021 227,159
267,000 2.000%,  9/13/2024 275,440
Societe Generale SA
148,000 2.625%,  10/16/2024
g
153,918
156,000 8.000%,  9/29/2025
d,g,i
175,299
Springleaf Finance Corporation
80,000 6.875%,  3/15/2025 88,000
380,000 7.125%,  3/15/2026 421,367
250,000 6.625%,  1/15/2028 273,403
Standard Chartered plc
187,000 2.744%,  9/10/2022
d,g
189,828
203,000 1.319%,  10/14/2023
d,g
203,459
State Street Corporation
141,000 2.825%,  3/30/2023
d,g
145,750
125,000 2.354%,  11/1/2025
d
132,349
Sumitomo Mitsui Financial Group,
Inc.
116,000 2.784%,  7/12/2022 120,530
496,000 2.778%,  10/18/2022 517,913
148,000 2.448%,  9/27/2024 156,202
Sumitomo Mitsui Trust Bank, Ltd.
135,000 1.050%,  9/12/2025
g
134,948
Synchrony Financial
127,000 2.850%,  7/25/2022 131,026
141,000 4.250%,  8/15/2024 154,263
Synovus Bank
250,000 2.289%,  2/10/2023
d
253,274
Toronto-Dominion Bank
124,000 3.250%,  3/11/2024 134,391
Truist Bank
203,000 1.500%,  3/10/2025 208,604
Truist Financial Corporation
351,000 4.950%,  9/1/2025
d,i
372,060
UBS Group AG
162,000 1.364%,  1/30/2027
d,g
161,519
USB Realty Corporation
276,000
1.384%,  (LIBOR 3M +
1.147%), 1/15/2022
d,g,i
214,038
Ventas Realty, LP
126,000 3.100%,  1/15/2023 132,153
126,000 3.750%,  5/1/2024 135,665
VEREIT Operating Partnership, LP
134,000 4.625%,  11/1/2025 148,745
VICI Properties, LP / VICI Note
Company, Inc.
140,000 4.250%,  12/1/2026
g
142,359
90,000 3.750%,  2/15/2027
g
90,225
Principal
Amount Long-Term Fixed Income (52.4%) Value
Financials (6.9%) - continued
$ 140,000 4.625%,  12/1/2029
g
$ 145,461
90,000 4.125%,  8/15/2030
g
91,125
Wachovia Capital Trust II
100,000
0.737%,  (LIBOR 3M +
0.500%), 1/15/2027
d
91,561
Wells Fargo & Company
120,000 2.100%,  7/26/2021 121,570
122,000 2.625%,  7/22/2022 126,372
252,000 4.125%,  8/15/2023 275,067
200,000
1.444%,  (LIBOR 3M +
1.230%), 10/31/2023
d
202,709
121,000 3.750%,  1/24/2024 131,347
250,000 1.654%,  6/2/2024
d
255,511
245,000 2.406%,  10/30/2025
d
257,451
224,000 2.188%,  4/30/2026
d
232,875
Westpac Banking Corporation
133,000 2.000%,  1/13/2023 137,637
133,000 2.894%,  2/4/2030
d
137,088
Total 53,592,079
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
163,000 2.150%,  5/13/2025
g
168,022
Total 168,022
Mortgage-Backed Securities (14.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
6,426,649 3.000%,  3/25/2050 6,722,207
3,536,960 3.000%,  4/1/2050 3,699,626
2,318,599 3.500%,  7/1/2047 2,457,371
Federal National Mortgage
Association
1,198,939 4.500%,  5/1/2048 1,297,348
2,166,800 3.500%,  10/1/2048 2,289,851
1,484,829 3.500%,  6/1/2049 1,571,054
2,441,691 3.500%,  8/1/2049 2,589,169
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
6,152,000 1.500%,  11/1/2035
c
6,278,885
9,400,000 2.000%,  11/1/2035
c
9,746,625
5,200,000 2.500%,  11/1/2035
c
5,402,617
9,924,000 2.000%,  12/1/2035
c
10,277,543
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,000,000 2.500%,  11/1/2050
c
6,251,484
21,850,000 2.000%,  12/1/2050
c
22,477,334
25,131,000 2.500%,  12/1/2050
c
26,143,112
3,556,982 4.000%,  7/1/2048 3,798,097
Total 111,002,323
Technology (1.5%)
Apple, Inc.
441,000 3.450%,  5/6/2024 484,461
135,000 1.125%,  5/11/2025 137,599
Baidu, Inc.
168,000 3.075%,  4/7/2025 178,166

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
216
Principal
Amount Long-Term Fixed Income (52.4%) Value
Technology (1.5%) - continued
Black Knight InfoServ , LLC
$ 70,000 3.625%,  9/1/2028
g
$ 70,875
Broadcom Corporation
513,000 2.650%,  1/15/2023 533,515
199,000 3.125%,  1/15/2025 212,665
Broadcom, Inc.
71,000 2.250%,  11/15/2023 73,752
CDW, LLC
340,000 4.250%,  4/1/2028 351,647
CommScope Technologies
Finance, LLC
770,000 6.000%,  6/15/2025
g
763,363
Dell International, LLC/ EMC
Corporation
186,000 4.000%,  7/15/2024
g
202,041
71,000 5.850%,  7/15/2025
g
83,369
Diamond 1 Finance Corporation
358,000 5.450%,  6/15/2023
g
394,008
Diamond Sports Group, LLC
290,000 5.375%,  8/15/2026
g
168,925
430,000 6.625%,  8/15/2027
g
178,450
Fiserv, Inc.
237,000 2.750%,  7/1/2024 253,217
Gartner, Inc.
290,000 4.500%,  7/1/2028
g
302,748
200,000 3.750%,  10/1/2030
g
204,520
Global Payments, Inc.
64,000 2.650%,  2/15/2025 67,714
Hewlett Packard Enterprise
Company
127,000 2.250%,  4/1/2023 131,412
109,000 4.450%,  10/2/2023 120,404
Intuit, Inc.
135,000 0.950%,  7/15/2025 136,018
Iron Mountain, Inc.
360,000 5.000%,  7/15/2028
g,j
367,499
Marvell Technology Group, Ltd.
126,000 4.200%,  6/22/2023 136,311
Micron Technology, Inc.
212,000 2.497%,  4/24/2023 220,563
NCR Corporation
710,000 6.125%,  9/1/2029
g
743,725
NXP BV/NXP Funding, LLC
189,000 4.875%,  3/1/2024
g
211,723
NXP Funding, LLC
70,000 2.700%,  5/1/2025
g
74,512
Open Text Corporation
510,000 4.125%,  2/15/2030
g
529,125
Oracle Corporation
170,000 2.500%,  5/15/2022 175,015
212,000 2.500%,  4/1/2025 227,082
Panasonic Corporation
187,000 2.536%,  7/19/2022
g
192,271
Plantronics, Inc.
460,000 5.500%,  5/31/2023
g
442,750
PTC, Inc.
140,000 3.625%,  2/15/2025
g
142,537
120,000 4.000%,  2/15/2028
g
124,050
Qorvo , Inc.
230,000 3.375%,  4/1/2031
g
232,875
Principal
Amount Long-Term Fixed Income (52.4%) Value
Technology (1.5%) - continued
Seagate HDD Cayman
$ 136,000 4.250%,  3/1/2022 $ 141,108
136,000 4.750%,  1/1/2025 149,520
Sensata Technologies, Inc.
480,000 3.750%,  2/15/2031
g
475,200
Shift4 Payments, LLC
100,000 4.625%,  11/1/2026
g
101,375
SS&C Technologies, Inc.
540,000 5.500%,  9/30/2027
g
573,928
Switch, Ltd.
290,000 3.750%,  9/15/2028
g
290,362
Tencent Holdings, Ltd.
162,000 1.810%,  1/26/2026
g
164,239
Texas Instruments, Inc.
210,000 1.375%,  3/12/2025 216,844
Total System Services, Inc.
135,000 3.750%,  6/1/2023 144,437
Xerox Holdings Corporation
260,000 5.000%,  8/15/2025
g
256,695
Total 11,382,615
Transportation (0.5%)
AerCap Holdings NV
213,000 5.875%,  10/10/2079
d
168,656
Air Canada Pass Through Trust
40,570 3.875%,  3/15/2023
g
35,209
Air Lease Corporation
133,000 2.300%,  2/1/2025 131,153
135,000 3.375%,  7/1/2025 138,241
American Airlines, Inc.
100,000 11.750%,  7/15/2025
g
97,250
Boeing Company
135,000 1.950%,  2/1/2024 134,478
CSX Corporation
126,000 3.700%,  11/1/2023 136,129
Delta Air Lines, Inc.
400,000 7.000%,  5/1/2025
g
436,500
270,630 4.500%,  10/20/2025
g
274,660
J.B. Hunt Transport Services, Inc.
160,000 3.300%,  8/15/2022 166,884
Mileage Plus Holdings, LLC
300,000 6.500%,  6/20/2027
g
312,375
Penske Truck Leasing Company,
LP
124,000 3.375%,  2/1/2022
g
127,826
135,000 1.200%,  11/15/2025
g
134,721
Ryder System, Inc.
236,000 3.500%,  6/1/2021 240,209
Southwest Airlines Company
68,000 4.750%,  5/4/2023 72,839
215,000 5.250%,  5/4/2025 239,052
Union Pacific Corporation
189,000 3.750%,  7/15/2025 213,876
United Airlines Pass Through Trust
160,000 3.700%,  12/1/2022 150,755
XPO Logistics, Inc.
230,000 6.125%,  9/1/2023
g
232,875

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
217
Principal
Amount Long-Term Fixed Income (52.4%) Value
Transportation (0.5%) - continued
$ 375,000 6.750%,  8/15/2024
g
$ 396,825
Total 3,840,513
Utilities (1.2%)
AES Corporation
390,000 5.125%,  9/1/2027 418,308
Alabama Power Company
117,000 2.450%,  3/30/2022 120,191
Ameren Corporation
125,000 2.500%,  9/15/2024 132,754
Berkshire Hathaway Energy
Company
135,000 4.050%,  4/15/2025
g
153,125
Calpine Corporation
410,000 4.500%,  2/15/2028
g
417,175
CenterPoint Energy, Inc.
120,000 2.500%,  9/1/2022 124,039
127,000 2.500%,  9/1/2024 134,551
Dominion Energy, Inc.
126,000 2.715%,  8/15/2021 128,093
126,000 3.071%,  8/15/2024 136,041
205,000 4.650%,  12/15/2024
d,i
209,785
DTE Energy Company
179,000 3.300%,  6/15/2022 185,905
187,000 2.529%,  10/1/2024 198,443
Duke Energy Corporation
250,000 2.400%,  8/15/2022 258,194
207,000 4.875%,  9/16/2024
d,i
219,099
Edison International
137,000 4.950%,  4/15/2025 151,508
Entergy Corporation
136,000 0.900%,  9/15/2025 136,007
Evergy , Inc.
127,000 2.450%,  9/15/2024 134,582
Exelon Generation Company, LLC
135,000 3.250%,  6/1/2025 146,837
FirstEnergy Corporation
184,000 2.850%,  7/15/2022 188,857
Florida Power & Light Company
140,000 2.850%,  4/1/2025 152,237
Georgia Power Company
133,000 2.100%,  7/30/2023 138,917
127,000 2.200%,  9/15/2024 133,370
GFL Environmental, Inc.
330,000 3.750%,  8/1/2025
g
330,000
NextEra Energy Operating
Partners, LP
710,000 3.875%,  10/15/2026
g
735,095
NiSource, Inc.
310,000 5.650%,  6/15/2023
d,i
310,000
135,000 0.950%,  8/15/2025 134,609
PG&E Corporation
190,000 5.000%,  7/1/2028 190,480
150,000 5.250%,  7/1/2030 150,000
PPL Capital Funding, Inc.
252,000 3.950%,  3/15/2024 275,109
PSEG Power, LLC
143,000 3.000%,  6/15/2021 144,948
Principal
Amount Long-Term Fixed Income (52.4%) Value
Utilities (1.2%) - continued
Public Service Enterprise Group,
Inc.
$ 126,000 2.875%,  6/15/2024 $ 135,427
Sempra Energy
246,000 3.550%,  6/15/2024 267,289
156,000 4.875%,  10/15/2025
d,i
162,240
Southern Company
285,000 4.000%,  1/15/2051
d
289,822
Suburban Propane Partners, LP
350,000 5.875%,  3/1/2027 360,500
Talen Energy Supply, LLC
360,000 7.625%,  6/1/2028
g
352,350
TerraForm Power Operating, LLC
325,000 5.000%,  1/31/2028
g
356,793
TransCanada Trust
547,000 5.875%,  8/15/2076
d
581,297
Vistra Operations Company, LLC
580,000 5.000%,  7/31/2027
g
606,100
Total 9,400,077
Total Long-Term Fixed Income
(cost $402,240,972) 405,445,883
Shares
Registered Investment
Companies ( 19.1% ) Value
Unaffiliated  (4.0%)
15,194 Aberdeen Asia-Pacific Income
Fund, Inc. 57,737
8,100 AllianceBernstein Global High
Income Fund, Inc. 83,349
34,500 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 397,785
3,728 BlackRock Core Bond Trust 57,784
5,775 BlackRock Corporate High Yield
Fund, Inc. 61,215
4,160 BlackRock Credit Allocation
Income Trust 57,450
11,578 BlackRock Enhanced Equity
Dividend Trust 81,162
9,072 BlackRock Enhanced Global
Dividend Trust 83,281
10,030 BlackRock Multi-Sector Income
Trust 156,970
49,958 BlackRock Resources &
Commodities Strategy Trust 284,261
6,800 Brookfield Real Assets Income
Fund, Inc. 108,052
5,745 Cohen & Steers Quality Income
Realty Fund, Inc. 59,231
5,016 Eaton Vance Limited Duration
Income Fund 58,687
8,082 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 57,625
6,590 Invesco Dynamic Credit
Opportunities Fund 60,958
759,305 Invesco Senior Loan ETF 16,325,058
38,700 iShares S&P U.S. Preferred Stock
Index Fund 1,401,714
15,166 Liberty All-Star Equity Fund 87,963
13,575 Nuveen Credit Strategies Income
Fund 78,599
4,556 PGIM Global High Yield Fund, Inc. 57,998
4,531 PGIM High Yield Bond Fund, Inc. 61,304

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
218
Shares
Registered Investment
Companies (19.1%) Value
Unaffiliated  (4.0%)- continued
3,094 Pimco Dynamic Credit And
Mortgage Income Fund $ 58,415
10,902 Royce Micro-Cap Trust, Inc. 84,054
11,375 Royce Value Trust, Inc. 144,235
21,948 SPDR Bloomberg Barclays High
Yield Bond ETF 2,289,176
73,573 Templeton Global Income Fund 381,844
2,308 Tri-Continental Corporation 58,438
93,445 Vanguard Short-Term Corporate
Bond ETF 7,735,377
23,360 Voya Global Equity Dividend &
Premium Opportunity Fund 108,858
15,718 Wells Fargo Income Opportunities
Fund 113,012
50,332 Western Asset High Income
Opportunity Fund, Inc. 245,620
Total 30,897,212
Affiliated  (15.1%)
11,879,555 Thrivent Core Emerging Markets
Debt Fund 116,538,436
Total 116,538,436
Total Registered Investment
Companies (cost $145,889,370) 147,435,648
Shares Preferred Stock ( 1.0% ) Value
Communications Services (0.1%)
15,450 AT&T, Inc., 4.750%
i
390,731
4,450 AT&T, Inc., 5.000%
i
116,100
Total 506,831
Consumer Staples (0.1%)
17,520 CHS, Inc., 7.100%
d,i
480,749
Total 480,749
Energy (<0.1%)
31,215 Crestwood Equity Partners, LP,
9.250%
i
191,972
2,800 Energy Transfer Operating, LP,
7.600%
d,i
54,460
5,255 Nustar Logistics, LP, 6.971%
d
98,479
Total 344,911
Financials (0.7%)
4,025 Aegon Funding Corporation II,
5.100% 104,891
7,320 Agribank FCB, 6.875%
d,i
786,900
8,200 Allstate Corporation, 5.100%
i
219,596
7,500 Bank of America Corporation,
5.000%
i
195,375
3,625 Bank of America Corporation,
5.375%
i
95,954
8,275 Capital One Financial Corporation,
5.000%
i,j
208,116
5,700 Cobank ACB, 6.250%
d,i
595,650
8,875 Equitable Holdings, Inc., 5.250%
i
224,449
265 First Horizon Bank, 3.750%
d,g,i
206,700
14,700 GMAC Capital Trust I, 6.065%
d
378,378
6,500 Hartford Financial Services Group,
Inc., 7.875%
d
178,490
Shares Preferred Stock (1.0%) Value
Financials (0.7%) - continued
5,500 J.P. Morgan Chase & Company,
4.750%
i
$ 145,970
6,025 J.P. Morgan Chase & Company,
5.750%
i
163,217
6,075 Legg Mason, Inc., 5.450% 156,188
10,500 Morgan Stanley, 5.850%
d,i
295,890
13,100 Morgan Stanley, 7.125%
d,i
376,625
1,400 Synovus Financial Corporation,
5.875%
d,i
36,078
9,150 Truist Financial Corporation,
4.750%
i,m
238,724
709 Wells Fargo & Company,
Convertible, 7.500%
i
956,271
Total 5,563,462
Real Estate (0.1%)
11,475 Public Storage, 4.125%
i,m
296,629
2,450 Public Storage, 4.625%
i
64,704
625 Public Storage, 4.700%
i
16,750
950 Public Storage, 4.875%
i
25,660
Total 403,743
Utilities (<0.1%)
12,000 Southern Company, 4.950% 316,560
Total 316,560
Total Preferred Stock
(cost $7,480,667) 7,616,256
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
1,843,225 Thrivent Cash Management Trust 1,843,225
Total Collateral Held for
Securities Loaned
(cost $1,843,225) 1,843,225
Shares Common Stock ( 0.1% ) Value
Communications Services (<0.1%)
3,951 Windstream Services, LLC
Rights
e,m
37,495
Total 37,495
Energy (0.1%)
1,900 Enbridge, Inc. 52,364
4,500 Kinder Morgan, Inc. 53,550
173,878 McDermott International, Inc.
m
295,593
3,500 MPLX, LP 60,235
129 Vantage Drilling International 322
2,700 Williams Companies, Inc. 51,813
Total 513,877
Financials (<0.1%)
7,200 FS KKR Capital Corporation 105,120
7,900 FS KKR Capital Corporation II 115,261
9,806 Golub Capital BDC, Inc. 124,634
6,700 Sixth Street Specialty Lending, Inc. 110,282
Total 455,297
Total Common Stock
(cost $1,246,682) 1,006,669

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.
219
Shares or
Principal
Amount Short-Term Investments ( 15.2% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.070%, 11/18/2020
n,o
$ 299,989
400,000 0.060%, 1/12/2021
n,o
399,921
100,000 0.096%, 1/15/2021
n,o
99,980
Thrivent Core Short-Term Reserve
Fund
11,611,025 0.290% 116,110,244
U.S. Treasury Bills
300,000 0.093%, 11/19/2020
n
299,988
Total Short-Term Investments
(cost $117,199,379) 117,210,122
Total Investments (cost
$885,378,625) 114.3% $883,960,149
Other Assets and Liabilities, Net
(14.3%) (110,683,298)
Total Net Assets 100.0% $773,276,851
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed delivery basis.
d Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2020.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $147,666,223 or
19.1% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2020.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j All or a portion of the security is on loan.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 1,596,330
Common Stock 196,170
Total lending $1,792,500
Gross amount payable upon return of
collateral for securities loaned $1,843,225
Net amounts due to counterparty
$50,725
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Thrivent Mutual Funds and Shareholders of Thrivent Aggressive Allocation Fund, Thrivent Balanced Income Plus Fund, Thrivent Global Stock Fund, Thrivent High Yield Fund, Thrivent Income Fund, Thrivent International Allocation Fund, Thrivent Limited Maturity Bond Fund, Thrivent Moderate Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderately Conservative Allocation Fund, Thrivent Municipal Bond Fund and Thrivent Opportunity Income Plus Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of Thrivent Aggressive Allocation Fund, Thrivent Balanced Income Plus Fund, Thrivent Global Stock Fund, Thrivent High Yield Fund, Thrivent Income Fund, Thrivent International Allocation Fund, Thrivent Limited Maturity Bond Fund, Thrivent Moderate Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderately Conservative Allocation Fund, Thrivent Municipal Bond Fund and Thrivent Opportunity Income Plus Fund (twelve of the funds constituting Thrivent Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, agent banks, transfer agent and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

December 18, 2020

We have served as the auditor of one or more investment companies in Thrivent Financial for Lutherans investment company complex since 1987.